UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Semi-Annual Report
March 31, 2023
SPDR® Index Shares Funds
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Nestle SA	2.2%
ASML Holding NV	1.7
Novo Nordisk AS Class B	1.6
Novartis AG	1.5
LVMH Moet Hennessy Louis Vuitton SE	1.3
AstraZeneca PLC	1.3
Roche Holding AG	1.2
Shell PLC	1.2
Toyota Motor Corp.	1.1
SAP SE	1.1
TOTAL	14.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

SPDR Bloomberg SASB Emerging Markets ESG Select ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.0
Alibaba Group Holding Ltd.	2.4
International Holding Co. PJSC	1.2
Kweichow Moutai Co. Ltd. Class A	1.1
HDFC Bank Ltd. ADR	1.1
Reliance Industries Ltd. GDR	1.1
Meituan Class B	1.0
Al Rajhi Bank	1.0
ICICI Bank Ltd. ADR	0.9
TOTAL	18.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
2

SPDR EURO STOXX 50 ETF
Portfolio Statistics (Unaudited)

Description	% of Net Assets
ASML Holding NV	8.2%
LVMH Moet Hennessy Louis Vuitton SE	7.1
TotalEnergies SE	4.4
SAP SE	3.8
Sanofi	3.7
Siemens AG	3.6
L'Oreal SA	3.2
Schneider Electric SE	2.8
Allianz SE	2.8
Air Liquide SA	2.6
TOTAL	42.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

SPDR MSCI ACWI Climate Paris Aligned ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Apple, Inc.	4.6%
Microsoft Corp.	3.7
Amazon.com, Inc.	1.5
Alphabet, Inc. Class C	1.3
NVIDIA Corp.	1.3
Tesla, Inc.	1.0
Meta Platforms, Inc. Class A	0.8
Alphabet, Inc. Class A	0.8
UnitedHealth Group, Inc.	0.8
Edison International	0.8
TOTAL	16.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR MSCI ACWI ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.9%
Nestle SA	1.5
Tencent Holdings Ltd.	1.3
ASML Holding NV	1.2
Novo Nordisk AS Class B	1.1
LVMH Moet Hennessy Louis Vuitton SE	1.1
Samsung Electronics Co. Ltd. GDR	1.1
Shell PLC	0.9
Roche Holding AG	0.9
Novartis AG	0.9
TOTAL	11.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
5

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Nestle SA	2.4%
ASML Holding NV	1.9
Novo Nordisk AS Class B	1.8
LVMH Moet Hennessy Louis Vuitton SE	1.8
AstraZeneca PLC	1.5
Roche Holding AG	1.4
Novartis AG	1.4
Toyota Motor Corp.	1.0
HSBC Holdings PLC	1.0
Unilever PLC	0.9
TOTAL	15.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
6

SPDR MSCI EAFE StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Novo Nordisk AS Class B	2.8%
Nestle SA	2.5
Roche Holding AG	2.0
Novartis AG	1.9
ASML Holding NV	1.8
LVMH Moet Hennessy Louis Vuitton SE	1.7
BHP Group Ltd.	1.5
Unilever PLC	1.3
GSK PLC	1.0
L'Oreal SA	1.0
TOTAL	17.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
7

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	7.0%
Tencent Holdings Ltd.	4.9
Samsung Electronics Co. Ltd.	3.7
Alibaba Group Holding Ltd.	3.0
Meituan Class B	1.4
Infosys Ltd.	1.0
Vale SA	1.0
ICICI Bank Ltd.	0.9
China Construction Bank Corp. Class H	0.8
Baidu, Inc. Class A	0.8
TOTAL	24.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
8

SPDR MSCI Emerging Markets StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Vale SA ADR	2.1
Tata Consultancy Services Ltd.	1.9
Samsung Electronics Co. Ltd.	1.7
China Construction Bank Corp. Class H	1.6
Al Rajhi Bank	1.6
MediaTek, Inc.	1.5
Bank of China Ltd. Class H	1.2
Bank Central Asia Tbk PT	1.2
Hindustan Unilever Ltd.	1.1
TOTAL	16.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
9

SPDR MSCI World StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Microsoft Corp.	2.6%
Apple, Inc.	2.4
NVIDIA Corp.	1.5
Meta Platforms, Inc. Class A	1.4
Johnson & Johnson	1.4
Nestle SA	1.3
UnitedHealth Group, Inc.	1.2
Home Depot, Inc.	1.2
Visa, Inc. Class A	1.2
Merck & Co., Inc.	1.2
TOTAL	15.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
10

SPDR S&P Emerging Asia Pacific ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.1%
Tencent Holdings Ltd.	5.4
Alibaba Group Holding Ltd.	3.5
Reliance Industries Ltd. GDR	1.9
Meituan Class B	1.6
Infosys Ltd. ADR	1.4
Housing Development Finance Corp. Ltd.	1.2
China Construction Bank Corp. Class H	1.1
ICICI Bank Ltd. ADR	1.0
HDFC Bank Ltd.	1.0
TOTAL	24.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
11

SPDR S&P Emerging Markets Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
ASE Technology Holding Co. Ltd.	4.8%
Agricultural Bank of China Ltd. Class H	3.6
Bank of China Ltd. Class H	3.6
Quanta Computer, Inc.	3.6
China Construction Bank Corp. Class H	3.4
Industrial & Commercial Bank of China Ltd. Class H	3.3
PetroChina Co. Ltd. Class H	3.3
China Petroleum & Chemical Corp. Class H	3.2
Zhen Ding Technology Holding Ltd.	3.0
Banco do Brasil SA	2.9
TOTAL	34.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
12

SPDR S&P Emerging Markets Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Alchip Technologies Ltd.	0.3%
Gigabyte Technology Co. Ltd.	0.3
Corp. Inmobiliaria Vesta SAB de CV	0.3
International Games System Co. Ltd.	0.3
MINISO Group Holding Ltd. ADR	0.3
King Yuan Electronics Co. Ltd.	0.2
Motor Oil Hellas Corinth Refineries SA	0.2
Cia de Minas Buenaventura SAA ADR	0.2
Topco Scientific Co. Ltd.	0.2
Radiant Opto-Electronics Corp.	0.2
TOTAL	2.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
13

SPDR S&P Global Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
New World Development Co. Ltd.	1.6%
Adecco Group AG	1.5
Lenovo Group Ltd.	1.5
A2A SpA	1.5
Legal & General Group PLC	1.3
Guangdong Investment Ltd.	1.3
Janus Henderson Group PLC	1.3
BASF SE	1.3
Bouygues SA	1.3
Longfor Group Holdings Ltd.	1.2
TOTAL	13.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
14

SPDR S&P Global Infrastructure ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
NextEra Energy, Inc.	5.0%
Enbridge, Inc.	5.0
Aena SME SA	4.9
Transurban Group Stapled Security	4.8
Southern Co.	3.2
Duke Energy Corp.	3.1
Grupo Aeroportuario del Pacifico SAB de CV ADR	3.1
Iberdrola SA	3.1
Getlink SE	2.9
Auckland International Airport Ltd.	2.9
TOTAL	38.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
15

SPDR S&P International Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Algonquin Power & Utilities Corp.	3.3%
Enel SpA	1.9
China Construction Bank Corp. Class H	1.9
Bouygues SA	1.8
Enagas SA	1.7
Telenor ASA	1.7
E.ON SE	1.6
BCE, Inc.	1.6
TC Energy Corp.	1.6
Red Electrica Corp. SA	1.6
TOTAL	18.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
16

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 5.8%
BHP Group Ltd.	4,192	$ 132,603
Brambles Ltd.	963	8,662
Commonwealth Bank of Australia	1,532	100,882
Dexus REIT	4,373	21,995
Flutter Entertainment PLC (a)	44	8,014
Fortescue Metals Group Ltd.	1,208	18,196
Goodman Group REIT	370	4,656
GPT Group REIT	14,543	41,298
IGO Ltd.	394	3,370
Macquarie Group Ltd.	244	28,706
Mineral Resources Ltd.	109	5,883
Mirvac Group REIT	7,913	11,023
National Australia Bank Ltd.	3,519	65,332
Newcrest Mining Ltd.	611	10,988
Northern Star Resources Ltd.	431	3,553
Origin Energy Ltd.	728	4,042
Pilbara Minerals Ltd.	1,124	2,966
QBE Insurance Group Ltd.	654	6,391
Rio Tinto Ltd.	340	27,358
Rio Tinto PLC	832	56,354
Stockland REIT	9,686	25,819
Suncorp Group Ltd.	1,509	12,239
Transurban Group Stapled Security	3,481	33,129
Vicinity Ltd. REIT	8,288	10,796
Wesfarmers Ltd.	578	19,453
Westpac Banking Corp.	2,872	41,664
Woodside Energy Group Ltd.	1,538	34,343
Woolworths Group Ltd.	400	10,153
		749,868
AUSTRIA — 0.4%
Erste Group Bank AG	383	12,691
Mondi PLC	1,846	29,262
OMV AG	208	9,550
Verbund AG	36	3,129
		54,632
BELGIUM — 0.9%
Ageas SA	69	2,988
Anheuser-Busch InBev SA	878	58,503
KBC Group NV	282	19,394
Solvay SA	182	20,831
UCB SA	79	7,076
Umicore SA	217	7,358
		116,150
BRAZIL — 0.2%
Wheaton Precious Metals Corp.	287	13,803
Yara International ASA	178	7,715
		21,518
CANADA — 8.8%
Agnico Eagle Mines Ltd.	301	15,324
Bank of Montreal	834	74,184
Bank of Nova Scotia	1,060	53,315
Security Description	Shares	Value
Barrick Gold Corp.	1,543	$ 28,606
BCE, Inc.	243	10,870
Brookfield Corp.	400	13,014
CAE, Inc. (a)	228	5,148
Cameco Corp.	300	7,845
Canadian Imperial Bank of Commerce	1,237	52,383
Canadian National Railway Co.	803	94,620
Canadian Natural Resources Ltd.	809	44,708
Canadian Pacific Railway Ltd.	966	74,284
Cenovus Energy, Inc.	1,142	19,898
CGI, Inc. (a)	106	10,202
Enbridge, Inc.	2,164	82,396
Franco-Nevada Corp.	83	12,090
IGM Financial, Inc.	416	12,415
Magna International, Inc.	157	8,398
National Bank of Canada	507	36,215
Nutrien Ltd.	415	30,606
Open Text Corp.	283	10,901
Power Corp. of Canada	503	12,837
Royal Bank of Canada	1,218	116,324
Saputo, Inc.	168	4,341
Shopify, Inc. Class A (a)	659	31,554
Sun Life Financial, Inc.	642	29,952
Suncor Energy, Inc.	1,027	31,842
TC Energy Corp.	798	30,998
Teck Resources Ltd. Class B	504	18,378
TELUS Corp. (b)	827	16,395
TELUS Corp. (a)(b)	20	396
Thomson Reuters Corp.	124	16,111
Toronto-Dominion Bank	1,791	107,128
Tourmaline Oil Corp.	68	2,830
WSP Global, Inc.	199	26,031
		1,142,539
CHILE — 0.0% (c)
Antofagasta PLC	284	5,552
CHINA — 0.4%
Budweiser Brewing Co. APAC Ltd. (d)	1,500	4,576
Prosus NV (a)	590	46,114
		50,690
DENMARK — 2.5%
AP Moller - Maersk AS Class A	1	1,774
AP Moller - Maersk AS Class B	3	5,445
Carlsberg AS Class B	118	18,294
Chr Hansen Holding AS	49	3,723
Coloplast AS Class B	163	21,438
DSV AS	91	17,605
Novo Nordisk AS Class B	1,276	202,067
Novozymes AS Class B	185	9,468
Orsted AS (d)	140	11,912
Pandora AS	28	2,677
Vestas Wind Systems AS	898	26,063
		320,466

See accompanying notes to financial statements.
17

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
FINLAND — 1.7%
Elisa Oyj	100	$ 6,036
Fortum Oyj (a)	351	5,383
Kesko Oyj Class A	142	3,079
Kesko Oyj Class B	266	5,724
Kone Oyj Class B	337	17,574
Metso Outotec Oyj	294	3,207
Neste Oyj (b)	412	20,335
Nokia Oyj (b)	8,056	39,522
Nordea Bank Abp	2,326	24,818
Sampo Oyj Class A	745	35,193
Stora Enso Oyj Class R	1,703	22,166
UPM-Kymmene Oyj (a)	1,073	36,080
		219,117
FRANCE — 10.2%
Aeroports de Paris (a)	25	3,576
Air Liquide SA	406	68,017
Alstom SA	376	10,245
Amundi SA (d)	251	15,830
AXA SA	2,604	79,682
BioMerieux	85	8,958
BNP Paribas SA	1,067	64,002
Bureau Veritas SA	1,110	31,922
Capgemini SE	205	38,030
Carrefour SA	982	19,876
Cie de Saint-Gobain	556	31,605
Cie Generale des Etablissements Michelin SCA	1,266	38,712
Credit Agricole SA	446	5,038
Danone SA	1,541	95,950
Dassault Systemes SE	238	9,794
Edenred	100	5,926
Engie SA	1,335	21,138
EssilorLuxottica SA	163	29,397
Gecina SA REIT	159	16,506
Hermes International	15	30,377
Kering SA	71	46,283
Legrand SA	225	20,553
L'Oreal SA	256	114,381
LVMH Moet Hennessy Louis Vuitton SE	188	172,471
Orange SA	569	6,770
Pernod Ricard SA	274	62,127
Publicis Groupe SA	127	9,904
Renault SA (a)	286	11,683
Societe Generale SA	780	17,614
Teleperformance	108	26,014
TotalEnergies SE	1,985	117,233
Veolia Environnement SA	583	17,989
Vinci SA	484	55,592
Vivendi SE	501	5,062
Worldline SA (a)(d)	198	8,413
		1,316,670
GERMANY — 8.9%
adidas AG	127	22,460
Security Description	Shares	Value
Allianz SE	456	$ 105,426
BASF SE	778	40,877
Bayerische Motoren Werke AG	380	41,673
Bayerische Motoren Werke AG Preference Shares	187	19,159
Beiersdorf AG	125	16,290
Commerzbank AG (a)	670	7,062
Covestro AG (d)	178	7,374
Daimler Truck Holding AG (a)	263	8,889
Deutsche Bank AG	1,636	16,630
Deutsche Boerse AG	124	24,175
Deutsche Lufthansa AG (a)	839	9,352
Deutsche Post AG	936	43,819
Deutsche Telekom AG	3,034	73,672
E.ON SE	1,388	17,342
Evonik Industries AG	298	6,268
Fresenius Medical Care AG & Co. KGaA	127	5,395
Fresenius SE & Co. KGaA	189	5,103
Hapag-Lloyd AG (d)	11	3,609
HeidelbergCement AG	271	19,803
Henkel AG & Co. KGaA Preference Shares	422	33,038
Henkel AG & Co. KGaA	347	25,259
Infineon Technologies AG	1,213	49,657
Knorr-Bremse AG	104	6,924
Mercedes-Benz Group AG	886	68,132
Merck KGaA	164	30,566
MTU Aero Engines AG	20	5,011
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	150	52,557
Porsche Automobil Holding SE Preference Shares	71	4,082
Puma SE	106	6,548
Rheinmetall AG	32	9,512
RWE AG	495	21,318
SAP SE	1,068	134,668
Sartorius AG Preference Shares	6	2,523
Siemens AG	728	118,055
Siemens Healthineers AG (d)	190	10,945
Symrise AG	105	11,431
Telefonica Deutschland Holding AG	3,614	11,139
Volkswagen AG	36	6,180
Volkswagen AG Preference Shares	157	21,431
Vonovia SE	745	14,035
Zalando SE (a)(d)	297	12,436
		1,149,825
HONG KONG — 1.6%
AIA Group Ltd.	9,600	101,076
CLP Holdings Ltd.	2,000	14,446
Hong Kong Exchanges & Clearing Ltd.	900	39,921
Link REIT	700	4,503
Prudential PLC	2,123	28,928
Swire Properties Ltd.	4,000	10,293

See accompanying notes to financial statements.
18

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Techtronic Industries Co. Ltd.	1,000	$ 10,809
		209,976
IRELAND — 0.6%
CRH PLC	1,098	55,441
Kerry Group PLC Class A	123	12,273
Kingspan Group PLC	83	5,685
		73,399
ISRAEL — 0.1%
Bank Hapoalim BM	1,060	8,758
ITALY — 2.8%
Assicurazioni Generali SpA	2,379	47,506
Coca-Cola HBC AG (a)	673	18,415
Enel SpA	10,558	64,546
Eni SpA	2,963	41,546
Ferrari NV	17	4,604
Intesa Sanpaolo SpA ADR	24,299	62,501
Mediobanca Banca di Credito Finanziario SpA	719	7,240
Nexi SpA (a)(d)	631	5,132
Poste Italiane SpA (d)	2,591	26,495
Prysmian SpA	277	11,647
Terna - Rete Elettrica Nazionale	1,808	14,862
UniCredit SpA	1,466	27,729
UnipolSai Assicurazioni SpA	10,565	26,722
		358,945
JAPAN — 18.1%
Advantest Corp.	200	18,273
Aeon Co. Ltd.	1,000	19,280
AGC, Inc.	700	25,904
Ajinomoto Co., Inc.	600	20,765
ANA Holdings, Inc. (a)	200	4,322
Asahi Group Holdings Ltd.	900	33,298
Asahi Kasei Corp.	800	5,568
Astellas Pharma, Inc.	1,900	26,882
Bandai Namco Holdings, Inc.	300	6,421
Bridgestone Corp.	1,300	52,424
Canon, Inc.	1,600	35,531
Chugai Pharmaceutical Co. Ltd.	400	9,828
Dai Nippon Printing Co. Ltd.	400	11,135
Dai-ichi Life Holdings, Inc.	1,100	20,125
Daiichi Sankyo Co. Ltd.	1,500	54,347
Daikin Industries Ltd.	300	53,321
Daiwa House Industry Co. Ltd.	1,000	23,398
Daiwa Securities Group, Inc.	1,100	5,133
Denso Corp.	400	22,370
Eisai Co. Ltd.	200	11,277
ENEOS Holdings, Inc.	3,300	11,535
FANUC Corp.	500	17,883
Fast Retailing Co. Ltd.	100	21,700
Fuji Electric Co. Ltd.	300	11,721
FUJIFILM Holdings Corp.	400	20,131
Fujitsu Ltd.	200	26,801
Hitachi Ltd.	1,000	54,489
Honda Motor Co. Ltd.	2,000	52,746
Security Description	Shares	Value
Hoya Corp.	100	$ 10,940
Inpex Corp.	1,000	10,497
ITOCHU Corp.	100	3,232
Japan Real Estate Investment Corp. REIT	8	31,738
JFE Holdings, Inc.	600	7,569
Kansai Electric Power Co., Inc.	400	3,880
Kao Corp.	1,200	46,588
KDDI Corp.	1,200	36,904
Keyence Corp.	100	48,426
Kirin Holdings Co. Ltd.	2,200	34,647
Komatsu Ltd.	1,700	41,858
Kubota Corp.	1,800	27,036
Kyocera Corp.	300	15,526
Makita Corp.	100	2,464
MEIJI Holdings Co. Ltd.	400	9,482
MINEBEA MITSUMI, Inc.	300	5,660
Mitsubishi Corp.	600	21,419
Mitsubishi Electric Corp.	2,800	33,209
Mitsubishi Estate Co. Ltd.	1,500	17,768
Mitsubishi Heavy Industries Ltd.	400	14,655
Mitsubishi UFJ Financial Group, Inc.	7,400	47,144
Mitsui & Co. Ltd.	700	21,649
Mitsui Fudosan Co. Ltd.	500	9,332
Mitsui OSK Lines Ltd.	200	4,974
Mizuho Financial Group, Inc.	300	4,233
MS&AD Insurance Group Holdings, Inc.	800	24,681
Murata Manufacturing Co. Ltd.	400	24,164
NEC Corp.	700	26,824
Nidec Corp.	300	15,429
Nintendo Co. Ltd.	600	23,132
Nippon Steel Corp.	700	16,410
Nippon Telegraph & Telephone Corp.	1,400	41,677
Nippon Yusen KK	400	9,284
Nissan Motor Co. Ltd.	3,100	11,672
Nissin Foods Holdings Co. Ltd.	100	9,114
Nitto Denko Corp.	100	6,424
Nomura Holdings, Inc.	4,700	18,000
Nomura Research Institute Ltd.	700	16,121
NTT Data Corp.	1,000	13,014
Obayashi Corp.	1,600	12,178
Olympus Corp.	1,100	19,163
Omron Corp.	300	17,372
Ono Pharmaceutical Co. Ltd.	100	2,077
Oriental Land Co. Ltd.	230	7,825
Panasonic Holdings Corp.	2,800	24,867
Recruit Holdings Co. Ltd.	1,100	30,168
Renesas Electronics Corp. (a)	600	8,626
Secom Co. Ltd.	200	12,268
Seiko Epson Corp.	800	11,307
Sekisui Chemical Co. Ltd.	1,800	25,372
Sekisui House Ltd.	1,100	22,299
Shimadzu Corp.	400	12,443
Shin-Etsu Chemical Co. Ltd.	1,340	43,042
Shionogi & Co. Ltd.	100	4,491

See accompanying notes to financial statements.
19

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shiseido Co. Ltd.	500	$ 23,221
SoftBank Corp.	600	6,893
SoftBank Group Corp.	600	23,362
Sompo Holdings, Inc.	300	11,839
Sony Group Corp.	1,200	108,062
Subaru Corp.	300	4,766
Sumitomo Corp.	200	3,518
Sumitomo Electric Industries Ltd.	1,400	17,851
Sumitomo Metal Mining Co. Ltd.	100	3,794
Sumitomo Mitsui Financial Group, Inc.	400	15,923
Sumitomo Mitsui Trust Holdings, Inc.	100	3,412
Sumitomo Realty & Development Co. Ltd.	100	2,241
Suzuki Motor Corp.	300	10,829
Sysmex Corp.	200	12,988
Takeda Pharmaceutical Co. Ltd.	2,000	65,369
TDK Corp.	300	10,651
Terumo Corp.	600	16,112
Tokio Marine Holdings, Inc.	1,900	36,361
Tokyo Electron Ltd.	300	36,156
TOPPAN, Inc.	400	8,010
Toray Industries, Inc.	1,600	9,093
TOTO Ltd.	600	19,926
Toyota Motor Corp.	9,600	135,607
Toyota Tsusho Corp.	100	4,223
Unicharm Corp.	400	16,353
Yamaha Corp.	200	7,649
Yamaha Motor Co. Ltd.	500	12,999
Yaskawa Electric Corp.	100	4,335
Z Holdings Corp.	2,600	7,283
		2,335,708
LUXEMBOURG — 0.1%
ArcelorMittal SA	447	13,535
MACAU — 0.1%
Galaxy Entertainment Group Ltd. (a)	1,000	6,682
Sands China Ltd. (a)	1,600	5,564
		12,246
NETHERLANDS — 5.3%
ABN AMRO Bank NV GDR (d)	686	10,896
Adyen NV (a)(d)	14	22,195
Aegon NV	3,561	15,286
Akzo Nobel NV	267	20,880
ASM International NV	15	6,061
ASML Holding NV	327	222,114
Heineken Holding NV	403	37,019
Heineken NV	407	43,803
ING Groep NV	2,715	32,240
Koninklijke Ahold Delhaize NV	516	17,654
Koninklijke DSM NV	199	23,501
Koninklijke KPN NV	4,827	17,076
Koninklijke Philips NV	1,049	19,188
NN Group NV	406	14,759
Randstad NV	93	5,517
Shell PLC	5,463	155,933
Security Description	Shares	Value
Wolters Kluwer NV	182	$ 23,006
		687,128
NORWAY — 0.5%
Aker BP ASA	241	5,898
DNB Bank ASA	177	3,166
Equinor ASA	629	17,940
Mowi ASA	346	6,389
Norsk Hydro ASA	2,202	16,358
Orkla ASA	1,992	14,124
		63,875
PORTUGAL — 0.4%
EDP - Energias de Portugal SA	7,409	40,376
Jeronimo Martins SGPS SA	693	16,278
		56,654
SINGAPORE — 0.8%
CapitaLand Integrated Commercial Trust REIT	5,400	8,042
DBS Group Holdings Ltd.	1,500	37,231
Grab Holdings Ltd. Class A (a)	1,300	3,913
Sea Ltd. ADR (a)	152	13,155
STMicroelectronics NV	615	32,710
United Overseas Bank Ltd.	300	6,715
		101,766
SPAIN — 3.4%
Acciona SA	51	10,234
Aena SME SA (a)(d)	122	19,736
Amadeus IT Group SA (a)	534	35,773
Banco Bilbao Vizcaya Argentaria SA	5,910	42,192
Banco Santander SA	14,556	54,180
CaixaBank SA	6,223	24,231
Cellnex Telecom SA (a)(d)	356	13,831
Endesa SA	1,390	30,203
Ferrovial SA	514	15,128
Grifols SA (a)	242	2,395
Iberdrola SA	6,602	82,379
Industria de Diseno Textil SA	644	21,620
Naturgy Energy Group SA	413	12,452
Red Electrica Corp. SA	542	9,539
Repsol SA	1,567	24,149
Telefonica SA	8,262	35,663
		433,705
SWEDEN — 2.5%
Alfa Laval AB	208	7,416
Assa Abloy AB Class B	938	22,460
Atlas Copco AB Class A	2,261	28,681
Atlas Copco AB Class B	1,474	16,941
Boliden AB	259	10,186
Castellum AB	406	4,714
Epiroc AB Class A	530	10,519
Epiroc AB Class B	348	5,922
EQT AB	225	4,570
Essity AB Class B	628	17,951
Evolution AB (d)	39	5,221

See accompanying notes to financial statements.
20

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hexagon AB Class B	576	$ 6,602
Holmen AB Class B	122	4,697
Investor AB Class A	276	5,621
Investor AB Class B	1,149	22,831
Nibe Industrier AB Class B	990	11,247
Sandvik AB	1,328	28,149
SKF AB Class B	640	12,591
Svenska Cellulosa AB SCA Class B	242	3,184
Svenska Handelsbanken AB Class A	506	4,384
Tele2 AB Class B	943	9,389
Telefonaktiebolaget LM Ericsson Class B	3,082	18,011
Telia Co. AB	6,349	16,146
Volvo AB Class A	553	11,892
Volvo AB Class B	1,492	30,769
Volvo Car AB Class B (a)	789	3,439
		323,533
SWITZERLAND — 5.3%
ABB Ltd.	2,436	83,649
Alcon, Inc.	336	23,796
Cie Financiere Richemont SA Class A	220	35,135
Credit Suisse Group AG	3,106	2,797
Geberit AG	113	62,985
Givaudan SA	7	22,780
Julius Baer Group Ltd.	98	6,685
Logitech International SA	212	12,323
Lonza Group AG	49	29,361
Novartis AG	2,167	198,684
Partners Group Holding AG	5	4,689
SGS SA	6	13,208
Sika AG	99	27,688
Sonova Holding AG	48	14,113
Straumann Holding AG	36	5,373
Swisscom AG	38	24,259
UBS Group AG	3,410	72,004
Zurich Insurance Group AG	95	45,516
		685,045
UNITED KINGDOM — 10.0%
3i Group PLC	1,456	30,334
Ashtead Group PLC	222	13,609
Associated British Foods PLC	257	6,165
AstraZeneca PLC	1,218	169,153
Aviva PLC	5,341	26,693
Barclays PLC	14,113	25,442
BP PLC	12,169	76,857
BT Group PLC	5,581	10,061
CK Hutchison Holdings Ltd.	500	3,102
CNH Industrial NV	1,446	22,120
Coca-Cola Europacific Partners PLC	446	26,399
Compass Group PLC	384	9,653
Croda International PLC	142	11,409
Diageo PLC	2,639	117,924
HSBC Holdings PLC	14,776	100,429
Informa PLC	2,577	22,068
Security Description	Shares	Value
InterContinental Hotels Group PLC	93	$ 6,108
International Consolidated Airlines Group SA (a)	2,155	4,023
Intertek Group PLC	185	9,271
Kingfisher PLC	2,403	7,761
Land Securities Group PLC REIT	2,626	20,170
Legal & General Group PLC	6,777	20,018
Lloyds Banking Group PLC	70,345	41,467
London Stock Exchange Group PLC	215	20,916
National Grid PLC	1,436	19,469
NatWest Group PLC	4,498	14,660
Pearson PLC	857	8,948
Reckitt Benckiser Group PLC	747	56,877
RELX PLC	2,098	67,913
Rentokil Initial PLC	3,069	22,449
Rolls-Royce Holdings PLC (a)	5,476	10,090
Segro PLC REIT	1,018	9,662
Severn Trent PLC	313	11,142
Smith & Nephew PLC	650	9,017
Spirax-Sarco Engineering PLC	77	11,287
SSE PLC	1,210	26,975
Standard Chartered PLC	1,349	10,245
Tesco PLC	7,415	24,360
Unilever PLC	2,492	129,104
United Utilities Group PLC	1,203	15,767
Vodafone Group PLC	27,183	30,014
Whitbread PLC	101	3,730
WPP PLC	1,000	11,853
		1,294,714
UNITED STATES — 7.6%
CSL Ltd.	361	69,705
Experian PLC	793	26,082
GSK PLC	3,938	69,580
Holcim AG (a)	1,003	64,667
Nestle SA	2,299	280,495
Roche Holding AG Bearer Shares	21	6,322
Roche Holding AG	548	156,533
Sanofi	1,068	116,311
Schneider Electric SE	609	101,682
Stellantis NV	2,820	51,276
Swiss Re AG	288	29,583
Tenaris SA	185	2,633
		974,869
ZAMBIA — 0.1%
First Quantum Minerals Ltd.	396	9,092
TOTAL COMMON STOCKS (Cost $13,664,881)		12,789,975

See accompanying notes to financial statements.
21

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e)(f) (Cost $4,605)	4,604	$ 4,604
TOTAL INVESTMENTS — 99.1% (Cost $13,669,486)		12,794,579
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		115,603
NET ASSETS — 100.0%		$ 12,910,182
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,789,579	$396	$—	$12,789,975
Short-Term Investment	4,604	—	—	4,604
TOTAL INVESTMENTS	$12,794,183	$396	$—	$12,794,579
Sector Breakdown as of March 31, 2023

		% of Net Assets
	Financials	20.0%
	Industrials	14.9
	Consumer Staples	11.7
	Health Care	11.2
	Consumer Discretionary	10.4
	Materials	8.1
	Information Technology	7.5
	Energy	5.8
	Communication Services	3.7
	Utilities	3.6
	Real Estate	2.2
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.9
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street ESG Liquid Reserves Fund, Premier Class	3,620	$3,621	$ 255	$ 3,876	$1	$(1)	—	$ —	$ 5
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	203,571	198,969	3	(1)	4,604	4,604	224
Total		$3,621	$203,826	$202,845	$4	$(2)		$4,604	$229
See accompanying notes to financial statements.
22

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 0.2%
AngloGold Ashanti Ltd.	630	$ 15,318
BRAZIL — 4.3%
Ambev SA	7,998	22,605
B3 SA - Brasil Bolsa Balcao	10,722	21,887
Banco Bradesco SA Preference Shares	6,382	16,577
Banco Bradesco SA	1,298	3,034
Banco BTG Pactual SA (a)	2,886	11,185
Banco BTG Pactual SA Preference Shares	866	842
Banco BTG Pactual SA (a)	630	1,291
Banco do Brasil SA	2,528	19,500
Banco Santander Brasil SA	6,340	33,512
BB Seguridade Participacoes SA	600	3,847
Braskem SA Class A, Preference Shares	590	2,253
Centrais Eletricas Brasileiras SA	914	5,999
Centrais Eletricas Brasileiras SA Class B, Preference Shares	236	1,689
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	354	3,534
Cia Energetica de Minas Gerais Preference Shares	5,123	11,559
Cia Energetica de Minas Gerais	1	3
Cia Siderurgica Nacional SA	1,130	3,441
Cosan SA	2,110	6,280
Energisa SA	394	3,122
Engie Brasil Energia SA	1,436	11,377
Equatorial Energia SA	532	2,829
Gerdau SA Preference Shares	1,631	8,135
Hapvida Participacoes e Investimentos SA (b)(c)	4,351	2,248
Hypera SA	300	2,231
Inter & Co., Inc. BDR (c)	2	3
Itau Unibanco Holding SA Preference Shares	8,506	41,505
Itausa SA Preference Shares	4,514	7,318
Klabin SA	1,584	5,651
Klabin SA Preference Shares	2,366	1,694
Localiza Rent a Car SA	941	9,911
Lojas Renner SA	986	3,222
Magazine Luiza SA (c)	4,386	2,863
Natura & Co. Holding SA	2,050	5,337
Petro Rio SA (c)	1,300	7,997
Petroleo Brasileiro SA Preference Shares	6,511	30,113
Petroleo Brasileiro SA	5,370	28,056
Raia Drogasil SA	930	4,485
Rede D'Or Sao Luiz SA (b)	1,226	5,136
Rumo SA	866	3,220
Sendas Distribuidora SA	790	2,421
Suzano SA	1,064	8,730
Telefonica Brasil SA	1,300	9,912
TIM SA	3,508	8,704
Security Description	Shares	Value
Vibra Energia SA	2,386	$ 6,781
WEG SA	1,852	14,812
		406,851
CHILE — 0.5%
Banco de Chile	51,842	5,062
Banco de Credito e Inversiones SA	95	2,800
Banco Santander Chile	140,667	6,272
Empresas CMPC SA	2,145	3,604
Empresas COPEC SA	1,207	8,565
Enel Americas SA	46,741	6,190
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	207	16,704
		49,197
CHINA — 36.8%
360 Security Technology, Inc. Class A	5,100	12,959
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,600	10,771
Advanced Micro-Fabrication Equipment, Inc. China Class A (c)	233	5,005
AECC Aviation Power Co. Ltd. Class A	900	5,655
Agricultural Bank of China Ltd. Class H	46,000	17,052
Aier Eye Hospital Group Co. Ltd. Class A	2,376	10,750
Air China Ltd. Class A (c)	1,300	2,026
Alibaba Group Holding Ltd. (c)	17,780	227,404
Alibaba Health Information Technology Ltd. (c)	8,000	5,789
Aluminum Corp. of China Ltd. Class A	7,900	6,350
Angang Steel Co. Ltd. Class A	9,300	4,022
Angel Yeast Co. Ltd. Class A	400	2,432
Anhui Conch Cement Co. Ltd. Class A	2,600	10,696
Anhui Gujing Distillery Co. Ltd. Class A	100	4,310
ANTA Sports Products Ltd.	1,836	26,663
Asymchem Laboratories Tianjin Co. Ltd. Class H (b)	300	3,770
Autobio Diagnostics Co. Ltd. Class A	300	2,662
Autohome, Inc. ADR	232	7,765
Avary Holding Shenzhen Co. Ltd. Class A	900	4,065
AviChina Industry & Technology Co. Ltd. Class H	6,000	3,149
Bank of Beijing Co. Ltd. Class A	6,700	4,293
Bank of China Ltd. Class H	89,000	34,126
Bank of Communications Co. Ltd. Class A	19,100	14,212

See accompanying notes to financial statements.
23

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Bank of Hangzhou Co. Ltd. Class A	3,700	$ 6,255
Bank of Nanjing Co. Ltd. Class A	6,100	7,959
Bank of Ningbo Co. Ltd. Class A	2,200	8,749
Baoshan Iron & Steel Co. Ltd. Class A	10,300	9,359
BeiGene Ltd. (c)	1,060	17,473
Beijing Enlight Media Co. Ltd. Class A	4,200	5,437
Beijing Enterprises Holdings Ltd.	500	1,799
Beijing Kingsoft Office Software, Inc. Class A	145	9,987
Beijing New Building Materials PLC Class A	600	2,345
Beijing United Information Technology Co. Ltd. Class A	200	2,416
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	290	4,905
Bilibili, Inc. Class Z (c)	372	8,985
Bloomage Biotechnology Corp. Ltd. Class A	162	2,675
Blue Moon Group Holdings Ltd. (b)	4,000	2,553
BOC Aviation Ltd. (b)	400	3,090
BOE Technology Group Co. Ltd. Class A	25,700	16,616
BYD Co. Ltd. Class A	700	26,097
BYD Electronic International Co. Ltd.	1,500	4,662
Caitong Securities Co. Ltd. Class A	2,510	2,745
Canmax Technologies Co. Ltd. Class A	300	2,236
CanSino Biologics, Inc. Class H (b)	400	2,140
CGN Power Co. Ltd. Class A	13,281	5,550
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	200	4,756
Chaozhou Three-Circle Group Co. Ltd. Class A	500	2,192
Chengxin Lithium Group Co. Ltd. Class A	600	3,017
China CITIC Bank Corp. Ltd. Class H	37,000	18,618
China Conch Venture Holdings Ltd.	2,500	4,363
China Construction Bank Corp. Class H	114,000	73,919
China CSSC Holdings Ltd. Class A	1,300	4,430
China Eastern Airlines Corp. Ltd. Class A (c)	4,100	3,075
China Energy Engineering Corp. Ltd. Class H	20,000	2,497
China Feihe Ltd. (b)	6,000	4,502
China Gas Holdings Ltd.	5,000	7,045
China Hongqiao Group Ltd.	7,500	7,185
China Huarong Asset Management Co. Ltd. Class H (b)(c)	46,000	2,608
Security Description	Shares	Value
China International Capital Corp. Ltd. Class H (b)	4,000	$ 8,020
China International Marine Containers Group Co. Ltd. Class H	13,050	8,977
China Jushi Co. Ltd. Class A	1,300	2,766
China Lesso Group Holdings Ltd.	4,000	3,577
China Life Insurance Co. Ltd. Class H	13,000	21,363
China Longyuan Power Group Corp. Ltd. Class H	5,000	5,713
China Mengniu Dairy Co. Ltd. (c)	5,048	20,707
China Merchants Bank Co. Ltd. Class A	7,900	39,424
China Merchants Energy Shipping Co. Ltd. Class A	2,300	2,348
China Merchants Port Holdings Co. Ltd.	4,024	6,172
China Merchants Securities Co. Ltd. Class A	1,800	3,615
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	4,100	8,132
China Minsheng Banking Corp. Ltd. Class A	19,700	9,897
China National Building Material Co. Ltd. Class H	4,000	3,282
China National Chemical Engineering Co. Ltd. Class A	3,100	4,189
China National Nuclear Power Co. Ltd. Class A	8,200	7,630
China National Software & Service Co. Ltd. Class A	300	3,007
China Oilfield Services Ltd. Class H	10,000	10,255
China Overseas Land & Investment Ltd.	10,000	24,153
China Pacific Insurance Group Co. Ltd. Class A	3,900	14,720
China Power International Development Ltd.	7,000	2,782
China Railway Group Ltd. Class A	4,300	4,308
China Railway Signal & Communication Corp. Ltd. Class H (b)	6,000	2,209
China Resources Beer Holdings Co. Ltd.	2,985	23,956
China Resources Cement Holdings Ltd.	12,000	5,885
China Resources Gas Group Ltd.	1,700	6,269
China Resources Land Ltd.	4,960	22,620
China Resources Microelectronics Ltd. Class A	569	5,010
China Resources Mixc Lifestyle Services Ltd. (b)	1,200	6,306
China Resources Power Holdings Co. Ltd.	2,959	6,303
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	300	2,510

See accompanying notes to financial statements.
24

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
China State Construction Engineering Corp. Ltd. Class A	22,200	$ 18,750
China State Construction International Holdings Ltd.	4,000	4,525
China Suntien Green Energy Corp. Ltd. Class H	6,000	2,622
China Taiping Insurance Holdings Co. Ltd.	4,200	4,462
China Three Gorges Renewables Group Co. Ltd. Class A	10,700	8,538
China Tourism Group Duty Free Corp. Ltd. Class A	600	16,010
China Tower Corp. Ltd. Class H (b)	112,000	13,554
China United Network Communications Ltd. Class A	15,300	12,076
China Vanke Co. Ltd. Class A	5,400	11,984
China Yangtze Power Co. Ltd. Class A	7,000	21,661
China Zhenhua Group Science & Technology Co. Ltd. Class A	174	2,282
Chongqing Brewery Co. Ltd. Class A	200	3,640
Chongqing Changan Automobile Co. Ltd. Class A	1,300	2,257
Chongqing Zhifei Biological Products Co. Ltd. Class A	600	7,158
CITIC Ltd.	8,000	9,355
CITIC Securities Co. Ltd. Class A	5,110	15,239
CMOC Group Ltd. Class A	14,100	12,299
CNGR Advanced Material Co. Ltd. Class A	332	3,464
CNOOC Energy Technology & Services Ltd. Class A	30,000	14,416
Contemporary Amperex Technology Co. Ltd. Class A	824	48,722
COSCO SHIPPING Development Co. Ltd. Class A	12,600	4,532
COSCO SHIPPING Energy Transportation Co. Ltd. Class A (c)	1,100	2,169
COSCO SHIPPING Holdings Co. Ltd. Class A	5,100	8,191
Country Garden Holdings Co. Ltd.	18,000	5,068
Country Garden Services Holdings Co. Ltd.	3,000	5,190
CRRC Corp. Ltd. Class H	10,000	5,452
CSC Financial Co. Ltd. Class H (b)	6,500	6,334
CSPC Pharmaceutical Group Ltd.	12,000	11,801
Dali Foods Group Co. Ltd. (b)	9,000	3,761
Datang International Power Generation Co. Ltd. Class A (c)	3,990	1,760
Dongfang Electric Corp. Ltd. Class A	600	1,657
Dongfeng Motor Group Co. Ltd. Class H	6,000	2,813
East Buy Holding Ltd. (b)(c)	500	2,156
Security Description	Shares	Value
East Money Information Co. Ltd. Class A	3,380	$ 9,859
Eastroc Beverage Group Co. Ltd. Class A	100	2,802
ENN Energy Holdings Ltd.	1,100	15,078
Eve Energy Co. Ltd. Class A	600	6,090
Everbright Securities Co. Ltd. Class A	1,100	2,441
Flat Glass Group Co. Ltd. Class A	900	4,497
Focus Media Information Technology Co. Ltd. Class A	11,200	11,204
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,010	11,257
Fosun International Ltd.	4,000	2,935
Foxconn Industrial Internet Co. Ltd. Class A	10,200	25,577
Full Truck Alliance Co. Ltd. ADR (c)	834	6,347
Fuyao Glass Industry Group Co. Ltd. Class A	1,300	6,580
Ganfeng Lithium Group Co. Ltd. Class A	900	8,711
G-bits Network Technology Xiamen Co. Ltd. Class A	121	8,400
GD Power Development Co. Ltd. Class A (c)	10,600	5,866
GDS Holdings Ltd. Class A (c)	1,848	4,473
Geely Automobile Holdings Ltd.	7,000	9,006
GEM Co. Ltd. Class A	5,000	5,439
Genscript Biotech Corp. (c)	2,325	4,976
GF Securities Co. Ltd. Class A	1,000	2,296
GigaDevice Semiconductor, Inc. Class A	200	3,553
Ginlong Technologies Co. Ltd. Class A (c)	186	3,618
GoerTek, Inc. Class A	1,200	3,739
Gotion High-tech Co. Ltd. Class A	800	3,473
Great Wall Motor Co. Ltd. Class H	5,000	6,172
Gree Electric Appliances, Inc. of Zhuhai Class A	1,900	10,168
Guangdong Investment Ltd.	8,000	8,184
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,800	8,671
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	200	2,566
Guangzhou Tinci Materials Technology Co. Ltd. Class A	800	4,888
Guoyuan Securities Co. Ltd. Class A	3,500	3,445
H World Group Ltd. ADR	284	13,910
Haidilao International Holding Ltd. (b)(c)	2,139	5,790
Haier Smart Home Co. Ltd. Class A	3,700	12,220
Haitian International Holdings Ltd.	2,000	5,172
Haitong Securities Co. Ltd. Class A	7,000	8,980

See accompanying notes to financial statements.
25

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hangzhou First Applied Material Co. Ltd. Class A	520	$ 4,449
Hangzhou Lion Electronics Co. Ltd. Class A	300	2,380
Hangzhou Robam Appliances Co. Ltd. Class A	700	2,891
Hangzhou Tigermed Consulting Co. Ltd. Class A	493	6,871
Hansoh Pharmaceutical Group Co. Ltd. (b)	4,043	7,025
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,000	3,777
Hengan International Group Co. Ltd.	2,847	13,165
Hengli Petrochemical Co. Ltd. Class A	1,400	3,303
Hoshine Silicon Industry Co. Ltd. Class A	300	3,626
Hua Hong Semiconductor Ltd. (b)(c)	2,187	9,681
Huadong Medicine Co. Ltd. Class A	800	5,398
Huafon Chemical Co. Ltd. Class A	5,900	6,409
Huaneng Power International, Inc. Class H (c)	8,000	4,199
Huatai Securities Co. Ltd. Class A	8,000	14,876
Huaxin Cement Co. Ltd. Class A	1,400	3,170
Huayu Automotive Systems Co. Ltd. Class A	1,100	2,681
Hunan Valin Steel Co. Ltd. Class A	5,700	4,623
Hundsun Technologies, Inc. Class A	930	7,207
Iflytek Co. Ltd. Class A	1,000	9,273
Imeik Technology Development Co. Ltd. Class A	100	8,136
Industrial & Commercial Bank of China Ltd. Class H	92,000	48,989
Industrial Bank Co. Ltd. Class A	8,400	20,660
Industrial Securities Co. Ltd. Class A	6,500	5,793
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,600	15,265
Innovent Biologics, Inc. (b)(c)	1,500	6,717
Inspur Electronic Information Industry Co. Ltd. Class A	600	3,067
JA Solar Technology Co. Ltd. Class A	920	7,682
Jason Furniture Hangzhou Co. Ltd. Class A	620	3,664
JCET Group Co. Ltd. Class A	1,000	4,725
JD Health International, Inc. (b)(c)	750	5,580
JD Logistics, Inc. (b)(c)	2,900	5,209
JD.com, Inc. Class A	2,976	65,207
Jiangsu Eastern Shenghong Co. Ltd. Class A	2,100	4,165
Jiangsu Hengli Hydraulic Co. Ltd. Class A	400	3,857
Security Description	Shares	Value
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	2,100	$ 13,094
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	500	12,047
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	500	2,318
Jiangsu Zhongtian Technology Co. Ltd. Class A	1,400	3,484
Jiangxi Copper Co. Ltd. Class A	1,000	2,882
Kanzhun Ltd. ADR (c)	670	12,750
KE Holdings, Inc. ADR (c)	345	6,500
Keda Industrial Group Co. Ltd. Class A	1,000	2,101
Kingdee International Software Group Co. Ltd. (c)	5,661	9,173
Kingsoft Corp. Ltd.	2,600	12,801
Kuaishou Technology (b)(c)	1,700	13,091
Kunlun Energy Co. Ltd.	9,238	7,226
Kweichow Moutai Co. Ltd. Class A	400	106,010
LB Group Co. Ltd. Class A	900	2,653
Lenovo Group Ltd.	20,872	22,600
Lens Technology Co. Ltd. Class A	1,400	2,754
Li Auto, Inc. Class A (c)	1,228	15,331
Li Ning Co. Ltd.	3,500	27,599
Liaoning Port Co. Ltd. Class A	26,600	6,198
Lingyi iTech Guangdong Co. Class A (c)	2,700	2,430
Livzon Pharmaceutical Group, Inc. Class A	800	4,355
Longfor Group Holdings Ltd. (b)	3,000	8,465
LONGi Green Energy Technology Co. Ltd. Class A	3,200	18,830
Lufax Holding Ltd. ADR	1,100	2,244
Luxshare Precision Industry Co. Ltd. Class A	3,200	14,124
Luzhou Laojiao Co. Ltd. Class A	400	14,841
Mango Excellent Media Co. Ltd. Class A	600	3,254
Maxscend Microelectronics Co. Ltd. Class A	240	4,348
Meituan Class B (b)(c)	5,500	100,542
Microport Scientific Corp. (c)	2,200	5,174
Ming Yang Smart Energy Group Ltd. Class A	900	2,950
Montage Technology Co. Ltd. Class A	279	2,824
Muyuan Foods Co. Ltd. Class A	2,100	14,984
NARI Technology Co. Ltd. Class A	2,040	8,053
NAURA Technology Group Co. Ltd. Class A	200	7,743
NavInfo Co. Ltd. Class A	1,000	1,970
NetEase, Inc.	2,725	47,905
New China Life Insurance Co. Ltd. Class A	900	3,997
New Hope Liuhe Co. Ltd. Class A (c)	2,800	5,394
New Oriental Education & Technology Group, Inc. ADR (c)	200	7,722

See accompanying notes to financial statements.
26

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Ninestar Corp. Class A	600	$ 3,916
Ningbo Deye Technology Co. Ltd. Class A	100	3,756
Ningbo Orient Wires & Cables Co. Ltd. Class A	100	718
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	201	2,002
Ningbo Shanshan Co. Ltd. Class A	700	1,756
Ningbo Tuopu Group Co. Ltd. Class A	600	5,602
Ningxia Baofeng Energy Group Co. Ltd. Class A	1,300	2,792
NIO, Inc. ADR (c)	1,896	19,927
Nongfu Spring Co. Ltd. Class H (b)	2,800	16,105
Oppein Home Group, Inc. Class A	100	1,759
Orient Securities Co. Ltd. Class A	4,224	6,022
Ovctek China, Inc. Class A	500	2,411
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (c)	6,000	4,316
PDD Holdings, Inc. ADR (c)	709	53,813
People's Insurance Co. Group of China Ltd. Class H	21,000	7,009
Perfect World Co. Ltd. Class A	2,200	5,453
Pharmaron Beijing Co. Ltd. Class A	450	3,209
PICC Property & Casualty Co. Ltd. Class H	18,143	18,513
Ping An Bank Co. Ltd. Class A	8,600	15,691
Ping An Insurance Group Co. of China Ltd. Class A	5,200	34,529
Poly Developments & Holdings Group Co. Ltd. Class A	5,600	11,522
Pop Mart International Group Ltd. (b)	1,200	3,271
Porton Pharma Solutions Ltd. Class A	400	2,160
Postal Savings Bank of China Co. Ltd. Class H (b)	20,000	11,873
Power Construction Corp. of China Ltd. Class A	4,900	5,087
Proya Cosmetics Co. Ltd. Class A	200	5,296
Qingdao Port International Co. Ltd. Class H (b)	5,000	2,612
Qinghai Salt Lake Industry Co. Ltd. Class A (c)	1,800	5,861
Remegen Co. Ltd. Class H (b)(c)	500	2,666
Rongsheng Petrochemical Co. Ltd. Class A	3,400	7,491
Sangfor Technologies, Inc. Class A	140	3,016
Sany Heavy Industry Co. Ltd. Class A	4,000	9,954
Satellite Chemical Co. Ltd. Class A	1,000	2,330
SF Holding Co. Ltd. Class A	2,100	16,935
SG Micro Corp. Class A	119	2,689
Shandong Gold Mining Co. Ltd. Class A	1,400	4,493
Security Description	Shares	Value
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	800	$ 4,106
Shandong Linglong Tyre Co. Ltd. Class A	1,100	3,130
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,400	7,029
Shanghai Baosight Software Co. Ltd. Class A	400	3,390
Shanghai Electric Group Co. Ltd. Class A (c)	4,000	2,575
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,100	5,188
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	1,000	3,675
Shanghai International Airport Co. Ltd. Class A (c)	400	3,246
Shanghai Pudong Development Bank Co. Ltd. Class A	13,300	13,925
Shanghai Putailai New Energy Technology Co. Ltd. Class A	400	2,907
Shanxi Meijin Energy Co. Ltd. Class A	4,500	6,015
Shanxi Taigang Stainless Steel Co. Ltd. Class A	6,600	4,171
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	400	15,867
Shennan Circuits Co. Ltd. Class A	300	4,033
Shenzhen Dynanonic Co. Ltd. Class A	92	2,538
Shenzhen Inovance Technology Co. Ltd. Class A	900	9,213
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	518	23,512
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	300	2,672
Shenzhen Overseas Chinese Town Co. Ltd. Class A	4,500	3,165
Shenzhen SC New Energy Technology Corp. Class A	200	3,333
Shenzhen Transsion Holdings Co. Ltd. Class A	326	4,804
Shenzhou International Group Holdings Ltd.	1,300	13,646
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	500	2,119
Sichuan Chuantou Energy Co. Ltd. Class A	1,700	3,273
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,700	7,035
Sinomine Resource Group Co. Ltd. Class A	300	3,071
Sinopec Oilfield Service Corp. Class A (c)	33,000	10,091
Sinopec Shanghai Petrochemical Co. Ltd. Class A	15,500	7,606
Sinopharm Group Co. Ltd. Class H	2,400	7,261
Skshu Paint Co. Ltd. Class A (c)	200	3,390

See accompanying notes to financial statements.
27

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sunac China Holdings Ltd. (c)(d)	11,000	$ 1,604
Sungrow Power Supply Co. Ltd. Class A	538	8,215
Sunny Optical Technology Group Co. Ltd.	1,000	12,096
Sunwoda Electronic Co. Ltd. Class A	1,000	2,936
Suzhou Maxwell Technologies Co. Ltd. Class A	100	4,441
TCL Technology Group Corp. Class A	13,675	8,822
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	1,400	9,879
Thunder Software Technology Co. Ltd. Class A	300	4,733
Tianma Microelectronics Co. Ltd. Class A	7,400	11,325
Tianqi Lithium Corp. Class H (c)	400	2,693
Tingyi Cayman Islands Holding Corp.	3,740	6,232
Tongcheng Travel Holdings Ltd. (c)	4,800	10,444
Tongwei Co. Ltd. Class A	1,400	7,932
Topchoice Medical Corp. Class A (c)	100	1,883
Topsports International Holdings Ltd. (b)	6,000	5,488
TravelSky Technology Ltd. Class H	3,000	5,603
Trina Solar Co. Ltd. Class A	906	6,872
Trip.com Group Ltd. (c)	708	26,498
Tsingtao Brewery Co. Ltd. Class A	500	8,781
Unigroup Guoxin Microelectronics Co. Ltd. Class A	100	1,618
Uni-President China Holdings Ltd.	3,000	3,027
Unisplendour Corp. Ltd. Class A	800	3,412
Universal Scientific Industrial Shanghai Co. Ltd. Class A	3,100	7,986
Vipshop Holdings Ltd. ADR (c)	666	10,110
Walvax Biotechnology Co. Ltd. Class A	400	2,009
Wanhua Chemical Group Co. Ltd. Class A	1,300	18,150
Want Want China Holdings Ltd.	10,000	6,433
Weichai Power Co. Ltd. Class A	5,200	9,548
Weihai Guangwei Composites Co. Ltd. Class A	500	3,718
Wens Foodstuffs Group Co. Ltd. Class A	3,000	8,942
Western Mining Co. Ltd. Class A	3,000	5,535
Western Superconducting Technologies Co. Ltd. Class A	306	3,633
Will Semiconductor Co. Ltd. Shanghai Class A	415	5,505
Wingtech Technology Co. Ltd. Class A	500	4,023
Wuchan Zhongda Group Co. Ltd. Class A	5,800	4,096
Wuliangye Yibin Co. Ltd. Class A	1,400	40,161
Security Description	Shares	Value
WuXi AppTec Co. Ltd. Class A	1,100	$ 12,734
Wuxi Biologics Cayman, Inc. (b)(c)	4,988	30,881
Wuxi Shangji Automation Co. Ltd. Class A	100	1,487
Xiaomi Corp. Class B (b)(c)	20,600	31,753
Xinjiang Daqo New Energy Co. Ltd. Class A (c)	378	2,677
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	3,400	5,466
Xinyi Solar Holdings Ltd.	8,000	9,590
XPeng, Inc. Class A (c)	1,482	8,260
Yadea Group Holdings Ltd. (b)	2,695	6,952
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	1,500	6,186
Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,000	6,276
YongXing Special Materials Technology Co. Ltd. Class A	195	2,382
Yonyou Network Technology Co. Ltd. Class A	1,300	4,761
Youngy Co. Ltd. Class A (c)	200	2,207
YTO Express Group Co. Ltd. Class A	1,500	4,002
Yunda Holding Co. Ltd. Class A	1,000	1,723
Yunnan Aluminium Co. Ltd. Class A	1,200	2,378
Yunnan Baiyao Group Co. Ltd. Class A	380	3,027
Yunnan Yuntianhua Co. Ltd. Class A (c)	800	2,472
Zai Lab Ltd. ADR (c)	131	4,357
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	200	8,282
Zhejiang Century Huatong Group Co. Ltd. Class A (c)	13,200	11,571
Zhejiang Chint Electrics Co. Ltd. Class A	600	2,444
Zhejiang Expressway Co. Ltd. Class H	4,000	3,180
Zhejiang Huayou Cobalt Co. Ltd. Class A	690	5,526
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	400	3,803
Zhejiang Juhua Co. Ltd. Class A	900	2,317
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,000	3,750
Zhejiang Weiming Environment Protection Co. Ltd. Class A	600	1,594
ZhongAn Online P&C Insurance Co. Ltd. Class H (b)(c)	1,800	5,675
Zhongsheng Group Holdings Ltd.	1,000	4,930
Zhuzhou CRRC Times Electric Co. Ltd.	1,000	4,350
ZTE Corp. Class A	3,100	14,698
ZTO Express Cayman, Inc. ADR	710	20,349
		3,471,997

See accompanying notes to financial statements.
28

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COLOMBIA — 0.3%
Bancolombia SA	323	$ 2,426
Bancolombia SA Preference Shares	439	2,749
Ecopetrol SA	20,954	11,018
Grupo de Inversiones Suramericana SA	333	2,891
Interconexion Electrica SA ESP	1,563	5,082
		24,166
CZECH REPUBLIC — 0.1%
CEZ AS	251	12,208
EGYPT — 0.1%
Commercial International Bank Egypt SAE	3,892	6,446
GREECE — 0.3%
Eurobank Ergasias Services & Holdings SA Class A (c)	4,209	5,565
Hellenic Telecommunications Organization SA	961	14,085
National Bank of Greece SA (c)	481	2,336
OPAP SA (c)	508	8,163
		30,149
HONG KONG — 0.2%
Nine Dragons Paper Holdings Ltd.	9,000	6,742
Sino Biopharmaceutical Ltd.	14,000	7,847
		14,589
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	1,754	12,846
OTP Bank Nyrt	212	6,045
		18,891
INDIA — 13.4%
ABB India Ltd.	209	8,558
ACC Ltd.	290	5,883
Adani Green Energy Ltd. (c)	663	7,109
Adani Power Ltd. (c)	2,091	4,875
Adani Total Gas Ltd.	308	3,252
Adani Transmission Ltd. (c)	292	3,528
Ambuja Cements Ltd.	1,491	6,632
Apollo Hospitals Enterprise Ltd.	125	6,557
Ashok Leyland Ltd.	3,185	5,395
Asian Paints Ltd.	746	25,068
AU Small Finance Bank Ltd. (b)	300	2,114
Avenue Supermarts Ltd. (b)(c)	220	9,105
Axis Bank Ltd.	3,491	36,468
Bajaj Auto Ltd.	144	6,807
Bajaj Finance Ltd.	283	19,342
Bajaj Finserv Ltd.	520	8,014
Balkrishna Industries Ltd.	125	2,968
Bank of Baroda	1,185	2,435
Bharat Electronics Ltd.	6,521	7,740
Bharat Petroleum Corp. Ltd.	2,398	10,046
Bharti Airtel Ltd.	3,314	30,203
Bosch Ltd.	19	4,478
Security Description	Shares	Value
Britannia Industries Ltd.	109	$ 5,733
CG Power & Industrial Solutions Ltd.	681	2,486
Cipla Ltd.	935	10,245
Dabur India Ltd.	622	4,124
Dalmia Bharat Ltd.	169	4,048
Divi's Laboratories Ltd.	121	4,157
DLF Ltd.	1,698	7,370
Dr Reddy's Laboratories Ltd. ADR	244	13,891
Eicher Motors Ltd.	208	7,463
Godrej Consumer Products Ltd. (c)	810	9,542
Grasim Industries Ltd.	557	11,066
Havells India Ltd.	486	7,028
HCL Technologies Ltd.	1,623	21,432
HDFC Bank Ltd. ADR	1,575	105,005
HDFC Bank Ltd.	206	4,035
HDFC Life Insurance Co. Ltd. (b)	418	2,539
Hero MotoCorp Ltd.	267	7,626
Hindalco Industries Ltd.	2,445	12,059
Hindustan Petroleum Corp. Ltd.	1,841	5,305
Hindustan Unilever Ltd.	1,212	37,759
Housing Development Finance Corp. Ltd.	2,216	70,795
ICICI Bank Ltd. ADR	3,839	82,846
ICICI Lombard General Insurance Co. Ltd. (b)	235	3,058
Indian Oil Corp. Ltd.	7,762	7,358
Indus Towers Ltd.	1,095	1,905
IndusInd Bank Ltd.	692	8,992
Info Edge India Ltd.	252	11,418
Infosys Ltd. ADR	4,721	82,334
Jindal Steel & Power Ltd.	720	4,785
JSW Energy Ltd.	604	1,770
JSW Steel Ltd.	2,158	18,069
Jubilant Foodworks Ltd.	362	1,939
Kotak Mahindra Bank Ltd.	1,531	32,282
Mahindra & Mahindra Ltd. GDR	1,401	19,614
Marico Ltd.	2,263	13,212
Maruti Suzuki India Ltd.	125	12,612
Mphasis Ltd.	105	2,294
Nestle India Ltd.	73	17,503
NMDC Ltd.	1,759	2,388
NTPC Ltd.	4,469	9,522
Petronet LNG Ltd.	2,468	6,873
PI Industries Ltd.	65	2,397
Pidilite Industries Ltd.	77	2,205
Power Grid Corp. of India Ltd.	2,740	7,525
REC Ltd.	4,916	6,906
Reliance Industries Ltd. GDR (b)	1,836	103,459
SBI Cards & Payment Services Ltd.	711	6,404
Shree Cement Ltd.	59	18,800
Siemens Ltd.	189	7,652
SRF Ltd.	82	2,406
State Bank of India GDR	416	26,333

See accompanying notes to financial statements.
29

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sun Pharmaceutical Industries Ltd.	894	$ 10,694
Tata Communications Ltd.	252	3,819
Tata Consumer Products Ltd.	1,377	11,877
Tata Elxsi Ltd.	60	4,351
Tata Motors Ltd. (c)	1,256	6,431
Tata Power Co. Ltd.	2,997	6,938
Tata Steel Ltd. GDR	1,397	18,091
Tech Mahindra Ltd.	1,164	15,606
Titan Co. Ltd.	490	14,995
Tube Investments of India Ltd.	158	4,896
UltraTech Cement Ltd.	192	17,807
United Spirits Ltd. (c)	1,096	10,086
Varun Beverages Ltd.	232	3,915
Vedanta Ltd.	2,073	6,923
Wipro Ltd. ADR	3,713	16,671
Yes Bank Ltd. (c)	37,014	6,778
Zomato Ltd. (c)	8,865	5,501
		1,260,525
INDONESIA — 1.7%
Adaro Minerals Indonesia Tbk PT (c)	31,100	2,675
Aneka Tambang Tbk	28,300	3,944
Astra International Tbk PT	12,000	4,802
Bank Central Asia Tbk PT	77,500	45,225
Bank Mandiri Persero Tbk PT	14,400	9,916
Bank Negara Indonesia Persero Tbk PT	4,100	2,557
Bank Rakyat Indonesia Persero Tbk PT	108,100	34,100
Barito Pacific Tbk PT	47,555	2,616
Chandra Asri Petrochemical Tbk PT	21,600	3,371
Elang Mahkota Teknologi Tbk PT	47,800	2,518
GoTo Gojek Tokopedia Tbk PT (c)	988,800	7,188
Indah Kiat Pulp & Paper Tbk PT	5,000	2,501
Merdeka Copper Gold Tbk PT (c)	9,400	2,627
MNC Digital Entertainment Tbk PT (c)	13,100	3,556
Sumber Alfaria Trijaya Tbk PT	25,500	4,898
Telkom Indonesia Persero Tbk PT	56,900	15,406
Unilever Indonesia Tbk PT	24,600	7,137
		155,037
KUWAIT — 0.7%
Agility Public Warehousing Co. KSC	3,742	7,573
Kuwait Finance House KSCP	7,411	19,950
Mobile Telecommunications Co. KSCP	8,549	15,045
National Bank of Kuwait SAKP	7,377	25,387
		67,955
MALAYSIA — 1.2%
Axiata Group Bhd	5,100	3,479
CELCOMDIGI Bhd	6,400	6,295
CIMB Group Holdings Bhd	3,228	3,885
Security Description	Shares	Value
Dialog Group Bhd	12,000	$ 6,418
Hong Leong Bank Bhd	1,400	6,415
IOI Corp. Bhd	6,100	5,267
Malayan Banking Bhd	10,327	20,057
Maxis Bhd	3,000	2,808
MISC Bhd	5,084	8,319
Nestle Malaysia Bhd	600	18,642
Petronas Chemicals Group Bhd	5,100	8,172
Petronas Gas Bhd	2,500	9,337
Press Metal Aluminium Holdings Bhd	6,500	7,174
Sime Darby Plantation Bhd	3,200	3,097
Westports Holdings Bhd	8,900	7,261
		116,626
MEXICO — 2.5%
Alfa SAB de CV Class A	8,950	5,661
America Movil SAB de CV Class B	31,790	33,329
Arca Continental SAB de CV	1,118	10,132
Cemex SAB de CV Series CPO (c)	26,152	14,324
Coca-Cola Femsa SAB de CV	1,178	9,442
Fibra Uno Administracion SA de CV REIT	7,806	10,882
Fomento Economico Mexicano SAB de CV	2,956	28,126
Grupo Aeroportuario del Pacifico SAB de CV Class B	370	7,185
Grupo Aeroportuario del Sureste SAB de CV Class B	344	10,502
Grupo Bimbo SAB de CV Class A	2,547	12,791
Grupo Carso SAB de CV Series A1	1,564	7,758
Grupo Financiero Banorte SAB de CV Class O	3,958	33,298
Grupo Televisa SAB Series CPO	3,854	4,070
Industrias Penoles SAB de CV (c)	276	4,063
Kimberly-Clark de Mexico SAB de CV Class A	3,300	6,938
Orbia Advance Corp. SAB de CV	3,628	7,872
Wal-Mart de Mexico SAB de CV	8,164	32,568
		238,941
PERU — 0.1%
Credicorp Ltd.	80	10,591
PHILIPPINES — 0.7%
ACEN Corp.	12,000	1,351
Ayala Corp.	935	11,179
Ayala Land, Inc.	11,300	5,508
Bank of the Philippine Islands	6,417	12,099
BDO Unibank, Inc.	2,508	5,928
Globe Telecom, Inc.	61	2,092
International Container Terminal Services, Inc.	1,240	4,867
Manila Electric Co.	700	4,004
PLDT, Inc.	145	3,787
SM Investments Corp.	640	10,466

See accompanying notes to financial statements.
30

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SM Prime Holdings, Inc.	7,700	$ 4,646
		65,927
POLAND — 0.4%
Allegro.eu SA (b)(c)	386	2,626
KGHM Polska Miedz SA	213	6,044
Polski Koncern Naftowy ORLEN SA	1,037	14,019
Powszechna Kasa Oszczednosci Bank Polski SA	1,023	6,772
Powszechny Zaklad Ubezpieczen SA	750	6,107
Santander Bank Polska SA	50	3,387
		38,955
QATAR — 0.9%
Commercial Bank PSQC	3,981	6,348
Industries Qatar QSC	2,912	10,400
Masraf Al Rayan QSC	4,895	3,974
Mesaieed Petrochemical Holding Co.	3,584	1,890
Ooredoo QPSC	3,588	9,256
Qatar Fuel QSC	2,093	9,976
Qatar Gas Transport Co. Ltd.	3,784	3,596
Qatar International Islamic Bank QSC	848	2,304
Qatar Islamic Bank SAQ	2,544	12,426
Qatar National Bank QPSC	6,050	26,710
		86,880
RUSSIA — 0.0% (e)
Alrosa PJSC (c)(d)	23,690	—
Gazprom PJSC (d)	33,540	—
Inter RAO UES PJSC (c)(d)	542,800	—
LUKOIL PJSC (d)	1,136	—
Magnitogorsk Iron & Steel Works PJSC (c)(d)	35,790	—
Moscow Exchange MICEX-Rates PJSC (c)(d)	30,730	—
Novatek PJSC (d)	6,699	—
Novolipetsk Steel PJSC (c)(d)	20,650	—
PhosAgro PJSC (c)(d)	17	—
PhosAgro PJSC GDR (c)(d)	2,587	—
Polyus PJSC (c)(d)	290	—
Rosneft Oil Co. PJSC (d)	9,809	—
Sberbank of Russia PJSC (c)(d)	29,150	—
Severstal PAO (c)(d)	2,334	—
Surgutneftegas PJSC (d)	37,500	—
Tatneft PJSC (d)	160	—
TCS Group Holding PLC GDR (c)(d)	258	—
Yandex NV Class A (c)(d)	1,000	—
		—
SAUDI ARABIA — 4.5%
ACWA Power Co.	219	8,203
Al Rajhi Bank	4,730	92,617
Alinma Bank	2,662	20,885
Security Description	Shares	Value
Almarai Co. JSC	769	$ 11,554
Arab National Bank	957	6,578
Arabian Internet & Communications Services Co.	83	5,501
Bank AlBilad	944	10,009
Bank Al-Jazira	1,388	6,722
Banque Saudi Fransi	1,301	12,547
Bupa Arabia for Cooperative Insurance Co.	186	8,612
Dr Sulaiman Al Habib Medical Services Group Co.	91	7,064
Elm Co.	55	6,473
Etihad Etisalat Co.	1,174	12,901
Jarir Marketing Co.	196	8,511
Rabigh Refining & Petrochemical Co. (c)	1,109	2,978
Riyad Bank	2,458	19,448
SABIC Agri-Nutrients Co.	240	8,146
Sahara International Petrochemical Co.	1,252	12,624
Saudi Arabian Mining Co. (c)	1,208	20,596
Saudi British Bank	1,234	11,588
Saudi Electricity Co.	2,139	13,311
Saudi Investment Bank	1,839	8,113
Saudi Kayan Petrochemical Co. (c)	1,610	5,190
Saudi National Bank	3,237	39,539
Saudi Research & Media Group (c)	115	6,042
Saudi Tadawul Group Holding Co.	66	2,539
Saudi Telecom Co.	3,117	33,257
Savola Group	1,322	9,844
Yanbu National Petrochemical Co.	874	9,814
		421,206
SOUTH AFRICA — 2.1%
Absa Group Ltd.	939	9,620
Anglo American Platinum Ltd.	112	6,022
Aspen Pharmacare Holdings Ltd.	226	2,333
Bid Corp. Ltd.	123	2,763
Capitec Bank Holdings Ltd.	30	2,854
FirstRand Ltd.	4,755	16,182
Gold Fields Ltd.	1,269	16,951
Impala Platinum Holdings Ltd.	1,198	11,062
Kumba Iron Ore Ltd.	251	6,362
MultiChoice Group	645	4,485
Naspers Ltd. Class N	190	35,263
Nedbank Group Ltd.	647	7,908
Northam Platinum Holdings Ltd. (c)	469	3,826
Old Mutual Ltd.	7,573	5,037
Sanlam Ltd.	2,813	8,937
Sasol Ltd.	691	9,347
Shoprite Holdings Ltd.	548	6,865
Sibanye Stillwater Ltd.	3,657	7,550
Standard Bank Group Ltd.	1,619	15,769
Vodacom Group Ltd.	2,702	18,585

See accompanying notes to financial statements.
31

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Woolworths Holdings Ltd.	1,049	$ 3,780
		201,501
SOUTH KOREA — 9.2%
Amorepacific Corp.	52	5,464
AMOREPACIFIC Group	143	4,229
Celltrion, Inc.	84	9,666
CJ CheilJedang Corp.	21	5,259
Coway Co. Ltd.	208	8,388
DB Insurance Co. Ltd.	78	4,488
Doosan Enerbility Co. Ltd. (c)	549	7,169
Ecopro BM Co. Ltd.	43	7,415
Hana Financial Group, Inc.	392	12,255
Hankook Tire & Technology Co. Ltd.	172	4,598
Hanwha Galleria Co. Ltd. (c)	75	123
Hanwha Solutions Corp. (c)	66	2,722
HMM Co. Ltd.	434	6,784
HYBE Co. Ltd. (c)	37	5,369
Hyundai Engineering & Construction Co. Ltd.	86	2,408
Hyundai Mobis Co. Ltd.	75	12,444
Hyundai Motor Co.	148	20,975
Hyundai Steel Co.	205	5,464
Kakao Corp.	454	21,308
Kakao Games Corp. (c)	128	4,100
KakaoBank Corp.	133	2,467
Kangwon Land, Inc.	140	2,140
KB Financial Group, Inc.	458	16,764
Kia Corp.	282	17,546
Korea Zinc Co. Ltd.	7	2,973
Korean Air Lines Co. Ltd.	343	6,112
Krafton, Inc. (c)	42	5,920
KT Corp.	355	8,031
L&F Co. Ltd.	34	8,188
LG Chem Ltd.	57	31,174
LG Display Co. Ltd. (c)	409	5,162
LG Electronics, Inc.	171	15,145
LG Energy Solution Ltd. (c)	22	9,869
LG H&H Co. Ltd.	15	6,913
LG Innotek Co. Ltd.	22	4,571
NAVER Corp.	212	32,895
NCSoft Corp.	32	9,132
Netmarble Corp. (b)(c)	79	4,023
POSCO Chemical Co. Ltd.	17	3,558
POSCO Holdings, Inc.	106	29,963
Samsung Biologics Co. Ltd. (b)(c)	11	6,658
Samsung C&T Corp.	34	2,826
Samsung Electro-Mechanics Co. Ltd.	112	13,137
Samsung Electronics Co. Ltd. Preference Shares	903	37,386
Samsung Electronics Co. Ltd.	5,731	281,741
Samsung Engineering Co. Ltd. (c)	261	6,355
Samsung Fire & Marine Insurance Co. Ltd.	73	11,551
Samsung SDI Co. Ltd.	64	36,133
Security Description	Shares	Value
Samsung SDS Co. Ltd.	41	$ 3,653
Shinhan Financial Group Co. Ltd.	687	18,655
SK Hynix, Inc.	672	45,734
SK IE Technology Co. Ltd. (b)(c)	62	3,391
SK Innovation Co. Ltd. (c)	84	11,569
SK Telecom Co. Ltd.	406	15,063
Woori Financial Group, Inc.	184	1,613
		868,639
TAIWAN — 12.7%
Accton Technology Corp.	432	4,526
Advantech Co. Ltd.	355	4,326
ASE Technology Holding Co. Ltd.	6,000	22,169
Asustek Computer, Inc.	1,000	8,950
AUO Corp.	9,200	5,560
Cathay Financial Holding Co. Ltd.	8,979	12,327
Chailease Holding Co. Ltd.	2,082	15,283
Chang Hwa Commercial Bank Ltd.	6,270	3,573
China Airlines Ltd.	5,000	3,202
China Development Financial Holding Corp.	21,698	8,944
China Steel Corp.	18,833	19,113
Chunghwa Telecom Co. Ltd.	10,683	41,928
Compal Electronics, Inc.	7,000	5,805
CTBC Financial Holding Co. Ltd.	27,595	19,803
Delta Electronics, Inc.	3,000	29,658
E Ink Holdings, Inc.	1,563	9,471
E.Sun Financial Holding Co. Ltd.	21,054	17,495
Eva Airways Corp.	3,000	2,646
Evergreen Marine Corp. Taiwan Ltd.	2,200	11,452
Far EasTone Telecommunications Co. Ltd.	2,000	4,940
First Financial Holding Co. Ltd.	16,680	14,490
Formosa Chemicals & Fibre Corp.	5,000	11,347
Formosa Petrochemical Corp.	2,429	6,781
Formosa Plastics Corp.	5,616	16,932
Fubon Financial Holding Co. Ltd.	12,000	22,268
Globalwafers Co. Ltd.	278	4,730
Hon Hai Precision Industry Co. Ltd.	13,000	44,404
Hua Nan Financial Holdings Co. Ltd.	8,816	6,471
Innolux Corp.	13,005	6,193
Inventec Corp.	4,000	4,197
Lite-On Technology Corp.	5,000	12,037
MediaTek, Inc. (c)	2,000	51,696
Mega Financial Holding Co. Ltd.	14,597	15,821
Micro-Star International Co. Ltd.	1,345	6,361
Nan Ya Plastics Corp.	5,000	12,727
Nan Ya Printed Circuit Board Corp.	461	4,285
Nanya Technology Corp.	4,000	8,736
Novatek Microelectronics Corp.	1,000	14,172
Pegatron Corp.	3,000	6,868
President Chain Store Corp.	266	2,354
Quanta Computer, Inc.	3,000	8,779

See accompanying notes to financial statements.
32

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Commercial & Savings Bank Ltd.	4,976	$ 7,673
Shin Kong Financial Holding Co. Ltd.	18,000	4,978
SinoPac Financial Holdings Co. Ltd.	17,116	9,332
Taishin Financial Holding Co. Ltd.	18,316	9,986
Taiwan Cement Corp.	9,998	11,953
Taiwan Mobile Co. Ltd.	4,000	13,269
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	507,661
Unimicron Technology Corp.	873	4,229
Uni-President Enterprises Corp.	5,000	11,807
United Microelectronics Corp.	17,000	29,536
Vanguard International Semiconductor Corp.	1,000	3,182
Walsin Lihwa Corp.	4,769	7,636
Wan Hai Lines Ltd.	1,271	2,859
Winbond Electronics Corp.	6,000	5,222
Wistron Corp.	6,000	8,247
Yang Ming Marine Transport Corp.	3,000	6,335
Yuanta Financial Holding Co. Ltd.	23,360	17,147
		1,193,872
THAILAND — 2.3%
Advanced Info Service PCL NVDR	3,211	19,907
Airports of Thailand PCL NVDR (c)	4,326	8,982
Bangkok Bank PCL	1,300	5,760
Bangkok Dusit Medical Services PCL NVDR	8,500	7,333
Central Pattana PCL NVDR	5,325	10,706
CP ALL PCL NVDR	7,249	13,143
Delta Electronics Thailand PCL NVDR	611	20,405
Energy Absolute PCL	1,700	3,778
Global Power Synergy PCL NVDR	1,584	3,150
Gulf Energy Development PCL	1,300	2,006
Home Product Center PCL NVDR	13,655	5,750
Indorama Ventures PCL NVDR	4,859	4,902
Kasikornbank PCL NVDR	3,328	12,896
Minor International PCL NVDR (c)	5,960	5,621
PTT Exploration & Production PCL NVDR	4,427	19,484
PTT Global Chemical PCL NVDR	5,574	7,458
PTT Oil & Retail Business PCL	7,700	4,796
PTT PCL NVDR	27,500	25,333
SCB X PCL	2,500	7,494
SCG Packaging PCL NVDR	4,255	5,755
Siam Cement PCL NVDR	1,105	10,179
Siam Makro PCL	3,600	4,132
Thai Oil PCL NVDR	4,324	6,639
TMBThanachart Bank PCL NVDR	104,535	4,341
		219,950
TURKEY — 0.6%
Akbank TAS	2,717	2,398
Aselsan Elektronik Sanayi Ve Ticaret AS	2,506	6,782
Security Description	Shares	Value
Enka Insaat ve Sanayi AS	3,103	$ 4,737
Eregli Demir ve Celik Fabrikalari TAS	1,073	1,979
Ford Otomotiv Sanayi AS	141	4,297
KOC Holding AS	936	3,730
Koza Altin Isletmeleri AS	2,252	2,534
Sasa Polyester Sanayi AS (c)	478	2,500
Turk Hava Yollari AO (c)	936	5,778
Turkcell Iletisim Hizmetleri AS	1,506	2,509
Turkiye Petrol Rafinerileri AS	302	8,340
Turkiye Sise ve Cam Fabrikalari AS	3,773	8,319
		53,903
UNITED ARAB EMIRATES — 2.9%
Abu Dhabi Commercial Bank PJSC	2,603	5,883
Abu Dhabi Islamic Bank PJSC	1,940	5,272
Abu Dhabi National Energy Co. PJSC	15,226	14,469
Abu Dhabi National Oil Co. for Distribution PJSC	7,904	8,996
Abu Dhabi Ports Co. PJSC (c)	1,594	2,726
ADNOC Drilling Co. PJSC	11,942	12,844
Aldar Properties PJSC	8,761	11,093
Alpha Dhabi Holding PJSC (c)	1,785	10,741
Dubai Electricity & Water Authority PJSC	14,475	9,854
Emaar Properties PJSC	5,468	8,338
Emirates NBD Bank PJSC	2,230	7,985
Emirates Telecommunications Group Co. PJSC	4,857	29,175
First Abu Dhabi Bank PJSC	7,394	25,932
International Holding Co. PJSC (c)	1,048	113,004
Multiply Group PJSC (c)	6,728	5,936
		272,248
TOTAL COMMON STOCKS (Cost $11,708,572)		9,322,568

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 05/11/23) (c) (Cost $0)	4	10
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f)(g) (Cost $50,807)	50,789	50,794
TOTAL INVESTMENTS — 99.4% (Cost $11,759,379)		9,373,372
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		53,905
NET ASSETS — 100.0%		$ 9,427,277

See accompanying notes to financial statements.
33

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $1,604, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	2	06/16/2023	$96,361	$99,550	$3,189

During the period ended March 31, 2023, average notional value related to futures contracts was $166,421.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,292,998	$27,966	$1,604	$9,322,568
Rights	10	—	—	10
Short-Term Investment	50,794	—	—	50,794
TOTAL INVESTMENTS	$9,343,802	$27,966	$1,604	$9,373,372
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 3,189	$ —	$ —	$ 3,189
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$9,346,991	$27,966	$1,604	$9,376,561
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.
34

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

See accompanying notes to financial statements.
35

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	22.4%
Information Technology	19.6
Consumer Discretionary	11.4
Materials	8.9
Consumer Staples	8.2
Industrials	8.1
Communication Services	7.0
Energy	4.4
Health Care	3.9
Utilities	3.2
Real Estate	1.8
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street ESG Liquid Reserves Fund, Premier Class	—	$—	$ 59,845	$ 59,845	$—	$ —	—	$ —	$ 24
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	408,114	357,316	9	(13)	50,789	50,794	750
Total		$—	$467,959	$417,161	$ 9	$(13)		$50,794	$774
See accompanying notes to financial statements.
36

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 1.0%
Flutter Entertainment PLC (a)	127,655	$ 23,251,506
BELGIUM — 1.8%
Anheuser-Busch InBev SA	646,421	43,072,307
CHINA — 1.7%
Prosus NV (a)	520,664	40,694,685
FINLAND — 1.9%
Nokia Oyj	3,864,244	18,957,457
Nordea Bank Abp	2,629,248	28,116,985
		47,074,442
FRANCE — 34.9%
Air Liquide SA (b)	379,401	63,561,268
Airbus SE	423,554	56,729,783
AXA SA	1,442,599	44,143,330
BNP Paribas SA	824,676	49,466,457
Danone SA (b)	463,591	28,865,236
EssilorLuxottica SA	220,396	39,748,569
Hermes International	25,569	51,780,872
Kering SA	52,155	33,998,277
L'Oreal SA	175,295	78,322,248
LVMH Moet Hennessy Louis Vuitton SE	188,132	172,591,977
Pernod Ricard SA	144,897	32,854,249
Safran SA	274,902	40,780,027
TotalEnergies SE	1,804,922	106,597,641
Vinci SA	428,007	49,160,663
		848,600,597
GERMANY — 26.5%
adidas AG	120,519	21,314,064
Allianz SE	292,323	67,584,066
BASF SE	647,863	34,039,187
Bayer AG	712,055	45,426,502
Bayerische Motoren Werke AG	232,251	25,470,097
Deutsche Boerse AG	137,710	26,848,415
Deutsche Post AG	714,051	33,428,388
Deutsche Telekom AG	2,513,271	61,027,637
Infineon Technologies AG	946,520	38,748,098
Mercedes-Benz Group AG	569,852	43,821,006
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	101,547	35,580,047
SAP SE	741,797	93,535,688
Siemens AG	542,843	88,029,328
Volkswagen AG Preference Shares	149,458	20,401,251
Vonovia SE	512,798	9,660,623
		644,914,397
IRELAND — 1.1%
CRH PLC	545,147	27,525,976
ITALY — 4.8%
Enel SpA	5,630,434	34,421,397
Security Description	Shares	Value
Eni SpA (b)	1,795,964	$ 25,182,509
Intesa Sanpaolo SpA ADR	12,204,960	31,393,234
UniCredit SpA	1,402,669	26,531,614
		117,528,754
NETHERLANDS — 11.8%
Adyen NV (a)(c)	20,721	32,849,990
ASML Holding NV	292,197	198,474,369
ING Groep NV	2,700,959	32,073,611
Koninklijke Ahold Delhaize NV	720,239	24,641,038
		288,039,008
SPAIN — 6.4%
Banco Bilbao Vizcaya Argentaria SA (b)	4,370,571	31,201,779
Banco Santander SA	12,172,439	45,307,977
Iberdrola SA	4,266,246	53,233,694
Industria de Diseno Textil SA	805,531	27,042,724
		156,786,174
UNITED STATES — 7.8%
Sanofi (b)	828,126	90,187,674
Schneider Electric SE	413,926	69,111,412
Stellantis NV (b)	1,694,136	30,804,179
		190,103,265
TOTAL COMMON STOCKS (Cost $2,327,232,463)		2,427,591,111

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d)(e)	298,861	298,891
State Street Navigator Securities Lending Portfolio II (f)(g)	58,247,352	58,247,352
TOTAL SHORT-TERM INVESTMENTS (Cost $58,546,273)		58,546,243
TOTAL INVESTMENTS — 102.1% (Cost $2,385,778,736)		2,486,137,354
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(52,220,553)
NET ASSETS — 100.0%		$ 2,433,916,801
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.
37

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 2,427,591,111	$—	$—	$ 2,427,591,111
Short-Term Investments	58,546,243	—	—	58,546,243
TOTAL INVESTMENTS	$2,486,137,354	$—	$—	$2,486,137,354
Sector Breakdown as of March 31, 2023

% of Net Assets
Consumer Discretionary	20.2%
Financials	18.5
Information Technology	14.4
Industrials	13.9
Consumer Staples	8.5
Health Care	7.2
Energy	5.4
Materials	5.1
Utilities	3.6
Communication Services	2.5
Real Estate	0.4
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	922,874	$ 923,059	$ 19,806,495	$ 20,430,527	$22	$(158)	298,861	$ 298,891	$18,375
State Street Navigator Securities Lending Portfolio II	11,059,238	11,059,238	225,642,861	178,454,747	—	—	58,247,352	58,247,352	57,757
Total		$11,982,297	$245,449,356	$198,885,274	$22	$(158)		$58,546,243	$76,132
See accompanying notes to financial statements.
38

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 1.0%
ANZ Group Holdings Ltd.	19,282	$ 296,121
ASX Ltd.	880	38,321
Cochlear Ltd.	282	44,704
Commonwealth Bank of Australia	5,614	369,681
Dexus REIT	6,295	31,663
Goodman Group REIT	23,149	291,321
GPT Group REIT	25,897	73,541
Macquarie Group Ltd.	725	85,295
Medibank Pvt Ltd.	16,872	37,968
Mineral Resources Ltd.	2,400	129,540
National Australia Bank Ltd.	6,385	118,541
Pilbara Minerals Ltd.	31,625	83,453
QBE Insurance Group Ltd.	9,912	96,857
REA Group Ltd.	366	33,835
Scentre Group REIT	40,073	73,807
Stockland REIT	8,629	23,001
Suncorp Group Ltd.	17,620	142,910
Transurban Group Stapled Security	23,145	220,274
Treasury Wine Estates Ltd.	3,896	34,104
Vicinity Ltd. REIT	25,622	33,377
Wesfarmers Ltd.	5,107	171,876
		2,430,190
AUSTRIA — 0.1%
Verbund AG	3,419	297,166
BELGIUM — 0.3%
Anheuser-Busch InBev SA	1,335	88,954
Elia Group SA	2,536	335,037
Groupe Bruxelles Lambert NV	366	31,215
KBC Group NV	1,352	92,980
UCB SA	752	67,354
		615,540
BRAZIL — 1.0%
Atacadao SA	9,587	23,427
B3 SA - Brasil Bolsa Balcao	37,573	76,698
Banco BTG Pactual SA	11,194	43,383
BB Seguridade Participacoes SA	12,939	82,964
CCR SA	81,879	206,706
Hapvida Participacoes e Investimentos SA (a)(b)	23,962	12,382
Hypera SA	7,742	57,566
Itau Unibanco Holding SA Preference Shares	27,465	134,014
Localiza Rent a Car SA	10,072	106,079
Lojas Renner SA	30,618	100,062
Magazine Luiza SA (b)	37,296	24,348
MercadoLibre, Inc. (b)	232	305,790
Natura & Co. Holding SA	9,493	24,714
Raia Drogasil SA	10,388	50,093
TIM SA	17,572	43,599
WEG SA	32,648	261,107
Security Description	Shares	Value
Wheaton Precious Metals Corp.	14,845	$ 713,977
		2,266,909
CANADA — 4.4%
Agnico Eagle Mines Ltd.	4,591	233,731
Bank of Montreal	1,500	133,424
Bank of Nova Scotia	7,525	378,488
BCE, Inc.	4,492	200,943
Cameco Corp.	5,437	142,177
Canadian Imperial Bank of Commerce	15,742	666,623
CGI, Inc. (b)	3,543	340,988
Dollarama, Inc.	3,094	184,655
Element Fleet Management Corp.	8,102	106,263
Franco-Nevada Corp.	3,687	537,051
GFL Environmental, Inc.	820	28,235
Great-West Lifeco, Inc.	13,330	352,814
Hydro One Ltd. (a)	25,480	724,477
iA Financial Corp., Inc.	2,021	127,919
IGM Financial, Inc.	3,328	99,322
Intact Financial Corp.	1,685	240,819
Ivanhoe Mines Ltd. Class A (b)	19,139	172,673
Loblaw Cos. Ltd.	12,695	1,155,387
National Bank of Canada	1,560	111,431
Northland Power, Inc.	18,121	453,644
Nutrien Ltd.	1,074	79,208
Onex Corp.	4,198	195,980
Pan American Silver Corp.	3,064	55,830
Power Corp. of Canada	13,450	343,269
Quebecor, Inc. Class B	3,320	81,960
Restaurant Brands International, Inc.	1,584	106,193
RioCan Real Estate Investment Trust	11,433	172,253
Rogers Communications, Inc. Class B	3,854	178,383
Royal Bank of Canada	12,299	1,174,601
Shaw Communications, Inc. Class B	5,389	161,031
Shopify, Inc. Class A (b)	3,200	153,220
Sun Life Financial, Inc.	7,329	341,932
Thomson Reuters Corp.	1,778	231,015
TMX Group Ltd.	473	47,707
Toromont Industries Ltd.	689	56,475
Toronto-Dominion Bank	10,094	603,768
		10,373,889
CHILE — 0.3%
Antofagasta PLC	12,613	246,562
Banco de Chile	562,796	54,955
Banco de Credito e Inversiones SA	1,172	34,541
Banco Santander Chile	2,056,337	91,684
Enel Chile SA	851,098	46,677
Falabella SA	37,099	85,778

See accompanying notes to financial statements.
39

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Lundin Mining Corp.	15,750	$ 106,835
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,517	122,418
		789,450
CHINA — 3.8%
360 DigiTech, Inc. ADR	2,928	56,803
Alibaba Group Holding Ltd. (b)	65,424	836,766
Alibaba Health Information Technology Ltd. (b)	30,000	21,707
Baidu, Inc. Class A (b)	9,722	184,162
Bank of Chengdu Co. Ltd. Class A	10,900	21,523
BOC Aviation Ltd. (a)	16,000	123,619
BOE Technology Group Co. Ltd. Class A	42,100	27,219
Bosideng International Holdings Ltd.	44,000	24,550
Budweiser Brewing Co. APAC Ltd. (a)	7,800	23,798
BYD Co. Ltd. Class A	2,600	96,931
BYD Co. Ltd. Class H	7,500	219,555
C&D International Investment Group Ltd.	12,000	39,363
China Conch Venture Holdings Ltd.	125,500	219,027
China Evergrande Group (b)(c)	33,700	1,771
China Feihe Ltd. (a)	73,000	54,774
China International Capital Corp. Ltd. Class H (a)	18,000	36,092
China Life Insurance Co. Ltd. Class H	47,000	77,236
China Longyuan Power Group Corp. Ltd. Class H	161,000	183,972
China Medical System Holdings Ltd.	25,000	39,491
China Overseas Land & Investment Ltd.	80,500	194,432
China Resources Land Ltd.	12,000	54,726
China Ruyi Holdings Ltd. (b)(d)	120,000	31,338
China Three Gorges Renewables Group Co. Ltd. Class A	132,000	105,334
China Vanke Co. Ltd. Class H	23,396	36,897
China Yangtze Power Co. Ltd. Class A	32,496	100,555
Contemporary Amperex Technology Co. Ltd. Class A	4,200	248,338
Country Garden Services Holdings Co. Ltd.	12,000	20,759
CSPC Pharmaceutical Group Ltd.	56,720	55,781
Daqo New Energy Corp. ADR (b)	390	18,268
East Buy Holding Ltd. (a)(b)(d)	4,000	17,248
ESR Group Ltd. (a)	43,600	78,203
Security Description	Shares	Value
Ganfeng Lithium Group Co. Ltd. Class H (a)	5,200	$ 32,326
Gotion High-tech Co. Ltd. Class A	7,700	33,425
Gree Electric Appliances, Inc. of Zhuhai Class A	12,900	69,034
Greentown China Holdings Ltd.	18,000	23,343
Greentown Service Group Co. Ltd.	36,000	22,747
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	3,200	34,878
Hangzhou Tigermed Consulting Co. Ltd. Class H (a)	2,500	23,471
Hansoh Pharmaceutical Group Co. Ltd. (a)	18,000	31,277
Hengtong Optic-electric Co. Ltd. Class A	11,000	24,187
Huadong Medicine Co. Ltd. Class A	5,800	39,138
JA Solar Technology Co. Ltd. Class A	10,940	91,346
JD Health International, Inc. (a)(b)	6,950	51,705
JD.com, Inc. Class A	3,346	73,314
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,300	31,322
KE Holdings, Inc. ADR (b)	1,840	34,666
Kingdee International Software Group Co. Ltd. (b)(d)	39,000	63,195
Kweichow Moutai Co. Ltd. Class A	302	80,037
Li Auto, Inc. Class A (b)	4,968	62,021
LONGi Green Energy Technology Co. Ltd. Class A	35,032	206,143
Lufax Holding Ltd. ADR	27,430	55,957
Meituan Class B (a)(b)	20,248	370,141
Ming Yang Smart Energy Group Ltd. Class A	9,700	31,795
NARI Technology Co. Ltd. Class A	30,840	121,747
NetEase, Inc.	6,700	117,784
Ningbo Deye Technology Co. Ltd. Class A	900	33,807
Nongfu Spring Co. Ltd. Class H (a)	11,200	64,418
NXP Semiconductors NV	132	24,615
PDD Holdings, Inc. ADR (b)	1,468	111,421
Prosus NV (b)	4,627	361,643
Shanghai Baosight Software Co. Ltd. Class A	6,720	56,952
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	84,700	65,473
Shanghai Putailai New Energy Technology Co. Ltd. Class A	6,300	45,787
Shenzhen Inovance Technology Co. Ltd. Class A	5,000	51,185

See accompanying notes to financial statements.
40

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	600	$ 27,234
Sichuan Chuantou Energy Co. Ltd. Class A	16,000	30,801
Sinoma Science & Technology Co. Ltd. Class A	7,700	27,056
Sunac China Holdings Ltd. (b)(c)(d)	11,000	1,604
Sungrow Power Supply Co. Ltd. Class A	6,800	103,832
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	14,800	104,438
Tencent Holdings Ltd.	24,084	1,183,652
Tianqi Lithium Corp. Class A (b)	1,800	19,795
Tongwei Co. Ltd. Class A	20,600	116,719
Topsports International Holdings Ltd. (a)	101,000	92,380
TravelSky Technology Ltd. Class H	35,000	65,363
Trip.com Group Ltd. ADR (b)	2,908	109,544
Unisplendour Corp. Ltd. Class A	13,100	55,873
Weibo Corp. ADR (b)	1,562	31,334
WuXi AppTec Co. Ltd. Class A	1,900	21,996
Wuxi Biologics Cayman, Inc. (a)(b)	10,000	61,911
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	15,900	25,561
Xinyi Solar Holdings Ltd.	208,000	249,337
XPeng, Inc. Class A (b)(d)	8,410	46,871
Yealink Network Technology Corp. Ltd. Class A	4,000	44,274
Yintai Gold Co. Ltd. Class A	12,700	24,356
Yuexiu Property Co. Ltd.	89,000	134,238
Yunnan Baiyao Group Co. Ltd. Class A	5,080	40,464
Zai Lab Ltd. ADR (b)	624	20,754
Zhejiang Chint Electrics Co. Ltd. Class A	10,000	40,729
Zhejiang Expressway Co. Ltd. Class H	104,000	82,671
Zhuzhou CRRC Times Electric Co. Ltd.	38,200	166,183
ZTE Corp. Class H	50,800	148,842
		8,868,350
CZECH REPUBLIC — 0.0% (e)
Komercni Banka AS	1,439	47,780
DENMARK — 1.1%
Chr Hansen Holding AS	360	27,355
Coloplast AS Class B	245	32,223
Genmab AS (b)	110	41,535
Novo Nordisk AS Class B	7,761	1,229,028
Novozymes AS Class B	10,638	544,425
ROCKWOOL AS Class B	665	162,988
Security Description	Shares	Value
Vestas Wind Systems AS	21,725	$ 630,532
		2,668,086
FINLAND — 0.5%
Kesko Oyj Class B	20,991	451,666
Nokia Oyj (f)	3,695	18,127
Nokia Oyj (f)	10,815	52,957
Orion Oyj Class B	720	32,221
Sampo Oyj Class A	4,594	217,015
Wartsila OYJ Abp	28,800	271,846
		1,043,832
FRANCE — 2.7%
Airbus SE	749	100,319
Alstom SA	12,572	342,564
Bouygues SA	3,834	129,504
Capgemini SE	307	56,952
Covivio SA REIT	1,526	88,865
Dassault Systemes SE	13,801	567,901
Edenred	1,747	103,519
Eiffage SA	1,686	182,699
EssilorLuxottica SA	1,187	214,076
Gecina SA REIT	1,516	157,376
Getlink SE	34,175	563,996
Hermes International	65	131,634
Ipsen SA	275	30,326
Kering SA	264	172,094
Klepierre SA REIT	5,696	129,029
Legrand SA	2,667	243,627
L'Oreal SA	1,160	518,291
LVMH Moet Hennessy Louis Vuitton SE	1,017	932,994
Pernod Ricard SA	1,681	381,154
Remy Cointreau SA	245	44,718
Safran SA	3,667	543,977
Sartorius Stedim Biotech	69	21,140
Thales SA	525	77,772
Vinci SA	5,485	630,004
Vivendi SE	2,955	29,857
Worldline SA (a)(b)	679	28,851
		6,423,239
GERMANY — 1.1%
adidas AG	517	91,433
Allianz SE	1,573	363,672
Beiersdorf AG	384	50,043
Carl Zeiss Meditec AG	341	47,421
Deutsche Boerse AG	480	93,582
Deutsche Post AG	822	38,482
Infineon Technologies AG	1,957	80,115
Knorr-Bremse AG	3,599	239,613
LEG Immobilien SE	791	43,382
Merck KGaA	537	100,086
MTU Aero Engines AG	945	236,756
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	414	145,057

See accompanying notes to financial statements.
41

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SAP SE	4,302	$ 542,454
Sartorius AG Preference Shares	158	66,432
Siemens AG	1,011	163,947
Siemens Healthineers AG (a)	2,534	145,968
Vonovia SE	8,100	152,596
Zalando SE (a)(b)	1,015	42,500
		2,643,539
GREECE — 0.1%
JUMBO SA	1,971	41,757
Terna Energy SA	4,452	95,093
		136,850
HONG KONG — 0.4%
AIA Group Ltd.	32,600	343,236
China Common Rich Renewable Energy Investments Ltd. (b)(c)	24,000	—
Henderson Land Development Co. Ltd.	91,000	314,734
Hong Kong Exchanges & Clearing Ltd.	5,533	245,427
Prudential PLC	4,003	54,544
Sino Biopharmaceutical Ltd.	53,750	30,128
		988,069
INDIA — 1.1%
Adani Green Energy Ltd. (b)	11,183	119,903
Asian Paints Ltd.	758	25,472
AU Small Finance Bank Ltd. (a)	6,091	42,928
Avenue Supermarts Ltd. (a)(b)	698	28,886
Bajaj Finance Ltd.	947	64,723
Bajaj Finserv Ltd.	3,730	57,482
Bandhan Bank Ltd. (a)(b)	29,198	69,546
Bharat Electronics Ltd.	114,883	136,365
Bharti Airtel Ltd.	3,647	33,238
Cholamandalam Investment & Finance Co. Ltd.	2,516	23,307
Colgate-Palmolive India Ltd.	1,399	25,660
Divi's Laboratories Ltd.	590	20,269
DLF Ltd.	16,915	73,417
Havells India Ltd.	11,038	159,628
HCL Technologies Ltd.	4,150	54,802
HDFC Life Insurance Co. Ltd. (a)	3,265	19,833
Hindustan Unilever Ltd.	2,999	93,432
Housing Development Finance Corp. Ltd.	5,515	176,189
Infosys Ltd. ADR	16,686	291,004
Kotak Mahindra Bank Ltd.	3,049	64,289
PI Industries Ltd.	2,075	76,509
SBI Life Insurance Co. Ltd. (a)	1,973	26,435
Sun Pharmaceutical Industries Ltd.	6,438	77,014
Tata Consultancy Services Ltd.	6,429	250,792
Tata Consumer Products Ltd.	3,811	32,871
Security Description	Shares	Value
Tech Mahindra Ltd.	5,836	$ 78,245
Torrent Pharmaceuticals Ltd.	3,377	63,164
Trent Ltd.	5,111	85,509
Wipro Ltd. ADR	32,872	147,595
Yes Bank Ltd. (b)	532,057	97,435
Zomato Ltd. (b)	27,637	17,151
		2,533,093
INDONESIA — 0.1%
Bank Central Asia Tbk PT	92,400	53,920
Merdeka Copper Gold Tbk PT (b)	511,349	142,889
		196,809
IRELAND — 0.2%
Kingspan Group PLC	6,859	469,772
ISRAEL — 0.1%
Azrieli Group Ltd.	1,132	64,701
Bank Hapoalim BM	13,921	115,021
Nice Ltd. (b)	120	26,835
		206,557
ITALY — 0.6%
Amplifon SpA	2,125	73,740
Davide Campari-Milano NV	4,344	53,095
DiaSorin SpA	178	18,770
FinecoBank Banca Fineco SpA	3,169	48,683
Mediobanca Banca di Credito Finanziario SpA	13,088	131,786
Moncler SpA	501	34,585
Recordati Industria Chimica e Farmaceutica SpA	1,343	56,847
Terna - Rete Elettrica Nazionale	108,836	894,641
		1,312,147
JAPAN — 5.2%
Advantest Corp. (d)	400	36,547
Asahi Intecc Co. Ltd.	1,400	24,447
Astellas Pharma, Inc.	12,200	172,609
Azbil Corp.	8,800	238,696
Chugai Pharmaceutical Co. Ltd.	4,800	117,935
Daiichi Sankyo Co. Ltd.	9,700	351,442
Daito Trust Construction Co. Ltd.	400	39,642
East Japan Railway Co.	13,500	744,027
Eisai Co. Ltd.	1,100	62,021
FANUC Corp.	30,500	1,090,841
Fast Retailing Co. Ltd.	1,300	282,095
FUJIFILM Holdings Corp.	5,400	271,765
Fujitsu Ltd.	400	53,603
Hamamatsu Photonics KK	1,300	69,449
Hikari Tsushin, Inc.	500	69,765
Hoya Corp.	1,500	164,099
Ibiden Co. Ltd. (d)	1,400	55,331
Itochu Techno-Solutions Corp.	1,500	36,686
Japan Exchange Group, Inc.	1,600	24,266

See accompanying notes to financial statements.
42

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Keio Corp. (d)	2,000	$ 69,802
Keisei Electric Railway Co. Ltd.	10,000	306,184
Keyence Corp.	800	387,407
Kikkoman Corp.	400	20,257
Koito Manufacturing Co. Ltd.	3,900	73,259
Kubota Corp.	7,600	114,151
Kurita Water Industries Ltd.	8,000	363,063
Kyocera Corp.	10,400	538,246
Kyowa Kirin Co. Ltd.	1,100	23,853
Lasertec Corp.	200	34,984
M3, Inc.	1,200	29,763
Mitsui Fudosan Co. Ltd.	5,300	98,920
MonotaRO Co. Ltd.	1,300	16,185
Murata Manufacturing Co. Ltd.	1,500	90,615
NEC Corp.	3,200	122,624
Nexon Co. Ltd.	1,400	33,188
NGK Insulators Ltd.	4,300	56,605
Nidec Corp.	1,800	92,576
Nintendo Co. Ltd.	1,300	50,119
Nippon Shinyaku Co. Ltd.	400	17,522
NTT Data Corp.	1,500	19,521
Obic Co. Ltd.	200	31,407
Olympus Corp.	5,300	92,329
Omron Corp.	11,800	683,317
Ono Pharmaceutical Co. Ltd.	3,900	80,995
Oriental Land Co. Ltd.	2,500	85,055
ORIX Corp.	7,100	116,111
Pan Pacific International Holdings Corp.	1,600	30,764
Rakuten Group, Inc.	6,800	31,371
Recruit Holdings Co. Ltd.	4,100	112,443
Renesas Electronics Corp. (b)	4,100	58,948
SBI Holdings, Inc. (d)	7,000	138,012
Seiko Epson Corp. (d)	12,100	171,013
Sekisui Chemical Co. Ltd.	21,200	298,829
Shionogi & Co. Ltd.	1,400	62,873
Shiseido Co. Ltd.	2,100	97,529
Shizuoka Financial Group, Inc.	18,800	134,336
SMC Corp.	100	52,468
SoftBank Corp.	12,000	137,862
SoftBank Group Corp.	3,200	124,595
Sony Group Corp.	5,100	459,264
Sumitomo Metal Mining Co. Ltd.	17,100	648,718
Sysmex Corp.	800	51,953
TDK Corp.	2,000	71,005
Terumo Corp.	5,800	155,753
TIS, Inc.	7,100	186,182
Tokio Marine Holdings, Inc.	8,500	162,668
Tokyo Electron Ltd.	600	72,312
Toyota Motor Corp. (d)	36,300	512,766
Yamaha Corp.	600	22,947
Yaskawa Electric Corp.	12,900	559,268
Yokogawa Electric Corp.	17,600	284,319
Z Holdings Corp.	8,900	24,930
		12,216,452
Security Description	Shares	Value
KUWAIT — 0.3%
Agility Public Warehousing Co. KSC	61,439	$ 124,340
Boubyan Bank KSCP	30,601	64,124
Gulf Bank KSCP	36,564	35,509
National Bank of Kuwait SAKP	112,256	386,320
		610,293
LUXEMBOURG — 0.0% (e)
Eurofins Scientific SE	494	33,082
Reinet Investments SCA	2,947	60,636
		93,718
MEXICO — 0.5%
Banco del Bajio SA (a)	7,028	25,534
Fibra Uno Administracion SA de CV REIT	93,806	130,765
Grupo Aeroportuario del Pacifico SAB de CV Class B	4,998	97,051
Grupo Aeroportuario del Sureste SAB de CV Class B	2,207	67,376
Grupo Mexico SAB de CV Class B	37,388	176,690
Grupo Televisa SAB Series CPO	21,030	22,211
Orbia Advance Corp. SAB de CV	77,280	167,691
Promotora y Operadora de Infraestructura SAB de CV	16,512	164,562
Southern Copper Corp.	3,514	267,943
		1,119,823
NETHERLANDS — 0.6%
Adyen NV (a)(b)	61	96,706
Akzo Nobel NV	302	23,617
ASML Holding NV	1,406	955,024
NN Group NV	4,457	162,024
Universal Music Group NV	2,985	75,579
		1,312,950
NEW ZEALAND — 0.2%
Mercury NZ Ltd.	43,933	173,441
Meridian Energy Ltd.	48,371	158,882
Xero Ltd. (b)	769	46,055
		378,378
NORWAY — 0.2%
DNB Bank ASA	16,273	291,103
Gjensidige Forsikring ASA	9,470	154,893
Mowi ASA	3,154	58,243
		504,239
POLAND — 0.2%
Bank Polska Kasa Opieki SA	4,199	83,297
LPP SA	13	28,909
Powszechna Kasa Oszczednosci Bank Polski SA	16,794	111,179

See accompanying notes to financial statements.
43

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Powszechny Zaklad Ubezpieczen SA	17,512	$ 142,598
Santander Bank Polska SA	2,004	135,738
		501,721
PORTUGAL — 0.0% (e)
EDP - Energias de Portugal SA	16,454	89,668
QATAR — 0.2%
Barwa Real Estate Co.	146,539	104,872
Masraf Al Rayan QSC	185,883	150,902
Mesaieed Petrochemical Holding Co.	198,181	104,535
Qatar International Islamic Bank QSC	27,610	75,010
Qatar Islamic Bank SAQ	18,367	89,716
		525,035
ROMANIA — 0.1%
NEPI Rockcastle NV	18,702	108,897
RUSSIA — 0.0%
Alrosa PJSC (b)(c)	15,622	—
Magnit PJSC GDR (b)(c)	2	—
Magnit PJSC (b)	272	—
Mobile TeleSystems PJSC ADR (b)(c)	3,579	—
Moscow Exchange MICEX-Rates PJSC (b)(c)	29,855	—
Ozon Holdings PLC ADR (b)(c)	328	—
Polyus PJSC GDR (b)(c)	234	—
Sberbank of Russia PJSC (b)(c)	32,012	—
TCS Group Holding PLC GDR (b)(c)	275	—
United Co. RUSAL International PJSC (b)(c)	46,750	—
VK Co. Ltd. GDR (b)(c)	1,325	—
VTB Bank PJSC (b)(c)	12,978,000	—
Yandex NV Class A (b)(c)	733	—
		—
SAUDI ARABIA — 0.9%
Al Rajhi Bank	20,566	402,696
Alinma Bank	20,198	158,465
Arab National Bank	12,384	85,118
Bank AlBilad	18,039	191,265
Bank Al-Jazira	29,410	142,439
Banque Saudi Fransi	10,737	103,546
Dar Al Arkan Real Estate Development Co. (b)	40,672	173,579
Dr Sulaiman Al Habib Medical Services Group Co.	553	42,929
Etihad Etisalat Co.	7,504	82,463
Jarir Marketing Co.	1,435	62,313
Riyad Bank	15,523	122,821
SABIC Agri-Nutrients Co.	4,877	165,525
Saudi British Bank	17,420	163,587
Saudi National Bank	15,216	185,858
Security Description	Shares	Value
Saudi Research & Media Group (b)	641	$ 33,675
Saudi Tadawul Group Holding Co.	480	18,465
Saudi Telecom Co.	2,807	29,949
		2,164,693
SINGAPORE — 0.5%
CapitaLand Ascendas REIT	147,600	317,503
CapitaLand Integrated Commercial Trust REIT	244,200	363,669
City Developments Ltd.	31,432	174,235
Genting Singapore Ltd.	116,700	98,307
Singapore Exchange Ltd.	4,100	28,987
STMicroelectronics NV	718	38,188
UOL Group Ltd.	11,292	58,857
		1,079,746
SOUTH AFRICA — 0.3%
Absa Group Ltd.	4,047	41,463
Capitec Bank Holdings Ltd.	615	58,500
Discovery Ltd. (b)	9,404	73,912
Gold Fields Ltd.	7,606	101,599
Growthpoint Properties Ltd. REIT	263,672	194,085
Mr Price Group Ltd.	3,643	29,608
Naspers Ltd. Class N	1,001	185,783
Old Mutual Ltd. (f)	52,521	34,930
Old Mutual Ltd. (f)	44,841	29,330
Woolworths Holdings Ltd.	15,465	55,724
		804,934
SOUTH KOREA — 1.0%
Amorepacific Corp.	249	26,165
BGF retail Co. Ltd.	213	29,729
Celltrion Healthcare Co. Ltd.	777	35,930
Coway Co. Ltd.	510	20,567
DB Insurance Co. Ltd.	1,148	66,048
Delivery Hero SE (a)(b)	535	18,234
Hanwha Galleria Co. Ltd. (b)	5,760	9,424
Hanwha Solutions Corp. (b)	5,107	210,659
HLB, Inc. (b)	1,021	27,253
Kakao Corp.	761	35,716
Kia Corp.	682	42,433
L&F Co. Ltd.	175	42,142
LG Energy Solution Ltd. (b)	94	42,168
LG H&H Co. Ltd.	61	28,114
NAVER Corp.	448	69,513
Samsung Electronics Co. Ltd.	11,124	546,865
Samsung SDI Co. Ltd.	1,433	809,045
SK Biopharmaceuticals Co. Ltd. (b)	380	18,477
SK Hynix, Inc.	1,430	97,321
SK Square Co. Ltd. (b)	2,687	82,043
Yuhan Corp.	750	29,151
		2,286,997

See accompanying notes to financial statements.
44

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SPAIN — 1.3%
Acciona SA	1,897	$ 380,666
ACS Actividades de Construccion y Servicios SA	12,785	407,679
Aena SME SA (a)(b)	853	137,992
Amadeus IT Group SA (b)	2,042	136,795
EDP Renovaveis SA	12,360	283,207
Ferrovial SA	12,462	366,781
Iberdrola SA	41,493	517,744
Industria de Diseno Textil SA	10,271	344,811
Red Electrica Corp. SA	31,529	554,926
		3,130,601
SWEDEN — 0.8%
Atlas Copco AB Class A	7,956	100,924
Boliden AB	7,991	314,260
Epiroc AB Class A	10,191	202,256
Epiroc AB Class B	4,221	71,825
Fastighets AB Balder Class B (b)	5,053	20,715
H & M Hennes & Mauritz AB Class B	5,816	82,908
Hexagon AB Class B	6,378	73,101
Industrivarden AB Class C	1,372	36,941
Kinnevik AB Class B (b)	1,645	24,509
Nibe Industrier AB Class B	23,758	269,895
Skandinaviska Enskilda Banken AB Class A (b)	11,747	129,540
Skanska AB Class B	21,535	329,269
Svenska Cellulosa AB SCA Class B	1,693	22,278
Tele2 AB Class B	2,500	24,893
Telefonaktiebolaget LM Ericsson Class B	20,669	120,790
Telia Co. AB	17,794	45,251
		1,869,355
SWITZERLAND — 2.8%
ABB Ltd.	48,211	1,655,497
Alcon, Inc.	2,068	146,461
Baloise Holding AG	2,447	381,427
Banque Cantonale Vaudoise	313	29,568
BKW AG	1,623	255,473
Chocoladefabriken Lindt & Spruengli AG	2	236,440
Cie Financiere Richemont SA Class A	3,307	528,150
Geberit AG	578	322,169
Givaudan SA	57	185,497
Julius Baer Group Ltd.	2,185	149,055
Kuehne & Nagel International AG	160	47,621
Novartis AG	12,011	1,101,244
Partners Group Holding AG	138	129,427
Sonova Holding AG	274	80,561
Straumann Holding AG	681	101,641
Swiss Life Holding AG	122	75,213
Swiss Prime Site AG	1,499	124,787
Security Description	Shares	Value
Swisscom AG	1,000	$ 638,389
Zurich Insurance Group AG	676	323,885
		6,512,505
TAIWAN — 1.2%
Accton Technology Corp.	13,000	136,202
Advantech Co. Ltd.	5,000	60,925
Cathay Financial Holding Co. Ltd.	100,712	138,263
Delta Electronics, Inc.	37,000	365,777
E Ink Holdings, Inc.	4,000	24,238
Largan Precision Co. Ltd.	1,000	71,434
MediaTek, Inc. (b)	5,000	129,239
Novatek Microelectronics Corp.	2,000	28,344
Taiwan High Speed Rail Corp.	151,000	150,021
Taiwan Semiconductor Manufacturing Co. Ltd.	86,000	1,505,477
Voltronic Power Technology Corp.	1,000	56,819
Wiwynn Corp.	4,000	147,795
		2,814,534
THAILAND — 0.4%
Asset World Corp. PCL NVDR	232,300	39,402
Asset World Corp. PCL	226,200	38,367
Bangkok Expressway & Metro PCL	116,000	30,022
Bangkok Expressway & Metro PCL NVDR	471,200	121,951
BTS Group Holdings PCL NVDR	500,684	103,958
BTS Group Holdings PCL	101,400	21,054
Central Retail Corp. PCL NVDR	38,400	50,253
Central Retail Corp. PCL	27,400	35,858
Delta Electronics Thailand PCL	2,100	70,133
Delta Electronics Thailand PCL NVDR	600	20,038
Energy Absolute PCL NVDR	118,500	263,372
Krungthai Card PCL NVDR	15,885	25,201
SCB X PCL NVDR	48,100	144,180
SCB X PCL	3,600	10,791
		974,580
TURKEY — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	52,569	142,274
Hektas Ticaret TAS (b)	12,838	18,112
		160,386
UNITED ARAB EMIRATES — 0.0% (e)
Emaar Properties PJSC	20,582	31,384
UNITED KINGDOM — 2.1%
3i Group PLC	50,346	1,048,918
abrdn PLC	17,244	43,389
Admiral Group PLC	881	22,200
Ashtead Group PLC	4,084	250,362
AstraZeneca PLC ADR	1,344	93,287

See accompanying notes to financial statements.
45

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
AstraZeneca PLC	5,260	$ 730,499
Aviva PLC	34,644	173,141
Barclays PLC	37,048	66,788
Barratt Developments PLC	17,370	100,191
Berkeley Group Holdings PLC	2,213	114,841
Bunzl PLC	3,756	141,970
Coca-Cola Europacific Partners PLC	1,140	67,477
Compass Group PLC	2,964	74,506
Diageo PLC	6,172	275,798
Halma PLC	7,091	195,431
Hargreaves Lansdown PLC	2,201	21,755
HSBC Holdings PLC	30,664	208,416
Informa PLC	18,914	161,973
Just Eat Takeaway.com NV (a)(b)	994	18,931
Kingfisher PLC	7,250	23,415
London Stock Exchange Group PLC	1,058	102,926
Next PLC	1,073	87,191
Ocado Group PLC (b)	2,719	17,986
Pearson PLC	3,363	35,112
Persimmon PLC	1,419	22,037
RELX PLC (f)	3,692	119,511
RELX PLC (f)	1,233	39,906
Rolls-Royce Holdings PLC (b)	207,565	382,451
Schroders PLC	4,014	22,830
Segro PLC REIT	16,628	157,816
Smith & Nephew PLC	4,866	67,506
Taylor Wimpey PLC	17,874	26,288
Unilever PLC	1,471	76,209
WPP PLC	2,465	29,217
		5,020,274
UNITED STATES — 61.1%
3M Co.	586	61,594
Abbott Laboratories	5,154	521,894
AbbVie, Inc.	6,217	990,803
Accenture PLC Class A	3,293	941,172
Activision Blizzard, Inc.	1,948	166,729
Adobe, Inc. (b)	2,134	822,380
Advanced Micro Devices, Inc. (b)	4,934	483,581
Aflac, Inc.	7,651	493,643
Agilent Technologies, Inc.	1,341	185,514
Airbnb, Inc. Class A (b)	976	121,414
Albemarle Corp.	327	72,280
Align Technology, Inc. (b)	349	116,615
Allegion PLC	1,983	211,646
Allstate Corp.	2,182	241,787
Ally Financial, Inc.	1,227	31,276
Alnylam Pharmaceuticals, Inc. (b)	427	85,537
Alphabet, Inc. Class A (b)	18,160	1,883,737
Alphabet, Inc. Class C (b)	28,765	2,991,560
Amazon.com, Inc. (b)	35,007	3,615,873
American Express Co.	3,872	638,686
Security Description	Shares	Value
American Financial Group, Inc.	1,607	$ 195,251
American International Group, Inc.	5,762	290,174
American Tower Corp. REIT	1,633	333,687
Ameriprise Financial, Inc.	862	264,203
AMETEK, Inc.	2,559	371,899
Amgen, Inc.	2,231	539,344
Amphenol Corp. Class A	2,398	195,965
Analog Devices, Inc.	7,692	1,517,016
Annaly Capital Management, Inc. REIT	8,163	155,995
ANSYS, Inc. (b)	142	47,258
Aon PLC Class A	848	267,366
Apollo Global Management, Inc.	3,275	206,849
Apple, Inc.	65,403	10,784,956
Applied Materials, Inc.	2,097	257,575
Arch Capital Group Ltd. (b)	3,709	251,730
Arthur J Gallagher & Co.	754	144,248
Assurant, Inc.	1,200	144,084
Autodesk, Inc. (b)	893	185,887
Automatic Data Processing, Inc.	2,071	461,067
AutoZone, Inc. (b)	95	233,524
AvalonBay Communities, Inc. REIT	1,603	269,400
Avantor, Inc. (b)	4,133	87,372
Ball Corp.	1,283	70,706
Bank of America Corp.	34,497	986,614
Bank of New York Mellon Corp.	4,903	222,792
Bath & Body Works, Inc.	533	19,497
Baxter International, Inc.	2,146	87,042
Becton Dickinson & Co.	1,471	364,131
Berkshire Hathaway, Inc. Class B (b)	2,359	728,388
Best Buy Co., Inc.	697	54,554
Biogen, Inc. (b)	613	170,432
BioMarin Pharmaceutical, Inc. (b)	774	75,264
Bio-Rad Laboratories, Inc. Class A (b)	108	51,734
Bio-Techne Corp.	562	41,695
BlackRock, Inc.	793	530,612
Blackstone, Inc.	3,283	288,379
Block, Inc. CDI (b)(f)	371	25,650
Block, Inc. (b)(f)	954	65,492
Booking Holdings, Inc. (b)	143	379,295
Booz Allen Hamilton Holding Corp.	560	51,906
Boston Properties, Inc. REIT	2,374	128,481
Boston Scientific Corp. (b)	10,542	527,416
Bristol-Myers Squibb Co.	10,646	737,874
Broadcom, Inc.	1,361	873,136
Broadridge Financial Solutions, Inc.	1,133	166,064
Brown & Brown, Inc.	1,518	87,164
Brown-Forman Corp. Class B	1,842	118,385

See accompanying notes to financial statements.
46

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Burlington Stores, Inc. (b)	373	$ 75,383
Caesars Entertainment, Inc. (b)	438	21,379
Capital One Financial Corp.	2,258	217,129
Carlyle Group, Inc.	941	29,227
CarMax, Inc. (b)	1,033	66,401
Carrier Global Corp.	1,247	57,050
Catalent, Inc. (b)	1,148	75,435
Cboe Global Markets, Inc.	515	69,134
CBRE Group, Inc. Class A (b)	4,240	308,714
CDW Corp.	2,264	441,231
Centene Corp. (b)	302	19,089
Charles Schwab Corp.	7,019	367,655
Charter Communications, Inc. Class A (b)	600	214,566
Chipotle Mexican Grill, Inc. (b)	58	99,081
Chubb Ltd.	2,489	483,314
Church & Dwight Co., Inc.	1,799	159,050
Cincinnati Financial Corp.	1,353	151,644
Cintas Corp.	143	66,163
Cisco Systems, Inc.	21,247	1,110,687
Citizens Financial Group, Inc.	629	19,103
Clorox Co.	170	26,901
CME Group, Inc.	1,681	321,945
Coca-Cola Co.	16,983	1,053,455
Cognex Corp.	711	35,230
Cognizant Technology Solutions Corp. Class A	3,080	187,664
Colgate-Palmolive Co.	4,174	313,676
Comcast Corp. Class A	17,826	675,784
Constellation Brands, Inc. Class A	452	102,102
Constellation Energy Corp.	385	30,223
Cooper Cos., Inc.	182	67,952
Copart, Inc. (b)	1,100	82,731
Corning, Inc.	12,777	450,773
CoStar Group, Inc. (b)	1,065	73,325
Crowdstrike Holdings, Inc. Class A (b)	141	19,354
Crown Castle, Inc. REIT	1,975	264,334
CSL Ltd.	1,696	327,479
CVS Health Corp.	2,411	179,161
Danaher Corp.	2,509	632,368
Darling Ingredients, Inc. (b)	1,562	91,221
Deere & Co.	1,080	445,910
DENTSPLY SIRONA, Inc.	664	26,082
Dexcom, Inc. (b)	1,490	173,108
Digital Realty Trust, Inc. REIT	2,110	207,434
Discover Financial Services	1,584	156,563
DISH Network Corp. Class A (b)	1,459	13,612
DocuSign, Inc. (b)	455	26,527
Dollar General Corp.	1,156	243,292
Dollar Tree, Inc. (b)	1,142	163,934
DoorDash, Inc. Class A (b)	332	21,102
DR Horton, Inc.	1,089	106,384
Eaton Corp. PLC	2,414	413,615
Security Description	Shares	Value
eBay, Inc.	4,602	$ 204,191
Edison International	25,692	1,813,598
Edwards Lifesciences Corp. (b)	4,874	403,226
Elanco Animal Health, Inc. (b)	4,090	38,446
Electronic Arts, Inc.	215	25,897
Elevance Health, Inc.	1,300	597,753
Eli Lilly & Co.	4,412	1,515,169
Enphase Energy, Inc. (b)	1,281	269,369
EPAM Systems, Inc. (b)	99	29,601
Equifax, Inc.	314	63,692
Equinix, Inc. REIT	901	649,657
Equitable Holdings, Inc.	6,546	166,203
Equity Residential REIT	2,967	178,020
Erie Indemnity Co. Class A	228	52,818
Essex Property Trust, Inc. REIT	980	204,957
Estee Lauder Cos., Inc. Class A	1,254	309,061
Etsy, Inc. (b)	971	108,101
Everest Re Group Ltd.	242	86,641
Exact Sciences Corp. (b)	527	35,736
Expeditors International of Washington, Inc.	1,107	121,903
Experian PLC	3,772	124,059
Extra Space Storage, Inc. REIT	784	127,737
F5, Inc. (b)	1,242	180,947
FactSet Research Systems, Inc.	78	32,377
Fastenal Co.	6,361	343,112
Fidelity National Information Services, Inc. (f)	2,266	123,112
Fifth Third Bancorp	6,561	174,785
First Republic Bank	1,248	17,460
First Solar, Inc. (b)	2,050	445,875
Fiserv, Inc. (b)	2,554	288,679
FleetCor Technologies, Inc. (b)	381	80,334
FMC Corp.	586	71,568
Ford Motor Co.	19,682	247,993
Fortinet, Inc. (b)	2,780	184,759
Fortive Corp.	3,812	259,864
Fox Corp. Class A	2,516	85,670
Fox Corp. Class B	2,303	72,107
Garmin Ltd.	1,155	116,563
Gartner, Inc. (b)	202	65,806
Genuine Parts Co.	907	151,750
Gilead Sciences, Inc.	1,549	128,521
Global Payments, Inc.	1,280	134,707
Globe Life, Inc.	1,014	111,560
GoDaddy, Inc. Class A (b)	561	43,601
Goldman Sachs Group, Inc.	310	101,404
GSK PLC	18,110	319,983
Haleon PLC	22,638	90,130
Hartford Financial Services Group, Inc.	3,214	223,984
Hasbro, Inc.	830	44,563
HEICO Corp.	792	135,464
HEICO Corp. Class A	362	49,196

See accompanying notes to financial statements.
47

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Henry Schein, Inc. (b)	2,277	$ 185,667
Hershey Co.	631	160,533
Hewlett Packard Enterprise Co.	38,239	609,147
Hilton Worldwide Holdings, Inc.	292	41,134
Hologic, Inc. (b)	1,844	148,811
Home Depot, Inc.	4,341	1,281,116
Honeywell International, Inc.	5,695	1,088,428
Horizon Therapeutics PLC (b)	318	34,707
Howmet Aerospace, Inc.	7,910	335,147
Humana, Inc.	704	341,764
Huntington Bancshares, Inc.	3,198	35,818
IDEXX Laboratories, Inc. (b)	460	230,037
Illinois Tool Works, Inc.	3,698	900,278
Illumina, Inc. (b)	816	189,761
Incyte Corp. (b)	551	39,821
Insulet Corp. (b)	246	78,464
Intel Corp.	22,514	735,532
Intercontinental Exchange, Inc.	2,450	255,510
International Business Machines Corp.	8,818	1,155,952
International Flavors & Fragrances, Inc.	473	43,497
Interpublic Group of Cos., Inc.	1,495	55,674
Intuit, Inc.	1,380	615,245
Intuitive Surgical, Inc. (b)	1,747	446,306
Invesco Ltd.	10,229	167,756
IQVIA Holdings, Inc. (b)	1,620	322,202
Iron Mountain, Inc. REIT	1,531	81,005
Jack Henry & Associates, Inc.	182	27,431
Jacobs Solutions, Inc.	1,718	201,882
Jazz Pharmaceuticals PLC (b)	661	96,724
Johnson & Johnson	11,146	1,727,630
JPMorgan Chase & Co.	13,448	1,752,409
Juniper Networks, Inc.	11,229	386,502
Keurig Dr Pepper, Inc.	6,017	212,280
KeyCorp	16,506	206,655
Keysight Technologies, Inc. (b)	1,318	212,831
KKR & Co., Inc.	2,528	132,771
KLA Corp.	719	287,003
Kraft Heinz Co.	779	30,124
L3Harris Technologies, Inc.	1,098	215,472
Laboratory Corp. of America Holdings	316	72,497
Lam Research Corp.	435	230,602
Leidos Holdings, Inc.	638	58,734
Lennar Corp. Class A	1,112	116,882
Liberty Media Corp.-Liberty Formula One Class C (b)	1,488	111,347
Liberty Media Corp.-Liberty SiriusXM Class A (b)	1,264	35,506
Liberty Media Corp.-Liberty SiriusXM Class C (b)	917	25,667
Live Nation Entertainment, Inc. (b)	1,083	75,810
LKQ Corp.	2,437	138,324
Lowe's Cos., Inc.	2,810	561,916
Lululemon Athletica, Inc. (b)	788	286,982
Security Description	Shares	Value
M&T Bank Corp.	1,328	$ 158,789
Markel Corp. (b)	124	158,399
MarketAxess Holdings, Inc.	140	54,781
Marriott International, Inc. Class A	252	41,842
Marsh & McLennan Cos., Inc.	2,684	447,020
Marvell Technology, Inc.	4,288	185,670
Masco Corp.	456	22,672
Masimo Corp. (b)	173	31,925
Mastercard, Inc. Class A	3,773	1,371,146
Match Group, Inc. (b)	860	33,015
McDonald's Corp.	3,719	1,039,870
Medical Properties Trust, Inc. REIT	6,166	50,685
Medtronic PLC	7,840	632,061
Merck & Co., Inc.	14,757	1,569,997
Meta Platforms, Inc. Class A (b)	9,335	1,978,460
MetLife, Inc.	7,791	451,411
Mettler-Toledo International, Inc. (b)	129	197,397
Micron Technology, Inc.	1,800	108,612
Microsoft Corp.	29,910	8,623,053
Moderna, Inc. (b)	1,229	188,750
Molina Healthcare, Inc. (b)	182	48,683
Monster Beverage Corp. (b)	1,634	88,252
Moody's Corp.	1,421	434,854
Morgan Stanley	6,014	528,029
Motorola Solutions, Inc.	1,669	477,551
Nasdaq, Inc.	1,612	88,128
Nestle SA	6,535	797,319
NetApp, Inc.	1,470	93,860
Netflix, Inc. (b)	1,792	619,100
Neurocrine Biosciences, Inc. (b)	333	33,706
Newmont Corp.	6,208	304,316
NIKE, Inc. Class B	4,599	564,021
Northern Trust Corp.	1,343	118,359
Novocure Ltd. (b)	360	21,650
Nucor Corp.	1,119	172,852
NVIDIA Corp.	10,735	2,981,861
NVR, Inc. (b)	11	61,294
Old Dominion Freight Line, Inc.	167	56,920
Omnicom Group, Inc.	1,061	100,095
Oracle Corp.	11,020	1,023,978
O'Reilly Automotive, Inc. (b)	451	382,890
PACCAR, Inc.	3,784	276,989
Palantir Technologies, Inc. Class A (b)	3,205	27,082
Palo Alto Networks, Inc. (b)	1,096	218,915
Paramount Global Class B	3,443	76,813
Parker-Hannifin Corp.	1,095	368,040
Paychex, Inc.	1,685	193,084
Paycom Software, Inc. (b)	89	27,057
PayPal Holdings, Inc. (b)	4,517	343,021
Pentair PLC	6,548	361,908
PepsiCo, Inc.	5,017	914,599

See accompanying notes to financial statements.
48

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
PerkinElmer, Inc.	1,916	$ 255,326
Pfizer, Inc.	23,038	939,950
Pinterest, Inc. Class A (b)	1,445	39,405
Plug Power, Inc. (b)	6,741	79,005
PNC Financial Services Group, Inc.	2,751	349,652
Pool Corp.	192	65,748
PPG Industries, Inc.	2,590	345,972
Procter & Gamble Co.	8,591	1,277,396
Progressive Corp.	2,581	369,238
Prologis, Inc. REIT	5,654	705,450
Prudential Financial, Inc.	3,474	287,439
Public Storage REIT	987	298,212
PulteGroup, Inc.	953	55,541
QIAGEN NV (b)	539	24,542
QUALCOMM, Inc.	4,955	632,159
Quest Diagnostics, Inc.	379	53,621
Raymond James Financial, Inc.	689	64,263
Raytheon Technologies Corp.	14,421	1,412,249
Realty Income Corp. REIT	3,561	225,483
Regency Centers Corp. REIT	3,172	194,063
Regeneron Pharmaceuticals, Inc. (b)	396	325,381
Regions Financial Corp.	7,980	148,109
ResMed, Inc.	965	211,325
Robert Half International, Inc.	424	34,162
Roche Holding AG	3,093	883,497
Rockwell Automation, Inc.	913	267,920
Rollins, Inc.	1,064	39,932
Roper Technologies, Inc.	131	57,730
Ross Stores, Inc.	1,927	204,513
Royalty Pharma PLC Class A	1,971	71,015
S&P Global, Inc.	2,298	792,281
Salesforce, Inc. (b)	3,456	690,440
Sanofi	4,554	495,957
SBA Communications Corp. REIT	411	107,300
Schneider Electric SE	9,764	1,630,252
Seagen, Inc. (b)	237	47,985
SEI Investments Co.	784	45,119
ServiceNow, Inc. (b)	1,165	541,399
Sherwin-Williams Co.	2,824	634,750
Simon Property Group, Inc. REIT	2,552	285,747
Sirius XM Holdings, Inc.	9,815	38,966
Skyworks Solutions, Inc.	295	34,804
Snap, Inc. Class A (b)	3,191	35,771
Snap-on, Inc.	154	38,021
Snowflake, Inc. Class A (b)	555	85,631
SolarEdge Technologies, Inc. (b)	939	285,409
Splunk, Inc. (b)	590	56,569
Stanley Black & Decker, Inc.	650	52,377
Starbucks Corp.	4,653	484,517
State Street Corp. (g)	562	42,538
Steel Dynamics, Inc.	488	55,173
Security Description	Shares	Value
STERIS PLC	368	$ 70,391
Stryker Corp.	1,922	548,673
Sun Communities, Inc. REIT	161	22,682
Swiss Re AG	1,967	202,051
Synchrony Financial	4,049	117,745
T Rowe Price Group, Inc.	1,261	142,367
Target Corp.	2,242	371,342
TE Connectivity Ltd.	2,182	286,169
Teledyne Technologies, Inc. (b)	687	307,336
Teleflex, Inc.	283	71,687
Teradyne, Inc.	1,029	110,628
Tesla, Inc. (b)	11,208	2,325,212
Texas Instruments, Inc.	4,017	747,202
Texas Pacific Land Corp.	82	139,484
Textron, Inc.	784	55,374
Thermo Fisher Scientific, Inc.	1,873	1,079,541
TJX Cos., Inc.	9,192	720,285
T-Mobile U.S., Inc. (b)	1,683	243,766
Trade Desk, Inc. Class A (b)	1,307	79,609
Tradeweb Markets, Inc. Class A	438	34,611
Trane Technologies PLC	138	25,389
TransDigm Group, Inc.	319	235,119
TransUnion	335	20,817
Travelers Cos., Inc.	1,793	307,338
Trimble, Inc. (b)	2,679	140,433
Truist Financial Corp.	8,391	286,133
U.S. Bancorp	7,467	269,185
Uber Technologies, Inc. (b)	6,745	213,817
U-Haul Holding Co.	1,898	98,411
Ulta Beauty, Inc. (b)	330	180,071
Union Pacific Corp.	2,732	549,842
United Parcel Service, Inc. Class B	2,595	503,404
United Rentals, Inc.	176	69,654
UnitedHealth Group, Inc.	3,937	1,860,587
Veeva Systems, Inc. Class A (b)	433	79,581
Ventas, Inc. REIT	2,563	111,106
VeriSign, Inc. (b)	236	49,874
Verisk Analytics, Inc.	498	95,546
Verizon Communications, Inc.	11,590	450,735
Vertex Pharmaceuticals, Inc. (b)	912	287,344
VF Corp.	2,076	47,561
VICI Properties, Inc. REIT	1,612	52,583
Visa, Inc. Class A	7,332	1,653,073
VMware, Inc. Class A (b)	3,531	440,845
Vulcan Materials Co.	173	29,680
W R Berkley Corp.	2,435	151,603
W.W. Grainger, Inc.	542	373,335
Walmart, Inc.	1,022	150,694
Walt Disney Co. (b)	7,662	767,196
Warner Bros Discovery, Inc. (b)	3,275	49,453
Waters Corp. (b)	165	51,089
Wells Fargo & Co.	5,954	222,561

See accompanying notes to financial statements.
49

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Welltower, Inc. REIT	3,355	$ 240,520
West Pharmaceutical Services, Inc.	180	62,365
Westinghouse Air Brake Technologies Corp.	1,310	132,389
Weyerhaeuser Co. REIT	1,958	58,995
Willis Towers Watson PLC	726	168,708
Workday, Inc. Class A (b)	287	59,277
WP Carey, Inc. REIT	746	57,778
Wynn Resorts Ltd. (b)	292	32,678
Xylem, Inc.	5,969	624,954
Yum! Brands, Inc.	1,720	227,178
Zebra Technologies Corp. Class A (b)	164	52,152
Zillow Group, Inc. Class C (b)	639	28,416
Zimmer Biomet Holdings, Inc.	1,258	162,534
Zoetis, Inc.	2,852	474,687
Zoom Video Communications, Inc. Class A (b)	779	57,521
		143,445,403
ZAMBIA — 0.0% (e)
First Quantum Minerals Ltd.	2,666	61,206
TOTAL COMMON STOCKS (Cost $231,704,347)		232,129,039

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 05/11/23) (b) (Cost $0)	45	117
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (h)(i)	1,890,760	1,890,949
State Street Navigator Securities Lending Portfolio II (g)(j)	9,931,119	9,931,119
TOTAL SHORT-TERM INVESTMENTS (Cost $11,822,408)		11,822,068
TOTAL INVESTMENTS — 103.9% (Cost $243,526,755)		243,951,224
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(9,184,797)
NET ASSETS — 100.0%		$ 234,766,427

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $3,375, representing less than 0.05% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at March 31, 2023.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2023.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
50

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index	45	06/16/2023	$2,385,661	$2,482,425	$96,764

During the period ended March 31, 2023, average notional value related to long and short futures contracts were $1,154,445 and $144,211, respectively.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$231,919,439	$206,225	$3,375	$232,129,039
Rights	117	—	—	117
Short-Term Investments	11,822,068	—	—	11,822,068
TOTAL INVESTMENTS	$243,741,624	$206,225	$3,375	$243,951,224
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 96,764	$ —	$ —	$ 96,764
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$243,838,388	$206,225	$3,375	$244,047,988
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2023

% of Net Assets
Information Technology	23.5%
Financials	16.9
Industrials	13.4
Health Care	13.0
Consumer Discretionary	10.1
Communication Services	6.3
Consumer Staples	4.7
Real Estate	4.2
Utilities	3.4
Materials	3.3
Energy	0.1
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
51

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	576	$ 35,027	$ —	$ 1,249	$204	$8,556	562	$ 42,538	$ 717
State Street Institutional Liquid Reserves Fund, Premier Class	291,468	291,527	6,549,473	4,949,869	188	(370)	1,890,760	1,890,949	24,152
State Street Navigator Securities Lending Portfolio II	6,666,602	6,666,602	24,991,011	21,726,494	—	—	9,931,119	9,931,119	20,641
Total		$6,993,156	$31,540,484	$26,677,612	$392	$8,186		$11,864,606	$45,510
See accompanying notes to financial statements.
52

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 5.1%
AngloGold Ashanti Ltd.	34,770	$ 845,415
ANZ Group Holdings Ltd.	216,500	3,324,871
Aristocrat Leisure Ltd.	23,572	587,290
BHP Group Ltd.	338,818	10,717,593
Brambles Ltd.	170,546	1,534,018
Cochlear Ltd.	662	104,942
Coles Group Ltd.	88,497	1,068,061
Commonwealth Bank of Australia	122,945	8,095,909
Endeavour Group Ltd.	111,350	504,884
Flutter Entertainment PLC (a)	8,765	1,596,486
Fortescue Metals Group Ltd.	120,444	1,814,210
Glencore PLC	700,294	4,022,872
Goodman Group REIT	78,637	989,616
Insurance Australia Group Ltd.	259,530	815,217
Lendlease Corp. Ltd. Stapled Security	90,437	437,923
Macquarie Group Ltd.	31,275	3,679,451
Medibank Pvt Ltd.	202,603	455,930
Mineral Resources Ltd.	4,174	225,292
National Australia Bank Ltd.	202,330	3,756,353
Newcrest Mining Ltd.	55,494	997,937
Northern Star Resources Ltd.	43,678	360,109
Origin Energy Ltd.	209,627	1,163,897
Pilbara Minerals Ltd. (b)	96,440	254,487
QBE Insurance Group Ltd.	82,927	810,334
Rio Tinto Ltd.	27,016	2,173,810
Rio Tinto PLC	74,918	5,074,401
Santos Ltd.	170,489	787,877
Scentre Group REIT	198,819	366,187
Sonic Healthcare Ltd.	72,285	1,686,705
South32 Ltd. (c)	152,328	446,380
South32 Ltd. (c)	272,367	797,166
Suncorp Group Ltd.	171,349	1,389,756
Telstra Group Ltd.	300,603	849,608
Transurban Group Stapled Security	197,407	1,878,752
Vicinity Ltd. REIT	435,599	567,439
Wesfarmers Ltd.	88,497	2,978,362
Westpac Banking Corp.	253,442	3,676,630
WiseTech Global Ltd.	5,959	259,976
Woodside Energy Group Ltd.	137,998	3,081,422
Woolworths Group Ltd.	111,350	2,826,456
		77,004,024
AUSTRIA — 0.2%
Erste Group Bank AG	39,495	1,308,735
OMV AG	22,032	1,011,563
Verbund AG	703	61,102
		2,381,400
BELGIUM — 0.6%
Ageas SA	21,507	931,380
Anheuser-Busch InBev SA	50,112	3,339,061
Security Description	Shares	Value
KBC Group NV	21,659	$ 1,489,539
Solvay SA	10,301	1,179,026
UCB SA	14,167	1,268,895
Umicore SA	4,114	139,498
		8,347,399
BRAZIL — 1.5%
Ambev SA ADR	439,902	1,240,524
B3 SA - Brasil Bolsa Balcao	472,440	964,401
Banco Bradesco SA ADR (a)	548,749	1,437,722
Banco do Brasil SA	65,265	503,430
BB Seguridade Participacoes SA	56,678	363,414
CCR SA	34,725	87,664
Centrais Eletricas Brasileiras SA	80,170	526,218
Cia Energetica de Minas Gerais ADR (b)	267,589	599,399
Cia Siderurgica Nacional SA ADR	135,901	417,216
Cosan SA	178,314	530,695
Energisa SA	21,242	168,336
Equatorial Energia SA	70,682	375,837
Gerdau SA ADR	106,783	526,440
Hapvida Participacoes e Investimentos SA (a)(d)	278,548	143,937
Itau Unibanco Holding SA Preference Shares ADR	422,717	2,058,632
Klabin SA	14,751	52,630
Localiza Rent a Car SA	41,937	441,682
Lojas Renner SA	148,250	484,493
Magazine Luiza SA (a)	352,412	230,064
Natura & Co. Holding SA	90,042	234,417
Petro Rio SA (a)	36,225	222,841
Petroleo Brasileiro SA Preference Shares ADR (b)	260,851	2,420,697
Raia Drogasil SA	157,490	759,456
Rumo SA	51,993	193,298
Suzano SA	45,003	369,237
TOTVS SA	17,880	99,305
Vale SA ADR	235,716	3,719,598
Vale SA	10,013	158,561
Vibra Energia SA	34,260	97,369
WEG SA	94,602	756,592
Wheaton Precious Metals Corp.	31,097	1,495,625
Yara International ASA	19,134	829,260
		22,508,990
CANADA — 7.4%
Agnico Eagle Mines Ltd.	25,791	1,313,038
Algonquin Power & Utilities Corp. (b)	5,872	49,203
Alimentation Couche-Tard, Inc. (b)	44,485	2,233,536
Bank of Montreal	56,385	5,015,426
Bank of Nova Scotia (b)	83,010	4,175,188

See accompanying notes to financial statements.
53

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Barrick Gold Corp.	124,674	$ 2,311,354
Brookfield Asset Management Ltd. Class A (b)	24,179	790,929
Brookfield Corp.	96,730	3,147,022
CAE, Inc. (a)(b)	37,014	835,813
Cameco Corp.	36,863	963,965
Canadian Apartment Properties REIT	2,487	87,124
Canadian Imperial Bank of Commerce (b)	65,567	2,776,551
Canadian National Railway Co.	51,681	6,089,754
Canadian Natural Resources Ltd. (b)	88,546	4,893,306
Canadian Pacific Railway Ltd. (b)	58,520	4,500,075
Canadian Tire Corp. Ltd. Class A (b)	10,148	1,322,498
Cenovus Energy, Inc.	82,624	1,439,594
CGI, Inc. (a)(b)	11,510	1,107,753
Constellation Software, Inc.	1,329	2,495,193
Dollarama, Inc. (b)	18,001	1,074,327
Enbridge, Inc.	100,915	3,842,428
Fairfax Financial Holdings Ltd.	1,203	798,975
FirstService Corp. (b)	1,744	245,398
Franco-Nevada Corp.	12,762	1,858,923
George Weston Ltd.	4,996	661,162
GFL Environmental, Inc. (b)	1,672	57,572
Gildan Activewear, Inc. (b)	27,556	914,224
IGM Financial, Inc. (b)	18,991	566,776
Imperial Oil Ltd.	37,608	1,909,926
Intact Financial Corp.	416	59,454
Kinross Gold Corp. (b)	112,801	530,103
Loblaw Cos. Ltd.	25,471	2,318,146
Magna International, Inc.	16,179	865,406
Manulife Financial Corp.	131,091	2,402,229
National Bank of Canada (b)	40,089	2,863,563
Nutrien Ltd. (b)	40,619	2,995,664
Nuvei Corp. (a)(b)(d)	4,250	184,904
Onex Corp.	6,540	305,314
Open Text Corp. (b)	18,991	731,519
Pan American Silver Corp. (b)	10,580	192,783
Parkland Corp. (b)	1,695	40,579
Pembina Pipeline Corp.	8,135	263,162
Restaurant Brands International, Inc. (b)	16,177	1,084,523
Ritchie Bros Auctioneers, Inc. (b)	224	12,586
Rogers Communications, Inc. Class B	44,422	2,056,079
Royal Bank of Canada	104,875	10,015,956
Shaw Communications, Inc. Class B (b)	49,113	1,467,565
Shopify, Inc. Class A (a)(b)	70,624	3,381,561
Sun Life Financial, Inc. (b)	52,895	2,467,795
Security Description	Shares	Value
Suncor Energy, Inc.	111,646	$ 3,461,533
TC Energy Corp.	58,204	2,260,896
Teck Resources Ltd. Class B	39,933	1,456,160
TELUS Corp. (c)	71,263	1,412,780
TELUS Corp. (a)(c)	2,014	39,927
Thomson Reuters Corp. (b)	25,710	3,340,486
Toronto-Dominion Bank (b)	135,711	8,117,490
		111,805,196
CHILE — 0.1%
Banco Santander Chile	660,595	29,453
Cia Sud Americana de Vapores SA	521,495	52,135
Enel Americas SA	553,895	73,352
Enel Chile SA ADR (b)	261,004	704,711
Sociedad Quimica y Minera de Chile SA ADR	12,898	1,045,512
		1,905,163
CHINA — 9.3%
360 DigiTech, Inc. ADR	6,662	129,243
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	23,100	95,699
3SBio, Inc. (d)	218,000	217,168
AAC Technologies Holdings, Inc. (a)(b)	75,000	184,969
AECC Aero-Engine Control Co. Ltd. Class A	43,600	154,660
AECC Aviation Power Co. Ltd. Class A	28,100	176,564
Agricultural Bank of China Ltd. Class H	2,034,000	754,010
Air China Ltd. Class A (a)	31,800	49,548
Air China Ltd. Class H (a)(b)	216,000	193,163
Airtac International Group	17,789	692,338
Alibaba Group Holding Ltd. ADR (a)	5,871	599,899
Alibaba Group Holding Ltd. (a)	875,900	11,202,665
Alibaba Health Information Technology Ltd. (a)(b)	304,000	219,966
Aluminum Corp. of China Ltd. Class A	141,100	113,418
Anhui Conch Cement Co. Ltd. Class H	33,500	116,077
Anhui Gujing Distillery Co. Ltd. Class B	12,900	230,230
Anhui Honglu Steel Construction Group Co. Ltd. Class A	18,120	87,364
Anjoy Foods Group Co. Ltd. Class A	11,000	262,102
ANTA Sports Products Ltd.	62,600	909,101
Asymchem Laboratories Tianjin Co. Ltd. Class A	11,620	225,605
Autohome, Inc. ADR	5,700	190,779

See accompanying notes to financial statements.
54

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
AviChina Industry & Technology Co. Ltd. Class H	548,000	$ 287,615
AVICOPTER PLC Class A	18,800	115,828
Baidu, Inc. Class A (a)	152,264	2,884,306
Bank of Chengdu Co. Ltd. Class A	69,800	137,825
Bank of China Ltd. Class H	5,576,436	2,138,239
Bank of Communications Co. Ltd. Class H	1,104,710	695,198
Bank of Ningbo Co. Ltd. Class A	14,100	56,073
BeiGene Ltd. (a)	38,371	632,515
Beijing Enterprises Water Group Ltd.	332,000	82,895
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	4,400	49,310
Bilibili, Inc. Class Z (a)	11,842	286,020
BOC Hong Kong Holdings Ltd.	165,500	515,478
BTG Hotels Group Co. Ltd. Class A	16,300	55,399
BYD Co. Ltd. Class A	12,100	451,100
BYD Co. Ltd. Class H	49,000	1,434,430
BYD Electronic International Co. Ltd.	42,000	130,549
Canmax Technologies Co. Ltd. Class A	3,600	26,835
CGN Power Co. Ltd. Class H (d)	656,400	157,203
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	2,400	57,070
Chengxin Lithium Group Co. Ltd. Class A	6,200	31,175
China Baoan Group Co. Ltd. Class A	35,800	59,273
China CITIC Bank Corp. Ltd. Class H	531,000	267,193
China Conch Venture Holdings Ltd.	42,500	74,172
China Construction Bank Corp. Class A	69,500	60,115
China Construction Bank Corp. Class H	4,970,720	3,223,073
China Eastern Airlines Corp. Ltd. Class A (a)	303,400	227,529
China Everbright Bank Co. Ltd. Class H	36,000	10,915
China Everbright Environment Group Ltd.	149,628	64,236
China Evergrande Group (a)(b)(e)	360,000	18,917
China Feihe Ltd. (d)	136,000	102,044
China Galaxy Securities Co. Ltd. Class H	189,500	95,354
China Gas Holdings Ltd.	120,800	170,198
Security Description	Shares	Value
China Greatwall Technology Group Co. Ltd. Class A	71,600	$ 129,077
China Hongqiao Group Ltd.	6,500	6,227
China Jinmao Holdings Group Ltd.	275,048	53,608
China Life Insurance Co. Ltd. Class H	559,000	918,617
China Literature Ltd. (a)(b)(d)	40,600	209,466
China Longyuan Power Group Corp. Ltd. Class H	175,000	199,969
China Medical System Holdings Ltd.	34,000	53,707
China Meidong Auto Holdings Ltd. (b)	72,000	155,374
China Mengniu Dairy Co. Ltd. (a)	359,000	1,472,595
China Merchants Bank Co. Ltd. Class H	407,014	2,079,155
China Merchants Port Holdings Co. Ltd.	405,796	622,397
China Minsheng Banking Corp. Ltd. Class H (b)	336,200	115,208
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	19,700	74,844
China Oilfield Services Ltd. Class H	298,000	305,594
China Overseas Land & Investment Ltd.	314,000	758,405
China Overseas Property Holdings Ltd.	195,000	238,224
China Pacific Insurance Group Co. Ltd. Class H	185,200	491,904
China Petroleum & Chemical Corp. Class H	2,253,800	1,332,191
China Power International Development Ltd.	250,000	99,364
China Railway Group Ltd. Class H	206,000	125,700
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	13,400	65,895
China Resources Beer Holdings Co. Ltd.	189,670	1,522,202
China Resources Gas Group Ltd.	34,700	127,971
China Resources Land Ltd.	164,000	747,928
China Resources Mixc Lifestyle Services Ltd. (d)	39,400	207,040
China Resources Power Holdings Co. Ltd.	140,000	298,193
China Ruyi Holdings Ltd. (a)(b)	372,000	97,147
China Shenhua Energy Co. Ltd. Class H	251,500	791,349
China Southern Airlines Co. Ltd. Class A (a)	192,100	220,149

See accompanying notes to financial statements.
55

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
China Southern Airlines Co. Ltd. Class H (a)(b)	220,000	$ 156,944
China Taiping Insurance Holdings Co. Ltd.	134,400	142,790
China Tourism Group Duty Free Corp. Ltd. Class A	9,300	248,152
China Traditional Chinese Medicine Holdings Co. Ltd.	330,000	172,778
China Vanke Co. Ltd. Class H	75,400	118,912
China Yangtze Power Co. Ltd. Class A	132,600	410,314
Chinasoft International Ltd. (a)	182,000	115,229
Chongqing Brewery Co. Ltd. Class A	23,255	423,292
Chongqing Changan Automobile Co. Ltd. Class A	26,100	45,303
Chongqing Zhifei Biological Products Co. Ltd. Class A	6,400	76,355
CITIC Ltd.	386,000	451,402
CITIC Securities Co. Ltd. Class H	108,225	231,065
Contemporary Amperex Technology Co. Ltd. Class A	9,400	555,804
COSCO SHIPPING Holdings Co. Ltd. Class A	99,520	159,845
COSCO SHIPPING Holdings Co. Ltd. Class H	109,149	122,776
COSCO SHIPPING Ports Ltd.	496,015	331,100
Country Garden Holdings Co. Ltd. (b)	719,248	202,490
Country Garden Services Holdings Co. Ltd.	144,000	249,112
CSPC Pharmaceutical Group Ltd.	642,800	632,159
Daan Gene Co. Ltd. Class A	8,420	19,752
Daqo New Energy Corp. ADR (a)	4,348	203,660
DaShenLin Pharmaceutical Group Co. Ltd. Class A	35,028	189,899
Dongyue Group Ltd.	104,000	107,313
East Buy Holding Ltd. (a)(b)(d)	24,500	105,647
Ecovacs Robotics Co. Ltd. Class A	7,000	84,196
ENN Energy Holdings Ltd.	43,600	597,629
ESR Group Ltd. (d)	107,400	192,637
Eve Energy Co. Ltd. Class A	12,100	122,810
FAW Jiefang Group Co. Ltd. Class A	52,000	62,849
Flat Glass Group Co. Ltd. Class H (b)	31,000	88,854
Foshan Haitian Flavouring & Food Co. Ltd. Class A	12,140	135,307
Fosun International Ltd.	72,500	53,198
Security Description	Shares	Value
Fuyao Glass Industry Group Co. Ltd. Class A	5,500	$ 27,839
Ganfeng Lithium Group Co. Ltd. Class A	9,940	96,211
Ganfeng Lithium Group Co. Ltd. Class H (d)	17,080	106,180
Gaona Aero Material Co. Ltd. Class A	15,300	83,860
G-bits Network Technology Xiamen Co. Ltd. Class A	4,700	326,296
GCL Technology Holdings Ltd. (a)	1,052,000	272,048
GDS Holdings Ltd. Class A (a)	60,148	145,582
Geely Automobile Holdings Ltd.	488,000	627,877
Genscript Biotech Corp. (a)	152,000	325,301
GF Securities Co. Ltd. Class H	134,800	190,954
Ginlong Technologies Co. Ltd. Class A (a)	2,400	46,684
GoerTek, Inc. Class A	93,200	290,431
Great Wall Motor Co. Ltd. Class H (b)	242,500	299,343
Guangdong Kinlong Hardware Products Co. Ltd. Class A	4,000	46,836
Guangzhou Automobile Group Co. Ltd. Class A	33,300	54,019
Guangzhou Automobile Group Co. Ltd. Class H	179,600	113,252
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	29,300	375,887
Guangzhou Tinci Materials Technology Co. Ltd. Class A	15,500	94,707
H World Group Ltd. ADR	12,291	602,013
Haidilao International Holding Ltd. (a)(b)(d)	129,000	349,206
Haier Smart Home Co. Ltd. Class H	173,200	544,977
Haitong Securities Co. Ltd. Class H	150,400	93,881
Hangzhou First Applied Material Co. Ltd. Class A	8,680	74,258
Hangzhou Robam Appliances Co. Ltd. Class A	16,000	66,075
Hangzhou Silan Microelectronics Co. Ltd. Class A	14,300	77,067
Hangzhou Tigermed Consulting Co. Ltd. Class A	17,000	236,930
Hengan International Group Co. Ltd.	64,000	295,951
Hoshine Silicon Industry Co. Ltd. Class A	3,800	45,933

See accompanying notes to financial statements.
56

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hua Hong Semiconductor Ltd. (a)(b)(d)	28,000	$ 123,950
Huadian Power International Corp. Ltd. Class A	275,100	231,944
Hualan Biological Engineering, Inc. Class A	57,520	182,846
Huaneng Power International, Inc. Class H (a)(b)	874,000	458,714
Huatai Securities Co. Ltd. Class H (d)	144,400	165,003
Huaxi Securities Co. Ltd. Class A	14,400	17,257
Hubei Feilihua Quartz Glass Co. Ltd. Class A	7,300	46,666
Humanwell Healthcare Group Co. Ltd. Class A	1,800	7,019
Hygeia Healthcare Holdings Co. Ltd. (a)(b)(d)	35,000	248,791
Iflytek Co. Ltd. Class A	10,000	92,729
Industrial & Commercial Bank of China Ltd. Class H	4,608,045	2,453,726
Ingenic Semiconductor Co. Ltd. Class A	5,900	76,472
Innovent Biologics, Inc. (a)(d)	99,000	443,296
iQIYI, Inc. ADR (a)	40,756	296,704
JA Solar Technology Co. Ltd. Class A	14,180	118,399
Jafron Biomedical Co. Ltd. Class A	27,380	121,006
Jason Furniture Hangzhou Co. Ltd. Class A	11,100	65,592
JD Health International, Inc. (a)(d)	65,350	486,174
JD.com, Inc. Class A	131,152	2,873,667
Jiangsu Eastern Shenghong Co. Ltd. Class A	18,000	35,700
Jiangsu Expressway Co. Ltd. Class H	14,000	13,055
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	52,071
Jiangsu King's Luck Brewery JSC Ltd. Class A	22,400	211,530
JiuGui Liquor Co. Ltd. Class A	2,900	54,615
Jiumaojiu International Holdings Ltd. (b)(d)	113,000	268,899
Joinn Laboratories China Co. Ltd. Class A	9,800	74,721
Jointown Pharmaceutical Group Co. Ltd. Class A	130,500	283,906
JOYY, Inc. ADR	4,922	153,468
Juneyao Airlines Co. Ltd. Class A (a)	47,800	125,150
Kanzhun Ltd. ADR (a)	12,209	232,337
KE Holdings, Inc. ADR (a)	41,772	786,985
Kingdee International Software Group Co. Ltd. (a)	211,000	341,903
Security Description	Shares	Value
Kingsoft Corp. Ltd.	121,000	$ 595,755
Kuaishou Technology (a)(d)	110,000	847,075
Kuang-Chi Technologies Co. Ltd. Class A	103,300	249,101
Kweichow Moutai Co. Ltd. Class A	5,245	1,390,051
Lenovo Group Ltd.	424,000	459,111
Lens Technology Co. Ltd. Class A	12,600	24,788
Li Auto, Inc. Class A (a)	71,420	891,618
Li Ning Co. Ltd.	137,000	1,080,300
Lingyi iTech Guangdong Co. Class A (a)	99,100	89,182
Longfor Group Holdings Ltd. (d)	99,000	279,346
LONGi Green Energy Technology Co. Ltd. Class A	24,792	145,886
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	1,870	12,390
Luxshare Precision Industry Co. Ltd. Class A	57,118	252,100
Luzhou Laojiao Co. Ltd. Class A	6,200	230,032
Mango Excellent Media Co. Ltd. Class A	39,300	213,116
Maxscend Microelectronics Co. Ltd. Class A	5,440	98,545
Meituan Class B (a)(d)	311,500	5,694,336
Microport Scientific Corp. (a)	81,141	190,812
Muyuan Foods Co. Ltd. Class A	28,762	205,224
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	60,407	143,380
NAURA Technology Group Co. Ltd. Class A	11,700	452,936
NetEase, Inc.	122,775	2,158,351
New China Life Insurance Co. Ltd. Class H	72,800	173,052
New Hope Liuhe Co. Ltd. Class A (a)	51,400	99,023
New Oriental Education & Technology Group, Inc. (a)	115,790	451,363
NIO, Inc. ADR (a)	88,131	926,257
Nongfu Spring Co. Ltd. Class H (d)	73,400	422,170
North Industries Group Red Arrow Co. Ltd. Class A	14,600	48,558
Ovctek China, Inc. Class A	50,469	243,405
PDD Holdings, Inc. ADR (a)	31,523	2,392,596
Perfect World Co. Ltd. Class A	43,350	107,439
PetroChina Co. Ltd. Class H	1,352,000	800,871
Pharmaron Beijing Co. Ltd. Class A	10,200	72,735

See accompanying notes to financial statements.
57

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Pharmaron Beijing Co. Ltd. Class H (d)	10,650	$ 44,703
PICC Property & Casualty Co. Ltd. Class H	617,415	630,003
Ping An Healthcare & Technology Co. Ltd. (a)(b)(d)	32,100	81,211
Ping An Insurance Group Co. of China Ltd. Class A	38,600	256,310
Ping An Insurance Group Co. of China Ltd. Class H	361,000	2,349,964
Prosus NV (a)	57,983	4,531,905
Raytron Technology Co. Ltd. Class A	15,181	108,099
SAIC Motor Corp. Ltd. Class A	18,500	38,685
Sangfor Technologies, Inc. Class A	10,100	217,610
SF Holding Co. Ltd. Class A	6,800	54,837
SG Micro Corp. Class A	2,400	54,240
Shandong Gold Mining Co. Ltd. Class A	75,841	243,405
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	250,400	400,005
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	44,616	265,787
Shanghai Baosight Software Co. Ltd. Class A	56,358	477,631
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,700	41,034
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	22,000	62,497
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	6,013	57,317
Shanghai Jinjiang International Hotels Co. Ltd. Class A	17,613	161,349
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	467,589	361,446
Shanghai M&G Stationery, Inc. Class A	17,000	121,547
Shanghai Medicilon, Inc. Class A	2,191	49,784
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	30,000	55,949
Shanghai RAAS Blood Products Co. Ltd. Class A	121,500	113,763
Shanxi Meijin Energy Co. Ltd. Class A	188,600	252,115
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	14,200	563,261
Shenghe Resources Holding Co. Ltd. Class A	13,400	27,611
Security Description	Shares	Value
Shengyi Technology Co. Ltd. Class A	47,000	$ 126,341
Shennan Circuits Co. Ltd. Class A	8,680	116,689
Shenzhen Capchem Technology Co. Ltd. Class A	5,760	40,923
Shenzhen Energy Group Co. Ltd. Class A	266,740	237,325
Shenzhen Kangtai Biological Products Co. Ltd. Class A	29,301	135,000
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	222,413
Shenzhen Overseas Chinese Town Co. Ltd. Class A	57,600	40,512
Shenzhen SC New Energy Technology Corp. Class A	11,500	191,658
Shenzhen Senior Technology Material Co. Ltd. Class A	11,537	32,323
Shenzhou International Group Holdings Ltd.	42,700	448,217
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	9,100	38,574
Sichuan Chuantou Energy Co. Ltd. Class A	160,970	309,878
Silergy Corp.	22,000	346,465
Sinopharm Group Co. Ltd. Class H	60,000	181,530
Skshu Paint Co. Ltd. Class A (a)	6,600	111,879
Smoore International Holdings Ltd. (b)(d)	120,000	154,090
Songcheng Performance Development Co. Ltd. Class A	29,900	70,839
StarPower Semiconductor Ltd. Class A	1,400	55,971
Sunac China Holdings Ltd. (a)(b)(e)	206,300	30,091
Sungrow Power Supply Co. Ltd. Class A	7,000	106,886
Sunny Optical Technology Group Co. Ltd.	51,800	626,553
TAL Education Group ADR (a)	39,503	253,214
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	12,400	87,502
Tencent Holdings Ltd.	387,600	19,049,304
Tencent Music Entertainment Group ADR (a)	52,493	434,642
Thunder Software Technology Co. Ltd. Class A	7,100	112,021
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	10,800	48,627

See accompanying notes to financial statements.
58

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Tianqi Lithium Corp. Class A (a)	4,200	$ 46,188
Tingyi Cayman Islands Holding Corp.	302,000	503,208
Tongcheng Travel Holdings Ltd. (a)	121,600	264,579
Tongwei Co. Ltd. Class A	15,700	88,956
Topchoice Medical Corp. Class A (a)	4,600	86,597
TravelSky Technology Ltd. Class H	56,000	104,582
Trina Solar Co. Ltd. Class A	6,445	48,887
Trip.com Group Ltd. ADR (a)	33,475	1,261,003
Tsingtao Brewery Co. Ltd. Class H	60,000	655,036
Vipshop Holdings Ltd. ADR (a)	40,438	613,849
Walvax Biotechnology Co. Ltd. Class A	61,398	308,362
Want Want China Holdings Ltd.	151,000	97,141
Weibo Corp. ADR (a)	6,429	128,966
Weichai Power Co. Ltd. Class A	61,800	113,480
Wens Foodstuffs Group Co. Ltd. Class A	17,280	51,508
Will Semiconductor Co. Ltd. Shanghai Class A	8,100	107,453
Wuhan Guide Infrared Co. Ltd. Class A	122,884	216,339
Wuliangye Yibin Co. Ltd. Class A	17,000	487,673
WuXi AppTec Co. Ltd. Class A	24,402	282,492
WuXi AppTec Co. Ltd. Class H (d)	6,300	65,970
Wuxi Biologics Cayman, Inc. (a)(d)	222,000	1,374,429
Wuxi Shangji Automation Co. Ltd. Class A	4,760	70,777
Xiaomi Corp. Class B (a)(d)	841,600	1,297,252
Xinyi Solar Holdings Ltd.	286,961	343,990
XPeng, Inc. Class A, ADR (a)	5,100	56,661
XPeng, Inc. Class A (a)(b)	45,712	254,766
Yadea Group Holdings Ltd. (d)	92,000	237,326
Yankuang Energy Group Co. Ltd. Class H (b)	200,000	715,928
Yealink Network Technology Corp. Ltd. Class A	21,350	236,310
Yifeng Pharmacy Chain Co. Ltd. Class A	15,022	126,479
Yihai International Holding Ltd. (a)(b)	56,000	164,434
Yonyou Network Technology Co. Ltd. Class A	19,630	71,891
Youngor Group Co. Ltd. Class A	127,160	120,729
Security Description	Shares	Value
Yum China Holdings, Inc.	25,151	$ 1,594,322
Yunda Holding Co. Ltd. Class A	11,570	19,931
Yunnan Energy New Material Co. Ltd. Class A	3,400	56,352
Zai Lab Ltd. ADR (a)	5,633	187,354
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	49,976
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	77,010
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	14,200	98,426
Zhejiang Yongtai Technology Co. Ltd. Class A	12,100	36,860
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(d)	30,700	96,794
Zhongsheng Group Holdings Ltd.	24,500	120,784
Zhuzhou CRRC Times Electric Co. Ltd.	73,800	321,056
Zijin Mining Group Co. Ltd. Class H	854,000	1,427,331
ZTE Corp. Class H	64,200	188,103
ZTO Express Cayman, Inc. ADR	22,974	658,435
		140,994,030
COLOMBIA — 0.1%
Bancolombia SA ADR	31,246	785,212
DENMARK — 2.0%
AP Moller - Maersk AS Class B	760	1,379,440
Chr Hansen Holding AS	2,009	152,656
Coloplast AS Class B	4,564	600,275
Danske Bank AS (a)	60,258	1,212,797
DSV AS	19,951	3,859,813
Genmab AS (a)	5,137	1,939,706
Novo Nordisk AS Class B	109,947	17,411,155
Novozymes AS Class B	13,974	715,152
Orsted AS (d)	7,450	633,895
Pandora AS	8,437	806,471
Vestas Wind Systems AS	79,219	2,299,200
		31,010,560
EGYPT — 0.1%
Commercial International Bank Egypt SAE	430,871	713,595
FINLAND — 0.8%
Elisa Oyj	10,129	611,418
Fortum Oyj (a)	12,944	198,499
Kone Oyj Class B	30,009	1,564,957
Neste Oyj	27,134	1,339,264
Nokia Oyj (c)	201,513	988,596
Nokia Oyj (c)	106,771	522,818

See accompanying notes to financial statements.
59

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Nordea Bank Abp (b)(c)	208,462	$ 2,224,227
Nordea Bank Abp (c)	3,207	34,296
Sampo Oyj Class A	31,700	1,497,471
Stora Enso Oyj Class R	66,838	869,941
UPM-Kymmene Oyj (a)	57,911	1,947,294
Wartsila OYJ Abp	31,529	297,605
		12,096,386
FRANCE — 7.0%
Accor SA (a)	23,873	777,326
Adevinta ASA (a)	13,617	96,539
Air Liquide SA	41,985	7,033,771
Airbus SE	38,459	5,151,104
Alstom SA (b)	26,870	732,158
AXA SA	122,586	3,751,115
BioMerieux	654	68,922
BNP Paribas SA	72,088	4,324,047
Bouygues SA	21,330	720,479
Capgemini SE	14,961	2,775,435
Carrefour SA	67,550	1,367,250
Cie de Saint-Gobain	34,383	1,954,435
Cie Generale des Etablissements Michelin SCA	46,449	1,420,324
Credit Agricole SA	60,936	688,388
Danone SA	47,629	2,965,593
Dassault Systemes SE	43,609	1,794,479
Edenred	12,061	714,674
Engie SA (b)	89,276	1,413,589
EssilorLuxottica SA	20,573	3,710,355
Hermes International	1,004	2,033,243
Kering SA	5,894	3,842,121
Klepierre SA REIT (b)	10,065	227,997
La Francaise des Jeux SAEM (d)	357	14,890
Legrand SA	19,104	1,745,126
L'Oreal SA	18,596	8,308,740
LVMH Moet Hennessy Louis Vuitton SE	18,824	17,269,106
Orange SA	145,470	1,730,918
Pernod Ricard SA	17,623	3,995,876
Publicis Groupe SA	26,350	2,054,915
Renault SA (a)	6,574	268,551
Safran SA	21,596	3,203,634
Sartorius Stedim Biotech	981	300,558
Societe Generale SA	37,821	854,069
Sodexo SA	12,045	1,178,551
Teleperformance	1,449	349,015
TotalEnergies SE	165,260	9,760,159
Unibail-Rodamco-Westfield CDI (a)	48,464	129,835
Unibail-Rodamco-Westfield REIT (a)	392	21,032
Unibail-Rodamco-Westfield REIT (a)(b)	5,929	318,117
Valeo SA	16,319	335,270
Veolia Environnement SA (b)	48,598	1,499,500
Security Description	Shares	Value
Vinci SA	38,772	$ 4,453,332
Vivendi SE	89,192	901,195
Worldline SA (a)(d)	7,787	330,878
		106,586,611
GERMANY — 5.5%
adidas AG	14,119	2,496,978
Allianz SE	28,043	6,483,445
BASF SE	64,361	3,381,573
Bayer AG	68,132	4,346,572
Bayerische Motoren Werke AG	24,582	2,695,816
Commerzbank AG (a)	51,285	540,582
Continental AG	6,665	499,063
Covestro AG (d)	11,884	492,311
Daimler Truck Holding AG (a)	29,160	985,592
Deutsche Bank AG	126,084	1,281,622
Deutsche Boerse AG	16,946	3,303,850
Deutsche Lufthansa AG (a)	52,146	581,270
Deutsche Post AG	86,342	4,042,112
Deutsche Telekom AG	257,345	6,248,891
E.ON SE	164,433	2,054,455
Fresenius Medical Care AG & Co. KGaA	19,289	819,400
Fresenius SE & Co. KGaA	29,445	794,964
HelloFresh SE (a)	10,698	254,657
Henkel AG & Co. KGaA Preference Shares	7,281	570,026
Infineon Technologies AG	55,560	2,274,484
Mercedes-Benz Group AG	54,830	4,216,368
Merck KGaA	12,149	2,264,337
MTU Aero Engines AG	1,368	342,732
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,745	4,465,594
Porsche Automobil Holding SE Preference Shares	10,533	605,594
Puma SE	5,818	359,410
Rheinmetall AG	1,665	494,926
RWE AG	42,427	1,827,198
SAP SE	74,320	9,371,260
Sartorius AG Preference Shares	1,768	743,366
Scout24 SE (d)	1,575	93,600
Siemens AG	56,874	9,222,888
Siemens Energy AG (a)	29,511	648,939
Siemens Healthineers AG (d)	18,654	1,074,537
Symrise AG	8,864	964,955
United Internet AG	2,984	51,450
Volkswagen AG	4,234	726,805
Volkswagen AG Preference Shares	9,462	1,291,578
Vonovia SE	36,593	689,377
Zalando SE (a)(d)	6,948	290,925
		83,893,502

See accompanying notes to financial statements.
60

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,734	$ 40,070
JUMBO SA	29,575	626,569
OPAP SA (a)	52,038	836,178
		1,502,817
HONG KONG — 1.7%
AIA Group Ltd.	786,400	8,279,793
China Common Rich Renewable Energy Investments Ltd. (a)(b)(e)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (a)(e)	1,418,000	—
CK Asset Holdings Ltd.	105,832	642,411
CLP Holdings Ltd.	94,000	678,960
Futu Holdings Ltd. ADR (a)(b)	3,656	189,563
Hang Lung Properties Ltd.	337,000	630,215
Hang Seng Bank Ltd.	53,600	762,695
Henderson Land Development Co. Ltd.	223,317	772,369
Hong Kong & China Gas Co. Ltd.	731,057	643,520
Hong Kong Exchanges & Clearing Ltd.	86,340	3,829,781
Jardine Matheson Holdings Ltd.	3,800	184,566
Link REIT	316,082	2,033,407
New World Development Co. Ltd.	151,601	406,525
Prudential PLC	132,776	1,809,163
Sino Biopharmaceutical Ltd.	1,285,500	720,540
Sun Hung Kai Properties Ltd.	110,685	1,551,010
Swire Pacific Ltd. Class A	75,006	576,164
Techtronic Industries Co. Ltd.	113,500	1,226,820
Vinda International Holdings Ltd.	39,000	94,296
WH Group Ltd. (d)	255,205	152,149
Wharf Real Estate Investment Co. Ltd.	18,000	103,415
		25,287,362
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	80,427	589,042
OTP Bank Nyrt	23,629	673,735
		1,262,777
INDIA — 3.6%
ACC Ltd.	14,298	290,057
Adani Enterprises Ltd.	19,087	406,544
Adani Green Energy Ltd. (a)	31,972	342,800
Adani Ports & Special Economic Zone Ltd.	53,461	411,061
Adani Power Ltd. (a)	38,273	89,230
Adani Total Gas Ltd.	20,093	212,158
Adani Transmission Ltd. (a)	22,484	271,685
Ambuja Cements Ltd.	137,833	613,085
Security Description	Shares	Value
Apollo Hospitals Enterprise Ltd.	7,104	$ 372,642
Asian Paints Ltd.	19,228	646,135
Aurobindo Pharma Ltd.	30,957	195,161
Avenue Supermarts Ltd. (a)(d)	7,268	300,780
Axis Bank Ltd.	151,773	1,585,461
Bajaj Auto Ltd.	6,302	297,894
Bajaj Finance Ltd.	12,213	834,696
Bajaj Finserv Ltd.	31,365	483,360
Balkrishna Industries Ltd.	4,981	118,275
Bandhan Bank Ltd. (a)(d)	55,015	131,040
Bharat Electronics Ltd.	390,538	463,566
Bharat Forge Ltd.	11,574	108,505
Bharat Petroleum Corp. Ltd.	80,663	337,934
Bharti Airtel Ltd.	150,428	1,370,980
Cholamandalam Investment & Finance Co. Ltd.	51,898	480,759
Cipla Ltd.	19,573	214,468
Dabur India Ltd.	65,085	431,537
Divi's Laboratories Ltd.	8,394	288,373
DLF Ltd.	79,407	344,653
Dr Reddy's Laboratories Ltd. ADR	18,970	1,079,962
Eicher Motors Ltd.	10,577	379,521
Godrej Consumer Products Ltd. (a)	42,140	496,430
HCL Technologies Ltd.	86,317	1,139,848
HDFC Life Insurance Co. Ltd. (d)	64,698	392,994
Hero MotoCorp Ltd.	1,783	50,927
Hindalco Industries Ltd.	118,642	585,180
Hindustan Petroleum Corp. Ltd.	68,719	198,006
Hindustan Unilever Ltd.	75,762	2,360,323
Housing Development Finance Corp. Ltd.	93,957	3,001,662
ICICI Bank Ltd. ADR	156,641	3,380,313
ICICI Lombard General Insurance Co. Ltd. (d)	23,017	299,537
Indian Oil Corp. Ltd.	211,418	200,401
Indraprastha Gas Ltd.	14,528	75,784
Indus Towers Ltd.	73,897	128,583
Info Edge India Ltd.	8,768	397,263
Infosys Ltd. ADR (b)	260,066	4,535,551
InterGlobe Aviation Ltd. (a)(d)	5,372	124,893
ITC Ltd.	201,692	941,184
JSW Steel Ltd.	58,161	486,972
Jubilant Foodworks Ltd.	58,617	313,903
Kotak Mahindra Bank Ltd.	33,673	710,008
Larsen & Toubro Ltd.	11,924	314,008
LTIMindtree Ltd. (d)	10,037	581,299
Lupin Ltd.	24,584	193,962
Mahindra & Mahindra Ltd. GDR	52,193	730,702
Marico Ltd.	102,548	598,698
Maruti Suzuki India Ltd.	4,783	482,601

See accompanying notes to financial statements.
61

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Muthoot Finance Ltd.	16,530	$ 197,105
Nestle India Ltd.	4,467	1,071,031
Petronet LNG Ltd.	159,026	442,833
PI Industries Ltd.	6,518	240,329
Power Grid Corp. of India Ltd.	157,081	431,396
Reliance Industries Ltd. GDR (d)	107,231	6,042,467
Samvardhana Motherson International Ltd.	107,403	87,692
SBI Life Insurance Co. Ltd. (d)	36,839	493,577
Shree Cement Ltd.	2,160	688,271
Shriram Finance Ltd.	32,772	502,212
State Bank of India	118,796	757,088
Sun Pharmaceutical Industries Ltd.	60,262	720,878
Tata Consultancy Services Ltd.	54,948	2,143,495
Tata Consumer Products Ltd.	36,173	312,004
Tata Power Co. Ltd.	79,079	183,066
Tata Steel Ltd.	420,845	535,130
Tech Mahindra Ltd.	44,264	593,463
Titan Co. Ltd.	4,435	135,717
Torrent Pharmaceuticals Ltd.	2,314	43,281
Trent Ltd.	12,373	207,006
Tube Investments of India Ltd.	3,218	99,717
UltraTech Cement Ltd.	7,210	668,703
United Spirits Ltd. (a)	55,565	511,347
UPL Ltd.	46,151	403,009
Vedanta Ltd.	45,794	152,930
Wipro Ltd.	91,713	407,607
Yes Bank Ltd. (a)	895,764	164,040
Zomato Ltd. (a)	107,835	66,919
		54,125,667
INDONESIA — 0.5%
Adaro Energy Indonesia Tbk PT	1,262,600	244,192
Astra International Tbk PT	1,939,800	776,205
Bank Central Asia Tbk PT	3,325,400	1,940,528
Bank Mandiri Persero Tbk PT	1,580,300	1,088,172
Bank Rakyat Indonesia Persero Tbk PT	5,776,176	1,822,089
Barito Pacific Tbk PT	538,047	29,604
Charoen Pokphand Indonesia Tbk PT	1,193,000	397,017
Indah Kiat Pulp & Paper Tbk PT	154,800	77,428
Merdeka Copper Gold Tbk PT (a)	484,753	135,457
Telkom Indonesia Persero Tbk PT	4,812,700	1,303,115
United Tractors Tbk PT	213,000	413,372
		8,227,179
Security Description	Shares	Value
IRELAND — 0.4%
Bank of Ireland Group PLC	27,106	$ 274,585
CRH PLC	61,882	3,124,593
Kerry Group PLC Class A	16,705	1,666,818
Kingspan Group PLC	1,700	116,433
Smurfit Kappa Group PLC	17,406	630,295
		5,812,724
ISRAEL — 0.4%
Bank Hapoalim BM	194,756	1,609,152
Bank Leumi Le-Israel BM	217,316	1,629,576
Check Point Software Technologies Ltd. (a)	6,091	791,830
Nice Ltd. (a)	7,057	1,578,131
Teva Pharmaceutical Industries Ltd. ADR (a)	72,384	640,598
Wix.com Ltd. (a)	3,819	381,136
		6,630,423
ITALY — 1.2%
Assicurazioni Generali SpA	89,814	1,793,491
Coca-Cola HBC AG (a)	13,025	356,398
DiaSorin SpA	618	65,169
Enel SpA	512,738	3,134,600
Eni SpA	176,687	2,477,456
Ferrari NV	11,866	3,213,929
FinecoBank Banca Fineco SpA	1,348	20,708
Intesa Sanpaolo SpA ADR	924,999	2,379,255
Mediobanca Banca di Credito Finanziario SpA	61,452	618,774
Snam SpA	174,157	925,062
Telecom Italia SpA (a)(b)	618,107	204,283
UniCredit SpA	118,587	2,243,084
		17,432,209
JAPAN — 13.7%
Advantest Corp. (b)	5,400	493,380
Aeon Co. Ltd. (b)	57,200	1,102,827
AGC, Inc.	22,800	843,715
Aisin Corp. (b)	14,200	388,902
Ajinomoto Co., Inc. (b)	22,000	761,380
Asahi Group Holdings Ltd.	44,000	1,627,891
Asahi Intecc Co. Ltd.	4,200	73,340
Asahi Kasei Corp.	134,300	934,722
Astellas Pharma, Inc.	160,500	2,270,805
Bandai Namco Holdings, Inc.	12,900	276,096
Bridgestone Corp.	46,700	1,883,229
Canon, Inc.	74,500	1,654,405
Capcom Co. Ltd.	6,800	241,927
Central Japan Railway Co.	9,200	1,092,885
Chiba Bank Ltd. (b)	155,500	998,967
Chubu Electric Power Co., Inc.	74,700	785,223
Chugai Pharmaceutical Co. Ltd.	31,500	773,950
Concordia Financial Group Ltd.	191,300	701,438

See accompanying notes to financial statements.
62

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CyberAgent, Inc.	11,800	$ 98,858
Dai-ichi Life Holdings, Inc. (b)	54,800	1,002,615
Daiichi Sankyo Co. Ltd.	120,600	4,369,473
Daikin Industries Ltd.	16,200	2,879,337
Daiwa House REIT Investment Corp.	64	130,558
Daiwa Securities Group, Inc. (b)	185,900	867,412
Denso Corp.	38,300	2,141,911
Dentsu Group, Inc.	2,200	76,865
East Japan Railway Co.	23,000	1,267,601
Eisai Co. Ltd.	17,200	969,786
ENEOS Holdings, Inc.	282,108	986,074
FANUC Corp.	74,000	2,646,630
Fast Retailing Co. Ltd.	12,300	2,669,051
FUJIFILM Holdings Corp.	34,400	1,731,244
Fujitsu Ltd.	16,700	2,237,918
GLP J-REIT	226	242,998
GMO Payment Gateway, Inc.	1,500	128,259
Hitachi Ltd.	70,500	3,841,506
Honda Motor Co. Ltd.	103,000	2,716,432
Hoya Corp.	30,300	3,314,810
Idemitsu Kosan Co. Ltd. (b)	12,500	272,372
Inpex Corp.	74,100	777,802
ITOCHU Corp.	91,900	2,969,884
Japan Exchange Group, Inc.	32,900	498,976
Japan Metropolitan Fund Invest REIT	1,168	848,641
Japan Real Estate Investment Corp. REIT	211	837,088
Japan Tobacco, Inc.	74,800	1,572,548
JFE Holdings, Inc.	32,400	408,743
JSR Corp.	40,500	947,911
Kajima Corp.	84,200	1,010,982
Kansai Electric Power Co., Inc.	97,600	946,740
Kao Corp.	38,400	1,490,817
KDDI Corp.	115,400	3,548,968
Keyence Corp.	10,900	5,278,421
Kintetsu Group Holdings Co. Ltd.	29,600	948,561
Kirin Holdings Co. Ltd.	12,700	200,009
Komatsu Ltd.	75,600	1,861,456
Kose Corp.	2,200	259,193
Kubota Corp.	103,000	1,547,051
Kyocera Corp.	39,500	2,044,301
Lasertec Corp.	4,100	717,169
Lixil Corp.	39,800	651,023
M3, Inc.	27,100	672,155
Makita Corp. (b)	29,600	729,491
Marubeni Corp.	166,900	2,251,626
Mazda Motor Corp.	16,200	149,110
McDonald's Holdings Co. Japan Ltd. (b)	2,400	99,542
MEIJI Holdings Co. Ltd.	6,400	151,717
Mitsubishi Chemical Group Corp.	151,400	893,794
Security Description	Shares	Value
Mitsubishi Corp.	102,700	$ 3,666,148
Mitsubishi Electric Corp.	174,900	2,074,383
Mitsubishi Estate Co. Ltd.	125,718	1,489,176
Mitsubishi Heavy Industries Ltd.	33,000	1,209,016
Mitsubishi UFJ Financial Group, Inc.	742,900	4,732,924
Mitsui & Co. Ltd.	114,300	3,534,892
Mitsui Chemicals, Inc. (b)	31,700	812,210
Mitsui Fudosan Co. Ltd.	23,100	431,140
Mizuho Financial Group, Inc.	34,680	489,361
MonotaRO Co. Ltd.	8,400	104,582
MS&AD Insurance Group Holdings, Inc.	54,300	1,675,226
Murata Manufacturing Co. Ltd.	51,100	3,086,964
NEC Corp.	19,100	731,911
Nexon Co. Ltd.	24,300	576,050
Nidec Corp.	34,100	1,753,809
Nihon M&A Center Holdings, Inc.	8,200	60,627
Nintendo Co. Ltd.	74,500	2,872,188
Nippon Building Fund, Inc. REIT	38	157,322
Nippon Paint Holdings Co. Ltd.	27,400	254,874
Nippon Prologis REIT, Inc.	168	353,824
Nippon Steel Corp.	53,800	1,261,222
Nippon Telegraph & Telephone Corp.	96,700	2,878,694
Nippon Yusen KK (b)	43,800	1,016,592
Nissan Motor Co. Ltd. (b)	183,000	689,017
Nitori Holdings Co. Ltd.	4,100	490,743
Nitto Denko Corp.	17,100	1,098,542
Nomura Holdings, Inc.	213,500	817,649
Nomura Real Estate Master Fund, Inc. REIT	79	88,147
Nomura Research Institute Ltd.	4,500	103,633
NTT Data Corp.	93,900	1,221,991
Obayashi Corp.	137,000	1,042,761
Obic Co. Ltd.	2,200	345,480
Olympus Corp.	53,100	925,031
Ono Pharmaceutical Co. Ltd.	22,200	461,047
Oriental Land Co. Ltd.	47,000	1,599,038
ORIX Corp.	117,000	1,913,371
Osaka Gas Co. Ltd.	66,200	1,084,846
Otsuka Holdings Co. Ltd.	16,200	511,598
Panasonic Holdings Corp. (b)	191,500	1,700,751
Rakuten Group, Inc.	52,200	240,820
Recruit Holdings Co. Ltd.	70,100	1,922,496
Renesas Electronics Corp. (a)	30,800	442,827
Resona Holdings, Inc.	57,600	276,769
Rohm Co. Ltd.	16,200	1,335,292
SBI Holdings, Inc.	17,400	343,058
Secom Co. Ltd.	17,200	1,055,082

See accompanying notes to financial statements.
63

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Seven & i Holdings Co. Ltd.	58,400	$ 2,621,835
SG Holdings Co. Ltd.	11,800	173,777
Sharp Corp. (a)(b)	37,100	260,082
Shimano, Inc.	2,300	394,710
Shin-Etsu Chemical Co. Ltd.	138,500	4,448,775
Shionogi & Co. Ltd.	16,200	727,533
Shiseido Co. Ltd.	20,300	942,778
Shizuoka Financial Group, Inc.	136,800	977,510
SMC Corp.	4,200	2,203,667
SoftBank Corp.	8,500	97,652
SoftBank Group Corp.	78,200	3,044,800
Sompo Holdings, Inc.	34,500	1,361,440
Sony Group Corp.	86,700	7,807,495
Subaru Corp.	20,900	332,054
Sumitomo Chemical Co. Ltd. (b)	188,800	631,272
Sumitomo Corp.	67,000	1,178,503
Sumitomo Electric Industries Ltd.	74,800	953,758
Sumitomo Mitsui Financial Group, Inc.	49,600	1,974,459
Sumitomo Mitsui Trust Holdings, Inc.	17,100	583,448
Suzuki Motor Corp.	16,300	588,363
Sysmex Corp.	11,600	753,316
T&D Holdings, Inc.	40,200	495,666
Takeda Pharmaceutical Co. Ltd.	109,199	3,569,131
TDK Corp.	43,900	1,558,551
Terumo Corp.	67,400	1,809,960
Tokio Marine Holdings, Inc.	150,700	2,884,010
Tokyo Electric Power Co. Holdings, Inc. (a)	132,300	470,192
Tokyo Electron Ltd.	31,200	3,760,222
Tokyo Gas Co. Ltd.	56,700	1,063,365
Tokyu Corp. (b)	91,800	1,215,355
TOPPAN, Inc.	62,400	1,249,500
Toray Industries, Inc.	191,300	1,087,229
Toshiba Corp.	31,000	1,035,352
Toyota Motor Corp.	675,900	9,547,614
Toyota Tsusho Corp.	31,300	1,321,707
Unicharm Corp.	9,500	388,380
Welcia Holdings Co. Ltd. (b)	1,400	29,811
West Japan Railway Co.	16,900	692,939
Yakult Honsha Co. Ltd.	3,400	246,014
Yamaha Corp. (b)	24,600	940,822
Yamaha Motor Co. Ltd.	37,400	972,304
Z Holdings Corp. (b)	251,300	703,919
ZOZO, Inc.	10,800	244,662
		208,087,567
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	28,361	57,397
Boubyan Bank KSCP	430,976	903,104
Kuwait Finance House KSCP	80,754	217,379
Security Description	Shares	Value
Mabanee Co. KPSC	189,323	$ 449,168
Mobile Telecommunications Co. KSCP	170,714	300,426
		1,927,474
LUXEMBOURG — 0.1%
ArcelorMittal SA	30,948	937,086
Eurofins Scientific SE (b)	3,812	255,285
		1,192,371
MACAU — 0.1%
Galaxy Entertainment Group Ltd. (a)	149,000	995,554
Sands China Ltd. (a)	210,800	733,105
		1,728,659
MALAYSIA — 0.3%
AMMB Holdings Bhd	226,300	192,323
CIMB Group Holdings Bhd	540,299	650,195
Dialog Group Bhd	950,000	508,102
Genting Bhd	203,800	215,231
Genting Malaysia Bhd	596,200	358,058
Hong Leong Financial Group Bhd	41,439	168,855
Malaysia Airports Holdings Bhd (a)	203,500	313,148
Nestle Malaysia Bhd	12,300	382,171
Petronas Chemicals Group Bhd	17,900	28,680
Petronas Dagangan Bhd	73,500	355,465
PPB Group Bhd	147,940	555,215
Press Metal Aluminium Holdings Bhd	238,300	263,008
Public Bank Bhd	560,600	508,193
QL Resources Bhd	36,900	48,587
RHB Bank Bhd	134,593	170,205
Tenaga Nasional Bhd	173,100	362,088
Top Glove Corp. Bhd (a)	459,800	97,952
		5,177,476
MEXICO — 0.8%
America Movil SAB de CV Class B	2,767,796	2,901,771
Cemex SAB de CV Series CPO (a)	1,616,225	885,272
Fomento Economico Mexicano SAB de CV (b)	201,874	1,920,799
Grupo Financiero Banorte SAB de CV Class O	255,463	2,149,138
Grupo Mexico SAB de CV Class B	225,945	1,067,783
Grupo Televisa SAB Series CPO (b)	284,272	300,236
Industrias Penoles SAB de CV (a)(b)	16,240	239,067
Kimberly-Clark de Mexico SAB de CV Class A	317,139	666,737

See accompanying notes to financial statements.
64

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	300,787	$ 1,199,916
		11,330,719
NETHERLANDS — 3.7%
Adyen NV (a)(d)	1,350	2,140,219
Akzo Nobel NV	19,417	1,518,461
Argenx SE (a)	1,990	736,605
ASM International NV	1,282	517,993
ASML Holding NV	27,200	18,475,559
Heineken NV	24,498	2,636,566
ING Groep NV	237,198	2,816,702
Koninklijke Ahold Delhaize NV	86,371	2,954,951
Koninklijke DSM NV	19,099	2,255,537
Koninklijke KPN NV	437,385	1,547,241
Koninklijke Philips NV	85,715	1,567,853
Shell PLC	488,360	13,939,479
Universal Music Group NV	77,671	1,966,608
Wolters Kluwer NV	29,264	3,699,217
		56,772,991
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	27,117	452,137
Meridian Energy Ltd.	227,160	746,144
Spark New Zealand Ltd.	174,856	553,557
Xero Ltd. (a)	6,144	367,959
		2,119,797
NORWAY — 0.4%
DNB Bank ASA	101,177	1,809,924
Equinor ASA	85,619	2,441,913
Norsk Hydro ASA	146,611	1,089,108
Telenor ASA	74,874	877,203
		6,218,148
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	18,821	153,956
Credicorp Ltd.	7,259	961,019
		1,114,975
PHILIPPINES — 0.1%
Ayala Corp.	7,840	93,737
Ayala Land, Inc.	483,500	235,680
BDO Unibank, Inc.	44,804	105,901
International Container Terminal Services, Inc.	26,680	104,728
JG Summit Holdings, Inc.	251,851	221,901
Jollibee Foods Corp.	86,470	356,282
PLDT, Inc. ADR (b)	15,832	399,758
SM Investments Corp.	2,870	46,931
SM Prime Holdings, Inc.	535,700	323,204
Universal Robina Corp.	81,860	216,828
		2,104,950
POLAND — 0.1%
Allegro.eu SA (a)(d)	14,828	100,866
Security Description	Shares	Value
CD Projekt SA	6,681	$ 172,482
LPP SA	48	106,740
mBank SA (a)	260	18,492
Polski Koncern Naftowy ORLEN SA	17,844	241,231
Powszechna Kasa Oszczednosci Bank Polski SA	48,281	319,628
Santander Bank Polska SA	3,648	247,092
		1,206,531
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	177,011	964,645
Jeronimo Martins SGPS SA	20,696	486,129
		1,450,774
QATAR — 0.2%
Commercial Bank PSQC	296,541	472,836
Qatar Electricity & Water Co. QSC	185,701	860,653
Qatar Islamic Bank SAQ	100,533	491,065
Qatar National Bank QPSC	256,009	1,130,238
		2,954,792
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	29,206	170,059
RUSSIA — 0.0% (f)
Gazprom PJSC ADR (a)(e)	471,490	—
LUKOIL PJSC (e)	44,561	—
Magnit PJSC GDR (a)(e)	4	—
Magnit PJSC (a)(e)	3,247	—
MMC Norilsk Nickel PJSC ADR (a)(e)	45,503	—
Mobile TeleSystems PJSC ADR (a)(e)	100,152	—
Novatek PJSC GDR (a)(e)	6,921	—
Sberbank of Russia PJSC (a)(e)	544,444	—
Surgutneftegas PJSC Preference Shares ADR (a)(e)	139,649	—
Tatneft PJSC ADR (a)(e)	38,413	—
TCS Group Holding PLC GDR (a)(e)	7,745	—
Yandex NV Class A (a)(e)	23,001	—
		—
SAUDI ARABIA — 1.1%
Advanced Petrochemical Co.	25,551	325,369
Al Rajhi Bank	110,745	2,168,462
Alinma Bank	49,256	386,442
Arab National Bank	30,950	212,726
Bank AlBilad	88,302	936,255
Bank Al-Jazira	16,067	77,816
Banque Saudi Fransi	31,864	307,291
Bupa Arabia for Cooperative Insurance Co.	20,153	933,104

See accompanying notes to financial statements.
65

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co. (a)	75,806	$ 323,524
Dr Sulaiman Al Habib Medical Services Group Co.	8,657	672,044
Emaar Economic City (a)	550,748	1,182,574
Etihad Etisalat Co.	57,620	633,195
Jarir Marketing Co.	25,302	1,098,710
Mobile Telecommunications Co. Saudi Arabia (a)	149,497	517,745
Rabigh Refining & Petrochemical Co. (a)	179,890	483,068
Riyad Bank	76,318	603,843
SABIC Agri-Nutrients Co.	11,547	391,903
Sahara International Petrochemical Co.	16,842	169,824
Saudi Arabian Mining Co. (a)	55,942	953,802
Saudi British Bank	47,246	443,675
Saudi Electricity Co.	80,918	503,568
Saudi Industrial Investment Group	29,181	194,193
Saudi Kayan Petrochemical Co. (a)	32,404	104,454
Saudi National Bank	120,384	1,470,444
Saudi Research & Media Group (a)	3,149	165,432
Saudi Telecom Co.	83,362	889,429
Savola Group	32,785	244,117
		16,393,009
SINGAPORE — 1.2%
CapitaLand Ascendas REIT	81,700	175,745
CapitaLand Integrated Commercial Trust REIT	140,640	209,445
Capitaland Investment Ltd.	403,056	1,115,600
DBS Group Holdings Ltd.	186,968	4,640,626
Grab Holdings Ltd. Class A (a)	57,480	173,015
Mapletree Logistics Trust REIT	168,882	217,207
Sea Ltd. ADR (a)	21,137	1,829,407
Singapore Exchange Ltd.	226,400	1,600,662
Singapore Telecommunications Ltd.	820,300	1,517,760
STMicroelectronics NV	41,847	2,225,723
United Overseas Bank Ltd.	187,529	4,197,558
Venture Corp. Ltd.	5,700	75,754
		17,978,502
SOUTH AFRICA — 1.1%
Absa Group Ltd.	6,588	67,497
Anglo American Platinum Ltd. (b)	5,707	306,861
Anglo American PLC	92,782	3,072,210
Aspen Pharmacare Holdings Ltd.	33,453	345,381
Bid Corp. Ltd. (b)	22,424	503,647
Bidvest Group Ltd. (b)	27,285	389,718
Capitec Bank Holdings Ltd.	7,189	683,827
Security Description	Shares	Value
Discovery Ltd. (a)	77,362	$ 608,039
Exxaro Resources Ltd.	20,196	212,347
FirstRand Ltd. (b)	346,235	1,178,282
Gold Fields Ltd.	73,761	985,282
Harmony Gold Mining Co. Ltd.	23,852	98,379
Impala Platinum Holdings Ltd. (b)	42,055	388,326
Mr Price Group Ltd.	30,217	245,585
MTN Group Ltd.	121,329	871,681
MultiChoice Group	31,902	221,808
Naspers Ltd. Class N	12,698	2,356,714
Nedbank Group Ltd.	18,012	220,144
Old Mutual Ltd.	221,111	144,625
Remgro Ltd.	37,403	283,392
Sanlam Ltd.	219,546	697,523
Sasol Ltd.	33,025	446,724
Sibanye Stillwater Ltd. (b)	146,630	302,723
Standard Bank Group Ltd.	107,561	1,047,632
Woolworths Holdings Ltd.	59,958	216,041
		15,894,388
SOUTH KOREA — 3.3%
Amorepacific Corp.	1,592	167,289
BGF retail Co. Ltd.	861	120,170
Celltrion Healthcare Co. Ltd.	4,984	230,470
Celltrion Pharm, Inc. (a)	1,547	98,511
Celltrion, Inc.	8,391	965,527
CJ CheilJedang Corp.	2,218	555,416
CJ Corp.	822	65,856
Coway Co. Ltd.	3,458	139,451
Delivery Hero SE (a)(d)	7,907	269,486
Doosan Enerbility Co. Ltd. (a)	19,674	256,910
Ecopro BM Co. Ltd.	2,120	365,587
E-MART, Inc.	3,031	245,861
Hana Financial Group, Inc.	26,311	822,566
Hanmi Pharm Co. Ltd.	511	100,485
Hanwha Galleria Co. Ltd. (a)	4,443	7,270
Hanwha Solutions Corp. (a)	3,940	162,521
HD Hyundai Co. Ltd.	10,072	449,501
HLB, Inc. (a)	8,443	225,367
HMM Co. Ltd.	16,740	261,673
Hotel Shilla Co. Ltd.	3,734	233,760
HYBE Co. Ltd. (a)	1,000	145,101
Hyundai Engineering & Construction Co. Ltd.	3,136	87,804
Hyundai Mobis Co. Ltd.	4,242	703,823
Hyundai Motor Co.	11,676	1,654,739
Hyundai Steel Co.	7,237	192,898
Kakao Corp.	19,487	914,587
KakaoBank Corp.	6,763	125,457
KB Financial Group, Inc.	33,234	1,216,423
Kia Corp.	21,802	1,356,502
Korea Aerospace Industries Ltd.	8,490	309,119
Korea Electric Power Corp. ADR (b)	46,527	322,897

See accompanying notes to financial statements.
66

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	5,125	$ 305,095
Korea Zinc Co. Ltd.	1,270	539,471
Korean Air Lines Co. Ltd.	7,763	138,343
Krafton, Inc. (a)	1,134	159,841
KT&G Corp.	12,665	816,218
L&F Co. Ltd.	1,362	327,985
LG Chem Ltd.	2,777	1,518,780
LG Chem Ltd. Preference Shares	639	152,406
LG Electronics, Inc.	11,454	1,014,438
LG Energy Solution Ltd. (a)	1,789	802,532
LG H&H Co. Ltd.	1,131	521,258
LG Innotek Co. Ltd.	203	42,180
Lotte Chemical Corp.	2,452	359,367
NAVER Corp.	11,613	1,801,917
NCSoft Corp.	1,891	539,622
Pearl Abyss Corp. (a)	4,245	150,809
POSCO Chemical Co. Ltd.	753	157,616
POSCO Holdings, Inc. ADR	23,052	1,606,494
Samsung Biologics Co. Ltd. (a)(d)	742	449,127
Samsung C&T Corp.	4,921	408,997
Samsung Electro-Mechanics Co. Ltd.	3,050	357,749
Samsung Electronics Co. Ltd. GDR	13,005	15,976,642
Samsung Electronics Co. Ltd. Preference Shares	29,616	1,226,180
Samsung Fire & Marine Insurance Co. Ltd.	4,691	742,287
Samsung Heavy Industries Co. Ltd. (a)	47,267	187,710
Samsung SDI Co. Ltd.	3,036	1,714,068
Samsung SDS Co. Ltd.	1,928	171,792
Samsung Securities Co. Ltd.	25,563	622,458
Shinhan Financial Group Co. Ltd.	37,226	1,010,822
SK Bioscience Co. Ltd. (a)	1,342	74,324
SK Hynix, Inc.	38,525	2,621,896
SK Innovation Co. Ltd. (a)	4,482	617,293
SK Square Co. Ltd. (a)	4,109	125,462
SK, Inc.	3,459	458,330
		50,492,536
SPAIN — 1.7%
ACS Actividades de Construccion y Servicios SA	24,840	792,080
Aena SME SA (a)(d)	983	159,022
Amadeus IT Group SA (a)	23,615	1,581,981
Banco Bilbao Vizcaya Argentaria SA (b)	409,175	2,921,126
Banco Santander SA	1,041,115	3,875,215
CaixaBank SA	82,560	321,475
Cellnex Telecom SA (a)(d)	22,308	866,698
Ferrovial SA	48,958	1,440,928
Security Description	Shares	Value
Iberdrola SA	513,190	$ 6,403,522
Industria de Diseno Textil SA	89,198	2,994,493
Naturgy Energy Group SA (b)	28,823	868,984
Repsol SA	120,517	1,857,323
Telefonica SA	407,577	1,759,292
		25,842,139
SWEDEN — 1.8%
Assa Abloy AB Class B	100,866	2,415,247
Atlas Copco AB Class B	334,468	3,844,130
Embracer Group AB (a)(b)	22,993	107,475
Epiroc AB Class B	83,610	1,422,722
EQT AB	13,631	276,838
Essity AB Class B (b)	8,073	230,756
Evolution AB (d)	10,906	1,460,016
H & M Hennes & Mauritz AB Class B	71,205	1,015,041
Hexagon AB Class B	59,491	681,853
Husqvarna AB Class B (b)	118,132	1,023,475
Industrivarden AB Class A	2,123	57,264
Investor AB Class B	15,899	315,924
Kinnevik AB Class B (a)	1,683	25,076
Lifco AB Class B	1,506	32,387
Nibe Industrier AB Class B	68,025	772,777
Sandvik AB	94,467	2,002,387
Securitas AB Class B	99,369	884,298
Skandinaviska Enskilda Banken AB Class A (a)(b)	112,334	1,238,761
Skanska AB Class B (b)	62,595	957,075
SKF AB Class B	41,170	809,937
Svenska Handelsbanken AB Class A (b)	137,961	1,195,270
Swedbank AB Class A (b)	68,428	1,122,809
Tele2 AB Class B	69,190	688,927
Telefonaktiebolaget LM Ericsson Class B (b)	263,209	1,538,202
Telia Co. AB	151,857	386,176
Volvo AB Class B (b)	108,014	2,227,560
Volvo Car AB Class B (a)(b)	28,640	124,826
		26,857,209
SWITZERLAND — 3.9%
ABB Ltd.	158,568	5,444,998
Adecco Group AG	15,562	564,699
Alcon, Inc.	33,509	2,373,195
Cie Financiere Richemont SA Class A	39,355	6,285,255
Credit Suisse Group AG (b)	181,191	163,152
Geberit AG	4,228	2,356,628
Givaudan SA	993	3,231,557
Julius Baer Group Ltd.	13,963	952,520
Kuehne & Nagel International AG	6,110	1,818,520
Logitech International SA	5,966	346,773
Lonza Group AG	4,996	2,993,608
Novartis AG	147,667	13,539,038
SGS SA	748	1,646,574

See accompanying notes to financial statements.
67

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sika AG	8,983	$ 2,512,349
Sonova Holding AG	2,293	674,183
Swatch Group AG Bearer Shares	4,416	1,514,941
Temenos AG	4,393	304,295
UBS Group AG	284,100	5,998,893
Zurich Insurance Group AG	12,197	5,843,826
		58,565,004
TAIWAN — 4.2%
Accton Technology Corp.	58,000	607,669
Acer, Inc.	424,000	392,006
Advantech Co. Ltd.	36,954	450,281
ASE Technology Holding Co. Ltd.	209,000	772,231
Asustek Computer, Inc.	36,000	322,194
AUO Corp. ADR	117,531	731,043
Catcher Technology Co. Ltd.	43,000	268,331
Cathay Financial Holding Co. Ltd.	265,109	363,956
Chailease Holding Co. Ltd.	93,082	683,269
China Airlines Ltd.	201,000	128,730
China Development Financial Holding Corp.	758,742	312,742
China Steel Corp.	683,000	693,150
Chunghwa Telecom Co. Ltd. ADR (b)	48,534	1,897,679
Compal Electronics, Inc.	242,000	200,690
CTBC Financial Holding Co. Ltd.	633,558	454,659
Delta Electronics, Inc.	169,785	1,678,472
E Ink Holdings, Inc.	42,000	254,504
E.Sun Financial Holding Co. Ltd.	1,258,252	1,045,530
Eclat Textile Co. Ltd.	18,650	303,202
eMemory Technology, Inc. (a)	7,000	427,621
Eva Airways Corp.	196,000	172,842
Evergreen Marine Corp. Taiwan Ltd.	68,400	356,069
Far EasTone Telecommunications Co. Ltd.	87,000	214,875
Feng TAY Enterprise Co. Ltd.	54,166	343,346
First Financial Holding Co. Ltd.	145,000	125,963
Formosa Plastics Corp.	391,000	1,178,875
Fubon Financial Holding Co. Ltd.	497,436	923,069
Giant Manufacturing Co. Ltd.	91,190	527,118
Globalwafers Co. Ltd.	28,000	476,361
Hon Hai Precision Industry Co. Ltd. GDR	584,149	3,960,530
Hotai Motor Co. Ltd.	14,000	295,197
Innolux Corp.	510,285	243,013
Largan Precision Co. Ltd.	7,000	500,041
MediaTek, Inc. (a)	112,000	2,894,950
Mega Financial Holding Co. Ltd.	279,121	302,520
Security Description	Shares	Value
Micro-Star International Co. Ltd.	79,000	$ 373,627
momo.com, Inc.	6,000	177,946
Nan Ya Printed Circuit Board Corp.	21,000	195,188
Novatek Microelectronics Corp.	45,000	637,737
Pegatron Corp.	48,000	109,881
PharmaEssentia Corp. (a)	11,000	154,627
Pou Chen Corp.	127,000	130,139
President Chain Store Corp.	35,000	309,796
Quanta Computer, Inc.	46,000	134,612
Realtek Semiconductor Corp.	42,000	534,527
Ruentex Development Co. Ltd.	203,374	236,120
Taishin Financial Holding Co. Ltd.	1,031,182	562,201
Taiwan Cooperative Financial Holding Co. Ltd.	86,000	73,720
Taiwan High Speed Rail Corp.	374,000	371,574
Taiwan Mobile Co. Ltd.	69,000	228,886
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	307,883	28,639,278
Unimicron Technology Corp.	86,000	416,619
Uni-President Enterprises Corp.	420,000	991,806
United Microelectronics Corp. ADR (a)(b)	256,926	2,250,672
Vanguard International Semiconductor Corp.	97,000	308,705
Voltronic Power Technology Corp.	4,000	227,276
Walsin Lihwa Corp.	122,000	195,336
Wan Hai Lines Ltd.	51,635	116,167
Win Semiconductors Corp.	54,000	323,672
Winbond Electronics Corp.	340,000	295,919
Wiwynn Corp.	8,000	295,591
Yageo Corp.	29,583	513,980
Yang Ming Marine Transport Corp.	125,000	263,979
Zhen Ding Technology Holding Ltd.	127,000	475,507
		64,047,816
THAILAND — 0.5%
Advanced Info Service PCL	28,500	176,693
Airports of Thailand PCL (a)	117,300	243,553
Asset World Corp. PCL	2,482,700	421,104
B Grimm Power PCL	282,900	335,062
Bangkok Dusit Medical Services PCL Class F	403,900	348,444
Bangkok Expressway & Metro PCL	493,700	127,774
Bumrungrad Hospital PCL	74,100	489,738
Central Pattana PCL	231,900	466,241
CP ALL PCL NVDR	346,600	628,431

See accompanying notes to financial statements.
68

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Delta Electronics Thailand PCL	28,100	$ 938,447
Electricity Generating PCL	65,700	298,767
Energy Absolute PCL	81,500	181,138
Global Power Synergy PCL Class F	74,600	148,349
Gulf Energy Development PCL	207,320	319,817
Home Product Center PCL	227,700	95,888
Indorama Ventures PCL	139,200	140,442
JMT Network Services PCL Class F	46,900	63,777
Land & Houses PCL	94,200	27,135
Minor International PCL (a)	440,209	415,170
Muangthai Capital PCL	93,400	94,233
Osotspa PCL	125,500	112,856
PTT Global Chemical PCL	7,100	9,499
PTT Oil & Retail Business PCL	45,300	28,217
PTT PCL	1,103,720	1,016,733
Ratch Group PCL	326,300	367,380
SCB X PCL NVDR	113,600	340,518
Siam Cement PCL	14,800	136,336
Srisawad Corp. PCL	76,477	117,975
Thai Union Group PCL Class F	270,900	111,703
		8,201,420
TURKEY — 0.1%
Akbank TAS	536,715	473,663
Aselsan Elektronik Sanayi Ve Ticaret AS	212,784	575,886
BIM Birlesik Magazalar AS	21,841	169,198
Ford Otomotiv Sanayi AS	813	24,773
Hektas Ticaret TAS (a)	46,750	65,954
Sasa Polyester Sanayi AS (a)	16,988	88,856
Turk Hava Yollari AO (a)	6,502	40,140
Turkiye Is Bankasi AS Class C	720,659	486,947
		1,925,417
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi Commercial Bank PJSC	148,557	335,745
Abu Dhabi Islamic Bank PJSC	243,232	660,982
Aldar Properties PJSC	489,564	619,870
Dubai Islamic Bank PJSC	151,491	215,738
Emaar Properties PJSC	297,092	453,020
Emirates NBD Bank PJSC	82,022	293,693
Emirates Telecommunications Group Co. PJSC	213,861	1,284,622
First Abu Dhabi Bank PJSC	231,837	813,087
Multiply Group PJSC (a)	230,877	203,687
Q Holding PJSC (a)	141,024	97,536
		4,977,980
Security Description	Shares	Value
UNITED KINGDOM — 7.4%
3i Group PLC	101,739	$ 2,119,649
abrdn PLC (b)	219,908	553,327
Admiral Group PLC	503	12,675
Ashtead Group PLC	9,387	575,453
Associated British Foods PLC	11,593	278,083
AstraZeneca PLC	86,091	11,956,152
Auto Trader Group PLC (d)	62,856	478,900
Aviva PLC	193,492	967,021
BAE Systems PLC	240,170	2,917,911
Barclays PLC	1,105,178	1,992,353
Barratt Developments PLC	43,226	249,329
Berkeley Group Holdings PLC	3,528	183,081
BP PLC	1,363,146	8,609,340
British American Tobacco PLC	140,055	4,918,923
British Land Co. PLC REIT	209,061	1,002,438
BT Group PLC (b)	545,440	983,289
Burberry Group PLC	42,071	1,345,203
CK Hutchison Holdings Ltd.	131,032	812,904
CNH Industrial NV	65,100	995,849
Compass Group PLC	146,300	3,677,547
Diageo PLC	155,082	6,929,886
Entain PLC	30,095	467,556
Hargreaves Lansdown PLC	4,865	48,087
HSBC Holdings PLC	1,271,272	8,640,538
Imperial Brands PLC	72,702	1,675,594
InterContinental Hotels Group PLC	12,361	811,873
J Sainsbury PLC	193,302	666,116
Just Eat Takeaway.com NV (a)(d)	6,742	128,405
Kingfisher PLC	60,052	193,944
Land Securities Group PLC REIT	97,391	748,044
Legal & General Group PLC	87,674	258,978
Lloyds Banking Group PLC	3,913,171	2,306,727
London Stock Exchange Group PLC	20,699	2,013,679
M&G PLC	132,776	325,058
Melrose Industries PLC	164,608	338,877
National Grid PLC	289,770	3,928,607
NatWest Group PLC	197,882	644,953
Next PLC	14,445	1,173,793
Ocado Group PLC (a)	27,556	182,283
Pearson PLC	87,149	909,887
Persimmon PLC	14,159	219,887
Reckitt Benckiser Group PLC	45,218	3,442,925
RELX PLC (c)	126,858	4,106,427
RELX PLC (c)	34,852	1,127,997
Rentokil Initial PLC	31,451	230,059
Rolls-Royce Holdings PLC (a)	606,030	1,116,645
Sage Group PLC	175,167	1,678,536
Segro PLC REIT	94,889	900,591

See accompanying notes to financial statements.
69

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Severn Trent PLC	41,212	$ 1,467,040
Smith & Nephew PLC	96,728	1,341,905
Smiths Group PLC	28,938	614,170
SSE PLC	102,723	2,290,024
Standard Chartered PLC	197,761	1,501,852
Taylor Wimpey PLC	171,282	251,914
Tesco PLC	407,951	1,340,220
Unilever PLC	170,545	8,835,469
United Utilities Group PLC	84,897	1,112,692
Vodafone Group PLC	1,919,239	2,119,128
Whitbread PLC	18,677	689,793
WPP PLC	103,407	1,225,643
		112,635,229
UNITED STATES — 4.9%
CSL Ltd.	30,646	5,917,405
CyberArk Software Ltd. (a)	932	137,917
Experian PLC	73,525	2,418,206
GSK PLC	263,886	4,662,568
Haleon PLC	329,866	1,313,318
Holcim AG (a)	26,761	1,725,382
James Hardie Industries PLC CDI	70,013	1,492,548
JBS SA	58,864	207,233
Nestle SA	186,416	22,744,160
Parade Technologies Ltd.	8,000	275,885
QIAGEN NV (a)	237	10,791
Roche Holding AG	47,825	13,660,920
Sanofi	78,081	8,503,469
Schneider Electric SE	40,596	6,778,136
Stellantis NV (c)	57,968	1,053,518
Stellantis NV (c)	76,486	1,390,732
Swiss Re AG	25,604	2,630,047
		74,922,235
ZAMBIA — 0.1%
First Quantum Minerals Ltd. (b)	54,569	1,252,787
TOTAL COMMON STOCKS (Cost $1,515,900,378)		1,503,856,180

PREFERRED STOCKS — 0.0% (f)
GERMANY — 0.0% (f)
Dr. Ing. h.c. F. Porsche AG, (a)	2,876	368,706
RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Localiza Rent a Car SA (expiring 05/11/23) (a)	187	484
Security Description	Shares	Value
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 08/29/25) (a)	900	$ 90
TOTAL WARRANTS (Cost $0)		90
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (g)(h)	373,809	373,809
State Street Navigator Securities Lending Portfolio II (i)(j)	61,790,068	61,790,068
TOTAL SHORT-TERM INVESTMENTS (Cost $62,163,877)		62,163,877
TOTAL INVESTMENTS — 103.3% (Cost $1,578,371,860)		1,566,389,337
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(49,541,842)
NET ASSETS — 100.0%		$ 1,516,847,495
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $49,008, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
70

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	40	06/16/2023	$4,094,861	$4,192,780	$ 97,919
S&P/TSX 60 Index (long)	2	06/15/2023	357,727	357,395	(332)
E-mini MSCI Emerging Markets Index (long)	35	06/16/2023	1,686,028	1,742,125	56,097
					$153,684

During the period ended March 31, 2023, average notional value related to futures contracts was $2,695,739.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,496,534,774	$7,272,398	$49,008	$1,503,856,180
Preferred Stocks	368,706	—	—	368,706
Rights	484	—	—	484
Warrants	90	—	—	90
Short-Term Investments	62,163,877	—	—	62,163,877
TOTAL INVESTMENTS	$1,559,067,931	$7,272,398	$49,008	$1,566,389,337
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 154,016	$ —	$ —	$ 154,016
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,559,221,947	$7,272,398	$49,008	$1,566,543,353
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(332)	—	—	(332)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (332)	$ —	$ —	$ (332)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	19.6%
Industrials	12.5
Consumer Discretionary	12.1
Information Technology	11.5
Health Care	9.5
Consumer Staples	8.9
Materials	8.1
Communication Services	6.3
Energy	5.7
Utilities	3.1
Real Estate	1.9
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
71

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$ 37,376,626	$ 37,002,817	$—	$—	373,809	$ 373,809	$ 37,754
State Street Navigator Securities Lending Portfolio II	34,632,278	34,632,278	259,007,586	231,849,796	—	—	61,790,068	61,790,068	193,842
Total		$34,632,278	$296,384,212	$268,852,613	$—	$—		$62,163,877	$231,596
See accompanying notes to financial statements.
72

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 6.3%
Ampol Ltd.	4,225	$ 86,277
ANZ Group Holdings Ltd.	52,707	809,441
APA Group Stapled Security	21,531	145,934
Aristocrat Leisure Ltd.	10,655	265,466
ASX Ltd. (a)	3,370	146,754
Aurizon Holdings Ltd.	34,121	76,785
Bank of Queensland Ltd.	1	4
BlueScope Steel Ltd.	8,548	115,359
Brambles Ltd.	25,204	226,704
Cochlear Ltd.	1,161	184,045
Coles Group Ltd.	23,603	284,862
Commonwealth Bank of Australia (a)	29,977	1,973,981
Dexus REIT	20,752	104,379
EBOS Group Ltd.	2,895	84,223
Endeavour Group Ltd.	25,270	114,579
Flutter Entertainment PLC (b)	2,985	543,698
Fortescue Metals Group Ltd.	29,582	445,584
Goodman Group REIT	29,543	371,787
GPT Group REIT	34,537	98,076
IDP Education Ltd. (a)	3,615	66,122
IGO Ltd.	12,079	103,308
Insurance Australia Group Ltd.	43,604	136,966
Lendlease Corp. Ltd. Stapled Security	12,060	58,398
Lottery Corp. Ltd.	38,069	130,543
Macquarie Group Ltd.	6,494	764,008
Medibank Pvt Ltd. (a)	45,963	103,433
Mineral Resources Ltd.	2,947	159,065
Mirvac Group REIT	68,228	95,047
National Australia Bank Ltd.	56,127	1,042,024
Newcrest Mining Ltd.	15,465	278,104
Northern Star Resources Ltd.	20,883	172,173
Orica Ltd.	7,981	82,264
Pilbara Minerals Ltd. (a)	44,964	118,652
Qantas Airways Ltd. (b)	16,796	74,469
QBE Insurance Group Ltd.	25,875	252,842
Ramsay Health Care Ltd.	3,268	145,639
REA Group Ltd. (a)	981	90,689
Reece Ltd. (a)	3,750	43,576
Rio Tinto Ltd.	6,516	524,302
Rio Tinto PLC	19,799	1,341,040
Scentre Group REIT	93,175	171,611
SEEK Ltd.	6,013	96,331
Sonic Healthcare Ltd.	8,112	189,286
Stockland REIT	41,028	109,365
Suncorp Group Ltd.	22,009	178,508
Telstra Group Ltd.	73,041	206,439
Transurban Group Stapled Security	54,586	519,503
Treasury Wine Estates Ltd.	12,601	110,305
Vicinity Ltd. REIT	69,384	90,384
Wesfarmers Ltd.	20,148	678,080
Westpac Banking Corp.	62,140	901,452
Security Description	Shares	Value
WiseTech Global Ltd.	2,551	$ 111,294
Woolworths Group Ltd. (a)	21,427	543,893
		15,767,053
AUSTRIA — 0.2%
Erste Group Bank AG	5,980	198,157
Mondi PLC	8,345	132,279
Verbund AG	1,189	103,343
voestalpine AG	2,160	73,406
		507,185
BELGIUM — 0.9%
Ageas SA	3,006	130,178
Anheuser-Busch InBev SA	15,418	1,027,332
D'ieteren Group	435	84,549
Elia Group SA	569	75,172
Groupe Bruxelles Lambert NV	1,723	146,948
KBC Group NV	4,403	302,804
Sofina SA	266	59,649
Solvay SA	1,261	144,331
UCB SA	2,168	194,181
Umicore SA	3,609	122,374
Warehouses De Pauw CVA REIT	2,864	85,009
		2,372,527
BRAZIL — 0.0% (c)
Yara International ASA	2,968	128,632
CHILE — 0.1%
Antofagasta PLC	7,334	143,367
CHINA — 0.7%
BOC Hong Kong Holdings Ltd.	64,000	199,339
Budweiser Brewing Co. APAC Ltd. (d)	29,654	90,473
ESR Group Ltd. (d)	35,600	63,854
Prosus NV (b)	14,137	1,104,937
SITC International Holdings Co. Ltd.	24,000	51,547
Wilmar International Ltd.	33,500	106,077
Xinyi Glass Holdings Ltd.	31,000	55,524
		1,671,751
DENMARK — 3.3%
AP Moller - Maersk AS Class A	55	97,542
AP Moller - Maersk AS Class B	90	163,355
Carlsberg AS Class B	1,774	275,031
Chr Hansen Holding AS	1,845	140,194
Coloplast AS Class B	2,125	279,488
Danske Bank AS (b)	11,794	237,375
Demant AS (b)	1,790	62,707
DSV AS	3,286	635,725
Genmab AS (b)	1,164	439,521
Novo Nordisk AS Class B	29,179	4,620,772
Novozymes AS Class B	3,558	182,089
Orsted AS (d)	3,346	284,699
Pandora AS	1,569	149,977
ROCKWOOL AS Class B	137	33,578
Tryg AS	6,366	139,175

See accompanying notes to financial statements.
73

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Vestas Wind Systems AS	17,707	$ 513,916
		8,255,144
FINLAND — 1.3%
Elisa Oyj	2,467	148,916
Fortum Oyj (b)	7,613	116,747
Kesko Oyj Class B	4,789	103,046
Kone Oyj Class B	5,925	308,986
Metso Outotec Oyj	11,697	127,590
Neste Oyj	7,366	363,567
Nokia Oyj	95,710	469,540
Nordea Bank Abp (e)	58,289	621,926
Nordea Bank Abp (e)	782	8,363
Orion Oyj Class B	1,917	85,787
Sampo Oyj Class A	8,414	397,468
Stora Enso Oyj Class R	9,563	124,469
UPM-Kymmene Oyj (b)	9,347	314,299
Wartsila OYJ Abp	8,413	79,411
		3,270,115
FRANCE — 10.2%
Accor SA (b)	2,948	95,990
Adevinta ASA (b)	4,194	29,734
Aeroports de Paris (b)	536	76,665
Air Liquide SA	9,214	1,543,627
Airbus SE	10,406	1,393,754
Alstom SA	5,619	153,107
Amundi SA (d)	1,112	70,132
Arkema SA	1,049	103,484
AXA SA	33,088	1,012,488
BioMerieux	736	77,564
BNP Paribas SA	19,624	1,177,104
Bollore SE	16,849	104,159
Bouygues SA	3,953	133,523
Bureau Veritas SA	5,204	149,658
Capgemini SE	2,873	532,974
Carrefour SA	10,606	214,671
Cie de Saint-Gobain	8,749	497,320
Cie Generale des Etablissements Michelin SCA	11,889	363,543
Covivio SA REIT	796	46,354
Credit Agricole SA	21,118	238,568
Danone SA	11,278	702,218
Dassault Aviation SA	434	86,099
Dassault Systemes SE	11,792	485,232
Edenred	4,382	259,655
Eiffage SA	1,490	161,460
EssilorLuxottica SA	5,166	931,692
Eurazeo SE	718	51,095
Gecina SA REIT	851	88,343
Getlink SE	7,725	127,487
Hermes International	559	1,132,055
Ipsen SA	712	78,516
Kering SA	1,321	861,120
Klepierre SA REIT	3,616	81,911
La Francaise des Jeux SAEM (d)	1,840	76,744
Legrand SA	4,664	426,050
Security Description	Shares	Value
L'Oreal SA	4,254	$ 1,900,698
LVMH Moet Hennessy Louis Vuitton SE	4,879	4,475,986
Orange SA	34,852	414,697
Pernod Ricard SA	3,627	822,394
Publicis Groupe SA	4,020	313,501
Remy Cointreau SA	406	74,105
Renault SA (b)	3,426	139,954
Safran SA	6,081	902,079
Sartorius Stedim Biotech	473	144,917
SEB SA	499	56,816
Societe Generale SA	14,041	317,072
Sodexo SA	1,583	154,890
Teleperformance	1,038	250,019
Thales SA	1,852	274,351
Unibail-Rodamco-Westfield CDI (b)	711	1,905
Unibail-Rodamco-Westfield REIT (b)(e)	2,091	112,191
Valeo SA	3,505	72,009
Veolia Environnement SA	11,786	363,659
Vinci SA	9,439	1,084,159
Vivendi SE	12,460	125,896
Wendel SE	459	48,547
Worldline SA (b)(d)	4,258	180,927
		25,794,868
GERMANY — 8.9%
adidas AG	2,858	505,444
Allianz SE	7,114	1,644,732
Aroundtown SA	18,902	26,964
BASF SE	16,207	851,528
Bayer AG	17,325	1,105,272
Bayerische Motoren Werke AG	5,912	648,347
Bayerische Motoren Werke AG Preference Shares	1,049	107,472
Bechtle AG	1,421	67,914
Beiersdorf AG	1,718	223,889
Brenntag SE	2,693	202,466
Carl Zeiss Meditec AG	718	99,849
Commerzbank AG (b)	19,010	200,379
Continental AG	1,913	143,242
Covestro AG (d)	3,392	140,518
Daimler Truck Holding AG (b)	7,934	268,165
Deutsche Bank AG	36,231	368,282
Deutsche Boerse AG	3,358	654,687
Deutsche Lufthansa AG (b)	10,429	116,252
Deutsche Post AG	17,606	824,227
Deutsche Telekom AG	57,495	1,396,103
E.ON SE	39,201	489,784
Evonik Industries AG	3,811	80,159
Fresenius Medical Care AG & Co. KGaA	3,529	149,913
Fresenius SE & Co. KGaA	7,450	201,137
GEA Group AG	2,639	120,277
Hannover Rueck SE	1,053	206,326
HeidelbergCement AG	2,629	192,113

See accompanying notes to financial statements.
74

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
HelloFresh SE (b)	2,894	$ 68,889
Henkel AG & Co. KGaA Preference Shares	3,098	242,541
Henkel AG & Co. KGaA	1,836	133,646
Infineon Technologies AG	23,234	951,140
Knorr-Bremse AG	1,260	83,888
LEG Immobilien SE	1,336	73,272
Mercedes-Benz Group AG	14,244	1,095,348
Merck KGaA	2,301	428,862
MTU Aero Engines AG	934	234,000
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,490	872,447
Nemetschek SE	998	68,613
Porsche Automobil Holding SE Preference Shares	2,627	151,039
Puma SE	1,857	114,717
Rational AG	89	59,660
Rheinmetall AG	763	226,804
SAP SE	18,397	2,319,740
Sartorius AG Preference Shares	424	178,273
Scout24 SE (d)	1,372	81,536
Siemens AG	13,477	2,185,478
Siemens Energy AG (b)	9,180	201,866
Siemens Healthineers AG (d)	4,937	284,389
Symrise AG	2,343	255,064
Telefonica Deutschland Holding AG	19,175	59,102
United Internet AG	922	15,897
Volkswagen AG	507	87,031
Volkswagen AG Preference Shares	3,301	450,592
Vonovia SE	12,829	241,686
Zalando SE (b)(d)	3,920	164,137
		22,365,098
HONG KONG — 2.5%
AIA Group Ltd.	208,800	2,198,399
CK Asset Holdings Ltd.	36,015	218,615
CK Infrastructure Holdings Ltd.	12,000	65,274
Futu Holdings Ltd. ADR (a)(b)	895	46,406
Hang Lung Properties Ltd.	36,000	67,323
Hang Seng Bank Ltd.	13,500	192,097
Henderson Land Development Co. Ltd.	25,250	87,330
HKT Trust & HKT Ltd. Stapled Security	69,000	91,590
Hong Kong Exchanges & Clearing Ltd.	21,375	948,130
Hongkong Land Holdings Ltd.	20,100	88,239
Link REIT (a)	45,030	289,685
MTR Corp. Ltd.	27,552	132,847
New World Development Co. Ltd.	27,347	73,332
Power Assets Holdings Ltd.	24,500	131,396
Prudential PLC	48,522	661,145
Sino Land Co. Ltd.	68,873	93,177
Security Description	Shares	Value
Sun Hung Kai Properties Ltd.	25,500	$ 357,327
Swire Pacific Ltd. Class A	9,500	72,975
Swire Properties Ltd.	20,600	53,009
Techtronic Industries Co. Ltd.	24,000	259,416
WH Group Ltd. (d)	149,810	89,314
Wharf Real Estate Investment Co. Ltd.	30,000	172,358
		6,389,384
IRELAND — 0.7%
AerCap Holdings NV (b)	2,931	164,810
AIB Group PLC	18,954	77,057
Bank of Ireland Group PLC	18,968	192,147
CRH PLC	13,258	669,433
Kerry Group PLC Class A	2,768	276,190
Kingspan Group PLC	2,701	184,991
Smurfit Kappa Group PLC	4,358	157,809
		1,722,437
ISRAEL — 0.7%
Azrieli Group Ltd.	801	45,782
Bank Hapoalim BM	22,247	183,814
Bank Leumi Le-Israel BM	27,474	206,018
Bezeq The Israeli Telecommunication Corp. Ltd.	36,722	49,831
Check Point Software Technologies Ltd. (b)	1,752	227,760
Elbit Systems Ltd.	478	80,847
First International Bank Of Israel Ltd.	974	34,219
ICL Group Ltd.	12,614	84,534
Israel Discount Bank Ltd. Class A	22,031	107,382
Mizrahi Tefahot Bank Ltd.	2,626	81,829
Nice Ltd. (b)	1,116	249,567
Teva Pharmaceutical Industries Ltd. ADR (b)	5,271	46,648
Teva Pharmaceutical Industries Ltd. (b)	13,894	123,364
Tower Semiconductor Ltd. (b)	1,910	81,160
Wix.com Ltd. (b)	980	97,804
		1,700,559
ITALY — 2.0%
Amplifon SpA (a)	2,176	75,510
Assicurazioni Generali SpA	19,886	397,102
Coca-Cola HBC AG (b)	3,777	103,349
Davide Campari-Milano NV	8,864	108,341
DiaSorin SpA (a)	450	47,453
Enel SpA	144,666	884,409
Ferrari NV	2,252	609,959
FinecoBank Banca Fineco SpA	10,798	165,883
Infrastrutture Wireless Italiane SpA (d)	5,885	77,492
Intesa Sanpaolo SpA ADR	284,675	732,233
Mediobanca Banca di Credito Finanziario SpA	10,686	107,600
Moncler SpA	3,561	245,827

See accompanying notes to financial statements.
75

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Nexi SpA (b)(d)	10,475	$ 85,195
Poste Italiane SpA (d)	9,754	99,741
Prysmian SpA	4,527	190,340
Recordati Industria Chimica e Farmaceutica SpA	1,918	81,185
Snam SpA	34,928	185,525
Telecom Italia SpA (a)(b)	160,092	52,910
Terna - Rete Elettrica Nazionale	24,768	203,595
UniCredit SpA	34,046	643,983
		5,097,632
JAPAN — 21.8%
Advantest Corp. (a)	3,400	310,647
Aeon Co. Ltd.	11,400	219,794
AGC, Inc.	3,500	129,518
Aisin Corp. (a)	2,900	79,424
Ajinomoto Co., Inc. (a)	8,000	276,865
ANA Holdings, Inc. (b)	2,600	56,185
Asahi Group Holdings Ltd.	8,200	303,380
Asahi Intecc Co. Ltd.	4,000	69,847
Asahi Kasei Corp.	22,100	153,815
Astellas Pharma, Inc.	32,700	462,650
Azbil Corp.	2,000	54,249
Bandai Namco Holdings, Inc.	10,500	224,730
BayCurrent Consulting, Inc.	2,400	98,279
Bridgestone Corp.	10,100	407,294
Brother Industries Ltd.	4,500	67,353
Canon, Inc. (a)	17,700	393,060
Capcom Co. Ltd.	3,400	120,963
Central Japan Railway Co.	2,600	308,859
Chiba Bank Ltd. (a)	10,000	64,242
Chugai Pharmaceutical Co. Ltd.	11,800	289,924
Concordia Financial Group Ltd.	20,100	73,700
CyberAgent, Inc. (a)	7,900	66,185
Dai Nippon Printing Co. Ltd.	4,300	119,705
Daifuku Co. Ltd.	5,400	99,122
Dai-ichi Life Holdings, Inc. (a)	17,500	320,178
Daiichi Sankyo Co. Ltd.	30,700	1,112,295
Daikin Industries Ltd.	4,300	764,269
Daito Trust Construction Co. Ltd.	1,100	109,016
Daiwa House Industry Co. Ltd.	10,500	245,676
Daiwa House REIT Investment Corp.	40	81,599
Daiwa Securities Group, Inc. (a)	23,100	107,785
Denso Corp.	7,800	436,212
Dentsu Group, Inc.	3,400	118,792
Disco Corp.	1,500	172,440
East Japan Railway Co. (a)	5,300	292,099
Eisai Co. Ltd.	4,300	242,446
FANUC Corp.	16,500	590,127
Fast Retailing Co. Ltd. (a)	3,200	694,387
Fuji Electric Co. Ltd.	2,500	97,678
FUJIFILM Holdings Corp.	6,300	317,059
Fujitsu Ltd.	3,400	455,624
GLP J-REIT	74	79,566
GMO Payment Gateway, Inc.	700	59,854
Hakuhodo DY Holdings, Inc. (a)	4,500	50,549
Security Description	Shares	Value
Hamamatsu Photonics KK	2,500	$ 133,556
Hankyu Hanshin Holdings, Inc.	4,100	120,914
Hikari Tsushin, Inc.	400	55,812
Hirose Electric Co. Ltd. (a)	505	65,530
Hitachi Construction Machinery Co. Ltd.	1,800	41,588
Hitachi Ltd.	17,000	926,321
Honda Motor Co. Ltd. (a)	29,100	767,458
Hoshizaki Corp.	1,800	66,068
Hoya Corp.	6,300	689,218
Hulic Co. Ltd.	6,600	53,905
Ibiden Co. Ltd. (a)	2,000	79,044
Iida Group Holdings Co. Ltd.	2,400	38,933
Isuzu Motors Ltd.	10,200	121,014
Itochu Techno-Solutions Corp.	1,700	41,577
Japan Airlines Co. Ltd.	2,500	48,501
Japan Exchange Group, Inc.	8,900	134,981
Japan Metropolitan Fund Invest REIT	124	90,095
Japan Post Bank Co. Ltd. (a)	26,100	212,385
Japan Post Holdings Co. Ltd.	42,700	345,379
Japan Post Insurance Co. Ltd.	3,600	55,911
Japan Real Estate Investment Corp. REIT	24	95,214
Japan Tobacco, Inc.	20,900	439,388
JFE Holdings, Inc.	9,000	113,540
JSR Corp. (a)	3,400	79,578
Kajima Corp.	8,000	96,055
Kansai Electric Power Co., Inc.	12,900	125,133
Kao Corp.	8,600	333,881
KDDI Corp.	28,700	882,629
Keio Corp. (a)	2,000	69,802
Keisei Electric Railway Co. Ltd.	2,500	76,546
Keyence Corp.	3,300	1,598,054
Kikkoman Corp.	2,600	131,670
Kintetsu Group Holdings Co. Ltd. (a)	3,300	105,752
Kirin Holdings Co. Ltd.	14,500	228,357
Kobayashi Pharmaceutical Co. Ltd.	900	54,707
Kobe Bussan Co. Ltd.	2,700	74,758
Koei Tecmo Holdings Co. Ltd.	1,900	34,091
Koito Manufacturing Co. Ltd. (a)	3,900	73,259
Komatsu Ltd.	16,200	398,883
Konami Group Corp.	1,800	82,095
Kose Corp.	600	70,689
Kubota Corp.	17,900	268,856
Kurita Water Industries Ltd. (a)	2,000	90,766
Kyocera Corp.	5,600	289,825
Kyowa Kirin Co. Ltd.	4,900	106,254
Lasertec Corp.	1,400	244,887
Lixil Corp.	5,200	85,058
M3, Inc.	7,700	190,981
Makita Corp. (a)	4,000	98,580
MatsukiyoCocokara & Co.	2,100	110,609
Mazda Motor Corp.	10,300	94,804

See accompanying notes to financial statements.
76

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
McDonald's Holdings Co. Japan Ltd.	1,700	$ 70,509
MEIJI Holdings Co. Ltd. (a)	4,000	94,823
MINEBEA MITSUMI, Inc. (a)	6,400	120,748
MISUMI Group, Inc.	4,800	119,017
Mitsubishi Chemical Group Corp.	22,500	132,829
Mitsubishi Electric Corp.	33,900	402,067
Mitsubishi Estate Co. Ltd.	19,800	234,538
Mitsubishi HC Capital, Inc.	12,300	63,214
Mitsubishi Heavy Industries Ltd.	5,800	212,494
Mitsubishi UFJ Financial Group, Inc.	212,200	1,351,900
Mitsui Chemicals, Inc. (a)	3,300	84,552
Mitsui Fudosan Co. Ltd.	16,400	306,091
Mitsui OSK Lines Ltd. (a)	6,300	156,683
Mizuho Financial Group, Inc.	43,070	607,750
MonotaRO Co. Ltd. (a)	4,700	58,516
MS&AD Insurance Group Holdings, Inc.	7,800	240,640
Murata Manufacturing Co. Ltd.	10,200	616,185
NEC Corp.	4,400	168,608
Nexon Co. Ltd.	8,600	203,870
NGK Insulators Ltd. (a)	3,900	51,340
Nidec Corp. (a)	8,000	411,451
Nihon M&A Center Holdings, Inc.	5,300	39,186
Nintendo Co. Ltd.	19,600	755,636
Nippon Building Fund, Inc. REIT	29	120,062
NIPPON EXPRESS HOLDINGS, Inc.	1,500	89,826
Nippon Paint Holdings Co. Ltd.	14,500	134,879
Nippon Prologis REIT, Inc.	37	77,925
Nippon Sanso Holdings Corp.	3,400	60,852
Nippon Shinyaku Co. Ltd.	900	39,424
Nippon Steel Corp.	14,600	342,265
Nippon Telegraph & Telephone Corp.	21,300	634,087
Nippon Yusen KK (a)	8,500	197,284
Nissan Chemical Corp. (a)	2,300	103,516
Nissan Motor Co. Ltd. (a)	39,800	149,852
Nisshin Seifun Group, Inc. (a)	4,000	46,615
Nissin Foods Holdings Co. Ltd.	1,100	100,255
Nitori Holdings Co. Ltd. (a)	1,500	179,540
Nitto Denko Corp.	2,700	173,454
Nomura Holdings, Inc.	50,800	194,551
Nomura Real Estate Holdings, Inc.	2,000	44,030
Nomura Real Estate Master Fund, Inc. REIT	74	82,568
Nomura Research Institute Ltd.	7,100	163,510
NTT Data Corp.	11,000	143,151
Obayashi Corp.	11,300	86,009
Obic Co. Ltd. (a)	1,300	204,148
Odakyu Electric Railway Co. Ltd. (a)	5,200	67,203
Oji Holdings Corp.	13,800	54,333
Olympus Corp.	21,600	376,284
Omron Corp.	3,300	191,097
Security Description	Shares	Value
Ono Pharmaceutical Co. Ltd.	6,400	$ 132,915
Open House Group Co. Ltd.	1,400	52,070
Oracle Corp. Japan	600	42,963
Oriental Land Co. Ltd. (a)	17,000	578,376
ORIX Corp.	21,500	351,602
Otsuka Corp.	2,200	77,444
Otsuka Holdings Co. Ltd.	7,000	221,061
Pan Pacific International Holdings Corp.	7,100	136,516
Panasonic Holdings Corp. (a)	38,300	340,150
Persol Holdings Co. Ltd.	3,400	67,801
Rakuten Group, Inc.	15,300	70,585
Recruit Holdings Co. Ltd.	25,300	693,854
Renesas Electronics Corp. (b)	21,400	307,678
Resona Holdings, Inc.	38,700	185,954
Ricoh Co. Ltd.	9,900	73,716
Rohm Co. Ltd.	1,600	131,881
SBI Holdings, Inc. (a)	4,100	80,836
SCSK Corp.	2,800	40,709
Secom Co. Ltd.	3,700	226,965
Seiko Epson Corp. (a)	5,100	72,080
Sekisui Chemical Co. Ltd.	6,300	88,803
Sekisui House Ltd.	10,800	218,938
Seven & i Holdings Co. Ltd.	13,400	601,585
SG Holdings Co. Ltd.	4,900	72,162
Sharp Corp. (a)(b)	3,800	26,639
Shimadzu Corp.	4,300	133,759
Shimano, Inc.	1,300	223,097
Shimizu Corp. (a)	10,000	56,353
Shin-Etsu Chemical Co. Ltd.	33,000	1,059,997
Shionogi & Co. Ltd.	4,700	211,074
Shiseido Co. Ltd.	7,000	325,096
Shizuoka Financial Group, Inc.	8,100	57,879
SMC Corp. (a)	1,100	577,151
SoftBank Corp. (a)	50,800	583,614
SoftBank Group Corp. (a)	21,300	829,338
Sompo Holdings, Inc.	5,400	213,095
Sony Group Corp.	22,400	2,017,161
Square Enix Holdings Co. Ltd. (a)	1,500	71,681
Subaru Corp.	11,100	176,354
SUMCO Corp.	5,700	84,843
Sumitomo Chemical Co. Ltd. (a)	25,600	85,596
Sumitomo Electric Industries Ltd.	13,000	165,760
Sumitomo Metal Mining Co. Ltd.	4,400	166,922
Sumitomo Mitsui Financial Group, Inc.	23,000	915,576
Sumitomo Mitsui Trust Holdings, Inc. (a)	5,900	201,307
Sumitomo Realty & Development Co. Ltd.	5,600	125,473
Suntory Beverage & Food Ltd.	2,500	92,700
Suzuki Motor Corp.	6,500	234,623
Sysmex Corp.	3,000	194,823
T&D Holdings, Inc. (a)	9,300	114,669
Taisei Corp. (a)	3,200	98,460

See accompanying notes to financial statements.
77

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Takeda Pharmaceutical Co. Ltd.	26,708	$ 872,942
TDK Corp.	6,800	241,416
Terumo Corp.	11,400	306,136
TIS, Inc. (a)	4,000	104,891
Tobu Railway Co. Ltd. (a)	3,400	80,983
Toho Co. Ltd.	2,200	83,808
Tokio Marine Holdings, Inc.	32,200	616,225
Tokyo Electric Power Co. Holdings, Inc. (b)	25,800	91,693
Tokyo Electron Ltd.	8,400	1,012,368
Tokyu Corp. (a)	9,300	123,124
TOPPAN, Inc.	4,600	92,111
Toray Industries, Inc.	24,100	136,969
Toshiba Corp.	6,800	227,109
Tosoh Corp.	4,700	63,460
TOTO Ltd. (a)	2,500	83,027
Toyota Industries Corp.	2,800	154,632
Toyota Motor Corp. (a)	186,800	2,638,696
Toyota Tsusho Corp.	3,800	160,463
Trend Micro, Inc.	2,400	116,673
Unicharm Corp.	7,100	290,263
USS Co. Ltd.	3,900	67,251
Welcia Holdings Co. Ltd.	1,700	36,200
West Japan Railway Co.	3,900	159,909
Yakult Honsha Co. Ltd.	2,300	166,421
Yamaha Corp. (a)	2,700	103,261
Yamaha Motor Co. Ltd.	5,200	135,187
Yamato Holdings Co. Ltd.	5,200	88,653
Yaskawa Electric Corp.	4,300	186,423
Yokogawa Electric Corp.	4,100	66,233
Z Holdings Corp. (a)	45,300	126,890
ZOZO, Inc.	2,400	54,369
		54,787,169
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	3,084	63,871
LUXEMBOURG — 0.2%
ArcelorMittal SA	9,325	282,355
Eurofins Scientific SE	2,365	158,381
		440,736
MACAU — 0.2%
Galaxy Entertainment Group Ltd. (b)	37,000	247,218
Sands China Ltd. (b)	43,200	150,238
		397,456
NETHERLANDS — 4.5%
ABN AMRO Bank NV GDR (d)	6,946	110,330
Adyen NV (b)(d)	380	602,432
Aegon NV	32,340	138,821
Akzo Nobel NV	3,246	253,846
Argenx SE (b)	984	364,231
ASM International NV	831	335,766
ASML Holding NV	7,111	4,830,136
Euronext NV (d)	1,485	113,872
EXOR NV (b)	1,829	150,703
Security Description	Shares	Value
Heineken Holding NV	2,032	$ 186,658
Heineken NV	4,585	493,455
IMCD NV	987	161,278
ING Groep NV	65,725	780,478
JDE Peet's NV	1,842	53,673
Koninklijke Ahold Delhaize NV	18,487	632,483
Koninklijke DSM NV	3,126	369,171
Koninklijke KPN NV	58,235	206,005
Koninklijke Philips NV	15,646	286,188
NN Group NV	4,867	176,928
OCI NV	1,845	62,661
Randstad NV (a)	2,185	129,615
Universal Music Group NV	12,686	321,206
Wolters Kluwer NV	4,543	574,274
		11,334,210
NEW ZEALAND — 0.3%
Auckland International Airport Ltd. (b)	21,257	115,705
Fisher & Paykel Healthcare Corp. Ltd.	9,983	166,452
Mercury NZ Ltd.	12,093	47,741
Meridian Energy Ltd.	23,637	77,639
Spark New Zealand Ltd.	32,141	101,752
Xero Ltd. (b)	2,311	138,404
		647,693
NORWAY — 0.4%
DNB Bank ASA	16,356	292,587
Gjensidige Forsikring ASA (a)	3,784	61,892
Kongsberg Gruppen ASA	1,566	63,220
Mowi ASA	7,419	137,002
Norsk Hydro ASA	23,293	173,033
Orkla ASA	13,414	95,113
Salmar ASA	1,031	44,870
Telenor ASA	12,022	140,846
		1,008,563
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	51,715	281,828
Jeronimo Martins SGPS SA	4,741	111,361
		393,189
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	57,570	123,839
CapitaLand Integrated Commercial Trust REIT	94,509	140,745
Capitaland Investment Ltd.	45,905	127,058
City Developments Ltd.	6,700	37,140
DBS Group Holdings Ltd.	31,800	789,290
Genting Singapore Ltd.	111,600	94,011
Grab Holdings Ltd. Class A (a)(b)	23,912	71,975
Mapletree Logistics Trust REIT	56,347	72,471
Mapletree Pan Asia Commercial Trust REIT	42,700	57,809
Oversea-Chinese Banking Corp. Ltd.	59,489	553,480
Sea Ltd. ADR (b)	6,281	543,620

See accompanying notes to financial statements.
78

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Singapore Airlines Ltd.	23,300	$ 100,417
Singapore Exchange Ltd.	15,200	107,465
Singapore Technologies Engineering Ltd.	26,800	73,775
Singapore Telecommunications Ltd.	144,100	266,621
STMicroelectronics NV	11,969	636,597
United Overseas Bank Ltd.	20,771	464,928
UOL Group Ltd.	7,223	37,648
Venture Corp. Ltd.	4,900	65,122
		4,364,011
SOUTH AFRICA — 0.3%
Anglo American PLC	22,521	745,718
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b)(d)	2,754	93,862
SPAIN — 2.7%
Abertis Infraestructuras SA (b)	132	430
Acciona SA	442	88,695
ACS Actividades de Construccion y Servicios SA	3,902	124,424
Aena SME SA (b)(d)	1,314	212,569
Amadeus IT Group SA (b)	7,939	531,838
Banco Bilbao Vizcaya Argentaria SA (a)	107,529	767,656
Banco Santander SA	297,643	1,107,880
CaixaBank SA	78,452	305,479
Cellnex Telecom SA (b)(d)	9,967	387,233
Corp. ACCIONA Energias Renovables SA (a)	1,162	45,145
EDP Renovaveis SA	4,990	114,337
Enagas SA	4,494	86,420
Endesa SA	5,395	117,228
Ferrovial SA	8,652	254,645
Grifols SA (a)(b)	5,204	51,496
Iberdrola SA	108,375	1,352,290
Industria de Diseno Textil SA	19,121	641,917
Red Electrica Corp. SA	7,406	130,349
Telefonica SA	90,997	392,786
		6,712,817
SWEDEN — 3.3%
Alfa Laval AB	5,034	179,475
Assa Abloy AB Class B	17,536	419,901
Atlas Copco AB Class A	47,479	602,282
Atlas Copco AB Class B	27,259	313,295
Boliden AB	4,676	183,892
Electrolux AB Class B	3,954	48,014
Embracer Group AB (a)(b)	11,189	52,300
Epiroc AB Class A	11,275	223,770
Epiroc AB Class B	6,559	111,609
EQT AB	6,270	127,340
Essity AB Class B (a)	10,616	303,445
Evolution AB (d)	3,205	429,062
Fastighets AB Balder Class B (b)	10,642	43,627
Getinge AB Class B (a)	3,957	96,430
Security Description	Shares	Value
H & M Hennes & Mauritz AB Class B	12,580	$ 179,330
Hexagon AB Class B	34,366	393,884
Holmen AB Class B (a)	1,643	63,251
Husqvarna AB Class B (a)	7,746	67,110
Industrivarden AB Class A	2,248	60,636
Industrivarden AB Class C (a)	2,623	70,624
Indutrade AB	4,785	101,565
Investment AB Latour Class B	2,575	52,297
Investor AB Class A	8,639	175,953
Investor AB Class B	32,429	644,386
Kinnevik AB Class B (b)	4,156	61,922
L E Lundbergforetagen AB Class B	1,244	56,228
Lifco AB Class B	4,037	86,817
Nibe Industrier AB Class B	26,552	301,636
Sagax AB Class B (a)	3,334	76,779
Sandvik AB	18,680	395,954
Securitas AB Class B	8,721	77,609
Skandinaviska Enskilda Banken AB Class A (a)(b)	28,677	316,235
Skanska AB Class B (a)	5,815	88,911
SKF AB Class B	6,653	130,884
Svenska Cellulosa AB SCA Class B (a)	10,585	139,285
Svenska Handelsbanken AB Class A (a)	26,158	226,628
Swedbank AB Class A (a)	15,847	260,027
Swedish Orphan Biovitrum AB (b)	2,992	69,682
Tele2 AB Class B	10,179	101,353
Telefonaktiebolaget LM Ericsson Class B (a)	50,992	297,999
Telia Co. AB (a)	47,132	119,858
Volvo AB Class A (a)	3,505	75,376
Volvo AB Class B (a)	26,441	545,290
Volvo Car AB Class B (a)(b)	10,441	45,506
		8,417,457
SWITZERLAND — 6.4%
ABB Ltd.	27,857	956,570
Adecco Group AG	2,827	102,583
Alcon, Inc.	8,887	629,401
Bachem Holding AG Class B (a)	538	53,827
Baloise Holding AG	794	123,765
Banque Cantonale Vaudoise (a)	534	50,445
Barry Callebaut AG	63	133,717
BKW AG	374	58,871
Chocoladefabriken Lindt & Spruengli AG (e)	19	224,618
Chocoladefabriken Lindt & Spruengli AG (e)	2	236,440
Cie Financiere Richemont SA Class A	9,210	1,470,898
Clariant AG (b)	3,507	58,005
Credit Suisse Group AG (a)	62,812	56,559
EMS-Chemie Holding AG	122	100,693

See accompanying notes to financial statements.
79

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Geberit AG	641	$ 357,284
Givaudan SA	166	540,220
Julius Baer Group Ltd.	3,731	254,519
Kuehne & Nagel International AG	959	285,427
Logitech International SA	3,053	177,455
Lonza Group AG	1,314	787,350
Novartis AG	38,131	3,496,090
Partners Group Holding AG	397	372,338
Schindler Holding AG (e)	722	159,724
Schindler Holding AG (e)	411	86,829
SGS SA	112	246,546
SIG Group AG (a)(b)	5,415	139,413
Sika AG	2,567	717,934
Sonova Holding AG	947	278,435
Straumann Holding AG	1,952	291,342
Swatch Group AG Bearer Shares (e)	504	172,901
Swatch Group AG (e)	919	58,145
Swiss Life Holding AG	539	332,291
Swiss Prime Site AG	1,317	109,636
Swisscom AG	455	290,467
Temenos AG	1,196	82,845
UBS Group AG	59,343	1,253,053
VAT Group AG (a)(d)	467	167,773
Zurich Insurance Group AG	2,649	1,269,189
		16,183,598
UNITED KINGDOM — 11.4%
3i Group PLC	17,015	354,494
abrdn PLC (a)	37,771	95,038
Admiral Group PLC	3,348	84,366
Ashtead Group PLC	7,756	475,468
Associated British Foods PLC	6,235	149,560
AstraZeneca PLC	27,313	3,793,177
Auto Trader Group PLC (d)	17,054	129,934
Aviva PLC	49,919	249,482
BAE Systems PLC	54,977	667,935
Barclays PLC	282,331	508,971
Barratt Developments PLC	17,404	100,387
Berkeley Group Holdings PLC	2,073	107,576
British American Tobacco PLC	37,508	1,317,332
British Land Co. PLC REIT	16,348	78,388
BT Group PLC (a)	121,743	219,471
Bunzl PLC	6,038	228,226
Burberry Group PLC	6,825	218,227
CNH Industrial NV	17,899	273,805
Coca-Cola Europacific Partners PLC	3,602	212,889
Compass Group PLC	31,047	780,429
Croda International PLC	2,485	199,656
DCC PLC	1,657	96,662
Diageo PLC	40,111	1,792,372
Entain PLC	10,319	160,316
Halma PLC	6,658	183,498
Hargreaves Lansdown PLC	6,107	60,363
HSBC Holdings PLC	351,802	2,391,116
Security Description	Shares	Value
Imperial Brands PLC	15,982	$ 368,344
Informa PLC	25,263	216,344
InterContinental Hotels Group PLC	3,165	207,878
Intertek Group PLC	2,826	141,620
J Sainsbury PLC	30,931	106,588
JD Sports Fashion PLC	44,697	98,235
Johnson Matthey PLC	3,235	79,338
Just Eat Takeaway.com NV (b)(d)	3,114	59,308
Kingfisher PLC	33,904	109,497
Land Securities Group PLC REIT	12,366	94,981
Legal & General Group PLC	104,297	308,081
Lloyds Banking Group PLC	1,186,609	699,479
London Stock Exchange Group PLC	6,676	649,467
M&G PLC	39,339	96,309
Melrose Industries PLC	70,042	144,195
National Grid PLC	65,431	887,092
NatWest Group PLC	93,081	303,377
Next PLC	2,302	187,059
Ocado Group PLC (a)(b)	10,101	66,818
Pearson PLC	11,861	123,836
Persimmon PLC	5,472	84,979
Phoenix Group Holdings PLC	13,137	88,753
Reckitt Benckiser Group PLC	12,608	959,981
RELX PLC (e)	19,572	633,551
RELX PLC (e)	14,201	459,620
Rentokil Initial PLC	44,474	325,320
Rolls-Royce Holdings PLC (b)	148,107	272,896
Sage Group PLC	18,610	178,330
Schroders PLC	15,639	88,949
Segro PLC REIT	21,442	203,506
Severn Trent PLC	4,422	157,412
Smith & Nephew PLC	15,340	212,811
Smiths Group PLC	6,771	143,705
Spirax-Sarco Engineering PLC	1,308	191,728
SSE PLC	19,233	428,765
St. James's Place PLC	9,171	137,321
Standard Chartered PLC	43,781	332,485
Taylor Wimpey PLC	61,930	91,084
Tesco PLC	134,371	441,442
Unilever PLC	44,845	2,323,296
United Utilities Group PLC	11,923	156,267
Vodafone Group PLC	459,665	507,539
Whitbread PLC	3,435	126,864
WPP PLC	19,029	225,543
		28,649,131
UNITED STATES — 7.9%
Computershare Ltd.	9,735	140,767
CSL Ltd.	8,483	1,637,974
CyberArk Software Ltd. (b)	710	105,066
Experian PLC	16,153	531,265
GSK PLC	71,604	1,265,162
Haleon PLC	90,014	358,379

See accompanying notes to financial statements.
80

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Holcim AG (b)	9,711	$ 626,105
James Hardie Industries PLC CDI	7,618	162,402
Nestle SA	48,485	5,915,536
QIAGEN NV (b)	4,085	186,003
Roche Holding AG Bearer Shares (e)	467	140,578
Roche Holding AG (e)	12,385	3,537,700
Sanofi	20,096	2,188,570
Schneider Electric SE	9,602	1,603,204
Stellantis NV (e)	18,023	327,552
Stellantis NV (e)	21,257	386,512
Swiss Re AG	5,286	542,979
Tenaris SA	8,777	124,918
		19,780,672
TOTAL COMMON STOCKS (Cost $251,079,543)		249,205,905

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (b) (Cost $225,892)	2,018	258,710
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f)(g)	6,647	6,648
State Street Navigator Securities Lending Portfolio II (h)(i)	9,606,972	9,606,972
TOTAL SHORT-TERM INVESTMENTS (Cost $9,613,619)		9,613,620
TOTAL INVESTMENTS — 103.0% (Cost $260,919,054)		259,078,235
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(7,456,785)
NET ASSETS — 100.0%		$ 251,621,450

(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$249,205,475	$430	$—	$249,205,905
Preferred Stocks	258,710	—	—	258,710
Short-Term Investments	9,613,620	—	—	9,613,620
TOTAL INVESTMENTS	$259,077,805	$430	$—	$259,078,235

See accompanying notes to financial statements.
81

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	19.5%
Industrials	15.4
Health Care	14.2
Consumer Discretionary	13.1
Consumer Staples	11.2
Information Technology	8.5
Materials	6.7
Communication Services	4.9
Utilities	2.9
Real Estate	2.6
Energy	0.2
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(3.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,839	$ 6,840	$ 2,855,854	$ 2,855,841	$(205)	$—	6,647	$ 6,648	$ 3,639
State Street Navigator Securities Lending Portfolio II	9,179,619	9,179,619	25,605,906	25,178,553	—	—	9,606,972	9,606,972	22,955
Total		$9,186,459	$28,461,760	$28,034,394	$(205)	$—		$9,613,620	$26,594
See accompanying notes to financial statements.
82

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 6.7%
Ampol Ltd.	9,514	$ 194,282
ANZ Group Holdings Ltd.	98,215	1,508,324
Aristocrat Leisure Ltd.	997	24,840
ASX Ltd.	12,425	541,073
Aurizon Holdings Ltd.	120,701	271,621
BHP Group Ltd.	459,092	14,522,137
BlueScope Steel Ltd.	40,072	540,790
Brambles Ltd.	119,370	1,073,703
Cochlear Ltd.	2,148	340,508
Coles Group Ltd.	78,038	941,833
Commonwealth Bank of Australia	42,491	2,798,026
Dexus REIT	35,730	179,716
Endeavour Group Ltd.	36,654	166,197
Flutter Entertainment PLC (a)	1,344	244,801
Fortescue Metals Group Ltd.	168,044	2,531,193
Glencore PLC	786,303	4,516,955
Goodman Group REIT	110,844	1,394,928
GPT Group REIT	39,865	113,206
Insurance Australia Group Ltd.	61,581	193,434
Lendlease Corp. Ltd. Stapled Security	21,433	103,785
Lottery Corp. Ltd.	47,008	161,196
Macquarie Group Ltd.	4,608	542,124
Medibank Pvt Ltd.	398,829	897,509
Mineral Resources Ltd.	2,523	136,179
Mirvac Group REIT	59,439	82,803
National Australia Bank Ltd.	71,241	1,322,623
Newcrest Mining Ltd.	94,051	1,691,300
Northern Star Resources Ltd.	9,559	78,810
Origin Energy Ltd.	43,128	239,457
QBE Insurance Group Ltd.	28,662	280,075
Ramsay Health Care Ltd.	3,241	144,436
REA Group Ltd.	3,995	369,320
Rio Tinto Ltd.	39,293	3,161,664
Rio Tinto PLC	115,543	7,826,043
Santos Ltd.	62,892	290,641
Scentre Group REIT	140,186	258,196
SEEK Ltd.	5,298	84,876
Sonic Healthcare Ltd.	58,019	1,353,821
South32 Ltd.	98,059	287,000
Stockland REIT	40,353	107,565
Suncorp Group Ltd.	38,737	314,183
Telstra Group Ltd.	424,806	1,200,649
Transurban Group Stapled Security	97,264	925,676
Vicinity Ltd. REIT	77,172	100,529
Wesfarmers Ltd.	180,695	6,081,281
Westpac Banking Corp.	105,839	1,535,384
Woodside Energy Group Ltd.	18,596	415,239
Woolworths Group Ltd.	98,894	2,510,279
		64,600,210
Security Description	Shares	Value
AUSTRIA — 0.2%
Erste Group Bank AG	12,248	$ 405,859
Mondi PLC	39,508	626,253
OMV AG	6,863	315,103
Verbund AG	4,236	368,176
voestalpine AG	8,993	305,619
		2,021,010
BELGIUM — 0.9%
Ageas SA	7,338	317,778
Anheuser-Busch InBev SA	14,774	984,421
Groupe Bruxelles Lambert NV	33,088	2,821,954
KBC Group NV	8,114	558,018
Sofina SA	1,381	309,680
Solvay SA	2,843	325,403
UCB SA	36,466	3,266,148
Umicore SA	15,731	533,408
		9,116,810
BRAZIL — 0.0% (b)
Yara International ASA	6,758	292,889
CHINA — 0.8%
BOC Hong Kong Holdings Ltd.	815,036	2,538,568
Prosus NV (a)	50,492	3,946,415
SITC International Holdings Co. Ltd.	155,000	332,906
Wilmar International Ltd.	152,000	481,306
Xinyi Glass Holdings Ltd.	197,000	352,845
		7,652,040
DENMARK — 4.6%
AP Moller - Maersk AS Class A	371	657,964
AP Moller - Maersk AS Class B	476	863,965
Carlsberg AS Class B	7,713	1,195,779
Chr Hansen Holding AS	21,007	1,596,232
Coloplast AS Class B	9,996	1,314,713
Danske Bank AS (a)	37,578	756,323
Demant AS (a)	4,701	164,686
DSV AS	12,813	2,478,863
Genmab AS (a)	7,514	2,837,250
Novo Nordisk AS Class B	173,085	27,409,658
Novozymes AS Class B	34,222	1,751,391
Orsted AS (c)	3,506	298,313
Pandora AS	9,016	861,816
ROCKWOOL AS Class B	650	159,311
Tryg AS	61,946	1,354,283
Vestas Wind Systems AS	10,942	317,573
		44,018,120
FINLAND — 1.6%
Elisa Oyj	59,869	3,613,882
Fortum Oyj (a)	17,067	261,727
Kesko Oyj Class B	18,372	395,313
Kone Oyj Class B	69,247	3,611,203
Neste Oyj	30,272	1,494,148
Nokia Oyj	166,043	814,584
Nordea Bank Abp (d)	88,814	947,619

See accompanying notes to financial statements.
83

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Nordea Bank Abp (d)	9,019	$ 96,448
Orion Oyj Class B	42,594	1,906,119
Sampo Oyj Class A	18,977	896,451
Stora Enso Oyj Class R	6,091	79,278
UPM-Kymmene Oyj (a)	18,430	619,720
Wartsila OYJ Abp	20,294	191,557
		14,928,049
FRANCE — 8.3%
Aeroports de Paris (a)	338	48,345
Air Liquide SA	21,209	3,553,156
Airbus SE	7,193	963,413
Alstom SA (e)	12,037	327,986
Arkema SA	924	91,152
AXA SA	152,174	4,656,503
BioMerieux	8,807	928,131
BNP Paribas SA	54,752	3,284,184
Bouygues SA	11,790	398,239
Bureau Veritas SA	10,405	299,230
Capgemini SE	2,413	447,639
Carrefour SA	130,485	2,641,090
Cie de Saint-Gobain	14,461	822,008
Cie Generale des Etablissements Michelin SCA	18,663	570,680
Credit Agricole SA	55,818	630,571
Danone SA	33,520	2,087,104
Dassault Systemes SE	6,733	277,058
Eiffage SA	3,034	328,772
Engie SA (e)	70,799	1,121,026
EssilorLuxottica SA	4,063	732,765
Getlink SE	17,519	289,119
Hermes International	2,743	5,554,966
Ipsen SA	9,092	1,002,617
Kering SA	5,235	3,412,539
Klepierre SA REIT	8,112	183,757
La Francaise des Jeux SAEM (c)	26,479	1,104,408
Legrand SA	7,171	655,062
L'Oreal SA	20,924	9,348,896
LVMH Moet Hennessy Louis Vuitton SE	17,373	15,937,961
Orange SA	423,992	5,044,996
Pernod Ricard SA	8,994	2,039,318
Publicis Groupe SA	6,667	519,929
Renault SA (a)	17,472	713,740
Safran SA	3,082	457,196
Sartorius Stedim Biotech	2,214	678,323
SEB SA	7,819	890,271
Societe Generale SA	55,720	1,258,261
Sodexo SA	2,649	259,193
Teleperformance	467	112,484
Thales SA	3,605	534,036
TotalEnergies SE	65,642	3,876,778
Unibail-Rodamco-Westfield CDI (a)	1,080	2,893
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (a)(d)	369	$ 19,798
Unibail-Rodamco-Westfield REIT (a)(d)(e)	1,623	87,081
Valeo SA	8,062	165,632
Veolia Environnement SA (e)	14,041	433,238
Vinci SA	12,168	1,397,610
Vivendi SE	21,431	216,538
Worldline SA (a)(c)	992	42,151
		80,447,843
GERMANY — 5.7%
adidas AG	3,814	674,515
Allianz SE	13,252	3,063,817
Aroundtown SA	62,769	89,541
BASF SE	27,756	1,458,320
Bayer AG	20,021	1,277,266
Bayerische Motoren Werke AG	15,654	1,716,715
Bayerische Motoren Werke AG Preference Shares	4,038	413,702
Bechtle AG	6,098	291,441
Beiersdorf AG	24,187	3,152,042
Brenntag SE	9,539	717,164
Carl Zeiss Meditec AG	1,796	249,762
Commerzbank AG (a)	57,375	604,775
Continental AG	3,637	272,332
Covestro AG (c)	9,823	406,931
Daimler Truck Holding AG (a)	17,871	604,030
Deutsche Bank AG	94,304	958,584
Deutsche Boerse AG	17,037	3,321,592
Deutsche Lufthansa AG (a)	30,657	341,733
Deutsche Post AG	86,457	4,047,495
Deutsche Telekom AG	224,399	5,448,891
E.ON SE	68,493	855,763
Fresenius Medical Care AG & Co. KGaA	9,456	401,693
Fresenius SE & Co. KGaA	20,657	557,703
GEA Group AG	6,356	289,685
Hannover Rueck SE	2,442	478,488
HeidelbergCement AG	4,924	359,819
HelloFresh SE (a)	863	20,543
Henkel AG & Co. KGaA Preference Shares	16,168	1,265,786
Henkel AG & Co. KGaA	6,191	450,656
Infineon Technologies AG	15,372	629,290
Knorr-Bremse AG	7,736	515,045
LEG Immobilien SE	1,123	61,590
Mercedes-Benz Group AG	38,048	2,925,850
Merck KGaA	11,806	2,200,408
MTU Aero Engines AG	795	199,176
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,914	1,721,768
Nemetschek SE	4,050	278,440
Porsche Automobil Holding SE Preference Shares	7,414	426,267
Puma SE	1,376	85,003

See accompanying notes to financial statements.
84

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Rational AG	205	$ 137,420
Rheinmetall AG	2,694	800,799
RWE AG	40,845	1,759,066
SAP SE	11,371	1,433,808
Sartorius AG Preference Shares	1,144	481,002
Siemens AG	12,015	1,948,395
Siemens Energy AG (a)	9,584	210,750
Siemens Healthineers AG (c)	4,238	244,124
Symrise AG	23,407	2,548,139
Telefonica Deutschland Holding AG	83,179	256,379
United Internet AG	2,126	36,656
Volkswagen AG	1,799	308,815
Volkswagen AG Preference Shares	15,242	2,080,557
Vonovia SE	6,337	119,383
Zalando SE (a)(c)	1,632	68,335
		55,267,249
HONG KONG — 3.4%
AIA Group Ltd.	183,823	1,935,423
CK Asset Holdings Ltd.	95,854	581,844
CK Infrastructure Holdings Ltd.	237,500	1,291,887
CLP Holdings Ltd.	445,000	3,214,224
Hang Lung Properties Ltd.	59,000	110,334
Hang Seng Bank Ltd.	287,229	4,087,093
Henderson Land Development Co. Ltd.	38,000	131,428
HKT Trust & HKT Ltd. Stapled Security	1,556,540	2,066,147
Hong Kong & China Gas Co. Ltd.	880,652	775,203
Hong Kong Exchanges & Clearing Ltd.	85,872	3,809,022
Hongkong Land Holdings Ltd.	49,200	215,988
Jardine Matheson Holdings Ltd.	44,800	2,175,936
Link REIT	330,409	2,125,575
MTR Corp. Ltd.	665,789	3,210,226
New World Development Co. Ltd.	86,687	232,455
Power Assets Holdings Ltd.	608,500	3,263,441
Prudential PLC	59,551	811,423
Sino Land Co. Ltd.	78,000	105,524
Sun Hung Kai Properties Ltd.	92,000	1,289,180
Swire Pacific Ltd. Class A	15,500	119,064
Techtronic Industries Co. Ltd.	101,000	1,091,708
WH Group Ltd. (c)	481,290	286,937
Wharf Real Estate Investment Co. Ltd.	21,000	120,650
		33,050,712
IRELAND — 0.6%
AerCap Holdings NV (a)	4,235	238,134
Bank of Ireland Group PLC	35,246	357,044
CRH PLC	19,116	965,220
Kerry Group PLC Class A	25,296	2,524,024
Security Description	Shares	Value
Kingspan Group PLC	9,935	$ 680,446
Smurfit Kappa Group PLC	18,924	685,264
		5,450,132
ISRAEL — 0.9%
Azrieli Group Ltd.	5,400	308,644
Bank Hapoalim BM	215,262	1,778,580
Bank Leumi Le-Israel BM	260,429	1,952,865
Check Point Software Technologies Ltd. (a)	18,900	2,457,000
Elbit Systems Ltd.	491	83,046
ICL Group Ltd.	84,898	568,950
Israel Discount Bank Ltd. Class A	41,045	200,058
Mizrahi Tefahot Bank Ltd.	31,819	991,513
Nice Ltd. (a)	304	67,982
Teva Pharmaceutical Industries Ltd. ADR (a)	24,859	220,002
Teva Pharmaceutical Industries Ltd. (a)	28,588	253,832
		8,882,472
ITALY — 2.1%
Assicurazioni Generali SpA	55,449	1,107,258
Coca-Cola HBC AG (a)	2,210	60,471
Davide Campari-Milano NV	24,315	297,192
DiaSorin SpA (e)	1,867	196,877
Enel SpA	222,223	1,358,550
Eni SpA	86,294	1,209,991
Ferrari NV	17,244	4,670,571
FinecoBank Banca Fineco SpA	45,582	700,249
Infrastrutture Wireless Italiane SpA (c)	95,837	1,261,960
Intesa Sanpaolo SpA ADR	693,659	1,784,209
Mediobanca Banca di Credito Finanziario SpA (e)	27,047	272,342
Moncler SpA	14,729	1,016,787
Poste Italiane SpA (c)	9,892	101,152
Prysmian SpA	3,061	128,702
Recordati Industria Chimica e Farmaceutica SpA	31,903	1,350,393
Snam SpA	320,492	1,702,343
Telecom Italia SpA (a)	1,109,570	366,711
Terna - Rete Elettrica Nazionale	85,188	700,252
UniCredit SpA	102,829	1,945,020
		20,231,030
JAPAN — 22.4%
Advantest Corp.	16,700	1,525,825
Aeon Co. Ltd.	30,800	593,830
AGC, Inc.	5,500	203,528
Aisin Corp.	6,300	172,541
Ajinomoto Co., Inc. (e)	15,500	536,426
ANA Holdings, Inc. (a)	5,300	114,530
Asahi Group Holdings Ltd.	16,000	591,960
Asahi Intecc Co. Ltd.	17,600	307,329
Asahi Kasei Corp.	30,800	214,367

See accompanying notes to financial statements.
85

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Astellas Pharma, Inc.	46,900	$ 663,556
Azbil Corp.	6,100	165,459
Bandai Namco Holdings, Inc.	61,500	1,316,273
Bridgestone Corp.	37,200	1,500,131
Brother Industries Ltd.	23,200	347,242
Canon, Inc.	126,000	2,798,054
Capcom Co. Ltd.	11,700	416,256
Central Japan Railway Co.	9,000	1,069,126
Chiba Bank Ltd.	139,500	896,179
Chubu Electric Power Co., Inc.	172,900	1,817,470
Chugai Pharmaceutical Co. Ltd. (e)	94,000	2,309,565
Concordia Financial Group Ltd.	164,900	604,637
CyberAgent, Inc.	32,900	275,629
Daifuku Co. Ltd.	12,300	225,779
Dai-ichi Life Holdings, Inc.	37,708	689,901
Daiichi Sankyo Co. Ltd.	7,318	265,139
Daikin Industries Ltd.	1,900	337,700
Daito Trust Construction Co. Ltd.	5,200	515,351
Daiwa House Industry Co. Ltd.	31,300	732,348
Daiwa House REIT Investment Corp.	83	169,318
Daiwa Securities Group, Inc. (e)	27,200	126,916
Denso Corp.	8,000	447,396
Dentsu Group, Inc.	1,300	45,420
Disco Corp. (e)	5,100	586,295
East Japan Railway Co.	37,300	2,055,718
Eisai Co. Ltd.	4,100	231,170
ENEOS Holdings, Inc.	571,682	1,998,245
FANUC Corp.	8,500	304,005
Fast Retailing Co. Ltd.	2,400	520,790
FUJIFILM Holdings Corp.	29,900	1,504,773
Fujitsu Ltd.	14,600	1,956,503
GMO Payment Gateway, Inc.	300	25,652
Hakuhodo DY Holdings, Inc. (e)	23,300	261,729
Hamamatsu Photonics KK	18,600	993,658
Hankyu Hanshin Holdings, Inc.	25,100	740,232
Hikari Tsushin, Inc.	2,500	348,824
Hirose Electric Co. Ltd.	12,800	1,660,951
Hitachi Ltd.	25,900	1,411,277
Honda Motor Co. Ltd.	91,100	2,402,592
Hoshizaki Corp.	3,000	110,113
Hoya Corp.	25,500	2,789,691
Idemitsu Kosan Co. Ltd. (e)	71,400	1,555,789
Iida Group Holdings Co. Ltd.	6,300	102,199
Inpex Corp.	31,700	332,744
Isuzu Motors Ltd.	26,000	308,468
ITOCHU Corp.	125,014	4,040,012
Itochu Techno-Solutions Corp.	20,200	494,034
Japan Airlines Co. Ltd.	5,200	100,882
Japan Exchange Group, Inc.	42,806	649,214
Japan Metropolitan Fund Invest REIT	243	176,558
Japan Post Bank Co. Ltd.	198,100	1,612,009
Security Description	Shares	Value
Japan Post Holdings Co. Ltd.	387,100	$ 3,131,063
Japan Post Insurance Co. Ltd.	25,500	396,037
Japan Real Estate Investment Corp. REIT	40	158,690
Japan Tobacco, Inc.	161,300	3,391,069
JFE Holdings, Inc.	35,700	450,374
Kajima Corp.	38,100	457,463
Kansai Electric Power Co., Inc.	43,800	424,869
Kao Corp.	43,200	1,677,169
KDDI Corp.	171,118	5,262,499
Keio Corp.	16,000	558,419
Keisei Electric Railway Co. Ltd.	8,100	248,009
Keyence Corp.	10,600	5,133,143
Kikkoman Corp.	6,700	339,304
Kintetsu Group Holdings Co. Ltd.	51,500	1,650,368
Kirin Holdings Co. Ltd.	35,700	562,230
Kobayashi Pharmaceutical Co. Ltd.	6,500	395,109
Kobe Bussan Co. Ltd.	8,700	240,886
Koei Tecmo Holdings Co. Ltd.	12,060	216,390
Koito Manufacturing Co. Ltd.	3,200	60,110
Komatsu Ltd.	27,500	677,117
Kose Corp.	1,000	117,815
Kubota Corp.	28,900	434,075
Kyocera Corp.	6,300	326,053
Kyowa Kirin Co. Ltd.	18,800	407,670
Lasertec Corp.	5,600	979,548
Lixil Corp.	21,000	343,504
M3, Inc.	29,200	724,241
Makita Corp. (e)	13,100	322,849
Marubeni Corp.	73,800	995,626
Mazda Motor Corp.	44,000	404,989
McDonald's Holdings Co. Japan Ltd.	41,400	1,717,094
MEIJI Holdings Co. Ltd. (e)	74,200	1,758,968
MISUMI Group, Inc.	17,100	423,999
Mitsubishi Chemical Group Corp.	62,100	366,609
Mitsubishi Corp.	91,700	3,273,474
Mitsubishi Electric Corp.	59,000	699,763
Mitsubishi Estate Co. Ltd.	26,200	310,349
Mitsubishi Heavy Industries Ltd.	13,700	501,925
Mitsubishi UFJ Financial Group, Inc.	801,900	5,108,806
Mitsui & Co. Ltd.	51,700	1,598,897
Mitsui Chemicals, Inc.	4,900	125,547
Mitsui Fudosan Co. Ltd.	28,600	533,792
Mitsui OSK Lines Ltd.	37,800	940,101
Mizuho Financial Group, Inc.	376,540	5,313,263
MonotaRO Co. Ltd.	23,300	290,090
MS&AD Insurance Group Holdings, Inc.	28,800	888,518
Murata Manufacturing Co. Ltd.	45,000	2,718,461
NEC Corp.	33,100	1,268,390
Nexon Co. Ltd.	5,400	128,011

See accompanying notes to financial statements.
86

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Nidec Corp.	2,200	$ 113,149
Nihon M&A Center Holdings, Inc.	24,500	181,141
Nintendo Co. Ltd.	88,500	3,411,928
Nippon Building Fund, Inc. REIT	38	157,322
NIPPON EXPRESS HOLDINGS, Inc.	5,600	335,352
Nippon Paint Holdings Co. Ltd.	17,700	164,645
Nippon Prologis REIT, Inc.	565	1,189,943
Nippon Shinyaku Co. Ltd.	8,200	359,201
Nippon Steel Corp.	48,200	1,129,942
Nippon Telegraph & Telephone Corp.	134,800	4,012,906
Nippon Yusen KK	29,600	687,012
Nissan Chemical Corp.	7,100	319,551
Nissan Motor Co. Ltd.	162,016	610,010
Nissin Foods Holdings Co. Ltd.	22,700	2,068,908
Nitori Holdings Co. Ltd.	22,500	2,693,102
Nitto Denko Corp.	5,600	359,757
Nomura Holdings, Inc.	139,600	534,632
Nomura Real Estate Master Fund, Inc. REIT	113	126,084
Nomura Research Institute Ltd.	29,000	667,856
NTT Data Corp.	6,400	83,288
Obayashi Corp.	92,300	702,531
Obic Co. Ltd. (e)	11,300	1,774,513
Odakyu Electric Railway Co. Ltd.	31,800	410,970
Oji Holdings Corp.	34,400	135,439
Olympus Corp.	72,000	1,254,279
Ono Pharmaceutical Co. Ltd.	94,800	1,968,797
Open House Group Co. Ltd.	5,300	197,122
Oracle Corp. Japan	6,200	443,955
Oriental Land Co. Ltd. (e)	38,500	1,309,850
ORIX Corp.	49,900	816,044
Osaka Gas Co. Ltd.	94,700	1,551,887
Otsuka Corp.	22,900	806,120
Otsuka Holdings Co. Ltd.	118,000	3,726,456
Pan Pacific International Holdings Corp.	59,700	1,147,887
Panasonic Holdings Corp.	98,500	874,799
Persol Holdings Co. Ltd.	12,100	241,291
Rakuten Group, Inc. (e)	6,600	30,449
Recruit Holdings Co. Ltd.	89,105	2,443,709
Renesas Electronics Corp. (a)	7,200	103,518
Resona Holdings, Inc.	135,200	649,639
Ricoh Co. Ltd.	32,400	241,253
SBI Holdings, Inc. (e)	5,300	104,495
Secom Co. Ltd.	37,600	2,306,457
Seiko Epson Corp.	1,800	25,440
Sekisui Chemical Co. Ltd.	19,600	276,276
Sekisui House Ltd.	82,700	1,676,494
Seven & i Holdings Co. Ltd.	37,000	1,661,094
SG Holdings Co. Ltd.	113,700	1,674,446
Shimadzu Corp.	20,900	650,131
Shimano, Inc.	5,400	926,711
Security Description	Shares	Value
Shin-Etsu Chemical Co. Ltd.	126,000	$ 4,047,261
Shionogi & Co. Ltd.	27,100	1,217,046
Shiseido Co. Ltd.	2,500	116,106
Shizuoka Financial Group, Inc.	183,500	1,311,207
SMC Corp.	3,100	1,626,516
SoftBank Corp. (e)	372,000	4,273,710
SoftBank Group Corp.	48,100	1,872,824
Sompo Holdings, Inc.	27,600	1,089,152
Sony Group Corp.	26,300	2,368,364
Square Enix Holdings Co. Ltd.	4,300	205,485
Subaru Corp.	31,700	503,642
SUMCO Corp.	7,400	110,147
Sumitomo Chemical Co. Ltd.	88,400	295,574
Sumitomo Corp.	54,212	953,567
Sumitomo Electric Industries Ltd.	31,800	405,474
Sumitomo Metal Mining Co. Ltd.	7,800	295,907
Sumitomo Mitsui Financial Group, Inc.	98,200	3,909,111
Sumitomo Mitsui Trust Holdings, Inc.	22,900	781,343
Sumitomo Realty & Development Co. Ltd.	4,400	98,586
Suntory Beverage & Food Ltd.	47,387	1,757,118
Suzuki Motor Corp.	10,000	360,959
Sysmex Corp.	10,000	649,410
T&D Holdings, Inc.	31,300	385,929
Taisei Corp.	10,900	335,378
Takeda Pharmaceutical Co. Ltd.	90,351	2,953,091
TDK Corp.	7,700	273,368
Terumo Corp.	4,700	126,214
TIS, Inc. (e)	6,200	162,582
Tobu Railway Co. Ltd.	58,100	1,383,853
Toho Co. Ltd.	3,700	140,950
Tokio Marine Holdings, Inc.	74,100	1,418,083
Tokyo Electric Power Co. Holdings, Inc. (a)	218,200	775,480
Tokyo Electron Ltd.	36,000	4,338,718
Tokyo Gas Co. Ltd.	62,208	1,166,663
Tokyu Corp.	16,400	217,122
Toray Industries, Inc.	82,800	470,583
Toshiba Corp.	5,600	187,031
Tosoh Corp.	21,700	292,996
Toyota Industries Corp.	1,500	82,839
Toyota Motor Corp.	333,900	4,716,598
Toyota Tsusho Corp.	8,000	337,817
Trend Micro, Inc.	15,900	772,958
Unicharm Corp.	27,806	1,136,768
USS Co. Ltd.	100,200	1,727,846
Welcia Holdings Co. Ltd.	51,200	1,090,246
West Japan Railway Co.	25,000	1,025,058
Yakult Honsha Co. Ltd.	22,700	1,642,505
Yamaha Corp. (e)	3,200	122,383
Yamaha Motor Co. Ltd.	16,000	415,959
Yamato Holdings Co. Ltd.	27,400	467,132

See accompanying notes to financial statements.
87

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Yaskawa Electric Corp.	2,800	$ 121,392
Z Holdings Corp.	34,700	97,199
ZOZO, Inc.	7,600	172,169
		215,865,253
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	41,151	852,259
LUXEMBOURG — 0.2%
ArcelorMittal SA	38,769	1,173,900
Eurofins Scientific SE (e)	7,018	469,987
		1,643,887
MACAU — 0.0% (b)
Galaxy Entertainment Group Ltd. (a)	22,000	146,994
Sands China Ltd. (a)	21,200	73,728
		220,722
NETHERLANDS — 4.8%
ABN AMRO Bank NV GDR (c)	29,525	468,972
Adyen NV (a)(c)	1,494	2,368,509
Aegon NV	127,043	545,340
Akzo Nobel NV	4,004	313,123
ASM International NV	3,085	1,246,496
ASML Holding NV	26,124	17,744,687
EXOR NV (a)	5,745	473,367
Heineken NV	10,358	1,114,767
IMCD NV	706	115,362
ING Groep NV	167,548	1,989,615
JDE Peet's NV	16,929	493,287
Koninklijke Ahold Delhaize NV	186,412	6,377,585
Koninklijke DSM NV	7,362	869,431
Koninklijke KPN NV	394,254	1,394,666
Koninklijke Philips NV	31,717	580,151
NN Group NV	19,817	720,400
OCI NV	3,759	127,665
Randstad NV (e)	9,767	579,380
Shell PLC	129,215	3,688,242
Universal Music Group NV	37,413	947,287
Wolters Kluwer NV	32,832	4,150,242
		46,308,574
NEW ZEALAND — 0.3%
Auckland International Airport Ltd. (a)	113,800	619,431
Fisher & Paykel Healthcare Corp. Ltd.	64,814	1,080,681
Meridian Energy Ltd.	31,694	104,104
Spark New Zealand Ltd.	413,070	1,307,692
		3,111,908
NORWAY — 0.4%
Aker BP ASA	6,575	160,905
DNB Bank ASA	27,572	493,227
Equinor ASA	14,234	405,963
Gjensidige Forsikring ASA	17,363	283,993
Kongsberg Gruppen ASA	2,539	102,500
Mowi ASA	19,692	363,640
Security Description	Shares	Value
Norsk Hydro ASA	33,719	$ 250,483
Orkla ASA	67,681	479,895
Salmar ASA	2,093	91,090
Telenor ASA	87,735	1,027,879
		3,659,575
PORTUGAL — 0.3%
EDP - Energias de Portugal SA	56,703	309,010
Galp Energia SGPS SA	8,557	97,244
Jeronimo Martins SGPS SA	107,386	2,522,395
		2,928,649
SINGAPORE — 2.2%
CapitaLand Integrated Commercial Trust REIT	249,200	371,115
DBS Group Holdings Ltd.	164,650	4,086,683
Keppel Corp. Ltd.	57,011	241,414
Oversea-Chinese Banking Corp. Ltd.	403,945	3,758,264
Sembcorp Marine Ltd. (a)	1,088,056	97,385
Singapore Airlines Ltd. (e)	38,949	167,860
Singapore Exchange Ltd.	372,900	2,636,426
Singapore Technologies Engineering Ltd.	688,500	1,895,310
Singapore Telecommunications Ltd.	844,000	1,561,611
STMicroelectronics NV	43,026	2,288,431
United Overseas Bank Ltd.	140,675	3,148,801
Venture Corp. Ltd.	54,500	724,316
		20,977,616
SOUTH AFRICA — 0.4%
Anglo American PLC	107,267	3,551,839
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	15,867	505,956
Aena SME SA (a)(c)	4,634	749,653
Amadeus IT Group SA (a)	3,487	233,596
Banco Bilbao Vizcaya Argentaria SA	341,359	2,436,983
Banco Santander SA	909,433	3,385,071
CaixaBank SA	225,470	877,943
Cellnex Telecom SA (a)(c)	6,512	253,001
Enagas SA	55,579	1,068,793
Endesa SA	55,759	1,211,587
Ferrovial SA	5,324	156,696
Grifols SA (a)	36,006	356,293
Iberdrola SA	196,110	2,447,037
Industria de Diseno Textil SA	134,378	4,511,244
Naturgy Energy Group SA (e)	9,509	286,687
Red Electrica Corp. SA	171,144	3,012,218
Repsol SA	41,340	637,103
Telefonica SA	258,290	1,114,900
		23,244,761
SWEDEN — 2.6%
Alfa Laval AB	20,646	736,081
Assa Abloy AB Class B	66,852	1,600,778

See accompanying notes to financial statements.
88

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Atlas Copco AB Class A	159,544	$ 2,023,851
Atlas Copco AB Class B	163,753	1,882,057
Boliden AB	22,420	881,704
Electrolux AB Class B	21,420	260,108
Epiroc AB Class A	60,472	1,200,162
Epiroc AB Class B	17,500	297,783
EQT AB	16,121	327,409
Essity AB Class B (e)	16,180	462,484
Evolution AB (c)	11,823	1,582,777
H & M Hennes & Mauritz AB Class B	11,491	163,807
Hexagon AB Class B	108,180	1,239,899
Husqvarna AB Class B	19,657	170,305
Industrivarden AB Class A	798	21,525
Industrivarden AB Class C	8,541	229,966
Indutrade AB	14,627	310,467
Investment AB Latour Class B	4,887	99,252
Investor AB Class B	93,329	1,854,511
Kinnevik AB Class B (a)	21,655	322,646
L E Lundbergforetagen AB Class B	5,743	259,582
Lifco AB Class B	13,063	280,923
Nibe Industrier AB Class B	86,862	986,768
Sandvik AB	68,494	1,451,845
Securitas AB Class B (e)	17,208	153,136
Skandinaviska Enskilda Banken AB Class A (a)(e)	56,392	621,862
Skanska AB Class B (e)	19,886	304,056
SKF AB Class B	28,295	556,647
Svenska Handelsbanken AB Class A	51,031	442,124
Swedbank AB Class A (e)	31,988	524,879
Telefonaktiebolaget LM Ericsson Class B	86,935	508,051
Telia Co. AB (e)	304,249	773,712
Volvo AB Class B (e)	128,716	2,654,495
Volvo Car AB Class B (a)(e)	14,215	61,955
		25,247,607
SWITZERLAND — 8.0%
ABB Ltd.	100,212	3,441,137
Adecco Group AG	7,863	285,325
Alcon, Inc.	8,238	583,437
Bachem Holding AG Class B	551	55,127
Baloise Holding AG	6,035	940,708
Banque Cantonale Vaudoise	13,067	1,234,396
Barry Callebaut AG	822	1,744,686
BKW AG	7,534	1,185,911
Chocoladefabriken Lindt & Spruengli AG (d)	63	744,787
Chocoladefabriken Lindt & Spruengli AG (d)	1	118,220
Cie Financiere Richemont SA Class A	5,242	837,182
Credit Suisse Group AG	278,984	251,209
EMS-Chemie Holding AG	3,731	3,079,387
Geberit AG	5,828	3,248,446
Security Description	Shares	Value
Givaudan SA	1,347	$ 4,383,593
Julius Baer Group Ltd.	6,109	416,740
Kuehne & Nagel International AG	13,264	3,947,766
Logitech International SA	15,577	905,411
Lonza Group AG	1,087	651,331
Novartis AG	203,599	18,667,235
Partners Group Holding AG	1,949	1,827,927
Schindler Holding AG (d)	7,564	1,673,345
Schindler Holding AG (d)	9,227	1,949,331
SGS SA	983	2,163,880
Sika AG	1,427	399,101
Sonova Holding AG	3,796	1,116,092
Straumann Holding AG	7,369	1,099,845
Swatch Group AG Bearer Shares	1,240	425,391
Swiss Life Holding AG	1,144	705,271
Swiss Prime Site AG	33,054	2,751,636
Swisscom AG	9,693	6,187,902
Temenos AG	3,556	246,318
UBS Group AG	103,510	2,185,658
VAT Group AG (c)(e)	1,733	622,594
Zurich Insurance Group AG	14,604	6,997,067
		77,073,392
UNITED KINGDOM — 10.3%
3i Group PLC	24,061	501,291
abrdn PLC	61,070	153,663
Admiral Group PLC	15,539	391,565
Ashtead Group PLC	29,428	1,804,030
Associated British Foods PLC	14,245	341,697
AstraZeneca PLC	31,147	4,325,635
Auto Trader Group PLC (c)	70,391	536,309
Aviva PLC	176,426	881,730
BAE Systems PLC	251,973	3,061,310
Barclays PLC	1,019,980	1,838,763
Barratt Developments PLC	91,938	530,302
Berkeley Group Holdings PLC	12,378	642,342
BP PLC	649,004	4,098,971
British American Tobacco PLC	55,785	1,959,245
British Land Co. PLC REIT	26,381	126,496
BT Group PLC (e)	415,594	749,210
Bunzl PLC	48,882	1,847,655
Burberry Group PLC	25,719	822,355
CK Hutchison Holdings Ltd.	180,500	1,119,797
CNH Industrial NV	25,455	389,391
Coca-Cola Europacific Partners PLC	5,034	297,962
Compass Group PLC	21,064	529,486
Croda International PLC	18,561	1,491,275
DCC PLC	5,924	345,581
Diageo PLC	153,054	6,839,265
Entain PLC	5,519	85,743
Halma PLC	31,468	867,273
Hargreaves Lansdown PLC	35,802	353,873
HSBC Holdings PLC	1,108,931	7,537,144
Imperial Brands PLC	88,286	2,034,765

See accompanying notes to financial statements.
89

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Informa PLC	17,544	$ 150,241
InterContinental Hotels Group PLC	1,273	83,611
Intertek Group PLC	15,662	784,875
J Sainsbury PLC	439,877	1,515,810
JD Sports Fashion PLC	118,557	260,563
Johnson Matthey PLC	22,760	558,189
Just Eat Takeaway.com NV (a)(c)	7,748	147,564
Kingfisher PLC	114,055	368,353
Land Securities Group PLC REIT	23,123	177,604
Legal & General Group PLC	118,535	350,138
Lloyds Banking Group PLC	3,573,013	2,106,211
London Stock Exchange Group PLC	3,838	373,376
M&G PLC	215,535	527,667
Melrose Industries PLC	168,543	346,978
National Grid PLC	345,519	4,684,434
NatWest Group PLC	237,244	773,245
Next PLC	9,550	776,028
Ocado Group PLC (a)	9,838	65,078
Pearson PLC	23,414	244,456
Persimmon PLC	31,167	484,018
Reckitt Benckiser Group PLC	82,090	6,250,381
RELX PLC	200,269	6,482,760
Rentokil Initial PLC	137,075	1,002,681
Rolls-Royce Holdings PLC (a)	109,807	202,326
Sage Group PLC	100,584	963,845
Schroders PLC	78,620	447,165
Segro PLC REIT	19,530	185,359
Severn Trent PLC	24,188	861,030
Smith & Nephew PLC	19,277	267,429
Smiths Group PLC	13,110	278,242
Spirax-Sarco Engineering PLC	5,360	785,675
SSE PLC	20,250	451,437
St. James's Place PLC	33,179	496,803
Standard Chartered PLC	150,467	1,142,688
Taylor Wimpey PLC	255,405	375,639
Tesco PLC	939,694	3,087,128
Unilever PLC	237,996	12,329,920
United Utilities Group PLC	55,677	729,723
Vodafone Group PLC	1,340,547	1,480,165
Whitbread PLC	3,722	137,464
WPP PLC	39,496	468,131
		99,708,554
UNITED STATES — 8.7%
CSL Ltd.	32,065	6,191,398
Experian PLC	56,632	1,862,602
GSK PLC	546,801	9,661,356
Haleon PLC	120,356	479,182
Holcim AG (a)(d)	11,124	717,206
James Hardie Industries PLC CDI	30,885	658,411
Nestle SA	198,838	24,259,738
QIAGEN NV (a)	57,513	2,618,746
Security Description	Shares	Value
Roche Holding AG Bearer Shares (d)	10,511	$ 3,164,058
Roche Holding AG (d)	65,941	18,835,646
Sanofi	69,245	7,541,178
Schneider Electric SE	7,761	1,295,820
Stellantis NV (d)	215,566	3,917,725
Stellantis NV (d)	65,827	1,196,921
Swiss Re AG	10,362	1,064,386
Tenaris SA	9,697	138,013
		83,602,386
TOTAL COMMON STOCKS (Cost $973,140,741)		953,955,548

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (a) (Cost $633,949)	5,655	724,977
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f)(g)	39,054	39,057
State Street Navigator Securities Lending Portfolio II (h)(i)	35,850,751	35,850,751
TOTAL SHORT-TERM INVESTMENTS (Cost $35,889,815)		35,889,808
TOTAL INVESTMENTS — 102.7% (Cost $1,009,664,505)		990,570,333
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(25,938,024)
NET ASSETS — 100.0%		$ 964,632,309
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	All or a portion of the shares of the security are on loan at March 31, 2023.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.

See accompanying notes to financial statements.
90

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$953,955,548	$—	$—	$953,955,548
Preferred Stocks	724,977	—	—	724,977
Short-Term Investments	35,889,808	—	—	35,889,808
TOTAL INVESTMENTS	$990,570,333	$—	$—	$990,570,333
Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	16.5%
Health Care	15.3
Industrials	14.3
Consumer Staples	12.9
Consumer Discretionary	10.8
Materials	8.2
Information Technology	6.9
Communication Services	6.1
Utilities	4.1
Energy	2.2
Real Estate	1.7
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	219,359	$ 219,403	$ 41,684,655	$ 41,864,109	$(885)	$ (7)	39,054	$ 39,057	$ 17,900
State Street Navigator Securities Lending Portfolio II	21,313,733	21,313,733	110,332,767	95,795,749	—	—	35,850,751	35,850,751	87,543
Total		$21,533,136	$152,017,422	$137,659,858	$(885)	$ (7)		$35,889,808	$105,443
See accompanying notes to financial statements.
91

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BRAZIL — 4.4%
Ambev SA	71,921	$ 203,270
B3 SA - Brasil Bolsa Balcao	121,878	248,792
Banco Bradesco SA Preference Shares	87,624	227,604
Banco BTG Pactual SA	3,268	12,665
Banco Santander Brasil SA	5,861	30,980
BB Seguridade Participacoes SA	17,678	113,350
Bradespar SA Preference Shares	2,157	11,410
Braskem SA Class A, Preference Shares	1,079	4,120
Centrais Eletricas Brasileiras SA	8,497	55,772
Centrais Eletricas Brasileiras SA Class B, Preference Shares	9,695	69,372
Cia Brasileira de Distribuicao	2,131	6,191
Cia Siderurgica Nacional SA	21,115	64,300
Cosan SA	31,871	94,854
Equatorial Energia SA	32,997	175,455
Gerdau SA Preference Shares	16,730	83,448
Hapvida Participacoes e Investimentos SA (a)(b)	58,868	30,419
Itau Unibanco Holding SA Preference Shares	77,191	376,649
Itausa SA Preference Shares	103,668	168,069
Klabin SA	10,056	35,878
Localiza Rent a Car SA	14,325	150,871
Lojas Renner SA	28,348	92,644
Magazine Luiza SA (b)	65,037	42,458
Natura & Co. Holding SA	11,066	28,809
Rumo SA	26,386	98,097
Sendas Distribuidora SA	9,223	28,268
Suzano SA	9,774	80,193
Telefonica Brasil SA	11,020	84,026
TOTVS SA	5,339	29,653
Vale SA	52,373	829,353
Via SA (b)	18,509	6,863
WEG SA	41,860	334,781
		3,818,614
CHILE — 0.6%
Banco Santander Chile	1,484,756	66,199
Cencosud SA	32,333	62,817
Empresas CMPC SA	55,819	93,788
Enel Americas SA	727,258	96,310
Falabella SA	11,584	26,784
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,861	150,178
		496,076
CHINA — 32.8%
360 DigiTech, Inc. ADR	1,317	25,550
Security Description	Shares	Value
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	14,500	$ 60,071
3SBio, Inc. (a)	17,500	17,433
AAC Technologies Holdings, Inc. (b)(c)	10,500	25,896
Addsino Co. Ltd. Class A	13,800	22,607
Agricultural Bank of China Ltd. Class H	393,000	145,686
Aier Eye Hospital Group Co. Ltd. Class A	4,785	21,649
Air China Ltd. Class A (b)	24,200	37,706
Airtac International Group	2,092	81,419
Alibaba Group Holding Ltd. ADR (b)	678	69,278
Alibaba Group Holding Ltd. (b)	203,200	2,598,906
Alibaba Health Information Technology Ltd. (b)(c)	54,000	39,073
Anhui Conch Cement Co. Ltd. Class H	26,000	90,090
Anjoy Foods Group Co. Ltd. Class A	900	21,445
ANTA Sports Products Ltd.	20,295	294,732
Autohome, Inc. ADR	751	25,136
AviChina Industry & Technology Co. Ltd. Class H	11,000	5,773
Baidu, Inc. Class A (b)	36,162	685,009
Bank of China Ltd. Class H	1,077,509	413,162
Bank of Communications Co. Ltd. Class H	190,000	119,568
BBMG Corp. Class A	140,300	50,054
BeiGene Ltd. (b)	7,303	120,384
Beijing E-Hualu Information Technology Co. Ltd. Class A (b)	7,100	39,112
Beijing Enterprises Water Group Ltd.	176,000	43,944
Beijing Shunxin Agriculture Co. Ltd. Class A	6,400	33,084
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	1,500	16,810
BGI Genomics Co. Ltd. Class A	3,300	33,157
Bilibili, Inc. Class Z (b)(c)	2,575	62,194
BYD Co. Ltd. Class A	1,400	52,193
BYD Co. Ltd. Class H	13,636	399,181
BYD Electronic International Co. Ltd.	11,000	34,191
Caitong Securities Co. Ltd. Class A	50,110	54,800
CGN Power Co. Ltd. Class H (a)	400,000	95,797
China Cinda Asset Management Co. Ltd. Class H	289,000	36,447
China CITIC Bank Corp. Ltd. Class H	218,000	109,695

See accompanying notes to financial statements.
92

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
China Conch Venture Holdings Ltd.	24,500	$ 42,758
China Construction Bank Corp. Class H	1,139,340	738,761
China Eastern Airlines Corp. Ltd. Class A (b)	36,100	27,073
China Everbright Environment Group Ltd.	82,851	35,568
China Feihe Ltd. (a)	33,000	24,761
China Hongqiao Group Ltd.	21,000	20,117
China International Capital Corp. Ltd. Class H (a)	21,600	43,310
China Jinmao Holdings Group Ltd.	8,662	1,688
China Life Insurance Co. Ltd. Class H	135,000	221,849
China Literature Ltd. (a)(b)	3,000	15,478
China Longyuan Power Group Corp. Ltd. Class H	67,000	76,560
China Medical System Holdings Ltd.	15,000	23,694
China Meidong Auto Holdings Ltd. (c)	12,000	25,896
China Mengniu Dairy Co. Ltd. (b)	42,000	172,281
China Merchants Bank Co. Ltd. Class A	20,400	101,802
China Merchants Bank Co. Ltd. Class H	54,000	275,849
China Merchants Port Holdings Co. Ltd.	42,114	64,593
China Minsheng Banking Corp. Ltd. Class H	129,300	44,308
China National Building Material Co. Ltd. Class H	58,000	47,582
China Oilfield Services Ltd. Class H	44,000	45,121
China Overseas Land & Investment Ltd.	42,500	102,650
China Pacific Insurance Group Co. Ltd. Class H	38,000	100,931
China Railway Group Ltd. Class H	176,000	107,394
China Resources Beer Holdings Co. Ltd.	24,000	192,613
China Resources Cement Holdings Ltd.	36,000	17,656
China Resources Gas Group Ltd.	17,700	65,276
China Resources Land Ltd.	42,000	191,543
China Resources Mixc Lifestyle Services Ltd. (a)	7,600	39,937
China Ruyi Holdings Ltd. (b)(c)	52,000	13,580
China Taiping Insurance Holdings Co. Ltd.	46,830	49,753
China Tourism Group Duty Free Corp. Ltd. Class A	1,400	37,356
Security Description	Shares	Value
China Tower Corp. Ltd. Class H (a)	616,000	$ 74,548
China Vanke Co. Ltd. Class H	39,500	62,295
China Yangtze Power Co. Ltd. Class A	17,600	54,461
Chinasoft International Ltd. (b)	16,000	10,130
Chongqing Zhifei Biological Products Co. Ltd. Class A	3,600	42,950
CITIC Securities Co. Ltd. Class H	77,250	164,932
CMOC Group Ltd. Class A	62,600	54,603
Contemporary Amperex Technology Co. Ltd. Class A	3,100	183,297
COSCO SHIPPING Holdings Co. Ltd. Class A	36,400	58,464
COSCO SHIPPING Holdings Co. Ltd. Class H	47,850	53,824
Country Garden Holdings Co. Ltd. (c)	148,460	41,796
Country Garden Services Holdings Co. Ltd.	23,000	39,789
CSPC Pharmaceutical Group Ltd.	140,640	138,312
Daan Gene Co. Ltd. Class A	2,180	5,114
Daqo New Energy Corp. ADR (b)	816	38,221
Dongfang Electric Corp. Ltd. Class A	20,100	55,494
Dongyue Group Ltd.	36,000	37,147
East Buy Holding Ltd. (a)(b)(c)	8,500	36,653
East Money Information Co. Ltd. Class A	7,180	20,942
ENN Energy Holdings Ltd.	10,600	145,295
Eve Energy Co. Ltd. Class A	2,700	27,404
Flat Glass Group Co. Ltd. Class A	6,600	32,975
Flat Glass Group Co. Ltd. Class H (c)	5,000	14,331
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,974	44,293
Fuyao Glass Industry Group Co. Ltd. Class A	4,300	21,765
Ganfeng Lithium Group Co. Ltd. Class A	3,920	37,942
Ganfeng Lithium Group Co. Ltd. Class H (a)	4,480	27,850
GDS Holdings Ltd. ADR (b)	1,608	30,005
GDS Holdings Ltd. Class A (b)	6,040	14,619
Geely Automobile Holdings Ltd.	96,000	123,517
Gemdale Corp. Class A	22,893	28,002
Genscript Biotech Corp. (b)	20,000	42,803
GoerTek, Inc. Class A	13,700	42,692
Great Wall Motor Co. Ltd. Class H (c)	69,213	85,437
GRG Banking Equipment Co. Ltd. Class A	24,100	43,025
Guangdong Investment Ltd.	78,801	80,608

See accompanying notes to financial statements.
93

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Guangzhou Automobile Group Co. Ltd. Class H	26,000	$ 16,395
Guangzhou Haige Communications Group, Inc. Co. Class A	27,200	41,588
H World Group Ltd. ADR	3,027	148,262
Haidilao International Holding Ltd. (a)(b)(c)	15,000	40,605
Haier Smart Home Co. Ltd. Class A	24,100	79,593
Haier Smart Home Co. Ltd. Class H	24,800	78,034
Haitong Securities Co. Ltd. Class A	32,300	41,437
Hangzhou First Applied Material Co. Ltd. Class A	3,000	25,665
Hangzhou Silan Microelectronics Co. Ltd. Class A	10,100	54,432
Hangzhou Tigermed Consulting Co. Ltd. Class A	3,700	51,567
Hansoh Pharmaceutical Group Co. Ltd. (a)	18,000	31,277
Hengan International Group Co. Ltd.	13,500	62,427
Hengli Petrochemical Co. Ltd. Class A	6,400	15,098
Hithink RoyalFlush Information Network Co. Ltd. Class A	2,500	74,374
Hua Hong Semiconductor Ltd. (a)(b)	11,000	48,695
Huaneng Power International, Inc. Class H (b)(c)	130,000	68,230
Huatai Securities Co. Ltd. Class H (a)	70,800	80,902
Hygeia Healthcare Holdings Co. Ltd. (a)(b)(c)	8,600	61,132
Industrial & Commercial Bank of China Ltd. Class A	55,200	35,850
Industrial & Commercial Bank of China Ltd. Class H	727,857	387,575
Industrial Bank Co. Ltd. Class A	18,700	45,992
Innovent Biologics, Inc. (a)(b)	20,000	89,555
Intco Medical Technology Co. Ltd. Class A	1,400	5,264
iQIYI, Inc. ADR (b)	4,479	32,607
JA Solar Technology Co. Ltd. Class A	4,340	36,238
JD Health International, Inc. (a)(b)	17,550	130,564
JD.com, Inc. Class A	31,034	679,985
Jiangsu Hengli Hydraulic Co. Ltd. Class A	100	964
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	4,492	28,009
Security Description	Shares	Value
Jiangxi Copper Co. Ltd. Class A	8,000	$ 23,054
Jiumaojiu International Holdings Ltd. (a)(c)	13,000	30,935
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	27,600	52,931
JOYY, Inc. ADR	526	16,401
KE Holdings, Inc. ADR (b)	8,028	151,248
Kingboard Holdings Ltd.	6,500	19,956
Kingdee International Software Group Co. Ltd. (b)	29,000	46,991
Kingsoft Corp. Ltd.	24,000	118,166
Kuaishou Technology (a)(b)	26,900	207,148
Kweichow Moutai Co. Ltd. Class A	1,500	397,536
Lenovo Group Ltd.	131,880	142,801
Lens Technology Co. Ltd. Class A	14,300	28,132
Li Auto, Inc. Class A (b)	15,004	187,312
Li Ning Co. Ltd.	31,500	248,390
Longfor Group Holdings Ltd. (a)	27,000	76,185
LONGi Green Energy Technology Co. Ltd. Class A	10,080	59,315
Lufax Holding Ltd. ADR	8,853	18,060
Luxshare Precision Industry Co. Ltd. Class A	15,629	68,981
Luzhou Laojiao Co. Ltd. Class A	1,300	48,232
Mango Excellent Media Co. Ltd. Class A	4,300	23,318
Maxscend Microelectronics Co. Ltd. Class A	288	5,217
Meituan Class B (a)(b)	68,159	1,245,972
Microport Scientific Corp. (b)	7,208	16,950
Minth Group Ltd.	14,000	42,268
Muyuan Foods Co. Ltd. Class A	7,186	51,274
NanJi E-Commerce Co. Ltd. Class A	18,300	13,511
NARI Technology Co. Ltd. Class A	13,780	54,399
NAURA Technology Group Co. Ltd. Class A	1,400	54,197
NetEase, Inc.	29,130	512,098
New China Life Insurance Co. Ltd. Class H	30,200	71,788
New Oriental Education & Technology Group, Inc. (b)	24,300	94,724
NIO, Inc. ADR (b)	20,008	210,284
Nongfu Spring Co. Ltd. Class H (a)	22,400	128,837
OFILM Group Co. Ltd. Class A (b)	26,500	20,452
Ovctek China, Inc. Class A	1,400	6,752
PDD Holdings, Inc. ADR (b)	7,659	581,318
People's Insurance Co. Group of China Ltd. Class H	127,000	42,388

See accompanying notes to financial statements.
94

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Pharmaron Beijing Co. Ltd. Class A	2,000	$ 14,262
Pharmaron Beijing Co. Ltd. Class H (a)	2,300	9,654
PICC Property & Casualty Co. Ltd. Class H	136,000	138,773
Ping An Bank Co. Ltd. Class A	17,400	31,748
Ping An Healthcare & Technology Co. Ltd. (a)(b)(c)	8,900	22,517
Ping An Insurance Group Co. of China Ltd. Class A	10,800	71,714
Ping An Insurance Group Co. of China Ltd. Class H	86,500	563,080
Pop Mart International Group Ltd. (a)(c)	12,200	33,259
Postal Savings Bank of China Co. Ltd. Class H (a)(c)	70,000	41,554
RiseSun Real Estate Development Co. Ltd. Class A (b)	24,700	6,618
Sangfor Technologies, Inc. Class A	1,100	23,700
Seazen Holdings Co. Ltd. Class A (b)	6,900	16,418
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	14,270	41,227
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	60,000	95,848
Shanghai Baosight Software Co. Ltd. Class A	14,230	120,598
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	12,900	60,844
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	74,200	57,357
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	11,200	26,829
Shanxi Securities Co. Ltd. Class A	36,130	30,567
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	840	33,320
Shenzhen Kangtai Biological Products Co. Ltd. Class A	4,200	19,351
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	36,312
Shenzhou International Group Holdings Ltd.	12,243	128,513
Shimao Group Holdings Ltd. (b)(d)	19,500	2,745
Silergy Corp.	8,000	125,987
Sinopharm Group Co. Ltd. Class H	24,800	75,032
Smoore International Holdings Ltd. (a)(c)	29,000	37,238
Security Description	Shares	Value
SooChow Securities Co. Ltd. Class A	33,490	$ 33,698
Sunac China Holdings Ltd. (b)(c)(d)	58,000	8,460
Sungrow Power Supply Co. Ltd. Class A	3,000	45,808
Sunny Optical Technology Group Co. Ltd.	11,700	141,519
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	8,900	39,204
TAL Education Group ADR (b)	1,829	11,724
Tencent Holdings Ltd.	87,595	4,305,015
Tencent Music Entertainment Group ADR (b)	6,385	52,868
Thunder Software Technology Co. Ltd. Class A	1,400	22,089
Tianma Microelectronics Co. Ltd. Class A	26,100	39,945
Tingyi Cayman Islands Holding Corp.	24,000	39,990
Tongcheng Travel Holdings Ltd. (b)	17,200	37,424
Tongwei Co. Ltd. Class A	1,400	7,932
Trina Solar Co. Ltd. Class A	4,296	32,586
Trip.com Group Ltd. ADR (b)	8,288	312,209
Tsingtao Brewery Co. Ltd. Class A	8,400	147,517
Vipshop Holdings Ltd. ADR (b)	9,475	143,831
Walvax Biotechnology Co. Ltd. Class A	8,000	40,179
Wanhua Chemical Group Co. Ltd. Class A	2,800	39,093
Want Want China Holdings Ltd.	125,000	80,415
Weibo Corp. ADR (b)	942	18,897
Weichai Power Co. Ltd. Class A	52,500	96,403
Weichai Power Co. Ltd. Class H	27,000	43,338
Will Semiconductor Co. Ltd. Shanghai Class A	1,320	17,511
Wingtech Technology Co. Ltd. Class A	2,000	16,091
Wuliangye Yibin Co. Ltd. Class A	5,442	156,113
WuXi AppTec Co. Ltd. Class A	6,072	70,293
WuXi AppTec Co. Ltd. Class H (a)	1,380	14,451
Wuxi Biologics Cayman, Inc. (a)(b)	50,000	309,556
Wuxi Shangji Automation Co. Ltd. Class A	1,540	22,898
Xiaomi Corp. Class B (a)(b)	228,400	352,058
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	20,339	32,697
Xinyi Solar Holdings Ltd.	67,281	80,652
XPeng, Inc. Class A (b)(c)	11,090	61,808
Xtep International Holdings Ltd.	21,500	27,334

See accompanying notes to financial statements.
95

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Yadea Group Holdings Ltd. (a)	24,000	$ 61,911
Yifan Pharmaceutical Co. Ltd. Class A (b)	16,800	34,347
Yihai International Holding Ltd. (b)(c)	8,000	23,491
Yum China Holdings, Inc.	7,132	452,097
Yunnan Energy New Material Co. Ltd. Class A	1,400	23,204
Zai Lab Ltd. ADR (b)	1,040	34,590
Zhejiang Dahua Technology Co. Ltd. Class A	17,400	57,288
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,850	30,835
Zhejiang NHU Co. Ltd. Class A	16,656	43,536
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(b)	6,300	19,863
Zhongji Innolight Co. Ltd. Class A	4,600	39,454
Zhongsheng Group Holdings Ltd.	7,000	34,510
Zhuzhou CRRC Times Electric Co. Ltd.	17,700	77,001
Zijin Mining Group Co. Ltd. Class A	41,400	74,694
Zijin Mining Group Co. Ltd. Class H	66,000	110,309
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	15,800	14,288
ZTE Corp. Class A	6,700	31,767
ZTE Corp. Class H	10,800	31,644
ZTO Express Cayman, Inc. ADR	6,208	177,921
		28,713,763
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	14,753	92,394
EGYPT — 0.1%
Commercial International Bank Egypt SAE	38,980	64,557
GREECE — 0.1%
Alpha Services & Holdings SA (b)	21,503	26,282
Hellenic Telecommunications Organization SA	3,440	50,418
JUMBO SA	1,250	26,482
		103,182
HONG KONG — 0.1%
Sino Biopharmaceutical Ltd.	228,250	127,937
HUNGARY — 0.2%
OTP Bank Nyrt	5,368	153,058
INDIA — 11.8%
Adani Green Energy Ltd. (b)	5,599	60,032
Adani Ports & Special Economic Zone Ltd.	12,649	97,258
Security Description	Shares	Value
Adani Total Gas Ltd.	4,218	$ 44,537
Adani Transmission Ltd. (b)	5,642	68,175
Ambuja Cements Ltd.	11,756	52,291
Apollo Hospitals Enterprise Ltd.	1,059	55,550
Asian Paints Ltd.	5,367	180,352
Aurobindo Pharma Ltd.	10,807	68,130
Avenue Supermarts Ltd. (a)(b)	2,533	104,826
Axis Bank Ltd.	36,643	382,782
Bajaj Auto Ltd.	1,632	77,144
Bajaj Finance Ltd.	2,866	195,876
Bajaj Finserv Ltd.	7,513	115,782
Balkrishna Industries Ltd.	1,752	41,602
Bandhan Bank Ltd. (a)(b)	17,027	40,557
Bharat Electronics Ltd.	102,176	121,282
Bharat Forge Ltd.	6,864	64,349
Bharti Airtel Ltd.	30,420	277,244
Britannia Industries Ltd.	900	47,333
Cholamandalam Investment & Finance Co. Ltd.	10,132	93,858
Cipla Ltd.	6,749	73,951
Container Corp. Of India Ltd.	4,705	33,220
Dabur India Ltd.	10,372	68,770
Divi's Laboratories Ltd.	1,839	63,178
DLF Ltd.	6,073	26,359
Dr Reddy's Laboratories Ltd.	2,229	125,381
Eicher Motors Ltd.	2,298	82,456
Godrej Consumer Products Ltd. (b)	6,665	78,517
Grasim Industries Ltd.	6,117	121,525
Havells India Ltd.	4,933	71,340
HCL Technologies Ltd.	19,518	257,742
HDFC Life Insurance Co. Ltd. (a)	4,965	30,159
Hero MotoCorp Ltd.	984	28,106
Hindalco Industries Ltd.	29,326	144,645
Hindustan Unilever Ltd.	13,252	412,859
Housing Development Finance Corp. Ltd.	19,038	608,211
ICICI Bank Ltd.	73,928	789,138
ICICI Lombard General Insurance Co. Ltd. (a)	2,034	26,470
Indus Towers Ltd.	15,832	27,548
Info Edge India Ltd.	1,271	57,587
Infosys Ltd.	51,941	902,493
InterGlobe Aviation Ltd. (a)(b)	3,963	92,135
ITC Ltd.	55,689	259,870
Jubilant Foodworks Ltd.	9,968	53,380
Kotak Mahindra Bank Ltd.	6,506	137,182
Larsen & Toubro Ltd.	9,794	257,916
LTIMindtree Ltd. (a)	588	34,054
Lupin Ltd.	4,346	34,289
Mahindra & Mahindra Ltd.	15,356	216,506
Marico Ltd.	8,926	52,112
Maruti Suzuki India Ltd.	2,167	218,649
Muthoot Finance Ltd.	4,043	48,209
Nestle India Ltd.	460	110,292

See accompanying notes to financial statements.
96

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Page Industries Ltd.	73	$ 33,668
Petronet LNG Ltd.	11,845	32,984
PI Industries Ltd.	1,344	49,555
Power Grid Corp. of India Ltd.	26,798	73,596
Samvardhana Motherson International Ltd.	43,524	35,536
SBI Cards & Payment Services Ltd.	7,109	64,029
SBI Life Insurance Co. Ltd. (a)	1,317	17,645
Shree Cement Ltd.	170	54,169
Shriram Finance Ltd.	5,947	91,134
State Bank of India	36,005	229,460
Sun Pharmaceutical Industries Ltd.	19,906	238,124
Tata Consultancy Services Ltd.	14,903	581,359
Tata Consumer Products Ltd.	6,290	54,253
Tata Elxsi Ltd.	368	26,684
Tata Steel Ltd.	120,378	153,068
Tech Mahindra Ltd.	6,865	92,041
Titan Co. Ltd.	5,794	177,305
Trent Ltd.	4,166	69,699
Tube Investments of India Ltd.	1,386	42,948
UltraTech Cement Ltd.	1,632	151,362
United Spirits Ltd. (b)	5,703	52,483
UPL Ltd.	11,552	100,877
Varun Beverages Ltd.	2,908	49,079
Wipro Ltd.	21,063	93,612
Yes Bank Ltd. (b)	243,931	44,671
		10,342,550
INDONESIA — 1.8%
Bank Central Asia Tbk PT	808,000	471,506
Bank Mandiri Persero Tbk PT	329,200	226,683
Bank Negara Indonesia Persero Tbk PT	157,109	97,967
Bank Rakyat Indonesia Persero Tbk PT	1,170,567	369,254
Kalbe Farma Tbk PT	395,065	55,329
Sumber Alfaria Trijaya Tbk PT	238,600	45,828
Telkom Indonesia Persero Tbk PT	975,100	264,024
Unilever Indonesia Tbk PT	220,300	63,911
		1,594,502
KUWAIT — 0.7%
Agility Public Warehousing Co. KSC	53,390	108,050
Boubyan Bank KSCP	20,851	43,693
Gulf Bank KSCP	123,915	120,341
Kuwait Finance House KSCP	76,370	205,578
Mabanee Co. KPSC	21,135	50,143
National Bank of Kuwait SAKP	35,074	120,704
		648,509
MALAYSIA — 1.6%
CELCOMDIGI Bhd	124,300	122,258
CIMB Group Holdings Bhd	159,049	191,400
Genting Malaysia Bhd	54,600	32,791
Security Description	Shares	Value
Hartalega Holdings Bhd	19,900	$ 8,569
IHH Healthcare Bhd	84,200	109,722
IOI Corp. Bhd	139,200	120,193
Kossan Rubber Industries Bhd	11,000	3,266
Malayan Banking Bhd	30,328	58,903
Maxis Bhd	104,500	97,810
Petronas Chemicals Group Bhd	75,500	120,971
Petronas Gas Bhd	15,900	59,384
Public Bank Bhd	248,700	225,450
Sime Darby Bhd	84,355	41,102
Sime Darby Plantation Bhd	46,655	45,148
Supermax Corp. Bhd	33,736	7,072
Tenaga Nasional Bhd	53,600	112,120
Top Glove Corp. Bhd (b)	92,200	19,641
		1,375,800
MEXICO — 2.7%
America Movil SAB de CV Class B	466,414	488,991
Arca Continental SAB de CV	8,410	76,219
Coca-Cola Femsa SAB de CV	9,705	77,792
Fomento Economico Mexicano SAB de CV (c)	18,075	171,981
Gruma SAB de CV Class B	4,207	61,940
Grupo Aeroportuario del Pacifico SAB de CV Class B	9,090	176,509
Grupo Bimbo SAB de CV Class A	32,470	163,069
Grupo Carso SAB de CV Series A1 (c)	15,562	77,189
Grupo Financiero Banorte SAB de CV Class O	41,060	345,426
Grupo Financiero Inbursa SAB de CV Class O (b)(c)	58,532	125,616
Industrias Penoles SAB de CV (b)(c)	3,991	58,751
Kimberly-Clark de Mexico SAB de CV Class A	29,969	63,005
Orbia Advance Corp. SAB de CV	33,052	71,720
Promotora y Operadora de Infraestructura SAB de CV	4,498	44,828
Southern Copper Corp.	887	67,634
Wal-Mart de Mexico SAB de CV	80,782	322,260
		2,392,930
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	6,452	52,778
Credicorp Ltd.	1,275	168,797
		221,575
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	79,930	71,160
ACEN Corp.	32,490	3,657
Ayala Corp.	8,790	105,095

See accompanying notes to financial statements.
97

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Ayala Land, Inc.	199,280	$ 97,138
BDO Unibank, Inc.	59,798	141,342
SM Investments Corp.	5,640	92,228
SM Prime Holdings, Inc.	111,700	67,392
Universal Robina Corp.	27,580	73,053
		651,065
POLAND — 0.7%
Allegro.eu SA (a)(b)	3,576	24,325
Bank Polska Kasa Opieki SA	4,181	82,940
CD Projekt SA	1,040	26,849
KGHM Polska Miedz SA	4,589	130,223
LPP SA	43	95,621
Powszechna Kasa Oszczednosci Bank Polski SA	17,473	115,674
Powszechny Zaklad Ubezpieczen SA	12,789	104,140
		579,772
QATAR — 1.0%
Barwa Real Estate Co.	84,789	60,680
Commercial Bank PSQC	81,180	129,442
Industries Qatar QSC	40,609	145,032
Masraf Al Rayan QSC	153,159	124,337
Qatar Islamic Bank SAQ	24,828	121,275
Qatar National Bank QPSC	60,895	268,841
		849,607
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	9,152	53,290
RUSSIA — 0.0%
Mobile TeleSystems PJSC ADR (b)(d)	8,917	—
Polyus PJSC GDR (b)(d)	1,137	—
Sberbank of Russia PJSC (b)(d)	267,268	—
TCS Group Holding PLC GDR (b)(d)	2,150	—
VK Co. Ltd. GDR (b)(d)	1,648	—
VTB Bank PJSC (b)(d)	56,126,000	—
X5 Retail Group NV GDR (b)(d)	2,256	—
Yandex NV Class A (b)(d)	5,874	—
		—
SAUDI ARABIA — 4.0%
ACWA Power Co.	1,172	43,899
Advanced Petrochemical Co.	4,914	62,575
Al Rajhi Bank	31,236	611,622
Alinma Bank	8,555	67,119
Almarai Co. JSC	3,047	45,782
Arab National Bank	7,271	49,975
Bank AlBilad	4,636	49,155
Bank Al-Jazira	9,152	44,325
Banque Saudi Fransi	9,619	92,764
Bupa Arabia for Cooperative Insurance Co.	1,241	57,459
Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co. (b)	18,680	$ 79,722
Dr Sulaiman Al Habib Medical Services Group Co.	1,278	99,211
Elm Co.	1,230	144,768
Emaar Economic City (b)	5,744	12,334
Etihad Etisalat Co.	7,455	81,924
Jarir Marketing Co.	1,095	47,549
Mouwasat Medical Services Co.	714	44,700
National Industrialization Co. (b)	4,918	16,010
Rabigh Refining & Petrochemical Co. (b)	14,605	39,220
Riyad Bank	18,232	144,255
SABIC Agri-Nutrients Co.	2,123	72,054
Sahara International Petrochemical Co.	10,375	104,615
Saudi Arabian Mining Co. (b)	16,575	282,601
Saudi Basic Industries Corp.	10,246	246,480
Saudi British Bank	13,735	128,982
Saudi Electricity Co.	6,777	42,175
Saudi Investment Bank	7,152	31,552
Saudi Kayan Petrochemical Co. (b)	11,037	35,578
Saudi National Bank	30,746	375,551
Saudi Telecom Co.	24,561	262,053
Savola Group	3,079	22,926
Yanbu National Petrochemical Co.	3,047	34,215
		3,473,150
SOUTH AFRICA — 3.3%
Absa Group Ltd.	12,646	129,564
Anglo American Platinum Ltd.	728	39,144
Bid Corp. Ltd.	8,409	188,868
Bidvest Group Ltd. (c)	9,579	136,819
Capitec Bank Holdings Ltd.	624	59,356
Clicks Group Ltd.	4,155	60,216
FirstRand Ltd. (c)	77,226	262,810
Gold Fields Ltd.	15,874	212,041
Growthpoint Properties Ltd. REIT	61,586	45,333
Harmony Gold Mining Co. Ltd.	7,329	30,229
Impala Platinum Holdings Ltd. (c)	9,879	91,220
MTN Group Ltd.	29,375	211,043
Naspers Ltd. Class N	3,159	586,302
Nedbank Group Ltd.	6,787	82,951
Northam Platinum Holdings Ltd. (b)	4,158	33,925
Old Mutual Ltd.	18,585	12,360
Sanlam Ltd.	33,171	105,388
Shoprite Holdings Ltd.	10,171	127,412
Sibanye Stillwater Ltd. (c)	33,405	68,966
Standard Bank Group Ltd.	24,589	239,494
Vodacom Group Ltd.	14,223	97,831

See accompanying notes to financial statements.
98

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Woolworths Holdings Ltd.	12,661	$ 45,620
		2,866,892
SOUTH KOREA — 12.5%
Alteogen, Inc. (b)	432	13,157
AMOREPACIFIC Group	720	21,293
Celltrion Healthcare Co. Ltd.	899	41,571
Celltrion Pharm, Inc. (b)	289	18,403
Celltrion, Inc.	1,809	208,156
Coway Co. Ltd.	1,766	71,218
Doosan Enerbility Co. Ltd. (b)	4,097	53,500
Ecopro BM Co. Ltd.	650	112,091
Hana Financial Group, Inc.	3,175	99,261
Hanwha Galleria Co. Ltd. (b)	1,668	2,729
Hanwha Solutions Corp. (b)	1,479	61,007
Helixmith Co. Ltd. (b)	113	801
HLB, Inc. (b)	1,512	40,360
HMM Co. Ltd.	3,835	59,947
Hyundai Engineering & Construction Co. Ltd.	3,504	98,107
Hyundai Glovis Co. Ltd.	763	92,895
Hyundai Mobis Co. Ltd.	1,339	222,164
Hyundai Motor Co.	2,583	366,066
Hyundai Motor Co. Preference Shares	961	69,684
Hyundai Steel Co.	1,850	49,311
Industrial Bank of Korea	12,550	97,365
Kakao Corp.	3,489	163,750
KB Financial Group, Inc.	6,650	243,402
Kia Corp.	4,641	288,759
Korea Zinc Co. Ltd.	282	119,788
Krafton, Inc. (b)	332	46,797
KT&G Corp.	2,686	173,104
Kumho Petrochemical Co. Ltd.	250	27,595
L&F Co. Ltd.	319	76,819
LG Chem Ltd.	816	446,282
LG Corp.	1,915	121,797
LG Electronics, Inc.	2,270	201,045
LG Energy Solution Ltd. (b)	255	114,391
LG H&H Co. Ltd.	203	93,559
LG Innotek Co. Ltd.	164	34,076
Lotte Chemical Corp.	490	71,815
LX Holdings Corp.	972	6,369
NAVER Corp.	2,127	330,033
NCSoft Corp.	381	108,723
POSCO Chemical Co. Ltd.	250	52,329
POSCO Holdings, Inc.	1,471	415,814
Samsung Biologics Co. Ltd. (a)(b)	218	131,954
Samsung C&T Corp.	1,516	125,999
Samsung Electronics Co. Ltd. Preference Shares	11,960	495,175
Samsung Electronics Co. Ltd.	65,464	3,218,263
Samsung Fire & Marine Insurance Co. Ltd.	692	109,500
Samsung SDI Co. Ltd.	975	550,467
Samsung SDS Co. Ltd.	1,074	95,698
Security Description	Shares	Value
Seegene, Inc.	526	$ 10,020
Shin Poong Pharmaceutical Co. Ltd. (b)	491	6,793
Shinhan Financial Group Co. Ltd.	9,155	248,592
SK Bioscience Co. Ltd. (b)	391	21,655
SK Chemicals Co. Ltd.	113	6,467
SK Hynix, Inc.	8,939	608,362
SK Innovation Co. Ltd. (b)	703	96,822
SK Square Co. Ltd. (b)	594	18,137
SK Telecom Co. Ltd.	923	34,244
S-Oil Corp.	1,709	105,151
Woori Financial Group, Inc.	12,986	113,815
		10,932,447
TAIWAN — 16.2%
Accton Technology Corp.	5,000	52,385
ASE Technology Holding Co. Ltd.	72,656	268,456
Asustek Computer, Inc.	18,000	161,097
AUO Corp.	35,400	21,393
Catcher Technology Co. Ltd.	3,000	18,721
Cathay Financial Holding Co. Ltd.	158,403	217,464
Chailease Holding Co. Ltd.	10,500	77,075
Chang Hwa Commercial Bank Ltd.	126,352	72,000
China Airlines Ltd.	44,000	28,180
China Development Financial Holding Corp.	360,257	148,493
China Steel Corp.	230,000	233,418
Chunghwa Telecom Co. Ltd.	57,000	223,713
Compal Electronics, Inc.	234,000	194,055
CTBC Financial Holding Co. Ltd.	324,000	232,512
E Ink Holdings, Inc.	14,000	84,835
E.Sun Financial Holding Co. Ltd.	234,123	194,542
eMemory Technology, Inc. (b)	1,000	61,089
Eva Airways Corp.	40,000	35,274
Evergreen Marine Corp. Taiwan Ltd.	13,600	70,797
Far Eastern New Century Corp.	59,000	60,652
First Financial Holding Co. Ltd.	241,142	209,482
Formosa Chemicals & Fibre Corp.	55,397	125,722
Formosa Plastics Corp.	72,000	217,082
Fubon Financial Holding Co. Ltd.	139,750	259,328
Globalwafers Co. Ltd.	2,000	34,026
Hon Hai Precision Industry Co. Ltd.	186,980	638,671
Hotai Motor Co. Ltd.	5,000	105,427
Hua Nan Financial Holdings Co. Ltd.	304,030	223,173
Innolux Corp.	66,400	31,622
Largan Precision Co. Ltd.	1,000	71,434

See accompanying notes to financial statements.
99

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Lite-On Technology Corp.	72,000	$ 173,334
MediaTek, Inc. (b)	22,000	568,651
Mega Financial Holding Co. Ltd.	209,625	227,198
Nan Ya Plastics Corp.	116,000	295,262
Nan Ya Printed Circuit Board Corp.	4,000	37,179
Novatek Microelectronics Corp.	8,000	113,375
Pegatron Corp.	43,000	98,435
President Chain Store Corp.	10,394	92,000
Quanta Computer, Inc.	42,000	122,907
Realtek Semiconductor Corp.	8,000	101,815
SinoPac Financial Holdings Co. Ltd.	367,980	200,623
Taishin Financial Holding Co. Ltd.	284,356	155,031
Taiwan Cement Corp.	117,743	140,762
Taiwan Cooperative Financial Holding Co. Ltd.	276,632	237,133
Taiwan Mobile Co. Ltd.	29,000	96,198
Taiwan Semiconductor Manufacturing Co. Ltd.	348,735	6,104,779
Unimicron Technology Corp.	15,000	72,666
Uni-President Enterprises Corp.	116,000	273,927
United Microelectronics Corp.	224,602	390,227
Voltronic Power Technology Corp.	1,000	56,819
Wan Hai Lines Ltd.	11,500	25,872
Yang Ming Marine Transport Corp.	16,000	33,789
Yuanta Financial Holding Co. Ltd.	281,472	206,615
		14,196,715
THAILAND — 1.8%
Advanced Info Service PCL NVDR	32,077	198,869
Airports of Thailand PCL NVDR (b)	109,386	227,121
Bangkok Dusit Medical Services PCL NVDR	241,200	208,083
BTS Group Holdings PCL	395,000	82,015
CP ALL PCL NVDR	122,100	221,383
Delta Electronics Thailand PCL	4,350	145,276
Energy Absolute PCL	22,200	49,340
Minor International PCL NVDR (b)	124,452	117,373
PTT Global Chemical PCL NVDR	84,274	112,751
SCB X PCL NVDR	31,516	94,470
Siam Cement PCL	11,600	106,858
		1,563,539
TURKEY — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	29,021	78,543
BIM Birlesik Magazalar AS	14,119	109,377
Security Description	Shares	Value
Eregli Demir ve Celik Fabrikalari TAS	21,177	$ 39,055
Turk Hava Yollari AO (b)	15,872	97,986
Turkcell Iletisim Hizmetleri AS	24,324	40,525
Turkiye Is Bankasi AS Class C	137,994	93,242
Turkiye Petrol Rafinerileri AS	2,739	75,642
		534,370
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	93,478	211,264
Abu Dhabi Islamic Bank PJSC	21,230	57,692
Aldar Properties PJSC	149,555	189,362
Dubai Islamic Bank PJSC	27,219	38,763
Emirates NBD Bank PJSC	12,579	45,041
Emirates Telecommunications Group Co. PJSC	46,724	280,662
First Abu Dhabi Bank PJSC	43,281	151,793
Multiply Group PJSC (b)	71,049	62,682
		1,037,259
UNITED STATES — 0.2%
JBS SA	21,580	75,973
Legend Biotech Corp. ADR (b)	816	39,347
Parade Technologies Ltd.	1,000	34,486
		149,806
TOTAL COMMON STOCKS (Cost $90,931,676)		87,033,359

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 05/11/23) (b) (Cost $0)	64	166
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f)(g)	5,545	5,546
State Street Navigator Securities Lending Portfolio II (h)(i)	840,508	840,508
TOTAL SHORT-TERM INVESTMENTS (Cost $846,055)		846,054
TOTAL INVESTMENTS — 100.4% (Cost $91,777,731)		87,879,579
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(356,227)
NET ASSETS — 100.0%		$ 87,523,352

See accompanying notes to financial statements.
100

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.5% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2023.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $11,205, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$86,638,665	$383,489	$11,205	$87,033,359
Rights	166	—	—	166
Short-Term Investments	846,054	—	—	846,054
TOTAL INVESTMENTS	$87,484,885	$383,489	$11,205	$87,879,579
Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	22.3%
Information Technology	21.8
Consumer Discretionary	14.1
Communication Services	11.3
Materials	8.5
Consumer Staples	7.2
Industrials	6.0
Health Care	4.1
Utilities	1.8
Real Estate	1.7
Energy	0.6
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	231,518	$ 231,565	$ 2,178,110	$2,403,947	$(171)	$(11)	5,545	$ 5,546	$1,461
State Street Navigator Securities Lending Portfolio II	778,513	778,513	4,346,200	4,284,205	—	—	840,508	840,508	3,948
Total		$1,010,078	$6,524,310	$6,688,152	$(171)	$(11)		$846,054	$5,409
See accompanying notes to financial statements.
101

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 0.0% (a)
AngloGold Ashanti Ltd.	598	$ 14,540
BRAZIL — 5.1%
Ambev SA ADR	4,246	11,974
Ambev SA	2,087	5,898
Atacadao SA	2,093	5,115
B3 SA - Brasil Bolsa Balcao	4,794	9,786
Banco Bradesco SA Preference Shares	20,434	53,077
Banco Bradesco SA	4,554	10,643
Banco do Brasil SA	4,136	31,904
Banco Santander Brasil SA	1,085	5,735
BB Seguridade Participacoes SA	13,976	89,613
CCR SA	851	2,148
Centrais Eletricas Brasileiras SA	3,343	21,943
Centrais Eletricas Brasileiras SA Preference Shares ADR	837	6,093
Centrais Eletricas Brasileiras SA Class B, Preference Shares	106	759
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	52	519
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	765	7,658
Cia Energetica de Minas Gerais ADR (b)	2,449	5,486
Cia Energetica de Minas Gerais Preference Shares	1,518	3,425
Cia Siderurgica Nacional SA ADR	4,613	14,162
Cia Siderurgica Nacional SA	271	825
Cosan SA	1,729	5,146
CPFL Energia SA	3,400	21,224
Energisa SA	350	2,774
Engie Brasil Energia SA	1,448	11,472
Equatorial Energia SA	2,251	11,969
Gerdau SA Preference Shares	5,800	28,930
Hapvida Participacoes e Investimentos SA (c)(d)	4,515	2,333
Hypera SA	1,636	12,165
Itau Unibanco Holding SA Preference Shares ADR	15,429	75,139
Itau Unibanco Holding SA Preference Shares	361	1,762
Itausa SA Preference Shares	20,444	33,144
Klabin SA	4,203	14,996
Localiza Rent a Car SA	12,038	126,785
Lojas Renner SA	3,741	12,226
Magazine Luiza SA (d)	1,485	969
Natura & Co. Holding SA	2,215	5,767
Petro Rio SA (d)	11,100	68,282
Security Description	Shares	Value
Petroleo Brasileiro SA Preference Shares ADR	8,127	$ 75,419
Petroleo Brasileiro SA ADR	5,501	57,375
Petroleo Brasileiro SA Preference Shares	10,322	47,739
Petroleo Brasileiro SA	3,400	17,764
Raia Drogasil SA	3,661	17,654
Rumo SA	2,445	9,090
Suzano SA	509	4,176
Suzano SA ADR	2,495	20,484
Telefonica Brasil SA	1,008	7,686
Telefonica Brasil SA ADR (b)	746	5,647
TIM SA ADR	498	6,155
TIM SA	162	402
TOTVS SA	1,142	6,343
Ultrapar Participacoes SA	44	121
Ultrapar Participacoes SA ADR (b)	3,089	8,433
Vale SA ADR	58,976	930,641
Vale SA	1,621	25,669
Vibra Energia SA	5,869	16,680
WEG SA	26,110	208,818
		2,188,142
CHILE — 0.7%
Banco de Chile	224,460	21,918
Banco de Credito e Inversiones SA	471	13,881
Banco Santander Chile ADR (b)	276	4,921
Banco Santander Chile	11,158	498
Cencosud SA	7,918	15,383
Empresas CMPC SA	2,900	4,873
Empresas COPEC SA	1,156	8,203
Enel Americas SA	153,214	20,290
Enel Chile SA ADR	303	818
Enel Chile SA	7,370	404
Falabella SA	1,957	4,525
Sociedad Quimica y Minera de Chile SA ADR	120	9,727
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	2,285	184,393
		289,834
CHINA — 27.6%
360 DigiTech, Inc. ADR	572	11,097
360 Security Technology, Inc. Class A	15,900	40,402
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,400	9,943
3SBio, Inc. (c)	7,390	7,362
AAC Technologies Holdings, Inc. (b)(d)	1,500	3,699
Agricultural Bank of China Ltd. Class A	127,400	57,696

See accompanying notes to financial statements.
102

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Agricultural Bank of China Ltd. Class H	887,000	$ 328,814
Air China Ltd. Class H (b)(d)	4,000	3,577
Alibaba Group Holding Ltd. ADR (d)	822	83,992
Alibaba Group Holding Ltd. (d)	25,949	331,885
Aluminum Corp. of China Ltd. Class H	18,000	9,126
Anhui Conch Cement Co. Ltd. Class A	2,700	11,107
Anhui Conch Cement Co. Ltd. Class H	7,500	25,987
Anhui Gujing Distillery Co. Ltd. Class A	200	8,621
Anhui Gujing Distillery Co. Ltd. Class B	4,200	74,958
Anhui Kouzi Distillery Co. Ltd. Class A	600	6,151
ANTA Sports Products Ltd.	18,200	264,307
Apeloa Pharmaceutical Co. Ltd. Class A	3,600	11,166
Autohome, Inc. ADR	253	8,468
AviChina Industry & Technology Co. Ltd. Class H	21,000	11,022
Baidu, Inc. Class A (d)	5,414	102,556
Bank of Beijing Co. Ltd. Class A	22,300	14,288
Bank of Chengdu Co. Ltd. Class A	1,600	3,159
Bank of China Ltd. Class A	17,700	8,712
Bank of China Ltd. Class H	1,397,071	535,696
Bank of Communications Co. Ltd. Class A	88,100	65,556
Bank of Communications Co. Ltd. Class H	106,000	66,706
Bank of Hangzhou Co. Ltd. Class A	2,300	3,888
Bank of Jiangsu Co. Ltd. Class A	12,960	13,248
Bank of Nanjing Co. Ltd. Class A	4,000	5,219
Bank of Ningbo Co. Ltd. Class A	3,900	15,510
Bank of Shanghai Co. Ltd. Class A	28,970	25,269
Baoshan Iron & Steel Co. Ltd. Class A	8,200	7,451
BeiGene Ltd. (d)	322	5,308
Beijing Capital International Airport Co. Ltd. Class H (d)	42,000	30,925
Beijing Enterprises Holdings Ltd.	5,500	19,793
Beijing Enterprises Water Group Ltd.	40,000	9,987
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,160	19,620
Security Description	Shares	Value
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	800	$ 8,965
BOC Aviation Ltd. (c)	900	6,954
BOE Technology Group Co. Ltd. Class A	117,000	75,645
BYD Co. Ltd. Class H	500	14,637
CGN Power Co. Ltd. Class H (c)	276,100	66,124
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	900	21,401
Chaozhou Three-Circle Group Co. Ltd. Class A	2,100	9,204
China Cinda Asset Management Co. Ltd. Class H	49,548	6,249
China CITIC Bank Corp. Ltd. Class H	259,000	130,326
China Coal Energy Co. Ltd. Class H (b)	10,000	7,580
China Communications Services Corp. Ltd. Class H	42,000	20,652
China Conch Venture Holdings Ltd.	38,500	67,191
China Construction Bank Corp. Class A	28,400	24,565
China Construction Bank Corp. Class H	1,045,394	677,846
China Everbright Bank Co. Ltd. Class A	14,300	6,268
China Everbright Bank Co. Ltd. Class H	79,274	24,035
China Everbright Environment Group Ltd.	20,888	8,967
China Evergrande Group (b)(d)(e)	117,625	6,181
China Feihe Ltd. (c)	83,000	62,277
China Galaxy Securities Co. Ltd. Class H	25,334	12,748
China Gas Holdings Ltd.	15,200	21,416
China Hongqiao Group Ltd.	19,000	18,201
China International Capital Corp. Ltd. Class H (c)	3,600	7,218
China Jinmao Holdings Group Ltd.	45,480	8,864
China Life Insurance Co. Ltd. Class H	76,000	124,892
China Longyuan Power Group Corp. Ltd. Class H	12,000	13,712
China Medical System Holdings Ltd.	21,733	34,330
China Meidong Auto Holdings Ltd. (b)	4,000	8,632
China Mengniu Dairy Co. Ltd. (d)	17,000	69,733
China Merchants Bank Co. Ltd. Class A	5,291	26,404

See accompanying notes to financial statements.
103

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co. Ltd. Class H	16,000	$ 81,733
China Merchants Port Holdings Co. Ltd.	4,316	6,620
China Minsheng Banking Corp. Ltd. Class A	74,000	37,176
China Minsheng Banking Corp. Ltd. Class H	99,460	34,083
China National Building Material Co. Ltd. Class H	48,000	39,379
China National Nuclear Power Co. Ltd. Class A	1,800	1,675
China Oilfield Services Ltd. Class H	8,000	8,204
China Overseas Land & Investment Ltd.	21,500	51,929
China Overseas Property Holdings Ltd.	20,000	24,433
China Pacific Insurance Group Co. Ltd. Class A	2,500	9,436
China Pacific Insurance Group Co. Ltd. Class H	16,000	42,497
China Petroleum & Chemical Corp. Class A	30,300	24,797
China Petroleum & Chemical Corp. Class H	258,395	152,734
China Power International Development Ltd.	20,000	7,949
China Railway Group Ltd. Class A	16,000	16,030
China Railway Group Ltd. Class H	50,000	30,510
China Resources Beer Holdings Co. Ltd.	4,092	32,840
China Resources Cement Holdings Ltd.	24,000	11,771
China Resources Gas Group Ltd.	8,900	32,822
China Resources Land Ltd.	10,444	47,630
China Resources Power Holdings Co. Ltd.	10,267	21,868
China Shenhua Energy Co. Ltd. Class A	2,100	8,614
China Shenhua Energy Co. Ltd. Class H	17,000	53,491
China Southern Airlines Co. Ltd. Class H (b)(d)	18,000	12,841
China State Construction Engineering Corp. Ltd. Class A	14,000	11,824
China State Construction International Holdings Ltd.	16,000	18,099
China Taiping Insurance Holdings Co. Ltd.	9,610	10,210
China Tourism Group Duty Free Corp. Ltd. Class A	3,600	96,059
China Tourism Group Duty Free Corp. Ltd. Class H (b)(c)(d)	1,000	24,726
Security Description	Shares	Value
China Tower Corp. Ltd. Class H (c)	1,048,000	$ 126,829
China Traditional Chinese Medicine Holdings Co. Ltd.	4,000	2,094
China United Network Communications Ltd. Class A	102,400	80,819
China Vanke Co. Ltd. Class A	2,100	4,660
China Vanke Co. Ltd. Class H	11,092	17,493
China Yangtze Power Co. Ltd. Class A	47,600	147,292
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,100	14,426
China Zheshang Bank Co. Ltd. Class A (d)	27,100	11,286
Chongqing Brewery Co. Ltd. Class A	800	14,562
Chongqing Zhifei Biological Products Co. Ltd. Class A	3,800	45,336
Chow Tai Fook Jewellery Group Ltd. (d)	21,200	42,076
CITIC Ltd.	64,000	74,844
CITIC Securities Co. Ltd. Class H	6,300	13,451
CMOC Group Ltd. Class H (b)	33,000	19,968
COSCO SHIPPING Holdings Co. Ltd. Class A	4,800	7,710
COSCO SHIPPING Holdings Co. Ltd. Class H	12,750	14,342
COSCO SHIPPING Ports Ltd.	8,362	5,582
Country Garden Holdings Co. Ltd. (b)	148,635	41,845
Country Garden Services Holdings Co. Ltd.	3,000	5,190
CRRC Corp. Ltd. Class H	23,000	12,540
CSPC Pharmaceutical Group Ltd.	159,840	157,194
Daan Gene Co. Ltd. Class A	2,900	6,803
Dali Foods Group Co. Ltd. (c)	53,000	22,145
Daqo New Energy Corp. ADR (d)	1,057	49,510
Dongfeng Motor Group Co. Ltd. Class H	38,000	17,814
Ecovacs Robotics Co. Ltd. Class A	700	8,420
ENN Energy Holdings Ltd.	3,700	50,716
Far East Horizon Ltd. (b)	21,000	18,887
Focus Media Information Technology Co. Ltd. Class A	13,500	13,505
Foshan Haitian Flavouring & Food Co. Ltd. Class A	5,183	57,767
Fosun International Ltd.	10,000	7,338
Foxconn Industrial Internet Co. Ltd. Class A	4,700	11,785
Fuyao Glass Industry Group Co. Ltd. Class A	900	4,555

See accompanying notes to financial statements.
104

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Fuyao Glass Industry Group Co. Ltd. Class H (c)	3,600	$ 15,684
Ganfeng Lithium Group Co. Ltd. Class A	2,800	27,102
Ganfeng Lithium Group Co. Ltd. Class H (c)	4,000	24,866
GDS Holdings Ltd. Class A (d)	368	891
Geely Automobile Holdings Ltd.	18,000	23,159
GF Securities Co. Ltd. Class H	2,000	2,833
Great Wall Motor Co. Ltd. Class H (b)	7,000	8,641
Gree Electric Appliances, Inc. of Zhuhai Class A	4,700	25,152
Greentown Service Group Co. Ltd.	10,000	6,318
Guangdong Haid Group Co. Ltd. Class A	4,900	41,620
Guangdong Investment Ltd.	46,000	47,055
Guangzhou Automobile Group Co. Ltd. Class H	23,200	14,629
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,900	13,969
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,835
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,000	12,829
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,400	15,259
H World Group Ltd. ADR	44	2,155
Haidilao International Holding Ltd. (b)(c)(d)	1,000	2,707
Haier Smart Home Co. Ltd. Class H	1,800	5,664
Haitian International Holdings Ltd.	5,000	12,930
Haitong Securities Co. Ltd. Class H	9,200	5,743
Hangzhou First Applied Material Co. Ltd. Class A	1,120	9,582
Hangzhou Tigermed Consulting Co. Ltd. Class H (c)	900	8,450
Hansoh Pharmaceutical Group Co. Ltd. (c)	8,000	13,901
Henan Shuanghui Investment & Development Co. Ltd. Class A	4,900	18,509
Hengan International Group Co. Ltd.	6,374	29,475
Hesteel Co. Ltd. Class A	21,711	7,366
Hithink RoyalFlush Information Network Co. Ltd. Class A	700	20,825
Hoshine Silicon Industry Co. Ltd. Class A	700	8,461
Huadong Medicine Co. Ltd. Class A	960	6,478
Security Description	Shares	Value
Hualan Biological Engineering, Inc. Class A	5,140	$ 16,339
Huaneng Power International, Inc. Class A (d)	1,400	1,747
Huaneng Power International, Inc. Class H (b)(d)	18,000	9,447
Huatai Securities Co. Ltd. Class H (c)	4,043	4,620
Huaxia Bank Co. Ltd. Class A	30,000	23,503
Huayu Automotive Systems Co. Ltd. Class A	1,000	2,438
Hundsun Technologies, Inc. Class A	4,640	35,959
Iflytek Co. Ltd. Class A	5,800	53,783
Imeik Technology Development Co. Ltd. Class A	400	32,546
Industrial & Commercial Bank of China Ltd. Class A	31,600	20,523
Industrial & Commercial Bank of China Ltd. Class H	841,448	448,060
Industrial Bank Co. Ltd. Class A	16,000	39,352
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	29,400	8,091
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	7,200	30,531
Inspur Electronic Information Industry Co. Ltd. Class A	3,800	19,422
iQIYI, Inc. ADR (d)	393	2,861
Jafron Biomedical Co. Ltd. Class A	890	3,933
Jason Furniture Hangzhou Co. Ltd. Class A	1,040	6,146
JD.com, Inc. Class A	3,362	73,665
Jiangsu Expressway Co. Ltd. Class H	42,000	39,165
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,600	15,428
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	12,542	78,204
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,000	18,887
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,100	26,503
Jiangxi Copper Co. Ltd. Class H	21,000	35,580
JiuGui Liquor Co. Ltd. Class A	600	11,300
Joinn Laboratories China Co. Ltd. Class A	1,764	13,450
Jointown Pharmaceutical Group Co. Ltd. Class A	4,600	10,007
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,100	5,943
JOYY, Inc. ADR	167	5,207
Juewei Food Co. Ltd. Class A	500	3,190
KE Holdings, Inc. ADR (d)	764	14,394

See accompanying notes to financial statements.
105

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Kingboard Holdings Ltd.	2,000	$ 6,140
Kingsoft Corp. Ltd.	3,000	14,771
Kuaishou Technology (c)(d)	1,700	13,091
Kunlun Energy Co. Ltd.	30,000	23,465
Kweichow Moutai Co. Ltd. Class A	1,400	371,034
Lenovo Group Ltd.	170,915	185,068
Lepu Medical Technology Beijing Co. Ltd. Class A	1,000	3,375
Li Ning Co. Ltd.	31,000	244,447
Longfor Group Holdings Ltd. (c)	8,000	22,573
LONGi Green Energy Technology Co. Ltd. Class A	1,260	7,414
Lufax Holding Ltd. ADR	10,756	21,942
Luxshare Precision Industry Co. Ltd. Class A	2,889	12,751
Luzhou Laojiao Co. Ltd. Class A	1,800	66,783
Maxscend Microelectronics Co. Ltd. Class A	800	14,492
Meituan Class B (c)(d)	1,647	30,108
Metallurgical Corp. of China Ltd. Class A	14,400	8,178
Microport Scientific Corp. (d)	1,604	3,772
Muyuan Foods Co. Ltd. Class A	1,700	12,130
NavInfo Co. Ltd. Class A	3,400	6,699
NetEase, Inc.	1,635	28,743
New China Life Insurance Co. Ltd. Class H	9,100	21,631
New Oriental Education & Technology Group, Inc. (d)	2,530	9,862
Ningbo Deye Technology Co. Ltd. Class A	300	11,269
Ningxia Baofeng Energy Group Co. Ltd. Class A	2,900	6,229
NIO, Inc. ADR (d)	162	1,703
Nongfu Spring Co. Ltd. Class H (c)	35,600	204,758
Oppein Home Group, Inc. Class A	480	8,442
Ovctek China, Inc. Class A	960	4,630
PDD Holdings, Inc. ADR (d)	22	1,670
People's Insurance Co. Group of China Ltd. Class H	379,000	126,495
Perfect World Co. Ltd. Class A	1,850	4,585
PetroChina Co. Ltd. Class A	21,000	18,103
PetroChina Co. Ltd. Class H	170,000	100,701
Pharmaron Beijing Co. Ltd. Class H (c)	900	3,778
PICC Property & Casualty Co. Ltd. Class H	56,270	57,417
Ping An Bank Co. Ltd. Class A	900	1,642
Ping An Insurance Group Co. of China Ltd. Class A	2,100	13,944
Ping An Insurance Group Co. of China Ltd. Class H	30,500	198,543
Security Description	Shares	Value
Poly Developments & Holdings Group Co. Ltd. Class A	1,000	$ 2,058
Postal Savings Bank of China Co. Ltd. Class H (b)(c)	202,000	119,914
Power Construction Corp. of China Ltd. Class A	4,300	4,464
SAIC Motor Corp. Ltd. Class A	4,300	8,992
Sangfor Technologies, Inc. Class A	900	19,391
SF Holding Co. Ltd. Class A	2,800	22,580
SG Micro Corp. Class A	600	13,560
Shaanxi Coal Industry Co. Ltd. Class A	13,400	39,689
Shandong Gold Mining Co. Ltd. Class A	10,552	33,866
Shandong Gold Mining Co. Ltd. Class H (b)(c)	19,750	40,104
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	5,133
Shandong Nanshan Aluminum Co. Ltd. Class A	15,900	7,849
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	6,400	10,224
Shanghai Baosight Software Co. Ltd. Class A	1,560	13,221
Shanghai Baosight Software Co. Ltd. Class B	28,600	94,437
Shanghai Construction Group Co. Ltd. Class A	20,700	8,229
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (b)	2,000	5,682
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	176	4,698
Shanghai International Airport Co. Ltd. Class A (d)	1,400	11,361
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	61,252	47,348
Shanghai M&G Stationery, Inc. Class A	2,500	17,875
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	13,400	24,991
Shanghai Pudong Development Bank Co. Ltd. Class A	31,424	32,901
Shanghai RAAS Blood Products Co. Ltd. Class A	7,900	7,397
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,860	73,779
Shennan Circuits Co. Ltd. Class A	480	6,453
Shenzhen Energy Group Co. Ltd. Class A	3,740	3,328
Shenzhen Inovance Technology Co. Ltd. Class A	300	3,071

See accompanying notes to financial statements.
106

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen International Holdings Ltd.	5,863	$ 5,183
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,000	90,781
Shenzhou International Group Holdings Ltd.	1,600	16,795
Shimao Group Holdings Ltd. (d)(e)	23,000	3,238
Sichuan Chuantou Energy Co. Ltd. Class A	13,499	25,986
Sichuan Swellfun Co. Ltd. Class A	1,500	16,454
Silergy Corp.	5,000	78,742
Sinopec Shanghai Petrochemical Co. Ltd. Class A	20,516	10,068
Sinopharm Group Co. Ltd. Class H	35,600	107,708
Smoore International Holdings Ltd. (b)(c)	4,000	5,136
Songcheng Performance Development Co. Ltd. Class A	6,940	16,442
Sunac China Holdings Ltd. (b)(d)(e)	44,697	6,520
Sunny Optical Technology Group Co. Ltd.	1,393	16,849
TAL Education Group ADR (d)	948	6,077
TCL Technology Group Corp. Class A	10,200	6,580
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	4,400	31,049
Tencent Holdings Ltd.	8,478	416,667
Tencent Music Entertainment Group ADR (d)	2,191	18,141
Thunder Software Technology Co. Ltd. Class A	600	9,467
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	1,300	5,853
Tianshui Huatian Technology Co. Ltd. Class A	6,200	9,119
Tingyi Cayman Islands Holding Corp.	10,000	16,662
Toly Bread Co. Ltd. Class A	3,740	8,480
Tongling Nonferrous Metals Group Co. Ltd. Class A	13,000	6,096
Tongwei Co. Ltd. Class A	5,200	29,463
Topchoice Medical Corp. Class A (d)	200	3,765
Topsports International Holdings Ltd. (c)	21,000	19,208
TravelSky Technology Ltd. Class H	7,000	13,073
Trip.com Group Ltd. ADR (d)	732	27,574
Security Description	Shares	Value
Unigroup Guoxin Microelectronics Co. Ltd. Class A	979	$ 15,843
Vipshop Holdings Ltd. ADR (d)	1,638	24,865
Walvax Biotechnology Co. Ltd. Class A	1,800	9,040
Wanhua Chemical Group Co. Ltd. Class A	1,000	13,962
Want Want China Holdings Ltd.	105,000	67,548
Weibo Corp. ADR (d)	210	4,213
Weichai Power Co. Ltd. Class H	12,000	19,261
Wuliangye Yibin Co. Ltd. Class A	4,200	120,484
WuXi AppTec Co. Ltd. Class H (c)	520	5,445
Wuxi Biologics Cayman, Inc. (c)(d)	1,000	6,191
Xiaomi Corp. Class B (c)(d)	56,000	86,319
Xinyi Solar Holdings Ltd.	3,501	4,197
Yadea Group Holdings Ltd. (c)	24,000	61,911
Yankuang Energy Group Co. Ltd. Class H (b)	4,000	14,319
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	400	1,650
Yealink Network Technology Corp. Ltd. Class A	3,750	41,506
Yihai International Holding Ltd. (b)(d)	6,000	17,618
Yonyou Network Technology Co. Ltd. Class A	2,700	9,888
Yuexiu Property Co. Ltd.	9,200	13,876
Yum China Holdings, Inc.	1,237	78,413
Yunnan Baiyao Group Co. Ltd. Class A	1,640	13,063
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	24,846
Zhejiang Dahua Technology Co. Ltd. Class A	2,100	6,914
Zhejiang Dingli Machinery Co. Ltd. Class A	700	5,585
Zhejiang Expressway Co. Ltd. Class H	14,000	11,129
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	11,409
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,400	6,785
Zhejiang Supor Co. Ltd. Class A	1,000	7,885
Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,300	4,602
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	900	6,238
Zhongsheng Group Holdings Ltd.	4,500	22,185

See accompanying notes to financial statements.
107

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co. Ltd.	1,500	$ 6,525
Zhuzhou Kibing Group Co. Ltd. Class A	4,400	6,683
Zijin Mining Group Co. Ltd. Class A	10,900	19,666
Zijin Mining Group Co. Ltd. Class H	2,000	3,343
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,947	1,761
ZTE Corp. Class A	8,400	39,827
ZTE Corp. Class H	3,680	10,782
ZTO Express Cayman, Inc. ADR	799	22,899
		11,929,389
COLOMBIA — 0.0% (a)
Bancolombia SA ADR	226	5,679
Bancolombia SA	652	4,896
Bancolombia SA Preference Shares	372	2,330
Interconexion Electrica SA ESP	1,238	4,026
		16,931
CZECH REPUBLIC — 0.4%
CEZ AS	3,468	168,674
Komercni Banka AS	587	19,491
Moneta Money Bank AS (c)	2,319	9,337
		197,502
EGYPT — 0.3%
Commercial International Bank Egypt SAE	16,539	27,391
Commercial International Bank Egypt SAE GDR	65,316	84,258
Eastern Co. SAE	30,552	17,359
		129,008
GREECE — 0.6%
Alpha Services & Holdings SA (d)	10,535	12,876
FF Group (d)(e)	491	—
Hellenic Telecommunications Organization SA	8,441	123,713
JUMBO SA	1,952	41,355
National Bank of Greece SA (d)	2,268	11,014
OPAP SA (d)	4,139	66,508
		255,466
HONG KONG — 0.3%
China Common Rich Renewable Energy Investments Ltd. (d)(e)	598,000	—
China Huishan Dairy Holdings Co. Ltd. (d)(e)	1,072,393	—
Kingboard Laminates Holdings Ltd.	15,000	15,669
Security Description	Shares	Value
Nine Dragons Paper Holdings Ltd.	20,000	$ 14,981
Orient Overseas International Ltd.	2,500	47,835
Sino Biopharmaceutical Ltd.	82,000	45,962
		124,447
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	3,664	26,835
OTP Bank Nyrt	1,159	33,047
Richter Gedeon Nyrt	2,452	51,304
		111,186
INDIA — 15.3%
ACC Ltd.	1,567	31,789
Adani Green Energy Ltd. (d)	254	2,723
Adani Ports & Special Economic Zone Ltd.	783	6,021
Adani Total Gas Ltd.	3,618	38,202
Ambuja Cements Ltd.	798	3,550
Apollo Hospitals Enterprise Ltd.	171	8,970
Asian Paints Ltd.	7,729	259,724
Aurobindo Pharma Ltd.	639	4,028
Axis Bank Ltd.	4,016	41,952
Bajaj Auto Ltd.	2,727	128,905
Bajaj Finserv Ltd.	500	7,705
Balkrishna Industries Ltd.	1,221	28,993
Bandhan Bank Ltd. (c)(d)	1,418	3,378
Berger Paints India Ltd.	4,187	29,636
Bharat Electronics Ltd.	60,447	71,750
Bharat Forge Ltd.	153	1,434
Bharat Petroleum Corp. Ltd.	4,364	18,283
Bharti Airtel Ltd.	6,752	61,537
Britannia Industries Ltd.	2,802	147,363
Cipla Ltd.	6,296	68,987
Coal India Ltd.	32,210	83,736
Colgate-Palmolive India Ltd.	2,846	52,200
Container Corp. Of India Ltd.	94	664
Dabur India Ltd.	21,715	143,978
Divi's Laboratories Ltd.	2,868	98,529
Dr Reddy's Laboratories Ltd. ADR	1,138	64,786
Dr Reddy's Laboratories Ltd.	82	4,613
Eicher Motors Ltd.	614	22,031
GAIL India Ltd. GDR	1,070	8,132
Godrej Consumer Products Ltd. (d)	760	8,953
Grasim Industries Ltd.	737	14,642
Havells India Ltd.	3,472	50,211
HCL Technologies Ltd.	26,078	344,370
HDFC Life Insurance Co. Ltd. (c)	1,709	10,381
Hero MotoCorp Ltd.	1,964	56,097
Hindalco Industries Ltd.	5,675	27,991
Hindustan Petroleum Corp. Ltd.	7,877	22,697
Hindustan Unilever Ltd.	15,269	475,697

See accompanying notes to financial statements.
108

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Housing Development Finance Corp. Ltd.	2,428	$ 77,568
ICICI Bank Ltd. ADR	2,326	50,195
ICICI Bank Ltd.	292	3,117
ICICI Lombard General Insurance Co. Ltd. (c)	3,174	41,306
Indian Oil Corp. Ltd.	22,586	21,409
Indian Railway Catering & Tourism Corp. Ltd.	3,784	26,374
Indraprastha Gas Ltd.	5,282	27,553
Infosys Ltd. ADR	23,799	415,055
Infosys Ltd.	21,239	369,035
ITC Ltd.	47,442	221,385
JSW Steel Ltd.	1,790	14,987
Jubilant Foodworks Ltd.	396	2,121
Kotak Mahindra Bank Ltd.	677	14,275
Larsen & Toubro Ltd. GDR	713	18,895
Larsen & Toubro Ltd.	53	1,396
LTIMindtree Ltd. (c)	1,419	82,182
Lupin Ltd.	3,255	25,681
Mahindra & Mahindra Ltd. GDR	1,569	21,966
Mahindra & Mahindra Ltd.	71	1,001
Marico Ltd.	21,223	123,905
Maruti Suzuki India Ltd.	236	23,812
Mphasis Ltd.	1,545	33,759
MRF Ltd.	67	68,520
Nestle India Ltd.	842	201,882
NTPC Ltd.	13,993	29,814
Oil & Natural Gas Corp. Ltd.	12,905	23,719
Page Industries Ltd.	227	104,694
Petronet LNG Ltd.	12,812	35,677
Pidilite Industries Ltd.	5,258	150,544
Power Grid Corp. of India Ltd.	7,947	21,825
Reliance Industries Ltd. GDR (c)	1,648	92,865
Reliance Industries Ltd.	1,878	53,268
Samvardhana Motherson International Ltd.	1,650	1,347
SBI Life Insurance Co. Ltd. (c)	366	4,904
Shree Cement Ltd.	19	6,054
Shriram Finance Ltd.	254	3,892
SRF Ltd.	1,929	56,611
State Bank of India GDR	379	23,991
Sun Pharmaceutical Industries Ltd.	6,382	76,344
Tata Consultancy Services Ltd.	21,331	832,112
Tata Elxsi Ltd.	589	42,709
Tata Motors Ltd. (d)	2,964	15,177
Tata Steel Ltd. GDR	12,055	156,112
Tata Steel Ltd.	724	921
Tech Mahindra Ltd.	13,030	174,698
Titan Co. Ltd.	6,738	206,192
Tube Investments of India Ltd.	1,485	46,016
UltraTech Cement Ltd.	110	10,202
United Spirits Ltd. (d)	132	1,215
UPL Ltd.	1,416	12,365
Security Description	Shares	Value
Vedanta Ltd.	3,143	$ 10,496
Wipro Ltd.	17,089	75,950
Yes Bank Ltd. (d)	34,642	6,344
		6,618,075
INDONESIA — 1.8%
Adaro Energy Indonesia Tbk PT	44,000	8,510
Astra International Tbk PT	43,900	17,566
Bank Central Asia Tbk PT	890,825	519,839
Bank Mandiri Persero Tbk PT	40,100	27,612
Bank Negara Indonesia Persero Tbk PT	13,600	8,480
Bank Rakyat Indonesia Persero Tbk PT	115,549	36,450
Charoen Pokphand Indonesia Tbk PT	16,000	5,325
Indah Kiat Pulp & Paper Tbk PT	10,800	5,402
Indofood Sukses Makmur Tbk PT	22,200	9,179
Kalbe Farma Tbk PT	308,700	43,234
Semen Indonesia Persero Tbk PT	8,912	3,744
Telkom Indonesia Persero Tbk PT	207,575	56,204
Unilever Indonesia Tbk PT	150,700	43,719
United Tractors Tbk PT	7,700	14,944
		800,208
KUWAIT — 1.0%
Agility Public Warehousing Co. KSC	6,192	12,532
Kuwait Finance House KSCP	31,080	83,663
Mobile Telecommunications Co. KSCP	79,510	139,923
National Bank of Kuwait SAKP	63,182	217,436
		453,554
LUXEMBOURG — 0.0% (a)
Reinet Investments SCA	688	14,156
MALAYSIA — 2.1%
AMMB Holdings Bhd	13,200	11,218
Axiata Group Bhd	4,404	3,004
CELCOMDIGI Bhd	41,700	41,015
CIMB Group Holdings Bhd	27,932	33,613
Dialog Group Bhd	1,100	588
Genting Bhd	9,700	10,244
Genting Malaysia Bhd	8,500	5,105
HAP Seng Consolidated Bhd	7,000	8,091
Hong Leong Bank Bhd	17,220	78,909
Hong Leong Financial Group Bhd	900	3,667
IHH Healthcare Bhd	59,000	76,884
Inari Amertron Bhd	800	446
IOI Corp. Bhd	9,900	8,548
Kuala Lumpur Kepong Bhd	1,576	7,422
Malayan Banking Bhd	83,940	163,029

See accompanying notes to financial statements.
109

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Malaysia Airports Holdings Bhd (d)	1,200	$ 1,847
Maxis Bhd	12,900	12,074
MISC Bhd	23,600	38,616
MR DIY Group M Bhd (c)	110,750	38,904
Nestle Malaysia Bhd	4,000	124,283
Petronas Chemicals Group Bhd	21,900	35,090
Petronas Dagangan Bhd	4,000	19,345
PPB Group Bhd	10,760	40,382
Public Bank Bhd	50,155	45,466
RHB Bank Bhd	5,566	7,039
Sime Darby Bhd	11,527	5,617
Sime Darby Plantation Bhd	4,767	4,613
Telekom Malaysia Bhd	4,559	5,063
Tenaga Nasional Bhd	25,800	53,968
Top Glove Corp. Bhd (d)	52,800	11,248
		895,338
MEXICO — 2.4%
America Movil SAB de CV Class B	90,352	94,726
Arca Continental SAB de CV	354	3,208
Cemex SAB de CV Series CPO (d)	54,851	30,044
Coca-Cola Femsa SAB de CV	6,104	48,927
Fibra Uno Administracion SA de CV REIT	11,952	16,661
Fomento Economico Mexicano SAB de CV (b)	2,687	25,566
Gruma SAB de CV Class B	1,003	14,767
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,050	98,061
Grupo Aeroportuario del Sureste SAB de CV Class B	172	5,251
Grupo Bimbo SAB de CV Class A	732	3,676
Grupo Carso SAB de CV Series A1 (b)	774	3,839
Grupo Financiero Banorte SAB de CV Class O	7,244	60,942
Grupo Financiero Inbursa SAB de CV Class O (d)	8,003	17,175
Grupo Mexico SAB de CV Class B	9,695	45,817
Grupo Televisa SAB Series CPO (b)	7,467	7,886
Industrias Penoles SAB de CV (b)(d)	492	7,243
Kimberly-Clark de Mexico SAB de CV Class A	1,706	3,587
Orbia Advance Corp. SAB de CV	1,884	4,088
Promotora y Operadora de Infraestructura SAB de CV	190	1,894
Southern Copper Corp.	1,372	104,615
Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	106,177	$ 423,567
		1,021,540
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	4,319	35,329
Credicorp Ltd.	614	81,288
		116,617
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	13,070	11,636
ACEN Corp.	1,860	209
Ayala Corp.	490	5,859
Ayala Land, Inc.	5,000	2,437
Bank of the Philippine Islands	35,804	67,505
BDO Unibank, Inc.	22,766	53,811
International Container Terminal Services, Inc.	13,390	52,560
JG Summit Holdings, Inc.	7,214	6,356
Jollibee Foods Corp.	4,730	19,489
Manila Electric Co.	8,900	50,913
Metropolitan Bank & Trust Co.	15,146	16,298
PLDT, Inc.	401	10,474
SM Investments Corp.	735	12,019
SM Prime Holdings, Inc.	10,500	6,335
		315,901
POLAND — 0.5%
Bank Polska Kasa Opieki SA	710	14,085
CD Projekt SA	103	2,659
Cyfrowy Polsat SA	1,483	5,763
Dino Polska SA (c)(d)	779	70,720
KGHM Polska Miedz SA	446	12,656
PGE Polska Grupa Energetyczna SA (d)	6,956	10,134
Polski Koncern Naftowy ORLEN SA	3,545	47,924
Powszechna Kasa Oszczednosci Bank Polski SA	2,619	17,338
Powszechny Zaklad Ubezpieczen SA	1,457	11,864
Santander Bank Polska SA	107	7,248
		200,391
QATAR — 1.3%
Barwa Real Estate Co.	4,492	3,215
Commercial Bank PSQC	2,187	3,487
Industries Qatar QSC	23,093	82,475
Masraf Al Rayan QSC	143,940	116,852
Mesaieed Petrochemical Holding Co.	6,335	3,342
Ooredoo QPSC	11,895	30,685
Qatar Electricity & Water Co. QSC	13,267	61,487
Qatar Fuel QSC	16,652	79,372
Qatar Islamic Bank SAQ	15,332	74,891

See accompanying notes to financial statements.
110

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Qatar National Bank QPSC	28,843	$ 127,337
		583,143
ROMANIA — 0.0% (a)
NEPI Rockcastle NV	770	4,483
RUSSIA — 0.0%
Alrosa PJSC (d)(e)	72,138	—
Gazprom PJSC ADR (d)(e)	50,071	—
Inter RAO UES PJSC (d)(e)	435,055	—
LUKOIL PJSC (e)	3,065	—
Magnit PJSC (d)(e)	498	—
MMC Norilsk Nickel PJSC ADR (d)(e)	1,589	—
Mobile TeleSystems PJSC ADR (d)(e)	2,361	—
Moscow Exchange MICEX-Rates PJSC (d)(e)	5,004	—
Novatek PJSC GDR (d)(e)	169	—
Novolipetsk Steel PJSC GDR (d)(e)	2,685	—
Novolipetsk Steel PJSC (d)(e)	6,756	—
PhosAgro PJSC (d)(e)	3	—
PhosAgro PJSC GDR (d)(e)	401	—
Polyus PJSC GDR (d)(e)	1,392	—
Polyus PJSC (d)(e)	81	—
Rosneft Oil Co. PJSC (e)	15,529	—
Sberbank of Russia PJSC (d)(e)	57,120	—
Severstal PAO GDR (d)(e)	5,724	—
Surgutneftegas PJSC Preference Shares ADR (d)(e)(f)	34,802	—
Surgutneftegas PJSC ADR (d)(e)(f)	9,158	—
Tatneft PJSC ADR (d)(e)(f)	1,514	—
TCS Group Holding PLC GDR (d)(e)	3,373	—
VTB Bank PJSC (d)(e)	32,335,040	—
X5 Retail Group NV GDR (d)(e)	820	—
Yandex NV Class A (d)(e)	480	—
		—
SAUDI ARABIA — 6.9%
Advanced Petrochemical Co.	2,980	37,948
Al Rajhi Bank	34,516	675,847
Alinma Bank	10,403	81,618
Arab National Bank	2,164	14,874
Arabian Internet & Communications Services Co.	413	27,374
Bank AlBilad	1,298	13,763
Bank Al-Jazira	5,112	24,759
Banque Saudi Fransi	1,985	19,143
Bupa Arabia for Cooperative Insurance Co.	470	21,761
Dallah Healthcare Co.	362	14,851
Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co. (d)	21,489	$ 91,711
Dr Sulaiman Al Habib Medical Services Group Co.	1,553	120,560
Elm Co.	303	35,662
Emaar Economic City (d)	12,955	27,817
Etihad Etisalat Co.	12,368	135,914
Jarir Marketing Co.	3,986	173,087
Mobile Telecommunications Co. Saudi Arabia (d)	20,473	70,903
Mouwasat Medical Services Co.	695	43,510
Nahdi Medical Co.	783	38,506
National Industrialization Co. (d)	792	2,578
Rabigh Refining & Petrochemical Co. (d)	1,320	3,545
Riyad Bank	2,163	17,114
SABIC Agri-Nutrients Co.	6,273	212,905
Sahara International Petrochemical Co.	614	6,191
Saudi Arabian Mining Co. (d)	708	12,071
Saudi Arabian Oil Co. (c)	51,489	443,055
Saudi Basic Industries Corp.	5,719	137,578
Saudi British Bank	2,341	21,984
Saudi Electricity Co.	16,046	99,857
Saudi Kayan Petrochemical Co. (d)	1,155	3,723
Saudi National Bank	4,559	55,686
Saudi Research & Media Group (d)	129	6,777
Saudi Tadawul Group Holding Co.	45	1,731
Saudi Telecom Co.	22,851	243,808
Savola Group	1,603	11,936
Yanbu National Petrochemical Co.	1,859	20,875
		2,971,022
SOUTH AFRICA — 2.1%
Absa Group Ltd.	1,464	14,999
African Rainbow Minerals Ltd.	2,039	26,508
Anglo American Platinum Ltd. (b)	1,149	61,781
Aspen Pharmacare Holdings Ltd.	920	9,498
Bid Corp. Ltd.	653	14,667
Bidvest Group Ltd. (b)	1,061	15,154
Capitec Bank Holdings Ltd.	1,340	127,463
Clicks Group Ltd.	4,733	68,592
Discovery Ltd. (d)	817	6,421
Exxaro Resources Ltd.	3,767	39,607
FirstRand Ltd. (b)	10,892	37,067
Gold Fields Ltd.	1,220	16,296
Growthpoint Properties Ltd. REIT	5,558	4,091
Harmony Gold Mining Co. Ltd.	915	3,774

See accompanying notes to financial statements.
111

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Impala Platinum Holdings Ltd. (b)	14,527	$ 134,139
Kumba Iron Ore Ltd. (b)	1,256	31,834
Mr Price Group Ltd.	5,010	40,718
MTN Group Ltd.	3,901	28,027
MultiChoice Group	247	1,717
Naspers Ltd. Class N	290	53,823
Nedbank Group Ltd.	1,589	19,421
Old Mutual Ltd.	22,411	14,905
Remgro Ltd.	1,526	11,562
Sanlam Ltd.	4,730	15,028
Sasol Ltd.	1,393	18,843
Shoprite Holdings Ltd.	1,239	15,521
Sibanye Stillwater Ltd. (b)	9,090	18,767
Standard Bank Group Ltd.	3,933	38,307
Vodacom Group Ltd.	1,301	8,949
Woolworths Holdings Ltd.	3,172	11,429
		908,908
SOUTH KOREA — 8.2%
Amorepacific Corp.	53	5,569
BGF retail Co. Ltd.	201	28,054
Celltrion Healthcare Co. Ltd.	237	10,959
Celltrion, Inc.	145	16,685
Cheil Worldwide, Inc.	499	7,137
CJ CheilJedang Corp.	70	17,529
CJ Corp.	201	16,103
Coway Co. Ltd.	1,552	62,588
DB Insurance Co. Ltd.	508	29,227
Doosan Bobcat, Inc.	116	3,894
Doosan Enerbility Co. Ltd. (d)	381	4,975
E-MART, Inc.	237	19,224
F&F Co. Ltd.	258	27,646
GS Holdings Corp.	402	12,475
Hana Financial Group, Inc.	2,843	88,881
Hankook Tire & Technology Co. Ltd.	372	9,944
Hanmi Pharm Co. Ltd.	7	1,377
Hanwha Galleria Co. Ltd. (d)	412	675
Hanwha Solutions Corp. (d)	366	15,097
HD Hyundai Co. Ltd.	377	16,825
HLB, Inc. (d)	38	1,014
HMM Co. Ltd.	3,686	57,618
Hotel Shilla Co. Ltd.	1,357	84,953
Hyundai Engineering & Construction Co. Ltd.	408	11,423
Hyundai Glovis Co. Ltd.	81	9,862
Hyundai Mobis Co. Ltd.	303	50,273
Hyundai Motor Co.	726	102,890
Hyundai Motor Co. Preference Shares (f)	295	21,708
Hyundai Motor Co. Preference Shares (f)	178	12,907
Hyundai Motor Co. GDR	190	6,736
Hyundai Steel Co.	588	15,673
Industrial Bank of Korea	2,333	18,100
Kakao Corp.	319	14,972
Security Description	Shares	Value
Kangwon Land, Inc.	2,558	$ 39,101
KB Financial Group, Inc.	677	24,779
KB Financial Group, Inc. ADR	2,324	84,640
Kia Corp.	1,217	75,721
Korea Aerospace Industries Ltd.	134	4,879
Korea Electric Power Corp. ADR (b)	3,566	24,748
Korea Electric Power Corp. (d)	1,381	19,105
Korea Investment Holdings Co. Ltd.	137	5,788
Korea Shipbuilding & Offshore Engineering Co. Ltd. (d)	139	8,275
Korea Zinc Co. Ltd.	10	4,248
Korean Air Lines Co. Ltd.	501	8,928
Krafton, Inc. (d)	64	9,021
KT&G Corp.	1,763	113,620
Kumho Petrochemical Co. Ltd.	378	41,724
LG Chem Ltd.	104	56,879
LG Corp.	222	14,120
LG Display Co. Ltd. ADR	1,427	9,104
LG Display Co. Ltd. (d)	1,218	15,372
LG Electronics, Inc.	675	59,782
LG H&H Co. Ltd.	47	21,661
LG Innotek Co. Ltd.	228	47,374
LG Uplus Corp.	4,701	39,107
Lotte Chemical Corp.	133	19,493
Lotte Shopping Co. Ltd.	107	6,731
Meritz Securities Co. Ltd.	1,264	5,923
Mirae Asset Securities Co. Ltd.	2,413	11,974
NAVER Corp.	532	82,547
NCSoft Corp.	55	15,695
Netmarble Corp. (c)(d)	201	10,236
NH Investment & Securities Co. Ltd.	513	3,468
Orion Corp.	424	44,489
Pan Ocean Co. Ltd.	2,656	11,853
Pearl Abyss Corp. (d)	99	3,517
POSCO Holdings, Inc. ADR	1,815	126,487
POSCO Holdings, Inc.	72	20,353
S-1 Corp.	839	35,639
Samsung Biologics Co. Ltd. (c)(d)	129	78,083
Samsung C&T Corp.	300	24,934
Samsung Electro-Mechanics Co. Ltd.	137	16,069
Samsung Electronics Co. Ltd. Preference Shares	4,239	175,506
Samsung Electronics Co. Ltd.	14,593	717,404
Samsung Engineering Co. Ltd. (d)	340	8,279
Samsung Fire & Marine Insurance Co. Ltd.	202	31,964
Samsung Heavy Industries Co. Ltd. (d)	1,725	6,850
Samsung Life Insurance Co. Ltd.	373	17,993

See accompanying notes to financial statements.
112

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Samsung SDI Co. Ltd.	64	$ 36,133
Samsung SDS Co. Ltd.	438	39,028
Samsung Securities Co. Ltd.	254	6,185
SD Biosensor, Inc.	851	13,793
Shinhan Financial Group Co. Ltd.	714	19,388
Shinhan Financial Group Co. Ltd. ADR	2,808	75,648
SK Bioscience Co. Ltd. (d)	70	3,877
SK Hynix, Inc.	2,585	175,927
SK Innovation Co. Ltd. (d)	135	18,593
SK Square Co. Ltd. (d)	325	9,923
SK, Inc.	345	45,714
S-Oil Corp.	169	10,398
Woori Financial Group, Inc.	4,548	39,861
Yuhan Corp.	1,109	43,104
		3,544,028
TAIWAN — 16.1%
Accton Technology Corp.	12,000	125,725
Acer, Inc.	11,258	10,409
Advantech Co. Ltd.	16,838	205,169
ASE Technology Holding Co. Ltd.	10,124	37,407
Asia Cement Corp.	10,200	14,506
Asustek Computer, Inc.	14,000	125,298
AUO Corp.	25,600	15,471
Catcher Technology Co. Ltd.	2,000	12,480
Cathay Financial Holding Co. Ltd.	45,179	62,024
Chailease Holding Co. Ltd.	3,802	27,909
Chang Hwa Commercial Bank Ltd.	15,484	8,823
Cheng Shin Rubber Industry Co. Ltd.	20,000	24,009
China Development Financial Holding Corp.	66,300	27,328
China Steel Corp.	64,440	65,398
Chunghwa Telecom Co. Ltd.	62,540	245,456
Compal Electronics, Inc.	163,000	135,175
CTBC Financial Holding Co. Ltd.	72,900	52,315
Delta Electronics, Inc.	3,623	35,816
E.Sun Financial Holding Co. Ltd.	117,752	97,845
Eclat Textile Co. Ltd.	3,379	54,934
eMemory Technology, Inc. (d)	1,000	61,089
Evergreen Marine Corp. Taiwan Ltd.	4,626	24,081
Far Eastern New Century Corp.	8,560	8,800
Far EasTone Telecommunications Co. Ltd.	74,449	183,876
Feng TAY Enterprise Co. Ltd.	7,176	45,487
First Financial Holding Co. Ltd.	272,665	236,866
Formosa Chemicals & Fibre Corp.	10,000	22,695
Security Description	Shares	Value
Formosa Petrochemical Corp.	13,000	$ 36,292
Formosa Plastics Corp.	31,000	93,466
Fubon Financial Holding Co. Ltd.	19,670	36,501
Giant Manufacturing Co. Ltd.	1,036	5,989
Globalwafers Co. Ltd.	1,000	17,013
Hon Hai Precision Industry Co. Ltd.	70,730	241,594
Hotai Motor Co. Ltd.	1,000	21,085
Hua Nan Financial Holdings Co. Ltd.	264,116	193,874
Innolux Corp.	74,069	35,274
Inventec Corp.	81,000	84,997
Lite-On Technology Corp.	39,952	96,181
MediaTek, Inc. (d)	25,877	668,863
Mega Financial Holding Co. Ltd.	70,048	75,920
Micro-Star International Co. Ltd.	16,000	75,671
momo.com, Inc.	1,200	35,589
Nan Ya Plastics Corp.	12,000	30,544
Nanya Technology Corp.	9,000	19,657
Nien Made Enterprise Co. Ltd.	4,000	42,959
Novatek Microelectronics Corp.	13,000	184,235
Pegatron Corp.	17,000	38,916
Pou Chen Corp.	12,000	12,297
President Chain Store Corp.	25,000	221,283
Quanta Computer, Inc.	27,000	79,011
Realtek Semiconductor Corp.	10,000	127,268
Ruentex Development Co. Ltd.	31,632	36,725
Shanghai Commercial & Savings Bank Ltd.	13,295	20,501
Shin Kong Financial Holding Co. Ltd.	80,657	22,305
SinoPac Financial Holdings Co. Ltd.	41,772	22,774
Synnex Technology International Corp.	48,900	98,450
Taishin Financial Holding Co. Ltd.	44,882	24,470
Taiwan Business Bank	59,000	26,063
Taiwan Cement Corp.	29,019	34,692
Taiwan Cooperative Financial Holding Co. Ltd.	235,750	202,088
Taiwan High Speed Rail Corp.	39,000	38,747
Taiwan Mobile Co. Ltd.	67,542	224,049
Taiwan Semiconductor Manufacturing Co. Ltd.	73,495	1,286,570
Unimicron Technology Corp.	20,000	96,888
Uni-President Enterprises Corp.	32,164	75,953
United Microelectronics Corp.	19,000	33,011
Vanguard International Semiconductor Corp.	21,000	66,833
Voltronic Power Technology Corp.	1,000	56,819
Wan Hai Lines Ltd.	10,100	22,723

See accompanying notes to financial statements.
113

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Win Semiconductors Corp.	1,000	$ 5,994
Winbond Electronics Corp.	3,000	2,611
WPG Holdings Ltd.	36,280	59,816
Yageo Corp.	953	16,558
Yang Ming Marine Transport Corp.	8,000	16,895
Yuanta Financial Holding Co. Ltd.	29,676	21,784
Zhen Ding Technology Holding Ltd.	3,000	11,232
		6,965,421
THAILAND — 2.9%
Advanced Info Service PCL	31,722	196,668
Airports of Thailand PCL (d)	14,000	29,069
Airports of Thailand PCL NVDR (d)	54,770	113,720
Asset World Corp. PCL	142,100	24,102
Bangkok Dusit Medical Services PCL Class F	144,292	124,481
Bangkok Expressway & Metro PCL	85,780	22,201
Berli Jucker PCL NVDR	900	1,007
BTS Group Holdings PCL	64,243	13,339
Bumrungrad Hospital PCL	11,464	75,767
Carabao Group PCL Class F	1,900	5,320
Central Pattana PCL	7,968	16,020
Central Retail Corp. PCL NVDR	5,563	7,280
Central Retail Corp. PCL	13,234	17,319
CENTRAL RETAIL Corp. PCL (c)	23,200	30,361
Charoen Pokphand Foods PCL	16,386	10,159
CP ALL PCL	71,261	129,206
Electricity Generating PCL	2,109	9,591
Energy Absolute PCL	900	2,000
Energy Absolute PCL NVDR	2,100	4,667
Home Product Center PCL	192,374	81,011
Indorama Ventures PCL	1,400	1,412
Indorama Ventures PCL NVDR	5,100	5,146
Intouch Holdings PCL Class F	55,902	120,975
Krung Thai Bank PCL	25,568	12,337
Land & Houses PCL	13,400	3,860
Minor International PCL (d)	885	835
Minor International PCL NVDR (d)	2,661	2,510
Osotspa PCL	33,200	29,855
PTT Exploration & Production PCL	1,828	8,045
PTT Global Chemical PCL	11,662	15,603
PTT Oil & Retail Business PCL	47,000	29,276
PTT PCL	37,560	34,600
Ratch Group PCL	3,150	3,547
SCB X PCL	3,075	9,217
Siam Cement PCL	2,024	18,645
Siam Cement PCL NVDR	1,200	11,054
Thai Oil PCL	6,279	9,640
Security Description	Shares	Value
Thai Union Group PCL NVDR	6,400	$ 2,639
True Corp. PCL	16,265	3,996
		1,236,480
TURKEY — 0.5%
Akbank TAS	13,266	11,708
Aselsan Elektronik Sanayi Ve Ticaret AS	13,025	35,251
BIM Birlesik Magazalar AS	9,288	71,952
Eregli Demir ve Celik Fabrikalari TAS	4,120	7,598
Ford Otomotiv Sanayi AS	1,186	36,139
Turk Hava Yollari AO (d)	1,849	11,415
Turkcell Iletisim Hizmetleri AS	4,911	8,182
Turkiye Is Bankasi AS Class C	21,306	14,396
Turkiye Petrol Rafinerileri AS	249	6,877
Turkiye Sise ve Cam Fabrikalari AS	2,138	4,714
		208,232
UNITED ARAB EMIRATES — 1.7%
Abu Dhabi Commercial Bank PJSC	10,927	24,696
Abu Dhabi National Oil Co. for Distribution PJSC	183,733	209,123
Aldar Properties PJSC	84,647	107,177
Dubai Islamic Bank PJSC	78,110	111,236
Emaar Properties PJSC	11,195	17,071
Emirates NBD Bank PJSC	9,876	35,363
Emirates Telecommunications Group Co. PJSC	20,901	125,548
First Abu Dhabi Bank PJSC	24,297	85,213
Multiply Group PJSC (d)	11,278	9,950
Q Holding PJSC (d)	14,751	10,202
		735,579
UNITED STATES — 0.2%
JBS SA	7,198	25,341
Legend Biotech Corp. ADR (d)	248	11,959
Parade Technologies Ltd.	2,000	68,971
		106,271
TOTAL COMMON STOCKS (Cost $42,307,814)		42,955,792

RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Localiza Rent a Car SA (expiring 05/11/23) (d) (Cost $0)	53	137
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g)(h)	29,142	29,145

See accompanying notes to financial statements.
114

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i)(j)	193,548	$ 193,548
TOTAL SHORT-TERM INVESTMENTS (Cost $222,696)		222,693
TOTAL INVESTMENTS — 99.8% (Cost $42,530,510)		43,178,622
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		69,292
NET ASSETS — 100.0%		$ 43,247,914
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.5% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $15,939, representing less than 0.05% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,881,757	$1,058,096	$15,939	$42,955,792
Rights	137	—	—	137
Short-Term Investments	222,693	—	—	222,693
TOTAL INVESTMENTS	$42,104,587	$1,058,096	$15,939	$43,178,622
Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	22.1%
Information Technology	20.8
Consumer Staples	11.1
Consumer Discretionary	9.6
Materials	9.5
Communication Services	7.5
Industrials	5.2
Health Care	4.7
Energy	4.4
Utilities	2.9
Real Estate	1.5
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
115

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	232,669	$232,715	$1,578,497	$1,781,958	$(86)	$(23)	29,142	$ 29,145	$3,561
State Street Navigator Securities Lending Portfolio II	355,219	355,219	6,619,774	6,781,445	—	—	193,548	193,548	2,766
Total		$587,934	$8,198,271	$8,563,403	$(86)	$(23)		$222,693	$6,327
See accompanying notes to financial statements.
116

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.9%
ANZ Group Holdings Ltd.	3,067	$ 47,101
APA Group Stapled Security	1,023	6,934
Aristocrat Leisure Ltd.	347	8,645
ASX Ltd. (a)	384	16,722
Aurizon Holdings Ltd.	4,562	10,266
BHP Group Ltd. (b)	10,825	342,420
BlueScope Steel Ltd.	806	10,877
Brambles Ltd.	915	8,230
Cochlear Ltd.	85	13,475
Coles Group Ltd.	1,352	16,317
Commonwealth Bank of Australia (a)	1,101	72,501
Dexus REIT	1,076	5,412
Endeavour Group Ltd.	1,062	4,815
Flutter Entertainment PLC (c)	30	5,464
Fortescue Metals Group Ltd.	4,497	67,737
Glencore PLC	11,082	63,661
Goodman Group REIT	1,374	17,291
GPT Group REIT	486	1,380
Macquarie Group Ltd.	115	13,530
Medibank Pvt Ltd.	2,982	6,711
Mirvac Group REIT	1,903	2,651
National Australia Bank Ltd. (a)	2,583	47,955
Newcrest Mining Ltd.	201	3,615
Orica Ltd.	1,035	10,668
QBE Insurance Group Ltd.	122	1,192
Ramsay Health Care Ltd.	152	6,774
REA Group Ltd. (a)	142	13,127
Rio Tinto Ltd.	920	74,027
Rio Tinto PLC	2,794	189,245
Santos Ltd.	1,695	7,833
Scentre Group REIT	1,124	2,070
Sonic Healthcare Ltd.	822	19,181
South32 Ltd.	5,162	15,108
Stockland REIT	873	2,327
Suncorp Group Ltd.	988	8,013
Telstra Group Ltd.	3,363	9,505
Transurban Group Stapled Security	816	7,766
Treasury Wine Estates Ltd.	865	7,572
Washington H Soul Pattinson & Co. Ltd. (a)	385	7,787
Wesfarmers Ltd.	3,143	105,778
Westpac Banking Corp. (a)	4,029	58,448
Woodside Energy Group Ltd.	822	18,355
Woolworths Group Ltd.	1,137	28,861
		1,387,347
AUSTRIA — 0.0% (d)
Erste Group Bank AG	294	9,742
Mondi PLC	470	7,450
OMV AG	341	15,657
Verbund AG	79	6,866
Security Description	Shares	Value
voestalpine AG	37	$ 1,258
		40,973
BELGIUM — 0.2%
Ageas SA	262	11,346
Anheuser-Busch InBev SA	365	24,321
Elia Group SA	64	8,455
Groupe Bruxelles Lambert NV	90	7,676
KBC Group NV	208	14,304
Sofina SA (a)	82	18,388
Solvay SA	18	2,060
UCB SA	697	62,428
Umicore SA	156	5,290
		154,268
BRAZIL — 0.0% (d)
Wheaton Precious Metals Corp.	580	27,895
Yara International ASA	37	1,604
		29,499
CANADA — 3.2%
Agnico Eagle Mines Ltd.	468	23,826
Algonquin Power & Utilities Corp. (a)	18	151
Alimentation Couche-Tard, Inc.	1,632	81,941
AltaGas Ltd. (a)	466	7,758
ARC Resources Ltd. (a)	517	5,856
Bank of Montreal	524	46,610
Bank of Nova Scotia (a)	1,033	51,957
Bank of Nova Scotia (a)	—	—
Barrick Gold Corp. (a)	3,585	66,463
BCE, Inc. (a)	981	43,884
Brookfield Asset Management Ltd. Class A (a)	171	5,594
Brookfield Corp. (a)	683	22,221
Cameco Corp. (a)	118	3,086
Canadian Imperial Bank of Commerce (a)	796	33,708
Canadian National Railway Co.	984	115,948
Canadian Natural Resources Ltd. (a)	580	32,052
Canadian Pacific Railway Ltd. (a)	493	37,911
Canadian Utilities Ltd. Class A (a)	270	7,513
Cenovus Energy, Inc. (a)	649	11,308
CGI, Inc. (c)	1,191	114,625
Constellation Software, Inc. (a)	53	99,507
Dollarama, Inc. (a)	226	13,488
Emera, Inc. (a)	240	9,846
Empire Co. Ltd. Class A (a)	742	19,864
Enbridge, Inc.	957	36,439
Fairfax Financial Holdings Ltd. (a)	53	35,200
Fortis, Inc.	405	17,192
Franco-Nevada Corp. (a)	1,663	242,234
George Weston Ltd.	196	25,938
Great-West Lifeco, Inc. (a)	538	14,240

See accompanying notes to financial statements.
117

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hydro One Ltd. (a)(e)	2,721	$ 77,367
iA Financial Corp., Inc. (a)	187	11,836
Intact Financial Corp. (a)	1,009	144,206
Keyera Corp. (a)	376	8,221
Kinross Gold Corp. (a)	1,996	9,380
Loblaw Cos. Ltd. (a)	689	62,707
Magna International, Inc. (a)	376	20,112
Manulife Financial Corp.	1,883	34,506
Metro, Inc.	640	35,155
National Bank of Canada (a)	187	13,357
Nutrien Ltd. (a)	301	22,199
Open Text Corp. (a)	418	16,101
Pembina Pipeline Corp. (a)	324	10,481
Power Corp. of Canada (a)	676	17,253
Quebecor, Inc. Class B (a)	270	6,665
RioCan Real Estate Investment Trust	598	9,010
Rogers Communications, Inc. Class B (a)	694	32,122
Royal Bank of Canada	1,044	99,706
Shaw Communications, Inc. Class B (a)	932	27,850
Shopify, Inc. Class A (c)	249	11,922
Sun Life Financial, Inc.	150	6,998
Suncor Energy, Inc. (a)	747	23,160
TC Energy Corp.	386	14,994
Teck Resources Ltd. Class B (a)	351	12,799
TELUS Corp. (b)	3,673	72,817
TELUS Corp. (b)(c)	89	1,764
Thomson Reuters Corp.	1,411	183,330
Toronto-Dominion Bank (a)	2,640	157,910
		2,370,288
CHINA — 0.2%
BOC Hong Kong Holdings Ltd.	16,500	51,392
NXP Semiconductors NV	97	18,088
Prosus NV (c)	277	21,650
SITC International Holdings Co. Ltd.	6,000	12,887
Wilmar International Ltd.	2,300	7,283
Xinyi Glass Holdings Ltd.	5,000	8,955
		120,255
DENMARK — 1.4%
AP Moller - Maersk AS Class A	12	21,282
AP Moller - Maersk AS Class B	10	18,150
Carlsberg AS Class B	147	22,790
Coloplast AS Class B	350	46,033
Danske Bank AS (c)	1,173	23,609
DSV AS	102	19,733
Genmab AS (c)	42	15,859
Novo Nordisk AS Class B	4,898	775,645
Novozymes AS Class B	725	37,104
Orsted AS (e)	83	7,062
Pandora AS	216	20,647
ROCKWOOL AS Class B	27	6,618
Tryg AS	1,404	30,695
Security Description	Shares	Value
Vestas Wind Systems AS	422	$ 12,248
		1,057,475
FINLAND — 0.5%
Elisa Oyj	1,759	106,179
Fortum Oyj (c)	765	11,731
Kone Oyj Class B	1,078	56,217
Neste Oyj	709	34,994
Nokia Oyj (b)	1,509	7,403
Nokia Oyj (b)	2,170	10,626
Nordea Bank Abp (a)	1,817	19,387
Orion Oyj Class B	211	9,442
Sampo Oyj Class A	1,623	76,669
Stora Enso Oyj Class R	485	6,313
UPM-Kymmene Oyj (c)	380	12,778
Wartsila OYJ Abp	345	3,256
		354,995
FRANCE — 2.1%
Air Liquide SA	311	52,102
Airbus SE	191	25,582
Alstom SA (a)	330	8,992
Arkema SA	23	2,269
AXA SA	2,049	62,699
BioMerieux	96	10,117
BNP Paribas SA	1,859	111,508
Bollore SE (a)	1,710	10,571
Bouygues SA	419	14,153
Capgemini SE	66	12,244
Carrefour SA	1,167	23,621
Cie de Saint-Gobain	517	29,388
Cie Generale des Etablissements Michelin SCA	656	20,059
Credit Agricole SA	2,429	27,440
Danone SA	436	27,147
Dassault Aviation SA	60	11,903
Dassault Systemes SE	106	4,362
Eiffage SA	21	2,276
Engie SA (a)	1,901	30,100
EssilorLuxottica SA	84	15,149
Eurazeo SE	84	5,978
Gecina SA REIT	5	519
Getlink SE	173	2,855
Hermes International	57	115,433
Kering SA	71	46,283
Klepierre SA REIT	271	6,139
Legrand SA	29	2,649
L'Oreal SA	398	177,827
LVMH Moet Hennessy Louis Vuitton SE	82	75,227
Orange SA	20,634	245,520
Pernod Ricard SA	114	25,848
Publicis Groupe SA	67	5,225
Renault SA (c)	695	28,391
Safran SA	96	14,241
Sartorius Stedim Biotech	65	19,915
Societe Generale SA	2,121	47,896

See accompanying notes to financial statements.
118

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sodexo SA	9	$ 881
Thales SA	58	8,592
TotalEnergies SE	2,061	121,721
Unibail-Rodamco-Westfield REIT (b)(c)	44	2,361
Unibail-Rodamco-Westfield REIT (a)(b)(c)	125	6,707
Valeo SA	290	5,958
Veolia Environnement SA (a)	679	20,951
Vinci SA	270	31,012
Vivendi SE	1,779	17,975
Worldline SA (c)(e)	195	8,286
		1,546,072
GERMANY — 2.1%
adidas AG	83	14,679
Allianz SE	359	83,000
Aroundtown SA	1,445	2,061
BASF SE	888	46,656
Bayer AG	745	47,528
Bayerische Motoren Werke AG	527	57,794
Bayerische Motoren Werke AG Preference Shares	103	10,553
Beiersdorf AG	141	18,375
Brenntag SE	166	12,480
Commerzbank AG (c)	2,392	25,213
Continental AG	235	17,596
Covestro AG (e)	172	7,125
Daimler Truck Holding AG (c)	726	24,538
Deutsche Bank AG	3,325	33,798
Deutsche Boerse AG	31	6,044
Deutsche Lufthansa AG (c)	793	8,840
Deutsche Post AG	981	45,926
Deutsche Telekom AG	17,624	427,949
E.ON SE	1,419	17,729
Fresenius Medical Care AG & Co. KGaA	285	12,107
Fresenius SE & Co. KGaA	497	13,418
Hannover Rueck SE	16	3,135
HeidelbergCement AG	179	13,080
HelloFresh SE (c)	114	2,714
Henkel AG & Co. KGaA Preference Shares	154	12,057
Infineon Technologies AG	729	29,843
Knorr-Bremse AG	182	12,117
LEG Immobilien SE	2	110
Mercedes-Benz Group AG	1,351	103,891
Merck KGaA	65	12,115
MTU Aero Engines AG	39	9,771
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	158	55,360
Porsche Automobil Holding SE Preference Shares	264	15,179
Rational AG	8	5,363
RWE AG	483	20,801
SAP SE	395	49,807
Security Description	Shares	Value
Siemens AG	384	$ 62,271
Siemens Energy AG (c)	202	4,442
Siemens Healthineers AG (e)	325	18,721
Symrise AG	814	88,614
Telefonica Deutschland Holding AG	12,501	38,531
United Internet AG	86	1,483
Volkswagen AG	36	6,180
Volkswagen AG Preference Shares	525	71,663
Vonovia SE	128	2,411
Zalando SE (c)(e)	200	8,374
		1,581,442
HONG KONG — 1.2%
AIA Group Ltd.	4,600	48,432
CK Asset Holdings Ltd.	1,678	10,186
CK Infrastructure Holdings Ltd.	500	2,720
CLP Holdings Ltd.	8,500	61,395
Hang Seng Bank Ltd.	7,100	101,029
Henderson Land Development Co. Ltd.	2,000	6,917
HKT Trust & HKT Ltd. Stapled Security	36,540	48,503
Hong Kong & China Gas Co. Ltd.	82,277	72,425
Hong Kong Exchanges & Clearing Ltd.	2,071	91,863
Hongkong Land Holdings Ltd.	2,400	10,536
Jardine Matheson Holdings Ltd.	1,600	77,712
Link REIT (a)	12,910	83,052
MTR Corp. Ltd.	14,165	68,299
New World Development Co. Ltd.	4,330	11,611
Power Assets Holdings Ltd.	8,000	42,905
Prudential PLC	1,868	25,453
Sino Land Co. Ltd.	10,618	14,365
Sun Hung Kai Properties Ltd.	2,500	35,032
Swire Pacific Ltd. Class A	1,000	7,682
Techtronic Industries Co. Ltd.	2,500	27,022
WH Group Ltd. (e)	24,072	14,351
Wharf Real Estate Investment Co. Ltd.	2,000	11,491
		872,981
IRELAND — 0.1%
AerCap Holdings NV (c)	125	7,029
CRH PLC	431	21,762
Kerry Group PLC Class A	268	26,741
Kingspan Group PLC	323	22,122
Smurfit Kappa Group PLC	232	8,401
		86,055
ISRAEL — 0.3%
Azrieli Group Ltd.	201	11,488
Bank Hapoalim BM	1,480	12,228
Bank Leumi Le-Israel BM	4,408	33,054

See accompanying notes to financial statements.
119

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Check Point Software Technologies Ltd. (c)	304	$ 39,520
Elbit Systems Ltd.	24	4,059
ICL Group Ltd.	5,903	39,559
Israel Discount Bank Ltd. Class A	2,609	12,717
Mizrahi Tefahot Bank Ltd.	1,098	34,215
Nice Ltd. (c)	51	11,405
Teva Pharmaceutical Industries Ltd. (c)	1,376	12,218
		210,463
ITALY — 0.7%
Assicurazioni Generali SpA	1,938	38,700
Coca-Cola HBC AG (c)	204	5,582
DiaSorin SpA (a)	57	6,011
Enel SpA	5,352	32,719
Eni SpA (a)	3,937	55,204
Ferrari NV	399	108,070
FinecoBank Banca Fineco SpA	872	13,396
Infrastrutture Wireless Italiane SpA (e)	3,021	39,780
Intesa Sanpaolo SpA ADR	21,481	55,253
Mediobanca Banca di Credito Finanziario SpA	1,483	14,933
Moncler SpA	337	23,264
Poste Italiane SpA (e)	494	5,051
Prysmian SpA	53	2,228
Recordati Industria Chimica e Farmaceutica SpA	766	32,423
Telecom Italia SpA (a)(c)	39,600	13,088
Terna - Rete Elettrica Nazionale	991	8,146
UniCredit SpA	3,649	69,021
		522,869
JAPAN — 8.3%
Advantest Corp. (a)	400	36,547
Aeon Co. Ltd.	1,200	23,136
AGC, Inc.	500	18,503
Aisin Corp.	100	2,739
Ajinomoto Co., Inc. (a)	600	20,765
ANA Holdings, Inc. (c)	200	4,322
Asahi Group Holdings Ltd.	400	14,799
Asahi Kasei Corp.	1,600	11,136
Astellas Pharma, Inc.	1,700	24,052
Bandai Namco Holdings, Inc.	1,500	32,104
Bridgestone Corp.	900	36,294
Brother Industries Ltd.	1,900	28,438
Canon, Inc. (a)	6,800	151,006
Capcom Co. Ltd.	200	7,116
Central Japan Railway Co.	100	11,879
Chiba Bank Ltd. (a)	3,500	22,485
Chubu Electric Power Co., Inc.	4,800	50,456
Chugai Pharmaceutical Co. Ltd.	3,300	81,080
Concordia Financial Group Ltd. (a)	5,700	20,900
CyberAgent, Inc. (a)	400	3,351
Security Description	Shares	Value
Dai Nippon Printing Co. Ltd.	400	$ 11,135
Daifuku Co. Ltd.	300	5,507
Dai-ichi Life Holdings, Inc.	1,300	23,785
Daiichi Sankyo Co. Ltd.	400	14,492
Daikin Industries Ltd.	100	17,774
Daito Trust Construction Co. Ltd.	100	9,911
Daiwa House Industry Co. Ltd.	600	14,039
Daiwa House REIT Investment Corp.	5	10,200
Daiwa Securities Group, Inc. (a)	1,800	8,399
Denso Corp.	500	27,962
Dentsu Group, Inc.	100	3,494
East Japan Railway Co. (a)	700	38,579
ENEOS Holdings, Inc.	17,600	61,519
Fuji Electric Co. Ltd.	100	3,907
FUJIFILM Holdings Corp.	2,100	105,686
Fujitsu Ltd.	100	13,401
Hamamatsu Photonics KK	1,300	69,449
Hankyu Hanshin Holdings, Inc.	500	14,746
Hirose Electric Co. Ltd.	200	25,952
Hitachi Ltd.	900	49,041
Honda Motor Co. Ltd. (a)	2,800	73,845
Hoya Corp.	600	65,640
Idemitsu Kosan Co. Ltd. (a)	500	10,895
Iida Group Holdings Co. Ltd.	200	3,244
Inpex Corp.	1,100	11,546
Isuzu Motors Ltd.	700	8,305
ITOCHU Corp. (a)	6,700	216,520
Itochu Techno-Solutions Corp.	500	12,229
Japan Airlines Co. Ltd.	500	9,700
Japan Exchange Group, Inc.	1,800	27,300
Japan Metropolitan Fund Invest REIT	2	1,453
Japan Post Bank Co. Ltd. (a)	5,300	43,128
Japan Post Holdings Co. Ltd.	6,800	55,002
Japan Post Insurance Co. Ltd.	1,200	18,637
Japan Real Estate Investment Corp. REIT	1	3,967
Japan Tobacco, Inc.	1,600	33,637
JFE Holdings, Inc.	1,800	22,708
Kajima Corp.	200	2,401
Kakaku.com, Inc. (a)	200	2,712
Kansai Electric Power Co., Inc.	1,800	17,460
Kao Corp.	600	23,294
KDDI Corp.	6,400	196,823
Keio Corp. (a)	200	6,980
Keisei Electric Railway Co. Ltd.	200	6,124
Keyence Corp.	400	193,704
Kintetsu Group Holdings Co. Ltd. (a)	400	12,818
Kirin Holdings Co. Ltd.	200	3,150
Kobayashi Pharmaceutical Co. Ltd.	100	6,079
Kobe Bussan Co. Ltd.	500	13,844
Koei Tecmo Holdings Co. Ltd.	1,060	19,019
Koito Manufacturing Co. Ltd.	200	3,757

See accompanying notes to financial statements.
120

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Komatsu Ltd.	600	$ 14,773
Kubota Corp.	700	10,514
Kyocera Corp.	200	10,351
Lasertec Corp.	100	17,492
Lixil Corp.	600	9,814
M3, Inc.	600	14,882
Marubeni Corp.	3,100	41,822
Mazda Motor Corp.	1,300	11,966
McDonald's Holdings Co. Japan Ltd.	600	24,885
MEIJI Holdings Co. Ltd. (a)	1,000	23,706
MISUMI Group, Inc.	200	4,959
Mitsubishi Chemical Group Corp.	2,300	13,578
Mitsubishi Corp.	3,500	124,942
Mitsubishi Electric Corp.	2,100	24,907
Mitsubishi Estate Co. Ltd.	100	1,185
Mitsubishi Heavy Industries Ltd.	600	21,982
Mitsubishi UFJ Financial Group, Inc.	21,600	137,611
Mitsui & Co. Ltd.	2,000	61,853
Mitsui Chemicals, Inc. (a)	500	12,811
Mitsui Fudosan Co. Ltd.	600	11,198
Mitsui OSK Lines Ltd. (a)	1,100	27,357
Mizuho Financial Group, Inc.	12,540	176,949
MonotaRO Co. Ltd. (a)	700	8,715
MS&AD Insurance Group Holdings, Inc.	600	18,511
Murata Manufacturing Co. Ltd.	800	48,328
NEC Corp.	1,600	61,312
Nexon Co. Ltd.	400	9,482
Nidec Corp.	100	5,143
Nihon M&A Center Holdings, Inc.	700	5,175
Nintendo Co. Ltd.	4,100	158,067
Nippon Building Fund, Inc. REIT	1	4,140
NIPPON EXPRESS HOLDINGS, Inc.	100	5,988
Nippon Paint Holdings Co. Ltd.	400	3,721
Nippon Prologis REIT, Inc.	21	44,228
Nippon Shinyaku Co. Ltd.	100	4,380
Nippon Steel Corp.	1,300	30,476
Nippon Telegraph & Telephone Corp.	8,700	258,993
Nippon Yusen KK (a)	1,400	32,494
Nissan Chemical Corp.	100	4,501
Nissan Motor Co. Ltd. (a)	6,100	22,967
Nissin Foods Holdings Co. Ltd.	100	9,114
Nitori Holdings Co. Ltd. (a)	600	71,816
Nitto Denko Corp.	100	6,424
Nomura Holdings, Inc.	2,700	10,340
Nomura Real Estate Holdings, Inc.	200	4,403
Nomura Real Estate Master Fund, Inc. REIT	1	1,116
Nomura Research Institute Ltd.	500	11,515
NTT Data Corp.	3,000	39,041
Obic Co. Ltd. (a)	600	94,222
Security Description	Shares	Value
Odakyu Electric Railway Co. Ltd. (a)	700	$ 9,047
Oji Holdings Corp.	2,900	11,418
Olympus Corp.	100	1,742
Omron Corp.	100	5,791
Ono Pharmaceutical Co. Ltd.	1,000	20,768
Oracle Corp. Japan	400	28,642
Oriental Land Co. Ltd. (a)	1,000	34,022
ORIX Corp.	1,800	29,436
Osaka Gas Co. Ltd.	3,000	49,162
Otsuka Corp.	900	31,682
Otsuka Holdings Co. Ltd.	600	18,948
Pan Pacific International Holdings Corp.	2,100	40,378
Panasonic Holdings Corp. (a)	2,800	24,867
Rakuten Group, Inc. (a)	600	2,768
Recruit Holdings Co. Ltd.	598	16,400
Resona Holdings, Inc.	4,800	23,064
Ricoh Co. Ltd.	900	6,701
SBI Holdings, Inc.	100	1,972
SCSK Corp.	2,400	34,894
Secom Co. Ltd.	1,100	67,476
Seiko Epson Corp. (a)	2,500	35,333
Sekisui Chemical Co. Ltd.	100	1,410
Sekisui House Ltd.	800	16,218
Seven & i Holdings Co. Ltd.	800	35,916
SG Holdings Co. Ltd.	2,800	41,235
Sharp Corp. (a)(c)	800	5,608
Shimadzu Corp.	600	18,664
Shimano, Inc.	200	34,323
Shin-Etsu Chemical Co. Ltd.	3,500	112,424
Shionogi & Co. Ltd.	300	13,473
Shizuoka Financial Group, Inc.	3,000	21,437
SoftBank Corp. (a)	21,100	242,407
SoftBank Group Corp. (a)	1,300	50,617
Sompo Holdings, Inc.	500	19,731
Sony Group Corp.	800	72,041
Subaru Corp. (a)	700	11,121
SUMCO Corp.	500	7,442
Sumitomo Chemical Co. Ltd. (a)	3,800	12,706
Sumitomo Corp.	600	10,554
Sumitomo Electric Industries Ltd.	700	8,926
Sumitomo Metal Mining Co. Ltd.	100	3,794
Sumitomo Mitsui Financial Group, Inc. (a)	3,100	123,404
Sumitomo Mitsui Trust Holdings, Inc. (a)	500	17,060
Suntory Beverage & Food Ltd.	700	25,956
Suzuki Motor Corp.	200	7,219
Sysmex Corp.	300	19,482
T&D Holdings, Inc. (a)	1,600	19,728
Taisei Corp.	100	3,077
Takeda Pharmaceutical Co. Ltd.	868	28,370
TDK Corp.	500	17,751
Terumo Corp.	200	5,371
TIS, Inc. (a)	900	23,601

See accompanying notes to financial statements.
121

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Tobu Railway Co. Ltd.	1,000	$ 23,818
Toho Co. Ltd.	900	34,285
Tokio Marine Holdings, Inc.	1,800	34,447
Tokyo Electric Power Co. Holdings, Inc. (c)	7,600	27,010
Tokyo Electron Ltd.	900	108,468
Tokyo Gas Co. Ltd.	900	16,879
Tokyu Corp. (a)	900	11,915
TOPPAN, Inc.	600	12,014
Toray Industries, Inc.	2,200	12,503
Toshiba Corp.	400	13,359
Tosoh Corp. (a)	300	4,051
TOTO Ltd. (a)	200	6,642
Toyota Industries Corp.	100	5,523
Toyota Motor Corp. (a)	10,300	145,496
Toyota Tsusho Corp.	500	21,114
Trend Micro, Inc.	500	24,307
Unicharm Corp.	200	8,176
USS Co. Ltd.	1,600	27,590
Welcia Holdings Co. Ltd.	500	10,647
West Japan Railway Co.	100	4,100
Yakult Honsha Co. Ltd.	100	7,236
Yamaha Motor Co. Ltd.	200	5,200
Yamato Holdings Co. Ltd.	1,300	22,163
Z Holdings Corp. (a)	1,700	4,762
ZOZO, Inc.	100	2,265
		6,149,703
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	306	6,337
LUXEMBOURG — 0.1%
ArcelorMittal SA	1,397	42,301
Eurofins Scientific SE (a)	216	14,465
		56,766
MACAU — 0.0% (d)
Galaxy Entertainment Group Ltd. (c)	1,000	6,682
NETHERLANDS — 1.8%
ABN AMRO Bank NV GDR (e)	1,341	21,300
Adyen NV (c)(e)	30	47,560
Aegon NV	4,013	17,226
Akzo Nobel NV	30	2,346
ASM International NV	48	19,394
ASML Holding NV	825	560,380
EXOR NV (c)	214	17,633
Heineken Holding NV	8	735
Heineken NV	96	10,332
ING Groep NV	6,009	71,356
Koninklijke Ahold Delhaize NV	4,529	154,948
Koninklijke DSM NV	76	8,975
Koninklijke KPN NV	28,598	101,165
Koninklijke Philips NV	619	11,322
NN Group NV	292	10,615
OCI NV	917	31,144
Randstad NV (a)	114	6,763
Security Description	Shares	Value
Shell PLC	4,308	$ 122,965
Universal Music Group NV	975	24,687
Wolters Kluwer NV	540	68,261
		1,309,107
NEW ZEALAND — 0.1%
Auckland International Airport Ltd. (c)	1,696	9,232
Fisher & Paykel Healthcare Corp. Ltd.	487	8,120
Spark New Zealand Ltd.	12,797	40,512
		57,864
NORWAY — 0.2%
DNB Bank ASA	822	14,704
Equinor ASA	1,511	43,095
Gjensidige Forsikring ASA	682	11,155
Mowi ASA	297	5,485
Norsk Hydro ASA	640	4,754
Orkla ASA	337	2,390
Telenor ASA	5,852	68,560
		150,143
PORTUGAL — 0.0% (d)
EDP - Energias de Portugal SA	945	5,150
Galp Energia SGPS SA	842	9,569
Jeronimo Martins SGPS SA	676	15,878
		30,597
SINGAPORE — 0.7%
CapitaLand Ascendas REIT	6,100	13,122
CapitaLand Integrated Commercial Trust REIT	7,632	11,366
Capitaland Investment Ltd.	4,600	12,732
DBS Group Holdings Ltd.	2,521	62,572
Keppel Corp. Ltd.	1,800	7,622
Mapletree Logistics Trust REIT	151	194
Mapletree Pan Asia Commercial Trust REIT	200	271
Oversea-Chinese Banking Corp. Ltd.	7,704	71,677
Sembcorp Marine Ltd. (c)	34,353	3,075
Singapore Airlines Ltd. (a)	3,850	16,592
Singapore Exchange Ltd.	9,800	69,287
Singapore Technologies Engineering Ltd.	3,700	10,185
Singapore Telecommunications Ltd.	63,242	117,014
STMicroelectronics NV	957	50,900
United Overseas Bank Ltd.	1,600	35,814
UOL Group Ltd.	1,800	9,382
Venture Corp. Ltd.	600	7,974
		499,779
SOUTH AFRICA — 0.1%
Anglo American PLC	2,856	94,568

See accompanying notes to financial statements.
122

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SPAIN — 0.7%
ACS Actividades de Construccion y Servicios SA	801	$ 25,542
Aena SME SA (c)(e)	6	971
Amadeus IT Group SA (c)	301	20,164
Banco Bilbao Vizcaya Argentaria SA (a)	10,918	77,944
Banco Santander SA (a)	29,724	110,638
CaixaBank SA	8,361	32,556
Cellnex Telecom SA (c)(e)	444	17,250
Enagas SA	721	13,865
Endesa SA	83	1,804
Ferrovial SA	250	7,358
Grifols SA (a)(c)	240	2,375
Iberdrola SA	4,004	49,961
Industria de Diseno Textil SA	1,910	64,121
Red Electrica Corp. SA	3,696	65,051
Repsol SA	1,764	27,186
Telefonica SA	8,646	37,320
		554,106
SWEDEN — 0.7%
Assa Abloy AB Class B	271	6,489
Atlas Copco AB Class A	5,609	71,151
Atlas Copco AB Class B	3,288	37,790
Boliden AB	496	19,506
Electrolux AB Class B	914	11,099
Epiroc AB Class A	1,410	27,984
Epiroc AB Class B	330	5,615
EQT AB	508	10,317
Essity AB Class B (a)	361	10,319
Evolution AB (e)	274	36,681
H & M Hennes & Mauritz AB Class B (a)	734	10,463
Hexagon AB Class B	1,041	11,931
Industrivarden AB Class A	21	566
Industrivarden AB Class C (a)	442	11,901
Investor AB Class B	2,775	55,141
Kinnevik AB Class B (c)	807	12,024
Nibe Industrier AB Class B	797	9,054
Sandvik AB	1,848	39,172
Skandinaviska Enskilda Banken AB Class A (a)(c)	457	5,040
Skanska AB Class B (a)	496	7,584
SKF AB Class B	479	9,423
Svenska Handelsbanken AB Class A (a)	1,353	11,722
Swedbank AB Class A (a)	1,467	24,071
Tele2 AB Class B	449	4,471
Telefonaktiebolaget LM Ericsson Class B (a)	3,562	20,817
Telia Co. AB (a)	7,305	18,577
Volvo AB Class B	1,443	29,759
		518,667
SWITZERLAND — 2.9%
ABB Ltd.	1,699	58,341
Security Description	Shares	Value
Adecco Group AG	375	$ 13,608
Alcon, Inc.	270	19,122
Baloise Holding AG	22	3,429
Barry Callebaut AG	2	4,245
BKW AG	128	20,148
Chocoladefabriken Lindt & Spruengli AG	2	23,644
Cie Financiere Richemont SA Class A	163	26,032
Credit Suisse Group AG (a)	8,055	7,253
EMS-Chemie Holding AG	69	56,949
Geberit AG	150	83,608
Givaudan SA	53	172,480
Julius Baer Group Ltd.	97	6,617
Kuehne & Nagel International AG	594	176,792
Logitech International SA	1,001	58,183
Lonza Group AG	23	13,782
Novartis AG	6,853	628,326
Partners Group Holding AG	70	65,652
Schindler Holding AG (b)	467	103,312
Schindler Holding AG (b)	163	34,436
SGS SA	21	46,227
Sika AG	47	13,145
Sonova Holding AG	124	36,458
Straumann Holding AG	138	20,597
Swatch Group AG Bearer Shares	80	27,445
Swiss Life Holding AG	32	19,728
Swiss Prime Site AG	618	51,446
Swisscom AG	282	180,026
Temenos AG	42	2,909
UBS Group AG	4,026	85,011
VAT Group AG (a)(e)	34	12,215
Zurich Insurance Group AG	170	81,450
		2,152,616
UNITED KINGDOM — 2.4%
3i Group PLC	1,497	31,189
abrdn PLC (a)	3,336	8,394
Admiral Group PLC	445	11,213
Ashtead Group PLC	298	18,268
AstraZeneca PLC ADR	46	3,193
AstraZeneca PLC	589	81,799
Auto Trader Group PLC (e)	163	1,242
Aviva PLC	2,976	14,873
BAE Systems PLC	2,738	33,265
Barclays PLC	31,094	56,054
Barratt Developments PLC	922	5,318
Berkeley Group Holdings PLC	144	7,473
BP PLC	22,623	142,882
British American Tobacco PLC ADR	1,172	41,161
British American Tobacco PLC	507	17,807
BT Group PLC	12,044	21,712
Bunzl PLC	592	22,377
Burberry Group PLC	317	10,136

See accompanying notes to financial statements.
123

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CK Hutchison Holdings Ltd.	6,500	$ 40,325
CNH Industrial NV	1,219	18,647
Coca-Cola Europacific Partners PLC	23	1,361
Compass Group PLC	1,017	25,564
Croda International PLC	322	25,871
DCC PLC	31	1,808
Diageo PLC	3,756	167,838
Halma PLC	704	19,403
Hargreaves Lansdown PLC	922	9,113
HSBC Holdings PLC	25,664	174,432
Imperial Brands PLC	2,445	56,351
Informa PLC	998	8,547
Intertek Group PLC	301	15,084
J Sainsbury PLC	4,285	14,766
JD Sports Fashion PLC	3,066	6,738
Johnson Matthey PLC	255	6,254
Just Eat Takeaway.com NV (c)(e)	99	1,885
Kingfisher PLC	3,055	9,866
Land Securities Group PLC REIT	802	6,160
Legal & General Group PLC	4,244	12,536
Liberty Global PLC Class C (c)	502	10,231
Lloyds Banking Group PLC	110,749	65,284
London Stock Exchange Group PLC	78	7,588
M&G PLC	8,313	20,352
Melrose Industries PLC	5,054	10,405
National Grid PLC	2,439	33,067
NatWest Group PLC	7,594	24,751
Next PLC	242	19,665
Pearson PLC	299	3,122
Persimmon PLC	675	10,483
Reckitt Benckiser Group PLC	1,122	85,430
RELX PLC	2,254	72,963
Rentokil Initial PLC	1,111	8,127
Rolls-Royce Holdings PLC (c)	1,904	3,508
Sage Group PLC	1,739	16,664
Schroders PLC	889	5,056
Severn Trent PLC	583	20,753
Smith & Nephew PLC	299	4,148
Spirax-Sarco Engineering PLC	142	20,815
SSE PLC	812	18,102
St. James's Place PLC	1,127	16,875
Standard Chartered PLC	5,571	42,308
Taylor Wimpey PLC	1,838	2,703
Tesco PLC	4,630	15,211
Unilever PLC	1,160	60,096
United Utilities Group PLC	898	11,770
Vodafone Group PLC	49,069	54,180
Whitbread PLC	61	2,253
WPP PLC	689	8,166
		1,824,981
UNITED STATES — 67.4%
3M Co.	1,200	126,132
Security Description	Shares	Value
A O Smith Corp.	257	$ 17,772
Abbott Laboratories	2,570	260,238
AbbVie, Inc.	1,517	241,764
Accenture PLC Class A	1,808	516,744
Activision Blizzard, Inc.	1,399	119,740
Adobe, Inc. (c)	847	326,408
Advance Auto Parts, Inc.	52	6,324
Advanced Micro Devices, Inc. (c)	539	52,827
AES Corp.	376	9,054
Aflac, Inc.	1,014	65,423
Agilent Technologies, Inc.	427	59,071
Air Products & Chemicals, Inc.	46	13,212
Akamai Technologies, Inc. (c)	952	74,542
Albemarle Corp.	30	6,631
Align Technology, Inc. (c)	32	10,692
Allegion PLC	128	13,661
Alliant Energy Corp.	323	17,248
Allstate Corp.	550	60,945
Ally Financial, Inc.	637	16,237
Alphabet, Inc. Class A (c)	8,231	853,802
Alphabet, Inc. Class C (c)	6,907	718,328
Altria Group, Inc.	667	29,762
Amazon.com, Inc. (c)	2,503	258,535
Amcor PLC CDI	1,062	11,871
Amcor PLC	6,469	73,617
Ameren Corp.	725	62,633
American Electric Power Co., Inc.	1,104	100,453
American Express Co.	227	37,444
American Financial Group, Inc.	185	22,477
American International Group, Inc.	708	35,655
American Tower Corp. REIT	97	19,821
American Water Works Co., Inc.	322	47,170
Ameriprise Financial, Inc.	203	62,219
AmerisourceBergen Corp.	694	111,116
Amgen, Inc.	627	151,577
Amphenol Corp. Class A	2,476	202,339
Analog Devices, Inc.	304	59,955
Annaly Capital Management, Inc. REIT	1,044	19,951
Aon PLC Class A	390	122,963
Apollo Global Management, Inc.	247	15,601
Apple, Inc.	10,627	1,752,392
Applied Materials, Inc.	1,935	237,676
Aptiv PLC (c)	120	13,463
Aramark	136	4,869
Arch Capital Group Ltd. (c)	397	26,944
Archer-Daniels-Midland Co.	426	33,935
Arista Networks, Inc. (c)	426	71,508
Arrow Electronics, Inc. (c)	179	22,352
Arthur J Gallagher & Co.	377	72,124
AT&T, Inc.	13,041	251,039
Atmos Energy Corp.	90	10,112
Autodesk, Inc. (c)	30	6,245
Automatic Data Processing, Inc.	1,425	317,248

See accompanying notes to financial statements.
124

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
AutoZone, Inc. (c)	67	$ 164,696
AvalonBay Communities, Inc. REIT	59	9,916
Avery Dennison Corp.	187	33,460
Baker Hughes Co.	593	17,114
Ball Corp.	76	4,188
Bank of America Corp.	7,573	216,588
Bank of New York Mellon Corp.	704	31,990
Bath & Body Works, Inc.	192	7,023
Baxter International, Inc.	655	26,567
Becton Dickinson & Co.	345	85,401
Berkshire Hathaway, Inc. Class B (c)	1,661	512,867
Best Buy Co., Inc.	681	53,302
Biogen, Inc. (c)	117	32,529
BioMarin Pharmaceutical, Inc. (c)	932	90,628
Bio-Rad Laboratories, Inc. Class A (c)	51	24,430
Black Knight, Inc. (c)	1,105	63,604
BlackRock, Inc.	247	165,273
Blackstone, Inc.	1,181	103,739
Block, Inc. (c)	88	6,041
Boeing Co. (c)	92	19,544
Booking Holdings, Inc. (c)	8	21,219
Booz Allen Hamilton Holding Corp.	948	87,870
BorgWarner, Inc.	322	15,813
Boston Scientific Corp. (c)	346	17,310
Bristol-Myers Squibb Co.	3,094	214,445
Broadcom, Inc.	627	402,246
Broadridge Financial Solutions, Inc.	743	108,901
Brown & Brown, Inc.	1,436	82,455
Brown-Forman Corp. Class B	585	37,598
Bunge Ltd.	112	10,698
Burlington Stores, Inc. (c)	37	7,478
C.H. Robinson Worldwide, Inc.	1,490	148,061
Cadence Design Systems, Inc. (c)	506	106,306
Camden Property Trust REIT	90	9,436
Campbell Soup Co.	1,098	60,368
Capital One Financial Corp.	570	54,811
Cardinal Health, Inc.	708	53,454
CarMax, Inc. (c)	113	7,264
Carnival Corp. (a)(c)	645	6,547
Carrier Global Corp.	2,039	93,284
Caterpillar, Inc.	213	48,743
Cboe Global Markets, Inc.	894	120,011
CBRE Group, Inc. Class A (c)	305	22,207
CDW Corp.	60	11,693
Celanese Corp.	216	23,520
Centene Corp. (c)	499	31,542
CenterPoint Energy, Inc.	106	3,123
CF Industries Holdings, Inc.	1,005	72,852
Charles Schwab Corp.	411	21,528
Security Description	Shares	Value
Charter Communications, Inc. Class A (c)	118	$ 42,198
Cheniere Energy, Inc.	67	10,559
Chesapeake Energy Corp.	72	5,475
Chevron Corp.	833	135,912
Chipotle Mexican Grill, Inc. (c)	31	52,957
Chubb Ltd.	349	67,769
Church & Dwight Co., Inc.	1,660	146,761
Cigna Group	291	74,359
Cincinnati Financial Corp.	202	22,640
Cintas Corp.	186	86,058
Cisco Systems, Inc.	13,674	714,808
Citigroup, Inc.	4,103	192,390
Citizens Financial Group, Inc.	779	23,658
Cleveland-Cliffs, Inc. (c)	1,526	27,972
Clorox Co.	170	26,901
CME Group, Inc.	554	106,102
CMS Energy Corp.	621	38,117
Coca-Cola Co.	6,689	414,919
Cognex Corp.	306	15,162
Cognizant Technology Solutions Corp. Class A	1,407	85,728
Coinbase Global, Inc. Class A (c)	217	14,663
Colgate-Palmolive Co.	1,175	88,301
Comcast Corp. Class A	4,734	179,466
Computershare Ltd.	622	8,994
Conagra Brands, Inc.	317	11,907
ConocoPhillips	497	49,307
Consolidated Edison, Inc.	3,318	317,433
Constellation Brands, Inc. Class A	24	5,421
Constellation Energy Corp.	186	14,601
Cooper Cos., Inc.	71	26,509
Copart, Inc. (c)	752	56,558
Corning, Inc.	495	17,464
Corteva, Inc.	470	28,346
Costco Wholesale Corp.	802	398,490
Coterra Energy, Inc.	449	11,018
Crown Castle, Inc. REIT	206	27,571
CSL Ltd.	149	28,770
CSX Corp.	902	27,006
Cummins, Inc.	324	77,397
CVS Health Corp.	1,381	102,622
Danaher Corp.	535	134,841
Darden Restaurants, Inc.	111	17,223
DaVita, Inc. (c)	142	11,518
Deere & Co.	97	40,049
Dell Technologies, Inc. Class C	297	11,942
Delta Air Lines, Inc. (c)	277	9,673
Devon Energy Corp.	776	39,273
Digital Realty Trust, Inc. REIT	46	4,522
Discover Financial Services	202	19,966
DISH Network Corp. Class A (c)	499	4,656
Dollar General Corp.	873	183,732
Dollar Tree, Inc. (c)	275	39,476
Dominion Energy, Inc.	2,333	130,438

See accompanying notes to financial statements.
125

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Domino's Pizza, Inc.	210	$ 69,273
Dover Corp.	113	17,169
Dow, Inc.	375	20,557
DR Horton, Inc.	805	78,640
DTE Energy Co.	204	22,346
Duke Energy Corp.	2,230	215,128
DuPont de Nemours, Inc.	341	24,474
Eastman Chemical Co.	37	3,121
Eaton Corp. PLC	226	38,723
eBay, Inc.	441	19,567
Ecolab, Inc.	73	12,084
Edison International	330	23,295
Edwards Lifesciences Corp. (c)	948	78,428
Elanco Animal Health, Inc. (c)	150	1,410
Electronic Arts, Inc.	1,044	125,750
Elevance Health, Inc.	166	76,328
Eli Lilly & Co.	1,967	675,507
Emerson Electric Co.	1,188	103,522
Entergy Corp.	162	17,454
EOG Resources, Inc.	277	31,752
EPAM Systems, Inc. (c)	88	26,312
Equinix, Inc. REIT	16	11,537
Equitable Holdings, Inc.	256	6,500
Equity LifeStyle Properties, Inc. REIT	144	9,667
Equity Residential REIT	305	18,300
Erie Indemnity Co. Class A	283	65,560
Essential Utilities, Inc.	166	7,246
Essex Property Trust, Inc. REIT	37	7,738
Estee Lauder Cos., Inc. Class A	416	102,527
Etsy, Inc. (c)	28	3,117
Everest Re Group Ltd.	59	21,123
Evergy, Inc.	636	38,872
Eversource Energy	635	49,695
Exelon Corp.	653	27,354
Expedia Group, Inc. (c)	16	1,552
Expeditors International of Washington, Inc.	1,871	206,035
Experian PLC	652	21,444
Extra Space Storage, Inc. REIT	103	16,782
Exxon Mobil Corp.	1,796	196,949
F5, Inc. (c)	338	49,243
FactSet Research Systems, Inc.	54	22,415
Fair Isaac Corp. (c)	8	5,622
Fastenal Co.	1,247	67,263
FedEx Corp.	216	49,354
Ferguson PLC	417	54,911
Fidelity National Financial, Inc.	696	24,311
Fidelity National Information Services, Inc.	616	33,467
Fifth Third Bancorp	763	20,326
First Horizon Corp.	4,459	79,281
First Republic Bank (a)	52	727
FirstEnergy Corp.	375	15,022
Fiserv, Inc. (c)	603	68,157
FleetCor Technologies, Inc. (c)	29	6,115
Security Description	Shares	Value
FMC Corp.	138	$ 16,854
Ford Motor Co.	6,172	77,767
Fortinet, Inc. (c)	151	10,035
Fortive Corp.	1	68
Fortune Brands Innovations, Inc.	175	10,278
Fox Corp. Class A	53	1,805
Fox Corp. Class B	240	7,514
Franklin Resources, Inc.	238	6,412
Freeport-McMoRan, Inc.	299	12,232
Garmin Ltd.	273	27,551
GE HealthCare Technologies, Inc. (c)	170	13,945
Gen Digital, Inc.	3,793	65,088
Generac Holdings, Inc. (c)	90	9,721
General Dynamics Corp.	359	81,927
General Electric Co.	510	48,756
General Mills, Inc.	3,180	271,763
General Motors Co.	2,795	102,521
Genuine Parts Co.	177	29,614
Gilead Sciences, Inc.	4,377	363,160
Global Payments, Inc.	136	14,313
Goldman Sachs Group, Inc.	323	105,657
GSK PLC	7,949	140,450
Haleon PLC	4,984	19,843
Halliburton Co.	351	11,106
Hartford Financial Services Group, Inc.	525	36,587
Hasbro, Inc.	73	3,919
HCA Healthcare, Inc.	119	31,378
Healthpeak Properties, Inc. REIT	186	4,086
HEICO Corp.	113	19,328
Henry Schein, Inc. (c)	449	36,611
Hershey Co.	1,366	347,524
Hess Corp.	23	3,044
Hewlett Packard Enterprise Co.	1,470	23,417
Holcim AG (c)	449	28,949
Hologic, Inc. (c)	316	25,501
Home Depot, Inc.	2,966	875,326
Honeywell International, Inc.	1,250	238,900
Horizon Therapeutics PLC (c)	676	73,779
Hormel Foods Corp.	2,879	114,815
Howmet Aerospace, Inc.	143	6,059
HP, Inc.	786	23,069
Humana, Inc.	139	67,479
Huntington Bancshares, Inc.	957	10,718
Huntington Ingalls Industries, Inc.	66	13,663
IDEX Corp.	187	43,203
IDEXX Laboratories, Inc. (c)	150	75,012
Illinois Tool Works, Inc.	501	121,968
Illumina, Inc. (c)	29	6,744
Incyte Corp. (c)	1,564	113,030
Intel Corp.	10,322	337,220
Intercontinental Exchange, Inc.	779	81,242
International Business Machines Corp.	1,262	165,436

See accompanying notes to financial statements.
126

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
International Flavors & Fragrances, Inc.	111	$ 10,208
International Paper Co.	361	13,018
Interpublic Group of Cos., Inc.	479	17,838
Intuit, Inc.	71	31,654
Intuitive Surgical, Inc. (c)	494	126,202
Invesco Ltd.	842	13,809
J.B. Hunt Transport Services, Inc.	119	20,880
J.M. Smucker Co.	568	89,386
Jack Henry & Associates, Inc.	702	105,805
James Hardie Industries PLC CDI	327	6,971
Jazz Pharmaceuticals PLC (c)	46	6,731
Johnson & Johnson	6,779	1,050,745
Johnson Controls International PLC	471	28,364
JPMorgan Chase & Co.	2,786	363,044
Juniper Networks, Inc.	1,786	61,474
Kellogg Co.	2,589	173,359
Keurig Dr Pepper, Inc.	2,965	104,605
KeyCorp	1,137	14,235
Keysight Technologies, Inc. (c)	1,350	217,998
Kimberly-Clark Corp.	651	87,377
Kinder Morgan, Inc.	885	15,496
KKR & Co., Inc.	226	11,870
KLA Corp.	76	30,337
Knight-Swift Transportation Holdings, Inc.	166	9,392
Kraft Heinz Co.	658	25,445
Kroger Co.	5,599	276,423
L3Harris Technologies, Inc.	97	19,035
Laboratory Corp. of America Holdings	155	35,560
Lam Research Corp.	297	157,446
Las Vegas Sands Corp. (c)	67	3,849
Lear Corp.	83	11,578
Lennar Corp. Class A	288	30,272
Liberty Broadband Corp. Class C (c)	247	20,180
Linde PLC	90	31,990
LKQ Corp.	197	11,182
Lockheed Martin Corp.	483	228,329
Loews Corp.	119	6,904
Lowe's Cos., Inc.	248	49,593
Lululemon Athletica, Inc. (c)	204	74,295
LyondellBasell Industries NV Class A	615	57,742
M&T Bank Corp.	173	20,686
Marathon Petroleum Corp.	844	113,797
Markel Corp. (c)	47	60,038
MarketAxess Holdings, Inc.	136	53,215
Marsh & McLennan Cos., Inc.	2,055	342,260
Martin Marietta Materials, Inc.	16	5,681
Masimo Corp. (c)	60	11,072
Mastercard, Inc. Class A	1,486	540,027
Match Group, Inc. (c)	88	3,378
Security Description	Shares	Value
McCormick & Co., Inc.	660	$ 54,919
McDonald's Corp.	892	249,412
McKesson Corp.	246	87,588
Medtronic PLC	1,045	84,248
Merck & Co., Inc.	8,079	859,525
Meta Platforms, Inc. Class A (c)	5,054	1,071,145
MetLife, Inc.	538	31,172
MGM Resorts International	142	6,308
Micron Technology, Inc.	842	50,806
Microsoft Corp.	6,742	1,943,719
Moderna, Inc. (c)	121	18,583
Mohawk Industries, Inc. (c)	76	7,617
Molina Healthcare, Inc. (c)	16	4,280
Molson Coors Beverage Co. Class B	150	7,752
Mondelez International, Inc. Class A	1,091	76,065
Monolithic Power Systems, Inc.	60	30,032
Monster Beverage Corp. (c)	1,376	74,318
Moody's Corp.	230	70,385
Morgan Stanley	902	79,196
Mosaic Co.	301	13,810
Motorola Solutions, Inc.	1,074	307,304
Nestle SA	7,994	975,328
NetApp, Inc.	186	11,876
Netflix, Inc. (c)	176	60,804
Neurocrine Biosciences, Inc. (c)	526	53,242
Newell Brands, Inc.	247	3,073
Newmont Corp.	5,196	254,708
NextEra Energy, Inc.	846	65,210
NIKE, Inc. Class B	2,093	256,685
NiSource, Inc.	77	2,153
Nordson Corp.	60	13,336
Norfolk Southern Corp.	142	30,104
Northern Trust Corp.	90	7,932
Northrop Grumman Corp.	238	109,889
NRG Energy, Inc.	240	8,230
Nucor Corp.	521	80,479
NVIDIA Corp.	4,027	1,118,580
NVR, Inc. (c)	7	39,005
Occidental Petroleum Corp.	262	16,357
Old Dominion Freight Line, Inc.	188	64,078
Omnicom Group, Inc.	374	35,283
ONEOK, Inc.	150	9,531
Oracle Corp.	1,802	167,442
O'Reilly Automotive, Inc. (c)	149	126,498
Otis Worldwide Corp.	133	11,225
Owens Corning	125	11,975
PACCAR, Inc.	248	18,154
Packaging Corp. of America	144	19,992
Palo Alto Networks, Inc. (c)	29	5,792
Paramount Global Class B	1,158	25,835
Parker-Hannifin Corp.	24	8,067
Paychex, Inc.	2,587	296,444
Paycom Software, Inc. (c)	96	29,185
PayPal Holdings, Inc. (c)	388	29,465

See accompanying notes to financial statements.
127

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Pentair PLC	341	$ 18,847
PepsiCo, Inc.	3,926	715,710
PerkinElmer, Inc.	60	7,996
Pfizer, Inc.	13,200	538,560
PG&E Corp. (c)	1,368	22,121
Philip Morris International, Inc.	526	51,153
Phillips 66	459	46,533
Pioneer Natural Resources Co.	54	11,029
PNC Financial Services Group, Inc.	346	43,977
Pool Corp.	76	26,025
PPG Industries, Inc.	231	30,857
PPL Corp.	614	17,063
Principal Financial Group, Inc.	133	9,885
Procter & Gamble Co.	2,216	329,497
Progressive Corp.	1,273	182,115
Prologis, Inc. REIT	383	47,787
Prudential Financial, Inc.	202	16,713
Public Service Enterprise Group, Inc.	210	13,114
Public Storage REIT	643	194,276
PulteGroup, Inc.	709	41,321
QIAGEN NV (c)	1,172	53,365
Qorvo, Inc. (c)	62	6,297
QUALCOMM, Inc.	1,991	254,012
Quest Diagnostics, Inc.	561	79,370
Raymond James Financial, Inc.	149	13,897
Raytheon Technologies Corp.	765	74,916
Realty Income Corp. REIT	218	13,804
Regeneron Pharmaceuticals, Inc. (c)	389	319,630
Regions Financial Corp.	1,190	22,086
Republic Services, Inc.	2,137	288,965
ResMed, Inc.	227	49,711
Robert Half International, Inc.	248	19,981
Roche Holding AG Bearer Shares (b)	139	41,842
Roche Holding AG (b)	2,604	743,817
Rockwell Automation, Inc.	91	26,704
Rollins, Inc.	1,093	41,020
Roper Technologies, Inc.	325	143,224
Ross Stores, Inc.	174	18,467
Royal Caribbean Cruises Ltd. (c)	27	1,763
S&P Global, Inc.	116	39,993
Salesforce, Inc. (c)	171	34,162
Sanofi	1,748	190,367
SBA Communications Corp. REIT	60	15,664
Schlumberger NV	424	20,818
Schneider Electric SE	240	40,072
Seagate Technology Holdings PLC	167	11,042
Seagen, Inc. (c)	631	127,759
SEI Investments Co.	232	13,352
Sempra Energy	157	23,732
Sherwin-Williams Co.	115	25,849
Simon Property Group, Inc. REIT	157	17,579
Security Description	Shares	Value
Sirius XM Holdings, Inc. (a)	2,558	$ 10,155
Skyworks Solutions, Inc.	306	36,102
Snap-on, Inc.	143	35,305
Southern Co.	4,060	282,495
Southwest Airlines Co.	90	2,929
Stanley Black & Decker, Inc.	324	26,108
Starbucks Corp.	277	28,844
State Street Corp. (f)	326	24,675
Steel Dynamics, Inc.	336	37,988
Stellantis NV (b)	2,586	46,998
Stellantis NV (b)	4,451	80,932
Stryker Corp.	142	40,537
Swiss Re AG	240	24,653
Synchrony Financial	531	15,441
Sysco Corp.	291	22,474
T Rowe Price Group, Inc.	573	64,692
Take-Two Interactive Software, Inc. (c)	124	14,793
Target Corp.	1,312	217,307
TE Connectivity Ltd.	393	51,542
Tenaris SA	270	3,843
Teradyne, Inc.	426	45,799
Tesla, Inc. (c)	125	25,932
Texas Instruments, Inc.	2,347	436,565
Texas Pacific Land Corp.	10	17,010
Textron, Inc.	120	8,476
Thermo Fisher Scientific, Inc.	98	56,484
TJX Cos., Inc.	1,789	140,186
T-Mobile U.S., Inc. (c)	1,495	216,536
Tractor Supply Co.	204	47,948
Tradeweb Markets, Inc. Class A	888	70,170
Trane Technologies PLC	411	75,616
Travelers Cos., Inc.	510	87,419
Truist Financial Corp.	1,420	48,422
Twilio, Inc. Class A (c)	76	5,064
Tyler Technologies, Inc. (c)	43	15,250
Tyson Foods, Inc. Class A	1,133	67,210
U.S. Bancorp	987	35,581
Uber Technologies, Inc. (c)	99	3,138
UDR, Inc. REIT	248	10,183
UGI Corp.	7	243
U-Haul Holding Co.	676	35,051
Ulta Beauty, Inc. (c)	91	49,656
Union Pacific Corp.	1,153	232,053
United Parcel Service, Inc. Class B	319	61,883
United Rentals, Inc.	52	20,580
UnitedHealth Group, Inc.	1,949	921,078
Universal Health Services, Inc. Class B	133	16,904
Valero Energy Corp.	328	45,789
Veeva Systems, Inc. Class A (c)	196	36,023
Ventas, Inc. REIT	163	7,066
VeriSign, Inc. (c)	377	79,671
Verisk Analytics, Inc.	445	85,378
Verizon Communications, Inc.	11,474	446,224

See accompanying notes to financial statements.
128

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (c)	852	$ 268,440
VF Corp.	240	5,498
Viatris, Inc.	2,585	24,868
Visa, Inc. Class A	3,847	867,345
Vistra Corp.	450	10,800
VMware, Inc. Class A (c)	361	45,071
Vulcan Materials Co.	16	2,745
W R Berkley Corp.	269	16,748
W.W. Grainger, Inc.	115	79,213
Walgreens Boots Alliance, Inc.	1,127	38,972
Walmart, Inc.	2,721	401,211
Walt Disney Co. (c)	810	81,105
Warner Bros Discovery, Inc. (c)	1,653	24,960
Waste Connections, Inc.	1,134	157,705
Waste Management, Inc.	2,451	399,930
Waters Corp. (c)	43	13,314
WEC Energy Group, Inc.	1,629	154,413
Wells Fargo & Co.	4,291	160,398
Welltower, Inc. REIT	149	10,682
West Pharmaceutical Services, Inc.	173	59,939
Western Digital Corp. (c)	149	5,613
Westrock Co.	277	8,440
Weyerhaeuser Co. REIT	106	3,194
Whirlpool Corp.	151	19,935
Williams Cos., Inc.	1,715	51,210
Willis Towers Watson PLC	113	26,259
WP Carey, Inc. REIT	126	9,759
Xcel Energy, Inc.	2,958	199,488
Yum! Brands, Inc.	91	12,019
Zebra Technologies Corp. Class A (c)	162	51,516
Zimmer Biomet Holdings, Inc.	90	11,628
Zoetis, Inc.	985	163,943
Zoom Video Communications, Inc. Class A (c)	35	2,584
		50,156,682
ZAMBIA — 0.0% (d)
First Quantum Minerals Ltd. (a)	467	10,721
TOTAL COMMON STOCKS (Cost $63,983,847)		73,914,301

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g)(h)	140,383	$ 140,397
State Street Navigator Securities Lending Portfolio II (f)(i)	2,710,750	2,710,750
TOTAL SHORT-TERM INVESTMENTS (Cost $2,851,157)		2,851,147
TOTAL INVESTMENTS — 103.1% (Cost $66,835,004)		76,765,448
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(2,322,300)
NET ASSETS — 100.0%		$ 74,443,148
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$73,912,537	$1,764	$—	$73,914,301
Short-Term Investments	2,851,147	—	—	2,851,147
TOTAL INVESTMENTS	$76,763,684	$1,764	$—	$76,765,448
See accompanying notes to financial statements.
129

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

See accompanying notes to financial statements.
130

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Sector Breakdown as of March 31, 2023

% of Net Assets
Information Technology	17.9%
Health Care	16.1
Financials	14.9
Industrials	11.3
Consumer Staples	10.4
Communication Services	9.7
Consumer Discretionary	7.2
Materials	4.4
Utilities	3.8
Energy	2.3
Real Estate	1.3
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	304	$ 18,486	$ 1,877	$ —	$ —	$4,312	326	$ 24,675	$ 404
State Street Institutional Liquid Reserves Fund, Premier Class	104,538	104,559	1,466,056	1,430,178	(16)	(24)	140,383	140,397	2,978
State Street Navigator Securities Lending Portfolio II	1,677,495	1,677,495	6,569,661	5,536,406	—	—	2,710,750	2,710,750	6,032
Total		$1,800,540	$8,037,594	$6,966,584	$(16)	$4,288		$2,875,822	$9,414
See accompanying notes to financial statements.
131

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CHINA — 44.2%
111, Inc. ADR (a)	11,607	$ 30,759
360 DigiTech, Inc. ADR	3,501	67,919
360 Security Technology, Inc. Class A	14,400	36,591
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	21,500	89,071
3SBio, Inc. (b)	28,000	27,893
5I5J Holding Group Co. Ltd. Class A	73,200	32,511
AAC Technologies Holdings, Inc. (a)(c)	56,000	138,110
Addsino Co. Ltd. Class A	24,100	39,481
Advanced Technology & Materials Co. Ltd. Class A (a)	41,500	55,295
AECC Aero-Engine Control Co. Ltd. Class A	28,200	100,032
AECC Aviation Power Co. Ltd. Class A	12,900	81,056
Aerospace Hi-Tech Holdings Group Ltd. Class A	34,467	49,889
Agile Group Holdings Ltd. (a)(c)	253,598	56,535
Agora, Inc. ADR (a)	1,552	5,618
Agricultural Bank of China Ltd. Class H	2,037,703	755,383
Air China Ltd. Class H (a)(c)	285,414	255,238
Airtac International Group	12,088	470,458
AK Medical Holdings Ltd. (b)	10,000	11,669
Akeso, Inc. Class B (a)(b)(c)	49,000	252,180
Alibaba Group Holding Ltd. (a)	1,015,104	12,983,069
A-Living Smart City Services Co. Ltd. (b)	19,000	16,483
All Winner Technology Co. Ltd. Class A	15,540	61,777
Alpha Group Class A (a)	32,100	29,588
Alphamab Oncology (a)(b)(c)	54,000	90,666
Aluminum Corp. of China Ltd. Class H	538,304	272,925
Angang Steel Co. Ltd. Class H	273,616	87,488
Anhui Conch Cement Co. Ltd. Class H	134,860	467,289
Anhui Expressway Co. Ltd. Class H	32,000	32,245
Anhui Guangxin Agrochemical Co. Ltd. Class A	33,000	158,481
Anhui Gujing Distillery Co. Ltd. Class B	11,900	212,382
Anhui Honglu Steel Construction Group Co. Ltd. Class A	7,660	36,932
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	82,080	63,586
Anhui Jinhe Industrial Co. Ltd. Class A	13,100	57,380
Security Description	Shares	Value
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	32,400	$ 53,314
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	45,300	49,408
ANTA Sports Products Ltd.	87,125	1,265,263
Aotecar New Energy Technology Co. Ltd. Class A (a)	208,000	83,596
Apeloa Pharmaceutical Co. Ltd. Class A	26,700	82,814
Ascentage Pharma Group International (a)(b)	7,500	21,354
Autohome, Inc. ADR	4,251	142,281
Avary Holding Shenzhen Co. Ltd. Class A	9,000	40,654
AviChina Industry & Technology Co. Ltd. Class H	342,000	179,497
AVICOPTER PLC Class A	7,600	46,824
Bafang Electric Suzhou Co. Ltd. Class A	1,800	27,752
BAIC Motor Corp. Ltd. Class H (b)	151,000	41,934
Baidu, Inc. Class A (a)	163,640	3,099,799
Bank of China Ltd. Class H	4,956,466	1,900,517
Bank of Communications Co. Ltd. Class H	1,507,975	948,974
Bank of Jiangsu Co. Ltd. Class A	105,950	108,306
Bank of Nanjing Co. Ltd. Class A	71,900	93,810
Bank of Ningbo Co. Ltd. Class A	41,660	165,674
Bank of Shanghai Co. Ltd. Class A	57,400	50,067
Baoshan Iron & Steel Co. Ltd. Class A	103,700	94,227
Baozun, Inc. Class A (a)	5,979	10,998
BBMG Corp. Class H	167,000	21,699
Beibuwan Port Co. Ltd. Class A	36,400	40,072
BeiGene Ltd. (a)	39,975	658,955
Beijing BDStar Navigation Co. Ltd. Class A	12,300	57,154
Beijing Capital International Airport Co. Ltd. Class H (a)	84,000	61,850
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	3,250	7,858
Beijing Easpring Material Technology Co. Ltd. Class A	3,300	27,641
Beijing Enterprises Holdings Ltd.	61,500	221,323
Beijing Enterprises Water Group Ltd.	358,000	89,387
Beijing Jetsen Technology Co. Ltd. Class A (a)	196,700	192,194
Beijing Shiji Information Technology Co. Ltd. Class A	18,892	70,591

See accompanying notes to financial statements.
132

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Beijing SL Pharmaceutical Co. Ltd. Class A	23,500	$ 29,464
BGI Genomics Co. Ltd. Class A	400	4,019
Biem.L.Fdlkk Garment Co. Ltd. Class A	18,560	87,026
Bilibili, Inc. Class Z (a)	15,284	369,155
Bit Digital, Inc. (a)(c)	7,449	11,471
Blue Sail Medical Co. Ltd. Class A (a)	21,700	24,868
BOE Technology Group Co. Ltd. Class A	122,400	79,137
BOE Technology Group Co. Ltd. Class B	134,700	60,744
Bosideng International Holdings Ltd.	152,000	84,811
B-Soft Co. Ltd. Class A	134,910	215,705
BTG Hotels Group Co. Ltd. Class A	17,700	60,157
BYD Co. Ltd. Class H	72,827	2,131,943
BYD Electronic International Co. Ltd.	63,000	195,823
Canaan, Inc. ADR (a)(c)	12,291	33,186
Cango, Inc. ADR (c)	497	567
CanSino Biologics, Inc. Class H (b)(c)	4,000	21,401
CECEP Solar Energy Co. Ltd. Class A	86,900	86,681
CETC Cyberspace Security Technology Co. Ltd. Class A	9,900	56,151
CETC Digital Technology Co. Ltd. Class A	17,800	71,280
CETC Potevio Science&Technology Co. Ltd. Class A	23,896	79,406
CGN New Energy Holdings Co. Ltd. (c)	106,000	33,623
CGN Nuclear Technology Development Co. Ltd. Class A	40,900	48,420
CGN Power Co. Ltd. Class H (b)	960,000	229,912
Changchun Faway Automobile Components Co. Ltd. Class A	33,490	42,574
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	600	14,268
Changjiang Securities Co. Ltd. Class A	44,500	36,094
Chengdu Hongqi Chain Co. Ltd. Class A	68,197	60,776
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	10,100	27,032
Chengtun Mining Group Co. Ltd. Class A	54,600	45,478
Chengxin Lithium Group Co. Ltd. Class A	8,200	41,231
Security Description	Shares	Value
China Animal Healthcare Ltd. (a)(d)	305,700	$ —
China Aoyuan Group Ltd. (a)(c)(d)	145,000	5,449
China Baoan Group Co. Ltd. Class A	61,100	101,162
China Cinda Asset Management Co. Ltd. Class H	846,600	106,769
China CITIC Bank Corp. Ltd. Class H	611,341	307,619
China Coal Energy Co. Ltd. Class H	90,000	68,217
China Communications Services Corp. Ltd. Class H	102,000	50,156
China Conch Environment Protection Holdings Ltd. (a)	116,083	36,230
China Conch Venture Holdings Ltd.	111,583	194,738
China Construction Bank Corp. Class H	6,190,647	4,014,088
China Dongxiang Group Co. Ltd.	339,000	14,683
China Eastern Airlines Corp. Ltd. Class H (a)(c)	138,000	54,497
China Education Group Holdings Ltd. (c)	42,000	40,449
China Everbright Bank Co. Ltd. Class A	211,230	92,584
China Everbright Environment Group Ltd.	306,000	131,366
China Everbright Ltd.	94,000	67,417
China Evergrande Group (a)(c)(d)	298,000	15,659
China Feihe Ltd. (b)	128,000	96,041
China Galaxy Securities Co. Ltd. Class A	27,100	39,660
China Galaxy Securities Co. Ltd. Class H	264,100	132,892
China Gas Holdings Ltd.	197,000	277,558
China Great Wall Securities Co. Ltd. Class A	19,000	22,936
China Harmony Auto Holding Ltd. (c)	45,000	5,618
China International Capital Corp. Ltd. Class H (b)	63,600	127,525
China International Marine Containers Group Co. Ltd. Class H	113,300	77,939
China Jinmao Holdings Group Ltd.	385,336	75,104
China Kings Resources Group Co. Ltd. Class A	24,008	137,183
China Lesso Group Holdings Ltd.	101,000	90,322
China Life Insurance Co. Ltd. Class H	711,261	1,168,831
China Lilang Ltd.	57,000	28,246

See accompanying notes to financial statements.
133

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
China Literature Ltd. (a)(b)(c)	7,800	$ 40,242
China Longyuan Power Group Corp. Ltd. Class H	364,637	416,664
China Medical System Holdings Ltd.	125,000	197,453
China Meheco Co. Ltd. Class A	32,380	64,691
China Meidong Auto Holdings Ltd. (c)	14,000	30,212
China Mengniu Dairy Co. Ltd. (a)	266,041	1,091,283
China Merchants Bank Co. Ltd. Class A	120,445	601,059
China Merchants Bank Co. Ltd. Class H	272,446	1,391,739
China Merchants Port Holdings Co. Ltd.	215,009	329,774
China Merchants Securities Co. Ltd. Class A	34,766	69,812
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	35,000	69,416
China Minsheng Banking Corp. Ltd. Class H (c)	389,220	133,377
China National Accord Medicines Corp. Ltd. Class B	13,300	29,277
China National Building Material Co. Ltd. Class H	308,000	252,679
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	16,800	63,826
China Oilfield Services Ltd. Class H	106,557	109,273
China Overseas Land & Investment Ltd.	346,169	836,103
China Overseas Property Holdings Ltd.	172,361	210,567
China Pacific Insurance Group Co. Ltd. Class A	15,900	60,013
China Pacific Insurance Group Co. Ltd. Class H	217,397	577,421
China Petroleum & Chemical Corp. Class H	1,395,421	824,815
China Power International Development Ltd.	202,000	80,286
China Railway Group Ltd. Class H	469,000	286,181
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	3,200	15,736
China Resources Beer Holdings Co. Ltd.	139,590	1,120,284
China Resources Cement Holdings Ltd.	34,000	16,675
China Resources Gas Group Ltd.	65,900	243,034
China Resources Land Ltd.	250,232	1,141,193
Security Description	Shares	Value
China Resources Medical Holdings Co. Ltd.	46,500	$ 40,280
China Resources Power Holdings Co. Ltd.	239,695	510,538
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	9,800	81,984
China Shenhua Energy Co. Ltd. Class H	306,023	962,907
China South City Holdings Ltd. (a)(c)	268,000	17,753
China Southern Airlines Co. Ltd. Class H (a)(c)	184,000	131,262
China State Construction Engineering Corp. Ltd. Class A	147,500	124,576
China Taiping Insurance Holdings Co. Ltd.	92,341	98,106
China Testing & Certification International Group Co. Ltd. Class A	50,842	95,357
China Tourism Group Duty Free Corp. Ltd. Class A	10,400	277,503
China Tower Corp. Ltd. Class H (b)	2,858,000	345,875
China TransInfo Technology Co. Ltd. Class A (a)	24,400	47,789
China Travel International Investment Hong Kong Ltd. (a)	174,000	35,687
China Vanke Co. Ltd. Class A	49,400	109,629
China Vanke Co. Ltd. Class H	105,800	166,855
China Yangtze Power Co. Ltd. Class A	124,100	384,012
China Yongda Automobiles Services Holdings Ltd.	73,500	52,246
China Zhenhua Group Science & Technology Co. Ltd. Class A	15,600	204,583
Chinasoft International Ltd. (a)	146,000	92,436
Chlitina Holding Ltd.	19,000	132,917
Chongqing Brewery Co. Ltd. Class A	7,900	143,797
Chongqing Changan Automobile Co. Ltd. Class A	28,554	49,563
Chongqing Changan Automobile Co. Ltd. Class B	139,556	61,334
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	36,162	101,262
Chongqing Gas Group Corp. Ltd. Class A	40,400	44,240
Chongqing Rural Commercial Bank Co. Ltd. Class H	150,000	54,650
Chongqing Zaisheng Technology Corp. Ltd. Class A	5,740	4,388
Chongqing Zhifei Biological Products Co. Ltd. Class A	8,800	104,988

See accompanying notes to financial statements.
134

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Chongqing Zongshen Power Machinery Co. Ltd. Class A	49,100	$ 52,694
Chow Tai Seng Jewellery Co. Ltd. Class A	21,732	50,127
CIFI Ever Sunshine Services Group Ltd. (c)	20,000	7,771
CIFI Holdings Group Co. Ltd. (c)	296,376	28,694
CITIC Ltd.	444,000	519,229
CITIC Resources Holdings Ltd.	2,000	118
CITIC Securities Co. Ltd. Class A	42,975	128,162
CITIC Securities Co. Ltd. Class H	188,350	402,136
CITIC Telecom International Holdings Ltd.	149,000	60,739
CMOC Group Ltd. Class H (c)	300,000	181,530
CMST Development Co. Ltd. Class A	83,500	64,200
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	98,435	93,027
Colour Life Services Group Co. Ltd. (a)(d)	65,000	2,567
Consun Pharmaceutical Group Ltd.	128,400	78,349
Contemporary Amperex Technology Co. Ltd. Class A	10,212	603,816
COSCO SHIPPING Development Co. Ltd. Class H	921,339	122,064
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (a)(c)	181,215	186,987
COSCO SHIPPING Holdings Co. Ltd. Class A	161,300	259,074
COSCO SHIPPING Holdings Co. Ltd. Class H	113,450	127,614
COSCO SHIPPING Ports Ltd.	35,619	23,776
Country Garden Holdings Co. Ltd. (c)	592,825	166,898
Country Garden Services Holdings Co. Ltd.	63,865	110,483
CQ Pharmaceutical Holding Co. Ltd. Class A	61,500	49,972
CSC Financial Co. Ltd. Class A	13,700	51,131
CSG Holding Co. Ltd. Class B	138,950	52,571
CSPC Pharmaceutical Group Ltd.	618,320	608,084
CStone Pharmaceuticals (a)(b)(c)	45,500	20,577
CTS International Logistics Corp. Ltd. Class A	52,980	73,445
Daan Gene Co. Ltd. Class A	45,960	107,818
Dada Nexus Ltd. ADR (a)	856	7,250
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	83,800	63,210
Daqo New Energy Corp. ADR (a)	4,665	218,509
Security Description	Shares	Value
Datang International Power Generation Co. Ltd. Class H (a)	250,000	$ 45,223
Dazhong Transportation Group Co. Ltd. Class B	69,450	16,599
Deppon Logistics Co. Ltd. Class A (a)	24,200	62,621
DHC Software Co. Ltd. Class A	70,900	85,692
Digital China Group Co. Ltd. Class A	26,000	119,223
Digital China Information Service Co. Ltd. Class A	29,700	60,591
Do-Fluoride New Materials Co. Ltd. Class A	7,300	35,303
Dongfang Electric Corp. Ltd. Class H (c)	7,400	11,953
Dongfeng Motor Group Co. Ltd. Class H	328,468	153,983
Dongyue Group Ltd.	89,000	91,835
Double Medical Technology, Inc. Class A	9,800	51,788
East Buy Holding Ltd. (a)(b)(c)	31,000	133,676
East Group Co. Ltd. Class A	24,400	27,643
East Money Information Co. Ltd. Class A	10,084	29,412
Ecovacs Robotics Co. Ltd. Class A	11,500	138,322
Eve Energy Co. Ltd. Class A	7,300	74,092
Everbright Securities Co. Ltd. Class A	25,600	56,812
Evergrande Property Services Group Ltd. (a)(b)(c)(d)	191,000	13,991
Fanhua, Inc. ADR	7,204	62,531
Far East Horizon Ltd. (c)	212,000	190,666
FAW Jiefang Group Co. Ltd. Class A	33,800	40,852
FIH Mobile Ltd. (a)	156,000	16,892
First Tractor Co. Ltd. Class H (c)	40,000	20,331
Flat Glass Group Co. Ltd. Class A	24,200	120,907
Flat Glass Group Co. Ltd. Class H (c)	19,000	54,459
Focus Media Information Technology Co. Ltd. Class A	81,600	81,632
Foran Energy Group Co. Ltd. Class A	32,370	61,419
Foshan Haitian Flavouring & Food Co. Ltd. Class A	22,168	247,075
Foxconn Industrial Internet Co. Ltd. Class A	21,700	54,414
Fufeng Group Ltd.	81,000	46,743
Fujian Star-net Communication Co. Ltd. Class A	11,300	38,965
Fujian Sunner Development Co. Ltd. Class A	12,300	44,168
Full Truck Alliance Co. Ltd. ADR (a)	30,184	229,700

See accompanying notes to financial statements.
135

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Fuyao Glass Industry Group Co. Ltd. Class A	15,400	$ 77,950
Ganfeng Lithium Group Co. Ltd. Class A	13,580	131,444
Ganfeng Lithium Group Co. Ltd. Class H (b)	17,800	110,655
Gaotu Techedu, Inc. ADR (a)	37,768	159,381
GCL New Energy Holdings Ltd. (a)	3,641	311
GCL System Integration Technology Co. Ltd. Class A (a)	61,900	28,123
GCL Technology Holdings Ltd. (a)	235,000	60,771
GDS Holdings Ltd. Class A (a)	36,920	89,361
Geely Automobile Holdings Ltd.	399,709	514,279
Genimous Technology Co. Ltd. Class A (a)	38,000	37,296
Genscript Biotech Corp. (a)	88,000	188,332
Getein Biotech, Inc. Class A	27,928	54,536
GF Securities Co. Ltd. Class H	81,600	115,592
Giant Network Group Co. Ltd. Class A	18,800	36,082
GigaDevice Semiconductor, Inc. Class A	5,228	92,877
Ginlong Technologies Co. Ltd. Class A (a)	2,800	54,464
GoerTek, Inc. Class A	23,300	72,608
Goke Microelectronics Co. Ltd. Class A	8,100	102,452
Golden Solar New Energy Technology Holdings Ltd. (a)(c)	52,000	46,833
GoldenHome Living Co. Ltd. Class A	15,848	85,341
Goldenmax International Group Ltd. Class A	30,700	42,916
GOME Retail Holdings Ltd. (a)(c)	1,148,322	15,360
Goodbaby International Holdings Ltd. (a)	165,000	12,822
GoodWe Technologies Co. Ltd. Class A	2,077	87,544
Gotion High-tech Co. Ltd. Class A	2,100	9,116
Grandblue Environment Co. Ltd. Class A	17,228	44,780
Great Wall Motor Co. Ltd. Class H (c)	260,992	322,169
Gree Real Estate Co. Ltd. Class A	59,300	73,917
Greentown China Holdings Ltd.	78,500	101,801
Grinm Advanced Materials Co. Ltd. Class A	25,800	56,392
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	119,100	150,538
Security Description	Shares	Value
Guangdong Haid Group Co. Ltd. Class A	8,900	$ 75,595
Guangdong Hongda Holdings Group Co. Ltd. Class A	18,600	83,557
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	55,700	30,659
Guangdong Investment Ltd.	256,000	261,872
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,400	16,393
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	31,600	78,410
Guangshen Railway Co. Ltd. Class H (a)	36,500	6,742
Guangzhou Automobile Group Co. Ltd. Class H	266,844	168,266
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	46,000	141,810
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	5,800	48,133
Guangzhou Haige Communications Group, Inc. Co. Class A	29,800	45,564
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	8,092	103,812
Guangzhou R&F Properties Co. Ltd. Class H (a)(c)	169,776	36,551
Guangzhou Restaurant Group Co. Ltd. Class A	13,800	59,562
Guangzhou Tinci Materials Technology Co. Ltd. Class A	10,720	65,500
Guizhou Panjiang Refined Coal Co. Ltd. Class A	92,784	97,684
Guocheng Mining Co. Ltd. Class A (a)	36,400	92,493
Guolian Securities Co. Ltd. Class A	1,500	2,313
Guosen Securities Co. Ltd. Class A	32,900	44,890
Guosheng Financial Holding, Inc. Class A (a)	1,900	2,413
Guotai Junan Securities Co. Ltd. Class A	29,800	62,314
H World Group Ltd. (a)	124,720	606,127
Haidilao International Holding Ltd. (a)(b)(c)	53,000	143,472
Haier Smart Home Co. Ltd. Class A	28,200	93,134
Haier Smart Home Co. Ltd. Class H	151,498	476,691
Hainan Strait Shipping Co. Ltd. Class A	87,175	78,069
Haisco Pharmaceutical Group Co. Ltd. Class A	15,800	57,312

See accompanying notes to financial statements.
136

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Haitian International Holdings Ltd.	54,000	$ 139,644
Haitong Securities Co. Ltd. Class A	22,400	28,737
Haitong Securities Co. Ltd. Class H	252,800	157,800
Hang Zhou Great Star Industrial Co. Ltd. Class A (a)	39,800	109,652
Hangcha Group Co. Ltd. Class A	35,360	101,333
Hangjin Technology Co. Ltd. Class A	4,200	20,519
Hangzhou Chang Chuan Technology Co. Ltd. Class A	10,700	75,350
Hangzhou Oxygen Plant Group Co. Ltd. Class A	20,800	100,800
Hangzhou Robam Appliances Co. Ltd. Class A	12,500	51,621
Hangzhou Silan Microelectronics Co. Ltd. Class A	16,700	90,001
Hangzhou Tigermed Consulting Co. Ltd. Class A	10,700	149,127
Han's Laser Technology Industry Group Co. Ltd. Class A	9,000	39,775
Hansoh Pharmaceutical Group Co. Ltd. (b)	40,000	69,504
Harbin Boshi Automation Co. Ltd. Class A	32,189	76,637
Health & Happiness H&H International Holdings Ltd.	20,000	33,478
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,200	17,269
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,950	60,910
Hello Group, Inc. ADR	11,514	104,777
Henan Lingrui Pharmaceutical Co. Class A	35,300	79,726
Henan Shuanghui Investment & Development Co. Ltd. Class A	17,800	67,236
Henan Yicheng New Energy Co. Ltd. Class A (a)	24,400	19,648
Henan Yuguang Gold & Lead Co. Ltd. Class A	29,000	25,971
Hengan International Group Co. Ltd.	63,500	293,639
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	39,700	118,858
Hengli Petrochemical Co. Ltd. Class A	25,100	59,211
Hexing Electrical Co. Ltd. Class A	18,800	59,406
Hisense Home Appliances Group Co. Ltd. Class A	36,500	111,350
Hua Hong Semiconductor Ltd. (a)(b)(c)	35,000	154,937
Security Description	Shares	Value
Huabao Flavours & Fragrances Co. Ltd. Class A	1,700	$ 6,345
Huadian Power International Corp. Ltd. Class H	152,000	62,349
Huadong Medicine Co. Ltd. Class A	15,100	101,894
Huafon Chemical Co. Ltd. Class A	57,000	61,920
Hualan Biological Engineering, Inc. Class A	18,544	58,948
Huaneng Power International, Inc. Class H (a)(c)	470,472	246,924
Huangshan Tourism Development Co. Ltd. Class B	49,400	40,755
Huatai Securities Co. Ltd. Class A	51,300	95,394
Huatai Securities Co. Ltd. Class H (b)	54,200	61,933
Huayu Automotive Systems Co. Ltd. Class A	16,000	39,002
Hubei Biocause Pharmaceutical Co. Ltd. Class A	46,800	22,898
Hubei Dinglong Co. Ltd. Class A	5,600	19,979
Huizhou Desay Sv Automotive Co. Ltd. Class A	10,800	174,488
Hunan Aihua Group Co. Ltd. Class A	13,800	52,408
Hundsun Technologies, Inc. Class A	17,618	136,535
HUYA, Inc. ADR (a)	4,211	15,202
Hytera Communications Corp. Ltd. Class A (a)	30,700	30,131
HyUnion Holding Co. Ltd. Class A (a)	18,700	21,812
Iflytek Co. Ltd. Class A	12,600	116,839
IKD Co. Ltd. Class A	26,800	94,364
I-Mab ADR (a)	1,239	4,287
Industrial & Commercial Bank of China Ltd. Class H	4,878,028	2,597,489
Industrial Bank Co. Ltd. Class A	102,200	251,359
INESA Intelligent Tech, Inc. Class B	404,900	254,277
Ingdan, Inc. (a)(b)(c)	3,000	623
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	48,500	94,919
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	143,900	94,714
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	21,600	91,592
Inner Mongolia Yitai Coal Co. Ltd. Class B	163,381	240,007
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	43,100	54,226
InnoCare Pharma Ltd. (a)(b)	31,000	33,054

See accompanying notes to financial statements.
137

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Innovent Biologics, Inc. (a)(b)	63,500	$ 284,336
Intco Medical Technology Co. Ltd. Class A	5,580	20,980
iQIYI, Inc. ADR (a)	18,047	131,382
JA Solar Technology Co. Ltd. Class A	15,560	129,922
Jason Furniture Hangzhou Co. Ltd. Class A	11,210	66,242
JD Health International, Inc. (a)(b)	34,050	253,316
JD.com, Inc. Class A	157,247	3,445,434
Jiajiayue Group Co. Ltd. Class A (a)	17,100	33,491
Jiangsu Akcome Science & Technology Co. Ltd. Class A (a)	257,100	109,694
Jiangsu Eastern Shenghong Co. Ltd. Class A	16,800	33,320
Jiangsu Expressway Co. Ltd. Class H	272,299	253,916
Jiangsu Guotai International Group Co. Ltd. Class A	107,300	128,279
Jiangsu Hengli Hydraulic Co. Ltd. Class A	11,582	111,683
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	36,956	230,433
Jiangsu Hoperun Software Co. Ltd. Class A (a)	17,100	64,866
Jiangsu King's Luck Brewery JSC Ltd. Class A	10,000	94,433
Jiangsu Leike Defense Technology Co. Ltd. Class A (a)	54,000	40,889
Jiangsu Shagang Co. Ltd. Class A	89,500	54,086
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	7,500	180,704
Jiangsu Yangnong Chemical Co. Ltd. Class A	7,700	108,908
Jiangsu Yoke Technology Co. Ltd. Class A	27,100	205,599
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	16,097	74,633
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a)	43,500	12,859
Jiangxi Copper Co. Ltd. Class H	202,578	343,223
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	21,800	101,551
Jiangxi Zhengbang Technology Co. Ltd. Class A (a)	20,800	9,995
Jinke Properties Group Co. Ltd. Class A (a)	73,400	16,994
JinkoSolar Holding Co. Ltd. ADR (a)(c)	2,767	141,172
Security Description	Shares	Value
Jinneng Science&Technology Co. Ltd. Class A	25,600	$ 37,092
JiuGui Liquor Co. Ltd. Class A	400	7,533
Jizhong Energy Resources Co. Ltd. Class A	136,600	136,057
JL Mag Rare-Earth Co. Ltd. Class A	3,200	13,220
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	30,800	59,068
Joinn Laboratories China Co. Ltd. Class A	20,323	154,954
Jointown Pharmaceutical Group Co. Ltd. Class A	22,800	49,602
Joy City Property Ltd. (a)	72,000	2,843
Joyoung Co. Ltd. Class A	21,800	56,886
JOYY, Inc. ADR	3,057	95,317
Juewei Food Co. Ltd. Class A	8,000	51,036
JW Cayman Therapeutics Co. Ltd. (a)(b)	25,000	11,624
Kama Co. Ltd. Class B (a)	182,049	73,366
Kandi Technologies Group, Inc. (a)	4,287	11,832
Kanzhun Ltd. ADR (a)	6,610	125,788
KE Holdings, Inc. ADR (a)	34,790	655,444
Keshun Waterproof Technologies Co. Ltd. Class A (a)	6,220	10,661
Kingboard Holdings Ltd.	78,200	240,080
KingClean Electric Co. Ltd. Class A	19,140	81,551
Kingdee International Software Group Co. Ltd. (a)	172,000	278,707
Kingsoft Cloud Holdings Ltd. (a)	6,390	3,500
Kingsoft Corp. Ltd.	76,200	375,178
Kintor Pharmaceutical Ltd. (a)(b)(c)	25,000	20,542
Konka Group Co. Ltd. Class B	282,300	65,091
Kuaishou Technology (a)(b)	89,194	686,855
Kuang-Chi Technologies Co. Ltd. Class A	31,600	76,201
Kunlun Energy Co. Ltd.	320,000	250,295
Kweichow Moutai Co. Ltd. Class A	6,671	1,767,976
KWG Group Holdings Ltd. (a)	126,951	20,215
KWG Living Group Holdings Ltd.	58,416	9,153
LB Group Co. Ltd. Class A	4,400	12,968
Lee & Man Paper Manufacturing Ltd.	161,000	64,400
Lenovo Group Ltd.	549,703	595,224
Lens Technology Co. Ltd. Class A	7,900	15,542
LexinFintech Holdings Ltd. ADR (a)	5,629	15,255
Li Auto, Inc. Class A (a)	49,628	619,564
Li Ning Co. Ltd.	172,257	1,358,315
Lier Chemical Co. Ltd. Class A	6,060	15,152

See accompanying notes to financial statements.
138

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Lifetech Scientific Corp. (a)	178,000	$ 63,264
Lingyi iTech Guangdong Co. Class A (a)	37,600	33,837
Livzon Pharmaceutical Group, Inc. Class H	30,597	107,967
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	5,400	21,097
Longfor Group Holdings Ltd. (b)	99,500	280,757
LONGi Green Energy Technology Co. Ltd. Class A	54,312	319,594
Lu Thai Textile Co. Ltd. Class B	48,200	29,596
Luenmei Quantum Co. Ltd. Class A	29,500	26,676
Lufax Holding Ltd. ADR	9,531	19,443
Luokung Technology Corp. (a)	2,000	4,200
Lushang Health Industry Development Co. Ltd. Class A	300	463
Luxshare Precision Industry Co. Ltd. Class A	46,708	206,154
Luye Pharma Group Ltd. (a)(b)	151,000	70,018
Luzhou Laojiao Co. Ltd. Class A	8,800	326,497
Maanshan Iron & Steel Co. Ltd. Class A	186,100	78,046
Mango Excellent Media Co. Ltd. Class A	1,400	7,592
Maxscend Microelectronics Co. Ltd. Class A	2,592	46,954
Mayinglong Pharmaceutical Group Co. Ltd. Class A	17,000	67,334
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	40,000	43,802
Meituan Class B (a)(b)	315,617	5,769,596
Metallurgical Corp. of China Ltd. Class H	323,000	83,528
Microport Scientific Corp. (a)	55,763	131,133
Milkyway Chemical Supply Chain Service Co. Ltd. Class A	8,400	134,196
Ming Yuan Cloud Group Holdings Ltd. (c)	34,000	21,786
Minth Group Ltd.	58,000	175,109
MLS Co. Ltd. Class A	26,400	36,060
Montnets Cloud Technology Group Co. Ltd. Class A (a)	17,500	36,696
Muyuan Foods Co. Ltd. Class A	30,514	217,725
NanJi E-Commerce Co. Ltd. Class A	32,100	23,699
Nanjing Hanrui Cobalt Co. Ltd. Class A	1,000	6,158
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	17,847	42,361
NARI Technology Co. Ltd. Class A	39,780	157,039
Security Description	Shares	Value
NAURA Technology Group Co. Ltd. Class A	700	$ 27,099
NavInfo Co. Ltd. Class A	23,300	45,906
NetDragon Websoft Holdings Ltd.	45,000	78,994
NetEase, Inc.	138,470	2,434,265
New China Life Insurance Co. Ltd. Class A	8,600	38,195
New China Life Insurance Co. Ltd. Class H	59,800	142,150
New Hope Liuhe Co. Ltd. Class A (a)	27,900	53,750
New Oriental Education & Technology Group, Inc. (a)	117,810	459,237
Newborn Town, Inc. (a)	110,000	23,542
Newland Digital Technology Co. Ltd. Class A	18,299	44,606
Ningbo Huaxiang Electronic Co. Ltd. Class A	20,400	43,995
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,400	17,233
Ningbo Sanxing Medical Electric Co. Ltd. Class A	36,600	67,846
Ningbo Tuopu Group Co. Ltd. Class A	23,500	219,420
Ningbo Xusheng Group Co. Ltd. Class A	13,720	77,777
NIO, Inc. ADR (a)	98,350	1,033,658
Niu Technologies ADR (a)	2,912	12,056
Noah Holdings Ltd. ADR (a)	2,161	35,765
Nongfu Spring Co. Ltd. Class H (b)	47,200	271,477
Offcn Education Technology Co. Ltd. Class A (a)	23,300	16,625
Offshore Oil Engineering Co. Ltd. Class A	25,500	22,762
Oppein Home Group, Inc. Class A	10,280	180,802
Orient Securities Co. Ltd. Class A	39,456	56,248
PCI Technology Group Co. Ltd. Class A	43,790	46,549
PDD Holdings, Inc. ADR (a)	32,511	2,467,585
People's Insurance Co. Group of China Ltd. Class A	21,800	16,507
People's Insurance Co. Group of China Ltd. Class H	421,000	140,513
Perfect World Co. Ltd. Class A	16,200	40,150
PetroChina Co. Ltd. Class H	795,208	471,050
Pharmaron Beijing Co. Ltd. Class A	9,000	64,178
PhiChem Corp. Class A	9,900	30,404
PICC Property & Casualty Co. Ltd. Class H	634,433	647,368
Ping An Bank Co. Ltd. Class A	116,200	212,017
Ping An Healthcare & Technology Co. Ltd. (a)(b)(c)	27,400	69,321

See accompanying notes to financial statements.
139

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class A	35,800	$ 237,718
Ping An Insurance Group Co. of China Ltd. Class H	407,182	2,650,590
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	96,900	146,324
Poly Developments & Holdings Group Co. Ltd. Class A	49,400	101,644
Poly Property Group Co. Ltd.	222,155	48,959
Pop Mart International Group Ltd. (b)(c)	18,800	51,251
Postal Savings Bank of China Co. Ltd. Class H (b)(c)	326,000	193,525
Pylon Technologies Co. Ltd. Class A	1,682	60,130
Qianhe Condiment & Food Co. Ltd. Class A	27,848	97,081
Qingdao East Steel Tower Stock Co. Ltd. Class A	45,400	56,458
Qudian, Inc. ADR (a)	10,382	12,458
Rainbow Digital Commercial Co. Ltd. Class A	27,500	25,028
Red Avenue New Materials Group Co. Ltd. Class A	2,100	12,201
RLX Technology, Inc. ADR (a)	48,241	139,899
Roshow Technology Co. Ltd. Class A (a)	21,100	28,021
SAIC Motor Corp. Ltd. Class A	31,500	65,869
Sailun Group Co. Ltd. Class A	66,900	105,114
Sany Heavy Industry Co. Ltd. Class A	39,900	99,295
Satellite Chemical Co. Ltd. Class A	54,691	127,424
Seazen Group Ltd. (a)	116,952	30,244
Seazen Holdings Co. Ltd. Class A (a)	13,600	32,360
SF Holding Co. Ltd. Class A	13,300	107,255
Shaanxi Coal Industry Co. Ltd. Class A	58,300	172,677
Shandong Chenming Paper Holdings Ltd. Class H (a)	45,350	14,212
Shandong Dawn Polymer Co. Ltd. Class A	5,900	14,588
Shandong Denghai Seeds Co. Ltd. Class A	3,400	9,258
Shandong Gold Mining Co. Ltd. Class A	32,560	104,498
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	15,300	69,735
Shandong Hi-Speed New Energy Group Ltd. (a)(c)	450,400	3,959
Shandong Linglong Tyre Co. Ltd. Class A	14,400	40,973
Shandong Molong Petroleum Machinery Co. Ltd. Class A (a)	115,700	73,794
Security Description	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	169,600	$ 270,930
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	28,700	102,140
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (a)	21,760	47,878
Shang Gong Group Co. Ltd. Class B	151,800	53,282
Shanghai AtHub Co. Ltd. Class A	20,920	110,246
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	28,336	168,804
Shanghai Baosight Software Co. Ltd. Class A	12,943	109,691
Shanghai Baosight Software Co. Ltd. Class B	64,690	213,606
Shanghai Belling Co. Ltd. Class A	17,900	55,259
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	108,000	70,092
Shanghai Daimay Automotive Interior Co. Ltd. Class A	28,588	79,179
Shanghai Electric Group Co. Ltd. Class H (a)	330,418	82,500
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	37,051	91,450
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	10,700	50,467
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (c)	26,500	75,281
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	30,000	110,255
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	139,000	56,840
Shanghai Haixin Group Co. Class B	179,713	54,812
Shanghai Haohai Biological Technology Co. Ltd. Class H (b)(c)	8,700	45,717
Shanghai Henlius Biotech, Inc. Class H (a)(b)	1,400	2,015
Shanghai Industrial Holdings Ltd.	39,000	52,166
Shanghai International Airport Co. Ltd. Class A (a)	13,000	105,499
Shanghai International Port Group Co. Ltd. Class A	100,000	80,672
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	109,896	70,773

See accompanying notes to financial statements.
140

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Jinjiang International Travel Co. Ltd. Class B	49,574	$ 75,848
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	23,500	40,790
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	7,957	55,663
Shanghai Lingyun Industries Development Co. Ltd. Class B (a)	248,900	131,170
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	154,864	119,710
Shanghai M&G Stationery, Inc. Class A	8,196	58,600
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	47,084	50,380
Shanghai Medicilon, Inc. Class A	2,465	56,010
Shanghai New Power Automotive Technology Co. Ltd. Class B	172,500	69,172
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	17,000	50,426
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	52,300	97,538
Shanghai Pudong Development Bank Co. Ltd. Class A	72,600	76,012
Shanghai Putailai New Energy Technology Co. Ltd. Class A	20,180	146,664
Shanghai RAAS Blood Products Co. Ltd. Class A	41,300	38,670
Shanghai Runda Medical Technology Co. Ltd. Class A (a)	28,500	65,323
Shanghai Wanye Enterprises Co. Ltd. Class A	28,400	78,038
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	18,700	44,794
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	129,700	32,555
Shanxi Blue Flame Holding Co. Ltd. Class A	39,600	45,959
Shanxi Coking Coal Energy Group Co. Ltd. Class A	65,670	105,094
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	37,000	118,209
Shanxi Meijin Energy Co. Ltd. Class A	35,400	47,322
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	10,200	404,596
Shengda Resources Co. Ltd. Class A (a)	19,600	48,520
Shengyi Technology Co. Ltd. Class A	19,600	52,687
Security Description	Shares	Value
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	300	$ 5,746
Shenzhen Agricultural Products Group Co. Ltd. Class A	69,000	57,774
Shenzhen Aisidi Co. Ltd. Class A	49,400	66,036
Shenzhen Capchem Technology Co. Ltd. Class A	3,880	27,566
Shenzhen Das Intellitech Co. Ltd. Class A (a)	113,083	68,667
Shenzhen Expressway Corp. Ltd. Class H	29,000	25,786
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	37,400	66,933
Shenzhen Gas Corp. Ltd. Class A	44,800	44,752
Shenzhen Gongjin Electronics Co. Ltd. Class A	27,400	42,094
Shenzhen H&T Intelligent Control Co. Ltd. Class A	21,800	54,029
Shenzhen Huaqiang Industry Co. Ltd. Class A	20,400	41,380
Shenzhen Investment Ltd.	248,197	43,949
Shenzhen Kangtai Biological Products Co. Ltd. Class A	4,820	22,207
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	13,300	27,250
Shenzhen Kinwong Electronic Co. Ltd. Class A	12,020	44,808
Shenzhen Megmeet Electrical Co. Ltd. Class A	13,700	54,861
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,000	181,562
Shenzhen MTC Co. Ltd. Class A (a)	126,500	90,814
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	89,993	44,424
Shenzhen SC New Energy Technology Corp. Class A	600	10,000
Shenzhen Senior Technology Material Co. Ltd. Class A	11,340	31,771
Shenzhen Sunlord Electronics Co. Ltd. Class A	13,000	49,465
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	15,900	29,242
Shenzhen World Union Group, Inc. Class A (a)	14,800	6,228
Shenzhen Ysstech Info-tech Co. Ltd. Class A	132,700	197,293
Shenzhou International Group Holdings Ltd.	40,987	430,236
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	52,400	69,436
Shimao Group Holdings Ltd. (a)(d)	139,500	19,637

See accompanying notes to financial statements.
141

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	12,200	$ 50,489
Sichuan New Energy Power Co. Ltd. (a)	14,300	33,151
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,600	11,098
Sinofibers Technology Co. Ltd. Class A	1,900	14,055
Sinoma Science & Technology Co. Ltd. Class A	22,300	78,357
Sino-Ocean Group Holding Ltd. (c)	643,711	72,982
Sinopec Oilfield Service Corp. Class A (a)	137,100	41,925
Sinopec Oilfield Service Corp. Class H (a)	6,000	459
Sinopec Shanghai Petrochemical Co. Ltd. Class H	468,878	81,830
Sinopharm Group Co. Ltd. Class H	93,600	283,187
Sinotrans Ltd. Class H	177,000	54,791
Sinotruk Hong Kong Ltd.	26,000	40,408
SITC International Holdings Co. Ltd.	148,000	317,872
Skshu Paint Co. Ltd. Class A (a)	14,519	246,117
Skyworth Digital Co. Ltd. Class A	31,900	88,073
Smoore International Holdings Ltd. (b)(c)	98,000	125,840
Sohu.com Ltd. ADR (a)	3,467	51,069
SooChow Securities Co. Ltd. Class A	46,390	46,678
SOS Ltd. ADR (a)(c)	16	66
South Manganese Investment Ltd. (a)(c)	408,000	25,728
State Grid Information & Communication Co. Ltd. Class A	6,300	18,293
STO Express Co. Ltd. Class A (a)	18,094	29,299
Sun Art Retail Group Ltd.	177,000	71,026
Sunac China Holdings Ltd. (a)(c)(d)	222,000	32,381
Sunac Services Holdings Ltd. (b)(c)	8,751	3,735
Sungrow Power Supply Co. Ltd. Class A	12,600	192,395
Suning Universal Co. Ltd. Class A	79,800	35,674
Sunny Optical Technology Group Co. Ltd.	53,929	652,305
Sunresin New Materials Co. Ltd. Class A	2,450	33,932
Sunward Intelligent Equipment Co. Ltd. Class A (a)	68,400	64,244
Security Description	Shares	Value
Sunwoda Electronic Co. Ltd. Class A	17,000	$ 49,906
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	14,400	63,431
Suzhou Maxwell Technologies Co. Ltd. Class A	864	38,373
Taiji Computer Corp. Ltd. Class A	15,479	95,074
TAL Education Group ADR (a)	32,361	207,434
TCL Electronics Holdings Ltd. (a)	98,000	41,323
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	23,600	166,536
Tencent Holdings Ltd.	400,296	19,673,271
Tencent Music Entertainment Group ADR (a)	14,611	120,979
Tianma Microelectronics Co. Ltd. Class A	20,700	31,680
Tianneng Power International Ltd. (c)	80,000	94,676
Tianshui Huatian Technology Co. Ltd. Class A	48,000	70,595
Tibet Summit Resources Co. Ltd. Class A (a)	8,500	28,320
Times China Holdings Ltd. (a)(c)	35,000	3,344
Tingyi Cayman Islands Holding Corp.	242,383	403,871
Tong Ren Tang Technologies Co. Ltd. Class H	102,000	89,657
Tongcheng Travel Holdings Ltd. (a)	39,200	85,292
TongFu Microelectronics Co. Ltd. Class A (a)	27,200	87,930
Tongwei Co. Ltd. Class A	27,000	152,982
Topchoice Medical Corp. Class A (a)	7,700	144,956
TravelSky Technology Ltd. Class H	77,000	143,800
Trip.com Group Ltd. (a)	30,879	1,155,708
Triumph New Energy Co. Ltd. Class H (a)(c)	42,000	44,194
Tsingtao Brewery Co. Ltd. Class H	48,000	524,029
Tuya, Inc. ADR (a)(c)	7,449	14,079
Unigroup Guoxin Microelectronics Co. Ltd. Class A	10,499	169,900
Uni-President China Holdings Ltd.	147,000	148,312
Unisplendour Corp. Ltd. Class A	19,020	81,123
Universal Scientific Industrial Shanghai Co. Ltd. Class A	19,600	50,489
Up Fintech Holding Ltd. ADR (a)(c)	13,167	43,846

See accompanying notes to financial statements.
142

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Uxin Ltd. ADR (a)(c)	4,321	$ 9,679
Valiant Co. Ltd. Class A	22,300	55,951
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	4,500	6,168
Vipshop Holdings Ltd. ADR (a)	31,851	483,498
Visionox Technology, Inc. Class A (a)	28,800	31,244
Visual China Group Co. Ltd. Class A	20,700	50,278
Viva Biotech Holdings (a)(b)(c)	19,500	3,701
Vnet Group, Inc. ADR (a)	7,916	25,648
Walvax Biotechnology Co. Ltd. Class A	6,200	31,139
Wangneng Environment Co. Ltd. Class A	19,400	50,680
Wanhua Chemical Group Co. Ltd. Class A	14,300	199,654
Want Want China Holdings Ltd.	513,287	330,206
Wasu Media Holding Co. Ltd. Class A	33,000	42,960
Weibo Corp. ADR (a)	3,315	66,499
Weichai Power Co. Ltd. Class A	101,500	186,378
Weichai Power Co. Ltd. Class H	41,000	65,809
Weimob, Inc. (a)(b)(c)	163,000	100,915
West China Cement Ltd.	302,000	36,933
Will Semiconductor Co. Ltd. Shanghai Class A	6,655	88,284
Wingtech Technology Co. Ltd. Class A	2,200	17,700
Winning Health Technology Group Co. Ltd. Class A	82,500	166,627
Wuhan Guide Infrared Co. Ltd. Class A	55,194	97,170
Wuliangye Yibin Co. Ltd. Class A	22,444	643,844
WUS Printed Circuit Kunshan Co. Ltd. Class A	21,750	68,063
Wushang Group Co. Ltd. Class A	1,000	1,746
WuXi AppTec Co. Ltd. Class A	25,440	294,509
Wuxi Biologics Cayman, Inc. (a)(b)	221,280	1,369,972
Wuxi Shangji Automation Co. Ltd. Class A	15,182	225,741
Wuxi Taiji Industry Co. Ltd. Class A	38,200	33,320
XD, Inc. (a)	30,400	104,368
Xiamen Faratronic Co. Ltd. Class A	7,700	163,715
Xiamen Intretech, Inc. Class A	13,960	42,364
Xiamen ITG Group Corp. Ltd. Class A	40,900	51,339
Xiamen Kingdomway Group Co. Class A	19,500	69,086
Xianhe Co. Ltd. Class A	1,000	3,690
Xiaomi Corp. Class B (a)(b)	819,043	1,262,482
Security Description	Shares	Value
Xilinmen Furniture Co. Ltd. Class A	24,300	$ 110,932
Xinhuanet Co. Ltd. Class A	14,500	59,944
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	28,100	45,174
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	23,659	20,223
Xinjiang Xintai Natural Gas Co. Ltd. Class A	19,992	67,248
Xinte Energy Co. Ltd. Class H (c)	23,200	59,700
Xinyi Glass Holdings Ltd.	258,721	463,394
Xinyi Solar Holdings Ltd.	288,228	345,509
XPeng, Inc. Class A (a)(c)	28,320	157,835
Xtep International Holdings Ltd.	101,465	128,997
Yadea Group Holdings Ltd. (b)	78,000	201,211
Yangzijiang Shipbuilding Holdings Ltd.	250,000	225,640
Yankuang Energy Group Co. Ltd. Class H (c)	160,882	575,900
Yantai Changyu Pioneer Wine Co. Ltd. Class B	28,353	42,439
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	36,900	87,585
Yantai Eddie Precision Machinery Co. Ltd. Class A	21,681	57,113
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	8,900	36,703
Yantai Zhenghai Magnetic Material Co. Ltd. Class A (a)	17,000	30,845
Yatsen Holding Ltd. ADR (a)	16,684	24,692
Yeahka Ltd. (a)	8,000	23,796
YGSOFT, Inc. Class A	59,518	81,035
Yidu Tech, Inc. (a)(b)(c)	31,600	29,467
Yifan Pharmaceutical Co. Ltd. Class A (a)	22,700	46,409
Yifeng Pharmacy Chain Co. Ltd. Class A	13,598	114,490
Yihai International Holding Ltd. (a)(c)	20,000	58,726
Yixintang Pharmaceutical Group Co. Ltd. Class A	12,200	62,960
Yonyou Network Technology Co. Ltd. Class A	22,320	81,742
Youdao, Inc. ADR (a)	7,449	63,316
YTO Express Group Co. Ltd. Class A	27,700	73,896
Yum China Holdings, Inc.	31,299	1,984,044
Yunda Holding Co. Ltd. Class A	22,430	38,639
Yunnan Energy New Material Co. Ltd. Class A	9,100	150,825
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (a)	95,600	158,700
Zai Lab Ltd. (a)	49,520	164,332
ZBOM Home Collection Co. Ltd. Class A	700	3,272

See accompanying notes to financial statements.
143

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Zhaojin Mining Industry Co. Ltd. Class H (a)	61,500	$ 93,387
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	134,618	118,009
Zhejiang Crystal-Optech Co. Ltd. Class A	21,700	43,986
Zhejiang Dahua Technology Co. Ltd. Class A	17,500	57,617
Zhejiang Dingli Machinery Co. Ltd. Class A	10,620	84,730
Zhejiang Expressway Co. Ltd. Class H	184,000	146,263
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	41,500	42,664
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,870	30,995
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	16,236	58,208
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	13,680	57,072
Zhejiang Jingu Co. Ltd. Class A (a)	8,500	9,159
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	29,560	56,948
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	86,200	103,556
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	36,600	81,969
Zhejiang Medicine Co. Ltd. Class A	22,700	40,790
Zhejiang Meida Industrial Co. Ltd. Class A	35,400	63,096
Zhejiang Narada Power Source Co. Ltd. Class A (a)	25,300	85,214
Zhejiang NHU Co. Ltd. Class A	18,724	48,941
Zhejiang Semir Garment Co. Ltd. Class A	27,500	24,107
Zhejiang Shibao Co. Ltd. Class A (a)	58,300	71,227
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	700	1,936
Zhejiang Supor Co. Ltd. Class A	8,190	64,580
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	36,900	71,787
Zhejiang Yasha Decoration Co. Ltd. Class A	68,900	48,359
Zhejiang Yongtai Technology Co. Ltd. Class A	33,007	100,550
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	38,000	38,291
Zhihu, Inc. ADR (a)(c)	8,193	10,405
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(b)(c)	17,900	56,437
Zhongsheng Group Holdings Ltd.	44,000	216,919
Security Description	Shares	Value
Zhongtian Financial Group Co. Ltd. Class A (a)	92,600	$ 14,428
Zhuzhou CRRC Times Electric Co. Ltd.	61,300	266,676
Zijin Mining Group Co. Ltd. Class H	702,506	1,174,132
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	88,400	79,939
ZTE Corp. Class A	9,500	45,042
ZTE Corp. Class H	77,440	226,896
ZTO Express Cayman, Inc. ADR	34,943	1,001,466
		162,291,897
HONG KONG — 0.4%
Alibaba Pictures Group Ltd. (a)(c)	910,107	59,128
C Fiber Optic (a)(d)	686,800	—
China Common Rich Renewable Energy Investments Ltd. (a)(c)(d)	5,962,000	—
China First Capital Group Ltd. (a)	66,800	672
China High Speed Transmission Equipment Group Co. Ltd. (a)	8,000	2,986
China Huishan Dairy Holdings Co. Ltd. (a)(d)	549,000	—
China Huiyuan Juice Group Ltd. (a)(d)	157,000	—
China Investment Fund Co. Ltd. (a)	24,000	5,992
Chong Sing Holdings FinTech Group Ltd. (a)(d)	2,260,000	—
Citychamp Watch & Jewellery Group Ltd. (a)	332,000	49,483
Comba Telecom Systems Holdings Ltd.	249,847	47,105
CTEG (a)(c)(d)	438,000	—
Digital China Holdings Ltd.	105,000	48,421
Fullshare Holdings Ltd. (a)	31,100	440
Guotai Junan International Holdings Ltd.	18,000	1,468
Hi Sun Technology China Ltd. (a)	174,000	17,511
Huabao International Holdings Ltd. (c)	45,000	21,038
National Agricultural Holdings Ltd. (a)(c)(d)	112,000	—
Nine Dragons Paper Holdings Ltd.	134,000	100,373
Sino Biopharmaceutical Ltd.	839,000	470,271
Skyworth Group Ltd. (c)	90,755	46,823
Solargiga Energy Holdings Ltd.	1,078,000	37,078
SSY Group Ltd.	256,691	154,670
Tech-Pro, Inc. (a)(c)(d)	1,684,800	—
United Energy Group Ltd. (a)	218,000	25,827

See accompanying notes to financial statements.
144

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
United Laboratories International Holdings Ltd.	82,000	$ 57,035
Vinda International Holdings Ltd.	31,000	74,953
Wasion Holdings Ltd.	8,000	3,485
WH Group Ltd. (b)	538,259	320,900
		1,545,659
INDIA — 22.6%
Aarti Drugs Ltd.	2,771	11,388
Aavas Financiers Ltd. (a)	6,589	129,142
Adani Enterprises Ltd.	8,490	180,833
Adani Green Energy Ltd. (a)	26,630	285,523
Adani Ports & Special Economic Zone Ltd.	81,330	625,345
Adani Power Ltd. (a)	67,650	157,719
Adani Total Gas Ltd.	17,938	189,404
Adani Transmission Ltd. (a)	16,905	204,271
Affle India Ltd. (a)	707	8,492
AIA Engineering Ltd.	7,471	263,913
Ajanta Pharma Ltd.	4,478	65,866
Alembic Pharmaceuticals Ltd.	9,283	56,066
Alok Industries Ltd. (a)	310,624	43,844
Amber Enterprises India Ltd. (a)	508	11,279
APL Apollo Tubes Ltd.	4,044	59,312
Apollo Hospitals Enterprise Ltd.	18,296	959,720
Apollo Tyres Ltd.	45,414	176,777
Ashok Leyland Ltd.	45,322	76,766
Asian Paints Ltd.	23,189	779,240
Astral Ltd.	2,756	44,836
AstraZeneca Pharma India Ltd.	7,113	281,534
AU Small Finance Bank Ltd. (b)	13,905	97,999
Aurobindo Pharma Ltd.	31,138	196,302
Avenue Supermarts Ltd. (a)(b)	4,787	198,106
Axis Bank Ltd.	145,882	1,523,922
Azure Power Global Ltd. (a)(c)	1,382	3,441
Bajaj Auto Ltd.	5,488	259,417
Bajaj Electricals Ltd.	21,434	274,346
Bajaj Finance Ltd.	15,615	1,067,205
Bajaj Finserv Ltd.	26,360	406,229
Bajaj Hindusthan Sugar Ltd. (a)	389,470	61,134
Balkrishna Industries Ltd.	3,979	94,483
Bandhan Bank Ltd. (a)(b)	45,823	109,146
Bank of Baroda	44,261	90,937
BEML Ltd. (e)	6,337	96,957
BEML Ltd. (a)(e)	6,425	29,313
Bharat Electronics Ltd.	279,970	332,322
Bharat Forge Ltd.	24,189	226,769
Bharat Heavy Electricals Ltd.	212,585	181,201
Bharat Petroleum Corp. Ltd.	50,988	213,612
Bharti Airtel Ltd.	184,164	1,678,445
Biocon Ltd.	116,762	293,175
Birlasoft Ltd.	47,034	149,459
Bosch Ltd.	675	159,093
Brightcom Group Ltd. (e)	267,574	47,535
Security Description	Shares	Value
Britannia Industries Ltd.	4,178	$ 219,730
Can Fin Homes Ltd.	54,118	348,483
Carysil Ltd.	9,815	65,149
Cholamandalam Financial Holdings Ltd.	30,596	202,788
Cholamandalam Investment & Finance Co. Ltd.	55,557	514,654
Cipla Ltd.	76,994	843,648
City Union Bank Ltd.	249	381
Coal India Ltd.	120,632	313,607
Crompton Greaves Consumer Electricals Ltd.	24,376	86,906
Dabur India Ltd.	30,226	200,409
DCB Bank Ltd.	65,212	84,508
Deepak Nitrite Ltd.	2,603	58,361
Dhani Services Ltd. (a)	21,503	6,947
Dish TV India Ltd. (a)	125,473	19,848
Dishman Carbogen Amcis Ltd. (a)	3,772	5,726
Divi's Laboratories Ltd.	7,972	273,875
Dixon Technologies India Ltd.	8,176	284,659
DLF Ltd.	58,261	252,873
Dr Lal PathLabs Ltd. (b)	6,954	154,688
Dr Reddy's Laboratories Ltd.	9,386	527,961
Edelweiss Financial Services Ltd.	33,723	21,584
Eicher Motors Ltd.	8,816	316,333
Elecon Engineering Co. Ltd.	20,943	97,385
Emami Ltd.	11,143	48,615
Escorts Kubota Ltd.	23,690	545,116
Federal Bank Ltd.	143,281	230,658
Fine Organic Industries Ltd.	23	1,205
Fortis Healthcare Ltd. (a)	41,669	131,777
Future Retail Ltd. (a)	46,206	1,181
GAIL India Ltd.	220,035	281,528
Gillette India Ltd.	880	46,216
Glenmark Pharmaceuticals Ltd.	16,798	94,984
GMR Airports Infrastructure Ltd. (a)	552,354	272,539
Godrej Consumer Products Ltd. (a)	42,492	500,577
Godrej Industries Ltd. (a)	16,309	80,143
Godrej Properties Ltd. (a)	2,224	27,902
Granules India Ltd.	53,311	188,574
Graphite India Ltd.	2,624	8,383
Grasim Industries Ltd.	12,800	254,295
GTL Infrastructure Ltd. (a)	3,828,509	32,610
Gujarat Pipavav Port Ltd.	41,197	58,375
Havells India Ltd.	30,409	439,766
HCL Technologies Ltd.	84,907	1,121,228
HDFC Bank Ltd.	191,793	3,756,279
HDFC Life Insurance Co. Ltd. (b)	30,165	183,231
HEG Ltd.	1,787	20,020
Hero MotoCorp Ltd.	10,703	305,706
HFCL Ltd.	93,185	69,110
Hikal Ltd.	8,724	29,898

See accompanying notes to financial statements.
145

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hindalco Industries Ltd.	98,767	$ 487,150
Hindustan Construction Co. Ltd. (a)	551,122	91,873
Hindustan Copper Ltd.	22,270	26,651
Hindustan Petroleum Corp. Ltd.	47,655	137,313
Hindustan Unilever Ltd.	74,463	2,319,853
Hindustan Zinc Ltd.	133,795	477,581
Housing Development Finance Corp. Ltd.	142,198	4,542,827
ICICI Bank Ltd. ADR	178,396	3,849,786
ICICI Bank Ltd.	603	6,437
ICICI Lombard General Insurance Co. Ltd. (b)	2,074	26,990
ICICI Prudential Life Insurance Co. Ltd. (b)	10,139	53,753
IDFC First Bank Ltd. (a)	101,933	68,280
IDFC Ltd.	144,274	137,897
IIFL Finance Ltd.	95,463	566,976
India Cements Ltd.	32,542	73,275
Indiabulls Housing Finance Ltd. (a)	37,923	44,922
Indiabulls Real Estate Ltd. (a)	29,432	17,513
IndiaMart InterMesh Ltd. (b)	366	22,355
Indian Hotels Co. Ltd.	237,540	937,500
Indian Oil Corp. Ltd.	288,940	273,883
Indus Towers Ltd.	64,750	112,667
Infibeam Avenues Ltd. (a)	810,127	139,486
Info Edge India Ltd.	2,884	130,669
Infosys Ltd. ADR (c)	294,300	5,132,592
InterGlobe Aviation Ltd. (a)(b)	6,541	152,071
IOL Chemicals & Pharmaceuticals Ltd.	1,895	6,522
Ipca Laboratories Ltd.	25,163	248,117
ITC Ltd. GDR	191,979	894,622
Jaiprakash Power Ventures Ltd. (a)	1,336,009	90,224
Jindal Steel & Power Ltd.	53,100	352,912
Johnson Controls-Hitachi Air Conditioning India Ltd. (a)	2,350	29,068
JSW Energy Ltd.	50,797	148,869
JSW Steel Ltd.	128,800	1,078,420
Jubilant Foodworks Ltd.	42,323	226,646
Jubilant Ingrevia Ltd.	9,745	42,682
Jubilant Pharmova Ltd.	9,139	31,009
Just Dial Ltd. (a)	662	4,794
Karnataka Bank Ltd.	55,877	92,264
Kaveri Seed Co. Ltd.	10,717	62,327
Kotak Mahindra Bank Ltd.	74,357	1,567,846
Larsen & Toubro Ltd. GDR	43,880	1,162,820
Laurus Labs Ltd. (b)	82,615	294,492
Lemon Tree Hotels Ltd. (a)(b)	283,260	266,259
LIC Housing Finance Ltd.	35,224	140,905
LTIMindtree Ltd. (b)	7,864	455,448
Lupin Ltd.	22,363	176,439
Mahindra & Mahindra Financial Services Ltd.	70,831	199,653
Security Description	Shares	Value
Mahindra & Mahindra Ltd.	99,138	$ 1,397,757
MakeMyTrip Ltd. (a)(c)	10,074	246,511
Manappuram Finance Ltd.	58,168	87,554
Marico Ltd.	47,452	277,035
Marksans Pharma Ltd.	225,231	192,940
Maruti Suzuki India Ltd.	7,409	747,562
Max Financial Services Ltd. (a)	13,767	106,374
Meghmani Finechem Ltd.	1,782	20,462
Motherson Sumi Wiring India Ltd.	130,981	76,900
Muthoot Finance Ltd.	9,419	112,313
Natco Pharma Ltd.	8,861	60,741
Navin Fluorine International Ltd.	5,212	270,841
NCC Ltd.	79,198	102,247
Nestle India Ltd.	1,954	468,501
NOCIL Ltd.	13,091	32,918
NTPC Ltd.	131,976	281,191
Oberoi Realty Ltd.	307	3,148
Oil & Natural Gas Corp. Ltd.	308,949	567,843
Olectra Greentech Ltd.	14,173	106,794
One 97 Communications Ltd. (a)	10,970	85,002
Page Industries Ltd.	705	325,152
PI Industries Ltd.	8,048	296,743
Piramal Enterprises Ltd.	4,332	35,757
Piramal Pharma Ltd. (a)	18,272	15,219
PNB Housing Finance Ltd. (a)(b)	37,923	236,792
Power Finance Corp. Ltd.	73,706	136,098
Power Grid Corp. of India Ltd.	99,692	273,787
Rajesh Exports Ltd.	23,945	177,761
RattanIndia Enterprises Ltd. (a)	208,210	89,053
RattanIndia Power Ltd. (a)	1,423,985	51,115
Raymond Ltd.	8,268	122,945
RBL Bank Ltd. (a)(b)	49,695	85,322
REC Ltd.	88,025	123,658
Reliance Industries Ltd. GDR (b)	121,481	6,845,454
Reliance Infrastructure Ltd. (a)	69,006	121,122
Reliance Power Ltd. (a)	481,382	58,282
Religare Enterprises Ltd. (a)	38,460	67,858
Route Mobile Ltd.	5,387	89,534
Samvardhana Motherson International Ltd.	128,012	104,519
SBI Life Insurance Co. Ltd. (b)	16,827	225,452
Sequent Scientific Ltd. (a)	97,254	85,914
Shilpa Medicare Ltd.	11,522	32,085
Shree Renuka Sugars Ltd. (a)	216,954	116,420
Shriram Finance Ltd.	17,375	266,262
Siemens Ltd.	24,616	996,576
Solara Active Pharma Sciences Ltd. (a)	1,120	4,463
South Indian Bank Ltd. (a)	465,364	82,957
SpiceJet Ltd. (a)	57,157	21,039
State Bank of India	148,808	948,355
Steel Authority of India Ltd.	191,427	192,632

See accompanying notes to financial statements.
146

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Strides Pharma Science Ltd. (a)	12,981	$ 45,230
Subex Ltd. (a)	105,925	36,605
Sun Pharma Advanced Research Co. Ltd. (a)	23,912	52,184
Sun Pharmaceutical Industries Ltd.	101,125	1,209,698
Suzlon Energy Ltd. (a)	916,678	88,118
Tarsons Products Ltd. (a)	9,813	63,541
Tata Communications Ltd.	2,702	40,950
Tata Consultancy Services Ltd.	76,668	2,990,782
Tata Consumer Products Ltd.	14,003	120,780
Tata Elxsi Ltd.	1,316	95,424
Tata Motors Ltd. (a)	138,621	709,783
Tata Steel Ltd.	317,678	403,947
Tata Teleservices Maharashtra Ltd. (a)	180,086	121,507
TCI Express Ltd.	969	17,603
Tech Mahindra Ltd.	42,497	569,772
Thyrocare Technologies Ltd. (b)	32,329	169,095
Titan Co. Ltd.	14,876	455,226
Torrent Pharmaceuticals Ltd.	13,469	251,926
Trent Ltd.	5,363	89,725
TVS Motor Co. Ltd.	32,975	432,217
Ujjivan Financial Services Ltd.	16,004	49,901
UltraTech Cement Ltd.	5,704	529,027
United Breweries Ltd.	6,508	112,802
United Spirits Ltd. (a)	41,596	382,795
UPL Ltd.	37,077	323,771
Vakrangee Ltd.	149,331	29,073
Vedanta Ltd.	52,140	174,123
V-Mart Retail Ltd.	2,732	71,882
Vodafone Idea Ltd. (a)	669,882	47,277
Wipro Ltd. ADR	207,570	931,989
WNS Holdings Ltd. ADR (a)	8,050	750,018
Wockhardt Ltd. (a)	24,809	46,459
Yes Bank Ltd. (a)	162,974	29,845
Zee Entertainment Enterprises Ltd.	67,307	173,832
Zomato Ltd. (a)	181,613	112,704
Zydus Lifesciences Ltd.	22,873	136,808
		82,774,254
INDONESIA — 3.1%
Ace Hardware Indonesia Tbk PT	1,896,400	60,454
Adaro Energy Indonesia Tbk PT	1,600,300	309,505
Adaro Minerals Indonesia Tbk PT (a)	635,200	54,647
AKR Corporindo Tbk PT	516,500	53,391
Astra International Tbk PT	2,015,451	806,476
Bank Central Asia Tbk PT	4,981,575	2,906,985
Bank Jago Tbk PT (a)	126,900	20,481
Bank Mandiri Persero Tbk PT	2,010,740	1,384,567
Security Description	Shares	Value
Bank MNC Internasional Tbk PT (a)	3,196,000	$ 18,117
Bank Negara Indonesia Persero Tbk PT	442,600	275,989
Bank Rakyat Indonesia Persero Tbk PT	6,118,431	1,930,053
Barito Pacific Tbk PT	1,579,903	86,927
Berkah Beton Sadaya Tbk PT	1,278,500	50,732
Chandra Asri Petrochemical Tbk PT	492,212	76,813
Charoen Pokphand Indonesia Tbk PT	460,900	153,382
Ciputra Development Tbk PT	731,596	48,547
Elang Mahkota Teknologi Tbk PT	821,900	43,303
GoTo Gojek Tokopedia Tbk PT (a)	54,514,900	396,287
Gudang Garam Tbk PT	1,900	3,295
Indah Kiat Pulp & Paper Tbk PT	174,800	87,432
Indocement Tunggal Prakarsa Tbk PT	225,625	158,372
Kalbe Farma Tbk PT	804,400	112,657
Lippo Karawaci Tbk PT (a)	3,204,910	19,664
Matahari Department Store Tbk PT	16,200	5,326
Media Nusantara Citra Tbk PT (a)	331,400	13,040
Pabrik Kertas Tjiwi Kimia Tbk PT	63,400	28,435
Pakuwon Jati Tbk PT	1,816,100	54,987
Perusahaan Gas Negara Tbk PT	1,269,540	116,841
PP Persero Tbk PT (a)	619,776	23,973
Semen Indonesia Persero Tbk PT	491,761	206,615
Summarecon Agung Tbk PT	779,127	27,539
Telkom Indonesia Persero Tbk PT	4,554,094	1,233,094
Tower Bersama Infrastructure Tbk PT	767,400	110,546
Transcoal Pacific Tbk PT	71,900	40,878
Unilever Indonesia Tbk PT	264,600	76,762
United Tractors Tbk PT	150,445	291,970
Wijaya Karya Persero Tbk PT (a)	586,257	20,136
		11,308,218
MALAYSIA — 3.0%
AEON Credit Service M Bhd	51,150	132,381
Alliance Bank Malaysia Bhd	535,410	412,554
AMMB Holdings Bhd	86,000	73,088
Astro Malaysia Holdings Bhd	156,800	24,697
Axiata Group Bhd	376,283	256,683
Bermaz Auto Bhd	208,080	108,933
British American Tobacco Malaysia Bhd	4,300	10,583
Bursa Malaysia Bhd	269,451	390,208

See accompanying notes to financial statements.
147

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Cahya Mata Sarawak Bhd	203,400	$ 52,550
Carlsberg Brewery Malaysia Bhd Class B	48,703	237,748
CELCOMDIGI Bhd	160,400	157,765
CIMB Group Holdings Bhd	436,664	525,481
Datasonic Group Bhd	395,600	37,655
Dayang Enterprise Holdings Bhd	130,250	39,555
Dialog Group Bhd	468,900	250,788
Eco World Development Group Bhd	168,700	28,101
Frontken Corp. Bhd	146,400	103,517
Gamuda Bhd	165,494	153,023
Genting Bhd	367,200	387,796
Genting Malaysia Bhd	407,000	244,431
Globetronics Technology Bhd	104,900	27,339
Hartalega Holdings Bhd	80,100	34,491
Hibiscus Petroleum Bhd	196,600	44,110
Hong Leong Bank Bhd	41,400	189,713
IHH Healthcare Bhd	104,900	136,697
IJM Corp. Bhd	782,780	283,841
Inari Amertron Bhd	471,512	262,871
IOI Corp. Bhd	519,896	448,907
IOI Properties Group Bhd	454,316	113,257
KNM Group Bhd (a)	755,600	7,706
Kuala Lumpur Kepong Bhd	41,396	194,948
Malayan Banking Bhd	353,829	687,210
Malaysia Airports Holdings Bhd (a)	105,800	162,806
Maxis Bhd	275,400	257,768
MISC Bhd	65,700	107,502
My EG Services Bhd	678,525	117,637
Padini Holdings Bhd	163,400	147,754
Pentamaster Corp. Bhd	271,675	301,690
Petronas Chemicals Group Bhd	108,500	173,846
PPB Group Bhd	94,520	354,731
Press Metal Aluminium Holdings Bhd	597,470	659,417
Public Bank Bhd	1,025,273	929,426
RHB Bank Bhd	222,554	281,439
Sapura Energy Bhd (a)	964,500	7,650
Sime Darby Bhd	286,288	139,494
Sime Darby Plantation Bhd	273,699	264,860
Sime Darby Property Bhd	319,288	35,095
Supermax Corp. Bhd	148,134	31,054
Telekom Malaysia Bhd	110,644	122,868
Tenaga Nasional Bhd	192,950	403,610
Top Glove Corp. Bhd (a)	349,600	74,476
Velesto Energy Bhd (a)	719,700	34,252
Yinson Holdings Bhd	309,220	180,101
YTL Corp. Bhd	348,310	48,546
		10,894,649
PAKISTAN — 0.0% (f)
Fauji Fertilizer Co. Ltd.	11,248	3,961
Habib Bank Ltd.	71,755	18,523
Security Description	Shares	Value
Lucky Cement Ltd. (a)	28,507	$ 40,413
Millat Tractors Ltd.	42,641	81,078
United Bank Ltd.	74,993	28,151
		172,126
PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	93,670	83,392
Alliance Global Group, Inc.	623,200	141,686
Ayala Land, Inc.	970,651	473,140
Bank of the Philippine Islands	85,373	160,963
BDO Unibank, Inc.	187,434	443,029
Bloomberry Resorts Corp. (a)	367,600	66,265
Cebu Air, Inc. (a)	50,530	38,572
D&L Industries, Inc.	1,264,300	190,930
Globe Telecom, Inc.	2,019	69,225
GT Capital Holdings, Inc.	6,364	60,403
JG Summit Holdings, Inc.	282,572	248,969
Jollibee Foods Corp.	35,420	145,941
LT Group, Inc.	435,800	79,360
Metro Pacific Investments Corp.	1,045,000	70,737
Metropolitan Bank & Trust Co.	74,880	80,575
PLDT, Inc.	14,519	379,233
Puregold Price Club, Inc.	265,050	152,599
SM Investments Corp.	26,215	428,679
SM Prime Holdings, Inc.	822,000	495,937
Universal Robina Corp.	75,090	198,896
		4,008,531
TAIWAN — 22.0%
Accton Technology Corp.	31,000	324,789
Acer, Inc.	534,395	494,071
Advantech Co. Ltd.	41,082	500,580
ASE Technology Holding Co. Ltd.	343,043	1,267,504
Asia Cement Corp.	404,687	575,513
Asustek Computer, Inc.	98,737	883,680
AUO Corp. ADR	90,637	563,762
Bank of Kaohsiung Co. Ltd.	252,392	101,960
Catcher Technology Co. Ltd.	80,539	502,583
Cathay Financial Holding Co. Ltd.	965,838	1,325,955
Center Laboratories, Inc.	62,666	94,984
Chailease Holding Co. Ltd.	96,274	706,700
Chang Hwa Commercial Bank Ltd.	511,258	291,332
Cheng Shin Rubber Industry Co. Ltd.	103,000	123,644
China Development Financial Holding Corp.	1,994,559	822,127
China Steel Chemical Corp.	18,877	71,608
China Steel Corp.	1,204,216	1,222,113
Chroma ATE, Inc.	17,000	99,105
Chunghwa Telecom Co. Ltd.	222,074	871,594
Compal Electronics, Inc.	744,029	617,021
Compeq Manufacturing Co. Ltd.	43,000	65,459

See accompanying notes to financial statements.
148

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CTBC Financial Holding Co. Ltd.	1,835,570	$ 1,317,258
Delta Electronics, Inc.	191,986	1,897,948
E.Sun Financial Holding Co. Ltd.	839,823	697,841
Eclat Textile Co. Ltd.	30,365	493,659
eCloudvalley Digital Technology Co. Ltd.	14,311	60,868
EirGenix, Inc. (a)	19,000	72,699
Elite Material Co. Ltd.	17,000	101,618
Elite Semiconductor Microelectronics Technology, Inc.	18,000	49,245
eMemory Technology, Inc. (a)	3,318	202,693
ENNOSTAR, Inc.	89,585	156,529
Evergreen Marine Corp. Taiwan Ltd.	66,465	345,996
Everlight Electronics Co. Ltd.	125,996	165,732
Far Eastern New Century Corp.	663,352	681,925
Far EasTone Telecommunications Co. Ltd.	92,000	227,224
Feng TAY Enterprise Co. Ltd.	47,830	303,184
Firich Enterprises Co. Ltd.	32,784	30,956
First Financial Holding Co. Ltd.	637,701	553,976
FocalTech Systems Co. Ltd.	20,000	50,907
Formosa Chemicals & Fibre Corp.	450,182	1,021,679
Formosa Petrochemical Corp.	157,000	438,295
Formosa Plastics Corp.	448,663	1,352,731
Foxconn Technology Co. Ltd.	180,519	331,423
Fubon Financial Holding Co. Ltd.	685,478	1,272,009
Genius Electronic Optical Co. Ltd.	6,475	81,981
Giant Manufacturing Co. Ltd.	40,305	232,981
Globalwafers Co. Ltd.	15,884	270,233
Himax Technologies, Inc. ADR (c)	15,928	129,495
Hiwin Technologies Corp.	31,745	261,175
Holy Stone Enterprise Co. Ltd.	14,000	46,211
Hon Hai Precision Industry Co. Ltd.	927,765	3,168,981
Hotai Motor Co. Ltd.	32,000	674,735
HTC Corp. (a)	90,710	186,500
Hua Nan Financial Holdings Co. Ltd.	781,909	573,961
Innolux Corp.	688,531	327,899
Inventec Corp.	292,000	306,409
ITEQ Corp.	17,267	44,405
King Yuan Electronics Co. Ltd.	274,898	437,887
Largan Precision Co. Ltd.	6,142	438,750
Lite-On Technology Corp.	413,394	995,214
Macronix International Co. Ltd.	207,673	239,065
Makalot Industrial Co. Ltd.	39,069	277,162
MediaTek, Inc. (a)	125,601	3,246,506
Security Description	Shares	Value
Medigen Biotechnology Corp. (a)	14,000	$ 14,967
Medigen Vaccine Biologics Corp. (a)	25,467	48,429
Mega Financial Holding Co. Ltd.	776,937	842,070
Merry Electronics Co. Ltd.	34,809	100,834
Microbio Co. Ltd.	3,610	7,896
Micro-Star International Co. Ltd.	34,000	160,801
Motech Industries, Inc.	83,627	100,663
Nan Ya Plastics Corp.	627,704	1,597,736
Nanya Technology Corp.	55,000	120,125
Nien Made Enterprise Co. Ltd.	11,000	118,138
Novatek Microelectronics Corp.	59,599	844,633
Nuvoton Technology Corp.	20,000	98,202
O-Bank Co. Ltd.	688,281	218,821
Oneness Biotech Co. Ltd. (a)	16,000	140,307
PChome Online, Inc.	18,957	38,789
Pegatron Corp.	264,900	606,405
PharmaEssentia Corp. (a)	11,483	161,416
Phoenix Silicon International Corp.	18,479	37,507
Pou Chen Corp.	187,000	191,622
Powertech Technology, Inc.	175,518	524,580
President Chain Store Corp.	42,000	371,755
Promos Technologies, Inc. (a)(d)	2,232	—
Quanta Computer, Inc.	414,729	1,213,642
Radiant Opto-Electronics Corp.	39,000	141,539
RDC Semiconductor Co. Ltd. (a)	10,000	63,880
Realtek Semiconductor Corp.	57,825	735,929
RichWave Technology Corp. (a)	14,201	58,534
Ritek Corp. (a)	61,593	18,085
Senhwa Biosciences, Inc. (a)	1,000	1,780
Shanghai Commercial & Savings Bank Ltd.	316,332	487,783
Shin Kong Financial Holding Co. Ltd.	1,941,143	536,807
Silicon Motion Technology Corp. ADR	3,030	198,526
Simplo Technology Co. Ltd.	16,000	159,225
Sino-American Silicon Products, Inc.	26,000	133,213
SinoPac Financial Holdings Co. Ltd.	1,666,587	908,625
Sitronix Technology Corp.	10,000	78,003
Synnex Technology International Corp.	173,000	348,301
TA-I Technology Co. Ltd.	15,750	24,080
Taishin Financial Holding Co. Ltd.	948,579	517,166
Taiwan Cement Corp.	785,631	939,222
Taiwan Cooperative Financial Holding Co. Ltd.	243,983	209,145

See accompanying notes to financial statements.
149

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Taiwan FU Hsing Industrial Co. Ltd.	165,000	$ 238,172
Taiwan High Speed Rail Corp.	98,000	97,364
Taiwan Mobile Co. Ltd.	151,260	501,757
Taiwan Paiho Ltd.	20,000	38,755
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	238,664	22,200,525
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	455,144
Taiwan Surface Mounting Technology Corp.	20,000	63,848
Taiwan Union Technology Corp.	13,000	30,400
Teco Electric & Machinery Co. Ltd.	130,000	181,460
TPK Holding Co. Ltd.	23,000	25,872
Tripod Technology Corp.	126,361	464,814
Unimicron Technology Corp.	83,540	404,702
Uni-President Enterprises Corp.	389,893	920,710
United Integrated Services Co. Ltd.	61,755	428,974
United Microelectronics Corp. ADR (a)(c)	215,533	1,888,069
Vanguard International Semiconductor Corp.	19,000	60,468
Voltronic Power Technology Corp.	6,804	386,597
Walsin Lihwa Corp.	454,453	727,632
Walsin Technology Corp.	25,000	79,399
Win Semiconductors Corp.	25,000	149,848
Winbond Electronics Corp.	91,000	79,202
Wistron Corp.	622,976	856,279
Wiwynn Corp.	9,248	341,703
Yageo Corp.	21,596	375,213
Yang Ming Marine Transport Corp.	99,000	209,071
Yuanta Financial Holding Co. Ltd.	1,424,130	1,045,383
Zhen Ding Technology Holding Ltd.	49,000	183,463
		80,846,034
THAILAND — 3.4%
Advanced Info Service PCL	144,961	898,720
Airports of Thailand PCL (a)	315,200	654,458
Bangkok Bank PCL NVDR	25,300	112,091
Bangkok Dusit Medical Services PCL Class F	88,500	76,349
Bangkok Expressway & Metro PCL	1,668,007	431,697
Beauty Community PCL (a)	28,100	1,011
BEC World PCL	25,100	6,276
Bumrungrad Hospital PCL	32,300	213,476
Carabao Group PCL Class F	14,900	41,722
Central Plaza Hotel PCL (a)	43,700	71,566
Charoen Pokphand Foods PCL	212,500	131,744
Chularat Hospital PCL Class F	1,763,800	186,722
Security Description	Shares	Value
CP ALL PCL	610,354	$ 1,106,652
CPN Retail Growth Leasehold REIT	33,300	12,757
Delta Electronics Thailand PCL	26,800	895,031
Electricity Generating PCL	19,899	90,490
Energy Absolute PCL	208,000	462,290
Frasers Property Thailand Industrial Freehold & Leasehold REIT	65,587	21,674
Global Power Synergy PCL Class F	26,700	53,095
Gulf Energy Development PCL	240,900	371,618
Gunkul Engineering PCL	1,438,043	169,899
Hana Microelectronics PCL	93,900	137,987
Ichitan Group PCL	120,200	46,751
Indorama Ventures PCL	151,700	153,053
IRPC PCL	2,099,891	160,892
Jasmine International PCL (a)	561,125	35,116
Kasikornbank PCL	52,454	203,251
Kasikornbank PCL NVDR	80,800	313,087
KCE Electronics PCL (c)	234,270	310,008
Krungthai Card PCL	80,200	127,236
MC Group PCL	272,300	85,206
Mega Lifesciences PCL	207,900	253,833
Minor International PCL (a)	314,946	297,032
Muangthai Capital PCL	21,000	21,187
PTG Energy PCL	161,700	66,203
PTT Exploration & Production PCL	140,407	617,963
PTT Global Chemical PCL NVDR	70,700	94,591
PTT PCL	672,383	619,391
SCB X PCL	220,328	660,436
Siam Cement PCL NVDR	45,100	415,455
Srisawad Corp. PCL	222,731	343,590
Super Energy Corp. PCL NVDR	912,200	17,606
SVI PCL	719,440	210,393
Thai Beverage PCL	895,500	424,328
Thai Oil PCL	283,149	434,722
Thai Union Group PCL Class F	197,000	81,231
TMBThanachart Bank PCL	3,003,436	124,722
True Corp. PCL NVDR	753,156	185,013
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	60,900	20,125
		12,469,746
UNITED STATES — 0.1%
Ideanomics, Inc. (a)	51,959	5,612
JS Global Lifestyle Co. Ltd. (b)	68,000	69,819

See accompanying notes to financial statements.
150

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Legend Biotech Corp. ADR (a)(c)	5,768	$ 278,133
		353,564
TOTAL COMMON STOCKS (Cost $354,981,028)		366,664,678

RIGHTS — 0.0% (f)
THAILAND — 0.0% (f)
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust (expiring 05/31/23) (a)(d) (Cost $0)	3,757	—
WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Eco World Development Group Bhd (expiring 04/12/29) (a) (Cost $0)	38,320	999
TOTAL WARRANTS (Cost $0)		999
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g)(h)	265,250	265,276
State Street Navigator Securities Lending Portfolio II (i)(j)	5,876,657	5,876,657
TOTAL SHORT-TERM INVESTMENTS (Cost $6,142,006)		6,141,933
TOTAL INVESTMENTS — 101.6% (Cost $361,123,034)		372,807,610
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(5,996,548)
NET ASSETS — 100.0%		$ 366,811,062

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.3% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2023.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $89,684, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$355,524,000	$11,050,994	$89,684	$366,664,678
Rights	—	—	0(a)	0
Warrants	999	—	—	999
Short-Term Investments	6,141,933	—	—	6,141,933
TOTAL INVESTMENTS	$361,666,932	$11,050,994	$89,684	$372,807,610
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2023.
See accompanying notes to financial statements.
151

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Sector Breakdown as of March 31, 2023

% of Net Assets
Information Technology	21.1%
Financials	19.2
Consumer Discretionary	16.0
Communication Services	10.1
Industrials	7.3
Materials	6.3
Consumer Staples	6.1
Health Care	5.4
Energy	4.5
Utilities	2.1
Real Estate	1.8
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 8,059,143	$ 7,793,867	$73	$(73)	265,250	$ 265,276	$ 9,612
State Street Navigator Securities Lending Portfolio II	3,218,731	3,218,731	38,806,851	36,148,925	—	—	5,876,657	5,876,657	43,748
Total		$3,218,731	$46,865,994	$43,942,792	$73	$(73)		$6,141,933	$53,360
See accompanying notes to financial statements.
152

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
BRAZIL — 8.2%
Alupar Investimento SA	182,851	$ 969,387
Banco Bradesco SA Preference Shares	2,048,417	5,320,773
Banco do Brasil SA	749,964	5,784,940
Cia de Saneamento do Parana	284,959	1,017,821
Neoenergia SA	387,675	1,146,911
SLC Agricola SA	256,032	2,302,155
		16,541,987
CHINA — 37.2%
Agricultural Bank of China Ltd. Class H	19,607,000	7,268,374
Bank of China Ltd. Class H	18,922,000	7,255,488
Bank of Communications Co. Ltd. Class H	3,913,000	2,462,464
CGN Power Co. Ltd. Class H (a)	9,654,000	2,312,056
China Cinda Asset Management Co. Ltd. Class H	8,643,000	1,090,016
China CITIC Bank Corp. Ltd. Class H	4,501,000	2,264,849
China Construction Bank Corp. Class H	10,576,000	6,857,603
China Everbright Environment Group Ltd.	3,607,000	1,548,493
China Petroleum & Chemical Corp. Class H	10,816,000	6,393,192
China Resources Land Ltd.	1,136,000	5,180,772
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,179,000	429,549
CITIC Ltd.	3,347,000	3,914,096
CITIC Securities Co. Ltd. Class H	1,208,450	2,580,096
Far East Horizon Ltd. (b)	667,000	599,879
Genertec Universal Medical Group Co. Ltd. (a)	867,000	524,621
Guangdong Investment Ltd. (b)	2,592,000	2,651,451
Industrial & Commercial Bank of China Ltd. Class H	12,591,000	6,704,550
Jiangsu Expressway Co. Ltd. Class H	676,000	630,363
PetroChina Co. Ltd. Class H	11,250,000	6,664,055
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,159,300	2,162,071
Shenzhen Expressway Corp. Ltd. Class H	402,000	357,450
Shimao Group Holdings Ltd. (b)(c)(d)	13,993,500	1,969,798
Yuexiu Property Co. Ltd.	1,965,800	2,964,996
		74,786,282
KUWAIT — 0.8%
Mobile Telecommunications Co. KSCP	921,209	1,621,160
Security Description	Shares	Value
MALAYSIA — 1.2%
Kuala Lumpur Kepong Bhd	182,100	$ 857,572
MISC Bhd	492,600	806,022
Sime Darby Bhd	1,273,100	620,321
Westports Holdings Bhd	106,400	86,808
		2,370,723
MEXICO — 1.0%
Bolsa Mexicana de Valores SAB de CV	228,035	487,618
Megacable Holdings SAB de CV (b)	235,907	599,828
Orbia Advance Corp. SAB de CV	447,061	970,085
		2,057,531
PHILIPPINES — 0.6%
Globe Telecom, Inc.	15,465	530,245
PLDT, Inc.	27,255	711,893
		1,242,138
POLAND — 0.2%
Cyfrowy Polsat SA	101,898	395,950
QATAR — 0.2%
Qatar Electricity & Water Co. QSC	112,072	519,411
RUSSIA — 0.0% (e)
Federal Grid Co. Unified Energy System PJSC (c)(d)	767,865,898	—
Inter RAO UES PJSC (c)(d)	110,161,174	—
Magnit PJSC (c)(d)	138,660	—
Unipro PJSC (c)(d)	23,862,428	—
		—
SAUDI ARABIA — 0.4%
Arabian Cement Co.	37,591	363,522
Saudi Cement Co.	25,056	373,801
		737,323
SOUTH AFRICA — 3.0%
AECI Ltd.	32,652	172,770
AVI Ltd.	216,159	855,255
Equites Property Fund Ltd. REIT	206,561	178,940
JSE Ltd.	17,849	98,548
Sanlam Ltd.	708,806	2,251,960
Vodacom Group Ltd.	370,792	2,550,455
		6,107,928
TAIWAN — 41.5%
Acer, Inc.	2,193,000	2,027,521
ASE Technology Holding Co. Ltd.	2,641,000	9,758,190
Asia Cement Corp.	1,170,000	1,663,880
Cathay Financial Holding Co. Ltd.	2,497,000	3,428,019
Chicony Electronics Co. Ltd.	556,000	1,740,268
ChipMOS Technologies, Inc.	838,000	1,055,499

See accompanying notes to financial statements.
153

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Cleanaway Co. Ltd.	69,000	$ 426,045
Compal Electronics, Inc.	2,758,000	2,287,199
Elan Microelectronics Corp.	615,000	2,015,831
Eternal Materials Co. Ltd.	517,150	532,479
Farglory Land Development Co. Ltd.	268,000	499,076
Fubon Financial Holding Co. Ltd.	1,192,000	2,211,939
General Interface Solution Holding Ltd.	480,000	1,292,717
Getac Holdings Corp.	361,000	634,321
Global Mixed Mode Technology, Inc.	163,000	966,303
Great Wall Enterprise Co. Ltd.	264,900	444,581
Huaku Development Co. Ltd.	130,000	397,077
Inventec Corp.	2,990,000	3,137,548
ITEQ Corp.	446,000	1,146,951
King Yuan Electronics Co. Ltd.	1,176,000	1,873,257
King's Town Bank Co. Ltd.	718,000	831,251
Lite-On Technology Corp.	1,815,000	4,369,472
Pegatron Corp.	980,000	2,243,403
Powertech Technology, Inc.	608,000	1,817,161
Quanta Computer, Inc.	2,448,000	7,163,701
Radiant Opto-Electronics Corp.	402,000	1,458,938
Simplo Technology Co. Ltd.	177,000	1,761,425
Sporton International, Inc.	97,000	860,169
Standard Foods Corp.	133,000	178,440
Sunny Friend Environmental Technology Co. Ltd.	71,000	384,761
Supreme Electronics Co. Ltd.	292,000	427,247
Synnex Technology International Corp.	1,026,000	2,065,647
Taiwan Hon Chuan Enterprise Co. Ltd.	343,000	1,094,986
Taiwan PCB Techvest Co. Ltd.	116,000	157,727
Taiwan Union Technology Corp.	851,000	1,990,022
Teco Electric & Machinery Co. Ltd.	1,053,000	1,469,825
Topco Scientific Co. Ltd.	115,000	713,852
Tripod Technology Corp.	432,000	1,589,096
Visual Photonics Epitaxy Co. Ltd.	406,000	1,230,768
Wah Lee Industrial Corp.	56,000	161,117
Wistron Corp.	1,920,000	2,639,034
WPG Holdings Ltd.	897,000	1,478,919
WT Microelectronics Co. Ltd.	527,000	1,170,053
Yuanta Financial Holding Co. Ltd.	3,614,000	2,652,858
Zhen Ding Technology Holding Ltd.	1,619,000	6,061,779
		83,510,352
THAILAND — 3.5%
Ratch Group PCL NVDR	465,400	523,992
Ratch Group PCL	476,600	536,602
Security Description	Shares	Value
Siam Cement PCL NVDR	462,300	$ 4,258,649
Supalai PCL NVDR	2,320,000	1,506,185
Thai Vegetable Oil PCL NVDR	192,360	149,072
		6,974,500
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi National Oil Co. for Distribution PJSC	2,305,671	2,624,290
TOTAL COMMON STOCKS (Cost $225,883,704)		199,489,575

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f)(g)	93,691	93,701
State Street Navigator Securities Lending Portfolio II (h)(i)	672,623	672,623
TOTAL SHORT-TERM INVESTMENTS (Cost $766,335)		766,324
TOTAL INVESTMENTS — 99.5% (Cost $226,650,039)		200,255,899
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		957,023
NET ASSETS — 100.0%		$ 201,212,922
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $1,969,798, representing 1.00% of the Fund's net assets.
(d)	Non-income producing security.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
154

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	33	06/16/2023	$1,606,197	$1,642,487	$36,290

During the period ended March 31, 2023, average notional value related to futures contracts was $1,070,193.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$196,983,175	$536,602	$1,969,798	$199,489,575
Short-Term Investments	766,324	—	—	766,324
TOTAL INVESTMENTS	$197,749,499	$536,602	$1,969,798	$200,255,899
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 36,290	$ —	$ —	$ 36,290
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$197,785,789	$536,602	$1,969,798	$200,292,189
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions for the period ended March 31, 2023.
	Beginning Value at September 30, 2022*	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized depreciation**	Transfers out of Level 3	Ending Value at March 31, 2023
Common Stocks	$ 3,939,621	$0	$0	$0	$0	$(1,969,823)	$—	$1,969,798
Change in net unrealized appreciation (depreciation) on investments still held as of September 30, 2022	$(1,969,823)

*	Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
**	Net unrealized depreciation is included in the related amounts on investments in the Fund's Statement of Operations.
Type of Investment	Fair Value as of March 31, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input
Common Stocks	$1,969,798	Estimated Recovery Value	Estimated Recovery Value Percentage	0% - 25%	Increase

See accompanying notes to financial statements.
155

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Sector Breakdown as of March 31, 2023

% of Net Assets
Information Technology	33.0%
Financials	30.3
Energy	6.5
Real Estate	6.3
Industrials	5.5
Utilities	4.8
Materials	4.7
Communication Services	3.2
Consumer Staples	2.4
Consumer Discretionary	1.3
Health Care	1.1
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$ 3,235,866	$ 3,142,250	$96	$(11)	93,691	$ 93,701	$ 7,290
State Street Navigator Securities Lending Portfolio II	—	—	8,366,296	7,693,673	—	—	672,623	672,623	4,762
Total		$—	$11,602,162	$10,835,923	$96	$(11)		$766,324	$12,052
See accompanying notes to financial statements.
156

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BELGIUM — 0.0% (a)
Cenergy Holdings SA (b)	24,785	$ 105,287
Citicore Energy REIT Corp.	1,396,000	64,966
		170,253
BRAZIL — 4.4%
3R Petroleum Oleo E Gas SA (b)	126,598	735,830
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (b)	190,779	44,400
AES Brasil Energia SA	118,103	231,536
Afya Ltd. Class A (b)	26,753	298,563
Agrogalaxy Participacoes SA	33,000	52,134
Aliansce Sonae Shopping Centers SA	310,719	1,078,578
Alliar Medicos A Frente SA (b)	6,200	27,550
Alupar Investimento SA	105,210	557,772
Ambipar Participacoes e Empreendimentos SA	31,205	130,599
Anima Holding SA (b)	201,415	99,709
Arco Platform Ltd. Class A (b)(c)	23,354	255,960
Arezzo Industria e Comercio SA	51,935	650,538
Armac Locacao Logistica E Servicos SA	68,178	154,771
Azul SA Preference Shares (b)	204,801	485,924
Banco ABC Brasil SA Preference Shares	24,917	82,709
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	162,693	320,878
Banco Modal SA	249,756	78,815
Banco Pan SA Preference Shares	223,624	224,936
Bemobi Mobile Tech SA	44,830	121,751
Blau Farmaceutica SA	24,456	116,245
Boa Vista Servicos SA	147,299	219,340
Bradespar SA Preference Shares	195,230	1,032,704
Bradespar SA	46,607	225,670
BrasilAgro - Co. Brasileira de Propriedades Agricolas	35,273	167,660
Camil Alimentos SA	132,033	177,077
CI&T, Inc. Class A (b)(c)	11,483	63,271
Cia Brasileira de Aluminio	161,679	241,709
Cia Brasileira de Distribuicao	112,325	326,325
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	38,623	403,884
Cia de Saneamento de Minas Gerais Copasa MG	149,564	464,009
Cia de Saneamento do Parana	180,949	646,317
Cia Energetica do Ceara Class A, Preference Shares	7,148	62,863
CM Hospitalar SA	89,464	275,790
Security Description	Shares	Value
Cogna Educacao SA (b)	1,121,693	$ 413,701
Cury Construtora e Incorporadora SA	136,512	345,436
CVC Brasil Operadora e Agencia de Viagens SA (b)	163,068	100,023
Cyrela Brazil Realty SA Empreendimentos e Participacoes	196,634	546,049
Dexco SA	224,103	259,894
Dimed SA Distribuidora da Medicamentos	34,300	65,214
Direcional Engenharia SA	118,117	372,271
EcoRodovias Infraestrutura e Logistica SA	181,896	185,833
Eletromidia SA (b)	48,808	158,835
Enauta Participacoes SA	77,433	173,032
Even Construtora e Incorporadora SA	88,935	77,354
Ez Tec Empreendimentos e Participacoes SA	79,320	190,546
Fleury SA	159,699	457,340
Fras-Le SA	50,705	92,905
Gafisa SA (b)	58,271	68,841
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	147,674	194,559
GPS Participacoes e Empreendimentos SA (b)(d)	269,184	642,400
Grendene SA	106,595	151,160
GRUPO DE MODA SOMA SA	358,052	572,714
Grupo SBF SA	60,529	99,086
Guararapes Confeccoes SA	67,787	57,489
Hidrovias do Brasil SA (b)	288,295	122,249
Hospital Mater Dei SA	65,555	101,495
Iguatemi SA	153,697	584,748
Infracommerce CXAAS SA (b)	161,531	54,797
Instituto Hermes Pardini SA	53,165	207,512
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	62,590	282,197
Inter & Co., Inc. BDR (b)	145,583	250,092
International Meal Co. Alimentacao SA Class A (b)	243,263	93,078
Iochpe Maxion SA	43,849	103,779
Irani Papel e Embalagem SA	115,952	197,132
IRB-Brasil Resseguros SA (b)	49,756	218,248
Jalles Machado SA	87,467	116,617
JHSF Participacoes SA	252,387	184,179
Kepler Weber SA	41,031	143,480
Lavvi Empreendimentos Imobiliarios Ltda	91,930	92,469
Light SA	213,525	102,756
Locaweb Servicos de Internet SA (b)(d)	315,421	297,987
LOG Commercial Properties e Participacoes SA	36,864	114,949
Log-in Logistica Intermodal SA (b)	11,994	90,152

See accompanying notes to financial statements.
157

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Lojas Quero Quero SA (b)	139,840	$ 113,907
Mahle Metal Leve SA	14,609	87,938
Marcopolo SA Preference Shares	280,900	176,177
Marfrig Global Foods SA	208,413	272,938
Meliuz SA (b)(d)	432,262	86,107
Mills Estruturas e Servicos de Engenharia SA	130,570	249,539
Minerva SA	170,562	354,563
Movida Participacoes SA	130,102	207,588
MPM Corporeos SA (b)	144,931	28,870
MRV Engenharia e Participacoes SA	210,633	265,044
Multilaser Industrial SA	91,425	24,703
Nexa Resources SA (c)	30,910	194,115
Odontoprev SA	203,140	440,716
Omega Energia SA (b)	157,537	296,727
Oncoclinicas do Brasil Servicos Medicos SA (b)	91,843	147,268
Orizon Valorizacao de Residuos SA (b)	40,574	293,367
Pet Center Comercio e Participacoes SA	236,624	289,348
Petroreconcavo SA	105,760	424,062
Portobello SA	50,624	60,107
Positivo Tecnologia SA	61,010	91,330
Qualicorp Consultoria e Corretora de Seguros SA	68,203	49,502
Randon SA Implementos e Participacoes Preference Shares	112,084	166,018
Romi SA	39,391	141,940
Santos Brasil Participacoes SA	472,498	756,705
Schulz SA Preference Shares	194,263	169,732
Sequoia Logistica e Transportes SA (b)	72,432	29,143
Sinqia SA	51,764	160,695
Sitios Latinoamerica SAB de CV (b)(c)	817,640	337,815
SLC Agricola SA	78,760	708,184
Smartfit Escola de Ginastica e Danca SA (b)	134,117	352,866
Taurus Armas SA	24,300	77,545
Tegma Gestao Logistica SA	30,596	110,188
Terra Santa Propriedades Agricolas SA	14,800	77,032
Tres Tentos Agroindustrial SA	56,800	136,784
Tupy SA	58,849	281,115
Unifique Telecomunicacoes SA	51,600	34,093
Unipar Carbocloro SA	6,338	82,877
Unipar Carbocloro SA Class B, Preference Shares	33,208	458,798
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	14,100	26,753
Vasta Platform Ltd. (b)(c)	18,848	60,502
Security Description	Shares	Value
Via SA (b)	1,066,380	$ 395,403
Vinci Partners Investments Ltd. Class A (c)	22,804	185,397
Vitru Ltd. (b)(c)	7,453	169,630
Vittia Fertilizantes E Biologicos SA	26,000	59,433
Vivara Participacoes SA	76,505	333,467
VTEX Class A (b)	42,475	163,104
Vulcabras Azaleia SA	127,222	303,110
Wilson Sons Holdings Brasil SA	107,371	203,720
Wiz Co.	65,203	75,616
YDUQS Participacoes SA	171,930	239,062
Zamp SA (b)	133,595	122,522
		29,211,580
BRITISH VIRGIN ISLANDS — 0.0% (a)
SF Real Estate Investment Trust	406,000	152,057
CHILE — 0.9%
Aguas Andinas SA Class A	2,116,588	603,164
CAP SA	48,038	401,567
Colbun SA	5,224,401	693,847
Embotelladora Andina SA Class B, Preference Shares	299,604	776,854
Empresa Nacional de Telecomunicaciones SA	99,186	393,302
Engie Energia Chile SA (b)	347,825	256,928
Grupo Security SA	758,979	152,706
Inversiones Aguas Metropolitanas SA	409,366	279,604
Inversiones La Construccion SA	23,543	131,149
Parque Arauco SA	626,781	895,843
Plaza SA	272,911	360,413
Ripley Corp. SA	661,863	141,747
Salfacorp SA	296,732	125,181
SMU SA	1,646,941	303,532
SONDA SA	353,017	187,566
Vina Concha y Toro SA	383,871	493,743
		6,197,146
CHINA — 16.9%
111, Inc. ADR (b)	28,874	76,516
361 Degrees International Ltd. (b)	606,000	301,072
3SBio, Inc. (d)	547,500	545,411
5I5J Holding Group Co. Ltd. Class A	162,890	72,345
Acrobiosystems Co. Ltd. Class A	3,600	58,047
Advanced Technology & Materials Co. Ltd. Class A (b)	48,200	64,222
Aerospace Hi-Tech Holdings Group Ltd. Class A	36,538	52,887
Agora, Inc. ADR (b)	59,640	215,897
AK Medical Holdings Ltd. (c)(d)	400,739	467,617

See accompanying notes to financial statements.
158

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
A-Living Smart City Services Co. Ltd. (c)(d)	497,000	$ 431,158
Allmed Medical Products Co. Ltd. Class A	48,900	87,442
Alpha Group Class A (b)	117,100	107,938
Alphamab Oncology (b)(c)(d)	311,000	522,166
Amoy Diagnostics Co. Ltd. Class A	24,800	101,622
An Hui Wenergy Co. Ltd. Class A (b)	108,000	77,533
ANE Cayman, Inc. (b)	267,500	167,998
Anhui Construction Engineering Group Co. Ltd. Class A	245,400	215,837
Anhui Expressway Co. Ltd. Class A	95,800	124,575
Anhui Expressway Co. Ltd. Class H	254,000	255,943
Anhui Genuine New Materials Co. Ltd. Class A	28,580	39,537
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	51,800	64,040
Anhui Tatfook Technology Co. Ltd. Class A (b)	37,500	58,101
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	39,040	64,240
Antengene Corp. Ltd. (b)(c)(d)	357,080	132,371
Anton Oilfield Services Group (b)	792,000	39,852
Aoshikang Technology Co. Ltd. Class A	14,800	75,430
Aotecar New Energy Technology Co. Ltd. Class A (b)	119,300	47,947
ApicHope Pharmaceutical Co. Ltd. Class A	17,700	112,531
Archermind Technology Nanjing Co. Ltd. Class A	10,700	85,914
Archosaur Games, Inc. (b)(c)(d)	194,000	141,114
Arcsoft Corp. Ltd. Class A	30,488	159,559
Ascentage Pharma Group International (b)(c)(d)	130,719	372,177
Ascletis Pharma, Inc. (b)(c)(d)	308,000	98,090
Asia Cement China Holdings Corp.	392,270	168,402
AsiaInfo Technologies Ltd. (c)(d)	269,114	497,093
ATRenew, Inc. ADR (b)	43,777	133,520
Ausnutria Dairy Corp. Ltd. (b)(c)	213,000	103,923
AustAsia Group Ltd. (b)(c)	118,320	48,534
Bairong, Inc. (b)(c)(d)	186,365	294,862
Baozun, Inc. Class A (b)	142,941	262,940
BC Technology Group Ltd. (b)	197,026	57,979
Bear Electric Appliance Co. Ltd. Class A	13,645	139,881
Security Description	Shares	Value
Beibuwan Port Co. Ltd. Class A	123,600	$ 136,067
Beijing Capital Development Co. Ltd. Class A	243,200	161,489
Beijing Career International Co. Ltd. Class A	14,100	91,265
Beijing Certificate Authority Co. Ltd. Class A	18,700	99,800
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	10,382	46,639
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	76,250	184,361
Beijing Ctrowell Technology Corp. Ltd. Class A	36,600	52,816
Beijing eGOVA Co. Ltd. Class A	37,400	130,380
Beijing E-Hualu Information Technology Co. Ltd. Class A (b)	39,300	216,493
Beijing Enterprises Urban Resources Group Ltd.	1,072,000	76,474
Beijing Haixin Energy Technology Co. Ltd. Class A	144,700	84,283
Beijing Hezong Science & Technology Co. Ltd. Class A (b)	65,100	50,432
Beijing Highlander Digital Technology Co. Ltd. Class A (b)	42,100	93,797
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (b)	15,600	33,370
Beijing Jingneng Clean Energy Co. Ltd. Class H	1,424,000	339,223
Beijing North Star Co. Ltd. Class A	613,500	174,206
Beijing Orient Landscape & Environment Co. Ltd. Class A (b)	351,600	103,422
Beijing Orient National Communication Science & Technology Co. Ltd. Class A (b)	82,600	181,262
Beijing SL Pharmaceutical Co. Ltd. Class A	72,900	91,400
Beijing SPC Environment Protection Tech Co. Ltd. Class A	47,600	38,816
Beijing Strong Biotechnologies, Inc. Class A	43,900	134,373
Beijing SuperMap Software Co. Ltd. Class A	31,500	107,335
Beijing Tongtech Co. Ltd. Class A	34,200	122,611
Beijing Ultrapower Software Co. Ltd. Class A	78,800	108,091
Beijing VRV Software Corp. Ltd. Class A (b)	115,200	93,438
Beijing Water Business Doctor Co. Ltd. Class A	56,800	71,214

See accompanying notes to financial statements.
159

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Beijing Zuojiang Technology Co. Ltd. Class A	5,200	$ 123,426
Beken Corp. Class A	9,000	44,389
Bengang Steel Plates Co. Ltd. Class A	94,100	52,755
Bengang Steel Plates Co. Ltd. Class B	154,200	35,162
Bestway Marine & Energy Technology Co. Ltd. Class A (b)	116,500	76,170
Beyondsoft Corp. Class A	15,500	35,143
Biem.L.Fdlkk Garment Co. Ltd. Class A	26,200	122,849
Binjiang Service Group Co. Ltd.	77,784	263,080
Bit Digital, Inc. (b)(c)	60,539	93,230
Black Peony Group Co. Ltd. Class A	85,200	81,139
Blue Sail Medical Co. Ltd. Class A (b)	51,000	58,447
Bohai Leasing Co. Ltd. Class A (b)	290,300	88,773
Boshiwa International Holding Ltd. (b)(c)(e)	1,843,000	—
BrightGene Bio-Medical Technology Co. Ltd. Class A	27,691	91,614
Brii Biosciences Ltd. (b)(c)	269,500	148,312
B-Soft Co. Ltd. Class A	120,400	192,505
Burning Rock Biotech Ltd. ADR (b)(c)	43,253	121,541
C&D Property Management Group Co. Ltd.	393,000	252,823
Canaan, Inc. ADR (b)(c)	115,430	311,661
Cango, Inc. ADR (c)	43,710	49,829
Cangzhou Mingzhu Plastic Co. Ltd. Class A	93,300	60,322
CARsgen Therapeutics Holdings Ltd. (b)(c)(d)	264,500	427,920
Castech, Inc. Class A	11,900	40,271
Cayman Engley Industrial Co. Ltd.	43,313	103,704
Central China Management Co. Ltd. (c)	974,000	64,520
Central China New Life Ltd. (b)	347,000	119,793
Central China Real Estate Ltd.	750,000	21,019
CETC Digital Technology Co. Ltd. Class A	35,430	141,879
CGN Mining Co. Ltd. (b)	1,785,004	188,734
CGN New Energy Holdings Co. Ltd. (c)	884,000	280,404
CGN Nuclear Technology Development Co. Ltd. Class A	46,300	54,813
Changchun Faway Automobile Components Co. Ltd. Class A	9,700	12,331
Security Description	Shares	Value
Changsha Broad Homes Industrial Group Co. Ltd. Class H (b)(d)	76,200	$ 43,973
Chaoju Eye Care Holdings Ltd.	182,000	122,648
Chaowei Power Holdings Ltd.	231,000	50,320
Cheerwin Group Ltd. (c)(d)	373,470	86,113
Chen Lin Education Group Holdings Ltd. (b)	272,000	69,646
Cheng De Lolo Co. Ltd. Class A (b)	50,200	64,620
Chengdu ALD Aviation Manufacturing Corp. Class A	19,080	73,738
Chengdu Hongqi Chain Co. Ltd. Class A	45,700	40,727
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	54,000	144,528
Chengdu Leejun Industrial Co. Ltd. Class A	55,900	61,132
Chengdu Spaceon Electronics Co. Ltd. Class A	14,200	52,459
Chenguang Biotech Group Co. Ltd. Class A	18,900	50,778
Chengzhi Co. Ltd. Class A (b)	71,100	93,491
China Aircraft Leasing Group Holdings Ltd. (c)	137,000	86,913
China Aluminum International Engineering Corp. Ltd. Class A (b)	68,900	51,269
China Animal Healthcare Ltd. (b)(e)	1,059,700	—
China Aoyuan Group Ltd. (b)(e)	538,000	20,218
China BlueChemical Ltd. Class H	1,098,000	283,943
China CAMC Engineering Co. Ltd. Class A	125,700	194,573
China Chunlai Education Group Co. Ltd.	185,000	106,287
China Conch Environment Protection Holdings Ltd. (b)(c)	1,189,500	371,248
China Datang Corp. Renewable Power Co. Ltd. Class H	1,700,343	608,662
China Design Group Co. Ltd. Class A	31,320	41,868
China Development Bank Financial Leasing Co. Ltd. Class H (d)	280,000	38,879
China Dili Group (b)(c)	1,900,000	159,746
China Dongxiang Group Co. Ltd.	2,584,000	111,919
China East Education Holdings Ltd. (c)(d)	414,500	245,005
China Education Group Holdings Ltd. (c)	654,000	629,843
China Everbright Greentech Ltd. (c)(d)	355,000	72,809
China Everbright Ltd.	636,902	456,787

See accompanying notes to financial statements.
160

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
China Express Airlines Co. Ltd. Class A (b)	86,900	$ 147,295
China Foods Ltd.	716,000	267,248
China Forestry Holdings Co. Ltd. (b)(c)(e)	1,642,000	—
China Hanking Holdings Ltd.	795,891	80,097
China Harmony Auto Holding Ltd. (c)	494,000	61,672
China Harzone Industry Corp. Ltd. Class A	45,300	51,255
China High Speed Railway Technology Co. Ltd. Class A (b)	190,700	65,813
China Isotope & Radiation Corp.	58,203	123,080
China Kepei Education Group Ltd.	396,000	132,673
China Lilang Ltd.	243,000	120,417
China Modern Dairy Holdings Ltd. (c)	2,279,791	293,325
China National Accord Medicines Corp. Ltd. Class A	17,400	111,789
China National Accord Medicines Corp. Ltd. Class B	21,983	48,391
China New Higher Education Group Ltd. (d)	652,093	210,997
China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (b)	73,700	58,811
China Nonferrous Mining Corp. Ltd. (c)	833,746	394,040
China Oriental Group Co. Ltd. (c)	1,038,882	195,867
China Overseas Grand Oceans Group Ltd.	839,000	368,735
China Rare Earth Holdings Ltd. (b)(c)	1,292,400	74,087
China Renaissance Holdings Ltd. (b)(c)(d)	177,940	164,794
China Resources Medical Holdings Co. Ltd. (c)	549,500	476,003
China Risun Group Ltd. (c)	935,000	426,410
China Sanjiang Fine Chemicals Co. Ltd.	605,097	131,812
China SCE Group Holdings Ltd. (c)	1,740,307	161,839
China Shineway Pharmaceutical Group Ltd.	248,138	232,651
China South City Holdings Ltd. (b)(c)	3,048,000	201,907
China Testing & Certification International Group Co. Ltd. Class A	49,384	92,622
China Travel International Investment Hong Kong Ltd. (b)(c)	1,470,000	301,492
Security Description	Shares	Value
China Water Affairs Group Ltd. (c)	627,357	$ 512,278
China West Construction Group Co. Ltd. Class A	84,000	96,387
China XLX Fertiliser Ltd.	348,118	184,038
China Yongda Automobiles Services Holdings Ltd.	941,500	669,249
China Youran Dairy Group Ltd. (b)(d)	802,000	195,138
China Yuhua Education Corp. Ltd. (b)(c)(d)	1,248,653	209,966
China Yurun Food Group Ltd. (b)	1,009,000	41,774
China ZhengTong Auto Services Holdings Ltd. (b)	1,474,385	107,058
China Zhongwang Holdings Ltd. (b)(c)(e)	346,000	37,024
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	53,000	74,322
Chinese Universe Publishing & Media Group Co. Ltd. Class A	60,500	109,242
Chlitina Holding Ltd.	56,000	391,756
Chongqing Department Store Co. Ltd. Class A	20,100	79,378
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	55,568	155,603
Chongqing Sanfeng Environment Group Corp. Ltd. Class A	52,100	53,410
Chongqing Zaisheng Technology Corp. Ltd. Class A	47,880	36,604
Chongqing Zongshen Power Machinery Co. Ltd. Class A	37,500	40,245
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	54,400	62,818
Chutian Dragon Co. Ltd. Class A	28,800	91,467
CIFI Ever Sunshine Services Group Ltd. (c)	604,000	234,677
CITIC Resources Holdings Ltd.	1,400,000	82,930
CITIC Telecom International Holdings Ltd.	1,385,287	564,707
City Development Environment Co. Ltd. Class A	14,500	23,142
Client Service International, Inc. Class A (b)	33,950	81,868
Cloud Music, Inc. (b)(d)	45,650	384,684
Clover Biopharmaceuticals Ltd. (b)(c)	425,500	87,811
CMGE Technology Group Ltd. (b)(c)	993,338	292,309
CMST Development Co. Ltd. Class A	124,100	95,416

See accompanying notes to financial statements.
161

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CNFinance Holdings Ltd. ADR (b)(c)	12,600	$ 31,122
CoCreation Grass Co. Ltd. Class A	5,900	19,606
COFCO Joycome Foods Ltd. (b)(c)	1,979,236	521,917
Cofoe Medical Technology Co. Ltd. Class A	11,400	68,095
COL Digital Publishing Group Co. Ltd. Class A (b)	53,000	175,964
Confidence Intelligence Holdings Ltd. (b)(c)	36,229	108,688
Consun Pharmaceutical Group Ltd.	226,000	137,904
Contec Medical Systems Co. Ltd. Class A	26,400	93,570
COSCO SHIPPING International Hong Kong Co. Ltd.	324,000	103,185
CPMC Holdings Ltd. (c)	516,000	283,309
CQ Pharmaceutical Holding Co. Ltd. Class A	68,800	55,903
Crystal Clear Electronic Material Co. Ltd. Class A	32,300	109,826
CSPC Innovation Pharmaceutical Co. Ltd. Class A	22,700	67,664
CSSC Hong Kong Shipping Co. Ltd. (c)	1,304,321	220,988
CStone Pharmaceuticals (b)(c)(d)	434,500	196,495
CTS International Logistics Corp. Ltd. Class A	73,400	101,753
Dada Nexus Ltd. ADR (b)	61,988	525,038
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	109,000	82,219
Dalipal Holdings Ltd.	242,000	70,905
Dazhong Transportation Group Co. Ltd. Class B	426,735	101,990
DBG Technology Co. Ltd. Class A	57,900	97,381
DeHua TB New Decoration Materials Co. Ltd. Class A	29,700	52,201
Deppon Logistics Co. Ltd. Class A (b)	59,200	153,187
Dexin China Holdings Co. Ltd.	564,000	42,390
Dexin Services Group Ltd. REIT (b)	120,000	42,038
Digital China Group Co. Ltd. Class A	41,200	188,923
Digital China Information Service Co. Ltd. Class A	48,000	97,925
DingDong Cayman Ltd. ADR (b)(c)	82,719	319,295
Dongfang Electronics Co. Ltd. Class A	70,000	84,604
Dongguan Aohai Technology Co. Ltd. Class A	17,900	86,903
Security Description	Shares	Value
Dongguan Development Holdings Co. Ltd. Class A	66,100	$ 93,751
Dongjiang Environmental Co. Ltd. Class A	133,400	114,610
DouYu International Holdings Ltd. ADR (b)	119,327	141,999
Dynagreen Environmental Protection Group Co. Ltd. Class A	51,400	55,687
Dynagreen Environmental Protection Group Co. Ltd. Class H (c)	412,058	139,628
Eastern Communications Co. Ltd. Class A	56,000	89,945
Eastern Communications Co. Ltd. Class B	109,400	47,808
E-Commodities Holdings Ltd.	772,000	143,583
Edan Instruments, Inc. Class A	54,900	104,807
Edifier Technology Co. Ltd. Class A	46,100	97,137
Edvantage Group Holdings Ltd.	333,143	113,736
EEKA Fashion Holdings Ltd. (c)	178,104	240,499
EHang Holdings Ltd. ADR (b)	27,646	302,171
Emeren Group Ltd. ADR (b)(c)	41,952	186,686
Era Co. Ltd. Class A	72,000	50,430
Essex Bio-technology Ltd.	333,612	163,195
EVA Precision Industrial Holdings Ltd. (c)	951,189	119,960
Everest Medicines Ltd. (b)(c)(d)	130,500	256,679
Excellence Commercial Property & Facilities Management Group Ltd. (c)	276,784	104,368
Fanhua, Inc. ADR (c)	34,608	300,397
FAWER Automotive Parts Co. Ltd. Class A	131,500	92,105
FIH Mobile Ltd. (b)(c)	2,409,198	260,870
FinVolution Group ADR	121,482	506,580
Fire Rock Holdings Ltd. (b)(c)(e)	958,700	34,196
First Tractor Co. Ltd. Class A	37,500	59,630
First Tractor Co. Ltd. Class H (c)	254,000	129,104
Focus Lightings Tech Co. Ltd. Class A	42,300	66,031
Focused Photonics Hangzhou, Inc. Class A (b)	25,400	97,978
Foran Energy Group Co. Ltd. Class A	16,000	30,358
Fosun Tourism Group (b)(d)	167,993	215,289
Fu Shou Yuan International Group Ltd.	834,000	675,704
Fufeng Group Ltd.	765,000	441,461
Fujian Boss Software Development Co. Ltd. Class A	53,660	183,235

See accompanying notes to financial statements.
162

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Fujian Snowman Co. Ltd. Class A (b)	25,900	$ 33,491
Fujian Star-net Communication Co. Ltd. Class A	30,800	106,205
Fujian Yongfu Power Engineering Co. Ltd. Class A	11,300	67,629
Fulu Holdings Ltd.	133,500	89,284
Ganglong China Property Group Ltd. (b)(c)	371,992	24,642
Gansu Qilianshan Cement Group Co. Ltd. Class A	33,700	51,968
Gaotu Techedu, Inc. ADR (b)(c)	103,851	438,251
Genertec Universal Medical Group Co. Ltd. (d)	693,636	419,719
Genimous Technology Co. Ltd. Class A (b)	94,360	92,611
Genor Biopharma Holdings Ltd. (b)(c)(d)	284,000	95,873
GEPIC Energy Development Co. Ltd. Class A	76,100	56,516
Getein Biotech, Inc. Class A	47,750	93,243
Global New Material International Holdings Ltd.	403,000	232,561
Goke Microelectronics Co. Ltd. Class A	10,900	137,867
GoldenHome Living Co. Ltd. Class A	10,192	54,883
Goldenmax International Group Ltd. Class A	37,100	51,863
Goodbaby International Holdings Ltd. (b)	498,000	38,698
Greatview Aseptic Packaging Co. Ltd. (b)	689,725	141,460
Gree Real Estate Co. Ltd. Class A	112,800	140,604
Greentown Management Holdings Co. Ltd. (d)	655,904	614,966
GRG Metrology & Test Group Co. Ltd. Class A	36,300	106,934
Guangdong Advertising Group Co. Ltd. Class A	137,100	116,591
Guangdong Aofei Data Technology Co. Ltd. Class A	64,140	136,830
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	127,400	112,238
Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (b)	108,600	78,280
Guangdong Dongpeng Holdings Co. Ltd.	74,300	94,561
Guangdong Dowstone Technology Co. Ltd. Class A	27,700	61,997
Guangdong Golden Dragon Development, Inc. Class A	42,800	86,132
Guangdong Guanghua Sci-Tech Co. Ltd. Class A	18,800	52,836
Security Description	Shares	Value
Guangdong Highsun Group Co. Ltd. Class A (b)	208,000	$ 65,726
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (b)	120,800	66,493
Guangdong Hybribio Biotech Co. Ltd. Class A	32,250	80,821
Guangdong Shunkong Development Co. Ltd. Class A	27,200	73,750
Guangdong South New Media Co. Ltd. Class A	18,100	121,716
Guangdong Tapai Group Co. Ltd. Class A	26,500	28,170
Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	129,200	51,926
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	43,900	131,304
Guangxi Liugong Machinery Co. Ltd. Class A	101,520	100,082
Guangzhou Jet Biofiltration Co. Ltd. Class A	16,812	55,964
Guangzhou KDT Machinery Co. Ltd. Class A	27,360	69,841
Guangzhou Sie Consulting Co. Ltd. Class A	21,980	124,218
Guangzhou Zhiguang Electric Co. Ltd. Class A	40,900	48,420
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (b)	73,200	85,913
Guizhou Zhongyida Co. Ltd. Class B (b)	220,100	104,327
Haima Automobile Co. Ltd. Class A (b)	66,100	51,014
Hainan Development Holdings Nanhai Co. Ltd. Class A (b)	47,900	85,166
Hainan Meilan International Airport Co. Ltd. Class H (b)(c)	128,940	313,729
Hainan Poly Pharm Co. Ltd. Class A	27,500	110,123
Hainan Strait Shipping Co. Ltd. Class A	146,300	131,019
Haitong UniTrust International Leasing Co. Ltd. Class H (c)(d)	762,000	91,246
Hand Enterprise Solutions Co. Ltd. Class A (b)	102,400	210,994
Hangcha Group Co. Ltd. Class A	47,800	136,983
Hangxiao Steel Structure Co. Ltd. Class A	232,300	152,221
Hangzhou Dptech Technologies Co. Ltd. Class A	48,650	133,752
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	27,100	112,270

See accompanying notes to financial statements.
163

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hangzhou Haoyue Personal Care Co. Ltd. Class A	11,600	$ 77,634
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (b)	193,800	117,680
Hangzhou Onechance Tech Corp. Class A	19,500	98,163
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (b)(d)	108,000	156,842
Hangzhou Shunwang Technology Co. Ltd. Class A	58,200	131,107
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	259,536	371,949
Harbin Electric Co. Ltd. Class H (b)	520,000	240,460
HBIS Resources Co. Ltd. Class A	42,400	89,649
HBM Holdings Ltd. (b)(c)(d)	571,842	152,978
HC SemiTek Corp. Class A (b)	62,700	69,938
Health & Happiness H&H International Holdings Ltd.	153,000	256,106
Hefei Urban Construction Development Co. Ltd. Class A	33,800	33,666
Hello Group, Inc. ADR	104,234	948,529
Henan Lingrui Pharmaceutical Co. Class A	39,900	90,115
Henan Yuguang Gold & Lead Co. Ltd. Class A	67,600	60,539
Henan Yuneng Holdings Co. Ltd. Class A (b)	85,500	57,894
Hexing Electrical Co. Ltd. Class A	50,300	158,943
Holitech Technology Co. Ltd. Class A (b)	296,500	132,981
Holly Futures Co. Ltd. Class A	10,100	23,282
Hollysys Automation Technologies Ltd.	44,061	763,577
Hong Kong Aerospace Technology Group Ltd. (b)(c)	64,438	88,654
Hongda Xingye Co. Ltd. Class A (b)	148,100	60,600
Hope Education Group Co. Ltd. (b)(c)(d)	2,758,597	217,878
Hua Medicine (b)(d)	508,898	234,678
Huafon Microfibre Shanghai Technology Co. Ltd. Class T (b)	80,500	48,999
Huafu Fashion Co. Ltd. Class A	85,500	39,592
Huangshan Tourism Development Co. Ltd. Class B	321,361	265,123
Huapont Life Sciences Co. Ltd. Class A	95,400	78,073
Huazhong In-Vehicle Holdings Co. Ltd. (c)	353,687	110,387
Security Description	Shares	Value
Hunan Aihua Group Co. Ltd. Class A	23,100	$ 87,727
Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (b)	159,300	78,405
Hunan Kaimeite Gases Co. Ltd. Class A	31,900	65,172
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	147,500	131,449
HUYA, Inc. ADR (b)(c)	69,010	249,126
Hytera Communications Corp. Ltd. Class A (b)	77,200	75,769
HyUnion Holding Co. Ltd. Class A (b)	81,700	95,295
IAT Automobile Technology Co. Ltd. Class A (b)	20,100	34,977
iDreamSky Technology Holdings Ltd. (b)(d)	542,080	301,081
I-Mab ADR (b)(c)	42,362	146,573
Immunotech Biopharm Ltd. (b)	183,109	104,968
INESA Intelligent Tech, Inc. Class B	149,000	93,572
Ingdan, Inc. (b)(c)(d)	464,000	96,347
Inkeverse Group Ltd. (b)(c)	831,494	104,864
Inner Mongolia Xingye Mining Co. Ltd. Class A (b)	95,600	112,204
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A	15,300	27,448
Innuovo Technology Co. Ltd. Class A (b)	55,800	54,522
Intron Technology Holdings Ltd. (c)	253,172	179,640
Jacobio Pharmaceuticals Group Co. Ltd. (b)(c)(d)	334,990	309,814
Jenkem Technology Co. Ltd. Class A	3,932	84,740
JH Educational Technology, Inc. (b)	538,000	78,816
Jiajiayue Group Co. Ltd. Class A (b)	41,500	81,280
Jiangling Motors Corp. Ltd. Class A	19,900	40,975
Jiangsu Amer New Material Co. Ltd. Class A	41,100	65,175
Jiangsu Ankura Smart Transmission Engineering Technology Co. Ltd. Class A	9,600	49,836
Jiangsu Bioperfectus Technologies Co. Ltd. Class A	2,707	34,176
Jiangsu Huachang Chemical Co. Ltd. Class A	41,800	48,451
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	215,500	125,209

See accompanying notes to financial statements.
164

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Jiangsu Leike Defense Technology Co. Ltd. Class A (b)	52,600	$ 39,829
Jiangsu Shagang Co. Ltd. Class A	110,500	66,777
Jiangsu Sidike New Material Science & Technology Co. Ltd. Class A	15,800	62,765
Jiangsu Sopo Chemical Co. Class A	33,800	40,310
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	162,760	106,179
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b)	301,400	89,095
Jiangxi Fushine Pharmaceutical Co. Ltd. Class A (b)	31,900	61,038
Jiangxi Wannianqing Cement Co. Ltd. Class A	8,300	10,624
Jiangzhong Pharmaceutical Co. Ltd. Class A	21,500	62,584
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	57,100	45,399
Jilin Chemical Fibre Class A (b)	145,300	90,134
Jin Tong Ling Technology Group Co. Ltd. Class A	89,500	48,091
Jinchuan Group International Resources Co. Ltd. (c)	1,749,000	140,367
Jinghua Pharmaceutical Group Co. Ltd. Class A	41,800	65,129
Jinke Properties Group Co. Ltd. Class A (b)	285,000	65,987
Jinke Smart Services Group Co. Ltd. Class H (c)	131,500	201,020
Jinlei Technology Co. Ltd. Class A (b)	16,600	106,553
Jinneng Holding Shanxi Electric Power Co. Ltd. Class A (b)	190,500	87,104
Jinneng Science&Technology Co. Ltd. Class A	34,700	50,277
Jinxin Fertility Group Ltd. (d)	1,178,500	789,675
Jiuzhitang Co. Ltd. Class A	62,000	110,867
JNBY Design Ltd.	161,270	185,102
Jointo Energy Investment Co. Ltd. Hebei Class A (b)	110,600	82,459
Joyoung Co. Ltd. Class A	38,900	101,508
JOYY, Inc. ADR	34,559	1,077,550
JSTI Group Class A	41,900	36,852
Jushri Technologies, Inc. Class A	35,423	74,846
JW Cayman Therapeutics Co. Ltd. (b)(d)	242,350	112,686
Kama Co. Ltd. Class B (b)	168,400	67,865
Kandi Technologies Group, Inc. (b)	55,101	152,079
Kangji Medical Holdings Ltd. (c)	314,069	383,687
Security Description	Shares	Value
Keeson Technology Corp. Ltd. Class A	15,724	$ 27,018
Keshun Waterproof Technologies Co. Ltd. Class A (b)	69,000	118,260
Keymed Biosciences, Inc. (b)(d)	137,000	1,012,236
Kindstar Globalgene Technology, Inc. (b)(d)	342,500	86,825
Kinetic Development Group Ltd.	1,464,000	123,089
Kingsoft Cloud Holdings Ltd. (b)	1,367,895	749,298
Kintor Pharmaceutical Ltd. (b)(c)(d)	156,000	128,179
Konka Group Co. Ltd. Class A	82,900	61,445
Konka Group Co. Ltd. Class B	215,100	49,597
KPC Pharmaceuticals, Inc. Class A	36,100	108,868
KWG Group Holdings Ltd. (b)(c)	914,500	145,622
KWG Living Group Holdings Ltd. (c)	804,734	126,093
Lee & Man Chemical Co. Ltd.	126,000	83,144
Lee & Man Paper Manufacturing Ltd. (c)	1,485,000	594,004
Lemtech Holdings Co. Ltd.	29,336	73,033
Leo Group Co. Ltd. Class A (b)	415,300	144,535
LexinFintech Holdings Ltd. ADR (b)	89,149	241,594
Liao Ning Oxiranchem, Inc. Class A	37,400	54,733
Lifetech Scientific Corp. (b)	2,312,000	821,722
Ligao Foods Co. Ltd. Class A	10,700	165,144
Linklogis, Inc. Class B (b)(d)	834,500	384,829
Longhua Technology Group Luoyang Co. Ltd. Class A	50,000	56,718
Lonking Holdings Ltd.	1,265,000	227,218
Lu Thai Textile Co. Ltd. Class B	44,743	27,473
Luokung Technology Corp. (b)	12,241	25,706
Luoniushan Co. Ltd. Class A (b)	59,400	68,073
Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	83,000	88,592
Lushang Health Industry Development Co. Ltd. Class A	70,300	108,409
Luyang Energy-Saving Materials Co. Ltd.	26,100	82,968
Luye Pharma Group Ltd. (b)(d)	1,439,721	667,595
LVGEM China Real Estate Investment Co. Ltd. (b)(c)	876,000	165,158
Maccura Biotechnology Co. Ltd. Class A	35,700	95,809
Maoyan Entertainment (b)(c)(d)	362,396	390,098
Marssenger Kitchenware Co. Ltd. Class A	7,600	34,086

See accompanying notes to financial statements.
165

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Maxvision Technology Corp. Class A	23,700	$ 130,419
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,700	66,145
Medlive Technology Co. Ltd. (c)(d)	136,500	188,841
Meitu, Inc. (b)(c)(d)	1,874,598	628,054
M-Grass Ecology & Environment Group Co. Ltd. Class A	22,000	10,604
Microport Cardioflow Medtech Corp. (b)(c)(d)	752,000	222,249
MicroPort NeuroTech Ltd. (b)	47,000	84,421
Midea Real Estate Holding Ltd. (d)	202,000	247,033
Ming Yuan Cloud Group Holdings Ltd. (c)	675,000	432,519
MINISO Group Holding Ltd. ADR (c)	91,642	1,625,729
Mobvista, Inc. (b)(c)(d)	414,399	220,134
Monalisa Group Co. Ltd. Class A	23,800	63,422
Montnets Cloud Technology Group Co. Ltd. Class A (b)	49,300	103,377
Moon Environment Technology Co. Ltd. Class A	35,800	66,988
Morimatsu International Holdings Co. Ltd. (b)	222,000	264,139
NanJi E-Commerce Co. Ltd. Class A	163,000	120,340
Nanjing Gaoke Co. Ltd. Class A	37,700	36,397
Nayuki Holdings Ltd. (b)(c)	465,500	503,455
NetDragon Websoft Holdings Ltd.	179,000	314,221
Netjoy Holdings Ltd. (c)	468,752	64,491
New Hope Dairy Co. Ltd. Class A	44,500	105,300
New Horizon Health Ltd. (b)(c)(d)	137,500	476,436
Newborn Town, Inc. (b)(c)	597,315	127,834
Ningbo Haitian Precision Machinery Co. Ltd. Class A	24,200	104,696
Ningbo Huaxiang Electronic Co. Ltd. Class A	40,700	87,774
Ningbo Peacebird Fashion Co. Ltd. Class A	19,900	61,114
Ningbo Zhenyu Technology Co. Ltd. Class A	5,300	56,741
Ningxia Zhongyin Cashmere Co. Ltd. Class A (b)	226,500	54,751
Niu Technologies ADR (b)(c)	39,326	162,810
NKY Medical Holdings Ltd. Class A	17,500	61,796
Noah Holdings Ltd. ADR (b)(c)	22,739	376,330
North Copper Co. Ltd. Class A (b)	79,800	74,486
Security Description	Shares	Value
North Huajin Chemical Industries Co. Ltd. Class A	79,000	$ 85,588
Northking Information Technology Co. Ltd. Class A	32,720	159,090
NSFOCUS Technologies Group Co. Ltd. Class A	47,700	96,549
Ocean's King Lighting Science & Technology Co. Ltd. Class A	57,300	79,100
Oceanwide Holdings Co. Ltd. Class A (b)	575,600	88,008
Ocumension Therapeutics (b)(c)(d)	190,564	243,244
Olympic Circuit Technology Co. Ltd.	26,670	71,342
OneConnect Financial Technology Co. Ltd. ADR (b)(c)	12,521	66,612
Opple Lighting Co. Ltd. Class A	16,200	45,600
ORG Technology Co. Ltd. Class A	115,500	86,953
Orient Group, Inc. Class A (b)	313,400	110,440
Ourpalm Co. Ltd. Class A (b)	217,300	136,697
PCI Technology Group Co. Ltd. Class A	81,500	86,635
Peijia Medical Ltd. (b)(d)	314,000	393,202
People.cn Co. Ltd. Class A	73,900	203,278
PhiChem Corp. Class A	26,100	80,155
POCO Holding Co. Ltd. Class A	6,200	80,984
Poly Property Group Co. Ltd.	775,000	170,797
Pony Testing International Group Co. Ltd. Class A	10,700	58,180
Powerlong Commercial Management Holdings Ltd. (c)	142,500	103,290
Q Technology Group Co. Ltd. (b)(c)	331,137	180,966
Qingdao Ainnovation Technology Group Co. Ltd. Class H (b)(d)	32,000	60,821
Qingdao East Steel Tower Stock Co. Ltd. Class A	55,100	68,521
Qingdao Eastsoft Communication Technology Co. Ltd. Class A	21,200	55,568
Qingdao Gon Technology Co. Ltd. Class A	16,500	66,362
Qingdao Hiron Commercial Cold Chain Co. Ltd. Class A	20,200	78,979
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	49,200	62,187
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	25,600	58,303
Qingling Motors Co. Ltd. Class H	890,528	97,562

See accompanying notes to financial statements.
166

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Qinhuangdao Port Co. Ltd. Class A	551,700	$ 227,354
Qudian, Inc. ADR (b)	138,265	165,918
Rainbow Digital Commercial Co. Ltd. Class A	44,900	40,864
Redco Properties Group Ltd. (b)(c)(d)	552,000	93,524
Redsun Properties Group Ltd. (b)(c)	914,427	37,859
Renhe Pharmacy Co. Ltd. Class A	61,800	56,965
Rianlon Corp. Class A	9,400	63,704
RiseSun Real Estate Development Co. Ltd. Class A (b)	276,800	74,165
Ruida Futures Co. Ltd. Class A	24,000	55,498
Runjian Co. Ltd. Class A	9,400	65,579
SCE Intelligent Commercial Management Holdings Ltd. (c)	596,000	132,108
SciClone Pharmaceuticals Holdings Ltd. (c)(d)	114,480	149,335
Shaanxi Heimao Coking Co. Ltd. Class A (b)	109,200	75,850
Shaanxi International Trust Co. Ltd. Class A	95,900	44,547
Shandong Bohui Paper Industrial Co. Ltd. Class A	42,500	45,921
Shandong Chenming Paper Holdings Ltd. Class A (b)	15,400	11,908
Shandong Chenming Paper Holdings Ltd. Class B (b)	328,500	95,831
Shandong Chenming Paper Holdings Ltd. Class H (b)	296,000	92,760
Shandong Dawn Polymer Co. Ltd. Class A	22,300	55,139
Shandong Head Group Co. Ltd. Class A	20,800	68,088
Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	97,600	106,024
Shandong Humon Smelting Co. Ltd. Class A	48,700	83,042
Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	22,500	75,554
Shandong Longda Meishi Co. Ltd. Class A (b)	43,900	55,999
Shandong Molong Petroleum Machinery Co. Ltd. Class A (b)	182,100	116,144
Shandong Molong Petroleum Machinery Co. Ltd. Class H (b)	139,492	47,445
Shandong Publishing & Media Co. Ltd. Class A	184,700	212,475
Shandong WIT Dyne Health Co. Ltd. Class A	10,200	53,783
Security Description	Shares	Value
Shandong Xiantan Co. Ltd. Class A	35,100	$ 45,387
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	49,410	175,845
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	46,000	36,038
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (b)	65,300	143,678
Shang Gong Group Co. Ltd. Class B	168,600	59,179
Shanghai 2345 Network Holding Group Co. Ltd. Class A	331,100	160,553
Shanghai AJ Group Co. Ltd. Class A	89,100	69,673
Shanghai AtHub Co. Ltd. Class A	18,000	94,858
Shanghai Baolong Automotive Corp. Class A	21,400	126,363
Shanghai Bright Power Semiconductor Co. Ltd. Class A	3,496	75,186
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	372,400	241,688
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	52,100	22,912
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	45,137	111,408
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class A	81,488	115,932
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	101,000	41,301
Shanghai Haixin Group Co. Class B	658,308	200,784
Shanghai Haohai Biological Technology Co. Ltd. Class A	8,760	129,398
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)(d)	24,300	127,692
Shanghai HeartCare Medical Technology Corp. Ltd. Class H (b)(d)	23,650	114,334
Shanghai Henlius Biotech, Inc. Class H (b)(d)	77,400	111,417
Shanghai Industrial Holdings Ltd.	299,062	400,022
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	87,700	56,479
Shanghai Jinjiang International Travel Co. Ltd. Class B	52,500	80,325

See accompanying notes to financial statements.
167

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	109,000	$ 189,198
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	84,100	80,147
Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	45,200	49,299
Shanghai Kindly Medical Instruments Co. Ltd. Class H	32,400	108,757
Shanghai Labway Clinical Laboratory Co. Ltd. Class A	7,000	23,557
Shanghai Lily & Beauty Cosmetics Co. Ltd. Class A	31,000	69,608
Shanghai Lingyun Industries Development Co. Ltd. Class B (b)	245,100	129,168
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	143,700	153,759
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	4,580	114,945
Shanghai New Power Automotive Technology Co. Ltd. Class B	395,560	158,620
Shanghai Pioneer Holding Ltd.	181,000	58,105
Shanghai Pudong Construction Co. Ltd. Class A	107,125	109,351
Shanghai QiFan Cable Co. Ltd. Class A	15,800	52,871
Shanghai Runda Medical Technology Co. Ltd. Class A (b)	32,300	74,032
Shanghai Shibei Hi-Tech Co. Ltd. Class B	336,400	87,128
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	16,000	89,817
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	41,000	52,240
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	44,000	79,257
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	139,600	130,247
Shanghai Yongguan Adhesive Products Corp. Ltd. Class A	6,900	21,813
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	86,300	71,254
Shanghai ZJ Bio-Tech Co. Ltd. Class A	10,106	46,091
Shantui Construction Machinery Co. Ltd. Class A	58,600	39,765
Security Description	Shares	Value
Shanxi Blue Flame Holding Co. Ltd. Class A	64,600	$ 74,973
Shanxi Zhendong Pharmaceutical Co. Ltd. Class A	18,700	17,618
Shengda Resources Co. Ltd. Class A (b)	36,300	89,861
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	6,500	124,495
Shenzhen Agricultural Products Group Co. Ltd. Class A	82,800	69,329
Shenzhen Aisidi Co. Ltd. Class A	61,200	81,810
Shenzhen Bioeasy Biotechnology Co. Ltd. Class A	16,100	38,191
Shenzhen Center Power Tech Co. Ltd. Class A (b)	22,800	61,621
Shenzhen Cereals Holdings Co. Ltd. Class A	93,165	105,683
Shenzhen Changhong Technology Co. Ltd. Class A	34,400	102,339
Shenzhen Click Technology Co. Ltd. Class A	27,400	72,816
Shenzhen Colibri Technologies Co. Ltd. Class A	27,000	73,955
Shenzhen Das Intellitech Co. Ltd. Class A (b)	86,093	52,278
Shenzhen Deren Electronic Co. Ltd. Class A (b)	25,300	35,810
Shenzhen Fine Made Electronics Group Co. Ltd. Class A	12,900	103,222
Shenzhen Fortune Trend Technology Co. Ltd. Class A	5,633	117,618
Shenzhen FRD Science & Technology Co. Ltd.	33,800	90,612
Shenzhen Gongjin Electronics Co. Ltd. Class A	14,900	22,890
Shenzhen Infogem Technologies Co. Ltd. Class A (b)	56,600	99,151
Shenzhen Investment Ltd. (c)	1,114,000	197,257
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	61,800	126,618
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A, REIT	21,800	73,521
Shenzhen Leaguer Co. Ltd. Class A	87,900	116,094
Shenzhen Microgate Technology Co. Ltd. Class A	54,200	77,741
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	132,495	65,405
Shenzhen New Nanshan Holding Group Co. Ltd. Class A (b)	240,000	118,125

See accompanying notes to financial statements.
168

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen Sunline Tech Co. Ltd. Class A	41,500	$ 79,588
Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	6,503	57,149
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	8,900	61,391
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	53,500	98,395
Shenzhen Tagen Group Co. Ltd. Class A	164,700	128,550
Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	62,200	69,561
Shenzhen World Union Group, Inc. Class A (b)	119,800	50,416
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	171,600	125,939
Shenzhen Ysstech Info-tech Co. Ltd. Class A	54,300	80,731
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	9,000	103,521
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	90,600	120,056
Shoucheng Holdings Ltd.	2,294,895	590,537
Shougang Fushan Resources Group Ltd.	2,419,718	767,533
Shouhang High-Tech Energy Co. Ltd. Class A (b)	137,700	73,389
Shui On Land Ltd. (c)	2,350,500	284,457
ShuYu Civilian Pharmacy Corp. Ltd. Class A	10,300	32,442
Sichuan Chengfei Integration Technology Corp. Class A	24,100	81,944
Sichuan Expressway Co. Ltd. Class A	504,910	279,390
Sichuan Furong Technology Co. Ltd. Class A	16,400	37,995
Sichuan Haite High-tech Co. Ltd. Class A (b)	32,700	44,093
Sichuan Jiuzhou Electric Co. Ltd. Class A	45,200	47,127
Sichuan Lutianhua Co. Ltd. Class A (b)	62,600	43,117
Sihuan Pharmaceutical Holdings Group Ltd. (c)	2,460,000	247,568
Sinco Pharmaceuticals Holdings Ltd. (b)(c)	628,000	29,600
Sinic Holdings Group Co. Ltd. Class H (b)(c)(e)	347,921	5,540
Sino GeoPhysical Co. Ltd. Class A	12,200	32,919
Sinofert Holdings Ltd. (b)(c)	1,410,000	177,823
Sino-Ocean Group Holding Ltd. (c)	2,685,947	304,523
Security Description	Shares	Value
Sino-Ocean Service Holding Ltd. (d)	268,000	$ 58,039
Sinopec Engineering Group Co. Ltd. Class H	1,084,000	538,551
Sinopec Kantons Holdings Ltd.	600,000	221,657
Sino-Platinum Metals Co. Ltd. Class A	34,840	82,137
Sinoseal Holding Co. Ltd. Class A	15,500	97,551
Sinosteel Engineering & Technology Co. Ltd. Class A	58,300	63,756
Sinosteel New Materials Co. Ltd.	30,200	45,120
Sinovac Biotech Ltd. (b)(c)	67,578	437,230
Sobute New Materials Co. Ltd. Class A	30,300	71,963
SOHO China Ltd. (b)(c)	1,397,500	233,215
Sohu.com Ltd. ADR (b)	20,654	304,233
South Manganese Investment Ltd. (b)(c)	912,139	57,517
Sumavision Technologies Co. Ltd. Class A	62,900	62,742
Sun King Technology Group Ltd. (b)(c)	947,018	224,390
Sunac Services Holdings Ltd. (c)(d)	654,000	279,097
Sunflower Pharmaceutical Group Co. Ltd. Class A	37,100	118,907
Suning Universal Co. Ltd. Class A	201,000	89,856
Sunjuice Holdings Co. Ltd.	16,917	184,741
Sunward Intelligent Equipment Co. Ltd. Class A (b)	177,425	166,644
Suwen Electric Energy Technology Co. Ltd. Class A	7,300	66,842
Suzhou Anjie Technology Co. Ltd. Class A	56,100	122,374
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (b)	160,200	122,238
Suzhou Good-Ark Electronics Co. Ltd. Class A	47,900	109,997
Suzhou Secote Precision Electronic Co. Ltd. Class A	14,100	95,762
Suzhou Weizhixiang Food Co. Ltd. Class A	5,200	56,753
SY Holdings Group Ltd. (c)	286,139	210,687
Taiji Computer Corp. Ltd. Class A	30,700	188,564
Talkweb Information System Co. Ltd. Class A (b)	81,900	185,093
Tangrenshen Group Co. Ltd. Class A (b)	54,300	64,521
Tayho Advanced Materials Group Co. Ltd. Class A	24,800	86,636
TCL Electronics Holdings Ltd. (b)	642,988	271,122

See accompanying notes to financial statements.
169

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Tech-Bank Food Co. Ltd. Class A (b)	110,000	$ 92,904
Telling Telecommunication Holding Co. Ltd. Class A	61,100	101,340
Three Squirrels, Inc. Class A	25,800	74,162
Three's Co. Media Group Co. Ltd. Class A	6,456	146,657
Tian Lun Gas Holdings Ltd. (c)	304,265	178,297
Tiangong International Co. Ltd. (c)	1,460,000	470,551
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	133,670	114,647
Tianjin Development Holdings Ltd.	62,000	12,321
Tianjin Port Development Holdings Ltd.	480,000	35,465
Tianjin Ringpu Bio-Technology Co. Ltd. Class A	28,200	88,863
Tianjin You Fa Steel Pipe Group Stock Co. Ltd. Class A	81,412	73,620
Tianli International Holdings Ltd. (c)	882,667	267,613
Tianneng Power International Ltd. (c)	458,000	542,019
Tianrun Industry Technology Co. Ltd. Class A	70,500	59,440
Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	11,800	43,335
Tibet Rhodiola Pharmaceutical Holding Co. Class A	10,900	84,139
Times China Holdings Ltd. (b)(c)	582,000	55,605
TKD Science & Technology Co. Ltd. Class A	16,500	64,104
Tong Ren Tang Technologies Co. Ltd. Class H	412,000	362,142
Tongdao Liepin Group (b)	145,800	191,306
Tongding Interconnection Information Co. Ltd. Class A (b)	52,700	47,809
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	117,200	72,703
Tongyu Heavy Industry Co. Ltd. Class A	134,600	49,000
Top Resource Conservation & Environment Corp. Class A	48,400	81,756
Topsec Technologies Group, Inc. Class A	76,200	135,927
TPV Technology Co. Ltd. Class A (b)	253,400	84,500
Triumph New Energy Co. Ltd. Class A (b)	39,500	119,179
Triumph New Energy Co. Ltd. Class H (b)(c)	181,261	190,729
TRS Information Technology Corp. Ltd. Class A	39,700	182,969
Security Description	Shares	Value
Truking Technology Ltd. Class A	34,100	$ 86,401
Tsaker New Energy Tech Co. Ltd. (d)	308,000	54,538
Tuya, Inc. ADR (b)(c)	97,211	183,729
Unilumin Group Co. Ltd. Class A	48,540	51,457
United Strength Power Holdings Ltd. (c)	94,296	78,080
Up Fintech Holding Ltd. ADR (b)(c)	69,678	232,028
Uxin Ltd. ADR (b)(c)	18,990	42,537
Venus MedTech Hangzhou, Inc. Class H (b)(d)	199,500	273,457
Victory Giant Technology Huizhou Co. Ltd. Class A	45,700	118,987
Visionox Technology, Inc. Class A (b)	101,000	109,570
Visual China Group Co. Ltd. Class A	45,200	109,786
Viva Biotech Holdings (b)(c)(d)	743,051	141,039
Vnet Group, Inc. ADR (b)(c)	71,347	231,164
Wangneng Environment Co. Ltd. Class A	26,200	68,444
Wangsu Science & Technology Co. Ltd. Class A	106,000	110,981
Waterdrop, Inc. ADR (b)(c)	49,308	147,431
Weimob, Inc. (b)(c)(d)	1,619,000	1,002,343
Weiqiao Textile Co. Class H	397,319	60,231
Wellhope Foods Co. Ltd. Class A (b)	71,300	123,864
West China Cement Ltd.	2,306,761	282,103
Western Region Gold Co. Ltd. Class A	34,200	71,365
Winall Hi-Tech Seed Co. Ltd. Class A	36,000	85,815
Wonders Information Co. Ltd. Class A (b)	65,800	107,698
Wuhan Easydiagnosis Biomedicine Co. Ltd. Class A	8,200	66,115
Wuhan Fingu Electronic Technology Co. Ltd. Class A	25,900	41,826
Wuhan Jingce Electronic Group Co. Ltd. Class A	15,900	152,232
Wuhan Keqian Biology Co. Ltd. Class A	24,965	98,918
Wuxi Boton Technology Co. Ltd. Class A	30,300	91,465
Wuxi Xinje Electric Co. Ltd. Class A	13,465	85,606
XD, Inc. (b)(c)	174,600	599,427
XGD, Inc. Class A (b)	23,200	61,350
Xiabuxiabu Catering Management China Holdings Co. Ltd. (d)	485,344	442,686
Xiamen Kingdomway Group Co. Class A	38,100	134,984

See accompanying notes to financial statements.
170

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Xi'an ChenXi Aviation Technology Corp. Ltd. Class A (b)	23,600	$ 64,023
Xi'an Sinofuse Electric Co. Ltd. Class A	4,100	79,590
Xilinmen Furniture Co. Ltd. Class A	31,400	143,345
Xingda International Holdings Ltd.	309,506	65,844
Xinhua Winshare Publishing & Media Co. Ltd. Class H	329,522	259,002
Xinhuanet Co. Ltd. Class A	37,400	154,615
Xinjiang Communications Construction Group Co. Ltd. Class A	27,100	58,917
Xinjiang Xintai Natural Gas Co. Ltd. Class A	22,720	76,425
Xinjiang Xinxin Mining Industry Co. Ltd. Class H (b)	660,724	116,153
Xinxiang Richful Lube Additive Co. Ltd. Class A	8,300	134,230
Xinzhi Group Co. Ltd. Class A	13,500	26,971
Xuan Wu Cloud Technology Holdings Ltd. (b)	24,000	9,417
YaGuang Technology Group Co. Ltd. Class A (b)	80,300	90,154
Yango Group Co. Ltd. Class A (b)	292,400	69,829
Yankershop Food Co. Ltd. Class A	11,600	227,750
Yanlord Land Group Ltd.	548,949	375,724
Yantai China Pet Foods Co. Ltd. Class A	21,900	75,612
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	42,500	100,877
YanTai Shuangta Food Co. Ltd. Class A (b)	57,300	48,478
Yantai Zhenghai Bio-tech Co. Ltd.	9,700	63,463
Yantai Zhenghai Magnetic Material Co. Ltd. Class A (b)	41,300	74,935
Yatsen Holding Ltd. ADR (b)	196,764	291,211
Yeahka Ltd. (b)(c)	162,621	483,723
YGSOFT, Inc. Class A	94,826	129,108
Yibin Tianyuan Group Co. Ltd. Class A	37,000	38,308
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (b)(c)(d)	209,800	199,913
Yidu Tech, Inc. (b)(c)(d)	383,700	357,796
Yixin Group Ltd. (b)(c)(d)	2,034,500	264,357
Yonghe Medical Group Co. Ltd. Class H	102,000	111,876
Yotrio Group Co. Ltd. Class A	175,780	89,588
Youdao, Inc. ADR (b)	17,272	146,812
Youzu Interactive Co. Ltd. Class A (b)	49,900	94,825
Security Description	Shares	Value
Yuexiu Transport Infrastructure Ltd. (c)	791,013	$ 419,189
Yunkang Group Ltd.	37,000	65,988
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (b)	27,100	44,987
Yusys Technologies Co. Ltd. Class A	42,400	114,778
Zall Smart Commerce Group Ltd. (b)(c)	3,204,000	173,466
ZBOM Home Collection Co. Ltd. Class A	30,100	140,697
Zhe Jiang Li Zi Yuan Food Co. Ltd. Class A	17,900	67,744
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	23,700	80,032
Zhejiang Communications Technology Co. Ltd.	97,000	87,009
ZheJiang Dali Technology Co. Ltd. Class A	32,500	70,657
Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	17,300	34,135
Zhejiang Hailide New Material Co. Ltd. Class A	59,000	51,377
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	79,100	81,320
Zhejiang Huace Film & Television Co. Ltd. Class A	111,500	128,754
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	24,200	86,760
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	21,480	89,613
Zhejiang Jingu Co. Ltd. Class A (b)	55,300	59,590
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	39,960	76,984
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	191,679	230,273
Zhejiang Meida Industrial Co. Ltd. Class A	41,700	74,324
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	222,700	129,068
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A (b)	43,500	148,034
Zhejiang Runtu Co. Ltd. Class A	52,600	59,284
Zhejiang Shibao Co. Ltd. Class A (b)	30,500	37,263
Zhejiang Southeast Space Frame Co. Ltd. Class A	55,700	52,072
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	21,520	59,509
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	23,800	81,791
Zhejiang Wanliyang Co. Ltd. Class A (b)	104,600	143,634

See accompanying notes to financial statements.
171

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Zhejiang Wanma Co. Ltd. Class A	51,600	$ 76,266
Zhejiang Wansheng Co. Ltd. Class A	33,400	60,504
Zhejiang Weixing Industrial Development Co. Ltd. Class A	42,800	58,460
Zhejiang Windey Co. Ltd. Class A	36,900	78,343
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	44,100	85,794
Zhejiang Yasha Decoration Co. Ltd. Class A	107,800	75,662
Zhejiang Yinlun Machinery Co. Ltd. Class A	39,000	81,041
Zhenro Properties Group Ltd. (b)	1,436,000	38,416
Zhihu, Inc. ADR (b)(c)	286,619	364,006
Zhonghong Pulin Medical Products Co. Ltd. Class A	14,300	47,436
Zhongliang Holdings Group Co. Ltd. (b)	822,000	59,687
Zhongshan Public Utilities Group Co. Ltd. Class A	33,600	34,494
Zhongtian Financial Group Co. Ltd. Class A (b)	493,900	76,955
Zhou Hei Ya International Holdings Co. Ltd. (b)(c)(d)	655,500	309,799
ZJMI Environmental Energy Co. Ltd. Class A	17,500	41,971
Zylox-Tonbridge Medical Technology Co. Ltd. (b)(d)	62,500	86,784
		112,092,970
COLOMBIA — 0.1%
Cementos Argos SA	429,244	278,037
Corp. Financiera Colombiana SA (b)	35,766	88,123
Geopark Ltd. (c)	34,362	390,352
Procaps Group SA (b)(c)	3,900	17,589
		774,101
CZECH REPUBLIC — 0.2%
Colt CZ Group SE (c)	3,769	101,512
Moneta Money Bank AS (d)	189,129	761,456
Philip Morris CR AS (c)	654	533,274
		1,396,242
EGYPT — 0.4%
Abou Kir Fertilizers & Chemical Industries	192,536	273,864
Cairo Investment & Real Estate Development Co. SAE	205,238	71,300
Cleopatra Hospital (b)	522,954	74,877
Credit Agricole Egypt SAE	268,457	74,000
Eastern Co. SAE	685,853	389,689
E-Finance for Digital & Financial Investments	314,643	176,118
Egypt Kuwait Holding Co. SAE	125,099	177,982
Security Description	Shares	Value
Egyptian Financial Group-Hermes Holding Co. (b)	683,643	$ 371,786
ElSewedy Electric Co. (b)	332,633	161,997
Ezz Steel Co. SAE	112,111	126,780
Fawry for Banking & Payment Technology Services SAE (b)	994,094	171,062
Heliopolis Housing	289,471	83,740
Medinet Nasr Housing (b)	843,907	83,843
Misr Fertilizers Production Co. SAE	20,267	104,684
Palm Hills Developments SAE	1,739,702	103,535
Talaat Moustafa Group	914,471	257,418
Telecom Egypt Co.	208,497	167,204
		2,869,879
GREECE — 1.0%
Aegean Airlines SA (b)	12,850	106,103
Athens Water Supply & Sewage Co. SA	12,384	87,455
Autohellas Tourist & Trading SA	1,784	23,569
Danaos Corp.	8,952	488,958
Diana Shipping, Inc.	41,899	163,406
Ellaktor SA (b)	14,451	31,793
Epsilon Net SA	4,987	40,528
FF Group (b)(e)	24,815	—
Fourlis Holdings SA	55,646	214,016
GEK Terna Holding Real Estate Construction SA (b)	51,689	616,609
Hellenic Exchanges - Athens Stock Exchange SA	48,084	205,045
HELLENIQ ENERGY HOLDINGS SA	26,421	217,011
Holding Co. ADMIE IPTO SA	129,212	247,073
Intracom Holdings SA (b)	53,025	104,848
LAMDA Development SA (b)	56,106	355,376
Motor Oil Hellas Corinth Refineries SA	58,237	1,498,271
Piraeus Financial Holdings SA (b)	448,983	974,376
Quest Holdings SA	3,922	21,518
Safe Bulkers, Inc. (c)	63,591	234,651
Sarantis SA	19,880	147,519
Terna Energy SA	35,412	756,386
Tsakos Energy Navigation Ltd.	15,218	295,686
		6,830,197
HONG KONG — 1.1%
AAG Energy Holdings Ltd. (d)	691,923	148,081
Agritrade Resources Ltd. (b)(e)	1,595,000	—
Anxin-China Holdings Ltd. (b)(e)	2,248,000	—
China Boton Group Co. Ltd. (b)	254,000	94,806
China High Precision Automation Group Ltd. (b)(e)	1,226,000	—

See accompanying notes to financial statements.
172

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
China High Speed Transmission Equipment Group Co. Ltd. (b)(c)	326,000	$ 121,680
China Huiyuan Juice Group Ltd. (b)(e)	1,494,400	—
China Investment Fund Co. Ltd. (b)(c)	752,464	187,878
China Lumena New Materials Corp. (b)(c)(e)	104,532	—
China Merchants Commercial Real Estate Investment Trust	424,000	120,989
China Metal Recycling Holdings Ltd. (b)(c)(e)	693,675	—
Chong Sing Holdings FinTech Group Ltd. (b)(c)(e)	9,212,000	—
Citychamp Watch & Jewellery Group Ltd. (b)	780,000	116,256
Comba Telecom Systems Holdings Ltd.	1,434,690	270,491
Concord New Energy Group Ltd.	7,330,000	653,635
Crystal International Group Ltd. (d)	338,000	116,256
CTEG (b)(c)(e)	3,217,900	—
Digital China Holdings Ltd.	679,000	313,120
GR Properties Ltd. (b)	776,000	93,911
Grand Pharmaceutical Group Ltd. Class A (c)	837,000	480,878
Guotai Junan International Holdings Ltd. (c)	2,196,973	179,117
Gushengtang Holdings Ltd. (b)	70,700	512,015
Hi Sun Technology China Ltd. (b)	1,077,000	108,387
Huabao International Holdings Ltd. (c)	660,000	308,562
IBO Technology Co. Ltd. (b)	336,000	62,920
IMAX China Holding, Inc. (c)(d)	92,200	90,086
IVD Medical Holding Ltd.	320,000	50,548
Joy Spreader Group, Inc. (b)(c)	1,212,607	180,734
Kingkey Financial International Holdings Ltd. (b)(c)	2,790,191	643,348
MH Development NPV (b)(c)(e)	276,000	—
National Agricultural Holdings Ltd. (b)(c)(e)	396,000	—
Nissin Foods Co. Ltd. (c)	136,000	120,062
Perennial Energy Holdings Ltd.	632,162	91,000
Pou Sheng International Holdings Ltd. (c)	1,514,812	127,361
Productive Technologies Co. Ltd. (b)(c)	1,712,000	185,377
Real Gold Mining Ltd. (b)(c)(e)	251,500	—
Skyworth Group Ltd.	972,000	501,481
Solargiga Energy Holdings Ltd.	962,000	33,088
SSY Group Ltd.	890,000	536,271
Symphony Holdings Ltd.	350,000	38,344
Tech-Pro, Inc. (b)(c)(e)	6,035,100	—
Security Description	Shares	Value
Time Interconnect Technology Ltd.	368,000	$ 85,789
United Laboratories International Holdings Ltd.	694,500	483,057
Wasion Holdings Ltd.	296,000	128,959
Zhaoke Ophthalmology Ltd. (b)(c)(d)	401,375	198,899
		7,383,386
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	410,712	469,857
Opus Global Nyrt (b)(c)	136,308	45,555
		515,412
INDIA — 15.2%
360 ONE WAM Ltd.	108,852	570,469
3i Infotech Ltd. (b)	137,449	45,910
Aarti Drugs Ltd.	30,923	127,086
Action Construction Equipment Ltd.	31,622	156,566
ADF Foods Ltd.	5,071	45,896
Aditya Birla Sun Life Asset Management Co. Ltd.	24,522	92,857
Advanced Enzyme Technologies Ltd.	30,799	86,945
Aegis Logistics Ltd.	110,758	510,714
Affle India Ltd. (b)	40,233	483,241
Agro Tech Foods Ltd.	8,666	92,441
Ahluwalia Contracts India Ltd.	15,879	111,418
Akzo Nobel India Ltd.	8,615	241,161
Alembic Pharmaceuticals Ltd.	40,023	241,723
Alkyl Amines Chemicals	9,465	248,239
Allcargo Logistics Ltd.	49,565	214,496
Alok Industries Ltd. (b)	812,852	114,733
Amara Raja Batteries Ltd.	68,294	481,235
Amber Enterprises India Ltd. (b)	12,035	267,199
AMI Organics Ltd.	5,167	55,937
Amrutanjan Health Care Ltd.	12,314	86,306
Andhra Sugars Ltd.	23,277	30,731
Angel One Ltd.	30,104	425,960
Anupam Rasayan India Ltd.	13,677	144,014
Apar Industries Ltd.	13,713	417,968
Apcotex Industries Ltd.	10,925	64,813
Apollo Pipes Ltd.	10,386	69,242
Apollo Tyres Ltd.	250,736	976,004
Aptus Value Housing Finance India Ltd.	56,277	166,333
Arvind Fashions Ltd. (b)	48,104	163,717
Arvind Ltd. (b)	125,436	129,736
Asahi India Glass Ltd.	79,729	438,651
Ashoka Buildcon Ltd. (b)	117,800	106,071
Astec Lifesciences Ltd.	3,414	57,535
Aster DM Healthcare Ltd. (b)(d)	151,261	443,020
Astra Microwave Products Ltd.	57,569	157,403
AstraZeneca Pharma India Ltd.	5,800	229,565
Automotive Axles Ltd.	543	15,621

See accompanying notes to financial statements.
173

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Avanti Feeds Ltd.	21,462	$ 88,648
Azure Power Global Ltd. (b)(c)	13,042	32,475
Bajaj Consumer Care Ltd.	51,692	95,575
Bajaj Electricals Ltd.	30,387	388,940
Bajaj Hindusthan Sugar Ltd. (b)	566,946	88,992
Balaji Amines Ltd.	7,079	167,391
Balmer Lawrie & Co. Ltd.	65,551	88,457
Balrampur Chini Mills Ltd.	118,676	571,485
Bank of Maharashtra	512,620	154,380
Barbeque Nation Hospitality Ltd. (b)	13,967	107,604
BASF India Ltd.	7,393	204,709
BEML Ltd.	14,680	224,605
BEML Ltd. (b)	14,552	66,392
Best Agrolife Ltd.	4,727	59,152
Bhansali Engineering Polymers Ltd.	41,931	50,001
Bharat Dynamics Ltd.	47,245	568,383
Bharat Rasayan Ltd.	546	60,305
Birla Corp. Ltd.	18,793	203,566
Birlasoft Ltd.	156,875	498,499
BLS International Services Ltd.	60,312	121,604
Blue Star Ltd.	48,063	806,572
Bombay Burmah Trading Co.	9,619	94,964
Bombay Dyeing & Manufacturing Co. Ltd. (b)	105,914	73,137
Borosil Ltd. (b)	19,972	79,504
Borosil Renewables Ltd. (b)	35,090	175,423
Brigade Enterprises Ltd.	102,591	592,583
Brightcom Group Ltd.	731,630	129,977
Brookfield India Real Estate Trust REIT (d)	88,883	302,645
Camlin Fine Sciences Ltd. (b)	73,343	113,742
Campus Activewear Ltd. (b)	26,207	106,285
Can Fin Homes Ltd.	69,797	449,446
Caplin Point Laboratories Ltd.	18,360	133,138
Capri Global Capital Ltd.	29,627	238,346
Carborundum Universal Ltd.	80,209	962,030
Care Ratings Ltd.	14,615	114,313
Cartrade Tech Ltd. (b)	14,480	68,548
Carysil Ltd.	12,306	81,683
Castrol India Ltd.	349,122	471,330
CCL Products India Ltd.	59,028	407,718
CE Info Systems Ltd. (b)	6,233	75,259
Ceat Ltd.	13,503	238,333
Central Bank of India Ltd. (b)	524,048	153,677
Century Plyboards India Ltd.	49,806	282,537
Century Textiles & Industries Ltd.	41,274	318,410
Cera Sanitaryware Ltd.	3,674	286,251
CESC Ltd.	450,295	365,189
Chalet Hotels Ltd. (b)	77,246	341,336
Chambal Fertilisers & Chemicals Ltd.	114,342	367,447
Chemplast Sanmar Ltd. (b)	47,344	200,391
Chennai Petroleum Corp. Ltd.	25,619	74,037
Security Description	Shares	Value
Chennai Super Kings Cricket Ltd. (b)(e)	418,560	$ —
Cholamandalam Financial Holdings Ltd.	72,047	477,523
Cigniti Technologies Ltd.	17,347	157,465
City Union Bank Ltd.	305,202	467,370
CMS Info Systems Ltd.	23,554	79,376
Cochin Shipyard Ltd. (d)	38,770	224,437
Computer Age Management Services Ltd.	25,970	641,788
Cosmo First Ltd. (b)	10,136	72,435
Craftsman Automation Ltd.	4,561	180,664
Cressanda Solutions Ltd. (b)	74,260	19,897
CSB Bank Ltd. (b)	44,543	132,844
Cyient Ltd.	60,517	732,876
Dalmia Bharat Sugar & Industries Ltd.	18,312	75,302
Data Patterns India Ltd.	11,602	194,213
DCB Bank Ltd.	87,031	112,783
DCM Shriram Ltd.	36,255	329,717
Deepak Fertilisers & Petrochemicals Corp. Ltd.	42,711	285,164
Delta Corp. Ltd.	52,956	116,438
Dhampur Sugar Mills Ltd. (b)	26,819	72,952
Dhani Services Ltd. (b)	266,441	86,077
Dhanuka Agritech Ltd.	3,698	27,511
Dilip Buildcon Ltd. (d)	26,163	53,770
Dish TV India Ltd. (b)	915,811	144,867
Dishman Carbogen Amcis Ltd. (b)	55,087	83,620
Dwarikesh Sugar Industries Ltd.	106,140	110,231
Easy Trip Planners Ltd. (b)	501,305	265,956
eClerx Services Ltd.	16,641	261,291
Edelweiss Financial Services Ltd.	420,715	269,274
EID Parry India Ltd.	75,379	429,899
EIH Ltd. (b)	131,021	264,091
EKI Energy Services Ltd.	5,074	33,374
Elecon Engineering Co. Ltd.	27,178	126,378
Electrosteel Castings Ltd.	185,938	72,626
Elgi Equipments Ltd.	162,038	863,894
Engineers India Ltd.	154,517	139,979
EPL Ltd.	76,481	150,947
Equitas Small Finance Bank Ltd. (b)(d)	201,487	164,509
Eris Lifesciences Ltd. (d)	17,777	123,752
ESAB India Ltd.	4,952	212,876
Eureka Forbes Ltd. (b)	34,720	180,270
Eveready Industries India Ltd. (b)	33,874	120,418
Exide Industries Ltd. (b)	346,121	749,457
Fairchem Organics Ltd.	3,090	34,369
FDC Ltd. (b)	47,403	147,834
Fertilisers & Chemicals Travancore Ltd. (b)	27,948	69,851
Filatex India Ltd.	138,382	53,967

See accompanying notes to financial statements.
174

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Fineotex Chemical Ltd.	19,481	$ 55,255
Finolex Cables Ltd.	61,585	608,937
Finolex Industries Ltd.	207,579	430,907
Firstsource Solutions Ltd.	226,891	291,266
G R Infraprojects Ltd.	5,750	70,288
Gabriel India Ltd.	79,651	131,859
Galaxy Surfactants Ltd.	7,454	211,278
Garware Hi-Tech Films Ltd.	4,040	25,717
Garware Technical Fibres Ltd.	5,356	189,660
Gateway Distriparks Ltd.	255,139	193,723
Gati Ltd. (b)	53,066	64,894
GE T&D India Ltd. (b)	78,334	113,666
GHCL Ltd.	60,142	368,503
Glenmark Life Sciences Ltd.	5,836	27,901
Glenmark Pharmaceuticals Ltd.	95,088	537,674
Globus Spirits Ltd.	9,535	90,103
GMM Pfaudler Ltd.	14,577	260,030
Go Fashion India Ltd. (b)	10,717	131,011
Godawari Power & Ispat Ltd.	29,326	124,501
Godfrey Phillips India Ltd.	14,209	314,627
Godrej Agrovet Ltd. (d)	26,735	134,256
Godrej Industries Ltd. (b)	41,368	203,285
Gokaldas Exports Ltd. (b)	27,209	117,865
Granules India Ltd.	142,488	504,016
Graphite India Ltd.	52,781	168,620
Great Eastern Shipping Co. Ltd.	91,686	719,085
Greaves Cotton Ltd.	96,704	148,323
Greenlam Industries Ltd.	40,492	147,788
Greenpanel Industries Ltd.	43,024	142,423
Greenply Industries Ltd.	63,139	106,752
Gujarat Alkalies & Chemicals Ltd.	12,232	87,093
Gujarat Ambuja Exports Ltd.	75,011	212,074
Gujarat Mineral Development Corp. Ltd.	44,053	67,862
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	63,593	394,136
Gujarat Pipavav Port Ltd.	164,954	233,735
Gujarat State Fertilizers & Chemicals Ltd.	215,264	311,702
Gujarat State Petronet Ltd.	204,498	659,410
Happiest Minds Technologies Ltd.	46,849	437,721
Hathway Cable & Datacom Ltd. (b)	505,652	79,679
Hawkins Cookers Ltd.	778	58,283
HealthCare Global Enterprises Ltd. (b)	45,955	146,757
HEG Ltd.	11,165	125,083
HeidelbergCement India Ltd.	58,862	115,278
Hemisphere Properties India Ltd. (b)	78,471	78,631
Heritage Foods Ltd.	21,997	38,583
Hester Biosciences Ltd.	3,386	62,741
HFCL Ltd.	601,702	446,248
HG Infra Engineering Ltd.	13,861	132,011
Security Description	Shares	Value
Hikal Ltd.	26,268	$ 90,024
HIL Ltd.	2,921	85,358
Himadri Speciality Chemical Ltd.	172,768	183,526
Hinduja Global Solutions Ltd.	10,230	128,176
Hindustan Construction Co. Ltd. (b)	855,068	142,542
Hindustan Copper Ltd.	241,504	289,014
Hindustan Foods Ltd. (b)	18,158	111,214
Hindustan Oil Exploration Co. Ltd. (b)	79,041	115,605
Hindware Home Innovation Ltd. (b)	22,799	98,581
Hitachi Energy India Ltd.	8,679	353,085
Hle Glascoat Ltd.	26,314	161,632
Home First Finance Co. India Ltd. (b)(d)	23,455	211,925
Housing & Urban Development Corp. Ltd.	300,203	157,987
ICICI Securities Ltd. (d)	56,641	295,016
ICRA Ltd.	2,254	121,291
IDFC Ltd.	959,150	916,755
IFB Industries Ltd. (b)	6,504	58,366
IFCI Ltd. (b)	679,016	80,970
IIFL Finance Ltd.	134,948	801,486
IIFL Securities Ltd.	87,039	53,008
India Cements Ltd.	175,748	395,731
India Glycols Ltd.	10,771	80,551
India Pesticides Ltd.	8,959	22,658
Indiabulls Housing Finance Ltd. (b)	299,161	354,374
Indiabulls Real Estate Ltd. (b)	381,896	227,235
IndiaMart InterMesh Ltd. (d)	10,957	669,259
Indian Energy Exchange Ltd. (d)	324,627	505,412
Indigo Paints Ltd.	7,517	92,231
Indo Count Industries Ltd.	61,907	84,406
Indoco Remedies Ltd.	30,880	122,212
Infibeam Avenues Ltd. (b)	1,047,860	180,418
Ingersoll Rand India Ltd.	8,480	270,236
Intellect Design Arena Ltd.	67,938	339,432
IOL Chemicals & Pharmaceuticals Ltd.	12,547	43,183
ION Exchange India Ltd.	4,739	196,863
IRB Infrastructure Developers Ltd.	986,950	302,033
IRCON International Ltd. (d)	310,743	211,743
ISGEC Heavy Engineering Ltd.	16,157	85,776
ITD Cementation India Ltd.	125,421	159,251
J Kumar Infraprojects Ltd.	59,582	184,439
Jain Irrigation Systems Ltd. (b)	334,268	139,308
Jaiprakash Associates Ltd. (b)	1,028,518	86,980
Jaiprakash Power Ventures Ltd. (b)	3,403,744	229,864
Jammu & Kashmir Bank Ltd. (b)	248,792	148,490
Jamna Auto Industries Ltd.	182,722	221,559

See accompanying notes to financial statements.
175

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
JB Chemicals & Pharmaceuticals Ltd.	28,151	$ 676,984
JBM Auto Ltd.	7,604	59,587
Jindal Poly Films Ltd.	8,179	49,846
Jindal Saw Ltd.	128,793	228,648
Jindal Stainless Ltd. (b)	103,010	363,244
JK Lakshmi Cement Ltd.	46,607	448,815
JK Paper Ltd.	60,583	281,380
JK Tyre & Industries Ltd.	86,821	163,748
JM Financial Ltd.	255,739	185,466
Johnson Controls-Hitachi Air Conditioning India Ltd. (b)	7,259	89,790
Jubilant Ingrevia Ltd.	56,442	247,210
Jubilant Pharmova Ltd.	61,895	210,013
Just Dial Ltd. (b)	15,297	110,787
Jyothy Labs Ltd.	105,710	245,037
Kalpataru Power Transmission Ltd.	57,618	374,562
Kalyan Jewellers India Ltd. (b)	188,646	241,826
Karnataka Bank Ltd.	85,443	141,084
Karur Vysya Bank Ltd.	258,268	328,089
KCP Ltd.	56,693	71,399
KEC International Ltd.	90,984	505,224
KEI Industries Ltd.	41,062	848,720
Kennametal India Ltd.	1,843	48,701
Kiri Industries Ltd. (b)	24,344	83,845
Kirloskar Brothers Ltd.	17,056	85,143
Kirloskar Ferrous Industries Ltd.	29,979	169,644
Kirloskar Oil Engines Ltd.	34,863	168,031
KNR Constructions Ltd.	98,595	304,366
KPIT Technologies Ltd.	116,498	1,311,378
KRBL Ltd.	36,095	151,877
Krishna Institute of Medical Sciences Ltd. (b)(d)	23,027	392,677
Krsnaa Diagnostics Ltd.	4,396	24,616
KSB Ltd.	8,275	210,927
LA Opala RG Ltd.	45,588	188,326
Lakshmi Machine Works Ltd.	4,494	545,864
Latent View Analytics Ltd. (b)	36,211	141,482
Laxmi Organic Industries Ltd.	45,412	123,086
Lemon Tree Hotels Ltd. (b)(d)	340,877	320,418
LG Balakrishnan & Bros Ltd.	21,642	195,478
Lloyds Metals & Energy Ltd.	52,806	182,933
LT Foods Ltd.	141,642	166,318
LUX Industries Ltd. (b)	5,368	75,844
Mahanagar Gas Ltd.	40,361	482,986
Maharashtra Scooters Ltd.	2,642	136,094
Maharashtra Seamless Ltd.	22,626	98,439
Mahindra CIE Automotive Ltd.	87,328	372,764
Mahindra Holidays & Resorts India Ltd. (b)	73,038	239,824
Mahindra Lifespace Developers Ltd.	62,598	268,193
Mahindra Logistics Ltd. (d)	24,557	105,869
Maithan Alloys Ltd.	7,623	74,206
Man Infraconstruction Ltd.	53,635	44,510
Security Description	Shares	Value
Manali Petrochemicals Ltd.	82,824	$ 60,771
Manappuram Finance Ltd.	380,980	573,446
Mangalore Refinery & Petrochemicals Ltd. (b)	252,283	161,317
Marksans Pharma Ltd.	202,367	173,354
MAS Financial Services Ltd. (d)	12,060	117,617
Mastek Ltd.	10,321	193,529
Matrimony.com Ltd. (d)	10,833	67,358
Mayur Uniquoters Ltd.	6,731	34,403
Mazagon Dock Shipbuilders Ltd.	36,704	296,129
Medplus Health Services Ltd. (b)	17,327	136,980
Meghmani Finechem Ltd.	7,275	83,534
Meghmani Organics Ltd.	71,600	67,695
Metropolis Healthcare Ltd. (d)	18,616	282,765
Minda Corp. Ltd.	106,158	277,917
Mirza International Ltd. (b)	19,360	8,210
Mishra Dhatu Nigam Ltd. (d)	56,763	127,537
MM Forgings Ltd.	4,857	49,594
MMTC Ltd. (b)	164,563	55,867
MOIL Ltd.	66,707	115,423
Mold-Tek Packaging Ltd.	11,231	123,396
Morepen Laboratories Ltd. (b)	226,118	70,986
Motilal Oswal Financial Services Ltd.	22,347	165,952
Mrs Bectors Food Specialities Ltd.	25,120	163,208
MTAR Technologies Ltd. (b)	10,224	196,754
Multi Commodity Exchange of India Ltd.	19,395	357,893
Narayana Hrudayalaya Ltd.	55,831	525,922
Natco Pharma Ltd.	65,094	446,211
National Aluminium Co. Ltd.	662,087	631,614
Nava Ltd.	81,297	215,701
Navneet Education Ltd.	97,431	113,042
Nazara Technologies Ltd. (b)	26,835	168,636
NBCC India Ltd.	425,122	183,379
NCC Ltd.	301,157	388,802
Neogen Chemicals Ltd.	7,036	110,117
NESCO Ltd.	24,350	153,390
Network18 Media & Investments Ltd. (b)	240,034	158,450
Neuland Laboratories Ltd.	5,776	126,793
New India Assurance Co. Ltd. (d)	150,275	177,918
Newgen Software Technologies Ltd.	19,249	105,564
NIIT Ltd. (b)	60,137	238,806
Nilkamal Ltd.	2,919	62,372
NLC India Ltd.	233,488	219,190
NOCIL Ltd.	84,224	211,783
Nuvoco Vistas Corp. Ltd. (b)	70,076	294,092
Olectra Greentech Ltd.	28,394	213,950
Orient Cement Ltd.	87,985	117,713
Orient Electric Ltd.	94,240	309,957

See accompanying notes to financial statements.
176

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Orissa Minerals Development Co. Ltd. (b)	3,098	$ 89,313
Paisalo Digital Ltd.	232,145	148,864
Paushak Ltd.	260	19,669
PC Jeweller Ltd. (b)	125,718	40,921
PCBL Ltd.	122,183	172,609
PNB Housing Finance Ltd. (b)(d)	21,450	133,934
PNC Infratech Ltd.	86,960	305,695
Poly Medicure Ltd.	33,679	390,403
Polyplex Corp. Ltd.	11,362	157,961
Praj Industries Ltd.	92,093	382,122
Pricol Ltd. (b)	38,907	98,117
Prince Pipes & Fittings Ltd.	26,779	176,773
Prism Johnson Ltd. (b)	64,721	82,966
Privi Speciality Chemicals Ltd.	6,421	82,163
Procter & Gamble Health Ltd.	6,130	349,533
PTC India Ltd.	253,747	262,601
Punjab Chemicals & Crop Protection Ltd.	5,123	51,602
PVR Ltd. (b)	60,829	1,135,420
Quess Corp. Ltd. (d)	52,035	234,049
Radico Khaitan Ltd.	58,168	845,527
Rail Vikas Nigam Ltd.	489,545	408,637
Railtel Corp. of India Ltd.	89,028	109,521
Rain Industries Ltd.	134,452	243,848
Rainbow Children's Medicare Ltd.	20,707	184,059
Rajratan Global Wire Ltd.	10,604	95,850
Rallis India Ltd.	76,430	179,398
Ramco Industries Ltd.	5,576	8,417
Ramkrishna Forgings Ltd.	61,358	213,604
Rashtriya Chemicals & Fertilizers Ltd.	131,145	152,157
Rategain Travel Technologies Ltd. (b)	22,042	92,183
Ratnamani Metals & Tubes Ltd.	17,894	431,518
RattanIndia Enterprises Ltd. (b)	247,546	105,877
RattanIndia Power Ltd. (b)	1,511,343	54,251
Raymond Ltd.	33,616	499,868
RBL Bank Ltd. (b)(d)	333,381	572,385
Redington Ltd.	492,488	998,669
Redtape Ltd. (b)	19,360	51,791
Reliance Industrial Infrastructure Ltd.	3,245	30,872
Reliance Infrastructure Ltd. (b)	193,791	340,150
Reliance Power Ltd. (b)	1,889,975	228,823
Religare Enterprises Ltd. (b)	72,338	127,631
Responsive Industries Ltd.	87,340	130,878
Restaurant Brands Asia Ltd. (b)	188,804	206,993
Rhi Magnesita India Ltd.	29,906	229,365
RITES Ltd.	71,931	310,323
Rolex Rings Ltd. (b)	3,487	84,953
Rossari Biotech Ltd.	10,495	76,124
Route Mobile Ltd.	17,788	295,642
RPSG Ventures Ltd. (b)	14,314	63,556
Rupa & Co. Ltd.	18,390	45,705
Security Description	Shares	Value
Safari Industries India Ltd.	11,003	$ 274,176
Sanofi India Ltd.	5,634	393,189
Sansera Engineering Ltd. (d)	8,654	78,708
Sapphire Foods India Ltd. (b)	14,601	216,414
Sarda Energy & Minerals Ltd.	4,308	55,961
Saregama India Ltd.	54,733	220,544
Sasken Technologies Ltd.	8,297	79,414
Schneider Electric Infrastructure Ltd. (b)	66,823	126,600
Sequent Scientific Ltd. (b)	75,587	66,774
Sharda Cropchem Ltd.	31,733	189,087
Share India Securities Ltd.	4,835	62,277
Sheela Foam Ltd. (b)	18,136	219,333
Shilpa Medicare Ltd.	29,811	83,013
Shipping Corp. of India Ltd. (f)	129,515	147,508
Shipping Corp. of India Ltd. (b)(f)	129,515	42,629
Shoppers Stop Ltd. (b)	46,417	366,417
Shree Renuka Sugars Ltd. (b)	448,579	240,712
Shyam Metalics & Energy Ltd.	7,358	23,534
SIS Ltd. (b)	31,535	123,040
Siyaram Silk Mills Ltd.	6,157	31,181
SJVN Ltd.	241,057	97,529
Sobha Ltd.	27,454	143,847
Solara Active Pharma Sciences Ltd. (b)	12,951	51,602
Somany Ceramics Ltd.	11,083	65,926
Sonata Software Ltd.	59,479	605,266
South Indian Bank Ltd. (b)	603,388	107,561
Spandana Sphoorty Financial Ltd. (b)	13,587	88,095
SpiceJet Ltd. (b)	217,470	80,047
Star Cement Ltd. (b)	146,943	199,989
Sterling & Wilson Renewable (b)	35,119	124,609
Sterlite Technologies Ltd.	135,494	243,265
Stove Kraft Ltd. (b)	11,217	51,183
Strides Pharma Science Ltd. (b)	50,646	176,467
Subex Ltd. (b)	396,217	136,922
Sudarshan Chemical Industries Ltd.	29,016	138,155
Sun Pharma Advanced Research Co. Ltd. (b)	45,859	100,080
Sundaram-Clayton Ltd.	3,085	141,460
Sunteck Realty Ltd.	43,132	149,420
Suprajit Engineering Ltd.	56,001	234,954
Supreme Petrochem Ltd.	44,118	198,788
Supriya Lifescience Ltd.	12,222	28,368
Surya Roshni Ltd.	14,846	118,847
Suven Pharmaceuticals Ltd.	72,446	416,433
Suzlon Energy Ltd. (b)	5,114,757	491,669
Swan Energy Ltd.	49,186	127,959
Swaraj Engines Ltd.	1,382	25,888
Symphony Ltd.	16,350	201,763
Tamil Nadu Newsprint & Papers Ltd.	8,553	22,719

See accompanying notes to financial statements.
177

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Tanla Platforms Ltd.	48,061	$ 306,001
Tarsons Products Ltd. (b)	9,220	59,702
Tasty Bite Eatables Ltd.	235	22,940
Tata Coffee Ltd.	58,212	145,809
Tata Investment Corp. Ltd.	18,118	384,638
Tata Metaliks Ltd.	7,916	72,232
Tata Steel Long Products Ltd.	1,994	15,292
Tatva Chintan Pharma Chem Pvt Ltd.	1,860	37,775
TCI Express Ltd.	10,032	182,244
TCNS Clothing Co. Ltd. (b)(d)	19,534	100,044
TeamLease Services Ltd. (b)	8,302	226,227
Techno Electric & Engineering Co. Ltd.	17,828	73,236
Tejas Networks Ltd. (b)(d)	39,853	281,649
Thirumalai Chemicals Ltd.	43,118	90,137
Thomas Cook India Ltd. (b)	67,226	45,931
Thyrocare Technologies Ltd. (d)	13,328	69,711
Tide Water Oil Co. India Ltd.	3,944	39,828
Time Technoplast Ltd.	154,803	145,041
Titagarh Wagons Ltd. (b)	27,243	86,984
Transport Corp. of India Ltd.	16,241	123,879
Triveni Engineering & Industries Ltd.	64,091	211,460
Triveni Turbine Ltd.	95,415	386,792
TTK Prestige Ltd.	35,420	301,328
TV18 Broadcast Ltd. (b)	304,094	106,382
TVS Srichakra Ltd.	1,138	35,242
UCO Bank (b)	794,797	235,008
Uflex Ltd.	38,837	158,571
Unichem Laboratories Ltd.	20,160	71,066
Usha Martin Ltd.	113,094	295,180
UTI Asset Management Co. Ltd.	56,401	440,564
VA Tech Wabag Ltd. (b)	35,156	150,536
Vaibhav Global Ltd.	38,087	126,451
Vakrangee Ltd.	381,163	74,208
Valiant Organics Ltd. (d)	9,331	47,329
Vardhman Textiles Ltd. (b)	75,291	269,071
Varroc Engineering Ltd. (b)(d)	45,966	139,465
Venky's India Ltd.	4,774	83,522
Vesuvius India Ltd.	3,895	77,609
V-Guard Industries Ltd.	127,167	386,921
Vijaya Diagnostic Centre Pvt Ltd.	31,771	151,273
VIP Industries Ltd.	54,334	378,634
V-Mart Retail Ltd.	7,662	201,595
Voltamp Transformers Ltd.	2,821	92,421
VRL Logistics Ltd. (b)	24,452	188,219
VST Industries Ltd.	1,676	64,149
VST Tillers Tractors Ltd.	3,459	95,726
Welspun Corp. Ltd.	93,339	227,718
Welspun India Ltd.	228,801	177,205
West Coast Paper Mills Ltd.	44,035	284,306
Westlife Foodworld Ltd. (b)	62,771	521,943
Wheels India Ltd.	1,319	7,201
Security Description	Shares	Value
Wockhardt Ltd. (b)	41,387	$ 77,504
Yatra Online, Inc. (b)(c)	29,200	67,160
Zensar Technologies Ltd.	76,775	256,298
Zydus Wellnes Ltd.	13,665	257,778
		100,219,229
INDONESIA — 2.7%
ABM Investama Tbk PT	501,700	106,065
Ace Hardware Indonesia Tbk PT	6,133,914	195,539
Adi Sarana Armada Tbk PT (b)	1,616,375	81,387
AKR Corporindo Tbk PT	6,583,800	680,576
Arwana Citramulia Tbk PT	1,745,800	117,011
Astra Agro Lestari Tbk PT	424,522	229,326
Bank Aladin Syariah Tbk PT (b)	4,579,700	366,510
Bank BTPN Syariah Tbk PT	2,176,124	317,831
Bank Bumi Arta Tbk PT	1,080,500	47,559
Bank CIMB Niaga Tbk PT	3,499,500	296,400
Bank Danamon Indonesia Tbk PT	2,594,688	496,632
Bank Ina Perdana PT (b)	599,900	160,832
Bank Neo Commerce Tbk PT (b)	4,618,327	184,801
Bank OCBC Nisp Tbk PT	3,602,700	183,805
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,909,800	173,219
Bank Pembangunan Daerah Jawa Timur Tbk PT (b)	6,180,000	302,931
Bank Raya Indonesia Tbk PT (b)	3,351,700	86,282
Bank Tabungan Negara Persero Tbk PT	7,746,799	632,887
BFI Finance Indonesia Tbk PT	6,994,795	613,435
Bhakti Multi Artha Tbk PT (b)	3,116,300	161,068
Bintang Oto Global Tbk PT (b)	3,077,063	250,360
Bumi Resources Tbk PT (b)	64,592,600	547,085
Bumi Serpong Damai Tbk PT (b)	9,510,000	621,548
Bumitama Agri Ltd.	476,500	202,491
Cemindo Gemilang PT (b)	2,610,600	159,305
Cikarang Listrindo Tbk PT (d)	500,800	22,043
Ciputra Development Tbk PT	8,492,199	563,522
Digital Mediatama Maxima Tbk PT (b)	2,081,734	111,761
Erajaya Swasembada Tbk PT	6,643,400	230,389
Harum Energy Tbk PT	2,319,370	225,835
Impack Pratama Industri Tbk PT	550,600	125,950
Indika Energy Tbk PT	1,324,100	212,817
Indosterling Technomedia Tbk PT (b)	59,900	1,957
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	6,918,365	401,412
Inti Agri Resources Tbk PT (b)(e)	258,200	—
Japfa Comfeed Indonesia Tbk PT	4,537,547	340,441

See accompanying notes to financial statements.
178

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Jasa Marga Persero Tbk PT (b)	2,147,914	$ 461,255
M Cash Integrasi PT (b)	266,016	139,710
Matahari Department Store Tbk PT	1,044,900	343,550
MD Pictures Tbk PT (b)	943,500	64,181
Medco Energi Internasional Tbk PT	6,417,292	432,256
Media Nusantara Citra Tbk PT (b)	6,819,500	268,332
Medikaloka Hermina Tbk PT	7,073,253	639,185
Metro Healthcare Indonesia TBK PT (b)	4,806,100	158,339
Metrodata Electronics Tbk PT	6,354,645	245,803
Mitra Adiperkasa Tbk PT (b)	6,918,500	696,718
Mitra Pinasthika Mustika Tbk PT	1,598,900	130,625
Pabrik Kertas Tjiwi Kimia Tbk PT	1,470,185	659,375
Pacific Strategic Financial Tbk PT (b)	6,873,700	561,558
Pakuwon Jati Tbk PT	8,844,500	267,792
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,941,023	200,063
PP Persero Tbk PT (b)	3,415,100	132,099
Prima Andalan Mandiri Tbk PT	208,400	92,077
Prodia Widyahusada Tbk PT	494,636	193,803
Rimo International Lestari Tbk PT (b)(e)	100,200	—
Samudera Indonesia Tbk PT	3,976,400	99,181
Sawit Sumbermas Sarana Tbk PT	2,714,400	305,935
Siloam International Hospitals Tbk PT	1,766,200	178,452
Sumber Tani Agung Resources Tbk PT	2,857,100	194,354
Summarecon Agung Tbk PT	10,910,915	385,660
Surya Citra Media Tbk PT	25,238,535	316,439
Surya Esa Perkasa Tbk PT	6,929,500	436,719
Temas Tbk PT	635,900	126,803
Timah Tbk PT	2,574,412	176,841
Trada Alam Minera Tbk PT (b)(e)	6,757,200	—
Triputra Agro Persada PT	2,485,300	103,592
Wijaya Karya Persero Tbk PT (b)	3,557,500	122,186
XL Axiata Tbk PT	3,584,932	473,385
		18,057,280
KUWAIT — 1.3%
A'ayan Leasing & Investment Co. KSCP	214,981	92,480
Acico Industries Co. KSC (b)	68,381	17,716
Al Mazaya Holding Co. KSCP (b)	621,166	82,795
ALAFCO Aviation Lease & Finance Co. KSCP (b)	317,515	193,499
Security Description	Shares	Value
Alimtiaz Investment Group KSC	883,624	$ 160,397
Arabi Group Holding KSC (b)	62,218	48,663
Arzan Financial Group for Financing & Investment KPSC	235,674	80,645
Boubyan Petrochemicals Co. KSCP	288,544	735,348
Boursa Kuwait Securities Co. KPSC	75,168	439,715
Commercial Real Estate Co. KSC	1,011,810	330,730
First Investment Co. KSCP (b)	382,192	38,736
Gulf Cables & Electrical Industries Group Co. KSCP	112,891	402,854
Heavy Engineering & Ship Building Co. KSCP Class B	145,946	279,193
Humansoft Holding Co. KSC	71,369	904,992
Integrated Holding Co. KCSC	181,443	218,193
Jazeera Airways Co. KSCP	94,411	556,897
Kuwait Cement Co. KSC	96,036	56,335
Kuwait Financial Centre SAK	268,718	85,734
Kuwait International Bank KSCP	664,208	404,780
Kuwait Projects Co. Holding KSCP	1,352,407	542,109
Kuwait Real Estate Co. KSC	305,644	108,572
Mezzan Holding Co. KSCC	115,568	137,845
National Industries Group Holding SAK	1,653,111	1,050,535
National Investments Co. KSCP	217,267	170,641
National Real Estate Co. KPSC (b)	773,091	212,641
Noor Financial Investment Co. KSC	216,078	107,036
Salhia Real Estate Co. KSCP REIT	257,400	442,911
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	354,266	204,351
Warba Bank KSCP (b)	922,275	685,282
		8,791,625
MALAYSIA — 4.7%
Aeon Co. M Bhd	341,600	100,641
AEON Credit Service M Bhd	53,400	138,205
Alliance Bank Malaysia Bhd	782,900	603,254
Ancom Nylex Bhd (b)	339,500	83,096
Astro Malaysia Holdings Bhd	2,083,591	328,180
Axis Real Estate Investment Trust	869,200	370,333
Bank Islam Malaysia Bhd	744,018	362,524
Berjaya Corp. Bhd (b)	2,220,245	153,467
Berjaya Food Bhd	563,000	117,385
Bermaz Auto Bhd	711,000	372,218
Boustead Holdings Bhd	258,000	49,992
Boustead Plantations Bhd	248,600	40,001

See accompanying notes to financial statements.
179

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
British American Tobacco Malaysia Bhd	119,936	$ 295,185
Bumi Armada Bhd (b)	1,875,000	267,705
Bursa Malaysia Bhd	490,747	710,680
Cahya Mata Sarawak Bhd	488,100	126,104
CAPITAL A Bhd (b)	1,523,800	265,910
Carlsberg Brewery Malaysia Bhd Class B	116,400	568,217
Chin Hin Group Bhd	542,200	586,129
CTOS Digital Bhd	1,208,400	358,754
D&O Green Technologies Bhd	503,524	492,969
Dagang NeXchange Bhd	2,035,818	276,825
Datasonic Group Bhd	1,314,500	125,120
Dayang Enterprise Holdings Bhd	608,500	184,791
DRB-Hicom Bhd	497,300	155,530
Dufu Technology Corp. Bhd	313,077	149,000
Duopharma Biotech Bhd	521,242	184,280
Eco World Development Group Bhd	879,500	146,500
Ekovest Bhd (b)	1,007,600	90,199
Farm Fresh Bhd	192,100	65,303
FGV Holdings Bhd	599,100	200,945
Formosa Prosonic Industries BHD	72,900	48,738
Fraser & Neave Holdings Bhd	107,100	631,071
Frontken Corp. Bhd	796,815	563,414
Gas Malaysia Bhd	232,300	166,361
Genetec Technology Bhd (b)	350,488	214,463
Genting Plantations Bhd	240,647	322,317
GHL Systems Bhd	440,400	85,834
Globetronics Technology Bhd	408,400	106,439
Greatech Technology Bhd (b)	314,300	352,586
Hap Seng Plantations Holdings Bhd	87,000	34,701
Hartalega Holdings Bhd	1,425,500	613,813
Heineken Malaysia Bhd	130,300	782,538
Hengyuan Refining Co. Bhd	100,100	78,038
Hextar Global Bhd	659,152	310,716
Hiap Teck Venture Bhd	1,297,744	99,996
Hibiscus Petroleum Bhd	1,123,400	252,049
Hong Leong Capital Bhd	93,711	131,249
Hong Seng Consolidated Bhd (b)	2,398,874	62,520
IGB Real Estate Investment Trust	1,196,300	471,742
IJM Corp. Bhd	2,162,785	784,239
IOI Properties Group Bhd	1,244,700	310,294
JAKS Resources Bhd (b)	1,651,587	71,117
JF Technology Bhd	569,441	102,596
JHM Consolidation Bhd (b)	412,502	78,527
Kelington Group Bhd	439,842	146,531
Kossan Rubber Industries Bhd	1,015,904	301,606
KPJ Healthcare Bhd	2,058,864	527,256
Leong Hup International Bhd (b)	330,600	39,335
Security Description	Shares	Value
Lingkaran Trans Kota Holdings Bhd	183,300	$ 20,355
Lotte Chemical Titan Holding Bhd (d)	502,831	153,841
Magnum Bhd	737,090	190,432
Mah Sing Group Bhd	1,388,500	185,658
Malakoff Corp. Bhd	1,039,500	162,551
Malayan Flour Mills Bhd	922,019	159,851
Malaysia Building Society Bhd	1,143,807	151,644
Malaysia Smelting Corp. Bhd	160,200	70,797
Malaysian Pacific Industries Bhd	70,300	461,391
Malaysian Resources Corp. Bhd	2,469,500	193,083
Matrix Concepts Holdings Bhd	630,950	207,338
Mega First Corp. BHD	493,619	391,539
Mi Technovation Bhd	368,585	148,687
My EG Services Bhd	3,388,963	587,548
Padini Holdings Bhd	547,100	494,715
Pavilion Real Estate Investment Trust	985,400	299,249
Pentamaster Corp. Bhd	443,859	492,897
PIE Industrial Bhd	188,279	153,610
PMB Technology Bhd (b)	457,300	446,677
Rapid Synergy Bhd (b)	17,300	68,612
RCE Capital Bhd	150,500	62,076
Sam Engineering & Equipment M Bhd	36,100	36,980
Sarawak Oil Palms Bhd	113,300	61,368
Scientex Bhd	717,664	561,120
Sime Darby Property Bhd	2,538,900	279,063
SKP Resources Bhd	743,015	210,486
SP Setia Bhd Group	1,342,909	181,083
Sports Toto Bhd	460,961	155,656
Sunway Bhd	1,394,014	502,319
Sunway Real Estate Investment Trust	1,980,400	718,105
Supermax Corp. Bhd	1,286,193	269,627
Syarikat Takaful Malaysia Keluarga Bhd	383,814	288,785
Ta Ann Holdings Bhd	300,211	214,995
Taliworks Corp. Bhd	414,600	79,866
Thong Guan Industries Bhd	286,711	149,447
TIME dotCom Bhd	886,296	1,114,775
Top Glove Corp. Bhd (b)	4,143,700	882,737
TSH Resources Bhd	789,372	182,472
Uchi Technologies Bhd	144,800	106,323
UEM Sunrise Bhd (b)	565,500	33,962
UMW Holdings Bhd	290,100	253,118
Unisem M Bhd	446,282	313,535
United Plantations Bhd	128,600	477,969
UOA Development Bhd	510,200	191,939
UWC Bhd	286,127	223,714
Velesto Energy Bhd (b)	1,754,800	83,515
ViTrox Corp. Bhd	289,200	523,018
VS Industry Bhd	2,185,500	398,714
WCT Holdings Bhd	392,900	37,843

See accompanying notes to financial statements.
180

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Widad Group Bhd (b)	1,285,241	$ 122,335
Yinson Holdings Bhd	1,542,704	898,527
YTL Corp. Bhd	3,718,684	518,298
YTL Power International Bhd	1,599,593	335,325
		31,169,098
MEXICO — 2.1%
Alsea SAB de CV (b)	390,762	934,055
Betterware de Mexico SAPI de CV (c)	9,701	115,442
Bolsa Mexicana de Valores SAB de CV	386,641	826,773
Concentradora Fibra Danhos SA de CV REIT	547,549	727,498
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)(c)	639,347	786,082
Corp. Inmobiliaria Vesta SAB de CV (c)	560,663	1,758,437
FIBRA Macquarie Mexico REIT (d)	485,697	769,325
Genomma Lab Internacional SAB de CV Class B	633,266	508,198
Gentera SAB de CV	731,400	800,425
Grupo Herdez SAB de CV (c)	84,261	216,859
Grupo Rotoplas SAB de CV (b)	98,662	150,703
Grupo Traxion SAB de CV (b)(c)(d)	188,997	389,696
La Comer SAB de CV (c)	268,819	624,852
Megacable Holdings SAB de CV (c)	201,671	512,778
Nemak SAB de CV (b)(d)	1,532,115	392,872
Qualitas Controladora SAB de CV (c)	189,236	1,208,297
Regional SAB de CV (c)	107,245	817,761
TF Administradora Industrial S de Real de CV REIT	644,378	1,186,618
Vista Energy SAB de CV ADR (b)	56,456	1,117,264
		13,843,935
MONACO — 0.1%
Costamare, Inc.	44,543	419,150
PAKISTAN — 0.4%
Engro Corp. Ltd.	177,032	172,607
Engro Fertilizers Ltd.	417,308	124,689
Fauji Fertilizer Co. Ltd.	508,328	179,014
Habib Bank Ltd.	478,548	123,533
Hub Power Co. Ltd.	674,296	160,406
Lucky Cement Ltd. (b)	124,826	176,962
Mari Petroleum Co. Ltd.	18,412	98,152
MCB Bank Ltd.	462,478	187,354
Meezan Bank Ltd.	446,111	149,607
Millat Tractors Ltd.	50,986	96,945
Oil & Gas Development Co. Ltd.	378,424	111,124
Pakistan Oilfields Ltd.	69,770	98,038
Pakistan Petroleum Ltd.	436,173	98,274
Security Description	Shares	Value
Pakistan State Oil Co. Ltd.	158,440	$ 65,798
Systems Ltd.	133,903	217,952
TRG Pakistan (b)	332,019	124,024
United Bank Ltd.	283,515	106,425
		2,290,904
PERU — 0.4%
Alicorp SAA	318,330	550,151
Cia de Minas Buenaventura SAA ADR	179,936	1,471,876
Ferreycorp SAA	516,380	295,188
Volcan Cia Minera SAA Class B (b)	1,960,951	240,358
		2,557,573
PHILIPPINES — 0.9%
Alliance Global Group, Inc.	2,887,183	656,407
AREIT, Inc.	436,600	262,209
Bloomberry Resorts Corp. (b)	2,864,100	516,291
Cebu Air, Inc. (b)	49,500	37,786
Century Pacific Food, Inc.	796,555	378,754
D&L Industries, Inc.	2,542,552	383,967
DITO CME Holdings Corp. (b)	2,400,329	125,392
Filinvest Land, Inc.	501,000	6,912
Filinvest REIT Corp.	1,023,500	98,462
First Gen Corp.	320,000	97,710
LT Group, Inc.	2,681,368	488,284
Manila Water Co., Inc.	820,200	297,212
Megaworld Corp.	7,321,000	269,328
MREIT, Inc.	669,700	178,127
Philcomsat Holdings Corp.	36,115	27,735
Puregold Price Club, Inc.	660,400	380,217
Real Commercial REIT, Inc.	2,792,300	297,900
Robinsons Land Corp.	1,928,072	521,340
Robinsons Retail Holdings, Inc.	265,330	263,061
Security Bank Corp.	270,729	458,145
Synergy Grid & Development Phils, Inc.	1,016,600	200,086
		5,945,325
POLAND — 1.7%
11 bit studios SA (b)	2,126	328,174
Alior Bank SA (b)	71,516	643,271
Amica SA	2,844	52,351
Asseco Poland SA	61,109	1,079,466
Auto Partner SA	28,300	116,667
Bank Handlowy w Warszawie SA	29,750	563,503
Bank Millennium SA (b)	514,815	532,017
Budimex SA	9,493	695,220
Bumech SA	6,192	51,743
CCC SA (b)	32,867	294,411
Celon Pharma SA	8,219	28,617
Datawalk SA (b)	3,021	40,097
Dom Development SA	1,423	42,610
Enea SA (b)	165,966	243,476
Eurocash SA (b)	54,250	234,980

See accompanying notes to financial statements.
181

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Famur SA (b)	207,673	$ 184,628
Grupa Azoty SA (b)	30,987	258,078
Grupa Kety SA	6,740	829,192
Grupa Pracuj SA	12,563	169,138
Jastrzebska Spolka Weglowa SA (b)	38,563	421,700
KRUK SA	13,707	980,606
LiveChat Software SA	12,045	400,377
Lubelski Wegiel Bogdanka SA	6,354	56,165
Mabion SA (b)	10,570	43,722
Mo-BRUK SA	1,624	126,285
Neuca SA	1,132	161,074
Orange Polska SA	422,726	669,799
PCF Group SA	3,189	29,684
PKP Cargo SA (b)	28,667	106,535
PlayWay SA	4,186	408,101
Stalprodukt SA	802	53,616
STS Holding SA	26,978	114,536
Tauron Polska Energia SA (b)	871,077	389,635
TEN Square Games SA	3,648	78,624
Tim SA	7,873	89,913
Wirtualna Polska Holding SA	12,535	293,877
XTB SA (d)	44,263	325,701
Zespol Elektrowni Patnow Adamow Konin SA (b)	10,543	57,511
		11,195,100
QATAR — 0.6%
Aamal Co.	879,037	196,093
Al Khaleej Takaful Group QSC	41,517	22,811
Al Meera Consumer Goods Co. QSC (b)	88,979	370,583
Baladna	714,444	259,084
Gulf International Services QSC	1,091,725	533,266
Gulf Warehousing Co.	162,826	167,523
Lesha Bank LLC (b)	599,846	161,826
Mannai Corp. QSC	47,468	73,054
Mazaya Real Estate Development QPSC (b)	658,555	109,277
Medicare Group	117,463	187,231
Qatar National Cement Co. QSC	165,535	191,002
Qatari Investors Group QSC	502,618	232,944
Salam International Investment Ltd. QSC (b)	612,839	91,926
United Development Co. QSC	1,399,637	420,660
Vodafone Qatar QSC	1,421,899	675,402
		3,692,682
RUSSIA — 0.0% (a)
Detsky Mir PJSC (b)(d)(e)	414,207	—
Etalon Group PLC GDR (b)(e)	205,302	—
Globaltrans Investment PLC GDR (b)(e)	121,419	—
M.Video PJSC (b)(e)	61,705	—
Mosenergo PJSC (e)	8,150,848	—
Security Description	Shares	Value
OGK-2 PJSC (e)	21,527,092	$ —
		—
SAUDI ARABIA — 3.8%
Abdul Mohsen Al-Hokair Tourism & Development Co. (b)	17,544	116,564
Abdullah Saad Mohammed Abo Moati Stationaries Co.	4,083	31,925
Al Babtain Power & Telecommunication Co.	22,522	140,399
Al Gassim Investment Holding Co. (b)	3,847	26,646
Al Hammadi Holding	69,015	896,311
Al Hassan Ghazi Ibrahim Shaker Co. (b)	14,945	78,036
Al Jouf Agricultural Development Co.	8,658	119,478
Al Jouf Cement Co. (b)	41,523	139,380
Al Khaleej Training & Education Co. (b)	40,314	177,422
Al Masane Al Kobra Mining Co.	14,823	293,798
Al Moammar Information Systems Co.	10,177	308,534
Al Rajhi Co. for Co-operative Insurance (b)	14,589	401,871
Al Rajhi REIT	127,615	328,752
Al Yamamah Steel Industries Co.	12,680	75,262
AlAbdullatif Industrial Investment Co. (b)	16,551	75,839
Alahli REIT Fund 1	53,745	136,306
Alamar Foods	3,977	152,566
Alandalus Property Co.	47,047	216,830
Alaseel Co.	11,488	115,073
Al-Dawaa Medical Services Co.	16,008	341,167
Aldrees Petroleum & Transport Services Co.	28,701	725,611
Al-Etihad Cooperative Insurance Co. (b)	31,216	129,731
Alinma Retail REIT Fund	58,681	76,288
AlJazira Takaful Ta'awuni Co. (b)	7,057	32,073
Alkhabeer REIT	48,895	86,491
AlKhorayef Water & Power Technologies Co.	4,675	166,141
Almunajem Foods Co.	11,551	179,095
Alujain Corp.	25,416	247,816
Amlak International Finance Co.	19,311	78,711
Anaam International Holding Group Co. (b)	11,995	67,873
Arab Sea Information Systems Co. (b)	3,198	67,986
Arabian Cement Co.	41,325	399,632
Arabian Contracting Services Co.	10,619	345,131

See accompanying notes to financial statements.
182

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Arabian Shield Cooperative Insurance Co. (b)	15,634	$ 65,307
Arriyadh Development Co.	66,037	321,591
Astra Industrial Group	25,776	436,043
Ataa Educational Co.	14,261	239,729
Ayyan Investment Co. (b)	20,122	83,839
Baazeem Trading Co.	2,825	49,671
Basic Chemical Industries Ltd. (b)	9,214	83,335
Batic Investments & Logistic Co. (b)	21,125	133,378
Bawan Co.	27,261	204,801
Buruj Cooperative Insurance Co. (b)	17,403	79,558
Care International Co. (b)	819	17,367
City Cement Co.	55,736	305,875
Derayah REIT	110,526	291,501
Dur Hospitality Co. (b)	42,019	265,522
Eastern Province Cement Co.	37,290	402,335
Electrical Industries Co.	8,879	80,542
Fawaz Abdulaziz Al Hokair & Co. (b)	29,755	120,171
Fitaihi Holding Group (b)	8,467	65,977
Gulf Insurance Group	12,449	92,861
Hail Cement Co.	32,429	99,696
Halwani Brothers Co.	5,834	85,326
Herfy Food Services Co. (b)	20,787	181,084
Jadwa REIT Saudi Fund	128,121	441,667
Jazan Energy & Development Co. (b)	35,899	130,639
L'Azurde Co. for Jewelry	15,436	55,350
Leejam Sports Co. JSC	19,101	534,301
Maharah Human Resources Co.	10,635	170,276
Malath Cooperative Insurance Co. (b)	14,796	51,479
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	32,590	68,415
Methanol Chemicals Co. (b)	21,540	140,245
Middle East Healthcare Co. (b)	25,271	253,471
Middle East Paper Co.	15,685	131,206
Musharaka Real Estate Income Fund REIT	100,862	207,705
Najran Cement Co.	51,520	177,878
Nama Chemicals Co. (b)	2,882	25,106
National Agriculture Development Co. (b)	31,319	230,698
National Co. for Glass Industries	32,427	285,508
National Co. for Learning & Education	18,490	492,581
National Gas & Industrialization Co.	28,443	437,969
National Gypsum	9,440	56,685
National Medical Care Co.	17,765	426,886
Security Description	Shares	Value
National Metal Manufacturing & Casting Co. (b)	11,252	$ 55,575
Nayifat Finance Co.	18,662	91,577
Northern Region Cement Co.	50,091	148,924
Qassim Cement Co.	34,343	615,735
Retal Urban Development Co.	2,813	88,878
Riyad REIT Fund	162,353	397,913
Riyadh Cement Co.	41,018	349,675
Sadr Logistics Co. (b)	5,279	50,558
Saudi Advanced Industries Co.	31,909	206,226
Saudi Airlines Catering Co. (b)	31,335	716,238
Saudi Arabia Refineries Co.	4,448	94,797
Saudi Automotive Services Co.	25,635	253,707
Saudi Ceramic Co.	27,215	227,656
Saudi Chemical Co. Holding	32,773	253,195
Saudi Co. For Hardware CJSC (b)	11,361	87,772
Saudi Fisheries Co. (b)	12,278	88,642
Saudi Ground Services Co. (b)	71,713	427,943
Saudi Industrial Services Co.	30,963	232,200
Saudi Marketing Co. (b)	10,027	60,904
Saudi Paper Manufacturing Co. (b)	12,494	96,192
Saudi Pharmaceutical Industries & Medical Appliances Corp.	27,605	174,586
Saudi Printing & Packaging Co. (b)	15,505	75,342
Saudi Public Transport Co. (b)	50,651	243,425
Saudi Real Estate Co. (b)	112,774	371,938
Saudi Reinsurance Co. (b)	23,132	90,835
Saudi Steel Pipe Co. (b)	12,209	68,628
Saudi Vitrified Clay Pipe Co. Ltd. (b)	7,844	89,960
Saudia Dairy & Foodstuff Co.	13,679	865,118
Scientific & Medical Equipment House Co.	2,403	44,684
Sedco Capital REIT Fund	63,142	172,586
Seera Group Holding (b)	119,203	706,892
Shams (b)	13,256	54,384
SHL Finance Co.	28,048	150,637
Sinad Holding Co. (b)	41,648	121,381
Sumou Real Estate Co.	10,753	127,620
Tabuk Agriculture (b)	14,206	67,138
Tabuk Cement Co.	34,748	137,559
Takween Advanced Industries Co. (b)	17,653	43,501
Tanmiah Food Co.	2,972	101,819
Theeb Rent A Car Co.	11,942	249,421
Umm Al-Qura Cement Co.	29,533	126,513
United International Transportation Co.	19,259	298,605
United Wire Factories Co.	10,899	73,024
Wafrah for Industry & Development (b)	7,040	61,985
Walaa Cooperative Insurance Co. (b)	24,500	88,113

See accompanying notes to financial statements.
183

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Yamama Cement Co.	76,134	$ 624,698
Yanbu Cement Co.	61,330	571,849
Zahrat Al Waha For Trading Co.	5,298	47,353
Zamil Industrial Investment Co. (b)	23,961	105,707
		25,297,920
SINGAPORE — 0.2%
Geo Energy Resources Ltd. (c)	717,600	178,112
Guan Chong Bhd	367,410	201,503
Japfa Ltd. (c)	586,900	101,528
Riverstone Holdings Ltd. (c)	427,400	192,877
Silverlake Axis Ltd.	361,200	89,652
Yangzijiang Financial Holding Ltd. (b)(c)	1,949,600	549,885
		1,313,557
SOUTH AFRICA — 4.2%
Adcock Ingram Holdings Ltd.	51,702	149,344
Advtech Ltd.	470,558	475,531
AECI Ltd.	73,253	387,600
Afrimat Ltd.	99,153	275,510
Alexander Forbes Group Holdings Ltd.	207,500	59,645
Altron Ltd. Class A (c)	148,610	71,782
ArcelorMittal South Africa Ltd. (b)(c)	287,121	60,685
Astral Foods Ltd.	26,130	232,722
Attacq Ltd. REIT (c)	291,731	143,543
Aveng Ltd. (b)	77,198	56,302
AVI Ltd.	279,120	1,104,367
Barloworld Ltd.	155,010	780,270
Blue Label Telecoms Ltd. (b)	534,009	125,809
Brait PLC (b)(c)	108,696	22,177
Cashbuild Ltd.	15,957	166,832
City Lodge Hotels Ltd.	257,393	57,738
Coronation Fund Managers Ltd.	167,200	285,067
Curro Holdings Ltd. (b)(c)	421,021	187,463
DataTec Ltd.	149,836	319,307
Dis-Chem Pharmacies Ltd. (d)	323,818	473,430
DRDGOLD Ltd.	426,042	409,413
Emira Property Fund Ltd. REIT	102,119	58,189
Equites Property Fund Ltd. REIT	640,121	554,525
Fairvest Ltd. Class B, REIT	1,073,267	184,499
Famous Brands Ltd.	29,827	110,012
Fortress Real Estate Investments Ltd. Class A, REIT (b)	845,718	553,405
Fortress Real Estate Investments Ltd. Class B, REIT (b)	1,362,915	348,746
Grindrod Ltd.	364,812	187,521
Hosken Consolidated Investments Ltd.	41,433	469,126
Hudaco Industries Ltd.	23,318	212,908
Security Description	Shares	Value
Hyprop Investments Ltd. REIT	263,922	$ 441,791
Investec Property Fund Ltd. REIT	290,929	135,278
Italtile Ltd.	426,398	298,485
JSE Ltd.	54,601	301,463
KAP Industrial Holdings Ltd.	1,887,797	338,351
Lesaka Technologies, Inc. (b)	29,513	141,662
Lewis Group Ltd.	8,929	20,633
Life Healthcare Group Holdings Ltd.	860,650	935,716
Merafe Resources Ltd.	587,209	45,011
Metair Investments Ltd.	174,126	245,352
MiX Telematics Ltd. ADR	16,673	129,216
Momentum Metropolitan Holdings (c)	893,504	887,839
Motus Holdings Ltd.	162,676	889,366
Murray & Roberts Holdings Ltd. (b)	277,835	26,621
Nampak Ltd. (b)	495,869	26,271
Netcare Ltd.	1,194,340	996,938
Oceana Group Ltd.	57,697	225,585
Omnia Holdings Ltd.	143,468	454,440
Pick n Pay Stores Ltd.	302,963	721,784
PPC Ltd. (b)	1,176,403	193,608
PSG Konsult Ltd.	904,758	616,005
Purple Group Ltd. (b)	318,248	22,780
Raubex Group Ltd.	152,929	216,346
Redefine Properties Ltd. REIT	5,361,926	1,100,037
Renergen Ltd. (b)	72,748	76,428
Resilient REIT Ltd.	313,769	824,102
Reunert Ltd.	98,409	335,009
RMB Holdings Ltd.	614,885	16,981
SA Corporate Real Estate Ltd. REIT	884,551	102,203
Santam Ltd. (c)	35,322	567,382
Sappi Ltd. (c)	441,583	1,140,139
SPAR Group Ltd. (c)	141,226	1,120,813
Steinhoff International Holdings NV (b)(c)	3,119,928	38,686
Stor-Age Property REIT Ltd. (c)	288,315	208,812
Sun International Ltd. (c)	132,016	319,949
Super Group Ltd.	308,149	566,018
Telkom SA SOC Ltd. (b)(c)	277,546	558,768
Tiger Brands Ltd. (c)	114,564	1,294,765
Transaction Capital Ltd.	446,115	320,584
Truworths International Ltd.	360,833	1,084,380
Tsogo Sun Gaming Ltd. (c)	254,252	173,538
Vukile Property Fund Ltd. REIT (c)	661,360	463,707
Wilson Bayly Holmes-Ovcon Ltd. (b)	34,196	203,914
Zeda Ltd. (b)	155,010	97,763
Zeder Investments Ltd. (c)	423,775	41,082
		27,489,069
SPAIN — 0.1%
AmRest Holdings SE (b)	57,934	253,357

See accompanying notes to financial statements.
184

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
TAIWAN — 28.0%
91APP, Inc.	34,000	$ 121,718
Abico Avy Co. Ltd. (b)	85,000	60,161
Ability Enterprise Co. Ltd. (c)	79,000	52,412
Ability Opto-Electronics Technology Co. Ltd. (b)(c)	61,070	207,595
AcBel Polytech, Inc.	496,000	627,992
ACES Electronic Co. Ltd.	67,238	69,341
Acme Electronics Corp. (b)	84,221	74,823
Acter Group Corp. Ltd.	30,000	135,972
Actron Technology Corp.	37,877	242,582
ADATA Technology Co. Ltd.	235,652	615,300
Addcn Technology Co. Ltd.	19,090	126,650
Adimmune Corp. (b)	222,362	288,108
Adlink Technology, Inc.	47,000	96,941
Advanced Ceramic X Corp.	40,642	313,016
Advanced International Multitech Co. Ltd. (c)	82,805	270,328
Advanced Lithium Electrochemistry Cayman Co. Ltd. (b)	46,000	98,202
Advanced Optoelectronic Technology, Inc.	113,946	77,280
Advanced Power Electronics Corp. (c)	36,793	125,674
Advanced Wireless Semiconductor Co.	92,426	264,703
Advancetek Enterprise Co. Ltd.	204,042	217,127
AGV Products Corp.	961,000	366,125
Alchip Technologies Ltd. (c)	53,003	2,158,470
Alcor Micro Corp.	51,466	57,386
Alexander Marine Co. Ltd. (c)	10,000	169,144
ALI Corp. (b)	141,943	100,697
All Ring Tech Co. Ltd.	50,802	113,959
Allied Circuit Co. Ltd.	23,750	102,964
Allied Supreme Corp. (c)	37,000	366,992
Allis Electric Co. Ltd.	160,501	200,577
Alltek Technology Corp.	84,000	113,389
Alltop Technology Co. Ltd.	20,607	95,429
Alpha Networks, Inc.	476,285	545,153
Altek Corp.	217,516	255,397
Amazing Microelectronic Corp. (c)	54,664	220,828
Ambassador Hotel (b)	44,000	50,796
AMPACS Corp.	63,412	114,963
AmTRAN Technology Co. Ltd.	644,742	214,932
Andes Technology Corp.	27,089	461,752
Anpec Electronics Corp. (c)	44,582	229,883
AP Memory Technology Corp. (c)	104,324	1,110,140
APCB, Inc.	168,684	95,845
Apex Biotechnology Corp.	70,000	59,315
Apex Dynamics, Inc.	7,000	48,050
Apex International Co. Ltd. (c)	100,366	195,145
Arcadyan Technology Corp.	190,318	665,699
Ardentec Corp.	249,083	470,392
Argosy Research, Inc.	37,368	136,843
Security Description	Shares	Value
Asia Optical Co., Inc.	210,540	$ 456,380
Asia Pacific Telecom Co. Ltd. (b)	1,497,995	318,319
Asia Polymer Corp.	526,020	498,421
Asia Vital Components Co. Ltd. (c)	207,527	961,041
ASIX Electronics Corp.	30,703	125,545
ASROCK, Inc.	30,801	142,637
Aten International Co. Ltd.	161,000	438,358
Auden Techno Corp.	23,861	124,996
AURAS Technology Co. Ltd. (c)	48,227	349,259
Aurora Corp.	9,000	23,499
Avermedia Technologies	64,000	49,081
Bafang Yunji International Co. Ltd. (c)	33,661	204,525
Bank of Kaohsiung Co. Ltd.	107,250	43,326
Basso Industry Corp.	112,800	159,489
BenQ Materials Corp.	109,822	130,751
BES Engineering Corp. (c)	2,485,356	755,871
Biostar Microtech International Corp.	135,251	70,852
Bioteque Corp.	26,729	98,761
Bizlink Holding, Inc. (c)	99,764	914,169
Bora Pharmaceuticals Co. Ltd.	29,918	727,131
Brave C&H Supply Co. Ltd.	14,000	39,130
Brighton-Best International Taiwan, Inc.	290,227	343,630
Brogent Technologies, Inc. (b)	35,136	147,133
Browave Corp.	73,337	136,088
C Sun Manufacturing Ltd.	75,322	119,610
Calin Technology Co. Ltd. (b)	89,317	143,887
Capital Securities Corp.	1,908,771	752,287
Career Technology MFG. Co. Ltd. (b)	283,943	224,748
Cashbox Partyworld Co. Ltd.	36,981	110,891
Caswell, Inc.	45,166	169,108
Cathay Real Estate Development Co. Ltd.	633,332	355,693
Celxpert Energy Corp.	23,000	25,721
Center Laboratories, Inc.	367,594	557,171
Central Reinsurance Co. Ltd.	140,178	81,489
Century Iron & Steel Industrial Co. Ltd.	114,000	354,197
Century Wind Power Co. Ltd.	20,938	98,338
CH Biotech R&D Co. Ltd.	19,895	52,470
Chang Wah Electromaterials, Inc.	604,190	734,216
Chang Wah Technology Co. Ltd.	258,000	380,041
Channel Well Technology Co. Ltd.	117,937	171,594
Chant Sincere Co. Ltd.	30,000	79,612
Charoen Pokphand Enterprise	200,542	547,337
Cheng Loong Corp.	863,128	800,833
Cheng Mei Materials Technology Corp. (b)	384,856	158,632

See accompanying notes to financial statements.
185

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Cheng Uei Precision Industry Co. Ltd.	340,915	$ 462,988
Chia Chang Co. Ltd.	84,000	104,974
Chia Hsin Cement Corp.	427,867	266,297
Chicony Power Technology Co. Ltd.	84,000	223,467
Chief Telecom, Inc.	15,000	189,671
Chieftek Precision Co. Ltd.	58,267	148,885
China Bills Finance Corp.	807,394	397,764
China Chemical & Pharmaceutical Co. Ltd. (c)	447,000	381,706
China Electric Manufacturing Corp.	139,000	76,239
China General Plastics Corp.	240,557	207,789
China Man-Made Fiber Corp. (b)	1,360,828	371,856
China Metal Products	176,727	206,053
China Motor Corp.	205,000	430,232
China Petrochemical Development Corp.	2,431,225	786,520
China Steel Chemical Corp.	142,000	538,665
China Steel Structure Co. Ltd.	76,808	148,331
Chinese Maritime Transport Ltd.	50,832	65,862
Chin-Poon Industrial Co. Ltd.	203,000	216,684
Chipbond Technology Corp.	527,000	1,199,478
ChipMOS Technologies, Inc.	299,875	377,706
CHO Pharma, Inc. (b)	70,382	282,013
Chong Hong Construction Co. Ltd.	252,275	649,589
Chun YU Works & Co. Ltd.	124,624	101,099
Chun Yuan Steel Industry Co. Ltd.	304,034	159,768
Chung Hung Steel Corp. (c)	656,000	568,795
Chung Hwa Pulp Corp.	322,488	171,054
Chung-Hsin Electric & Machinery Manufacturing Corp.	246,461	765,751
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	34,723	89,751
Chunghwa Precision Test Tech Co. Ltd.	12,000	224,255
Cleanaway Co. Ltd.	52,000	321,077
Clevo Co.	341,212	341,240
CMC Magnetics Corp. (b)	971,267	252,327
Co.-Tech Development Corp. (c)	148,511	293,144
Compeq Manufacturing Co. Ltd.	771,193	1,173,981
Concord Securities Co. Ltd.	295,594	107,762
Continental Holdings Corp.	425,233	430,156
Coremax Corp.	56,516	181,906
Coretronic Corp.	315,652	702,889
CSBC Corp. Taiwan (b)	383,717	294,270
CTCI Corp.	473,000	650,914
Cub Elecparts, Inc.	35,001	209,219
CviLux Corp.	15,000	17,859
Security Description	Shares	Value
Cyberlink Corp. (b)	24,000	$ 81,977
CyberPower Systems, Inc.	24,000	100,895
CyberTAN Technology, Inc. (c)	237,000	180,586
Cypress Technology Co. Ltd.	49,523	94,988
DA CIN Construction Co. Ltd.	104,682	114,833
Da-Li Development Co. Ltd.	113,246	118,462
Darfon Electronics Corp.	134,000	194,085
Darwin Precisions Corp. (b)	412,576	144,312
Daxin Materials Corp.	30,000	82,174
Delpha Construction Co. Ltd. (c)	253,000	152,062
Depo Auto Parts Ind Co. Ltd.	16,000	47,767
Diamond Biofund, Inc.	35,758	102,879
Dimerco Express Corp.	78,633	220,294
D-Link Corp. (b)	467,390	279,382
Drewloong Precision, Inc.	5,000	22,826
Dyaco International, Inc.	27,000	39,816
Dynamic Holding Co. Ltd.	152,189	114,713
Dynapack International Technology Corp.	133,000	361,248
E&R Engineering Corp.	41,393	72,869
Eastern Media International Corp.	171,015	105,594
eCloudvalley Digital Technology Co. Ltd.	32,419	137,885
ECOVE Environment Corp.	4,000	35,537
Edom Technology Co. Ltd.	12,000	11,252
eGalax_eMPIA Technology, Inc.	13,000	28,137
Egis Technology, Inc.	49,000	141,460
EirGenix, Inc. (b)	133,977	512,631
Elan Microelectronics Corp.	267,029	875,260
E-Lead Electronic Co. Ltd. (b)(c)	89,295	228,168
Elite Advanced Laser Corp.	94,600	124,746
Elite Semiconductor Microelectronics Technology, Inc.	241,674	661,185
Elitegroup Computer Systems Co. Ltd. (c)	265,147	198,115
Ennoconn Corp.	41,311	359,551
ENNOSTAR, Inc.	519,000	906,833
Episil Technologies, Inc. (c)	196,501	585,356
Episil-Precision, Inc.	67,347	157,267
Eris Technology Corp.	12,000	124,936
Eson Precision Ind Co. Ltd.	48,000	103,733
Eternal Materials Co. Ltd.	829,764	854,359
Etron Technology, Inc. (c)	183,834	286,189
Eurocharm Holdings Co. Ltd.	11,000	65,030
Ever Fortune AI Co. Ltd. (b)	46,878	185,526
Ever Supreme Bio Technology Co. Ltd.	24,830	176,556
Everest Textile Co. Ltd. (b)	425,658	106,808
Evergreen Aviation Technologies Corp.	47,922	153,930
Evergreen International Storage & Transport Corp. (c)	379,214	344,995

See accompanying notes to financial statements.
186

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
EVERGREEN Steel Corp.	107,445	$ 196,910
Everlight Chemical Industrial Corp. (c)	510,385	315,140
Everlight Electronics Co. Ltd.	385,000	506,421
Excelliance Mos Corp.	8,000	34,551
Excelsior Medical Co. Ltd.	158,953	416,079
Far Eastern Department Stores Ltd.	739,490	552,538
Far Eastern International Bank	3,655,712	1,332,733
Faraday Technology Corp. (c)	170,385	1,099,619
Farglory F T Z Investment Holding Co. Ltd.	83,221	180,942
Farglory Land Development Co. Ltd.	189,464	352,824
Federal Corp. (b)	243,806	174,161
Feng Hsin Steel Co. Ltd.	375,270	839,343
Firich Enterprises Co. Ltd.	161,851	152,828
First Copper Technology Co. Ltd. (c)	157,756	175,644
First Steamship Co. Ltd. (b)	426,000	127,880
FIT Holding Co. Ltd.	151,533	184,393
FIT Hon Teng Ltd. (b)(c)(d)	1,146,987	268,850
Fitipower Integrated Technology, Inc.	109,151	604,054
Fittech Co. Ltd.	37,117	119,711
FLEXium Interconnect, Inc. (b)	245,011	796,653
Flytech Technology Co. Ltd.	54,000	130,001
FocalTech Systems Co. Ltd.	147,405	375,200
Forcecon Tech Co. Ltd.	53,433	125,828
Foresee Pharmaceuticals Co. Ltd. (b)	73,127	290,611
Formosa International Hotels Corp.	41,562	380,846
Formosa Laboratories, Inc.	60,724	152,969
Formosa Oilseed Processing Co. Ltd.	27,000	52,320
Formosa Taffeta Co. Ltd.	687,000	634,032
Formosan Rubber Group, Inc.	351,610	255,790
Formosan Union Chemical	180,409	149,316
Fortune Electric Co. Ltd. (c)	130,330	296,637
Fositek Corp.	29,052	170,319
Foxsemicon Integrated Technology, Inc.	63,050	410,014
Froch Enterprise Co. Ltd.	111,799	86,289
Fulgent Sun International Holding Co. Ltd.	102,082	447,588
Fulltech Fiber Glass Corp.	238,766	95,279
Fusheng Precision Co. Ltd.	81,364	606,606
Fwusow Industry Co. Ltd.	154,805	109,313
G Shank Enterprise Co. Ltd. (c)	85,548	159,871
G Tech Optoelectronics Corp. (b)	138,235	82,857
Gallant Precision Machining Co. Ltd.	84,375	80,364
Gamania Digital Entertainment Co. Ltd.	37,000	88,953
GEM Services, Inc.	25,879	65,277
Security Description	Shares	Value
Gemtek Technology Corp.	363,234	$ 368,632
General Interface Solution Holding Ltd.	161,416	434,719
Generalplus Technology, Inc.	18,000	34,052
GeneReach Biotechnology Corp.	17,600	35,029
Genesys Logic, Inc. (b)(c)	62,553	251,671
Genius Electronic Optical Co. Ltd. (c)	77,972	987,214
Getac Holdings Corp.	255,000	448,066
Gigabyte Technology Co. Ltd.	409,000	1,793,300
Gigasolar Materials Corp. (b)	28,577	107,466
Gigastorage Corp. (b)	182,446	119,843
Global Brands Manufacture Ltd.	150,608	167,438
Global Lighting Technologies, Inc.	30,000	58,034
Global Mixed Mode Technology, Inc.	39,860	236,300
Global PMX Co. Ltd.	53,412	253,487
Globe Union Industrial Corp. (b)	31,124	13,647
Gloria Material Technology Corp. (b)	261,909	442,142
Gold Circuit Electronics Ltd. (c)	247,413	790,649
Golden Biotechnology Corp. (b)	94,730	153,074
Goldsun Building Materials Co. Ltd.	1,216,044	1,114,299
Gongwin Biopharm Holdings Co. Ltd. (b)	41,419	437,350
Gourmet Master Co. Ltd.	52,000	247,639
Grand Pacific Petrochemical	824,000	541,260
Grand Process Technology Corp.	11,181	113,288
Grape King Bio Ltd.	91,000	537,975
Great Tree Pharmacy Co. Ltd.	38,000	453,042
Great Wall Enterprise Co. Ltd.	602,604	1,011,350
Greatek Electronics, Inc.	164,474	287,921
GTM Holdings Corp.	13,000	12,147
Gudeng Precision Industrial Co. Ltd.	43,175	530,337
Hannstar Board Corp.	212,674	248,315
HannStar Display Corp. (b)(c)	2,085,599	873,352
HannsTouch Solution, Inc.	255,987	82,982
Harvatek Corp.	101,969	86,572
HD Renewable Energy Co. Ltd.	30,161	133,730
Hey Song Corp.	140,000	165,071
Highlight Tech Corp.	19,000	33,635
HIM International Music, Inc.	9,000	26,278
Himax Technologies, Inc. ADR (c)	88,691	721,058
Hitron Technology, Inc.	53,000	48,391
Hiwin Mikrosystem Corp.	46,000	117,540
Hiyes International Co. Ltd.	32,656	73,361
Ho Tung Chemical Corp.	916,351	269,962
Hocheng Corp. (c)	129,000	76,474

See accompanying notes to financial statements.
187

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Holtek Semiconductor, Inc.	107,648	$ 261,276
Holy Stone Enterprise Co. Ltd.	103,000	339,979
Hong Pu Real Estate Development Co. Ltd. (b)	80,000	64,373
Hong TAI Electric Industrial	137,559	89,229
Horizon Securities Co. Ltd.	156,622	50,926
Hota Industrial Manufacturing Co. Ltd.	154,106	363,912
Hotai Finance Co. Ltd.	78,261	309,728
Hotron Precision Electronic Industrial Co. Ltd. (b)	65,907	75,112
Hsin Kuang Steel Co. Ltd.	153,000	240,951
Hsin Yung Chien Co. Ltd.	26,547	87,015
HTC Corp. (b)(c)	548,515	1,127,746
Hu Lane Associate, Inc. (c)	48,527	227,115
HUA ENG Wire & Cable Co. Ltd.	256,429	124,225
Huaku Development Co. Ltd.	162,260	495,613
Huang Hsiang Construction Corp. (c)	121,000	180,422
Hung Ching Development & Construction Co. Ltd.	126,644	92,339
Hung Sheng Construction Ltd.	119,000	89,697
Ibase Technology, Inc.	175,817	497,756
IBF Financial Holdings Co. Ltd.	2,610,323	1,058,789
Ichia Technologies, Inc.	196,709	172,175
I-Chiun Precision Industry Co. Ltd.	108,429	100,959
IEI Integration Corp.	59,000	165,291
Infortrend Technology, Inc.	75,000	55,177
Innodisk Corp.	44,481	458,725
Inpaq Technology Co. Ltd.	65,370	124,095
Intai Technology Corp.	24,000	99,319
Integrated Service Technology, Inc. (b)	61,083	178,951
International CSRC Investment Holdings Co.	661,767	429,260
International Games System Co. Ltd.	88,000	1,653,206
Iron Force Industrial Co. Ltd.	25,000	69,546
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	14,730
I-Sunny Construction & Development Co. Ltd.	39,603	96,902
ITE Technology, Inc.	218,992	645,882
ITEQ Corp.	175,640	451,683
J&V Energy Technology Co. Ltd.	21,880	66,400
Jarllytec Co. Ltd.	30,000	66,114
Jentech Precision Industrial Co. Ltd.	56,771	888,460
Jess-Link Products Co. Ltd.	83,000	129,076
Jih Lin Technology Co. Ltd. (c)	46,885	136,586
Jiin Yeeh Ding Enterprise Co. Ltd.	59,848	77,052
JMicron Technology Corp. (b)	40,602	103,614
Johnson Health Tech Co. Ltd.	93,121	203,996
Security Description	Shares	Value
K Laser Technology, Inc.	131,885	$ 96,161
Kaimei Electronic Corp. (c)	64,150	155,911
Kaori Heat Treatment Co. Ltd. (c)	58,000	445,751
KEE TAI Properties Co. Ltd.	459,076	190,732
Kenda Rubber Industrial Co. Ltd. (c)	593,499	612,066
Kenmec Mechanical Engineering Co. Ltd. (b)	163,313	155,817
Kerry TJ Logistics Co. Ltd. (c)	205,000	255,514
Keystone Microtech Corp.	15,586	106,475
Kindom Development Co. Ltd.	201,327	198,368
King Slide Works Co. Ltd.	59,000	745,069
King Yuan Electronics Co. Ltd.	957,656	1,525,456
King's Town Bank Co. Ltd.	760,000	879,875
King's Town Construction Co. Ltd. (b)	10,000	10,428
Kinik Co.	82,869	322,522
Kinko Optical Co. Ltd. (b)	146,338	128,567
Kinpo Electronics	1,482,371	637,788
KMC Kuei Meng International, Inc.	43,220	202,987
KNH Enterprise Co. Ltd.	80,000	46,112
KS Terminals, Inc.	80,712	189,536
Kung Long Batteries Industrial Co. Ltd.	21,000	98,629
Kung Sing Engineering Corp. (b)	334,724	83,441
Kuo Toong International Co. Ltd.	203,917	188,865
Kuo Yang Construction Co. Ltd. (b)	336,662	202,346
Kwong Lung Enterprise Co. Ltd.	20,000	35,931
L&K Engineering Co. Ltd.	68,000	108,206
La Kaffa International Co. Ltd.	6,000	35,175
LandMark Optoelectronics Corp.	51,526	224,228
Lanner Electronics, Inc.	33,000	131,686
Laster Tech Corp. Ltd.	35,000	49,314
Leadtrend Technology Corp.	40,576	81,292
Lealea Enterprise Co. Ltd.	215,000	73,085
LEE CHI Enterprises Co. Ltd.	122,648	79,557
Lelon Electronics Corp.	45,818	98,716
Li Cheng Enterprise Co. Ltd. (b)	28,000	23,726
Li Peng Enterprise Co. Ltd. (b)	557,985	146,059
Lian HWA Food Corp.	44,064	130,104
Lin BioScience, Inc. (b)	41,052	248,759
Lingsen Precision Industries Ltd.	418,694	208,333
Lintes Technology Co. Ltd.	9,000	48,920
Lion Travel Service Co. Ltd. (b)	36,859	182,797
Liton Technology Corp.	52,551	65,155
Long Da Construction & Development Corp.	144,846	114,174

See accompanying notes to financial statements.
188

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Longchen Paper & Packaging Co. Ltd.	371,972	$ 207,075
Longwell Co. (c)	203,000	457,371
Lotus Pharmaceutical Co. Ltd. (b)(c)	77,905	642,225
Lumax International Corp. Ltd.	131,689	328,276
Lumosa Therapeutics Co. Ltd. (b)	50,000	67,575
Lung Yen Life Service Corp.	31,000	39,962
M31 Technology Corp.	13,299	290,899
Macauto Industrial Co. Ltd.	43,114	99,970
Machvision, Inc.	16,915	105,554
Macroblock, Inc.	21,381	84,969
Makalot Industrial Co. Ltd.	136,472	968,157
Marketech International Corp.	42,750	187,442
Materials Analysis Technology, Inc.	25,053	154,280
Mayer Steel Pipe Corp.	88,796	68,826
Mechema Chemicals International Corp. (c)	45,803	160,211
Medeon Biodesign, Inc.	33,000	65,572
Medigen Biotechnology Corp. (b)	90,000	96,215
Medigen Vaccine Biologics Corp. (b)(c)	184,000	349,901
Mercuries & Associates Holding Ltd.	517,020	260,654
Mercuries Life Insurance Co. Ltd. (b)	1,397,030	230,793
Merry Electronics Co. Ltd.	120,640	349,469
Microbio Co. Ltd.	293,505	642,005
Microelectronics Technology, Inc. (b)	144,145	202,624
MIN AIK Technology Co. Ltd.	126,736	72,843
Mirle Automation Corp.	271,331	339,080
Mitac Holdings Corp. (c)	1,010,544	906,079
Mobiletron Electronics Co. Ltd.	22,000	36,706
MOSA Industrial Corp.	124,220	98,935
Mosel Vitelic, Inc.	66,289	102,980
Motech Industries, Inc. (c)	214,400	258,076
MPI Corp.	44,095	195,511
MSSCORPS Co. Ltd.	19,158	87,146
Mycenax Biotech, Inc. (b)(c)	87,106	112,146
Nak Sealing Technologies Corp.	43,102	171,290
Namchow Holdings Co. Ltd.	69,215	107,184
Nan Kang Rubber Tire Co. Ltd. (b)	482,204	617,652
Nan Liu Enterprise Co. Ltd.	17,000	44,276
Nan Pao Resins Chemical Co. Ltd.	6,000	28,475
Nantex Industry Co. Ltd. (c)	252,504	331,724
Netronix, Inc.	58,228	195,065
Nexcom International Co. Ltd.	19,000	28,206
Nichidenbo Corp.	91,000	177,532
Nuvoton Technology Corp. (c)	147,810	725,761
O-Bank Co. Ltd.	1,085,970	345,256
Security Description	Shares	Value
OBI Pharma, Inc. (b)	134,580	$ 359,793
Ocean Plastics Co. Ltd.	55,000	67,017
Optimax Technology Corp. (b)	120,656	77,076
Orient Semiconductor Electronics Ltd.	363,704	245,476
Oriental Union Chemical Corp.	561,500	366,987
O-TA Precision Industry Co. Ltd.	34,105	151,217
Pacific Hospital Supply Co. Ltd.	5,000	13,860
Pan Jit International, Inc.	228,000	533,916
Pan-International Industrial Corp.	485,539	625,910
Panion & BF Biotech, Inc. (c)	53,785	291,470
PChome Online, Inc.	87,394	178,821
PCL Technologies, Inc.	26,795	102,085
Pegavision Corp.	24,882	334,647
PharmaEngine, Inc. (c)	61,000	216,372
Pharmally International Holding Co. Ltd. (b)(e)	38,461	—
Phihong Technology Co. Ltd. (b)	184,099	364,600
Phoenix Silicon International Corp.	71,156	144,427
Phoenix Tours International, Inc.	31,000	65,467
Phytohealth Corp. (b)	239,493	148,270
Pixart Imaging, Inc.	109,060	386,846
Polytronics Technology Corp.	35,266	77,719
Posiflex Technology, Inc.	31,000	114,032
Power Wind Health Industry, Inc. (b)	15,000	72,912
Poya International Co. Ltd.	48,165	901,685
President Securities Corp.	1,354,604	716,286
Primax Electronics Ltd.	391,000	775,643
Prince Housing & Development Corp.	1,154,996	443,828
Princeton Technology Corp. (b)(c)	97,988	111,674
Pro Hawk Corp.	8,000	39,938
Promate Electronic Co. Ltd.	346,000	475,008
Prosperity Dielectrics Co. Ltd.	70,000	90,697
Qisda Corp.	1,073,000	1,117,139
Quang Viet Enterprise Co. Ltd.	24,000	89,465
Quanta Storage, Inc.	42,000	79,869
Quintain Steel Co. Ltd.	127,701	76,753
Radiant Opto-Electronics Corp.	381,331	1,383,926
Radium Life Tech Co. Ltd.	361,981	108,306
Rafael Microelectronics, Inc.	20,000	108,055
Raydium Semiconductor Corp.	39,349	535,035
RDC Semiconductor Co. Ltd. (b)	43,737	279,394
Rechi Precision Co. Ltd.	84,000	52,142
Rexon Industrial Corp. Ltd.	117,000	111,630
Rich Development Co. Ltd.	162,000	52,621
RichWave Technology Corp. (b)	55,857	230,234
Ritek Corp. (b)	409,693	120,294

See accompanying notes to financial statements.
189

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Roo Hsing Co. Ltd. (b)(e)	34,000	$ 2,446
Ruentex Engineering & Construction Co.	39,526	161,622
Ruentex Industries Ltd.	555,000	1,029,888
Run Long Construction Co. Ltd.	111,650	257,421
Sakura Development Co. Ltd.	124,000	151,704
Sampo Corp.	663,221	599,017
San Fu Chemical Co. Ltd.	25,000	106,741
Sanyang Motor Co. Ltd.	720,945	923,454
Savior Lifetec Corp. (b)	162,500	100,870
SCI Pharmtech, Inc. (b)	35,218	137,067
Scientech Corp.	40,639	112,784
ScinoPharm Taiwan Ltd.	141,000	120,404
SDI Corp.	116,570	505,370
Sea Sonic Electronics Co. Ltd.	29,592	61,716
Senao Networks, Inc.	14,000	157,254
Senhwa Biosciences, Inc. (b)	60,000	106,807
Sensortek Technology Corp. (c)	17,000	197,652
Sercomm Corp. (c)	233,000	725,459
Sesoda Corp.	140,914	196,926
Sheng Yu Steel Co. Ltd.	68,906	58,954
ShenMao Technology, Inc.	62,853	99,190
Shih Wei Navigation Co. Ltd. (c)	104,096	89,916
Shihlin Electric & Engineering Corp.	136,000	357,336
Shihlin Paper Corp. (b)	141,558	202,940
Shin Foong Specialty & Applied Materials Co. Ltd.	36,188	71,550
Shin Zu Shing Co. Ltd.	127,464	364,213
Shinfox Energy Co. Ltd. (c)	73,477	212,847
Shining Building Business Co. Ltd. (b)	295,127	88,206
Shinkong Insurance Co. Ltd.	357,841	586,461
Shinkong Synthetic Fibers Corp. (c)	1,749,796	1,034,447
Shiny Chemical Industrial Co. Ltd.	72,767	295,155
ShunSin Technology Holding Ltd.	11,000	29,589
Shuttle, Inc. (b)	138,000	55,522
Sigurd Microelectronics Corp.	554,144	1,017,379
Silicon Integrated Systems Corp.	883,072	545,258
Silicon Optronics, Inc.	26,000	72,499
Simplo Technology Co. Ltd.	119,000	1,184,235
Sincere Navigation Corp.	213,709	173,719
Sinmag Equipment Corp.	37,271	124,247
Sinon Corp. (c)	492,662	611,631
Sinphar Pharmaceutical Co. Ltd. (b)	263,879	268,234
Sinyi Realty, Inc.	622,828	589,127
Sitronix Technology Corp.	76,000	592,824
Siward Crystal Technology Co. Ltd.	74,000	90,897
Security Description	Shares	Value
Softstar Entertainment, Inc. (c)	60,155	$ 123,283
Soft-World International Corp.	94,848	288,461
Solar Applied Materials Technology Corp.	343,736	412,630
Solomon Technology Corp. (c)	38,000	39,688
Solteam, Inc.	24,530	35,449
Sonix Technology Co. Ltd.	72,123	127,440
Southeast Cement Co. Ltd.	95,000	54,758
Speed Tech Corp.	60,000	111,733
Sporton International, Inc.	49,685	440,593
St Shine Optical Co. Ltd.	37,000	314,738
Standard Foods Corp.	260,000	348,830
Stark Technology, Inc.	32,000	101,315
SunMax Biotechnology Co. Ltd.	10,000	46,309
Sunny Friend Environmental Technology Co. Ltd.	37,447	202,931
Sunonwealth Electric Machine Industry Co. Ltd.	116,000	199,635
Sunplus Technology Co. Ltd.	310,747	254,129
Sunspring Metal Corp.	138,380	105,214
Superalloy Industrial Co. Ltd.	179,082	362,899
Supreme Electronics Co. Ltd.	145,679	213,154
Swancor Holding Co. Ltd.	43,000	144,757
Symtek Automation Asia Co. Ltd.	23,746	81,889
Syncmold Enterprise Corp.	48,932	96,104
SyneuRx International Taiwan Corp. (b)	58,218	32,888
Synmosa Biopharma Corp.	141,000	211,865
Sysgration (b)	128,760	196,010
Systex Corp.	281,000	727,245
T3EX Global Holdings Corp. (c)	87,518	224,777
Ta Liang Technology Co. Ltd.	42,008	60,154
Ta Ya Electric Wire & Cable (c)	412,609	350,306
TA-I Technology Co. Ltd.	21,000	32,106
TaiDoc Technology Corp. (c)	33,294	202,295
Taiflex Scientific Co. Ltd.	229,699	321,379
Taigen Biopharmaceuticals Holdings Ltd. (b)	312,000	153,707
TaiMed Biologics, Inc. (b)	128,000	387,185
Taimide Tech, Inc.	54,000	60,478
Tainan Spinning Co. Ltd.	1,196,105	661,938
Tainergy Tech Co. Ltd. (b)	111,569	113,227
TaiSol Electronics Co. Ltd.	32,000	49,922
Taisun Enterprise Co. Ltd. (c)	369,549	350,767
Taita Chemical Co. Ltd.	98,243	68,405
TAI-TECH Advanced Electronics Co. Ltd.	40,474	150,211
Taiwan Cogeneration Corp.	663,469	927,190
Taiwan FamilyMart Co. Ltd.	22,000	157,878
Taiwan Fire & Marine Insurance Co. Ltd.	69,000	47,024
Taiwan FU Hsing Industrial Co. Ltd.	9,000	12,991
Taiwan Glass Industry Corp.	809,000	546,020

See accompanying notes to financial statements.
190

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Taiwan Hon Chuan Enterprise Co. Ltd.	230,218	$ 734,943
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	127,148	188,754
Taiwan Mask Corp.	133,778	406,420
Taiwan Navigation Co. Ltd.	116,000	118,295
Taiwan Paiho Ltd.	179,000	346,859
Taiwan PCB Techvest Co. Ltd.	38,000	51,669
Taiwan Sakura Corp.	67,283	140,985
Taiwan Sanyo Electric Co. Ltd.	25,000	30,011
Taiwan Secom Co. Ltd.	277,961	963,129
Taiwan Semiconductor Co. Ltd.	167,000	570,425
Taiwan Shin Kong Security Co. Ltd.	123,470	165,248
Taiwan Styrene Monomer	269,373	122,533
Taiwan Surface Mounting Technology Corp.	242,308	773,539
Taiwan TEA Corp. (b)	453,616	318,079
Taiwan Union Technology Corp. (c)	203,000	474,706
Taiwan-Asia Semiconductor Corp.	271,900	346,489
Taiyen Biotech Co. Ltd.	343,979	377,900
TBI Motion Technology Co. Ltd.	23,000	31,613
TCI Co. Ltd.	71,672	475,499
Tehmag Foods Corp.	8,000	70,679
Test Research, Inc.	53,000	110,535
Test Rite International Co. Ltd.	271,896	187,083
Thinking Electronic Industrial Co. Ltd.	41,573	208,906
Thye Ming Industrial Co. Ltd.	146,974	207,084
Tien Li Offshore Wind Technology Co. Ltd. (b)	65,503	135,535
Tigerair Taiwan Co. Ltd. (b)	59,588	84,252
Ton Yi Industrial Corp.	762,000	483,015
Tong Hsing Electronic Industries Ltd.	105,065	684,963
Tong Yang Industry Co. Ltd.	359,872	546,058
Topco Scientific Co. Ltd.	226,299	1,404,730
Topkey Corp.	77,033	530,041
Topoint Technology Co. Ltd.	43,000	41,662
TPK Holding Co. Ltd.	177,000	199,105
Trade-Van Information Services Co.	11,000	23,628
Transcend Information, Inc.	151,484	363,691
Tripod Technology Corp.	307,000	1,129,288
Tsann Kuen Enterprise Co. Ltd.	46,605	65,130
TSC Auto ID Technology Co. Ltd.	14,305	115,577
TSEC Corp. (b)(c)	327,168	412,620
TSRC Corp.	517,028	478,863
Ttet Union Corp.	17,584	85,762
TTY Biopharm Co. Ltd.	180,436	451,572
Tul Corp.	24,343	61,482
Tung Ho Steel Enterprise Corp.	458,392	843,089
Tung Thih Electronic Co. Ltd. (c)	46,475	232,012
Security Description	Shares	Value
TURVO International Co. Ltd. (c)	34,245	$ 129,343
TXC Corp.	344,080	1,005,768
TYC Brother Industrial Co. Ltd.	22,000	21,677
Tycoons Group Enterprise (b)	298,000	81,137
Tyntek Corp.	145,667	89,225
Ultra Chip, Inc. (c)	50,000	173,249
U-Ming Marine Transport Corp.	325,000	595,615
Unitech Printed Circuit Board Corp. (b)(c)	413,024	257,737
United Integrated Services Co. Ltd.	114,183	793,159
United Renewable Energy Co. Ltd. (b)(c)	1,005,952	692,165
Unity Opto Technology Co. Ltd. (b)(e)	771,307	—
Universal Cement Corp.	106,000	92,257
Universal Microwave Technology, Inc. (c)	40,963	235,439
Universal Vision Biotechnology Co. Ltd.	30,521	396,455
Unizyx Holding Corp.	319,647	390,012
UPC Technology Corp.	723,632	342,238
UPI Semiconductor Corp.	37,069	378,025
Userjoy Technology Co. Ltd.	30,891	81,165
USI Corp.	923,590	803,847
Utechzone Co. Ltd.	48,244	147,992
Vactronics Technologies, Inc. (b)	29,776	93,100
Ventec International Group Co. Ltd.	32,000	89,439
VIA Labs, Inc.	18,650	140,576
Via Technologies, Inc. (c)	168,000	474,522
Viking Tech Corp.	68,313	156,606
Visco Vision, Inc.	28,232	248,035
Visual Photonics Epitaxy Co. Ltd. (c)	179,371	543,754
Vivotek, Inc.	12,000	102,669
Vizionfocus, Inc.	20,913	121,573
Wafer Works Corp.	427,418	680,837
Wah Lee Industrial Corp.	71,620	206,057
Walsin Technology Corp.	253,000	803,518
Walton Advanced Engineering, Inc.	161,184	72,790
Ways Technical Corp. Ltd. (b)	79,000	93,017
WEI Chih Steel Industrial Co. Ltd.	89,980	81,565
Wei Chuan Foods Corp.	404,899	265,965
Weikeng Industrial Co. Ltd.	113,998	112,135
Weltrend Semiconductor	121,619	204,113
Winstek Semiconductor Co. Ltd.	8,000	15,318
WinWay Technology Co. Ltd.	17,000	401,445
Wisdom Marine Lines Co. Ltd. (c)	331,000	697,929
Wistron NeWeb Corp. (c)	251,365	854,463
Wowprime Corp. (b)	47,354	484,466

See accompanying notes to financial statements.
191

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
WT Microelectronics Co. Ltd.	309,090	$ 686,246
WUS Printed Circuit Co. Ltd.	178,187	167,960
XinTec, Inc.	121,000	429,198
Xxentria Technology Materials Corp.	87,000	190,016
Yankey Engineering Co. Ltd.	31,599	285,400
YC INOX Co. Ltd.	205,770	199,367
Yea Shin International Development Co. Ltd.	36,000	31,806
Yem Chio Co. Ltd.	242,629	130,688
Yeong Guan Energy Technology Group Co. Ltd.	36,000	92,579
YFC-Boneagle Electric Co. Ltd.	45,000	41,087
YFY, Inc.	920,000	802,233
Yieh Phui Enterprise Co. Ltd.	973,000	501,719
Yieh United Steel Corp. (b)	504,278	147,901
Young Fast Optoelectronics Co. Ltd.	16,000	16,028
Young Optics, Inc. (b)	61,000	176,103
Youngtek Electronics Corp.	55,000	122,112
Yulon Motor Co. Ltd. (c)	438,115	1,082,067
Yungshin Construction & Development Co. Ltd.	21,000	41,934
YungShin Global Holding Corp.	64,000	92,382
Zeng Hsing Industrial Co. Ltd.	23,272	86,752
Zenitron Corp.	415,348	444,711
Zig Sheng Industrial Co. Ltd.	276,260	97,538
ZillTek Technology Corp.	26,727	266,414
Zinwell Corp. (b)	163,000	107,605
ZongTai Real Estate Development Co. Ltd.	101,000	152,591
		185,451,998
THAILAND — 4.5%
AAPICO Hitech PCL NVDR	250,745	223,650
Absolute Clean Energy PCL (b)	412,700	27,517
AEON Thana Sinsap Thailand PCL NVDR (c)	74,754	402,244
Amata Corp. PCL	165,700	109,998
AP Thailand PCL NVDR	1,547,523	543,070
Asia Plus Group Holdings PCL NVDR	1,749,655	148,384
Asia Sermkij Leasing PCL NVDR	1,500	1,239
Asia Sermkij Leasing PCL (c)	167,744	138,581
Asiasoft Corp. PCL NVDR (c)	194,022	76,599
Bangchak Corp. PCL NVDR	477,728	433,092
Bangkok Airways PCL NVDR (b)	800,609	316,076
Bangkok Aviation Fuel Services PCL NVDR (b)	296,558	275,354
Bangkok Chain Hospital PCL NVDR	985,962	588,204
Bangkok Commercial Asset Management PCL NVDR (c)	1,320,290	525,104
Bangkok Life Assurance PCL NVDR	355,351	290,973
Banpu Power PCL NVDR	666,071	311,658
Security Description	Shares	Value
BCPG PCL	462,500	$ 134,577
BEC World PCL NVDR	526,600	131,669
Beyond Securities PCL NVDR (b)(c)	1,249,676	323,428
Cal-Comp Electronics Thailand PCL NVDR (c)	1,947,449	120,737
Central Plaza Hotel PCL NVDR (b)	634,847	1,039,668
CH Karnchang PCL NVDR	716,092	433,488
Chayo Group PCL NVDR	589,591	138,798
Chularat Hospital PCL NVDR	6,317,869	668,831
CK Power PCL NVDR (c)	2,342,548	283,613
CPN Retail Growth Leasehold REIT	1,383,700	530,091
Dhipaya Group Holdings PCL NVDR	236,580	292,309
Ditto Thailand PCL NVDR	205,680	206,011
Dohome PCL NVDR (c)	612,266	256,043
Dynasty Ceramic PCL NVDR	3,526,061	239,230
Eastern Polymer Group PCL NVDR	801,148	189,773
Eastern Water Resources Development & Management PCL NVDR	719,038	104,297
Erawan Group PCL NVDR (b)	1,008,100	145,046
Esso Thailand PCL NVDR (c)	705,100	182,487
Forth Corp. PCL NVDR	340,868	318,988
Forth Smart Service PCL	553,072	166,593
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,063,770	351,531
GFPT PCL	297,900	98,443
Gunkul Engineering PCL NVDR (c)	4,992,904	589,891
Hana Microelectronics PCL NVDR	491,467	722,217
Ichitan Group PCL NVDR	727,109	282,806
IMPACT Growth Real Estate Investment Trust	376,200	141,921
Inter Far East Energy Corp. NVDR (b)(e)	283,900	—
International Engineering PCL (b)(e)	159,640	—
Italian-Thai Development PCL NVDR (b)(c)	2,122,663	99,941
Jasmine International PCL NVDR (b)	2,188,000	136,930
Jasmine Technology Solution PCL NVDR (b)	147,300	163,691
KCE Electronics PCL NVDR	427,800	566,105
Kerry Express Thailand PCL (b)	351,700	162,505
KGI Securities Thailand PCL NVDR	1,138,946	168,202
Khon Kaen Sugar Industry PCL (c)	424,800	39,505
Kiatnakin Phatra Bank PCL NVDR	326,435	603,802

See accompanying notes to financial statements.
192

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Major Cineplex Group PCL NVDR (c)	445,135	$ 219,997
MBK PCL NVDR	393,000	186,185
MC Group PCL NVDR	278,800	87,240
Mega Lifesciences PCL	203,600	248,583
MK Restaurants Group PCL NVDR	300,959	451,065
Nex Point Parts PCL NVDR (b)(c)	590,511	236,584
Noble Development PCL Class C, NVDR	958,847	141,605
Northeast Rubber PCL	519,896	90,463
NR Instant Produce PCL NVDR (c)	660,370	110,078
Origin Property PCL NVDR	1,082,540	367,231
Plan B Media Pcl NVDR	1,325,800	331,499
Polyplex Thailand PCL	202,400	104,174
Precious Shipping PCL (c)	644,579	258,246
Prima Marine PCL NVDR	1,296,736	276,829
Pruksa Holding PCL NVDR	74,800	27,343
PTG Energy PCL NVDR	431,700	176,745
Quality Houses PCL NVDR	416,700	29,490
R&B Food Supply PCL	210,900	70,927
Rajthanee Hospital PCL NVDR	165,911	139,492
Ramkhamhaeng Hospital PCL NVDR	237,500	369,846
Ratchthani Leasing PCL NVDR (c)	2,367,908	253,445
Regional Container Lines PCL (c)	210,052	162,783
Rojana Industrial Park PCL NVDR	877,154	168,018
RS PCL NVDR	511,264	227,262
S Hotels & Resorts PCL NVDR (b)	1,666,879	199,860
Sabuy Technology PCL NVDR (c)	559,309	197,913
Saksiam Leasing PCL NVDR	708,227	129,446
Samart Corp. PCL (b)	156,200	18,911
SCGJWD Logistics PCL NVDR	466,472	272,831
Sermsang Power Corp. Co. Ltd. NVDR	444,556	122,856
Siam City Cement PCL NVDR	75,673	308,711
Siamgas & Petrochemicals PCL NVDR	691,144	184,938
Sikarin PCL NVDR	745,800	200,654
Singer Thailand PCL (e)	27,100	14,265
Singer Thailand PCL NVDR	214,035	112,667
Singha Estate PCL NVDR	709,500	35,895
Sino-Thai Engineering & Construction PCL NVDR	148,700	54,792
SiS Distribution Thailand PCL	126,963	87,253
Somboon Advance Technology PCL NVDR	256,897	142,741
SPCG PCL NVDR	606,405	244,726
Sri Trang Agro-Industry PCL NVDR	743,780	498,101
Security Description	Shares	Value
Sri Trang Gloves Thailand PCL NVDR	825,700	$ 246,297
Srinanaporn Marketing PCL NVDR	289,200	207,206
Star Petroleum Refining PCL NVDR	1,877,005	592,825
STARK Corp. PCL NVDR (b)	3,166,525	220,393
Supalai PCL NVDR	756,937	491,417
Super Energy Corp. PCL NVDR	7,747,500	149,535
SVI PCL	480,140	140,412
Synnex Thailand PCL	241,273	103,015
Taokaenoi Food & Marketing PCL Class R, NVDR	119,000	33,408
Thai Vegetable Oil PCL NVDR	441,500	342,148
Thaicom PCL NVDR (b)	340,079	143,212
Thaifoods Group PCL NVDR	1,659,600	254,800
Thanachart Capital PCL NVDR	399,300	534,229
Thonburi Healthcare Group PCL NVDR	323,743	643,794
Thoresen Thai Agencies PCL (c)	798,317	183,266
Tipco Asphalt PCL NVDR	634,797	363,855
TOA Paint Thailand PCL NVDR	299,800	271,788
TQM Alpha PCL NVDR	250,732	241,970
TTW PCL NVDR	1,322,790	338,483
United Paper PCL	80,600	31,585
Vanachai Group PCL NVDR	570,112	82,695
VGI PCL NVDR (c)	4,537,649	520,181
Vibhavadi Medical Center PCL NVDR	3,087,000	236,524
WHA Corp. PCL NVDR	7,340,239	923,031
WHA Industrial Leasehold REIT	119,000	25,926
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	1,087,323	359,314
WHA Utilities & Power PCL NVDR	1,714,150	195,502
Workpoint Entertainment PCL NVDR	231,553	117,825
		30,001,236
TURKEY — 2.8%
AG Anadolu Grubu Holding AS	69,793	335,239
Aksa Akrilik Kimya Sanayii AS	174,137	651,369
Alarko Holding AS	171,947	580,920
Alkim Alkali Kimya AS	81,642	134,404
Anadolu Efes Biracilik Ve Malt Sanayii AS	159,583	533,745
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	9,472	75,697
Bera Holding AS	481,964	286,492
Biotrend Cevre VE Enerji Yatirimlari AS (b)	180,762	161,975
Borusan Yatirim ve Pazarlama AS	3,567	152,566

See accompanying notes to financial statements.
193

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	47,250	$ 116,236
Can2 Termik AS (b)	48,814	111,284
Cimsa Cimento Sanayi VE Ticaret AS	47,774	232,586
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (b)	114,826	153,867
Dogan Sirketler Grubu Holding AS	886,247	431,235
Dogus Otomotiv Servis ve Ticaret AS	36,338	231,526
EGE Endustri VE Ticaret AS	1,056	250,546
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	334,470	478,835
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	860,522	277,501
Enerjisa Enerji AS (d)	239,351	341,663
Erbosan Erciyas Boru Sanayii ve Ticaret AS	7,933	50,586
Fenerbahce Futbol AS (b)	7,862	23,633
Gubre Fabrikalari TAS (b)	19,653	203,236
Hektas Ticaret TAS (b)	802,758	1,132,517
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (b)	100,249	138,714
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	730,934	345,761
Is Yatirim Menkul Degerler AS Class A	110,976	247,680
Isbir Holding AS	16,583	60,518
Izmir Demir Celik Sanayi AS (b)	289,133	85,557
Jantsa Jant Sanayi Ve Ticaret AS	16,111	84,521
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	908,825	898,645
Karsan Otomotiv Sanayii Ve Ticaret AS (b)	136,846	57,604
Kerevitas Gida Sanayi ve Ticaret AS (b)	211,231	114,887
Kizilbuk Gayrimenkul Yatirim Ortakligi AS (b)	33,632	34,990
Kordsa Teknik Tekstil AS	70,066	283,805
Koza Altin Isletmeleri AS	1,156,029	1,300,871
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	156,906	299,507
Logo Yazilim Sanayi Ve Ticaret AS	71,905	247,238
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	84,910	464,472
Migros Ticaret AS (b)	39,348	343,360
MLP Saglik Hizmetleri AS (b)(d)	136,195	503,769
Nuh Cimento Sanayi AS	32,101	226,103
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	686,522	219,601
Security Description	Shares	Value
Otokar Otomotiv Ve Savunma Sanayi AS (b)	6,171	$ 294,999
Oyak Cimento Fabrikalari AS (b)	84,936	145,048
Oyak Yatirim Menkul Degerler AS	38,636	72,220
Pegasus Hava Tasimaciligi AS (b)	20,703	488,589
Penta Teknoloji Urunleri Dagitim Ticaret AS (b)	97,277	86,153
Petkim Petrokimya Holding AS (b)	992,912	716,945
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	296,678	472,954
Sekerbank Turk AS (b)	1,081,106	144,748
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	163,533	270,752
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	324,306	47,645
Sok Marketler Ticaret AS (b)	218,822	330,370
Tat Gida Sanayi AS (b)	121,049	133,062
TAV Havalimanlari Holding AS (b)	96,050	369,789
Tekfen Holding AS	51,922	88,020
Turk Telekomunikasyon AS	43,263	37,527
Turk Traktor ve Ziraat Makineleri AS	21,225	553,874
Turkiye Halk Bankasi AS (b)	320,750	184,646
Turkiye Sinai Kalkinma Bankasi AS (b)	731,335	155,830
Turkiye Vakiflar Bankasi TAO Class D (b)	357,708	166,788
Ulker Biskuvi Sanayi AS (b)	36,428	59,135
Vestel Beyaz Esya Sanayi ve Ticaret AS	279,124	146,142
Vestel Elektronik Sanayi ve Ticaret AS (b)	27,592	68,020
Yeni Gimat Gayrimenkul Ortakligi AS	77,249	152,124
Ziraat Gayrimenkul Yatirim Ortakligi AS	367,362	86,506
		18,177,147
UNITED ARAB EMIRATES — 0.7%
Agthia Group PJSC	162,007	181,748
Ajman Bank PJSC (b)	275,318	107,203
Al Waha Capital PJSC	671,177	233,930
AL Yah Satellite Communications Co-PJSC-Yah Sat	696,665	504,596
Amanat Holdings PJSC	1,246,901	325,943
Arabtec Holding PJSC (b)(e)	483,581	—
Aramex PJSC	545,179	488,397
Dana Gas PJSC	2,640,826	586,051
Deyaar Development PJSC (b)	2,881,776	377,436
Manazel PJSC (b)	1,482,346	141,272
Network International Holdings PLC (b)(d)	203,742	616,692

See accompanying notes to financial statements.
194

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Orascom Construction PLC	23,629	$ 73,534
RAK Properties PJSC (b)	990,533	157,245
Ras Al Khaimah Ceramics	360,042	263,720
Sharjah Islamic Bank	620,567	321,056
SHUAA CAPITAL PSC (b)	1,011,734	98,074
Union Properties PJSC (b)	1,926,158	121,155
		4,598,052
UNITED STATES — 0.1%
Belite Bio, Inc. ADR (b)	4,568	132,609
CBAK Energy Technology, Inc. (b)(c)	58,063	51,095
IBEX Holdings Ltd. (b)	5,205	127,002
Ideanomics, Inc. (b)(c)	406,738	43,928
Seanergy Maritime Holdings Corp.	13,824	69,950
Sirnaomics Ltd. (b)(d)	6,200	44,625
Titan Cement International SA (b)	27,088	431,440
		900,649
TOTAL COMMON STOCKS (Cost $663,272,398)		659,258,109

PREFERRED STOCKS — 0.0% (a)
INDIA — 0.0% (a)
Sundaram-Clayton Ltd., (b)	3,578,600	43,544
RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Gafisa SA (expiring 04/20/23) (b)	32,484	769
CHILE — 0.0% (a)
Salfacorp SA (expiring 04/26/23) (b)	290	30
KUWAIT — 0.0% (a)
Al Arabi Group Holdings Co. (expiring 05/11/23) (b)	62,218	17,235
Arabi Group Holding KSC (expiring 05/01/23) (b)	62,218	—
		17,235
THAILAND — 0.0% (a)
WHA Industrial Leasehold REIT (expiring 05/31/23) (b)	15,505	—
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust (expiring 05/31/23) (b)	63,745	—
		—
TOTAL RIGHTS (Cost $0)		18,034
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Eco World Development Group Bhd (expiring 04/12/29) (b)	49,240	1,283
Security Description	Shares	Value
THAILAND — 0.0% (a)
Next Capital PCL (expiring 12/21/23) (b)	77,317	$ 1,221
VGI PCL (expiring 05/23/27) (b)	1,159,330	5,764
		6,985
TOTAL WARRANTS (Cost $0)		8,268
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g)(h)	8	8
State Street Navigator Securities Lending Portfolio II (i)(j)	18,895,301	18,895,301
TOTAL SHORT-TERM INVESTMENTS (Cost $18,895,309)		18,895,309
TOTAL INVESTMENTS — 102.5% (Cost $682,211,096)		678,223,264
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(16,297,885)
NET ASSETS — 100.0%		$ 661,925,379
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2023.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.0% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $113,689, representing less than 0.05% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
COL	Collaterlized
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
195

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	13	06/16/2023	$626,141	$647,038	$20,897

During the period ended March 31, 2023, average notional value related to futures contracts was $2,848,701.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$653,916,062	$5,242,623	$99,424	$659,258,109
Preferred Stocks	—	43,544	—	43,544
Rights	769	17,265	—	18,034
Warrants	8,268	—	—	8,268
Short-Term Investments	18,895,309	—	—	18,895,309
TOTAL INVESTMENTS	$672,820,408	$5,303,432	$99,424	$678,223,264
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 20,897	$ —	$ —	$ 20,897
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$672,841,305	$5,303,432	$99,424	$678,244,161
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2023

% of Net Assets
Information Technology	18.3%
Industrials	14.8
Materials	12.5
Consumer Discretionary	12.1
Financials	9.3
Health Care	8.8
Real Estate	7.1
Consumer Staples	6.8
Communication Services	4.2
Utilities	3.2
Energy	2.5
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
196

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$39,418,261	$39,419,599	$1,346	$—	8	$ 8	$ 41,862
State Street Navigator Securities Lending Portfolio II	15,730,566	15,730,566	42,577,339	39,412,604	—	—	18,895,301	18,895,301	278,870
Total		$15,730,566	$81,995,600	$78,832,203	$1,346	$—		$18,895,309	$320,732
See accompanying notes to financial statements.
197

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 2.1%
APA Group Stapled Security	306,630	$ 2,078,299
JB Hi-Fi Ltd. (a)	100,735	2,865,336
		4,943,635
CANADA — 21.0%
Allied Properties Real Estate Investment Trust	141,677	2,550,155
Bank of Montreal (a)	21,206	1,886,266
Bank of Nova Scotia (a)	53,886	2,710,326
BCE, Inc. (a)	59,413	2,657,748
Canadian Imperial Bank of Commerce (a)	63,967	2,708,796
Canadian Tire Corp. Ltd. Class A (a)	18,800	2,450,036
Canadian Utilities Ltd. Class A (a)	76,635	2,132,541
Canadian Western Bank (a)	118,400	2,166,168
Capital Power Corp. (a)	66,525	2,046,847
Emera, Inc. (a)	58,993	2,420,136
Great-West Lifeco, Inc. (a)	109,366	2,894,661
IGM Financial, Inc. (a)	86,589	2,584,202
Keyera Corp. (a)	124,874	2,730,278
Manulife Financial Corp.	128,685	2,358,139
Pembina Pipeline Corp. (a)	70,500	2,280,630
Power Corp. of Canada (a)	105,596	2,695,006
Russel Metals, Inc.	105,500	2,676,185
SmartCentres Real Estate Investment Trust	146,473	2,875,670
TC Energy Corp.	68,995	2,680,066
TELUS Corp. (b)	110,400	2,188,667
TELUS Corp. (b)(c)	2,927	58,027
		49,750,550
CHINA — 6.4%
China Gas Holdings Ltd.	1,402,200	1,975,596
China Resources Gas Group Ltd. (a)	453,400	1,672,104
Guangdong Investment Ltd. (a)	2,994,387	3,063,068
Lenovo Group Ltd. (a)	3,340,000	3,616,583
Longfor Group Holdings Ltd. (d)	1,034,532	2,919,112
Ping An Insurance Group Co. of China Ltd. Class H	312,500	2,034,249
		15,280,712
FRANCE — 1.3%
Bouygues SA	88,925	3,003,684
GERMANY — 3.3%
Allianz SE	10,069	2,327,918
BASF SE	57,673	3,030,181
Deutsche Post AG	53,062	2,484,104
		7,842,203
HONG KONG — 9.4%
CK Infrastructure Holdings Ltd.	488,803	2,658,856
Security Description	Shares	Value
Henderson Land Development Co. Ltd.	779,883	$ 2,697,320
Hongkong Land Holdings Ltd.	445,500	1,955,745
Link REIT	298,181	1,918,247
New World Development Co. Ltd.	1,385,337	3,714,844
Power Assets Holdings Ltd.	525,053	2,815,907
Sino Land Co. Ltd.	1,968,153	2,662,665
Sun Hung Kai Properties Ltd.	145,239	2,035,209
Swire Properties Ltd.	760,800	1,957,740
		22,416,533
ITALY — 2.4%
A2A SpA (a)	2,241,890	3,580,481
Terna - Rete Elettrica Nazionale	244,978	2,013,739
		5,594,220
JAPAN — 14.6%
COMSYS Holdings Corp. (a)	105,800	1,942,065
ENEOS Holdings, Inc.	609,393	2,130,059
EXEO Group, Inc. (a)	116,100	2,091,004
JAFCO Group Co. Ltd.	164,900	2,345,448
Japan Metropolitan Fund Invest REIT	2,544	1,848,409
Lixil Corp.	126,300	2,065,934
Mitsubishi Gas Chemical Co., Inc.	140,900	2,078,193
Mitsui Mining & Smelting Co. Ltd. (a)	79,500	1,920,448
MS&AD Insurance Group Holdings, Inc.	66,254	2,044,022
SBI Holdings, Inc. (a)	129,410	2,551,445
Sekisui House Ltd.	106,200	2,152,886
Sumitomo Forestry Co. Ltd.	132,600	2,610,354
Sumitomo Mitsui Trust Holdings, Inc. (a)	54,004	1,842,604
Takeda Pharmaceutical Co. Ltd.	61,006	1,993,960
Toyo Seikan Group Holdings Ltd. (a)	195,700	2,685,012
Toyo Tire Corp.	209,300	2,429,698
		34,731,541
NORWAY — 0.8%
Orkla ASA	255,692	1,812,996
SAUDI ARABIA — 0.8%
Saudi Telecom Co.	188,000	2,005,861
SINGAPORE — 1.0%
Singapore Technologies Engineering Ltd.	903,737	2,487,817
SOUTH KOREA — 0.8%
KT&G Corp.	30,599	1,972,006
SWITZERLAND — 6.3%
Adecco Group AG	100,781	3,657,041
Baloise Holding AG	13,482	2,101,512
Helvetia Holding AG	18,314	2,553,997

See accompanying notes to financial statements.
198

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Swiss Life Holding AG	4,013	$ 2,473,999
Swisscom AG	3,335	2,129,026
Zurich Insurance Group AG	4,250	2,036,260
		14,951,835
TAIWAN — 1.2%
Vanguard International Semiconductor Corp.	857,000	2,727,426
UNITED KINGDOM — 7.0%
British American Tobacco PLC	76,864	2,699,569
DCC PLC	35,340	2,061,584
IG Group Holdings PLC	259,951	2,245,094
Legal & General Group PLC	1,063,486	3,141,409
Primary Health Properties PLC REIT	1,827,907	2,287,237
Schroders PLC	365,322	2,077,831
United Utilities Group PLC	152,443	1,997,974
		16,510,698
UNITED STATES — 20.4%
3M Co.	18,400	1,934,024
Boston Properties, Inc. REIT	36,400	1,969,968
Digital Realty Trust, Inc. REIT	20,400	2,005,524
Getty Realty Corp. REIT	64,000	2,305,920
Highwoods Properties, Inc. REIT	109,530	2,540,001
Holcim AG (c)	36,241	2,336,593
Janus Henderson Group PLC	114,100	3,039,624
Lazard Ltd. Class A	64,500	2,135,595
Leggett & Platt, Inc.	71,700	2,285,796
LTC Properties, Inc. REIT	77,295	2,715,373
LyondellBasell Industries NV Class A	27,788	2,609,015
Newell Brands, Inc.	209,000	2,599,960
Northwest Bancshares, Inc.	185,282	2,228,943
Paramount Global Class B	125,300	2,795,443
Philip Morris International, Inc.	22,000	2,139,500
Seagate Technology Holdings PLC	40,100	2,651,412
Universal Corp.	49,191	2,601,712
Verizon Communications, Inc.	74,021	2,878,677
Walgreens Boots Alliance, Inc.	64,000	2,213,120
Western Union Co.	215,065	2,397,975
		48,384,175
TOTAL COMMON STOCKS (Cost $258,581,379)		234,415,892

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e)(f)	638,362	$ 638,426
State Street Navigator Securities Lending Portfolio II (g)(h)	22,883,069	22,883,069
TOTAL SHORT-TERM INVESTMENTS (Cost $23,521,593)		23,521,495
TOTAL INVESTMENTS — 108.7% (Cost $282,102,972)		257,937,387
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(20,568,281)
NET ASSETS — 100.0%		$ 237,369,106
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	3	06/16/2023	$ 592,587	$ 620,663	$28,076
MSCI EAFE Index (long)	14	06/16/2023	1,414,275	1,467,550	53,275
S&P/TSX 60 Index (long)	3	06/15/2023	530,382	536,092	5,710
See accompanying notes to financial statements.
199

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
$87,061

During the period ended March 31, 2023, average notional value related to futures contracts was $1,644,297.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$234,357,865	$58,027	$—	$234,415,892
Short-Term Investments	23,521,495	—	—	23,521,495
TOTAL INVESTMENTS	$257,879,360	$58,027	$—	$257,937,387
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 87,061	$ —	$—	$ 87,061
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$257,966,421	$58,027	$—	$258,024,448
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	25.1%
Real Estate	17.3
Utilities	12.0
Industrials	10.3
Consumer Discretionary	7.3
Communication Services	6.2
Materials	6.2
Consumer Staples	5.7
Energy	4.1
Information Technology	3.8
Health Care	0.8
Short-Term Investments	9.9
Liabilities in Excess of Other Assets	(8.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	242,824	$ 242,873	$18,694,710	$18,299,063	$38	$(132)	638,362	$ 638,426	$22,426
State Street Navigator Securities Lending Portfolio II	19,491,595	19,491,595	64,842,735	61,451,261	—	—	22,883,069	22,883,069	51,756
Total		$19,734,468	$83,537,445	$79,750,324	$38	$(132)		$23,521,495	$74,182
See accompanying notes to financial statements.
200

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.1%
Corp. America Airports SA (a)	73,200	$ 745,176
AUSTRALIA — 8.7%
Atlas Arteria Ltd. Stapled Security	3,034,556	12,783,761
Dalrymple Bay Infrastructure Ltd.	629,566	1,130,027
Qube Holdings Ltd.	4,396,738	8,451,335
Transurban Group Stapled Security	2,893,508	27,537,951
		49,903,074
BELGIUM — 0.2%
Euronav NV	54,441	907,913
BRAZIL — 0.6%
Centrais Eletricas Brasileiras SA ADR	303,113	2,009,639
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	81,334	814,153
Cia Energetica de Minas Gerais ADR	348,944	781,635
		3,605,427
CANADA — 9.5%
Enbridge, Inc. (b)	746,728	28,432,330
Enbridge, Inc. (b)	1,018	38,837
Gibson Energy, Inc. (c)	52,775	842,310
Keyera Corp. (c)	84,642	1,850,635
Pembina Pipeline Corp.	203,666	6,588,464
TC Energy Corp.	375,936	14,602,989
Westshore Terminals Investment Corp.	90,740	1,812,989
		54,168,554
CHINA — 5.1%
Beijing Capital International Airport Co. Ltd. Class H (a)	4,164,000	3,065,997
CGN Power Co. Ltd. Class H (d)	2,673,000	640,162
China Gas Holdings Ltd.	712,400	1,003,719
China Longyuan Power Group Corp. Ltd. Class H	800,000	914,146
China Merchants Port Holdings Co. Ltd.	3,389,882	5,199,292
China Resources Gas Group Ltd.	214,900	792,534
China Resources Power Holdings Co. Ltd.	424,000	903,099
COSCO SHIPPING Ports Ltd.	4,283,111	2,859,063
Guangdong Investment Ltd.	670,000	685,367
Hainan Meilan International Airport Co. Ltd. Class H (a)(c)	439,000	1,068,147
Jiangsu Expressway Co. Ltd. Class H	3,042,000	2,836,635
Kunlun Energy Co. Ltd.	948,000	741,498
Security Description	Shares	Value
Shenzhen Expressway Corp. Ltd. Class H	1,526,000	$ 1,356,885
Shenzhen International Holdings Ltd.	3,448,430	3,048,695
Yuexiu Transport Infrastructure Ltd.	2,334,000	1,236,879
Zhejiang Expressway Co. Ltd. Class H	3,392,000	2,696,333
		29,048,451
FRANCE — 6.0%
Aeroports de Paris (a)	68,995	9,868,433
Engie SA	443,093	7,015,899
Gaztransport Et Technigaz SA	8,079	826,834
Getlink SE	999,732	16,498,751
		34,209,917
GERMANY — 2.0%
Fraport AG Frankfurt Airport Services Worldwide (a)	92,099	4,633,823
RWE AG	161,890	6,972,096
		11,605,919
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	12,580,500	2,352,553
ITALY — 2.5%
Enav SpA (d)	634,001	2,656,053
Enel SpA	1,849,796	11,308,642
		13,964,695
JAPAN — 2.0%
Japan Airport Terminal Co. Ltd. (a)(c)	231,900	11,500,038
MEXICO — 6.9%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	84,749	7,585,883
Grupo Aeroportuario del Pacifico SAB de CV ADR (c)	90,131	17,585,459
Grupo Aeroportuario del Sureste SAB de CV ADR	46,935	14,384,170
		39,555,512
NEW ZEALAND — 2.9%
Auckland International Airport Ltd. (a)	3,007,198	16,368,642
SINGAPORE — 1.0%
SATS Ltd. (a)	2,180,921	4,576,563
SIA Engineering Co. Ltd. (a)	642,600	1,087,473
		5,664,036
SOUTH KOREA — 0.2%
Sebang Co. Ltd.	27,886	985,333
SPAIN — 8.0%
Aena SME SA (a)(d)	175,068	28,321,169
Iberdrola SA	1,404,388	17,523,781
		45,844,950

See accompanying notes to financial statements.
201

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 1.5%
Flughafen Zurich AG (a)	47,398	$ 8,690,455
UNITED KINGDOM — 2.2%
National Grid PLC	927,996	12,581,468
UNITED STATES — 39.6%
American Electric Power Co., Inc.	123,022	11,193,772
American Water Works Co., Inc.	46,232	6,772,526
Cheniere Energy, Inc.	91,789	14,465,946
Consolidated Edison, Inc.	84,977	8,129,749
Dominion Energy, Inc.	199,479	11,152,871
DT Midstream, Inc. (a)	35,757	1,765,323
Duke Energy Corp.	184,349	17,784,148
Edison International	91,398	6,451,785
Equitrans Midstream Corp.	159,851	923,939
Eversource Energy	83,400	6,526,884
Exelon Corp.	237,898	9,965,547
Kinder Morgan, Inc.	730,581	12,792,473
NextEra Energy, Inc.	370,773	28,579,183
ONEOK, Inc.	165,029	10,485,943
PG&E Corp. (a)	385,400	6,231,918
Public Service Enterprise Group, Inc.	119,431	7,458,466
Sempra Energy	75,275	11,378,569
Southern Co.	260,659	18,136,653
Targa Resources Corp.	83,593	6,098,109
WEC Energy Group, Inc.	75,544	7,160,816
Williams Cos., Inc.	449,844	13,432,342
Xcel Energy, Inc.	131,063	8,838,889
		225,725,851
TOTAL COMMON STOCKS (Cost $539,566,873)		567,427,964

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e)(f)	346,823	346,858
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g)(h)	5,171,801	$ 5,171,801
TOTAL SHORT-TERM INVESTMENTS (Cost $5,518,678)		5,518,659
TOTAL INVESTMENTS — 100.4% (Cost $545,085,551)		572,946,623
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,368,543)
NET ASSETS — 100.0%		$ 570,578,080
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at March 31, 2023.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$567,427,964	$—	$—	$567,427,964
Short-Term Investments	5,518,659	—	—	5,518,659
TOTAL INVESTMENTS	$572,946,623	$—	$—	$572,946,623
See accompanying notes to financial statements.
202

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Sector Breakdown as of March 31, 2023

% of Net Assets
Utilities	40.4%
Industrials	39.0
Energy	20.0
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,401,393	$ 1,401,673	$ 20,587,373	$ 21,641,258	$(758)	$(172)	346,823	$ 346,858	$16,386
State Street Navigator Securities Lending Portfolio II	23,850,478	23,850,478	112,518,538	131,197,215	—	—	5,171,801	5,171,801	37,972
Total		$25,252,151	$133,105,911	$152,838,473	$(758)	$(172)		$5,518,659	$54,358
See accompanying notes to financial statements.
203

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 4.5%
APA Group Stapled Security	823,156	$ 5,579,246
Charter Hall Long Wale REIT	567,162	1,591,600
Metcash Ltd. (a)	1,280,826	3,302,659
Sonic Healthcare Ltd.	214,850	5,013,331
Steadfast Group Ltd.	930,092	3,644,136
Woolworths Group Ltd.	161,903	4,109,670
		23,240,642
BELGIUM — 0.4%
Cofinimmo SA REIT	22,940	2,032,484
BRAZIL — 0.6%
Hypera SA	380,829	2,831,666
CANADA — 16.5%
Algonquin Power & Utilities Corp. (a)	2,013,506	16,871,584
Allied Properties Real Estate Investment Trust	163,385	2,940,894
Atco Ltd. Class I (a)	102,756	3,289,164
BCE, Inc. (a)	186,997	8,365,019
Canadian Apartment Properties REIT	104,272	3,652,814
Canadian Utilities Ltd. Class A (a)	244,450	6,802,370
Emera, Inc. (a)	180,608	7,409,285
Fortis, Inc.	137,782	5,848,876
Gibson Energy, Inc. (a)	245,129	3,912,355
NorthWest Healthcare Properties Real Estate Investment Trust	239,711	1,500,242
Rogers Communications, Inc. Class B	92,627	4,287,254
Sun Life Financial, Inc. (a)	127,387	5,943,189
TC Energy Corp.	212,030	8,236,167
TELUS Corp. (b)	324,279	6,428,792
TELUS Corp. (b)(c)	7,318	145,078
		85,633,083
CHINA — 5.0%
CGN Power Co. Ltd. Class H (d)	13,390,000	3,206,797
China Construction Bank Corp. Class H	14,841,000	9,623,079
CITIC Securities Co. Ltd. Class H	1,695,500	3,619,970
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,608,100	2,999,074
Wilmar International Ltd.	1,951,900	6,180,662
		25,629,582
FINLAND — 1.8%
Elisa Oyj	96,411	5,819,672
Orion Oyj Class B	82,536	3,693,558
		9,513,230
Security Description	Shares	Value
FRANCE — 2.8%
Bouygues SA	276,376	$ 9,335,353
Gecina SA REIT	49,799	5,169,649
		14,505,002
GERMANY — 5.5%
Allianz SE	30,315	7,008,723
E.ON SE	681,689	8,517,141
FUCHS PETROLUB SE Preference Shares	45,994	1,875,880
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,632	4,776,382
Vonovia SE	335,086	6,312,699
		28,490,825
HONG KONG — 5.2%
CLP Holdings Ltd.	1,065,000	7,692,469
Hang Lung Properties Ltd.	2,590,000	4,843,496
Henderson Land Development Co. Ltd.	1,248,000	4,316,359
HKT Trust & HKT Ltd. Stapled Security	2,585,000	3,431,321
Sun Hung Kai Properties Ltd.	459,500	6,438,895
		26,722,540
IRELAND — 0.9%
CRH PLC	93,492	4,720,669
ITALY — 5.4%
Enel SpA	1,623,108	9,922,795
Italgas SpA	513,372	3,137,360
Snam SpA	1,496,426	7,948,497
Terna - Rete Elettrica Nazionale	764,625	6,285,279
UnipolSai Assicurazioni SpA (a)	327,347	827,944
		28,121,875
JAPAN — 17.6%
Air Water, Inc.	225,200	2,808,866
Chiba Bank Ltd. (a)	535,700	3,441,457
Concordia Financial Group Ltd.	1,159,700	4,252,262
Daiwa House Industry Co. Ltd.	245,200	5,737,116
Daiwa House REIT Investment Corp.	2,346	4,785,777
DIC Corp.	125,500	2,244,271
Industrial & Infrastructure Fund Investment Corp. REIT	2,823	3,058,657
Japan Real Estate Investment Corp. REIT	1,199	4,756,721
Kajima Corp.	494,400	5,936,218
MS&AD Insurance Group Holdings, Inc.	219,900	6,784,202
Nippon Building Fund, Inc. REIT	1,266	5,241,310
NIPPON EXPRESS HOLDINGS, Inc.	93,600	5,605,169
Obayashi Corp.	760,800	5,790,746

See accompanying notes to financial statements.
204

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SBI Holdings, Inc. (a)	402,200	$ 7,929,768
Sekisui House Ltd.	319,800	6,482,984
Sekisui House REIT, Inc.	4,860	2,625,547
Takeda Pharmaceutical Co. Ltd.	198,400	6,484,635
Tosoh Corp.	519,000	7,007,611
		90,973,317
MALAYSIA — 0.3%
MISC Bhd	977,500	1,599,445
NEW ZEALAND — 0.5%
Spark New Zealand Ltd.	860,434	2,723,952
NORWAY — 2.6%
Orkla ASA	672,223	4,766,428
Telenor ASA	751,585	8,805,366
		13,571,794
RUSSIA — 0.0% (e)
Inter RAO UES PJSC (c)(f)	71,668,770	—
SINGAPORE — 4.0%
Frasers Centrepoint Trust REIT	1,276,100	2,197,938
Mapletree Logistics Trust REIT	5,349,000	6,879,614
Singapore Technologies Engineering Ltd.	2,628,100	7,234,663
Venture Corp. Ltd.	333,000	4,425,640
		20,737,855
SOUTH AFRICA — 1.0%
Vodacom Group Ltd.	750,464	5,161,991
SPAIN — 4.5%
Enagas SA (a)	463,966	8,922,142
Iberdrola SA	518,554	6,470,453
Red Electrica Corp. SA	461,680	8,125,794
		23,518,389
SWITZERLAND — 6.5%
Baloise Holding AG	37,158	5,792,020
Novartis AG	59,071	5,416,000
PSP Swiss Property AG	36,875	4,197,909
SGS SA	2,032	4,473,047
Swisscom AG	10,406	6,643,073
Zurich Insurance Group AG	15,061	7,216,025
		33,738,074
TAIWAN — 6.8%
Asia Cement Corp.	2,370,000	3,370,424
Chunghwa Telecom Co. Ltd.	1,262,000	4,953,083
Pegatron Corp.	1,981,000	4,534,878
Powertech Technology, Inc.	1,230,000	3,676,164
President Chain Store Corp.	348,000	3,080,253
Synnex Technology International Corp.	2,078,000	4,183,641
Wistron Corp.	3,887,000	5,342,670
Zhen Ding Technology Holding Ltd.	1,554,000	5,818,409
		34,959,522
Security Description	Shares	Value
THAILAND — 0.9%
Advanced Info Service PCL NVDR	739,400	$ 4,584,085
UNITED KINGDOM — 3.2%
DCC PLC	76,964	4,489,750
National Grid PLC	575,150	7,797,697
Schroders PLC	704,505	4,006,992
		16,294,439
UNITED STATES — 2.5%
Haleon PLC	3,517	14,002
Holcim AG (c)	109,799	7,079,154
Sanofi	55,157	6,006,914
		13,100,070
TOTAL COMMON STOCKS (Cost $520,226,776)		512,404,531

SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g)(h)	267,603	267,630
State Street Navigator Securities Lending Portfolio II (i)(j)	24,150,812	24,150,812
TOTAL SHORT-TERM INVESTMENTS (Cost $24,418,468)		24,418,442
TOTAL INVESTMENTS — 103.7% (Cost $544,645,244)		536,822,973
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(19,122,756)
NET ASSETS — 100.0%		$ 517,700,217
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.

See accompanying notes to financial statements.
205

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$512,259,453	$145,078	$ 0(a)	$512,404,531
Short-Term Investments	24,418,442	—	—	24,418,442
TOTAL INVESTMENTS	$536,677,895	$145,078	$ 0	$536,822,973
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.
Sector Breakdown as of March 31, 2023

% of Net Assets
Utilities	23.9%
Real Estate	15.1
Financials	14.5
Communication Services	11.9
Industrials	8.6
Health Care	6.3
Materials	5.6
Information Technology	5.4
Consumer Staples	4.1
Energy	2.3
Consumer Discretionary	1.3
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	164,032	$ 164,064	$ 10,929,362	$ 10,825,750	$(20)	$(26)	267,603	$ 267,630	$ 8,084
State Street Navigator Securities Lending Portfolio II	38,049,552	38,049,552	106,904,928	120,803,668	—	—	24,150,812	24,150,812	90,142
Total		$38,213,616	$ 117,834,290	$131,629,418	$(20)	$(26)		$24,418,442	$98,226
See accompanying notes to financial statements.
206

[This Page Intentionally Left Blank]
207

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2023 (Unaudited)

	SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	SPDR Bloomberg SASB Emerging Markets ESG Select ETF	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI Climate Paris Aligned ETF
ASSETS
Investments in unaffiliated issuers, at value	$12,789,975	$ 9,322,578	$ 2,427,591,111	$232,086,618
Investments in affiliated issuers, at value	4,604	50,794	58,546,243	11,864,606
Total Investments	12,794,579	9,373,372	2,486,137,354	243,951,224
Foreign currency, at value	34,569	29,491	614,269	704,193
Net cash at broker	—	133	—	16,717
Cash	—	1,038	197	131
Receivable from broker — accumulated variation margin on futures contracts	—	3,195	—	100,013
Receivable for investments sold	—	—	—	—
Receivable for fund shares sold	—	—	26,868,880	—
Dividends receivable — unaffiliated issuers	51,082	25,203	3,837,488	403,154
Dividends receivable — affiliated issuers	38	146	3,452	7,035
Securities lending income receivable — unaffiliated issuers	—	—	19,326	365
Securities lending income receivable — affiliated issuers	—	—	13,595	3,486
Receivable for foreign taxes recoverable	35,559	99	6,306,932	95,375
Other Receivable	—	—	21,910	1,383
TOTAL ASSETS	12,915,827	9,432,677	2,523,823,403	245,283,076
LIABILITIES
Due to custodian	3,773	—	—	—
Payable upon return of securities loaned	—	—	58,247,352	9,931,119
Payable for investments purchased	—	1,038	26,894,551	562,426
Deferred foreign taxes payable	—	2,453	—	—
Advisory fee payable	1,231	1,258	568,725	23,080
Trustees’ fees and expenses payable	22	24	361	24
Accrued expenses and other liabilities	619	627	4,195,613	—
TOTAL LIABILITIES	5,645	5,400	89,906,602	10,516,649
NET ASSETS	$12,910,182	$ 9,427,277	$2,433,916,801	$234,766,427
NET ASSETS CONSIST OF:
Paid-in Capital	$14,883,670	$14,950,834	$3,014,213,516	$245,242,408
Total distributable earnings (loss)	(1,973,488)	(5,523,557)	(580,296,715)	(10,475,981)
NET ASSETS	$12,910,182	$ 9,427,277	$2,433,916,801	$234,766,427
NET ASSET VALUE PER SHARE
Net asset value per share	$ 25.82	$ 23.57	$ 44.78	$ 28.29
Shares outstanding (unlimited amount authorized, $0.01 par value)	500,000	400,000	54,350,967	8,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$13,664,881	$ 11,708,572	$2,327,232,463	$231,661,120
Investments in affiliated issuers	4,605	50,807	58,546,273	11,865,635
Total cost of investments	$13,669,486	$ 11,759,379	$2,385,778,736	$243,526,755
Foreign currency, at cost	$ 34,454	$ 29,274	$ 609,652	$ 700,703
* Includes investments in securities on loan, at value	$ —	$ —	$ 71,265,634	$ 10,486,616
** Includes deferred foreign taxes	$ —	$ 2,453	$ —	$ —
See accompanying notes to financial statements.
208

SPDR MSCI ACWI ex-US ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF

$1,504,225,460	$249,464,615	$ 954,680,525	$ 87,033,525	$42,955,929	$73,889,626	$366,665,677
62,163,877	9,613,620	35,889,808	846,054	222,693	2,875,822	6,141,933
1,566,389,337	259,078,235	990,570,333	87,879,579	43,178,622	76,765,448	372,807,610
4,564,367	639,928	3,265,716	359,328	232,059	184,875	1,108,714
92,640	—	—	—	—	—	—
184	6	—	75	—	—	7
153,904	—	—	—	—	—	—
—	66,038	—	—	—	—	42,308,460
—	—	—	—	—	—	—
5,792,435	1,042,159	4,940,759	306,916	148,370	175,426	534,173
581	485	341	194	53	377	1,115
32,754	7,990	17,659	926	609	490	6,362
26,388	3,170	14,050	635	280	935	7,076
2,414,642	431,019	1,912,531	1,759	—	49,898	—
618	1,382	—	1,382	—	—	—
1,579,467,850	261,270,412	1,000,721,389	88,550,794	43,559,993	77,177,449	416,773,517

—	—	—	—	—	—	—
61,790,068	9,606,972	35,850,751	840,508	193,548	2,710,750	5,876,657
—	—	—	—	—	—	42,315,320
449,866	—	—	163,105	107,639	—	1,621,047
380,253	41,963	238,237	22,598	10,815	18,323	149,184
168	27	92	59	77	5,228	247
—	—	—	1,172	—	—	—
62,620,355	9,648,962	36,089,080	1,027,442	312,079	2,734,301	49,962,455
$1,516,847,495	$251,621,450	$ 964,632,309	$ 87,523,352	$43,247,914	$74,443,148	$ 366,811,062

$1,691,686,091	$260,947,828	$1,039,276,451	$103,222,575	$53,192,103	$65,909,747	$428,624,012
(174,838,596)	(9,326,378)	(74,644,142)	(15,699,223)	(9,944,189)	8,533,401	(61,812,950)
$1,516,847,495	$251,621,450	$ 964,632,309	$ 87,523,352	$43,247,914	$74,443,148	$ 366,811,062

$ 25.75	$ 37.00	$ 69.15	$ 30.18	$ 55.80	$ 99.26	$ 100.50
58,899,982	6,800,000	13,950,000	2,900,000	775,000	750,000	3,650,000

$1,516,207,983	$251,305,435	$ 973,774,690	$ 90,931,676	$42,307,814	$63,961,075	$354,981,028
62,163,877	9,613,619	35,889,815	846,055	222,696	2,873,929	6,142,006
$1,578,371,860	$260,919,054	$1,009,664,505	$ 91,777,731	$42,530,510	$66,835,004	$361,123,034
$ 4,562,361	$ 638,093	$ 3,262,958	$ 359,059	$ 253,283	$ 183,183	$ 1,101,614
$ 82,868,946	$ 17,726,651	$ 44,541,278	$ 1,525,622	$ 691,991	$ 3,156,441	$ 10,211,339
$ 449,866	$ —	$ —	$ 163,105	$ 107,639	$ —	$ 1,621,047
209

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2023 (Unaudited)

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF
ASSETS
Investments in unaffiliated issuers, at value	$ 199,489,575	$ 659,327,955	$ 234,415,892	$567,427,964
Investments in affiliated issuers, at value	766,324	18,895,309	23,521,495	5,518,659
Total Investments	200,255,899	678,223,264	257,937,387	572,946,623
Foreign currency, at value	52,199	896,378	829,573	368,916
Net cash at broker	—	747	34,063	—
Cash	—	559,397	—	309
Receivable from broker — accumulated variation margin on futures contracts	36,378	20,935	87,103	—
Receivable for investments sold	1,150,190	1,726,056	4,902,809	26,972,665
Dividends receivable — unaffiliated issuers	469,204	1,151,833	1,740,985	1,282,511
Dividends receivable — affiliated issuers	617	—	7,189	3,070
Securities lending income receivable — unaffiliated issuers	3,811	131,047	4,768	2,794
Securities lending income receivable — affiliated issuers	227	42,263	6,432	2,193
Receivable for foreign taxes recoverable	1,662	21,495	258,299	53,166
TOTAL ASSETS	201,970,187	682,773,415	265,808,608	601,632,247
LIABILITIES
Deposit from Broker	2,652	—	—	—
Due to custodian	—	—	17,652	—
Payable upon return of securities loaned	672,623	18,895,301	22,883,069	5,171,801
Payable for investments purchased	49	1,340,653	5,459,073	25,692,965
Deferred foreign taxes payable	—	249,332	—	—
Advisory fee payable	81,778	362,678	79,683	189,341
Trustees’ fees and expenses payable	163	72	25	60
TOTAL LIABILITIES	757,265	20,848,036	28,439,502	31,054,167
NET ASSETS	$ 201,212,922	$ 661,925,379	$ 237,369,106	$570,578,080
NET ASSETS CONSIST OF:
Paid-in Capital	$ 506,102,490	$ 775,528,160	$ 348,479,679	$600,809,604
Total distributable earnings (loss)	(304,889,568)	(113,602,781)	(111,110,573)	(30,231,524)
NET ASSETS	$ 201,212,922	$ 661,925,379	$ 237,369,106	$570,578,080
NET ASSET VALUE PER SHARE
Net asset value per share	$ 26.30	$ 50.53	$ 58.97	$ 54.34
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,650,000	13,100,000	4,025,000	10,500,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 225,883,704	$ 663,315,787	$ 258,581,379	$539,566,873
Investments in affiliated issuers	766,335	18,895,309	23,521,593	5,518,678
Total cost of investments	$ 226,650,039	$ 682,211,096	$ 282,102,972	$545,085,551
Foreign currency, at cost	$ 53,753	$ 845,519	$ 831,047	$ 366,419
* Includes investments in securities on loan, at value	$ 1,873,831	$ 50,466,533	$ 35,104,717	$ 8,659,444
** Includes deferred foreign taxes	$ —	$ 249,332	$ —	$ —
See accompanying notes to financial statements.
210

SPDR S&P International Dividend ETF

$ 512,404,531
24,418,442
536,822,973
682,351
—
—
—
5,193,316
2,929,159
1,869
8,899
11,671
1,402,449
547,052,687

—
—
24,150,812
5,007,652
—
193,952
54
29,352,470
$ 517,700,217

$1,028,347,298
(510,647,081)
$ 517,700,217

$ 34.28
15,101,326

$ 520,226,776
24,418,468
$ 544,645,244
$ 497,067
$ 45,665,477
$ —
211

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2023 (Unaudited)

	SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	SPDR Bloomberg SASB Emerging Markets ESG Select ETF	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI Climate Paris Aligned ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 169,980	$ 147,942	$ 20,027,010	$ 2,191,428
Dividend income — affiliated issuers	229	774	18,375	24,869
Unaffiliated securities lending income	—	—	19,080	2,584
Affiliated securities lending income	—	—	57,757	20,641
EU Reclaims - Taxes Due Adjustment	—	—	1,575,357	—
Foreign taxes withheld	(18,395)	(20,110)	(1,535,780)	(114,128)
TOTAL INVESTMENT INCOME (LOSS)	151,814	128,606	20,161,799	2,125,394
EXPENSES
Advisory fee	7,189	8,905	2,833,552	135,402
Trustees’ fees and expenses	123	125	8,513	1,425
Miscellaneous expenses	—	—	62,270	9,354
TOTAL EXPENSES	7,312	9,030	2,904,335	146,181
NET INVESTMENT INCOME (LOSS)	$ 144,502	$ 119,576	$ 17,257,464	$ 1,979,213
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(233,699)	(1,064,997)	20,467,982	(2,603,475)
Investments — affiliated issuers	4	9	22	188
In-kind redemptions — unaffiliated issuers	(521,952)	(200,582)	2,571,084	1,695,012
In-kind redemptions — affiliated issuers	—	—	—	204
Foreign currency transactions	3,422	(37,405)	356,415	9,402
Futures contracts	—	1,221	—	136,402
Net realized gain (loss)	(752,225)	(1,301,754)	23,395,503	(762,267)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	3,428,079	2,501,565	609,491,986	34,768,262
Investments — affiliated issuers	(2)	(13)	(158)	8,186
Foreign currency translations	3,982	3,687	667,038	21,136
Futures contracts	—	29,372	—	96,764
Net change in unrealized appreciation/depreciation	3,432,059	2,534,611	610,158,866	34,894,348
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,679,834	1,232,857	633,554,369	34,132,081
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,824,336	$ 1,352,433	$ 650,811,833	$ 36,111,294
* Includes foreign capital gain taxes	$ —	$ (6,948)	$ —	$ 21
** Includes foreign deferred taxes	$ —	$ (2,453)	$ —	$ —
See accompanying notes to financial statements.
212

SPDR MSCI ACWI ex-US ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF

$ 20,287,571	$ 2,924,798	$ 13,036,615	$ 1,098,059	$ 540,613	$ 814,123	$ 2,641,131
37,754	3,639	17,900	1,461	3,561	3,382	9,612
73,877	11,348	27,372	5,028	3,261	1,080	41,217
193,842	22,955	87,543	3,948	2,766	6,032	43,748
—	—	—	—	—	—	—
(1,670,766)	(266,481)	(1,128,180)	(111,272)	(57,180)	(38,312)	(267,686)
18,922,278	2,696,259	12,041,250	997,224	493,021	786,305	2,468,022

2,268,819	237,480	1,291,641	137,895	63,163	102,267	851,531
9,041	1,403	4,965	578	325	5,628	2,250
39,551	12,057	22,611	2,842	1,406	8,606	10,050
2,317,411	250,940	1,319,217	141,315	64,894	116,501	863,831
$ 16,604,867	$ 2,445,319	$ 10,722,033	$ 855,909	$ 428,127	$ 669,804	$ 1,604,191

(15,834,580)	(1,719,011)	(12,278,298)	(2,905,737)	(505,055)	(430,086)	743,416
—	(205)	(885)	(171)	(86)	(16)	73
37,462,082	3,086,725	5,937,349	(341,675)	—	—	(213,902)
—	—	—	—	—	—	—
75,266	43,512	211,321	10,559	(48,884)	4,241	(38,375)
(289,102)	—	—	—	—	—	—
21,413,666	1,411,021	(6,130,513)	(3,237,024)	(554,025)	(425,861)	491,212

263,085,773	51,375,712	172,245,646	14,548,092	4,779,205	10,433,614	38,953,454
—	—	(7)	(11)	(23)	4,288	(73)
484,979	50,625	177,840	8,794	13,221	10,292	110,280
153,684	—	—	—	—	—	—
263,724,436	51,426,337	172,423,479	14,556,875	4,792,403	10,448,194	39,063,661
285,138,102	52,837,358	166,292,966	11,319,851	4,238,378	10,022,333	39,554,873
$301,742,969	$55,282,677	$177,014,999	$12,175,760	$4,666,505	$10,692,137	$41,159,064
$ —	$ —	$ —	$ (32,037)	$ (30,354)	$ —	$ (206,495)
$ (449,866)	$ —	$ —	$ (163,105)	$ (107,639)	$ —	$ (1,621,047)
213

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2023 (Unaudited)

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,689,808	$ 5,808,429	$ 5,900,203	$ 8,620,472
Dividend income — affiliated issuers	7,290	41,862	22,426	16,386
Dividend income — non-cash transactions	—	—	—	—
Unaffiliated securities lending income	31,659	812,040	12,813	11,897
Affiliated securities lending income	4,762	278,870	51,756	37,972
Foreign taxes withheld	(210,567)	(653,658)	(416,528)	(425,646)
TOTAL INVESTMENT INCOME (LOSS)	1,522,952	6,287,543	5,570,670	8,261,081
EXPENSES
Advisory fee	463,059	2,078,693	472,682	1,111,888
Trustees’ fees and expenses	1,271	3,667	1,454	3,453
Miscellaneous expenses	5,721	11,787	13,597	9,800
TOTAL EXPENSES	470,051	2,094,147	487,733	1,125,141
NET INVESTMENT INCOME (LOSS)	$ 1,052,901	$ 4,193,396	$ 5,082,937	$ 7,135,940
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(522,335)	(2,359,885)	(7,378,989)	(2,594,675)
Investments — affiliated issuers	96	1,346	38	(758)
In-kind redemptions — unaffiliated issuers	(199,845)	1,513,741	1,148,022	7,003,080
Foreign currency transactions	(46,378)	(133,538)	95,021	325,723
Futures contracts	(45,332)	12,623	(2,281)	—
Net realized gain (loss)	(813,794)	(965,713)	(6,138,189)	4,733,370
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	30,657,480	71,293,844	27,847,944	64,399,568
Investments — affiliated issuers	(11)	—	(132)	(172)
Foreign currency translations	18,717	132,323	38,274	81,275
Futures contracts	128,412	458,102	87,061	—
Net change in unrealized appreciation/depreciation	30,804,598	71,884,269	27,973,147	64,480,671
NET REALIZED AND UNREALIZED GAIN (LOSS)	29,990,804	70,918,556	21,834,958	69,214,041
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$31,043,705	$ 75,111,952	$26,917,895	$76,349,981
* Includes foreign capital gain taxes	$ —	$ (89,924)	$ —	$ —
** Includes foreign deferred taxes	$ —	$ (249,332)	$ —	$ —
See accompanying notes to financial statements.
214

SPDR S&P International Dividend ETF

$ 8,416,677
8,084
576,148
25,927
90,142
(711,500)
8,405,478

1,141,362
3,260
18,364
1,162,986
$ 7,242,492

(12,720,293)
(20)
2,909,881
(202,348)
—
(10,012,780)

92,637,555
(26)
355,932
—
92,993,461
82,980,681
$ 90,223,173
$ —
$ —
215

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF		SPDR Bloomberg SASB Emerging Markets ESG Select ETF
	Six Months Ended 3/31/23 (Unaudited)	For the Period 1/11/22- 9/30/22	Six Months Ended 3/31/23 (Unaudited)	For the Period 1/11/22- 9/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 144,502	$ 667,891	$ 119,576	$ 530,672
Net realized gain (loss)	(752,225)	(2,800,129)	(1,301,754)	(2,860,325)
Net change in unrealized appreciation/depreciation	3,432,059	(4,306,035)	2,534,611	(4,919,754)
Net increase (decrease) in net assets resulting from operations	2,824,336	(6,438,273)	1,352,433	(7,249,407)
Net equalization credits and charges	11,192	(34,037)	27,392	(111,596)
Distributions to shareholders	(135,839)	(618,473)	(166,166)	(341,161)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,577,476	28,644,239	—	30,000,000
Cost of shares redeemed	(4,770,292)	(9,173,053)	(4,562,750)	(9,678,730)
Net income equalization	(11,192)	34,037	(27,392)	111,596
Other Capital	59	2	7,433	15,275
Net increase (decrease) in net assets from beneficial interest transactions	(2,203,949)	19,505,225	(4,582,709)	20,448,141
Contribution from adviser (Note 4)	—	—	—	50,350
Net increase (decrease) in net assets during the period	495,740	12,414,442	(3,369,050)	12,796,327
Net assets at beginning of period	12,414,442	—	12,796,327	—
NET ASSETS AT END OF PERIOD	$12,910,182	$12,414,442	$ 9,427,277	$12,796,327
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	1,000,000	—	1,000,000
Shares redeemed	(200,000)	(400,000)	(200,000)	(400,000)
Net increase (decrease) from share transactions	(100,000)	600,000	(200,000)	600,000
See accompanying notes to financial statements.
216

SPDR EURO STOXX 50 ETF		SPDR MSCI ACWI Climate Paris Aligned ETF		SPDR MSCI ACWI ex-US ETF
Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended(a) 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22

$ 17,257,464	$ 62,165,299	$ 1,979,213	$ 3,175,580	$ 16,604,867	$ 49,477,375
23,395,503	62,058,796	(762,267)	4,558,797	21,413,666	(2,480,158)
610,158,866	(713,476,491)	34,894,348	(60,966,967)	263,724,436	(495,346,663)
650,811,833	(589,252,396)	36,111,294	(53,232,590)	301,742,969	(448,349,446)
764,420	(3,663,100)	(17,759)	815,674	—	—
(15,399,597)	(73,669,991)	(1,825,154)	(3,322,265)	(22,014,742)	(55,147,029)

525,453,975	196,410,776	—	182,239,356	60,158,683	149,692,691
(6,559,943)	(876,206,574)	(5,527,606)	(32,720,585)	(143,801,913)	(88,955,523)
(764,420)	3,663,100	17,759	(815,674)	—	—
—	2,359	989	19,296	53,061	87,479
518,129,612	(676,130,339)	(5,508,858)	148,722,393	(83,590,169)	60,824,647
—	—	—	—	—	—
1,154,306,268	(1,342,715,826)	28,759,523	92,983,212	196,138,058	(442,671,828)
1,279,610,533	2,622,326,359	206,006,904	113,023,692	1,320,709,437	1,763,381,265
$2,433,916,801	$ 1,279,610,533	$234,766,427	$206,006,904	$1,516,847,495	$1,320,709,437

13,350,000	5,450,000	—	6,000,000	2,600,000	5,200,000
(150,000)	(22,000,000)	(200,000)	(1,100,000)	(5,600,000)	(3,800,000)
13,200,000	(16,550,000)	(200,000)	4,900,000	(3,000,000)	1,400,000

(a)	On April 22, 2022 the SPDR MSCI ACWI Climate Paris Aligned ETF underwent a 4-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
217

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		SPDR MSCI EAFE StrategicFactors ETF
	Six Months Ended(b) 3/31/23 (Unaudited)	Year Ended(b) 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,445,319	$ 6,707,743	$ 10,722,033	$ 25,236,762
Net realized gain (loss)	1,411,021	5,931,656	(6,130,513)	17,412,650
Net change in unrealized appreciation/depreciation	51,426,337	(88,120,607)	172,423,479	(262,206,319)
Net increase (decrease) in net assets resulting from operations	55,282,677	(75,481,208)	177,014,999	(219,556,907)
Net equalization credits and charges	6,343	279,056	—	—
Distributions to shareholders	(2,251,988)	(7,750,066)	(9,168,510)	(26,318,489)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	7,118,329	73,423,541	148,231,033	342,034,492
Cost of shares redeemed	(10,863,563)	(28,100,171)	(38,763,544)	(219,520,437)
Net income equalization	(6,343)	(279,056)	—	—
Other Capital	762	2,614	6,003	12,062
Net increase (decrease) in net assets from beneficial interest transactions	(3,750,815)	45,046,928	109,473,492	122,526,117
Net increase (decrease) in net assets during the period	49,286,217	(37,905,290)	277,319,981	(123,349,279)
Net assets at beginning of period	202,335,233	240,240,523	687,312,328	810,661,607
NET ASSETS AT END OF PERIOD	$251,621,450	$202,335,233	$964,632,309	$ 687,312,328
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	1,900,000	2,300,000	4,800,000
Shares redeemed	(300,000)	(800,000)	(600,000)	(3,300,000)
Net increase (decrease) from share transactions	(100,000)	1,100,000	1,700,000	1,500,000

(b)	On January 12, 2023 the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF underwent a 2-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
218

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF		SPDR MSCI World StrategicFactors ETF
Six Months Ended(c) 3/31/23 (Unaudited)	Year Ended(c) 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22

$ 855,909	$ 2,716,216	$ 428,127	$ 2,267,766	$ 669,804	$ 1,177,182
(3,237,024)	195,566	(554,025)	3,434,332	(425,861)	(290,630)
14,556,875	(39,193,555)	4,792,403	(19,867,428)	10,448,194	(11,431,493)
12,175,760	(36,281,773)	4,666,505	(14,165,330)	10,692,137	(10,544,941)
(24,536)	(393,746)	—	—	—	—
(1,617,968)	(2,383,221)	(1,228,985)	(2,126,097)	(648,159)	(1,118,528)

—	3,198,951	—	1,402,308	4,889,928	19,420,491
(8,687,974)	(51,308,507)	—	(26,953,364)	—	—
24,536	393,746	—	—	—	—
15,827	93,759	—	43,114	76	427
(8,647,611)	(47,622,051)	—	(25,507,942)	4,890,004	19,420,918
1,885,645	(86,680,791)	3,437,520	(41,799,369)	14,933,982	7,757,449
85,637,707	172,318,498	39,810,394	81,609,763	59,509,166	51,751,717
$87,523,352	$ 85,637,707	$43,247,914	$ 39,810,394	$74,443,148	$ 59,509,166

—	100,000	—	25,000	50,000	200,000
(300,000)	(1,500,000)	—	(450,000)	—	—
(300,000)	(1,400,000)	—	(425,000)	50,000	200,000

(c)	On January 12, 2023 the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF underwent a 2-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
219

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,604,191	$ 9,278,936	$ 1,052,901	$ 10,386,384
Net realized gain (loss)	491,212	27,637,205	(813,794)	(2,679,301)
Net change in unrealized appreciation/depreciation	39,063,661	(164,151,193)	30,804,598	(61,533,484)
Net increase (decrease) in net assets resulting from operations	41,159,064	(127,235,052)	31,043,705	(53,826,401)
Net equalization credits and charges	—	—	66,416	(310,846)
Distributions to shareholders	(6,104,487)	(15,021,993)	(974,336)	(11,300,604)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	15,423,194	—	—	5,473,970
Cost of shares redeemed	(18,516,285)	(122,500,655)	(9,330,355)	(55,163,172)
Net income equalization	—	—	(66,416)	310,846
Other Capital	37,526	122,592	13,687	75,342
Net increase (decrease) in net assets from beneficial interest transactions	(3,055,565)	(122,378,063)	(9,383,084)	(49,303,014)
Net increase (decrease) in net assets during the period	31,999,012	(264,635,108)	20,752,701	(114,740,865)
Net assets at beginning of period	334,812,050	599,447,158	180,460,221	295,201,086
NET ASSETS AT END OF PERIOD	$ 366,811,062	$ 334,812,050	$201,212,922	$ 180,460,221
SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	—	—	200,000
Shares redeemed	(200,000)	(1,100,000)	(400,000)	(2,050,000)
Net increase (decrease) from share transactions	(50,000)	(1,100,000)	(400,000)	(1,850,000)
See accompanying notes to financial statements.
220

SPDR S&P Emerging Markets Small Cap ETF		SPDR S&P Global Dividend ETF		SPDR S&P Global Infrastructure ETF
Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22

$ 4,193,396	$ 16,936,538	$ 5,082,937	$ 12,526,844	$ 7,135,940	$ 12,863,146
(965,713)	(8,082,361)	(6,138,189)	5,479,298	4,733,370	1,195,684
71,884,269	(144,437,419)	27,973,147	(54,483,813)	64,480,671	(52,340,562)
75,111,952	(135,583,242)	26,917,895	(36,477,671)	76,349,981	(38,281,732)
—	—	—	—	—	—
(11,012,786)	(20,565,254)	(4,916,010)	(13,101,784)	(9,588,577)	(13,769,273)

60,866,577	78,950,990	10,261,967	59,800,362	43,593,005	142,208,958
(15,315,700)	(21,893,470)	(11,634,600)	(116,496,101)	(29,487,474)	(39,272,581)
—	—	—	—	—	—
98,052	105,637	2,403	14,925	4,011	8,857
45,648,929	57,163,157	(1,370,230)	(56,680,814)	14,109,542	102,945,234
109,748,095	(98,985,339)	20,631,655	(106,260,269)	80,870,946	50,894,229
552,177,284	651,162,623	216,737,451	322,997,720	489,707,134	438,812,905
$661,925,379	$ 552,177,284	$237,369,106	$ 216,737,451	$570,578,080	$489,707,134

1,300,000	1,500,000	175,000	925,000	850,000	2,600,000
(300,000)	(400,000)	(200,000)	(1,775,000)	(550,000)	(700,000)
1,000,000	1,100,000	(25,000)	(850,000)	300,000	1,900,000
221

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,242,492	$ 24,516,478
Net realized gain (loss)	(10,012,780)	(20,934,384)
Net change in unrealized appreciation/depreciation	92,993,461	(124,141,295)
Net increase (decrease) in net assets resulting from operations	90,223,173	(120,559,201)
Distributions to shareholders	(6,318,245)	(27,767,256)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	30,102,113	48,348,387
Cost of shares redeemed	(56,399,837)	(72,705,380)
Other Capital	22,857	23,905
Net increase (decrease) in net assets from beneficial interest transactions	(26,274,867)	(24,333,088)
Net increase (decrease) in net assets during the period	57,630,061	(172,659,545)
Net assets at beginning of period	460,070,156	632,729,701
NET ASSETS AT END OF PERIOD	$517,700,217	$ 460,070,156
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	1,350,000
Shares redeemed	(1,750,000)	(2,100,000)
Net increase (decrease) from share transactions	(750,000)	(750,000)
See accompanying notes to financial statements.
222

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
	Six Months Ended 3/31/23 (Unaudited)	For the Period 01/11/22*- 9/30/22
Net asset value, beginning of period	$ 20.69	$ 28.64
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.71
Net realized and unrealized gain (loss) (b)	5.06	(7.95)
Total from investment operations	5.35	(7.24)
Net equalization credits and charges	0.02	(0.04)
Other capital	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.24)	(0.67)
Net asset value, end of period	$ 25.82	$ 20.69
Total return (d)	26.01%	(25.71)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,910	$12,414
Ratios to average net assets:
Total expenses	0.12%(e)	0.12%(e)
Net investment income (loss)	2.41%(e)	3.83%(e)
Portfolio turnover rate (f)	16%(g)	27%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
223

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg SASB Emerging Markets ESG Select ETF
	Six Months Ended 3/31/23 (Unaudited)	For the Period 01/11/22*- 9/30/22
Net asset value, beginning of period	$21.33	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.56
Net realized and unrealized gain (loss) (b)	2.24	(8.73)
Total from investment operations	2.48	(8.17)
Net equalization credits and charges	0.06	(0.12)
Contribution from Adviser	—	0.05
Other capital	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.32)	(0.45)
Net asset value, end of period	$23.57	$ 21.33
Total return (c)	12.05%	(27.53)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,427	$12,796
Ratios to average net assets:
Total expenses	0.16%(e)	0.16%(e)
Net investment income (loss)	2.15%(e)	2.96%(e)
Portfolio turnover rate (f)	20%(g)	54%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the year ended September 30, 2022, the total return would have been (27.71)%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
224

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 31.10	$ 45.45	$ 36.40	$ 37.79	$ 38.35	$ 41.30
Income (loss) from investment operations:
Net investment income (loss) (b)	0.35	1.30	1.06	0.81	1.02	1.17
Net realized and unrealized gain (loss) (c)	13.61	(13.98)	8.77	(1.46)	(0.49)	(2.89)
Total from investment operations	13.96	(12.68)	9.83	(0.65)	0.53	(1.72)
Net equalization credits and charges (c)	0.02	(0.08)	0.12	(0.00)(d)	(0.01)	(0.08)
Other capital	—	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.30)	(1.59)	(0.90)	(0.74)	(1.08)	(1.15)
Net asset value, end of period	$ 44.78	$ 31.10	$ 45.45	$ 36.40	$ 37.79	$ 38.35
Total return (e)	45.07%	(28.73)%	27.32%	(1.65)%	1.43%	(4.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,433,917	$1,279,611	$2,622,326	$1,747,270	$2,050,307	$3,108,379
Ratios to average net assets:
Total expenses	0.29%(f)	0.30%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	1.77%(f)	3.16%	2.39%	2.21%	2.80%	2.89%
Portfolio turnover rate (g)	7%(h)	8%	11%	9%	6%	7%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
225

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Climate Paris Aligned ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)
Net asset value, beginning of period	$ 24.24	$ 31.40	$ 25.09	$ 23.01	$ 23.05	$ 21.51
Income (loss) from investment operations:
Net investment income (loss) (c)	0.23	0.55	0.53	0.46	0.52	0.49
Net realized and unrealized gain (loss) (d)	4.03	(6.37)	6.25	2.13	(0.06)	1.51
Total from investment operations	4.26	(5.82)	6.78	2.58	0.46	2.00
Net equalization credits and charges (c)	(0.00)(e)	0.14	0.02	(0.03)	0.01	0.00
Other capital	0.00(e)	0.00(e)	0.00(e)	0.00	0.00(e)	—
Distributions to shareholders from:
Net investment income	(0.21)	(1.48)	(0.49)	(0.48)	(0.51)	(0.46)
Net asset value, end of period	$ 28.29	$ 24.24	$ 31.40	$ 25.09	$ 23.01	$ 23.05
Total return (f)	17.62%	(21.38)%	27.23%	11.18%	2.25%	9.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$234,766	$206,007	$113,024	$70,239	$82,838	$165,962
Ratios to average net assets:
Total expenses	0.13%(g)	0.16%	0.24%	0.30%	0.30%	0.30%
Net expenses	0.13%(g)	0.16%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.75%(g)	1.89%	1.75%	1.95%	2.39%	2.17%
Portfolio turnover rate (h)	6%(i)	32%	10%	10%	15%	17%
(a)	Effective on April 22, 2022, the SPDR MSCI ACWI Climate Paris Aligned ETF underwent a 4-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 12)
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
226

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)
Net asset value, beginning of period	$ 21.34	$ 29.15	$ 24.01	$ 24.08	$ 24.97	$ 25.11
Income (loss) from investment operations:
Net investment income (loss) (c)	0.27	0.77	0.71	0.54	0.76	0.67
Net realized and unrealized gain (loss) (d)	4.49	(7.71)	5.05	0.06	(0.95)	(0.21)
Total from investment operations	4.76	(6.94)	5.76	0.60	(0.19)	0.46
Other capital	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.00(e)
Distributions to shareholders from:
Net investment income	(0.35)	(0.87)	(0.62)	(0.67)	(0.70)	(0.60)
Net asset value, end of period	$ 25.75	$ 21.34	$ 29.15	$ 24.01	$ 24.08	$ 24.97
Total return (f)	22.44%	(24.46)%	23.98%	2.44%	(0.61)%	1.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,516,847	$1,320,709	$1,763,381	$1,270,389	$1,683,113	$1,550,892
Ratios to average net assets:
Total expenses	0.31%(g)	0.30%	0.32%	0.34%	0.34%	0.34%
Net expenses	0.31%(g)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.20%(g)	2.90%	2.48%	2.26%	3.20%	2.61%
Portfolio turnover rate (h)	2%(i)	2%	5%	4%	3%	3%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	On September 20, 2019, the SPDR MSCI ACWI ex-US ETF underwent a 3-for-2 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
227

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/23(a) (Unaudited)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)
Net asset value, beginning of period	$ 29.33	$ 41.42	$ 33.95	$ 33.67	$ 34.97	$ 35.37
Income (loss) from investment operations:
Net investment income (loss) (c)	0.35	1.00	1.08	0.76	0.98	1.05
Net realized and unrealized gain (loss) (d)	7.96	(11.96)	7.20	0.14	(1.34)	(0.53)
Total from investment operations	8.31	(10.96)	8.28	0.90	(0.36)	0.52
Net equalization credits and charges (c)	0.00(e)	0.04	0.08	0.07	0.03	0.02
Other capital	0.00(e)	0.00(e)	0.00(e)	0.00(e)	—	—
Distributions to shareholders from:
Net investment income	(0.64)	(1.17)	(0.89)	(0.69)	(0.97)	(0.81)
Net realized gains	—	—	—	—	—	(0.13)
Total distributions	(0.64)	(1.17)	(0.89)	(0.69)	(0.97)	(0.94)
Net asset value, end of period	$ 37.00	$ 29.33	$ 41.42	$ 33.95	$ 33.67	$ 34.97
Total return (f)	27.35%	(27.02)%	24.65%	2.83%	(0.79)%	1.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$251,621	$202,335	$240,241	$122,221	$84,177	$76,937
Ratios to average net assets:
Total expenses	0.21%(g)	0.20%	0.24%	0.30%	0.30%	0.30%
Net expenses	0.21%(g)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.06%(g)	2.69%	2.66%	2.30%	2.97%	2.93%
Portfolio turnover rate (h)	2%(i)	8%	6%	7%	6%	5%
(a)	Effective on January 12, 2023, the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 12)
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
228

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 56.11	$ 75.41	$ 61.74	$ 62.85	$ 64.08	$ 63.16
Income (loss) from investment operations:
Net investment income (loss) (b)	0.80	2.09	1.94	1.43	1.84	1.85
Net realized and unrealized gain (loss) (c)	12.90	(19.22)	13.19	(0.94)	(1.08)	0.64
Total from investment operations	13.70	(17.13)	15.13	0.49	0.76	2.49
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.66)	(2.17)	(1.46)	(1.60)	(1.99)	(1.57)
Net asset value, end of period	$ 69.15	$ 56.11	$ 75.41	$ 61.74	$ 62.85	$ 64.08
Total return (e)	24.50%	(23.29)%	24.57%	0.69%	1.39%	3.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$964,632	$687,312	$810,662	$385,852	$320,538	$265,941
Ratios to average net assets:
Total expenses	0.31%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.49%(f)	3.00%	2.65%	2.32%	3.02%	2.87%
Portfolio turnover rate (g)	5%(h)	14%	13%	14%	12%	6%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
229

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/23(a) (Unaudited)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)
Net asset value, beginning of period	$ 26.76	$ 37.46	$ 32.76	$ 29.89	$ 31.36	$ 32.64
Income (loss) from investment operations:
Net investment income (loss) (c)	0.27	0.73	0.66	0.58	1.08(d)	0.71
Net realized and unrealized gain (loss) (e)	4.17	(10.71)	4.53	2.58	(2.09)	(1.60)
Total from investment operations	4.44	(9.98)	5.19	3.56	(1.01)	(0.89)
Net equalization credits and charges (c)	(0.01)	(0.11)	0.04	0.16	0.14	0.13
Other capital	0.00	0.03	0.02	0.02	0.03	0.01
Distributions to shareholders from:
Net investment income	(1.01)	(0.64)	(0.55)	(0.87)	(0.63)	(0.31)
Net realized gains	—	—	—	—	—	(0.22)
Total distributions	(1.01)	(0.64)	(0.55)	(0.87)	(0.63)	(0.53)
Net asset value, end of period	$ 30.18	$ 26.76	$ 37.46	$ 32.76	$ 29.89	$ 31.36
Total return (f)	14.75%	(27.26)%	16.00%	12.59%	(2.62)%(d)	(2.41)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$87,523	$85,638	$172,318	$94,995	$71,720	$31,358
Ratios to average net assets:
Total expenses	0.31%(g)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.86%(g)	2.12%	1.69%	1.88%	3.54%(d)	2.10%
Portfolio turnover rate (h)	3%(i)	8%	11%	17%	7%	8%
(a)	Effective on January 12, 2023, the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 12)
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.68 per share and 1.13% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been (3.73%).
(e)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
230

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 51.37	$ 68.01	$ 56.44	$ 57.51	$ 59.60	$ 60.69
Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	2.05	1.39	1.39	1.63	1.53
Net realized and unrealized gain (loss) (c)	5.47	(16.91)	11.58	(0.70)	(2.02)	(1.35)
Total from investment operations	6.02	(14.86)	12.97	0.69	(0.39)	0.18
Other capital	—	0.04	0.09	0.05	0.01	0.04
Distributions to shareholders from:
Net investment income	(1.59)	(1.82)	(1.49)	(1.81)	(1.71)	(1.31)
Net asset value, end of period	$ 55.80	$ 51.37	$ 68.01	$ 56.44	$ 57.51	$ 59.60
Total return (d)	11.85%	(22.33)%	23.25%	1.18%	(0.52)%	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,248	$39,810	$81,610	$148,165	$268,867	$266,725
Ratios to average net assets:
Total expenses	0.31%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.03%(e)	3.26%	2.10%	2.50%	2.84%	2.44%
Portfolio turnover rate (f)	9%(g)	23%	26%	23%	23%	30%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
231

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 85.01	$103.50	$ 83.48	$ 80.58	$ 78.67	$ 72.02
Income (loss) from investment operations:
Net investment income (loss) (b)	0.93	2.04	1.83	1.67	1.61	1.61
Net realized and unrealized gain (loss) (c)	14.21	(18.49)	19.90	3.07	2.10	6.89
Total from investment operations	15.14	(16.45)	21.73	4.74	3.71	8.50
Other capital	0.00(d)	0.00(d)	—	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.89)	(2.04)	(1.71)	(1.84)	(1.80)	(1.48)
Net realized gains	—	—	—	—	—	(0.37)
Total distributions	(0.89)	(2.04)	(1.71)	(1.84)	(1.80)	(1.85)
Net asset value, end of period	$ 99.26	$ 85.01	$103.50	$ 83.48	$ 80.58	$ 78.67
Total return (e)	17.86%	(16.24)%	26.15%	5.87%	4.99%	11.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$74,443	$59,509	$51,752	$41,741	$24,175	$31,468
Ratios to average net assets:
Total expenses	0.34%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.96%(f)	2.03%	1.88%	2.05%	2.13%	2.13%
Portfolio turnover rate (g)	6%(h)	13%	25%	18%	14%	18%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
232

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 90.49	$ 124.88	$ 110.29	$ 93.67	$ 97.31	$ 98.49
Income (loss) from investment operations:
Net investment income (loss) (b)	0.45	2.17	1.69	1.66	1.89	1.93
Net realized and unrealized gain (loss) (c)	11.29	(33.17)	14.53	16.72	(3.50)	(1.22)
Total from investment operations	11.74	(31.00)	16.22	18.38	(1.61)	0.71
Other capital	0.01	0.03	0.06	0.03	0.02	0.01
Distributions to shareholders from:
Net investment income	(1.74)	(3.42)	(1.69)	(1.79)	(2.05)	(1.90)
Net asset value, end of period	$ 100.50	$ 90.49	$ 124.88	$ 110.29	$ 93.67	$ 97.31
Total return (d)	13.06%	(25.42)%	14.73%	19.82%	(1.56)%	0.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$366,811	$334,812	$599,447	$540,439	$440,267	$437,903
Ratios to average net assets:
Total expenses	0.50%(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.92%(e)	1.92%	1.31%	1.67%	2.01%	1.86%
Portfolio turnover rate (f)	3%(g)	2%	17%	8%	14%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
233

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 22.42	$ 29.82	$ 24.29	$ 29.99	$ 30.87	$ 30.31
Income (loss) from investment operations:
Net investment income (loss) (b)	0.13	1.12	1.05	0.96	1.25	1.05
Net realized and unrealized gain (loss) (c)	3.87	(7.18)	5.51	(5.68)	(0.87)	0.57
Total from investment operations	4.00	(6.06)	6.56	(4.72)	0.38	1.62
Net equalization credits and charges (b)	0.01	(0.03)	(0.01)	(0.01)	(0.03)	(0.01)
Contribution from affiliate	—	—	—	—	0.01	—
Other capital	0.00(d)	0.01	0.00(d)	0.01	0.01	0.00(d)
Distributions to shareholders from:
Net investment income	(0.13)	(1.32)	(1.02)	(0.98)	(1.25)	(1.05)
Net asset value, end of period	$ 26.30	$ 22.42	$ 29.82	$ 24.29	$ 29.99	$ 30.87
Total return (e)	17.96%	(20.86)%	26.96%	(15.71)%	1.09%(f)	5.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$201,213	$180,460	$295,201	$255,057	$410,811	$402,845
Ratios to average net assets:
Total expenses	0.50%(g)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	1.11%(g)	3.94%	3.63%	3.47%	4.00%	3.21%
Portfolio turnover rate (h)	22%(i)	71%	75%	78%	73%	55%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Affiliate had not made a voluntary contribution during the year ended September 30, 2019, the total return would have been 1.06%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
234

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 45.63	$ 59.20	$ 44.37	$ 43.50	$ 44.89	$ 49.42
Income (loss) from investment operations:
Net investment income (loss) (b)	0.32	1.47	1.09	0.94	1.12	1.19
Net realized and unrealized gain (loss) (c)	5.40	(13.23)	14.99	1.11	(1.21)	(4.25)
Total from investment operations	5.72	(11.76)	16.08	2.05	(0.09)	(3.06)
Other capital	0.01	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.83)	(1.82)	(1.26)	(1.19)	(1.31)	(1.48)
Net asset value, end of period	$ 50.53	$ 45.63	$ 59.20	$ 44.37	$ 43.50	$ 44.89
Total return (d)	12.62%	(20.33)%	36.48%	4.75%	(0.07)%	(6.49)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$661,925	$552,177	$651,163	$505,767	$522,052	$471,349
Ratios to average net assets:
Total expenses	0.65%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	1.31%(e)	2.70%	1.97%	2.22%	2.58%	2.37%
Portfolio turnover rate (f)	2%(g)	23%	42%	30%	23%	24%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
235

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 53.52	$ 65.92	$ 53.12	$ 67.49	$ 68.01	$ 67.64
Income (loss) from investment operations:
Net investment income (loss) (b)	1.25	2.92	2.90	2.72	2.85	2.84
Net realized and unrealized gain (loss) (c)	5.40	(12.21)	13.07	(14.24)	(0.34)	(0.04)
Total from investment operations	6.65	(9.29)	15.97	(11.52)	2.51	2.80
Net equalization credits and charges (b)	—	—	—	—	0.04	0.06
Other capital	0.00(d)	0.00(d)	0.01	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.20)	(3.11)	(3.18)	(2.85)	(3.07)	(2.49)
Net asset value, end of period	$ 58.97	$ 53.52	$ 65.92	$ 53.12	$ 67.49	$ 68.01
Total return (e)	12.44%	(14.69)%	30.37%	(17.21)%	3.98%	4.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$237,369	$216,737	$322,998	$212,462	$276,689	$207,417
Ratios to average net assets:
Total expenses	0.41%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.30%(f)	4.49%	4.46%	4.54%	4.31%	4.12%
Portfolio turnover rate (g)	58%(h)	49%	49%	82%	53%	39%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
236

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 48.01	$ 52.87	$ 44.29	$ 53.31	$ 48.50	$ 51.82
Income (loss) from investment operations:
Net investment income (loss) (b)	0.67	1.42	1.46	1.48	1.86	1.81
Net realized and unrealized gain (loss) (c)	6.54	(4.73)	8.36	(8.96)	4.63	(3.55)
Total from investment operations	7.21	(3.31)	9.82	(7.48)	6.49	(1.74)
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.88)	(1.55)	(1.24)	(1.54)	(1.68)	(1.58)
Net asset value, end of period	$ 54.34	$ 48.01	$ 52.87	$ 44.29	$ 53.31	$ 48.50
Total return (e)	15.07%	(6.63)%	22.28%	(14.46)%	13.76%	(3.43)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$570,578	$489,707	$438,813	$341,045	$399,823	$252,209
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.57%(f)	2.60%	2.84%	3.07%	3.69%	3.61%
Portfolio turnover rate (g)	13%(h)	14%	14%	15%	14%	21%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
237

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 29.02	$ 38.11	$ 33.70	$ 38.98	$ 38.05	$ 40.25
Income (loss) from investment operations:
Net investment income (loss) (b)	0.46	1.50	1.34	1.31	1.47	1.50
Net realized and unrealized gain (loss) (c)	5.20	(8.88)	4.44	(4.88)	1.16	(1.95)
Total from investment operations	5.66	(7.38)	5.78	(3.57)	2.63	(0.45)
Net equalization credits and charges (b)	—	—	—	—	(0.01)	(0.12)
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.40)	(1.71)	(1.37)	(1.71)	(1.69)	(1.63)
Net asset value, end of period	$ 34.28	$ 29.02	$ 38.11	$ 33.70	$ 38.98	$ 38.05
Total return (e)	19.48%	(19.98)%	17.20%	(9.24)%	7.12%	(1.49)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$517,700	$460,070	$632,730	$571,183	$781,556	$861,910
Ratios to average net assets:
Total expenses	0.46%(f)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	2.86%(f)	4.06%	3.52%	3.64%	3.89%	3.74%
Portfolio turnover rate (g)	16%(h)	71%	54%	65%	66%	47%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
238

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2023, the Trust consists of twenty-six (26) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF and SPDR S&P Emerging Asia Pacific ETF which are each a non-diversified investment company.
The SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF and the SPDR Bloomberg SASB Emerging Markets ESG Select ETF were each formed on January 10, 2022 and commenced operations on January 11, 2022.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity
239

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
240

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

Certain Funds invest in U.S. real estate investment trusts (“US REITs”). US REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU"), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as "EU Reclaims" in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of a Fund’s shareholders.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 2023:
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
241

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR S&P Emerging Markets Dividend ETF
Distributions
The following Funds declare and distribute from net investment income, if any, to its shareholders quarterly:
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Global Dividend ETF
SPDR S&P International Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Infrastructure ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2023, the SPDR Bloomberg SASB Emerging Markets ESG Select ETF, the SPDR MSCI ACWI Climate Paris Aligned ETF, the SPDR MSCI ACWI ex-US ETF, the SPDR S&P Emerging Markets Dividend ETF, the SPDR S&P Emerging Markets Small Cap ETF and the SPDR S&P Global Dividend ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of March 31, 2023, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
242

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
Futures Contracts	$—	$—	$—	$ 3,195	$—	$ 3,195
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	—	—	—	100,013	—	100,013
SPDR MSCI ACWI Ex-US ETF
Futures Contracts	—	—	—	153,904	—	153,904
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	36,378	—	36,378
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	20,935	—	20,935
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	87,103	—	87,103
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
Futures Contracts	$—	$—	$—	$ 1,221	$—	$ 1,221
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	—	—	—	136,402	—	136,402
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	(289,102)	—	(289,102)
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	(45,332)	—	(45,332)
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	12,623	—	12,623
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	(2,281)	—	(2,281)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
Futures Contracts	$—	$—	$—	$ 29,372	$—	$ 29,372
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	—	—	—	96,764	—	96,764
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	153,684	—	153,684
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	128,412	—	128,412
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	458,102	—	458,102
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	87,061	—	87,061
243

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	0.12%
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	0.16
SPDR EURO STOXX 50 ETF	0.29
SPDR MSCI ACWI Climate Paris Aligned ETF	0.12
SPDR MSCI ACWI ex-US ETF	0.30
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P International Dividend ETF	0.45
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2024. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2024 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
244

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2023 are disclosed in the Schedules of Investments.
The Adviser agreed to make a contribution of $50,350 to the SPDR Bloomberg SASB Emerging Markets ETF during the fiscal year ended September 30, 2022 related to a trade processing matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2023, were as follows:
	Purchases	Sales
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	$ 1,906,113	$ 1,901,177
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	1,714,742	4,580,604
SPDR EURO STOXX 50 ETF	140,541,196	139,923,918
SPDR MSCI ACWI Climate Paris Aligned ETF	12,729,461	14,521,125
SPDR MSCI ACWI ex-US ETF	26,353,650	39,312,728
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	4,129,440	4,340,771
SPDR MSCI EAFE StrategicFactors ETF	58,315,234	42,789,255
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,657,674	9,225,944
SPDR MSCI Emerging Markets StrategicFactors ETF	3,591,852	4,247,593
SPDR MSCI World StrategicFactors ETF	4,388,164	4,544,154
SPDR S&P Emerging Asia Pacific ETF	11,366,836	15,334,319
SPDR S&P Emerging Markets Dividend ETF	40,535,130	46,773,800
SPDR S&P Emerging Markets Small Cap ETF	46,675,924	15,164,684
SPDR S&P Global Dividend ETF	135,741,449	135,607,481
SPDR S&P Global Infrastructure ETF	71,416,277	70,765,139
SPDR S&P International Dividend ETF	79,713,414	79,139,704
245

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

For the period ended March 31, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	$ 2,546,808	$ 4,737,763	$ (521,952)
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	—	1,579,130	(200,582)
SPDR EURO STOXX 50 ETF	523,118,771	6,563,060	2,571,084
SPDR MSCI ACWI Climate Paris Aligned ETF	—	5,069,740	1,695,216
SPDR MSCI ACWI ex-US ETF	47,573,968	126,564,282	37,462,082
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	6,771,447	10,599,980	3,086,725
SPDR MSCI EAFE StrategicFactors ETF	129,159,446	37,679,684	5,937,349
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	—	3,207,429	(341,675)
SPDR MSCI World StrategicFactors ETF	4,650,690	—	—
SPDR S&P Emerging Asia Pacific ETF	4,493,945	9,365,511	(213,902)
SPDR S&P Emerging Markets Dividend ETF	—	3,827,670	(199,845)
SPDR S&P Emerging Markets Small Cap ETF	13,796,164	5,181,147	1,513,741
SPDR S&P Global Dividend ETF	8,915,300	11,474,108	1,148,022
SPDR S&P Global Infrastructure ETF	40,928,719	29,457,197	7,003,080
SPDR S&P International Dividend ETF	25,261,947	52,092,373	2,909,881
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF and SPDR Bloomberg SASB Emerging Markets ESG Select ETF intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2022, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
246

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

As of March 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	$ 13,690,010	$ 399,103	$ 1,294,534	$ (895,431)
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	11,829,826	420,538	2,873,803	(2,453,265)
SPDR EURO STOXX 50 ETF	2,389,870,445	289,174,311	192,907,402	96,266,909
SPDR MSCI ACWI Climate Paris Aligned ETF	244,600,635	19,916,148	20,468,795	(552,647)
SPDR MSCI ACWI ex-US ETF	1,582,213,558	253,776,015	269,446,552	(15,670,537)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	261,233,019	23,134,217	25,289,001	(2,154,784)
SPDR MSCI EAFE StrategicFactors ETF	1,010,237,413	62,368,924	82,036,004	(19,667,080)
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	92,325,991	15,343,349	19,789,761	(4,446,412)
SPDR MSCI Emerging Markets StrategicFactors ETF	42,854,836	9,516,406	9,192,620	323,786
SPDR MSCI World StrategicFactors ETF	66,954,229	12,633,367	2,822,148	9,811,219
SPDR S&P Emerging Asia Pacific ETF	368,044,556	102,421,801	97,658,747	4,763,054
SPDR S&P Emerging Markets Dividend ETF	227,342,629	14,642,368	41,692,808	(27,050,440)
SPDR S&P Emerging Markets Small Cap ETF	694,460,093	115,320,929	131,536,861	(16,215,932)
SPDR S&P Global Dividend ETF	283,700,723	4,782,082	30,458,357	(25,676,275)
SPDR S&P Global Infrastructure ETF	546,305,320	49,816,329	23,175,026	26,641,303
SPDR S&P International Dividend ETF	545,330,298	34,030,825	42,538,150	(8,507,325)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX 50 ETF	$ 71,265,634	$ 58,247,352	$ 16,368,638	$ 74,615,990
SPDR MSCI ACWI Climate Paris Aligned ETF	10,486,616	9,931,119	1,022,785	10,953,904
SPDR MSCI ACWI ex-US ETF	82,868,946	61,790,068	25,039,731	86,829,799
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	17,726,651	9,606,972	8,966,027	18,572,999
SPDR MSCI EAFE StrategicFactors ETF	44,541,278	35,850,751	10,910,448	46,761,199
247

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	$ 1,525,622	$ 840,508	$ 799,435	$ 1,639,943
SPDR MSCI Emerging Markets StrategicFactors ETF	691,991	193,548	572,172	765,720
SPDR MSCI World StrategicFactors ETF	3,156,441	2,710,750	596,114	3,306,864
SPDR S&P Emerging Asia Pacific ETF	10,211,339	5,876,657	5,199,906	11,076,563
SPDR S&P Emerging Markets Dividend ETF	1,873,831	672,623	1,302,091	1,974,714
SPDR S&P Emerging Markets Small Cap ETF	50,466,533	18,895,301	37,869,808	56,765,109
SPDR S&P Global Dividend ETF	35,104,717	22,883,069	13,736,067	36,619,136
SPDR S&P Global Infrastructure ETF	8,659,444	5,171,801	3,808,247	8,980,048
SPDR S&P International Dividend ETF	45,665,477	24,150,812	24,257,232	48,408,044
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2023:
		Remaining Contractual Maturity of the Agreements as of March 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX 50 ETF	Common Stocks	$58,247,352	$—	$—	$—	$58,247,352	$58,247,352
SPDR MSCI ACWI Climate Paris Aligned ETF	Common Stocks	9,931,119	—	—	—	9,931,119	9,931,119
SPDR MSCI ACWI Ex-US ETF	Common Stocks	61,790,068	—	—	—	61,790,068	61,790,068
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	9,606,972	—	—	—	9,606,972	9,606,972
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	35,850,751	—	—	—	35,850,751	35,850,751
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	840,508	—	—	—	840,508	840,508
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	193,548	—	—	—	193,548	193,548
SPDR MSCI World StrategicFactors ETF	Common Stocks	2,710,750	—	—	—	2,710,750	2,710,750
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	5,876,657	—	—	—	5,876,657	5,876,657
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	672,623	—	—	—	672,623	672,623
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	18,895,301	—	—	—	18,895,301	18,895,301
SPDR S&P Global Dividend ETF	Common Stocks	22,883,069	—	—	—	22,883,069	22,883,069
SPDR S&P Global Infrastructure ETF	Common Stocks	5,171,801	—	—	—	5,171,801	5,171,801
SPDR S&P International Dividend ETF	Common Stocks	24,150,812	—	—	—	24,150,812	24,150,812
10.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
248

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

The following Funds participate in the credit facility as of March 31, 2023:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
 The Funds had no outstanding loans as of March 31, 2023.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID -19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the
249

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
   12.     Stock Split
The Board authorized a 2-for-1 stock split for the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF and the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF effective January 12, 2023, for the shareholders of record on January 9, 2023. The impact of the stock splits was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by a factor of 2, resulting in no effect to the net assets of the aforementioned Funds.
The Board authorized a 4-for-1 stock split for the SPDR MSCI ACWI Climate Paris Aligned ETF effective April 22, 2022, for the shareholders of record on April 19, 2022. The impact of the stock split was to increase the number of shares outstanding by a factor of 4, while decreasing the NAV per share by a factor of 4, resulting in no effect to the net assets of the aforementioned Fund.
The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
13.    Subsequent Events
On February 23, 2023, at the recommendation of SSGA FM, the Board voted to close and liquidate the SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF and the SPDR Bloomberg SASB Emerging Markets ESG Select ETF (the "Liquidating Funds").
The Liquidating Funds ceased operations, liquidated their assets to shareholders of record on April 17, 2023 and on April 18, 2023, the Liquidating Funds distributed to its remaining shareholders a liquidating cash distribution equal to the current net asset value of their shares.
250

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2022 to March 31, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	0.12%	$1,260.10	$0.68	$1,024.30	$0.61
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	0.16	1,120.50	0.85	1,024.10	0.81
SPDR EURO STOXX 50 ETF	0.29	1,450.70	1.77	1,023.50	1.46
SPDR MSCI ACWI Climate Paris Aligned ETF	0.13	1,176.20	0.71	1,024.30	0.66
SPDR MSCI ACWI ex-US ETF	0.31	1,224.40	1.72	1,023.40	1.56
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.21	1,273.50	1.19	1,023.90	1.06
SPDR MSCI EAFE StrategicFactors ETF	0.31	1,245.00	1.74	1,023.40	1.56
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.31	1,147.50	1.66	1,023.40	1.56
SPDR MSCI Emerging Markets StrategicFactors ETF	0.31	1,118.50	1.64	1,023.40	1.56
SPDR MSCI World StrategicFactors ETF	0.34	1,178.60	1.85	1,023.20	1.72
SPDR S&P Emerging Asia Pacific ETF	0.50	1,130.60	2.66	1,022.40	2.52
SPDR S&P Emerging Markets Dividend ETF	0.50	1,179.60	2.72	1,022.40	2.52
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,126.20	3.45	1,021.70	3.28
SPDR S&P Global Dividend ETF	0.41	1,124.40	2.17	1,022.90	2.07
SPDR S&P Global Infrastructure ETF	0.40	1,150.70	2.14	1,022.90	2.02
SPDR S&P International Dividend ETF	0.46	1,194.80	2.52	1,022.60	2.32
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
251

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period from December 31, 2021 through December 31, 2022 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Index Shares
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

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SPDR® Index Shares
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SPDRISISAR

Semi-Annual Report
March 31, 2023
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR Dow Jones Global Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Prologis, Inc. REIT	8.9%
Equinix, Inc. REIT	5.2
Public Storage REIT	3.7
Realty Income Corp. REIT	3.1
Simon Property Group, Inc. REIT	2.8
Welltower, Inc. REIT	2.6
Digital Realty Trust, Inc. REIT	2.2
AvalonBay Communities, Inc. REIT	1.8
Extra Space Storage, Inc. REIT	1.7
Equity Residential REIT	1.6
TOTAL	33.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023

% of Net Assets
Industrial REITs	17.7%
Retail REITs	17.7
Specialized REITs	15.8
Residential REITs	14.8
Office REITs	8.1
Real Estate Management & Development	7.9
Health Care REITs	7.8
Diversified REITs	6.3
Hotel & Resort REITs	3.3
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Dow Jones International Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Mitsui Fudosan Co. Ltd.	4.5%
Link REIT REIT	4.1
Segro PLC REIT	2.9
Scentre Group REIT	2.4
Wharf Real Estate Investment Co. Ltd.	2.2
CapitaLand Integrated Commercial Trust REIT	1.9
CapitaLand Ascendas REIT REIT	1.8
Nippon Building Fund, Inc. REIT	1.7
Capitaland Investment Ltd.	1.7
Swiss Prime Site AG	1.6
TOTAL	24.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023

% of Net Assets
Real Estate Management & Development	25.1%
Retail REITs	19.6
Industrial REITs	16.1
Diversified REITs	14.0
Office REITs	12.5
Residential REITs	5.0
Health Care REITs	2.5
Specialized REITs	2.3
Hotel & Resort REITs	2.0
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio Developed World ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Nestle SA	1.5%
ASML Holding NV	1.3
Novo Nordisk AS Class B	1.2
Samsung Electronics Co. Ltd. GDR	1.1
LVMH Moet Hennessy Louis Vuitton SE	1.1
AstraZeneca PLC	1.0
Novartis AG	1.0
Roche Holding AG	0.9
Shell PLC	0.9
Toyota Motor Corp.	0.8
TOTAL	10.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

SPDR Portfolio Emerging Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Tencent Holdings Ltd.	4.0
Alibaba Group Holding Ltd.	2.7
Reliance Industries Ltd. GDR	1.4
Meituan Class B	1.2
Infosys Ltd. ADR	0.9
China Construction Bank Corp. Class H	0.9
Housing Development Finance Corp. Ltd.	0.9
Vale SA ADR	0.8
HDFC Bank Ltd.	0.8
TOTAL	18.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR Portfolio Europe ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Nestle SA	2.9%
ASML Holding NV	2.3
Novo Nordisk AS Class B	2.2
LVMH Moet Hennessy Louis Vuitton SE	2.0
AstraZeneca PLC	1.8
Roche Holding AG	1.7
Novartis AG	1.7
TotalEnergies SE	1.3
HSBC Holdings PLC	1.2
Unilever PLC	1.2
TOTAL	18.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
5

SPDR Portfolio MSCI Global Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Apple, Inc.	4.0%
Microsoft Corp.	3.1
Amazon.com, Inc.	1.5
Alphabet, Inc. Class C	1.0
NVIDIA Corp.	1.0
Alphabet, Inc. Class A	0.9
Tesla, Inc.	0.8
UnitedHealth Group, Inc.	0.8
JPMorgan Chase & Co.	0.8
Meta Platforms, Inc. Class A	0.7
TOTAL	14.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
6

SPDR S&P China ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Tencent Holdings Ltd.	11.5%
Alibaba Group Holding Ltd.	7.5
Meituan Class B	3.3
China Construction Bank Corp. Class H	2.5
JD.com, Inc. Class A	2.0
Baidu, Inc. Class A	1.6
PDD Holdings, Inc. ADR	1.6
Ping An Insurance Group Co. of China Ltd. Class H	1.6
Industrial & Commercial Bank of China Ltd. Class H	1.5
NetEase, Inc.	1.2
TOTAL	34.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2023

% of Net Assets
Consumer Discretionary	25.9%
Communication Services	17.2
Financials	14.9
Industrials	7.6
Information Technology	7.1
Health Care	6.9
Consumer Staples	6.5
Materials	4.8
Real Estate	3.5
Energy	2.9
Utilities	2.1
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P Global Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
BHP Group Ltd.	4.9%
Shell PLC	4.5
Exxon Mobil Corp.	4.3
TotalEnergies SE	3.2
Glencore PLC	2.9
Chevron Corp.	2.8
Nutrien Ltd.	2.6
BP PLC	2.6
Vale SA ADR	2.5
Nutrien Ltd.	2.4
TOTAL	32.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
8

SPDR S&P International Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Sydbank AS	0.3%
NTT UD REIT Investment Corp. REIT	0.2
Rorze Corp.	0.2
Shochiku Co. Ltd.	0.2
Uni-Select, Inc.	0.2
Kotobuki Spirits Co. Ltd.	0.2
JYP Entertainment Corp.	0.2
CosmoAM&T Co. Ltd.	0.2
Nakanishi, Inc.	0.2
Nippon Parking Development Co. Ltd.	0.2
TOTAL	2.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
9

SPDR S&P North American Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2023

Description	% of Net Assets
Exxon Mobil Corp.	9.6%
Freeport-McMoRan, Inc.	9.0
Chevron Corp.	7.9
Newmont Corp.	5.4
Archer-Daniels-Midland Co.	5.4
Corteva, Inc.	5.0
ConocoPhillips	4.3
Nutrien Ltd.	4.3
Barrick Gold Corp.	4.2
Canadian Natural Resources Ltd.	3.9
TOTAL	59.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
10

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 2.8%
BWP Trust REIT	456,596	$ 1,155,944
Centuria Industrial REIT	513,328	1,031,405
Charter Hall Long Wale REIT	632,289	1,774,363
Charter Hall Retail REIT	493,374	1,242,444
Dexus REIT (a)	1,034,354	5,202,619
GPT Group REIT	1,842,194	5,231,353
National Storage REIT	1,161,946	1,953,316
Region RE Ltd. REIT	1,126,519	1,773,043
Scentre Group REIT	4,996,289	9,202,230
Vicinity Ltd. REIT	3,731,305	4,860,637
Waypoint REIT Ltd.	640,309	1,110,714
		34,538,068
AUSTRIA — 0.1%
CA Immobilien Anlagen AG (b)	44,549	1,200,326
BELGIUM — 0.8%
Aedifica SA REIT	38,790	3,122,825
Cofinimmo SA REIT (a)	29,707	2,632,040
Warehouses De Pauw CVA REIT	149,547	4,438,826
		10,193,691
BRAZIL — 0.3%
Aliansce Sonae Shopping Centers SA	393,102	1,364,548
Iguatemi SA (c)	207,150	788,112
Multiplan Empreendimentos Imobiliarios SA	256,000	1,244,089
		3,396,749
CANADA — 1.2%
Artis Real Estate Investment Trust	60,364	339,432
Boardwalk Real Estate Investment Trust	21,315	868,444
Canadian Apartment Properties REIT	80,608	2,823,826
Dream Industrial Real Estate Investment Trust	124,155	1,348,564
First Capital Real Estate Investment Trust	99,818	1,160,186
Granite Real Estate Investment Trust	30,290	1,873,107
H&R Real Estate Investment Trust	128,151	1,193,115
InterRent Real Estate Investment Trust	65,348	646,551
NorthWest Healthcare Properties Real Estate Investment Trust	110,124	689,216
Primaris Real Estate Investment Trust	47,649	475,663
RioCan Real Estate Investment Trust	140,763	2,120,780
Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	67,607	$ 1,327,312
		14,866,196
FINLAND — 0.2%
Kojamo Oyj	173,337	2,043,293
FRANCE — 1.4%
Covivio SA REIT (a)	45,222	2,633,445
Gecina SA REIT	52,318	5,431,147
Klepierre SA REIT	188,172	4,262,563
Unibail-Rodamco-Westfield REIT (a)(b)	102,761	5,513,572
		17,840,727
GERMANY — 0.5%
Aroundtown SA	898,980	1,282,403
Deutsche Wohnen SE	51,009	1,002,525
LEG Immobilien SE (a)	71,687	3,931,601
		6,216,529
HONG KONG — 2.5%
Hang Lung Properties Ltd.	1,792,018	3,351,209
Hysan Development Co. Ltd.	580,731	1,649,731
Link REIT	2,431,488	15,642,156
Swire Properties Ltd.	1,024,000	2,635,023
Wharf Real Estate Investment Co. Ltd.	1,496,000	8,594,908
		31,873,027
ISRAEL — 0.2%
Azrieli Group Ltd.	34,851	1,991,956
JAPAN — 9.4%
Activia Properties, Inc. REIT	712	2,022,210
Advance Residence Investment Corp. REIT	1,336	3,177,128
Aeon Mall Co. Ltd. (a)	93,700	1,222,909
AEON REIT Investment Corp.	1,700	1,850,853
Comforia Residential REIT, Inc.	638	1,512,428
Daiwa House REIT Investment Corp.	2,075	4,232,944
Daiwa Office Investment Corp. REIT	276	1,256,713
Daiwa Securities Living Investments Corp. REIT	2,190	1,791,953
Frontier Real Estate Investment Corp. REIT	496	1,770,231
Global One Real Estate Investment Corp. REIT	968	760,057
GLP J-REIT	4,537	4,878,238
Hoshino Resorts REIT, Inc.	244	1,265,009
Hulic Co. Ltd.	578,300	4,723,211
Hulic REIT, Inc.	1,217	1,367,971
Ichigo Office REIT Investment Corp.	1,421	1,033,532

See accompanying notes to financial statements.
11

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Industrial & Infrastructure Fund Investment Corp. REIT	2,000	$ 2,166,955
Invincible Investment Corp. REIT	5,955	2,492,250
Japan Excellent, Inc. REIT	1,205	1,085,577
Japan Hotel REIT Investment Corp.	4,347	2,452,924
Japan Logistics Fund, Inc. REIT	894	1,978,233
Japan Metropolitan Fund Invest REIT	6,739	4,896,396
Japan Prime Realty Investment Corp. REIT	960	2,517,394
Japan Real Estate Investment Corp. REIT	1,332	5,284,364
Kenedix Office Investment Corp. REIT	818	1,883,815
Kenedix Residential Next Investment Corp. REIT	1,031	1,586,511
Kenedix Retail REIT Corp.	586	1,034,273
LaSalle Logiport REIT	1,742	2,011,762
Mitsubishi Estate Logistics REIT Investment Corp.	483	1,417,173
Mitsui Fudosan Co. Ltd.	918,700	17,146,674
Mitsui Fudosan Logistics Park, Inc. REIT	530	1,851,754
Mori Hills REIT Investment Corp.	1,576	1,747,822
Mori Trust REIT, Inc. (a)	2,414	1,242,460
Nippon Accommodations Fund, Inc. REIT	484	2,171,072
Nippon Building Fund, Inc. REIT	1,637	6,777,271
Nippon Prologis REIT, Inc.	2,644	5,568,511
NIPPON REIT Investment Corp.	444	1,067,548
Nomura Real Estate Master Fund, Inc. REIT	4,551	5,077,943
NTT UD REIT Investment Corp.	1,364	1,382,550
Orix J REIT, Inc.	2,656	3,352,679
Sekisui House REIT, Inc.	4,269	2,306,267
Tokyu REIT, Inc.	911	1,238,944
United Urban Investment Corp. REIT	3,014	3,238,425
		117,842,934
MEXICO — 0.5%
Corp. Inmobiliaria Vesta SAB de CV	634,850	1,991,114
Fibra Uno Administracion SA de CV REIT	2,721,278	3,793,452
		5,784,566
ROMANIA — 0.2%
NEPI Rockcastle NV	440,912	2,567,317
Security Description	Shares	Value
SAUDI ARABIA — 0.1%
Arabian Centres Co. Ltd.	155,732	$ 845,517
SINGAPORE — 3.5%
CapitaLand Ascendas REIT	3,233,191	6,954,929
CapitaLand Ascott Trust Stapled Security	2,002,200	1,498,393
CapitaLand China Trust REIT	1,171,600	986,945
CapitaLand Integrated Commercial Trust REIT	4,844,207	7,214,118
Capitaland Investment Ltd.	2,361,217	6,535,503
Frasers Centrepoint Trust REIT	1,048,893	1,806,600
Frasers Logistics & Commercial Trust REIT	2,818,800	2,777,352
Keppel DC REIT	1,291,900	2,001,665
Keppel REIT	1,942,312	1,292,878
Mapletree Industrial Trust REIT	1,936,532	3,451,981
Mapletree Logistics Trust REIT	3,111,463	4,001,806
Mapletree Pan Asia Commercial Trust REIT	2,242,231	3,035,625
Suntec Real Estate Investment Trust (a)	2,160,895	2,324,155
		43,881,950
SOUTH AFRICA — 0.2%
Growthpoint Properties Ltd. REIT	3,288,739	2,420,794
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	289,566	1,832,539
Merlin Properties Socimi SA REIT	324,707	2,843,390
		4,675,929
SWEDEN — 1.1%
Castellum AB (a)	276,434	3,209,653
Fabege AB	256,496	1,969,440
Hufvudstaden AB Class A (a)	115,051	1,561,078
Neobo Fastigheter AB (a)(b)	98,307	118,315
Sagax AB Class B	182,514	4,203,108
Samhallsbyggnadsbolaget i Norden AB	1,044,418	1,424,177
Wihlborgs Fastigheter AB	260,835	1,995,965
		14,481,736
SWITZERLAND — 0.9%
PSP Swiss Property AG	44,225	5,034,645
Swiss Prime Site AG	73,800	6,143,605
		11,178,250
THAILAND — 0.2%
Central Pattana PCL NVDR	1,289,000	2,591,570
UNITED KINGDOM — 4.0%
Assura PLC REIT	2,846,496	1,719,652
Big Yellow Group PLC REIT	168,622	2,437,279
British Land Co. PLC REIT	904,706	4,338,023

See accompanying notes to financial statements.
12

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Derwent London PLC REIT	109,320	$ 3,187,278
Grainger PLC REIT	722,348	2,081,033
Great Portland Estates PLC REIT	241,747	1,515,464
Hammerson PLC REIT	3,917,792	1,263,840
Land Securities Group PLC REIT	722,486	5,549,291
LondonMetric Property PLC REIT	953,935	2,071,190
LXI REIT PLC	1,641,620	1,997,305
Primary Health Properties PLC REIT	1,305,710	1,633,819
Safestore Holdings PLC REIT	211,449	2,483,738
Segro PLC REIT	1,170,878	11,112,792
Supermarket Income REIT PLC	1,182,491	1,266,171
Tritax Big Box REIT PLC	1,813,273	3,136,588
UNITE Group PLC REIT	386,966	4,590,863
		50,384,326
UNITED STATES — 68.9%
Acadia Realty Trust REIT	91,994	1,283,316
Agree Realty Corp. REIT	85,186	5,844,611
Alexandria Real Estate Equities, Inc. REIT	152,455	19,146,823
American Assets Trust, Inc. REIT	50,100	931,359
American Homes 4 Rent Class A, REIT	297,278	9,349,393
Americold Realty Trust, Inc. REIT	260,998	7,425,393
Apartment Income REIT Corp.	142,978	5,120,042
Apartment Investment & Management Co. Class A, REIT	144,169	1,108,660
Apple Hospitality REIT, Inc.	205,421	3,188,134
Ashford Hospitality Trust, Inc. REIT (a)(b)	31,416	100,845
AvalonBay Communities, Inc. REIT	135,349	22,746,753
Boston Properties, Inc. REIT	138,176	7,478,085
Brandywine Realty Trust REIT	162,982	770,905
Brixmor Property Group, Inc. REIT	288,524	6,209,037
Broadstone Net Lease, Inc. REIT	168,598	2,867,852
Camden Property Trust REIT	106,643	11,180,452
CareTrust REIT, Inc.	95,426	1,868,441
Centerspace REIT	14,282	780,226
Chatham Lodging Trust REIT	50,186	526,451
City Office REIT, Inc.	36,717	253,347
Community Healthcare Trust, Inc. REIT	22,175	811,605
Corporate Office Properties Trust REIT	109,594	2,598,474
Security Description	Shares	Value
Cousins Properties, Inc. REIT	146,536	$ 3,132,940
CubeSmart REIT	217,430	10,049,615
DiamondRock Hospitality Co. REIT	205,871	1,673,731
Digital Realty Trust, Inc. REIT	278,226	27,352,398
DigitalBridge Group, Inc.	141,372	1,695,050
Diversified Healthcare Trust REIT	253,949	342,831
Douglas Emmett, Inc. REIT	171,118	2,109,885
Easterly Government Properties, Inc. REIT	86,726	1,191,615
EastGroup Properties, Inc. REIT	41,953	6,935,670
Elme Communities REIT	85,503	1,527,084
Empire State Realty Trust, Inc. Class A, REIT (a)	129,057	837,580
EPR Properties REIT	72,980	2,780,538
Equinix, Inc. REIT	89,558	64,574,900
Equity Commonwealth REIT	106,537	2,206,381
Equity LifeStyle Properties, Inc. REIT	169,340	11,367,794
Equity Residential REIT	329,551	19,773,060
Essential Properties Realty Trust, Inc. REIT	137,191	3,409,196
Essex Property Trust, Inc. REIT	62,558	13,083,380
Extra Space Storage, Inc. REIT	129,596	21,115,076
Federal Realty Investment Trust REIT	70,934	7,010,407
First Industrial Realty Trust, Inc. REIT	127,125	6,763,050
Four Corners Property Trust, Inc. REIT	81,010	2,175,929
Franklin Street Properties Corp. REIT (a)	99,907	156,854
Getty Realty Corp. REIT	40,885	1,473,087
Global Medical REIT, Inc.	61,483	560,110
Global Net Lease, Inc. REIT	98,905	1,271,918
Healthcare Realty Trust, Inc. REIT	366,148	7,077,641
Healthpeak Properties, Inc. REIT	529,360	11,630,039
Hersha Hospitality Trust REIT	30,354	203,979
Highwoods Properties, Inc. REIT	102,473	2,376,349
Host Hotels & Resorts, Inc. REIT	692,323	11,416,406
Hudson Pacific Properties, Inc. REIT	123,072	818,429
Independence Realty Trust, Inc. REIT	217,525	3,486,926
Industrial Logistics Properties Trust REIT	65,643	201,524
Innovative Industrial Properties, Inc. REIT	26,933	2,046,639
Invitation Homes, Inc. REIT	562,141	17,555,663
JBG SMITH Properties REIT	95,136	1,432,748

See accompanying notes to financial statements.
13

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Kilroy Realty Corp. REIT	101,896	$ 3,301,430
Kimco Realty Corp. REIT	598,833	11,695,209
Kite Realty Group Trust REIT	211,365	4,421,756
Life Storage, Inc. REIT	82,297	10,788,314
LTC Properties, Inc. REIT	39,615	1,391,675
LXP Industrial Trust REIT	268,277	2,765,936
Macerich Co. REIT	209,020	2,215,612
Medical Properties Trust, Inc. REIT	580,389	4,770,798
Mid-America Apartment Communities, Inc. REIT	111,766	16,881,137
National Health Investors, Inc. REIT	42,224	2,177,914
National Retail Properties, Inc. REIT	175,784	7,760,864
National Storage Affiliates Trust REIT	82,214	3,434,901
Necessity Retail REIT, Inc.	127,942	803,476
NETSTREIT Corp.	53,383	975,841
NexPoint Residential Trust, Inc. REIT	21,747	949,692
Office Properties Income Trust REIT	45,848	563,930
Omega Healthcare Investors, Inc. REIT	225,393	6,178,022
Orion Office REIT, Inc.	57,979	388,459
Paramount Group, Inc. REIT	164,917	752,022
Park Hotels & Resorts, Inc. REIT	218,993	2,706,753
Pebblebrook Hotel Trust REIT	128,997	1,811,118
Piedmont Office Realty Trust, Inc. Class A, REIT	117,311	856,370
Plymouth Industrial REIT, Inc.	38,059	799,620
Prologis, Inc. REIT	892,822	111,397,401
Public Storage REIT	152,891	46,194,487
Realty Income Corp. REIT	606,719	38,417,447
Regency Centers Corp. REIT	149,154	9,125,242
Retail Opportunity Investments Corp. REIT	122,635	1,711,985
Rexford Industrial Realty, Inc. REIT	183,115	10,922,810
RLJ Lodging Trust REIT	155,520	1,648,512
RPT Realty REIT	86,031	818,155
Ryman Hospitality Properties, Inc. REIT	53,226	4,775,969
Seritage Growth Properties Class A, REIT (b)	35,204	277,055
Service Properties Trust REIT	157,068	1,564,397
Simon Property Group, Inc. REIT	316,296	35,415,663
SITE Centers Corp. REIT	178,419	2,190,985
SL Green Realty Corp. REIT	62,437	1,468,518
Spirit Realty Capital, Inc. REIT	134,319	5,351,269
STAG Industrial, Inc. REIT	172,306	5,827,389
Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	101,225	$ 708,575
Sun Communities, Inc. REIT	119,879	16,888,554
Sunstone Hotel Investors, Inc. REIT	203,038	2,006,015
Tanger Factory Outlet Centers, Inc. REIT	101,885	2,000,003
Terreno Realty Corp. REIT	70,796	4,573,422
UDR, Inc. REIT	299,346	12,291,147
UMH Properties, Inc. REIT	50,422	745,741
Universal Health Realty Income Trust REIT	11,955	575,155
Urban Edge Properties REIT	112,100	1,688,226
Ventas, Inc. REIT	387,085	16,780,135
Veris Residential, Inc. REIT (b)	75,216	1,101,162
Vornado Realty Trust REIT	155,549	2,390,788
Welltower, Inc. REIT	457,131	32,771,721
WP Carey, Inc. REIT	203,852	15,788,337
Xenia Hotels & Resorts, Inc. REIT	111,593	1,460,752
		861,674,492
TOTAL COMMON STOCKS (Cost $1,364,810,689)		1,242,489,943

PREFERRED STOCKS — 0.0% (d)
BRAZIL — 0.0% (d)
Iguatemi SA , REIT 0.49% (Cost $36,097)	22,490	35,530
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e)(f)	3,066,677	3,066,983
State Street Navigator Securities Lending Portfolio II (g)(h)	11,128,839	11,128,839
TOTAL SHORT-TERM INVESTMENTS (Cost $14,195,959)		14,195,822
TOTAL INVESTMENTS — 100.5% (Cost $1,379,042,745)		1,256,721,295
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(6,698,740)
NET ASSETS — 100.0%		$ 1,250,022,555
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
14

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	234	06/16/2023	$7,589,981	$7,752,420	$162,439

During the period ended March 31, 2023, average notional value related to futures contracts was $6,465,869.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,242,489,943	$—	$—	$1,242,489,943
Preferred Stocks	35,530	—	—	35,530
Short-Term Investments	14,195,822	—	—	14,195,822
TOTAL INVESTMENTS	$1,256,721,295	$—	$—	$1,256,721,295
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 162,439	$—	$—	$ 162,439
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,256,883,734	$—	$—	$1,256,883,734
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,275,629	$2,276,084	$ 50,850,053	$ 50,059,846	$867	$(175)	3,066,677	$ 3,066,983	$46,200
State Street Navigator Securities Lending Portfolio II	966,746	966,746	75,814,950	65,652,857	—	—	11,128,839	11,128,839	24,842
Total		$3,242,830	$126,665,003	$115,712,703	$867	$(175)		$14,195,822	$71,042
See accompanying notes to financial statements.
15

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 9.0%
BWP Trust REIT	542,648	$ 1,373,798
Centuria Industrial REIT (a)	602,657	1,210,889
Charter Hall Long Wale REIT	726,155	2,037,775
Charter Hall Retail REIT	577,315	1,453,830
Dexus REIT	1,200,356	6,037,579
GPT Group REIT	2,137,831	6,070,886
National Storage REIT	1,344,300	2,259,867
Region RE Ltd. REIT	1,282,195	2,018,063
Scentre Group REIT	5,792,595	10,668,877
Vicinity Ltd. REIT	4,318,387	5,625,408
Waypoint REIT Ltd.	749,764	1,300,580
		40,057,552
AUSTRIA — 0.3%
CA Immobilien Anlagen AG (b)	51,103	1,376,917
BELGIUM — 2.7%
Aedifica SA REIT	44,477	3,580,663
Cofinimmo SA REIT	34,123	3,023,297
Warehouses De Pauw CVA REIT	173,334	5,144,867
		11,748,827
BRAZIL — 0.9%
Aliansce Sonae Shopping Centers SA	456,717	1,585,371
Iguatemi SA (c)	241,846	920,114
Multiplan Empreendimentos Imobiliarios SA	300,362	1,459,675
		3,965,160
CANADA — 3.9%
Artis Real Estate Investment Trust	62,334	350,509
Boardwalk Real Estate Investment Trust	24,874	1,013,450
Canadian Apartment Properties REIT	92,884	3,253,874
Dream Industrial Real Estate Investment Trust	141,014	1,531,685
First Capital Real Estate Investment Trust	117,302	1,363,402
Granite Real Estate Investment Trust	34,940	2,160,660
H&R Real Estate Investment Trust	146,071	1,359,955
InterRent Real Estate Investment Trust	76,699	758,857
NorthWest Healthcare Properties Real Estate Investment Trust	130,693	817,948
Primaris Real Estate Investment Trust	53,108	530,158
RioCan Real Estate Investment Trust	163,939	2,469,957
Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	79,052	$ 1,552,009
		17,162,464
FINLAND — 0.5%
Kojamo Oyj (a)	198,588	2,340,952
FRANCE — 4.7%
Covivio SA REIT (a)	51,832	3,018,370
Gecina SA REIT	60,716	6,302,946
Klepierre SA REIT (a)	218,111	4,940,755
Unibail-Rodamco-Westfield REIT (b)	25,017	1,342,270
Unibail-Rodamco-Westfield REIT (a)(b)	94,882	5,090,830
		20,695,171
GERMANY — 1.6%
Aroundtown SA	1,027,845	1,466,230
Deutsche Wohnen SE	58,079	1,141,478
LEG Immobilien SE	82,871	4,544,976
		7,152,684
HONG KONG — 8.3%
Hang Lung Properties Ltd.	2,056,755	3,846,287
Hysan Development Co. Ltd.	664,846	1,888,683
Link REIT (a)	2,821,952	18,154,074
Swire Properties Ltd.	1,172,600	3,017,410
Wharf Real Estate Investment Co. Ltd.	1,729,000	9,933,554
		36,840,008
ISRAEL — 0.5%
Azrieli Group Ltd.	40,712	2,326,949
JAPAN — 30.6%
Activia Properties, Inc. REIT	821	2,331,790
Advance Residence Investment Corp. REIT	1,543	3,669,393
Aeon Mall Co. Ltd.	106,940	1,395,708
AEON REIT Investment Corp.	1,967	2,141,546
Comforia Residential REIT, Inc.	750	1,777,932
Daiwa House REIT Investment Corp.	2,378	4,851,056
Daiwa Office Investment Corp. REIT	319	1,452,506
Daiwa Securities Living Investments Corp. REIT	2,516	2,058,700
Frontier Real Estate Investment Corp. REIT	572	2,041,476
Global One Real Estate Investment Corp. REIT	1,145	899,034
GLP J-REIT	5,257	5,652,391
Hoshino Resorts REIT, Inc.	285	1,477,572
Hulic Co. Ltd.	666,990	5,447,578
Hulic REIT, Inc. (a)	1,427	1,604,021
Ichigo Office REIT Investment Corp.	1,694	1,232,093
Industrial & Infrastructure Fund Investment Corp. REIT	2,307	2,499,582

See accompanying notes to financial statements.
16

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Invincible Investment Corp. REIT	6,807	$ 2,848,823
Japan Excellent, Inc. REIT	1,420	1,279,270
Japan Hotel REIT Investment Corp.	4,984	2,812,371
Japan Logistics Fund, Inc. REIT	1,043	2,307,938
Japan Metropolitan Fund Invest REIT	7,786	5,657,121
Japan Prime Realty Investment Corp. REIT	1,115	2,923,848
Japan Real Estate Investment Corp. REIT	1,543	6,121,452
Kenedix Office Investment Corp. REIT (a)	943	2,171,685
Kenedix Residential Next Investment Corp. REIT	1,191	1,832,721
Kenedix Retail REIT Corp.	672	1,186,060
LaSalle Logiport REIT	1,994	2,302,786
Mitsubishi Estate Logistics REIT Investment Corp. (a)	555	1,628,428
Mitsui Fudosan Co. Ltd.	1,064,400	19,866,027
Mitsui Fudosan Logistics Park, Inc. REIT	606	2,117,289
Mori Hills REIT Investment Corp.	1,818	2,016,206
Mori Trust REIT, Inc.	2,774	1,427,748
Nippon Accommodations Fund, Inc. REIT	559	2,507,499
Nippon Building Fund, Inc. REIT	1,896	7,849,545
Nippon Prologis REIT, Inc.	3,069	6,463,601
NIPPON REIT Investment Corp.	505	1,214,216
Nomura Real Estate Master Fund, Inc. REIT	5,260	5,869,036
NTT UD REIT Investment Corp.	1,554	1,575,134
Orix J REIT, Inc.	3,078	3,885,371
Sekisui House REIT, Inc.	4,879	2,635,811
Tokyu REIT, Inc.	1,039	1,413,021
United Urban Investment Corp. REIT	3,457	3,714,411
		136,159,796
MEXICO — 1.5%
Corp. Inmobiliaria Vesta SAB de CV	740,330	2,321,937
Fibra Uno Administracion SA de CV REIT	3,207,281	4,470,938
		6,792,875
ROMANIA — 0.7%
NEPI Rockcastle NV	514,842	2,997,792
SAUDI ARABIA — 0.2%
Arabian Centres Co. Ltd.	187,500	1,017,996
SINGAPORE — 11.4%
CapitaLand Ascendas REIT	3,750,589	8,067,906
Security Description	Shares	Value
CapitaLand Ascott Trust Stapled Security	2,306,200	$ 1,725,899
CapitaLand China Trust REIT	1,305,800	1,099,993
CapitaLand Integrated Commercial Trust REIT	5,619,233	8,368,306
Capitaland Investment Ltd.	2,739,503	7,582,544
Frasers Centrepoint Trust REIT	1,201,738	2,069,858
Frasers Logistics & Commercial Trust REIT	3,231,300	3,183,786
Keppel DC REIT (a)	1,481,200	2,294,966
Keppel REIT	2,216,053	1,475,091
Mapletree Industrial Trust REIT	2,229,287	3,973,833
Mapletree Logistics Trust REIT	3,601,417	4,631,960
Mapletree Pan Asia Commercial Trust REIT	2,568,171	3,476,897
Suntec Real Estate Investment Trust	2,512,876	2,702,729
		50,653,768
SOUTH AFRICA — 0.6%
Growthpoint Properties Ltd. REIT	3,828,845	2,818,358
SPAIN — 1.2%
Inmobiliaria Colonial Socimi SA REIT	331,221	2,096,156
Merlin Properties Socimi SA REIT	372,236	3,259,591
		5,355,747
SWEDEN — 3.8%
Castellum AB (a)	320,955	3,726,582
Fabege AB (a)	298,720	2,293,647
Hufvudstaden AB Class A	131,322	1,781,852
Neobo Fastigheter AB (a)(b)	139,550	167,952
Sagax AB Class B (a)	209,985	4,835,737
Samhallsbyggnadsbolaget i Norden AB (a)	1,194,127	1,628,321
Wihlborgs Fastigheter AB	298,132	2,281,370
		16,715,461
SWITZERLAND — 2.9%
PSP Swiss Property AG	51,188	5,827,324
Swiss Prime Site AG	85,617	7,127,331
		12,954,655
THAILAND — 0.7%
Central Pattana PCL NVDR	1,502,559	3,020,937
UNITED KINGDOM — 13.1%
Assura PLC REIT	3,304,104	1,996,107
Big Yellow Group PLC REIT	195,026	2,818,925
British Land Co. PLC REIT	1,048,769	5,028,798
Derwent London PLC REIT	125,621	3,662,542
Grainger PLC REIT	826,246	2,380,356
Great Portland Estates PLC REIT	283,152	1,775,024
Hammerson PLC REIT (a)	4,465,977	1,440,679
Land Securities Group PLC REIT	838,485	6,440,259

See accompanying notes to financial statements.
17

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
LondonMetric Property PLC REIT	1,096,659	$ 2,381,073
LXI REIT PLC	1,910,934	2,324,970
Primary Health Properties PLC REIT	1,491,022	1,865,697
Safestore Holdings PLC REIT	242,804	2,852,043
Segro PLC REIT	1,351,508	12,827,150
Supermarket Income REIT PLC	1,386,812	1,484,951
Tritax Big Box REIT PLC	2,085,659	3,607,759
UNITE Group PLC REIT	447,562	5,309,758
		58,196,091
TOTAL COMMON STOCKS (Cost $607,900,624)		440,350,160

PREFERRED STOCKS — 0.0% (d)
BRAZIL — 0.0% (d)
Iguatemi SA , REIT 0.49% (Cost $50,716)	31,598	49,918
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e)(f)	103,050	103,060
State Street Navigator Securities Lending Portfolio II (g)(h)	16,758,171	16,758,171
TOTAL SHORT-TERM INVESTMENTS (Cost $16,861,241)		16,861,231
TOTAL INVESTMENTS — 102.9% (Cost $624,812,581)		457,261,309
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(12,806,303)
NET ASSETS — 100.0%		$ 444,455,006

(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$440,350,160	$—	$—	$440,350,160
Preferred Stocks	49,918	—	—	49,918
Short-Term Investments	16,861,231	—	—	16,861,231
TOTAL INVESTMENTS	$457,261,309	$—	$—	$457,261,309
See accompanying notes to financial statements.
18

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	432,480	$ 432,567	$ 11,374,884	$ 11,704,340	$(18)	$(33)	103,050	$ 103,060	$ 12,992
State Street Navigator Securities Lending Portfolio II	7,294,630	7,294,630	55,973,000	46,509,459	—	—	16,758,171	16,758,171	146,787
Total		$7,727,197	$67,347,884	$58,213,799	$(18)	$(33)		$16,861,231	$159,779
See accompanying notes to financial statements.
19

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 6.5%
88 Energy Ltd. (a)(b)	30,752,662	$ 185,369
Abacus Property Group REIT	258,699	450,486
Actinogen Medical Ltd. (a)	23,195,788	1,056,406
AGL Energy Ltd.	515,168	2,777,523
Allkem Ltd. (a)	568,777	4,525,549
ALS Ltd.	352,010	2,913,978
Altium Ltd.	83,329	2,125,230
Alumina Ltd. (b)	4,924,787	4,815,630
AMP Ltd. (b)	2,700,755	1,899,273
Ampol Ltd.	195,471	3,991,651
Andromeda Metals Ltd. (a)	3,109,290	95,793
Ansell Ltd.	340,908	6,057,414
Anteotech Ltd. (a)(b)	12,154,248	317,472
ANZ Group Holdings Ltd.	1,793,568	27,544,491
APA Group Stapled Security	1,342,842	9,101,611
Archer Materials Ltd. (a)(b)	419,259	120,743
Ardent Leisure Group Ltd. (b)	4,104,887	1,732,027
Argosy Minerals Ltd. (a)	1,312,723	386,846
Aristocrat Leisure Ltd.	678,488	16,904,330
ASX Ltd.	148,314	6,458,653
Atlas Arteria Ltd. Stapled Security	686,601	2,892,464
Aurizon Holdings Ltd.	1,596,937	3,593,684
AusNet Services Ltd. (a)	21	37
Bank of Queensland Ltd. (b)	469,691	2,041,596
Bendigo & Adelaide Bank Ltd. (b)	441,471	2,563,505
Betmakers Technology Group Ltd. (a)(b)	4,376,983	469,038
BHP Group Ltd.	3,281,286	103,794,629
Bigtincan Holdings Ltd. (a)(b)	572,585	151,478
BlueScope Steel Ltd.	614,236	8,289,401
Boral Ltd. (a)(b)	180,902	426,480
Boss Energy Ltd. (a)	822,404	1,299,900
BrainChip Holdings Ltd. (a)(b)	1,842,217	586,067
Brambles Ltd.	1,642,374	14,772,736
Breville Group Ltd. (b)	65,738	840,936
BWP Trust REIT	2,962,348	7,499,645
Calix Ltd. (a)(b)	153,101	486,037
carsales.com Ltd.	398,187	5,901,757
Chalice Mining Ltd. (a)(b)	449,720	2,255,988
Challenger Ltd.	482,436	2,016,216
Charter Hall Group REIT	318,649	2,347,568
Charter Hall Long Wale REIT	388,611	1,090,541
Cleanaway Waste Management Ltd.	1,426,349	2,273,608
Clinuvel Pharmaceuticals Ltd. (b)	10,977	142,038
Cochlear Ltd.	39,734	6,298,760
Coles Group Ltd.	857,591	10,350,179
Commonwealth Bank of Australia	1,165,334	76,737,057
Core Lithium Ltd. (a)(b)	2,569,900	1,480,224
Security Description	Shares	Value
CSR Ltd.	1,712,536	$ 5,448,114
De Grey Mining Ltd. (a)	845,821	878,058
Deterra Royalties Ltd.	392,561	1,262,005
Dexus REIT	532,323	2,677,491
Domain Holdings Australia Ltd. (b)	116,802	274,581
Domino's Pizza Enterprises Ltd.	44,244	1,477,769
Dubber Corp. Ltd. (a)(b)	1,473,546	177,643
Eagers Automotive Ltd. (b)	119,431	1,079,051
Endeavour Group Ltd.	773,889	3,508,974
Evolution Mining Ltd.	1,056,820	2,208,353
Family Zone Cyber Safety Ltd. (a)(b)	1,776,547	226,070
Fenix Resources Ltd.	1,729,078	283,722
Firefinch Ltd. (a)(b)(c)	758,202	30,468
Flight Centre Travel Group Ltd. (a)(b)	38,096	471,514
Flutter Entertainment PLC (a)(d)	61,926	11,279,408
Flutter Entertainment PLC (a)(d)	27,836	5,035,328
Fortescue Metals Group Ltd.	1,243,282	18,727,161
Glencore PLC	8,219,235	47,215,781
Goodman Group REIT	1,148,512	14,453,571
GPT Group REIT	1,279,055	3,632,185
GWA Group Ltd.	1,640,283	1,796,178
Harvey Norman Holdings Ltd. (b)	424,799	1,018,543
HMC Capital Ltd. REIT (b)	159,669	383,909
IDP Education Ltd. (b)	143,406	2,623,022
IGO Ltd.	463,407	3,963,386
Iluka Resources Ltd.	390,947	2,780,707
Imugene Ltd. (a)(b)	6,803,341	592,350
Incitec Pivot Ltd.	1,228,093	2,574,474
Ingenia Communities Group REIT	1,128,046	2,848,269
Insignia Financial Ltd.	453,068	831,432
Insurance Australia Group Ltd.	2,249,363	7,065,538
IRESS Ltd.	134,266	892,053
JB Hi-Fi Ltd. (b)	79,620	2,264,734
Kogan.com Ltd. (a)(b)	107,015	265,908
Lake Resources NL (a)(b)	1,607,652	479,143
Lendlease Corp. Ltd. Stapled Security (b)	409,464	1,982,745
Leo Lithium Ltd. (a)	526,635	183,411
Liontown Resources Ltd. (a)(b)	1,728,253	2,986,344
Lottery Corp. Ltd.	2,437,948	8,360,019
Lynas Rare Earths Ltd. (a)	620,385	2,634,289
Mach7 Technologies Ltd. (a)(b)	446,094	179,263
Macquarie Group Ltd.	261,293	30,740,682
Magellan Financial Group Ltd. (b)	101,122	587,866

See accompanying notes to financial statements.
20

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Magnis Energy Technologies Ltd. (a)(b)	1,191,704	$ 203,527
Medibank Pvt Ltd.	1,997,305	4,494,657
Megaport Ltd. (a)(b)	154,817	427,197
Mesoblast Ltd. (a)(b)	516,599	326,963
Metals X Ltd. (a)	605,964	133,929
Mincor Resources NL (a)(b)	285,217	268,389
Mineral Resources Ltd. (b)	108,906	5,878,220
Mirvac Group REIT	2,749,344	3,830,057
National Australia Bank Ltd.	2,133,308	39,605,877
Neometals Ltd. (a)(b)	584,438	234,856
Newcrest Mining Ltd. (d)	629,549	11,321,049
NEXTDC Ltd. (a)(b)	304,414	2,132,599
nib holdings Ltd.	317,445	1,498,892
Nine Entertainment Co. Holdings Ltd. (b)	348,381	459,657
Northern Star Resources Ltd.	810,317	6,680,760
Noxopharm Ltd. (a)(b)	3,022,734	212,570
Oneview Healthcare PLC CDI (a)	2,260,693	121,128
Opthea Ltd. (a)	133,464	65,253
Orica Ltd.	281,281	2,899,291
Origin Energy Ltd.	1,632,854	9,065,980
Orora Ltd.	1,094,160	2,506,223
OZ Minerals Ltd.	355,212	6,687,462
Paladin Energy Ltd. (a)	988,681	430,410
Paradigm Biopharmaceuticals Ltd. (a)(b)	156,711	150,614
Peninsula Energy Ltd. (a)	1,127,501	109,496
Perpetual Ltd. (b)	250,431	3,683,268
Pilbara Minerals Ltd.	2,147,841	5,667,757
PointsBet Holdings Ltd. (a)(b)	586,428	479,168
PolyNovo Ltd. (a)(b)	1,051,666	1,260,793
Praemium Ltd.	610,020	304,378
Premier Investments Ltd.	69,532	1,214,987
Pro Medicus Ltd. (b)	33,239	1,421,863
Qantas Airways Ltd. (a)	734,373	3,256,024
QBE Insurance Group Ltd.	983,916	9,614,488
Qube Holdings Ltd.	1,353,600	2,601,867
Queensland Pacific Metals Ltd. (a)(b)	2,402,852	177,024
Ramsay Health Care Ltd.	94,521	4,212,345
REA Group Ltd. (b)	37,662	3,481,687
Red 5 Ltd. (a)	611,200	61,403
Redbubble Ltd. (a)(b)	374,469	112,860
Reece Ltd. (b)	195,297	2,269,384
Region RE Ltd. REIT	810,561	1,275,752
Renascor Resources Ltd. (a)(b)	3,753,500	590,768
Rio Tinto Ltd.	282,457	22,727,560
Rio Tinto PLC	727,441	49,271,568
Santos Ltd.	2,413,737	11,154,546
Sayona Mining Ltd. (a)(b)	11,053,925	1,517,691
Scentre Group REIT	3,791,265	6,982,801
SEEK Ltd.	256,634	4,111,386
Sierra Rutile Holdings Ltd. (a)(b)	390,908	68,071
Security Description	Shares	Value
Silver Mines Ltd. (a)(b)	5,398,306	$ 723,103
Sonic Healthcare Ltd.	444,102	10,362,719
South32 Ltd. (d)	1,277,465	3,743,466
South32 Ltd. (d)	2,294,158	6,714,561
Splitit Ltd. (a)	1,466,492	132,595
Stockland REIT	1,805,754	4,813,428
Suncorp Group Ltd.	906,098	7,349,066
Tabcorp Holdings Ltd.	2,610,146	1,739,405
Telix Pharmaceuticals Ltd. (a)(b)	416,402	1,924,309
Telstra Group Ltd.	3,145,393	8,889,968
Temple & Webster Group Ltd. (a)(b)	199,813	460,357
TPG Telecom Ltd. (b)	170,191	556,249
Transurban Group Stapled Security	2,026,605	19,287,504
Treasury Wine Estates Ltd.	908,231	7,950,323
Vicinity Ltd. REIT	2,369,146	3,086,202
Washington H Soul Pattinson & Co. Ltd.	168,828	3,414,792
Wesfarmers Ltd.	799,502	26,907,198
West African Resources Ltd. (a)	811,645	521,855
Westpac Banking Corp.	2,260,454	32,791,930
Whispir Ltd. (a)(b)	564,774	117,260
Whitehaven Coal Ltd.	777,524	3,504,626
WiseTech Global Ltd.	100,526	4,385,701
Woodside Energy Group Ltd.	1,371,956	30,635,052
Woolworths Group Ltd.	773,889	19,644,037
Worley Ltd.	607,077	5,858,961
Zip Co. Ltd. (a)(b)	110,481	41,437
		995,264,155
AUSTRIA — 0.3%
ams-OSRAM AG (a)	44,339	343,724
ANDRITZ AG	25,591	1,732,148
Erste Group Bank AG	255,966	8,481,874
IMMOFINANZ AG (a)	336	4,720
Kontron AG	33,029	688,980
Lenzing AG	9,268	699,811
Mayr Melnhof Karton AG	6,087	1,011,823
Mondi PLC	523,095	8,291,730
Oesterreichische Post AG	21,948	811,936
OMV AG	192,022	8,816,378
Raiffeisen Bank International AG (a)	95,856	1,474,661
S IMMO AG	28,696	414,027
Telekom Austria AG (a)	96,118	725,770
UNIQA Insurance Group AG	78,899	665,186
Vienna Insurance Group AG Wiener Versicherung Gruppe	24,391	655,865
voestalpine AG	226,221	7,687,929
		42,506,562
BELGIUM — 0.8%
Ackermans & van Haaren NV	16,160	2,668,669

See accompanying notes to financial statements.
21

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Aedifica SA REIT	85,163	$ 6,856,127
Ageas SA	186,138	8,060,872
Anheuser-Busch InBev SA	533,938	35,577,342
Barco NV	52,915	1,577,512
Bekaert SA	70,499	3,186,295
Etablissements Franz Colruyt NV (b)	44,479	1,300,888
Euronav NV	130,766	2,180,785
Fagron	44,395	758,704
Galapagos NV (a)(b)	30,364	1,165,500
Gimv NV	14,876	719,210
Groupe Bruxelles Lambert NV	80,313	6,849,600
KBC Ancora	25,696	1,187,049
KBC Group NV	244,972	16,847,283
Materialise NV ADR (a)	6,715	55,734
Melexis NV	12,774	1,476,652
Proximus SADP	103,179	997,007
Shurgard Self Storage Ltd. REIT	17,227	825,388
Solvay SA	53,770	6,154,380
Telenet Group Holding NV	33,015	751,100
Tessenderlo Group SA (a)	18,436	576,858
UCB SA	140,263	12,562,926
Umicore SA	142,600	4,835,295
VGP NV	6,230	556,378
Warehouses De Pauw CVA REIT	377,886	11,216,341
		128,943,895
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	300,613	14,458,122
Yara International ASA	180,996	7,844,295
		22,302,417
BURKINA FASO — 0.0% (e)
Endeavour Mining PLC	30	722
IAMGOLD Corp. (a)(b)	609,539	1,661,949
		1,662,671
CAMEROON — 0.0% (e)
Golar LNG Ltd. (a)	132,820	2,868,912
CANADA — 9.3%
AbCellera Biologics, Inc. (a)	129,521	976,588
Absolute Software Corp.	50,897	397,518
AcuityAds Holdings, Inc. (a)	241,251	381,481
AGF Management Ltd. Class B	7,804	45,843
Agnico Eagle Mines Ltd.	333,830	16,995,520
Aimia, Inc. (a)(b)	168,983	455,749
Air Canada (a)	190,548	2,696,268
Alamos Gold, Inc. Class A (b)	285,044	3,475,247
Algonquin Power & Utilities Corp.	218,660	1,832,197
Alimentation Couche-Tard, Inc.	608,463	30,550,161
Security Description	Shares	Value
AltaGas Ltd. (b)	105,237	$ 1,751,941
Americas Gold & Silver Corp. (a)	174,766	82,647
Anaergia, Inc. (a)	23,510	38,218
ARC Resources Ltd.	409,196	4,635,146
Aritzia, Inc. (a)	119,000	3,813,522
Atco Ltd. Class I	53,770	1,721,149
Athabasca Oil Corp. (a)(b)	245,947	586,994
Aurinia Pharmaceuticals, Inc. (a)(b)	75,496	827,436
Aurora Cannabis, Inc. (a)	60,516	42,033
Aya Gold & Silver, Inc. (a)	103,445	831,626
B2Gold Corp.	802,168	3,165,166
Badger Infrastructure Solution	47,059	1,136,357
Ballard Power Systems, Inc. (a)	116,116	646,924
Bank of Montreal	463,498	41,227,982
Bank of Nova Scotia (b)	864,733	43,493,830
Barrick Gold Corp.	1,153,326	21,381,719
Baytex Energy Corp. (a)	874,900	3,277,602
BCE, Inc.	159,059	7,115,256
BELLUS Health, Inc. (a)	43,781	314,119
BlackBerry Ltd. (a)	466,622	2,137,700
Bombardier, Inc. Class B (a)(b)	69,116	3,767,967
Boralex, Inc. Class A (b)	52,518	1,596,864
Bragg Gaming Group, Inc. (a)(b)	116,551	413,378
Brookfield Asset Management Ltd. Class A	271,635	8,885,567
Brookfield Corp.	1,079,249	35,112,376
Brookfield Reinsurance Ltd. Class A (a)(b)	7,823	255,612
Burcon NutraScience Corp. (a)(b)	263,433	52,556
CAE, Inc. (a)(b)	207,781	4,691,903
Cameco Corp. (b)	400,499	10,473,019
Canadian Apartment Properties REIT	53,848	1,886,381
Canadian Imperial Bank of Commerce	640,424	27,119,887
Canadian National Railway Co.	463,786	54,649,539
Canadian Natural Resources Ltd.	912,919	50,450,521
Canadian Pacific Railway Ltd. (b)	686,801	52,813,670
Canadian Solar, Inc. (a)	32,898	1,309,669
Canadian Tire Corp. Ltd. Class A	60,981	7,947,108
Canadian Utilities Ltd. Class A (b)	84,467	2,350,484
Canadian Western Bank (b)	320,138	5,857,034
Canopy Growth Corp. (a)(b)	123,871	216,924
Cargojet, Inc. (b)	9,496	772,464

See accompanying notes to financial statements.
22

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CCL Industries, Inc. Class B (b)	86,613	$ 4,296,891
Cenovus Energy, Inc.	894,697	15,588,691
CES Energy Solutions Corp. (b)	226,198	447,933
CGI, Inc. (a)	160,415	15,438,766
Choice Properties Real Estate Investment Trust	107,999	1,158,714
CI Financial Corp. (b)	174,338	1,646,314
Cineplex, Inc. (a)(b)	44,479	290,205
Colliers International Group, Inc.	20,600	2,171,041
Constellation Software, Inc.	14,135	26,538,414
Converge Technology Solutions Corp. (a)(b)	287,783	867,591
Crescent Point Energy Corp.	513,270	3,618,130
Crew Energy, Inc. (a)	29,132	102,033
CT Real Estate Investment Trust	209,747	2,484,386
Denison Mines Corp. (a)	125,683	136,516
Descartes Systems Group, Inc. (a)	58,256	4,695,433
Docebo, Inc. (a)	48,796	1,983,785
Dollarama, Inc. (b)	246,208	14,694,070
Dorel Industries, Inc. Class B (a)	35,069	101,578
Dye & Durham Ltd. (b)	31,469	418,083
ECN Capital Corp. (b)	20,970	43,386
Element Fleet Management Corp.	277,844	3,644,091
Emera, Inc.	105,278	4,318,938
Empire Co. Ltd. Class A	116,338	3,114,439
Enbridge, Inc.	1,396,941	53,189,766
Enerplus Corp. (b)	112,649	1,621,460
Enghouse Systems Ltd.	28,288	799,509
Enthusiast Gaming Holdings, Inc. (a)(b)	519,231	310,767
Exchange Income Corp.	103,143	4,081,212
Fairfax Financial Holdings Ltd.	20,325	13,498,888
Finning International, Inc. (b)	100,546	2,502,970
Firm Capital Mortgage Investment Corp.	423,085	3,507,602
First Capital Real Estate Investment Trust	96,479	1,121,376
First Majestic Silver Corp.	198,124	1,427,354
FirstService Corp.	23,190	3,263,067
Fortis, Inc. (b)	318,857	13,535,549
Franco-Nevada Corp.	126,452	18,419,095
George Weston Ltd.	51,729	6,845,726
Gildan Activewear, Inc.	167,128	5,544,794
Global Atomic Corp. (a)	106,894	229,846
GoGold Resources, Inc. (a)	72,461	111,903
GoldMining, Inc. (a)	284,600	342,778
Goodfood Market Corp. (a)	356,384	147,467
Granite Real Estate Investment Trust	18,892	1,168,265
Security Description	Shares	Value
Great-West Lifeco, Inc. (b)	218,890	$ 5,793,505
H&R Real Estate Investment Trust	96,479	898,242
Home Capital Group, Inc. (b)	36,684	1,119,481
Hut 8 Mining Corp. (a)(b)	918,228	1,669,074
Hydro One Ltd. (b)(f)	120,105	3,414,963
iA Financial Corp., Inc.	67,681	4,283,855
IGM Financial, Inc. (b)	57,266	1,709,073
Imperial Oil Ltd. (b)	178,942	9,087,585
Innergex Renewable Energy, Inc. (b)	364,710	3,956,067
Intact Financial Corp.	101,218	14,466,018
International Petroleum Corp. (a)	4,243	40,509
Ivanhoe Mines Ltd. Class A (a)	808,340	7,292,889
K92 Mining, Inc. (a)	66,708	378,555
Keyera Corp. (b)	123,897	2,708,917
Kinaxis, Inc. (a)	8,299	1,137,889
Kinross Gold Corp. (b)	791,900	3,721,494
Liberty Gold Corp. (a)	303,408	132,272
Lightspeed Commerce, Inc. (a)(b)	74,415	1,129,958
Linamar Corp.	35,069	1,685,105
Lithium Americas Corp. (a)(b)	50,416	1,095,231
Loblaw Cos. Ltd.	136,931	12,462,254
Lumine Group, Inc. (a)	41,942	455,881
MAG Silver Corp. (a)	8,844	111,616
Magna International, Inc.	241,421	12,913,486
Magnet Forensics, Inc. (a)	26,487	864,862
Manulife Financial Corp.	1,500,256	27,492,037
Maple Leaf Foods, Inc.	53,763	1,038,831
MEG Energy Corp. (a)	414,013	6,641,462
Methanex Corp. (b)	60,989	2,834,151
Metro, Inc.	176,670	9,704,546
MTY Food Group, Inc. (b)	119,463	5,361,645
National Bank of Canada	270,140	19,296,142
New Gold, Inc. (a)(b)	431,434	468,621
New Pacific Metals Corp. (a)	50,797	137,000
Northland Power, Inc.	108,847	2,724,895
Nutrien Ltd. (b)	398,295	29,374,385
Nuvei Corp. (a)(b)(f)	38,028	1,654,479
Onex Corp.	58,498	2,730,930
Open Text Corp.	157,635	6,071,979
Osisko Gold Royalties Ltd.	105,052	1,658,042
Pan American Silver Corp. (d)	127,570	2,324,510
Parex Resources, Inc.	262,954	4,884,667
Payfare, Inc. (a)(b)	39,221	206,342
Pembina Pipeline Corp. (b)	284,093	9,190,225
Peyto Exploration & Development Corp.	95,852	857,700
Pizza Pizza Royalty Corp. (b)	195,328	1,987,414
Power Corp. of Canada	457,996	11,688,907
PrairieSky Royalty Ltd. (b)	148,277	2,344,647
Precision Drilling Corp. (a)(b)	11,168	573,109

See accompanying notes to financial statements.
23

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Premium Brands Holdings Corp. (b)	20,760	$ 1,533,818
Primaris Real Estate Investment Trust	23,981	239,394
Profound Medical Corp. (a)	18,288	169,320
PyroGenesis Canada, Inc. (a)	85,096	67,908
Quebecor, Inc. Class B	119,047	2,938,900
Real Matters, Inc. (a)	76,277	275,045
Restaurant Brands International, Inc. (b)	165,029	11,063,717
RioCan Real Estate Investment Trust	112,624	1,696,829
Ritchie Bros Auctioneers, Inc. (b)	77,128	4,333,552
Rogers Communications, Inc. Class B (b)	407,055	18,840,599
Royal Bank of Canada	1,022,415	97,644,467
Russel Metals, Inc. (b)	42,363	1,074,609
Sandstorm Gold Ltd.	124,398	722,480
Saputo, Inc.	188,912	4,881,407
Secure Energy Services, Inc. (b)	123,792	577,181
Shaw Communications, Inc. Class B (b)	546,433	16,328,186
Sherritt International Corp. (a)	1,142	473
Shopify, Inc. Class A (a)	851,012	40,747,462
SmartCentres Real Estate Investment Trust	48,610	954,349
SNC-Lavalin Group, Inc. (b)	143,528	3,523,109
SNDL, Inc. (a)(b)	181,775	290,840
SSR Mining, Inc.	67,483	1,019,213
Stantec, Inc.	56,359	3,290,298
Stella-Jones, Inc.	42,739	1,635,536
Sun Life Financial, Inc.	557,853	26,026,407
Suncor Energy, Inc.	1,102,277	34,175,596
TC Energy Corp.	664,412	25,808,652
Teck Resources Ltd. Class B	379,983	13,856,106
TECSYS, Inc.	9,344	188,903
TELUS Corp. (d)	771,614	15,297,154
TELUS Corp. (a)(d)	35,883	711,376
TFI International, Inc.	64,206	7,651,015
Thomson Reuters Corp.	181,032	23,521,385
Tilray Brands, Inc. (a)(b)	282,835	716,832
Tilray Brands, Inc. Class 2 (a)(b)	64,696	163,681
TMX Group Ltd. (b)	35,026	3,532,751
Torex Gold Resources, Inc. (a)	60,929	1,012,519
Toromont Industries Ltd.	56,299	4,614,659
Toronto-Dominion Bank	1,286,627	76,958,995
Tourmaline Oil Corp.	242,535	10,093,155
TransAlta Corp. (b)	199,885	1,745,772
Transat AT, Inc. (a)	241,887	570,155
Vermilion Energy, Inc.	79,916	1,035,155
Well Health Technologies Corp. (a)	31,956	114,757
Security Description	Shares	Value
Wesdome Gold Mines Ltd. (a)	85,796	$ 490,679
West Fraser Timber Co. Ltd.	25	1,781
Whitecap Resources, Inc.	260,574	2,012,043
WSP Global, Inc. (b)	44,305	5,795,481
Xenon Pharmaceuticals, Inc. (a)(b)	90,644	3,244,149
Yamana Gold, Inc. (b)	843,672	4,912,355
		1,428,001,336
CHILE — 0.1%
Antofagasta PLC	248,394	4,855,674
Lundin Mining Corp.	532,857	3,614,459
		8,470,133
CHINA — 0.7%
BOC Aviation Ltd. (f)	266,600	2,059,795
BOC Hong Kong Holdings Ltd.	1,399,500	4,358,980
BOE Varitronix Ltd.	361,000	623,591
Budweiser Brewing Co. APAC Ltd. (f)	934,300	2,850,526
China Evergrande New Energy Vehicle Group Ltd. (a)(b)(c)	1,110,300	339,457
China Glass Holdings Ltd.	1,002,000	123,815
China Ruyi Holdings Ltd. (a)(b)	3,056,400	798,173
China Tobacco International HK Co. Ltd. (b)	288,000	374,219
China Traditional Chinese Medicine Holdings Co. Ltd.	3,296,000	1,725,687
China Youzan Ltd. (a)	8,168,000	207,063
Chow Tai Fook Jewellery Group Ltd. (a)(b)	873,200	1,733,063
Differ Group Auto Ltd. (a)(b)	5,394,000	124,372
ENN Energy Holdings Ltd.	397,000	5,441,716
Fosun International Ltd.	1,314,500	964,531
Gemdale Properties & Investment Corp. Ltd.	5,324,000	366,239
HC Group, Inc. (a)(b)	476,500	22,459
HUTCHMED China Ltd. ADR (a)	42,685	555,759
Inspur Digital Enterprise Technology Ltd. (a)	746,000	436,199
Kerry Logistics Network Ltd.	752,000	1,168,721
Nexteer Automotive Group Ltd.	320,000	201,785
Prosus NV (a)	802,122	62,693,219
S-Enjoy Service Group Co. Ltd. (a)(b)	282,000	221,650
Shandong Hi-Speed Holdings Group Ltd. (a)(b)	1,742,500	1,096,561
Shangri-La Asia Ltd. (a)	514,000	481,919
Towngas Smart Energy Co. Ltd. (a)	1,914,955	829,413
VSTECS Holdings Ltd.	882,000	516,844
Wharf Holdings Ltd.	1,471,000	3,365,519

See accompanying notes to financial statements.
24

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Wilmar International Ltd.	2,349,000	$ 7,438,073
Zensun Enterprises Ltd. (a)(b)	1,399,206	163,984
Zhongyu Energy Holdings Ltd. (b)	277,000	193,725
		101,477,057
COLOMBIA — 0.0% (e)
Gran Tierra Energy, Inc. (a)	360,583	319,725
DENMARK — 2.3%
Ambu AS Class B (a)	246,682	3,696,695
AP Moller - Maersk AS Class A	2,079	3,687,079
AP Moller - Maersk AS Class B	4,691	8,514,413
Ascendis Pharma AS ADR (a)	25,327	2,715,561
Bavarian Nordic AS (a)	49,033	1,405,939
Better Collective AS (a)	23,907	463,867
Carlsberg AS Class B	75,083	11,640,436
cBrain AS	29,238	596,568
Chemometec AS (a)	8,259	472,421
Chr Hansen Holding AS	70,335	5,344,457
Coloplast AS Class B	63,045	8,291,922
D/S Norden AS	75,991	5,111,470
Danske Bank AS (a)	548,635	11,042,234
DSV AS	143,416	27,745,925
FLSmidth & Co. AS	132,434	5,064,383
Genmab AS (a)	39,612	14,957,299
GN Store Nord AS (a)	103,311	2,318,887
Green Hydrogen Systems AS (a)	45,896	214,869
H+H International AS Class B (a)	65,916	1,034,421
ISS AS (a)	129,484	2,636,306
Jyske Bank AS (a)	34,911	2,445,000
Netcompany Group AS (a)(f)	14,382	522,711
NNIT AS (a)(f)	6,721	67,930
Novo Nordisk AS Class B	1,136,907	180,040,052
Novozymes AS Class B	157,665	8,068,876
Orsted AS (f)	146,096	12,430,801
Pandora AS	89,090	8,515,884
SimCorp AS	28,243	2,137,003
Trifork Holding AG	4,249	98,532
Vestas Wind Systems AS	761,373	22,097,589
Zealand Pharma AS (a)	69,978	2,192,250
		355,571,780
EGYPT — 0.0% (e)
Centamin PLC	1,645,474	2,121,015
FINLAND — 1.1%
Cargotec Oyj Class B	47,311	2,301,738
Caverion Oyj	188,107	1,751,441
Citycon Oyj (a)(b)	112,749	771,113
Elisa Oyj	109,995	6,639,645
Fortum Oyj (a)	324,309	4,973,356
F-Secure Oyj	61,259	212,643
Security Description	Shares	Value
Huhtamaki Oyj	67,340	$ 2,502,124
Kemira Oyj	71,010	1,251,354
Kesko Oyj Class B	216,052	4,648,821
Kone Oyj Class B	277,299	14,461,031
Konecranes Oyj	49,148	1,646,758
Metsa Board Oyj Class B (b)	138,795	1,118,890
Metso Outotec Oyj	625,723	6,825,360
Neste Oyj	273,471	13,497,823
Nokia Oyj (d)	2,858,743	14,024,606
Nokia Oyj (d)	1,527,154	7,477,908
Nokian Renkaat Oyj	79,907	765,187
Nordea Bank Abp (d)	2,312,705	24,675,871
Nordea Bank Abp (d)	32,606	348,686
Orion Oyj Class B	72,473	3,243,230
Outokumpu Oyj (b)	434,987	2,373,355
QT Group Oyj (a)(b)	21,923	1,596,775
Remedy Entertainment Oyj (b)	6,779	160,558
Sampo Oyj Class A	317,832	15,014,016
Sanoma Oyj	56,556	498,321
Stora Enso Oyj Class R	405,910	5,283,191
Tecnotree Oyj (a)(b)	231,511	122,342
Terveystalo Oyj (f)	92,681	706,867
Tokmanni Group Corp.	83,269	1,149,843
UPM-Kymmene Oyj (a)	372,250	12,517,139
Uponor Oyj	90,823	1,680,429
Valmet Oyj (b)	124,544	4,037,675
Wartsila OYJ Abp	324,318	3,061,262
WithSecure Oyj (a)	61,259	101,496
YIT Oyj	89,999	240,146
		161,681,000
FRANCE — 7.8%
AB Science SA (a)(b)	12,861	79,505
Accor SA (a)	254,595	8,289,843
Adevinta ASA (a)	98,530	698,537
Aeroports de Paris (a)	23,472	3,357,227
Air France-KLM (a)(b)	1,826,415	3,369,356
Air Liquide SA	347,198	58,166,281
Airbus SE	425,166	56,945,690
Alstom SA (b)	283,642	7,728,724
Alten SA	20,585	3,285,356
Arkema SA	30,368	2,995,793
Atos SE (a)	61,566	761,859
AXA SA	1,362,177	41,682,428
BioMerieux	30,175	3,180,012
BNP Paribas SA	742,868	44,559,376
Bollore SE (b)	389,103	2,405,396
Bouygues SA	189,079	6,386,659
Bureau Veritas SA	166,314	4,782,913
Capgemini SE	112,681	20,903,601
Carmat SA (a)(b)	12,285	128,265
Carrefour SA	499,644	10,113,075
Casino Guichard Perrachon SA (a)(b)	100,552	712,822
Cellectis SA (a)(b)	118,178	233,935
CGG SA (a)(b)	499,768	386,380

See accompanying notes to financial statements.
25

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Christian Dior SE	2,010	$ 1,797,238
Cie de Saint-Gobain	473,146	26,895,066
Cie Generale des Etablissements Michelin SCA	440,465	13,468,597
Cie Plastic Omnium SA	51,738	943,216
Claranova SE (a)	86,048	195,388
Covivio SA REIT (b)	43,520	2,534,331
Credit Agricole SA (b)	616,389	6,963,289
Danone SA (b)	383,688	23,890,120
Dassault Systemes SE	363,724	14,966,984
Edenred	243,986	14,457,385
Eiffage SA	37,665	4,081,474
Electricite de France SA	2,428	31,338
Elior Group SA (a)(b)(f)	85,234	299,476
Elis SA (b)	135,776	2,602,144
Engie SA	1,172,626	18,567,267
EssilorLuxottica SA	206,509	37,244,039
Eurazeo SE	36,023	2,563,486
Euroapi SA (a)	35,160	402,051
Eutelsat Communications SA (b)	69,038	460,914
Faurecia SE (a)(b)(d)	67,884	1,470,995
Faurecia SE (a)(d)	13,498	292,565
Fnac Darty SA (d)	25,084	926,040
Focus Entertainment (a)	6,324	329,794
Gaztransport Et Technigaz SA	15,913	1,628,593
Gecina SA REIT	30,391	3,154,899
Getlink SE	293,091	4,836,932
Hermes International	25,584	51,811,249
ICADE REIT	33,150	1,560,925
Imerys SA	28,060	1,213,334
Ipsen SA	25,548	2,817,297
Kering SA	53,829	35,089,507
Klepierre SA REIT (b)	136,802	3,098,905
Lagardere SA (b)	198,466	4,484,966
Legrand SA	195,650	17,872,375
L'Oreal SA	161,516	72,165,756
LVMH Moet Hennessy Louis Vuitton SE	181,299	166,323,394
McPhy Energy SA (a)(b)	4,517	63,282
MEDIAN Technologies (a)(b)	11,068	95,597
Nanobiotix SA (a)	60,858	214,887
Nexans SA	70,370	6,995,493
Novacyt SA (a)	179,976	125,142
Orange SA	1,318,927	15,693,648
Orpea SA (a)(b)	32,909	70,328
Pernod Ricard SA	150,810	34,194,975
Publicis Groupe SA	248,020	19,341,933
Renault SA (a)	173,061	7,069,631
Rexel SA (a)	212,245	5,061,529
Rubis SCA	74,336	1,992,407
Safran SA	237,825	35,279,881
Sartorius Stedim Biotech	16,909	5,180,560
SCOR SE	131,982	3,002,625
Security Description	Shares	Value
SEB SA	20,614	$ 2,347,109
Societe BIC SA	18,860	1,190,495
Societe Generale SA	532,204	12,018,157
Sodexo SA	72,470	7,090,876
SOITEC (a)(b)	14,303	2,293,629
Solocal Group (a)	126,211	60,745
Teleperformance	42,226	10,170,805
Television Francaise 1 (b)	84,621	747,903
Thales SA	72,530	10,744,409
TotalEnergies SE	1,762,199	104,074,445
Ubisoft Entertainment SA (a)	113,717	3,021,980
Unibail-Rodamco-Westfield CDI (a)	522,750	1,400,448
Unibail-Rodamco-Westfield REIT (a)	69,034	3,703,973
Valeo SA	275,544	5,660,988
Vallourec SA (a)	9,185	115,957
Valneva SE (a)(b)	101,313	531,755
Veolia Environnement SA (b)	574,949	17,740,153
Vinci SA	343,643	39,470,658
Vivendi SE (b)	791,542	7,997,728
Wendel SE	20,850	2,205,219
Worldline SA (a)(f)	176,551	7,501,838
		1,197,065,550
GERMANY — 6.5%
1&1 AG	30,349	333,683
Aareal Bank AG (a)(d)	540	19,361
Aareal Bank AG (a)(d)	34,591	1,134,958
adidas AG	141,131	24,959,344
ADLER Group SA (a)(b)(f)	43,074	42,305
Affimed NV (a)(b)	401,835	299,608
AIXTRON SE	79,875	2,710,145
Allianz SE	279,474	64,613,422
Aroundtown SA	758,300	1,081,722
AURELIUS Equity Opportunities SE & Co. KGaA	37,323	602,161
Aurubis AG	20,835	1,925,434
BASF SE	633,521	33,285,648
Bayer AG	650,577	41,504,431
Bayerische Motoren Werke AG	227,602	24,960,259
Bayerische Motoren Werke AG Preference Shares	30,366	3,111,064
Bechtle AG	56,520	2,701,257
Beiersdorf AG	59,528	7,757,669
Bilfinger SE	88,925	3,777,551
BioNTech SE ADR	56,683	7,061,001
Brenntag SE	112,542	8,461,170
CANCOM SE	38,086	1,303,424
Carl Zeiss Meditec AG	25,582	3,557,576
CECONOMY AG (a)	117,322	319,681
Cliq Digital AG	3,862	122,939
Commerzbank AG (a)	661,768	6,975,522
CompuGroup Medical SE & Co. KgaA	28,428	1,463,360

See accompanying notes to financial statements.
26

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Continental AG	74,930	$ 5,610,618
Covestro AG (f)	129,793	5,376,848
CTS Eventim AG & Co. KGaA (a)	33,007	2,060,183
CureVac NV (a)	33,792	235,530
Daimler Truck Holding AG (a)	330,177	11,159,803
Deutsche Bank AG	1,464,316	14,884,516
Deutsche Boerse AG	128,161	24,986,709
Deutsche Lufthansa AG (a)	261,515	2,915,101
Deutsche Pfandbriefbank AG (f)	148,337	1,286,063
Deutsche Post AG	815,242	38,165,657
Deutsche Telekom AG	2,388,549	57,999,118
Deutz AG	85,315	553,826
DMG Mori AG	41,543	1,913,698
Duerr AG	33,040	1,186,014
DWS Group GmbH & Co. KGaA (f)	23,725	729,977
E.ON SE	1,460,662	18,249,765
Encavis AG	115,474	1,979,707
Evonik Industries AG	86,699	1,823,598
Evotec SE (a)	84,420	1,782,541
Fielmann AG	18,736	781,253
Fraport AG Frankfurt Airport Services Worldwide (a)	37,596	1,891,586
Freenet AG	93,779	2,440,174
Fresenius Medical Care AG & Co. KGaA	155,673	6,613,019
Fresenius SE & Co. KGaA	292,684	7,901,965
FUCHS PETROLUB SE Preference Shares	49,186	2,006,067
FUCHS PETROLUB SE	39,198	1,343,609
GEA Group AG	127,449	5,808,689
Gerresheimer AG	30,281	2,998,725
Grand City Properties SA	86,375	613,258
GRENKE AG	18,738	518,719
Hamborner REIT AG	364,514	2,894,952
Hannover Rueck SE	42,427	8,313,199
Hapag-Lloyd AG (f)	16,102	5,283,193
HeidelbergCement AG	103,141	7,536,989
HelloFresh SE (a)	92,670	2,205,928
Henkel AG & Co. KGaA Preference Shares	143,010	11,196,193
Henkel AG & Co. KGaA	80,008	5,823,954
Hensoldt AG	4,998	180,279
HOCHTIEF AG	11,488	959,300
HUGO BOSS AG	47,041	3,379,240
Hypoport SE (a)	2,835	391,171
Infineon Technologies AG	817,662	33,472,983
Jenoptik AG	35,855	1,220,060
Jumia Technologies AG ADR (a)	89,884	295,718
Jungheinrich AG Preference Shares	33,007	1,153,272
K&S AG	152,808	3,253,127
KION Group AG	60,260	2,331,368
Krones AG	11,415	1,348,078
Security Description	Shares	Value
LANXESS AG	65,822	$ 2,705,311
LEG Immobilien SE	47,062	2,581,068
Leoni AG (a)(b)	23,478	6,249
Mercedes-Benz Group AG	557,606	42,879,302
Merck KGaA	101,884	18,989,189
METRO AG (a)	117,322	1,009,519
MorphoSys AG (a)	16,141	256,820
MTU Aero Engines AG	37,552	9,408,103
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	91,876	32,191,522
Nemetschek SE	37,521	2,579,589
New Work SE	1,961	356,224
Nordex SE (a)	72,287	1,061,417
Norma Group SE	35,035	828,268
PATRIZIA SE	54,819	571,758
Pfeiffer Vacuum Technology AG	4,652	785,417
Porsche Automobil Holding SE Preference Shares	126,476	7,271,729
ProSiebenSat.1 Media SE	160,352	1,630,995
Puma SE	66,243	4,092,197
Rational AG	2,083	1,396,317
Rheinmetall AG	30,316	9,011,513
RWE AG	389,358	16,768,432
Salzgitter AG	72,615	2,871,689
SAP SE	752,023	94,825,119
Sartorius AG Preference Shares	28,548	12,003,181
Schaeffler AG Preference Shares	117,969	899,094
Scout24 SE (f)	44,487	2,643,809
Siemens AG	536,365	86,978,833
Siemens Energy AG (a)	293,989	6,464,743
Siemens Healthineers AG (f)	193,056	11,120,716
Siltronic AG	14,141	1,032,426
Sixt SE	7,790	1,037,618
Sixt SE Preference Shares	11,492	932,666
Software AG	35,095	767,917
Stabilus SE	16,260	1,137,670
Stroeer SE & Co. KGaA	28,682	1,516,321
Suedzucker AG	49,088	825,574
SUSE SA (a)	4,510	81,877
Symrise AG	89,092	9,698,758
TAG Immobilien AG	123,322	854,143
Talanx AG	45,463	2,109,093
TeamViewer SE (a)(f)	69,248	1,177,796
Telefonica Deutschland Holding AG	367,463	1,132,616
thyssenkrupp AG	374,157	2,689,423
Uniper SE (b)	146,163	558,972
United Internet AG	44,486	767,026
Varta AG (b)	18,962	520,182
Vitesco Technologies Group AG Class A (a)	14,709	1,065,106
Volkswagen AG	21,564	3,701,657

See accompanying notes to financial statements.
27

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Volkswagen AG Preference Shares	128,280	$ 17,510,421
Vonovia SE	564,747	10,639,292
Wacker Chemie AG	11,413	1,852,508
Zalando SE (a)(f)	125,229	5,243,561
		1,002,180,781
GHANA — 0.0% (e)
Tullow Oil PLC (a)	1,300,230	507,059
GUATEMALA — 0.0% (e)
Millicom International Cellular SA SDR (a)	42,720	809,326
HONG KONG — 1.9%
AIA Group Ltd.	8,234,800	86,701,982
Alliance International Education Leasing Holdings Ltd. (a)(b)(f)	480,000	306,957
ASMPT Ltd.	202,900	2,008,335
Bank of East Asia Ltd.	987,099	1,254,944
Cafe de Coral Holdings Ltd.	140,000	185,479
Cathay Pacific Airways Ltd. (a)(b)	1,655,000	1,591,762
Champion REIT	1,702,000	730,672
Chow Sang Sang Holdings International Ltd.	508,000	707,969
CK Asset Holdings Ltd.	831,531	5,047,478
CK Infrastructure Holdings Ltd.	287,500	1,563,863
CLP Holdings Ltd.	992,000	7,165,192
Dah Sing Banking Group Ltd.	658,125	503,867
Dah Sing Financial Holdings Ltd.	46,885	120,349
DFI Retail Group Holdings Ltd. (b)	426,100	1,291,083
Esprit Holdings Ltd. (a)(b)	3,582,228	310,310
Fortune Real Estate Investment Trust	1,781,000	1,474,723
Futu Holdings Ltd. ADR (a)(b)	49,345	2,558,538
Haitong International Securities Group Ltd. (a)(b)	1,742,699	144,301
Hang Lung Group Ltd.	1,790,000	3,160,453
Hang Lung Properties Ltd.	2,006,000	3,751,372
Hang Seng Bank Ltd.	602,800	8,577,476
Henderson Land Development Co. Ltd.	215,869	746,609
HK Electric Investments & HK Electric Investments Ltd. Stapled Security (b)	2,097,000	1,314,306
HKBN Ltd.	842,000	623,191
HKT Trust & HKT Ltd. Stapled Security	207,900	275,966
Hong Kong & China Gas Co. Ltd.	6,374,625	5,611,330
Hong Kong Exchanges & Clearing Ltd.	888,439	39,408,462
Security Description	Shares	Value
Hong Kong Technology Venture Co. Ltd. (b)	1,545,000	$ 899,452
Hongkong Land Holdings Ltd.	1,497,800	6,575,342
Hysan Development Co. Ltd.	377,841	1,073,364
Jardine Matheson Holdings Ltd.	183,905	8,932,266
Johnson Electric Holdings Ltd.	112,537	127,591
Kerry Properties Ltd.	764,500	1,952,653
Link REIT	2,158,120	13,883,536
LK Technology Holdings Ltd. (b)	92,500	114,418
Long Well International Holdings Ltd. (a)(c)	3,424,000	—
Luk Fook Holdings International Ltd.	132,000	422,066
Man Wah Holdings Ltd.	834,000	687,390
Melco International Development Ltd. (a)	229,000	266,925
Melco Resorts & Entertainment Ltd. ADR (a)	105,280	1,340,214
Modern Dental Group Ltd.	756,000	280,252
New World Development Co. Ltd.	631,129	1,692,401
NWS Holdings Ltd.	1,792,000	1,604,820
Pacific Basin Shipping Ltd.	6,740,000	2,601,571
Pacific Textiles Holdings Ltd.	1,761,000	567,562
PAX Global Technology Ltd.	1,661,000	1,394,403
PCCW Ltd.	1,977,875	987,684
Perfect Medical Health Management Ltd.	1,438,000	723,584
Power Assets Holdings Ltd.	102,500	549,717
Prosperity REIT	1,842,000	469,302
Prudential PLC	1,830,342	24,939,654
Realord Group Holdings Ltd. (a)(b)	550,000	379,748
Shun Tak Holdings Ltd. (a)	760,000	139,415
Sino Land Co. Ltd.	5,751,269	7,780,747
Solomon Systech International Ltd. (b)	5,826,000	367,374
Sun Hung Kai Properties Ltd.	679,509	9,521,843
Sunlight Real Estate Investment Trust	1,542,000	628,590
Swire Pacific Ltd. Class A	25,500	195,880
Swire Pacific Ltd. Class B	892,500	1,103,978
Swire Properties Ltd.	921,400	2,371,006
Techtronic Industries Co. Ltd.	1,020,000	11,025,166
Value Partners Group Ltd. (b)	402,000	128,026
Vitasoy International Holdings Ltd.	230,000	445,353
Viva China Holdings Ltd. (a)	1,280,000	221,759
VTech Holdings Ltd.	198,900	1,189,607
Wharf Real Estate Investment Co. Ltd.	1,349,000	7,750,355
Yue Yuen Industrial Holdings Ltd.	921,500	1,298,326

See accompanying notes to financial statements.
28

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Yuexiu Real Estate Investment Trust (b)	421,000	$ 107,262
Zhuguang Holdings Group Co. Ltd. (a)(b)	3,808,000	397,781
		294,275,352
INDONESIA — 0.0% (e)
First Pacific Co. Ltd.	3,780,000	1,213,460
IRELAND — 0.5%
AerCap Holdings NV (a)	58,545	3,291,985
Amarin Corp. PLC ADR (a)	204,700	307,050
Bank of Ireland Group PLC	652,214	6,606,966
C&C Group PLC (a)	372,476	723,521
CRH PLC	589,011	29,740,791
Dalata Hotel Group PLC (a)	360,267	1,640,016
Fineos Corp. Ltd. CDI (a)	116,847	104,866
Glanbia PLC	89,112	1,293,458
Greencore Group PLC (a)	307,392	308,811
Kerry Group PLC Class A (b)	109,913	10,967,071
Kingspan Group PLC	103,152	7,064,860
Ryanair Holdings PLC ADR (a)	88,636	8,357,488
Smurfit Kappa Group PLC	138,330	5,009,120
		75,416,003
ISRAEL — 0.7%
Airport City Ltd. (a)	44,422	586,141
Alony Hetz Properties & Investments Ltd.	100,839	785,562
Amot Investments Ltd.	126,799	641,980
Bank Hapoalim BM	754,568	6,234,540
Bank Leumi Le-Israel BM	956,333	7,171,203
Bezeq The Israeli Telecommunication Corp. Ltd.	1,530,510	2,076,867
Biondvax Pharmaceuticals Ltd. ADR (a)	29	63
Check Point Software Technologies Ltd. (a)	91,227	11,859,510
Compugen Ltd. (a)(b)	87,805	61,639
Elbit Systems Ltd.	17,274	2,921,657
Electra Ltd.	1,462	618,680
Enlight Renewable Energy Ltd. (a)	56,292	938,189
First International Bank Of Israel Ltd.	35,992	1,264,491
Gav-Yam Lands Corp. Ltd.	61,857	450,962
Global-e Online Ltd. (a)(b)	25,430	819,609
Harel Insurance Investments & Financial Services Ltd.	79,617	667,778
Icecure Medical Ltd. (a)	202,527	231,739
ICL Group Ltd.	316,565	2,121,482
Isracard Ltd.	37,688	157,005
Israel Discount Bank Ltd. Class A	816,480	3,979,621
Kornit Digital Ltd. (a)	130,300	2,522,608
Melisron Ltd.	14,292	893,089
Security Description	Shares	Value
Mivne Real Estate KD Ltd.	408,342	$ 1,125,006
Mizrahi Tefahot Bank Ltd.	102,906	3,206,658
Nano Dimension Ltd. ADR (a)	118,138	341,419
Nice Ltd. (a)	44,437	9,937,281
Nova Ltd. (a)	18,327	1,892,430
Oramed Pharmaceuticals, Inc. (a)(b)	39,560	86,241
Paz Oil Co. Ltd. (a)	6,603	644,777
Phoenix Holdings Ltd.	100,242	991,103
Plus500 Ltd.	73,810	1,544,159
Radware Ltd. (a)	28,124	605,791
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	116,327	6,874,977
REIT 1 Ltd.	958,278	4,178,402
Sapiens International Corp. NV	18,242	388,535
Shapir Engineering & Industry Ltd.	97,689	687,769
Shikun & Binui Ltd. (a)	173,361	323,067
Shufersal Ltd.	1,079,209	5,218,232
Sisram Medical Ltd. (b)(f)	297,600	533,030
Strauss Group Ltd. (a)	254,536	5,730,268
Teva Pharmaceutical Industries Ltd. ADR (a)	773,831	6,848,404
Tower Semiconductor Ltd. (a)	74,853	3,180,678
Wix.com Ltd. (a)	30,162	3,010,168
ZIM Integrated Shipping Services Ltd. (b)	52,812	1,245,307
		105,598,117
ITALY — 1.9%
A2A SpA	1,054,214	1,683,666
AMCO - Asset Management Co. SpA Class B (a)(c)	97	—
Amplifon SpA	58,620	2,034,185
Anima Holding SpA (f)	196,144	798,275
Assicurazioni Generali SpA	837,931	16,732,602
Autogrill SpA (a)(b)	132,951	953,334
Azimut Holding SpA (b)	75,647	1,619,078
Banca Generali SpA	51,747	1,651,759
Banca IFIS SpA	138,728	2,104,065
Banca Mediolanum SpA	176,780	1,605,259
Banca Monte dei Paschi di Siena SpA (a)	93	203
Banca Popolare di Sondrio SPA	520,201	2,212,084
Banco BPM SpA	723,671	2,834,367
BFF Bank SpA (f)	208,007	2,067,801
Biesse SpA	7,372	117,256
BPER Banca (b)	995,326	2,457,958
Brembo SpA	318,052	4,664,892
Brunello Cucinelli SpA	23,870	2,371,624
Buzzi Unicem SpA	81,324	1,975,606
Coca-Cola HBC AG (a)	124,921	3,418,168
Davide Campari-Milano NV	58,029	709,263
De' Longhi SpA	52,593	1,203,361

See accompanying notes to financial statements.
29

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
DiaSorin SpA	16,852	$ 1,777,057
Enav SpA (f)	175,411	734,858
Enel SpA	5,300,012	32,401,378
Eni SpA	1,704,051	23,893,730
ERG SpA	37,937	1,152,418
Esprinet SpA	288,291	2,887,831
Ferrari NV	76,073	20,604,521
FinecoBank Banca Fineco SpA	277,286	4,259,779
Hera SpA	520,171	1,470,494
Immobiliare Grande Distribuzione SIIQ SpA REIT	378,883	1,164,934
Infrastrutture Wireless Italiane SpA (f)	165,208	2,175,421
Interpump Group SpA	141,666	7,949,607
Intesa Sanpaolo SpA ADR	9,834,768	25,296,697
Iren SpA	2,144,165	4,111,617
Italgas SpA	232,517	1,420,977
Iveco Group NV (a)	143,774	1,362,873
Leonardo SpA	509,960	5,994,778
Mediobanca Banca di Credito Finanziario SpA	301,107	3,031,912
MFE-MediaForEurope NV Class A (b)	518,345	238,778
MFE-MediaForEurope NV Class B (b)	518,359	354,235
Moncler SpA	114,413	7,898,276
Nexi SpA (a)(f)	173,177	1,408,477
Pirelli & C SpA (f)	281,236	1,412,247
Poste Italiane SpA (f)	203,138	2,077,221
PRADA SpA	263,100	1,865,173
Prysmian SpA	146,303	6,151,399
Recordati Industria Chimica e Farmaceutica SpA	112,545	4,763,815
Reply SpA	61,321	7,694,863
Saipem SpA (a)	14,661	22,029
Salvatore Ferragamo SpA (b)	49,015	897,302
Snam SpA	1,553,732	8,252,886
Technogym SpA (f)	124,708	1,110,332
Telecom Italia SpA (a)(b)(d)	10,361,654	3,424,507
Telecom Italia SpA (a)(d)	2,800,612	902,472
Terna - Rete Elettrica Nazionale	1,015,385	8,346,546
UniCredit SpA	1,411,892	26,706,068
Unipol Gruppo SpA	260,782	1,343,251
UnipolSai Assicurazioni SpA (b)	2,804	7,092
Zignago Vetro SpA	282,407	5,510,506
		285,293,163
JAPAN — 20.8%
3-D Matrix Ltd. (a)(b)	301,500	462,138
ABC-Mart, Inc. (b)	9,500	522,504
Acom Co. Ltd. (b)	464,600	1,113,588
Activia Properties, Inc. REIT	169	479,991
ADEKA Corp.	22,400	380,038
Security Description	Shares	Value
Advance Residence Investment Corp. REIT	419	$ 996,420
Advanced Media, Inc. (a)	6,800	90,946
Advantest Corp. (b)	177,000	16,171,914
Aeon Co. Ltd.	886,620	17,094,199
AEON Financial Service Co. Ltd.	147,000	1,362,972
Aeon Mall Co. Ltd.	22,100	288,434
AEON REIT Investment Corp.	545	593,362
AGC, Inc.	202,200	7,482,418
Aica Kogyo Co. Ltd. (b)	13,300	303,295
Aidma Holdings, Inc. (a)(b)	4,600	137,561
Aiming, Inc. (b)	159,500	550,083
Ain Holdings, Inc.	6,000	250,207
Air Water, Inc.	202,200	2,521,993
Aisin Corp.	128,200	3,511,075
Ajinomoto Co., Inc.	465,400	16,106,638
Akita Bank Ltd.	16,555	219,423
Alconix Corp.	7,800	79,764
Alfresa Holdings Corp.	204,000	2,599,624
Alps Alpine Co. Ltd. (b)	203,000	1,935,585
Amada Co. Ltd.	263,400	2,450,141
Amano Corp.	23,000	431,174
ANA Holdings, Inc. (a)(b)	29,500	637,478
AnGes, Inc. (a)(b)	38,900	34,782
Anritsu Corp.	34,000	311,924
Aoyama Trading Co. Ltd.	2,100	14,801
Aozora Bank Ltd. (b)	14,200	255,961
Arcs Co. Ltd.	21,600	364,355
As One Corp. (b)	10,000	421,519
Asahi Group Holdings Ltd.	438,836	16,235,844
Asahi Holdings, Inc. (b)	33,200	504,399
Asahi Intecc Co. Ltd.	170,500	2,977,248
Asahi Kasei Corp.	937,950	6,528,087
Asics Corp.	203,400	5,731,084
Astellas Pharma, Inc.	1,597,200	22,597,698
Atom Corp. (a)(b)	681,900	4,104,004
Awa Bank Ltd.	2,310	33,846
Azbil Corp.	33,200	900,533
Bandai Namco Holdings, Inc.	529,500	11,332,788
Bank of Iwate Ltd.	204,955	3,270,903
Bank of Kyoto Ltd.	10,700	502,480
BASE, Inc. (a)	61,500	125,689
BayCurrent Consulting, Inc.	210,100	8,603,539
Benefit One, Inc. (b)	24,500	345,345
Benesse Holdings, Inc. (b)	35,900	523,300
Bic Camera, Inc.	170,500	1,425,851
BIPROGY, Inc.	19,300	471,298
Bridgestone Corp.	409,465	16,512,125
Brother Industries Ltd.	203,200	3,041,358
CAICA DIGITAL, Inc. (a)(b)	968,580	422,103
Calbee, Inc.	15,800	328,964
Can Do Co. Ltd. (b)	5,300	97,406
Canon Marketing Japan, Inc.	48,900	1,157,375
Canon, Inc. (b)	887,816	19,715,532

See accompanying notes to financial statements.
30

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Capcom Co. Ltd.	109,700	$ 3,902,844
Carenet, Inc.	136,000	1,101,570
Casio Computer Co. Ltd. (b)	474,300	4,625,752
CellSource Co. Ltd. (a)(b)	9,100	211,962
Central Japan Railway Co.	141,500	16,809,039
Change, Inc. (b)	51,600	909,174
Chiba Bank Ltd. (b)	453,950	2,916,277
Chubu Electric Power Co., Inc.	468,165	4,921,202
Chugai Pharmaceutical Co. Ltd.	550,140	13,516,852
Chugin Financial Group, Inc.	202,200	1,350,633
Chugoku Electric Power Co., Inc. (a)(b)	202,700	1,024,999
Citizen Watch Co. Ltd. (b)	205,100	1,198,947
CKD Corp.	26,100	421,632
Coca-Cola Bottlers Japan Holdings, Inc.	201,800	2,191,006
Coconala, Inc. (a)(b)	32,200	110,567
COLOPL, Inc.	2,000	8,986
Colowide Co. Ltd. (b)	2,400	34,731
Comforia Residential REIT, Inc.	127	301,063
COMSYS Holdings Corp.	32,900	603,912
Concordia Financial Group Ltd.	938,100	3,439,723
COOKPAD, Inc. (a)(b)	202,900	318,627
Cosmo Energy Holdings Co. Ltd.	59,500	1,915,677
Cosmos Pharmaceutical Corp.	6,000	537,381
Credit Saison Co. Ltd. (b)	468,200	5,910,106
Creek & River Co. Ltd.	9,600	166,119
CrowdWorks, Inc. (a)	51,500	653,569
Cyber Security Cloud, Inc. (a)	31,300	456,012
CyberAgent, Inc.	181,100	1,517,218
Dai Nippon Printing Co. Ltd.	154,500	4,301,018
Daicel Corp.	206,100	1,548,576
Daido Steel Co. Ltd. (b)	8,500	332,106
Daifuku Co. Ltd.	237,900	4,366,892
Dai-ichi Life Holdings, Inc.	785,000	14,362,274
Daiichi Sankyo Co. Ltd.	1,403,595	50,853,821
Daiichikosho Co. Ltd.	30,000	492,298
Daikin Industries Ltd.	209,310	37,202,104
Daio Paper Corp. (b)	41,700	323,975
Daiseki Co. Ltd.	21,720	684,615
Daishi Hokuetsu Financial Group, Inc.	1,517	32,941
Daito Trust Construction Co. Ltd.	43,155	4,276,914
Daiwa House Industry Co. Ltd.	471,800	11,039,035
Daiwa House REIT Investment Corp.	1,910	3,896,348
Daiwa Office Investment Corp. REIT	92	418,905
Security Description	Shares	Value
Daiwa Securities Group, Inc. (b)	1,848,350	$ 8,624,430
Daiwa Securities Living Investments Corp. REIT	570	466,399
Daiwabo Holdings Co. Ltd.	40,000	656,097
DCM Holdings Co. Ltd.	49,200	426,974
Demae-Can Co. Ltd. (a)(b)	1,200	3,922
DeNA Co. Ltd. (b)	202,800	2,754,996
Denka Co. Ltd.	7,000	143,850
Denso Corp.	393,210	21,990,097
Dentsu Group, Inc.	204,000	7,127,508
Descente Ltd. (b)	37,600	1,169,615
Dexerials Corp. (b)	53,900	1,088,611
DIC Corp.	36,700	656,293
Digital Garage, Inc. (b)	12,500	409,028
dip Corp.	32,300	857,919
Disco Corp.	55,500	6,380,269
DMG Mori Co. Ltd.	27,200	455,343
Dowa Holdings Co. Ltd. (b)	4,400	140,341
Duskin Co. Ltd.	18,300	438,628
East Japan Railway Co.	266,600	14,693,147
Ebara Corp.	54,300	2,501,007
Eisai Co. Ltd.	208,651	11,764,348
Electric Power Development Co. Ltd.	196,200	3,141,500
EM Systems Co. Ltd.	32,700	207,124
en Japan, Inc. (b)	33,700	577,070
ENEOS Holdings, Inc.	2,278,500	7,964,221
eRex Co. Ltd.	100,700	1,385,391
euglena Co. Ltd. (a)(b)	403,900	2,849,666
EXEO Group, Inc.	12,400	223,329
Ezaki Glico Co. Ltd.	48,500	1,215,324
FAN Communications, Inc. (b)	5,200	15,785
Fancl Corp.	16,900	308,947
FANUC Corp.	711,775	25,456,826
Fast Retailing Co. Ltd.	127,500	27,666,992
Feed One Co. Ltd.	679,380	3,450,754
Financial Partners Group Co. Ltd.	207,200	1,798,152
FINDEX, Inc. (b)	188,900	976,506
Fixstars Corp. (b)	7,700	85,337
Focus Systems Corp.	13,300	100,232
Food & Life Cos. Ltd.	27,000	697,874
Foster Electric Co. Ltd. (b)	263,400	2,275,979
FP Corp. (b)	11,600	285,882
Freee KK (a)(b)	3,100	78,496
Fronteo, Inc. (a)(b)	12,000	71,681
Frontier Real Estate Investment Corp. REIT	177	631,715
Fuji Corp.	29,600	496,855
Fuji Electric Co. Ltd.	102,400	4,000,902
Fuji Kyuko Co. Ltd.	11,500	379,330
Fuji Oil Holdings, Inc. (b)	20,000	288,977
Fuji Seal International, Inc.	17,500	198,550
Fuji Soft, Inc. (b)	10,800	622,406
FUJIFILM Holdings Corp.	344,910	17,358,233

See accompanying notes to financial statements.
31

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Fujikura Ltd.	180,500	$ 1,272,139
Fujitec Co. Ltd. (b)	30,500	752,818
Fujitsu General Ltd. (b)	23,800	667,916
Fujitsu Ltd.	140,551	18,834,827
Fukuoka Financial Group, Inc.	471,234	9,025,287
Fukuoka REIT Corp. (b)	10	12,172
Fukuyama Transporting Co. Ltd.	9,000	242,768
Funai Soken Holdings, Inc. (b)	41,400	842,993
Furukawa Electric Co. Ltd. (b)	205,455	3,799,119
Fuyo General Lease Co. Ltd.	10,000	676,234
GA Technologies Co. Ltd. (a)	15,300	139,791
Gakujo Co. Ltd.	17,400	215,065
giftee, Inc. (a)(b)	33,500	579,687
Glory Ltd.	15,000	326,283
GLP J-REIT	2,631	2,828,883
GMO internet group, Inc.	26,400	509,195
GMO Payment Gateway, Inc.	7,400	632,745
GNI Group Ltd. (a)(b)	36,900	288,069
Godo Steel Ltd.	52,000	1,326,471
Goldwin, Inc.	31,600	2,991,660
GS Yuasa Corp. (b)	74,100	1,326,217
Gumi, Inc. (a)(b)	540,500	3,086,483
GungHo Online Entertainment, Inc.	8,100	147,406
Gunma Bank Ltd.	267,200	889,395
Gunosy, Inc. (a)	13,600	61,823
Gurunavi, Inc. (a)	5,200	13,011
H.U. Group Holdings, Inc.	20,000	400,631
Hachijuni Bank Ltd.	462,700	1,999,042
Hakuhodo DY Holdings, Inc.	206,600	2,320,738
Hamamatsu Photonics KK	203,000	10,844,767
Hankyu Hanshin Holdings, Inc.	207,700	6,125,348
Hankyu Hanshin REIT, Inc.	2,643	2,754,408
Hanwa Co. Ltd.	18,700	554,298
Harmonic Drive Systems, Inc. (b)	10,200	336,832
Haseko Corp.	207,000	2,393,666
Hazama Ando Corp. (b)	162,500	1,045,157
HEALIOS KK (a)	426,700	1,045,189
Heiwa Real Estate REIT, Inc.	6,771	7,758,490
Hikari Tsushin, Inc.	5,000	697,648
Hino Motors Ltd. (a)	203,700	846,390
Hirogin Holdings, Inc.	197,000	926,606
Hirose Electric Co. Ltd.	8,240	1,069,237
HIS Co. Ltd. (a)(b)	46,700	701,430
Hisamitsu Pharmaceutical Co., Inc.	23,800	675,964
Hitachi Construction Machinery Co. Ltd.	13,700	316,534
Hitachi Ltd.	767,395	41,814,926
Hitachi Zosen Corp.	134,100	872,572
Security Description	Shares	Value
Hokkoku Financial Holdings, Inc. (b)	16,555	$ 514,351
Hokuhoku Financial Group, Inc. (b)	28,600	198,775
Hokuriku Electric Power Co. (a)	204,600	911,622
Honda Motor Co. Ltd.	1,219,875	32,171,923
Horiba Ltd.	4,900	291,224
Hoshino Resorts REIT, Inc.	98	508,077
Hoshizaki Corp.	30,800	1,130,498
House Foods Group, Inc.	12,000	253,362
Hoya Corp.	264,006	28,882,165
Hulic Co. Ltd.	209,200	1,708,621
Hulic REIT, Inc.	1,701	1,912,011
Hyakugo Bank Ltd. (b)	202,550	564,626
Ibiden Co. Ltd. (b)	172,300	6,809,663
IBJ, Inc.	17,100	90,196
Ichigo Office REIT Investment Corp.	9,401	6,837,605
Idemitsu Kosan Co. Ltd.	181,294	3,950,354
IHI Corp.	30,800	768,322
Iida Group Holdings Co. Ltd.	188,600	3,059,489
Iino Kaiun Kaisha Ltd.	158,000	1,191,915
Inaba Denki Sangyo Co. Ltd.	23,600	512,465
Industrial & Infrastructure Fund Investment Corp. REIT	160	173,356
I-NE Co. Ltd. (a)	42,800	1,204,343
Infomart Corp.	933,600	1,929,071
INFRONEER Holdings, Inc.	135,812	1,042,902
Inpex Corp.	682,000	7,158,720
Intage Holdings, Inc.	463,600	5,399,204
Internet Initiative Japan, Inc.	46,000	949,793
Invincible Investment Corp. REIT	4,475	1,872,849
IR Japan Holdings Ltd.	3,600	63,323
Iriso Electronics Co. Ltd. (b)	4,400	162,326
Isetan Mitsukoshi Holdings Ltd. (b)	264,700	2,947,520
Istyle, Inc. (a)(b)	697,000	2,922,278
Isuzu Motors Ltd.	657,800	7,804,239
ITmedia, Inc.	9,100	95,656
Ito En Ltd.	8,200	266,474
ITOCHU Corp.	1,011,350	32,683,270
Itochu Techno-Solutions Corp.	23,600	577,188
Itoham Yonekyu Holdings, Inc.	145,500	765,272
Iwatani Corp.	18,400	800,481
Iyogin Holdings, Inc. (b)	207,900	1,174,700
Izumi Co. Ltd.	6,100	144,147
J Front Retailing Co. Ltd.	202,600	2,012,452
JAFCO Group Co. Ltd.	41,100	584,584
Jamco Corp. (a)(b)	89,400	1,004,902
Japan Airlines Co. Ltd.	14,000	271,606
Japan Airport Terminal Co. Ltd. (a)	63,900	3,168,833

See accompanying notes to financial statements.
32

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Japan Elevator Service Holdings Co. Ltd. (b)	51,200	$ 826,340
Japan Excellent, Inc. REIT (b)	2,028	1,827,013
Japan Exchange Group, Inc.	469,600	7,122,155
Japan Hotel REIT Investment Corp.	2,632	1,485,184
Japan Logistics Fund, Inc. REIT	37	81,873
Japan Metropolitan Fund Invest REIT	16,012	11,633,935
Japan Petroleum Exploration Co. Ltd.	98,900	3,317,969
Japan Post Bank Co. Ltd. (b)	283,000	2,302,870
Japan Post Holdings Co. Ltd.	1,623,100	13,128,463
Japan Post Insurance Co. Ltd.	137,100	2,129,279
Japan Prime Realty Investment Corp. REIT	120	314,674
Japan Real Estate Investment Corp. REIT	770	3,054,775
Japan Steel Works Ltd.	31,100	579,284
Japan Tobacco, Inc.	672,400	14,136,112
JCR Pharmaceuticals Co. Ltd. (b)	24,400	259,052
Jeol Ltd.	15,300	488,004
JFE Holdings, Inc.	470,310	5,933,207
JGC Holdings Corp. (b)	203,900	2,514,087
JMDC, Inc. (a)	24,400	834,172
JSR Corp.	287,400	6,726,659
JTEKT Corp.	204,900	1,571,890
Justsystems Corp.	13,100	345,980
Kadokawa Corp. (b)	46,800	990,926
Kagome Co. Ltd.	11,700	271,643
Kajima Corp.	204,037	2,449,854
Kakaku.com, Inc. (b)	206,300	2,797,892
Kaken Pharmaceutical Co. Ltd.	36,900	1,024,461
Kamakura Shinsho Ltd.	128,900	986,919
Kamigumi Co. Ltd.	18,400	384,341
Kaneka Corp.	7,600	197,010
Kansai Electric Power Co., Inc.	936,400	9,083,270
Kansai Paint Co. Ltd.	206,300	2,771,541
Kao Corp.	437,700	16,992,981
Kaonavi, Inc. (a)(b)	5,800	109,908
Katitas Co. Ltd.	20,300	393,371
Kawasaki Heavy Industries Ltd.	40,200	874,136
Kawasaki Kisen Kaisha Ltd. (b)	116,500	2,647,926
KDDI Corp.	1,228,800	37,790,055
Keihan Holdings Co. Ltd. (b)	22,700	589,289
Keikyu Corp. (b)	208,000	1,967,631
Keio Corp. (b)	83,800	2,924,720
Keisei Electric Railway Co. Ltd.	204,100	6,249,211
Security Description	Shares	Value
Kenedix Office Investment Corp. REIT	84	$ 193,448
Kenedix Residential Next Investment Corp. REIT	223	343,154
Kenedix Retail REIT Corp.	237	418,298
Kewpie Corp.	5,500	92,073
Key Coffee, Inc. (b)	16,100	244,724
Keyence Corp.	134,100	64,939,101
Kikkoman Corp.	109,000	5,520,024
Kinden Corp.	43,500	521,320
Kintetsu Group Holdings Co. Ltd.	119,410	3,826,611
Kirin Holdings Co. Ltd.	673,000	10,598,903
Kiyo Bank Ltd. (b)	473,600	5,280,805
KNT-CT Holdings Co. Ltd. (a)(b)	71,300	902,165
Kobayashi Pharmaceutical Co. Ltd.	14,300	869,239
Kobe Bussan Co. Ltd.	30,400	841,716
Kobe Steel Ltd.	263,399	2,083,997
Koei Tecmo Holdings Co. Ltd. (b)	42,120	755,748
Koito Manufacturing Co. Ltd.	176,500	3,315,426
Kokuyo Co. Ltd.	171,300	2,417,172
Komatsu Ltd.	786,220	19,358,652
Konami Group Corp.	26,100	1,190,375
Konica Minolta, Inc.	738,575	3,157,631
Kosaido Holdings Co. Ltd.	77,700	1,373,134
Kose Corp.	10,300	1,213,495
Kotobuki Spirits Co. Ltd.	9,600	675,873
K's Holdings Corp. (b)	202,600	1,770,410
Kubota Corp.	955,450	14,350,774
Kuraray Co. Ltd.	263,000	2,404,921
Kureha Corp. (b)	8,000	507,927
Kurita Water Industries Ltd.	174,310	7,910,680
Kusuri No. Aoki Holdings Co. Ltd.	7,000	352,919
Kyocera Corp.	209,600	10,847,733
Kyoritsu Maintenance Co. Ltd.	1,200	48,238
Kyowa Kirin Co. Ltd.	204,100	4,425,822
Kyudenko Corp.	8,200	207,326
Kyushu Electric Power Co., Inc. (a)	265,500	1,510,132
Kyushu Financial Group, Inc. (b)	203,900	730,786
Kyushu Railway Co. (b)	107,900	2,390,842
LaSalle Logiport REIT	298	344,148
Lasertec Corp.	48,400	8,466,091
Lawson, Inc.	12,900	543,760
Leopalace21 Corp. (a)	1,600	4,292
LIFENET INSURANCE Co. (a)	135,000	1,178,676
LIKE, Inc. (b)	6,200	95,220
Lion Corp.	202,400	2,176,230
Lixil Corp.	204,200	3,340,171
Locondo, Inc. (a)	26,200	217,923

See accompanying notes to financial statements.
33

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
M3, Inc.	404,800	$ 10,040,159
Mabuchi Motor Co. Ltd.	42,900	1,242,614
Makita Corp. (b)	205,400	5,062,078
Mani, Inc. (b)	21,000	284,965
Marubeni Corp.	1,536,150	20,724,001
Maruha Nichiro Corp.	10,200	182,020
Marui Group Co. Ltd. (b)	204,500	3,108,449
Maruichi Steel Tube Ltd.	65,500	1,432,151
MatsukiyoCocokara & Co.	97,060	5,112,259
Matsuya Co. Ltd. (b)	468,200	3,880,266
Mazda Motor Corp.	470,800	4,333,383
McDonald's Holdings Co. Japan Ltd. (b)	20,100	833,661
Mebuki Financial Group, Inc.	672,000	1,635,946
Medical Data Vision Co. Ltd.	3,800	25,840
Medipal Holdings Corp.	472,599	6,405,955
Medley, Inc. (a)	28,100	850,875
MedPeer, Inc. (a)(b)	25,600	211,971
MEIJI Holdings Co. Ltd.	191,400	4,537,283
Meiko Network Japan Co. Ltd. (b)	468,100	2,268,574
Meitec Corp.	31,500	559,516
Menicon Co. Ltd. (b)	20,200	426,038
Mercari, Inc. (a)(b)	25,300	438,934
Milbon Co. Ltd.	22,600	925,464
MINEBEA MITSUMI, Inc. (b)	264,700	4,994,077
MIRAIT ONE Corp.	39,700	491,887
MISUMI Group, Inc.	206,400	5,117,740
Mitsubishi Chemical Group Corp.	1,144,700	6,757,764
Mitsubishi Corp.	1,067,938	38,122,875
Mitsubishi Electric Corp.	1,723,050	20,436,054
Mitsubishi Estate Co. Ltd.	941,425	11,151,525
Mitsubishi Estate Logistics REIT Investment Corp. (b)	139	407,841
Mitsubishi Gas Chemical Co., Inc.	204,100	3,010,356
Mitsubishi HC Capital, Inc.	463,800	2,383,644
Mitsubishi Heavy Industries Ltd.	231,510	8,481,800
Mitsubishi Logistics Corp.	65,500	1,530,581
Mitsubishi Materials Corp.	17,100	277,141
Mitsubishi Motors Corp. (a)(b)	678,700	2,661,969
Mitsubishi UFJ Financial Group, Inc.	8,624,324	54,944,506
Mitsui & Co. Ltd.	1,244,126	38,476,389
Mitsui Chemicals, Inc. (b)	167,210	4,284,214
Mitsui Fudosan Co. Ltd.	681,700	12,723,291
Mitsui Fudosan Logistics Park, Inc. REIT	136	475,167
Mitsui High-Tec, Inc. (b)	18,500	1,162,071
Mitsui Mining & Smelting Co. Ltd. (b)	25,400	613,577
Mitsui OSK Lines Ltd. (b)	219,565	5,460,667
Miura Co. Ltd. (b)	16,300	413,960
Mixi, Inc.	2,100	42,003
Security Description	Shares	Value
Mizuho Financial Group, Inc.	1,744,470	$ 24,615,784
Mochida Pharmaceutical Co. Ltd.	12,000	301,150
Monex Group, Inc. (b)	72,300	259,126
Money Forward, Inc. (a)(b)	21,600	740,882
MonotaRO Co. Ltd.	142,100	1,769,177
Mori Hills REIT Investment Corp.	482	534,550
Mori Trust REIT, Inc.	474	243,963
Morinaga & Co. Ltd.	20,900	589,672
Morinaga Milk Industry Co. Ltd.	12,000	430,085
MS&AD Insurance Group Holdings, Inc.	354,699	10,942,927
m-up Holdings, Inc. (b)	11,400	97,477
Murata Manufacturing Co. Ltd.	498,600	30,120,550
Musashino Bank Ltd.	208,555	3,481,924
Nabtesco Corp.	15,000	365,166
Nachi-Fujikoshi Corp.	1,500	44,519
Nagase & Co. Ltd.	175,600	2,684,995
Nagawa Co. Ltd. (b)	10,700	549,110
Nagoya Railroad Co. Ltd.	190,400	2,924,169
Nakanishi, Inc.	32,700	645,450
Nankai Electric Railway Co. Ltd.	29,100	639,548
NanoCarrier Co. Ltd. (a)	471,800	850,793
Nanto Bank Ltd. (b)	208,355	3,638,267
NEC Corp.	168,600	6,460,741
NEC Networks & System Integration Corp.	32,100	389,522
NET One Systems Co. Ltd.	18,600	442,325
Nexon Co. Ltd.	387,200	9,178,871
NexTone, Inc. (a)	18,000	417,913
NGK Insulators Ltd.	207,900	2,736,801
NGK Spark Plug Co. Ltd.	189,500	3,895,650
NH Foods Ltd. (b)	28,800	829,875
NHK Spring Co. Ltd.	204,700	1,456,540
Nichias Corp.	24,600	491,852
Nichirei Corp.	201,600	4,065,628
Nidec Corp.	452,700	23,282,978
Nifco, Inc.	5,000	140,882
Nihon Kohden Corp.	21,800	588,038
Nihon M&A Center Holdings, Inc.	65,400	483,534
Nihon Parkerizing Co. Ltd.	40,600	302,616
Nikkon Holdings Co. Ltd.	14,700	273,368
Nikon Corp. (b)	470,000	4,785,108
Nintendo Co. Ltd.	789,600	30,441,337
Nippon Accommodations Fund, Inc. REIT	119	533,797
Nippon Building Fund, Inc. REIT	1,065	4,409,159
Nippon Electric Glass Co. Ltd.	33,700	645,438
NIPPON EXPRESS HOLDINGS, Inc.	27,000	1,616,876

See accompanying notes to financial statements.
34

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Nippon Gas Co. Ltd.	43,500	$ 628,853
Nippon Kayaku Co. Ltd.	151,400	1,361,679
Nippon Paint Holdings Co. Ltd.	986,700	9,178,260
Nippon Paper Industries Co. Ltd. (a)	4,200	32,283
Nippon Parking Development Co. Ltd.	1,150,700	2,014,525
Nippon Prologis REIT, Inc.	2,020	4,254,309
NIPPON REIT Investment Corp.	97	233,226
Nippon Sanso Holdings Corp.	202,900	3,631,436
Nippon Shinyaku Co. Ltd.	18,500	810,391
Nippon Shokubai Co. Ltd.	12,200	484,003
Nippon Steel Corp.	671,600	15,744,173
Nippon Telegraph & Telephone Corp.	796,300	23,705,317
Nippon Television Holdings, Inc.	2,000	17,146
Nippon Yusen KK (b)	298,265	6,922,688
Nipro Corp. (b)	181,300	1,388,119
Nishimatsu Construction Co. Ltd.	24,600	633,068
Nishi-Nippon Railroad Co. Ltd.	16,000	287,565
Nissan Chemical Corp.	95,900	4,316,185
Nissan Motor Co. Ltd. (b)	1,871,341	7,045,826
Nissei ASB Machine Co. Ltd. (b)	4,300	126,651
Nisshin Seifun Group, Inc.	205,600	2,396,015
Nisshinbo Holdings, Inc.	190,100	1,445,497
Nissin Foods Holdings Co. Ltd.	55,900	5,094,801
Nissui Corp.	1,415,700	5,775,979
Nitori Holdings Co. Ltd.	52,800	6,319,814
Nitto Boseki Co. Ltd. (b)	14,600	221,046
Nitto Denko Corp.	160,100	10,285,183
NOF Corp.	56,800	2,633,226
NOK Corp.	53,700	590,301
Nomura Holdings, Inc.	1,921,685	7,359,553
Nomura Real Estate Holdings, Inc.	33,900	746,315
Nomura Real Estate Master Fund, Inc. REIT	2,651	2,957,950
Nomura Research Institute Ltd.	308,100	7,095,398
NSD Co. Ltd.	29,700	532,007
NSK Ltd.	265,400	1,507,569
NTN Corp. (b)	452,100	1,144,772
NTT Data Corp.	783,800	10,200,177
NTT UD REIT Investment Corp.	285	288,876
Obayashi Corp.	472,150	3,593,718
Obic Co. Ltd.	36,900	5,794,650
Odakyu Electric Railway Co. Ltd.	263,799	3,409,229
Ogaki Kyoritsu Bank Ltd. (b)	16,555	222,160
Security Description	Shares	Value
Oisix ra daichi, Inc. (a)(b)	4,200	$ 72,519
Oji Holdings Corp.	486,800	1,916,622
Oki Electric Industry Co. Ltd. (b)	3,600	19,421
Okinawa Financial Group, Inc.	205,000	3,206,928
OKUMA Corp. (b)	11,800	523,991
Olympus Corp.	944,000	16,444,992
Omron Corp.	203,700	11,795,897
OncoTherapy Science, Inc. (a)(b)	451,100	159,303
Ono Pharmaceutical Co. Ltd.	465,300	9,663,305
Open House Group Co. Ltd.	21,200	788,489
Oracle Corp. Japan	8,500	608,648
Oriental Land Co. Ltd.	806,500	27,438,816
ORIX Corp.	940,500	15,380,556
Orix J REIT, Inc.	2,005	2,530,919
Osaka Gas Co. Ltd.	272,900	4,472,123
OSAKA Titanium Technologies Co. Ltd. (b)	113,800	2,727,643
OSG Corp.	39,500	590,022
Otsuka Corp.	28,300	996,209
Otsuka Holdings Co. Ltd.	466,100	14,719,500
Outsourcing, Inc.	45,700	445,360
PALTAC Corp.	12,000	452,626
Pan Pacific International Holdings Corp.	293,300	5,639,452
Panasonic Holdings Corp. (b)	1,689,250	15,002,581
Park24 Co. Ltd. (a)	50,100	728,406
Penta-Ocean Construction Co. Ltd.	197,700	938,811
PeptiDream, Inc. (a)	25,100	354,368
Persol Holdings Co. Ltd.	195,600	3,900,536
Pharma Foods International Co. Ltd. (b)	155,500	1,654,429
Pigeon Corp.	188,300	2,898,991
Pilot Corp.	15,200	491,096
Pola Orbis Holdings, Inc.	30,800	398,509
Precision System Science Co. Ltd. (a)	34,700	97,772
Procrea Holdings, Inc. (b)	1,010	15,975
Raccoon Holdings, Inc. (b)	11,200	69,258
Rakus Co. Ltd.	31,300	446,370
Rakuten Group, Inc.	472,400	2,179,379
Recruit Holdings Co. Ltd.	1,143,800	31,368,773
Relo Group, Inc.	128,200	2,027,658
Remixpoint, Inc. (b)	124,300	282,988
Renesas Electronics Corp. (a)	872,500	12,544,359
Rengo Co. Ltd.	270,300	1,744,592
RENOVA, Inc. (a)	15,500	231,760
ReproCELL, Inc. (a)(b)	471,600	853,976
Resona Holdings, Inc.	1,616,000	7,764,911
Resonac Holdings Corp.	179,100	2,928,256
Resorttrust, Inc.	37,100	587,902
Ricoh Co. Ltd.	468,600	3,489,237
Ringer Hut Co. Ltd. (a)(b)	900	15,296

See accompanying notes to financial statements.
35

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Rinnai Corp.	15,300	$ 371,895
Riso Kyoiku Co. Ltd. (b)	748,718	1,850,839
Rock Field Co. Ltd. (b)	467,400	5,496,138
Rohm Co. Ltd.	54,800	4,516,913
Rohto Pharmaceutical Co. Ltd.	57,002	1,186,382
Ryohin Keikaku Co. Ltd.	172,100	1,944,837
Sakata Seed Corp.	12,700	373,108
SanBio Co. Ltd. (a)(b)	187,500	966,451
San-In Godo Bank Ltd.	202,650	1,125,241
Sanken Electric Co. Ltd. (b)	11,100	880,727
Sankyo Co. Ltd.	10,000	415,508
Sankyu, Inc.	7,300	269,040
Sanrio Co. Ltd.	64,700	2,882,794
Sansan, Inc. (a)	32,400	364,923
Santen Pharmaceutical Co. Ltd.	265,500	2,254,226
Sanwa Holdings Corp.	202,900	2,158,738
Sapporo Holdings Ltd.	17,300	442,607
Sawai Group Holdings Co. Ltd.	12,300	337,328
SBI Holdings, Inc.	203,500	4,012,202
SBI Shinsei Bank Ltd. (b)	51,200	897,125
SCREEN Holdings Co. Ltd.	13,100	1,146,705
SCSK Corp.	39,300	571,384
Secom Co. Ltd.	208,748	12,805,009
Sega Sammy Holdings, Inc.	190,800	3,602,678
Seibu Holdings, Inc.	204,400	2,087,156
Seiko Epson Corp. (b)	265,800	3,756,629
Seino Holdings Co. Ltd.	203,600	2,233,496
Sekisui Chemical Co. Ltd.	264,600	3,729,729
Sekisui House Ltd.	470,000	9,527,838
Sekisui House REIT, Inc.	4,560	2,463,476
Senko Group Holdings Co. Ltd.	56,600	401,886
Seria Co. Ltd.	20,100	395,989
Seven & i Holdings Co. Ltd.	530,728	23,826,732
Seven Bank Ltd. (b)	473,500	942,802
SG Holdings Co. Ltd.	439,000	6,465,099
Sharp Corp. (a)(b)	173,700	1,217,688
SHIFT, Inc. (a)	4,000	705,087
Shiga Bank Ltd.	2,310	46,499
Shikoku Bank Ltd. (b)	1,820	11,911
Shikoku Electric Power Co., Inc. (a)	203,700	1,152,499
Shimadzu Corp.	209,400	6,513,758
Shimamura Co. Ltd.	9,000	912,916
Shimano, Inc.	52,500	9,009,693
Shimizu Corp. (b)	468,713	2,641,331
Shin-Etsu Chemical Co. Ltd.	1,529,585	49,131,985
Shinko Electric Industries Co. Ltd. (b)	28,200	864,498
Shionogi & Co. Ltd.	208,300	9,354,640
Ship Healthcare Holdings, Inc.	19,200	351,570
Shiseido Co. Ltd.	270,300	12,553,342
Security Description	Shares	Value
Shizuoka Financial Group, Inc.	458,400	$ 3,275,516
SHO-BOND Holdings Co. Ltd.	17,600	724,683
Shochiku Co. Ltd. (b)	3,400	291,998
Skylark Holdings Co. Ltd. (a)(b)	197,400	2,565,948
SMC Corp.	42,100	22,089,135
SMS Co. Ltd.	185,200	4,445,969
SoftBank Corp.	1,864,900	21,424,841
SoftBank Group Corp.	864,172	33,647,451
Sohgo Security Services Co. Ltd.	26,200	701,803
Sojitz Corp.	176,200	3,657,980
Sompo Holdings, Inc.	296,600	11,704,435
Sony Group Corp.	912,020	82,129,083
Sosei Group Corp. (a)(b)	30,300	516,118
Sotetsu Holdings, Inc. (b)	83,200	1,417,820
Sourcenext Corp. (a)(b)	984,600	1,620,162
Square Enix Holdings Co. Ltd.	24,700	1,180,344
Stanley Electric Co. Ltd. (b)	195,773	4,311,448
Starts Proceed Investment Corp. REIT	51	87,293
Subaru Corp.	470,500	7,475,184
Sugi Holdings Co. Ltd.	8,100	346,300
SUMCO Corp.	201,500	2,999,260
Sumitomo Bakelite Co. Ltd.	15,300	593,193
Sumitomo Chemical Co. Ltd. (b)	1,837,050	6,142,364
Sumitomo Corp.	979,175	17,223,298
Sumitomo Electric Industries Ltd.	736,120	9,386,097
Sumitomo Forestry Co. Ltd.	200,600	3,948,997
Sumitomo Heavy Industries Ltd.	14,800	360,298
Sumitomo Metal Mining Co. Ltd.	165,800	6,289,911
Sumitomo Mitsui Financial Group, Inc.	943,500	37,558,517
Sumitomo Mitsui Trust Holdings, Inc.	443,855	15,144,230
Sumitomo Osaka Cement Co. Ltd. (b)	8,800	246,630
Sumitomo Pharma Co. Ltd.	189,900	1,155,752
Sumitomo Realty & Development Co. Ltd.	280,000	6,273,649
Sumitomo Rubber Industries Ltd.	204,200	1,835,023
Sumitomo Warehouse Co. Ltd. (b)	68,000	1,111,278
Sun Corp.	3,000	43,527
Sun Frontier Fudousan Co. Ltd.	3,100	29,838
Sundrug Co. Ltd.	58,600	1,600,503
Suntory Beverage & Food Ltd.	86,900	3,222,267
SUNWELS Co. Ltd.	129,900	2,527,921

See accompanying notes to financial statements.
36

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Suruga Bank Ltd.	203,300	$ 708,778
Suzuken Co. Ltd.	11,800	296,574
Suzuki Motor Corp.	337,000	12,164,310
SymBio Pharmaceuticals Ltd. (a)(b)	36,600	118,801
Sysmex Corp.	142,400	9,247,601
Systena Corp.	162,400	353,866
T&D Holdings, Inc.	552,800	6,816,025
Tadano Ltd.	5,200	40,751
Taiheiyo Cement Corp.	17,700	330,753
Taisei Corp.	194,487	5,984,103
Taisho Pharmaceutical Holdings Co. Ltd.	6,300	261,297
Taiyo Yuden Co. Ltd.	267,000	8,907,356
Takara Bio, Inc.	19,600	255,217
Takara Holdings, Inc.	186,000	1,428,297
Takashimaya Co. Ltd. (b)	153,200	2,225,078
Takeda Pharmaceutical Co. Ltd.	1,084,415	35,443,724
Takeuchi Manufacturing Co. Ltd.	264,200	5,820,380
Takuma Co. Ltd.	33,400	333,021
Tatsuta Electric Wire & Cable Co. Ltd. (a)	182,500	974,961
TDK Corp.	287,265	10,198,566
TechnoPro Holdings, Inc.	29,400	805,192
Teijin Ltd.	471,110	4,941,540
tella, Inc. (a)(c)	600	—
TerraSky Co. Ltd. (a)	24,200	332,752
Terumo Corp.	471,000	12,648,238
THK Co. Ltd.	14,200	325,952
TIS, Inc.	166,000	4,352,994
Toagosei Co. Ltd.	55,100	510,055
Tobu Railway Co. Ltd.	195,300	4,651,747
Toda Corp.	191,000	991,667
Toei Animation Co. Ltd. (b)	7,700	761,380
Toei Co. Ltd.	3,400	438,125
Toho Bank Ltd.	12,101	19,730
Toho Co. Ltd.	202,800	7,725,569
Toho Gas Co. Ltd. (b)	29,600	547,786
Toho Holdings Co. Ltd. (b)	13,500	238,373
Tohoku Electric Power Co., Inc. (a)	468,000	2,317,319
Tokai Carbon Co. Ltd.	203,500	1,926,591
Tokio Marine Holdings, Inc.	1,484,295	28,405,585
Tokuyama Corp.	9,100	143,929
Tokyo Century Corp.	40,700	1,347,085
Tokyo Electric Power Co. Holdings, Inc. (a)	940,975	3,344,212
Tokyo Electron Ltd.	329,265	39,683,001
Tokyo Gas Co. Ltd.	202,595	3,799,513
Tokyo Ohka Kogyo Co. Ltd.	14,100	814,704
Tokyo Seimitsu Co. Ltd.	14,500	557,818
Tokyo Tatemono Co. Ltd.	202,700	2,459,693
Tokyu Corp.	278,775	3,690,747
Tokyu Fudosan Holdings Corp.	266,100	1,269,618
Security Description	Shares	Value
Tokyu REIT, Inc.	379	$ 515,433
Topcon Corp.	45,200	605,202
TOPPAN, Inc.	192,300	3,850,624
Toray Industries, Inc.	1,695,150	9,634,168
Torikizoku Holdings Co. Ltd.	34,800	555,901
Toshiba Corp.	449,251	15,004,288
Tosoh Corp.	148,400	2,003,718
TOTO Ltd.	187,800	6,236,952
Toyo Seikan Group Holdings Ltd.	201,600	2,765,960
Toyo Suisan Kaisha Ltd.	30,900	1,288,564
Toyo Tire Corp.	202,600	2,351,920
Toyoda Gosei Co. Ltd.	16,000	274,100
Toyota Boshoku Corp.	36,100	579,651
Toyota Industries Corp.	203,400	11,232,925
Toyota Motor Corp.	8,592,340	121,373,501
Toyota Tsusho Corp.	202,800	8,563,649
Trend Micro, Inc.	85,400	4,151,612
Trusco Nakayama Corp.	43,300	729,746
TS Tech Co. Ltd.	36,400	459,205
Tsuburaya Fields Holdings, Inc. (b)	400,800	6,230,785
Tsumura & Co.	3,500	69,164
Tsuruha Holdings, Inc.	10,000	664,964
UBE Corp.	35,100	541,968
Ulvac, Inc.	18,500	799,271
Unicharm Corp.	264,400	10,809,230
United Urban Investment Corp. REIT	2,070	2,224,134
Ushio, Inc. (b)	30,600	382,816
USS Co. Ltd.	204,210	3,521,391
UUUM Co. Ltd. (a)	29,700	168,930
Valor Holdings Co. Ltd.	18,900	273,510
Wacoal Holdings Corp. (b)	25,300	472,771
Wacom Co. Ltd. (b)	62,600	324,547
Warabeya Nichiyo Holdings Co. Ltd.	208,800	2,839,642
Welcia Holdings Co. Ltd. (b)	13,000	276,820
West Japan Railway Co.	174,400	7,150,806
Workman Co. Ltd. (b)	5,600	235,630
Yakult Honsha Co. Ltd.	201,100	14,551,003
Yamada Holdings Co. Ltd. (b)	1,153,480	3,952,114
Yamagata Bank Ltd. (b)	1,634	12,437
Yamaguchi Financial Group, Inc.	175,800	1,072,579
Yamaha Corp.	204,400	7,817,236
Yamaha Motor Co. Ltd.	205,500	5,342,475
Yamanashi Chuo Bank Ltd. (b)	1,510	12,957
Yamato Holdings Co. Ltd.	209,400	3,569,980
Yamato Kogyo Co. Ltd.	21,300	854,625
Yamazaki Baking Co. Ltd.	203,600	2,453,786
Yaoko Co. Ltd.	27,100	1,404,989
Yappli, Inc. (a)	9,400	60,105
Yaskawa Electric Corp. (b)	204,300	8,857,247
Yokogawa Electric Corp.	204,000	3,295,514
Yokohama Rubber Co. Ltd.	46,600	979,339

See accompanying notes to financial statements.
37

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Yoshinoya Holdings Co. Ltd. (b)	22,600	$ 412,808
Z Holdings Corp.	3,156,200	8,840,870
Zenkoku Hosho Co. Ltd. (b)	15,800	592,990
Zenrin Co. Ltd. (b)	2,100	13,160
Zensho Holdings Co. Ltd. (b)	20,500	604,572
Zeon Corp. (b)	191,400	2,011,936
ZOZO, Inc.	33,800	765,700
		3,182,335,124
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	100,577	2,083,004
LUXEMBOURG — 0.1%
APERAM SA	33,584	1,254,070
ArcelorMittal SA	380,038	11,507,307
Eurofins Scientific SE (b)	70,267	4,705,695
SES SA	242,556	1,591,163
		19,058,235
MACAU — 0.1%
Galaxy Entertainment Group Ltd. (a)	1,578,000	10,543,519
MGM China Holdings Ltd. (a)(b)	639,200	789,845
Sands China Ltd. (a)	1,863,600	6,481,096
SJM Holdings Ltd. (a)	71,250	35,580
Wynn Macau Ltd. (a)(b)	817,200	805,754
		18,655,794
MALTA — 0.0% (e)
Catena Media PLC (a)(b)	60,932	185,683
Kindred Group PLC SDR	162,276	1,814,534
		2,000,217
MEXICO — 0.0% (e)
Borr Drilling Ltd. (a)	52,996	404,867
Fresnillo PLC	143,432	1,323,005
		1,727,872
NETHERLANDS — 4.1%
Aalberts NV	70,303	3,315,686
ABN AMRO Bank NV GDR (f)	314,094	4,989,037
Adyen NV (a)(f)	20,978	33,257,424
Aegon NV	1,109,696	4,763,441
Akzo Nobel NV	204,084	15,959,913
Argenx SE (a)	40,974	15,166,669
ASM International NV	32,278	13,041,949
ASML Holding NV	281,817	191,423,769
ASR Nederland NV	105,351	4,205,208
BE Semiconductor Industries NV	51,813	4,509,008
Euronext NV (f)	68,495	5,252,309
EXOR NV (a)	65,212	5,373,231
Fugro NV (a)	88,712	1,126,696
Heineken Holding NV	67,923	6,239,362
Heineken NV	157,494	16,950,091
IMCD NV	37,423	6,114,996
Security Description	Shares	Value
ING Groep NV	2,827,769	$ 33,579,467
Koninklijke Ahold Delhaize NV	645,765	22,093,111
Koninklijke DSM NV	140,192	16,556,269
Koninklijke KPN NV	3,306,060	11,695,124
Koninklijke Philips NV	710,780	13,001,211
Merus NV (a)(b)	79,841	1,469,074
NN Group NV	150,795	5,481,792
OCI NV	28,239	959,065
Pharming Group NV (a)(b)	319,309	424,969
PostNL NV (b)	919,814	1,671,882
Randstad NV (b)	46,938	2,784,370
SBM Offshore NV	313,433	4,656,738
Shell PLC	5,020,246	143,295,138
Shop Apotheke Europe NV (a)(f)	16,133	1,462,160
Universal Music Group NV	606,379	15,353,343
Wolters Kluwer NV	220,052	27,816,431
		633,988,933
NEW ZEALAND — 0.3%
a2 Milk Co. Ltd. (a)(b)	1,176,486	4,593,066
Air New Zealand Ltd. (a)	901,970	431,703
Auckland International Airport Ltd. (a)	421,199	2,292,651
Contact Energy Ltd.	503,405	2,437,754
Fisher & Paykel Healthcare Corp. Ltd.	496,648	8,280,895
Fletcher Building Ltd.	311,651	850,132
Goodman Property Trust REIT	1,675,035	2,242,689
Infratil Ltd.	812,641	4,677,545
Kiwi Property Group Ltd.	1,948,258	1,109,224
Meridian Energy Ltd.	905,498	2,974,255
Pushpay Holdings Ltd. (a)	350,004	304,382
Ryman Healthcare Ltd. (b)	398,946	1,310,403
Spark New Zealand Ltd.	1,376,472	4,357,619
Vital Healthcare Property Trust REIT	1,712,288	2,506,825
Xero Ltd. (a)	75,120	4,498,866
		42,868,009
NORWAY — 0.7%
Aker BP ASA	229,611	5,619,091
Aker Horizons ASA (a)	1,247	1,109
Aker Solutions ASA	100,546	365,199
ArcticZymes Technologies ASA (a)(b)	83,821	331,823
AutoStore Holdings Ltd. (a)(b)(f)	335,476	719,763
Crayon Group Holding ASA (a)(b)(f)	8,986	73,531
DNB Bank ASA	660,648	11,818,125
DNO ASA	575,147	563,994
Equinor ASA	795,816	22,697,219
Gjensidige Forsikring ASA (b)	132,575	2,168,422
IDEX Biometrics ASA (a)	1,396,145	131,775
Kahoot! ASA (a)(b)	403,444	922,985

See accompanying notes to financial statements.
38

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Leroy Seafood Group ASA	197,736	$ 1,025,204
LINK Mobility Group Holding ASA (a)(b)	193,024	155,184
Mowi ASA	248,503	4,588,945
NEL ASA (a)(b)	147,381	199,757
Nordic Semiconductor ASA (a)	445,223	6,780,520
Norsk Hydro ASA	1,454,307	10,803,400
Orkla ASA	1,053,330	7,468,685
Pexip Holding ASA (a)(b)	167,266	236,211
PGS ASA (a)	228,182	210,249
Salmar ASA	37,962	1,652,145
Schibsted ASA Class A	49,186	830,326
Schibsted ASA Class B	49,019	784,446
SpareBank 1 SR-Bank ASA	129,299	1,493,844
Storebrand ASA	805,997	6,181,329
Telenor ASA	600,276	7,032,671
TGS ASA	81,827	1,465,731
TOMRA Systems ASA	154,749	2,600,550
		98,922,233
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	6,037,866	1,338,207
EDP - Energias de Portugal SA	2,680,933	14,610,100
Galp Energia SGPS SA	301,815	3,429,906
Greenvolt-Energias Renovaveis SA (a)(b)	172,261	1,240,824
Jeronimo Martins SGPS SA	174,255	4,093,084
Mota-Engil SGPS SA	390,930	674,465
NOS SGPS SA	926,252	4,242,672
		29,629,258
SINGAPORE — 1.5%
AIMS APAC REIT	2,094,231	2,079,188
CapitaLand Ascendas REIT	1,707,734	3,673,513
CapitaLand Ascott Trust Stapled Security	2,358,626	1,765,133
Capitaland India Trust (b)	1,372,600	1,125,294
CapitaLand Integrated Commercial Trust REIT	3,666,946	5,460,910
Capitaland Investment Ltd.	3,855,046	10,670,204
CDL Hospitality Trusts Stapled Security	56,794	50,833
City Developments Ltd.	464,600	2,575,384
ComfortDelGro Corp. Ltd.	1,416,500	1,257,170
COSCO SHIPPING International Singapore Co. Ltd. (a)(b)	6,790,100	837,559
DBS Group Holdings Ltd.	1,421,689	35,286,929
Digital Core REIT Management Pte. Ltd.	3,288,400	1,463,338
ESR-LOGOS REIT (b)	5,489,522	1,341,879
Frasers Centrepoint Trust REIT	1,128,476	1,943,673
Genting Singapore Ltd.	9,534,964	8,032,161
Security Description	Shares	Value
Grab Holdings Ltd. Class A (a)(b)	1,802,542	$ 5,425,651
IGG, Inc. (a)(b)	668,000	262,096
Jardine Cycle & Carriage Ltd. (b)	143,133	3,367,455
Keppel Corp. Ltd.	2,256,875	9,556,772
Keppel Infrastructure Trust (b)	4,252,800	1,679,305
Keppel REIT	641,709	427,146
Manulife U.S. Real Estate Investment Trust	1,968,700	423,271
Mapletree Logistics Trust REIT (b)	1,730,483	2,225,660
Mapletree Pan Asia Commercial Trust REIT	1,416,400	1,917,581
Oversea-Chinese Banking Corp. Ltd.	2,093,530	19,477,993
Parkway Life Real Estate Investment Trust	503,600	1,511,311
SATS Ltd. (a)	621,350	1,303,875
Sea Ltd. ADR (a)	238,548	20,646,329
Sembcorp Industries Ltd.	664,500	2,189,094
Sembcorp Marine Ltd. (a)	42,936,567	3,842,993
Singapore Airlines Ltd. (b)	207,789	895,514
Singapore Exchange Ltd.	667,500	4,719,266
Singapore Technologies Engineering Ltd.	477,200	1,313,642
Singapore Telecommunications Ltd.	4,370,500	8,086,518
STMicroelectronics NV (b)	540,296	28,733,872
Suntec Real Estate Investment Trust	1,598,000	1,718,732
United Overseas Bank Ltd.	935,908	20,948,909
UOL Group Ltd.	469,154	2,445,367
Venture Corp. Ltd.	194,900	2,590,262
		223,271,782
SOUTH AFRICA — 0.2%
Anglo American PLC	993,691	32,903,228
SOUTH KOREA — 4.8%
Advanced Process Systems Corp.	25,243	432,399
Alteogen, Inc. (a)	64,748	1,972,008
Amorepacific Corp. (b)	21,037	2,210,594
AMOREPACIFIC Group	20,561	608,057
Anterogen Co. Ltd. (a)	3,965	67,918
Asiana Airlines, Inc. (a)	166,089	1,761,869
BGF retail Co. Ltd.	6,522	910,280
Biolog Device Co. Ltd. (a)	371,767	264,436
Bioneer Corp. (a)	22,876	761,743
BIT Computer Co. Ltd.	81,934	397,759
BNC Korea Co. Ltd. (a)	61,817	188,986
BNK Financial Group, Inc.	215,696	1,078,604
Bukwang Pharmaceutical Co. Ltd. (a)	32,532	200,162
Cellid Co. Ltd. (a)	12,416	87,742
Celltrion Healthcare Co. Ltd.	65,199	3,014,925

See accompanying notes to financial statements.
39

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Celltrion Pharm, Inc. (a)	4,367	$ 278,085
Celltrion, Inc.	84,474	9,720,171
Cheil Worldwide, Inc.	50,224	718,340
Chunbo Co. Ltd.	3,237	621,615
CJ CGV Co. Ltd. (a)	123,730	1,474,096
CJ CheilJedang Corp.	9,172	2,296,787
CJ Corp.	10,170	814,787
CJ ENM Co. Ltd. (a)	11,171	737,096
CJ Logistics Corp.	6,366	390,708
CMG Pharmaceutical Co. Ltd. (a)	131,825	208,089
Com2uSCorp	6,708	372,538
CORESTEMCHEMON, Inc. (a)	37,508	218,966
CosmoAM&T Co. Ltd. (a)	14,903	1,761,779
Coupang, Inc. (a)	759,548	12,152,768
Coway Co. Ltd.	38,444	1,550,340
CS Wind Corp.	16,221	908,331
CUROCOM Co. Ltd. (a)	75,674	25,228
Dae Han Flour Mills Co. Ltd.	28,558	3,169,821
Daewoo Engineering & Construction Co. Ltd. (a)	141,944	439,401
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	1,210	22,771
DB HiTek Co. Ltd.	27,541	1,529,527
DB Insurance Co. Ltd.	45,486	2,616,969
Delivery Hero SE (a)(f)	113,634	3,872,866
Deutsch Motors, Inc.	87,750	383,529
Devsisters Co. Ltd. (a)	14,125	613,022
DGB Financial Group, Inc.	117,988	625,354
Digitech Systems Co. Ltd. (a)(c)	19,094	—
DIO Corp. (a)	17,994	343,473
DL E&C Co. Ltd.	20,334	505,285
DL Holdings Co. Ltd.	8,813	360,820
Dongjin Semichem Co. Ltd.	24,225	614,068
Dongkuk Steel Mill Co. Ltd.	45,481	426,215
Dongsuh Cos., Inc.	35,251	531,534
Dongwon F&B Co. Ltd.	16,030	1,976,276
Dongwon Industries Co. Ltd.	92,858	3,651,980
Doosan Bobcat, Inc.	34,637	1,162,682
Doosan Enerbility Co. Ltd. (a)	245,652	3,207,807
Doosan Fuel Cell Co. Ltd. (a)	32,858	846,784
Douzone Bizon Co. Ltd.	13,730	369,656
Ecopro BM Co. Ltd. (b)	29,100	5,018,205
Ecopro Co. Ltd.	15,506	5,937,505
E-MART, Inc.	11,361	921,551
Eone Diagnomics Genome Center Co. Ltd. (a)	133,077	150,674
Eubiologics Co. Ltd. (a)	10,814	59,808
F&F Co. Ltd.	14,231	1,524,926
Fila Holdings Corp. (b)	34,605	970,221
GAEASOFT (a)	47,408	281,859
GeneOne Life Science, Inc. (a)	66,556	325,150
Genexine, Inc. (a)	19,219	182,026
Security Description	Shares	Value
Gradiant Corp.	41,565	$ 501,583
Gravity Co. Ltd. ADR (b)	1,923	111,149
Green Cross Corp.	4,303	403,577
Green Cross Holdings Corp.	25,529	302,383
GS Engineering & Construction Corp.	58,993	935,749
GS Holdings Corp.	48,169	1,494,817
GS Retail Co. Ltd.	66,797	1,454,618
Hana Financial Group, Inc.	209,080	6,536,510
Hana Tour Service, Inc. (a)(b)	61,084	2,862,176
Hancom, Inc. (a)	117,784	1,493,731
Hanjin Kal Corp.	24,977	881,586
Hankook Shell Oil Co. Ltd.	6,679	1,179,990
Hankook Tire & Technology Co. Ltd.	55,331	1,479,064
Hanmi Pharm Co. Ltd.	4,917	966,895
Hanmi Science Co. Ltd.	27,298	816,728
Hanon Systems	180,375	1,216,494
Hansol Chemical Co. Ltd.	6,420	1,181,081
Hanssem Co. Ltd.	31,369	1,226,472
Hanwha Aerospace Co. Ltd.	44,203	3,368,236
Hanwha Corp.	37,270	751,498
Hanwha Galleria Co. Ltd. (a)	84,475	138,212
Hanwha Solutions Corp. (a)	74,902	3,089,632
Harim Co. Ltd.	626,336	1,558,804
HD Hyundai Co. Ltd.	31,768	1,417,768
HDC Hyundai Engineering Plastics Co. Ltd.	621,664	2,067,677
Helixmith Co. Ltd. (a)	8,568	60,746
Hite Jinro Co. Ltd.	23,982	412,641
HL Mando Co. Ltd.	23,238	818,422
HLB Global Co. Ltd. (a)	58,307	272,310
HLB, Inc. (a)	77,191	2,060,443
HMM Co. Ltd. (b)	255,722	3,997,344
Hotel Shilla Co. Ltd.	65,586	4,105,895
HS Industries Co. Ltd.	103,364	302,506
Hucentech Co. Ltd. (a)	167,826	194,015
Hugel, Inc. (a)	4,997	490,929
Humasis Co. Ltd. (a)	96,656	337,815
Huons Co. Ltd.	53,382	1,299,850
Huons Global Co. Ltd.	31,414	475,608
HYBE Co. Ltd. (a)	13,410	1,945,807
Hyosung Advanced Materials Corp.	1,617	536,578
Hyosung TNC Corp.	1,670	568,276
Hyundai Bioland Co. Ltd.	185,361	1,694,355
Hyundai Construction Equipment Co. Ltd.	1,651	66,073
Hyundai Electric & Energy System Co. Ltd.	1,901	55,343
Hyundai Elevator Co. Ltd.	61,245	1,491,314
Hyundai Engineering & Construction Co. Ltd.	48,961	1,370,840
Hyundai Glovis Co. Ltd.	15,151	1,844,632
Hyundai Heavy Industries Co. Ltd. (a)	12,535	962,861

See accompanying notes to financial statements.
40

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hyundai Marine & Fire Insurance Co. Ltd.	75,182	$ 1,951,954
Hyundai Mipo Dockyard Co. Ltd. (a)	16,039	864,875
Hyundai Mobis Co. Ltd.	47,163	7,825,178
Hyundai Motor Co.	104,762	14,847,017
Hyundai Motor Co. Preference Shares (d)	13,864	1,020,218
Hyundai Motor Co. Preference Shares (d)	13,895	1,007,557
Hyundai Rotem Co. Ltd. (a)	50,174	994,346
Hyundai Steel Co.	58,331	1,554,776
Hyundai Wia Corp.	11,395	490,164
Icure Pharm, Inc. (a)	987,121	3,097,430
IGIS Value Plus REIT Co. Ltd.	15,414	52,570
Industrial Bank of Korea	77,503	601,283
Inscobee, Inc. (a)	40,338	43,162
Jeil Pharmaceutical Co. Ltd.	5,774	82,140
Jeju Beer Co. Ltd. (a)	212,439	285,243
Jenax, Inc. (a)(c)	19,545	—
JYP Entertainment Corp.	19,229	1,143,238
Kakao Corp.	217,670	10,215,952
Kakao Games Corp. (a)(b)	28,230	904,245
KakaoBank Corp. (b)	226,633	4,204,161
Kakaopay Corp. (a)(b)	12,150	518,908
Kangstem Biotech Co. Ltd. (a)	31,225	72,315
Kangwon Land, Inc.	58,237	890,207
KB Financial Group, Inc.	333,713	12,214,483
KCC Corp.	1,797	306,436
KCC Glass Corp.	1,410	42,944
KG Eco Technology Service Co. Ltd.	24,751	349,444
Kia Corp.	196,752	12,241,742
KineMaster Corp. (a)	17,521	103,496
KIWOOM Securities Co. Ltd.	60,351	4,682,145
KMW Co. Ltd. (a)	25,897	444,597
Koh Young Technology, Inc.	343,355	4,457,272
Korea Aerospace Industries Ltd.	50,457	1,837,125
Korea Electric Power Corp. ADR (b)	541,286	3,756,525
Korea Investment Holdings Co. Ltd.	39,307	1,660,625
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	30,415	1,810,625
Korea Zinc Co. Ltd.	9,375	3,982,314
Korean Air Lines Co. Ltd.	172,336	3,071,164
Krafton, Inc. (a)(b)	31,976	4,507,121
KT&G Corp.	76,024	4,899,500
Kumho Petrochemical Co. Ltd.	12,454	1,374,690
L&F Co. Ltd.	17,087	4,114,740
LabGenomics Co. Ltd. (a)	84,232	333,861
LEENO Industrial, Inc.	6,189	681,249
LG Chem Ltd.	33,072	18,087,540
Security Description	Shares	Value
LG Chem Ltd. Preference Shares	13,935	$ 3,323,591
LG Corp.	81,061	5,155,625
LG Display Co. Ltd. ADR (b)	394,998	2,520,087
LG Display Co. Ltd. (a)	148,621	1,875,672
LG Electronics, Inc.	85,229	7,548,415
LG Energy Solution Ltd. (a)(b)	24,299	10,900,346
LG H&H Co. Ltd.	6,730	3,101,740
LG H&H Co. Ltd. Preference Shares	1,604	304,943
LG Innotek Co. Ltd.	18,502	3,844,368
LG Uplus Corp.	157,423	1,309,591
Lotte Chemical Corp.	11,079	1,623,746
Lotte Confectionery Co. Ltd.	12,976	1,090,429
Lotte Corp.	53,766	1,187,366
Lotte Energy Materials Corp.	14,908	787,856
LOTTE Fine Chemical Co. Ltd.	11,317	507,672
Lotte Shopping Co. Ltd.	9,315	586,011
LS Corp.	19,180	1,172,737
LX Holdings Corp.	38,723	253,721
LX Semicon Co. Ltd.	7,763	667,862
ME2ON Co. Ltd. (a)	357,739	1,068,944
Medifron DBT Co. Ltd. (a)	80,412	86,660
MedPacto, Inc. (a)	14,138	208,619
Medytox, Inc.	10,823	1,841,452
Meritz Financial Group, Inc.	73,366	2,175,310
Meritz Securities Co. Ltd.	371,868	1,742,439
Mirae Asset Securities Co. Ltd.	266,422	1,322,031
Modetour Network, Inc. (a)(b)	285,269	4,042,872
mPlus Corp. (a)	103,151	993,596
Muhak Co. Ltd.	5,410	22,233
Naturecell Co. Ltd. (a)	15,359	212,361
NAVER Corp.	110,406	17,131,015
NCSoft Corp.	11,371	3,244,864
NeoPharm Co. Ltd.	4,387	61,263
Netmarble Corp. (a)(f)	43,401	2,210,306
Nexon Games Co. Ltd. (a)(b)	128,805	1,830,389
NH Investment & Securities Co. Ltd.	99,927	675,468
NHN Corp. (a)	8,738	176,525
NongShim Co. Ltd.	2,805	816,603
OCI Co. Ltd.	9,160	719,797
Orion Corp.	11,290	1,184,633
Orion Holdings Corp.	1,346	17,597
Oscotec, Inc. (a)	20,042	279,112
Ottogi Corp.	4,717	1,623,241
Pan Ocean Co. Ltd.	167,488	747,479
Pearl Abyss Corp. (a)	23,844	847,091
Pharmicell Co. Ltd. (a)	27,798	194,950
POSCO Chemical Co. Ltd.	20,687	4,330,151
POSCO Holdings, Inc. ADR (b)	257,309	17,931,864
Prostemics Co. Ltd. (a)	56,993	36,117
Rsupport Co. Ltd.	60,820	201,822

See accompanying notes to financial statements.
41

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
S-1 Corp.	25,290	$ 1,074,269
Sajo Industries Co. Ltd.	98,521	3,242,789
Samsung Biologics Co. Ltd. (a)(f)	12,517	7,576,446
Samsung C&T Corp.	63,498	5,277,477
Samsung Electro-Mechanics Co. Ltd.	38,094	4,468,221
Samsung Electronics Co. Ltd. GDR	142,668	175,267,638
Samsung Electronics Co. Ltd. Preference Shares	477,169	19,756,046
Samsung Engineering Co. Ltd. (a)	87,059	2,119,883
Samsung Fire & Marine Insurance Co. Ltd.	23,006	3,640,386
Samsung Heavy Industries Co. Ltd. (a)	514,847	2,044,597
Samsung Life Insurance Co. Ltd.	56,398	2,720,586
Samsung SDI Co. Ltd.	40,797	23,033,218
Samsung SDS Co. Ltd.	25,385	2,261,904
Samsung Securities Co. Ltd.	67,381	1,640,725
SD Biosensor, Inc.	21,819	353,636
SDN Co. Ltd. (a)	409,858	670,582
Seegene, Inc.	27,246	519,031
Seoulin Bioscience Co. Ltd.	38,217	356,381
Shin Poong Pharmaceutical Co. Ltd. (a)	17,233	238,404
Shinhan Financial Group Co. Ltd.	360,052	9,776,732
Shinsegae Food Co. Ltd.	39,827	1,373,609
Shinsegae, Inc.	6,720	1,112,386
SK Biopharmaceuticals Co. Ltd. (a)	13,856	673,722
SK Bioscience Co. Ltd. (a)(b)	13,761	762,122
SK Chemicals Co. Ltd.	7,447	426,164
SK Hynix, Inc.	394,984	26,881,424
SK IE Technology Co. Ltd. (a)(f)	14,756	807,026
SK Innovation Co. Ltd. (a)	47,264	6,509,533
SK, Inc.	27,536	3,648,623
SKC Co. Ltd.	13,847	1,215,741
SM Entertainment Co. Ltd. (b)	13,608	974,203
S-Oil Corp.	27,981	1,721,610
Solus Advanced Materials Co. Ltd.	11,252	406,225
T&R Biofab Co. Ltd. (a)	24,514	265,316
Taihan Electric Wire Co. Ltd. (a)	520,066	603,218
Wemade Co. Ltd. (b)	19,307	744,488
Wemade Play Co. Ltd. (a)	15,684	194,085
WONIK IPS Co. Ltd.	23,245	625,830
Wonpung Mulsan Co. Ltd. (a)	39,070	24,519
Woori Financial Group, Inc.	470,213	4,121,159
Woosu AMS Co. Ltd. (a)	467,291	1,101,958
XIILab Co. Ltd. (a)	27,994	414,153
Security Description	Shares	Value
Youlchon Chemical Co. Ltd.	89,743	$ 2,798,760
Yuhan Corp.	38,068	1,479,618
Yungjin Pharmaceutical Co. Ltd. (a)	55,524	125,178
		732,064,784
SPAIN — 2.0%
Abertis Infraestructuras SA (a)	1,256	4,094
Acciona SA	18,820	3,776,559
Acerinox SA	198,258	2,040,675
ACS Actividades de Construccion y Servicios SA	202,351	6,452,428
Aedas Homes SA (f)	16,055	227,107
Aena SME SA (a)(f)	50,418	8,156,240
Almirall SA	108,349	1,012,356
Amadeus IT Group SA (a)	324,710	21,752,486
Amper SA (a)(b)	4,171,825	693,469
Applus Services SA	168,004	1,313,289
Atlantica Sustainable Infrastructure PLC	65,034	1,922,405
Atresmedia Corp. de Medios de Comunicacion SA	165,145	623,311
Audax Renovables SA (a)(b)	393,921	489,604
Banco Bilbao Vizcaya Argentaria SA (b)	3,242,458	23,148,110
Banco de Sabadell SA	3,375,024	3,625,726
Banco Santander SA	9,038,364	33,642,394
Bankinter SA (b)	595,452	3,380,850
Befesa SA (f)	44,035	1,995,961
CaixaBank SA	3,074,112	11,970,089
Cellnex Telecom SA (a)(f)	306,706	11,915,972
Cia de Distribucion Integral Logista Holdings SA	86,844	2,170,088
CIE Automotive SA	39,507	1,137,443
Construcciones y Auxiliar de Ferrocarriles SA	31,424	873,999
Deoleo SA (a)(b)	4,783,526	1,252,492
Distribuidora Internacional de Alimentacion SA (a)	12,276,274	197,396
eDreams ODIGEO SA (a)	200,888	1,235,322
Ence Energia y Celulosa SA	331,746	1,236,259
Endesa SA	221,944	4,822,621
Ercros SA	73,885	349,586
Faes Farma SA	238,670	816,804
Ferrovial SA	293,274	8,631,619
Fluidra SA (b)	73,991	1,301,474
Fomento de Construcciones y Contratas SA	77,594	758,718
Gestamp Automocion SA (f)	122,170	553,756
Global Dominion Access SA (f)	79,840	313,139
Grenergy Renovables SA (a)	36,370	1,107,187
Grifols SA (a)(b)	297,574	2,944,610
Grifols SA ADR (a)	183,720	1,354,016
Grupo Ezentis SA (a)(b)	1,431,011	138,992

See accompanying notes to financial statements.
42

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Iberdrola SA	4,016,060	$ 50,111,903
Indra Sistemas SA	362,902	4,908,722
Industria de Diseno Textil SA	781,967	26,251,650
Inmobiliaria Colonial Socimi SA REIT	212,131	1,342,486
Laboratorios Farmaceuticos Rovi SA	29,250	1,222,843
Lar Espana Real Estate Socimi SA REIT	168,003	898,945
Let's GOWEX SA (a)(b)(c)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	592,905	639,330
Mapfre SA	697,955	1,408,909
Mediaset Espana Comunicacion SA (a)	147,001	480,725
Melia Hotels International SA (a)(b)	77,573	501,461
Merlin Properties Socimi SA REIT	228,289	1,999,078
Metrovacesa SA (a)(b)(f)	1,427	11,163
Miquel y Costas & Miquel SA	48,017	633,320
Neinor Homes SA (f)	63,377	623,835
Obrascon Huarte Lain SA (a)(b)	1,292,003	743,257
Oryzon Genomics SA (a)	95,763	233,053
Pharma Mar SA (b)	37,318	1,792,862
Prosegur Cash SA (b)(f)	1,144,526	877,890
Prosegur Cia de Seguridad SA	192,212	382,365
Red Electrica Corp. SA	314,785	5,540,370
Repsol SA	1,256,558	19,365,182
Sacyr SA	476,158	1,531,273
Solaria Energia y Medio Ambiente SA (a)	87,044	1,570,317
Soltec Power Holdings SA (a)	96,229	635,129
Talgo SA (b)(f)	62,394	211,837
Tecnicas Reunidas SA (a)	75,970	833,630
Telefonica SA	2,696,625	11,639,889
Tubacex SA (a)	556,749	1,472,883
Unicaja Banco SA (b)(f)	2,632,119	2,825,350
Viscofan SA	30,295	2,172,324
		312,200,627
SWEDEN — 2.9%
AAK AB	122,995	2,225,156
Acast AB (a)	88,602	59,811
Acconeer AB (a)	54,845	203,628
Acuvi AB Class B (a)	175	258
AFRY AB	103,086	1,856,026
Alfa Laval AB	374,270	13,343,647
Arise AB (a)	36,038	191,145
Arjo AB Class B	53,759	209,757
Assa Abloy AB Class B	718,818	17,212,175
Atlas Copco AB Class A	1,784,932	22,642,251
Atlas Copco AB Class B	1,136,696	13,064,350
Atrium Ljungberg AB Class B	41,354	673,976
Security Description	Shares	Value
Beijer Alma AB (b)	63,037	$ 1,255,324
Beijer Ref AB (b)	197,379	3,458,565
BHG Group AB (a)(b)	146,239	134,893
BICO Group AB (a)(b)	78,397	409,618
Bilia AB Class A	218,722	2,699,868
Billerud AB	153,842	1,580,769
BioInvent International AB (a)	28,952	83,202
Biotage AB	42,344	539,838
Boliden AB	193,213	7,598,426
BoneSupport Holding AB (a)(f)	74,709	601,588
Boozt AB (a)(b)(f)	47,195	574,830
Bravida Holding AB (f)	141,715	1,596,242
Brighter AB (a)	1,979,850	3,227
Bure Equity AB	59,516	1,417,656
Byggfakta Group Nordic Holdco AB (a)	27,974	98,250
Camurus AB (a)	24,336	514,904
Cantargia AB (a)	174,592	114,071
Castellum AB (b)	238,548	2,769,761
Catena AB	34,042	1,260,626
CDON AB (a)(b)	14,455	236,420
Cell Impact AB (a)	254,629	223,946
Cellavision AB	4,281	76,376
Cibus Nordic Real Estate AB (b)	60,541	632,293
Cint Group AB (a)	181,903	247,518
Ctek AB (a)(b)	54,161	125,145
DIAMYD MEDICAL AB (a)	203,565	287,006
Dometic Group AB (b)(f)	209,583	1,274,934
Electrolux AB Class B	350,569	4,257,046
Electrolux Professional AB Class B	237,059	1,239,070
Elekta AB Class B (b)	188,744	1,439,395
Embracer Group AB (a)	237,213	1,108,796
Enad Global 7 AB (a)	92,030	242,288
Epiroc AB Class A	463,509	9,199,064
Epiroc AB Class B	284,097	4,834,242
EQT AB	357,863	7,268,006
Essity AB Class B	430,430	12,303,278
Evolution AB (f)	161,154	21,574,126
Expres2ion Biotech Holding AB Class A (a)	292,980	149,604
Fabege AB	198,129	1,521,284
Fastighets AB Balder Class B (a)	504,458	2,068,027
G5 Entertainment AB (b)	12,454	257,258
Genovis AB (a)	217,584	1,391,171
Getinge AB Class B	72,578	1,768,684
H & M Hennes & Mauritz AB Class B (b)	739,785	10,545,783
Hansa Biopharma AB (a)	102,094	504,585
Hemnet Group AB	48,117	810,183
Hexagon AB Class B	1,317,972	15,105,860
Hexatronic Group AB	216,052	2,458,558
Hexpol AB	226,373	2,805,226
HMS Networks AB	37,320	1,523,816

See accompanying notes to financial statements.
43

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Holmen AB Class B (b)	70,401	$ 2,710,251
Hufvudstaden AB Class A	128,488	1,743,399
Husqvarna AB Class B (b)	298,488	2,586,049
Industrivarden AB Class A	157,668	4,252,811
Industrivarden AB Class C (b)	119,020	3,204,612
Indutrade AB (b)	189,542	4,023,144
Instalco AB	246,863	1,189,850
Intervacc AB (a)	24,229	24,300
Intrum AB (b)	51,773	557,445
Investment AB Latour Class B	86,993	1,766,781
Investor AB Class B	1,135,329	22,559,758
INVISIO AB	23,747	488,930
JM AB (b)	58,598	970,836
Kancera AB (a)(b)	246,620	81,457
Kinnevik AB Class B (a)	233,194	3,474,449
KNOW IT AB	277,718	5,527,819
L E Lundbergforetagen AB Class B	51,789	2,340,845
Lindab International AB	22,187	339,345
Loomis AB	51,683	1,769,360
Maha Energy AB (a)(b)	169,103	161,446
Medicover AB Class B	8,893	144,078
MGI Media & Games Invest SE (a)	182,507	246,404
MGI Media & Games Invest SE (a)	780	1,066
MIPS AB (b)	26,633	1,344,807
Modern Times Group MTG AB Class B (a)	132,026	958,471
Mycronic AB	80,554	1,979,368
NCC AB Class B (b)	102,715	910,310
Net Insight AB Class B (a)	594,215	332,935
Nibe Industrier AB Class B	1,093,091	12,417,715
Nolato AB Class B	230,277	1,166,980
Nyfosa AB	202,119	1,403,394
Oncopeptides AB (a)(f)	350,782	373,462
Orron Energy ab	165,033	216,287
Pandox AB (a)	53,553	668,280
Peab AB Class B	216,338	1,081,737
PowerCell Sweden AB (a)	37,525	425,024
Rvrc Holding AB	22,526	70,514
Saab AB Class B	71,007	4,320,864
Sagax AB Class B	171,177	3,942,029
Samhallsbyggnadsbolaget i Norden AB (b)	591,284	806,280
Sandvik AB	944,204	20,013,987
Scandinavian Enviro Systems AB (a)	745,379	125,936
Sectra AB Class B (a)	146,645	2,292,966
Securitas AB Class B (b)	358,722	3,192,315
Sedana Medical AB (a)(b)	173,238	357,183
Skandinaviska Enskilda Banken AB Class A (a)(b)	1,260,283	13,897,745
Skanska AB Class B (b)	289,827	4,431,443
SKF AB Class B (b)	265,208	5,217,433
SSAB AB Class A	262,074	1,931,900
Security Description	Shares	Value
SSAB AB Class B	444,474	$ 3,168,461
Stillfront Group AB (a)	359,205	694,539
Storskogen Group AB Class B	427,088	355,524
Svenska Cellulosa AB SCA Class B (b)	357,895	4,709,440
Svenska Handelsbanken AB Class A	1,079,490	9,352,516
Swedbank AB Class A	630,412	10,344,191
SwedenCare AB (b)	136,763	335,921
Swedish Orphan Biovitrum AB (a)	159,449	3,713,462
Tele2 AB Class B	620,914	6,182,464
Telefonaktiebolaget LM Ericsson Class B (b)	2,326,803	13,597,915
Telia Co. AB	1,043,295	2,653,123
Tethys Oil AB	223,593	1,179,467
Thule Group AB (f)	64,493	1,584,096
Trelleborg AB Class B	176,338	5,014,883
Truecaller AB Class B (a)(b)	264,526	777,286
Viaplay Group AB Class B (a)	11,319	287,736
Vicore Pharma Holding AB (a)	136,888	242,370
Vimian Group AB (a)(b)	74,169	234,461
Vitec Software Group AB Class B	12,648	650,723
Vitrolife AB	72,412	1,502,771
Volvo AB Class A	148,899	3,202,114
Volvo AB Class B	1,112,291	22,938,645
Volvo Car AB Class B (a)	80,327	350,100
Wallenstam AB Class B (b)	296,741	1,123,487
Wihlborgs Fastigheter AB	186,505	1,427,176
Xbrane Biopharma AB (a)	86,870	719,620
Xvivo Perfusion AB (a)	9,263	217,962
		446,477,079
SWITZERLAND — 5.0%
ABB Ltd.	1,452,773	49,886,146
Accelleron Industries AG (a)	72,495	1,716,454
Adecco Group AG	216,924	7,871,524
Alcon, Inc.	373,059	26,421,014
ALSO Holding AG	4,586	931,708
Aryzta AG (a)	289,933	491,923
Ascom Holding AG (b)	22,975	202,702
Bachem Holding AG Class B	22,782	2,279,322
Baloise Holding AG	35,078	5,467,798
Barry Callebaut AG	2,035	4,319,266
Belimo Holding AG	3,279	1,582,879
BKW AG	13,964	2,198,044
Bucher Industries AG	4,690	2,194,194
Cembra Money Bank AG	19,122	1,503,930
Chocoladefabriken Lindt & Spruengli AG (d)	1,124	13,287,943
Chocoladefabriken Lindt & Spruengli AG (d)	12	1,418,642
Cie Financiere Richemont SA Class A	378,912	60,514,762

See accompanying notes to financial statements.
44

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Clariant AG (a)	207,317	$ 3,428,997
Comet Holding AG (b)	32,424	8,979,555
Credit Suisse Group AG (b)	1,733,527	1,560,943
Daetwyler Holding AG Bearer Shares	4,948	1,019,335
DKSH Holding AG	21,912	1,766,536
dormakaba Holding AG	2,000	854,907
Dufry AG (a)	33,472	1,487,929
EMS-Chemie Holding AG	4,716	3,892,358
Flughafen Zurich AG (a)	14,038	2,573,877
Forbo Holding AG	357	516,615
Galenica AG (f)	34,913	2,956,073
Geberit AG	28,182	15,708,253
Georg Fischer AG	47,760	3,706,621
Givaudan SA	6,764	22,012,339
Helvetia Holding AG	23,289	3,247,790
Idorsia Ltd. (a)(b)	70,569	774,015
Inficon Holding AG	1,572	1,698,390
Interroll Holding AG	220	791,090
IWG PLC (a)	493,677	1,003,814
Julius Baer Group Ltd.	211,364	14,418,701
Kuehne & Nagel International AG	52,383	15,590,759
Leonteq AG	32,954	1,839,696
Logitech International SA	122,039	7,093,504
Lonza Group AG	49,101	29,421,364
Medartis Holding AG (a)(f)	2,663	208,131
Medmix AG (f)	53,559	1,118,610
Meyer Burger Technology AG (a)	350,353	246,595
Mobimo Holding AG	4,675	1,217,941
Molecular Partners AG (a)	93,260	554,323
Novartis AG	1,592,477	146,008,290
OC Oerlikon Corp. AG	134,600	759,524
On Holding AG Class A (a)	159,206	4,940,162
Partners Group Holding AG	14,036	13,164,079
PSP Swiss Property AG	28,212	3,211,699
Schindler Holding AG (d)	32,860	7,269,450
Schindler Holding AG (d)	16,229	3,428,599
Schweiter Technologies AG Bearer Shares	317	240,123
SFS Group AG	12,092	1,567,175
SGS SA	4,645	10,225,051
SIG Group AG (a)	279,090	7,185,372
Sika AG	122,973	34,392,865
Sonova Holding AG	39,979	11,754,539
St Galler Kantonalbank AG Class A	1,960	1,056,647
Straumann Holding AG (b)	70,770	10,562,629
Sulzer AG	54,785	4,644,626
Swatch Group AG Bearer Shares	21,584	7,404,549
Swatch Group AG	42,334	2,678,458
Swiss Life Holding AG	23,489	14,480,877
Swiss Prime Site AG	51,607	4,296,111
Swisscom AG	18,779	11,988,301
Tecan Group AG	4,383	1,915,269
Security Description	Shares	Value
Temenos AG	70,362	$ 4,873,852
u-blox Holding AG (a)	11,549	1,615,634
UBS Group AG	2,452,172	51,778,663
Valiant Holding AG	11,216	1,205,639
VAT Group AG (b)(f)	18,559	6,667,466
Vontobel Holding AG	19,199	1,246,238
VZ Holding AG	9,838	806,596
Wizz Air Holdings PLC (a)(f)	60,757	2,233,407
Zur Rose Group AG (a)(b)	6,126	282,847
Zurich Insurance Group AG	112,212	53,763,004
		759,625,053
TURKEY — 0.0% (e)
Eldorado Gold Corp. (a)	75,115	777,042
UNITED KINGDOM — 9.7%
3i Group PLC	696,097	14,502,613
Abcam PLC ADR (a)	217,400	2,926,204
abrdn PLC (b)	2,660,710	6,694,814
Admiral Group PLC	176,950	4,458,937
AO World PLC (a)	225,775	180,058
Argo Blockchain PLC (a)(b)	696,585	120,581
Ashtead Group PLC	317,441	19,460,147
Associated British Foods PLC	258,651	6,204,295
Aston Martin Lagonda Global Holdings PLC (a)(b)(f)	732,158	2,066,747
AstraZeneca PLC	1,074,454	149,218,098
Auto Trader Group PLC (f)	539,253	4,108,571
Aviva PLC	1,683,402	8,413,191
Avon Rubber PLC	195,645	2,241,252
B&M European Value Retail SA	560,840	3,343,126
Babcock International Group PLC (a)	374,442	1,383,381
BAE Systems PLC	2,263,268	27,497,254
Balfour Beatty PLC	1,942,668	8,945,092
Barclays PLC	10,179,442	18,350,930
Barratt Developments PLC	1,164,752	6,718,336
Beazley PLC	381,936	2,821,663
Bellway PLC	72,600	1,981,142
Berkeley Group Holdings PLC	71,229	3,696,344
Big Yellow Group PLC REIT	201,965	2,919,223
Bodycote PLC	151,667	1,223,625
BP PLC	13,917,727	87,901,397
British American Tobacco PLC	1,596,091	56,056,893
British Land Co. PLC REIT	1,250,455	5,995,873
Britvic PLC	155,682	1,715,113
BT Group PLC (b)	6,826,495	12,306,424
Bunzl PLC	240,291	9,082,586
Burberry Group PLC	396,967	12,692,860
Capita PLC (a)	1,677,892	759,314
Capricorn Energy PLC (a)(b)	266,691	769,637
Cazoo Group Ltd. (a)	1,956	4,870
Centrica PLC	4,942,755	6,481,214
CK Hutchison Holdings Ltd.	1,395,500	8,657,488

See accompanying notes to financial statements.
45

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Clarkson PLC	71,087	$ 2,715,972
Close Brothers Group PLC	108,141	1,204,736
CNH Industrial NV	719,748	11,010,140
Coca-Cola Europacific Partners PLC	167,012	9,885,440
Compass Group PLC	1,209,806	30,410,929
ConvaTec Group PLC (f)	1,120,474	3,167,048
Croda International PLC	93,898	7,544,190
Currys PLC	734,514	533,562
Darktrace PLC (a)(b)	283,531	903,424
DCC PLC	61,189	3,569,504
Dechra Pharmaceuticals PLC	91,210	2,988,580
Derwent London PLC REIT	81,787	2,384,540
DEV Clever Holdings PLC (a)(b)(c)	3,498,648	973,328
Diageo PLC	1,560,363	69,725,296
Diploma PLC	86,509	3,005,690
Direct Line Insurance Group PLC	1,035,942	1,761,224
Drax Group PLC	277,746	2,086,271
DS Smith PLC	495,653	1,927,414
easyJet PLC (a)	301,009	1,929,395
Endava PLC ADR (a)	39,874	2,678,735
EnQuest PLC (a)	9,659,140	2,211,852
Entain PLC	395,910	6,150,856
Farfetch Ltd. Class A (a)(b)	195,218	958,520
Firstgroup PLC (b)	714,999	918,539
Frasers Group PLC (a)	112,579	1,081,571
Future PLC	80,754	1,157,242
Games Workshop Group PLC	23,086	2,751,708
Genuit Group PLC	151,673	523,226
Genus PLC	45,541	1,618,326
Global Ship Lease, Inc. Class A	222,200	4,164,028
Grafton Group PLC CDI	157,495	1,724,571
Great Portland Estates PLC REIT	204,039	1,279,080
Gym Group PLC (a)(b)(f)	680,757	776,068
Halma PLC	274,214	7,557,467
Hammerson PLC REIT (b)	2,928,394	944,670
Hargreaves Lansdown PLC	141,847	1,402,042
Hays PLC	1,000,518	1,379,356
Hiscox Ltd.	212,009	2,907,116
Howden Joinery Group PLC	429,567	3,707,344
HSBC Holdings PLC	13,986,862	95,065,427
IG Group Holdings PLC	261,285	2,256,615
IMI PLC	167,011	3,167,722
Immunocore Holdings PLC ADR (a)(b)	39,166	1,936,367
Impact Healthcare REIT PLC	263,025	299,850
Imperial Brands PLC	691,306	15,932,826
Inchcape PLC	299,882	2,871,762
Indivior PLC (a)	116,518	1,995,351
Informa PLC	860,295	7,367,268
IntegraFin Holdings PLC	151,667	510,078
Security Description	Shares	Value
InterContinental Hotels Group PLC	142,726	$ 9,374,276
Intermediate Capital Group PLC	213,597	3,214,122
International Consolidated Airlines Group SA (a)(b)	489,206	913,246
International Distributions Services PLC	327,893	910,581
Intertek Group PLC	121,039	6,065,666
Investec PLC	408,100	2,268,660
ITV PLC	2,627,416	2,689,898
J Sainsbury PLC	1,768,497	6,094,216
JD Sports Fashion PLC	1,491,702	3,278,448
John Wood Group PLC (a)	750,446	1,855,778
Johnson Matthey PLC	143,040	3,508,054
Jupiter Fund Management PLC	602,209	1,008,935
Just Eat Takeaway.com NV (a)(f)	42,641	813,734
Keller Group PLC	72,449	608,245
Kingfisher PLC	2,809,754	9,074,403
Lancashire Holdings Ltd.	143,086	977,476
Land Securities Group PLC REIT	885,408	6,800,666
Legal & General Group PLC	4,239,069	12,521,698
Lloyds Banking Group PLC	50,279,287	29,638,512
London Stock Exchange Group PLC	223,479	21,740,906
LondonMetric Property PLC REIT	509,439	1,106,097
M&G PLC	1,830,342	4,480,990
Man Group PLC	1,977,301	5,755,139
Marks & Spencer Group PLC (a)	2,165,572	4,471,628
Marshalls PLC	221,555	857,985
Melrose Industries PLC	3,002,281	6,180,764
Moneysupermarket.com Group PLC	597,454	1,839,418
National Express Group PLC (a)	455,403	685,272
National Grid PLC	2,778,267	37,666,841
NatWest Group PLC	2,986,525	9,733,928
NewRiver REIT PLC (b)	806,634	786,919
Next PLC	153,032	12,435,303
Ninety One PLC	260,330	596,131
Nomad Foods Ltd. (a)	105,563	1,978,251
Ocado Group PLC (a)(b)	334,577	2,213,229
Oxford Nanopore Technologies PLC (a)(b)	777,077	2,137,818
Pearson PLC	855,402	8,930,897
Pennon Group PLC	199,010	2,150,616
Pensana PLC (a)	93,940	45,532
Persimmon PLC	90,646	1,407,715
Petrofac Ltd. (a)(b)	214,106	208,476
Phoenix Group Holdings PLC	402,691	2,720,566
Playtech PLC (a)	350,580	2,284,411
Quilter PLC (f)	1,447,341	1,507,887

See accompanying notes to financial statements.
46

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Reckitt Benckiser Group PLC	514,356	$ 39,163,371
Redrow PLC	147,442	868,135
RELX PLC (d)	902,970	29,229,376
RELX PLC (d)	429,494	13,900,720
Rentokil Initial PLC	1,326,066	9,699,959
Restaurant Group PLC (a)	2,256,579	1,136,148
Rightmove PLC	731,125	5,089,517
Rolls-Royce Holdings PLC (a)	6,628,642	12,213,656
Rotork PLC	784,854	3,054,922
RS GROUP PLC	397,581	4,493,124
S4 Capital PLC (a)	127,827	256,992
Sage Group PLC	804,485	7,708,968
Schroders PLC	482,127	2,742,179
Segro PLC REIT	709,102	6,730,080
Serco Group PLC	1,298,326	2,462,554
Severn Trent PLC	171,622	6,109,296
Shaftesbury Capital PLC REIT (b)	1,289,422	1,828,669
Smith & Nephew PLC	686,058	9,517,662
Smiths Group PLC	408,911	8,678,590
Spectris PLC	88,650	4,010,677
Spirax-Sarco Engineering PLC	51,761	7,587,187
Spirent Communications PLC	576,885	1,236,131
SSE PLC	958,389	21,365,552
SSP Group PLC (a)	467,697	1,423,157
St. James's Place PLC	375,056	5,615,867
Standard Chartered PLC	2,085,730	15,839,610
Subsea 7 SA	181,016	2,141,475
Supermarket Income REIT PLC	1,763,490	1,888,285
Tate & Lyle PLC	559,611	5,428,891
Taylor Wimpey PLC	1,766,754	2,598,466
Telecom Plus PLC	44,449	1,038,724
Tesco PLC	5,006,637	16,448,043
THG PLC (a)(b)	533,173	444,988
Tiziana Life Sciences Ltd. (a)(b)	265,000	291,500
TP ICAP Group PLC	586,962	1,307,074
Trainline PLC (a)(f)	202,523	623,019
Travis Perkins PLC	102,221	1,208,805
Tritax Big Box REIT PLC	1,559,105	2,696,930
Trustpilot Group PLC (a)(b)(f)	393,454	431,027
Unilever PLC (d)	1,808,572	93,697,155
Unilever PLC (d)	26,730	1,384,956
UNITE Group PLC REIT	190,097	2,255,261
United Utilities Group PLC	509,182	6,673,528
Vanquis Banking Group PLC	79,741	233,869
Victrex PLC	67,835	1,336,122
Virgin Money U.K. PLC CDI	534,079	951,481
Vodafone Group PLC	20,009,342	22,093,313
Weir Group PLC	83,258	1,913,736
WH Smith PLC	77,199	1,427,018
Whitbread PLC	198,293	7,323,508
Wickes Group PLC	114,694	195,986
Security Description	Shares	Value
Wise PLC Class A (a)	331,475	$ 2,228,777
Workspace Group PLC REIT	169,612	916,043
WPP PLC	962,543	11,408,647
		1,485,009,618
UNITED STATES — 5.8%
Access Bio, Inc.	34,817	238,024
Accustem Sciences, Inc. (a)	11	11
Adaptimmune Therapeutics PLC ADR (a)	203,565	221,886
Argonaut Gold, Inc. (a)	252,023	117,320
Bausch Health Cos., Inc. (a)(b)	242,457	1,961,728
Brookfield Renewable Corp. Class A (b)	135,706	4,738,956
Carnival PLC (a)(b)	230,319	2,090,840
Computershare Ltd.	391,376	5,659,260
Constellium SE (a)	58,491	893,742
CSL Ltd.	342,134	66,062,306
CyberArk Software Ltd. (a)	44,035	6,516,299
Energy Fuels, Inc. (a)	20,733	115,511
Experian PLC	801,145	26,349,316
Fiverr International Ltd. (a)	15,811	552,120
Flex Ltd. (a)	621,969	14,311,507
Globant SA (a)	28,645	4,698,066
GSK PLC	2,815,739	49,750,930
Haleon PLC	3,519,627	14,012,934
Hecla Mining Co. (b)	16,668	105,508
Holcim AG (a)(d)	440,342	28,390,503
ICON PLC (a)	44,313	9,464,814
Inmode Ltd. (a)	23,070	737,317
International Game Technology PLC (b)	75,220	2,015,896
James Hardie Industries PLC CDI	302,243	6,443,261
Monday.com Ltd. (a)	24,854	3,547,909
Nestle SA	1,886,337	230,147,361
Nitro Software Ltd. (a)	516,363	757,377
Nordic American Tankers Ltd. (b)	283,507	1,122,688
PolyPeptide Group AG (a)(b)(f)	12,860	260,564
QIAGEN NV (a)	167,105	7,608,811
REC Silicon ASA (a)(b)	536,020	888,752
RHI Magnesita NV	24,026	665,436
Roche Holding AG Bearer Shares	1	301
Roche Holding AG	505,921	144,513,256
Sanofi	814,214	88,672,577
Schneider Electric SE (d)	407,530	68,043,500
Schneider Electric SE (d)	2,000	332,058
Signify NV (f)	105,370	3,507,643
Sinch AB (a)(b)(f)	444,070	1,193,945
Spotify Technology SA (a)	82,908	11,078,167
Stellantis NV (d)	755,196	13,725,033
Stellantis NV (b)(d)	771,831	14,034,068
Stratasys Ltd. (a)	32,979	545,143

See accompanying notes to financial statements.
47

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Swiss Re AG	190,421	$ 19,560,075
Tenaris SA	270,167	3,845,150
UroGen Pharma Ltd. (a)(b)	99,536	919,713
Waste Connections, Inc. (b)	185,759	25,818,353
Zymeworks, Inc. (a)	25,648	231,858
		886,467,793
ZAMBIA — 0.1%
First Quantum Minerals Ltd.	415,026	9,528,103
TOTAL COMMON STOCKS (Cost $14,420,401,231)		15,133,143,257

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (a)	37,441	4,799,977
RIGHTS — 0.0% (e)
CANADA — 0.0% (e)
Pan American Silver Corp. (a)(d)	32,412	17,827
SWEDEN — 0.0% (e)
Expres2ion Biotech Holding AB (expiring 04/13/23) (a)	292,980	1,554
TOTAL RIGHTS (Cost $14,245)		19,381
WARRANTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
PointsBet Holdings Ltd. (expiring 07/08/24) (a)	23,421	—
FRANCE — 0.0% (e)
Vantiva SA (expiring 09/22/24) (a)(b)	7,094	146
TOTAL WARRANTS (Cost $0)		146
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g)(h)	8,900,415	8,901,305
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i)(j)	664,126,808	$ 664,126,808
TOTAL SHORT-TERM INVESTMENTS (Cost $673,028,859)		673,028,113
TOTAL INVESTMENTS — 103.3% (Cost $15,097,544,355)		15,810,990,874
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(497,962,351)
NET ASSETS — 100.0%		$15,313,028,523
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the security is $1,343,253, representing 0.01% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	720	06/16/2023	$73,712,073	$75,474,000	$1,761,927

During the period ended March 31, 2023, average notional value related to futures contracts was $73,066,571.
See accompanying notes to financial statements.
48

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,130,748,263	$1,051,741	$1,343,253	$15,133,143,257
Preferred Stocks	4,799,977	—	—	4,799,977
Rights	19,381	—	—	19,381
Warrants	146	—	—	146
Short-Term Investments	673,028,113	—	—	673,028,113
TOTAL INVESTMENTS	$15,808,595,880	$1,051,741	$1,343,253	$15,810,990,874
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 1,761,927	$ —	$ —	$ 1,761,927
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$15,810,357,807	$1,051,741	$1,343,253	$15,812,752,801
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	17.4%
Industrials	16.4
Consumer Discretionary	11.6
Health Care	10.8
Information Technology	9.4
Consumer Staples	8.8
Materials	8.5
Energy	5.3
Communication Services	4.6
Utilities	3.1
Real Estate	3.0
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,175,127	$ 5,176,162	$ 415,236,847	$ 411,508,511	$(2,447)	$(746)	8,900,415	$ 8,901,305	$ 950,143
State Street Navigator Securities Lending Portfolio II	327,294,380	327,294,380	1,785,730,352	1,448,897,924	—	—	664,126,808	664,126,808	2,398,564
Total		$332,470,542	$2,200,967,199	$1,860,406,435	$(2,447)	$(746)		$ 673,028,113	$3,348,707
See accompanying notes to financial statements.
49

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 0.2%
AngloGold Ashanti Ltd.	470,492	$ 11,439,777
BRAZIL — 5.4%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (a)	105,455	24,543
Afya Ltd. Class A (a)(b)	15,780	176,105
Aliansce Sonae Shopping Centers SA	619,675	2,151,032
Ambev SA ADR	4,897,634	13,811,328
Americanas SA (a)	13,454	2,654
Anima Holding SA (a)	125,975	62,363
Arco Platform Ltd. Class A (a)(b)	14,127	154,832
Atacadao SA	24,387	59,594
Auren Energia SA	109,423	316,599
Azul SA Preference Shares (a)	149,036	353,612
B3 SA - Brasil Bolsa Balcao	7,036,401	14,363,542
Banco Bradesco SA ADR (a)(b)	6,434,976	16,859,637
Banco Bradesco SA	905,206	2,115,614
Banco BTG Pactual SA	852,949	3,305,645
Banco do Brasil SA	1,373,706	10,596,251
Banco Pan SA Preference Shares	582,642	586,061
Banco Santander Brasil SA	59,534	314,681
BB Seguridade Participacoes SA	815,488	5,228,838
Boa Vista Servicos SA	43,686	65,052
Bradespar SA Preference Shares	593,672	3,140,335
Braskem SA Class A, ADR (b)	189,583	1,459,789
BRF SA ADR (a)(b)	836,142	1,070,262
CCR SA	818,772	2,067,015
Centrais Eletricas Brasileiras SA ADR (b)	1,086,682	7,204,702
CI&T, Inc. Class A (a)(b)	27,983	154,186
Cia Brasileira de Aluminio	928	1,387
Cia Brasileira de Distribuicao ADR (b)	364,054	1,070,319
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	721,854	7,205,371
Cia Energetica de Minas Gerais ADR (b)	3,198,181	7,163,925
Cia Siderurgica Nacional SA ADR (b)	977,921	3,002,217
Cielo SA	1,712,440	1,638,052
Clear Sale SA (a)	44,902	50,125
Cogna Educacao SA (a)	2,032,140	749,490
Construtora Tenda SA (a)	1,701	1,607
Cosan SA	1,265,977	3,767,781
Cosan SA ADR (b)	49,850	589,227
Security Description	Shares	Value
CVC Brasil Operadora e Agencia de Viagens SA (a)	103,719	$ 63,619
Cyrela Brazil Realty SA Empreendimentos e Participacoes	710,511	1,973,077
Desktop - Sigmanet Comunicacao Multimidia S.A (c)	1,209	2,148
Dexco SA	781,121	905,871
Embraer SA (a)	1,175,823	4,821,332
Eneva SA (a)	1,448,699	2,991,545
Engie Brasil Energia SA	128,426	1,017,479
Equatorial Energia SA	496,421	2,639,615
Eternit SA	9,061	16,727
Gafisa SA (a)	5,541	6,546
Gerdau SA ADR	1,586,405	7,820,977
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	27,766	36,581
GRUPO DE MODA SOMA SA	173,173	276,995
Grupo SBF SA	39,754	65,077
Hapvida Participacoes e Investimentos SA (a)(c)	3,822,928	1,975,459
Hypera SA	215,856	1,605,004
Infracommerce CXAAS SA (a)	215,024	72,943
Inter & Co., Inc. BDR (a)	80,405	138,125
IRB-Brasil Resseguros SA (a)	31,079	136,324
Itau Unibanco Holding SA Preference Shares ADR (b)	5,421,968	26,404,984
Itausa SA Preference Shares	7,569,315	12,271,539
Itausa SA	591,072	971,082
Kepler Weber SA	39,160	136,937
Klabin SA	478,153	1,705,988
Localiza Rent a Car SA	571,826	6,022,486
Locaweb Servicos de Internet SA (a)(c)	162,090	153,131
LOG Commercial Properties e Participacoes SA	3,631	11,322
Log-in Logistica Intermodal SA (a)	1,555	11,688
Lojas Renner SA	1,444,403	4,720,430
Magazine Luiza SA (a)	2,673,183	1,745,128
Marcopolo SA Preference Shares	584,469	366,572
Marfrig Global Foods SA	281,891	369,165
Meliuz SA (a)(c)	206,552	41,145
Metalurgica Gerdau SA Preference Shares	1,980,126	4,620,066
Mills Estruturas e Servicos de Engenharia SA	38,401	73,390
Minerva SA	49,601	103,110

See accompanying notes to financial statements.
50

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MMX Mineracao e Metalicos SA (a)(d)	20,968	$ —
MRV Engenharia e Participacoes SA	140,227	176,451
Natura & Co. Holding SA	932,223	2,426,970
Nexa Resources SA (b)	25,430	159,700
Nexpe Participacoes SA (a)	140	112
NU Holdings Ltd. Class A (a)	2,089,195	9,944,568
Odontoprev SA	28,821	62,528
Oi SA ADR (a)	850,648	3,062
Pagseguro Digital Ltd. Class A (a)(b)	181,198	1,552,867
PDG Realty SA Empreendimentos e Participacoes (a)	735	619
Pet Center Comercio e Participacoes SA	153,996	188,309
Petro Rio SA (a)	385,649	2,372,347
Petroleo Brasileiro SA Preference Shares ADR (b)(e)	2,356,875	21,871,800
Petroleo Brasileiro SA ADR (e)	1,644,921	17,156,526
Positivo Tecnologia SA	49,257	73,736
Profarma Distribuidora de Produtos Farmaceuticos SA	12,463	8,038
Qualicorp Consultoria e Corretora de Seguros SA	116,108	84,271
Raia Drogasil SA	961,463	4,636,413
Rede D'Or Sao Luiz SA (c)	791,439	3,315,451
Restoque Comercio e Confeccoes de Roupas SA (a)	1,117	3,525
RNI Negocios Imobiliarios SA	61,567	65,207
Rossi Residencial SA (a)	111,736	63,909
Rumo SA	913,591	3,396,517
Sitios Latinoamerica SAB de CV (a)(b)	880,681	363,861
StoneCo Ltd. Class A (a)(b)	218,740	2,086,780
Suzano SA	310,955	2,551,300
Suzano SA ADR	295,209	2,423,666
T4F Entretenimento SA (a)	144,226	48,357
Telefonica Brasil SA	775,557	5,913,522
TIM SA ADR (b)	372,598	4,605,311
TOTVS SA	322,885	1,793,293
Ultrapar Participacoes SA	882,396	2,429,515
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (b)	1,239,054	1,846,190
Vale SA ADR	3,581,421	56,514,823
Vale SA	159,678	2,528,583
Vasta Platform Ltd. (a)(b)	11,429	36,687
Via SA (a)	1,471,429	545,592
Vibra Energia SA	779,342	2,214,944
VTEX Class A (a)(b)	118,944	456,745
Security Description	Shares	Value
WEG SA	1,953,853	$ 15,626,200
XP, Inc. Class A (a)(b)	250,218	2,970,088
YDUQS Participacoes SA	388,549	540,263
Zenvia, Inc. Class A (a)	18,044	18,405
		370,254,431
CHILE — 0.6%
AntarChile SA	279,931	2,354,563
Banco de Chile	16,277,873	1,589,471
Banco Santander Chile	6,509,182	290,217
CAP SA	9,698	81,069
Cencosud SA	117,914	229,084
Empresas COPEC SA	674,752	4,787,897
Empresas Iansa SA (a)	3,077,012	24,305
Enel Americas SA	35,377,406	4,685,008
Enel Chile SA ADR (b)	1,521,009	4,106,724
Enjoy SA (a)	7,901,711	14,622
Falabella SA	2,054,376	4,750,003
Multiexport Foods SA	2,678,766	779,292
Parque Arauco SA	3,367,031	4,812,417
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	150,863	12,174,219
		40,678,891
CHINA — 34.3%
111, Inc. ADR (a)(b)	47,188	125,048
17 Education & Technology Group, Inc. ADR (a)(b)	83,492	84,327
360 DigiTech, Inc. ADR	97,439	1,890,317
360 Security Technology, Inc. Class A	158,800	403,515
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	411,630	1,705,310
3peak, Inc. Class A	11,674	413,918
3SBio, Inc. (c)	989,500	985,725
51 Talk Online Education Group ADR (a)	426	2,918
9F, Inc. (a)	1,159	1,820
AAC Technologies Holdings, Inc. (a)(b)	1,017,132	2,508,510
Acrobiosystems Co. Ltd. Class A	9,700	156,405
Addsino Co. Ltd. Class A	399,700	654,788
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	60,748	1,304,871
Advanced Technology & Materials Co. Ltd. Class A (a)	197,800	263,549
AECC Aviation Power Co. Ltd. Class A	187,600	1,178,766
Agile Group Holdings Ltd. (a)(b)	3,309,626	737,819
Agora, Inc. ADR (a)	58,434	211,531
Agricultural Bank of China Ltd. Class A	9,348,100	4,233,482

See accompanying notes to financial statements.
51

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Agricultural Bank of China Ltd. Class H	30,356,216	$ 11,253,140
Aier Eye Hospital Group Co. Ltd. Class A	424,937	1,922,559
Air China Ltd. Class H (a)(b)	3,357,443	3,002,471
Airtac International Group	82,669	3,217,432
AK Medical Holdings Ltd. (c)	334,000	389,740
Akeso, Inc. Class B (a)(b)(c)	367,000	1,888,776
Alibaba Group Holding Ltd. (a)	14,621,600	187,008,661
Alibaba Health Information Technology Ltd. (a)(b)	3,298,000	2,386,339
A-Living Smart City Services Co. Ltd. (c)	84,500	73,306
All Winner Technology Co. Ltd. Class A	61,940	246,234
Alpha Group Class A (a)	604,100	556,835
Alphamab Oncology (a)(b)(c)	228,000	382,810
Aluminum Corp. of China Ltd. Class H	7,457,495	3,781,022
Amlogic Shanghai Co. Ltd. Class A (a)	36,200	443,427
Amoy Diagnostics Co. Ltd. Class A	18,000	73,758
An Hui Wenergy Co. Ltd. Class A (a)	373,200	267,918
Angang Steel Co. Ltd. Class H (b)	4,241,231	1,356,122
Angelalign Technology, Inc. (c)	19,000	282,460
Anhui Anke Biotechnology Group Co. Ltd. Class A	17,640	28,384
Anhui Conch Cement Co. Ltd. Class A	172,500	709,613
Anhui Conch Cement Co. Ltd. Class H	1,797,010	6,226,622
Anhui Construction Engineering Group Co. Ltd. Class A	602,200	529,653
Anhui Expressway Co. Ltd. Class H	8,000	8,061
Anhui Guangxin Agrochemical Co. Ltd. Class A	477,660	2,293,948
Anhui Gujing Distillery Co. Ltd. Class A	7,700	331,892
Anhui Gujing Distillery Co. Ltd. Class B	177,800	3,173,241
Anhui Honglu Steel Construction Group Co. Ltd. Class A	120,240	579,725
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	667,800	517,335
Security Description	Shares	Value
Anhui Jinhe Industrial Co. Ltd. Class A	172,100	$ 753,829
Anhui Kouzi Distillery Co. Ltd. Class A	16,300	167,099
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	817,717	1,345,536
Anhui Yingjia Distillery Co. Ltd. Class A	11,900	115,425
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	19,247	586,325
Anjoy Foods Group Co. Ltd. Class A	14,500	345,498
Anker Innovations Technology Co. Ltd. Class A	5,900	57,064
ANTA Sports Products Ltd.	1,203,706	17,480,683
Anton Oilfield Services Group (a)	130,000	6,541
Aoshikang Technology Co. Ltd. Class A	27,400	139,647
Aotecar New Energy Technology Co. Ltd. Class A (a)	269,593	108,351
Apeloa Pharmaceutical Co. Ltd. Class A	346,100	1,073,483
Archermind Technology Nanjing Co. Ltd. Class A	10,500	84,308
Arcsoft Corp. Ltd. Class A	61,907	323,990
Ascentage Pharma Group International (a)(c)	64,500	183,641
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	51,100	203,364
Asian Citrus Holdings Ltd. (a)	550,000	5,045
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	500,136
ATRenew, Inc. ADR (a)(b)	139,197	424,551
Autel Intelligent Technology Corp. Ltd. Class A	66,289	300,686
Autohome, Inc. ADR	54,765	1,832,985
Avary Holding Shenzhen Co. Ltd. Class A	167,600	757,059
AVIC Industry-Finance Holdings Co. Ltd. Class A	341,400	203,827
AviChina Industry & Technology Co. Ltd. Class H	3,903,000	2,048,467
Bafang Electric Suzhou Co. Ltd. Class A	9,514	146,687
BAIC Motor Corp. Ltd. Class H (c)	6,500	1,805
Baidu, Inc. Class A (a)	2,189,059	41,466,898
BAIOO Family Interactive Ltd. (c)	3,406,000	186,572
Bank of China Ltd. Class A	3,061,000	1,506,586

See accompanying notes to financial statements.
52

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Bank of China Ltd. Class H	75,261,074	$ 28,858,252
Bank of Communications Co. Ltd. Class A	1,461,800	1,087,734
Bank of Communications Co. Ltd. Class H	22,974,841	14,458,145
Bank of Ningbo Co. Ltd. Class A	400,590	1,593,073
Baoshan Iron & Steel Co. Ltd. Class A	1,004,100	912,380
Baozun, Inc. Class A (a)	68,964	126,859
BBMG Corp. Class H	1,779,000	231,158
BeiGene Ltd. (a)	730,353	12,039,271
Beijing BDStar Navigation Co. Ltd. Class A	183,100	850,803
Beijing Capital International Airport Co. Ltd. Class H (a)	4,373,490	3,220,246
Beijing Career International Co. Ltd. Class A	30,600	198,065
Beijing Certificate Authority Co. Ltd. Class A	21,150	112,875
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	23,000	55,611
Beijing Ctrowell Technology Corp. Ltd. Class A	136,706	197,276
Beijing Dabeinong Technology Group Co. Ltd. Class A (a)	572,800	651,430
Beijing Easpring Material Technology Co. Ltd. Class A	36,000	301,533
Beijing Enterprises Holdings Ltd.	985,000	3,544,768
Beijing Enterprises Water Group Ltd.	7,818,000	1,952,023
Beijing GeoEnviron Engineering & Technology, Inc. Class A	1,244,148	1,846,121
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	7,235	329,633
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	1,100	2,353
Beijing Jingneng Clean Energy Co. Ltd. Class H	136,000	32,398
Beijing Jingyuntong Technology Co. Ltd. Class A	220,100	210,892
Beijing Kingsoft Office Software, Inc. Class A	31,920	2,198,558
Beijing Shiji Information Technology Co. Ltd. Class A	337,128	1,259,695
Beijing Shougang Co. Ltd. Class A	126,600	70,238
Beijing Shunxin Agriculture Co. Ltd. Class A	26,900	139,058
Security Description	Shares	Value
Beijing SL Pharmaceutical Co. Ltd. Class A	376,050	$ 471,479
Beijing Strong Biotechnologies, Inc. Class A	9,100	27,854
Beijing Tongtech Co. Ltd. Class A	29,600	106,119
Beijing United Information Technology Co. Ltd. Class A	17,100	206,551
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	24,460	413,704
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	124,395
Beijing Zuojiang Technology Co. Ltd. Class A	22,900	543,547
Beken Corp. Class A	25,764	127,070
Bengang Steel Plates Co. Ltd. Class A	351,900	197,285
BEST, Inc. ADR (a)	44,448	35,114
Bethel Automotive Safety Systems Co. Ltd. Class A	26,600	275,866
Betta Pharmaceuticals Co. Ltd. Class A	1,400	11,979
BGI Genomics Co. Ltd. Class A	20,100	201,957
Biem.L.Fdlkk Garment Co. Ltd. Class A	240,663	1,128,442
Bilibili, Inc. Class Z (a)	210,396	5,081,699
Bit Digital, Inc. (a)(b)	32,268	49,693
BIT Mining Ltd. ADR (a)	6,297	15,491
Black Peony Group Co. Ltd. Class A	64,500	61,426
Bloomage Biotechnology Corp. Ltd. Class A	9,972	164,668
Blue Sail Medical Co. Ltd. Class A (a)	174,600	200,093
BOE Technology Group Co. Ltd. Class A	1,432,600	926,237
BOE Technology Group Co. Ltd. Class B	1,196,900	539,752
Bosideng International Holdings Ltd. (b)	3,794,000	2,116,920
Boyaa Interactive International Ltd. (a)	64,000	4,036
Brii Biosciences Ltd. (a)(b)	261,000	143,634
B-Soft Co. Ltd. Class A	341,219	545,569
BYD Co. Ltd. Class A	170,000	6,337,775
BYD Co. Ltd. Class H	841,122	24,623,066
BYD Electronic International Co. Ltd.	951,000	2,955,993
C&S Paper Co. Ltd. Class A	7,400	13,039
C.banner International Holdings Ltd. (a)	12,000	212
Cabbeen Fashion Ltd.	1,773,000	216,827

See accompanying notes to financial statements.
53

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Caitong Securities Co. Ltd. Class A	232,340	$ 254,084
Canaan, Inc. ADR (a)(b)	120,562	325,517
Canmax Technologies Co. Ltd. Class A	31,600	235,552
CanSino Biologics, Inc. Class A	11,807	195,434
CanSino Biologics, Inc. Class H (b)(c)	34,400	184,052
CARsgen Therapeutics Holdings Ltd. (a)(b)(c)	163,500	264,518
CECEP Wind-Power Corp. Class A	974,180	548,990
Central China Securities Co. Ltd. Class A	651,100	352,699
CETC Cyberspace Security Technology Co. Ltd. Class A	27,100	153,706
CETC Digital Technology Co. Ltd. Class A	211,890	848,510
CETC Potevio Science&Technology Co. Ltd. Class A	411,981	1,369,011
CGN Mining Co. Ltd. (a)	325,000	34,363
CGN New Energy Holdings Co. Ltd. (b)	364,000	115,461
CGN Nuclear Technology Development Co. Ltd. Class A	379,800	449,634
CGN Power Co. Ltd. Class H (c)	13,869,000	3,321,514
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	11,925	283,569
Changjiang Securities Co. Ltd. Class A	594,000	481,788
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	27,200	474,900
Chanjet Information Technology Co. Ltd. Class H (a)	3,900	2,265
Chaowei Power Holdings Ltd.	75,000	16,338
Cheetah Mobile, Inc. ADR (a)	3,341	8,720
Chengdu Hongqi Chain Co. Ltd. Class A	1,229,286	1,095,515
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	23,400	62,629
Chengdu RML Technology Co. Ltd. Class A	16,300	179,347
Chengtun Mining Group Co. Ltd. Class A	120,100	100,035
Chengxin Lithium Group Co. Ltd. Class A	40,500	203,641
Security Description	Shares	Value
China Aerospace International Holdings Ltd.	3,062,000	$ 169,679
China Aircraft Leasing Group Holdings Ltd.	6,500	4,124
China Aoyuan Group Ltd. (a)(b)(d)	1,512,000	56,821
China Baoan Group Co. Ltd. Class A	417,200	690,747
China Bohai Bank Co. Ltd. Class H (c)	42,500	7,255
China Chengtong Development Group Ltd.	3,856,000	58,946
China Cinda Asset Management Co. Ltd. Class H	13,800,000	1,740,393
China CITIC Bank Corp. Ltd. Class H	9,583,208	4,822,155
China Coal Energy Co. Ltd. Class H (b)	3,938,750	2,985,441
China Communications Services Corp. Ltd. Class H	152,000	74,742
China Conch Environment Protection Holdings Ltd. (a)(b)	1,911,200	596,493
China Conch Venture Holdings Ltd.	1,994,200	3,480,346
China Construction Bank Corp. Class H	91,536,351	59,353,248
China CSSC Holdings Ltd. Class A	225,300	767,699
China Datang Corp. Renewable Power Co. Ltd. Class H	1,845,000	660,444
China Dili Group (a)(b)	2,637,100	221,719
China Dongxiang Group Co. Ltd.	1,227,000	53,144
China East Education Holdings Ltd. (b)(c)	31,500	18,619
China Eastern Airlines Corp. Ltd. Class H (a)(b)	144,000	56,867
China Education Group Holdings Ltd. (b)	461,000	443,972
China Electronics Huada Technology Co. Ltd.	134,000	24,410
China Energine International Holdings Ltd. (a)(b)	1,430,000	18,217
China Everbright Bank Co. Ltd. Class A	804,500	352,620
China Everbright Environment Group Ltd.	4,272,111	1,834,026
China Everbright Ltd.	24,000	17,213
China Evergrande Group (a)(b)(d)	2,016,737	105,976
China Feihe Ltd. (c)	2,315,000	1,736,998
China Financial Services Holdings Ltd. (a)	86,100	7,458

See accompanying notes to financial statements.
54

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
China Foods Ltd.	16,000	$ 5,972
China Galaxy Securities Co. Ltd. Class A	219,800	321,668
China Galaxy Securities Co. Ltd. Class H	3,977,400	2,001,380
China Gas Holdings Ltd.	3,108,800	4,380,070
China Great Wall Securities Co. Ltd. Class A	182,900	220,791
China Greatwall Technology Group Co. Ltd. Class A	228,200	411,387
China Green Electricity Investment of Tianjin Co. Ltd. Class A	121,100	202,265
China Hanking Holdings Ltd.	1,584,000	159,410
China Harmony Auto Holding Ltd. (b)	7,000	874
China High Speed Railway Technology Co. Ltd. Class A (a)	1,032,900	356,468
China Hongqiao Group Ltd.	1,323,500	1,267,871
China Huarong Energy Co. Ltd. (a)	100,000	739
China Index Holdings Ltd. ADR (a)(b)	9,745	9,189
China International Capital Corp. Ltd. Class A	66,500	376,497
China International Capital Corp. Ltd. Class H (c)	804,000	1,612,107
China International Marine Containers Group Co. Ltd. Class H	243,760	167,683
China Jinmao Holdings Group Ltd.	952,927	185,731
China Jushi Co. Ltd. Class A	139,000	295,719
China Kings Resources Group Co. Ltd. Class A	13,468	76,957
China Lesso Group Holdings Ltd.	1,908,000	1,706,273
China Life Insurance Co. Ltd. Class H	8,518,490	13,998,627
China Literature Ltd. (a)(b)(c)	289,000	1,491,029
China Longyuan Power Group Corp. Ltd. Class H	3,786,000	4,326,196
China Medical System Holdings Ltd.	1,994,000	3,149,778
China Meheco Co. Ltd. Class A	14,700	29,369
China Meidong Auto Holdings Ltd.	152,000	328,012
China Mengniu Dairy Co. Ltd. (a)	3,432,085	14,078,196
China Merchants Bank Co. Ltd. Class A	1,275,362	6,364,460
China Merchants Bank Co. Ltd. Class H	3,703,399	18,918,120
Security Description	Shares	Value
China Merchants China Direct Investments Ltd.	4,000	$ 4,581
China Merchants Energy Shipping Co. Ltd. Class A	387,100	395,144
China Merchants Port Holdings Co. Ltd.	2,009,509	3,082,120
China Merchants Securities Co. Ltd. Class A	572,341	1,149,299
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	223,457	443,185
China Minsheng Banking Corp. Ltd. Class H (b)	9,833,879	3,369,848
China Modern Dairy Holdings Ltd. (b)	93,000	11,966
China National Accord Medicines Corp. Ltd. Class B	393,595	866,416
China National Building Material Co. Ltd. Class H	4,161,400	3,413,960
China National Gold Group Gold Jewellery Co. Ltd. Class A	129,400	231,391
China National Software & Service Co. Ltd. Class A	38,700	387,885
China Nonferrous Mining Corp. Ltd.	242,000	114,373
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	239,800	911,040
China NT Pharma Group Co. Ltd. (a)	1,643,662	14,238
China Ocean Industry Group Ltd. (a)(d)	57,625	229
China Oil & Gas Group Ltd. (a)	132,000	4,708
China Oilfield Services Ltd. Class H	3,186,422	3,267,626
China Overseas Grand Oceans Group Ltd.	117,745	51,748
China Overseas Land & Investment Ltd.	4,084,494	9,865,287
China Overseas Property Holdings Ltd.	62,066	75,824
China Pacific Insurance Group Co. Ltd. Class A	378,238	1,427,625
China Pacific Insurance Group Co. Ltd. Class H	2,686,733	7,136,145
China Petroleum & Chemical Corp. Class H	27,021,492	15,972,041
China Power International Development Ltd. (b)	6,436,511	2,558,222
China Railway Group Ltd. Class H	7,962,487	4,858,670
China Rare Earth Holdings Ltd. (a)	3,057,200	175,255

See accompanying notes to financial statements.
55

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	37,900	$ 186,374
China Resources Beer Holdings Co. Ltd.	1,056,930	8,482,422
China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	19,825	100,838
China Resources Cement Holdings Ltd.	738,000	361,951
China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,100	27,866
China Resources Gas Group Ltd.	568,700	2,097,321
China Resources Land Ltd.	3,234,820	14,752,521
China Resources Microelectronics Ltd. Class A	31,443	276,826
China Resources Mixc Lifestyle Services Ltd. (c)	335,800	1,764,565
China Resources Power Holdings Co. Ltd.	2,599,155	5,536,070
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	24,600	205,797
China Sanjiang Fine Chemicals Co. Ltd.	73,000	15,902
China Shenhua Energy Co. Ltd. Class A	324,800	1,332,345
China Shenhua Energy Co. Ltd. Class H	4,318,088	13,586,937
China Shuifa Singyes Energy Holdings Ltd. (a)(b)	9,600	917
China South City Holdings Ltd. (a)(b)	3,630,000	240,460
China Southern Airlines Co. Ltd. Class H (a)(b)	3,172,387	2,263,119
China State Construction Engineering Corp. Ltd. Class A	1,682,800	1,421,263
China State Construction International Holdings Ltd.	700,000	791,852
China Suntien Green Energy Corp. Ltd. Class A	256,800	349,640
China Taiping Insurance Holdings Co. Ltd.	1,589,435	1,688,659
China Testing & Certification International Group Co. Ltd. Class A	1,355,533	2,542,377
China Three Gorges Renewables Group Co. Ltd. Class A	1,055,700	842,432
China Tianying, Inc. Class A	812,500	609,319
China Tourism Group Duty Free Corp. Ltd. Class A	197,100	5,259,215
Security Description	Shares	Value
China Tower Corp. Ltd. Class H (c)	40,028,000	$ 4,844,184
China TransInfo Technology Co. Ltd. Class A (a)	417,700	818,089
China Travel International Investment Hong Kong Ltd. (a)(b)	10,604,000	2,174,847
China Vanke Co. Ltd. Class A	625,800	1,388,783
China Vanke Co. Ltd. Class H	1,582,600	2,495,887
China World Trade Center Co. Ltd. Class A	170,500	423,066
China Yangtze Power Co. Ltd. Class A	1,813,600	5,611,958
China Yongda Automobiles Services Holdings Ltd.	1,131,000	803,952
China Yuhua Education Corp. Ltd. (a)(c)	24,000	4,036
China ZhengTong Auto Services Holdings Ltd. (a)	38,000	2,759
China Zhenhua Group Science & Technology Co. Ltd. Class A	177,607	2,329,196
ChinaCache International Holdings Ltd. ADR (a)(b)(d)	18,355	—
Chinasoft International Ltd. (a)	1,074,000	679,976
Chindata Group Holdings Ltd. ADR (a)	79,778	557,648
Chinese Universe Publishing & Media Group Co. Ltd. Class A	249,200	449,970
Chlitina Holding Ltd.	2,000	13,991
Chongqing Brewery Co. Ltd. Class A	27,511	500,761
Chongqing Changan Automobile Co. Ltd. Class A	218,352	379,007
Chongqing Changan Automobile Co. Ltd. Class B	2,865,710	1,259,460
Chongqing Department Store Co. Ltd. Class A	24,800	97,939
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	8,702	24,368
Chongqing Gas Group Corp. Ltd. Class A	203,400	222,732
Chongqing Iron & Steel Co. Ltd. Class A (a)	911,000	209,599
Chongqing Machinery & Electric Co. Ltd. Class H	138,000	11,075
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	165,200	215,783

See accompanying notes to financial statements.
56

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Chongqing Zhifei Biological Products Co. Ltd. Class A	172,900	$ 2,062,775
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	66,700	77,022
Chow Tai Seng Jewellery Co. Ltd. Class A	240,743	555,294
CIFI Ever Sunshine Services Group Ltd. (b)	192,000	74,599
CIFI Holdings Group Co. Ltd. (b)	3,099,895	300,119
CIMC Enric Holdings Ltd.	10,000	9,682
CITIC Ltd.	5,609,961	6,560,480
Citic Pacific Special Steel Group Co. Ltd. Class A	206,550	534,775
CITIC Resources Holdings Ltd.	3,012,000	178,419
CITIC Securities Co. Ltd. Class A	861,970	2,570,609
CITIC Securities Co. Ltd. Class H	2,234,225	4,770,172
CITIC Telecom International Holdings Ltd.	1,982,000	807,954
Client Service International, Inc. Class A (a)	35,950	86,691
Cloopen Group Holding Ltd. ADR (a)	16,850	29,151
CMOC Group Ltd. Class A	2,227,900	1,943,285
CMOC Group Ltd. Class H (b)	1,092,000	660,769
CMST Development Co. Ltd. Class A	377,100	289,938
CNGR Advanced Material Co. Ltd. Class A	48,600	507,068
CNHTC Jinan Truck Co. Ltd. Class A	233,060	573,207
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,764,528	1,667,582
COFCO Biotechnology Co. Ltd. Class L	207,000	255,611
Colour Life Services Group Co. Ltd. (a)(d)	69,000	2,725
Comtec Solar Systems Group Ltd. (a)	211,500	3,772
Connect Biopharma Holdings Ltd. ADR (a)	6,319	6,318
Contec Medical Systems Co. Ltd. Class A	5,000	17,722
Contemporary Amperex Technology Co. Ltd. Class A	197,293	11,665,549
Continental Aerospace Technologies Holding Ltd. (a)	2,452,527	30,305
CooTek Cayman, Inc. ADR (a)	18,657	5,970
Security Description	Shares	Value
COSCO SHIPPING Development Co. Ltd. Class H	10,639,709	$ 1,409,601
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (a)(b)	3,142,000	3,242,084
COSCO SHIPPING Holdings Co. Ltd. Class A	474,800	762,606
COSCO SHIPPING Holdings Co. Ltd. Class H	5,062,062	5,694,050
COSCO SHIPPING Ports Ltd.	3,165,882	2,113,290
Cosmo Lady China Holdings Co. Ltd. (a)(c)	71,000	3,482
Country Garden Holdings Co. Ltd. (b)	8,446,587	2,377,971
Country Garden Services Holdings Co. Ltd.	1,661,000	2,873,443
CQ Pharmaceutical Holding Co. Ltd. Class A	827,300	672,220
Crazy Sports Group Ltd. (a)(b)	2,894,200	80,006
Crystal Clear Electronic Material Co. Ltd. Class A	30,211	102,723
CSC Financial Co. Ltd. Class A	222,900	831,903
CSG Holding Co. Ltd. Class B	1,029,345	389,449
CSPC Pharmaceutical Group Ltd.	8,256,960	8,120,272
CStone Pharmaceuticals (a)(b)(c)	161,500	73,036
CTS International Logistics Corp. Ltd. Class A	441,690	612,306
Daan Gene Co. Ltd. Class A	433,019	1,015,819
Dada Nexus Ltd. ADR (a)(b)	58,475	495,283
Dajin Heavy Industry Co. Ltd. Class A	59,100	303,189
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	580,500	437,871
Daqo New Energy Corp. ADR (a)(b)	60,541	2,835,740
DaShenLin Pharmaceutical Group Co. Ltd. Class A	44,056	238,843
Datang International Power Generation Co. Ltd. Class H (a)(b)	10,566,000	1,911,314
Dazhong Transportation Group Co. Ltd. Class B	1,846,650	441,349
Deppon Logistics Co. Ltd. Class A (a)	183,400	474,571
DHC Software Co. Ltd. Class A	185,800	224,563
DiDi Global, Inc. ADR (a)	99,650	378,670

See accompanying notes to financial statements.
57

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Digital China Group Co. Ltd. Class A	230,400	$ 1,056,499
Digital China Information Service Co. Ltd. Class A	188,400	384,355
DingDong Cayman Ltd. ADR (a)(b)	104,228	402,320
Do-Fluoride New Materials Co. Ltd. Class A	179,500	868,055
Dongfang Electric Corp. Ltd. Class A	254,800	703,480
Dongfang Electric Corp. Ltd. Class H (b)	355,000	573,430
Dongfang Electronics Co. Ltd. Class A	204,300	246,922
Dongfeng Motor Group Co. Ltd. Class H	1,094,714	513,194
Dongguan Aohai Technology Co. Ltd. Class A	32,200	156,328
Dongguan Yiheda Automation Co. Ltd. Class A	50,900	391,054
Dongjiang Environmental Co. Ltd. Class A	420,800	361,528
Dongyue Group Ltd.	1,413,000	1,458,009
Double Medical Technology, Inc. Class A	172,200	909,985
DouYu International Holdings Ltd. ADR (a)	88,228	104,991
East Buy Holding Ltd. (a)(b)(c)	225,500	972,385
East Group Co. Ltd. Class A	214,800	243,348
East Money Information Co. Ltd. Class A	643,324	1,876,397
Eastern Communications Co. Ltd. Class B	532,500	232,703
Ebang International Holdings, Inc. Class A (a)(b)	6,174	43,280
E-Commodities Holdings Ltd.	6,250	1,162
Ecovacs Robotics Co. Ltd. Class A	14,900	179,217
E-House China Enterprise Holdings Ltd. (a)(b)	296,400	14,537
Electric Connector Technology Co. Ltd. Class A	30,200	152,027
Emeren Group Ltd. ADR (a)(b)	32,273	143,615
Eoptolink Technology, Inc.Ltd. Class A	32,513	229,622
ESR Group Ltd. (c)	1,081,400	1,939,644
Essex Bio-technology Ltd.	1,893,000	926,008
Eve Energy Co. Ltd. Class A	175,699	1,783,266
Everbright Securities Co. Ltd. Class A	189,800	421,207
Security Description	Shares	Value
Everest Medicines Ltd. (a)(b)(c)	63,500	$ 124,898
Evergrande Property Services Group Ltd. (a)(b)(c)(d)	2,936,000	215,059
Fang Holdings Ltd. ADR (a)(b)	4,431	4,431
Fanhua, Inc. ADR (b)	57,205	496,539
Far East Horizon Ltd. (b)	3,514,000	3,160,382
FAW Jiefang Group Co. Ltd. Class A	381,300	460,849
Fiberhome Telecommunication Technologies Co. Ltd. Class A	30,400	86,765
Fibocom Wireless, Inc. Class A	32,640	111,932
FinVolution Group ADR	40,576	169,202
Fire Rock Holdings Ltd. (a)(b)(d)	804,000	28,678
First Capital Securities Co. Ltd. Class A	368,300	320,177
First Tractor Co. Ltd. Class A	208,900	332,181
Flat Glass Group Co. Ltd. Class A	231,500	1,156,607
Flat Glass Group Co. Ltd. Class H (b)	196,000	561,787
Focus Media Information Technology Co. Ltd. Class A	461,500	461,681
Foshan Haitian Flavouring & Food Co. Ltd. Class A	322,796	3,597,747
Foxconn Industrial Internet Co. Ltd. Class A	178,900	448,598
Fufeng Group Ltd.	71,000	40,972
Fujian Boss Software Development Co. Ltd. Class A	42,210	144,136
Fujian Funeng Co. Ltd. Class A	45,900	81,944
Fujian Star-net Communication Co. Ltd. Class A	223,000	768,954
Fujian Sunner Development Co. Ltd. Class A	180,800	649,240
Fujian Yongfu Power Engineering Co. Ltd. Class A	23,200	138,849
Fulin Precision Co. Ltd. Class A (a)	120,000	243,939
Full Truck Alliance Co. Ltd. ADR (a)(b)	591,773	4,503,393
Fuyao Glass Industry Group Co. Ltd. Class A	409,617	2,073,346
Fuyao Glass Industry Group Co. Ltd. Class H (c)	172,000	749,355
Ganfeng Lithium Group Co. Ltd. Class A	222,520	2,153,817

See accompanying notes to financial statements.
58

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Ganfeng Lithium Group Co. Ltd. Class H (c)	155,400	$ 966,060
Gaotu Techedu, Inc. ADR (a)(b)	186,845	788,486
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	1,013,600
GCL Energy Technology Co. Ltd.	66,300	110,157
GCL New Energy Holdings Ltd. (a)	202,073	17,247
GCL System Integration Technology Co. Ltd. Class A (a)	567,900	258,012
GCL Technology Holdings Ltd. (a)(b)	15,701,000	4,060,284
GD Power Development Co. Ltd. Class A (a)	584,700	323,542
GDS Holdings Ltd. Class A (a)	885,200	2,142,536
Geely Automobile Holdings Ltd.	4,789,489	6,162,312
GEM Co. Ltd. Class A	149,800	162,947
Gemdale Corp. Class A	186,100	227,635
Genertec Universal Medical Group Co. Ltd. (c)	994,600	601,832
Genetron Holdings Ltd. ADR (a)(b)	32,556	34,184
Genimous Technology Co. Ltd. Class A (a)	650,500	638,442
Genscript Biotech Corp. (a)	692,000	1,480,978
Getein Biotech, Inc. Class A	390,078	761,718
GF Securities Co. Ltd. Class H	2,382,600	3,375,119
Giant Network Group Co. Ltd. Class A	400,500	768,656
GigaDevice Semiconductor, Inc. Class A	36,960	656,607
Ginlong Technologies Co. Ltd. Class A (a)	24,650	479,482
Global Bio-Chem Technology Group Co. Ltd. (a)	1,096,000	17,732
GoerTek, Inc. Class A	394,500	1,229,348
Goke Microelectronics Co. Ltd. Class A	19,100	241,583
Golden Solar New Energy Technology Holdings Ltd. (a)(b)	668,000	601,629
GoldenHome Living Co. Ltd. Class A	45,080	242,753
Goldpac Group Ltd.	64,000	13,452
GOME Retail Holdings Ltd. (a)(b)	15,134,000	202,431
Goodbaby International Holdings Ltd. (a)	67,000	5,206
GoodWe Technologies Co. Ltd. Class A	13,906	586,124
Security Description	Shares	Value
Gotion High-tech Co. Ltd. Class A	128,544	$ 557,992
Gracell Biotechnologies, Inc. ADR (a)(b)	11,914	22,160
Grand Baoxin Auto Group Ltd. (a)	3,158	149
Grandjoy Holdings Group Co. Ltd. Class A (a)	186,300	101,190
Great Wall Motor Co. Ltd. Class H (b)	3,893,876	4,806,611
Greatview Aseptic Packaging Co. Ltd. (a)	10,000	2,051
Gree Electric Appliances, Inc. of Zhuhai Class A	212,400	1,136,648
Gree Real Estate Co. Ltd. Class A	398,200	496,351
Greentown China Holdings Ltd.	988,000	1,281,262
Greentown Service Group Co. Ltd. (b)	484,000	305,816
Grinm Advanced Materials Co. Ltd. Class A	188,300	411,571
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	152,800	193,133
Guangdong Electric Power Development Co. Ltd. Class B (a)	3,024,740	828,437
Guangdong Golden Dragon Development, Inc. Class A	205,000	412,549
Guangdong Haid Group Co. Ltd. Class A	175,400	1,489,826
Guangdong Hongda Holdings Group Co. Ltd. Class A	178,000	799,630
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	829,200	456,420
Guangdong Investment Ltd.	4,630,229	4,736,430
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	25,978	167,164
Guangdong Kinlong Hardware Products Co. Ltd. Class A	28,300	331,368
Guangdong Provincial Expressway Development Co. Ltd. Class B	375,400	281,193
Guangdong Shunkong Development Co. Ltd. Class A	75,200	203,897
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	364,900	905,435

See accompanying notes to financial statements.
59

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	194,300	$ 581,149
Guanghui Energy Co. Ltd. Class A	432,400	582,427
Guangshen Railway Co. Ltd. Class H (a)	7,950,000	1,468,481
Guangxi Guiguan Electric Power Co. Ltd. Class A	386,300	312,762
Guangzhou Automobile Group Co. Ltd. Class H	4,374,090	2,758,202
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	200,300	964,851
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	6,000	18,497
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	45,300	375,933
Guangzhou Haige Communications Group, Inc. Co. Class A	424,300	648,748
Guangzhou Jet Biofiltration Co. Ltd. Class A	61,873	205,964
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	15,400	197,565
Guangzhou R&F Properties Co. Ltd. Class H (a)(b)	1,518,682	326,954
Guangzhou Restaurant Group Co. Ltd. Class A	247,660	1,068,927
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	4,400	47,958
Guangzhou Tinci Materials Technology Co. Ltd. Class A	360,098	2,200,241
Guangzhou Wondfo Biotech Co. Ltd. Class A	14,840	67,228
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	804,784	772,287
Guangzhou Zhujiang Brewery Co. Ltd. Class A	397,200	547,738
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	396,500	290,419
Guocheng Mining Co. Ltd. Class A (a)	199,800	507,697
Guosen Securities Co. Ltd. Class A	615,400	839,675
Guosheng Financial Holding, Inc. Class A (a)	193,200	245,323
Guotai Junan Securities Co. Ltd. Class A	424,600	887,868
Guoyuan Securities Co. Ltd. Class A	208,510	205,252
H World Group Ltd. (a)	1,443,060	7,013,132
Security Description	Shares	Value
Haichang Ocean Park Holdings Ltd. (a)(b)(c)	3,302,000	$ 719,294
Haidilao International Holding Ltd. (a)(b)(c)	579,000	1,567,367
Haier Smart Home Co. Ltd. Class A	426,000	1,406,911
Haier Smart Home Co. Ltd. Class H	1,889,800	5,946,288
Hainan Meilan International Airport Co. Ltd. Class H (a)	65,000	158,154
Haisco Pharmaceutical Group Co. Ltd. Class A	207,400	752,309
Haitian International Holdings Ltd.	189,000	488,755
Haitong Securities Co. Ltd. Class A	399,500	512,515
Haitong Securities Co. Ltd. Class H	3,944,400	2,462,125
Hang Zhou Great Star Industrial Co. Ltd. Class A (a)	424,400	1,169,258
Hangjin Technology Co. Ltd. Class A	197,800	966,346
Hangzhou Chang Chuan Technology Co. Ltd. Class A	167,330	1,178,349
Hangzhou Dptech Technologies Co. Ltd. Class A	26,850	73,818
Hangzhou First Applied Material Co. Ltd. Class A	250,357	2,141,813
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (a)	563,800	342,354
Hangzhou Lion Electronics Co. Ltd. Class A	28,300	224,511
Hangzhou Onechance Tech Corp. Class A	69,000	347,346
Hangzhou Robam Appliances Co. Ltd. Class A	34,200	141,236
Hangzhou Silan Microelectronics Co. Ltd. Class A	169,900	915,644
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,335,316	1,913,682
Hangzhou Tigermed Consulting Co. Ltd. Class A	154,322	2,150,796
Hansoh Pharmaceutical Group Co. Ltd. (c)	490,000	851,419
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	221,836
Harbin Boshi Automation Co. Ltd. Class A	824,220	1,962,343

See accompanying notes to financial statements.
60

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Harbin Electric Co. Ltd. Class H (a)	3,600,942	$ 1,665,160
HBM Holdings Ltd. (a)(b)(c)	199,000	53,236
Health & Happiness H&H International Holdings Ltd.	5,000	8,369
Hebei Construction Group Corp. Ltd. Class H (a)	78,500	8,100
Hefei Meiya Optoelectronic Technology, Inc. Class A	227,920	1,072,010
Helens International Holdings Co. Ltd. (a)(b)	158,000	269,709
Hello Group, Inc. ADR	145,741	1,326,243
Henan Lingrui Pharmaceutical Co. Class A	425,300	960,553
Henan Shenhuo Coal & Power Co. Ltd. Class A	178,200	459,817
Henan Shuanghui Investment & Development Co. Ltd. Class A	168,540	636,630
Hengan International Group Co. Ltd.	919,000	4,249,670
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	177,300	530,818
Hengli Petrochemical Co. Ltd. Class A	556,900	1,313,730
Hisense Home Appliances Group Co. Ltd. Class A	580,600	1,771,230
Hithink RoyalFlush Information Network Co. Ltd. Class A	6,200	184,448
Holitech Technology Co. Ltd. Class A (a)	311,100	139,529
Hongda Xingye Co. Ltd. Class A (a)	554,800	227,016
Hongfa Technology Co. Ltd. Class A	41,860	198,654
Honghua Group Ltd. (a)	14,000	378
Honworld Group Ltd. (a)(c)	35,000	3,478
Hope Education Group Co. Ltd. (a)(b)(c)	180,000	14,217
Hopson Development Holdings Ltd.	338,482	309,594
Hoshine Silicon Industry Co. Ltd. Class A	39,000	471,421
Hua Hong Semiconductor Ltd. (a)(b)(c)	456,000	2,018,612
Huadian Power International Corp. Ltd. Class H (b)	4,107,308	1,684,792
Huadong Medicine Co. Ltd. Class A	34,200	230,779
Huafon Chemical Co. Ltd. Class A	1,608,400	1,747,217
Huafu Fashion Co. Ltd. Class A	159,800	73,998
Security Description	Shares	Value
Huagong Tech Co. Ltd. Class A	166,400	$ 615,704
Huaibei Mining Holdings Co. Ltd. Class A	57,200	112,946
Hualan Biological Engineering, Inc. Class A	349,427	1,110,770
Huaneng Lancang River Hydropower, Inc. Class A	25,900	26,664
Huaneng Power International, Inc. Class H (a)(b)	6,924,416	3,634,239
Huangshan Tourism Development Co. Ltd. Class B	1,410,982	1,164,060
Huatai Securities Co. Ltd. Class A	604,100	1,123,346
Huatai Securities Co. Ltd. Class H (c)	1,176,400	1,344,252
Huaxi Securities Co. Ltd. Class A	426,000	510,533
Huayu Automotive Systems Co. Ltd. Class A	194,761	474,757
Hubei Biocause Pharmaceutical Co. Ltd. Class A	594,300	290,776
Hubei Feilihua Quartz Glass Co. Ltd. Class A	25,694	164,252
Huizhou Desay Sv Automotive Co. Ltd. Class A	135,462	2,188,562
Humanwell Healthcare Group Co. Ltd. Class A	33,900	132,198
Hunan Gold Corp. Ltd. Class A	191,700	422,911
Hunan Valin Steel Co. Ltd. Class A	348,800	282,908
Hunan Zhongke Electric Co. Ltd. Class A	51,300	126,545
Hundsun Technologies, Inc. Class A	364,910	2,827,969
HUYA, Inc. ADR (a)(b)	33,372	120,473
Hygeia Healthcare Holdings Co. Ltd. (a)(b)(c)	257,600	1,831,105
Hytera Communications Corp. Ltd. Class A (a)	628,900	617,242
HyUnion Holding Co. Ltd. Class A (a)	164,400	191,756
Iflytek Co. Ltd. Class A	224,700	2,083,628
iHuman, Inc. ADR (a)(b)	22,103	71,614
I-Mab ADR (a)(b)	34,418	119,086
Imeik Technology Development Co. Ltd. Class A	5,700	463,774
Industrial & Commercial Bank of China Ltd. Class A	5,910,305	3,838,475
Industrial & Commercial Bank of China Ltd. Class H	66,784,656	35,561,992

See accompanying notes to financial statements.
61

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Industrial Bank Co. Ltd. Class A	1,221,800	$ 3,004,995
Industrial Securities Co. Ltd. Class A	611,300	544,778
INESA Intelligent Tech, Inc. Class B	3,850,200	2,417,926
Ingdan, Inc. (a)(c)	64,000	13,289
Ingenic Semiconductor Co. Ltd. Class A	35,700	462,723
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	3,116,600	857,742
Inner Mongolia ERDOS Resources Co. Ltd. Class A	128,300	286,780
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	654,900	431,050
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	241,600	1,024,477
Inner Mongolia Yitai Coal Co. Ltd. Class B	798,736	1,173,343
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	171,700	216,022
InnoCare Pharma Ltd. (a)(c)	188,000	200,455
Innovent Biologics, Inc. (a)(c)	877,500	3,929,213
Inspur Electronic Information Industry Co. Ltd. Class A	32,816	167,728
Intco Medical Technology Co. Ltd. Class A	56,700	213,183
iQIYI, Inc. ADR (a)	282,116	2,053,804
iRay Technology Co. Ltd. Class A	4,144	218,343
IRICO Group New Energy Co. Ltd. Class H (a)	25,000	27,134
JA Solar Technology Co. Ltd. Class A	228,260	1,905,906
Jacobio Pharmaceuticals Group Co. Ltd. (a)(c)	78,600	72,693
Jade Bird Fire Co. Ltd. Class A	50,800	198,028
Jafron Biomedical Co. Ltd. Class A	15,420	68,149
Jason Furniture Hangzhou Co. Ltd. Class A	226,840	1,340,435
JCET Group Co. Ltd. Class A	45,700	215,946
JD Health International, Inc. (a)(c)	984,150	7,321,621
JD Logistics, Inc. (a)(c)	1,170,800	2,102,979
JD.com, Inc. Class A	2,151,882	47,149,817
Jiajiayue Group Co. Ltd. Class A (a)	216,400	423,832
Jiangling Motors Corp. Ltd. Class A	172,600	355,389
Security Description	Shares	Value
Jiangnan Group Ltd. (a)	201,000	$ 9,602
Jiangsu Akcome Science & Technology Co. Ltd. Class A (a)	542,300	231,378
Jiangsu Ankura Smart Transmission Engineering Technology Co. Ltd. Class A	38,100	197,787
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	165,008
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	198,500	215,343
Jiangsu Cnano Technology Co. Ltd. Class A	22,839	225,221
Jiangsu Eastern Shenghong Co. Ltd. Class A	607,600	1,205,061
Jiangsu Expressway Co. Ltd. Class H	3,287,087	3,065,176
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	221,757
Jiangsu Hengli Hydraulic Co. Ltd. Class A	173,551	1,673,518
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	554,116	3,455,106
Jiangsu Hoperun Software Co. Ltd. Class A (a)	51,600	195,736
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	190,450	647,008
Jiangsu King's Luck Brewery JSC Ltd. Class A	33,100	312,573
Jiangsu Linyang Energy Co. Ltd. Class A	205,800	237,048
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	25,480	134,166
Jiangsu Shagang Co. Ltd. Class A	133,300	80,555
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	144,765	3,487,953
Jiangsu Yangnong Chemical Co. Ltd. Class A	14,500	205,086
Jiangsu Yoke Technology Co. Ltd. Class A	189,400	1,436,917
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	257,278	1,192,861
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a)	170,800	50,489
Jiangsu Zhongtian Technology Co. Ltd. Class A	230,400	573,375

See accompanying notes to financial statements.
62

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Jiangxi Copper Co. Ltd. Class H	1,989,000	$ 3,369,920
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	186,600	869,240
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	62,400	139,842
Jiangxi Zhengbang Technology Co. Ltd. Class A (a)	368,000	176,838
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	57,500	188,225
Jinchuan Group International Resources Co. Ltd. (b)	617,000	49,518
Jinke Properties Group Co. Ltd. Class A (a)	1,001,130	231,794
JinkoSolar Holding Co. Ltd. ADR (a)(b)	41,939	2,139,728
Jinlei Technology Co. Ltd. Class A (a)	51,000	327,360
Jinxin Fertility Group Ltd. (c)	859,000	575,588
JiuGui Liquor Co. Ltd. Class A	22,500	423,736
Jiumaojiu International Holdings Ltd. (b)(c)	225,000	535,417
JL Mag Rare-Earth Co. Ltd. Class A	62,240	257,124
Joinn Laboratories China Co. Ltd. Class A	173,108	1,319,869
Jointown Pharmaceutical Group Co. Ltd. Class A	412,800	898,058
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	4,300	23,230
Joy City Property Ltd. (a)	3,132,000	123,685
Joyoung Co. Ltd. Class A	375,056	978,697
JOYY, Inc. ADR (b)	41,791	1,303,043
Ju Teng International Holdings Ltd.	134,500	22,274
Juewei Food Co. Ltd. Class A	19,000	121,211
JW Cayman Therapeutics Co. Ltd. (a)(c)	108,000	50,217
Kama Co. Ltd. Class B (a)	1,470,100	592,450
Kandi Technologies Group, Inc. (a)(b)	10,419	28,756
Kangji Medical Holdings Ltd.	117,500	143,546
Kanzhun Ltd. ADR (a)	178,826	3,403,059
KBC Corp. Ltd. Class A	4,559	124,575
KE Holdings, Inc. ADR (a)	607,126	11,438,254
Keboda Technology Co. Ltd. Class A	10,600	90,436
Security Description	Shares	Value
Keda Industrial Group Co. Ltd. Class A	142,400	$ 299,220
Kehua Data Co. Ltd. Class A	34,800	237,767
Keshun Waterproof Technologies Co. Ltd. Class A (a)	133,760	229,254
Keymed Biosciences, Inc. (a)(c)	97,500	720,387
Kingboard Holdings Ltd.	1,068,391	3,280,049
KingClean Electric Co. Ltd. Class A	45,640	194,462
Kingdee International Software Group Co. Ltd. (a)	2,327,700	3,771,788
Kingsoft Cloud Holdings Ltd. (a)	1,130,565	619,294
Kingsoft Corp. Ltd.	790,800	3,893,582
Kintor Pharmaceutical Ltd. (a)(b)(c)	145,000	119,141
Konfoong Materials International Co. Ltd. Class A	20,700	211,603
Konka Group Co. Ltd. Class B	4,225,523	974,299
KPC Pharmaceuticals, Inc. Class A	195,400	589,276
Kuaishou Technology (a)(c)	1,738,800	13,389,953
Kuang-Chi Technologies Co. Ltd. Class A	241,790	583,059
Kunlun Energy Co. Ltd.	5,234,152	4,094,000
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	15,600	155,130
Kweichow Moutai Co. Ltd. Class A	118,179	31,320,283
KWG Group Holdings Ltd. (a)	1,998,668	318,261
KWG Living Group Holdings Ltd.	629,822	98,686
Lao Feng Xiang Co. Ltd. Class A	27,600	216,908
Lao Feng Xiang Co. Ltd. Class B	7,130	23,814
Laobaixing Pharmacy Chain JSC Class A	34,580	188,477
LB Group Co. Ltd. Class A	205,900	606,849
Lee & Man Paper Manufacturing Ltd.	76,000	30,400
Lenovo Group Ltd.	8,384,282	9,078,580
Lens Technology Co. Ltd. Class A	375,265	738,257
Leo Group Co. Ltd. Class A (a)	2,072,000	721,110
Levima Advanced Materials Corp. Class A	65,900	273,684
LexinFintech Holdings Ltd. ADR (a)	76,063	206,131

See accompanying notes to financial statements.
63

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Li Auto, Inc. Class A (a)	983,654	$ 12,280,090
Li Ning Co. Ltd.	2,263,193	17,846,183
Lianhua Supermarket Holdings Co. Ltd. Class H (a)	13,000	778
Lifetech Scientific Corp. (a)	3,816,000	1,356,269
Ligao Foods Co. Ltd. Class A	22,700	350,352
Lingyi iTech Guangdong Co. Class A (a)	786,500	707,785
Link Motion, Inc. ADR (a)(d)	16,509	—
Linklogis, Inc. Class B (a)(b)(c)	340,500	157,021
Livzon Pharmaceutical Group, Inc. Class H	346,127	1,221,373
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	201,988
Longfor Group Holdings Ltd. (c)	1,303,000	3,676,641
LONGi Green Energy Technology Co. Ltd. Class A	818,204	4,814,647
Longshine Technology Group Co. Ltd. Class A	39,450	153,554
Lu Thai Textile Co. Ltd. Class B	163,100	100,146
Luenmei Quantum Co. Ltd. Class A	419,808	379,626
Lufax Holding Ltd. ADR	420,213	857,235
Luokung Technology Corp. (a)	13,967	29,331
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	226,198
Luxshare Precision Industry Co. Ltd. Class A	820,229	3,620,221
Luye Pharma Group Ltd. (a)(c)	980,500	454,655
Luzhou Laojiao Co. Ltd. Class A	175,942	6,527,786
Maanshan Iron & Steel Co. Ltd. Class H (b)	3,084,000	711,092
Maccura Biotechnology Co. Ltd. Class A	37,572	100,833
Mango Excellent Media Co. Ltd. Class A	153,050	829,960
Maxscend Microelectronics Co. Ltd. Class A	33,696	610,397
Medlive Technology Co. Ltd. (b)(c)	46,500	64,330
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	402,360	440,602
Meitu, Inc. (a)(b)(c)	2,911,500	975,451
Meituan Class B (a)(c)	4,371,627	79,914,964
Metallurgical Corp. of China Ltd. Class A	138,800	78,826
Security Description	Shares	Value
Metallurgical Corp. of China Ltd. Class H	1,954,000	$ 505,305
Microport Cardioflow Medtech Corp. (a)(c)	104,000	30,737
Microport Scientific Corp. (a)	582,337	1,369,428
Milkyway Chemical Supply Chain Service Co. Ltd. Class A	23,525	375,829
Ming Yang Smart Energy Group Ltd. Class A	147,500	483,483
Ming Yuan Cloud Group Holdings Ltd. (b)	372,000	238,366
MINISO Group Holding Ltd. ADR (b)	88,256	1,565,661
Minth Group Ltd.	250,000	754,782
MLS Co. Ltd. Class A	49,748	67,950
MMG Ltd. (a)	1,692,000	495,748
MOBI Development Co. Ltd. (a)	1,141,000	30,814
Mobvista, Inc. (a)(c)	105,000	55,777
Montage Technology Co. Ltd. Class A	92,107	932,430
Montnets Cloud Technology Group Co. Ltd. Class A (a)	397,300	833,096
Morimatsu International Holdings Co. Ltd. (a)	167,000	198,699
Muyuan Foods Co. Ltd. Class A	557,684	3,979,223
NanJi E-Commerce Co. Ltd. Class A	654,700	483,353
Nanjing Hanrui Cobalt Co. Ltd. Class A	7,500	46,186
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	8,128	19,292
Nantong Jianghai Capacitor Co. Ltd. Class A	159,900	510,624
NARI Technology Co. Ltd. Class A	418,716	1,652,963
NAURA Technology Group Co. Ltd. Class A	30,200	1,169,116
NavInfo Co. Ltd. Class A	216,800	427,141
NetDragon Websoft Holdings Ltd.	34,500	60,562
NetEase, Inc.	1,771,680	31,145,656
New China Life Insurance Co. Ltd. Class H	992,000	2,358,069
New Hope Liuhe Co. Ltd. Class A (a)	572,700	1,103,319
New Horizon Health Ltd. (a)(c)	18,500	64,102
New Oriental Education & Technology Group, Inc. (a)	1,615,810	6,298,612

See accompanying notes to financial statements.
64

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Newland Digital Technology Co. Ltd. Class A	550,920	$ 1,342,944
Ninestar Corp. Class A	26,600	173,607
Ningbo Deye Technology Co. Ltd. Class A	16,100	604,773
Ningbo Joyson Electronic Corp. Class A (a)	33,300	73,851
Ningbo Orient Wires & Cables Co. Ltd. Class A	49,800	357,584
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	44,436	442,594
Ningbo Sanxing Medical Electric Co. Ltd. Class A	201,800	374,079
Ningbo Shanshan Co. Ltd. Class A	132,700	332,943
Ningbo Tuopu Group Co. Ltd. Class A	55,200	515,403
Ningbo Xusheng Group Co. Ltd. Class A	38,080	215,872
Ningbo Zhenyu Technology Co. Ltd. Class A	13,700	146,670
Ningxia Baofeng Energy Group Co. Ltd. Class A	51,000	109,541
NIO, Inc. ADR (a)	1,349,915	14,187,607
NiSun International Enterprise Development Group Co. Ltd. (a)(b)	1,780	852
Niu Technologies ADR (a)(b)	22,523	93,245
Noah Holdings Ltd. ADR (a)(b)	18,042	298,595
Nongfu Spring Co. Ltd. Class H (c)	1,509,600	8,682,659
Northeast Securities Co. Ltd. Class A	180,500	178,205
Ocean's King Lighting Science & Technology Co. Ltd. Class A	172,400	237,990
Ocumension Therapeutics (a)(b)(c)	11,000	14,041
Offcn Education Technology Co. Ltd. Class A (a)	66,400	47,378
OFILM Group Co. Ltd. Class A (a)	164,300	126,802
OneConnect Financial Technology Co. Ltd. ADR (a)(b)	5,481	29,159
Oppein Home Group, Inc. Class A	18,620	327,483
Orient Securities Co. Ltd. Class A	535,256	763,059
Ourgame International Holdings Ltd. (a)	65,000	2,443
Ourpalm Co. Ltd. Class A (a)	113,500	71,399
Ovctek China, Inc. Class A	73,300	353,515
Pacific Online Ltd.	159,000	16,001
Security Description	Shares	Value
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	425,600	$ 306,156
Parkson Retail Group Ltd. (a)	1,241,500	23,249
PCI Technology Group Co. Ltd. Class A	11,100	11,799
PDD Holdings, Inc. ADR (a)	501,442	38,059,448
Peijia Medical Ltd. (a)(c)	149,000	186,583
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (a)	1,048,800	439,844
People's Insurance Co. Group of China Ltd. Class A	51,900	39,299
People's Insurance Co. Group of China Ltd. Class H	7,880,000	2,630,029
Perfect World Co. Ltd. Class A	403,850	1,000,907
PetroChina Co. Ltd. Class A	3,011,100	2,595,738
PetroChina Co. Ltd. Class H	26,595,988	15,754,412
Pharmaron Beijing Co. Ltd. Class A	206,450	1,472,173
PhiChem Corp. Class A	43,000	132,056
PICC Property & Casualty Co. Ltd. Class H	7,427,102	7,578,531
Ping An Bank Co. Ltd. Class A	1,035,200	1,888,815
Ping An Healthcare & Technology Co. Ltd. (a)(b)(c)	587,500	1,486,347
Ping An Insurance Group Co. of China Ltd. Class A	602,530	4,000,898
Ping An Insurance Group Co. of China Ltd. Class H	6,070,420	39,515,979
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	31,200	47,114
PNC Process Systems Co. Ltd. Class A (a)	35,346	201,608
POCO Holding Co. Ltd. Class A	21,600	282,137
Poly Culture Group Co. Ltd. Class H (a)	7,200	3,559
Poly Developments & Holdings Group Co. Ltd. Class A	637,200	1,311,088
Poly Property Group Co. Ltd.	2,021,198	445,439
Pop Mart International Group Ltd. (b)(c)	694,000	1,891,936
Postal Savings Bank of China Co. Ltd. Class A	138,400	93,714
Postal Savings Bank of China Co. Ltd. Class H (b)(c)	6,674,000	3,961,916
Power Construction Corp. of China Ltd. Class A	631,700	655,865

See accompanying notes to financial statements.
65

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Prosperous Future Holdings Ltd. (a)	415,000	$ 2,696
Prosus NV (a)	18,268	1,427,812
Puxin Ltd. ADR (a)(b)	1,690	4
PW Medtech Group Ltd. (a)	68,000	4,678
Pylon Technologies Co. Ltd. Class A	13,587	485,723
Qianhe Condiment & Food Co. Ltd. Class A	342,865	1,195,257
Qingdao Gaoce Technology Co. Ltd. Class A	27,541	285,384
Qingdao Gon Technology Co. Ltd. Class A	190,700	766,988
Qingdao Haier Biomedical Co. Ltd. Class A	33,106	320,584
Qingdao Hanhe Cable Co. Ltd. Class A	1,017,200	610,264
Qingdao TGOOD Electric Co. Ltd. Class A	51,400	132,106
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	184,100	232,695
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	173,900	566,220
QuakeSafe Technologies Co. Ltd. Class A	32,379	193,785
Quectel Wireless Solutions Co. Ltd. Class A	11,999	209,986
Qutoutiao, Inc. ADR (a)(b)	46,099	8,390
Raytron Technology Co. Ltd. Class A	71,184	506,880
Red Avenue New Materials Group Co. Ltd. Class A	14,300	83,085
Remegen Co. Ltd. Class A (a)	44,094	378,510
Remegen Co. Ltd. Class H (a)(c)	51,500	274,559
Risen Energy Co. Ltd. Class A (a)	159,100	646,844
Riyue Heavy Industry Co. Ltd. Class A	44,400	143,791
RLX Technology, Inc. ADR (a)	735,716	2,133,576
Rockchip Electronics Co. Ltd. Class A	44,200	579,460
Rongsheng Petrochemical Co. Ltd. Class A	601,500	1,325,222
Roshow Technology Co. Ltd. Class A (a)	163,600	217,266
Sai Micro Electronics, Inc. Class A	47,600	123,725
SAIC Motor Corp. Ltd. Class A	435,000	909,615
Sailun Group Co. Ltd. Class A	1,100,132	1,728,543
Sangfor Technologies, Inc. Class A	19,261	414,990
Security Description	Shares	Value
Sany Heavy Industry Co. Ltd. Class A	777,100	$ 1,933,895
Satellite Chemical Co. Ltd. Class A	502,100	1,169,834
Sealand Securities Co. Ltd. Class A	1,232,940	610,429
Seazen Group Ltd. (a)	511,238	132,206
Seazen Holdings Co. Ltd. Class A (a)	31,600	75,189
SF Holding Co. Ltd. Class A	253,700	2,045,914
SG Micro Corp. Class A	27,337	617,812
Shaanxi Coal Industry Co. Ltd. Class A	548,800	1,625,470
Shaanxi International Trust Co. Ltd. Class A	817,400	379,699
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	124,400	250,347
Shandong Chenming Paper Holdings Ltd. Class B (a)	483,800	141,135
Shandong Dawn Polymer Co. Ltd. Class A	27,200	67,254
Shandong Denghai Seeds Co. Ltd. Class A	7,200	19,606
Shandong Dongyue Organosilicon Material Co. Ltd. Class A	26,300	46,110
Shandong Gold Mining Co. Ltd. Class A	580,280	1,862,358
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	372,700	1,698,704
Shandong Hi-Speed New Energy Group Ltd. (a)(b)	36,074,856	317,093
Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	12,800	13,905
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	35,300	181,196
Shandong Humon Smelting Co. Ltd. Class A	177,400	302,499
Shandong Linglong Tyre Co. Ltd. Class A	178,900	509,036
Shandong Molong Petroleum Machinery Co. Ltd. Class A (a)	383,700	244,726
Shandong Pharmaceutical Glass Co. Ltd. Class A	18,364	70,196
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,575,200	2,516,323
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	431,892	1,537,058
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (a)	214,640	472,269

See accompanying notes to financial statements.
66

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai 2345 Network Holding Group Co. Ltd. Class A	996,700	$ 483,307
Shanghai AtHub Co. Ltd. Class A	197,260	1,039,541
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	344,436	2,051,880
Shanghai Baosight Software Co. Ltd. Class A	244,520	2,072,294
Shanghai Baosight Software Co. Ltd. Class B	1,433,189	4,732,390
Shanghai Belling Co. Ltd. Class A	179,500	554,133
Shanghai Bright Power Semiconductor Co. Ltd. Class A	14,309	307,733
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	3,009,020	1,952,854
Shanghai Daimay Automotive Interior Co. Ltd. Class A	421,983	1,168,744
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	588,400	258,758
Shanghai Electric Group Co. Ltd. Class H (a)	7,968,077	1,989,494
Shanghai Electric Power Co. Ltd. Class A (a)	16,600	24,003
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	354,974	876,154
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	240,400	1,133,860
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (b)	144,500	410,493
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	6,846	182,731
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	67,654	644,887
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	174,000	639,482
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	8,000	3,271
Shanghai Fullhan Microelectronics Co. Ltd. Class A	32,763	335,678
Shanghai Haohai Biological Technology Co. Ltd. Class A	13,654	201,689
Shanghai Henlius Biotech, Inc. Class H (a)(c)	17,400	25,047
Security Description	Shares	Value
Shanghai Huayi Group Co. Ltd. Class B	360,900	$ 209,322
Shanghai Industrial Urban Development Group Ltd.	26,000	1,640
Shanghai International Airport Co. Ltd. Class A (a)	191,700	1,555,697
Shanghai International Port Group Co. Ltd. Class A	1,425,900	1,150,304
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,647,874	1,061,231
Shanghai Jinjiang International Hotels Co. Ltd. Class B	424,100	894,851
Shanghai Jinjiang International Travel Co. Ltd. Class B	833,000	1,274,490
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,423,466	1,356,563
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	121,231	848,068
Shanghai Junshi Biosciences Co. Ltd. Class H (a)(b)(c)	4,400	15,358
Shanghai Liangxin Electrical Co. Ltd. Class A	196,080	364,047
Shanghai Lingang Holdings Corp. Ltd. Class B	432,320	395,140
Shanghai Lingyun Industries Development Co. Ltd. Class B (a)	3,421,072	1,802,905
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	167,700	243,957
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	971,068	750,636
Shanghai M&G Stationery, Inc. Class A	189,481	1,354,756
Shanghai Medicilon, Inc. Class A	14,270	324,245
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	14,010	351,612
Shanghai MicroPort MedBot Group Co. Ltd. (a)(b)	148,500	534,414
Shanghai Moons' Electric Co. Ltd. Class A	219,316	1,351,543
Shanghai New Power Automotive Technology Co. Ltd. Class B	541,840	217,278
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	385,300	1,142,889
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	396,600	739,651

See accompanying notes to financial statements.
67

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Pudong Development Bank Co. Ltd. Class A	1,454,700	$ 1,523,058
Shanghai Putailai New Energy Technology Co. Ltd. Class A	77,600	563,979
Shanghai RAAS Blood Products Co. Ltd. Class A	584,600	547,373
Shanghai Runda Medical Technology Co. Ltd. Class A (a)	223,700	512,725
Shanghai Shibei Hi-Tech Co. Ltd. Class B	688,800	178,399
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	30,400	170,652
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	168,600	303,698
Shanghai Wanye Enterprises Co. Ltd. Class A	211,340	580,721
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	585,088	692,669
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	182,200	436,444
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	802,500	662,586
Shanghai ZJ Bio-Tech Co. Ltd. Class A	40,752	185,859
Shanxi Blue Flame Holding Co. Ltd. Class A	114,800	133,234
Shanxi Coking Coal Energy Group Co. Ltd. Class A	158,200	253,173
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	110,200	352,073
Shanxi Meijin Energy Co. Ltd. Class A	390,700	522,276
Shanxi Securities Co. Ltd. Class A	204,930	173,379
Shanxi Taigang Stainless Steel Co. Ltd. Class A	403,400	254,941
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	56,720	2,249,869
Shengda Resources Co. Ltd. Class A (a)	186,300	461,186
Shenghe Resources Holding Co. Ltd. Class A	61,200	126,102
Shengjing Bank Co. Ltd. Class H (a)(b)(c)	736,300	562,781
Shengyi Technology Co. Ltd. Class A	396,700	1,066,370
Security Description	Shares	Value
Shennan Circuits Co. Ltd. Class A	23,660	$ 318,071
Shenwan Hongyuan Group Co. Ltd. Class A	814,600	494,646
Shenwan Hongyuan HK Ltd. (a)	10,000	522
Shenzhen Agricultural Products Group Co. Ltd. Class A	787,800	659,626
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	161,134
Shenzhen Click Technology Co. Ltd. Class A	79,700	211,804
Shenzhen Das Intellitech Co. Ltd. Class A (a)	1,436,437	872,241
Shenzhen Desay Battery Technology Co. Class A	47,270	298,600
Shenzhen Dynanonic Co. Ltd. Class A	10,100	278,587
Shenzhen Energy Group Co. Ltd. Class A	151,100	134,437
Shenzhen Envicool Technology Co. Ltd. Class A	41,470	198,253
Shenzhen Expressway Corp. Ltd. Class H	2,917,732	2,594,382
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	576,800	1,032,265
Shenzhen FRD Science & Technology Co. Ltd.	198,600	532,411
Shenzhen Gongjin Electronics Co. Ltd. Class A	412,000	632,942
Shenzhen H&T Intelligent Control Co. Ltd. Class A	394,000	976,494
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	220,200	441,856
Shenzhen Infogem Technologies Co. Ltd. Class A (a)	33,600	58,860
Shenzhen Inovance Technology Co. Ltd. Class A	180,358	1,846,310
Shenzhen International Holdings Ltd.	1,224,710	1,082,744
Shenzhen Investment Ltd.	3,976,326	704,093
Shenzhen Jinjia Group Co. Ltd. Class A	379,300	409,275
Shenzhen Kaifa Technology Co. Ltd. Class A	222,800	542,457
Shenzhen Kangtai Biological Products Co. Ltd. Class A	59,840	275,703
Shenzhen Kedali Industry Co. Ltd. Class A	17,100	321,940
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	203,800	417,554

See accompanying notes to financial statements.
68

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	$ 79,850
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	465,824
Shenzhen Megmeet Electrical Co. Ltd. Class A	191,800	768,060
Shenzhen Microgate Technology Co. Ltd. Class A	131,800	189,045
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	2,756,200
Shenzhen MTC Co. Ltd. Class A (a)	2,052,200	1,473,264
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	1,627,762	803,535
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	14,930	132,988
Shenzhen SC New Energy Technology Corp. Class A	34,501	574,992
Shenzhen Senior Technology Material Co. Ltd. Class A	44,950	125,936
Shenzhen Sunlord Electronics Co. Ltd. Class A	178,600	679,571
Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	29,479	259,062
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	242,806
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	35,400	65,106
Shenzhen Sunway Communication Co. Ltd. Class A	22,200	67,628
Shenzhen Tagen Group Co. Ltd. Class A	387,800	302,682
Shenzhen Topband Co. Ltd. Class A	145,100	269,396
Shenzhen Transsion Holdings Co. Ltd. Class A	48,410	713,394
Shenzhen Xinyichang Technology Co. Ltd. Class A	16,104	309,801
Shenzhen Yinghe Technology Co. Ltd. Class A	23,300	64,601
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	34,400	139,407
Security Description	Shares	Value
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	39,000	$ 448,591
Shenzhou International Group Holdings Ltd.	731,600	7,679,519
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	411,600	545,420
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	3,700	15,684
Shimao Group Holdings Ltd. (a)(b)(d)	1,562,220	219,906
Shimao Services Holdings Ltd. (a)(b)(c)	337,000	84,573
Shinghwa Advanced Material Group Co. Ltd. Class A	12,200	145,658
Shoucheng Holdings Ltd.	720,400	185,378
Sichuan Hebang Biotechnology Co. Ltd. Class A	1,211,100	527,309
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	26,500	109,669
Sichuan New Energy Power Co. Ltd. (a)	59,900	138,862
Sichuan Swellfun Co. Ltd. Class A	21,800	239,132
Sichuan Yahua Industrial Group Co. Ltd. Class A	33,500	103,271
Sieyuan Electric Co. Ltd. Class A	194,300	1,293,579
Sihuan Pharmaceutical Holdings Group Ltd.	1,276,000	128,414
Silergy Corp.	204,820	3,225,591
Silver Grant International Holdings Group Ltd. (a)	142,000	5,065
Sineng Electric Co. Ltd. Class A	35,700	304,375
Sino Wealth Electronic Ltd. Class A	29,887	177,782
Sinocare, Inc. Class A	140,100	656,505
Sinofert Holdings Ltd. (a)(b)	130,000	16,395
Sinoma Science & Technology Co. Ltd. Class A	554,393	1,948,000
SinoMedia Holding Ltd.	65,000	6,873
Sinomine Resource Group Co. Ltd. Class A	26,460	270,869
Sino-Ocean Group Holding Ltd. (b)	7,937,980	899,981
Sinopec Oilfield Service Corp. Class H (a)	148,000	11,312
Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,948,600	1,387,217
Sinopharm Group Co. Ltd. Class H	1,561,600	4,724,616

See accompanying notes to financial statements.
69

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sino-Platinum Metals Co. Ltd. Class A	263,779	$ 621,872
Sinosoft Technology Group Ltd. (a)	1,400,600	49,958
Sinotrans Ltd. Class H	7,489,024	2,318,273
Sinotruk Hong Kong Ltd.	110,500	171,734
Sinovac Biotech Ltd. (a)(b)	63,289	409,480
SITC International Holdings Co. Ltd.	1,428,000	3,067,036
Skshu Paint Co. Ltd. Class A (a)	160,436	2,719,607
Skyworth Digital Co. Ltd. Class A	578,900	1,598,291
Smoore International Holdings Ltd. (b)(c)	1,703,000	2,186,796
SOHO China Ltd. (a)(b)	807,500	134,756
Sohu.com Ltd. ADR (a)	12,430	183,094
SooChow Securities Co. Ltd. Class A	213,330	214,656
SOS Ltd. ADR (a)(b)	3,621	14,991
South Manganese Investment Ltd. (a)(b)	533,000	33,610
Southwest Securities Co. Ltd. Class A	845,500	478,936
SPT Energy Group, Inc. (a)	20,000	637
StarPower Semiconductor Ltd. Class A	9,600	383,801
STO Express Co. Ltd. Class A (a)	201,579	326,410
Sumavision Technologies Co. Ltd. Class A	125,800	125,483
Sun Art Retail Group Ltd.	1,951,500	783,091
Sun King Technology Group Ltd. (a)(b)	192,000	45,493
Sunac China Holdings Ltd. (a)(b)(d)	1,765,000	257,444
Sunac Services Holdings Ltd. (b)(c)	315,000	134,428
Sungrow Power Supply Co. Ltd. Class A	183,253	2,798,175
Suning Universal Co. Ltd. Class A	559,900	250,301
Sunny Optical Technology Group Co. Ltd.	774,700	9,370,476
Sunresin New Materials Co. Ltd. Class A	31,800	440,420
Sunward Intelligent Equipment Co. Ltd. Class A (a)	379,600	356,533
Sunwoda Electronic Co. Ltd. Class A	174,200	511,391
Suplet Power Co. Ltd. Class A	43,768	200,507
Suwen Electric Energy Technology Co. Ltd. Class A	26,900	246,308
Suzhou Anjie Technology Co. Ltd. Class A	196,400	428,418
Security Description	Shares	Value
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	219,400	$ 966,442
Suzhou Good-Ark Electronics Co. Ltd. Class A	149,681	343,726
Suzhou Maxwell Technologies Co. Ltd. Class A	12,940	574,709
Suzhou Secote Precision Electronic Co. Ltd. Class A	14,500	98,478
Suzhou SLAC Precision Equipment Co. Ltd. Class A	72,600	161,221
Suzhou TFC Optical Communication Co. Ltd. Class A	20,700	155,899
Synertone Communication Corp. (a)	2,176	150
Taiji Computer Corp. Ltd. Class A	208,836	1,282,702
TAL Education Group ADR (a)	404,933	2,595,621
Tangrenshen Group Co. Ltd. Class A (a)	394,000	468,167
Tangshan Jidong Cement Co. Ltd. Class A	29,000	36,655
Tayho Advanced Materials Group Co. Ltd. Class A	377,800	1,319,794
TBEA Co. Ltd. Class A	167,100	528,263
TCL Electronics Holdings Ltd. (a)	52,000	21,926
TCL Technology Group Corp. Class A	1,398,700	902,282
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	383,900	2,709,041
Tech-Bank Food Co. Ltd. Class A (a)	563,920	476,277
Telling Telecommunication Holding Co. Ltd. Class A	51,300	85,085
Tencent Holdings Ltd.	5,701,194	280,195,497
Tencent Music Entertainment Group ADR (a)	486,953	4,031,971
Three's Co. Media Group Co. Ltd. Class A	4,599	104,473
Thunder Software Technology Co. Ltd. Class A	19,500	307,665
Tian Ge Interactive Holdings Ltd. (c)	70,000	4,325
Tiangong International Co. Ltd.	280,000	90,243
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	23,800	107,159

See accompanying notes to financial statements.
70

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	180,400	$ 154,727
Tianli International Holdings Ltd.	1,464,000	443,865
Tianma Microelectronics Co. Ltd. Class A	173,100	264,919
Tianneng Power International Ltd. (b)	288,000	340,833
Tianqi Lithium Corp. Class A (a)	74,874	823,393
Tianshan Aluminum Group Co. Ltd. Class A	230,800	255,089
Tianshui Huatian Technology Co. Ltd. Class A	239,200	351,801
Tibet Summit Resources Co. Ltd. Class A (a)	53,900	179,580
Tingyi Cayman Islands Holding Corp.	2,925,020	4,873,822
Titan Wind Energy Suzhou Co. Ltd. Class A	774,089	1,663,762
Tofflon Science & Technology Group Co. Ltd. Class A	73,900	290,120
Toly Bread Co. Ltd. Class A	10,584	23,997
Tong Ren Tang Technologies Co. Ltd. Class H	10,000	8,790
Tongcheng Travel Holdings Ltd. (a)	649,200	1,412,536
TongFu Microelectronics Co. Ltd. Class A (a)	169,344	547,440
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	106,700	66,189
Tongwei Co. Ltd. Class A	429,600	2,434,106
Topchoice Medical Corp. Class A (a)	29,500	555,351
Topsec Technologies Group, Inc. Class A	376,800	672,142
Topsports International Holdings Ltd. (c)	1,343,000	1,228,382
Transfar Zhilian Co. Ltd. Class A	175,300	155,458
TravelSky Technology Ltd. Class H	1,993,514	3,722,943
Trigiant Group Ltd. (a)	22,000	1,079
Trina Solar Co. Ltd. Class A	159,053	1,206,452
Trip.com Group Ltd. (a)	486,908	18,223,501
Triumph New Energy Co. Ltd. Class H (a)(b)	76,000	79,970
Tsingtao Brewery Co. Ltd. Class A	230,044	4,039,915
Tsingtao Brewery Co. Ltd. Class H	274,000	2,991,331
Tuya, Inc. ADR (a)(b)	45,596	86,176
Security Description	Shares	Value
Unigroup Guoxin Microelectronics Co. Ltd. Class A	53,759	$ 869,954
Uni-President China Holdings Ltd.	145,000	146,294
Unisplendour Corp. Ltd. Class A	230,776	984,292
Universal Health International Group Holding Ltd. (a)	6,900	113
Universal Scientific Industrial Shanghai Co. Ltd. Class A	208,600	537,349
Up Fintech Holding Ltd. ADR (a)(b)	90,938	302,824
Uxin Ltd. ADR (a)(b)	14,955	33,499
Valiant Co. Ltd. Class A	408,300	1,024,421
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	42,500	58,255
Vipshop Holdings Ltd. ADR (a)	416,085	6,316,170
Visionox Technology, Inc. Class A (a)	149,100	161,751
Visual China Group Co. Ltd. Class A	210,500	511,284
Viva Biotech Holdings (a)(b)(c)	683,500	129,735
Vnet Group, Inc. ADR (a)(b)	82,852	268,440
Walvax Biotechnology Co. Ltd. Class A	181,600	912,059
Wanda Hotel Development Co. Ltd. (a)	780,000	27,822
Wangneng Environment Co. Ltd. Class A	194,810	508,918
Wanhua Chemical Group Co. Ltd. Class A	201,400	2,811,910
Want Want China Holdings Ltd.	6,297,976	4,051,590
Wasu Media Holding Co. Ltd. Class A	370,500	482,325
Weibo Corp. ADR (a)	45,754	917,825
Weichai Power Co. Ltd. Class A	2,095,688	3,848,183
Weichai Power Co. Ltd. Class H	1,612,000	2,587,430
Weimob, Inc. (a)(b)(c)	1,809,000	1,119,974
Wellhope Foods Co. Ltd. Class A (a)	355,800	618,102
Wens Foodstuffs Group Co. Ltd. Class A	166,100	495,110
West China Cement Ltd.	3,826,000	467,896
Western Region Gold Co. Ltd. Class A	125,444	261,764
Western Superconducting Technologies Co. Ltd. Class A	20,456	242,858
Will Semiconductor Co. Ltd. Shanghai Class A	60,704	805,285

See accompanying notes to financial statements.
71

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Wingtech Technology Co. Ltd. Class A	153,472	$ 1,234,740
Winning Health Technology Group Co. Ltd. Class A	250,800	506,545
Wisdom Sports Group (a)	50,000	548
Wolong Electric Group Co. Ltd. Class A	202,600	372,612
Wuhan DR Laser Technology Corp. Ltd. Class A	21,056	332,245
Wuhan Guide Infrared Co. Ltd. Class A	802,347	1,412,546
Wuhan Jingce Electronic Group Co. Ltd. Class A	13,700	131,169
Wuliangye Yibin Co. Ltd. Class A	380,275	10,908,825
WUS Printed Circuit Kunshan Co. Ltd. Class A	232,450	727,411
WuXi AppTec Co. Ltd. Class A	405,499	4,694,301
WuXi AppTec Co. Ltd. Class H (c)	259,900	2,721,518
Wuxi Autowell Technology Co. Ltd. Class A	8,622	229,546
Wuxi Biologics Cayman, Inc. (a)(c)	3,233,000	20,015,898
Wuxi Boton Technology Co. Ltd. Class A	33,900	102,332
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	100,700	593,586
Wuxi NCE Power Co. Ltd. Class A	13,200	159,519
Wuxi Shangji Automation Co. Ltd. Class A	29,680	441,312
Wuxi Taiji Industry Co. Ltd. Class A	149,600	130,489
XD, Inc. (a)(b)	273,800	939,995
Xiabuxiabu Catering Management China Holdings Co. Ltd. (b)(c)	202,000	184,246
Xiamen C & D, Inc. Class A	139,100	244,483
Xiamen Faratronic Co. Ltd. Class A	16,312	346,820
Xiamen Kingdomway Group Co. Class A	181,600	643,386
Xi'an Sinofuse Electric Co. Ltd. Class A	14,200	275,654
Xiangcai Co. Ltd. Class A	66,400	92,146
Xiaomi Corp. Class B (a)(c)	15,307,200	23,594,688
Xilinmen Furniture Co. Ltd. Class A	189,900	866,915
Xinchen China Power Holdings Ltd. (a)	631,000	24,919
Xinhua Winshare Publishing & Media Co. Ltd. Class A	239,880	414,977
Xinhuanet Co. Ltd. Class A	161,200	666,414
Security Description	Shares	Value
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	803,900	$ 1,292,365
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	16,260	13,899
Xinjiang Tianshan Cement Co. Ltd. Class A	193,500	249,648
Xinjiang Xinxin Mining Industry Co. Ltd. Class H (a)	427,000	75,065
Xinte Energy Co. Ltd. Class H (b)	139,600	359,228
Xinxiang Richful Lube Additive Co. Ltd. Class A	14,500	234,498
Xinyangfeng Agricultural Technology Co. Ltd. Class A	434,600	679,685
Xinyi Glass Holdings Ltd.	3,547,874	6,354,577
Xinyi Solar Holdings Ltd.	4,192,876	5,026,142
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	169,153
XPeng, Inc. Class A (a)	839,130	4,676,710
Xtep International Holdings Ltd.	1,051,807	1,337,210
Xuji Electric Co. Ltd. Class A	69,900	238,181
Xunlei Ltd. ADR (a)	87,201	159,578
Yadea Group Holdings Ltd. (c)	620,000	1,599,373
YaGuang Technology Group Co. Ltd. Class A (a)	36,200	40,642
Yangling Metron New Material, Inc. Class A	32,500	212,587
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (c)	6,500	13,381
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	41,000	328,368
Yankuang Energy Group Co. Ltd. Class H (b)	1,523,481	5,453,515
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	555,312	1,318,071
Yantai Eddie Precision Machinery Co. Ltd. Class A	403,529	1,062,985
Yantai Zhenghai Bio-tech Co. Ltd.	5,925	38,765
Yatsen Holding Ltd. ADR (a)(b)	212,312	314,222
Yeahka Ltd. (a)(b)	136,400	405,727
Yealink Network Technology Corp. Ltd. Class A	20,645	228,507
Yestar Healthcare Holdings Co. Ltd. (a)	22,500	975
YGSOFT, Inc. Class A	1,168,881	1,591,461

See accompanying notes to financial statements.
72

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a)(b)(c)	74,000	$ 70,513
Yidu Tech, Inc. (a)(b)(c)	363,000	338,494
Yifeng Pharmacy Chain Co. Ltd. Class A	61,724	519,692
Yihai International Holding Ltd. (a)(b)	250,000	734,081
Yijiahe Technology Co. Ltd. Class A	21,520	128,011
Yincheng International Holding Co. Ltd. (a)	96,000	2,165
Yip's Chemical Holdings Ltd.	10,000	4,662
Yixin Group Ltd. (a)(b)(c)	71,500	9,291
Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	174,947
YongXing Special Materials Technology Co. Ltd. Class A	20,500	250,455
Yonyou Network Technology Co. Ltd. Class A	445,470	1,631,437
Yotrio Group Co. Ltd. Class A	1,185,430	604,168
Youdao, Inc. ADR (a)(b)	27,307	232,110
Youngy Co. Ltd. Class A (a)	17,200	189,775
Youzu Interactive Co. Ltd. Class A (a)	225,000	427,570
YTO Express Group Co. Ltd. Class A	403,400	1,076,156
Yuexiu Property Co. Ltd.	2,793,000	4,212,654
Yuexiu Transport Infrastructure Ltd.	1,258	667
Yum China Holdings, Inc.	412,661	26,158,581
Yunda Holding Co. Ltd. Class A	429,288	739,516
Yunnan Aluminium Co. Ltd. Class A	198,400	393,200
Yunnan Baiyao Group Co. Ltd. Class A	37,100	295,512
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,600	197,929
Yunnan Energy New Material Co. Ltd. Class A	36,683	607,991
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (a)	42,100	69,888
Yunnan Tin Co. Ltd. Class A	54,400	117,715
Yunnan Yuntianhua Co. Ltd. Class A (a)	53,700	165,933
Yusys Technologies Co. Ltd. Class A	28,320	76,663
Zai Lab Ltd. (a)	700,490	2,324,571
Zangge Mining Co. Ltd. Class A	63,200	222,345
Security Description	Shares	Value
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	$ 637,725
Zhaojin Mining Industry Co. Ltd. Class H (a)	141,000	214,106
Zhefu Holding Group Co. Ltd. Class A	1,684,600	998,401
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	50,900	171,883
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	396,700	347,754
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	279,482
Zhejiang Chint Electrics Co. Ltd. Class A	143,200	583,243
Zhejiang Communications Technology Co. Ltd.	383,000	343,553
Zhejiang Crystal-Optech Co. Ltd. Class A	396,700	804,110
Zhejiang Dahua Technology Co. Ltd. Class A	188,400	620,291
Zhejiang Dingli Machinery Co. Ltd. Class A	35,000	279,244
Zhejiang Expressway Co. Ltd. Class H	2,632,740	2,092,790
Zhejiang HangKe Technology, Inc.Co. Class A	63,429	413,790
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	222,400	228,641
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	31,500	92,519
Zhejiang Huayou Cobalt Co. Ltd. Class A	121,800	975,493
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	174,300	220,562
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	20,720	74,283
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	195,000	1,853,938
Zhejiang Jingu Co. Ltd. Class A (a)	411,700	443,636
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	209,320	403,259
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	343,700	412,902
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	16,000	77,538

See accompanying notes to financial statements.
73

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Zhejiang Juhua Co. Ltd. Class A	388,100	$ 999,171
Zhejiang Meida Industrial Co. Ltd. Class A	182,900	325,994
Zhejiang Narada Power Source Co. Ltd. Class A (a)	132,300	445,604
Zhejiang NHU Co. Ltd. Class A	256,088	669,372
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	558,021	323,406
Zhejiang Orient Gene Biotech Co. Ltd. Class A	5,599	55,824
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	237,542	890,700
Zhejiang Semir Garment Co. Ltd. Class A	161,800	141,837
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	20,575	56,896
Zhejiang Supor Co. Ltd. Class A	24,277	191,429
Zhejiang Tiantie Industry Co. Ltd. Class A	158,400	239,423
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	16,560	56,910
Zhejiang Weiming Environment Protection Co. Ltd. Class A	431,541	1,146,201
Zhejiang Weixing New Building Materials Co. Ltd. Class A	177,200	627,282
Zhejiang Windey Co. Ltd. Class A	78,700	167,088
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	4,200	29,112
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	212,300	413,019
Zhejiang Yasha Decoration Co. Ltd. Class A	1,273,025	893,507
Zhejiang Yongtai Technology Co. Ltd. Class A	227,460	692,916
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	123,800	124,747
Zheshang Securities Co. Ltd. Class A	197,800	290,048
Zhihu, Inc. ADR (a)(b)	315,765	401,022
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(b)(c)	381,100	1,201,565
Zhongji Innolight Co. Ltd. Class A	14,400	123,507
Zhongsheng Group Holdings Ltd.	193,000	951,484
Security Description	Shares	Value
Zhou Hei Ya International Holdings Co. Ltd. (a)(b)(c)	36,500	$ 17,250
Zhuzhou CRRC Times Electric Co. Ltd.	823,025	3,580,444
Zhuzhou Hongda Electronics Corp. Ltd. Class A	7,800	51,793
Zhuzhou Kibing Group Co. Ltd. Class A	51,800	78,673
Zijin Mining Group Co. Ltd. Class A	789,400	1,424,237
Zijin Mining Group Co. Ltd. Class H	7,326,431	12,245,017
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,789,500	1,618,219
ZTE Corp. Class H	1,615,945	4,734,646
ZTO Express Cayman, Inc. ADR	424,517	12,166,657
ZWSOFT Co. Ltd. Guangzhou Class A	7,299	238,007
		2,373,047,005
COLOMBIA — 0.2%
Banco Davivienda SA Preference Shares	237,809	1,230,053
Banco de Bogota SA	61,686	429,218
Bancolombia SA ADR	118,804	2,985,545
Bancolombia SA	321,040	2,410,913
Bolsa de Valores de Colombia	269,771	586,520
Celsia SA ESP	124,135	77,263
Cementos Argos SA	192,438	124,649
Cementos Argos SA Preference Shares	186,320	94,773
Constructora Conconcreto SA	137,817	6,016
Corp. Financiera Colombiana SA (a)	124,090	305,743
Ecopetrol SA	3,110,485	1,635,583
Empresa de Telecomunicaciones de Bogota (a)	4,219,452	103,238
Grupo Argos SA Preference Shares	232,379	295,255
Grupo Argos SA	65,006	126,822
Grupo Aval Acciones y Valores SA (a)	3,155,463	375,867
Grupo de Inversiones Suramericana SA Preference Shares	125,896	305,059
Grupo de Inversiones Suramericana SA	3,661	31,783
Grupo Nutresa SA	5,700	61,168
Interconexion Electrica SA ESP	465,643	1,514,064

See accompanying notes to financial statements.
74

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Procaps Group SA (a)(b)	10,623	$ 47,910
		12,747,442
CYPRUS — 0.0% (f)
Phoenix Vega Mezz PLC (a)	469,820	22,459
CZECH REPUBLIC — 0.3%
CEZ AS	264,323	12,855,975
Komercni Banka AS	155,928	5,177,419
		18,033,394
EGYPT — 0.1%
Commercial International Bank Egypt SAE	3,900,247	6,459,468
Egypt Kuwait Holding Co. SAE	1,737,637	2,088,640
Egyptian Financial Group-Hermes Holding Co. (a)	2,206,801	1,200,127
Orascom Financial Holding SAE (a)	103,265	637
Orascom Investment Holding (a)	105,174	662
QALA For Financial Investments (a)	809,832	48,984
		9,798,518
GREECE — 0.4%
Alpha Services & Holdings SA (a)	941,196	1,150,383
Danaos Corp. (b)	5,519	301,448
Diana Shipping, Inc.	56,663	220,986
Eurobank Ergasias Services & Holdings SA Class A (a)	3,843,120	5,081,410
FF Group (a)(d)	5,627	—
Fourlis Holdings SA	176	677
GEK Terna Holding Real Estate Construction SA (a)	50,788	605,861
Hellenic Exchanges - Athens Stock Exchange SA	267,677	1,141,459
Hellenic Telecommunications Organization SA	221,058	3,239,872
Holding Co. ADMIE IPTO SA	6,139	11,739
Intralot SA-Integrated Information Systems & Gaming Services (a)	1,761,387	1,243,878
JUMBO SA	90,893	1,925,638
LAMDA Development SA (a)	26,209	166,008
MIG Holdings SA (a)	2,135,420	503,446
Mytilineos SA	181	5,152
National Bank of Greece SA (a)	387,277	1,880,784
OceanPal, Inc.	5,851	2,040
OPAP SA (a)	328,760	5,282,711
Security Description	Shares	Value
Piraeus Financial Holdings SA (a)	666,647	$ 1,446,746
Public Power Corp. SA (a)	61,446	532,729
Safe Bulkers, Inc. (b)	166,411	614,057
Sarantis SA	29,859	221,567
Star Bulk Carriers Corp.	66,982	1,414,660
Terna Energy SA	215	4,592
Tsakos Energy Navigation Ltd.	29,331	569,901
United Maritime Corp.	924	2,661
		27,570,405
HONG KONG — 0.4%
AGTech Holdings Ltd. (a)	56,000	1,819
Alibaba Pictures Group Ltd. (a)(b)	19,742,400	1,282,635
C Fiber Optic (a)(d)	88,800	—
CA Cultural Technology Group Ltd. (a)	65,000	555
Chia Tai Enterprises International Ltd. (a)	2,300	668
China Boton Group Co. Ltd. (a)	180,000	67,185
China Common Rich Renewable Energy Investments Ltd. (a)(d)	856,000	—
China Financial International Investments Ltd. (a)	640,000	3,098
China Financial Leasing Group Ltd. (a)	2,000	79
China High Speed Transmission Equipment Group Co. Ltd. (a)	1,862,000	694,993
China Huishan Dairy Holdings Co. Ltd. (a)(d)	310,600	—
China Huiyuan Juice Group Ltd. (a)(d)	188,500	—
China Investment Fund Co. Ltd. (a)	488,000	121,845
China Jicheng Holdings Ltd. (a)(c)	1,123	63
China National Culture Group Ltd. (a)	23,000	176
Chong Sing Holdings FinTech Group Ltd. (a)(d)	2,281,618	—
Citychamp Watch & Jewellery Group Ltd. (a)	3,820,000	569,354
Comba Telecom Systems Holdings Ltd. (b)	146,117	27,548
Concord New Energy Group Ltd.	120,000	10,701
Crystal International Group Ltd. (c)	37,500	12,898
Digital China Holdings Ltd.	1,919,000	884,946
Eternity Investment Ltd. (a)	40,574	444
Feiyu Technology International Co. Ltd. (a)(c)	19,500	919

See accompanying notes to financial statements.
75

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
First Shanghai Investments Ltd. (a)	40,000	$ 718
Fullshare Holdings Ltd. (a)	3,899,500	55,140
Guotai Junan International Holdings Ltd.	1,700,000	138,600
Gushengtang Holdings Ltd. (a)	57,000	412,799
Hengdeli Holdings Ltd. (a)	18,985,600	331,343
Hi Sun Technology China Ltd. (a)(b)	225,000	22,643
Hua Yin International Holdings Ltd. (a)	7,090,000	438,047
Huabao International Holdings Ltd. (b)	1,497,651	700,180
Huayi Tencent Entertainment Co. Ltd. (a)	110,000	1,962
Imperial Pacific International Holdings Ltd. (a)	1,043,500	8,508
IRC Ltd. (a)(b)	44,000	555
Kingboard Laminates Holdings Ltd.	992,000	1,036,236
Life Healthcare Group Ltd. (a)	8,800	106
MH Development NPV (a)(b)(d)	106,000	—
National Agricultural Holdings Ltd. (a)(b)(d)	72,000	—
Neo Telemedia Ltd. (a)	11,860,000	120,867
New Provenance Everlasting Holdings Ltd. Class H (a)	5,858,030	8,955
Nine Dragons Paper Holdings Ltd.	2,778,735	2,081,410
Nissin Foods Co. Ltd. (b)	42,000	37,078
Orient Overseas International Ltd.	72,000	1,377,639
Ozner Water International Holding Ltd. (a)(d)	738,000	—
Pou Sheng International Holdings Ltd.	1,714,000	144,108
Productive Technologies Co. Ltd. (a)(b)	1,618,000	175,199
Real Nutriceutical Group Ltd. (a)(d)	199,000	—
SIM Technology Group Ltd. (a)	6,962,000	243,893
Sino Biopharmaceutical Ltd.	12,435,000	6,969,981
Sinopharm Tech Holdings Ltd. (a)	70,000	187
Skyworth Group Ltd. (b)	1,013,992	523,146
Solargiga Energy Holdings Ltd.	8,333,000	286,615
Solartech International Holdings Ltd. (a)	1,000,000	6,115
SSY Group Ltd.	199,740	120,354
Suncorp Technologies Ltd. (a)	242,500	8,186
Security Description	Shares	Value
Tech-Pro, Inc. (a)(b)(d)	484,000	$ —
Tibet Water Resources Ltd. (a)	67,000	3,585
Time Interconnect Technology Ltd.	1,088,000	253,637
TROOPS, Inc. (a)(b)	39,609	131,502
United Energy Group Ltd. (a)	8,106,000	960,335
United Laboratories International Holdings Ltd.	168,000	116,852
Vision Values Holdings Ltd. (a)	90,000	1,295
Wasion Holdings Ltd.	24,000	10,456
WH Group Ltd. (c)	7,549,721	4,501,009
Xinyi Electric Storage Holdings Ltd. (a)	13,475	6,317
		24,915,484
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	751,459	5,503,634
OTP Bank Nyrt	286,272	8,162,491
Richter Gedeon Nyrt	197,938	4,141,551
		17,807,676
INDIA — 17.3%
360 ONE WAM Ltd.	42,336	221,873
3i Infotech Ltd. (a)	457,482	152,805
Aarti Drugs Ltd.	13,706	56,328
Aarti Industries Ltd.	148,659	937,276
Aarti Pharmalabs Ltd. (a)	30,225	101,452
Aavas Financiers Ltd. (a)	22,178	434,682
ABB India Ltd.	26,811	1,097,838
Adani Enterprises Ltd.	249,597	5,316,303
Adani Green Energy Ltd. (a)	386,789	4,147,101
Adani Ports & Special Economic Zone Ltd.	797,742	6,133,826
Adani Power Ltd. (a)	981,400	2,288,033
Adani Total Gas Ltd.	260,421	2,749,738
Adani Transmission Ltd. (a)	275,991	3,334,930
Adani Wilmar Ltd. (a)	131,057	647,212
Aditya Birla Capital Ltd. GDR (a)	285	533
Aditya Birla Fashion & Retail Ltd. (a)	291,522	760,353
Aegis Logistics Ltd.	55,614	256,441
Affle India Ltd. (a)	23,859	286,572
AIA Engineering Ltd.	25,997	918,345
Ajanta Pharma Ltd.	10,603	155,957
Alembic Pharmaceuticals Ltd.	24,152	145,869
Alkem Laboratories Ltd.	7,627	315,177
Alkyl Amines Chemicals	1,946	51,038
Alok Industries Ltd. (a)	2,838,539	400,658
Ambuja Cements Ltd.	464,694	2,066,972
Anant Raj Ltd.	1,499,462	2,228,690

See accompanying notes to financial statements.
76

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Andhra Sugars Ltd.	83,560	$ 110,319
Angel One Ltd.	43,568	616,470
Apar Industries Ltd.	16,042	488,956
Apcotex Industries Ltd.	40,988	243,162
APL Apollo Tubes Ltd.	171,938	2,521,771
Apollo Hospitals Enterprise Ltd.	148,855	7,808,220
Aptus Value Housing Finance India Ltd.	103,740	306,616
Asahi India Glass Ltd.	41,269	227,053
Ashapura Minechem Ltd.	229,107	312,511
Ashok Leyland Ltd.	1,152,189	1,951,568
Asian Paints Ltd.	409,278	13,753,324
Astral Ltd.	64,860	1,055,186
AstraZeneca Pharma India Ltd.	56,086	2,219,895
Atul Ltd.	11,663	987,600
AU Small Finance Bank Ltd. (c)	238,097	1,678,043
Aurobindo Pharma Ltd.	485,042	3,057,832
Avanti Feeds Ltd.	36,362	150,191
Avenue Supermarts Ltd. (a)(c)	150,560	6,230,792
Axis Bank Ltd.	2,375,112	24,811,044
Azure Power Global Ltd. (a)(b)	32,817	81,714
Bajaj Auto Ltd.	83,607	3,952,086
Bajaj Finance Ltd.	284,777	19,463,039
Bajaj Finserv Ltd.	417,067	6,427,346
Bajaj Hindusthan Sugar Ltd. (a)	1,976,739	310,284
Bajaj Holdings & Investment Ltd.	24,343	1,753,573
Balaji Amines Ltd.	1,836	43,414
Balkrishna Industries Ltd.	70,929	1,684,232
Balrampur Chini Mills Ltd.	637,808	3,071,366
Bandhan Bank Ltd. (a)(c)	952,256	2,268,173
Barbeque Nation Hospitality Ltd. (a)	7,754	59,738
BASF India Ltd.	11,757	325,547
Bata India Ltd.	8,766	151,288
Bayer CropScience Ltd.	11,682	579,626
Berger Paints India Ltd.	164,443	1,163,952
BF Investment Ltd. (a)	256,422	1,244,473
Bharat Dynamics Ltd.	25,805	310,448
Bharat Electronics Ltd.	3,066,350	3,639,734
Bharat Forge Ltd.	192,341	1,803,171
Bharat Heavy Electricals Ltd.	2,901,159	2,472,864
Bharat Petroleum Corp. Ltd.	703,734	2,948,263
Bharti Airtel Ltd.	2,790,803	25,434,995
Biocon Ltd.	545,091	1,368,655
Birlasoft Ltd.	294,494	935,809
Black Box Ltd. (a)	11,600	13,176
Bombay Dyeing & Manufacturing Co. Ltd. (a)	152,282	105,156
Security Description	Shares	Value
Borosil Renewables Ltd. (a)	35,930	$ 179,623
Bosch Ltd.	2,259	532,432
Brightcom Group Ltd.	1,099,816	195,386
Britannia Industries Ltd.	217,937	11,461,764
Camlin Fine Sciences Ltd. (a)	79,934	123,963
Can Fin Homes Ltd.	136,555	879,322
Caplin Point Laboratories Ltd.	106,206	770,157
Carborundum Universal Ltd.	10,281	123,311
Care Ratings Ltd.	27,968	218,755
Cartrade Tech Ltd. (a)	27,696	131,112
Carysil Ltd.	29,156	193,528
Castrol India Ltd.	342,884	462,909
Central Bank of India Ltd. (a)	470,358	137,932
CG Power & Industrial Solutions Ltd.	678,182	2,476,056
Chalet Hotels Ltd. (a)	91,645	404,963
Chambal Fertilisers & Chemicals Ltd.	84,167	270,477
Chennai Petroleum Corp. Ltd.	60,026	173,470
Cholamandalam Investment & Finance Co. Ltd.	356,876	3,305,931
Cipla Ltd.	820,646	8,992,081
City Union Bank Ltd.	107,334	164,366
Coal India Ltd.	1,408,759	3,662,353
Coforge Ltd.	35,632	1,653,686
Colgate-Palmolive India Ltd.	74,861	1,373,063
Computer Age Management Services Ltd.	2,126	52,539
Container Corp. Of India Ltd.	115,786	817,508
CORE Education & Technologies Ltd. (a)(d)	9,253	—
Coromandel International Ltd.	76,544	818,925
CreditAccess Grameen Ltd. (a)	50,424	561,531
CRISIL Ltd.	15,835	620,163
Crompton Greaves Consumer Electricals Ltd.	332,868	1,186,753
Cummins India Ltd.	37,084	735,340
Dabur India Ltd.	581,676	3,856,724
Dalmia Bharat Ltd.	21,058	504,334
Data Patterns India Ltd.	16,303	272,905
DCB Bank Ltd.	1,849,965	2,397,363
DCM Shriram Ltd.	34,047	309,637
Deepak Fertilisers & Petrochemicals Corp. Ltd.	47,867	319,589
Deepak Nitrite Ltd.	131,889	2,957,061
Delta Corp. Ltd.	221,316	486,622
Dhani Services Ltd. (a)	328,569	106,148

See accompanying notes to financial statements.
77

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Dilip Buildcon Ltd. (c)	18,370	$ 37,754
Dish TV India Ltd. (a)	2,241,528	354,575
Dishman Carbogen Amcis Ltd. (a)	143,211	217,389
Divi's Laboratories Ltd.	114,456	3,932,094
Dixon Technologies India Ltd.	32,046	1,115,727
DLF Ltd.	383,659	1,665,211
Dr Lal PathLabs Ltd. (c)	28,570	635,522
Dr Reddy's Laboratories Ltd. ADR	181,986	10,360,463
DRC Systems India Ltd. (a)	10,290	6,116
Dwarikesh Sugar Industries Ltd.	141,901	147,370
Easy Trip Planners Ltd. (a)	859,866	456,182
Edelweiss Financial Services Ltd.	547,768	350,593
Educomp Solutions Ltd. (a)	434,981	6,881
Eicher Motors Ltd.	117,369	4,211,402
EID Parry India Ltd.	56,011	319,440
EKI Energy Services Ltd.	14,581	95,906
Elecon Engineering Co. Ltd.	53,898	250,627
Elgi Equipments Ltd.	195,997	1,044,944
Emami Ltd.	63,987	279,166
Embassy Office Parks REIT	203,854	774,339
Endurance Technologies Ltd. (c)	13,646	206,170
EPL Ltd.	108,237	213,623
Equitas Small Finance Bank Ltd. (a)(c)	185,758	151,667
Era Infra Engineering Ltd. (a)(d)	2,941	—
Escorts Kubota Ltd.	54,829	1,261,636
Exide Industries Ltd. (a)	115,158	249,352
Fairchem Organics Ltd.	8,741	97,224
FDC Ltd. (a)	241,035	751,708
Federal Bank Ltd.	552,239	889,012
Fine Organic Industries Ltd.	9,937	520,764
Finolex Industries Ltd.	131,346	272,657
Firstsource Solutions Ltd.	43,885	56,336
Fortis Healthcare Ltd. (a)	689,975	2,182,028
FSN E-Commerce Ventures Ltd. (a)	337,275	509,919
Future Consumer Ltd. (a)	4,892,649	29,767
Future Lifestyle Fashions Ltd. (a)	406,063	23,470
Future Retail Ltd. (a)	1,285,080	32,837
GAIL India Ltd.	4,381,602	5,606,126
Gammon India Ltd. (a)(d)	139,302	—
Gateway Distriparks Ltd.	1,667,889	1,266,404
Gitanjali Gems Ltd. (a)(d)	3,573	—
Gland Pharma Ltd. (a)(c)	15,345	236,806
GlaxoSmithKline Pharmaceuticals Ltd.	1,756	28,306
Glenmark Pharmaceuticals Ltd.	114,379	646,755
GMM Pfaudler Ltd.	9,721	173,407
Security Description	Shares	Value
Godawari Power & Ispat Ltd.	49,826	$ 211,533
Godrej Consumer Products Ltd. (a)	257,052	3,028,198
Godrej Industries Ltd. (a)	700,279	3,441,215
Godrej Properties Ltd. (a)	43,265	542,797
Gokaldas Exports Ltd. (a)	63,513	275,127
Granules India Ltd.	526,755	1,863,264
Graphite India Ltd.	114,017	364,252
Grasim Industries Ltd. GDR	209	4,159
Grasim Industries Ltd.	300,688	5,973,696
Grindwell Norton Ltd.	15,607	356,721
GTL Infrastructure Ltd. (a)	10,110,871	86,121
GTL Ltd. (a)	595,852	34,802
Gujarat Ambuja Exports Ltd.	36,447	103,045
Gujarat Fluorochemicals Ltd.	19,545	718,277
Gujarat Gas Ltd.	128,437	718,275
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	45,747	283,530
Gujarat NRE Coke Ltd. (a)(d)	25,505	—
Gujarat Pipavav Port Ltd.	19,364	27,438
Gujarat State Petronet Ltd.	135,130	435,731
GVK Power & Infrastructure Ltd. (a)	4,635,103	115,620
Happiest Minds Technologies Ltd.	21,738	203,103
Havells India Ltd.	257,448	3,723,140
HCL Technologies Ltd.	1,410,787	18,629,959
HDFC Asset Management Co. Ltd. (c)	14,174	294,553
HDFC Bank Ltd.	2,874,732	56,301,827
HDFC Life Insurance Co. Ltd. (c)	810,202	4,921,399
HEG Ltd.	31,497	352,865
Hemisphere Properties India Ltd. (a)	180,110	180,477
Hero MotoCorp Ltd.	224,694	6,417,856
HFCL Ltd.	747,061	554,052
Himadri Speciality Chemical Ltd.	432,772	459,721
Himatsingka Seide Ltd.	51,404	43,221
Hindalco Industries Ltd.	1,345,744	6,637,634
Hindustan Aeronautics Ltd.	35,673	1,185,490
Hindustan Construction Co. Ltd. (a)	4,948,146	824,867
Hindustan Oil Exploration Co. Ltd. (a)	82,919	121,277
Hindustan Petroleum Corp. Ltd.	403,634	1,163,028
Hindustan Unilever Ltd.	990,797	30,867,729
Hindustan Zinc Ltd.	36,988	132,028
Hitachi Energy India Ltd.	10,428	424,238
Hle Glascoat Ltd.	8,835	54,268

See accompanying notes to financial statements.
78

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Honeywell Automation India Ltd.	1,526	$ 675,616
Housing Development & Infrastructure Ltd. (a)	124,529	3,864
Housing Development Finance Corp. Ltd.	1,842,019	58,847,332
ICICI Bank Ltd. ADR	2,558,014	55,201,942
ICICI Lombard General Insurance Co. Ltd. (c)	205,332	2,672,133
ICICI Prudential Life Insurance Co. Ltd. (c)	222,946	1,181,974
ICICI Securities Ltd. (c)	88,051	458,616
IDFC First Bank Ltd. (a)	650,402	435,672
IDFC Ltd.	358,948	343,082
IFB Industries Ltd. (a)	13,354	119,838
IFCI Ltd. (a)	1,496,534	178,457
IIFL Finance Ltd.	106,937	635,122
IIFL Securities Ltd.	64,148	39,067
India Cements Ltd.	392,873	884,631
Indiabulls Enterprises Ltd. (a)	29,442	2,888
Indiabulls Housing Finance Ltd. (a)	309,824	367,005
Indiabulls Real Estate Ltd. (a)	499,230	297,050
IndiaMart InterMesh Ltd. (c)	5,646	344,861
Indian Energy Exchange Ltd. (c)	253,936	395,353
Indian Hotels Co. Ltd.	1,618,441	6,387,508
Indian Oil Corp. Ltd.	2,497,447	2,367,306
Indian Overseas Bank (a)	458,987	125,383
Indian Railway Catering & Tourism Corp. Ltd.	102,377	713,553
Indo Count Industries Ltd.	55,166	75,215
Indraprastha Gas Ltd.	295,122	1,539,486
Indus Towers Ltd.	827,693	1,440,210
IndusInd Bank Ltd.	355,405	4,618,438
Infibeam Avenues Ltd. (a)	2,862,548	492,867
Info Edge India Ltd.	76,032	3,444,881
Infosys Ltd. ADR (b)	3,648,948	63,637,653
Inox Wind Ltd. (a)	175,379	199,211
Intellect Design Arena Ltd.	147,201	735,445
InterGlobe Aviation Ltd. (a)(c)	48,840	1,135,475
IOL Chemicals & Pharmaceuticals Ltd.	14,129	48,628
Ipca Laboratories Ltd.	111,294	1,097,400
IRB Infrastructure Developers Ltd.	575,295	176,055
ITC Ltd.	2,276,984	10,625,417
IVRCL Ltd. (a)(d)	5,304,684	—
Jain Irrigation Systems Ltd. (a)	674,875	281,258
Jaiprakash Associates Ltd. (a)	2,807,025	237,384
Jaiprakash Power Ventures Ltd. (a)	11,342,900	766,016
Security Description	Shares	Value
JB Chemicals & Pharmaceuticals Ltd.	18,096	$ 435,178
Jet Airways India Ltd. (a)	218,933	153,446
Jindal Saw Ltd.	197,258	350,196
Jindal Stainless Ltd. (a)	156,843	553,075
Jindal Steel & Power Ltd.	300,857	1,999,551
JK Cement Ltd.	10,287	365,967
JK Paper Ltd.	42,097	195,521
JM Financial Ltd.	172,317	124,967
Johnson Controls-Hitachi Air Conditioning India Ltd. (a)	4,144	51,259
JSW Energy Ltd.	435,711	1,276,926
JSW Ispat Special Products Ltd. (a)	195,781	74,089
JSW Steel Ltd.	804,692	6,737,548
Jubilant Foodworks Ltd.	485,034	2,597,432
Jubilant Ingrevia Ltd.	75,470	330,550
Jubilant Pharmova Ltd.	81,254	275,700
Just Dial Ltd. (a)	43,576	315,596
Kansai Nerolac Paints Ltd.	12,317	57,971
KEI Industries Ltd.	201,020	4,154,931
Kiri Industries Ltd. (a)	17,846	61,465
Kirloskar Ferrous Industries Ltd.	37,724	213,471
Kotak Mahindra Bank Ltd.	1,121,212	23,641,191
KPIT Technologies Ltd.	244,512	2,752,387
L&T Finance Holdings Ltd.	106,817	106,645
L&T Technology Services Ltd. (c)	24,507	1,007,491
Lanco Infratech Ltd. (a)(d)	15,749,074	—
Larsen & Toubro Ltd. GDR	981,798	26,017,647
Laurus Labs Ltd. (c)	225,799	804,889
Laxmi Organic Industries Ltd.	23,872	64,703
Lemon Tree Hotels Ltd. (a)(c)	426,631	401,025
LIC Housing Finance Ltd.	417,451	1,669,906
Linde India Ltd.	38,909	1,907,918
Lloyds Metals & Energy Ltd.	112,360	389,242
LTIMindtree Ltd. (c)	78,735	4,559,986
Lupin Ltd.	253,895	2,003,170
LUX Industries Ltd. (a)	67,412	952,459
Macrotech Developers Ltd. (a)	26,310	297,827
Mahanagar Gas Ltd.	8,933	106,898
Mahanagar Telephone Nigam Ltd. (a)	774,245	170,050
Mahindra & Mahindra Financial Services Ltd.	724,658	2,042,613
Mahindra & Mahindra Ltd. GDR	1,263,775	17,692,850
Maithan Alloys Ltd.	15,386	149,774
MakeMyTrip Ltd. (a)(b)	46,417	1,135,824
Manappuram Finance Ltd.	461,426	694,532
Mangalore Refinery & Petrochemicals Ltd. (a)	245,549	157,012

See accompanying notes to financial statements.
79

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Manpasand Beverages Ltd. (a)(d)	64,129	$ 2,282
Marico Ltd.	308,807	1,802,885
Marksans Pharma Ltd.	1,964,475	1,682,828
Maruti Suzuki India Ltd.	155,902	15,730,390
Max Financial Services Ltd. (a)	149,301	1,153,605
Max Healthcare Institute Ltd. (a)	518,265	2,781,695
Max India Ltd. (a)	17,805	17,646
Meghmani Finechem Ltd.	11,632	133,563
Metropolis Healthcare Ltd. (c)	18,780	285,256
Mirza International Ltd. (a)	63,295	26,841
Morepen Laboratories Ltd. (a)	238,705	74,938
Motherson Sumi Wiring India Ltd.	1,451,596	852,244
Mphasis Ltd.	36,754	803,103
MRF Ltd.	3,994	4,084,623
Multi Commodity Exchange of India Ltd.	53,130	980,399
Muthoot Finance Ltd.	93,218	1,111,538
Natco Pharma Ltd.	5,817	39,875
National Aluminium Co. Ltd.	863,131	823,405
Navin Fluorine International Ltd.	48,224	2,505,952
Nazara Technologies Ltd. (a)	37,875	238,013
NCC Ltd.	430,693	556,037
Nestle India Ltd.	31,643	7,586,889
Network18 Media & Investments Ltd. (a)	326,444	215,491
NHPC Ltd.	526,466	257,524
NIIT Ltd. (a)	126,531	502,460
Nippon Life India Asset Management Ltd. (c)	139,315	356,075
NMDC Ltd.	530,363	719,886
NMDC Steel Ltd. (a)	431,483	163,022
NTPC Ltd.	3,597,435	7,664,781
Oberoi Realty Ltd.	52,538	538,661
Oil & Natural Gas Corp. Ltd.	5,260,314	9,668,365
Oil India Ltd.	211,597	647,928
Olectra Greentech Ltd.	27,097	204,177
One 97 Communications Ltd. (a)	84,426	654,184
OnMobile Global Ltd.	15,429	11,340
Opto Circuits India Ltd. (a)	3,157,839	69,164
Oracle Financial Services Software Ltd.	598	23,749
Orient Electric Ltd.	135,694	446,300
Orissa Minerals Development Co. Ltd. (a)	11,634	335,398
Page Industries Ltd.	5,986	2,760,796
Paisalo Digital Ltd.	304,609	195,332
Patanjali Foods Ltd.	51,671	609,370
PB Fintech Ltd. (a)	107,652	836,904
Security Description	Shares	Value
PC Jeweller Ltd. (a)	207,951	$ 67,687
PCBL Ltd.	188,834	266,768
Persistent Systems Ltd.	26,237	1,471,596
Petronet LNG Ltd.	771,316	2,147,850
Pfizer Ltd.	23,871	1,007,080
Phoenix Mills Ltd.	46,414	734,734
PI Industries Ltd.	49,055	1,808,736
Pidilite Industries Ltd.	156,856	4,491,007
Piramal Enterprises Ltd.	77,296	638,016
Piramal Pharma Ltd. (a)	309,184	257,520
PNB Housing Finance Ltd. (a)(c)	20,478	127,865
Polycab India Ltd.	7,591	266,023
Poonawalla Fincorp Ltd.	148,008	526,783
Power Grid Corp. of India Ltd.	2,838,189	7,794,594
Praj Industries Ltd.	79,066	328,069
Prakash Industries Ltd. (a)	360,294	223,149
Prestige Estates Projects Ltd.	89,362	438,424
Prism Johnson Ltd. (a)	160,690	205,989
Procter & Gamble Health Ltd.	8,329	474,920
PS IT Infrastructure & Services Ltd. (a)(d)	620,932	68,755
PTC India Ltd.	1,203,628	1,245,625
Punj Lloyd Ltd. (a)	739,833	20,255
Quess Corp. Ltd. (c)	107,007	481,309
Radico Khaitan Ltd.	161,147	2,342,423
Rain Industries Ltd.	243,240	441,151
Rajesh Exports Ltd.	197,909	1,469,221
Rajratan Global Wire Ltd.	15,148	136,923
Rallis India Ltd.	134,218	315,039
Ramco Systems Ltd. (a)	6,541	15,206
Rategain Travel Technologies Ltd. (a)	65,968	275,888
RattanIndia Enterprises Ltd. (a)	917,146	392,269
RattanIndia Power Ltd. (a)	7,797,458	279,895
Raymond Ltd.	71,527	1,063,603
RBL Bank Ltd. (a)(c)	339,354	582,640
REC Ltd.	216,322	303,889
Redington Ltd.	367,729	745,682
Redtape Ltd. (a)	63,295	169,323
REI Agro Ltd. (a)(d)	1,873,023	—
Relaxo Footwears Ltd.	59,372	614,761
Reliance Communications Ltd. (a)	782,998	11,909
Reliance Industries Ltd. GDR (c)	1,663,469	93,736,478
Reliance Infrastructure Ltd. (a)	459,821	807,096
Reliance Power Ltd. (a)	3,696,851	447,585
Religare Enterprises Ltd. (a)	140,374	247,671
ReNew Energy Global PLC Class A (a)(b)	69,339	389,685

See accompanying notes to financial statements.
80

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Repco Home Finance Ltd.	59,480	$ 130,095
RITES Ltd.	65,919	284,386
Rolta India Ltd. (a)	1,722,545	34,584
Route Mobile Ltd.	26,319	437,430
Samvardhana Motherson International Ltd.	1,806,129	1,474,660
Sarda Energy & Minerals Ltd.	13,332	173,183
SBI Cards & Payment Services Ltd.	188,161	1,694,725
SBI Life Insurance Co. Ltd. (c)	295,637	3,961,012
Schaeffler India Ltd.	21,475	749,316
Schneider Electric Infrastructure Ltd. (a)	299,047	566,564
Sequent Scientific Ltd. (a)	952,289	841,252
Shankara Building Products Ltd.	60,987	454,606
Sharda Cropchem Ltd.	27,810	165,711
Shilpa Medicare Ltd.	133,976	373,077
Shree Cement Ltd.	5,731	1,826,148
Shree Renuka Sugars Ltd. (a)	1,159,926	622,429
Shriram Finance Ltd.	193,516	2,965,522
Siemens Ltd.	242,504	9,817,749
Sintex Industries Ltd. (a)	393,376	11,009
Sintex Plastics Technology Ltd. (a)	101,239	2,402
Sobha Ltd.	11,133	58,332
Solar Industries India Ltd.	6,483	299,173
Solara Active Pharma Sciences Ltd. (a)	102,896	409,981
Srei Infrastructure Finance Ltd. (a)	236,844	6,484
SRF Ltd.	99,034	2,906,399
Star Health & Allied Insurance Co. Ltd. (a)	24,449	154,192
State Bank of India GDR	213,746	13,530,122
Steel Authority of India Ltd.	1,197,491	1,205,032
Sterling & Wilson Renewable (a)	28,913	102,589
Sterlite Technologies Ltd.	196,178	352,217
Strides Pharma Science Ltd. (a)	199,431	694,881
Subex Ltd. (a)	285,651	98,713
Sudarshan Chemical Industries Ltd.	61,781	294,161
Sumitomo Chemical India Ltd.	35,853	185,891
Sun Pharma Advanced Research Co. Ltd. (a)	255,343	557,245
Sun Pharmaceutical Industries Ltd.	1,355,119	16,210,477
Sun TV Network Ltd.	150,900	763,566
Sundaram Finance Ltd.	29,319	820,358
Sundram Fasteners Ltd.	73,842	878,745
Supreme Industries Ltd.	36,652	1,121,001
Security Description	Shares	Value
Suven Life Sciences Ltd. (a)	659,561	$ 389,240
Suven Pharmaceuticals Ltd.	450,840	2,591,511
Suvidhaa Infoserve Ltd. (a)	56,568	2,237
Suzlon Energy Ltd. (a)	7,701,699	740,345
Swan Energy Ltd.	306,656	797,774
Symphony Ltd.	20,994	259,071
Syngene International Ltd. (c)	81,190	587,320
TAKE Solutions Ltd. (a)	197,628	32,464
Tanla Platforms Ltd.	56,957	362,641
TARC Ltd. (a)	1,400,752	581,214
Tarsons Products Ltd. (a)	31,421	203,458
Tata Communications Ltd.	199,882	3,029,271
Tata Consultancy Services Ltd.	1,095,432	42,732,278
Tata Consumer Products Ltd.	456,946	3,941,303
Tata Elxsi Ltd.	51,689	3,747,999
Tata Power Co. Ltd.	2,872,440	6,649,612
Tata Steel Ltd.	7,107,449	9,037,550
Tata Teleservices Maharashtra Ltd. (a)	720,163	485,907
TCNS Clothing Co. Ltd. (a)(c)	30,342	155,397
TeamLease Services Ltd. (a)	20,517	559,082
Tech Mahindra Ltd.	604,308	8,102,172
Tejas Networks Ltd. (a)(c)	242,607	1,714,552
Thermax Ltd.	17,675	493,091
Thirumalai Chemicals Ltd.	43,779	91,519
Thyrocare Technologies Ltd. (c)	99,262	519,183
Tide Water Oil Co. India Ltd.	14,378	145,193
Timken India Ltd.	28,206	945,703
Titan Co. Ltd.	370,072	11,324,723
Torrent Pharmaceuticals Ltd.	61,449	1,149,348
Torrent Power Ltd.	36,816	228,648
Trent Ltd.	152,103	2,544,751
Trident Ltd.	1,813,710	616,837
Tube Investments of India Ltd.	87,820	2,721,290
TV18 Broadcast Ltd. (a)	395,953	138,517
TVS Motor Co. Ltd.	130,990	1,716,940
Ujjivan Financial Services Ltd.	98,401	306,820
UltraTech Cement Ltd.	118,900	11,027,574
Unichem Laboratories Ltd.	283,314	998,705
Unitech Ltd. (a)	759,637	10,630
United Breweries Ltd.	104,976	1,819,524
United Spirits Ltd. (a)	464,465	4,274,327
UNO Minda Ltd.	213,590	1,250,105
UPL Ltd.	501,981	4,383,496
Usha Martin Ltd.	292,210	762,681

See accompanying notes to financial statements.
81

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
UTI Asset Management Co. Ltd.	40,642	$ 317,466
VA Tech Wabag Ltd. (a)	121,838	521,702
Vaibhav Global Ltd.	126,089	418,622
Vakrangee Ltd.	598,164	116,456
Vardhman Textiles Ltd. (a)	60,987	217,953
Varun Beverages Ltd.	136,565	2,304,817
Vedanta Ltd.	1,000,291	3,340,491
Venky's India Ltd.	17,057	298,416
Videocon Industries Ltd. (a)(d)	1,170,924	—
Vinati Organics Ltd.	12,062	265,421
VIP Industries Ltd.	98,790	688,432
V-Mart Retail Ltd.	26,026	684,769
Vodafone Idea Ltd. (a)	8,958,194	632,221
Voltas Ltd.	103,502	1,030,518
VST Industries Ltd.	27,783	1,063,399
Welspun Corp. Ltd.	134,682	328,583
Welspun India Ltd.	231,574	179,353
Westlife Foodworld Ltd. (a)	98,182	816,386
Whirlpool of India Ltd.	6,103	97,658
Wipro Ltd. ADR (b)	2,031,839	9,122,957
WNS Holdings Ltd. ADR (a)	40,272	3,752,142
Wockhardt Ltd. (a)	172,953	323,882
Yaari Digital Integrated Services Ltd. (a)	29,442	3,583
Yes Bank Ltd. (a)	816,899	149,598
Zee Entertainment Enterprises Ltd.	819,933	2,117,614
Zensar Technologies Ltd.	73,801	246,370
Zomato Ltd. (a)	2,174,514	1,349,438
Zydus Lifesciences Ltd.	134,752	805,979
		1,197,900,490
INDONESIA — 2.5%
Adaro Energy Indonesia Tbk PT	10,088,600	1,951,178
Adaro Minerals Indonesia Tbk PT (a)	6,661,600	573,108
Alam Sutera Realty Tbk PT (a)	13,039,400	133,920
Allo Bank Indonesia Tbk PT (a)	1,224,400	122,893
Aneka Tambang Tbk	2,918,300	406,766
Astra International Tbk PT	25,941,451	10,380,387
Astrindo Nusantara Infrastructure Tbk PT (a)	45,539,400	455,561
Avia Avian Tbk PT	8,040,400	319,053
Bank Aladin Syariah Tbk PT (a)	751,400	60,134
Bank Artha Graha Internasional Tbk PT (a)	13,950,900	61,407
Bank BTPN Syariah Tbk PT	842,500	123,050
Bank Central Asia Tbk PT	66,502,948	38,807,616
Bank Danamon Indonesia Tbk PT	4,634,218	887,006
Bank Ganesha Tbk PT (a)	14,807,300	68,139
Security Description	Shares	Value
Bank Ina Perdana PT (a)	562,700	$ 150,859
Bank Jago Tbk PT (a)	3,975,900	641,681
Bank Mandiri Persero Tbk PT	26,826,987	18,472,683
Bank MNC Internasional Tbk PT (a)	13,716,800	77,757
Bank Negara Indonesia Persero Tbk PT	3,501,200	2,183,215
Bank Neo Commerce Tbk PT (a)	6,603,933	264,254
Bank Pan Indonesia Tbk PT	3,560,600	339,568
Bank Permata Tbk PT	207,270	13,132
Bank Rakyat Indonesia Persero Tbk PT	78,815,167	24,862,165
Bank Raya Indonesia Tbk PT (a)	2,304,307	59,319
Bank Syariah Indonesia Tbk PT	1,149,314	128,770
Barito Pacific Tbk PT	41,068,196	2,259,579
Bekasi Fajar Industrial Estate Tbk PT (a)	8,289,400	70,762
Berkah Beton Sadaya Tbk PT	20,816,900	826,040
BFI Finance Indonesia Tbk PT	3,178,400	278,742
Bukalapak.com PT Tbk (a)	58,391,800	965,765
Bumi Resources Minerals Tbk PT (a)	71,487,760	810,492
Bumi Resources Tbk PT (a)	119,136,300	1,009,057
Bumi Serpong Damai Tbk PT (a)	6,895,600	450,678
Chandra Asri Petrochemical Tbk PT	4,841,756	755,591
Charoen Pokphand Indonesia Tbk PT	7,570,600	2,519,410
Ciputra Development Tbk PT	10,741,352	712,771
Citra Marga Nusaphala Persada Tbk PT (a)	2,803,141	325,284
Digital Mediatama Maxima Tbk PT (a)	639,100	34,311
Elang Mahkota Teknologi Tbk PT	25,582,400	1,347,834
FKS Food Sejahtera Tbk PT (a)	4,043,200	40,717
Garuda Indonesia Persero Tbk PT (a)	15,966,300	78,796
Global Mediacom Tbk PT (a)	1,191,500	21,932
GoTo Gojek Tokopedia Tbk PT (a)	270,865,400	1,969,011
Harum Energy Tbk PT	2,040,700	198,701
Indah Kiat Pulp & Paper Tbk PT	1,467,700	734,119
Indo Tambangraya Megah Tbk PT	68,500	179,993
Indocement Tunggal Prakarsa Tbk PT	991,800	696,168

See accompanying notes to financial statements.
82

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Indofood Sukses Makmur Tbk PT	9,833,518	$ 4,066,012
Indosat Tbk PT	4,399,100	2,038,997
Indosterling Technomedia Tbk PT (a)	594,000	19,411
Japfa Comfeed Indonesia Tbk PT	1,996,500	149,792
Kalbe Farma Tbk PT	44,687,861	6,258,595
Kawasan Industri Jababeka Tbk PT (a)	8,880,931	75,219
Kresna Graha Investama Tbk PT (a)	45,853,000	152,899
Lippo Cikarang Tbk PT (a)	393,100	22,284
Lippo Karawaci Tbk PT (a)	71,405,630	438,115
Matahari Department Store Tbk PT	627,400	206,281
Matahari Putra Prima Tbk PT (a)	3,560,200	23,269
Mayora Indah Tbk PT	10,594,507	1,886,514
MD Pictures Tbk PT (a)	1,438,300	97,840
Medco Energi Internasional Tbk PT	36,081,329	2,430,367
Media Nusantara Citra Tbk PT (a)	1,586,700	62,433
Mega Manunggal Property Tbk PT (a)	3,461,600	108,042
Merdeka Copper Gold Tbk PT (a)	11,033,168	3,083,062
Mitra Keluarga Karyasehat Tbk PT	2,823,000	551,628
MNC Asia Holding Tbk PT (a)	44,200,900	162,129
MNC Digital Entertainment Tbk PT (a)	856,900	232,591
Modernland Realty Tbk PT (a)	9,777,400	44,340
Multipolar Tbk PT (a)	4,108,700	25,209
Net Visi Media Tbk PT (a)	1,427,100	16,465
Pabrik Kertas Tjiwi Kimia Tbk PT	600,638	269,385
Pakuwon Jati Tbk PT	9,838,400	297,885
Perusahaan Gas Negara Tbk PT	24,335,000	2,239,641
Pollux Properties Indonesia Tbk PT (a)	2,404,600	25,658
Samudera Indonesia Tbk PT	7,730,400	192,815
Semen Indonesia Persero Tbk PT	1,791,954	752,897
Sigmagold Inti Perkasa Tbk PT (a)(d)	1,312,600	—
Smartfren Telecom Tbk PT (a)	90,356,900	367,586
Sumber Alfaria Trijaya Tbk PT	15,175,000	2,914,669
Summarecon Agung Tbk PT	8,713,411	307,987
Surya Citra Media Tbk PT	19,195,100	240,667
Security Description	Shares	Value
Surya Esa Perkasa Tbk PT	8,704,400	$ 548,578
Telkom Indonesia Persero Tbk PT	59,178,600	16,023,550
Tower Bersama Infrastructure Tbk PT	899,700	129,604
Transcoal Pacific Tbk PT	652,100	370,746
Unilever Indonesia Tbk PT	5,837,900	1,693,612
United Tractors Tbk PT	2,758,322	5,353,108
Vale Indonesia Tbk PT (a)	1,157,800	513,480
Wir Asia Tbk PT (a)	6,782,000	65,583
		172,288,319
KUWAIT — 0.9%
A'ayan Leasing & Investment Co. KSCP	1,421,513	611,503
Agility Public Warehousing Co. KSC	1,109,175	2,244,737
Ahli United Bank KSCP	938,690	859,612
Al Ahli Bank of Kuwait KSCP	234,083	260,135
Al Mazaya Holding Co. KSCP (a)	2,321,200	309,393
ALAFCO Aviation Lease & Finance Co. KSCP (a)	42,947	26,173
Alimtiaz Investment Group KSC	601,365	109,161
Boubyan Bank KSCP	1,033,826	2,166,368
Boubyan Petrochemicals Co. KSCP	656,720	1,673,636
Burgan Bank SAK	363,723	261,961
Gulf Bank KSCP	1,816,925	1,764,522
Gulf Cables & Electrical Industries Group Co. KSCP	55,581	198,342
Heavy Engineering & Ship Building Co. KSCP Class B	171,958	328,953
Humansoft Holding Co. KSC	210,678	2,671,495
Integrated Holding Co. KCSC	438,642	527,485
Jazeera Airways Co. KSCP	58,121	342,835
Kuwait Finance House KSCP	4,474,486	12,044,730
Kuwait Projects Co. Holding KSCP	422,607	169,401
Kuwait Real Estate Co. KSC	4,968,731	1,765,005
Mabanee Co. KPSC	525,197	1,246,027
Mezzan Holding Co. KSCC	41,196	49,137
Mobile Telecommunications Co. KSCP	1,021,658	1,797,932
National Bank of Kuwait SAKP	7,226,451	24,869,260
National Industries Group Holding SAK	1,813,067	1,152,185
National Investments Co. KSCP	2,401,062	1,885,794

See accompanying notes to financial statements.
83

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	76,761	$ 44,278
Warba Bank KSCP (a)	2,428,974	1,804,810
		61,184,870
MALAYSIA — 2.0%
Aeon Co. M Bhd	8,114,548	2,390,688
AEON Credit Service M Bhd	206,750	535,090
Alliance Bank Malaysia Bhd	7,214,421	5,558,987
AMMB Holdings Bhd	55,600	47,252
ATA IMS Bhd (a)	875,700	55,569
Axiata Group Bhd	2,863,738	1,953,507
Bahvest Resources Bhd (a)	2,761,800	190,901
Bank Islam Malaysia Bhd	26,500	12,912
Bintulu Port Holdings Bhd	94	107
British American Tobacco Malaysia Bhd	7,200	17,721
Bursa Malaysia Bhd	2,309,647	3,344,735
Capitaland Malaysia Trust REIT	2,873,505	338,634
Careplus Group Bhd (a)	265,100	18,024
Carlsberg Brewery Malaysia Bhd Class B	632,920	3,089,654
CELCOMDIGI Bhd	9,192,829	9,041,785
Chin Hin Group Bhd	476,000	514,565
CIMB Group Holdings Bhd	6,425,579	7,732,538
Comfort Glove Bhd (a)	285,200	25,531
D&O Green Technologies Bhd	372,800	364,985
Dagang NeXchange Bhd	3,296,300	448,222
Datasonic Group Bhd	4,064,500	386,876
Dialog Group Bhd	6,317,706	3,378,988
FGV Holdings Bhd	28,800	9,660
Focus Dynamics Group Bhd (a)	7,151,400	24,311
Frontken Corp. Bhd	1,539,650	1,088,659
Gabungan AQRS Bhd (a)	535,100	38,200
Gamuda Bhd	1,940,037	1,793,847
GDEX Bhd (a)	1,541,000	68,101
Genetec Technology Bhd (a)	420,900	257,548
Genting Bhd	5,339,200	5,638,679
Genting Malaysia Bhd	1,209,100	726,145
George Kent Malaysia Bhd	606,900	68,771
Globetronics Technology Bhd	1,215,700	316,840
Greatech Technology Bhd (a)	385,200	432,122
Hap Seng Plantations Holdings Bhd	58,800	23,453
Hartalega Holdings Bhd	1,823,700	785,276
Hong Leong Bank Bhd	143,300	656,663
Hong Leong Financial Group Bhd	5,500	22,411
Security Description	Shares	Value
Hong Seng Consolidated Bhd (a)	1,927,400	$ 50,233
IHH Healthcare Bhd	1,992,000	2,595,807
IJM Corp. Bhd	1,163,300	421,820
Inari Amertron Bhd	2,218,100	1,236,606
IOI Corp. Bhd	9,341,962	8,066,374
IOI Properties Group Bhd	8,048,762	2,006,490
Iris Corp. Bhd (a)	1,470,800	31,666
Iskandar Waterfront City Bhd (a)	259,400	24,691
Karex Bhd (a)	3,187,300	476,741
KLCCP Stapled Group	1,194,500	1,854,351
KNM Group Bhd (a)	6,346,221	64,721
Kossan Rubber Industries Bhd	1,451,800	431,016
KPJ Healthcare Bhd	3,052,680	781,763
Kuala Lumpur Kepong Bhd	18,900	89,007
Lingkaran Trans Kota Holdings Bhd	663,300	73,658
Magni-Tech Industries Bhd	312,700	125,434
Magnum Bhd	6,436,043	1,662,796
Malayan Banking Bhd	5,571,291	10,820,615
Malaysia Airports Holdings Bhd (a)	417,200	641,992
Malaysian Pacific Industries Bhd	166,800	1,094,737
Malaysian Resources Corp. Bhd	15,974,359	1,248,987
Maxis Bhd	216,800	202,920
Mega First Corp. BHD	415,600	329,654
MISC Bhd	228,200	373,395
MPHB Capital Bhd	2,869,230	646,999
Muda Holdings Bhd	396,100	143,628
My EG Services Bhd	5,476,455	949,459
Nestle Malaysia Bhd	1,469	45,643
OSK Holdings Bhd	12,618,642	2,845,450
Padini Holdings Bhd	343,900	310,971
Pavilion Real Estate Investment Trust	2,635,300	800,295
Pentamaster Corp. Bhd	1,009,250	1,120,754
Petronas Chemicals Group Bhd	2,254,800	3,612,790
Petronas Dagangan Bhd	427,200	2,066,051
Petronas Gas Bhd	242,000	903,832
PMB Technology Bhd (a)	391,200	382,113
Pos Malaysia Bhd (a)	1,895,800	232,007
PPB Group Bhd	57,800	216,922
Press Metal Aluminium Holdings Bhd	2,188,500	2,415,410
Public Bank Bhd	15,310,400	13,879,116
QL Resources Bhd	31,800	41,872
Rapid Synergy Bhd (a)	157,400	624,249
RHB Bank Bhd	594,778	752,150
Sapura Energy Bhd (a)	304,200	2,413
Sime Darby Bhd	2,026,824	987,574
Sime Darby Plantation Bhd	1,957,887	1,894,658
Sime Darby Property Bhd	585,824	64,391

See accompanying notes to financial statements.
84

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SKP Resources Bhd	982,125	$ 278,222
SP Setia Bhd Group	372,063	50,171
Sports Toto Bhd	4,178,388	1,410,946
Sunway Real Estate Investment Trust	2,829,100	1,025,849
Supermax Corp. Bhd	2,548,068	534,156
Syarikat Takaful Malaysia Keluarga Bhd	5,777	4,347
Taliworks Corp. Bhd	143,000	27,547
Telekom Malaysia Bhd	1,424,147	1,581,489
Tenaga Nasional Bhd	2,008,000	4,200,304
TIME dotCom Bhd	60,900	76,599
Top Glove Corp. Bhd (a)	4,699,600	1,001,161
Uchi Technologies Bhd	106,400	78,127
UEM Edgenta Bhd	1,242,700	287,264
UEM Sunrise Bhd (a)	8,863,288	532,299
UMW Holdings Bhd	592,500	516,969
Unisem M Bhd	203,000	142,618
Velesto Energy Bhd (a)	1,333,163	63,448
ViTrox Corp. Bhd	412,000	745,101
VS Industry Bhd	7,044,100	1,285,099
WCT Holdings Bhd	16,476,326	1,586,955
YTL Corp. Bhd	3,252,770	453,361
		136,924,210
MEXICO — 2.7%
Alfa SAB de CV Class A	4,755,992	3,008,054
America Movil SAB de CV Class B	21,650,371	22,698,356
Axtel SAB de CV Series CPO (a)(b)	3,412,427	251,359
Betterware de Mexico SAPI de CV (b)	56,039	666,864
Cemex SAB de CV Series CPO (a)	18,884,923	10,344,035
Coca-Cola Femsa SAB de CV	865,914	6,940,836
Concentradora Hipotecaria SAPI de CV REIT	2,390	2,222
Consorcio ARA SAB de CV (b)	3,313,718	701,064
El Puerto de Liverpool SAB de CV Series C1 (b)	598,029	3,749,936
Fibra Uno Administracion SA de CV REIT	2,865,420	3,994,385
Fomento Economico Mexicano SAB de CV (b)	1,920,814	18,276,243
Gruma SAB de CV Class B	9,534	140,370
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	373,560	7,253,759
Grupo Aeroportuario del Sureste SAB de CV Class B	278,293	8,495,828
Grupo Bimbo SAB de CV Class A (b)	1,799,995	9,039,851
Grupo Elektra SAB de CV (b)	47,442	2,690,789
Security Description	Shares	Value
Grupo Financiero Banorte SAB de CV Class O	2,609,530	$ 21,953,235
Grupo Financiero Inbursa SAB de CV Class O (a)(b)	2,582,259	5,541,789
Grupo Mexico SAB de CV Class B	3,464,199	16,371,295
Grupo Televisa SAB Series CPO (b)	3,403,203	3,594,322
Industrias CH SAB de CV Class B (a)(b)	249,935	3,159,070
Industrias Penoles SAB de CV (a)(b)	216,486	3,186,862
Kimberly-Clark de Mexico SAB de CV Class A	2,499,215	5,254,220
Nemak SAB de CV (a)(c)	2,245,567	575,818
Operadora De Sites Mexicanos SAB de CV Class A	2,389,296	2,358,067
Orbia Advance Corp. SAB de CV	111,937	242,894
Sare Holding SAB de CV Class B (a)(d)	1,493,393	—
Southern Copper Corp.	87,573	6,677,441
TV Azteca SAB de CV Series CPO (a)(b)	7,518,373	268,156
Urbi Desarrollos Urbanos SAB de CV (a)	44,259	15,614
Wal-Mart de Mexico SAB de CV (b)	5,575,940	22,243,850
		189,696,584
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (b)(e)	383,611	3,137,938
Cia de Minas Buenaventura SAA ADR (e)	8,716	70,687
Credicorp Ltd.	83,286	11,026,233
Volcan Cia Minera SAA Class B (a)	9,605,630	1,177,383
		15,412,241
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	984,620	876,586
ACEN Corp.	1,408,550	158,564
Alliance Global Group, Inc.	4,011,800	912,091
Ayala Corp.	168,050	2,009,243
Ayala Land, Inc.	11,396,210	5,555,037
Bank of the Philippine Islands	4,232,539	7,980,047
BDO Unibank, Inc.	4,098,301	9,686,962
Bloomberry Resorts Corp. (a)	1,548,000	279,047
Cebu Air, Inc. (a)	1,882,920	1,437,344
Cebu Holdings, Inc. (a)	7,536,864	698,025
Converge Information & Communications Technology Solutions, Inc. (a)	786,700	185,225

See accompanying notes to financial statements.
85

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
D&L Industries, Inc.	4,154,305	$ 627,368
DoubleDragon Corp.	2,851,690	352,494
East West Banking Corp.	2,325,200	299,391
Filinvest Land, Inc.	85,940,000	1,185,597
First Philippine Holdings Corp.	482,815	539,076
Global Ferronickel Holdings, Inc.	3,822,449	175,074
GMA Holdings, Inc. PDR	6,927,300	1,549,452
GT Capital Holdings, Inc.	20,047	190,274
JG Summit Holdings, Inc.	2,539,676	2,237,662
Jollibee Foods Corp.	207,900	856,610
Manila Electric Co.	19,100	109,263
Megawide Construction Corp.	9,132,688	498,926
Megaworld Corp.	13,419,300	493,674
Monde Nissin Corp. (c)	2,905,600	524,307
Nickel Asia Corp.	1,942,000	241,120
PLDT, Inc.	184,187	4,810,918
Puregold Price Club, Inc.	587,780	338,407
San Miguel Corp.	270,100	531,605
SM Investments Corp.	323,365	5,287,804
SM Prime Holdings, Inc.	10,818,490	6,527,113
Universal Robina Corp.	466,850	1,236,575
Vista Land & Lifescapes, Inc.	2,023,378	63,643
		58,454,524
POLAND — 0.8%
11 bit studios SA (a)	2,349	362,597
Allegro.eu SA (a)(c)	285,626	1,942,937
Asseco Poland SA	105,490	1,863,439
Bank Polska Kasa Opieki SA	298,897	5,929,304
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	33,187	42,801
Bioton SA (a)	2,027	1,609
CCC SA (a)	16,034	143,627
CD Projekt SA	53,969	1,393,306
Columbus Energy SA (a)	8,758	16,223
Datawalk SA (a)	3,886	51,578
Dino Polska SA (a)(c)	24,094	2,187,338
Eurocash SA (a)	16,040	69,476
Getin Holding SA (a)	147,576	26,480
Globe Trade Centre SA	548,052	783,649
InPost SA (a)	132,543	1,211,339
KGHM Polska Miedz SA	222,862	6,324,179
LPP SA	329	731,612
Mabion SA (a)	14,145	58,510
mBank SA (a)	38,023	2,704,297
Mercator Medical SA (a)	3,679	38,139
Orange Polska SA	2,035,460	3,225,137
PGE Polska Grupa Energetyczna SA (a)	1,177,685	1,715,660
PlayWay SA	2,317	225,889
Polimex-Mostostal SA (a)	29,351	31,613
Security Description	Shares	Value
Polski Koncern Naftowy ORLEN SA	553,756	$ 7,486,159
Powszechna Kasa Oszczednosci Bank Polski SA	936,220	6,197,930
Powszechny Zaklad Ubezpieczen SA	602,118	4,902,984
Santander Bank Polska SA	47,137	3,192,762
Serinus Energy PLC (a)	11,463	12,506
TEN Square Games SA	2,088	45,002
		52,918,082
QATAR — 0.9%
Aamal Co.	879,435	196,182
Al Meera Consumer Goods Co. QSC (a)	235,722	981,743
Alijarah Holding Co. QPSC	5,881,279	1,068,001
Baladna	380,703	138,057
Commercial Bank PSQC	1,923,738	3,067,411
Doha Bank QPSC	731,953	327,569
Estithmar Holding QPSC (a)	1,051,071	597,724
Ezdan Holding Group QSC (a)	639,792	153,972
Gulf International Services QSC	682,760	333,502
Gulf Warehousing Co.	111,628	114,848
Industries Qatar QSC	1,479,775	5,284,911
Lesha Bank LLC (a)	1,712,834	462,089
Mannai Corp. QSC	548,958	844,852
Masraf Al Rayan QSC	5,930,329	4,814,319
Mazaya Real Estate Development QPSC (a)	3,504,155	581,459
Medicare Group	470,216	749,504
Mesaieed Petrochemical Holding Co.	4,557,355	2,403,880
Ooredoo QPSC	1,612,751	4,160,366
Qatar Aluminum Manufacturing Co.	1,789,395	754,594
Qatar Electricity & Water Co. QSC	320,930	1,487,387
Qatar Fuel QSC	278,101	1,325,564
Qatar Gas Transport Co. Ltd.	1,258,721	1,196,131
Qatar Insurance Co. SAQ (a)	1,770,493	778,239
Qatar International Islamic Bank QSC	580,049	1,575,853
Qatar Islamic Bank SAQ	1,221,123	5,964,716
Qatar National Bank QPSC	4,349,078	19,200,463
Qatar National Cement Co. QSC	176,254	203,370
Qatar Navigation QSC	289,663	654,129
Qatari Investors Group QSC	1,660,201	769,439
United Development Co. QSC	691,265	207,759
Vodafone Qatar QSC	3,136,226	1,489,707

See accompanying notes to financial statements.
86

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Widam Food Co. (a)	143,961	$ 52,403
		61,940,143
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	277,536	1,616,021
RUSSIA — 0.0%
Gazprom PJSC ADR (a)(d)	4,907,694	—
HeadHunter Group PLC ADR (a)(d)	3,200	—
LUKOIL PJSC (d)	340,951	—
Magnit PJSC (a)(d)	42,015	—
Mechel PJSC ADR (a)(d)	217,515	—
MMC Norilsk Nickel PJSC ADR (a)(d)	615,616	—
Mobile TeleSystems PJSC ADR (a)(d)	702,117	—
Novatek PJSC GDR (a)(d)	92,440	—
Novolipetsk Steel PJSC GDR (a)(d)	47,918	—
Novorossiysk Commercial Sea Port PJSC (d)	5,589,825	—
Rosneft Oil Co. PJSC (d)	1,683,986	—
Rostelecom PJSC ADR (a)(b)(d)	5,355	—
Rostelecom PJSC (d)	781,704	—
Sberbank of Russia PJSC (a)(d)	8,602,924	—
Severstal PAO GDR (a)(d)	486,985	—
Sistema PJSFC GDR (a)(d)	198,224	—
Surgutneftegas PJSC ADR (a)(d)	1,315,893	—
Tatneft PJSC ADR (a)(d)(e)	291,793	—
TCS Group Holding PLC GDR (a)(d)	43,856	—
VK Co. Ltd. GDR (a)(d)	52,451	—
VTB Bank PJSC (a)(d)	5,954,520,000	—
X5 Retail Group NV GDR (a)(d)	55,357	—
Yandex NV Class A (a)(d)	228,523	—
		—
SAUDI ARABIA — 4.0%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	179,525	1,192,784
Abdullah Al Othaim Markets Co.	70,405	2,400,789
ACWA Power Co.	100,852	3,777,550
Advanced Petrochemical Co.	61,322	780,881
Al Hammadi Holding	268,384	3,485,553
Al Jouf Agricultural Development Co.	57,951	799,707
Al Khaleej Training & Education Co. (a)	342,024	1,505,245
Al Rajhi Bank	1,747,844	34,223,975
Al Rajhi Co. for Co-operative Insurance (a)	14,195	391,018
Security Description	Shares	Value
Al Rajhi REIT	402,297	$ 1,036,367
Aldrees Petroleum & Transport Services Co.	46,279	1,170,013
Al-Etihad Cooperative Insurance Co. (a)	352,081	1,463,213
Alinma Bank	474,476	3,722,545
Almarai Co. JSC	117,168	1,760,470
Alujain Corp.	69,962	682,156
Amana Cooperative Insurance Co. (a)	55,912	142,249
Arabian Cement Co.	51,944	502,322
Bank AlBilad	367,050	3,891,784
Banque Saudi Fransi	414,970	4,001,895
Basic Chemical Industries Ltd. (a)	273,871	2,477,001
Batic Investments & Logistic Co. (a)	338,936	2,139,964
Bawan Co.	341,355	2,564,459
Bupa Arabia for Cooperative Insurance Co.	37,593	1,740,593
Buruj Cooperative Insurance Co. (a)	171,998	786,287
City Cement Co.	97,690	536,115
Co. for Cooperative Insurance (a)	36,641	1,026,889
Dallah Healthcare Co.	113,330	4,649,498
Dar Al Arkan Real Estate Development Co. (a)	282,967	1,207,643
Derayah REIT	389,366	1,026,913
Dr Sulaiman Al Habib Medical Services Group Co.	66,069	5,128,941
Dur Hospitality Co. (a)	190,776	1,205,532
Eastern Province Cement Co.	144,521	1,559,288
Elm Co.	12,677	1,492,047
Etihad Etisalat Co.	321,724	3,535,476
Fawaz Abdulaziz Al Hokair & Co. (a)	21,336	86,169
Fitaihi Holding Group (a)	201,912	1,573,361
Gulf Insurance Group	164,505	1,227,093
Hail Cement Co.	128,791	395,942
Herfy Food Services Co. (a)	56,946	496,080
Jadwa REIT Saudi Fund	186,461	642,781
Jarir Marketing Co.	53,391	2,318,441
Jazan Energy & Development Co. (a)	155,743	566,761
Leejam Sports Co. JSC	76,149	2,130,070
Malath Cooperative Insurance Co. (a)	247,095	859,701
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	112,124	235,378
Methanol Chemicals Co. (a)	291,320	1,896,758
Middle East Healthcare Co. (a)	65,009	652,047
Mobile Telecommunications Co. Saudi Arabia (a)	663,499	2,297,863

See accompanying notes to financial statements.
87

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Mouwasat Medical Services Co.	78,740	$ 4,929,510
Musharaka Real Estate Income Fund REIT	319,145	657,216
Najran Cement Co.	116,491	402,196
Nama Chemicals Co. (a)	151,859	1,322,905
National Co. for Glass Industries	236,741	2,084,421
National Co. for Learning & Education	155,539	4,143,618
National Gas & Industrialization Co.	36,226	557,813
National Medical Care Co.	101,025	2,427,593
Qassim Cement Co.	88,497	1,586,661
Rabigh Refining & Petrochemical Co. (a)	71,023	190,722
Red Sea International Co. (a)	135,836	910,109
Riyad Bank	1,402,374	11,095,854
Riyad REIT Fund	171,434	420,170
SABIC Agri-Nutrients Co.	196,249	6,660,661
Sahara International Petrochemical Co.	211,591	2,133,553
Saudi Advanced Industries Co.	226,693	1,465,107
Saudi Airlines Catering Co. (a)	11,010	251,661
Saudi Arabian Amiantit Co. (a)	43,584	478,371
Saudi Arabian Mining Co. (a)	719,905	12,274,268
Saudi Arabian Oil Co. (c)	1,721,980	14,817,368
Saudi Automotive Services Co.	401,501	3,973,616
Saudi Basic Industries Corp.	731,833	17,605,168
Saudi British Bank	124,492	1,169,071
Saudi Cement Co.	75,415	1,125,087
Saudi Ceramic Co.	238,245	1,992,938
Saudi Chemical Co. Holding	233,932	1,807,291
Saudi Co. For Hardware CJSC (a)	59,597	460,429
Saudi Electricity Co.	489,467	3,046,048
Saudi Industrial Investment Group	105,781	703,948
Saudi Industrial Services Co.	230,352	1,727,471
Saudi Kayan Petrochemical Co. (a)	283,832	914,929
Saudi National Bank	1,872,158	22,867,689
Saudi Pharmaceutical Industries & Medical Appliances Corp.	190,779	1,206,568
Saudi Printing & Packaging Co. (a)	135,616	658,986
Saudi Public Transport Co. (a)	352,474	1,693,964
Security Description	Shares	Value
Saudi Reinsurance Co. (a)	656,637	$ 2,578,477
Saudi Research & Media Group (a)	38,286	2,011,349
Saudi Tadawul Group Holding Co.	14,565	560,297
Saudi Telecom Co.	1,530,097	16,325,328
Saudi Vitrified Clay Pipe Co. Ltd. (a)	49,299	565,395
Saudia Dairy & Foodstuff Co.	16,357	1,034,486
Savola Group	137,470	1,023,600
Southern Province Cement Co.	97,039	1,291,285
Tabuk Cement Co.	221,574	877,158
Takween Advanced Industries Co. (a)	524,894	1,293,462
Umm Al-Qura Cement Co.	421,441	1,805,358
United Electronics Co.	85,646	1,772,836
United International Transportation Co.	106,998	1,658,972
Walaa Cooperative Insurance Co. (a)	99,904	359,300
Yamama Cement Co.	104,590	858,186
Yanbu Cement Co.	130,778	1,219,392
Yanbu National Petrochemical Co.	139,324	1,564,458
		279,947,926
SINGAPORE — 0.0% (f)
Aslan Pharmaceuticals Ltd. ADR (a)(b)	9,339	27,083
Grindrod Shipping Holdings Ltd. (b)	28,761	356,447
Guan Chong Bhd	4,056,466	2,224,736
Riverstone Holdings Ltd. (b)	638,300	288,052
		2,896,318
SOUTH AFRICA — 3.5%
Absa Group Ltd.	700,610	7,178,069
Adcock Ingram Holdings Ltd.	206,991	597,903
Adcorp Holdings Ltd.	787,691	225,530
African Rainbow Minerals Ltd. (b)	215,915	2,806,986
Alexander Forbes Group Holdings Ltd.	910,083	261,599
Altron Ltd. Class A	227,803	110,034
Anglo American Platinum Ltd. (b)	59,074	3,176,362
ArcelorMittal South Africa Ltd. (a)	303,413	64,128
Ascendis Health Ltd. (a)	153,820	5,375
Aspen Pharmacare Holdings Ltd.	419,061	4,326,538
Astral Foods Ltd.	29,607	263,689
Aveng Ltd. (a)	4,534	3,307
Barloworld Ltd.	335,052	1,686,543
Bid Corp. Ltd. (b)	241,690	5,428,404

See accompanying notes to financial statements.
88

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Bidvest Group Ltd. (b)	460,887	$ 6,582,950
Blue Label Telecoms Ltd. (a)	2,040,775	480,791
Capitec Bank Holdings Ltd.	68,265	6,493,457
Clicks Group Ltd.	96,653	1,400,726
Coronation Fund Managers Ltd.	1,053,462	1,796,096
Curro Holdings Ltd. (a)	246,420	109,721
Discovery Ltd. (a)	559,566	4,397,998
EOH Holdings Ltd. (a)	950	93
FirstRand Ltd. (b)	5,738,538	19,528,980
Foschini Group Ltd.	413,725	2,120,800
Gold Fields Ltd.	981,446	13,109,917
Grindrod Ltd.	2,140,145	1,100,077
Group Five Ltd. (a)(d)	219,472	—
Growthpoint Properties Ltd. REIT	1,648,691	1,213,578
Harmony Gold Mining Co. Ltd.	469,624	1,936,992
Impala Platinum Holdings Ltd. (b)	833,595	7,697,217
Investec Ltd.	371,795	2,056,110
Invicta Holdings Ltd.	219,612	343,482
Kumba Iron Ore Ltd. (b)	83,064	2,105,287
Lesaka Technologies, Inc. (a)(b)	62,705	300,984
Lewis Group Ltd.	177,580	410,358
Life Healthcare Group Holdings Ltd.	248,980	270,696
Momentum Metropolitan Holdings (b)	2,323,395	2,308,663
Motus Holdings Ltd.	253,085	1,383,641
Mr Price Group Ltd.	313,303	2,546,332
MTN Group Ltd. (b)	992,807	7,132,766
MultiChoice Group	566,189	3,936,597
Murray & Roberts Holdings Ltd. (a)	680,888	65,239
Naspers Ltd. Class N	213,832	39,686,641
Nedbank Group Ltd.	538,266	6,578,722
Netcare Ltd.	2,753,602	2,298,484
Ninety One Ltd.	244,367	558,356
Northam Platinum Holdings Ltd. (a)	90,134	735,398
Old Mutual Ltd. (b)	3,316,623	2,169,344
OUTsurance Group Ltd.	1,199,242	2,360,971
PPC Ltd. (a)	1,988,879	327,323
Redefine Properties Ltd. REIT	971,881	199,388
Remgro Ltd.	813,964	6,167,179
Sanlam Ltd.	1,816,705	5,771,884
Sappi Ltd. (b)	592,298	1,529,276
Sasol Ltd. (b)	576,796	7,802,228
Shoprite Holdings Ltd.	577,453	7,233,744
Sibanye Stillwater Ltd. (b)	2,772,441	5,723,800
Standard Bank Group Ltd.	1,495,222	14,563,298
Steinhoff International Holdings NV (a)(b)	3,525,067	43,709
Security Description	Shares	Value
Sun International Ltd. (b)	645,010	$ 1,563,220
Telkom SA SOC Ltd. (a)	549,269	1,105,813
Thungela Resources Ltd.	92,009	1,048,309
Tiger Brands Ltd.	246,690	2,788,011
Truworths International Ltd.	668,454	2,008,847
Vodacom Group Ltd.	734,644	5,053,175
Wilson Bayly Holmes-Ovcon Ltd. (a)	191,718	1,143,230
Woolworths Holdings Ltd.	1,388,872	5,004,401
		240,428,766
SWITZERLAND — 0.0% (f)
Mediclinic International PLC	255,306	1,561,406
TAIWAN — 16.3%
Ability Opto-Electronics Technology Co. Ltd. (a)	46,000	156,368
Accton Technology Corp.	291,000	3,048,822
Acer, Inc.	5,979,701	5,528,486
ADATA Technology Co. Ltd.	123,000	321,159
Adimmune Corp. (a)	546,505	708,092
Advanced Ceramic X Corp.	4,000	30,807
Advanced Energy Solution Holding Co. Ltd.	20,000	471,631
Advanced Power Electronics Corp.	28,000	95,640
Advanced Wireless Semiconductor Co.	13,688	39,202
Advancetek Enterprise Co. Ltd.	4,131,456	4,396,393
Advantech Co. Ltd.	98,048	1,194,706
AGV Products Corp.	10,018,415	3,816,852
Airmate Cayman International Co. Ltd. (a)	11,667	7,185
Alchip Technologies Ltd.	49,000	1,995,566
Alcor Micro Corp.	88,000	98,123
Amazing Microelectronic Corp.	56,178	226,945
Andes Technology Corp.	9,000	153,412
Anpec Electronics Corp.	38,000	195,944
AP Memory Technology Corp.	74,000	787,454
APCB, Inc.	1,999,000	1,135,814
Applied BioCode Corp. (a)	37,000	35,241
Arcadyan Technology Corp.	37,169	130,011
ASE Technology Holding Co. Ltd.	4,389,787	16,219,757
ASIX Electronics Corp.	21,000	85,869
ASMedia Technology, Inc.	19,000	714,509
ASPEED Technology, Inc.	21,200	1,834,699
Asustek Computer, Inc.	1,379,050	12,342,265
Auden Techno Corp.	24,000	125,725
Audix Corp.	1,712,657	3,194,972
AUO Corp. ADR (b)	993,364	6,178,724
Bank of Kaohsiung Co. Ltd.	4,330,509	1,749,413
Basso Industry Corp.	3,738,905	5,286,472
Biostar Microtech International Corp.	2,277,384	1,193,013

See accompanying notes to financial statements.
89

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Bizlink Holding, Inc.	29,000	$ 265,736
C Sun Manufacturing Ltd.	2,071,139	3,288,926
Career Technology MFG. Co. Ltd. (a)	102,958	81,494
Carnival Industrial Corp.	1,837,984	802,864
Catcher Technology Co. Ltd.	1,550,673	9,676,587
Cathay Financial Holding Co. Ltd.	10,887,960	14,947,589
Cathay No. 1 REIT	1,970,000	1,136,159
Center Laboratories, Inc.	1,725,478	2,615,348
Chailease Holding Co. Ltd.	1,925,708	14,135,668
Champion Building Materials Co. Ltd.	1,808,700	544,734
Chang Hwa Commercial Bank Ltd.	13,113,712	7,472,630
Chang Wah Electromaterials, Inc.	74,310	90,302
Charoen Pokphand Enterprise	1,667,329	4,550,621
Chen Full International Co. Ltd. (a)	12,000	17,144
Cheng Loong Corp.	1,930,000	1,790,705
Cheng Shin Rubber Industry Co. Ltd.	485,850	583,227
Chieftek Precision Co. Ltd.	37,510	95,846
China Airlines Ltd.	3,619,761	2,318,264
China Chemical & Pharmaceutical Co. Ltd.	3,927,000	3,353,379
China Development Financial Holding Corp.	22,456,968	9,256,423
China Steel Chemical Corp.	1,744,757	6,618,587
China Steel Corp.	14,222,298	14,433,665
Chinese Maritime Transport Ltd.	58,000	75,149
Chipbond Technology Corp.	66,000	150,219
CHO Pharma, Inc. (a)	54,143	216,945
Chong Hong Construction Co. Ltd.	7,717	19,871
Chroma ATE, Inc.	110,000	641,268
Chun Yuan Steel Industry Co. Ltd.	187,000	98,268
Chung Hung Steel Corp.	390,000	338,156
Chung Hwa Pulp Corp.	3,279,589	1,739,564
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	457,169	1,181,680
Chunghwa Telecom Co. Ltd.	3,978,561	15,615,011
CMC Magnetics Corp. (a)	1,782,736	463,140
Compal Electronics, Inc.	9,541,774	7,912,958
Concraft Holding Co. Ltd. (a)	15,650	5,911
Coxon Precise Industrial Co. Ltd. (a)	10,000	4,434
CTBC Financial Holding Co. Ltd.	25,355,708	18,195,984
Cub Elecparts, Inc.	3,300	19,726
Security Description	Shares	Value
Da-Li Development Co. Ltd.	2,344,000	$ 2,451,971
Darfon Electronics Corp.	76,000	110,078
Delta Electronics, Inc.	2,007,463	19,845,516
Dimerco Express Corp.	491,775	1,377,729
E Ink Holdings, Inc.	572,000	3,466,097
E.Sun Financial Holding Co. Ltd.	9,578,040	7,958,762
Eclat Textile Co. Ltd.	71,854	1,168,166
Egis Technology, Inc.	43,000	124,138
EirGenix, Inc. (a)	131,485	503,096
Elan Microelectronics Corp.	9,400	30,811
Elite Advanced Laser Corp.	12,672	16,710
Elite Material Co. Ltd.	13,000	77,708
Elite Semiconductor Microelectronics Technology, Inc.	540,175	1,477,841
eMemory Technology, Inc. (a)	40,000	2,443,550
Energenesis Biomedical Co. Ltd. (a)	17,131	37,303
ENNOSTAR, Inc.	564,590	986,491
Episil Technologies, Inc.	146,978	437,832
Episil-Precision, Inc.	67,580	157,811
Etron Technology, Inc.	233,384	363,327
Eva Airways Corp.	2,162,110	1,906,648
Evergreen International Storage & Transport Corp.	127,000	115,540
Evergreen Marine Corp. Taiwan Ltd.	1,369,400	7,128,661
Excelliance Mos Corp.	35,000	151,162
Excelsior Medical Co. Ltd.	81,740	213,964
Far Eastern New Century Corp.	8,146,236	8,374,323
Faraday Technology Corp.	109,000	703,457
Feng TAY Enterprise Co. Ltd.	152,985	969,738
First Financial Holding Co. Ltd.	4,722,965	4,102,880
First Steamship Co. Ltd. (a)	208,000	62,439
FIT Hon Teng Ltd. (a)(c)	69,000	16,173
Fitipower Integrated Technology, Inc.	65,332	361,555
Flytech Technology Co. Ltd.	8,854	21,315
FocalTech Systems Co. Ltd.	137,000	348,715
Formosa Chemicals & Fibre Corp.	5,804,224	13,172,572
Formosa Petrochemical Corp.	549,000	1,532,638
Formosa Plastics Corp.	5,480,922	16,525,122
Founding Construction & Development Co. Ltd.	4,527,059	2,661,445
Foxconn Technology Co. Ltd.	2,066,223	3,793,476
Froch Enterprise Co. Ltd.	117,000	90,303
Fubon Financial Holding Co. Ltd.	9,042,839	16,780,373

See accompanying notes to financial statements.
90

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Fullerton Technology Co. Ltd.	1,836,000	$ 1,142,695
Fwusow Industry Co. Ltd.	2,052,830	1,449,572
General Interface Solution Holding Ltd.	38,000	102,340
GeneReach Biotechnology Corp.	19,251	38,315
Genesys Logic, Inc. (a)	64,000	257,492
Genius Electronic Optical Co. Ltd.	22,665	286,965
Giant Manufacturing Co. Ltd.	87,358	504,968
Gigastorage Corp. (a)	170,894	112,255
Global Unichip Corp.	36,000	1,282,864
Globalwafers Co. Ltd.	133,000	2,262,714
Golden Biotechnology Corp. (a)	96,517	155,961
Gongwin Biopharm Holdings Co. Ltd. (a)	4,621	48,794
Grape King Bio Ltd.	73,664	435,488
Great Wall Enterprise Co. Ltd.	2,103,216	3,529,825
Hai Kwang Enterprise Corp.	78,000	55,591
HannStar Display Corp. (a)	2,075,500	869,123
Himax Technologies, Inc. ADR (b)	116,625	948,161
Hiwin Technologies Corp.	64,488	530,561
Hocheng Corp.	4,394,348	2,605,074
Holy Stone Enterprise Co. Ltd.	57,000	188,144
Hon Hai Precision Industry Co. Ltd.	12,376,067	42,273,125
Hong TAI Electric Industrial	3,849,000	2,496,683
Hota Industrial Manufacturing Co. Ltd.	10,279	24,273
Hotai Motor Co. Ltd.	164,433	3,467,148
Hsin Kuang Steel Co. Ltd.	63,000	99,215
HTC Corp. (a)	1,535,439	3,156,860
HUA ENG Wire & Cable Co. Ltd.	301,000	145,817
Hua Nan Financial Holdings Co. Ltd.	17,122,566	12,568,827
Hung Sheng Construction Ltd.	1,665,032	1,255,029
Ibase Technology, Inc.	1,505,222	4,261,438
Innolux Corp.	7,896,902	3,760,738
International Games System Co. Ltd.	36,000	676,312
Iron Force Industrial Co. Ltd.	6,000	16,691
Janfusun Fancyworld Corp. (a)	724,112	92,751
Jentech Precision Industrial Co. Ltd.	38,099	596,245
JMicron Technology Corp. (a)	20,958	53,483
Kaimei Electronic Corp.	38,640	93,911
KEE TAI Properties Co. Ltd.	1,997,000	829,692
Security Description	Shares	Value
Kenda Rubber Industrial Co. Ltd.	4,956	$ 5,111
Kerry TJ Logistics Co. Ltd.	1,827,373	2,277,652
Kindom Development Co. Ltd.	2,065,900	2,035,537
Kinsus Interconnect Technology Corp.	133,000	506,708
Kung Long Batteries Industrial Co. Ltd.	9,000	42,269
Kuo Yang Construction Co. Ltd. (a)	1,444,734	868,335
Kwong Fong Industries Corp.	55,776	19,967
LandMark Optoelectronics Corp.	14,600	63,536
Largan Precision Co. Ltd.	49,000	3,500,287
Laser Tek Taiwan Co. Ltd.	84,550	77,615
Leadtrend Technology Corp.	23,540	47,161
Leatec Fine Ceramics Co. Ltd. (a)	139,000	84,913
Leofoo Development Co. Ltd. (a)	1,996,154	1,121,085
Li Cheng Enterprise Co. Ltd. (a)	11,362	9,628
Lin BioScience, Inc. (a)	34,322	207,978
Lite-On Technology Corp.	3,796,014	9,138,610
Long Bon International Co. Ltd. (a)	9,020	5,125
Longchen Paper & Packaging Co. Ltd.	4,262,467	2,372,898
Lotes Co. Ltd.	31,804	958,899
Lotus Pharmaceutical Co. Ltd. (a)	27,000	222,580
M31 Technology Corp.	23,000	503,095
Machvision, Inc.	15,597	97,329
Macroblock, Inc.	30,000	119,222
Macronix International Co. Ltd.	520,221	598,859
Makalot Industrial Co. Ltd.	4,671	33,137
MediaTek, Inc. (a)	1,783,969	46,111,622
Medigen Biotechnology Corp. (a)	114,248	122,137
Medigen Vaccine Biologics Corp. (a)	161,886	307,848
Mega Financial Holding Co. Ltd.	12,241,041	13,267,242
Merida Industry Co. Ltd.	19,100	105,702
Merry Electronics Co. Ltd.	13,860	40,149
Microbio Co. Ltd.	192,580	421,244
Micro-Star International Co. Ltd.	125,000	591,182
momo.com, Inc.	55,720	1,652,522
Mosel Vitelic, Inc.	759	1,179
Motech Industries, Inc.	130,796	157,441
MPI Corp.	52,000	230,561
Namchow Holdings Co. Ltd.	1,992,000	3,084,746
Nan Ya Plastics Corp.	7,360,128	18,734,212

See accompanying notes to financial statements.
91

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Nan Ya Printed Circuit Board Corp.	95,000	$ 882,995
Nantex Industry Co. Ltd.	64,000	84,079
Nanya Technology Corp.	1,631,982	3,564,391
National Petroleum Co. Ltd.	1,805,241	3,664,140
New Era Electronics Co. Ltd. (a)	70,000	40,463
Newmax Technology Co. Ltd. (a)	75,654	73,672
Nexcom International Co. Ltd.	2,010,638	2,984,837
Novatek Microelectronics Corp.	562,904	7,977,439
Nuvoton Technology Corp.	113,000	554,840
OBI Pharma, Inc. (a)	55,271	147,764
Oneness Biotech Co. Ltd. (a)	137,000	1,201,379
Pacific Hospital Supply Co. Ltd.	74,782	207,295
Pan Jit International, Inc.	136,900	320,584
PChome Online, Inc.	3,519	7,200
Pegatron Corp.	1,994,686	4,566,208
PharmaEngine, Inc.	13,000	46,112
PharmaEssentia Corp. (a)	178,518	2,509,425
Pharmally International Holding Co. Ltd. (a)(d)	23,076	—
Phihong Technology Co. Ltd. (a)	84,000	166,358
Phytohealth Corp. (a)	10,540	6,525
Pihsiang Machinery Manufacturing Co. Ltd. (a)(d)	51,000	—
Polaris Group (a)	262,569	837,358
Pou Chen Corp.	7,368,674	7,550,788
Powerchip Semiconductor Manufacturing Corp.	1,932,519	2,100,875
Powertech Technology, Inc.	2,006,285	5,996,287
Poya International Co. Ltd.	16,000	299,532
President Chain Store Corp.	194,000	1,717,152
Princeton Technology Corp. (a)	130,000	148,157
Prolific Technology, Inc. (a)	126,000	113,802
Promate Electronic Co. Ltd.	1,996,000	2,740,218
Promos Technologies, Inc. (a)(d)	257	—
Prosperity Dielectrics Co. Ltd.	52,000	67,375
Quanta Computer, Inc.	4,202,975	12,299,370
Quintain Steel Co. Ltd.	121,900	73,266
Radiant Opto-Electronics Corp.	51,000	185,089
RDC Semiconductor Co. Ltd. (a)	42,000	268,298
Realtek Semiconductor Corp.	287,000	3,652,599
Ritek Corp. (a)	173,938	51,072
Security Description	Shares	Value
Ruentex Development Co. Ltd.	463,500	$ 538,130
Sampo Corp.	3,607,479	3,258,253
SDI Corp.	83,000	359,832
Senhwa Biosciences, Inc. (a)	54,000	96,126
Sensortek Technology Corp.	4,000	46,506
Sesoda Corp.	1,411,174	1,972,098
Shanghai Commercial & Savings Bank Ltd.	2,434,068	3,753,329
Shih Wei Navigation Co. Ltd.	1,536,655	1,327,335
Shin Kong Financial Holding Co. Ltd.	10,567,341	2,922,309
Silicon Motion Technology Corp. ADR	28,119	1,842,357
Simplo Technology Co. Ltd.	3,000	29,855
Sinbon Electronics Co. Ltd.	131,710	1,479,426
Sincere Navigation Corp.	176,000	143,066
Sino-American Silicon Products, Inc.	191,000	978,602
Sinon Corp.	2,361,000	2,931,137
SinoPac Financial Holdings Co. Ltd.	21,521,477	11,733,526
Sinphar Pharmaceutical Co. Ltd. (a)	1,511,471	1,536,416
Sitronix Technology Corp.	46,000	358,814
Solar Applied Materials Technology Corp.	2,002,736	2,404,138
Stark Technology, Inc.	1,747,747	5,533,552
Supreme Electronics Co. Ltd.	5,204,720	7,615,413
T3EX Global Holdings Corp.	36,000	92,461
TA Chen Stainless Pipe	1,627,562	2,432,189
Ta Ya Electric Wire & Cable	4,616,092	3,919,073
TA-I Technology Co. Ltd.	60,000	91,732
TaiMed Biologics, Inc. (a)	80,000	241,990
Taimide Tech, Inc.	61,950	69,382
Tainan Enterprises Co. Ltd. (a)	1,703,589	1,365,221
Tainan Spinning Co. Ltd.	127,000	70,283
Tainergy Tech Co. Ltd. (a)	85,000	86,263
Taishin Financial Holding Co. Ltd.	19,720,237	10,751,488
Taisun Enterprise Co. Ltd.	3,625,284	3,441,028
Taiwan Cement Corp.	8,587,662	10,266,554
Taiwan Chinsan Electronic Industrial Co. Ltd.	82,382	100,652
Taiwan Cogeneration Corp.	1,933,000	2,701,343
Taiwan Cooperative Financial Holding Co. Ltd.	4,514,848	3,870,187
Taiwan Fire & Marine Insurance Co. Ltd.	69,000	47,024
Taiwan FU Hsing Industrial Co. Ltd.	1,910,000	2,757,024

See accompanying notes to financial statements.
92

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Taiwan Glass Industry Corp.	314,000	$ 211,929
Taiwan IC Packaging Corp.	112,000	44,877
Taiwan Land Development Corp. (a)(d)	3,962,750	—
Taiwan Mask Corp.	65,000	197,471
Taiwan Mobile Co. Ltd.	499,000	1,655,275
Taiwan Navigation Co. Ltd.	190,000	193,760
Taiwan Paiho Ltd.	1,833,433	3,552,756
Taiwan Sakura Corp.	2,020,726	4,234,250
Taiwan Semiconductor Co. Ltd.	82,000	280,089
Taiwan Semiconductor Manufacturing Co. Ltd.	17,976,912	314,695,594
Taiwan Surface Mounting Technology Corp.	62,000	197,928
Taiwan TEA Corp. (a)	3,931,913	2,757,085
Taiwan Union Technology Corp.	260,612	609,428
Taiyen Biotech Co. Ltd.	1,986,500	2,182,393
Tanvex BioPharma, Inc. (a)	47,418	125,524
TCI Co. Ltd.	28,724	190,566
Tong Hsing Electronic Industries Ltd.	10,800	70,410
TPK Holding Co. Ltd.	8,000	8,999
Transasia Airways Corp. (a)(d)	361,784	—
Tripod Technology Corp.	1,756,079	6,459,671
TrueLight Corp. (a)	9,100	7,517
TSEC Corp. (a)	25,241	31,834
Tul Corp.	48,000	121,232
Tung Thih Electronic Co. Ltd.	23,000	114,821
Tycoons Group Enterprise (a)	218,000	59,355
U-Ming Marine Transport Corp.	259,000	474,660
Unimicron Technology Corp.	1,509,000	7,310,206
Uni-President Enterprises Corp.	4,218,993	9,962,907
United Microelectronics Corp. ADR (a)(b)	2,618,112	22,934,661
United Renewable Energy Co. Ltd. (a)	120,544	82,943
Unity Opto Technology Co. Ltd. (a)(d)	12,759	—
UPI Semiconductor Corp.	18,156	185,153
Vanguard International Semiconductor Corp.	524,000	1,667,644
Ve Wong Corp.	1,591,340	2,025,271
VIA Labs, Inc.	8,000	60,301
Via Technologies, Inc.	91,000	257,033
VisEra Technologies Co. Ltd.	14,474	108,386
Visual Photonics Epitaxy Co. Ltd.	310,151	940,206
Security Description	Shares	Value
Voltronic Power Technology Corp.	45,000	$ 2,556,860
Wafer Works Corp.	226,106	360,166
Walsin Lihwa Corp.	1,786,327	2,860,118
Walsin Technology Corp.	100,000	317,596
Wan Hai Lines Ltd.	913,450	2,055,056
WEI Chih Steel Industrial Co. Ltd.	76,000	68,892
Wei Chuan Foods Corp.	1,920,000	1,261,187
Wei Mon Industry Co. Ltd. (a)(d)	240,450	—
Weikeng Industrial Co. Ltd.	2,067,199	2,033,422
Weltrend Semiconductor	54,000	90,628
Win Semiconductors Corp.	161,000	965,022
Winbond Electronics Corp.	1,946,670	1,694,285
WinWay Technology Co. Ltd.	5,025	118,662
Wisdom Marine Lines Co. Ltd.	279,000	588,285
Wistron Corp.	5,973,476	8,210,525
Wiwynn Corp.	28,733	1,061,651
XinTec, Inc.	36,000	127,695
Yageo Corp.	192,694	3,347,898
Yang Ming Marine Transport Corp.	1,790,000	3,780,179
Yieh Phui Enterprise Co. Ltd.	1,481,750	764,052
Yieh United Steel Corp. (a)	381,442	111,874
Young Optics, Inc. (a)	43,000	124,138
Yuanta Financial Holding Co. Ltd.	6,032,362	4,428,058
Yulon Finance Corp.	15,689	92,493
Zeng Hsing Industrial Co. Ltd.	75,579	281,738
Zenitron Corp.	4,006,000	4,289,206
Zhen Ding Technology Holding Ltd.	39,000	146,022
		1,128,760,253
THAILAND — 2.4%
Advanced Info Service PCL (b)	1,922,242	11,917,394
Airports of Thailand PCL (a)(b)	5,302,700	11,010,139
Asiasoft Corp. PCL (b)	438,400	173,078
Asset World Corp. PCL	663,100	112,472
B Grimm Power PCL	359,900	426,260
Bangkok Commercial Asset Management PCL	215,886	85,862
Bangkok Dusit Medical Services PCL Class F	1,595,500	1,376,437
Bangkok Expressway & Metro PCL	33,145,143	8,578,287
Bangkok Land PCL	21,659,900	620,755
Bank of Ayudhya PCL	784,800	665,571
Banpu PCL	10,453,298	3,301,524
Beauty Community PCL (a)	1,608,800	57,869
BEC World PCL	802,200	200,579

See accompanying notes to financial statements.
93

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Berli Jucker PCL	143,600	$ 160,629
Beyond Securities PCL (a)	1,745,400	451,727
BTS Group Holdings PCL	1,001,500	207,944
Bumrungrad Hospital PCL	201,700	1,333,066
Cal-Comp Electronics Thailand PCL Class F	2,124,579	131,718
Central Pattana PCL	1,601,600	3,220,061
Central Plaza Hotel PCL (a)	1,199,900	1,965,036
Central Retail Corp. PCL	1,583,500	2,072,280
CH Karnchang PCL	200,448	121,342
Charoen Pokphand Foods PCL	600,900	372,542
CP ALL PCL (b)	5,505,200	9,981,646
CPN Retail Growth Leasehold REIT (b)	386,800	148,182
Delta Electronics Thailand PCL	416,700	13,916,403
Ditto Thailand PCL	140	140
Ditto Thailand PCL	240,220	240,606
Electricity Generating PCL	1,034,073	4,702,394
Energy Absolute PCL	2,250,500	5,001,842
Forth Corp. PCL	388,400	363,468
Forth Smart Service PCL (b)	566,500	170,637
Global Power Synergy PCL Class F	256,700	510,472
Gulf Energy Development PCL	3,827,520	5,904,421
Hana Microelectronics PCL	191,500	281,412
Indorama Ventures PCL	962,100	970,681
IRPC PCL	25,110,758	1,923,971
Jasmine International PCL (a)	8,316,141	520,443
Jasmine Technology Solution PCL (a)(b)	224,900	249,925
JMT Network Services PCL Class F	26,600	36,172
Kasikornbank PCL	1,799,400	6,972,379
KCE Electronics PCL	43,900	58,093
Krung Thai Bank PCL	1,398,500	674,814
Land & Houses PCL	2,190,600	631,011
Lotus's Retail Growth Freehold & Leasehold Property Fund	2,610,666	1,030,677
Minor International PCL (a)	1,046,918	987,370
Muangthai Capital PCL	368,900	372,190
Nex Point Parts PCL (a)	459,400	184,056
Precious Shipping PCL	649,600	260,258
Pruksa Holding PCL	801,700	293,062
PSG Corp. PCL (a)	13,111,900	375,776
PTT Exploration & Production PCL	2,300,951	10,127,011
PTT Global Chemical PCL	809,300	1,082,775
PTT PCL	11,538,960	10,629,543
Quality Houses PCL	7,419,783	525,102
Rabbit Holdings PCL Class F (a)(b)	2,577,850	70,864
Security Description	Shares	Value
Ramkhamhaeng Hospital PCL Class F	367,500	$ 572,288
Regional Container Lines PCL (b)	160,800	124,615
Sabuy Technology PCL	577,300	204,279
Sansiri PCL	7,712,633	392,454
SCB X PCL	2,009,714	6,024,146
Seven Utilities & Power PLC (a)	3,053,700	62,512
Siam Cement PCL	801,027	7,378,959
Siam Makro PCL	51,700	59,343
Singer Thailand PCL (b)	194,900	102,594
Sri Trang Agro-Industry PCL	584,100	391,165
Sri Trang Gloves Thailand PCL	1,535,100	457,904
Srisawad Corp. PCL	413,100	637,258
Tata Steel Thailand PCL	2,915,600	97,201
Thai Airways International PCL (a)(d)	1,250,900	60,725
Thai Beverage PCL	12,096,400	5,731,813
Thai Oil PCL	2,697,042	4,140,801
Thaicom PCL (a)	1,202,800	506,516
Tisco Financial Group PCL	2,369,780	6,964,845
TMBThanachart Bank PCL	117,680,549	4,886,866
True Corp. PCL (b)	9,522,965	2,339,316
TTCL PCL (a)	202,500	26,412
VGI PCL	347,280	39,811
Xspring Capital PCL (a)(b)	4,916,700	162,476
		169,124,667
TURKEY — 0.9%
Akbank TAS	3,819,695	3,370,963
Anadolu Efes Biracilik Ve Malt Sanayii AS	668,371	2,235,448
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	17,563	140,358
Aselsan Elektronik Sanayi Ve Ticaret AS	370,520	1,002,788
Aydem Yenilenebilir Enerji AS Class A (a)	191,030	140,324
Bera Holding AS	949,959	564,680
BIM Birlesik Magazalar AS	394,286	3,054,458
Biotrend Cevre VE Enerji Yatirimlari AS (a)	326,724	292,766
Can2 Termik AS (a)	76,700	174,858
Coca-Cola Icecek AS	14,028	148,867
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a)	452,558	606,428
Dogan Sirketler Grubu Holding AS	4,553,384	2,215,609
EGE Endustri VE Ticaret AS	166	39,385
Enka Insaat ve Sanayi AS	517,983	790,670
Eregli Demir ve Celik Fabrikalari TAS	2,273,494	4,192,846

See accompanying notes to financial statements.
94

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Esenboga Elektrik Uretim AS	29,520	$ 83,354
Ford Otomotiv Sanayi AS	132,405	4,034,576
Gubre Fabrikalari TAS (a)	51,770	535,366
Haci Omer Sabanci Holding AS	1,664,440	3,430,333
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	365,324	172,813
Isbir Holding AS	37,712	137,626
Izmir Demir Celik Sanayi AS (a)	365,865	108,263
Kizilbuk Gayrimenkul Yatirim Ortakligi AS (a)	119,344	124,163
KOC Holding AS	2,044,338	8,147,531
Logo Yazilim Sanayi Ve Ticaret AS	65,442	225,015
Migros Ticaret AS (a)	26,055	227,362
MLP Saglik Hizmetleri AS (a)(c)	109,125	403,640
Nuh Cimento Sanayi AS	10,946	77,098
Otokar Otomotiv Ve Savunma Sanayi AS (a)	1,760	84,135
Oyak Yatirim Menkul Degerler AS	174,962	327,045
Penta Teknoloji Urunleri Dagitim Ticaret AS (a)	109,100	96,624
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS (a)	104,057	42,501
Sasa Polyester Sanayi AS (a)	80,228	419,635
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	136,237	225,559
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (a)	468,942	68,894
Sok Marketler Ticaret AS (a)	23,083	34,850
Tofas Turk Otomobil Fabrikasi AS	18,731	182,187
Turk Hava Yollari AO (a)	819,522	5,059,305
Turk Telekomunikasyon AS	33,560	29,110
Turkcell Iletisim Hizmetleri AS	1,434,539	2,390,026
Turkiye Garanti Bankasi AS	737,355	1,070,211
Turkiye Halk Bankasi AS (a)	317,998	183,062
Turkiye Is Bankasi AS Class C	5,970,336	4,034,137
Turkiye Petrol Rafinerileri AS	190,645	5,264,960
Turkiye Sigorta AS	236,913	122,931
Turkiye Sinai Kalkinma Bankasi AS (a)	701,019	149,371
Turkiye Vakiflar Bankasi TAO Class D (a)	542,555	252,976
Ulker Biskuvi Sanayi AS (a)	852,761	1,384,321
Yapi ve Kredi Bankasi AS	3,865,001	1,926,963
		60,026,391
Security Description	Shares	Value
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	3,604,415	$ 8,146,125
Abu Dhabi Islamic Bank PJSC	888,103	2,413,415
Abu Dhabi National Oil Co. for Distribution PJSC	2,422,470	2,757,229
Abu Dhabi Ports Co. PJSC (a)	564,704	965,648
ADNOC Drilling Co. PJSC	1,448,507	1,557,959
Agthia Group PJSC	88,393	99,164
Air Arabia PJSC	6,493,500	3,748,460
Ajman Bank PJSC (a)	2,544,715	990,863
AL Seer Marine Supplies & Equipment Co. LLC (a)	96,266	203,410
Al Waha Capital PJSC	1,257,620	438,326
Aldar Properties PJSC	5,447,577	6,897,545
Apex Investment Co. PSC (a)	410,728	229,270
Arabtec Holding PJSC (a)(d)	504,845	—
Bank of Sharjah (a)	1,351,495	139,842
Depa PLC (a)	1,728,712	141,215
Deyaar Development PJSC (a)	3,153,601	413,038
Dubai Electricity & Water Authority PJSC	1,882,772	1,281,669
Dubai Financial Market PJSC	2,643,642	914,207
Dubai Investments PJSC	2,242,603	1,404,489
Dubai Islamic Bank PJSC	299,923	427,120
Emaar Properties PJSC	5,232,394	7,978,599
Emirates NBD Bank PJSC	1,879,370	6,729,398
Emirates Telecommunications Group Co. PJSC	3,040,711	18,264,965
Eshraq Investments PJSC (a)	3,993,470	496,941
Fertiglobe PLC	1,049,365	1,142,944
First Abu Dhabi Bank PJSC	4,277,829	15,002,978
Ghitha Holding PJSC (a)	36,284	385,317
Gulf General Investment Co. (a)(d)	638,957	—
Gulf Pharmaceutical Industries PSC (a)	82,008	20,321
Invest bank PSC (a)(d)	76,929	4,713
Multiply Group PJSC (a)	1,353,942	1,194,492
National Central Cooling Co. PJSC	3,087,379	2,522,025
National Marine Dredging Co. (a)	206,785	1,247,748
Network International Holdings PLC (a)(c)	260,716	789,143
Orascom Construction PLC (e)	5,582	16,746
Orascom Construction PLC (e)	30,550	95,072
Q Holding PJSC (a)	1,961,198	1,356,417

See accompanying notes to financial statements.
95

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
RAK Properties PJSC (a)	5,047,744	$ 801,317
Ras Al Khaimah Ceramics	300,265	219,935
SHUAA CAPITAL PSC (a)	6,823,398	661,438
Union Properties PJSC (a)	2,375,735	149,434
		92,248,937
UNITED STATES — 0.2%
Belite Bio, Inc. ADR (a)	7,896	229,221
CBAK Energy Technology, Inc. (a)(b)	165,040	145,235
HUUUGE, Inc. (a)(c)	80,508	519,147
Ideanomics, Inc. (a)(b)	822,940	88,878
IntelliEPI, Inc.	256,000	594,440
JBS SA	765,270	2,694,161
JS Global Lifestyle Co. Ltd. (c)	938,000	963,099
Legend Biotech Corp. ADR (a)(b)	91,307	4,402,824
Newegg Commerce, Inc. (a)(b)	131,348	176,006
Parade Technologies Ltd.	41,000	1,413,909
Seanergy Maritime Holdings Corp.	12,497	63,235
Titan Cement International SA (a)	48,552	773,305
		12,063,460
TOTAL COMMON STOCKS (Cost $7,134,256,208)		6,841,709,090

PREFERRED STOCKS — 0.0% (f)
MALAYSIA — 0.0% (f)
SP Setia Bhd Group , 5.43%, 11/24/2027 (g)	240,036	19,040
PHILIPPINES — 0.0% (f)
Cebu Air, Inc. , 6.00%, 3/29/2027 (a)	916,422	692,816
TOTAL PREFERRED STOCKS (Cost $734,979)		711,856
RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Gafisa SA (expiring 04/20/23) (a)	3,089	73
Localiza Rent a Car SA (expiring 05/11/23) (a)	2,558	6,624
		6,697
THAILAND — 0.0% (f)
Singer Thailand PCL CVR (a)(d)	1,396	—
TOTAL RIGHTS (Cost $0)		6,697
Security Description	Shares	Value
WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Comfort Gloves Bhd (expiring 06/26/26) (a)	75,600	$ 1,028
Frontken Corp. Bhd (expiring 05/03/26) (a)	348,950	20,166
GDEX Bhd (expiring 01/04/28) (a)	160,612	1,820
Hong Seng Consolidated Bhd (expiring 10/03/24) (a)	508,266	576
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	2,641
SKP Resources Bhd (expiring 04/25/26) (a)	108,980	1,605
VS Industry Bhd (expiring 06/14/24) (a)	975,140	9,945
		37,781
THAILAND — 0.0% (f)
Banpu PCL (expiring 09/30/23) (a)	1,517,819	98,540
Srisawad Corp. PCL (expiring 08/29/25) (a)	9,740	969
VGI PCL (expiring 05/23/27) (a)	70,080	348
		99,857
TOTAL WARRANTS (Cost $0)		137,638
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (h)(i)	34,909,572	34,909,572
State Street Navigator Securities Lending Portfolio II (j)(k)	192,792,410	192,792,410
TOTAL SHORT-TERM INVESTMENTS (Cost $227,701,982)		227,701,982
TOTAL INVESTMENTS — 102.2% (Cost $7,362,693,169)		7,070,267,263
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(151,738,773)
NET ASSETS — 100.0%		$ 6,918,528,490
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.
96

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the security is $1,023,313, representing 0.01% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2023.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	690	06/16/2023	$33,228,450	$34,344,750	$1,116,300

During the period ended March 31, 2023, average notional value related to futures contracts was $38,098,214.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,676,139,954	$164,545,823	$1,023,313	$6,841,709,090
Preferred Stocks	711,856	—	—	711,856
Rights	6,697	—	0(a)	6,697
Warrants	137,638	—	—	137,638
Short-Term Investments	227,701,982	—	—	227,701,982
TOTAL INVESTMENTS	$6,904,698,127	$164,545,823	$1,023,313	$7,070,267,263
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$ 1,116,300	$ —	$ —	$ 1,116,300
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$6,905,814,427	$164,545,823	$1,023,313	$7,071,383,563
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
97

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	22.0%
Information Technology	15.6
Consumer Discretionary	13.5
Communication Services	9.3
Materials	9.2
Industrials	7.7
Consumer Staples	6.9
Energy	4.8
Health Care	4.5
Utilities	2.9
Real Estate	2.5
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	32,435,146	$ 32,435,146	$ 480,854,082	$ 478,379,656	$—	$—	34,909,572	$ 34,909,572	$ 748,401
State Street Navigator Securities Lending Portfolio II	102,169,296	102,169,296	861,057,773	770,434,659	—	—	192,792,410	192,792,410	1,006,822
Total		$134,604,442	$1,341,911,855	$1,248,814,315	$—	$—		$227,701,982	$1,755,223
See accompanying notes to financial statements.
98

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.4%
Flutter Entertainment PLC (a)	5,899	$ 1,074,463
Glencore PLC	348,202	2,000,263
Rio Tinto PLC	35,935	2,433,976
		5,508,702
AUSTRIA — 0.6%
Addiko Bank AG (a)	399	6,286
Agrana Beteiligungs AG	402	7,141
AMAG Austria Metall AG (b)	108	4,306
ams-OSRAM AG (a)	9,109	70,615
ANDRITZ AG	2,355	159,400
AT&S Austria Technologie & Systemtechnik AG	831	25,595
BAWAG Group AG (a)(b)	2,956	143,428
CA Immobilien Anlagen AG (a)	1,555	41,898
DO & Co. AG (a)	213	24,900
Erste Group Bank AG	10,885	360,693
EVN AG	1,120	24,884
FACC AG (a)	592	4,522
Flughafen Wien AG (a)	343	14,720
IMMOFINANZ AG (a)	2,036	28,601
Kontron AG	1,654	34,502
Lenzing AG	423	31,940
Mayr Melnhof Karton AG	295	49,037
Mondi PLC	14,776	234,219
Oesterreichische Post AG	1,054	38,991
OMV AG	4,820	221,302
Palfinger AG (a)	423	13,213
PIERER Mobility AG	299	25,725
Porr AG	814	11,939
Raiffeisen Bank International AG (a)	4,519	69,521
Rosenbauer International AG	100	3,542
S IMMO AG	1,360	19,622
Schoeller-Bleckmann Oilfield Equipment AG	336	21,647
Semperit AG Holding	337	9,080
Strabag SE	428	18,344
Telekom Austria AG (a)	4,588	34,643
UBM Development AG	100	3,009
UNIQA Insurance Group AG	3,892	32,813
Verbund AG	2,241	194,779
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,260	33,881
voestalpine AG	3,609	122,649
Wienerberger AG	3,790	109,694
Zumtobel Group AG	931	7,212
		2,258,293
BELGIUM — 1.6%
Ackermans & van Haaren NV	765	126,332
Aedifica SA REIT	1,315	105,865
Ageas SA	5,872	254,292
AGFA-Gevaert NV (a)	3,803	11,135
Anheuser-Busch InBev SA	29,874	1,990,564
Security Description	Shares	Value
Ascencio REIT	177	$ 9,365
Atenor	109	5,305
Azelis Group NV	2,760	70,047
Banque Nationale de Belgique	4	2,521
Barco NV	2,161	64,424
Bekaert SA	1,052	47,547
Biocartis Group NV (a)(b)(c)	2,152	1,429
bpost SA	3,276	18,668
Care Property Invest NV REIT (c)	1,616	22,368
Cie d'Entreprises CFE (a)	218	2,378
Cie du Bois Sauvage SA	34	12,522
Cofinimmo SA REIT	1,128	99,941
Deceuninck NV	2,378	6,485
Deme Group NV (a)	210	26,886
D'ieteren Group	761	147,912
Econocom Group SA	2,993	9,625
Elia Group SA	1,153	152,325
Etablissements Franz Colruyt NV	1,637	47,878
Euronav NV	3,380	56,368
EVS Broadcast Equipment SA	387	9,229
Exmar NV	1,108	11,677
Fagron	2,376	40,606
Financiere de Tubize SA	722	59,773
Fluxys Belgium SA	203	6,264
Galapagos NV (a)	1,308	50,207
Gimv NV	632	30,555
Greenyard NV (a)	590	4,090
Groupe Bruxelles Lambert NV	3,290	280,592
Home Invest Belgium SA REIT	232	5,200
Hyloris Pharmaceuticals SA (a)	327	4,505
Immobel SA	123	6,414
Intervest Offices & Warehouses NV REIT	745	14,165
Ion Beam Applications	735	12,745
KBC Ancora	1,239	57,237
KBC Group NV	8,197	563,726
Kinepolis Group NV (a)	498	25,613
Lotus Bakeries NV	14	98,106
Melexis NV	702	81,150
Mithra Pharmaceuticals SA (a)(c)	804	2,476
Montea NV REIT	515	41,684
Nextensa SA REIT	100	4,308
Nyxoah SA (a)	386	2,885
Ontex Group NV (a)	2,181	16,279
Orange Belgium SA (a)	415	6,880
Proximus SADP	5,243	50,663
Recticel SA	1,342	24,990
Retail Estates NV REIT	333	23,552
Shurgard Self Storage Ltd. REIT	831	39,815
Sipef NV	203	13,454
Sofina SA	510	114,364
Solvay SA	2,470	282,710
Telenet Group Holding NV	1,447	32,920
Tessenderlo Group SA (a)	700	21,903

See accompanying notes to financial statements.
99

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
TINC Comm VA	740	$ 9,792
UCB SA	4,211	377,166
Umicore SA	6,581	223,149
Unifiedpost Group SA (a)	831	3,783
Van de Velde NV	193	7,591
VGP NV (c)	421	37,598
Warehouses De Pauw CVA REIT	5,221	154,969
Wereldhave Belgium Comm VA REIT	91	5,309
X-Fab Silicon Foundries SE (a)(b)	2,505	23,650
Xior Student Housing NV REIT	807	27,180
		6,203,106
BERMUDA — 0.0% (d)
Conduit Holdings Ltd.	5,342	32,365
Northern Ocean Ltd. (a)	3,696	4,277
		36,642
BRAZIL — 0.1%
Yara International ASA	5,486	237,761
CANADA — 0.0% (d)
International Petroleum Corp. (a)	3,462	33,052
CHILE — 0.1%
Antofagasta PLC	13,089	255,867
CHINA — 0.5%
Prosus NV (a)	24,062	1,880,667
TI Fluid Systems PLC (b)	9,312	12,366
		1,893,033
CYPRUS — 0.0% (d)
ASBISc Enterprises PLC	1,256	8,513
DENMARK — 4.5%
ALK-Abello AS (a)	4,418	68,365
Alm Brand AS	26,238	49,058
Ambu AS Class B (a)	5,967	89,420
AP Moller - Maersk AS Class A	100	177,349
AP Moller - Maersk AS Class B	163	295,854
Asetek AS (a)	502	265
Atlantic Sapphire ASA (a)	4,934	2,671
Bang & Olufsen AS (a)	2,971	4,212
Bavarian Nordic AS (a)	2,605	74,694
Better Collective AS (a)	1,107	21,479
Carlsberg AS Class B	3,368	522,155
cBrain AS	292	5,958
Cementir Holding NV	1,531	13,124
Chemometec AS (a)	578	33,062
Chr Hansen Holding AS	3,481	264,506
Coloplast AS Class B	4,055	533,329
D/S Norden AS	906	60,941
Danske Bank AS (a)	22,891	460,721
Demant AS (a)	3,152	110,422
Dfds AS	1,139	46,148
DSV AS	6,008	1,162,336
FLSmidth & Co. AS	1,751	66,960
Genmab AS (a)	2,210	834,485
Security Description	Shares	Value
GN Store Nord AS (a)	4,118	$ 92,431
H Lundbeck AS	8,236	38,174
H+H International AS Class B (a)	539	8,459
ISS AS (a)	5,038	102,574
Jeudan AS	299	11,033
Jyske Bank AS (a)	1,519	106,384
Matas AS	1,215	14,921
Napatech AS (a)	1,043	996
Netcompany Group AS (a)(b)	1,453	52,809
Nilfisk Holding AS (a)	337	6,645
NKT AS (a)	1,483	77,215
Novo Nordisk AS Class B	55,029	8,714,366
Novozymes AS Class B	7,048	360,698
NTG Nordic Transport Group AS Class A (a)	428	25,437
Orsted AS (b)	6,336	539,108
Pandora AS	3,156	301,674
Per Aarsleff Holding AS	625	26,890
Ringkjoebing Landbobank AS	936	132,007
ROCKWOOL AS Class A	196	47,738
ROCKWOOL AS Class B	292	71,568
Royal Unibrew AS	1,461	127,422
Scandinavian Tobacco Group AS Class A (b)	1,760	34,961
Schouw & Co. AS	419	35,138
SimCorp AS	1,330	100,634
Solar AS Class B	182	14,705
SP Group AS	293	11,068
Spar Nord Bank AS	2,867	45,243
Sparekassen Sjaelland-Fyn AS	592	15,800
Sydbank AS	1,875	84,445
Topdanmark AS (a)	1,514	80,993
Trifork Holding AG (c)	428	9,925
Tryg AS	12,170	266,064
UIE PLC	485	13,475
Vestas Wind Systems AS	33,865	982,876
Zealand Pharma AS (a)	1,426	44,673
		17,496,063
EGYPT — 0.0% (d)
Centamin PLC	38,543	49,682
Energean PLC	4,619	74,359
		124,041
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F	1,642	106,377
FINLAND — 2.1%
Afarak Group SE (a)	5,129	3,366
Aktia Bank Oyj	2,131	22,110
Alandsbanken Abp Class A	87	3,715
Alandsbanken Abp Class B	221	9,148
Alma Media Oyj (a)	1,121	11,266
Anora Group Oyj (c)	1,451	8,733
Aspo Oyj	850	7,905
Atria Oyj	305	3,791
Bittium Oyj (c)	1,203	5,712
CapMan Oyj Class B	5,124	15,532

See accompanying notes to financial statements.
100

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Cargotec Oyj Class B	1,326	$ 64,512
Caverion Oyj	2,276	21,192
Citycon Oyj (a)(c)	2,537	17,351
Digia Oyj	486	2,994
Elisa Oyj	5,076	306,403
Enento Group Oyj (a)(b)	708	12,600
eQ Oyj	609	12,585
Evli Oyj Class B	173	3,421
Fellow Bank PLC (a)	197	3,895
Finnair Oyj (a)	20,723	11,527
Fiskars OYJ Abp (c)	1,653	28,196
Fortum Oyj (a)	15,085	231,332
F-Secure Oyj	3,768	13,079
Gofore Oyj	280	7,712
Harvia Oyj	539	12,836
HKScan Oyj Class A (a)	1,843	1,562
Huhtamaki Oyj	3,192	118,604
Incap Oyj	588	11,499
Kamux Corp. (c)	902	5,106
Kemira Oyj	3,498	61,643
Kesko Oyj Class A	2,961	64,211
Kesko Oyj Class B	9,016	193,999
Kojamo Oyj (c)	6,250	73,675
Kone Oyj Class B	13,493	703,654
Konecranes Oyj	2,169	72,675
Lassila & Tikanoja Oyj	1,222	13,409
Marimekko Oyj	1,338	14,188
Metsa Board Oyj Class B (c)	5,775	46,555
Metso Outotec Oyj	21,660	236,266
Musti Group Oyj (a)	1,110	19,428
Neste Oyj	14,403	710,895
Nokia Oyj	180,990	887,912
Nokian Renkaat Oyj	4,120	39,453
Nordea Bank Abp (c)(e)	86,282	920,603
Nordea Bank Abp (e)	35,364	378,180
Olvi Oyj Class A	528	17,152
Oma Saastopankki Oyj	295	6,282
Optomed Oy (a)	399	1,704
Oriola Oyj Class B	3,768	5,797
Orion Oyj Class A	941	43,450
Orion Oyj Class B	3,624	162,177
Orthex Oyj (a)	305	1,670
Outokumpu Oyj	13,337	72,769
Pihlajalinna Oyj	601	4,878
Ponsse Oyj	336	10,276
Puuilo Oyj	1,511	11,032
QT Group Oyj (a)	619	45,085
Raisio Oyj Class V	4,193	11,434
Rapala VMC Oyj	708	2,808
Relais Group Oyj	327	3,872
Remedy Entertainment Oyj (c)	322	7,626
Revenio Group Oyj	747	31,359
Rovio Entertainment Oyj (b)	1,629	13,813
Sampo Oyj Class A	16,182	764,419
Sanoma Oyj	2,745	24,186
Scanfil Oyj	738	6,158
Security Description	Shares	Value
Sitowise Group PLC	950	$ 4,325
Stockmann OYJ Abp Class B (a)	4,125	9,277
Stora Enso Oyj Class A	903	13,195
Stora Enso Oyj Class R	20,240	263,437
Suominen Oyj (a)	1,003	3,296
Taaleri Oyj	539	6,207
Talenom Oyj	913	8,173
Tecnotree Oyj (a)	5,210	2,753
Terveystalo Oyj (b)	3,198	24,391
TietoEVRY Oyj	3,201	100,576
Tokmanni Group Corp.	1,629	22,494
UPM-Kymmene Oyj (a)	17,919	602,538
Uponor Oyj	1,844	34,118
Vaisala Oyj Class A	908	39,213
Valmet Oyj (c)	5,619	182,166
Verkkokauppa.com Oyj (c)	808	2,287
Viking Line Abp (a)	320	5,354
Wartsila OYJ Abp	15,979	150,827
WithSecure Oyj (a)	3,292	5,454
YIT Oyj (c)	5,737	15,308
		8,157,766
FRANCE — 15.2%
AB Science SA (a)	700	4,327
Accor SA (a)	6,048	196,928
Adevinta ASA (a)	9,371	66,437
Aeroports de Paris (a)	761	108,847
Air France-KLM (a)	44,512	82,115
Air Liquide SA	17,569	2,943,345
Airbus SE	19,567	2,620,756
ALD SA (b)	4,559	53,494
Alstom SA	10,258	279,512
Altarea SCA REIT	182	22,423
Alten SA	1,001	159,759
Amundi SA (b)	2,079	131,119
Antin Infrastructure Partners SA	946	17,154
ARGAN SA REIT	318	23,804
Arkema SA	2,007	197,990
Atos SE (a)(c)	3,601	44,561
Aubay	305	15,674
AXA SA	66,824	2,044,805
Believe SA (a)	690	7,275
Beneteau SA	1,148	19,208
BioMerieux	1,634	172,200
BNP Paribas SA	38,097	2,285,168
Bollore SE	26,027	160,896
Bonduelle SCA (c)	426	5,563
Bouygues SA	9,353	315,923
Bureau Veritas SA	9,859	283,528
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	508	10,100
Caisse Regionale de Credit Agricole Mutuel Nord de France	510	8,432
Capgemini SE	5,834	1,082,273
Carmila SA REIT	1,818	27,297
Carrefour SA	19,447	393,618

See accompanying notes to financial statements.
101

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Casino Guichard Perrachon SA (a)	1,305	$ 9,251
CGG SA (a)	23,676	18,304
Chargeurs SA	542	9,163
Christian Dior SE	151	135,016
Cie de L'Odet SE	18	27,965
Cie de Saint-Gobain	17,294	983,044
Cie des Alpes	1,055	14,671
Cie Generale des Etablissements Michelin SCA	23,963	732,744
Cie Plastic Omnium SA	2,055	37,464
Coface SA	3,607	51,141
Covivio SA REIT (c)	1,535	89,389
Credit Agricole SA	44,202	499,346
Danone SA	21,430	1,334,327
Dassault Aviation SA	791	156,923
Dassault Systemes SE	24,131	992,974
DBV Technologies SA (a)	2,552	8,917
Derichebourg SA	2,955	17,336
Edenred	8,390	497,149
Eiffage SA	3,257	352,937
Electricite de France SA	808	10,429
Elior Group SA (a)(b)	3,372	11,848
Elis SA	6,171	118,267
Engie SA (c)	62,363	987,451
Equasens	177	13,788
Eramet SA	335	35,013
EssilorLuxottica SA	10,177	1,835,429
Eurazeo SE	1,816	129,231
Euroapi SA (a)	1,773	20,274
Eutelsat Communications SA (c)	6,186	41,299
Exclusive Networks SA	828	17,668
Faurecia SE (a)(e)	5,155	111,705
Faurecia SE (a)(e)	621	13,460
Fnac Darty SA	414	15,284
Gaztransport Et Technigaz SA	1,033	105,721
Gecina SA REIT	1,606	166,719
Getlink SE	10,658	175,891
Hermes International	1,181	2,391,693
ICADE REIT	1,019	47,981
ID Logistics Group (a)	87	25,899
Imerys SA (c)	1,118	48,343
Interparfums SA	589	44,346
Ipsen SA	1,211	133,543
IPSOS	1,326	82,260
JCDecaux SE (a)	2,070	43,427
Kaufman & Broad SA	434	12,920
Kering SA	2,437	1,588,607
Klepierre SA REIT	6,679	151,296
Korian SA (c)	2,386	17,861
La Francaise des Jeux SAEM (b)	3,854	160,746
Lagardere SA	1,037	23,434
Lectra	1,019	40,243
Legrand SA	8,951	817,662
LISI	592	15,694
L'Oreal SA	8,148	3,640,547
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	8,707	$ 7,987,787
Maisons du Monde SA (b)(c)	704	7,576
Manitou BF SA	333	7,778
McPhy Energy SA (a)	709	9,933
Mercialys SA REIT	2,864	29,280
Mersen SA	531	23,682
Metropole Television SA (c)	2,230	36,221
Neoen SA (b)(c)	2,420	76,116
Neurones	288	11,984
Nexans SA	931	92,551
Nexity SA	1,359	34,166
Orange SA	68,765	818,221
Orpea SA (a)(c)	1,658	3,543
OVH Groupe SAS (a)	1,028	12,855
Pernod Ricard SA	6,723	1,524,387
PEUGEOT INVEST	176	18,892
Publicis Groupe SA	7,977	622,089
Quadient SA	1,127	20,546
Remy Cointreau SA	775	141,456
Renault SA (a)	6,978	285,055
Rexel SA (a)	8,079	192,665
Robertet SA	29	27,663
Rothschild & Co.	1,033	52,243
Rubis SCA	3,169	84,938
Safran SA	12,704	1,884,561
Sartorius Stedim Biotech	808	247,554
SCOR SE	5,265	119,780
SEB SA	998	113,632
SES-imagotag SA (a)	176	20,919
Societe BIC SA	813	51,319
Societe Generale SA	27,071	611,314
Societe LDC SA	105	12,891
Societe pour l'Informatique Industrielle	301	16,416
Sodexo SA	2,849	278,762
SOITEC (a)	874	140,155
Solutions 30 SE (a)	2,449	6,269
Sopra Steria Group SACA	548	115,086
SPIE SA	4,805	139,593
Stef SA	189	21,561
Sword Group	232	11,040
Technip Energies NV	4,594	98,101
Teleperformance	1,986	478,360
Television Francaise 1 (c)	3,404	30,085
Thales SA	3,565	528,110
Thermador Groupe	217	23,175
Tikehau Capital SCA (c)	1,864	49,312
TotalEnergies SE	83,551	4,934,473
Trigano SA	286	37,287
Ubisoft Entertainment SA (a)	3,403	90,433
Unibail-Rodamco-Westfield REIT (a)(e)	3,372	180,923
Valeo SA	7,451	153,079
Vallourec SA (a)	5,423	68,463
Valneva SE (a)	2,758	14,476

See accompanying notes to financial statements.
102

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Vantiva SA (a)	7,360	$ 1,734
Veolia Environnement SA (c)	22,573	696,494
Verallia SA (b)	2,562	109,391
Vetoquinol SA	112	10,769
Vicat SA (c)	603	18,114
Vilmorin & Cie SA (c)	182	8,611
Vinci SA	19,780	2,271,921
Virbac SA	150	48,238
Vivendi SE	23,575	238,201
Voltalia SA (a)(c)	1,336	21,192
Waga Energy SA (a)	297	7,922
Wavestone (c)	294	14,198
Wendel SE	900	95,189
Worldline SA (a)(b)	7,767	330,028
		59,319,329
GABON — 0.0% (d)
BW Energy Ltd. (a)	3,814	9,804
GEORGIA — 0.0% (d)
Bank of Georgia Group PLC	1,229	41,789
TBC Bank Group PLC	1,409	39,024
		80,813
GERMANY — 12.2%
1&1 AG	1,838	20,209
7C Solarparken AG	2,348	9,643
Aareal Bank AG (a)	306	10,040
About You Holding SE (a)	1,203	6,679
Adesso SE	94	15,013
adidas AG	5,591	988,781
ADLER Group SA (a)(b)	2,879	2,828
ADVA Optical Networking SE (a)	623	14,647
AIXTRON SE	3,780	128,255
Allianz SE	13,536	3,129,476
Amadeus Fire AG	182	27,406
Aroundtown SA	31,896	45,500
Atoss Software AG	112	20,272
Aurubis AG	1,039	96,018
Auto1 Group SE (a)(b)	3,464	24,519
BASF SE	29,940	1,573,069
Basler AG	438	10,588
Bayer AG	32,902	2,099,027
Bayerische Motoren Werke AG	10,742	1,178,035
Bayerische Motoren Werke AG Preference Shares	1,960	200,806
BayWa AG	412	18,196
Bechtle AG	2,671	127,655
Beiersdorf AG	3,292	429,012
Bike24 Holding AG (a)	823	2,584
Bilfinger SE	735	31,223
Biotest AG Preference Shares	322	11,090
Borussia Dortmund GmbH & Co. KGaA (a)	2,377	10,614
Brenntag SE	5,199	390,873
CANCOM SE	1,140	39,014
Carl Zeiss Meditec AG	1,207	167,852
CECONOMY AG (a)	5,624	15,324
Security Description	Shares	Value
Cewe Stiftung & Co. KGAA	182	$ 18,785
Commerzbank AG (a)	35,564	374,871
CompuGroup Medical SE & Co. KgaA	850	43,755
Continental AG	3,573	267,540
Covestro AG (b)	6,384	264,466
CropEnergies AG	702	8,618
CTS Eventim AG & Co. KGaA (a)	2,000	124,833
Daimler Truck Holding AG (a)	15,767	532,916
Dermapharm Holding SE	625	25,654
Deutsche Bank AG	69,331	704,737
Deutsche Beteiligungs AG	399	12,094
Deutsche Boerse AG	6,369	1,241,722
Deutsche EuroShop AG	491	10,280
Deutsche Lufthansa AG (a)	20,257	225,804
Deutsche Pfandbriefbank AG (b)	4,502	39,032
Deutsche Post AG	33,011	1,545,414
Deutsche Telekom AG	116,384	2,826,054
Deutsche Wohnen SE	1,717	33,746
Deutz AG	4,022	26,109
DIC Asset AG	1,139	9,788
DMG Mori AG	300	13,820
Draegerwerk AG & Co. KGaA Preference Shares	282	12,975
Duerr AG	1,641	58,906
DWS Group GmbH & Co. KGaA (b)	1,031	31,722
E.ON SE	67,999	849,591
Eckert & Ziegler Strahlen- und Medizintechnik AG	488	22,035
Elmos Semiconductor SE	234	22,754
ElringKlinger AG	921	9,406
EnBW Energie Baden-Wuerttemberg AG	610	57,790
Encavis AG	4,024	68,988
Energiekontor AG	231	16,664
Evonik Industries AG	6,772	142,440
Evotec SE (a)	4,835	102,092
Fielmann AG	808	33,692
flatexDEGIRO AG (a)	2,797	24,158
Fraport AG Frankfurt Airport Services Worldwide (a)	1,235	62,137
Freenet AG	3,874	100,803
Fresenius Medical Care AG & Co. KGaA	6,731	285,934
Fresenius SE & Co. KGaA	13,947	376,545
FUCHS PETROLUB SE Preference Shares	2,337	95,315
FUCHS PETROLUB SE	1,054	36,128
GEA Group AG	5,206	237,272
Gerresheimer AG	895	88,632
GFT Technologies SE	510	19,836
Grand City Properties SA	2,581	18,325
GRENKE AG	931	25,773
Hamborner REIT AG	2,383	18,926

See accompanying notes to financial statements.
103

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hamburger Hafen und Logistik AG	711	$ 8,791
Hannover Rueck SE	2,020	395,801
Hapag-Lloyd AG (b)	206	67,590
HeidelbergCement AG	4,873	356,093
Heidelberger Druckmaschinen AG (a)	7,894	14,631
Hella GmbH & Co. KGaA	700	60,955
HelloFresh SE (a)	5,633	134,089
Henkel AG & Co. KGaA Preference Shares	5,546	434,194
Henkel AG & Co. KGaA	3,273	238,249
Hensoldt AG	1,657	59,768
HOCHTIEF AG	840	70,144
Hornbach Holding AG & Co. KGaA	280	22,405
HUGO BOSS AG	1,964	141,086
Hypoport SE (a)	126	17,385
Indus Holding AG	613	16,650
Infineon Technologies AG	43,751	1,791,054
Instone Real Estate Group SE (b)	1,623	13,754
Jenoptik AG	1,719	58,493
JOST Werke AG (b)	414	21,882
Jungheinrich AG Preference Shares	1,613	56,359
K&S AG	6,506	138,506
KION Group AG	2,464	95,328
Kloeckner & Co. SE	2,474	26,623
Knorr-Bremse AG	2,251	149,866
Koenig & Bauer AG (a)	421	8,846
Krones AG	421	49,719
KWS Saat SE & Co. KGaA	323	21,441
LANXESS AG	2,661	109,368
LEG Immobilien SE	2,438	133,710
Leoni AG (a)	836	223
LPKF Laser & Electronics SE (a)	738	7,433
Medios AG (a)	541	11,961
Mercedes-Benz Group AG	26,331	2,024,826
Merck KGaA	4,335	807,959
METRO AG (a)	3,908	33,627
Mister Spex SE (a)	637	2,741
MLP SE	1,535	8,130
Montana Aerospace AG (a)(b)	947	15,487
MorphoSys AG (a)	1,054	16,770
MTU Aero Engines AG	1,797	450,212
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,693	1,644,334
Nagarro SE (a)	283	28,779
Nemetschek SE	2,103	144,582
New Work SE	95	17,257
Nexus AG	485	28,876
Nordex SE (a)	4,823	70,818
Norma Group SE	1,054	24,918
PATRIZIA SE	1,511	15,760
Pfeiffer Vacuum Technology AG	116	19,585
Security Description	Shares	Value
PNE AG	1,363	$ 20,347
Porsche Automobil Holding SE Preference Shares	5,162	296,789
ProSiebenSat.1 Media SE	5,829	59,289
Puma SE	3,442	212,631
PVA TePla AG (a)	592	13,957
Rational AG	185	124,013
Rheinmetall AG	1,466	435,772
RWE AG	22,676	976,584
SAF-Holland SE	1,412	18,025
Salzgitter AG	728	28,790
SAP SE	34,341	4,330,173
Sartorius AG Preference Shares (e)	828	348,138
Sartorius AG (e)	59	20,352
Schaeffler AG Preference Shares	5,541	42,230
Scout24 SE (b)	2,640	156,892
Secunet Security Networks AG	63	13,929
SFC Energy AG (a)	604	14,798
SGL Carbon SE (a)	1,738	17,164
Siemens AG	25,132	4,075,493
Siemens Energy AG (a)	15,895	349,527
Siemens Healthineers AG (b)	9,345	538,305
Siltronic AG	588	42,930
Sixt SE	417	55,544
Sixt SE Preference Shares	537	43,582
SMA Solar Technology AG (a)	622	66,868
Software AG	1,639	35,863
Softwareone Holding AG (a)	3,871	55,043
Stabilus SE	823	57,583
STO SE & Co. KGaA Preference Shares	89	16,496
STRATEC SE	208	14,146
Stroeer SE & Co. KGaA	1,112	58,788
Suedzucker AG	1,923	32,341
SUSE SA (a)	1,221	22,167
Symrise AG	4,463	485,852
Synlab AG	1,931	20,098
TAG Immobilien AG	6,367	44,099
Takkt AG	1,002	15,807
Talanx AG	1,760	81,649
TeamViewer SE (a)(b)	4,796	81,572
Telefonica Deutschland Holding AG	28,812	88,806
thyssenkrupp AG	16,095	115,690
Traton SE	1,655	32,419
TUI AG (a)(c)	2,944	22,700
United Internet AG	2,473	42,639
Vantage Towers AG	420	15,432
Varta AG	604	16,569
VERBIO Vereinigte BioEnergie AG	690	32,400
Vitesco Technologies Group AG Class A (a)	692	50,109
Volkswagen AG	966	165,823

See accompanying notes to financial statements.
104

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Volkswagen AG Preference Shares	6,915	$ 943,908
Vonovia SE	23,625	445,072
Vossloh AG	279	12,989
Wacker Chemie AG	661	107,291
Wacker Neuson SE	1,013	21,230
Washtec AG	393	17,421
Westwing Group SE (a)	439	3,618
Wuestenrot & Wuerttembergische AG	691	12,102
Zalando SE (a)(b)	7,984	334,299
		47,904,326
GHANA — 0.0% (d)
Tullow Oil PLC (a)	38,392	14,972
GREECE — 0.0% (d)
Okeanis Eco Tankers Corp. (a)(b)	385	9,466
GUATEMALA — 0.0% (d)
Millicom International Cellular SA SDR (a)	5,557	105,277
HONG KONG — 0.3%
Cadeler AS (a)	3,201	12,984
Prudential PLC	92,127	1,255,293
		1,268,277
IRELAND — 0.9%
AIB Group PLC	40,039	162,779
Bank of Ireland Group PLC	36,027	364,956
C&C Group PLC (a)	13,018	25,287
Cairn Homes PLC	22,651	25,101
COSMO Pharmaceuticals NV	292	18,155
CRH PLC	25,193	1,272,064
Dalata Hotel Group PLC (a)	6,257	28,483
Glanbia PLC	6,428	93,302
Glenveagh Properties PLC (a)(b)	20,201	21,947
Greencore Group PLC (a)	18,264	18,348
Kerry Group PLC Class A	5,252	524,042
Kingspan Group PLC	5,272	361,078
Ryanair Holdings PLC ADR (a)	3,574	336,993
Smurfit Kappa Group PLC	8,844	320,254
		3,572,789
ISRAEL — 0.0% (d)
Plus500 Ltd.	3,066	64,143
ITALY — 3.5%
A2A SpA	52,214	83,390
ACEA SpA	1,449	19,836
AMCO - Asset Management Co. SpA Class B (a)(c)(f)	88	—
Amplifon SpA	4,294	149,007
Anima Holding SpA (b)	8,303	33,792
Antares Vision SpA (a)	1,115	7,620
Aquafil SpA	599	3,254
Ariston Holding NV	3,776	41,640
Arnoldo Mondadori Editore SpA	5,124	10,878
Security Description	Shares	Value
Ascopiave SpA	2,179	$ 6,297
Assicurazioni Generali SpA	37,778	754,387
Autogrill SpA (a)	6,070	43,525
Avio SpA	541	5,484
Azimut Holding SpA	3,608	77,222
Banca Generali SpA	1,957	62,467
Banca IFIS SpA	906	13,741
Banca Mediolanum SpA	7,295	66,243
Banca Monte dei Paschi di Siena SpA (a)(c)	15,924	34,696
Banca Popolare di Sondrio SPA	13,057	55,523
Banco BPM SpA	49,989	195,790
Banco di Desio e della Brianza SpA	1,440	5,241
BasicNet SpA	831	5,119
BF SpA	1,921	8,014
BFF Bank SpA (b)	5,530	54,974
Biesse SpA	408	6,490
BPER Banca	31,921	78,829
Brembo SpA	5,204	76,327
Brunello Cucinelli SpA	1,118	111,080
Buzzi Unicem SpA	3,051	74,118
Carel Industries SpA (b)	1,342	36,742
Cembre SpA	177	5,865
CIR SpA-Compagnie Industriali (a)	29,857	12,505
Coca-Cola HBC AG (a)	3,547	97,055
Credito Emiliano SpA	2,474	18,331
d'Amico International Shipping SA (a)	14,279	7,245
Danieli & C Officine Meccaniche SpA (e)	1,224	24,309
Danieli & C Officine Meccaniche SpA (e)	409	10,865
Datalogic SpA	740	6,211
Davide Campari-Milano NV	17,984	219,811
De' Longhi SpA	2,378	54,410
DiaSorin SpA	892	94,062
Digital Bros SpA	112	2,529
doValue SpA (b)	2,023	13,847
El.En. SpA	1,317	17,213
Enav SpA (b)	8,423	35,287
Enel SpA	260,291	1,591,277
Eni SpA	83,048	1,164,476
ERG SpA	1,859	56,471
Esprinet SpA	1,010	10,117
Eurotech SpA (a)	797	2,665
Ferrari NV	3,985	1,079,345
Fila SpA	849	6,392
Fincantieri SpA (a)(c)	16,287	10,475
Fine Foods & Pharmaceuticals NTM	330	2,997
FinecoBank Banca Fineco SpA	20,548	315,667
Garofalo Health Care SpA (a)	935	3,794
Gruppo MutuiOnline SpA	824	23,366
GVS SpA (a)(b)(c)	2,055	13,709
Hera SpA	25,968	73,410

See accompanying notes to financial statements.
105

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Immobiliare Grande Distribuzione SIIQ SpA REIT (c)	1,544	$ 4,747
Industrie De Nora SpA (a)(c)	1,436	28,831
Infrastrutture Wireless Italiane SpA (b)	11,499	151,416
Intercos SpA (a)	1,241	17,946
Interpump Group SpA	2,801	157,179
Intesa Sanpaolo SpA ADR	564,204	1,451,229
Iren SpA	19,824	38,014
Italgas SpA	16,315	99,706
Italmobiliare SpA	520	14,604
Iveco Group NV (a)	6,389	60,563
IVS Group SA	1,148	4,503
Juventus Football Club SpA (a)	16,735	6,025
Leonardo SpA	13,710	161,166
LU-VE SpA	223	7,789
Maire Tecnimont SpA (c)	5,347	22,993
MARR SpA	1,112	15,996
Mediobanca Banca di Credito Finanziario SpA	18,380	185,072
MFE-MediaForEurope NV Class A (c)	27,204	12,532
MFE-MediaForEurope NV Class B (c)	12,648	8,643
Moncler SpA	7,095	489,789
NET Insurance SpA	529	5,425
Nexi SpA (a)(b)	21,930	178,360
OVS SpA (b)	6,746	17,663
Pharmanutra SpA	100	6,041
Philogen SpA (a)(b)	318	5,528
Piaggio & C SpA	5,956	25,444
Pirelli & C SpA (b)	13,216	66,365
Poste Italiane SpA (b)(c)	15,836	161,934
Prysmian SpA	9,031	379,714
RAI Way SpA (b)	3,171	19,086
Recordati Industria Chimica e Farmaceutica SpA	3,287	139,132
Reply SpA	733	91,980
Revo SpA (a)	658	6,005
Risanamento SpA (a)	45,933	5,939
Sabaf SpA	223	3,949
SAES Getters SpA (e)	180	5,789
SAES Getters SpA (e)	247	6,548
Safilo Group SpA (a)	7,677	11,760
Saipem SpA (a)(c)	39,774	59,763
Salcef Group SpA	600	14,015
Salvatore Ferragamo SpA (c)	1,639	30,005
Sanlorenzo SpA	414	17,992
Saras SpA (a)	19,002	29,646
Seco SpA (a)(c)	1,113	5,502
Seri Industrial SpA (a)	506	3,254
Sesa SpA	223	29,776
Snam SpA	69,406	368,661
SOL SpA	1,221	32,766
Spaxs SpA (a)	1,971	13,170
Tamburi Investment Partners SpA	3,611	32,562
Security Description	Shares	Value
Technogym SpA (b)	4,439	$ 39,522
Telecom Italia SpA (a)(e)	335,239	110,796
Telecom Italia SpA (a)(e)	200,897	64,737
Terna - Rete Elettrica Nazionale	47,471	390,215
Tinexta Spa	641	13,942
Tod's SpA (a)	285	11,816
UniCredit SpA	64,822	1,226,114
Unieuro SpA (b)	598	7,056
Unipol Gruppo SpA	12,853	66,204
UnipolSai Assicurazioni SpA (c)	13,138	33,229
Webuild SpA (c)	15,484	35,327
Wiit SpA	332	7,236
Zignago Vetro SpA	1,213	23,669
		13,837,812
JERSEY — 0.0% (d)
JTC PLC (b)	4,692	40,784
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	5,215	108,005
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	382	24,545
LUXEMBOURG — 0.3%
APERAM SA	1,446	53,996
ArcelorMittal SA	15,973	483,652
Brederode SA (a)	410	47,573
Eurofins Scientific SE (c)	4,292	287,430
Global Fashion Group SA (a)	2,675	2,803
Majorel Group Luxembourg SA	713	15,764
RTL Group SA	1,207	59,588
SES SA	12,529	82,190
		1,032,996
MALTA — 0.0% (d)
Catena Media PLC (a)(c)	3,080	9,386
Gaming Innovation Group, Inc. (a)	2,186	5,218
Kindred Group PLC SDR	7,678	85,854
		100,458
MEXICO — 0.0% (d)
Borr Drilling Ltd. (a)	6,253	47,770
Fresnillo PLC	6,154	56,764
		104,534
MONACO — 0.0% (d)
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	206	20,546
NETHERLANDS — 7.7%
Aalberts NV	3,254	153,468
ABN AMRO Bank NV GDR (b)	15,784	250,711
Adyen NV (a)(b)	958	1,518,763
Aegon NV	56,116	240,882
Akzo Nobel NV	5,841	456,782
Alfen NV (a)(b)(c)	707	56,165

See accompanying notes to financial statements.
106

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
AMG Advanced Metallurgical Group NV	1,103	$ 46,999
Arcadis NV	2,471	101,371
Argenx SE (a)	1,857	687,375
ASM International NV	1,485	600,015
ASML Holding NV	13,523	9,185,477
ASR Nederland NV	5,063	202,096
Basic-Fit NV (a)(b)(c)	1,762	69,528
BE Semiconductor Industries NV	2,675	232,791
Corbion NV	1,942	63,803
CTP NV (b)	3,809	49,335
Eurocommercial Properties NV REIT	1,347	30,674
Euronext NV (b)	2,767	212,178
EXOR NV (a)	3,478	286,575
Flow Traders Ltd.	1,044	30,307
Fugro NV (a)	3,489	44,312
Heineken Holding NV	3,968	364,498
Heineken NV	8,678	933,959
Hunter Douglas NV (a)	115	21,865
IMCD NV	1,921	313,895
ING Groep NV	124,834	1,482,391
JDE Peet's NV	4,441	129,404
Koninklijke Ahold Delhaize NV	33,285	1,138,757
Koninklijke BAM Groep NV (a)	8,718	20,781
Koninklijke DSM NV	5,865	692,640
Koninklijke KPN NV	111,167	393,251
Koninklijke Philips NV	29,888	546,695
Koninklijke Vopak NV	2,081	73,457
Meltwater NV (a)	4,319	7,279
NN Group NV	8,821	320,666
NSI NV REIT	609	15,350
OCI NV	4,228	143,593
Onward Medical NV (a)	488	2,492
Pharming Group NV (a)	20,873	27,780
PostNL NV	11,804	21,455
Randstad NV	4,125	244,696
SBM Offshore NV	4,739	70,408
Shell PLC (e)	90,814	2,592,145
Shell PLC (e)	141,694	4,077,962
Shop Apotheke Europe NV (a)(b)	419	37,975
TKH Group NV	1,343	69,949
TomTom NV (a)	2,276	18,657
Universal Music Group NV	25,553	646,995
Van Lanschot Kempen NV ADR	1,044	31,929
Wolters Kluwer NV	8,631	1,091,031
		30,051,562
NIGERIA — 0.0% (d)
Airtel Africa PLC (b)	41,350	54,450
NORWAY — 1.4%
2020 Bulkers Ltd. (a)(c)	734	7,401
ABG Sundal Collier Holding ASA	14,380	8,376
ABL Group ASA	1,958	3,047
AF Gruppen ASA	1,842	26,206
Agilyx ASA (a)	1,344	4,190
Security Description	Shares	Value
Akastor ASA (a)	4,692	$ 5,116
Aker ASA Class A	738	47,353
Aker BioMarine ASA (a)	531	1,970
Aker BP ASA	10,134	248,002
Aker Carbon Capture ASA (a)	12,540	17,691
Aker Horizons ASA (a)	7,390	6,571
Aker Solutions ASA	9,551	34,691
AKVA Group ASA (a)	304	1,707
AMSC ASA (a)	1,640	6,499
ArcticZymes Technologies ASA (a)(c)	1,732	6,857
Arendals Fossekompani ASA	419	8,702
Atea ASA (a)	2,753	33,647
Aurskog Sparebank	107	2,166
Austevoll Seafood ASA	2,996	26,862
AutoStore Holdings Ltd. (a)(b)(c)	31,990	68,634
Avance Gas Holding Ltd. (b)	913	5,958
Axactor ASA (a)	5,421	3,321
B2Holding ASA	9,641	6,711
Belships ASA	4,748	9,158
Bergenbio ASA (a)	1,931	888
BEWi ASA (c)	1,444	6,039
Bonheur ASA	710	15,762
Borregaard ASA	3,169	52,892
Bouvet ASA	2,991	18,363
BW Offshore Ltd.	3,086	8,757
Carasent ASA (a)	1,637	2,470
Cloudberry Clean Energy ASA (a)	5,260	5,716
Crayon Group Holding ASA (a)(b)(c)	2,284	18,690
DNB Bank ASA	29,998	536,625
DNO ASA (c)	33,229	32,585
Edda Wind ASA (a)	540	1,235
Elkem ASA (a)(b)	10,138	34,287
Elliptic Laboratories ASA (a)	2,588	3,731
Elmera Group ASA (b)	3,722	5,953
Elopak ASA	2,882	5,985
Entra ASA (b)	2,277	21,981
Equinor ASA	35,131	1,001,960
Europris ASA (b)	5,551	38,506
Froey ASA	701	4,357
Frontline PLC	4,652	76,053
Gjensidige Forsikring ASA (c)	6,447	105,448
Gram Car Carriers ASA (a)	488	6,622
Grieg Seafood ASA	2,024	15,799
Hexagon Composites ASA (a)	3,684	11,714
Hoegh Autoliners ASA	1,352	7,604
Hofseth BioCare ASA (a)	6,029	1,485
IDEX Biometrics ASA (a)	30,601	2,888
Kahoot! ASA (a)(c)	13,026	29,800
Kid ASA (b)	1,320	10,701
Kitron ASA	5,552	19,508
Klaveness Combination Carriers ASA (b)	811	5,901
KMC Properties ASA (a)	1,968	1,127

See accompanying notes to financial statements.
107

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Komplett ASA (a)	812	$ 1,295
Komplett Bank ASA (a)	4,524	2,045
Kongsberg Gruppen ASA	2,878	116,185
Leroy Seafood Group ASA	9,409	48,783
LINK Mobility Group Holding ASA (a)	6,463	5,196
Magnora ASA (a)	1,412	2,885
Medistim ASA	509	14,580
Mowi ASA	15,390	284,197
MPC Container Ships ASA	10,345	16,481
Multiconsult ASA (b)	709	9,992
NEL ASA (a)(c)	50,809	68,865
NORBIT ASA	613	2,341
Nordic Nanovector ASA (a)	1,732	141
Nordic Semiconductor ASA (a)	5,719	87,098
Norsk Hydro ASA	45,808	340,287
Norske Skog ASA (a)(b)	2,640	14,545
Norwegian Air Shuttle ASA (a)	27,676	28,368
Norwegian Energy Co. ASA (a)	908	30,344
NRC Group ASA (a)	1,314	1,455
Nykode Therapeutics ASA (a)	6,573	13,694
Odfjell Drilling Ltd. (a)	3,169	8,003
Odfjell SE Class A	838	7,553
OKEA ASA	1,003	3,022
Olav Thon Eiendomsselskap ASA	1,013	16,540
Orkla ASA	24,803	175,867
Otello Corp. ASA	2,164	1,548
Panoro Energy ASA	4,324	10,925
Pareto Bank ASA	1,359	6,903
Pexip Holding ASA (a)(c)	2,990	4,222
PGS ASA (a)(c)	30,466	28,072
PhotoCure ASA (a)	814	4,698
Polaris Media ASA	396	1,875
poLight ASA (a)(b)	1,110	1,827
Protector Forsikring ASA	2,335	30,990
Rana Gruber ASA	833	4,844
Saga Pure ASA	6,370	953
Salmar ASA	2,434	105,930
Salmon Evolution ASA (a)	10,379	8,225
Sandnes Sparebank	644	5,325
SATS ASA (a)	2,253	1,712
Schibsted ASA Class A	2,471	41,714
Schibsted ASA Class B	3,275	52,410
Self Storage Group ASA (a)	2,134	5,216
Selvaag Bolig ASA	1,447	5,119
Solstad Offshore ASA (a)	1,630	4,848
SpareBank 1 Helgeland	402	4,875
SpareBank 1 Nord Norge (c)	3,366	28,315
Sparebank 1 Oestlandet	1,449	15,745
Sparebank 1 Ostfold Akershus	124	3,741
SpareBank 1 Ringerike Hadeland	127	3,880
SpareBank 1 SMN (c)	4,315	50,924
SpareBank 1 Sorost-Norge	1,861	8,885
SpareBank 1 SR-Bank ASA	6,128	70,799
Security Description	Shares	Value
Sparebanken More	1,358	$ 10,082
Sparebanken Ost	496	2,155
Sparebanken Sor	195	2,383
Sparebanken Vest	3,074	27,003
Stolt-Nielsen Ltd.	808	25,691
Storebrand ASA	15,594	119,593
StrongPoint ASA	1,974	4,806
Telenor ASA	21,753	254,852
TGS ASA	4,220	75,591
TOMRA Systems ASA	7,611	127,903
Totens Sparebank	100	1,986
Treasure ASA	1,249	2,188
Ultimovacs ASA (a)	534	5,833
Var Energi ASA (c)	13,218	32,209
Veidekke ASA	3,619	38,425
Volue ASA (a)	1,257	2,526
Vow ASA (a)	2,058	2,621
Wallenius Wilhelmsen ASA	3,415	24,684
Wilh Wilhelmsen Holding ASA Class A	485	12,133
Wilh Wilhelmsen Holding ASA Class B	316	7,754
XXL ASA (b)	5,547	1,337
Zalaris ASA	486	1,629
Zaptec ASA (a)	2,211	8,043
		5,307,977
PERU — 0.0% (d)
Hochschild Mining PLC	9,822	10,262
POLAND — 0.6%
11 bit studios SA (a)	81	12,503
AB SA	423	5,008
Ac SA	245	1,934
Agora SA (a)	1,202	1,920
Alior Bank SA (a)	2,965	26,670
Allegro.eu SA (a)(b)	13,668	92,975
Alumetal SA	320	6,002
Ambra SA	320	1,768
Amica SA	177	3,258
Apator SA	849	2,881
Arctic Paper SA	498	2,312
Asseco Business Solutions SA	615	5,410
Asseco Poland SA	1,855	32,768
Asseco South Eastern Europe SA	849	9,854
Atal SA	212	2,239
Auto Partner SA	2,177	8,975
Bank Handlowy w Warszawie SA	1,106	20,949
Bank Millennium SA (a)	20,190	20,865
Bank Ochrony Srodowiska SA (a)	1,136	2,402
Bank Polska Kasa Opieki SA	6,020	119,420
Benefit Systems SA (a)	74	19,840
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	930	1,199
Bioton SA (a)	1,243	987
BNPP Bank Polska SA (a)	537	6,631

See accompanying notes to financial statements.
108

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Boryszew SA	2,551	$ 3,535
Budimex SA	423	30,978
Bumech SA	287	2,398
Captor Therapeutics SA (a)	29	1,047
CCC SA (a)	1,320	11,824
CD Projekt SA	2,253	58,165
Celon Pharma SA	504	1,755
ComArch SA	177	6,122
Comp SA	114	1,289
Cyfrowy Polsat SA	8,388	32,594
Datawalk SA (a)	95	1,261
Develia SA	13,750	9,958
Dino Polska SA (a)(b)	1,613	146,434
Dom Development SA	285	8,534
Echo Investment SA	6,039	4,836
Enea SA (a)	7,155	10,497
Energa SA (a)	2,344	3,798
Enter Air SA (a)	291	2,459
Erbud SA (a)	128	1,055
Eurocash SA (a)	2,641	11,439
Fabryki Mebli Forte SA	488	3,070
Famur SA (a)	10,129	9,005
Ferro SA	603	3,527
Firma Oponiarska Debica SA	77	1,144
Globe Trade Centre SA	6,241	8,924
Grupa Azoty SA (a)	1,560	12,993
Grupa Kety SA	316	38,876
Grupa Pracuj SA	532	7,162
ING Bank Slaski SA	1,104	42,027
InPost SA (a)	7,817	71,441
Inter Cars SA	300	39,554
Jastrzebska Spolka Weglowa SA (a)	1,753	19,170
KGHM Polska Miedz SA	4,644	131,783
KRUK SA	593	42,423
LiveChat Software SA	439	14,592
LPP SA	36	80,055
Lubelski Wegiel Bogdanka SA	382	3,377
Mabion SA (a)	293	1,212
Mangata Holding SA	86	2,156
mBank SA (a)	423	30,085
MCI Capital SA	505	2,186
Medicalgorithmics SA (a)	95	365
Mennica Polska SA	798	3,130
MLP Group SA (a)	203	3,581
Mo-BRUK SA	74	5,754
Neuca SA	78	11,099
NEWAG SA	726	3,219
Oponeo.pl SA	182	1,618
Orange Polska SA	21,568	34,174
PCC Rokita SA	95	3,096
PCF Group SA	279	2,597
PGE Polska Grupa Energetyczna SA (a)	28,649	41,736
PKP Cargo SA (a)	1,013	3,765
PlayWay SA	13	1,267
Security Description	Shares	Value
Polenergia SA (a)	506	$ 9,197
Polimex-Mostostal SA (a)	2,246	2,419
Polski Koncern Naftowy ORLEN SA	19,623	265,281
Powszechna Kasa Oszczednosci Bank Polski SA	28,304	187,377
Powszechny Zaklad Ubezpieczen SA	19,306	157,207
Poznanska Korporacja Budowlana Pekabex SA	320	1,248
R22 SA	118	1,465
Rainbow Tours SA	218	1,447
Ryvu Therapeutics SA (a)	300	4,123
Sanok Rubber Co. SA (a)	809	3,568
Santander Bank Polska SA	1,116	75,591
Selvita SA (a)	296	5,153
Shoper SA	201	1,362
Sniezka SA	179	2,917
Stalexport Autostrady SA	3,195	2,002
Stalprodukt SA	83	5,549
STS Holding SA	1,314	5,579
Tauron Polska Energia SA (a)	34,778	15,556
TEN Square Games SA	176	3,793
Tim SA	386	4,408
Torpol SA	298	1,449
Toya SA (a)	818	1,084
VIGO PHOTONICS SA (a)	8	1,021
VRG SA	6,026	4,602
Warsaw Stock Exchange	915	7,633
Wawel SA (a)	3	331
Wielton SA (a)	808	1,519
Wirtualna Polska Holding SA	603	14,137
XTB SA (b)	1,110	8,168
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	210	1,341
Zespol Elektrowni Patnow Adamow Konin SA (a)	822	4,484
		2,239,922
PORTUGAL — 0.3%
Altri SGPS SA (c)	2,791	14,391
Banco Comercial Portugues SA Class R	244,691	54,232
Corticeira Amorim SGPS SA	1,244	13,515
CTT-Correios de Portugal SA (c)	4,383	17,214
EDP - Energias de Portugal SA	87,626	477,530
Galp Energia SGPS SA	16,197	184,067
Greenvolt-Energias Renovaveis SA (a)	1,972	14,205
Ibersol SGPS SA	335	2,409
Jeronimo Martins SGPS SA	9,114	214,079
Mota-Engil SGPS SA	2,334	4,027
Navigator Co. SA	7,309	26,173
NOS SGPS SA	5,752	26,347
Pharol SGPS SA (a)	15,742	927

See accompanying notes to financial statements.
109

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
REN - Redes Energeticas Nacionais SGPS SA	11,705	$ 34,336
Semapa-Sociedade de Investimento e Gestao	387	5,752
Sonae SGPS SA	31,510	34,405
Sonaecom SGPS SA	821	2,248
		1,125,857
SINGAPORE — 0.3%
BW LPG Ltd. (b)	2,536	18,972
Hafnia Ltd.	8,618	49,125
STMicroelectronics NV	22,148	1,177,869
		1,245,966
SOUTH AFRICA — 0.4%
Anglo American PLC	41,680	1,380,114
Scatec ASA (b)	3,908	25,926
		1,406,040
SOUTH KOREA — 0.1%
Delivery Hero SE (a)(b)	6,610	225,282
SPAIN — 3.9%
Acciona SA	808	162,139
Acerinox SA	6,540	67,316
ACS Actividades de Construccion y Servicios SA	7,388	235,583
Aedas Homes SA (b)	510	7,214
Aena SME SA (a)(b)	2,445	395,534
Alantra Partners SA	592	7,011
Almirall SA	2,544	23,770
Amadeus IT Group SA (a)	15,110	1,012,227
AmRest Holdings SE (a)	2,389	10,448
Applus Services SA	4,795	37,483
Atresmedia Corp. de Medios de Comunicacion SA	2,644	9,979
Banco Bilbao Vizcaya Argentaria SA	202,039	1,442,369
Banco de Sabadell SA (c)	190,119	204,241
Banco Santander SA	562,452	2,093,546
Bankinter SA (c)	21,837	123,986
Befesa SA (b)	1,221	55,344
CaixaBank SA	135,368	527,101
Cellnex Telecom SA (a)(b)	18,973	737,129
Cia de Distribucion Integral Logista Holdings SA	2,184	54,575
CIE Automotive SA	1,839	52,947
Construcciones y Auxiliar de Ferrocarriles SA	644	17,912
Corp. ACCIONA Energias Renovables SA (c)	1,822	70,787
Corp. Financiera Alba SA	491	24,539
Ebro Foods SA	1,735	30,725
EDP Renovaveis SA	8,153	186,812
eDreams ODIGEO SA (a)	3,048	18,743
Elecnor SA	1,357	17,028
Enagas SA	7,721	148,476
Ence Energia y Celulosa SA (c)	4,749	17,697
Security Description	Shares	Value
Endesa SA	10,707	$ 232,652
Ercros SA	2,439	11,540
Faes Farma SA	10,652	36,455
Ferrovial SA	17,396	511,998
Fluidra SA (c)	3,197	56,234
Fomento de Construcciones y Contratas SA	1,852	18,109
Gestamp Automocion SA (b)	4,735	21,462
Global Dominion Access SA (b)	3,070	12,041
Grenergy Renovables SA (a)	486	14,795
Grifols SA (a)(c)	10,134	100,280
Grifols SA Class B, Preference Shares (a)	8,728	62,300
Grupo Catalana Occidente SA	1,527	48,194
Iberdrola SA	197,159	2,460,126
Indra Sistemas SA	4,636	62,708
Industria de Diseno Textil SA	37,256	1,250,732
Inmobiliaria Colonial Socimi SA REIT	9,977	63,140
Laboratorios Farmaceuticos Rovi SA	792	33,111
Lar Espana Real Estate Socimi SA REIT	1,435	7,678
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (c)	22,257	24,000
Mapfre SA	33,134	66,885
Mediaset Espana Comunicacion SA (a)(c)	4,326	14,147
Melia Hotels International SA (a)(c)	3,190	20,621
Merlin Properties Socimi SA REIT	11,000	96,325
Metrovacesa SA (a)(b)(c)	1,756	13,736
Naturgy Energy Group SA (c)	6,217	187,436
Neinor Homes SA (b)	1,933	19,027
Obrascon Huarte Lain SA (a)	12,950	7,450
Parques Reunidos Servicios Centrales SAU (a)	1,617	24,161
Pharma Mar SA (c)	421	20,226
Prosegur Cash SA (b)(c)	11,919	9,142
Prosegur Cia de Seguridad SA	5,875	11,687
Red Electrica Corp. SA	13,710	241,303
Repsol SA	44,462	685,217
Sacyr SA (e)	14,760	47,467
Sacyr SA (a)(e)	6	19
Solaria Energia y Medio Ambiente SA (a)	2,693	48,583
Soltec Power Holdings SA (a)	1,002	6,613
Talgo SA (b)(c)	2,468	8,379
Tecnicas Reunidas SA (a)	1,052	11,544
Telefonica SA	193,771	836,406
Tubacex SA (a)	3,449	9,124
Unicaja Banco SA (b)(c)	48,731	52,308
Vidrala SA	821	89,911
Viscofan SA	1,308	93,791
		15,441,724

See accompanying notes to financial statements.
110

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SWEDEN — 5.7%
AAK AB	5,834	$ 105,545
AcadeMedia AB (b)	2,762	13,744
AddLife AB Class B	3,873	35,034
AddNode Group AB Class B	4,108	49,401
AddTech AB Class B	8,824	163,638
AFRY AB	3,093	55,688
Alfa Laval AB	9,833	350,571
Alimak Group AB (b)(c)	3,843	27,388
Alleima AB (a)	7,078	34,962
Alligo AB Class B	811	9,542
Ambea AB (b)	2,593	9,077
AQ Group AB	288	10,637
Arise AB (a)	919	4,874
Arjo AB Class B	6,847	26,716
Assa Abloy AB Class B	33,250	796,175
Atlas Copco AB Class A	86,433	1,096,421
Atlas Copco AB Class B	52,436	602,661
Atrium Ljungberg AB Class B	1,330	21,676
Attendo AB (a)(b)	3,870	11,084
Avanza Bank Holding AB (c)	4,273	100,133
Axfood AB	3,605	88,026
Bactiguard Holding AB (a)(c)	522	3,725
Balco Group AB	387	1,599
Beijer Alma AB (c)	1,465	29,174
Beijer Ref AB (c)	11,400	199,756
Bergman & Beving AB	816	10,104
Betsson AB Class B (a)	4,091	38,900
BHG Group AB (a)	3,152	2,907
BICO Group AB (a)(c)	1,344	7,022
Bilia AB Class A	2,378	29,354
Billerud AB	8,297	85,254
BioArctic AB (a)(b)	1,203	29,166
BioGaia AB Class B	2,766	24,452
BioInvent International AB (a)	1,248	3,587
Biotage AB	2,169	27,652
Boliden AB	9,205	362,002
Bonava AB Class B	2,860	5,996
BoneSupport Holding AB (a)(b)	1,633	13,150
Boozt AB (a)(b)(c)	1,960	23,873
Bravida Holding AB (b)	6,768	76,233
BTS Group AB Class B	493	13,169
Bufab AB	912	24,318
Bure Equity AB	1,773	42,232
Byggfakta Group Nordic Holdco AB (a)	2,888	10,143
Byggmax Group AB	1,857	6,590
Calliditas Therapeutics AB Class B (a)(c)	1,203	14,536
Camurus AB (a)	1,207	25,538
Castellum AB (c)	9,263	107,552
Catella AB	1,321	4,452
Catena AB	1,155	42,771
Cellavision AB	428	7,636
Cibus Nordic Real Estate AB	1,510	15,771
Cint Group AB (a)	6,239	8,490
Security Description	Shares	Value
Clas Ohlson AB Class B (c)	1,363	$ 10,134
Cloetta AB Class B	6,851	14,456
Collector Bank AB (a)	3,494	12,085
Coor Service Management Holding AB (b)	3,193	20,369
Corem Property Group AB Class B (c)	17,866	12,465
Corem Property Group AB Class D	206	3,214
Ctek AB (a)(c)	1,043	2,410
CTT Systems AB	290	5,437
Dios Fastigheter AB	2,875	19,089
Dometic Group AB (b)(c)	10,442	63,521
Duni AB (a)	1,110	10,019
Dustin Group AB (a)(b)	2,580	9,420
Eastnine AB	402	3,877
Elanders AB Class B	502	7,814
Electrolux AB Class B	7,564	91,852
Electrolux Professional AB Class B	7,584	39,640
Elekta AB Class B (c)	11,918	90,889
Embracer Group AB (a)	24,994	116,829
Enea AB (a)	506	4,787
Engcon AB (a)	1,355	10,284
Eolus Vind AB Class B (c)	810	6,418
Epiroc AB Class A (c)	21,157	419,894
Epiroc AB Class B	12,848	218,624
EQT AB (c)	25,453	516,937
Essity AB Class A	705	20,362
Essity AB Class B (c)	20,246	578,705
Evolution AB (b)	6,444	862,676
Fabege AB (c)	9,123	70,049
Fagerhult AB	2,966	17,734
Fasadgruppen Group AB	1,306	13,048
Fastighets AB Balder Class B (a)	22,177	90,915
Fastighets AB Trianon Class B	1,922	3,270
FastPartner AB Class A	1,625	9,387
Ferronordic AB (a)	178	1,463
Fingerprint Cards AB Class B (a)(c)	10,260	3,259
FM Mattsson Mora Group AB	792	4,354
Fortnox AB	16,634	113,764
G5 Entertainment AB (c)	297	6,135
GARO AB	1,020	7,530
Getinge AB Class B	7,389	180,066
Granges AB	3,477	33,112
Green Landscaping Group AB (a)(b)	910	7,328
H & M Hennes & Mauritz AB Class B (c)	23,685	337,634
Hansa Biopharma AB (a)	1,139	5,629
Hanza AB	866	6,397
Heba Fastighets AB Class B	5,333	14,657
Hemnet Group AB	3,044	51,254
Hexagon AB Class B	67,743	776,433
Hexatronic Group AB	5,633	64,101
Hexpol AB	8,696	107,761

See accompanying notes to financial statements.
111

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
HMS Networks AB	936	$ 38,218
Hoist Finance AB (a)(b)	2,845	6,162
Holmen AB Class B (c)	3,078	118,495
Hufvudstaden AB Class A	3,911	53,067
Humana AB (a)	1,112	1,583
Husqvarna AB Class A	832	7,197
Husqvarna AB Class B (c)	14,201	123,035
IAR Systems Group AB (a)	458	5,600
Immunovia AB (a)	530	337
Industrivarden AB Class A	5,438	146,680
Industrivarden AB Class C (c)	5,215	140,414
Indutrade AB (c)	9,055	192,198
Instalco AB	7,486	36,082
Intrum AB	2,455	26,433
Investment AB Latour Class B	4,796	97,404
Investment AB Oresund	1,152	13,154
Investor AB Class A	21,297	433,763
Investor AB Class B	61,069	1,213,483
INVISIO AB	1,224	25,201
Inwido AB	1,940	20,617
Irlab Therapeutics AB (a)	1,328	1,419
JM AB (c)	1,617	26,790
John Mattson Fastighetsforetagen AB (a)	510	3,458
Karnov Group AB (a)	3,877	20,227
K-fast Holding AB (a)(c)	2,027	4,007
Kinnevik AB Class A (a)	316	5,138
Kinnevik AB Class B (a)	8,273	123,263
Klarabo Sverige AB Class B (a)	3,260	4,398
KNOW IT AB	698	13,893
L E Lundbergforetagen AB Class B	2,374	107,304
Lagercrantz Group AB Class B	6,651	83,189
Lifco AB Class B	7,408	159,311
Lime Technologies AB	297	6,605
Linc AB (a)	608	3,547
Lindab International AB	2,640	40,378
Loomis AB	2,538	86,888
Maha Energy AB (a)(c)	2,871	2,741
Medcap AB (a)	305	7,500
Medicover AB Class B	2,068	33,504
MEKO AB	1,362	16,221
Midsona AB Class B (a)	1,568	1,252
Mildef Group AB	1,007	6,808
MIPS AB (c)	839	42,364
Modern Times Group MTG AB Class B (a)	2,899	21,046
Momentum Group AB (a)	742	5,760
Munters Group AB (b)	4,398	40,525
Mycronic AB	2,350	57,744
NCAB Group AB	5,329	31,348
NCC AB Class B	2,884	25,559
Nederman Holding AB	632	10,337
Net Insight AB Class B (a)	9,515	5,331
New Wave Group AB Class B	1,465	25,119
Nibe Industrier AB Class B	51,639	586,629
Security Description	Shares	Value
Nivika Fastigheter AB Class B (a)	1,009	$ 3,878
Nobia AB	3,702	6,351
Nolato AB Class B	6,443	32,651
Nordic Waterproofing Holding AB	812	12,748
Nordisk Bergteknik AB Class B (a)	1,100	3,575
Nordnet AB publ	5,627	92,657
Norva24 Group AB (a)	3,914	10,946
Note AB (a)	622	13,868
NP3 Fastigheter AB (c)	898	16,194
Nyfosa AB	5,538	38,453
OEM International AB Class B	3,157	27,888
Oncopeptides AB (a)(b)(c)	2,551	2,716
Orron Energy ab	6,240	8,178
Ovzon AB (a)	1,634	5,956
OX2 AB (a)	4,357	32,416
Pandox AB (a)	3,357	41,891
Peab AB Class B	6,900	34,502
Platzer Fastigheter Holding AB Class B	2,064	16,003
Pricer AB Class B	3,481	4,935
Proact IT Group AB	715	7,612
Probi AB	119	1,997
Q-Linea AB (a)(b)	592	397
Ratos AB Class B (c)	7,057	21,519
RaySearch Laboratories AB (a)	865	6,431
Rejlers AB	523	8,282
Resurs Holding AB (b)	4,728	10,532
Rvrc Holding AB	1,248	3,907
Saab AB Class B	2,760	167,949
Sagax AB Class A	182	4,195
Sagax AB Class B	6,547	150,771
Sagax AB Class D	3,403	8,598
Samhallsbyggnadsbolaget i Norden AB (c)	40,854	55,709
Samhallsbyggnadsbolaget i Norden AB Class D (c)	5,002	7,766
Sandvik AB	36,347	770,436
SAS AB (a)(c)	120,765	4,658
Scandi Standard AB (a)	2,023	10,125
Scandic Hotels Group AB (a)(b)(c)	4,390	14,745
Sdiptech AB Class B (a)	1,147	26,591
Sectra AB Class B (a)	4,797	75,007
Securitas AB Class B	16,746	149,025
Sedana Medical AB (a)	2,704	5,575
Sivers Semiconductors AB (a)	3,300	2,586
Skandinaviska Enskilda Banken AB Class A (a)	57,135	630,055
Skandinaviska Enskilda Banken AB Class C (a)	510	6,531
Skanska AB Class B	13,253	202,638
SKF AB Class A	484	9,545
SKF AB Class B (c)	11,397	224,213
SkiStar AB	1,409	16,930
SmartCraft ASA (a)	2,652	5,128

See accompanying notes to financial statements.
112

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SSAB AB Class A	6,585	$ 48,542
SSAB AB Class B	21,553	153,642
Stendorren Fastigheter AB (a)	413	6,898
Stillfront Group AB (a)	14,184	27,425
Storskogen Group AB Class B	48,864	40,676
Svedbergs i Dalstorp AB Class B (a)	819	2,646
Svenska Cellulosa AB SCA Class A	707	9,409
Svenska Cellulosa AB SCA Class B (c)	18,461	242,923
Svenska Handelsbanken AB Class A (c)	52,630	455,977
Svenska Handelsbanken AB Class B (c)	1,157	12,407
Sweco AB Class B	6,865	87,058
Swedbank AB Class A (c)	30,880	506,698
Swedish Logistic Property AB Class B (a)	1,970	4,692
Swedish Orphan Biovitrum AB (a)	6,632	154,455
SynAct Pharma AB (a)	811	5,619
Synsam AB	1,219	4,766
Systemair AB	3,273	27,429
Tele2 AB Class B	18,762	186,814
Telefonaktiebolaget LM Ericsson Class A	2,023	12,935
Telefonaktiebolaget LM Ericsson Class B	103,193	603,063
Telia Co. AB (c)	83,683	212,808
Tethys Oil AB	920	4,853
Thule Group AB (b)(c)	3,460	84,986
Tobii AB (a)	3,270	6,755
Tobii Dynavox AB (a)	3,274	8,223
Trelleborg AB Class B	8,003	227,598
Troax Group AB	1,306	27,141
Truecaller AB Class B (a)	8,104	23,813
VBG Group AB Class B	603	10,031
Vestum AB (a)	8,822	10,902
Viaplay Group AB Class B (a)	2,284	58,061
Vitec Software Group AB Class B	1,200	61,738
Vitrolife AB	2,452	50,887
VNV Global AB (a)(c)	2,847	5,573
Volati AB	793	7,196
Volvo AB Class A	6,177	132,838
Volvo AB Class B (c)	53,256	1,098,292
Volvo Car AB Class B (a)(c)	17,573	76,591
Wallenstam AB Class B	17,029	64,473
Wihlborgs Fastigheter AB	9,207	70,454
XANO Industri AB Class B	628	5,911
Xbrane Biopharma AB (a)(c)	528	4,374
Xvivo Perfusion AB (a)	705	16,589
		22,195,730
SWITZERLAND — 8.9%
ABB Ltd.	53,373	1,832,752
Security Description	Shares	Value
Accelleron Industries AG (a)	2,474	$ 58,577
Adecco Group AG	5,713	207,308
Alcon, Inc.	16,748	1,186,137
Allreal Holding AG	502	84,734
ALSO Holding AG	207	42,055
Arbonia AG	1,719	20,548
Aryzta AG (a)	31,922	54,161
Ascom Holding AG	1,117	9,855
Bachem Holding AG Class B (c)	2,170	217,107
Baloise Holding AG	1,510	235,372
Banque Cantonale Vaudoise	943	89,082
Barry Callebaut AG	119	252,576
Basellandschaftliche Kantonalbank	18	17,891
Basilea Pharmaceutica AG (a)	423	23,198
Belimo Holding AG	336	162,198
Bell Food Group AG (a)	83	25,439
Berner Kantonalbank AG	161	40,358
BKW AG	644	101,371
Bossard Holding AG Class A	201	50,715
Bucher Industries AG	214	100,119
Burckhardt Compression Holding AG	100	62,175
Burkhalter Holding AG	280	26,665
Bystronic AG	51	36,845
Cembra Money Bank AG	1,013	79,672
Chocoladefabriken Lindt & Spruengli AG (e)	32	378,304
Chocoladefabriken Lindt & Spruengli AG (e)	4	472,880
Cie Financiere Richemont SA Class A	17,521	2,798,220
Clariant AG (a)	7,376	121,998
Comet Holding AG	271	75,051
Credit Suisse Group AG (c)	118,525	106,725
Daetwyler Holding AG Bearer Shares	263	54,180
DKSH Holding AG	1,203	96,985
dormakaba Holding AG	100	42,745
Dottikon Es Holding AG (a)	93	26,468
Dufry AG (a)	2,270	100,908
EFG International AG (a)	3,064	30,018
Emmi AG	83	83,404
EMS-Chemie Holding AG	231	190,656
Fenix Outdoor International AG	177	14,714
Flughafen Zurich AG (a)	624	114,411
Forbo Holding AG	37	53,543
Fundamenta Real Estate AG (a)	921	16,382
Galenica AG (b)	1,654	140,044
Geberit AG	1,141	635,977
Georg Fischer AG	2,778	215,599
Givaudan SA	272	885,180
Gurit Holding AG Class BR (c)	95	8,610
Helvetia Holding AG	1,145	159,677
Huber & Suhner AG	507	43,455
Idorsia Ltd. (a)(c)	4,193	45,990
Implenia AG	400	16,770

See accompanying notes to financial statements.
113

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Inficon Holding AG	76	$ 82,110
Interroll Holding AG	25	89,897
Intershop Holding AG	44	32,077
IWG PLC (a)	25,264	51,370
Julius Baer Group Ltd.	7,175	489,460
Jungfraubahn Holding AG (a)	176	25,585
Kardex Holding AG	201	43,564
Komax Holding AG	136	38,036
Kongsberg Automotive ASA (a)(c)	26,958	6,167
Kuehne & Nagel International AG	1,907	567,581
Landis & Gyr Group AG (a)	730	55,976
LEM Holding SA	19	40,889
Leonteq AG	305	17,027
Logitech International SA	5,434	315,851
Lonza Group AG	2,495	1,495,006
Luzerner Kantonalbank AG	106	46,934
Medacta Group SA (b)	195	21,175
Mediclinic International PLC	11,639	71,581
Medmix AG (b)	797	16,646
Meyer Burger Technology AG (a)	111,485	78,468
Mobilezone Holding AG	1,409	23,012
Mobimo Holding AG	229	59,660
Molecular Partners AG (a)(c)	824	4,898
Novartis AG	70,537	6,467,275
OC Oerlikon Corp. AG	6,651	37,530
Orior AG	202	17,977
Partners Group Holding AG	761	713,726
Peach Property Group AG (a)	305	4,086
PSP Swiss Property AG	1,514	172,356
Rieter Holding AG	100	10,487
Romande Energie Holding SA	19	24,022
Schindler Holding AG (e)	1,372	303,521
Schindler Holding AG (e)	697	147,251
Schweiter Technologies AG Bearer Shares	35	26,512
Schweizerische Nationalbank	2	9,392
Sensirion Holding AG (a)(b)	321	35,138
SFS Group AG	605	78,411
SGS SA	202	444,663
Siegfried Holding AG (a)	142	104,376
SIG Group AG (a)	11,494	295,921
Sika AG	4,881	1,365,109
SKAN Group AG	337	30,876
Sonova Holding AG	1,707	501,888
St Galler Kantonalbank AG Class A	98	52,832
Stadler Rail AG	1,923	75,148
Straumann Holding AG	3,933	587,012
Sulzer AG	587	49,765
Swatch Group AG Bearer Shares (e)	975	334,481
Swatch Group AG (e)	1,860	117,682
Swiss Life Holding AG	1,030	634,991
Swiss Prime Site AG	2,553	212,529
Security Description	Shares	Value
Swisscom AG	854	$ 545,184
Swissquote Group Holding SA	402	78,459
Tecan Group AG	431	188,337
Temenos AG	2,279	157,862
TX Group AG	103	12,064
u-blox Holding AG (a)	215	30,077
UBS Group AG	102,593	2,166,295
Valiant Holding AG	523	56,219
VAT Group AG (b)	900	323,332
Vetropack Holding AG	486	24,525
Vontobel Holding AG	932	60,498
VZ Holding AG	522	42,798
Walliser Kantonalbank	129	15,392
Wizz Air Holdings PLC (a)(b)	1,669	61,352
Ypsomed Holding AG	113	23,799
Zehnder Group AG	305	24,873
Zug Estates Holding AG Class B	9	17,043
Zuger Kantonalbank AG Class BR	5	42,909
Zur Rose Group AG (a)	382	17,637
Zurich Insurance Group AG	5,038	2,413,806
		34,776,192
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC (a)(c)	30,657	39,574
UKRAINE — 0.0% (d)
Ferrexpo PLC	9,759	14,215
Kernel Holding SA (a)	1,639	7,019
		21,234
UNITED ARAB EMIRATES — 0.0% (d)
Network International Holdings PLC (a)(b)	15,671	47,433
Shelf Drilling Ltd. (a)(b)	4,523	10,862
		58,295
UNITED KINGDOM — 17.8%
3i Group PLC	32,678	680,819
4imprint Group PLC	933	55,662
888 Holdings PLC (a)	12,731	8,130
abrdn PLC (c)	70,492	177,370
Admiral Group PLC	9,274	233,694
AG Barr PLC	3,202	19,954
AJ Bell PLC	10,268	43,826
Allfunds Group PLC	14,207	93,846
Alphawave IP Group PLC Class WI (a)(c)	9,878	14,314
AO World PLC (a)	16,220	12,936
Argo Blockchain PLC (a)	10,370	1,795
Ascential PLC (a)	14,995	44,683
Ashmore Group PLC	16,623	49,041
Ashtead Group PLC	15,134	927,763
ASOS PLC (a)(c)	2,357	23,912
Associated British Foods PLC	12,100	290,244
Assura PLC REIT	98,330	59,404
Aston Martin Lagonda Global Holdings PLC (a)(b)	14,684	41,450

See accompanying notes to financial statements.
114

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
AstraZeneca PLC	51,992	$ 7,220,549
Auction Technology Group PLC (a)	3,153	23,937
Auto Trader Group PLC (b)	30,894	235,382
Aviva PLC	94,210	470,836
Avon Rubber PLC	933	10,688
B&M European Value Retail SA	30,565	182,196
Babcock International Group PLC (a)	8,416	31,093
BAE Systems PLC	103,601	1,258,686
Balfour Beatty PLC	20,602	94,863
Baltic Classifieds Group PLC (c)	11,792	22,599
Barclays PLC	506,894	913,800
Barratt Developments PLC	33,070	190,749
Beazley PLC	22,001	162,539
Bellway PLC	4,220	115,157
Berkeley Group Holdings PLC	3,681	191,021
Big Yellow Group PLC REIT	6,041	87,317
Bodycote PLC	6,371	51,400
BP PLC	636,620	4,020,756
Bridgepoint Group PLC (b)	20,295	55,407
British American Tobacco PLC	68,705	2,413,013
British Land Co. PLC REIT	28,192	135,179
Britvic PLC	8,834	97,322
BT Group PLC (c)	235,087	423,802
Bunzl PLC	11,358	429,313
Burberry Group PLC	13,126	419,699
Bytes Technology Group PLC	7,686	36,911
Capita PLC (a)	55,702	25,207
Capricorn Energy PLC (a)	11,169	32,232
Centrica PLC	199,500	261,595
Chemring Group PLC	9,409	32,342
Clarkson PLC	937	35,799
Close Brothers Group PLC	5,052	56,281
CLS Holdings PLC REIT	5,653	9,394
CNH Industrial NV	32,843	502,406
Coats Group PLC	55,119	50,228
Compass Group PLC	59,825	1,503,823
Computacenter PLC	2,778	73,437
Concentric AB	1,319	26,966
ConvaTec Group PLC (b)	54,887	155,139
Cranswick PLC	1,762	65,446
Crest Nicholson Holdings PLC	8,539	23,059
Croda International PLC	4,796	385,332
Currys PLC	39,083	28,390
Darktrace PLC (a)(c)	14,152	45,093
DCC PLC	3,432	200,208
Dechra Pharmaceuticals PLC	3,709	121,529
Deliveroo PLC (a)(b)	43,839	49,597
Derwent London PLC REIT	3,312	96,563
DFS Furniture PLC	8,100	13,641
Diageo PLC	76,118	3,401,356
Diploma PLC	4,240	147,316
Direct Line Insurance Group PLC	42,234	71,803
DiscoverIE Group PLC	3,191	30,420
Security Description	Shares	Value
Domino's Pizza Group PLC	13,551	$ 48,020
Dr Martens PLC	21,458	37,755
Drax Group PLC	13,662	102,621
DS Smith PLC	46,653	181,417
Dunelm Group PLC	4,199	57,370
easyJet PLC (a)	12,120	77,686
Elementis PLC (a)	19,365	28,517
Empiric Student Property PLC REIT	20,106	22,449
EnQuest PLC (a)	9,739	2,224
Entain PLC	19,840	308,234
Essentra PLC	9,644	23,062
FDM Group Holdings PLC	3,085	27,655
Firstgroup PLC	25,445	32,688
Forterra PLC (b)	6,684	16,413
Frasers Group PLC (a)	4,899	47,066
Future PLC	3,710	53,166
Games Workshop Group PLC	1,103	131,471
Genuit Group PLC	8,405	28,995
Genus PLC	2,166	76,970
Grafton Group PLC CDI	7,193	78,763
Grainger PLC REIT	22,243	64,081
Great Portland Estates PLC REIT	6,768	42,427
Greggs PLC	3,374	115,725
Gym Group PLC (a)(b)	5,513	6,285
Halfords Group PLC	6,236	13,478
Halma PLC	12,788	352,443
Hammerson PLC REIT	143,083	46,157
Harbour Energy PLC	20,334	68,990
Hargreaves Lansdown PLC	11,505	113,718
Hays PLC	55,183	76,078
Headlam Group PLC	2,642	9,931
Helical PLC REIT	3,415	12,667
Henry Boot PLC	3,666	10,108
Hill & Smith PLC	2,655	44,055
Hilton Food Group PLC	2,994	25,617
Hiscox Ltd.	11,574	158,705
Howden Joinery Group PLC	18,777	162,053
HSBC Holdings PLC	681,267	4,630,412
Hunting PLC	5,156	15,045
Ibstock PLC (b)	13,649	29,112
IG Group Holdings PLC	14,086	121,655
IMI PLC	8,590	162,928
Imperial Brands PLC	31,639	729,198
Inchcape PLC	13,834	132,479
Indivior PLC (a)	4,519	77,387
Informa PLC	47,497	406,748
IntegraFin Holdings PLC	9,357	31,469
InterContinental Hotels Group PLC	6,184	406,167
Intermediate Capital Group PLC	9,985	150,250
International Consolidated Airlines Group SA (a)	81,194	151,572
International Distributions Services PLC	24,315	67,524

See accompanying notes to financial statements.
115

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Intertek Group PLC	5,442	$ 272,717
Investec PLC	20,700	115,073
IP Group PLC	33,457	22,897
ITV PLC	118,281	121,094
J D Wetherspoon PLC (a)(c)	3,405	30,102
J Sainsbury PLC	60,089	207,066
JD Sports Fashion PLC	84,082	184,795
John Wood Group PLC (a)	22,691	56,113
Johnson Matthey PLC	6,225	152,668
Jupiter Fund Management PLC	15,268	25,580
Just Eat Takeaway.com NV (a)(b)	5,307	101,074
Just Eat Takeaway.com NV (a)(b)	1,145	21,850
Just Group PLC	34,489	36,610
Kainos Group PLC	2,966	50,682
Keller Group PLC	2,273	19,083
Kier Group PLC (a)	13,852	11,681
Kingfisher PLC	65,243	210,709
Lancashire Holdings Ltd.	7,898	53,954
Land Securities Group PLC REIT	22,552	173,218
Legal & General Group PLC	200,574	592,471
Liontrust Asset Management PLC	2,055	25,968
Lloyds Banking Group PLC	2,264,967	1,335,147
London Stock Exchange Group PLC	12,599	1,225,680
LondonMetric Property PLC REIT	29,833	64,774
LXI REIT PLC	55,902	68,014
M&G PLC	83,278	203,879
Man Group PLC	42,794	124,556
Marks & Spencer Group PLC (a)	65,005	134,227
Marshalls PLC	8,609	33,339
Marston's PLC (a)	20,494	9,087
Melrose Industries PLC	137,177	282,405
Mitchells & Butlers PLC (a)	8,851	18,003
Mitie Group PLC	45,051	45,565
MJ Gleeson PLC	1,822	9,732
Molten Ventures PLC (a)	4,410	14,919
Moneysupermarket.com Group PLC	17,876	55,036
Moonpig Group PLC (a)	9,322	14,223
Morgan Advanced Materials PLC	9,521	33,315
Morgan Sindall Group PLC	1,447	30,237
National Express Group PLC (a)	17,935	26,988
National Grid PLC	123,471	1,673,980
NatWest Group PLC	185,006	602,987
NCC Group PLC	9,745	12,314
Next PLC	4,221	342,996
Ninety One PLC	13,436	30,767
Ocado Group PLC (a)	20,529	135,799
On the Beach Group PLC (a)(b)	4,955	8,798
OSB Group PLC	14,559	86,695
Oxford Biomedica PLC (a)	2,355	12,652
Oxford Instruments PLC	1,818	56,309
Security Description	Shares	Value
Oxford Nanopore Technologies PLC (a)	20,413	$ 56,158
Pagegroup PLC	10,959	61,843
Paragon Banking Group PLC	7,922	50,935
Pearson PLC	24,108	251,702
Pennon Group PLC	8,533	92,212
Pepco Group NV (a)	5,339	51,431
Persimmon PLC	10,473	162,644
Pets at Home Group PLC	16,698	76,185
Phoenix Group Holdings PLC	28,925	195,416
Picton Property Income Ltd. REIT	16,949	14,523
Playtech PLC (a)	9,435	61,479
Premier Foods PLC	21,749	32,808
Primary Health Properties PLC REIT	43,626	54,589
PZ Cussons PLC	10,775	24,674
QinetiQ Group PLC	19,065	76,565
Quilter PLC (b)	40,249	41,933
Rathbones Group PLC	2,135	50,526
Reach PLC	10,236	9,530
Reckitt Benckiser Group PLC	24,672	1,878,541
Redde Northgate PLC	8,223	35,128
Redrow PLC	9,618	56,631
RELX PLC	64,836	2,098,758
Renewi PLC (a)	2,463	18,485
Renishaw PLC	1,137	57,555
Rentokil Initial PLC	84,673	619,369
Restaurant Group PLC (a)	24,624	12,398
Rightmove PLC	27,921	194,364
Rolls-Royce Holdings PLC (a)	281,849	519,323
Rotork PLC	28,481	110,858
RS GROUP PLC	15,978	180,570
S4 Capital PLC (a)	14,973	30,103
Sabre Insurance Group PLC (b)	8,328	11,636
Safestore Holdings PLC REIT	7,052	82,835
Sage Group PLC	34,595	331,506
Savills PLC	4,795	58,784
Schroders PLC	34,458	195,986
Segro PLC REIT	40,688	386,169
Senior PLC	13,130	25,488
Serco Group PLC	40,765	77,320
Severn Trent PLC	8,579	305,390
Shaftesbury Capital PLC REIT	48,239	68,413
Smith & Nephew PLC	29,517	409,488
Smiths Group PLC	12,125	257,337
Softcat PLC	4,296	68,841
Spectris PLC	3,670	166,037
Spirax-Sarco Engineering PLC	2,479	363,375
Spire Healthcare Group PLC (a)(b)	8,797	23,114
Spirent Communications PLC	20,396	43,704
SSE PLC	36,884	822,262
SSP Group PLC (a)	26,446	80,473
St. James's Place PLC	18,363	274,957
Standard Chartered PLC	81,357	617,848

See accompanying notes to financial statements.
116

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SThree PLC	4,196	$ 21,609
Subsea 7 SA	7,671	90,750
Synthomer PLC	11,613	16,757
Tate & Lyle PLC	13,356	129,569
Taylor Wimpey PLC	120,582	177,347
Telecom Plus PLC	2,364	55,244
Tesco PLC	246,518	809,873
THG PLC (a)	24,715	20,627
TORM PLC Class A	921	28,316
TP ICAP Group PLC	26,282	58,526
Trainline PLC (a)(b)	15,724	48,372
Travis Perkins PLC	6,949	82,175
Treatt PLC (c)	1,864	13,414
Tritax Big Box REIT PLC	60,954	105,438
Trustpilot Group PLC (a)(b)	11,478	12,574
TT Electronics PLC	5,424	12,555
Tyman PLC	6,171	18,350
U.K. Commercial Property REIT Ltd. (c)	24,525	15,587
Unilever PLC	88,221	4,570,488
UNITE Group PLC REIT	10,792	128,033
United Utilities Group PLC	22,996	301,394
Vanquis Banking Group PLC	8,209	24,076
Vesuvius PLC	9,110	46,611
Victrex PLC	2,880	56,726
VIDENDUM PLC	1,653	18,088
Virgin Money U.K. PLC	41,517	74,922
Vistry Group PLC	10,710	103,423
Vodafone Group PLC	789,983	872,260
Volution Group PLC	6,337	33,731
Watches of Switzerland Group PLC (a)(b)	7,808	78,730
Weir Group PLC	8,809	202,480
WH Smith PLC	4,183	77,322
Whitbread PLC	6,820	251,881
Wickes Group PLC	8,101	13,843
Wincanton PLC	3,872	10,341
Wise PLC Class A (a)	21,554	144,925
Workspace Group PLC REIT	4,119	22,246
WPP PLC	36,095	427,820
		69,537,115
UNITED STATES — 8.8%
Carnival PLC (a)	4,707	42,730
Diversified Energy Co. PLC	29,125	34,067
Experian PLC	30,883	1,015,729
GSK PLC	137,146	2,423,215
Haleon PLC	190,441	758,216
Holcim AG (a)	17,720	1,142,475
HUUUGE, Inc. (a)(b)	1,765	11,381
Nestle SA	92,243	11,254,343
PolyPeptide Group AG (a)(b)	510	10,333
Profoto Holding AB	525	4,506
PureTech Health PLC (a)	8,822	24,161
QIAGEN NV (a)	7,772	353,883
REC Silicon ASA (a)(c)	9,652	16,004
RHI Magnesita NV	901	24,955
Security Description	Shares	Value
Roche Holding AG Bearer Shares (c)(e)	981	$ 295,304
Roche Holding AG (e)	23,569	6,732,341
Sanofi	38,470	4,189,604
Schneider Electric SE	19,166	3,200,063
Signify NV (b)	4,202	139,880
Sinch AB (a)(b)(c)	21,878	58,822
Stellantis NV (e)	28,273	513,837
Stellantis NV (e)	52,353	951,925
Swiss Re AG	9,691	995,461
Tenaris SA	15,758	224,276
		34,417,511
TOTAL COMMON STOCKS (Cost $412,918,009)		388,092,785

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (a)	3,829	490,882
RIGHTS — 0.0% (d)
GERMANY — 0.0% (d)
TUI AG (expiring 04/17/23) (a)(c)(e)	1,433	4,408
TUI AG (expiring 04/17/23) (a)(c)(e)	7,851	10,386
		14,794
SWEDEN — 0.0% (d)
Immunovia AB (expiring 04/06/23) (a)	530	—
TOTAL RIGHTS (Cost $64,656)		14,794
WARRANTS — 0.0% (d)
ITALY — 0.0% (d)
Webuild SpA (expiring 08/02/30) (a)(c)(f)	775	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g)(h)	473,987	474,035
State Street Navigator Securities Lending Portfolio II (i)(j)	7,826,737	7,826,737
TOTAL SHORT-TERM INVESTMENTS (Cost $8,300,819)		8,300,772
TOTAL INVESTMENTS — 101.4% (Cost $421,679,820)		396,899,233
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(5,393,866)
NET ASSETS — 100.0%		$ 391,505,367

See accompanying notes to financial statements.
117

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2023.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$388,046,759	$46,026	$ 0(a)	$388,092,785
Preferred Stocks	490,882	—	—	490,882
Rights	14,794	—	—	14,794
Warrants	—	—	0(a)	0
Short-Term Investments	8,300,772	—	—	8,300,772
TOTAL INVESTMENTS	$396,853,207	$46,026	$ 0	$396,899,233
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2023.
Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	16.9%
Industrials	16.2
Health Care	14.2
Consumer Staples	11.7
Consumer Discretionary	11.3
Information Technology	7.0
Materials	7.0
Energy	5.6
Utilities	4.1
Communication Services	3.7
Real Estate	1.6
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
118

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	91,716	$ 91,734	$ 4,979,175	$ 4,596,769	$(45)	$(60)	473,987	$ 474,035	$ 5,585
State Street Navigator Securities Lending Portfolio II	2,132,015	2,132,015	16,102,804	10,408,082	—	—	7,826,737	7,826,737	24,164
Total		$2,223,749	$21,081,979	$15,004,851	$(45)	$(60)		$8,300,772	$29,749
See accompanying notes to financial statements.
119

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 2.1%
Allkem Ltd. (a)	3,254	$ 25,891
Alumina Ltd. (b)	216,891	212,084
AMP Ltd. (b)	57,375	40,348
AngloGold Ashanti Ltd.	4,843	117,755
ANZ Group Holdings Ltd. (b)	15,106	231,988
Argosy Minerals Ltd. (a)	21,503	6,337
Aussie Broadband Ltd. (a)(b)	8,068	16,859
Australian Ethical Investment Ltd.	926	1,861
Bellevue Gold Ltd. (a)	55,147	47,276
BHP Group Ltd.	26,046	823,895
Blackmores Ltd. (b)	79	3,721
Boral Ltd. (a)(b)	30,696	72,366
Boss Energy Ltd. (a)(b)	4,792	7,574
BrainChip Holdings Ltd. (a)(b)	88,890	28,279
Brambles Ltd.	42,776	384,759
Calix Ltd. (a)(b)	2,923	9,279
Capricorn Metals Ltd. (a)	2,427	7,737
Centuria Capital Group Stapled Security (b)	24,283	24,558
Chalice Mining Ltd. (a)(b)	2,462	12,350
Champion Iron Ltd. (b)	4,983	23,829
Clinuvel Pharmaceuticals Ltd. (b)	1,527	19,759
Codan Ltd. (b)	965	3,516
Coles Group Ltd.	19,537	235,790
Commonwealth Bank of Australia (b)	4,736	311,865
Core Lithium Ltd. (a)(b)	19,998	11,519
Coronado Global Resources, Inc. CDI (c)	10,920	11,885
De Grey Mining Ltd. (a)(b)	25,279	26,242
Deterra Royalties Ltd.	7,143	22,963
Endeavour Group Ltd.	7,382	33,472
Firefinch Ltd. (a)(b)(d)	22,838	918
Flutter Entertainment PLC (a)	99	18,032
Fortescue Metals Group Ltd.	30,669	461,957
Glencore PLC	33,645	193,275
Gold Road Resources Ltd. (b)	5,771	6,571
Helia Group Ltd.	7,455	14,330
HMC Capital Ltd. REIT (b)	8,430	20,269
Iluka Resources Ltd.	7,143	50,806
Imugene Ltd. (a)(b)	28,551	2,486
Ingenia Communities Group REIT	12,268	30,976
Insurance Australia Group Ltd.	95,416	299,714
ioneer Ltd. (a)(b)	32,502	6,313
Karoon Energy Ltd. (a)	6,298	9,027
Lake Resources NL (a)(b)	10,830	3,228
Lendlease Corp. Ltd. Stapled Security (b)	50,462	244,352
Leo Lithium Ltd. (a)(b)	19,999	6,965
Liontown Resources Ltd. (a)(b)	5,998	10,364
Lynas Rare Earths Ltd. (a)	4,447	18,883
Security Description	Shares	Value
Macquarie Group Ltd.	9,026	$ 1,061,894
Mayne Pharma Group Ltd. (a)(b)	1,500	3,767
Megaport Ltd. (a)(b)	8,196	22,616
Mesoblast Ltd. (a)(b)	19,770	12,513
Mincor Resources NL (a)(b)	6,875	6,469
Nanosonics Ltd. (a)(b)	13,090	44,624
National Australia Bank Ltd.	19,026	353,227
Neometals Ltd. (a)(b)	24,476	9,836
Newcrest Mining Ltd. (e)	10,048	180,691
Northern Star Resources Ltd.	887	7,313
Novonix Ltd. (a)(b)	12,858	10,894
Nufarm Ltd.	1,460	5,583
Omni Bridgeway Ltd. (a)(b)	13,123	23,379
oOh!media Ltd.	4,931	5,367
Origin Energy Ltd.	31,824	176,694
Orora Ltd.	2,542	5,823
OZ Minerals Ltd.	31,471	592,494
Paladin Energy Ltd. (a)(b)	13,329	5,803
Pepper Money Ltd.	18,586	16,431
Perseus Mining Ltd.	11,900	18,969
Pilbara Minerals Ltd. (b)	15,449	40,767
PointsBet Holdings Ltd. (a)(b)	17,633	14,408
PolyNovo Ltd. (a)(b)	62,677	75,140
Pro Medicus Ltd. (b)	2,655	113,573
QBE Insurance Group Ltd.	14,995	146,526
Ramelius Resources Ltd. (b)	17,675	15,034
Region RE Ltd. REIT	617,799	972,362
Regis Resources Ltd. (a)	4,146	5,776
Rio Tinto Ltd.	1,054	84,809
Rio Tinto PLC	13,564	918,727
Santos Ltd.	26,794	123,822
Sayona Mining Ltd. (a)(b)	177,712	24,400
Scentre Group REIT	44,671	82,276
Seven West Media Ltd. (a)(b)	67,365	18,724
Silver Lake Resources Ltd. (a)	24,548	19,236
Sonic Healthcare Ltd.	23,724	553,578
South32 Ltd. (b)	13,100	38,388
Suncorp Group Ltd.	31,351	254,278
Syrah Resources Ltd. (a)(b)	18,585	22,841
Telix Pharmaceuticals Ltd. (a)	8,171	37,760
Temple & Webster Group Ltd. (a)(b)	1,657	3,818
Transurban Group Stapled Security	44,084	419,554
Tyro Payments Ltd. (a)(b)	28,130	27,035
Vicinity Ltd. REIT	165,977	216,212
Vulcan Energy Resources Ltd. (a)(b)	1,654	6,270
Wesfarmers Ltd.	19,537	657,517
West African Resources Ltd. (a)(b)	38,636	24,841
Westpac Banking Corp.	22,007	319,251
Woodside Energy Group Ltd. (b)	15,332	342,355
Woolworths Group Ltd. (b)	7,382	187,381

See accompanying notes to financial statements.
120

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Zip Co. Ltd. (a)(b)	41,651	$ 15,622
		12,520,891
AUSTRIA — 0.2%
DO & Co. AG (a)	3,440	402,143
Kontron AG	1,192	24,865
OMV AG	6,565	301,421
Schoeller-Bleckmann Oilfield Equipment AG	2,735	176,207
		904,636
BAHAMAS — 0.0% (f)
OneSpaWorld Holdings Ltd. (a)	3,517	42,169
BELGIUM — 0.2%
Anheuser-Busch InBev SA	4,981	331,894
Solvay SA	2,891	330,896
UCB SA	5,665	507,397
		1,170,187
BRAZIL — 0.7%
Ambev SA ADR	65,030	183,385
Anima Holding SA (a)	44,949	22,252
Armac Locacao Logistica E Servicos SA	16,654	37,806
Azul SA Preference Shares (a)	22,558	53,523
Banco Bradesco SA ADR (a)(b)	92,240	241,669
Banco Pan SA Preference Shares	6,100	6,136
Boa Vista Servicos SA	34,119	50,806
Cia Brasileira de Aluminio	4,746	7,095
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	1,778	18,593
Cia Energetica de Minas Gerais ADR (b)	11,081	24,821
Cia Energetica do Ceara Class A, Preference Shares	800	7,036
Cia Siderurgica Nacional SA ADR	31,975	98,163
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,271	17,414
Embraer SA (a)	10,504	43,071
Eneva SA (a)	5,498	11,353
ERO Copper Corp. (a)(b)	516	9,116
Ez Tec Empreendimentos e Participacoes SA	10,759	25,846
Gerdau SA ADR	30,301	149,383
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	45,344	59,740
Itau Unibanco Holding SA Preference Shares ADR	62,211	302,968
Light SA	1,800	866
Locaweb Servicos de Internet SA (a)(c)	10,262	9,695
Marfrig Global Foods SA	2,451	3,210
MercadoLibre, Inc. (a)	390	514,043
Minerva SA	12,887	26,789
Security Description	Shares	Value
Natura & Co. Holding SA ADR (b)	8,445	$ 44,083
Omega Energia SA (a)	54,701	103,031
Oncoclinicas do Brasil Servicos Medicos SA (a)	3,160	5,067
Petro Rio SA (a)	53,865	331,354
Petroleo Brasileiro SA Preference Shares ADR (b)	40,355	374,494
Petroleo Brasileiro SA ADR	16,470	171,782
Petroreconcavo SA	8,502	34,090
Santos Brasil Participacoes SA	3,574	5,724
Sitios Latinoamerica SAB de CV (a)	23,679	9,783
Taurus Armas SA	5,214	16,639
Vale SA ADR	49,915	787,659
Via SA (a)	16,311	6,048
Wheaton Precious Metals Corp.	5,904	283,956
Yara International ASA	3,643	157,886
		4,256,375
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC	42	1,011
IAMGOLD Corp. (a)(b)	4,138	11,282
		12,293
CANADA — 3.1%
Advantage Energy Ltd. (a)(b)	23,454	135,350
Agnico Eagle Mines Ltd.	2,164	110,171
Alamos Gold, Inc. Class A (b)	749	9,132
Altius Minerals Corp. (b)	6,296	106,953
Aurinia Pharmaceuticals, Inc. (a)	5,932	65,015
Aurora Cannabis, Inc. (a)(b)	2,464	1,711
Aya Gold & Silver, Inc. (a)	6,458	51,918
B2Gold Corp. (b)	7,131	28,137
Ballard Power Systems, Inc. (a)(b)	6,424	35,790
Bank of Montreal (b)	4,986	443,503
Bank of Nova Scotia (b)	5,937	298,616
Barrick Gold Corp.	8,506	157,694
Birchcliff Energy Ltd. (b)	3,261	18,457
BlackBerry Ltd. (a)(b)	4,634	21,229
Bombardier, Inc. Class B (a)(b)	1,285	70,054
Brookfield Asset Management Ltd. Class A (b)	5,158	168,726
Brookfield Corp.	20,406	663,890
Brookfield Reinsurance Ltd. Class A (a)(b)	155	5,065
Calibre Mining Corp. (a)	26,136	25,492
Cameco Corp. (b)	12,216	319,447
Canada Goose Holdings, Inc. (a)(b)	1,400	26,886
Canadian Imperial Bank of Commerce (b)	4,312	182,599
Canadian National Railway Co.	9,234	1,088,075
Canadian Natural Resources Ltd. (b)	9,234	510,297

See accompanying notes to financial statements.
121

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Canadian Pacific Railway Ltd. (b)	9,716	$ 747,142
Canadian Tire Corp. Ltd. Class A (b)	2,295	299,087
Canopy Growth Corp. (a)(b)	1,570	2,749
Cenovus Energy, Inc. (b)	11,737	204,499
Converge Technology Solutions Corp. (a)(b)	3,600	10,853
Corby Spirit & Wine Ltd.	4,064	46,395
Crescent Point Energy Corp. (b)	6,030	42,507
Cronos Group, Inc. (a)(b)	1,830	3,516
Docebo, Inc. (a)	3,077	125,094
Dundee Precious Metals, Inc.	6,885	50,162
Enbridge, Inc.	12,690	483,183
Endeavour Silver Corp. (a)(b)	28,965	111,721
Enerplus Corp. (b)	12,104	174,224
EQB, Inc. (b)	1,190	51,263
Equinox Gold Corp. (a)(b)	13,955	71,561
Filo Mining Corp. (a)	764	13,120
First Majestic Silver Corp. (b)	24,669	177,724
Fortuna Silver Mines, Inc. (a)	4,350	16,553
George Weston Ltd.	616	81,520
GoGold Resources, Inc. (a)	16,177	24,982
Headwater Exploration, Inc. (b)	815	3,800
IGM Financial, Inc. (b)	3,602	107,500
Imperial Oil Ltd. (b)	6,675	338,990
Jamieson Wellness, Inc. (b)(c)	1,818	44,988
Just Energy Group, Inc. (a)(e)	348	5
Just Energy Group, Inc. (a)(e)	4	—
K92 Mining, Inc. (a)(b)	2,856	16,207
Karora Resources, Inc. (a)	2,719	9,121
Kinaxis, Inc. (a)	246	33,729
Kinross Gold Corp. (b)	19,837	93,223
Largo, Inc. (a)(b)	6,902	35,751
Lightspeed Commerce, Inc. (a)(b)	1,681	25,525
Lithium Americas Corp. (a)(b)	3,401	73,883
Loblaw Cos. Ltd. (b)	7,487	681,401
MAG Silver Corp. (a)(b)	1,097	13,845
Magnet Forensics, Inc. (a)	1,603	52,342
Manulife Financial Corp.	16,961	310,809
MEG Energy Corp. (a)(b)	2,410	38,660
Minto Apartment Real Estate Investment Trust (c)	6,663	72,668
MTY Food Group, Inc. (b)	3,737	167,721
NanoXplore, Inc. (a)(b)	13,141	31,655
National Bank of Canada (b)	12,692	906,592
New Gold, Inc. (a)(b)	5,705	6,197
New Pacific Metals Corp. (a)	13,620	36,733
NexGen Energy Ltd. (a)(b)	33,207	127,346
Novagold Resources, Inc. (a)(b)	2,065	12,771
Nutrien Ltd. (b)	5,008	369,342
Nuvei Corp. (a)(b)(c)	937	40,766
Onex Corp. (b)	7,964	371,793
Security Description	Shares	Value
Organigram Holdings, Inc. (a)(b)	2,235	$ 1,420
Orla Mining Ltd. (a)(b)	1,337	6,333
Osisko Mining, Inc. (a)(b)	29,925	95,081
Pan American Silver Corp. (b)	984	17,930
Park Lawn Corp. (b)	4,104	84,424
Pipestone Energy Corp. (b)	3,094	6,333
Repare Therapeutics, Inc. (a)	4,611	45,372
Rogers Communications, Inc. Class B (b)	12,709	588,238
Royal Bank of Canada (b)	11,150	1,064,867
Sabina Gold & Silver Corp. (a)	2,807	4,252
Sandstorm Gold Ltd. (b)	984	5,715
Shaw Communications, Inc. Class B (b)	8,752	261,522
Shopify, Inc. Class A (a)(b)	10,254	490,974
Silvercorp Metals, Inc.	8,567	32,537
SilverCrest Metals, Inc. (a)(b)	40,599	288,289
Slate Grocery REIT Class U,	13,200	133,331
SNC-Lavalin Group, Inc. (b)	5,314	130,440
Solaris Resources, Inc. (a)	764	3,698
SSR Mining, Inc. (b)	8,319	125,644
Sun Life Financial, Inc.	13,087	610,569
Suncor Energy, Inc.	18,649	578,204
SunOpta, Inc. (a)(b)	684	5,241
Taseko Mines Ltd. (a)(b)	3,332	5,515
TC Energy Corp.	8,466	328,856
Teck Resources Ltd. Class B (b)	6,648	242,420
TELUS Corp. (e)	40,622	805,326
TELUS Corp. (a)(e)	839	16,633
Tilray Brands, Inc. (a)(b)	3,150	7,984
Tilray Brands, Inc. Class 2 (a)(b)	5,777	14,616
Torex Gold Resources, Inc. (a)(b)	746	12,397
Toronto-Dominion Bank	16,106	963,373
TransAlta Corp. (b)	20,808	181,735
Triple Flag Precious Metals Corp. (b)	427	6,351
Voyager Digital Ltd. (a)	6,606	165
Well Health Technologies Corp. (a)(b)	1,767	6,345
Wesdome Gold Mines Ltd. (a)(b)	8,678	49,631
Yamana Gold, Inc. (b)	15,746	91,682
		18,618,868
CHILE — 0.0% (f)
Aguas Andinas SA Class A	28,728	8,187
Cia Cervecerias Unidas SA	903	6,990
Embotelladora Andina SA Class B, Preference Shares	26,682	69,185
Enel Chile SA ADR	4,023	10,862
Inversiones Aguas Metropolitanas SA	12,101	8,265
Parque Arauco SA	10,744	15,356

See accompanying notes to financial statements.
122

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Plaza SA	5,631	$ 7,436
Sociedad Quimica y Minera de Chile SA ADR	975	79,034
Vina Concha y Toro SA	11,974	15,401
		220,716
CHINA — 3.3%
360 DigiTech, Inc. ADR	297	5,762
AAC Technologies Holdings, Inc. (a)(b)	2,500	6,166
Agora, Inc. ADR (a)	10,718	38,799
Agricultural Bank of China Ltd. Class H	307,000	113,806
AK Medical Holdings Ltd. (b)(c)	28,000	32,673
Akeso, Inc. Class B (a)(b)(c)	14,000	72,051
Alibaba Group Holding Ltd. ADR (a)	1,888	192,916
Alibaba Group Holding Ltd. (a)	133,900	1,712,566
Alibaba Health Information Technology Ltd. (a)(b)	86,000	62,227
A-Living Smart City Services Co. Ltd. (b)(c)	2,500	2,169
Alphamab Oncology (a)(b)(c)	13,000	21,827
Aluminum Corp. of China Ltd. Class A	8,800	7,074
Anhui Conch Cement Co. Ltd. Class H	6,000	20,790
Anhui Gujing Distillery Co. Ltd. Class A	600	25,862
Anhui Gujing Distillery Co. Ltd. Class B	3,600	64,250
Anhui Honglu Steel Construction Group Co. Ltd. Class A	3,120	15,043
Anhui Kouzi Distillery Co. Ltd. Class A	1,400	14,352
Anjoy Foods Group Co. Ltd. Class A	700	16,679
ANTA Sports Products Ltd.	5,000	72,612
Ascentage Pharma Group International (a)(b)(c)	18,200	51,818
Autohome, Inc. ADR	568	19,011
Baidu, Inc. Class A (a)	20,310	384,728
Bank of China Ltd. Class H	790,000	302,919
Bank of Communications Co. Ltd. Class H	225,000	141,593
Baozun, Inc. ADR (a)(b)	7,001	42,146
BeiGene Ltd. (a)	4,131	68,096
Beijing Enlight Media Co. Ltd. Class A	9,000	11,651
Bilibili, Inc. Class Z (a)	2,335	56,397
BOE Varitronix Ltd.	57,000	98,462
Budweiser Brewing Co. APAC Ltd. (c)	1,700	5,187
BYD Co. Ltd. Class A	2,500	93,203
BYD Co. Ltd. Class H	3,000	87,822
Canaan, Inc. ADR (a)(b)	3,177	8,578
Security Description	Shares	Value
Canmax Technologies Co. Ltd. Class A	500	$ 3,727
CGN New Energy Holdings Co. Ltd. (b)	14,000	4,441
Chengtun Mining Group Co. Ltd. Class A	16,100	13,410
China CITIC Bank Corp. Ltd. Class H	62,000	31,198
China Conch Environment Protection Holdings Ltd. (a)(b)	5,000	1,561
China Conch Venture Holdings Ltd.	5,000	8,726
China Construction Bank Corp. Class H	812,000	526,510
China Foods Ltd.	60,000	22,395
China Gas Holdings Ltd.	21,600	30,433
China Life Insurance Co. Ltd. Class H	96,000	157,759
China Maple Leaf Educational Systems Ltd. (a)(d)	592,000	20,079
China Meidong Auto Holdings Ltd.	2,000	4,316
China Mengniu Dairy Co. Ltd. (a)	9,000	36,917
China Merchants Bank Co. Ltd. Class H	113,674	580,682
China Merchants Energy Shipping Co. Ltd. Class A	7,700	7,860
China Minsheng Banking Corp. Ltd. Class H	43,500	14,906
China New Higher Education Group Ltd. (c)	2,000	647
China Overseas Land & Investment Ltd.	48,000	115,935
China Overseas Property Holdings Ltd.	5,000	6,108
China Pacific Insurance Group Co. Ltd. Class H	18,400	48,872
China Petroleum & Chemical Corp. Class H	423,200	250,148
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	1,800	8,852
China Resources Beer Holdings Co. Ltd.	8,000	64,204
China Resources Gas Group Ltd. (b)	2,000	7,376
China Resources Land Ltd.	15,000	68,408
China Ruyi Holdings Ltd. (a)(b)	164,000	42,828
China Shenhua Energy Co. Ltd. Class H	44,500	140,020
China Tower Corp. Ltd. Class H (c)	368,000	44,535
China Vanke Co. Ltd. Class H	14,500	22,868
Chindata Group Holdings Ltd. ADR (a)	3,725	26,038
Chlitina Holding Ltd.	2,000	13,991

See accompanying notes to financial statements.
123

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Chongqing Brewery Co. Ltd. Class A	2,100	$ 38,225
Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,300	4,795
CIFI Ever Sunshine Services Group Ltd. (b)	20,000	7,771
CITIC Ltd.	89,000	104,080
CMOC Group Ltd. Class A	7,400	6,455
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	4,205	3,974
COFCO Joycome Foods Ltd. (a)(b)	64,000	16,877
Contemporary Amperex Technology Co. Ltd. Class A	400	23,651
COSCO SHIPPING Energy Transportation Co. Ltd. Class A (a)	5,700	11,239
COSCO SHIPPING Ports Ltd.	38,715	25,843
Country Garden Holdings Co. Ltd. (b)	76,278	21,475
Country Garden Services Holdings Co. Ltd.	10,000	17,299
CSPC Pharmaceutical Group Ltd.	26,880	26,435
CStone Pharmaceuticals (a)(b)(c)	89,500	40,475
Dada Nexus Ltd. ADR (a)	1,757	14,882
Daqo New Energy Corp. ADR (a)	2,930	137,241
DaShenLin Pharmaceutical Group Co. Ltd. Class A	3,240	17,565
Dongyue Group Ltd.	23,000	23,733
DouYu International Holdings Ltd. ADR (a)	27,877	33,174
East Buy Holding Ltd. (a)(b)(c)	10,000	43,121
Emeren Group Ltd. ADR (a)(b)	2,351	10,462
ENN Energy Holdings Ltd.	1,800	24,673
Everest Medicines Ltd. (a)(b)(c)	8,000	15,735
Excellence Commercial Property & Facilities Management Group Ltd. (b)	18,000	6,787
Fire Rock Holdings Ltd. (a)(b)(d)	142,000	5,065
Flat Glass Group Co. Ltd. Class H (b)	17,000	48,726
Ganfeng Lithium Group Co. Ltd. Class A	980	9,486
G-bits Network Technology Xiamen Co. Ltd. Class A	1,300	90,252
GDS Holdings Ltd. Class A (a)	3,561	8,619
Geely Automobile Holdings Ltd.	56,000	72,051
GEM Co. Ltd. Class A	3,900	4,242
Genscript Biotech Corp. (a)	10,000	21,401
Great Wall Motor Co. Ltd. Class A	19,200	78,088
Great Wall Motor Co. Ltd. Class H (b)	6,500	8,024
Security Description	Shares	Value
Guangdong Investment Ltd.	4,000	$ 4,092
Guangzhou Automobile Group Co. Ltd. Class A	59,300	96,195
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	8,700	111,612
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	900	9,810
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	14,542
H World Group Ltd. ADR	476	23,315
Haichang Ocean Park Holdings Ltd. (a)(b)(c)	207,000	45,092
Haidilao International Holding Ltd. (a)(b)(c)	2,000	5,414
Hainan Meilan International Airport Co. Ltd. Class H (a)(b)	6,000	14,599
Hangzhou First Applied Material Co. Ltd. Class A	280	2,395
Hangzhou Oxygen Plant Group Co. Ltd. Class A	1,700	8,238
Hangzhou Tigermed Consulting Co. Ltd. Class A	300	4,181
Health & Happiness H&H International Holdings Ltd.	47,500	79,510
Hello Group, Inc. ADR	3,099	28,201
Henan Shenhuo Coal & Power Co. Ltd. Class A	3,700	9,547
Hengan International Group Co. Ltd.	8,500	39,306
Hope Education Group Co. Ltd. (a)(b)(c)	38,000	3,001
Huafon Chemical Co. Ltd. Class A	9,400	10,211
Huaneng Power International, Inc. Class H (a)(b)	170,000	89,224
Huangshan Tourism Development Co. Ltd. Class B	11,800	9,735
HUYA, Inc. ADR (a)(b)	6,718	24,252
Hygeia Healthcare Holdings Co. Ltd. (a)(b)(c)	1,200	8,530
iDreamSky Technology Holdings Ltd. (a)(c)	25,600	14,219
I-Mab ADR (a)	6,881	23,808
indie Semiconductor, Inc. Class A (a)	4,923	51,938
Industrial & Commercial Bank of China Ltd. Class H	553,000	294,466
Ingenic Semiconductor Co. Ltd. Class A	1,700	22,034
Innovent Biologics, Inc. (a)(c)	8,000	35,822
iQIYI, Inc. ADR (a)	10,753	78,282
JA Solar Technology Co. Ltd. Class A	2,520	21,041
Jafron Biomedical Co. Ltd. Class A	3,000	13,259

See accompanying notes to financial statements.
124

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
JD Health International, Inc. (a)(c)	1,150	$ 8,555
JD.com, Inc. Class A	18,723	410,239
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,100	76,491
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	600	14,456
Jiangsu Yangnong Chemical Co. Ltd. Class A	700	9,901
Jiangsu Yoke Technology Co. Ltd. Class A	500	3,793
Jinchuan Group International Resources Co. Ltd. (b)	28,000	2,247
JinkoSolar Holding Co. Ltd. ADR (a)(b)	2,170	110,713
Jinxin Fertility Group Ltd. (c)	4,500	3,015
JiuGui Liquor Co. Ltd. Class A	1,400	26,366
Joinn Laboratories China Co. Ltd. Class A	1,760	13,419
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	900	4,862
JOYY, Inc. ADR	465	14,499
Juewei Food Co. Ltd. Class A	900	5,742
Kangji Medical Holdings Ltd. (b)	5,000	6,108
Kanzhun Ltd. ADR (a)	2,433	46,300
KE Holdings, Inc. ADR (a)	4,730	89,113
Kingdee International Software Group Co. Ltd. (a)(b)	12,000	19,445
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	9,182	81,628
Konka Group Co. Ltd. Class B	326,500	75,283
Kuaishou Technology (a)(c)	15,900	122,441
Kweichow Moutai Co. Ltd. Class A	300	79,507
Lenovo Group Ltd. (b)	34,000	36,816
Li Auto, Inc. ADR (a)	30	749
Li Auto, Inc. Class A (a)	12,004	149,860
Li Ning Co. Ltd.	8,000	63,083
Lifetech Scientific Corp. (a)	12,000	4,265
Lingyi iTech Guangdong Co. Class A (a)	11,500	10,349
Longfor Group Holdings Ltd. (c)	8,500	23,984
Luzhou Laojiao Co. Ltd. Class A	600	22,261
Mango Excellent Media Co. Ltd. Class A	2,700	14,642
Maxscend Microelectronics Co. Ltd. Class A	960	17,390
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	4,300	4,709
Meitu, Inc. (a)(b)(c)	79,500	26,635
Meituan Class B (a)(c)	42,990	785,873
Microport Scientific Corp. (a)(b)	3,008	7,074
Ming Yuan Cloud Group Holdings Ltd. (b)	23,000	14,738
Security Description	Shares	Value
MMG Ltd. (a)(b)	36,000	$ 10,548
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	19,085	45,300
NetEase, Inc.	19,680	345,969
New Horizon Health Ltd. (a)(b)(c)	11,500	39,847
New Oriental Education & Technology Group, Inc. (a)	16,010	62,409
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	5,026
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	1,440	14,343
NIO, Inc. ADR (a)	17,365	182,506
Nongfu Spring Co. Ltd. Class H (b)(c)	5,400	31,059
NXP Semiconductors NV	238	44,381
Ocumension Therapeutics (a)(b)(c)	21,000	26,805
Ovctek China, Inc. Class A	2,900	13,986
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	11,800	8,488
PDD Holdings, Inc. ADR (a)	3,688	279,919
Peijia Medical Ltd. (a)(c)	55,000	68,873
PetroChina Co. Ltd. Class H	164,000	97,147
Pharmaron Beijing Co. Ltd. Class A	1,950	13,905
PICC Property & Casualty Co. Ltd. Class H	193,788	197,739
Ping An Healthcare & Technology Co. Ltd. (a)(b)(c)	1,100	2,783
Ping An Insurance Group Co. of China Ltd. Class H	48,500	315,715
Postal Savings Bank of China Co. Ltd. Class H (b)(c)	68,000	40,367
Prosus NV (a)	9,784	764,710
Q Technology Group Co. Ltd. (a)(b)	18,000	9,837
Raytron Technology Co. Ltd. Class A	8,254	58,774
RLX Technology, Inc. ADR (a)	28,493	82,630
Sangfor Technologies, Inc. Class A	2,200	47,400
SG Micro Corp. Class A	150	3,390
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	14,088	83,925
Shanghai Baosight Software Co. Ltd. Class A	8,049	68,215
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	17,600	11,422
Shanghai Henlius Biotech, Inc. Class H (a)(c)	18,400	26,487
Shanghai M&G Stationery, Inc. Class A	500	3,575
Shangri-La Asia Ltd. (a)	34,000	31,878

See accompanying notes to financial statements.
125

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanxi Meijin Energy Co. Ltd. Class A	24,500	$ 32,751
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	49,979
Shenghe Resources Holding Co. Ltd. Class A	4,000	8,242
Shengyi Technology Co. Ltd. Class A	8,800	23,655
Shenzhen Dynanonic Co. Ltd. Class A	200	5,517
Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,600	7,372
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	25,832
Shenzhen SC New Energy Technology Corp. Class A	2,400	39,998
Shenzhou International Group Holdings Ltd.	7,700	80,826
Shimao Services Holdings Ltd. (a)(b)(c)	14,000	3,513
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	5,005
Sichuan Swellfun Co. Ltd. Class A	1,400	15,357
Silergy Corp.	1,000	15,748
Skshu Paint Co. Ltd. Class A (a)	1,220	20,681
Smoore International Holdings Ltd. (b)(c)	12,000	15,409
Sohu.com Ltd. ADR (a)	2,811	41,406
StarPower Semiconductor Ltd. Class A	100	3,998
Sun King Technology Group Ltd. (a)(b)	26,000	6,161
Sunac China Holdings Ltd. (a)(b)(d)	8,000	1,167
Sunac Services Holdings Ltd. (b)(c)	29,257	12,486
Sunny Optical Technology Group Co. Ltd.	8,000	96,765
TAL Education Group ADR (a)	11,003	70,529
Tencent Holdings Ltd.	61,700	3,032,358
Tencent Music Entertainment Group ADR (a)	1,767	14,631
Tianshan Aluminum Group Co. Ltd. Class A	3,500	3,868
Toly Bread Co. Ltd. Class A	1,680	3,809
Tongdao Liepin Group (a)	36,400	47,761
Topchoice Medical Corp. Class A (a)	200	3,765
Trip.com Group Ltd. ADR (a)	3,304	124,462
Triumph New Energy Co. Ltd. Class H (a)(b)	6,000	6,313
Tsingtao Brewery Co. Ltd. Class A	2,800	49,172
Tuya, Inc. ADR (a)	14,679	27,743
Security Description	Shares	Value
Up Fintech Holding Ltd. ADR (a)(b)	6,477	$ 21,568
Venus MedTech Hangzhou, Inc. Class H (a)(c)	18,000	24,673
Vesync Co. Ltd.	7,000	2,862
Vipshop Holdings Ltd. ADR (a)	7,000	106,260
Viva Biotech Holdings (a)(b)(c)	29,500	5,599
Vnet Group, Inc. ADR (a)	3,677	11,914
Walvax Biotechnology Co. Ltd. Class A	8,000	40,179
Weihai Guangwei Composites Co. Ltd. Class A	400	2,974
Weimob, Inc. (a)(b)(c)	86,000	53,244
Western Superconducting Technologies Co. Ltd. Class A	1,182	14,033
Will Semiconductor Co. Ltd. Shanghai Class A	810	10,745
Wuhan Guide Infrared Co. Ltd. Class A	24,908	43,851
Wuliangye Yibin Co. Ltd. Class A	1,200	34,424
WUS Printed Circuit Kunshan Co. Ltd. Class A	9,640	30,167
WuXi AppTec Co. Ltd. Class A	1,100	12,734
Wuxi Biologics Cayman, Inc. (a)(c)	22,500	139,300
XD, Inc. (a)(b)	10,000	34,331
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c)	9,500	8,665
Xiamen Tungsten Co. Ltd. Class A	4,800	14,245
Xiaomi Corp. Class B (a)(c)	131,800	203,158
Xinyi Solar Holdings Ltd.	2,000	2,397
XPeng, Inc. Class A, ADR (a)	60	667
XPeng, Inc. Class A (a)(b)	14,444	80,501
Yadea Group Holdings Ltd. (c)	10,000	25,796
Yankuang Energy Group Co. Ltd. Class H (b)	34,000	121,708
Yeahka Ltd. (a)(b)	6,400	19,037
Yifeng Pharmacy Chain Co. Ltd. Class A	600	5,052
Yihai International Holding Ltd. (a)(b)	4,000	11,745
Yintai Gold Co. Ltd. Class A	4,300	8,246
YongXing Special Materials Technology Co. Ltd. Class A	800	9,774
Youdao, Inc. ADR (a)	5,212	44,302
Youngy Co. Ltd. Class A (a)	900	9,930
Yum China Holdings, Inc.	6,294	398,977
Zai Lab Ltd. ADR (a)	1,512	50,289
Zhejiang Dingli Machinery Co. Ltd. Class A	500	3,989
Zhejiang HangKe Technology, Inc.Co. Class A	790	5,154
Zhejiang Supor Co. Ltd. Class A	600	4,731

See accompanying notes to financial statements.
126

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	1,500	$ 10,397
Zhejiang Yongtai Technology Co. Ltd. Class A	1,400	4,265
Zijin Mining Group Co. Ltd. Class A	8,600	15,516
ZTO Express Cayman, Inc. ADR	2,434	69,758
		19,472,122
COLOMBIA — 0.0% (f)
Bancolombia SA ADR	1,053	26,462
COSTA RICA — 0.0% (f)
Establishment Labs Holdings, Inc. (a)(b)	246	16,664
DENMARK — 0.7%
Ambu AS Class B (a)	577	8,647
AP Moller - Maersk AS Class B	204	370,271
Chemometec AS (a)	644	36,837
D/S Norden AS	599	40,291
Danske Bank AS (a)	10,422	209,761
Dfds AS	246	9,967
DSV AS	1,816	351,332
Novo Nordisk AS Class B	17,639	2,793,303
Vestas Wind Systems AS	4,442	128,922
Zealand Pharma AS (a)	9,613	301,153
		4,250,484
EGYPT — 0.0% (f)
Cleopatra Hospital (a)	75,478	10,807
FINLAND — 0.4%
Anora Group Oyj (b)	537	3,232
Fortum Oyj (a)	8,103	124,262
Jervois Global Ltd. (a)(b)	17,759	785
Metso Outotec Oyj	20,776	226,624
Musti Group Oyj (a)	2,165	37,893
Nokia Oyj	50,214	246,343
Nordea Bank Abp (b)(e)	33,681	359,366
Nordea Bank Abp (e)	573	6,128
Sampo Oyj Class A	5,694	268,978
Talenom Oyj	888	7,950
UPM-Kymmene Oyj (a)	18,483	621,502
Valmet Oyj (b)	2,545	82,508
Wartsila OYJ Abp	16,469	155,452
		2,141,023
FRANCE — 2.6%
AB Science SA (a)(b)	3,643	22,521
Accor SA (a)	10,132	329,907
Air Liquide SA	1,448	242,584
Airbus SE	4,127	552,760
Alstom SA (b)	9,893	269,566
AXA SA	19,534	597,738
BNP Paribas SA	10,374	622,263
Bouygues SA	5,930	200,302
Capgemini SE	6,442	1,195,064
Security Description	Shares	Value
Carrefour SA	13,386	$ 270,940
CGG SA (a)	14,642	11,320
Credit Agricole SA	22,558	254,836
Danone SA	6,039	376,015
Engie SA (b)	9,964	157,769
EssilorLuxottica SA	4,709	849,271
Euroapi SA (a)	404	4,620
Faurecia SE (a)	180	3,901
Fnac Darty SA	4,976	183,702
Hermes International	18	36,453
Kering SA	1,198	780,940
L'Oreal SA	2,311	1,032,561
LVMH Moet Hennessy Louis Vuitton SE	1,921	1,762,322
Orange SA	28,445	338,461
Pernod Ricard SA	2,780	630,343
Publicis Groupe SA	5,782	450,911
Renault SA (a)	6,892	281,542
Societe Generale SA	9,111	205,743
Sodexo SA	5,791	566,624
Technip Energies NV	1,257	26,842
TotalEnergies SE	17,248	1,018,657
Unibail-Rodamco-Westfield CDI (a)(e)	13,173	35,291
Unibail-Rodamco-Westfield REIT (a)(e)	454	24,359
Unibail-Rodamco-Westfield REIT (a)(b)(e)	1,382	74,150
Valneva SE (a)(b)	1,517	7,962
Veolia Environnement SA (b)	20,768	640,800
Vinci SA	8,457	971,367
Vivendi SE	21,447	216,700
Voltalia SA (a)(b)	1,446	22,937
		15,270,044
GEORGIA — 0.0% (f)
TBC Bank Group PLC	3,506	97,104
GERMANY — 2.2%
adidas AG	3,633	642,504
AIXTRON SE	3,018	102,400
Allianz SE	4,171	964,321
BASF SE	7,496	393,845
Bayer AG	9,704	619,080
Commerzbank AG (a)	6,779	71,456
CompuGroup Medical SE & Co. KgaA	11,006	566,545
CropEnergies AG	4,259	52,287
Daimler Truck Holding AG (a)	5,213	176,197
Datagroup SE	475	33,957
Deutsche Bank AG	13,816	140,437
Deutsche Boerse AG	3,602	702,258
Deutsche Lufthansa AG (a)	44,255	493,309
Deutsche Post AG	17,918	838,833
Deutsche Telekom AG	29,582	718,315
E.ON SE	18,548	231,742
Eckert & Ziegler Strahlen- und Medizintechnik AG	282	12,733

See accompanying notes to financial statements.
127

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Elmos Semiconductor SE	1,673	$ 162,678
Encavis AG	1,692	29,008
flatexDEGIRO AG (a)	3,490	30,144
Fresenius Medical Care AG & Co. KGaA	1,832	77,824
HelloFresh SE (a)	2,533	60,296
Mercedes-Benz Group AG	10,293	791,521
Merck KGaA	3,088	575,543
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,236	783,450
Puma SE	966	59,675
RWE AG	6,191	266,627
Salzgitter AG	6,178	244,320
SAP SE	9,099	1,147,324
Siemens AG	7,379	1,196,605
Siemens Energy AG (a)	3,663	80,548
thyssenkrupp AG	11,617	83,502
VERBIO Vereinigte BioEnergie AG	2,584	121,335
Volkswagen AG	1,380	236,890
Volkswagen AG Preference Shares	1,499	204,616
		12,912,125
GHANA — 0.0% (f)
Kosmos Energy Ltd. (a)	23,375	173,910
Tullow Oil PLC (a)(b)	4,846	1,890
		175,800
GREECE — 0.0% (f)
Piraeus Financial Holdings SA (a)	3,441	7,468
GUATEMALA — 0.0% (f)
Millicom International Cellular SA SDR (a)	1,338	25,348
HONG KONG — 0.8%
AIA Group Ltd.	102,600	1,080,248
Bank of East Asia Ltd. (b)	63,797	81,108
Citychamp Watch & Jewellery Group Ltd. (a)	34,000	5,068
CK Asset Holdings Ltd.	50,270	305,144
C-Mer Eye Care Holdings Ltd. (a)	26,000	15,269
Cosmopolitan International Holdings Ltd. (a)(b)	86,000	15,666
Cowell e Holdings, Inc. (a)	1,000	2,392
Futu Holdings Ltd. ADR (a)	773	40,080
Hang Lung Properties Ltd.	98,000	183,267
Henderson Land Development Co. Ltd.	18,910	65,403
Hong Kong Exchanges & Clearing Ltd.	13,668	606,271
Hong Kong Technology Venture Co. Ltd. (b)	27,000	15,719
Joy Spreader Group, Inc. (a)(b)	51,000	7,601
Link REIT	69,850	449,356
Security Description	Shares	Value
Melco International Development Ltd. (a)	4,000	$ 4,662
Melco Resorts & Entertainment Ltd. ADR (a)	476	6,059
New World Development Co. Ltd.	32,383	86,837
Prudential PLC	30,633	417,395
Sa Sa International Holdings Ltd. (a)	26,000	6,094
Sino Biopharmaceutical Ltd.	83,500	46,803
Stella International Holdings Ltd.	14,000	14,910
Sun Hung Kai Properties Ltd.	101,253	1,418,841
Swire Pacific Ltd. Class A	8,500	65,293
Techtronic Industries Co. Ltd.	500	5,405
Vitasoy International Holdings Ltd.	8,000	15,491
Viva China Holdings Ltd. (a)	56,000	9,702
Yue Yuen Industrial Holdings Ltd.	3,000	4,227
		4,974,311
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	11,188	81,940
Richter Gedeon Nyrt	11,404	238,611
		320,551
INDIA — 1.5%
Aarti Drugs Ltd.	7,694	31,620
Aarti Pharmalabs Ltd. (a)	2,632	8,834
Aavas Financiers Ltd. (a)	813	15,935
Adani Green Energy Ltd. (a)	2,481	26,601
Adani Power Ltd. (a)	5,021	11,706
Adani Total Gas Ltd.	1,113	11,752
Adani Transmission Ltd. (a)	1,600	19,334
Advanced Enzyme Technologies Ltd.	18,819	53,126
Affle India Ltd. (a)	585	7,026
Akzo Nobel India Ltd.	1,633	45,713
Alkyl Amines Chemicals	7,841	205,646
Alok Industries Ltd. (a)	223,285	31,517
Amber Enterprises India Ltd. (a)	3,518	78,106
APL Apollo Tubes Ltd.	3,902	57,230
Aptus Value Housing Finance India Ltd.	5,803	17,151
AstraZeneca Pharma India Ltd.	374	14,803
Axis Bank Ltd.	695	7,260
Bayer CropScience Ltd.	94	4,664
Birlasoft Ltd.	27,546	87,532
Blue Star Ltd.	428	7,182
Brightcom Group Ltd.	57,692	10,249
Can Fin Homes Ltd.	8,832	56,872
CE Info Systems Ltd. (a)	4,417	53,332
Central Depository Services India Ltd.	6,514	72,030
Cera Sanitaryware Ltd.	89	6,934
Chemplast Sanmar Ltd. (a)	2,801	11,856

See accompanying notes to financial statements.
128

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
City Union Bank Ltd.	15,515	$ 23,759
Dhani Services Ltd. (a)	11,939	3,857
Dilip Buildcon Ltd. (c)	1,485	3,052
Dixon Technologies India Ltd.	6,493	226,063
Dr Reddy's Laboratories Ltd. ADR	12,707	723,410
Easy Trip Planners Ltd. (a)	10,496	5,568
EPL Ltd.	27,280	53,841
Equitas Small Finance Bank Ltd. (a)(c)	59,331	48,442
Fineotex Chemical Ltd.	1,225	3,475
Galaxy Surfactants Ltd.	148	4,195
Garware Technical Fibres Ltd.	1,434	50,779
Godawari Power & Ispat Ltd.	2,220	9,425
Godfrey Phillips India Ltd.	3,170	70,193
Granules India Ltd.	14,049	49,695
Graphite India Ltd.	914	2,920
Gujarat Pipavav Port Ltd.	4,998	7,082
HEG Ltd.	1,077	12,066
HeidelbergCement India Ltd.	16,484	32,283
HFCL Ltd.	5,208	3,862
Himadri Speciality Chemical Ltd.	7,143	7,588
Hindustan Copper Ltd.	10,792	12,915
Home First Finance Co. India Ltd. (a)(c)	4,511	40,759
Housing Development Finance Corp. Ltd.	14,820	473,457
ICICI Bank Ltd. ADR	44,654	963,633
IIFL Finance Ltd.	1,210	7,186
Indiabulls Housing Finance Ltd. (a)	23,968	28,391
IndiaMart InterMesh Ltd. (c)	897	54,789
Indigo Paints Ltd.	3,695	45,336
Indo Count Industries Ltd.	6,267	8,545
Infibeam Avenues Ltd. (a)	22,068	3,800
Infosys Ltd. ADR	57,215	997,830
Intellect Design Arena Ltd.	5,587	27,914
Jaiprakash Power Ventures Ltd. (a)	251,033	16,953
JB Chemicals & Pharmaceuticals Ltd.	3,933	94,582
Jubilant Ingrevia Ltd.	1,626	7,122
Just Dial Ltd. (a)	2,297	16,636
Jyothy Labs Ltd.	17,230	39,939
Karur Vysya Bank Ltd.	35,684	45,331
Kaveri Seed Co. Ltd.	743	4,321
Larsen & Toubro Ltd. GDR	19,055	504,957
Laurus Labs Ltd. (c)	18,832	67,129
LIC Housing Finance Ltd.	6,990	27,962
Mahindra & Mahindra Ltd. GDR	14,772	206,808
Mahindra Lifespace Developers Ltd.	1,027	4,400
Navin Fluorine International Ltd.	1,846	95,927
Nazara Technologies Ltd. (a)	8,237	51,763
Security Description	Shares	Value
NESCO Ltd.	7,073	$ 44,556
Network18 Media & Investments Ltd. (a)	27,401	18,088
NOCIL Ltd.	7,212	18,135
Olectra Greentech Ltd.	5,463	41,164
Orient Electric Ltd.	3,896	12,814
Paisalo Digital Ltd.	6,988	4,481
PNB Housing Finance Ltd. (a)(c)	4,946	30,883
PNC Infratech Ltd.	1,640	5,765
Poly Medicure Ltd.	940	10,896
Prism Johnson Ltd. (a)	11,262	14,437
Procter & Gamble Health Ltd.	67	3,820
PVR Ltd. (a)	533	9,949
Quess Corp. Ltd. (c)	3,389	15,243
Radico Khaitan Ltd.	1,012	14,710
Rallis India Ltd.	17,249	40,487
Ramco Cements Ltd.	537	4,944
Rategain Travel Technologies Ltd. (a)	11,874	49,659
Ratnamani Metals & Tubes Ltd.	3,270	78,857
RattanIndia Enterprises Ltd. (a)	87,496	37,423
RBL Bank Ltd. (a)(c)	8,373	14,376
Reliance Industries Ltd. GDR (c)	15,124	852,237
Reliance Industries Ltd.	11,095	314,702
Reliance Infrastructure Ltd. (a)	2,762	4,848
Reliance Power Ltd. (a)	122,230	14,799
Restaurant Brands Asia Ltd. (a)	5,892	6,460
Rossari Biotech Ltd.	4,231	30,689
Route Mobile Ltd.	3,366	55,944
Sapphire Foods India Ltd. (a)	450	6,670
Saregama India Ltd.	1,082	4,360
Sharda Cropchem Ltd.	1,050	6,257
Shree Renuka Sugars Ltd. (a)	32,503	17,441
State Bank of India GDR	8,472	536,278
Sumitomo Chemical India Ltd.	1,002	5,195
Sun Pharma Advanced Research Co. Ltd. (a)	3,440	7,507
Supreme Industries Ltd.	408	12,479
Suzlon Energy Ltd. (a)	42,866	4,121
Symphony Ltd.	2,794	34,479
Tanla Platforms Ltd.	10,803	68,782
Tata Motors Ltd. (a)	8,429	43,159
Tata Teleservices Maharashtra Ltd. (a)	11,807	7,966
TeamLease Services Ltd. (a)	1,190	32,427
Thyrocare Technologies Ltd. (c)	1,528	7,992
TV18 Broadcast Ltd. (a)	26,275	9,192
Usha Martin Ltd.	5,000	13,050
Vaibhav Global Ltd.	11,019	36,584
Vakrangee Ltd.	12,719	2,476
V-Guard Industries Ltd.	11,563	35,182
VIP Industries Ltd.	694	4,836
Vodafone Idea Ltd. (a)	503,777	35,554
Whirlpool of India Ltd.	258	4,128

See accompanying notes to financial statements.
129

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Wipro Ltd. ADR	72,030	$ 323,415
Yes Bank Ltd. (a)	27,213	4,983
		9,158,830
INDONESIA — 0.3%
Astra International Tbk PT	309,900	124,005
Bank Central Asia Tbk PT	1,332,000	777,285
Bank Mandiri Persero Tbk PT	406,900	280,186
Bank Rakyat Indonesia Persero Tbk PT	1,047,899	330,559
Berkah Beton Sadaya Tbk PT	93,610	3,714
Digital Mediatama Maxima Tbk PT (a)	314,400	16,879
Gudang Garam Tbk PT	23,100	40,055
Nickel Industries Ltd.	6,070	3,659
Telkom Indonesia Persero Tbk PT	1,210,600	327,789
		1,904,131
IRELAND — 0.1%
Cairn Homes PLC	144,833	160,501
CRH PLC	10,193	514,672
Glenveagh Properties PLC (a)(c)	20,266	22,018
Keywords Studios PLC	723	24,655
Prothena Corp. PLC (a)	3,359	162,811
		884,657
ISRAEL — 0.2%
Bank Hapoalim BM	41,881	346,038
Bank Leumi Le-Israel BM	116,296	872,063
Isracard Ltd.	2,095	8,725
Nano Dimension Ltd. ADR (a)(b)	6,407	18,516
Nano-X Imaging Ltd. (a)(b)	2,003	11,557
NEOGAMES SA (a)	699	10,625
Taboola.com Ltd. (a)(b)	3,570	9,710
Teva Pharmaceutical Industries Ltd. ADR (a)	6,419	56,808
Tremor International Ltd. (a)(b)	1,689	4,369
		1,338,411
ITALY — 0.5%
Assicurazioni Generali SpA	17,533	350,116
Enel SpA	77,367	472,979
Eni SpA (b)	26,629	373,384
Ferrari NV	1,432	387,860
Intesa Sanpaolo SpA ADR	139,586	359,039
Italgas SpA (b)	7,229	44,178
Iveco Group NV (a)	1,719	16,295
MFE-MediaForEurope NV Class A (b)	68,626	31,613
MFE-MediaForEurope NV Class B (b)	68,628	46,899
Saipem SpA (a)(b)	141	212
Snam SpA	31,521	167,429
Telecom Italia SpA (a)(b)	326,114	107,780
Security Description	Shares	Value
UniCredit SpA	18,500	$ 349,929
		2,707,713
JAPAN — 5.9%
Advantest Corp. (b)	200	18,273
Airtrip Corp. (b)	800	15,755
Aisin Corp. (b)	1,700	46,559
Appier Group, Inc. (a)	2,600	32,781
Arcland Service Holdings Co. Ltd. (b)	1,300	21,929
Asahi Group Holdings Ltd.	1,700	62,896
Asahi Kasei Corp.	61,900	430,821
Asics Corp.	500	14,088
Astellas Pharma, Inc.	24,100	340,975
BayCurrent Consulting, Inc.	3,000	122,849
Bengo4.com, Inc. (a)(b)	2,200	39,838
Bridgestone Corp.	1,700	68,554
Bushiroad, Inc. (b)	2,400	13,885
Canon, Inc. (b)	1,700	37,752
Cellebrite DI Ltd. (a)(b)	4,284	26,090
CellSource Co. Ltd. (a)(b)	1,200	27,951
Change, Inc. (b)	4,000	70,479
Comture Corp. (b)	400	6,230
Credit Saison Co. Ltd. (b)	13,900	175,460
Curves Holdings Co. Ltd.	3,000	17,221
CYBERDYNE, Inc. (a)(b)	8,900	18,992
Cybozu, Inc. (b)	9,900	218,397
Daiichi Sankyo Co. Ltd.	26,300	952,878
Daikin Industries Ltd.	1,700	302,153
Daiwa Securities Group, Inc. (b)	57,400	267,829
Demae-Can Co. Ltd. (a)(b)	5,900	19,284
Denso Corp.	10,100	564,838
Digital Arts, Inc.	100	3,832
dip Corp.	600	15,937
Direct Marketing MiX, Inc. (b)	2,100	21,428
eGuarantee, Inc.	900	14,708
Eisai Co. Ltd.	1,700	95,851
Elan Corp.	4,200	33,104
EM Systems Co. Ltd. (b)	19,400	122,881
en Japan, Inc. (b)	200	3,425
ENEOS Holdings, Inc.	23,500	82,141
eRex Co. Ltd. (b)	800	11,006
euglena Co. Ltd. (a)(b)	1,700	11,994
Financial Partners Group Co. Ltd.	1,700	14,753
Freee KK (a)(b)	2,900	73,432
FUJIFILM Holdings Corp.	13,800	694,510
Fujio Food Group, Inc. (a)	2,000	20,828
Fujitsu Ltd.	1,700	227,812
Fukui Computer Holdings, Inc. (b)	300	6,167
FULLCAST Holdings Co. Ltd.	1,400	25,383
GMO Financial Gate, Inc.	300	22,474
GMO GlobalSign Holdings KK (b)	700	21,380
GNI Group Ltd. (a)(b)	2,700	21,078

See accompanying notes to financial statements.
130

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hitachi Ltd.	10,100	$ 550,343
Hokuhoku Financial Group, Inc. (b)	10,000	69,502
Honda Motor Co. Ltd. (b)	10,000	263,731
Hoya Corp.	8,700	951,777
Insource Co. Ltd. (b)	4,000	40,454
Internet Initiative Japan, Inc. (b)	400	8,259
Ito En Ltd.	100	3,250
ITOCHU Corp. (b)	9,200	297,312
Japan Display, Inc. (a)	67,800	20,377
Japan Elevator Service Holdings Co. Ltd. (b)	400	6,456
Japan Tobacco, Inc.	9,100	191,313
JFE Holdings, Inc.	13,900	175,356
JMDC, Inc. (a)	1,300	44,444
JSR Corp. (b)	10,100	236,393
JTOWER, Inc. (a)(b)	700	25,772
Kajima Corp.	24,000	288,166
Kamigumi Co. Ltd.	28,300	591,134
Kansai Electric Power Co., Inc.	10,000	97,002
Kao Corp.	1,700	66,000
Kappa Create Co. Ltd. (a)(b)	1,900	20,643
KDDI Corp.	37,900	1,165,562
KeePer Technical Laboratory Co. Ltd.	1,100	40,706
Keyence Corp.	1,200	581,111
KFC Holdings Japan Ltd. (b)	200	4,251
Kobe Steel Ltd. (b)	9,700	76,746
Komatsu Ltd.	10,000	246,224
Konica Minolta, Inc. (b)	23,700	101,325
Koshidaka Holdings Co. Ltd.	1,500	10,831
Kyocera Corp.	24,300	1,257,633
Lasertec Corp.	200	34,984
Leopalace21 Corp. (a)(b)	9,300	24,946
Link & Motivation, Inc. (b)	3,100	12,205
LITALICO, Inc. (b)	300	5,802
M&A Capital Partners Co. Ltd. (a)	400	11,120
M3, Inc.	1,000	24,803
Makita Corp. (b)	10,100	248,914
Management Solutions Co. Ltd. (b)	1,300	32,185
Marubeni Corp.	57,800	779,772
Marui Group Co. Ltd. (b)	24,000	364,806
Mebuki Financial Group, Inc. (b)	57,500	139,980
Medley, Inc. (a)(b)	2,400	72,673
Menicon Co. Ltd. (b)	2,200	46,400
Midac Holdings Co. Ltd.	300	4,858
Mirai Corp. REIT	379	128,289
Mitsubishi Chemical Group Corp.	23,800	140,504
Mitsubishi Corp.	10,000	356,976
Mitsubishi Electric Corp.	61,800	732,972
Mitsubishi UFJ Financial Group, Inc.	109,200	695,700
Security Description	Shares	Value
Mitsui & Co. Ltd.	10,000	$ 309,264
Mitsuuroko Group Holdings Co. Ltd. (b)	1,500	14,573
Money Forward, Inc. (a)	1,400	48,020
Monogatari Corp.	1,800	36,422
MS&AD Insurance Group Holdings, Inc.	10,000	308,513
Murata Manufacturing Co. Ltd.	24,300	1,467,969
NEC Corp.	200	7,664
Nexon Co. Ltd.	300	7,112
Nidec Corp.	100	5,143
Nihon M&A Center Holdings, Inc.	2,500	18,484
Nintendo Co. Ltd.	8,000	308,423
Nippon Paint Holdings Co. Ltd.	1,800	16,744
Nippon Steel Corp.	22,100	518,086
Nissan Motor Co. Ltd. (b)	23,700	89,233
Nitto Denko Corp.	1,700	109,212
Nomura Holdings, Inc.	62,200	238,210
NTT Data Corp.	24,000	312,330
Obayashi Corp. (b)	57,600	438,416
Oisix ra daichi, Inc. (a)(b)	1,700	29,353
Olympus Corp.	2,100	36,583
One REIT, Inc. (b)	13	22,534
Open Door, Inc. (a)(b)	700	8,184
Oriental Land Co. Ltd. (b)	1,500	51,033
ORIX Corp.	23,800	389,216
Osaka Gas Co. Ltd. (b)	13,900	227,785
Osaka Organic Chemical Industry Ltd.	200	3,240
Outsourcing, Inc.	1,500	14,618
Panasonic Holdings Corp. (b)	33,800	300,185
PeptiDream, Inc. (a)(b)	300	4,235
Pharma Foods International Co. Ltd. (b)	2,400	25,535
PKSHA Technology, Inc. (a)(b)	2,400	32,567
Plus Alpha Consulting Co. Ltd.	900	20,321
Raksul, Inc. (a)	1,400	14,474
Rakus Co. Ltd. (b)	2,000	28,522
Recruit Holdings Co. Ltd.	6,800	186,490
RENOVA, Inc. (a)	1,100	16,448
Resona Holdings, Inc.	38,100	183,071
Riso Kyoiku Co. Ltd. (b)	9,300	22,990
Rohm Co. Ltd.	1,700	140,123
Rorze Corp.	500	43,730
Round One Corp. (b)	1,500	5,759
RS Technologies Co. Ltd.	1,400	34,135
Samty Residential Investment Corp. REIT (b)	237	198,910
SanBio Co. Ltd. (a)(b)	3,200	16,494
Sansan, Inc. (a)	3,700	41,673
Secom Co. Ltd.	1,700	104,281
Septeni Holdings Co. Ltd.	1,100	2,984
Seven & i Holdings Co. Ltd.	1,700	76,321
SHIFT, Inc. (a)	400	70,509
Shin-Etsu Chemical Co. Ltd.	8,500	273,030
SMS Co. Ltd.	900	21,606

See accompanying notes to financial statements.
131

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SoftBank Group Corp. (b)	18,200	$ 708,636
Sompo Holdings, Inc.	10,100	398,566
Sony Group Corp.	24,600	2,215,275
Sosei Group Corp. (a)(b)	400	6,813
S-Pool, Inc. (b)	9,300	41,577
SRE Holdings Corp. (a)(b)	900	22,789
Starts Proceed Investment Corp. REIT	7	11,981
Strike Co. Ltd. (b)	600	17,154
Sumitomo Chemical Co. Ltd. (b)	57,100	190,920
Sumitomo Corp.	13,900	244,495
Sumitomo Electric Industries Ltd.	10,100	128,783
Sumitomo Mitsui Financial Group, Inc. (b)	10,100	402,057
Sumitomo Mitsui Trust Holdings, Inc. (b)	1,700	58,004
Suruga Bank Ltd. (b)	1,700	5,927
T&D Holdings, Inc. (b)	23,600	290,988
Takara Holdings, Inc. (b)	1,300	9,983
Takeda Pharmaceutical Co. Ltd.	1,700	55,564
Tama Home Co. Ltd. (b)	3,300	90,751
TDK Corp.	4,100	145,559
TechMatrix Corp. (b)	1,000	11,150
Teijin Ltd. (b)	13,900	145,799
Terumo Corp.	24,000	644,496
TKP Corp. (a)	1,400	30,127
Toho Titanium Co. Ltd. (b)	1,600	26,508
Tokio Marine Holdings, Inc.	37,800	723,395
Tokyo Electron Ltd.	5,100	614,652
Tokyu Corp. (b)	32,600	431,597
TOPPAN, Inc. (b)	24,100	482,579
Toridoll Holdings Corp. (b)	700	14,311
Toshiba Corp.	1,700	56,777
Toyo Gosei Co. Ltd. (b)	600	40,574
Toyota Motor Corp. (b)	120,500	1,702,156
Toyota Tsusho Corp.	13,800	582,733
Tri Chemical Laboratories, Inc.	1,200	21,847
UT Group Co. Ltd. (a)(b)	700	12,918
ValueCommerce Co. Ltd.	1,000	12,773
Vector, Inc.	3,600	41,142
Vision, Inc. (a)(b)	2,400	28,871
Visional, Inc. (a)	200	11,120
WDB Holdings Co. Ltd. (b)	2,100	31,337
WealthNavi, Inc. (a)(b)	600	5,369
Weathernews, Inc.	300	14,922
West Holdings Corp. (b)	2,210	53,801
West Japan Railway Co.	1,700	69,704
W-Scope Corp. (a)(b)	400	3,769
Yamada Holdings Co. Ltd. (b)	23,600	80,860
Yamaha Corp. (b)	22,400	856,683
YA-MAN Ltd. (b)	2,900	25,886
Yokowo Co. Ltd. (b)	400	6,281
Security Description	Shares	Value
Zuken, Inc.	400	$ 10,339
		35,509,898
KUWAIT — 0.0% (f)
Al Ahli Bank of Kuwait KSCP	39,992	44,443
Gulf Cables & Electrical Industries Group Co. KSCP	1,303	4,650
Jazeera Airways Co. KSCP	6,725	39,668
National Investments Co. KSCP	18,732	14,712
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	21,569	12,442
Warba Bank KSCP (a)	49,923	37,094
		153,009
LIECHTENSTEIN — 0.0% (f)
Implantica AG Class A, SDR (a)(b)	16,269	36,007
LUXEMBOURG — 0.0% (f)
ArcelorMittal SA	7,086	214,560
MACAU — 0.0% (f)
MGM China Holdings Ltd. (a)(b)	11,600	14,334
Sands China Ltd. (a)	38,800	134,936
		149,270
MALAYSIA — 0.1%
Carlsberg Brewery Malaysia Bhd Class B	19,000	92,750
CIMB Group Holdings Bhd	53,444	64,315
CTOS Digital Bhd	58,600	17,397
Dagang NeXchange Bhd	62,200	8,458
DRB-Hicom Bhd	85,200	26,646
Fraser & Neave Holdings Bhd	10,100	59,513
Frontken Corp. Bhd	65,200	46,102
Greatech Technology Bhd (a)	7,100	7,965
Hartalega Holdings Bhd	2,800	1,206
Heineken Malaysia Bhd	9,100	54,652
Kossan Rubber Industries Bhd	12,400	3,681
Malayan Banking Bhd	28,104	54,584
Mega First Corp. BHD	42,600	33,790
Pentamaster Corp. Bhd	20,350	22,598
Public Bank Bhd	120,200	108,963
Supermax Corp. Bhd	44,220	9,270
Tenaga Nasional Bhd	21,000	43,927
Top Glove Corp. Bhd (a)	37,300	7,946
		663,763
MEXICO — 0.3%
America Movil SAB de CV Class B	473,511	496,431
Cemex SAB de CV Series CPO (a)	219,102	120,011
Fomento Economico Mexicano SAB de CV	48,699	463,364
Grupo Financiero Banorte SAB de CV Class O	46,850	394,136

See accompanying notes to financial statements.
132

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Grupo Mexico SAB de CV Class B	77,932	$ 368,295
Grupo Televisa SAB Series CPO	41,384	43,708
Industrias Penoles SAB de CV (a)	2,182	32,121
TF Administradora Industrial S de Real de CV REIT	24,471	45,063
		1,963,129
NETHERLANDS — 1.5%
Adyen NV (a)(c)	74	117,316
Akzo Nobel NV	4,006	313,280
Alfen NV (a)(b)(c)	945	75,072
ASML Holding NV	4,288	2,912,617
Fastned BV CVA (a)(b)	1,012	38,372
Heineken NV	3,289	353,974
ING Groep NV	33,643	399,507
Koninklijke Ahold Delhaize NV	18,197	622,561
Koninklijke DSM NV	6,413	757,357
Koninklijke KPN NV	2,890	10,223
Koninklijke Philips NV	15,632	285,932
Meltwater NV (a)	7,161	12,068
Pharming Group NV (a)(b)	25,978	34,574
Shell PLC	71,349	2,036,547
Shop Apotheke Europe NV (a)(c)	196	17,764
Universal Music Group NV (b)	21,274	538,652
Wolters Kluwer NV	2,594	327,904
		8,853,720
NEW ZEALAND — 0.0% (f)
Pushpay Holdings Ltd. (a)	26,339	22,906
NORWAY — 0.2%
Aker Carbon Capture ASA (a)	5,763	8,130
Crayon Group Holding ASA (a)(b)(c)	17,637	144,321
DNB Bank ASA	22,916	409,937
FLEX LNG Ltd. (b)	3,152	103,832
FREYR Battery SA (a)(b)	2,239	19,905
Frontline PLC	2,081	34,022
Hexagon Purus ASA (a)(b)	6,064	15,112
Kahoot! ASA (a)(b)	21,309	48,750
Norsk Hydro ASA	63,420	471,119
Telenor ASA	18,791	220,150
		1,475,278
PERU — 0.0% (f)
Cia de Minas Buenaventura SAA ADR (b)	488	3,992
PHILIPPINES — 0.0% (f)
PLDT, Inc. ADR (b)	1,904	48,076
TaskUS, Inc. Class A (a)(b)	951	13,732
		61,808
POLAND — 0.0% (f)
CCC SA (a)	413	3,700
Security Description	Shares	Value
Jastrzebska Spolka Weglowa SA (a)	534	$ 5,839
LiveChat Software SA	243	8,077
Polski Koncern Naftowy ORLEN SA	2,208	29,850
Powszechna Kasa Oszczednosci Bank Polski SA	7,619	50,439
		97,905
PUERTO RICO — 0.0% (f)
Liberty Latin America Ltd. Class C (a)	1,233	10,185
RUSSIA — 0.0%
Gazprom PJSC (d)	81,484	—
LUKOIL PJSC (d)	3,048	—
MMC Norilsk Nickel PJSC ADR (a)(d)	827	—
Mobile TeleSystems PJSC ADR (a)(d)	9,679	—
Sberbank of Russia PJSC (a)(d)	79,092	—
Surgutneftegas PJSC Preference Shares ADR (a)(d)	492	—
Tatneft PJSC ADR (a)(d)	4,676	—
		—
SAUDI ARABIA — 0.4%
ACWA Power Co.	637	23,860
Al Jouf Agricultural Development Co.	4,455	61,478
Al Rajhi Bank	2,223	43,528
Al Rajhi Co. for Co-operative Insurance (a)	1,412	38,895
Alamar Foods	641	24,590
Aldrees Petroleum & Transport Services Co.	17,522	442,986
AlKhorayef Water & Power Technologies Co.	2,441	86,749
Alujain Corp.	355	3,461
Amlak International Finance Co.	55,949	228,047
Astra Industrial Group	479	8,103
Bank AlBilad	1,219	12,925
City Cement Co.	9,769	53,611
Dur Hospitality Co. (a)	14,652	92,587
Eastern Province Cement Co.	1,074	11,588
Etihad Etisalat Co.	2,462	27,055
Fawaz Abdulaziz Al Hokair & Co. (a)	648	2,617
Halwani Brothers Co.	9,090	132,946
Herfy Food Services Co. (a)	3,384	29,479
Jadwa REIT Saudi Fund	43,507	149,980
Leejam Sports Co. JSC	4,323	120,925
Maharah Human Resources Co.	2,437	39,019
Methanol Chemicals Co. (a)	596	3,881

See accompanying notes to financial statements.
133

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Middle East Healthcare Co. (a)	591	$ 5,928
Mobile Telecommunications Co. Saudi Arabia (a)	39,382	136,390
Najran Cement Co.	46,412	160,242
National Agriculture Development Co. (a)	2,877	21,192
National Co. for Learning & Education	349	9,298
National Gas & Industrialization Co.	829	12,765
National Medical Care Co.	677	16,268
Northern Region Cement Co.	14,827	44,082
Qassim Cement Co.	393	7,046
Riyad REIT Fund	21,465	52,609
Riyadh Cement Co.	575	4,902
Saudi Airlines Catering Co. (a)	281	6,423
Saudi Arabian Mining Co. (a)	4,598	78,395
Saudi Ceramic Co.	7,454	62,353
Saudi Co. For Hardware CJSC (a)	2,773	21,423
Saudi Fisheries Co. (a)	5,454	39,375
Saudi Ground Services Co. (a)	644	3,843
Saudi Industrial Services Co.	1,659	12,441
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,139	13,528
Saudi Research & Media Group (a)	992	52,115
Saudia Dairy & Foodstuff Co.	467	29,535
Sinad Holding Co. (a)	13,701	39,931
Yamama Cement Co.	10,001	82,061
		2,550,455
SINGAPORE — 0.4%
CapitaLand Integrated Commercial Trust REIT	19,597	29,184
Capitaland Investment Ltd.	188,784	522,527
DBS Group Holdings Ltd.	13,897	344,930
Grab Holdings Ltd. Class A (a)	4,861	14,632
Nanofilm Technologies International Ltd. (b)	4,300	5,207
Scilex Holding Co. (a)	1,301	10,668
Sea Ltd. ADR (a)	3,172	274,537
Singapore Exchange Ltd.	120,000	848,407
Singapore Telecommunications Ltd.	57,400	106,204
TDCX, Inc. ADR (a)	1,279	11,383
		2,167,679
SOUTH AFRICA — 0.4%
Anglo American PLC	14,077	466,119
Discovery Ltd. (a)	68,161	535,722
FirstRand Ltd. (b)	67,532	229,820
Gold Fields Ltd.	11,477	153,307
Harmony Gold Mining Co. Ltd.	9,317	38,429
Impala Platinum Holdings Ltd. (b)	7,480	69,069
MTN Group Ltd. (b)	24,928	179,094
Security Description	Shares	Value
MultiChoice Group	2,792	$ 19,412
Naspers Ltd. Class N	1,434	266,146
Nedbank Group Ltd.	2,609	31,887
Old Mutual Ltd. (b)	15,331	10,028
Sanlam Ltd.	62,482	198,513
Sasol Ltd. (b)	4,834	65,389
Standard Bank Group Ltd.	16,111	156,919
		2,419,854
SOUTH KOREA — 1.3%
ABLBio, Inc. (a)	2,053	33,590
Advanced Nano Products Co. Ltd.	456	50,929
AfreecaTV Co. Ltd.	184	11,985
Ahnlab, Inc.	622	29,622
Alteogen, Inc. (a)	643	19,584
Ananti, Inc. (a)	1,433	7,463
Asiana Airlines, Inc. (a)	830	8,805
BH Co. Ltd.	3,545	68,076
Bioneer Corp. (a)	838	27,904
Cellivery Therapeutics, Inc. (a)	2,627	13,480
Celltrion Healthcare Co. Ltd.	695	32,138
Celltrion Pharm, Inc. (a)	120	7,641
Celltrion, Inc.	497	57,188
Chunbo Co. Ltd.	47	9,026
Connectwave Co. Ltd. (a)	2,139	22,395
Cosmax, Inc. (a)	89	5,538
Cosmochemical Co. Ltd. (a)	287	10,990
CS Wind Corp.	111	6,216
Daejoo Electronic Materials Co. Ltd.	75	5,870
Dear U Co. Ltd. (a)	778	27,490
Delivery Hero SE (a)(c)	43	1,466
Dentium Co. Ltd.	108	11,589
Devsisters Co. Ltd. (a)	871	37,801
Dongwon Systems Corp.	127	4,170
Duk San Neolux Co. Ltd. (a)	2,470	91,924
Echo Marketing, Inc.	3,550	34,359
Ecopro BM Co. Ltd.	252	43,457
Ecopro Co. Ltd.	141	53,991
Ecopro HN Co. Ltd.	338	19,914
E-MART, Inc.	128	10,383
Foosung Co. Ltd.	430	5,182
GC Cell Corp.	1,878	59,866
GemVax & Kael Co. Ltd. (a)	2,366	25,807
GeneOne Life Science, Inc. (a)	3,046	14,881
Genexine, Inc. (a)	2,122	20,098
Hana Financial Group, Inc.	1,337	41,799
Hanall Biopharma Co. Ltd. (a)	726	10,233
Helixmith Co. Ltd. (a)	2,992	21,213
Hite Jinro Co. Ltd.	951	16,363
HLB Life Science Co. Ltd. (a)	606	5,092
HLB, Inc. (a)	709	18,925
Humasis Co. Ltd. (a)	3,472	12,135
Hwaseung Enterprise Co. Ltd.	1,034	6,775
HYBE Co. Ltd. (a)	238	34,534

See accompanying notes to financial statements.
134

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hyundai Bioscience Co. Ltd. (a)	460	$ 7,297
Hyundai Electric & Energy System Co. Ltd.	334	9,724
Hyundai Mobis Co. Ltd.	891	147,833
Hyundai Motor Co.	1,926	272,955
Hyundai Steel Co.	572	15,246
Hyundai Wia Corp.	135	5,807
Iljin Hysolus Co. Ltd. (a)	480	11,448
Intellian Technologies, Inc.	367	26,386
JW Pharmaceutical Corp.	4,606	73,414
JYP Entertainment Corp.	151	8,978
Kakao Corp.	287	13,470
KB Financial Group, Inc.	4,719	172,724
KG DONGBUSTEEL	608	4,712
Kia Corp.	1,017	63,277
KMW Co. Ltd. (a)	230	3,949
Koh Young Technology, Inc.	369	4,790
Kolmar BNH Co. Ltd.	1,351	24,595
KoMiCo Ltd.	159	6,143
Korea Electric Power Corp. ADR (b)	3,869	26,851
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	279	16,609
KT&G Corp.	1,414	91,128
Kum Yang Co. Ltd. (a)	658	39,677
L&C Bio Co. Ltd.	2,308	45,563
L&F Co. Ltd.	121	29,138
LegoChem Biosciences, Inc. (a)	152	4,297
LG Chem Ltd. Preference Shares	2,336	557,152
LG Electronics, Inc.	444	39,323
LG H&H Co. Ltd.	245	112,916
Lotte Chemical Corp.	24	3,517
Lotte Tour Development Co. Ltd. (a)	1,061	11,206
MedPacto, Inc. (a)	3,732	55,069
Medytox, Inc.	56	9,528
Myoung Shin Industrial Co. Ltd. (a)	734	11,953
Namhae Chemical Corp.	643	4,470
Naturecell Co. Ltd. (a)	3,982	55,057
NAVER Corp.	2,541	394,271
NEPES Corp. (a)	250	4,561
Nexon Games Co. Ltd. (a)	2,365	33,608
NEXTIN, Inc.	629	32,130
NHN KCP Corp.	792	7,659
NICE Information Service Co. Ltd.	3,419	32,356
NKMax Co. Ltd. (a)	3,518	28,104
Oscotec, Inc. (a)	1,074	14,957
Park Systems Corp.	96	11,231
PharmaResearch Co. Ltd.	153	8,250
Pharmicell Co. Ltd. (a)	1,098	7,700
POSCO Holdings, Inc. ADR	6,901	480,931
RFHIC Corp.	251	5,292
Security Description	Shares	Value
S&S Tech Corp.	360	$ 11,186
Sam Chun Dang Pharm Co. Ltd.	1,578	98,061
Samsung C&T Corp.	442	36,736
Samsung Electronics Co. Ltd. GDR	1,926	2,366,091
Samsung Engineering Co. Ltd. (a)	1,025	24,959
Samsung Fire & Marine Insurance Co. Ltd.	241	38,135
Samsung Heavy Industries Co. Ltd. (a)	3,098	12,303
Samsung SDI Co. Ltd.	106	59,846
Samsung Securities Co. Ltd.	797	19,407
Sang-A Frontec Co. Ltd.	253	6,297
Seegene, Inc.	396	7,544
SFA Semicon Co. Ltd. (a)	2,403	10,447
Shin Poong Pharmaceutical Co. Ltd. (a)	1,182	16,352
Shinhan Financial Group Co. Ltd.	4,679	127,052
SK Chemicals Co. Ltd.	113	6,467
SK Hynix, Inc.	7,074	481,435
SK Innovation Co. Ltd. (a)	277	38,150
SK oceanplant Co. Ltd. (a)	1,966	29,931
SK, Inc.	290	38,426
Solus Advanced Materials Co. Ltd.	318	11,481
Soulbrain Co. Ltd.	26	4,693
Taihan Electric Wire Co. Ltd. (a)	3,788	4,394
Tokai Carbon Korea Co. Ltd.	87	6,997
Value Added Technology Co. Ltd.	471	11,758
Vaxcell-Bio Therapeutics Co. Ltd. (a)	1,048	31,355
Webzen, Inc.	309	4,030
Wemade Co. Ltd.	1,000	38,561
Wysiwyg Studios Co. Ltd. (a)	1,081	12,937
Youlchon Chemical Co. Ltd.	457	14,252
Zinus, Inc.	111	2,404
		7,676,826
SPAIN — 0.8%
Acciona SA	4,764	955,979
Acerinox SA	18,479	190,205
ACS Actividades de Construccion y Servicios SA	19,665	627,064
Amadeus IT Group SA (a)	6,163	412,862
Banco Bilbao Vizcaya Argentaria SA (b)	54,967	392,413
Banco Santander SA	131,734	490,337
Distribuidora Internacional de Alimentacion SA (a)	716,984	11,529
Grenergy Renovables SA (a)	224	6,819
Iberdrola SA	61,715	770,077
Industria de Diseno Textil SA	12,237	410,812
Repsol SA	10,568	162,866

See accompanying notes to financial statements.
135

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Telefonica SA	51,693	$ 223,131
		4,654,094
SWEDEN — 0.9%
Alleima AB (a)	3,604	17,802
Assa Abloy AB Class B	20,836	498,920
Atlas Copco AB Class B	67,350	774,072
Boozt AB (a)(b)(c)	5,921	72,117
Camurus AB (a)	2,416	51,118
Cellavision AB	197	3,515
Epiroc AB Class B	19,394	330,012
Evolution AB (c)	3,350	448,474
Fortnox AB	8,534	58,366
GARO AB	1,533	11,317
Industrivarden AB Class A	262	7,067
MIPS AB (b)	2,159	109,017
Orron Energy ab (b)	2,930	3,840
PowerCell Sweden AB (a)	2,453	27,784
Sandvik AB	18,010	381,752
Securitas AB Class B (b)	43,727	389,132
Sedana Medical AB (a)	20	41
Skandinaviska Enskilda Banken AB Class A (a)(b)	42,506	468,734
Skanska AB Class B (b)	18,403	281,381
SKF AB Class B	13,087	257,460
Stillfront Group AB (a)	18,017	34,837
Svenska Handelsbanken AB Class A (b)	17,202	149,035
Tele2 AB Class B	12,861	128,057
Telefonaktiebolaget LM Ericsson Class B (b)	34,377	200,900
Telia Co. AB (b)	29,582	75,228
Volvo AB Class A (b)	22,758	489,417
Xvivo Perfusion AB (a)	540	12,706
		5,282,101
SWITZERLAND — 1.5%
ABB Ltd.	25,580	878,381
Accelleron Industries AG (a)	1,266	29,975
Adecco Group AG	4,974	180,492
Alcon, Inc.	3,367	238,460
Basilea Pharmaceutica AG (a)	637	34,934
Cie Financiere Richemont SA Class A	6,915	1,104,371
Credit Suisse Group AG (b)	27,774	25,009
Geberit AG	1,921	1,070,738
Givaudan SA	240	781,041
Gurit Holding AG Class BR (b)	177	16,042
Kuehne & Nagel International AG	2,303	685,442
Meyer Burger Technology AG (a)(b)	20,348	14,322
Novartis AG	16,487	1,511,632
Sensirion Holding AG (a)(c)	325	35,575
SGS SA	239	526,111
Swatch Group AG Bearer Shares	726	249,060
Security Description	Shares	Value
UBS Group AG	39,495	$ 833,954
Vetropack Holding AG	87	4,390
Zurich Insurance Group AG	1,190	570,153
		8,790,082
TAIWAN — 1.8%
Actron Technology Corp.	3,000	19,213
Adimmune Corp. (a)	16,000	20,731
Advanced Energy Solution Holding Co. Ltd.	1,000	23,582
Advanced Wireless Semiconductor Co.	3,000	8,592
Alchip Technologies Ltd.	5,000	203,629
Allied Supreme Corp.	1,000	9,919
Amazing Microelectronic Corp.	8,322	33,619
Andes Technology Corp.	4,000	68,183
AP Memory Technology Corp.	4,000	42,565
Asia Pacific Telecom Co. Ltd. (a)	80,000	17,000
AUO Corp. ADR	40,566	252,321
AURAS Technology Co. Ltd.	2,000	14,484
Bank of Kaohsiung Co. Ltd.	77,250	31,207
Bizlink Holding, Inc.	1,000	9,163
Career Technology MFG. Co. Ltd. (a)	12,729	10,075
Century Iron & Steel Industrial Co. Ltd.	4,000	12,428
Chailease Holding Co. Ltd.	4,000	29,362
Charoen Pokphand Enterprise	5,500	15,011
Chief Telecom, Inc.	3,000	37,934
Chun Yuan Steel Industry Co. Ltd.	20,000	10,510
Chunghwa Telecom Co. Ltd. ADR	16,639	650,585
CTBC Financial Holding Co. Ltd.	157,000	112,668
Darfon Electronics Corp.	8,000	11,587
E Ink Holdings, Inc.	4,000	24,238
EirGenix, Inc. (a)	16,000	61,220
Elite Semiconductor Microelectronics Technology, Inc.	11,000	30,094
Episil Technologies, Inc.	17,090	50,909
Episil-Precision, Inc.	2,017	4,710
Ever Supreme Bio Technology Co. Ltd.	6,500	46,219
Evergreen Marine Corp. Taiwan Ltd.	1,600	8,329
Everlight Chemical Industrial Corp.	23,000	14,201
Faraday Technology Corp.	12,000	77,445
Fitipower Integrated Technology, Inc.	16,353	90,499
FocalTech Systems Co. Ltd.	28,000	71,270
Formosa Chemicals & Fibre Corp.	11,000	24,964
Formosa Plastics Corp.	14,000	42,210

See accompanying notes to financial statements.
136

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Fulgent Sun International Holding Co. Ltd.	5,000	$ 21,923
Genius Electronic Optical Co. Ltd.	1,079	13,661
Global PMX Co. Ltd.	1,000	4,746
Global Unichip Corp.	1,000	35,635
Globalwafers Co. Ltd.	1,000	17,013
Gold Circuit Electronics Ltd.	74,800	239,036
Gudeng Precision Industrial Co. Ltd.	1,000	12,283
Hon Hai Precision Industry Co. Ltd. GDR	96,901	656,989
International Games System Co. Ltd.	8,000	150,291
Jentech Precision Industrial Co. Ltd.	3,299	51,629
Johnson Health Tech Co. Ltd.	9,000	19,716
Kinsus Interconnect Technology Corp.	8,000	30,479
KMC Kuei Meng International, Inc.	7,000	32,876
LandMark Optoelectronics Corp.	4,000	17,407
Lotus Pharmaceutical Co. Ltd. (a)	3,000	24,731
MediaTek, Inc. (a)	5,000	129,239
Medigen Vaccine Biologics Corp. (a)	21,303	40,511
Microbio Co. Ltd.	4,813	10,528
Nan Ya Plastics Corp.	16,000	40,726
Nuvoton Technology Corp.	17,000	83,472
O-Bank Co. Ltd.	19,000	6,041
OBI Pharma, Inc. (a)	37,000	98,918
Oneness Biotech Co. Ltd. (a)	1,000	8,769
Oriental Union Chemical Corp.	18,000	11,765
Pan Jit International, Inc.	24,500	57,373
Pegavision Corp.	1,000	13,449
Pharmally International Holding Co. Ltd. (a)(d)	1,282	—
Polaris Group (a)	8,000	25,513
Quang Viet Enterprise Co. Ltd.	10,000	37,277
RDC Semiconductor Co. Ltd. (a)	5,000	31,940
RichWave Technology Corp. (a)	17,042	70,245
San Fu Chemical Co. Ltd.	10,000	42,696
Sanyang Motor Co. Ltd.	40,000	51,236
SDI Corp.	8,000	34,683
Sensortek Technology Corp.	1,000	11,627
Sesoda Corp.	9,000	12,577
Shinfox Energy Co. Ltd.	26,000	75,317
Shiny Chemical Industrial Co. Ltd.	1,000	4,056
Sincere Navigation Corp.	37,000	30,076
Speed Tech Corp.	40,000	74,489
Sporton International, Inc.	11,200	99,318
Sunplus Technology Co. Ltd.	3,000	2,453
Security Description	Shares	Value
T3EX Global Holdings Corp.	1,000	$ 2,568
TaiDoc Technology Corp.	1,000	6,076
Taigen Biopharmaceuticals Holdings Ltd. (a)	84,000	41,383
TaiMed Biologics, Inc. (a)	8,000	24,199
Taiwan Cogeneration Corp.	15,000	20,962
Taiwan Mask Corp.	22,000	66,836
Taiwan Semiconductor Co. Ltd.	40,000	136,629
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	43,475	4,044,044
Taiwan Surface Mounting Technology Corp.	3,000	9,577
Taiwan Union Technology Corp.	2,000	4,677
Tanvex BioPharma, Inc. (a)	6,770	17,921
TCI Co. Ltd.	459	3,045
Thinking Electronic Industrial Co. Ltd.	1,000	5,025
Topkey Corp.	4,000	27,523
TSEC Corp. (a)	24,827	31,311
Tung Thih Electronic Co. Ltd.	3,000	14,977
Unimicron Technology Corp.	2,000	9,689
Union Bank of Taiwan	40,000	20,823
United Integrated Services Co. Ltd.	7,000	48,625
United Microelectronics Corp. ADR (a)(b)	65,067	569,987
United Renewable Energy Co. Ltd. (a)	615,879	423,768
Universal Vision Biotechnology Co. Ltd.	4,200	54,556
VIA Labs, Inc.	1,000	7,538
Via Technologies, Inc.	2,000	5,649
Visual Photonics Epitaxy Co. Ltd.	2,000	6,063
Vivotek, Inc.	5,000	42,779
Voltronic Power Technology Corp.	1,000	56,819
Wafer Works Corp.	13,229	21,073
Win Semiconductors Corp.	2,000	11,988
XinTec, Inc.	15,000	53,206
Yageo Corp.	318	5,525
Yulon Motor Co. Ltd.	16,000	39,517
		10,457,743
THAILAND — 0.3%
Absolute Clean Energy PCL (a)	2,309,800	154,009
Asia Sermkij Leasing PCL	18,500	15,284
B Grimm Power PCL	67,600	80,064
Bangkok Airways PCL (a)	17,600	6,948
Bangkok Aviation Fuel Services PCL (a)	24,400	22,655
Banpu Power PCL	87,000	40,708
BCPG PCL	157,400	45,800
BEC World PCL	213,700	53,433
Beyond Securities PCL (a)	61,500	15,917
Carabao Group PCL Class F	20,900	58,522

See accompanying notes to financial statements.
137

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CK Power PCL (b)	402,200	$ 48,695
CP ALL PCL NVDR	46,800	84,855
Delta Electronics Thailand PCL	2,100	70,133
Dhipaya Group Holdings PCL	2,900	3,583
Ditto Thailand PCL	33,160	33,213
Energy Absolute PCL	20,905	46,462
Erawan Group PCL (a)	260,800	37,524
Esso Thailand PCL	37,315	9,658
Forth Corp. PCL	7,700	7,206
Global Power Synergy PCL Class F	21,400	42,556
Gunkul Engineering PCL	478,800	56,568
Ichitan Group PCL	24,900	9,685
Jasmine International PCL (a)	248,400	15,545
Muangthai Capital PCL	8,800	8,879
Nex Point Parts PCL (a)	65,800	26,362
One Enterprise Public Co. Ltd.	41,500	6,857
Osotspa PCL	44,200	39,747
Plan B Media PCL Class F	218,000	54,508
Prima Marine PCL	142,000	30,314
PTT PCL	121,000	111,464
R&B Food Supply PCL	33,600	11,300
Ratchthani Leasing PCL	245,800	26,309
RS PCL	184,600	82,057
Sabuy Technology PCL (e)	57,100	20,205
Sabuy Technology PCL (e)	25,780	9,122
SCB X PCL NVDR	9,400	28,177
Singer Thailand PCL	15,900	8,370
Singha Estate PCL	96,900	4,902
SPCG PCL	38,500	15,537
Star Petroleum Refining PCL	32,400	10,233
STARK Corp. PCL (a)	592,800	41,259
Super Energy Corp. PCL	5,209,900	100,557
Thaicom PCL Class L (a)	19,700	8,296
TOA Paint Thailand PCL	4,400	3,989
TQM Alpha PCL NVDR	43,800	42,269
VGI PCL	168,100	19,270
		1,669,006
TURKEY — 0.1%
Akbank TAS	56,905	50,220
Eldorado Gold Corp. (a)(b)	4,734	48,972
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	19,039	6,140
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	11,189	21,358
Migros Ticaret AS (a)	9,089	79,313
Nuh Cimento Sanayi AS	9,152	64,462
Oyak Cimento Fabrikalari AS (a)	9,940	16,975
Turkiye Is Bankasi AS Class C	93,334	63,065
Vestel Elektronik Sanayi ve Ticaret AS (a)	12,692	31,288
		381,793
Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	18,769	$ 42,419
Abu Dhabi Islamic Bank PJSC	9,447	25,672
Agthia Group PJSC	6,886	7,725
Ajman Bank PJSC (a)	190,902	74,334
Al Waha Capital PJSC	45,433	15,835
AL Yah Satellite Communications Co-PJSC-Yah Sat	25,363	18,370
Amanat Holdings PJSC	461,391	120,609
Aramex PJSC	76,624	68,643
Dana Gas PJSC	229,642	50,962
Emirates Telecommunications Group Co. PJSC	2,799	16,813
First Abu Dhabi Bank PJSC	9,486	33,269
Multiply Group PJSC (a)	15,197	13,407
National Central Cooling Co. PJSC	63,996	52,277
Network International Holdings PLC (a)(c)	34,749	105,179
Sharjah Islamic Bank	94,310	48,792
Taaleem Holdings PSC (a)	73,483	52,424
		746,730
UNITED KINGDOM — 3.4%
3i Group PLC	53,773	1,120,317
abrdn PLC (b)	92,996	233,994
Alphawave IP Group PLC Class WI (a)(b)	2,680	3,884
AO World PLC (a)	19,630	15,655
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	4,649	13,123
AstraZeneca PLC ADR	9,419	653,773
AstraZeneca PLC	11,179	1,552,518
BAE Systems PLC	56,391	685,114
Barclays PLC	154,061	277,733
boohoo Group PLC (a)	5,211	3,834
BP PLC	137,756	870,038
British American Tobacco PLC	10,447	366,913
British Land Co. PLC REIT	40,419	193,807
BT Group PLC (b)	77,420	139,568
Burberry Group PLC	10,042	321,089
Capita PLC (a)	14,591	6,603
Capricorn Energy PLC (a)	16,027	46,252
Central Asia Metals PLC	34,933	102,151
Ceres Power Holdings PLC (a)(b)	8,198	39,633
CK Hutchison Holdings Ltd.	68,420	424,468
CMC Markets PLC (b)(c)	10,674	23,202
CNH Industrial NV	8,708	133,208
Compass Group PLC	27,465	690,389
Craneware PLC	145	2,062
Diageo PLC	17,202	768,677
Eurasia Mining PLC (a)	1,204	55
Greatland Gold PLC (a)(b)	71,108	6,770
Hammerson PLC REIT (b)	361,768	116,703

See accompanying notes to financial statements.
138

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
HSBC Holdings PLC	165,081	$ 1,122,017
Imperial Brands PLC	5,941	136,925
Indivior PLC (a)	1,107	18,957
InterContinental Hotels Group PLC	12,118	795,913
ITM Power PLC (a)(b)	10,697	11,234
J Sainsbury PLC	46,610	160,617
Land Securities Group PLC REIT	26,127	200,677
Learning Technologies Group PLC	29,670	47,324
Liberty Global PLC Class A (a)	2,585	50,408
Liberty Global PLC Class C (a)	10,190	207,672
Lloyds Banking Group PLC	547,811	322,922
M&G PLC	27,748	67,932
Marks & Spencer Group PLC (a)	62,475	129,003
National Grid PLC	12,850	174,216
Next PLC	4,595	373,387
Pearson PLC	6,421	67,039
Quilter PLC (c)	23,388	24,366
Reckitt Benckiser Group PLC	5,078	386,642
RELX PLC (e)	11,146	360,799
RELX PLC (e)	32,943	1,066,211
Rolls-Royce Holdings PLC (a)	89,510	164,927
Sage Group PLC	105,909	1,014,872
Serica Energy PLC	48,782	133,601
Severn Trent PLC	15,774	561,513
Smith & Nephew PLC	28,685	397,946
Smiths Group PLC	22,049	467,961
Soho House & Co., Inc. Class A (a)	3,247	21,235
SSE PLC	15,472	344,920
Standard Chartered PLC	30,876	234,481
Team17 Group PLC (a)	3,572	16,783
TechnipFMC PLC (a)	7,246	98,908
Tesco PLC	59,011	193,866
Unilever PLC (e)	9,808	508,126
Unilever PLC (e)	2	104
United Utilities Group PLC	28,128	368,656
Virgin Money U.K. PLC CDI	876	1,561
Vodafone Group PLC	209,198	230,986
Warehouse REIT PLC	36,092	45,608
Whitbread PLC	20,593	760,556
WPP PLC	21,794	258,316
		20,360,720
UNITED STATES — 61.0%
10X Genomics, Inc. Class A (a)	806	44,967
23andMe Holding Co. Class A (a)	5,616	12,804
2seventy bio, Inc. (a)	1,646	16,789
2U, Inc. (a)	1,279	8,761
3D Systems Corp. (a)	4,217	45,206
3M Co.	6,165	648,003
8x8, Inc. (a)	4,160	17,347
A10 Networks, Inc.	738	11,432
Security Description	Shares	Value
Abbott Laboratories	24,098	$ 2,440,163
AbbVie, Inc.	7,588	1,209,300
Accel Entertainment, Inc. (a)	10,527	95,901
Accenture PLC Class A	6,294	1,798,888
Accolade, Inc. (a)	1,354	19,471
ACM Research, Inc. Class A (a)	2,172	25,412
Activision Blizzard, Inc.	3,338	285,699
ACV Auctions, Inc. Class A (a)	476	6,145
Adaptive Biotechnologies Corp. (a)	3,368	29,739
Addus HomeCare Corp. (a)	100	10,676
Adicet Bio, Inc. (a)(b)	653	3,761
Adient PLC (a)	873	35,758
Adobe, Inc. (a)	5,964	2,298,347
Advanced Micro Devices, Inc. (a)	12,163	1,192,096
Aehr Test Systems (a)	466	14,455
AES Corp.	3,700	89,096
Aeva Technologies, Inc. (a)	811	965
Affiliated Managers Group, Inc.	180	25,636
Affirm Holdings, Inc. (a)(b)	1,274	14,358
Aflac, Inc.	24,932	1,608,613
Agenus, Inc. (a)	21,224	32,260
Agilent Technologies, Inc.	12,609	1,744,329
Agilysys, Inc. (a)	1,053	86,883
AGNC Investment Corp. REIT (b)	5,783	58,293
Airbnb, Inc. Class A (a)	2,185	271,814
Akero Therapeutics, Inc. (a)	2,848	108,964
Albemarle Corp.	729	161,138
Alcoa Corp.	339	14,428
Alector, Inc. (a)	210	1,300
Alexander & Baldwin, Inc. REIT	2,680	50,679
Align Technology, Inc. (a)	238	79,525
Alignment Healthcare, Inc. (a)	1,235	7,855
Alkami Technology, Inc. (a)	1,190	15,065
Allbirds, Inc. Class A (a)(b)	3,102	3,722
Allegion PLC	2,073	221,251
Allied Motion Technologies, Inc.	460	17,779
Allovir, Inc. (a)(b)	4,064	16,012
Allstate Corp.	9,061	1,004,049
Ally Financial, Inc.	3,195	81,441
Alnylam Pharmaceuticals, Inc. (a)	238	47,676
Alpha & Omega Semiconductor Ltd. (a)	339	9,136
Alpha Metallurgical Resources, Inc.	145	22,620
Alphabet, Inc. Class A (a)	50,385	5,226,436
Alphabet, Inc. Class C (a)	59,604	6,198,816
Alphatec Holdings, Inc. (a)	577	9,001
Altria Group, Inc.	12,609	562,614
Altus Power, Inc. (a)	7,740	42,415
ALX Oncology Holdings, Inc. (a)	339	1,532

See accompanying notes to financial statements.
139

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
A-Mark Precious Metals, Inc.	360	$ 12,474
Amazon.com, Inc. (a)	86,115	8,894,818
AMC Entertainment Holdings, Inc. Class A (a)(b)	4,866	24,379
Amcor PLC CDI	18,240	203,889
Ameresco, Inc. Class A (a)	180	8,860
American Electric Power Co., Inc.	12,609	1,147,293
American Express Co.	9,750	1,608,262
American Tower Corp. REIT	6,294	1,286,116
American Well Corp. Class A (a)	8,299	19,586
America's Car-Mart, Inc. (a)	460	36,437
Amgen, Inc.	6,560	1,585,880
Amplitude, Inc. Class A (a)	1,025	12,751
Amyris, Inc. (a)(b)	6,987	9,502
Annaly Capital Management, Inc. REIT	2,930	55,992
Antero Resources Corp. (a)	577	13,323
APA Corp.	2,785	100,427
Apartment Investment & Management Co. Class A, REIT	14,660	112,735
Apollo Medical Holdings, Inc. (a)	87	3,173
Appfolio, Inc. Class A (a)	101	12,572
Appian Corp. Class A (a)	236	10,474
Apple, Inc.	144,985	23,908,026
Applied Materials, Inc.	12,949	1,590,526
AppLovin Corp. Class A (a)	399	6,284
Aptiv PLC (a)	100	11,219
Arbor Realty Trust, Inc. REIT (b)	6,181	71,020
Archer-Daniels-Midland Co.	11,649	927,959
Arcturus Therapeutics Holdings, Inc. (a)	1,093	26,199
Arcus Biosciences, Inc. (a)	3,599	65,646
Arcutis Biotherapeutics, Inc. (a)	476	5,236
Ares Commercial Real Estate Corp. REIT (b)	26,364	239,649
Armada Hoffler Properties, Inc. REIT	13,173	155,573
ARMOUR Residential REIT, Inc. (b)	5,069	26,612
Array Technologies, Inc. (a)	2,684	58,726
Arrowhead Pharmaceuticals, Inc. (a)	3,767	95,682
Arvinas, Inc. (a)	1,108	30,271
Asana, Inc. Class A (a)(b)	1,543	32,604
Aspen Aerogels, Inc. (a)	508	3,785
AT&T, Inc.	72,858	1,402,517
Atara Biotherapeutics, Inc. (a)	7,475	21,678
Atkore, Inc. (a)	280	39,334
Atlanticus Holdings Corp. (a)	2,645	71,759
Atlassian Corp. Class A (a)	560	95,855
Autodesk, Inc. (a)	238	49,542
Security Description	Shares	Value
Automatic Data Processing, Inc.	6,294	$ 1,401,233
Avanos Medical, Inc. (a)	811	24,119
AvePoint, Inc. (a)	6,426	26,475
Avidity Biosciences, Inc. (a)	1,499	23,010
AvidXchange Holdings, Inc. (a)	3,219	25,108
Avis Budget Group, Inc. (a)	100	19,480
Axon Enterprise, Inc. (a)	360	80,946
Axonics, Inc. (a)	2,884	157,351
Axsome Therapeutics, Inc. (a)(b)	254	15,667
AZEK Co., Inc. (a)	1,100	25,894
Babcock & Wilcox Enterprises, Inc. (a)(b)	4,245	25,725
Baker Hughes Co.	5,079	146,580
Bancorp, Inc. (a)	4,342	120,925
Bandwidth, Inc. Class A (a)	1,271	19,319
Bank of America Corp.	88,881	2,541,997
Bank of New York Mellon Corp.	19,128	869,176
Bath & Body Works, Inc.	1,835	67,124
Baxter International, Inc.	12,222	495,724
Beam Therapeutics, Inc. (a)	254	7,777
Beauty Health Co. (a)(b)	1,823	23,024
Becton Dickinson & Co.	5,575	1,380,036
Bed Bath & Beyond, Inc. (a)	5,080	2,171
BellRing Brands, Inc. (a)	299	10,166
Benson Hill, Inc. (a)(b)	4,381	5,038
Berkshire Hathaway, Inc. Class B (a)	7,239	2,235,186
BigCommerce Holdings, Inc. Class 1 (a)	637	5,695
Bills Holdings, Inc. (a)	571	46,331
BioCryst Pharmaceuticals, Inc. (a)	6,208	51,775
Biogen, Inc. (a)	3,310	920,279
BioLife Solutions, Inc. (a)	339	7,373
Bionano Genomics, Inc. (a)(b)	16,819	18,669
Bioxcel Therapeutics, Inc. (a)(b)	2,135	39,839
BJ's Restaurants, Inc. (a)	1,013	29,519
BlackRock, Inc.	280	187,354
Blackstone, Inc.	2,661	233,742
Blink Charging Co. (a)(b)	1,303	11,271
Block, Inc. CDI (a)(e)	1,032	71,351
Block, Inc. (a)(e)	2,745	188,444
Bloom Energy Corp. Class A (a)(b)	2,647	52,755
BlueLinx Holdings, Inc. (a)	180	12,233
Boeing Co. (a)	5,214	1,107,610
Booking Holdings, Inc. (a)	481	1,275,809
Boston Beer Co., Inc. Class A (a)(b)	101	33,199
Boston Omaha Corp. Class A (a)	238	5,633
Braze, Inc. Class A (a)	653	22,574
Bridgebio Pharma, Inc. (a)	7,220	119,708
Brighthouse Financial, Inc. (a)	1,593	70,267

See accompanying notes to financial statements.
140

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
BrightSpire Capital, Inc. REIT	40,096	$ 236,566
Bristol-Myers Squibb Co.	19,142	1,326,732
Broadcom, Inc.	4,734	3,037,050
Bumble, Inc. Class A (a)	297	5,806
Burlington Stores, Inc. (a)	100	20,210
Butterfly Network, Inc. (a)(b)	6,908	12,987
C.H. Robinson Worldwide, Inc.	6,294	625,435
C3.ai, Inc. Class A (a)(b)	764	25,647
C4 Therapeutics, Inc. (a)	1,823	5,724
Caesars Entertainment, Inc. (a)	1,531	74,728
Calix, Inc. (a)	280	15,005
Callon Petroleum Co. (a)	435	14,546
Cambium Networks Corp. (a)	699	12,386
Cano Health, Inc. (a)(b)	952	866
Canoo, Inc. (a)(b)	33,055	21,572
Capital One Financial Corp.	6,294	605,231
Cara Therapeutics, Inc. (a)	3,026	14,858
Cardiovascular Systems, Inc. (a)	1,053	20,913
CareDx, Inc. (a)	463	4,232
CareMax, Inc. (a)	3,866	10,322
Caribou Biosciences, Inc. (a)	1,375	7,301
Carnival Corp. (a)(b)	6,294	63,884
Carnival PLC (a)(b)	1,512	13,726
Carrier Global Corp.	6,294	287,951
Cars.com, Inc. (a)	1,971	38,040
Carvana Co. (a)(b)	1,045	10,231
Casa Systems, Inc. (a)	1,428	1,814
Cassava Sciences, Inc. (a)(b)	300	7,236
Castle Biosciences, Inc. (a)	879	19,971
Catalyst Pharmaceuticals, Inc. (a)	3,503	58,080
Caterpillar, Inc.	6,294	1,440,319
Celldex Therapeutics, Inc. (a)	1,892	68,074
Celsius Holdings, Inc. (a)(b)	577	53,626
Centene Corp. (a)	280	17,699
Centrus Energy Corp. Class A (a)	508	16,358
Century Aluminum Co. (a)	484	4,840
Century Communities, Inc.	798	51,008
Certara, Inc. (a)	1,408	33,947
Cerus Corp. (a)	4,342	12,896
CEVA, Inc. (a)	218	6,634
CF Industries Holdings, Inc.	1,904	138,021
ChampionX Corp.	5,304	143,898
ChargePoint Holdings, Inc. (a)(b)	992	10,386
Charles Schwab Corp.	19,185	1,004,910
Charter Communications, Inc. Class A (a)	2,333	834,304
Chatham Lodging Trust REIT	7,560	79,304
Chefs' Warehouse, Inc. (a)	333	11,339
Chemours Co.	1,587	47,515
Chevron Corp.	17,293	2,821,526
Chubb Ltd.	8,365	1,624,316
Church & Dwight Co., Inc.	17,485	1,545,849
Security Description	Shares	Value
Cigna Group	1,844	$ 471,197
CIRCOR International, Inc. (a)	280	8,714
Cisco Systems, Inc.	57,820	3,022,540
Citigroup, Inc.	29,602	1,388,038
Citizens Financial Group, Inc.	3,671	111,488
Clean Energy Fuels Corp. (a)	19,320	84,235
Clear Channel Outdoor Holdings, Inc. (a)	25,917	31,100
Clear Secure, Inc. Class A (b)	476	12,457
Cleveland-Cliffs, Inc. (a)	992	18,183
Clorox Co.	6,158	974,442
Cloudflare, Inc. Class A (a)	2,597	160,131
Clover Health Investments Corp. (a)(b)	15,021	12,694
Coca-Cola Co.	25,047	1,553,665
Codexis, Inc. (a)	706	2,923
Coeur Mining, Inc. (a)	6,050	24,140
Cognizant Technology Solutions Corp. Class A	12,692	773,324
Coherus Biosciences, Inc. (a)	1,102	7,538
Coinbase Global, Inc. Class A (a)	745	50,340
Colgate-Palmolive Co.	10,561	793,659
Collegium Pharmaceutical, Inc. (a)	1,674	40,159
Comcast Corp. Class A	32,306	1,224,720
Community Health Systems, Inc. (a)	9,006	44,129
Community Healthcare Trust, Inc. REIT	8,130	297,558
Compass, Inc. Class A (a)	5,179	16,728
Computer Programs & Systems, Inc. (a)	246	7,429
Conagra Brands, Inc.	12,609	473,594
ConocoPhillips	12,609	1,250,939
CONSOL Energy, Inc.	101	5,885
Constellation Energy Corp.	4,216	330,956
ContextLogic, Inc. Class A (a)	6,935	3,092
Corning, Inc.	24,140	851,659
Corsair Gaming, Inc. (a)	920	16,882
Corteva, Inc.	10,050	606,116
CoStar Group, Inc. (a)	360	24,786
Costco Wholesale Corp.	5,463	2,714,401
Coty, Inc. Class A (a)	979	11,807
Couchbase, Inc. (a)	2,231	31,368
Covenant Logistics Group, Inc.	180	6,376
Crocs, Inc. (a)	100	12,644
Crowdstrike Holdings, Inc. Class A (a)	1,990	273,147
CryoPort, Inc. (a)(b)	1,354	32,496
CS Disco, Inc. (a)	1,025	6,806
CSL Ltd.	7,237	1,397,385
CSX Corp.	41,804	1,251,612
Cullinan Oncology, Inc. (a)	177	1,811
Cummins, Inc.	6,056	1,446,657
CVS Health Corp.	18,313	1,360,839
Cytek Biosciences, Inc. (a)(b)	1,025	9,420

See accompanying notes to financial statements.
141

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Cytokinetics, Inc. (a)	326	$ 11,472
Danaher Corp.	9,801	2,470,244
Datadog, Inc. Class A (a)	1,428	103,758
Dave & Buster's Entertainment, Inc. (a)	2,791	102,681
Deciphera Pharmaceuticals, Inc. (a)	4,084	63,098
Deere & Co.	3,557	1,468,614
Definitive Healthcare Corp. (a)	1,424	14,710
Dell Technologies, Inc. Class C	1,335	53,680
Denny's Corp. (a)	570	6,361
Designer Brands, Inc. Class A (b)	1,971	17,227
Desktop Metal, Inc. Class A (a)(b)	1,428	3,284
Devon Energy Corp.	2,785	140,949
Dexcom, Inc. (a)	1,724	200,294
DiamondRock Hospitality Co. REIT	3,880	31,544
Digi International, Inc. (a)	360	12,125
Digital Turbine, Inc. (a)	4,021	49,700
DigitalOcean Holdings, Inc. (a)(b)	254	9,949
Dine Brands Global, Inc.	654	44,237
Discover Financial Services	9,061	895,589
DocuSign, Inc. (a)	711	41,451
Dollar Tree, Inc. (a)	4,681	671,958
Domo, Inc. Class B (a)	1,270	18,021
DoorDash, Inc. Class A (a)	724	46,017
Douglas Elliman, Inc.	18,644	57,983
Dow, Inc.	10,196	558,945
DraftKings, Inc. Class A (a)	3,090	59,822
Duke Energy Corp.	6,888	664,485
DuPont de Nemours, Inc.	7,354	527,797
Dutch Bros, Inc. Class A (a)(b)	233	7,370
DXC Technology Co. (a)	2,072	52,960
Dynavax Technologies Corp. (a)	7,614	74,693
Dyne Therapeutics, Inc. (a)	3,917	45,124
Dynex Capital, Inc. REIT (b)	20,533	248,860
Eagle Bulk Shipping, Inc.	180	8,190
Easterly Government Properties, Inc. REIT	35,632	489,584
Eaton Corp. PLC	12,246	2,098,230
eBay, Inc.	12,846	569,977
Ebix, Inc.	801	10,565
Ecolab, Inc.	4,330	716,745
Edison International	10,917	770,631
Editas Medicine, Inc. (a)	775	5,619
El Pollo Loco Holdings, Inc. (b)	172	1,649
Elanco Animal Health, Inc. (a)	2,651	24,919
Elastic NV (a)	101	5,848
Electronic Arts, Inc.	238	28,667
Elevance Health, Inc.	3,559	1,636,464
Eli Lilly & Co.	8,209	2,819,135
Ellington Financial, Inc. REIT (b)	4,606	56,239
Security Description	Shares	Value
Embecta Corp.	1,125	$ 31,635
Emerson Electric Co.	12,609	1,098,748
Encore Wire Corp.	100	18,533
Energy Fuels, Inc. (a)(b)	1,948	10,853
Energy Vault Holdings, Inc. (a)(b)	764	1,635
EnerSys	740	64,291
Enfusion, Inc. Class A (a)	2,957	31,049
Enova International, Inc. (a)	180	7,997
Enovix Corp. (a)(b)	1,536	22,902
Enphase Energy, Inc. (a)	942	198,084
EOG Resources, Inc.	9,161	1,050,125
EPAM Systems, Inc. (a)	391	116,909
EQRx, Inc. (a)	4,018	7,795
EQT Corp.	815	26,007
Equinix, Inc. REIT	360	259,574
Equity Residential REIT	6,294	377,640
Erasca, Inc. (a)	476	1,433
ESS Tech, Inc. (a)(b)	7,483	10,401
Essential Properties Realty Trust, Inc. REIT	3,152	78,327
Estee Lauder Cos., Inc. Class A	5,342	1,316,589
Etsy, Inc. (a)	482	53,661
Eventbrite, Inc. Class A (a)	567	4,865
Everbridge, Inc. (a)	653	22,640
Everi Holdings, Inc. (a)	2,552	43,767
Evolent Health, Inc. Class A (a)	1,612	52,309
Evolv Technologies Holdings, Inc. (a)	9,879	30,822
Exact Sciences Corp. (a)	561	38,041
Exelon Corp.	12,609	528,191
eXp World Holdings, Inc. (b)	1,281	16,256
Expedia Group, Inc. (a)	466	45,216
Expensify, Inc. Class A (a)	1,424	11,606
Experian PLC	23,483	772,346
Expro Group Holdings NV (a)	750	13,770
Extreme Networks, Inc. (a)	2,220	42,446
Exxon Mobil Corp.	34,881	3,825,050
Fastenal Co.	12,709	685,523
Fastly, Inc. Class A (a)	339	6,021
Fate Therapeutics, Inc. (a)	816	4,651
FB Financial Corp.	1,042	32,385
FedEx Corp.	4,760	1,087,612
Ferguson PLC	5,075	668,286
FibroGen, Inc. (a)	339	6,326
Fidelity National Information Services, Inc.	952	51,722
Figs, Inc. Class A (a)	762	4,717
First Solar, Inc. (a)	100	21,750
FirstEnergy Corp.	12,609	505,117
Fisker, Inc. (a)(b)	7,590	46,603
Five Star Bancorp	180	3,841
Fiverr International Ltd. (a)	43	1,502
Fluence Energy, Inc. (a)(b)	1,026	20,777
Flywire Corp. (a)	180	5,285

See accompanying notes to financial statements.
142

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Focus Financial Partners, Inc. Class A (a)	360	$ 18,673
Ford Motor Co.	49,421	622,705
Fortinet, Inc. (a)	2,380	158,175
Fortive Corp.	6,177	421,086
Fox Corp. Class A	8,941	304,441
Franklin BSP Realty Trust, Inc. REIT (b)	798	9,520
Franklin Resources, Inc.	17,961	483,869
Freeport-McMoRan, Inc.	7,342	300,361
Freshworks, Inc. Class A (a)	1,424	21,873
Frontier Group Holdings, Inc. (a)	2,120	20,861
fuboTV, Inc. (a)(b)	9,060	10,963
FuelCell Energy, Inc. (a)(b)	4,244	12,095
Fulgent Genetics, Inc. (a)(b)	238	7,430
G1 Therapeutics, Inc. (a)(b)	3,140	8,415
GameStop Corp. Class A (a)(b)	1,880	43,278
GE HealthCare Technologies, Inc. (a)	2,085	171,033
Genco Shipping & Trading Ltd.	1,020	15,973
Generac Holdings, Inc. (a)	101	10,909
General Dynamics Corp.	6,294	1,436,354
General Electric Co.	6,227	595,301
General Mills, Inc.	6,294	537,885
General Motors Co.	12,609	462,498
Geron Corp. (a)	19,323	41,931
Gevo, Inc. (a)	2,663	4,101
Gilead Sciences, Inc.	16,228	1,346,437
Ginkgo Bioworks Holdings, Inc. (a)	9,814	13,053
Gitlab, Inc. Class A (a)(b)	399	13,682
Gladstone Commercial Corp. REIT (b)	22,905	289,290
Gladstone Land Corp. REIT (b)	640	10,656
Glaukos Corp. (a)	101	5,060
Global Medical REIT, Inc.	11,180	101,850
Global Payments, Inc.	339	35,676
Globalstar, Inc. (a)	50,366	58,425
GMS, Inc. (a)	840	48,628
Gogo, Inc. (a)	920	13,340
Goldman Sachs Group, Inc.	5,125	1,676,439
GoodRx Holdings, Inc. Class A (a)	1,678	10,488
Granite Point Mortgage Trust, Inc. REIT	2,688	13,332
Green Brick Partners, Inc. (a)	1,522	53,361
Grid Dynamics Holdings, Inc. (a)	1,263	14,474
GSK PLC	31,620	558,690
Guardant Health, Inc. (a)	514	12,048
GXO Logistics, Inc. (a)	360	18,166
H&E Equipment Services, Inc.	640	28,307
Haemonetics Corp. (a)	101	8,358
Haleon PLC	39,531	157,388
Halliburton Co.	12,609	398,949
Security Description	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	1,858	$ 53,139
Harley-Davidson, Inc.	180	6,835
Hawaiian Holdings, Inc. (a)	1,560	14,290
HCA Healthcare, Inc.	560	147,661
Health Catalyst, Inc. (a)	4,070	47,497
Healthpeak Properties, Inc. REIT	17,183	377,511
Hecla Mining Co.	2,551	16,148
Herc Holdings, Inc.	100	11,390
Heron Therapeutics, Inc. (a)(b)	13,617	20,562
Hershey Co.	5,174	1,316,317
Hess Corp.	6,294	832,948
Hewlett Packard Enterprise Co.	25,330	403,507
Hibbett, Inc.	100	5,898
Hims & Hers Health, Inc. (a)	9,883	98,039
Hippo Holdings, Inc. (a)(b)	169	2,743
HireRight Holdings Corp. (a)(b)	916	9,719
Holcim AG (a)	4,977	320,886
Home Depot, Inc.	11,070	3,266,978
Honeywell International, Inc.	12,761	2,438,882
Host Hotels & Resorts, Inc. REIT	1,380	22,756
HP, Inc.	23,396	686,673
HubSpot, Inc. (a)	238	102,043
Huron Consulting Group, Inc. (a)	101	8,117
Hyzon Motors, Inc. (a)(b)	643	524
I3 Verticals, Inc. Class A (a)	815	19,992
Ichor Holdings Ltd. (a)	234	7,661
Ideaya Biosciences, Inc. (a)	1,678	23,039
IDEXX Laboratories, Inc. (a)	100	50,008
IDT Corp. Class B (a)	280	9,542
IGM Biosciences, Inc. (a)(b)	738	10,140
Illinois Tool Works, Inc.	8,679	2,112,903
Illumina, Inc. (a)	476	110,694
ImmunityBio, Inc. (a)	6,002	10,924
ImmunoGen, Inc. (a)	10,186	39,114
Immunovant, Inc. (a)	1,678	26,026
Inari Medical, Inc. (a)	238	14,694
Indus Realty Trust, Inc. REIT (b)	840	55,684
Ingersoll Rand, Inc.	9,657	561,844
Inhibrx, Inc. (a)	2,687	50,704
Inmode Ltd. (a)	3,633	116,111
Innovative Industrial Properties, Inc. REIT (b)	1,312	99,699
Inogen, Inc. (a)	238	2,970
Inovio Pharmaceuticals, Inc. (a)	10,609	8,699
Inspire Medical Systems, Inc. (a)	568	132,952
Installed Building Products, Inc.	43	4,903
Insulet Corp. (a)	101	32,215
Intapp, Inc. (a)	1,428	64,032
Intel Corp.	45,405	1,483,381

See accompanying notes to financial statements.
143

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Intellia Therapeutics, Inc. (a)	1,107	$ 41,258
Intercept Pharmaceuticals, Inc. (a)	1,948	26,162
International Business Machines Corp.	10,216	1,339,215
International Flavors & Fragrances, Inc.	1,871	172,057
International Money Express, Inc. (a)	5,073	130,782
International Seaways, Inc.	516	21,507
Intra-Cellular Therapies, Inc. (a)	2,400	129,960
Intuit, Inc.	4,327	1,929,106
Intuitive Surgical, Inc. (a)	1,074	274,375
Invitae Corp. (a)(b)	13,044	17,609
iRhythm Technologies, Inc. (a)	101	12,527
iStar, Inc. REIT (a)(b)	1,342	39,415
J.M. Smucker Co.	4,944	778,037
Jamf Holding Corp. (a)	101	1,961
Janus International Group, Inc. (a)	1,300	12,818
Johnson & Johnson	21,440	3,323,200
Johnson Controls International PLC	16,734	1,007,721
JPMorgan Chase & Co.	34,490	4,494,392
Juniper Networks, Inc.	12,609	434,002
Karyopharm Therapeutics, Inc. (a)	6,410	24,935
Kellogg Co.	6,294	421,446
Keysight Technologies, Inc. (a)	6,292	1,016,032
Kimberly-Clark Corp.	6,294	844,781
Kinder Morgan, Inc.	9,327	163,316
Kiniksa Pharmaceuticals Ltd. Class A (a)	577	6,209
Kirby Corp. (a)	740	51,578
KKR Real Estate Finance Trust, Inc. REIT	3,050	34,740
KLA Corp.	238	95,002
Kohl's Corp.	5,058	119,065
Koppers Holdings, Inc.	180	6,295
Kraft Heinz Co.	728	28,152
Krystal Biotech, Inc. (a)	2	160
Kymera Therapeutics, Inc. (a)	936	27,734
Kyndryl Holdings, Inc. (a)	2,055	30,332
Lam Research Corp.	476	252,337
Lamb Weston Holdings, Inc.	4,244	443,583
Lantheus Holdings, Inc. (a)	2,556	211,023
Las Vegas Sands Corp. (a)	6,294	361,590
Lattice Semiconductor Corp. (a)	101	9,646
Leidos Holdings, Inc.	1,592	146,560
Lemonade, Inc. (a)(b)	567	8,085
LendingTree, Inc. (a)	1,165	31,059
Lexicon Pharmaceuticals, Inc. (a)	12,630	30,691
LGI Homes, Inc. (a)	43	4,903
Security Description	Shares	Value
Liberty Broadband Corp. Class C (a)	922	$ 75,327
Light & Wonder, Inc. Class A (a)	2,148	128,987
Lightwave Logic, Inc. (a)(b)	1,279	6,689
Lindblad Expeditions Holdings, Inc. (a)(b)	4,828	46,156
Linde PLC (e)	5,837	2,074,703
Linde PLC (e)	562	197,891
Live Oak Bancshares, Inc.	1,200	29,244
Livent Corp. (a)(b)	935	20,308
LivePerson, Inc. (a)	1,556	6,862
Lockheed Martin Corp.	3,603	1,703,246
Lovesac Co. (a)(b)	733	21,184
Lowe's Cos., Inc.	9,722	1,944,108
Lucid Group, Inc. (a)(b)	3,340	26,854
Lululemon Athletica, Inc. (a)	101	36,783
Lumen Technologies, Inc. (b)	4,266	11,305
Luminar Technologies, Inc. (a)(b)	3,268	21,209
LyondellBasell Industries NV Class A	6,193	581,461
M&T Bank Corp.	4,858	580,871
M/I Homes, Inc. (a)	279	17,602
Macy's, Inc.	2,655	46,436
Madrigal Pharmaceuticals, Inc. (a)	254	61,534
Magnite, Inc. (a)	4,125	38,198
Marathon Digital Holdings, Inc. (a)(b)	2,455	21,408
Marathon Oil Corp.	18,955	454,162
Marathon Petroleum Corp.	10,769	1,451,984
Maravai LifeSciences Holdings, Inc. Class A (a)	714	10,003
Marqeta, Inc. Class A (a)	2,594	11,855
Marsh & McLennan Cos., Inc.	12,609	2,100,029
Marvell Technology, Inc.	4,522	195,803
Mastercard, Inc. Class A	6,237	2,266,588
Matador Resources Co.	1,972	93,966
Match Group, Inc. (a)	714	27,410
Matson, Inc.	640	38,189
Mattel, Inc. (a)	399	7,346
Matterport, Inc. (a)	5,288	14,436
Maxar Technologies, Inc.	3,171	161,911
MaxCyte, Inc. (a)	3,570	17,672
Maxeon Solar Technologies Ltd. (a)	2,487	66,005
MaxLinear, Inc. (a)	339	11,936
MBIA, Inc. (a)	916	8,482
McCormick & Co., Inc.	12,175	1,013,082
McDonald's Corp.	6,294	1,759,865
McKesson Corp.	3,330	1,185,647
MediaAlpha, Inc. Class A (a)	1,833	27,458
Medifast, Inc.	480	49,762
Medtronic PLC	21,696	1,749,132
Merchants Bancorp	1,634	42,549
Merck & Co., Inc.	25,182	2,679,113

See accompanying notes to financial statements.
144

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MeridianLink, Inc. (a)	177	$ 3,062
Mersana Therapeutics, Inc. (a)	8,742	35,930
Meta Materials, Inc. (a)(b)	1,759	717
Meta Platforms, Inc. Class A (a)	21,099	4,471,722
MetLife, Inc.	18,709	1,083,999
MGP Ingredients, Inc. (b)	77	7,447
Micron Technology, Inc.	5,341	322,276
Microsoft Corp.	64,519	18,600,828
MicroStrategy, Inc. Class A (a)(b)	100	29,232
Microvast Holdings, Inc. (a)	2,092	2,594
MicroVision, Inc. (a)(b)	1,908	5,094
MidWestOne Financial Group, Inc.	280	6,838
MiMedx Group, Inc. (a)	1,190	4,058
Mitek Systems, Inc. (a)	4,360	41,812
Model N, Inc. (a)	309	10,342
Moderna, Inc. (a)	2,825	433,864
Modine Manufacturing Co. (a)	2,580	59,469
Monarch Casino & Resort, Inc.	775	57,466
Mondelez International, Inc. Class A	6,294	438,818
MoneyGram International, Inc. (a)	940	9,795
MongoDB, Inc. (a)	483	112,597
Montauk Renewables, Inc. (a)(b)	2,848	22,414
Monte Rosa Therapeutics, Inc. (a)	974	7,587
Montrose Environmental Group, Inc. (a)(b)	840	29,963
Morgan Stanley	18,241	1,601,560
Mosaic Co.	5,783	265,324
MP Materials Corp. (a)	101	2,847
MRC Global, Inc. (a)	5,581	54,247
Multiplan Corp. (a)(b)	3,102	3,288
N-able, Inc. (a)	577	7,616
NanoString Technologies, Inc. (a)	1,078	10,672
Natera, Inc. (a)	145	8,050
National Beverage Corp. (a)	339	17,872
National Vision Holdings, Inc. (a)	460	8,666
Navitas Semiconductor Corp. (a)(b)	916	6,696
nCino, Inc. (a)	254	6,294
Neogen Corp. (a)	1,019	18,872
NeoGenomics, Inc. (a)	2,358	41,053
Nestle SA	24,683	3,011,512
NetApp, Inc.	6,294	401,872
Netflix, Inc. (a)	3,390	1,171,177
Newmont Corp.	6,294	308,532
News Corp. Class A	3,290	56,818
NexPoint Residential Trust, Inc. REIT	11,735	512,467
NextDecade Corp. (a)(b)	2,077	10,323
Security Description	Shares	Value
Nextdoor Holdings, Inc. (a)(b)	3,247	$ 6,981
NextEra Energy, Inc.	25,280	1,948,582
NexTier Oilfield Solutions, Inc. (a)(b)	7,603	60,444
NIKE, Inc. Class B	18,499	2,268,717
nLight, Inc. (a)	333	3,390
NMI Holdings, Inc. Class A (a)	246	5,493
Norfolk Southern Corp.	4,930	1,045,160
Northrop Grumman Corp.	2,555	1,179,695
Norwegian Cruise Line Holdings Ltd. (a)	1,265	17,014
NOV, Inc.	2,785	51,550
Novavax, Inc. (a)(b)	2,566	17,782
Novocure Ltd. (a)(b)	1,037	62,365
NOW, Inc. (a)	725	8,084
Nucor Corp.	815	125,893
Nurix Therapeutics, Inc. (a)	1,230	10,922
Nutex Health, Inc. (a)	9,600	9,696
nVent Electric PLC	469	20,139
NVIDIA Corp.	21,116	5,865,391
Oak Street Health, Inc. (a)(b)	1,555	60,147
Occidental Petroleum Corp.	7,496	467,975
Oceaneering International, Inc. (a)	4,681	82,526
Okta, Inc. (a)	519	44,759
Olo, Inc. Class A (a)	1,025	8,364
ON Semiconductor Corp. (a)	1,529	125,867
ON24, Inc. (a)	272	2,383
OneSpan, Inc. (a)	1,662	29,085
Open Lending Corp. Class A (a)	1,279	9,004
Opendoor Technologies, Inc. (a)(b)	12,680	22,317
Oracle Corp.	19,391	1,801,812
OraSure Technologies, Inc. (a)	714	4,320
O'Reilly Automotive, Inc. (a)	1,489	1,264,131
Organogenesis Holdings, Inc. (a)	815	1,736
Organon & Co.	2,241	52,708
Origin Materials, Inc. (a)(b)	952	4,065
Ormat Technologies, Inc.	1,200	101,724
Oscar Health, Inc. Class A (a)	1,424	9,313
Otis Worldwide Corp.	3,152	266,029
Outset Medical, Inc. (a)	645	11,868
Overstock.com, Inc. (a)	1,178	23,878
Ovintiv, Inc.	101	3,644
Owens & Minor, Inc. (a)	3,527	51,318
Pacific Biosciences of California, Inc. (a)(b)	2,744	31,776
Palantir Technologies, Inc. Class A (a)	9,010	76,135
Palo Alto Networks, Inc. (a)	971	193,948
Palomar Holdings, Inc. (a)	1,104	60,941
Par Pacific Holdings, Inc. (a)	337	9,840
PAR Technology Corp. (a)(b)	101	3,430
Paragon 28, Inc. (a)	508	8,672
Paramount Global Class B	12,247	273,231

See accompanying notes to financial statements.
145

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Parker-Hannifin Corp.	5,063	$ 1,701,725
Pathward Financial, Inc.	855	35,474
Paymentus Holdings, Inc. Class A (a)	1,799	15,939
Payoneer Global, Inc. (a)	3,368	21,151
PayPal Holdings, Inc. (a)	13,412	1,018,507
PBF Energy, Inc. Class A	2,435	105,582
Peabody Energy Corp. (a)	1,757	44,979
Peapack-Gladstone Financial Corp.	1,100	32,582
Peloton Interactive, Inc. Class A (a)	2,372	26,898
Penn Entertainment, Inc. (a)(b)(e)	713	21,148
Penn Entertainment, Inc. (a)(e)	76	2,254
Pennant Group, Inc. (a)	1,767	25,233
PennyMac Financial Services, Inc.	246	14,664
Pentair PLC	469	25,922
Penumbra, Inc. (a)	180	50,164
PepsiCo, Inc.	12,954	2,361,514
PetMed Express, Inc. (b)	816	13,252
Pfizer, Inc.	54,250	2,213,400
PG&E Corp. (a)	1,291	20,875
Phathom Pharmaceuticals, Inc. (a)(b)	2,058	14,694
Philip Morris International, Inc.	12,609	1,226,225
Phillips 66	3,125	316,813
Phreesia, Inc. (a)	2,868	92,608
Piedmont Lithium, Inc. (a)(b)	462	27,743
Pinterest, Inc. Class A (a)	3,791	103,381
Pioneer Natural Resources Co.	4,264	870,879
Planet Labs PBC (a)(b)	7,115	27,962
Playstudios, Inc. (a)	4,925	18,173
Plug Power, Inc. (a)(b)	4,279	50,150
PMV Pharmaceuticals, Inc. (a)	508	2,423
PNC Financial Services Group, Inc.	6,294	799,967
Point Biopharma Global, Inc. (a)	1,194	8,680
PotlatchDeltic Corp. REIT	1,124	55,638
PPL Corp.	18,955	526,759
Precigen, Inc. (a)	24,392	25,856
Premier Financial Corp.	246	5,100
Privia Health Group, Inc. (a)	238	6,571
PROCEPT BioRobotics Corp. (a)	399	11,332
Procter & Gamble Co.	13,669	2,032,444
Progenics Pharmaceuticals, Inc. CVR (a)	5,004	214
ProKidney Corp. (a)(b)	1,100	12,452
Prologis, Inc. REIT	15,824	1,974,360
PROS Holdings, Inc. (a)	577	15,810
Proterra, Inc. (a)(b)	2,194	3,335
Provention Bio, Inc. (a)	1,737	41,862
Prudential Financial, Inc.	9,466	783,217
PTC Therapeutics, Inc. (a)	1,570	76,051
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	12,609	$ 787,432
Public Storage REIT	5,314	1,605,572
PubMatic, Inc. Class A (a)(b)	696	9,619
Pulmonx Corp. (a)	1,578	17,642
PureCycle Technologies, Inc. (a)(b)	3,856	26,992
Purple Innovation, Inc. (a)(b)	4,772	12,598
QUALCOMM, Inc.	12,742	1,625,624
Quanterix Corp. (a)	805	9,072
QuidelOrtho Corp. (a)	101	8,998
QuinStreet, Inc. (a)	1,107	17,568
Qurate Retail, Inc. Class A (a)	11,504	11,364
Radius Health, Inc. (a)	3,672	294
RadNet, Inc. (a)	1,020	25,531
Ramaco Resources, Inc. (b)	1,424	12,545
Range Resources Corp.	476	12,600
Ranpak Holdings Corp. (a)	4,760	24,847
RAPT Therapeutics, Inc. (a)	1,823	33,452
Raytheon Technologies Corp.	21,184	2,074,549
Reata Pharmaceuticals, Inc. Class A (a)	254	23,094
REC Silicon ASA (a)(b)	21,899	36,310
Recursion Pharmaceuticals, Inc. Class A (a)	3,832	25,559
Redfin Corp. (a)(b)	5,802	52,566
Regeneron Pharmaceuticals, Inc. (a)	238	195,557
REGENXBIO, Inc. (a)	224	4,236
Remitly Global, Inc. (a)	2,379	40,324
Repay Holdings Corp. (a)	1,190	7,818
Repligen Corp. (a)	100	16,836
Resideo Technologies, Inc. (a)	1,224	22,375
Retail Opportunity Investments Corp. REIT	52,064	726,813
Revance Therapeutics, Inc. (a)	3,617	116,504
Rhythm Pharmaceuticals, Inc. (a)	1,956	34,895
Rimini Street, Inc. (a)	9,044	37,261
RingCentral, Inc. Class A (a)	518	15,887
Riot Platforms, Inc. (a)(b)	3,721	37,173
Rivian Automotive, Inc. Class A (a)(b)	2,642	40,898
RLJ Lodging Trust REIT	3,040	32,224
ROBLOX Corp. Class A (a)	2,333	104,938
Roche Holding AG	6,178	1,764,708
Rocket Pharmaceuticals, Inc. (a)	1,654	28,333
Roivant Sciences Ltd. (a)	3,102	22,893
Roku, Inc. (a)	857	56,408
Ross Stores, Inc.	9,586	1,017,362
Rover Group, Inc. (a)	1,190	5,391
Royal Caribbean Cruises Ltd. (a)	1,165	76,075
RPT Realty REIT	1,660	15,787
Ruth's Hospitality Group, Inc.	6,499	106,714
S&P Global, Inc.	101	34,822

See accompanying notes to financial statements.
146

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sabre Corp. (a)(b)	1,503	$ 6,448
Salesforce, Inc. (a)	12,244	2,446,106
Samsara, Inc. Class A (a)(b)	2,077	40,958
Sana Biotechnology, Inc. (a)(b)	1,428	4,670
Sangamo Therapeutics, Inc. (a)	4,204	7,399
Sanofi	9,082	989,082
Sarepta Therapeutics, Inc. (a)	480	66,158
Schlumberger NV	12,837	630,297
Schneider Electric SE	6,455	1,077,763
Scholar Rock Holding Corp. (a)(b)	4,230	33,840
Schrodinger, Inc. (a)	1,188	31,280
Seagate Technology Holdings PLC	5,019	331,856
Seer, Inc. (a)	2,840	10,962
Select Energy Services, Inc. Class A	15,521	108,026
SEMrush Holdings, Inc. Class A (a)	4,402	44,240
Senseonics Holdings, Inc. (a)(b)	23,230	16,493
Seres Therapeutics, Inc. (a)	3,050	17,294
Seritage Growth Properties Class A, REIT (a)	51	401
Service Properties Trust REIT	2,020	20,119
ServiceNow, Inc. (a)	1,204	559,523
Shenandoah Telecommunications Co.	280	5,326
Sherwin-Williams Co.	101	22,702
Shift4 Payments, Inc. Class A (a)(b)	360	27,288
Shoals Technologies Group, Inc. Class A (a)	1,222	27,849
Shockwave Medical, Inc. (a)	246	53,340
ShotSpotter, Inc. (a)	2,005	78,837
SI-BONE, Inc. (a)	970	19,080
SIGA Technologies, Inc. (b)	2,551	14,668
Silk Road Medical, Inc. (a)	909	35,569
Simon Property Group, Inc. REIT	6,294	704,739
Simulations Plus, Inc.	1,013	44,511
Sinch AB (a)(b)(c)	3,406	9,158
SiteOne Landscape Supply, Inc. (a)(b)	100	13,687
SiTime Corp. (a)	101	14,365
Skyline Champion Corp. (a)	1,491	112,168
Sleep Number Corp. (a)	180	5,474
SM Energy Co.	238	6,702
Smartsheet, Inc. Class A (a)	238	11,376
Smith & Wesson Brands, Inc.	577	7,103
Snap One Holdings Corp. (a)(b)	653	6,106
Snap, Inc. Class A (a)	8,182	91,720
Snowflake, Inc. Class A (a)	1,531	236,218
SolarEdge Technologies, Inc. (a)	281	85,410
Security Description	Shares	Value
Solid Power, Inc. (a)	764	$ 2,300
SomaLogic, Inc. (a)(b)	1,424	3,631
Sotera Health Co. (a)	640	11,462
Southern Co.	6,294	437,937
Splunk, Inc. (a)	145	13,903
Sprinklr, Inc. Class A (a)	815	10,562
Sprout Social, Inc. Class A (a)	936	56,984
Squarespace, Inc. Class A (a)	399	12,676
STAAR Surgical Co. (a)	426	27,243
Star Group LP	2,500	32,425
Starbucks Corp.	19,625	2,043,551
State Street Corp. (g)	6,294	476,393
Stellantis NV	10,791	196,211
Stem, Inc. (a)(b)	2,096	11,884
Stoke Therapeutics, Inc. (a)(b)	476	3,965
Summit Hotel Properties, Inc. REIT	3,220	22,540
Sumo Logic, Inc. (a)	1,932	23,145
Sun Country Airlines Holdings, Inc. (a)	360	7,380
Sunnova Energy International, Inc. (a)(b)	2,238	34,958
SunPower Corp. (a)(b)	920	12,733
Sunrun, Inc. (a)	1,170	23,576
Surgery Partners, Inc. (a)	280	9,652
Surmodics, Inc. (a)	101	2,301
Swiss Re AG	5,950	611,185
Synchrony Financial	7,018	204,083
Syndax Pharmaceuticals, Inc. (a)	1,170	24,710
Sysco Corp.	12,609	973,793
Take-Two Interactive Software, Inc. (a)	145	17,299
Tandem Diabetes Care, Inc. (a)	568	23,066
Tango Therapeutics, Inc. (a)	2,231	8,812
Tapestry, Inc.	6,032	260,040
Target Corp.	6,294	1,042,475
Target Hospitality Corp. (a)	238	3,127
TE Connectivity Ltd.	12,246	1,606,063
TechTarget, Inc. (a)	5,246	189,486
Teladoc Health, Inc. (a)(b)	380	9,842
Tellurian, Inc. (a)(b)	6,977	8,582
Telos Corp. (a)	2,937	7,431
Tesla, Inc. (a)	24,148	5,009,744
Texas Instruments, Inc.	15,226	2,832,188
TG Therapeutics, Inc. (a)	3,969	59,694
Thermo Fisher Scientific, Inc.	5,697	3,283,580
Thermon Group Holdings, Inc. (a)	1,560	38,875
Titan Machinery, Inc. (a)	1,020	31,059
TJX Cos., Inc.	22,560	1,767,802
T-Mobile U.S., Inc. (a)	2,194	317,779
Toast, Inc. Class A (a)	1,073	19,046
TPI Composites, Inc. (a)	2,126	27,744
Trade Desk, Inc. Class A (a)	3,441	209,591
Traeger, Inc. (a)	1,424	5,853
Trane Technologies PLC	9,546	1,756,273

See accompanying notes to financial statements.
147

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
TransMedics Group, Inc. (a)	2,005	$ 151,839
Transocean Ltd. (a)(b)	2,119	13,477
Travelers Cos., Inc.	6,294	1,078,855
Treace Medical Concepts, Inc. (a)	875	22,041
Triumph Financial, Inc. (a)	345	20,031
Triumph Group, Inc. (a)	3,617	41,921
Turning Point Brands, Inc.	101	2,121
Twilio, Inc. Class A (a)	812	54,104
Twist Bioscience Corp. (a)	1,679	25,319
Tyson Foods, Inc. Class A	9,710	575,997
U.S. Bancorp	19,142	690,069
U.S. Lime & Minerals, Inc.	100	15,269
Uber Technologies, Inc. (a)	7,130	226,021
Ultra Clean Holdings, Inc. (a)	339	11,241
UMH Properties, Inc. REIT	36,156	534,747
Union Pacific Corp.	8,386	1,687,766
Unisys Corp. (a)	2,419	9,386
United Parcel Service, Inc. Class B	6,294	1,220,973
UnitedHealth Group, Inc.	9,816	4,638,943
Unity Software, Inc. (a)	1,904	61,766
Universal Corp.	224	11,847
Universal Logistics Holdings, Inc.	1,300	37,895
Upstart Holdings, Inc. (a)(b)	1,189	18,893
Upwork, Inc. (a)	1,053	11,920
Uranium Energy Corp. (a)(b)	3,435	9,893
Urstadt Biddle Properties, Inc. Class A, REIT	1,531	26,900
Valero Energy Corp.	6,999	977,060
Vanda Pharmaceuticals, Inc. (a)	536	3,639
Vaxcyte, Inc. (a)	180	6,746
Vector Group Ltd.	37,289	447,841
Veracyte, Inc. (a)	234	5,218
Veris Residential, Inc. REIT (a)	280	4,099
Veritiv Corp.	180	24,325
Verizon Communications, Inc.	21,571	838,896
Vertex, Inc. Class A (a)	2,368	48,994
Vertiv Holdings Co.	4,252	60,846
Veru, Inc. (a)(b)	4,385	5,087
Verve Therapeutics, Inc. (a)	994	14,333
Viad Corp. (a)	702	14,630
Viatris, Inc.	7,954	76,517
Vicor Corp. (a)	605	28,399
Victoria's Secret & Co. (a)	623	21,275
ViewRay, Inc. (a)	5,431	18,791
Vimeo, Inc. (a)	1,293	4,952
Vir Biotechnology, Inc. (a)	710	16,522
Virgin Galactic Holdings, Inc. (a)	2,344	9,493
Viridian Therapeutics, Inc. (a)	1,424	36,227
Visa, Inc. Class A	17,610	3,970,351
Vista Outdoor, Inc. (a)	1,607	44,530
Vital Energy, Inc. (a)	435	19,810
Vital Farms, Inc. (a)	157	2,402
Security Description	Shares	Value
VMware, Inc. Class A (a)	563	$ 70,291
Vobile Group Ltd. (a)	30,550	12,843
Vontier Corp.	2,452	67,038
Vuzix Corp. (a)	7,114	29,452
Walgreens Boots Alliance, Inc.	12,609	436,019
Walmart, Inc.	12,954	1,910,067
Walt Disney Co. (a)	20,614	2,064,080
Warby Parker, Inc. Class A (a)	360	3,812
Warner Bros Discovery, Inc. (a)	18,115	273,537
Waste Management, Inc.	11,230	1,832,399
Wayfair, Inc. Class A (a)	380	13,049
Wells Fargo & Co.	45,229	1,690,660
Western Digital Corp. (a)	7,860	296,086
WeWork, Inc. Class A (a)(b)	11,353	8,825
Williams Cos., Inc.	11,477	342,703
Wolfspeed, Inc. (a)(b)	339	22,018
Workhorse Group, Inc. (a)(b)	32,020	42,587
Xenia Hotels & Resorts, Inc. REIT	640	8,378
XPO, Inc. (a)	460	14,674
Xponential Fitness, Inc. Class A (a)(b)	280	8,509
YETI Holdings, Inc. (a)	1,380	55,200
Yext, Inc. (a)	1,904	18,297
Yum! Brands, Inc.	6,294	831,312
Zentalis Pharmaceuticals, Inc. (a)(b)	254	4,369
Zeta Global Holdings Corp. Class A (a)	2,703	29,273
Zillow Group, Inc. Class C (a)	1,038	46,160
Zoetis, Inc.	725	120,669
Zoom Video Communications, Inc. Class A (a)	1,879	138,745
ZoomInfo Technologies, Inc. (a)	1,666	41,167
Zscaler, Inc. (a)	808	94,399
		364,609,928
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd. (b)	5,167	118,623
TOTAL COMMON STOCKS (Cost $610,759,476)		594,541,254

PREFERRED STOCKS — 0.0% (f)
GERMANY — 0.0% (f)
Dr. Ing. h.c. F. Porsche AG, (a)	994	127,432
UNITED STATES — 0.0% (f)
AMC Entertainment Holdings, Inc., (a)	4,866	7,153
TOTAL PREFERRED STOCKS (Cost $157,248)		134,585

See accompanying notes to financial statements.
148

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
PointsBet Holdings Ltd. (expiring 07/08/24) (a)(b)	438	$ —
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (h)(i)	749,938	750,013
State Street Navigator Securities Lending Portfolio II (g)(j)	22,071,195	22,071,195
TOTAL SHORT-TERM INVESTMENTS (Cost $22,821,270)		22,821,208
TOTAL INVESTMENTS — 103.2% (Cost $633,737,994)		617,497,047
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(19,428,610)
NET ASSETS — 100.0%		$ 598,068,437
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $27,229, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2023.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	8	06/16/2023	$1,591,568	$1,655,100	$ 63,532
MSCI EAFE Index (long)	9	06/16/2023	917,024	943,425	26,401
E-mini MSCI Emerging Markets Index (long)	8	06/16/2023	386,702	398,200	11,498
E-mini Russell 2000 Index (long)	4	06/16/2023	361,829	362,700	871
					$102,302

During the period ended March 31, 2023, average notional value related to futures contracts was $479,918.
See accompanying notes to financial statements.
149

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$593,044,871	$1,469,154	$27,229	$594,541,254
Preferred Stocks	134,585	—	—	134,585
Warrants	—	—	—	0
Short-Term Investments	22,821,208	—	—	22,821,208
TOTAL INVESTMENTS	$616,000,664	$1,469,154	$27,229	$617,497,047
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 101,431	$ —	$ —	$ 101,431
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$616,102,095	$1,469,154	$27,229	$617,598,478
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	871	—	—	871
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 871	$ —	$ —	$ 871
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2023

% of Net Assets
Information Technology	19.6%
Financials	14.6
Industrials	12.3
Health Care	12.0
Consumer Discretionary	11.2
Consumer Staples	7.2
Communication Services	7.1
Energy	5.1
Materials	4.8
Real Estate	2.9
Utilities	2.6
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	5,358	$ 325,820	$ 127,173	$ 39,895	$5,265	$58,030	6,294	$ 476,393	$ 7,472
State Street Institutional Liquid Reserves Fund, Premier Class	147,121	147,150	12,941,706	12,337,895	(882)	(66)	749,938	750,013	19,592
State Street Navigator Securities Lending Portfolio II	15,231,942	15,231,942	50,478,559	43,639,306	—	—	22,071,195	22,071,195	100,314
Total		$15,704,912	$63,547,438	$56,017,096	$4,383	$57,964		$23,297,601	$127,378
See accompanying notes to financial statements.
150

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.2%
AECC Aviation Power Co. Ltd. Class A	161,500	$ 1,014,769
AviChina Industry & Technology Co. Ltd. Class H	1,477,000	775,195
AVICOPTER PLC Class A	76,000	468,242
Gaona Aero Material Co. Ltd. Class A	35,800	196,221
Kuang-Chi Technologies Co. Ltd. Class A	78,900	190,262
		2,644,689
AIR FREIGHT & LOGISTICS — 0.8%
JD Logistics, Inc. (a) (b)	868,700	1,560,350
Milkyway Chemical Supply Chain Service Co. Ltd. Class A	9,000	143,781
SF Holding Co. Ltd. Class A	224,500	1,810,436
Sinotrans Ltd. Class H	1,093,000	338,345
STO Express Co. Ltd. Class A (b)	30,271	49,017
YTO Express Group Co. Ltd. Class A	243,000	648,255
Yunda Holding Co. Ltd. Class A	133,358	229,730
ZTO Express Cayman, Inc. ADR	208,581	5,977,932
		10,757,846
AUTOMOBILE COMPONENTS — 0.5%
Bethel Automotive Safety Systems Co. Ltd. Class A	17,100	177,342
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	5,800	101,265
China First Capital Group Ltd. (b)	431,600	4,344
Fuyao Glass Industry Group Co. Ltd. Class A	165,700	838,719
Fuyao Glass Industry Group Co. Ltd. Class H (a)	255,600	1,113,577
Huayu Automotive Systems Co. Ltd. Class A	167,100	407,330
Huizhou Desay Sv Automotive Co. Ltd. Class A	21,700	350,591
Kandi Technologies Group, Inc. (b)	24,853	68,594
Minth Group Ltd.	388,000	1,171,421
Ningbo Tuopu Group Co. Ltd. Class A	51,000	476,187
Ningbo Xusheng Group Co. Ltd. Class A	43,600	247,164
Sailun Group Co. Ltd. Class A	145,800	229,083
Shandong Linglong Tyre Co. Ltd. Class A	161,100	458,389
Shenzhen Kedali Industry Co. Ltd. Class A	17,000	320,057
Security Description	Shares	Value
Tianneng Power International Ltd. (c)	508,000	$ 601,191
Wencan Group Co. Ltd. Class A	20,000	147,831
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	50,900	195,749
		6,908,834
AUTOMOBILES — 3.5%
AIMA Technology Group Co. Ltd. Class A	34,000	353,155
BAIC Motor Corp. Ltd. Class H (a)	135,900	37,741
BYD Co. Ltd. Class A	106,000	3,951,789
BYD Co. Ltd. Class H	392,000	11,475,436
Chongqing Changan Automobile Co. Ltd. Class A	584,052	1,013,775
Dongfeng Motor Group Co. Ltd. Class H	1,477,300	692,548
Geely Automobile Holdings Ltd.	2,631,000	3,385,130
Great Wall Motor Co. Ltd. Class H (c)	1,926,500	2,378,077
Guangzhou Automobile Group Co. Ltd. Class A	124,500	201,961
Guangzhou Automobile Group Co. Ltd. Class H	1,955,691	1,233,214
Li Auto, Inc. ADR (b)	5,409	134,954
Li Auto, Inc. Class A (b)	548,800	6,851,305
NIO, Inc. ADR (b)	715,117	7,515,880
Niu Technologies ADR (b) (c)	17,992	74,487
Qingling Motors Co. Ltd. Class H	3,552,000	389,139
SAIC Motor Corp. Ltd. Class A	517,279	1,081,666
XPeng, Inc. Class A ADR (b)	5,169	57,428
XPeng, Inc. Class A (b) (c)	505,600	2,817,852
Yadea Group Holdings Ltd. (a)	436,000	1,124,720
		44,770,257
BANKS — 9.2%
Agricultural Bank of China Ltd. Class A	5,312,500	2,405,876
Agricultural Bank of China Ltd. Class H	16,115,000	5,973,879
Bank of Beijing Co. Ltd. Class A	659,500	422,553
Bank of Chengdu Co. Ltd. Class A	296,200	584,869
Bank of China Ltd. Class A	1,943,900	956,764
Bank of China Ltd. Class H	39,435,700	15,121,301
Bank of Chongqing Co. Ltd. Class H	673,000	366,937
Bank of Communications Co. Ltd. Class A	1,010,500	751,919
Bank of Communications Co. Ltd. Class H	11,064,824	6,963,131
Bank of Hangzhou Co. Ltd. Class A	410,100	693,324
Bank of Jiangsu Co. Ltd. Class A	728,500	744,699

See accompanying notes to financial statements.
151

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Bank of Nanjing Co. Ltd. Class A	451,900	$ 589,609
Bank of Ningbo Co. Ltd. Class A	317,010	1,260,691
Bank of Shanghai Co. Ltd. Class A	645,000	562,601
Bank of Zhengzhou Co. Ltd. Class A (b)	947,519	313,204
China Bohai Bank Co. Ltd. Class H (a)	1,315,000	224,473
China CITIC Bank Corp. Ltd. Class H	5,251,471	2,642,477
China Construction Bank Corp. Class H	49,051,623	31,805,650
China Everbright Bank Co. Ltd. Class A	1,784,200	782,031
China Everbright Bank Co. Ltd. Class H	916,000	277,719
China Merchants Bank Co. Ltd. Class A	883,300	4,407,946
China Merchants Bank Co. Ltd. Class H	1,619,235	8,271,559
China Minsheng Banking Corp. Ltd. Class A	180,400	90,630
China Minsheng Banking Corp. Ltd. Class H (c)	4,343,259	1,488,336
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,928,000	702,435
Huaxia Bank Co. Ltd. Class A	196,300	153,786
Industrial & Commercial Bank of China Ltd. Class A	3,126,400	2,030,455
Industrial & Commercial Bank of China Ltd. Class H	34,656,789	18,454,306
Industrial Bank Co. Ltd. Class A	917,500	2,256,575
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	497,900	540,148
Ping An Bank Co. Ltd. Class A	887,200	1,618,775
Postal Savings Bank of China Co. Ltd. Class A	1,673,900	1,133,435
Postal Savings Bank of China Co. Ltd. Class H (a) (c)	3,885,000	2,306,269
Shanghai Pudong Development Bank Co. Ltd. Class A	1,010,770	1,058,267
		117,956,629
BEVERAGES — 3.4%
Anhui Gujing Distillery Co. Ltd. Class A	30,600	1,318,946
Anhui Kouzi Distillery Co. Ltd. Class A	39,900	409,034
Beijing Shunxin Agriculture Co. Ltd. Class A	44,200	228,489
Beijing Yanjing Brewery Co. Ltd. Class A	406,900	830,118
China Huiyuan Juice Group Ltd. (b) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	803,667	6,449,853
Security Description	Shares	Value
Chongqing Brewery Co. Ltd. Class A	30,239	$ 550,417
Jiangsu King's Luck Brewery JSC Ltd. Class A	88,800	838,565
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	69,500	1,674,526
JiuGui Liquor Co. Ltd. Class A	10,200	192,094
Kweichow Moutai Co. Ltd. Class A	50,631	13,418,435
Luzhou Laojiao Co. Ltd. Class A	63,900	2,370,813
Nongfu Spring Co. Ltd. Class H (a)	762,000	4,382,741
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	29,220	174,070
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	52,840	2,095,964
Sichuan Swellfun Co. Ltd. Class A	36,700	402,576
Tsingtao Brewery Co. Ltd. Class A	37,000	649,775
Tsingtao Brewery Co. Ltd. Class H	223,000	2,434,551
Wuliangye Yibin Co. Ltd. Class A	161,100	4,621,423
Yantai Changyu Pioneer Wine Co. Ltd. Class A	53,600	254,446
		43,296,836
BIOTECHNOLOGY — 1.8%
3SBio, Inc. (a)	518,000	516,024
Akeso, Inc. Class B (a) (b)	227,000	1,168,262
Alphamab Oncology (a) (b) (c)	126,000	211,553
Ascentage Pharma Group International (a) (b)	37,000	105,345
BeiGene Ltd. ADR (b)	157	33,838
BeiGene Ltd. (b)	410,800	6,771,702
Beijing SL Pharmaceutical Co. Ltd. Class A	117,275	147,036
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	31,658	535,447
BGI Genomics Co. Ltd. Class A	26,499	266,252
Bloomage Biotechnology Corp. Ltd. Class A	11,892	196,373
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	166,500	269,371
Chongqing Zhifei Biological Products Co. Ltd. Class A	84,000	1,002,158
CStone Pharmaceuticals (a) (b) (c)	233,500	105,596
Daan Gene Co. Ltd. Class A	191,540	449,334
Everest Medicines Ltd. (a) (b) (c)	41,000	80,642
Getein Biotech, Inc. Class A	223,228	435,905
Hualan Biological Engineering, Inc. Class A	109,700	348,718
I-Mab ADR (b) (c)	16,730	57,886

See accompanying notes to financial statements.
152

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Imeik Technology Development Co. Ltd. Class A	7,700	$ 626,502
InnoCare Pharma Ltd. (a) (b)	279,000	297,483
Innovent Biologics, Inc. (a) (b)	505,000	2,261,256
Jacobio Pharmaceuticals Group Co. Ltd. (a) (b)	84,300	77,965
JW Cayman Therapeutics Co. Ltd. (a) (b)	130,500	60,679
Keymed Biosciences, Inc. (a) (b)	67,500	498,729
Kintor Pharmaceutical Ltd. (a) (b) (c)	100,500	82,577
Legend Biotech Corp. ADR (b) (c)	35,125	1,693,727
Remegen Co. Ltd. Class H (a) (b) (c)	63,500	338,534
Shanghai Haohai Biological Technology Co. Ltd. Class H (a) (c)	26,700	140,303
Shanghai Junshi Biosciences Co. Ltd. Class A (b)	77,815	544,353
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (b) (c)	20,000	69,809
Shanghai RAAS Blood Products Co. Ltd. Class A	449,700	421,064
Shenzhen Kangtai Biological Products Co. Ltd. Class A	58,360	268,884
Walvax Biotechnology Co. Ltd. Class A	90,500	454,523
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	271,900	645,373
Zai Lab Ltd. ADR (b)	1,111	36,952
Zai Lab Ltd. (b)	387,800	1,286,911
		22,507,066
BROADLINE RETAIL — 11.6%
Alibaba Group Holding Ltd. ADR (b)	18,513	1,891,658
Alibaba Group Holding Ltd. (b)	7,514,900	96,114,747
Baozun, Inc. ADR (b)	279	1,680
Baozun, Inc. Class A (b)	60,600	111,474
JD.com, Inc. ADR	9,287	407,606
JD.com, Inc. Class A	1,145,482	25,098,619
MINISO Group Holding Ltd. ADR	52,944	939,227
PDD Holdings, Inc. ADR (b)	269,929	20,487,611
Vipshop Holdings Ltd. ADR (b)	197,802	3,002,634
		148,055,256
BUILDING PRODUCTS — 0.4%
Beijing New Building Materials PLC Class A	140,900	550,690
China Lesso Group Holdings Ltd.	575,000	514,207
Guangdong Kinlong Hardware Products Co. Ltd. Class A	10,300	120,604
Triumph New Energy Co. Ltd. Class A (b)	79,400	239,566
Security Description	Shares	Value
Xinyi Glass Holdings Ltd.	1,402,000	$ 2,511,114
Zhejiang Weixing New Building Materials Co. Ltd. Class A	153,475	543,296
Zhuzhou Kibing Group Co. Ltd. Class A	126,900	192,735
		4,672,212
CAPITAL MARKETS — 2.0%
Caitong Securities Co. Ltd. Class A	440,470	481,693
Central China Securities Co. Ltd. Class H (c)	599,000	88,515
Changjiang Securities Co. Ltd. Class A	521,100	422,659
China Cinda Asset Management Co. Ltd. Class H	3,920,200	494,398
China Everbright Ltd.	614,000	440,362
China Galaxy Securities Co. Ltd. Class H	2,461,500	1,238,597
China International Capital Corp. Ltd. Class A	71,600	405,372
China International Capital Corp. Ltd. Class H (a)	354,400	710,610
China Merchants Securities Co. Ltd. Class A	509,492	1,023,094
CITIC Securities Co. Ltd. Class A	400,125	1,193,272
CITIC Securities Co. Ltd. Class H	871,850	1,861,439
CSC Financial Co. Ltd. Class A	155,304	579,622
Dongxing Securities Co. Ltd. Class A	332,800	407,077
East Money Information Co. Ltd. Class A	524,032	1,528,455
Everbright Securities Co. Ltd. Class A	285,600	633,807
GF Securities Co. Ltd. Class A	266,200	611,299
GF Securities Co. Ltd. Class H	619,200	877,140
Guosen Securities Co. Ltd. Class A	315,500	430,480
Guotai Junan International Holdings Ltd.	2,158,000	175,940
Guotai Junan Securities Co. Ltd. Class A	507,900	1,062,054
Guoyuan Securities Co. Ltd. Class A	527,240	519,002
Haitong Securities Co. Ltd. Class A	266,600	342,019
Haitong Securities Co. Ltd. Class H	2,157,400	1,346,666
Huatai Securities Co. Ltd. Class A	359,100	667,760
Huatai Securities Co. Ltd. Class H (a)	976,800	1,116,172
Huaxi Securities Co. Ltd. Class A	373,100	447,135
Industrial Securities Co. Ltd. Class A	579,500	516,439

See accompanying notes to financial statements.
153

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Noah Holdings Ltd. ADR (b) (c)	27,522	$ 455,489
Orient Securities Co. Ltd. Class A	512,708	730,915
Shaanxi International Trust Co. Ltd. Class A	1,877,730	872,244
Shanxi Securities Co. Ltd. Class A	635,090	537,311
Shenwan Hongyuan Group Co. Ltd. Class A	1,188,110	721,451
SooChow Securities Co. Ltd. Class A	531,452	534,757
Southwest Securities Co. Ltd. Class A	802,600	454,635
Up Fintech Holding Ltd. ADR (b) (c)	31,692	105,534
Western Securities Co. Ltd. Class A	408,100	378,547
Zheshang Securities Co. Ltd. Class A	408,300	598,719
		25,010,680
CHEMICALS — 1.9%
ADAMA Ltd. Class A	391,400	519,792
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (b)	51,200	203,762
Canmax Technologies Co. Ltd. Class A	29,300	218,407
Chengxin Lithium Group Co. Ltd. Class A	42,700	214,703
China BlueChemical Ltd. Class H	986,000	254,980
China Lumena New Materials Corp. (b) (c) (d)	89,113	—
CNGR Advanced Material Co. Ltd. Class A	23,815	248,474
COFCO Biotechnology Co. Ltd. Class L	527,000	650,759
Do-Fluoride New Materials Co. Ltd. Class A	52,400	253,404
Dongyue Group Ltd.	611,000	630,463
Fufeng Group Ltd.	586,000	338,165
Ganfeng Lithium Group Co. Ltd. Class A	160,400	1,552,544
Ganfeng Lithium Group Co. Ltd. Class H (a)	83,560	519,459
Guangzhou Tinci Materials Technology Co. Ltd. Class A	81,780	499,685
Hangzhou Oxygen Plant Group Co. Ltd. Class A	47,700	231,162
Hengli Petrochemical Co. Ltd. Class A	267,500	631,034
Hengyi Petrochemical Co. Ltd. Class A	380,291	449,662
Hoshine Silicon Industry Co. Ltd. Class A	26,300	317,907
Huabao International Holdings Ltd. (c)	372,000	173,917
Security Description	Shares	Value
Huapont Life Sciences Co. Ltd. Class A	639,100	$ 523,021
Hubei Feilihua Quartz Glass Co. Ltd. Class A	29,100	186,025
Hubei Xingfa Chemicals Group Co. Ltd. Class A	66,400	294,421
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	670,300	441,186
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	227,500	286,226
Jiangsu Cnano Technology Co. Ltd. Class A	13,285	131,006
Jiangsu Eastern Shenghong Co. Ltd. Class A	264,300	524,189
Jiangsu Yoke Technology Co. Ltd. Class A	62,300	472,650
KBC Corp. Ltd. Class A	5,122	139,959
LB Group Co. Ltd. Class A	226,700	668,153
Levima Advanced Materials Corp. Class A	42,900	178,164
Ningbo Shanshan Co. Ltd. Class A	84,500	212,010
Ningxia Baofeng Energy Group Co. Ltd. Class A	276,200	593,239
Qinghai Salt Lake Industry Co. Ltd. Class A (b)	191,100	622,224
Rongsheng Petrochemical Co. Ltd. Class A	486,600	1,072,075
Satellite Chemical Co. Ltd. Class A	161,736	376,826
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	173,364	889,881
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	13,800	137,632
Shanghai Putailai New Energy Technology Co. Ltd. Class A	62,480	454,091
Shenzhen Capchem Technology Co. Ltd. Class A	19,300	137,120
Shenzhen Dynanonic Co. Ltd. Class A	7,600	209,630
Shenzhen Senior Technology Material Co. Ltd. Class A	63,779	178,689
Sichuan Development Lomon Co. Ltd. Class A (b)	122,400	184,653
Sichuan Lutianhua Co. Ltd. Class A (b)	207,300	142,782
Sichuan Yahua Industrial Group Co. Ltd. Class A	61,100	188,355
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,321,999	405,243
Skshu Paint Co. Ltd. Class A (b)	12,040	204,094
Tianqi Lithium Corp. Class A (b)	57,500	632,330
Tongkun Group Co. Ltd. Class A	280,500	586,545
Transfar Zhilian Co. Ltd. Class A	433,800	384,699

See accompanying notes to financial statements.
154

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Wanhua Chemical Group Co. Ltd. Class A	150,400	$ 2,099,858
Weihai Guangwei Composites Co. Ltd. Class A	20,200	150,192
Yunnan Energy New Material Co. Ltd. Class A	39,907	661,427
Yunnan Yuntianhua Co. Ltd. Class A (b)	69,000	213,211
Zangge Mining Co. Ltd. Class A	55,200	194,200
Zhejiang Juhua Co. Ltd. Class A	247,500	637,194
Zhejiang Yongtai Technology Co. Ltd. Class A	49,400	150,488
Zibo Qixiang Tengda Chemical Co. Ltd. Class A (b)	485,560	506,963
		23,978,930
COMMERCIAL SERVICES & SUPPLIES — 0.2%
China Conch Environment Protection Holdings Ltd. (b)	978,000	305,238
China Everbright Environment Group Ltd.	2,028,925	871,022
Shanghai M&G Stationery, Inc. Class A	89,680	641,196
Zhejiang Weiming Environment Protection Co. Ltd. Class A	67,400	179,019
		1,996,475
COMMUNICATIONS EQUIPMENT — 0.5%
Addsino Co. Ltd. Class A	291,200	477,043
Beijing BDStar Navigation Co. Ltd. Class A	23,200	107,802
BYD Electronic International Co. Ltd.	408,000	1,268,186
C Fiber Optic (b) (d)	1,131,600	—
Comba Telecom Systems Holdings Ltd. (c)	1,776,310	334,899
Fiberhome Telecommunication Technologies Co. Ltd. Class A	50,000	142,705
Fujian Star-net Communication Co. Ltd. Class A	126,900	437,580
Guangzhou Haige Communications Group, Inc. Co. Class A	119,800	183,172
Hengtong Optic-electric Co. Ltd. Class A	90,700	199,434
Hytera Communications Corp. Ltd. Class A (b)	18,800	18,452
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	32,200	144,980
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	65,200	393,063
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (a)	67,500	138,956
Yealink Network Technology Corp. Ltd. Class A	36,300	401,783
ZTE Corp. Class A	155,400	736,800
Security Description	Shares	Value
ZTE Corp. Class H	525,597	$ 1,539,976
		6,524,831
CONSTRUCTION & ENGINEERING — 0.8%
China Communications Services Corp. Ltd. Class H	1,431,600	703,951
China Conch Venture Holdings Ltd.	914,000	1,595,144
China Energy Engineering Corp. Ltd. Class A	679,300	238,393
China National Chemical Engineering Co. Ltd. Class A	189,000	255,402
China Railway Group Ltd. Class A	595,600	596,701
China Railway Group Ltd. Class H	2,845,000	1,736,005
China State Construction Engineering Corp. Ltd. Class A	1,877,600	1,585,788
China State Construction International Holdings Ltd.	546,000	617,645
Metallurgical Corp. of China Ltd. Class A	1,253,600	711,930
Metallurgical Corp. of China Ltd. Class H	1,231,000	318,337
Power Construction Corp. of China Ltd. Class A	740,500	768,827
Shanghai Construction Group Co. Ltd. Class A	1,048,200	416,697
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (b)	389,700	297,355
Xinte Energy Co. Ltd. Class H (c)	120,800	310,850
		10,153,025
CONSTRUCTION MATERIALS — 0.6%
Anhui Conch Cement Co. Ltd. Class A	121,800	501,048
Anhui Conch Cement Co. Ltd. Class H	673,000	2,331,938
BBMG Corp. Class H	1,469,000	190,878
China Jushi Co. Ltd. Class A	385,170	819,439
China National Building Material Co. Ltd. Class H	2,446,000	2,006,668
China Resources Cement Holdings Ltd.	1,149,163	563,606
CSG Holding Co. Ltd. Class A	540,317	527,941
Huaxin Cement Co. Ltd. Class A	192,500	435,888
Sichuan Hexie Shuangma Co. Ltd. Class A	130,000	406,433
Tangshan Jidong Cement Co. Ltd. Class A	3,600	4,550
		7,788,389
CONSUMER FINANCE — 0.8%
360 DigiTech, Inc. ADR	45,486	882,429
Alibaba Health Information Technology Ltd. (b)	1,752,000	1,267,697

See accompanying notes to financial statements.
155

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Dada Nexus Ltd. ADR (b)	36,970	$ 313,136
DingDong Cayman Ltd. ADR (b) (c)	56,923	219,723
FinVolution Group ADR	34,923	145,629
JD Health International, Inc. (a) (b)	540,900	4,024,046
Jiajiayue Group Co. Ltd. Class A (b)	129,908	254,432
Laobaixing Pharmacy Chain JSC Class A	82,850	451,571
LexinFintech Holdings Ltd. ADR (b)	89,717	243,133
Lufax Holding Ltd. ADR	313,858	640,270
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	278,654	704,981
Qudian, Inc. ADR (b) (c)	155,384	186,461
Sun Art Retail Group Ltd.	1,528,000	613,151
Yifeng Pharmacy Chain Co. Ltd. Class A	66,734	561,874
		10,508,533
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co. Ltd. (b)	488,000	100,087
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	147,140	596,291
		696,378
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing & Media Co. Ltd. Class H	304,000	238,942
DIVERSIFIED CONSUMER SERVICES — 0.6%
China Education Group Holdings Ltd. (c)	563,000	542,205
China Maple Leaf Educational Systems Ltd. (b) (d)	1,207,497	40,955
China Yuhua Education Corp. Ltd. (a) (b)	602,000	101,229
East Buy Holding Ltd. (a) (b) (c)	149,500	644,663
Fu Shou Yuan International Group Ltd.	1,000,000	810,196
Gaotu Techedu, Inc. ADR (b) (c)	59,952	252,997
New Oriental Education & Technology Group, Inc. (b)	755,000	2,943,076
New Oriental Education & Technology Group, Inc. ADR (b)	1,461	56,409
Offcn Education Technology Co. Ltd. Class A (b)	80,200	57,225
TAL Education Group ADR (b)	241,804	1,549,964
Tianli International Holdings Ltd.	19,000	5,761
Youdao, Inc. ADR (b) (c)	9,260	78,710
Zhejiang Yasha Decoration Co. Ltd. Class A	687,100	482,260
		7,565,650
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
China Tower Corp. Ltd. Class H (a)	24,316,000	$ 2,942,720
CITIC Telecom International Holdings Ltd.	1,403,000	571,927
		3,514,647
ELECTRICAL EQUIPMENT — 1.5%
Beijing Easpring Material Technology Co. Ltd. Class A	22,700	190,134
CBAK Energy Technology, Inc. (b) (c)	131,020	115,298
Contemporary Amperex Technology Co. Ltd. Class A	101,500	6,001,496
Dajin Heavy Industry Co. Ltd. Class A	36,300	186,223
Dongfang Electric Corp. Ltd. Class A	313,800	866,374
Eve Energy Co. Ltd. Class A	96,000	974,357
Fangda Carbon New Material Co. Ltd. Class A (b)	425,360	398,893
Fullshare Holdings Ltd. (b) (c)	5,697,500	80,564
Ginlong Technologies Co. Ltd. Class A (b)	18,950	368,608
GoodWe Technologies Co. Ltd. Class A	5,197	219,048
Gotion High-tech Co. Ltd. Class A	89,100	386,771
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	17,200	142,738
Hongfa Technology Co. Ltd. Class A	48,140	228,457
Jiangsu Zhongtian Technology Co. Ltd. Class A	131,400	327,003
Jiangxi Special Electric Motor Co. Ltd. Class A (b)	78,500	175,923
JL Mag Rare-Earth Co. Ltd. Class A	52,900	218,539
Ming Yang Smart Energy Group Ltd. Class A	93,500	306,479
Nantong Jianghai Capacitor Co. Ltd. Class A	68,200	217,789
NARI Technology Co. Ltd. Class A	320,736	1,266,168
Ningbo Orient Wires & Cables Co. Ltd. Class A	28,300	203,205
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	20,765	206,825
Ningbo Sanxing Medical Electric Co. Ltd. Class A	181,200	335,893
Pylon Technologies Co. Ltd. Class A	6,224	222,503
Shanghai Electric Group Co. Ltd. Class A (b)	717,500	461,804
Shanghai Electric Group Co. Ltd. Class H (b)	2,012,000	502,362
Shanghai Liangxin Electrical Co. Ltd. Class A	66,150	122,816

See accompanying notes to financial statements.
156

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Moons' Electric Co. Ltd. Class A	48,600	$ 299,499
Shenzhen Kstar Science & Technology Co. Ltd. Class A	41,700	283,574
Sieyuan Electric Co. Ltd. Class A	41,900	278,955
Sungrow Power Supply Co. Ltd. Class A	63,500	969,611
Sunwoda Electronic Co. Ltd. Class A	73,300	215,183
Suzhou Maxwell Technologies Co. Ltd. Class A	7,584	336,831
TBEA Co. Ltd. Class A	182,100	575,683
Tech-Pro, Inc. (b) (c) (d)	4,481,396	—
Titan Wind Energy Suzhou Co. Ltd. Class A	67,700	145,509
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	289,700	465,727
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	476,960	407,697
Zhejiang Chint Electrics Co. Ltd. Class A	161,400	657,370
Zhejiang HangKe Technology, Inc.Co. Class A	27,840	181,619
Zhejiang Narada Power Source Co. Ltd. Class A (b)	67,300	226,676
		19,770,204
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
AAC Technologies Holdings, Inc. (b) (c)	460,745	1,136,316
Accelink Technologies Co. Ltd. Class A	125,700	475,908
Anxin-China Holdings Ltd. (b) (d)	3,068,000	—
Avary Holding Shenzhen Co. Ltd. Class A	95,400	430,927
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	9,500	106,464
BOE Technology Group Co. Ltd. Class A	1,913,200	1,236,965
CETC Cyberspace Security Technology Co. Ltd. Class A	88,400	501,388
China Zhenhua Group Science & Technology Co. Ltd. Class A	31,200	409,167
Foxconn Industrial Internet Co. Ltd. Class A	261,500	655,721
GoerTek, Inc. Class A	201,300	627,295
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	38,800	422,900
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	79,900	239,213
Hollysys Automation Technologies Ltd. (c)	40,304	698,468
Kingboard Holdings Ltd.	390,999	1,200,399
Security Description	Shares	Value
Kingboard Laminates Holdings Ltd.	441,500	$ 461,188
Lens Technology Co. Ltd. Class A	246,000	483,954
Lingyi iTech Guangdong Co. Class A (b)	369,200	332,249
Luxshare Precision Industry Co. Ltd. Class A	350,963	1,549,035
Maxscend Microelectronics Co. Ltd. Class A	35,053	634,979
OFILM Group Co. Ltd. Class A (b)	273,000	210,694
Shengyi Technology Co. Ltd. Class A	136,300	366,388
Shennan Circuits Co. Ltd. Class A	42,220	567,581
Shenzhen Kinwong Electronic Co. Ltd. Class A	104,600	389,929
Sunny Optical Technology Group Co. Ltd.	372,700	4,508,037
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	170,600	751,482
Tianma Microelectronics Co. Ltd. Class A	264,800	405,261
Unisplendour Corp. Ltd. Class A	159,676	681,041
Universal Scientific Industrial Shanghai Co. Ltd. Class A	186,800	481,192
Wasion Holdings Ltd.	566,000	246,590
Wingtech Technology Co. Ltd. Class A	67,800	545,476
Wuhan Guide Infrared Co. Ltd. Class A	401,449	706,758
WUS Printed Circuit Kunshan Co. Ltd. Class A	153,910	481,634
Xiamen Faratronic Co. Ltd. Class A	9,700	206,238
Zhejiang Dahua Technology Co. Ltd. Class A	214,000	704,577
		22,855,414
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (b)	1,642,000	82,623
China Oilfield Services Ltd. Class H	1,199,900	1,230,479
Shandong Molong Petroleum Machinery Co. Ltd. Class A (b)	406,212	259,084
Sinopec Oilfield Service Corp. Class H (b)	2,054,000	156,995
		1,729,181
ENTERTAINMENT — 2.3%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	156,800	649,594
Alibaba Pictures Group Ltd. (b) (c)	8,080,000	524,946

See accompanying notes to financial statements.
157

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Bilibili, Inc. ADR (b)	2,333	$ 54,826
Bilibili, Inc. Class Z (b)	112,160	2,709,003
Cloud Music, Inc. (a) (b)	31,350	264,180
CTEG (b) (c) (d)	1,980,400	—
DouYu International Holdings Ltd. ADR (b)	73,698	87,701
G-bits Network Technology Xiamen Co. Ltd. Class A	6,146	426,684
Giant Network Group Co. Ltd. Class A	176,500	338,746
HUYA, Inc. ADR (b) (c)	29,696	107,203
iDreamSky Technology Holdings Ltd. (a) (b)	405,600	225,277
iQIYI, Inc. ADR (b)	176,266	1,283,217
Kingsoft Corp. Ltd.	538,400	2,650,865
Mango Excellent Media Co. Ltd. Class A	90,966	493,291
NetDragon Websoft Holdings Ltd.	261,000	458,166
NetEase, Inc. ADR	3,317	293,355
NetEase, Inc.	902,400	15,863,948
Perfect World Co. Ltd. Class A	195,000	483,290
Tencent Music Entertainment Group ADR (b)	249,300	2,064,204
XD, Inc. (b)	118,000	405,111
Zhejiang Century Huatong Group Co. Ltd. Class A (b)	466,812	409,216
		29,792,823
FINANCIAL SERVICES — 0.2%
AVIC Industry-Finance Holdings Co. Ltd. Class A	735,700	439,237
China Common Rich Renewable Energy Investments Ltd. (b) (c) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (b) (d)	17,798,900	—
Far East Horizon Ltd. (c)	1,225,000	1,101,727
Hi Sun Technology China Ltd. (b)	1,491,000	150,051
Oceanwide Holdings Co. Ltd. Class A (b)	711,100	108,726
Yeahka Ltd. (b)	94,800	281,986
		2,081,727
FOOD PRODUCTS — 2.0%
Anjoy Foods Group Co. Ltd. Class A	12,892	307,183
Ausnutria Dairy Corp. Ltd. (b) (c)	26,900	13,125
China Feihe Ltd. (a)	1,418,000	1,063,958
China Huishan Dairy Holdings Co. Ltd. (b) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd. (b)	1,496,220	6,137,400
China Yurun Food Group Ltd. (b)	1,449,000	59,991
Security Description	Shares	Value
COFCO Joycome Foods Ltd. (b)	901,000	$ 237,590
Dali Foods Group Co. Ltd. (a)	759,500	317,347
Foshan Haitian Flavouring & Food Co. Ltd. Class A	203,628	2,269,551
Fujian Sunner Development Co. Ltd. Class A	135,600	486,930
Guangdong Haid Group Co. Ltd. Class A	103,900	882,514
Health & Happiness H&H International Holdings Ltd.	122,000	204,215
Henan Shuanghui Investment & Development Co. Ltd. Class A	157,400	594,550
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	326,400	1,384,062
Jiangxi Zhengbang Technology Co. Ltd. Class A (b)	186,900	89,813
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	83,293	449,983
Juewei Food Co. Ltd. Class A	17,700	112,917
Muyuan Foods Co. Ltd. Class A	234,246	1,671,407
New Hope Liuhe Co. Ltd. Class A (b)	233,800	450,421
Tingyi Cayman Islands Holding Corp.	1,077,844	1,795,961
Toly Bread Co. Ltd. Class A	133,400	302,453
Uni-President China Holdings Ltd.	926,400	934,667
Want Want China Holdings Ltd.	2,661,933	1,712,465
Wens Foodstuffs Group Co. Ltd. Class A	223,100	665,015
WH Group Ltd. (a)	4,455,683	2,656,399
Yihai International Holding Ltd. (b) (c)	275,000	807,489
Yihai Kerry Arawana Holdings Co. Ltd. Class A	55,100	345,814
		25,953,220
GAS UTILITIES — 0.5%
Beijing Enterprises Holdings Ltd.	166,500	599,192
China Gas Holdings Ltd.	1,303,800	1,836,958
China Resources Gas Group Ltd.	522,500	1,926,939
Chongqing Gas Group Corp. Ltd. Class A	209,400	229,302
ENN Natural Gas Co. Ltd. Class A	85,200	258,678
Kunlun Energy Co. Ltd.	2,315,400	1,811,038
		6,662,107
GROUND TRANSPORTATION — 0.2%
China High Speed Railway Technology Co. Ltd. Class A (b)	1,044,354	360,421
Full Truck Alliance Co. Ltd. ADR (b)	320,613	2,439,865

See accompanying notes to financial statements.
158

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Guangshen Railway Co. Ltd. Class H (b)	1,978,000	$ 365,365
		3,165,651
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
AK Medical Holdings Ltd. (a)	94,000	109,687
Angelalign Technology, Inc. (a)	15,600	231,915
Intco Medical Technology Co. Ltd. Class A	71,160	267,551
iRay Technology Co. Ltd. Class A	3,114	164,073
Jafron Biomedical Co. Ltd. Class A	19,355	85,539
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	116,182	538,674
Lifetech Scientific Corp. (b)	1,120,000	398,066
Microport Cardioflow Medtech Corp. (a) (b)	90,000	26,599
Microport Scientific Corp. (b)	346,311	814,388
Ovctek China, Inc. Class A	50,900	245,483
Peijia Medical Ltd. (a) (b)	174,000	217,889
Qingdao Haier Biomedical Co. Ltd. Class A	18,284	177,055
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,442,000	2,303,541
Shanghai MicroPort MedBot Group Co. Ltd. (b) (c)	116,500	419,254
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	54,800	2,487,398
Sinocare, Inc. Class A	96,600	452,665
Venus MedTech Hangzhou, Inc. Class H (a) (b) (c)	97,000	132,959
		9,072,736
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Aier Eye Hospital Group Co. Ltd. Class A	306,793	1,388,036
China Meheco Co. Ltd. Class A	66,300	132,459
China National Accord Medicines Corp. Ltd. Class A	88,500	568,582
China Resources Medical Holdings Co. Ltd.	546,500	473,404
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	101,200	487,484
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	110,000	339,110
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	11,800	151,381
Gushengtang Holdings Ltd. (b)	57,400	415,696
Huadong Medicine Co. Ltd. Class A	124,800	842,141
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	149,400	1,061,984
Jinxin Fertility Group Ltd. (a)	582,500	390,315
Security Description	Shares	Value
Jointown Pharmaceutical Group Co. Ltd. Class A	276,100	$ 600,663
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (b)	293,800	321,724
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	687,800	1,282,733
Sinopharm Group Co. Ltd. Class H	771,200	2,333,263
Topchoice Medical Corp. Class A (b)	12,900	242,848
		11,031,823
HEALTH CARE TECHNOLOGY — 0.0% (e)
Winning Health Technology Group Co. Ltd. Class A	254,000	513,008
Yidu Tech, Inc. (a) (b) (c)	175,900	164,025
		677,033
HOTELS, RESTAURANTS & LEISURE — 6.0%
China Travel International Investment Hong Kong Ltd. (b) (c)	3,860,000	791,674
H World Group Ltd. ADR	1,497	73,323
H World Group Ltd. (b)	713,800	3,468,999
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	1,760,000	383,391
Haidilao International Holding Ltd. (a) (b) (c)	531,000	1,437,429
Helens International Holdings Co. Ltd. (b) (c)	180,500	308,117
Jiumaojiu International Holdings Ltd. (a) (c)	372,000	885,223
Meituan Class B (a) (b)	2,309,081	42,210,858
Nayuki Holdings Ltd. (b) (c)	307,500	332,572
Shanghai Jinjiang International Hotels Co. Ltd. Class A	88,310	808,991
Shenzhen Overseas Chinese Town Co. Ltd. Class A	535,300	376,494
Songcheng Performance Development Co. Ltd. Class A	221,000	523,593
Tongcheng Travel Holdings Ltd. (b)	478,907	1,042,011
TravelSky Technology Ltd. Class H	585,000	1,092,504
Trip.com Group Ltd. ADR (b)	4,775	179,874
Trip.com Group Ltd. (b)	254,100	9,510,198
Yum China Holdings, Inc.	213,769	13,550,817
		76,976,068
HOUSEHOLD DURABLES — 1.0%
Ecovacs Robotics Co. Ltd. Class A	21,600	259,805
Gree Electric Appliances, Inc. of Zhuhai Class A	192,600	1,030,689
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	29,800	73,943

See accompanying notes to financial statements.
159

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Haier Smart Home Co. Ltd. Class A	265,700	$ 877,503
Haier Smart Home Co. Ltd. Class H	1,240,000	3,901,681
Hang Zhou Great Star Industrial Co. Ltd. Class A (b)	142,400	392,324
Hangzhou Robam Appliances Co. Ltd. Class A	123,300	509,194
Hisense Home Appliances Group Co. Ltd. Class H	360,000	622,781
Jason Furniture Hangzhou Co. Ltd. Class A	81,940	484,197
Joyoung Co. Ltd. Class A	167,854	438,010
JS Global Lifestyle Co. Ltd. (a)	442,500	454,340
KingClean Electric Co. Ltd. Class A	84,560	360,291
Oppein Home Group, Inc. Class A	34,280	602,906
Shenzhen MTC Co. Ltd. Class A (b)	936,000	671,950
Skyworth Group Ltd. (c)	1,157,057	596,957
TCL Technology Group Corp. Class A	1,021,400	658,891
Zhejiang Supor Co. Ltd. Class A	56,465	445,238
		12,380,700
HOUSEHOLD PRODUCTS — 0.1%
Blue Moon Group Holdings Ltd. (a) (c)	467,000	298,049
Vinda International Holdings Ltd.	196,000	473,899
		771,948
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.3%
Beijing Jingneng Clean Energy Co. Ltd. Class H	1,218,000	290,150
CGN New Energy Holdings Co. Ltd. (c)	590,000	187,148
CGN Power Co. Ltd. Class H (a)	7,359,000	1,762,421
China Datang Corp. Renewable Power Co. Ltd. Class H	1,292,000	462,490
China Longyuan Power Group Corp. Ltd. Class H	1,742,000	1,990,553
China National Nuclear Power Co. Ltd. Class A	656,100	610,499
China Power International Development Ltd.	2,745,000	1,091,013
China Resources Power Holdings Co. Ltd.	964,092	2,053,468
China Three Gorges Renewables Group Co. Ltd. Class A	983,800	785,057
China Yangtze Power Co. Ltd. Class A	1,017,000	3,146,979
Concord New Energy Group Ltd.	5,660,000	504,717
Security Description	Shares	Value
Datang International Power Generation Co. Ltd. Class H (b)	3,086,287	$ 558,287
GD Power Development Co. Ltd. Class A (b)	638,400	353,257
Huadian Power International Corp. Ltd. Class H	1,292,000	529,970
Huaneng Power International, Inc. Class A (b)	151,900	189,562
Huaneng Power International, Inc. Class H (b) (c)	2,636,129	1,383,557
Shanghai Electric Power Co. Ltd. Class A (b)	140,200	202,727
Sichuan Chuantou Energy Co. Ltd. Class A	391,200	753,085
Xinyi Energy Holdings Ltd. (c)	838,697	252,145
		17,107,085
INDUSTRIAL CONGLOMERATES — 0.3%
China Baoan Group Co. Ltd. Class A	110,100	182,289
CITIC Ltd.	2,134,000	2,495,573
Shanghai Industrial Holdings Ltd.	424,000	567,137
		3,244,999
INSURANCE — 3.4%
China Life Insurance Co. Ltd. Class A	203,700	987,458
China Life Insurance Co. Ltd. Class H	3,710,040	6,096,793
China Pacific Insurance Group Co. Ltd. Class A	285,800	1,078,726
China Pacific Insurance Group Co. Ltd. Class H	1,192,800	3,168,158
China Reinsurance Group Corp. Class H	1,813,000	127,026
China Taiping Insurance Holdings Co. Ltd.	894,291	950,119
Fanhua, Inc. ADR (c)	39,166	339,961
Hubei Biocause Pharmaceutical Co. Ltd. Class A	474,300	232,063
New China Life Insurance Co. Ltd. Class A	72,600	322,441
New China Life Insurance Co. Ltd. Class H	473,800	1,126,263
People's Insurance Co. Group of China Ltd. Class A	380,400	288,043
People's Insurance Co. Group of China Ltd. Class H	4,076,000	1,360,406
PICC Property & Casualty Co. Ltd. Class H	3,476,287	3,547,164
Ping An Insurance Group Co. of China Ltd. Class A	447,300	2,970,146
Ping An Insurance Group Co. of China Ltd. Class H	3,076,100	20,024,167

See accompanying notes to financial statements.
160

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	259,300	$ 817,544
		43,436,478
INTERACTIVE MEDIA & SERVICES — 14.2%
Autohome, Inc. ADR	35,978	1,204,184
Baidu, Inc. ADR (b)	2,582	389,676
Baidu, Inc. Class A (b)	1,085,300	20,558,616
China Metal Recycling Holdings Ltd. (b) (c) (d)	268,085	—
Hello Group, Inc. ADR	89,111	810,910
JOYY, Inc. ADR (c)	28,213	879,681
Kanzhun Ltd. ADR (b)	100,612	1,914,646
Kuaishou Technology (a) (b)	958,800	7,383,418
Luokung Technology Corp. (b)	8,505	17,861
Meitu, Inc. (a) (b) (c)	1,380,000	462,347
Sohu.com Ltd. ADR (b)	16,952	249,703
Tencent Holdings Ltd.	2,990,715	146,984,101
Weibo Corp. ADR (b)	31,911	640,135
Zhihu, Inc. ADR (b) (c)	235,357	298,903
		181,794,181
IT SERVICES — 0.3%
China TransInfo Technology Co. Ltd. Class A (b)	203,300	398,175
Chinasoft International Ltd. (b)	1,294,000	819,264
Chindata Group Holdings Ltd. ADR (b) (c)	59,062	412,843
Digital China Holdings Ltd.	368,000	169,703
GDS Holdings Ltd. ADR (b)	1,425	26,590
GDS Holdings Ltd. Class A (b)	497,600	1,204,390
Kingsoft Cloud Holdings Ltd. ADR (b)	603	5,361
Kingsoft Cloud Holdings Ltd. (b)	700,000	383,442
Vnet Group, Inc. ADR (b) (c)	64,864	210,159
		3,629,927
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (b)	457,600	421,797
Zhejiang Cfmoto Power Co. Ltd. Class A	10,800	198,267
		620,064
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Genscript Biotech Corp. (b)	592,000	1,266,963
Hangzhou Tigermed Consulting Co. Ltd. Class A	60,400	841,799
Hangzhou Tigermed Consulting Co. Ltd. Class H (a)	24,200	227,204
Joinn Laboratories China Co. Ltd. Class A	26,235	200,030
Maccura Biotechnology Co. Ltd. Class A	27,400	73,534
Pharmaron Beijing Co. Ltd. Class A	106,100	756,588
Pharmaron Beijing Co. Ltd. Class H (a)	12,900	54,147
Shanghai Medicilon, Inc. Class A	3,941	89,548
Security Description	Shares	Value
Viva Biotech Holdings (a) (b) (c)	189,500	$ 35,969
WuXi AppTec Co. Ltd. Class A	183,384	2,122,964
WuXi AppTec Co. Ltd. Class H (a)	111,800	1,170,703
Wuxi Biologics Cayman, Inc. (a) (b)	1,750,000	10,834,464
		17,673,913
MACHINERY — 1.5%
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (b)	48,600	103,961
China CSSC Holdings Ltd. Class A	194,000	661,046
China International Marine Containers Group Co. Ltd. Class H	515,990	354,951
CIMC Enric Holdings Ltd.	550,000	532,487
CRRC Corp. Ltd. Class A	1,451,200	1,293,280
Dongguan Yiheda Automation Co. Ltd. Class A	28,600	219,728
First Tractor Co. Ltd. Class H (c)	596,000	302,937
Haitian International Holdings Ltd.	450,000	1,163,702
Han's Laser Technology Industry Group Co. Ltd. Class A	103,200	456,092
Hefei Meiya Optoelectronic Technology, Inc. Class A	158,680	746,343
Ideanomics, Inc. (b) (c)	474,156	51,209
Jiangsu Hengli Hydraulic Co. Ltd. Class A	85,296	822,492
Keda Industrial Group Co. Ltd. Class A	95,700	201,091
Lonking Holdings Ltd.	2,764,000	496,467
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,700	77,519
Ningbo Deye Technology Co. Ltd. Class A	10,100	379,392
North Industries Group Red Arrow Co. Ltd. Class A	58,000	192,903
Sany Heavy Equipment International Holdings Co. Ltd. (c)	291,000	302,864
Sany Heavy Industry Co. Ltd. Class A	401,618	999,469
Shenzhen Inovance Technology Co. Ltd. Class A	110,250	1,128,620
Sinotruk Hong Kong Ltd.	196,500	305,390
Weichai Power Co. Ltd. Class H	1,397,680	2,243,424
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	61,200	360,750
Wuxi Shangji Automation Co. Ltd. Class A	12,040	179,023
XCMG Construction Machinery Co. Ltd. Class A	886,700	894,796
Yangzijiang Shipbuilding Holdings Ltd.	1,735,100	1,566,034
Yantai Eddie Precision Machinery Co. Ltd. Class A	26,500	69,807

See accompanying notes to financial statements.
161

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	145,400	$ 545,200
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	110,800	226,850
Zhuzhou CRRC Times Electric Co. Ltd.	324,700	1,412,557
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (c)	1,128,200	596,441
		18,886,825
MARINE TRANSPORTATION — 0.4%
COSCO SHIPPING Holdings Co. Ltd. Class A	115,900	186,154
COSCO SHIPPING Holdings Co. Ltd. Class H	2,205,077	2,480,376
Orient Overseas International Ltd.	63,500	1,215,001
SITC International Holdings Co. Ltd.	731,000	1,570,031
		5,451,562
MEDIA — 0.3%
China Literature Ltd. (a) (b) (c)	238,400	1,229,970
China South Publishing & Media Group Co. Ltd. Class A	80,656	136,711
Chinese Universe Publishing & Media Group Co. Ltd. Class A	62,400	112,673
Focus Media Information Technology Co. Ltd. Class A	693,200	693,473
NanJi E-Commerce Co. Ltd. Class A	407,600	300,924
Shandong Publishing & Media Co. Ltd. Class A	818,413	941,485
Wasu Media Holding Co. Ltd. Class A	363,100	472,691
		3,887,927
METALS & MINING — 2.2%
Aluminum Corp. of China Ltd. Class H	2,992,000	1,516,973
Angang Steel Co. Ltd. Class H	1,379,435	441,071
Anhui Honglu Steel Construction Group Co. Ltd. Class A	64,030	308,714
Baoshan Iron & Steel Co. Ltd. Class A	1,168,500	1,061,762
China Hongqiao Group Ltd.	984,500	943,119
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	201,500	765,532
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	56,500	277,839
China Zhongwang Holdings Ltd. (b) (c) (d)	1,029,600	110,175
Chongqing Iron & Steel Co. Ltd. Class A (b)	1,666,100	383,328
Security Description	Shares	Value
Citic Pacific Special Steel Group Co. Ltd. Class A	122,300	$ 316,645
CMOC Group Ltd. Class A	1,005,000	876,611
CMOC Group Ltd. Class H	2,091,000	1,265,263
GEM Co. Ltd. Class A	254,900	277,271
Guangdong HEC Technology Holding Co. Ltd. Class A	318,400	414,964
Guangdong Hongda Holdings Group Co. Ltd. Class A	94,900	426,320
Guocheng Mining Co. Ltd. Class A (b)	141,100	358,539
Henan Shenhuo Coal & Power Co. Ltd. Class A	130,500	336,735
Hunan Valin Steel Co. Ltd. Class A	288,400	233,918
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	2,479,900	682,512
Inner Mongolia ERDOS Resources Co. Ltd. Class A	81,600	182,395
Jiangxi Copper Co. Ltd. Class H	784,000	1,328,314
Maanshan Iron & Steel Co. Ltd. Class A	1,107,900	464,630
Maanshan Iron & Steel Co. Ltd. Class H	84,000	19,368
MMG Ltd. (b)	1,528,000	447,697
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (b)	662,300	476,426
Shandong Gold Mining Co. Ltd. Class A	331,420	1,063,664
Shandong Nanshan Aluminum Co. Ltd. Class A	512,100	252,795
Shanxi Meijin Energy Co. Ltd. Class A	344,900	461,052
Shanxi Taigang Stainless Steel Co. Ltd. Class A	280,700	177,397
Shenghe Resources Holding Co. Ltd. Class A	92,400	190,389
Shougang Fushan Resources Group Ltd.	2,191,422	695,118
Sinomine Resource Group Co. Ltd. Class A	17,900	183,241
Tiangong International Co. Ltd.	522,000	168,238
Tianshan Aluminum Group Co. Ltd. Class A	195,000	215,521
Tibet Summit Resources Co. Ltd. Class A (b)	53,960	179,780
Western Superconducting Technologies Co. Ltd. Class A	19,256	228,611
Xiamen Tungsten Co. Ltd. Class A	203,200	603,034
Xinxing Ductile Iron Pipes Co. Ltd. Class A	714,400	419,238
YongXing Special Materials Technology Co. Ltd. Class A	12,900	157,603
Youngy Co. Ltd. Class A (b)	14,211	156,796

See accompanying notes to financial statements.
162

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Yunnan Aluminium Co. Ltd. Class A	144,300	$ 285,982
Zhaojin Mining Industry Co. Ltd. Class H (b)	644,000	977,902
Zhejiang Hailiang Co. Ltd. Class A	296,700	503,767
Zhejiang Huayou Cobalt Co. Ltd. Class A	88,150	705,991
Zijin Mining Group Co. Ltd. Class H	3,668,750	6,131,759
		27,673,999
OIL, GAS & CONSUMABLE FUELS — 2.7%
China Coal Energy Co. Ltd. Class H	1,516,013	1,149,087
China Merchants Energy Shipping Co. Ltd. Class A	378,100	385,957
China Petroleum & Chemical Corp. Class A	1,143,100	935,480
China Petroleum & Chemical Corp. Class H	13,202,640	7,803,903
China Shenhua Energy Co. Ltd. Class A	297,300	1,219,539
China Shenhua Energy Co. Ltd. Class H	1,790,200	5,632,894
China Suntien Green Energy Corp. Ltd. Class H	1,010,000	441,315
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b) (c)	1,063,800	1,097,686
Guanghui Energy Co. Ltd. Class A	399,170	537,667
Guizhou Panjiang Refined Coal Co. Ltd. Class A	288,931	304,191
Jizhong Energy Resources Co. Ltd. Class A	357,300	355,880
PetroChina Co. Ltd. Class A	1,677,736	1,446,303
PetroChina Co. Ltd. Class H	10,700,930	6,338,808
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	122,600	185,133
Productive Technologies Co. Ltd. (b) (c)	1,626,000	176,065
Shaanxi Coal Industry Co. Ltd. Class A	485,400	1,437,688
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	109,300	219,959
Shanxi Coking Coal Energy Group Co. Ltd. Class A	188,900	302,304
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	205,900	657,820
Sinopec Kantons Holdings Ltd.	1,318,000	486,908
United Energy Group Ltd. (b)	3,928,000	465,358
Yankuang Energy Group Co. Ltd. Class A	63,400	328,388
Yankuang Energy Group Co. Ltd. Class H	823,900	2,949,266
		34,857,599
Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing Ltd.	1,286,000	$ 514,403
Nine Dragons Paper Holdings Ltd.	1,159,000	868,148
Shandong Chenming Paper Holdings Ltd. Class A (b)	492,000	380,429
		1,762,980
PASSENGER AIRLINES — 0.3%
Air China Ltd. Class A (b)	744,200	1,159,545
Air China Ltd. Class H (b) (c)	510,000	456,079
China Eastern Airlines Corp. Ltd. Class A (b)	892,200	669,088
China Eastern Airlines Corp. Ltd. Class H (b) (c)	204,000	80,561
China Southern Airlines Co. Ltd. Class A (b)	549,900	630,192
China Southern Airlines Co. Ltd. Class H (b) (c)	800,000	570,704
		3,566,169
PERSONAL CARE PRODUCTS — 0.2%
Hengan International Group Co. Ltd.	365,500	1,690,157
Yatsen Holding Ltd. ADR (b) (c)	126,402	187,075
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,400	194,195
		2,071,427
PHARMACEUTICALS — 2.2%
Asymchem Laboratories Tianjin Co. Ltd. Class A	31,500	611,579
CanSino Biologics, Inc. Class A	5,785	95,755
CanSino Biologics, Inc. Class H (a) (c)	34,400	184,052
Changchun High & New Technology Industry Group, Inc. Class A NVDR	19,100	454,186
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	97,800	261,757
China Animal Healthcare Ltd. (b) (d)	763,600	—
China Medical System Holdings Ltd.	657,300	1,038,289
China Resources Pharmaceutical Group Ltd. (a)	928,000	735,312
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	86,400	722,799
China Shineway Pharmaceutical Group Ltd.	353,000	330,968
Consun Pharmaceutical Group Ltd.	822,000	501,580
CSPC Pharmaceutical Group Ltd.	4,432,240	4,358,868

See accompanying notes to financial statements.
163

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hansoh Pharmaceutical Group Co. Ltd. (a)	628,000	$ 1,091,207
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	117,000	485,221
Humanwell Healthcare Group Co. Ltd. Class A	140,400	547,510
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	327,478	2,041,939
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	405,904	778,436
Livzon Pharmaceutical Group, Inc. Class A	136,900	745,172
Luye Pharma Group Ltd. (a) (b)	1,533,000	710,848
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	139,700	658,903
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	157,500	447,423
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	575,000	235,129
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	171,400	343,933
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	150,900	776,990
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	131,300	543,379
Sihuan Pharmaceutical Holdings Group Ltd. (c)	1,395,000	140,389
Sino Biopharmaceutical Ltd.	5,402,250	3,028,032
SSY Group Ltd.	1,164,332	701,570
Tong Ren Tang Technologies Co. Ltd. Class H	583,000	512,449
United Laboratories International Holdings Ltd.	716,000	498,011
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (b) (c)	227,200	216,493
Yifan Pharmaceutical Co. Ltd. Class A (b)	289,100	591,057
Yunnan Baiyao Group Co. Ltd. Class A	79,869	636,179
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	30,400	1,258,887
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	130,400	382,999
Zhejiang NHU Co. Ltd. Class A	243,904	637,525
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	83,300	230,348
		27,535,174
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.5%
A-Living Smart City Services Co. Ltd. (a)	160,250	139,020
Aoyuan Healthy Life Group Co. Ltd. (b) (c) (d)	290,000	17,178
Security Description	Shares	Value
Beijing Capital Development Co. Ltd. Class A	442,700	$ 293,960
Beijing North Star Co. Ltd. Class A	1,077,600	305,989
C&D International Investment Group Ltd. (c)	176,000	577,328
China Aoyuan Group Ltd. (b) (c) (d)	754,000	28,335
China Evergrande Group (b) (c) (d)	1,280,600	67,293
China Green Electricity Investment of Tianjin Co. Ltd. Class A	78,400	130,946
China Jinmao Holdings Group Ltd.	2,543,115	495,668
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	370,619	735,053
China Overseas Grand Oceans Group Ltd.	576,557	253,393
China Overseas Land & Investment Ltd.	1,911,362	4,616,516
China Overseas Property Holdings Ltd.	832,620	1,017,182
China Resources Land Ltd.	1,478,555	6,743,007
China Resources Mixc Lifestyle Services Ltd. (a)	318,800	1,675,234
China SCE Group Holdings Ltd. (c)	604,000	56,168
China South City Holdings Ltd. (b) (c)	2,468,000	163,486
China Vanke Co. Ltd. Class A	425,810	944,963
China Vanke Co. Ltd. Class H	989,164	1,559,991
CIFI Ever Sunshine Services Group Ltd.	560,000	217,581
CIFI Holdings Group Co. Ltd. (c)	2,239,217	216,792
Colour Life Services Group Co. Ltd. (b) (d)	411,000	16,231
Country Garden Holdings Co. Ltd. (c)	3,856,215	1,085,642
Country Garden Services Holdings Co. Ltd.	943,000	1,631,340
E-House China Enterprise Holdings Ltd. (b)	7,800	383
ESR Group Ltd. (a)	995,400	1,785,391
Evergrande Property Services Group Ltd. (a) (b) (c) (d)	2,228,500	163,235
Gemdale Corp. Class A	312,800	382,613
GR Properties Ltd. (b)	1,480,000	179,109
Grandjoy Holdings Group Co. Ltd. Class A (b)	484,900	263,375
Greentown China Holdings Ltd.	491,500	637,389
Greentown Service Group Co. Ltd. (c)	814,000	514,327
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	140,300	186,936
Hopson Development Holdings Ltd.	559,108	511,391

See accompanying notes to financial statements.
164

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b)	448,200	$ 132,490
Jinke Properties Group Co. Ltd. Class A (b)	550,700	127,505
KE Holdings, Inc. ADR (b)	334,910	6,309,704
KWG Group Holdings Ltd. (b)	1,006,806	160,320
KWG Living Group Holdings Ltd.	546,174	85,579
Longfor Group Holdings Ltd. (a)	852,500	2,405,477
Poly Developments & Holdings Group Co. Ltd. Class A	582,400	1,198,333
Poly Property Group Co. Ltd.	1,868,784	411,849
Poly Property Services Co. Ltd. Class H	49,400	302,695
Red Star Macalline Group Corp. Ltd. Class A	346,660	283,192
Redco Properties Group Ltd. (a) (b) (c)	628,200	106,435
RiseSun Real Estate Development Co. Ltd. Class A (b)	381,100	102,111
Seazen Group Ltd. (b)	417,809	108,046
Seazen Holdings Co. Ltd. Class A (b)	141,900	337,636
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	265,200	460,324
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	249,900	363,535
Shenzhen Investment Ltd.	2,870,565	508,294
Shenzhen New Nanshan Holding Group Co. Ltd. Class A (b)	230,400	113,400
Shimao Group Holdings Ltd. (b) (c) (d)	675,441	95,079
Sino-Ocean Group Holding Ltd. (c)	2,243,712	254,384
SOHO China Ltd. (b) (c)	1,099,500	183,485
Sunac China Holdings Ltd. (b) (c) (d)	1,548,300	225,836
Sunac Services Holdings Ltd. (a) (c)	356,000	151,925
Times China Holdings Ltd. (b) (c)	293,000	27,994
Yango Group Co. Ltd. Class A (b)	470,400	112,338
Yanlord Land Group Ltd.	589,300	403,342
Yuexiu Property Co. Ltd.	986,000	1,487,174
Zhongtian Financial Group Co. Ltd. Class A (b)	1,014,800	158,117
		44,229,044
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
3peak, Inc. Class A	5,674	201,180
Security Description	Shares	Value
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	31,249	$ 671,230
China Resources Microelectronics Ltd. Class A	33,111	291,511
Daqo New Energy Corp. ADR (b)	30,498	1,428,526
Flat Glass Group Co. Ltd. Class A	78,940	394,395
Flat Glass Group Co. Ltd. Class H (c)	236,000	676,437
GCL Technology Holdings Ltd. (b)	9,751,000	2,521,612
GigaDevice Semiconductor, Inc. Class A	38,825	689,740
Hangzhou Chang Chuan Technology Co. Ltd. Class A	52,500	369,709
Hangzhou First Applied Material Co. Ltd. Class A	52,848	452,116
Hangzhou Lion Electronics Co. Ltd. Class A	34,100	270,524
Hangzhou Silan Microelectronics Co. Ltd. Class A	42,400	228,507
Hua Hong Semiconductor Ltd. (a) (b) (c)	344,000	1,522,812
Ingenic Semiconductor Co. Ltd. Class A	18,000	233,306
JA Solar Technology Co. Ltd. Class A	115,556	964,860
JinkoSolar Holding Co. Ltd. ADR (b) (c)	22,194	1,132,338
Konfoong Materials International Co. Ltd. Class A	13,300	135,957
LONGi Green Energy Technology Co. Ltd. Class A	331,420	1,950,211
Montage Technology Co. Ltd. Class A	58,628	593,511
NAURA Technology Group Co. Ltd. Class A	25,700	994,910
Qingdao Gaoce Technology Co. Ltd. Class A	17,023	176,395
Risen Energy Co. Ltd. Class A (b)	58,200	236,620
SG Micro Corp. Class A	20,950	473,467
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	26,124	249,017
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	118,000	433,672
Shenzhen SC New Energy Technology Corp. Class A	13,900	231,657
StarPower Semiconductor Ltd. Class A	8,900	355,816
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	171,200	1,208,095
Tianshui Huatian Technology Co. Ltd. Class A	124,100	182,519

See accompanying notes to financial statements.
165

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Tongwei Co. Ltd. Class A	220,800	$ 1,251,049
Trina Solar Co. Ltd. Class A	86,118	653,224
Unigroup Guoxin Microelectronics Co. Ltd. Class A	43,399	702,304
Will Semiconductor Co. Ltd. Shanghai Class A	52,040	690,350
Wuhan DR Laser Technology Corp. Ltd. Class A	8,400	132,545
Wuxi Autowell Technology Co. Ltd. Class A	5,832	155,267
Xinyi Solar Holdings Ltd.	2,411,162	2,890,341
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	68,900	655,058
		26,400,788
SOFTWARE — 1.0%
360 Security Technology, Inc. Class A	273,300	694,463
Agora, Inc. ADR (b)	32,248	116,738
Beijing Kingsoft Office Software, Inc. Class A	20,816	1,433,746
Beijing Shiji Information Technology Co. Ltd. Class A	180,400	674,073
Genimous Technology Co. Ltd. Class A (b)	438,300	430,175
Hundsun Technologies, Inc. Class A	115,991	898,904
Iflytek Co. Ltd. Class A	109,400	1,014,459
Jiangsu Hoperun Software Co. Ltd. Class A (b)	36,500	138,457
Kingdee International Software Group Co. Ltd. (b)	1,500,000	2,430,589
Linklogis, Inc. Class B (a) (b) (c)	481,500	222,043
Ming Yuan Cloud Group Holdings Ltd. (c)	367,000	235,162
NavInfo Co. Ltd. Class A	222,000	437,386
Newland Digital Technology Co. Ltd. Class A	50,098	122,121
OneConnect Financial Technology Co. Ltd. ADR (b) (c)	2,628	13,981
Sangfor Technologies, Inc. Class A	29,200	629,131
Shanghai Baosight Software Co. Ltd. Class A	174,676	1,480,370
Thunder Software Technology Co. Ltd. Class A	36,200	571,152
Topsec Technologies Group, Inc. Class A	217,500	387,980
Weimob, Inc. (a) (b) (c)	889,000	550,391
Yonyou Network Technology Co. Ltd. Class A	170,440	624,199
		13,105,520
SPECIALTY RETAIL — 0.6%
ATRenew, Inc. ADR (b) (c)	84,983	259,198
China Harmony Auto Holding Ltd. (c)	1,047,000	130,709
Security Description	Shares	Value
China Meidong Auto Holdings Ltd. (c)	238,000	$ 513,598
China Tourism Group Duty Free Corp. Ltd. Class A	85,000	2,268,053
China Yongda Automobiles Services Holdings Ltd.	599,000	425,789
GOME Retail Holdings Ltd. (b) (c)	387,000	5,177
Pop Mart International Group Ltd. (a) (c)	367,800	1,002,671
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	426,983	505,493
Topsports International Holdings Ltd. (a)	1,164,000	1,064,659
Uxin Ltd. ADR (b) (c)	4,509	10,100
Zhongsheng Group Holdings Ltd.	346,500	1,708,234
		7,893,681
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Canaan, Inc. ADR (b) (c)	64,669	174,606
China Greatwall Technology Group Co. Ltd. Class A	269,400	485,660
Inspur Electronic Information Industry Co. Ltd. Class A	161,940	827,704
Legend Holdings Corp. Class H (a)	187,500	199,922
Lenovo Group Ltd.	3,936,000	4,261,938
Ninestar Corp. Class A	55,600	362,878
Shenzhen Transsion Holdings Co. Ltd. Class A	37,733	556,053
Xiaomi Corp. Class B (a) (b)	7,443,200	11,473,031
		18,341,792
TEXTILES, APPAREL & LUXURY GOODS — 2.0%
ANTA Sports Products Ltd.	565,000	8,205,148
Bosideng International Holdings Ltd.	2,106,000	1,175,075
China Dongxiang Group Co. Ltd.	3,897,000	168,788
Golden Solar New Energy Technology Holdings Ltd. (b) (c)	360,000	324,231
Lao Feng Xiang Co. Ltd. Class A	71,200	559,560
Li Ning Co. Ltd.	1,160,707	9,152,640
Shenzhou International Group Holdings Ltd.	417,800	4,385,597
Xtep International Holdings Ltd.	636,624	809,369
Zhejiang Semir Garment Co. Ltd. Class A	299,100	262,197
		25,042,605
TOBACCO — 0.2%
RLX Technology, Inc. ADR (b)	381,717	1,106,979
Smoore International Holdings Ltd. (a) (c)	936,000	1,201,903
		2,308,882

See accompanying notes to financial statements.
166

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co. Ltd. Class A	14,000	$ 169,106
Bohai Leasing Co. Ltd. Class A (b)	981,900	300,262
CITIC Resources Holdings Ltd.	2,602,000	154,132
COSCO SHIPPING Development Co. Ltd. Class H	2,201,500	291,665
Jiangsu Guotai International Group Co. Ltd. Class A	328,020	392,155
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	197,400	355,575
Sichuan New Energy Power Co. Ltd. (b)	68,800	159,494
Xiamen C & D, Inc. Class A	247,700	435,359
Zall Smart Commerce Group Ltd. (b)	2,077,000	112,450
		2,370,198
TRANSPORTATION INFRASTRUCTURE — 0.8%
Anhui Expressway Co. Ltd. Class H	688,000	693,263
Beijing Capital International Airport Co. Ltd. Class H (b)	1,181,939	870,274
China Merchants Port Holdings Co. Ltd.	881,611	1,352,186
COSCO SHIPPING International Hong Kong Co. Ltd.	646,000	205,734
COSCO SHIPPING Ports Ltd.	552,842	369,033
Hainan Meilan International Airport Co. Ltd. Class H (b) (c)	124,000	301,709
Jiangsu Expressway Co. Ltd. Class H	1,142,795	1,065,645
Liaoning Port Co. Ltd. Class H	150,000	13,376
Qingdao Port International Co. Ltd. Class H (a)	1,150,000	600,641
Shanghai International Airport Co. Ltd. Class A (b)	99,900	810,715
Shanghai International Port Group Co. Ltd. Class A	1,049,700	846,816
Shenzhen Expressway Corp. Ltd. Class H	562,000	499,718
Shenzhen International Holdings Ltd.	882,152	779,895
Sichuan Expressway Co. Ltd. Class H	1,008,000	241,408
Yuexiu Transport Infrastructure Ltd.	484,000	256,491
Zhejiang Expressway Co. Ltd. Class H	1,180,000	937,993
		9,844,897
WATER UTILITIES — 0.3%
Beijing Enterprises Water Group Ltd.	2,820,000	704,106
Security Description	Shares	Value
Chengdu Xingrong Environment Co. Ltd. Class A	144,200	$ 107,090
China Water Affairs Group Ltd.	520,000	424,614
Chongqing Water Group Co. Ltd. Class A	466,400	364,709
Guangdong Investment Ltd.	1,542,000	1,577,368
Luenmei Quantum Co. Ltd. Class A	140,600	127,143
		3,305,030
TOTAL COMMON STOCKS (Cost $1,663,720,928)		1,268,509,486
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f) (g)	5,039,280	5,039,784
State Street Navigator Securities Lending Portfolio II (h) (i)	10,575,631	10,575,631
TOTAL SHORT-TERM INVESTMENTS (Cost $15,615,910)		15,615,415
TOTAL INVESTMENTS — 100.6% (Cost $1,679,336,838)		1,284,124,901
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(7,501,628)
NET ASSETS — 100.0%		$ 1,276,623,273
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.3% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2023.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $764,317, representing 0.06% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying notes to financial statements.
167

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	32	04/21/2023	$1,744,450	$1,763,840	$ 19,390
MSCI China Net Total Return USD Index (long)	223	06/16/2023	5,404,405	5,667,444	263,039
					$282,429

During the period ended March 31, 2023, average notional value related to futures contracts was $7,472,011.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,267,204,361	$540,808	$764,317	$1,268,509,486
Short-Term Investments	15,615,415	—	—	15,615,415
TOTAL INVESTMENTS	$1,282,819,776	$540,808	$764,317	$1,284,124,901
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 282,429	$ —	$ —	$ 282,429
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,283,102,205	$540,808	$764,317	$1,284,407,330
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,906,286	$ 6,907,667	$ 88,332,152	$ 90,199,202	$(338)	$(495)	5,039,280	$ 5,039,784	$ 96,390
State Street Navigator Securities Lending Portfolio II	25,099,670	25,099,670	208,431,531	222,955,570	—	—	10,575,631	10,575,631	167,786
Total		$32,007,337	$296,763,683	$313,154,772	$(338)	$(495)		$15,615,415	$264,176
See accompanying notes to financial statements.
168

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 12.2%
BHP Group Ltd.	5,815,590	$ 183,960,498
Fortescue Metals Group Ltd.	2,593,622	39,066,903
Glencore PLC	18,529,883	106,445,783
Newcrest Mining Ltd.	1,349,910	24,275,152
Rio Tinto Ltd.	568,171	45,717,191
South32 Ltd.	7,043,285	20,614,346
Woodside Energy Group Ltd.	1,585,045	35,393,217
		455,473,090
AUSTRIA — 1.0%
Mondi PLC	2,407,038	38,154,656
BRAZIL — 5.6%
Petroleo Brasileiro SA ADR	1,557,991	16,249,846
Suzano SA ADR (a)	3,915,460	32,145,927
Vale SA ADR	5,921,935	93,448,134
Wheaton Precious Metals Corp.	692,606	33,311,209
Yara International ASA	808,378	35,034,782
		210,189,898
CANADA — 12.8%
Agnico Eagle Mines Ltd.	698,088	35,540,151
Barrick Gold Corp. (b)	1,804,749	33,458,568
Barrick Gold Corp. (a)(b)	901,713	16,744,810
Canadian Natural Resources Ltd. (a)	924,279	51,078,307
Cenovus Energy, Inc. (a)	1,157,091	20,160,495
Franco-Nevada Corp.	293,518	42,754,057
Imperial Oil Ltd. (a)	146,084	7,418,889
Nutrien Ltd. (a)(b)	1,330,804	98,147,225
Nutrien Ltd. (a)(b)	1,232,437	91,015,472
Suncor Energy, Inc. (a)	1,126,246	34,918,744
Teck Resources Ltd. Class B (a)	688,854	25,119,108
West Fraser Timber Co. Ltd. (a)	300,350	21,394,126
		477,749,952
CHILE — 1.8%
Antofagasta PLC	528,122	10,323,874
Sociedad Quimica y Minera de Chile SA ADR	707,940	57,385,617
		67,709,491
CHINA — 1.3%
Wilmar International Ltd.	15,472,819	48,994,448
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	203,835	2,152,497
FINLAND — 3.9%
Neste Oyj	360,589	17,797,742
Stora Enso Oyj Class R	3,035,364	39,507,296
UPM-Kymmene Oyj (c)	2,644,152	88,911,263
		146,216,301
Security Description	Shares	Value
FRANCE — 3.2%
TotalEnergies SE	2,053,393	$ 121,272,193
INDIA — 2.2%
Reliance Industries Ltd. GDR (d)	1,433,262	80,764,314
IRELAND — 1.2%
Smurfit Kappa Group PLC	1,290,187	46,719,446
ISRAEL — 0.6%
ICL Group Ltd.	3,570,745	23,929,590
ITALY — 0.8%
Eni SpA (a)	2,088,708	29,287,284
JAPAN — 1.3%
Nippon Steel Corp. (a)	1,456,100	34,135,037
Sumitomo Metal Mining Co. Ltd.	420,100	15,937,222
		50,072,259
LUXEMBOURG — 0.7%
ArcelorMittal SA	875,310	26,503,825
MEXICO — 0.3%
Southern Copper Corp. (a)	130,107	9,920,659
NETHERLANDS — 4.5%
Shell PLC	5,928,704	169,225,663
NORWAY — 1.1%
Equinor ASA	872,611	24,887,465
Norsk Hydro ASA	2,090,049	15,526,044
		40,413,509
RUSSIA — 0.0%
Gazprom PJSC ADR (c)(e)	2,906,597	—
LUKOIL PJSC (e)	173,497	—
MMC Norilsk Nickel PJSC ADR (c)(e)	715,004	—
Novatek PJSC GDR (c)(e)	46,772	—
Novolipetsk Steel PJSC GDR (c)(e)	148,662	—
Polyus PJSC GDR (c)(e)	77,132	—
Rosneft Oil Co. PJSC (e)	1,071,162	—
Severstal PAO GDR (c)(e)	225,918	—
Tatneft PJSC ADR (c)(e)	125,610	—
		—
SOUTH AFRICA — 2.3%
Anglo American PLC	2,046,274	67,756,496
Gold Fields Ltd. ADR (a)	1,369,389	18,240,261
		85,996,757
SOUTH KOREA — 0.8%
POSCO Holdings, Inc. ADR (a)	447,366	31,176,936
SPAIN — 0.5%
Repsol SA	1,215,317	18,729,605
SWEDEN — 1.5%
Boliden AB	420,186	16,524,521

See accompanying notes to financial statements.
169

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Svenska Cellulosa AB SCA Class B (a)	2,971,549	$ 39,101,780
		55,626,301
SWITZERLAND — 1.2%
SIG Group AG (a)(c)	1,723,993	44,385,436
UNITED KINGDOM — 3.3%
BP PLC	15,247,593	96,300,548
DS Smith PLC	6,837,730	26,589,439
		122,889,987
UNITED STATES — 34.2%
Alcoa Corp.	270,689	11,520,524
Amcor PLC	2,807,674	31,951,330
Archer-Daniels-Midland Co.	1,033,988	82,367,484
Avery Dennison Corp.	152,372	27,263,922
Baker Hughes Co.	358,237	10,338,720
Bunge Ltd.	282,582	26,992,233
CF Industries Holdings, Inc.	370,071	26,826,447
Chevron Corp.	636,390	103,833,392
Cleveland-Cliffs, Inc. (c)	788,379	14,450,987
ConocoPhillips	445,758	44,223,651
Corteva, Inc.	1,344,385	81,079,859
Coterra Energy, Inc.	282,107	6,922,906
Darling Ingredients, Inc. (c)	302,909	17,689,886
Devon Energy Corp.	233,857	11,835,503
EOG Resources, Inc.	209,954	24,067,027
Exxon Mobil Corp.	1,473,265	161,558,240
FMC Corp.	237,551	29,012,104
Freeport-McMoRan, Inc.	2,185,993	89,428,974
Halliburton Co.	324,810	10,276,988
Hess Corp.	99,228	13,131,833
Ingredion, Inc.	123,393	12,552,770
International Paper Co.	668,922	24,121,327
Marathon Petroleum Corp.	168,192	22,677,327
Mosaic Co.	642,160	29,462,301
Newmont Corp. (b)	980,807	48,079,159
Newmont Corp. (b)	234,681	11,481,309
Nucor Corp.	392,845	60,682,767
Occidental Petroleum Corp.	261,306	16,313,334
Packaging Corp. of America	174,035	24,161,279
Phillips 66	169,807	17,215,034
Pioneer Natural Resources Co.	85,367	17,435,356
Reliance Steel & Aluminum Co.	89,695	23,028,294
Schlumberger NV	508,713	24,977,808
Scotts Miracle-Gro Co. (a)	76,171	5,312,165
Sealed Air Corp.	272,266	12,499,732
Steel Dynamics, Inc.	255,815	28,922,444
Valero Energy Corp.	138,565	19,343,674
Westrock Co.	478,700	14,585,989
Weyerhaeuser Co. REIT	1,386,409	41,772,503
		1,279,396,582
Security Description	Shares	Value
ZAMBIA — 0.5%
First Quantum Minerals Ltd. (a)	861,521	$ 19,778,666
TOTAL COMMON STOCKS (Cost $3,698,064,969)		3,702,729,345

SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f)(g)	13,146,150	13,147,464
State Street Navigator Securities Lending Portfolio II (h)(i)	166,195,446	166,195,446
TOTAL SHORT-TERM INVESTMENTS (Cost $179,343,576)		179,342,910
TOTAL INVESTMENTS — 103.7% (Cost $3,877,408,545)		3,882,072,255
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(137,733,534)
NET ASSETS — 100.0%		$ 3,744,338,721
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
170

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	19	06/15/2023	$ 3,398,405	$ 3,395,249	$ (3,156)
SFE S&P ASX Share Price Index 200 (long)	25	06/15/2023	3,018,062	3,010,109	(7,953)
E-mini S&P 500 Energy Select Sector Index (long)	191	06/16/2023	16,516,725	16,674,300	157,575
FTSE 100 Index (long)	67	06/16/2023	6,257,896	6,328,312	70,416
E-mini S&P 500 Materials Select Sector Index (long)	91	06/16/2023	7,513,870	7,841,270	327,400
					$544,282

During the period ended March 31, 2023, average notional value related to futures contracts was $36,689,932.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,702,729,345	$—	$ 0(a)	$3,702,729,345
Short-Term Investments	179,342,910	—	—	179,342,910
TOTAL INVESTMENTS	$3,882,072,255	$—	$ 0	$3,882,072,255
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$ 555,391	$—	$—	$ 555,391
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,882,627,646	$—	$ 0	$3,882,627,646
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(11,109)	—	—	(11,109)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (11,109)	$—	$—	$ (11,109)
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of March 31, 2023

% of Net Assets
Metals & Mining	33.5%
Oil, Gas & Consumable Fuels	31.6
Chemicals	12.8
Paper & Forest Products	6.9
Containers & Packaging	6.8
Food Products	5.0
Energy Equipment & Services	1.2
Specialized REITs	1.1
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
171

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,975,882	$10,978,077	$ 157,965,464	$ 155,789,020	$(5,539)	$(1,518)	13,146,150	$ 13,147,464	$ 558,723
State Street Navigator Securities Lending Portfolio II	55,536,347	55,536,347	981,078,900	870,419,801	—	—	166,195,446	166,195,446	557,275
Total		$66,514,424	$1,139,044,364	$1,026,208,821	$(5,539)	$(1,518)		$179,342,910	$1,115,998
See accompanying notes to financial statements.
172

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 7.6%
29Metals Ltd. (a)	108,884	$ 86,416
88 Energy Ltd. (b)	9,995,604	60,251
Abacus Property Group REIT	220,103	383,276
Accent Group Ltd.	297,713	472,562
Adairs Ltd. (a)	87,300	118,692
Adbri Ltd. (a)	239,706	254,461
Aeris Resources Ltd. (a)(b)	233,082	104,591
AET&D Holdings No 1 Ltd. (a)(b)(c)	110,316	—
Alkane Resources Ltd. (b)	245,363	130,644
Alliance Aviation Services Ltd. (a)(b)	61,486	142,484
AMA Group Ltd. (a)(b)	443,494	71,287
Anteotech Ltd. (b)	1,398,481	36,529
Appen Ltd. (a)(b)	51,807	97,848
Arafura Rare Earths Ltd. (b)	582,114	192,986
ARB Corp. Ltd. (a)	26,171	554,412
Archer Materials Ltd. (a)(b)	174,291	50,195
Ardent Leisure Group Ltd.	197,098	83,164
Arena REIT	232,505	565,265
AUB Group Ltd.	38,349	655,205
Audinate Group Ltd. (b)	50,259	291,167
Aurelia Metals Ltd. (b)	595,729	49,874
Aussie Broadband Ltd. (a)(b)	67,870	141,823
Austal Ltd.	156,851	181,213
Australian Agricultural Co. Ltd. (a)(b)	211,175	217,809
Australian Ethical Investment Ltd.	57,711	115,956
Australian Finance Group Ltd. (a)	166,428	166,083
Australian Strategic Materials Ltd. (a)(b)	46,299	40,001
AVZ Minerals Ltd. (a)(b)(c)	1,385,022	361,771
Baby Bunting Group Ltd. (a)	98,018	131,295
Bapcor Ltd.	52,437	224,064
Bega Cheese Ltd.	98,186	238,052
Bellevue Gold Ltd. (b)	330,940	283,708
Betmakers Technology Group Ltd. (a)(b)	708,209	75,892
Bigtincan Holdings Ltd. (a)(b)	206,129	54,532
Blackmores Ltd.	9,262	436,211
Boss Energy Ltd. (b)	126,816	200,447
BrainChip Holdings Ltd. (a)(b)	631,572	200,923
Bravura Solutions Ltd. (a)	166,131	44,507
Bubs Australia Ltd. (a)(b)	488,241	75,210
BWP Trust REIT	233,186	590,347
Calix Ltd. (a)(b)	73,412	233,055
Capricorn Metals Ltd. (b)	116,544	371,544
Carnarvon Energy Ltd. (a)(b)	602,709	54,495
Cedar Woods Properties Ltd. (a)	72,581	215,833
Cenntro Electric Group Ltd. (b)	110,109	50,848
Centuria Capital Group Stapled Security (a)	280,839	284,019
Security Description	Shares	Value
Centuria Industrial REIT (a)	149,565	$ 300,514
Centuria Office REIT	139,901	133,989
Chalice Mining Ltd. (b)	153,901	772,033
Champion Iron Ltd. (a)	145,249	694,583
Charter Hall Retail REIT	408,841	1,029,568
Charter Hall Social Infrastructure REIT	205,118	409,386
City Chic Collective Ltd. (a)(b)	100,449	36,329
Clinuvel Pharmaceuticals Ltd. (a)	22,883	296,096
Collins Foods Ltd. (a)	56,832	315,925
Cooper Energy Ltd. (a)(b)	1,010,093	108,242
Core Lithium Ltd. (a)(b)	769,493	443,217
Costa Group Holdings Ltd. (a)	241,702	417,650
Credit Corp. Group Ltd. (a)	29,271	332,096
Cromwell Property Group REIT	447,102	166,193
Data#3 Ltd.	49,655	242,107
De Grey Mining Ltd. (b)	586,665	609,024
Deep Yellow Ltd. (b)	235,885	90,051
Deterra Royalties Ltd.	316,794	1,018,430
Dexus Industria REIT	155,154	275,373
Dicker Data Ltd.	38,591	211,681
Dubber Corp. Ltd. (a)(b)	283,852	34,220
Elders Ltd.	79,843	461,488
Electro Optic Systems Holdings Ltd. (a)(b)	50,444	15,372
Emeco Holdings Ltd. (a)	220,597	107,854
EML Payments Ltd. (a)(b)	250,415	92,244
Estia Health Ltd.	110,693	196,462
EVT Ltd. (a)	20,565	168,173
Family Zone Cyber Safety Ltd. (a)(b)	730,538	92,963
Firefinch Ltd. (a)(b)(c)	448,883	18,038
FleetPartners Group Ltd. (b)	162,904	226,938
G8 Education Ltd. (a)	29,180	23,647
GDI Property Group Partnership REIT	242,511	116,944
Gold Road Resources Ltd.	517,874	589,639
GrainCorp Ltd. Class A	116,690	540,038
GUD Holdings Ltd. (a)	70,939	465,137
GWA Group Ltd.	154,190	168,844
Hansen Technologies Ltd.	108,398	335,410
Hastings Technology Metals Ltd. (a)(b)	50,279	85,870
Healius Ltd.	123,076	260,479
Helia Group Ltd.	98,828	189,966
HMC Capital Ltd. REIT (a)	125,966	302,873
HomeCo Daily Needs REIT	629,606	487,039
Hotel Property Investments Ltd. REIT	106,222	241,883
HUB24 Ltd.	33,069	610,398
Humm Group Ltd. (a)	131,950	39,326
Imdex Ltd.	403,974	608,764
Imugene Ltd. (b)	2,318,455	201,862
Infomedia Ltd.	235,509	235,021
Ingenia Communities Group REIT	204,928	517,435

See accompanying notes to financial statements.
173

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Inghams Group Ltd. (a)	94,798	$ 198,092
Insignia Financial Ltd.	174,442	320,121
Integral Diagnostics Ltd. (a)	71,407	140,605
InvoCare Ltd. (a)	138,520	1,096,586
ioneer Ltd. (b)	799,393	155,264
IPH Ltd.	117,989	584,771
IRESS Ltd.	30,657	203,683
Iris Energy Ltd. (a)(b)	32,791	100,340
Johns Lyng Group Ltd.	77,076	329,862
Judo Capital Holdings Ltd. (a)(b)	191,587	157,186
Jumbo Interactive Ltd.	14,651	123,638
Jupiter Mines Ltd.	1,064,412	167,529
Karoon Energy Ltd. (b)	677,347	970,818
Kelsian Group Ltd. (a)	68,340	267,759
Kogan.com Ltd. (a)(b)	70,357	174,821
Lake Resources NL (a)(b)	574,513	171,227
Leo Lithium Ltd. (b)	351,979	122,584
Lifestyle Communities Ltd. (a)	37,216	395,566
Link Administration Holdings Ltd.	202,857	286,672
Lovisa Holdings Ltd.	40,618	659,423
MA Financial Group Ltd.	36,553	96,701
Magellan Financial Group Ltd. (a)	72,192	419,683
Mayne Pharma Group Ltd. (b)	52,312	131,385
McMillan Shakespeare Ltd. (a)	46,593	449,362
Megaport Ltd. (a)(b)	74,100	204,469
Mesoblast Ltd. (a)(b)	187,848	118,892
Mincor Resources NL (a)(b)	223,333	210,156
Monadelphous Group Ltd.	52,303	439,626
Monash IVF Group Ltd.	356,392	255,402
Morella Corp. Ltd. (b)	33,648	203
Mount Gibson Iron Ltd. (a)(b)	381,855	136,825
Myer Holdings Ltd. (a)	489,163	291,579
Nanosonics Ltd. (a)(b)	162,193	552,921
Neometals Ltd. (a)(b)	339,519	136,436
Nick Scali Ltd. (a)	46,633	292,023
Novonix Ltd. (a)(b)	139,282	118,004
NRW Holdings Ltd.	220,102	353,792
Nufarm Ltd.	187,531	717,170
Nuix Ltd. (a)(b)	164,452	145,938
OceanaGold Corp. (a)	360,075	891,308
OFX Group Ltd. (b)	252,493	264,653
Omni Bridgeway Ltd. (b)	132,930	236,820
oOh!media Ltd.	322,862	351,385
Opthea Ltd. (a)(b)	182,048	89,006
Pact Group Holdings Ltd.	58,565	43,931
Paladin Energy Ltd. (b)	1,336,234	581,713
Paradigm Biopharmaceuticals Ltd. (b)	122,783	118,006
Peninsula Energy Ltd. (b)	978,938	95,068
Perenti Ltd. (b)	488,577	397,578
Perpetual Ltd.	50,534	743,240
Perseus Mining Ltd.	627,617	1,000,425
PEXA Group Ltd. (a)(b)	26,977	244,097
Security Description	Shares	Value
Pinnacle Investment Management Group Ltd. (a)	64,668	$ 339,995
Platinum Asset Management Ltd. (a)	211,063	243,138
PointsBet Holdings Ltd. (a)(b)	96,261	78,654
PolyNovo Ltd. (a)(b)	387,865	464,993
PPK Group Ltd. (b)	81,040	51,291
PPK Mining Equipment Group Pty Ltd. (b)(c)	22,984	—
Praemium Ltd. (a)	319,117	159,228
Ramelius Resources Ltd.	337,407	286,993
Red 5 Ltd. (b)	1,386,149	139,256
Redbubble Ltd. (a)(b)	187,744	56,584
Regis Resources Ltd. (b)	452,689	630,632
Renascor Resources Ltd. (b)	1,779,889	280,139
Resolute Mining Ltd. (b)	597,027	167,941
RPMGlobal Holdings Ltd. (b)	158,745	155,758
Rural Funds Group REIT	228,893	306,602
Sandfire Resources Ltd. (a)(b)	260,481	1,104,314
Sayona Mining Ltd. (a)(b)	2,988,926	410,376
Select Harvests Ltd. (a)	53,939	149,560
Service Stream Ltd. (a)	241,279	104,230
Sigma Healthcare Ltd. (a)	501,898	235,302
Silver Lake Resources Ltd. (b)	399,003	312,662
Silver Mines Ltd. (b)	1,034,243	138,537
SiteMinder Ltd. (a)(b)	72,418	166,362
SmartGroup Corp. Ltd.	109,672	470,833
SolGold PLC (a)(b)	760,081	180,442
Solvar Ltd. (a)	90,462	106,633
Southern Cross Media Group Ltd.	156,689	91,300
Southern Cross Payment Ltd. (a)(b)	218,742	—
Splitit Ltd. (b)	136,315	12,325
St Barbara Ltd. (b)	396,225	177,799
Starpharma Holdings Ltd. (a)(b)	266,966	82,248
Strike Energy Ltd. (a)(b)	1,924,388	483,322
Superloop Ltd. (b)	116,852	43,827
Symbio Holdings Ltd. (a)	50,879	61,167
Syrah Resources Ltd. (a)(b)	323,419	397,479
Tabcorp Holdings Ltd.	448,674	298,997
Talga Group Ltd. (a)(b)	188,255	207,408
Telix Pharmaceuticals Ltd. (b)	151,201	698,742
Temple & Webster Group Ltd. (a)(b)	36,924	85,071
Tritium DCFC Ltd. (a)(b)	46,713	59,793
Tyro Payments Ltd. (a)(b)	200,499	192,698
United Malt Group Ltd. (a)	118,614	377,348
Vita Group Ltd.	284	26
Vulcan Energy Resources Ltd. (a)(b)	53,659	203,410
Waypoint REIT Ltd.	379,925	659,038
Webjet Ltd. (a)(b)	185,321	871,314
Weebit Nano Ltd. (a)(b)	95,661	319,063
West African Resources Ltd. (b)	438,709	282,072

See accompanying notes to financial statements.
174

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Westgold Resources Ltd. (b)	224,412	$ 196,893
Whispir Ltd. (b)	131,138	27,227
Zip Co. Ltd. (a)(b)	279,812	104,946
		54,156,073
AUSTRIA — 0.4%
AT&S Austria Technologie & Systemtechnik AG	13,908	428,378
DO & Co. AG (b)	4,155	485,728
FACC AG (b)	12,492	95,411
Kontron AG	25,963	541,584
Palfinger AG (b)	5,993	187,194
Porr AG	8,947	131,226
S IMMO AG	33,176	478,665
Schoeller-Bleckmann Oilfield Equipment AG	5,552	357,696
		2,705,882
BELGIUM — 0.9%
AGFA-Gevaert NV (b)	103,659	303,512
Care Property Invest NV REIT (a)	6,426	88,945
Econocom Group SA	55,564	178,688
Fagron	26,309	449,617
Gimv NV	2,594	125,412
Intervest Offices & Warehouses NV REIT	15,344	291,733
Ion Beam Applications	12,343	214,024
Kinepolis Group NV (a)(b)	9,878	508,051
Materialise NV ADR (a)(b)	20,833	172,914
Mithra Pharmaceuticals SA (a)(b)	8,260	25,441
Montea NV REIT	5,043	408,183
Ontex Group NV (a)(b)	45,146	336,966
Recticel SA	33,708	627,702
Retail Estates NV REIT	6,045	427,550
Telenet Group Holding NV	15,404	350,445
Tessenderlo Group SA (b)	29,524	923,799
X-Fab Silicon Foundries SE (b)(d)	50,661	478,303
Xior Student Housing NV REIT (a)	9,165	308,677
		6,219,962
BERMUDA — 0.0% (e)
Conduit Holdings Ltd.	40,042	242,599
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC CDI (b)	83,834	213,362
BRAZIL — 0.1%
ERO Copper Corp. (a)(b)	32,205	568,974
BURKINA FASO — 0.1%
IAMGOLD Corp. (a)(b)	231,430	631,009
CANADA — 8.0%
Absolute Software Corp. (a)	19,005	148,434
AcuityAds Holdings, Inc. (a)(b)	28,940	45,762
ADENTRA, Inc. (a)	10,437	198,815
Security Description	Shares	Value
Advantage Energy Ltd. (a)(b)	210,384	$ 1,214,098
Aecon Group, Inc. (a)	32,461	329,323
Ag Growth International, Inc. (a)	7,270	329,402
Aimia, Inc. (a)(b)	73,742	198,883
AirBoss of America Corp. (a)	7,096	40,426
Alaris Equity Partners Income	26,297	325,664
Algoma Steel Group, Inc.	25,831	208,999
Altius Minerals Corp. (a)	41,774	709,635
Altus Group Ltd. (a)	11,532	489,025
Americas Gold & Silver Corp. (a)(b)	73,793	34,897
Anaergia, Inc. (a)(b)	19,572	31,816
Andlauer Healthcare Group, Inc. (a)	7,003	263,903
Artis Real Estate Investment Trust	89,692	504,346
Athabasca Oil Corp. (a)(b)	313,067	747,188
Atrium Mortgage Investment Corp. (a)	39,872	352,951
Aurinia Pharmaceuticals, Inc. (b)	55,942	613,124
Aurora Cannabis, Inc. (a)(b)	117,377	81,527
AutoCanada, Inc. (a)(b)	18,937	278,175
Automotive Properties Real Estate Investment Trust	15,576	132,816
Aya Gold & Silver, Inc. (b)	68,267	548,820
Badger Infrastructure Solution	17,293	417,582
BELLUS Health, Inc. (b)	75,349	540,613
Bitfarms Ltd. (a)(b)	109,682	104,548
Boardwalk Real Estate Investment Trust	24,246	987,863
Calian Group Ltd. (a)	2,018	97,176
Calibre Mining Corp. (b)	79,825	77,858
Canaccord Genuity Group, Inc. (a)	62,373	504,662
Canopy Growth Corp. (a)(b)	127,034	222,463
Capstone Copper Corp. (a)(b)	199,640	899,844
Cardinal Energy Ltd. (a)	71,004	373,553
Cascades, Inc. (a)	29,169	236,869
Celestica, Inc. (b)	66,067	850,887
Centerra Gold, Inc. (a)	72,746	469,260
Cineplex, Inc. (a)(b)	20,332	132,657
Cogeco, Inc. (a)	5,002	224,828
Colossus Minerals, Inc. (a)(b)(c)	390	—
Converge Technology Solutions Corp. (a)(b)	90,558	273,009
Copper Mountain Mining Corp. (a)(b)	79,072	127,955
Corus Entertainment, Inc. Class B (a)	182,342	231,742
Cronos Group, Inc. (a)(b)	59,683	114,660
Denison Mines Corp. (a)(b)	345,341	375,107
dentalcorp Holdings Ltd. (a)(b)	19,774	131,500
Diversified Royalty Corp. (a)	71,129	160,301

See accompanying notes to financial statements.
175

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Doman Building Materials Group Ltd. (a)	66,472	$ 315,820
Dorel Industries, Inc. Class B (a)(b)	19,657	56,937
Dream Office Real Estate Investment Trust	39,268	421,884
DREAM Unlimited Corp. Class A (a)	25,171	440,239
Dundee Precious Metals, Inc.	88,336	643,583
Dye & Durham Ltd. (a)	23,466	311,759
ElectraMeccanica Vehicles Corp. (a)(b)	64,656	33,582
Endeavour Silver Corp. (b)	93,856	362,012
Enghouse Systems Ltd. (a)	8,534	241,198
Enthusiast Gaming Holdings, Inc. (a)(b)	54,114	32,388
Equinox Gold Corp. (a)(b)	124,673	639,325
Essa Pharma, Inc. (a)(b)	24,852	73,810
Exchange Income Corp. (a)	24,075	952,611
Extendicare, Inc. (a)	52,426	247,923
Fiera Capital Corp. (a)	35,031	200,347
Filo Mining Corp. (b)	27,420	470,862
Firm Capital Mortgage Investment Corp. (a)	35,797	296,776
Fission Uranium Corp. (b)	232,596	116,869
Fortuna Silver Mines, Inc. (a)(b)	123,902	471,493
GASFRAC Energy Services, Inc. (b)(c)	21,904	—
Global Atomic Corp. (b)	62,826	135,090
goeasy Ltd. (a)	1,916	135,190
GoGold Resources, Inc. (b)	204,149	315,271
Gold Royalty Corp. (a)	52,363	113,104
GoldMining, Inc. (b)	82,138	98,929
Headwater Exploration, Inc. (a)	63,905	297,957
Heroux-Devtek, Inc. (a)(b)	12,937	125,035
HEXO Corp. (a)(b)	9,655	12,913
Home Capital Group, Inc. (a)	32,422	989,418
Hudbay Minerals, Inc. (a)	177,674	930,808
Hut 8 Mining Corp. (a)(b)	70,124	127,465
i-80 Gold Corp. (b)	35,962	87,424
Interfor Corp. (a)(b)	30,758	500,455
InterRent Real Estate Investment Trust	41,390	409,511
Jamieson Wellness, Inc. (a)(d)	18,815	465,596
K92 Mining, Inc. (b)	117,706	667,959
Karora Resources, Inc. (b)	62,907	211,030
Killam Apartment Real Estate Investment Trust	43,203	547,799
Knight Therapeutics, Inc. (a)(b)	81,694	265,603
Labrador Iron Ore Royalty Corp. (a)	20,079	474,768
Largo, Inc. (b)	19,471	100,855
Laurentian Bank of Canada (a)	41,784	982,118
Liberty Gold Corp. (b)	388,498	169,368
Li-Cycle Holdings Corp. (a)(b)	53,269	299,904
Security Description	Shares	Value
Lightstream Resources Ltd. (a)(b)(c)	64,736	$ —
Lundin Gold, Inc. (a)	23,509	274,114
MAG Silver Corp. (a)(b)	56,371	711,432
Major Drilling Group International, Inc. (b)	36,933	290,093
Marathon Gold Corp. (b)	93,821	55,460
Martinrea International, Inc.	77,925	838,931
Milestone Pharmaceuticals, Inc. (b)	21,999	86,676
Minto Apartment Real Estate Investment Trust (d)	21,641	236,023
Morguard North American Residential Real Estate Investment Trust	23,204	298,333
MTY Food Group, Inc. (a)	11,110	498,630
Mullen Group Ltd. (a)	67,271	734,173
NanoXplore, Inc. (a)(b)	52,770	127,114
Neptune Wellness Solutions, Inc. (b)	8,966	4,842
New Gold, Inc. (a)(b)	385,773	419,024
New Pacific Metals Corp. (b)	59,281	159,881
NexGen Energy Ltd. (a)(b)	164,387	630,412
NFI Group, Inc. (a)	38,700	235,343
North American Construction Group Ltd. (a)	21,102	351,453
North West Co., Inc. (a)	30,781	859,507
Novagold Resources, Inc. (a)(b)	81,727	505,453
NuVista Energy Ltd. (a)(b)	62,186	502,230
Optiva, Inc. (b)	2	25
Organigram Holdings, Inc. (a)(b)	212,367	134,951
Orla Mining Ltd. (a)(b)	56,520	267,701
Osisko Gold Royalties Ltd.	54,795	864,833
Osisko Mining, Inc. (a)(b)	101,633	322,919
Parex Resources, Inc. (a)	55,220	1,025,774
Park Lawn Corp. (a)	14,490	298,076
Peyto Exploration & Development Corp. (a)	64,272	575,116
Polaris Renewable Energy, Inc.	30,528	300,464
Poseidon Concepts Corp. (b)(c)	43,064	—
Precision Drilling Corp. (a)(b)	14,039	720,441
Profound Medical Corp. (a)(b)	9,852	91,215
PyroGenesis Canada, Inc. (a)(b)	48,944	39,058
Real Matters, Inc. (a)(b)	42,187	152,121
Repare Therapeutics, Inc. (b)	23,039	226,704
Richelieu Hardware Ltd. (a)	15,812	436,266
Rogers Sugar, Inc. (a)	71,462	321,575
Russel Metals, Inc. (a)	36,282	920,354
Sabina Gold & Silver Corp. (b)	273,886	414,871
Sandstorm Gold Ltd. (a)	117,837	684,375
Savaria Corp. (a)	26,549	310,737
Seabridge Gold, Inc. (a)(b)	26,509	341,805

See accompanying notes to financial statements.
176

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Secure Energy Services, Inc. (a)	83,761	$ 390,536
ShawCor Ltd. (b)	58,165	534,653
Sienna Senior Living, Inc. (a)	42,836	339,941
Silvercorp Metals, Inc.	70,693	268,491
SilverCrest Metals, Inc. (a)(b)	61,548	437,046
Skeena Resources Ltd. (b)	20,117	123,079
Slate Grocery REIT Class U,	12,353	124,776
Slate Office REIT	40,683	106,416
Sleep Country Canada Holdings, Inc. (a)(d)	18,982	330,732
SNDL, Inc. (a)(b)	151,928	243,085
Solaris Resources, Inc. (a)(b)	20,985	101,564
Southern Pacific Resource Corp. (b)(c)	281,142	—
Sprott, Inc. (a)	14,460	527,712
Stelco Holdings, Inc. (a)	9,633	372,550
SunOpta, Inc. (b)	35,671	274,667
Tamarack Valley Energy Ltd. (a)	95,531	278,825
Taseko Mines Ltd. (a)(b)	108,011	178,775
TECSYS, Inc. (a)	4,836	97,767
TELUS Corp. (b)	194	3,846
Timbercreek Financial Corp. (a)	28,896	170,812
Torex Gold Resources, Inc. (a)(b)	42,635	708,509
Transat AT, Inc. (a)(b)	46,775	110,254
Transcontinental, Inc. Class A (a)	38,350	397,569
Trisura Group Ltd. (a)(b)	17,588	430,034
True North Commercial Real Estate Investment Trust	57,155	146,546
Twin Butte Energy Ltd. (b)(c)	83,708	—
Uni-Select, Inc. (a)(b)	41,590	1,432,071
Valeura Energy, Inc. (b)	178	387
Victoria Gold Corp. (b)	14,306	94,714
Wajax Corp. (a)	13,342	243,012
Well Health Technologies Corp. (a)(b)	67,501	242,402
Wesdome Gold Mines Ltd. (a)(b)	99,217	567,436
Western Forest Products, Inc. (a)	214,241	177,301
Westport Fuel Systems, Inc. (a)(b)	63,039	59,157
Westshore Terminals Investment Corp. (a)	32,834	656,025
		56,615,149
CHINA — 0.3%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	87,000	149,840
BOE Varitronix Ltd.	179,000	309,204
China Glass Holdings Ltd.	516,000	63,761
China Tobacco International HK Co. Ltd.	196,000	254,677
China Youzan Ltd. (a)(b)	7,780,000	197,227
Security Description	Shares	Value
China Yuchai International Ltd.	9,226	$ 72,793
Differ Group Auto Ltd. (a)(b)	1,070,000	24,671
GCL New Energy Holdings Ltd. (b)	380,100	32,442
Greenland Hong Kong Holdings Ltd.	190,000	16,701
HG Semiconductor Ltd. (a)(b)	215,275	44,701
Inspur Digital Enterprise Technology Ltd. (b)	376,000	219,854
Theme International Holdings Ltd. (a)(b)	1,460,000	158,090
TI Fluid Systems PLC (d)	118,395	157,222
Towngas Smart Energy Co. Ltd. (b)	215,827	93,480
Vesync Co. Ltd.	147,000	60,111
VSTECS Holdings Ltd.	568,000	332,843
Zensun Enterprises Ltd. (a)(b)	246,742	28,918
		2,216,535
COLOMBIA — 0.1%
Aris Mining Corp. (a)	39,704	122,338
Canacol Energy Ltd. (a)	11,711	97,523
Gran Tierra Energy, Inc. (b)	193,768	171,812
		391,673
DENMARK — 1.1%
Amagerbanken AS (b)(c)	308,573	—
Atlantic Sapphire ASA (a)(b)	34,206	18,519
Bang & Olufsen AS (b)	59,128	83,821
Better Collective AS (b)	14,175	275,037
cBrain AS	9,545	194,755
Cementir Holding NV	39,185	335,897
D/S Norden AS	8,774	590,176
FLSmidth & Co. AS	20,533	785,199
H+H International AS Class B (b)	33,712	529,043
Matas AS	30,205	370,924
NNIT AS (b)(d)	8,858	89,529
NTG Nordic Transport Group AS Class A (b)	8,279	492,039
Per Aarsleff Holding AS	13,207	568,225
Scandinavian Tobacco Group AS Class A (d)	34,067	676,714
Spar Nord Bank AS	39,735	627,040
Sydbank AS	38,186	1,719,821
Zealand Pharma AS (b)	24,772	776,050
		8,132,789
EGYPT — 0.1%
Centamin PLC	474,451	611,567
FINLAND — 1.0%
Aktia Bank Oyj	27,146	281,656
Caverion Oyj	73,604	685,318
Citycon Oyj (a)(b)	56,682	387,660
Finnair Oyj (b)	357,488	198,857
F-Secure Oyj	72,816	252,759
Harvia Oyj	6,869	163,585

See accompanying notes to financial statements.
177

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Jervois Global Ltd. (a)(b)	608,788	$ 26,911
Kamux Corp. (a)	16,356	92,582
Marimekko Oyj	17,206	182,448
Musti Group Oyj (b)	21,226	371,512
Nokian Renkaat Oyj	61,143	585,503
Oriola Oyj Class B	40,010	61,552
Outokumpu Oyj (a)	162,706	887,748
QT Group Oyj (a)(b)	8,143	593,100
Raisio Oyj Class V	51,796	141,247
Remedy Entertainment Oyj (a)	9,779	231,612
Revenio Group Oyj	11,647	488,946
Rovio Entertainment Oyj (d)	31,756	269,283
Talenom Oyj (a)	14,939	133,739
Tecnotree Oyj (a)(b)	147,772	78,090
Terveystalo Oyj (d)	30,269	230,858
Tokmanni Group Corp.	25,041	345,786
Uponor Oyj	13,239	244,951
WithSecure Oyj (b)	72,816	120,644
YIT Oyj (a)	81,438	217,303
		7,273,650
FRANCE — 1.5%
AB Science SA (a)(b)	24,007	148,409
Atos SE (b)	48,498	600,146
Aubay	6,121	314,553
Beneteau SA	31,922	534,097
Bigben Interactive (a)	25,421	146,379
Boiron SA	3,711	160,063
Bonduelle SCA (a)	14,906	194,659
Carbios SACA (b)	5,281	205,289
Casino Guichard Perrachon SA (a)(b)	24,008	170,195
Cellectis SA (b)	32,246	63,831
Chargeurs SA	11,651	196,962
Cie des Alpes	6,501	90,407
Claranova SE (b)	51,583	117,129
Coface SA	48,188	683,218
Criteo SA ADR (b)	20,932	659,463
DBV Technologies SA (a)(b)	26,978	94,262
Derichebourg SA	34,118	200,164
Elior Group SA (a)(b)(d)	70,400	247,356
Esker SA	2,578	367,474
Etablissements Maurel et Prom SA	2,264	8,474
Euroapi SA (b)	15,107	172,747
Fnac Darty SA	13,374	493,736
GL Events (b)	10,189	244,643
ID Logistics Group (b)	861	256,309
Innate Pharma SA (a)(b)	58,471	170,503
Kaufman & Broad SA	10,513	312,959
Korian SA (a)	24,553	183,795
LNA Sante SA (a)	8,395	304,633
Maisons du Monde SA (a)(d)	30,994	333,535
Manitou BF SA (a)	6,865	160,357
McPhy Energy SA (a)(b)	7,795	109,206
Mersen SA	8,658	386,136
Nacon SA (a)(b)	11,391	26,979
Security Description	Shares	Value
Nanobiotix SA (b)	15,496	$ 54,716
Nexity SA	14,140	355,486
Novacyt SA (b)	38,316	26,642
Orpea SA (a)(b)	24,405	52,155
Quadient SA (a)	20,966	382,223
Sequans Communications SA ADR (b)	27,659	55,318
SMCP SA (b)(d)	32,386	288,347
Solutions 30 SE (a)(b)	84,979	217,519
Trigano SA	3,316	432,320
Valneva SE (a)(b)	47,672	250,213
Vilmorin & Cie SA (a)	4,576	216,513
		10,689,520
GABON — 0.0% (e)
BW Energy Ltd. (b)	16,467	42,327
GERMANY — 3.3%
2G Energy AG	6,328	155,720
About You Holding SE (b)	22,423	124,487
ADLER Group SA (a)(b)(d)	60,783	59,698
Affimed NV (a)(b)	75,329	56,165
Allgeier SE	2,570	79,158
Amadeus Fire AG	3,634	547,215
ATAI Life Sciences NV (a)(b)	49,041	88,764
Atoss Software AG	1,009	182,632
Aumann AG (d)	399	6,546
AURELIUS Equity Opportunities SE & Co. KGaA	17,704	285,632
Bertrandt AG	3,269	177,580
Bilfinger SE	21,532	914,683
Borussia Dortmund GmbH & Co. KGaA (b)	54,558	243,618
CANCOM SE	9,039	309,343
CECONOMY AG (b)	120,214	327,561
Cewe Stiftung & Co. KGAA	3,646	376,314
CropEnergies AG	14,587	179,083
Datagroup SE	2,766	197,737
Deutsche Beteiligungs AG	9,042	274,081
Deutsche Pfandbriefbank AG (d)	104,802	908,620
Deutz AG	70,399	456,998
DIC Asset AG	47,253	406,084
Draegerwerk AG & Co. KGaA Preference Shares	5,683	261,481
Duerr AG	13,152	472,108
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,312	420,463
Elmos Semiconductor SE	11,115	1,080,792
ElringKlinger AG	15,237	155,610
flatexDEGIRO AG (b)	32,067	276,972
Gerresheimer AG	9,924	982,773
GFT Technologies SE	13,581	528,232
GRENKE AG	8,269	228,909
Hamborner REIT AG	56,400	447,926
Hamburger Hafen und Logistik AG	14,088	174,181

See accompanying notes to financial statements.
178

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Heidelberger Druckmaschinen AG (b)	85,467	$ 158,412
Hornbach Holding AG & Co. KGaA	7,188	575,162
Hypoport SE (b)	2,042	281,753
Indus Holding AG	24,170	656,487
Instone Real Estate Group SE (d)	25,457	215,730
Jenoptik AG	27,014	919,222
JOST Werke AG (d)	8,924	471,685
Jumia Technologies AG ADR (b)	39,029	128,405
Kloeckner & Co. SE	61,871	665,812
Koenig & Bauer AG (b)	9,979	209,678
Leoni AG (a)(b)	17,138	4,562
Lilium NV (a)(b)	66,390	43,154
LPKF Laser & Electronics SE (b)	9,660	97,290
MBB SE	2,770	240,456
Medios AG (b)	7,472	165,200
Mensch und Maschine Software SE	1,791	99,627
Montana Aerospace AG (b)(d)	11,473	187,627
MorphoSys AG (a)(b)	21,311	339,081
Nagarro SE (b)	2,650	269,483
New Work SE	1,026	186,377
Norma Group SE	18,998	449,135
PATRIZIA SE	17,726	184,881
Pfeiffer Vacuum Technology AG	4,128	696,948
ProSiebenSat.1 Media SE	28,213	286,964
PVA TePla AG (b)	9,279	218,761
SAF-Holland SE	37,181	474,645
Salzgitter AG	13,497	533,763
Secunet Security Networks AG	709	156,755
SFC Energy AG (b)	7,417	181,712
SGL Carbon SE (b)	17,440	172,234
Sirius Real Estate Ltd.	400,675	379,983
Stabilus SE	9,702	678,823
STRATEC SE	2,218	150,850
SUESS MicroTec SE	12,116	302,759
TAG Immobilien AG	84,091	582,424
Takkt AG	18,850	297,364
Vossloh AG	4,772	222,158
Westwing Group SE (b)	5,694	46,923
		23,319,451
GHANA — 0.1%
Tullow Oil PLC (a)(b)	1,140,298	444,689
GREECE — 0.0% (e)
TT Hellenic Postbank SA (b)(c)	129,076	—
GUERNSEY — 0.1%
Balanced Commercial Property Trust Ltd. REIT (a)	573,926	584,736
Security Description	Shares	Value
HONG KONG — 1.2%
Aidigong Maternal & Child Health Ltd. (a)(b)	3,858,000	$ 294,881
Alliance International Education Leasing Holdings Ltd. (a)(b)(d)	663,000	423,985
Apollo Future Mobility Group Ltd. (a)(b)	1,501,072	30,022
Cafe de Coral Holdings Ltd.	177,191	234,751
Canvest Environmental Protection Group Co. Ltd. (a)	511,000	236,298
China Ocean Resources Co. Ltd. (a)(b)(c)	26,593	—
Chow Sang Sang Holdings International Ltd.	68,000	94,767
C-Mer Eye Care Holdings Ltd. (a)(b)	392,000	230,208
Cowell e Holdings, Inc. (a)(b)	170,000	406,703
Dah Sing Financial Holdings Ltd.	42,000	107,810
EC Healthcare (a)	171,000	136,583
Esprit Holdings Ltd. (b)	1,104,400	95,668
Far East Consortium International Ltd.	705,897	173,553
Global Cord Blood Corp. (b)	8,412	25,068
Gold Fin Holdings (b)(c)	1,158,000	—
Haitong International Securities Group Ltd. (a)(b)	965,700	79,963
HKBN Ltd.	377,500	279,400
Hong Kong ChaoShang Group Ltd. (a)(b)	824,000	73,478
Hong Kong Technology Venture Co. Ltd. (a)	368,000	214,238
Hutchison Port Holdings Trust Stapled Security	2,293,200	428,828
Hutchison Telecommunications Hong Kong Holdings Ltd.	790,000	124,791
K Wah International Holdings Ltd.	1,234,238	438,668
Long Well International Holdings Ltd. (b)(c)	2,380,000	—
Luk Fook Holdings International Ltd.	174,000	556,360
Melco International Development Ltd. (b)	214,000	249,441
Modern Dental Group Ltd.	213,000	78,960
OCI International Holdings Ltd. (b)	400,000	36,688
Pacific Textiles Holdings Ltd.	528,000	170,172
PAX Global Technology Ltd.	465,000	390,366
Peace Mark Holdings Ltd. (b)(c)	504,228	—
Perfect Medical Health Management Ltd.	502,000	252,600
Prosperity REIT	640,000	163,058
Realord Group Holdings Ltd. (a)(b)	146,000	100,806

See accompanying notes to financial statements.
179

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sa Sa International Holdings Ltd. (a)(b)	789,248	$ 184,997
Shenzhou Space Park Group Ltd. (b)(c)	780,000	—
Shun Tak Holdings Ltd. (b)	1,070,849	196,437
SMI Holdings Group Ltd. (a)(b)(c)	608,081	—
Sun Hung Kai & Co. Ltd.	373,000	142,549
Sunlight Real Estate Investment Trust	607,000	247,441
Superb Summit International Group Ltd. (a)(b)(c)	1,685,500	—
Texhong International Group Ltd.	247,500	189,804
Truly International Holdings Ltd.	930,000	129,135
Value Partners Group Ltd. (a)	468,000	149,046
Vitasoy International Holdings Ltd.	404,000	782,273
Viva China Holdings Ltd. (a)(b)	1,456,000	252,251
Yuexiu Real Estate Investment Trust (a)	522,000	132,994
Zhuguang Holdings Group Co. Ltd. (a)(b)	1,462,000	152,719
		8,687,760
INDONESIA — 0.1%
First Pacific Co. Ltd.	1,464,000	469,975
First Resources Ltd.	244,000	288,128
		758,103
IRAQ — 0.1%
Genel Energy PLC	125,867	182,085
Gulf Keystone Petroleum Ltd.	184,215	332,093
		514,178
IRELAND — 0.6%
Amarin Corp. PLC ADR (a)(b)	154,174	231,261
C&C Group PLC (b)	194,782	378,357
Cairn Homes PLC	178,736	198,071
COSMO Pharmaceuticals NV (a)	5,328	331,269
Dalata Hotel Group PLC (b)	154,381	702,777
Fineos Corp. Ltd. CDI (b)	161,308	144,768
GH Research PLC (a)(b)	10,896	87,059
Glenveagh Properties PLC (b)(d)	261,524	284,133
Greencore Group PLC (b)	418,154	420,084
Irish Continental Group PLC	87,859	416,658
Irish Residential Properties REIT PLC (a)	387,809	391,842
Origin Enterprises PLC	68,245	306,218
Uniphar PLC (a)	110,805	358,745
		4,251,242
ISRAEL — 2.2%
AFI Properties Ltd. (b)	6,496	171,391
Allot Ltd. (a)(b)	20,685	55,643
AudioCodes Ltd.	17,792	268,303
Security Description	Shares	Value
Azorim-Investment Development & Construction Co. Ltd.	61,469	$ 152,603
BATM Advanced Communications Ltd. (a)(b)	154,767	42,482
Bet Shemesh Engines Holdings 1997 Ltd. (b)	8,978	197,181
Blue Square Real Estate Ltd.	2,539	137,504
Cellcom Israel Ltd. (b)	40,106	143,687
Ceragon Networks Ltd. (a)(b)	53,565	89,454
Clal Insurance Enterprises Holdings Ltd. (b)	42,429	574,338
Cognyte Software Ltd. (b)	29,377	99,588
Compugen Ltd. (a)(b)	61,563	43,217
Danel Adir Yeoshua Ltd.	1,669	121,908
Delek Automotive Systems Ltd.	26,822	248,878
Delta Galil Ltd.	6,404	253,268
Elco Ltd.	4,565	164,817
Electra Consumer Products 1970 Ltd.	5,858	158,040
Electreon Wireless Ltd. (b)	2,472	49,829
FIBI Holdings Ltd.	5,414	202,237
Formula Systems 1985 Ltd.	6,538	431,248
Fox Wizel Ltd.	3,699	313,845
G City Ltd.	110,229	362,772
Gilat Satellite Networks Ltd. (a)(b)	23,242	118,999
Hilan Ltd.	4,692	194,422
IDI Insurance Co. Ltd.	7,893	193,585
Innoviz Technologies Ltd. (a)(b)	71,062	248,717
Inrom Construction Industries Ltd.	84,468	286,201
Isracard Ltd.	69,469	289,402
Israel Canada T.R Ltd.	107,631	195,195
Isras Investment Co. Ltd.	1,409	231,347
Ituran Location & Control Ltd.	15,710	342,164
Kornit Digital Ltd. (b)	20,785	402,398
Magic Software Enterprises Ltd.	13,792	187,985
Matrix IT Ltd.	17,471	306,464
Mediterranean Towers Ltd. (b)	53,629	105,302
Mega Or Holdings Ltd.	8,093	172,395
Menora Mivtachim Holdings Ltd.	10,455	211,966
Migdal Insurance & Financial Holdings Ltd. (b)	419,718	446,453
Nano Dimension Ltd. ADR (a)(b)	129,520	374,313
Nano-X Imaging Ltd. (a)(b)	16,040	92,551
Oil Refineries Ltd.	2,318,690	631,729
One Software Technologies Ltd.	17,137	173,719
Oramed Pharmaceuticals, Inc. (a)(b)	14,306	31,187
Partner Communications Co. Ltd. (b)	63,908	295,699
Paz Oil Co. Ltd. (b)	6,403	625,247

See accompanying notes to financial statements.
180

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Perion Network Ltd. (b)	27,139	$ 1,074,162
Radware Ltd. (b)	29,078	626,340
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,318	314,296
REE Automotive Ltd. Class A (b)	132,788	43,222
REIT 1 Ltd.	131,193	572,044
Sapiens International Corp. NV	28,070	597,861
Sella Capital Real Estate Ltd. REIT	165,146	332,434
Shufersal Ltd.	49,711	240,364
Silicom Ltd. (b)	7,660	287,097
Sisram Medical Ltd. (a)(d)	112,800	202,035
Summit Real Estate Holdings Ltd.	13,621	149,426
Taboola.com Ltd. (a)(b)	75,160	204,435
Tel Aviv Stock Exchange Ltd. (b)	35,324	154,024
Tremor International Ltd. ADR (a)(b)	17,212	90,277
		15,327,690
ITALY — 1.8%
AMCO - Asset Management Co. SpA Class B (a)(b)(c)	325	—
Anima Holding SpA (d)	168,287	684,901
Arnoldo Mondadori Editore SpA	168,559	357,838
Ascopiave SpA	43,718	126,343
Avio SpA (a)	8,011	81,204
Banca IFIS SpA	16,111	244,353
Banca Monte dei Paschi di Siena SpA (b)	121,667	265,097
Banca Popolare di Sondrio SPA	111,726	475,100
Banca Sistema SpA (a)(d)	110,121	162,712
BFF Bank SpA (d)	53,140	528,266
Biesse SpA	13,512	214,917
Cromwell European Real Estate Investment Trust	144,600	237,222
Danieli & C Officine Meccaniche SpA	19,460	386,481
Datalogic SpA (a)	6,384	53,580
Digital Bros SpA (a)	6,448	145,573
doValue SpA (d)	25,148	172,129
El.En. SpA	44,318	579,236
Esprinet SpA	30,995	310,479
Eurotech SpA (a)(b)	43,865	146,689
Fila SpA	12,413	93,459
Fincantieri SpA (a)(b)	156,915	100,924
Gruppo MutuiOnline SpA	8,547	242,362
GVS SpA (a)(b)(d)	28,962	193,200
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	24,775	76,175
Italian Wine Brands SpA	5,932	153,709
Italmobiliare SpA	2,579	72,430
Security Description	Shares	Value
Iveco Group NV (b)	82,197	$ 779,168
Juventus Football Club SpA (a)(b)	797,204	287,033
Maire Tecnimont SpA (a)	73,929	317,907
MARR SpA	35,300	507,776
MFE-MediaForEurope NV Class A (a)	607,325	279,767
OVS SpA (d)	282,501	739,685
Piaggio & C SpA	98,571	421,087
RAI Way SpA (d)	56,578	340,539
Safilo Group SpA (b)	72,788	111,503
Saipem SpA (a)(b)	558,858	839,718
SOL SpA	8,643	231,938
Spaxs SpA (a)(b)	19,033	127,172
Tamburi Investment Partners SpA	75,082	677,054
Tinexta Spa	10,095	219,574
Unieuro SpA (a)(d)	22,838	269,462
Webuild SpA (a)	172,961	394,618
Zignago Vetro SpA	21,327	416,146
		13,064,526
JAPAN — 35.8%
3-D Matrix Ltd. (a)(b)	118,100	181,023
77 Bank Ltd.	38,000	617,297
Access Co. Ltd. (b)	38,100	250,202
Adastria Co. Ltd.	10,000	183,560
Advanced Media, Inc. (b)	18,100	242,077
Adways, Inc. (a)	10,500	53,806
Aeon Delight Co. Ltd.	17,400	397,445
Aeon Fantasy Co. Ltd. (a)	7,900	166,263
Ai Holdings Corp.	24,100	414,855
Aichi Financial Group, Inc.	18,648	301,389
Aichi Steel Corp.	3,200	56,263
Aida Engineering Ltd.	35,700	219,152
Aiful Corp. (a)	141,476	381,621
Aiming, Inc. (a)	25,200	86,910
Airtrip Corp. (a)	10,400	204,812
Aisan Industry Co. Ltd.	33,200	224,260
Akatsuki, Inc. (a)	2,300	38,434
Akebono Brake Industry Co. Ltd. (b)	83,400	90,863
Akita Bank Ltd.	1,800	23,858
Alconix Corp.	17,400	177,935
Altech Corp.	18,380	348,570
Amiyaki Tei Co. Ltd.	1,700	38,959
Amuse, Inc.	9,300	124,242
Anest Iwata Corp.	27,500	207,247
AnGes, Inc. (a)(b)	83,600	74,749
Anicom Holdings, Inc. (a)	53,800	206,161
Appier Group, Inc. (b)	26,300	331,591
Arakawa Chemical Industries Ltd. (a)	17,400	130,346
Arata Corp.	7,300	222,417
Arcland Service Holdings Co. Ltd. (a)	10,400	175,430
ARCLANDS Corp.	10,400	116,667

See accompanying notes to financial statements.
181

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Arcs Co. Ltd.	28,700	$ 484,120
Arealink Co. Ltd.	4,100	72,487
Argo Graphics, Inc. (a)	17,400	481,118
Arisawa Manufacturing Co. Ltd. (a)	17,400	163,946
Aruhi Corp. (a)	17,400	139,367
Asahi Holdings, Inc. (a)	52,957	804,561
ASAHI YUKIZAI Corp. (a)	10,500	249,699
Asanuma Corp.	16,600	388,527
ASKA Pharmaceutical Holdings Co. Ltd.	10,500	93,805
ASKUL Corp.	28,300	366,375
Atom Corp. (a)(b)	17,900	107,731
Atrae, Inc. (a)(b)	24,100	166,594
Autobacs Seven Co. Ltd.	28,200	306,176
Avex, Inc. (a)	21,900	246,332
Awa Bank Ltd. (a)	38,265	560,649
Axial Retailing, Inc.	10,000	257,720
Bando Chemical Industries Ltd.	32,700	259,949
Bank of Iwate Ltd.	8,000	127,673
Bank of Nagoya Ltd.	3,160	74,910
Bank of Saga Ltd. (a)	17,400	211,797
Bank of the Ryukyus Ltd. (a)	55,120	383,508
BASE, Inc. (b)	36,700	75,005
Belc Co. Ltd.	6,300	265,084
Bell System24 Holdings, Inc.	18,900	205,061
Belluna Co. Ltd. (a)	28,800	151,909
Bic Camera, Inc.	39,900	333,674
BML, Inc.	18,200	421,872
BrainPad, Inc. (b)	19,800	106,223
Broadleaf Co. Ltd. (a)	64,600	199,008
BRONCO BILLY Co. Ltd.	8,200	154,955
Bunka Shutter Co. Ltd. (a)	48,000	398,888
Bushiroad, Inc. (a)	29,000	167,781
CAICA DIGITAL, Inc. (b)	299,943	130,714
Can Do Co. Ltd. (a)	26,500	487,031
Carna Biosciences, Inc. (b)	4,400	15,704
Cawachi Ltd. (a)	4,600	79,046
Central Glass Co. Ltd.	34,569	762,861
Central Security Patrols Co. Ltd.	6,500	132,403
Change, Inc. (a)	22,300	392,918
Chiba Kogyo Bank Ltd. (a)	67,300	271,546
Chiyoda Co. Ltd.	22,800	139,620
Chiyoda Corp. (a)(b)	118,700	348,724
Chiyoda Integre Co. Ltd.	5,600	93,915
Chofu Seisakusho Co. Ltd.	17,400	290,893
Chubu Shiryo Co. Ltd. (a)	10,500	82,365
Chudenko Corp. (a)	10,000	160,343
Chugin Financial Group, Inc.	46,800	312,610
Chugoku Marine Paints Ltd.	39,500	324,987
CI Takiron Corp. (a)	49,800	184,472
Citizen Watch Co. Ltd. (a)	153,000	894,387
CKD Corp.	48,259	779,599
CMK Corp. (a)	45,200	154,867
COLOPL, Inc. (a)	39,900	179,279
Security Description	Shares	Value
Colowide Co. Ltd. (a)	24,300	$ 351,655
Computer Engineering & Consulting Ltd.	10,400	99,866
Comture Corp.	17,400	271,021
COOKPAD, Inc. (b)	247,600	388,823
Cosel Co. Ltd.	25,500	217,849
CRE Logistics REIT, Inc.	248	314,915
Create Restaurants Holdings, Inc. (a)	36,000	273,199
CTS Co. Ltd.	39,900	230,544
Curves Holdings Co. Ltd.	26,600	152,697
Cyber Security Cloud, Inc. (b)	2,500	36,423
CYBERDYNE, Inc. (a)(b)	17,400	37,130
Cybozu, Inc. (a)	31,400	692,692
Dai Nippon Toryo Co. Ltd.	10,500	66,823
Daido Metal Co. Ltd. (a)	30,800	118,257
Daihen Corp.	9,600	319,904
Daiho Corp. (a)	18,900	522,594
Daiichi Kigenso Kagaku-Kogyo Co. Ltd. (a)	24,900	189,524
Daiichikosho Co. Ltd.	37,000	607,168
Daiken Corp.	9,900	169,600
Daiki Aluminium Industry Co. Ltd. (a)	39,900	428,110
Daikyonishikawa Corp.	22,100	107,104
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,800	117,893
Daiseki Co. Ltd.	30,139	949,982
Daishi Hokuetsu Financial Group, Inc.	32,151	698,147
Daito Pharmaceutical Co. Ltd.	8,600	159,089
Daiwabo Holdings Co. Ltd.	50,074	821,336
DCM Holdings Co. Ltd.	82,764	718,254
Demae-Can Co. Ltd. (a)(b)	74,572	243,736
Denyo Co. Ltd. (a)	10,000	127,808
Digital Arts, Inc. (a)	8,100	310,391
Digital Garage, Inc. (a)	20,084	657,193
Digital Hearts Holdings Co. Ltd. (a)	6,200	67,735
Digital Holdings, Inc.	10,000	86,182
dip Corp. (a)	19,100	507,315
DKK Co. Ltd. (a)	8,700	146,035
DKS Co. Ltd. (a)	8,400	118,972
Doshisha Co. Ltd.	17,400	253,371
Doutor Nichires Holdings Co. Ltd.	51,552	733,248
DTS Corp.	46,087	1,115,036
Duskin Co. Ltd.	25,600	613,600
DyDo Group Holdings, Inc.	4,100	150,026
Earth Corp.	10,300	366,448
EDION Corp. (a)	77,905	750,426
eGuarantee, Inc.	27,600	451,048
E-Guardian, Inc. (a)	10,500	181,298
Ehime Bank Ltd.	23,740	150,192
Eiken Chemical Co. Ltd.	22,100	259,541
Eizo Corp.	10,500	323,071

See accompanying notes to financial statements.
182

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
en Japan, Inc. (a)	20,600	$ 352,749
Enigmo, Inc.	9,700	36,369
eRex Co. Ltd. (a)	29,400	404,474
ES-Con Japan Ltd.	39,900	260,524
Eslead Corp. (a)	21,400	353,746
ESPEC Corp.	19,200	293,576
euglena Co. Ltd. (b)	48,300	340,775
Exedy Corp.	20,400	277,896
FAN Communications, Inc. (a)	50,300	152,688
FCC Co. Ltd.	38,728	451,036
FDK Corp. (a)(b)	25,800	169,622
Feed One Co. Ltd.	9,160	46,526
Ferrotec Holdings Corp.	44,078	1,099,549
FIDEA Holdings Co. Ltd.	19,610	196,409
Financial Partners Group Co. Ltd.	30,900	268,161
Fixstars Corp. (a)	20,800	230,521
Freee KK (a)(b)	18,500	468,442
Fronteo, Inc. (a)(b)	21,600	129,025
Fudo Tetra Corp.	9,040	110,784
Fuji Co. Ltd. (a)	22,100	286,940
Fuji Pharma Co. Ltd.	7,000	59,591
Fuji Seal International, Inc.	14,000	158,840
Fuji Soft, Inc. (a)	19,757	1,138,599
Fujibo Holdings, Inc.	7,200	178,796
Fujimi, Inc.	9,961	546,362
Fujimori Kogyo Co. Ltd.	7,500	179,484
Fujita Kanko, Inc. (b)	4,399	110,396
Fujitec Co. Ltd. (a)	43,781	1,080,627
Fujiya Co. Ltd.	200	3,710
Fukuda Corp.	4,000	139,755
Fukui Bank Ltd. (a)	12,900	144,324
Fukuoka REIT Corp. (a)	904	1,100,368
Fukushima Galilei Co. Ltd.	8,400	301,375
FULLCAST Holdings Co. Ltd.	10,400	188,558
Funai Soken Holdings, Inc. (a)	24,300	494,801
Furukawa Co. Ltd.	17,838	171,156
Furukawa Electric Co. Ltd. (a)	22,200	410,506
Furuno Electric Co. Ltd. (a)	22,800	167,201
Fuso Chemical Co. Ltd. (a)	17,400	492,231
Futaba Corp.	10,500	41,025
Fuyo General Lease Co. Ltd.	9,572	647,291
GA Technologies Co. Ltd. (b)	14,400	131,568
Gakken Holdings Co. Ltd.	24,000	153,460
Genki Sushi Co. Ltd. (a)	1,600	36,847
Genky DrugStores Co. Ltd.	5,100	149,448
Geo Holdings Corp. (a)	23,200	279,258
giftee, Inc. (a)(b)	9,300	160,928
Giken Ltd. (a)	8,900	185,570
Global One Real Estate Investment Corp. REIT	379	297,584
GLOBERIDE, Inc. (a)	15,200	282,437
Glory Ltd.	35,500	772,203
GMO GlobalSign Holdings KK (a)	1,700	51,924
GNI Group Ltd. (a)(b)	18,800	146,767
Security Description	Shares	Value
Goldcrest Co. Ltd.	18,100	$ 232,285
Gree, Inc.	53,200	275,813
GS Yuasa Corp. (a)	38,498	689,024
G-Tekt Corp. (a)	18,400	197,977
GungHo Online Entertainment, Inc.	18,800	342,126
Gunma Bank Ltd.	81,700	271,945
Gunze Ltd. (a)	9,200	310,031
Gurunavi, Inc. (b)	42,800	107,088
H.U. Group Holdings, Inc.	31,397	628,931
H2O Retailing Corp. (a)	73,700	824,550
Hachijuni Bank Ltd.	139,900	604,422
Hamakyorex Co. Ltd.	7,200	174,468
Hankyu Hanshin REIT, Inc.	500	521,076
Hanwa Co. Ltd.	24,244	718,631
Happinet Corp. (a)	3,700	51,765
Hazama Ando Corp. (a)	106,901	687,559
HEALIOS KK (b)	24,300	59,522
Heiwa Real Estate Co. Ltd.	19,100	543,193
Heiwa Real Estate REIT, Inc.	456	522,504
Heiwado Co. Ltd.	22,800	348,621
Hennge KK (a)(b)	8,800	48,995
Hibiya Engineering Ltd.	7,500	121,891
Hiday Hidaka Corp. (a)	17,404	280,760
Hioki EE Corp.	8,200	532,332
Hirano Tecseed Co. Ltd. (a)	10,400	161,130
Hirata Corp. (a)	6,800	349,989
Hirogin Holdings, Inc.	58,500	275,160
HIS Co. Ltd. (a)(b)	21,000	315,418
Hochiki Corp.	20,100	233,788
Hogy Medical Co. Ltd.	10,500	250,488
Hokkaido Electric Power Co., Inc. (b)	121,500	443,677
Hokkoku Financial Holdings, Inc. (a)	17,900	556,139
Hokuetsu Corp. (a)	56,100	373,888
Hokuhoku Financial Group, Inc. (a)	77,700	540,029
Hokuriku Electric Power Co. (a)(b)	60,000	267,338
H-One Co. Ltd. (a)	24,000	113,788
Hoosiers Holdings Co. Ltd. (a)	46,400	287,974
Hoshino Resorts REIT, Inc.	184	953,941
Hosiden Corp.	27,000	326,621
Hosokawa Micron Corp.	9,600	209,182
Howa Machinery Ltd.	35,500	238,196
Hyakugo Bank Ltd.	130,400	363,501
Hyakujushi Bank Ltd.	19,300	266,392
IBJ, Inc.	18,100	95,471
Ichibanya Co. Ltd.	5,600	212,067
Ichigo Hotel REIT Investment Corp.	265	206,281
Ichigo Office REIT Investment Corp.	642	466,944
Ichigo, Inc.	31,200	64,937
Ichikoh Industries Ltd.	36,400	127,998
Idec Corp.	17,500	451,668

See accompanying notes to financial statements.
183

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Iino Kaiun Kaisha Ltd.	108,880	$ 821,365
Imuraya Group Co. Ltd. (a)	8,600	143,710
Inaba Denki Sangyo Co. Ltd.	21,000	456,007
Inabata & Co. Ltd.	22,900	462,336
Infocom Corp. (a)	17,700	311,203
Infomart Corp.	93,300	192,783
Insource Co. Ltd. (a)	40,800	412,629
Intage Holdings, Inc.	39,900	464,686
Iriso Electronics Co. Ltd. (a)	10,300	379,991
Ishihara Sangyo Kaisha Ltd. (a)	20,000	167,556
Istyle, Inc. (a)(b)	39,900	167,287
Itfor, Inc.	45,400	293,707
Itochu Enex Co. Ltd.	31,400	266,366
Itoki Corp.	32,100	180,169
J Trust Co. Ltd. (a)	64,000	189,947
Jaccs Co. Ltd.	15,000	494,778
JAFCO Group Co. Ltd.	58,380	830,365
Japan Aviation Electronics Industry Ltd. (a)	42,890	740,561
Japan Communications, Inc. (b)	148,300	275,228
Japan Display, Inc. (a)(b)	446,910	134,318
Japan Elevator Service Holdings Co. Ltd. (a)	26,000	419,626
Japan Excellent, Inc. REIT	757	681,977
Japan Lifeline Co. Ltd.	36,100	248,460
Japan Material Co. Ltd. (a)	49,074	869,460
Japan Petroleum Exploration Co. Ltd.	19,400	650,845
Japan Pulp & Paper Co. Ltd. (a)	7,900	305,695
Japan Securities Finance Co. Ltd. (a)	29,300	223,894
Japan Steel Works Ltd.	45,797	853,038
Japan Wool Textile Co. Ltd.	25,400	188,367
JCU Corp.	16,747	433,492
JINS Holdings, Inc.	6,600	178,774
Joshin Denki Co. Ltd. (a)	13,500	198,204
Joyful Honda Co. Ltd.	51,800	666,717
JSP Corp.	8,100	94,396
JTOWER, Inc. (a)(b)	5,500	202,495
Juki Corp.	38,000	178,165
Juroku Financial Group, Inc.	21,000	445,593
JVCKenwood Corp. (a)	89,800	257,073
Kaga Electronics Co. Ltd.	21,300	801,811
Kamakura Shinsho Ltd.	5,300	40,579
Kameda Seika Co. Ltd. (a)	3,900	128,789
Kamei Corp.	22,300	246,475
Kanamoto Co. Ltd.	21,100	345,457
Kanematsu Corp.	82,735	1,020,744
Kanto Denka Kogyo Co. Ltd.	24,000	185,919
Kaonavi, Inc. (a)(b)	8,100	153,492
Katakura Industries Co. Ltd.	71,348	994,980
Kato Sangyo Co. Ltd.	10,400	274,281
KAWADA TECHNOLOGIES, Inc.	1,300	36,776
Security Description	Shares	Value
Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	$ 142,084
Keiyo Bank Ltd. (a)	87,600	372,542
Keiyo Co. Ltd.	36,400	230,286
Kenedix Retail REIT Corp.	285	503,017
Kenko Mayonnaise Co. Ltd. (a)	17,400	157,801
KH Neochem Co. Ltd.	20,200	363,961
Kisoji Co. Ltd. (a)	10,300	171,344
Kissei Pharmaceutical Co. Ltd.	26,000	515,937
Kitanotatsujin Corp.	52,800	132,903
Kitz Corp.	125,355	874,066
Kiyo Bank Ltd.	74,565	831,426
KLab, Inc. (b)	10,100	29,521
Koa Corp. (a)	21,700	300,334
Kobe Steel Ltd.	152,600	1,207,362
Kohnan Shoji Co. Ltd.	10,500	256,011
Komatsu Matere Co. Ltd. (a)	30,700	159,394
KOMEDA Holdings Co. Ltd.	24,800	438,458
Komeri Co. Ltd.	10,300	211,742
Komori Corp. (a)	54,436	405,335
Konica Minolta, Inc.	79,600	340,314
Konishi Co. Ltd. (a)	17,600	253,242
Konoike Transport Co. Ltd.	17,400	194,670
Koshidaka Holdings Co. Ltd.	26,600	192,070
Kotobuki Spirits Co. Ltd.	20,277	1,427,572
Kourakuen Holdings Corp. (a)(b)	8,000	62,514
Krosaki Harima Corp.	3,300	164,640
Kudan, Inc. (a)(b)	7,800	131,104
Kumagai Gumi Co. Ltd.	18,200	363,617
Kumiai Chemical Industry Co. Ltd.	58,300	372,342
Kura Sushi, Inc. (a)	17,400	426,208
Kurabo Industries Ltd.	30,970	585,705
Kureha Corp. (a)	8,200	520,625
Kusuri No. Aoki Holdings Co. Ltd.	5,100	257,127
KYB Corp.	13,683	413,297
Kyoei Steel Ltd. (a)	20,200	244,057
Kyokuto Kaihatsu Kogyo Co. Ltd. (a)	20,000	242,843
KYORIN Holdings, Inc.	35,300	451,959
Kyoritsu Maintenance Co. Ltd.	17,400	699,452
Kyosan Electric Manufacturing Co. Ltd. (a)	17,400	55,564
Kyushu Financial Group, Inc. (a)	228,955	820,584
LAC Co. Ltd.	6,900	36,343
Lacto Japan Co. Ltd. (a)	7,400	113,427
LEC, Inc. (a)	18,900	114,317
Leopalace21 Corp. (b)	281,220	754,343
LIFENET INSURANCE Co. (b)	17,400	151,918
LIFULL Co. Ltd.	36,700	59,287
Locondo, Inc. (b)	4,100	34,102
M&A Capital Partners Co. Ltd. (b)	8,400	233,526
Macnica Holdings, Inc.	33,405	943,743

See accompanying notes to financial statements.
184

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Maeda Kosen Co. Ltd. (a)	7,500	$ 181,174
Makino Milling Machine Co. Ltd.	21,548	786,051
Mandom Corp. (a)	20,000	221,955
Mars Group Holdings Corp.	17,400	398,099
Marudai Food Co. Ltd. (a)	45,431	496,331
Maruha Nichiro Corp.	38,102	679,933
Marusan Securities Co. Ltd. (a)	73,038	234,332
Maruwa Co. Ltd. (a)	3,600	496,626
Matsuya Co. Ltd. (a)	32,100	266,033
Max Co. Ltd.	23,400	372,740
Maxell Ltd.	29,400	339,970
MCJ Co. Ltd.	46,600	325,979
MEC Co. Ltd. (a)	18,600	357,913
Media Do Co. Ltd. (b)	4,300	45,620
Medical Data Vision Co. Ltd.	18,900	128,518
Medinet Co. Ltd. (a)(b)	637,100	320,728
Medley, Inc. (a)(b)	12,600	381,531
MedPeer, Inc. (a)(b)	7,200	59,617
Megachips Corp.	16,719	410,783
Megmilk Snow Brand Co. Ltd.	26,500	351,037
Meidensha Corp.	29,849	430,836
Meiko Electronics Co. Ltd. (a)	17,467	383,489
Meiko Network Japan Co. Ltd. (a)	30,600	148,298
Meisei Industrial Co. Ltd.	36,500	212,270
Meitec Corp.	31,900	566,621
Melco Holdings, Inc. (a)	4,000	98,279
Menicon Co. Ltd. (a)	20,300	428,147
Mie Kotsu Group Holdings, Inc.	59,100	248,230
Milbon Co. Ltd.	15,200	622,436
Mimasu Semiconductor Industry Co. Ltd.	19,300	426,488
Minkabu The Infonoid, Inc. (a)	6,800	99,530
Mirai Corp. REIT	678	229,498
MIRAIT ONE Corp.	47,401	587,304
Miroku Jyoho Service Co. Ltd.	10,500	129,702
Mitsubishi Estate Logistics REIT Investment Corp.	167	489,996
Mitsubishi Kakoki Kaisha Ltd.	16,500	277,335
Mitsubishi Logisnext Co. Ltd. (a)	17,400	123,025
Mitsubishi Pencil Co. Ltd.	30,400	371,406
Mitsubishi Research Institute, Inc. (a)	6,900	264,408
Mitsubishi Shokuhin Co. Ltd.	8,000	195,357
Mitsuboshi Belting Ltd.	17,500	517,413
Mitsui DM Sugar Holdings Co. Ltd. (a)	27,800	425,073
Mitsui Matsushima Holdings Co. Ltd. (a)	18,000	444,286
Mitsui Mining & Smelting Co. Ltd. (a)	35,631	860,723
Mitsui-Soko Holdings Co. Ltd.	18,900	557,386
Mixi, Inc.	26,000	520,039
Miyaji Engineering Group, Inc.	2,600	73,063
Miyazaki Bank Ltd.	6,980	122,723
Security Description	Shares	Value
Mizuho Leasing Co. Ltd. (a)	10,400	$ 274,281
Mizuno Corp.	7,800	181,975
Mochida Pharmaceutical Co. Ltd.	19,200	481,839
Modec, Inc. (b)	9,000	94,538
Monex Group, Inc. (a)	105,607	378,500
Money Forward, Inc. (a)(b)	18,400	631,122
Monogatari Corp.	8,400	169,969
Mori Trust REIT, Inc.	1,110	571,305
Morinaga Milk Industry Co. Ltd.	16,800	602,119
Morita Holdings Corp.	25,000	249,831
MOS Food Services, Inc. (a)	17,400	392,869
m-up Holdings, Inc. (a)	18,900	161,606
Musashi Seimitsu Industry Co. Ltd. (a)	31,500	441,885
Musashino Bank Ltd.	10,480	174,969
Nachi-Fujikoshi Corp.	17,400	516,417
Nagaileben Co. Ltd.	17,400	266,707
Nagano Keiki Co. Ltd. (a)	28,100	278,276
Nakanishi, Inc.	71,249	1,406,350
NanoCarrier Co. Ltd. (b)	103,800	187,182
Nanto Bank Ltd. (a)	10,000	174,619
NET One Systems Co. Ltd.	27,700	658,731
Neturen Co. Ltd.	65,583	342,476
Nextage Co. Ltd. (a)	43,740	907,073
NexTone, Inc. (a)(b)	4,200	97,513
NHK Spring Co. Ltd.	39,900	283,908
Nichias Corp.	38,618	772,128
Nichiban Co. Ltd.	10,000	144,489
Nichicon Corp.	46,300	480,081
Nichiha Corp.	20,100	407,618
Nichireki Co. Ltd. (a)	10,500	117,394
Nihon House Holdings Co. Ltd. (a)	55,200	163,829
Nihon Nohyaku Co. Ltd. (a)	39,900	202,063
Nihon Parkerizing Co. Ltd.	64,600	481,503
Nihon Tokushu Toryo Co. Ltd. (a)	10,500	74,318
Nihon Trim Co. Ltd.	1,500	34,150
Nikkiso Co. Ltd.	74,840	528,587
Nikkon Holdings Co. Ltd. (a)	71,238	1,324,773
Nippon Carbide Industries Co., Inc.	19,300	190,984
Nippon Carbon Co. Ltd.	17,471	538,216
Nippon Ceramic Co. Ltd.	10,400	211,298
Nippon Chemical Industrial Co. Ltd.	8,100	120,566
Nippon Coke & Engineering Co. Ltd. (a)(b)	748,072	489,009
Nippon Densetsu Kogyo Co. Ltd. (a)	27,400	326,107
Nippon Gas Co. Ltd.	67,900	981,588
Nippon Kayaku Co. Ltd.	52,300	470,382
Nippon Koei Co. Ltd.	9,800	248,148
Nippon Light Metal Holdings Co. Ltd. (a)	39,790	437,095

See accompanying notes to financial statements.
185

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Nippon Paper Industries Co. Ltd. (b)	20,400	$ 156,805
Nippon Parking Development Co. Ltd.	782,991	1,370,778
Nippon Pillar Packing Co. Ltd. (a)	18,000	507,176
NIPPON REIT Investment Corp.	477	1,146,893
Nippon Road Co. Ltd.	4,700	257,795
Nippon Sheet Glass Co. Ltd. (a)(b)	49,800	237,232
Nippon Signal Company Ltd.	37,400	298,436
Nippon Soda Co. Ltd.	17,400	603,359
Nippon Steel Trading Corp.	3,600	251,289
Nippon Thompson Co. Ltd.	62,800	274,151
Nippon Yakin Kogyo Co. Ltd. (a)	8,600	274,949
Nipro Corp. (a)	10,400	79,627
Nishimatsu Construction Co. Ltd. (a)	27,583	709,834
Nishimatsuya Chain Co. Ltd. (a)	27,453	337,052
Nishi-Nippon Financial Holdings, Inc.	88,900	726,750
Nishio Rent All Co. Ltd.	17,600	410,609
Nissan Shatai Co. Ltd. (a)	25,400	161,458
Nissei ASB Machine Co. Ltd. (a)	4,700	138,433
Nissei Plastic Industrial Co. Ltd. (a)	27,800	207,001
Nissha Co. Ltd.	27,600	385,517
Nisshin Oillio Group Ltd.	13,600	332,106
Nisshinbo Holdings, Inc.	84,700	644,048
Nissin Corp.	10,500	166,861
Nissui Corp.	172,054	701,971
Nitta Corp.	9,900	218,025
Nittetsu Mining Co. Ltd. (a)	6,400	172,154
Nitto Boseki Co. Ltd. (a)	25,730	389,556
Nitto Kogyo Corp. (a)	25,500	506,206
Nittoku Co. Ltd. (a)	9,400	205,742
Nohmi Bosai Ltd.	20,600	261,737
Nojima Corp. (a)	21,000	220,745
Nomura Co. Ltd.	49,600	336,903
Noritake Co. Ltd.	6,900	237,967
Noritsu Koki Co. Ltd.	9,800	164,867
Noritz Corp.	18,100	236,229
North Pacific Bank Ltd.	174,600	364,707
NS United Kaiun Kaisha Ltd.	10,000	309,189
NSD Co. Ltd.	45,006	806,179
NTN Corp. (a)	234,900	594,795
NTT UD REIT Investment Corp. (a)	1,488	1,508,237
Obara Group, Inc. (a)	8,900	264,479
Ogaki Kyoritsu Bank Ltd. (a)	10,000	134,195
Ohara, Inc.	9,600	84,683
Ohsho Food Service Corp. (a)	6,800	307,581
Oiles Corp. (a)	17,400	219,641
Security Description	Shares	Value
Oisix ra daichi, Inc. (a)(b)	14,800	$ 255,544
Oita Bank Ltd. (a)	15,380	236,438
Okabe Co. Ltd.	21,600	124,643
Okamoto Industries, Inc. (a)	6,360	189,954
Okamura Corp.	64,168	657,639
Okasan Securities Group, Inc. (a)	100,882	357,017
Oki Electric Industry Co. Ltd. (a)	54,900	296,177
Okinawa Electric Power Co., Inc. (a)(b)	18,077	146,284
Okinawa Financial Group, Inc.	26,500	414,554
OKUMA Corp. (a)	13,200	586,160
Okumura Corp.	16,800	395,101
Okuwa Co. Ltd. (a)	20,500	130,310
OncoTherapy Science, Inc. (b)	158,500	55,973
One REIT, Inc. (a)	96	166,408
Open Door, Inc. (a)(b)	8,500	99,376
Open Up Group, Inc.	46,777	674,469
Optex Group Co. Ltd.	20,700	322,888
Optim Corp. (b)	31,000	215,922
Optorun Co. Ltd.	17,400	289,455
Oriental Shiraishi Corp.	110,200	269,932
Osaka Organic Chemical Industry Ltd.	24,200	392,029
Osaka Soda Co. Ltd. (a)	10,400	340,311
OSAKA Titanium Technologies Co. Ltd. (a)	8,500	203,734
Osaki Electric Co. Ltd.	16,000	63,957
OSG Corp.	30,500	455,586
Outsourcing, Inc.	35,500	345,958
Oyo Corp. (a)	22,200	370,973
Pacific Industrial Co. Ltd.	33,500	290,473
Pacific Metals Co. Ltd. (a)(b)	7,399	107,296
Pack Corp.	10,000	222,030
PAL GROUP Holdings Co. Ltd.	10,400	241,070
Paramount Bed Holdings Co. Ltd.	26,000	460,651
Pasona Group, Inc.	10,500	147,847
Penta-Ocean Construction Co. Ltd.	173,453	823,670
PeptiDream, Inc. (b)	36,500	515,317
Pharma Foods International Co. Ltd. (a)	10,400	110,650
PIA Corp. (b)	5,100	123,007
Pigeon Corp.	50,500	777,478
Pilot Corp.	13,100	423,247
Piolax, Inc. (a)	19,200	278,428
PKSHA Technology, Inc. (a)(b)	12,500	169,622
Pole To Win Holdings, Inc.	20,500	137,550
Precision System Science Co. Ltd. (b)	8,000	22,541
Press Kogyo Co. Ltd.	279,110	1,044,382
Pressance Corp.	5,500	73,683
Prestige International, Inc.	63,800	285,707
Prima Meat Packers Ltd.	17,700	292,717
Procrea Holdings, Inc. (a)	10,230	161,801

See accompanying notes to financial statements.
186

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Qol Holdings Co. Ltd. (a)	10,500	$ 91,596
Raccoon Holdings, Inc. (a)	15,800	97,704
Raito Kogyo Co. Ltd.	43,614	639,349
Raiznext Corp.	33,500	366,237
Raksul, Inc. (a)(b)	26,900	278,116
RaQualia Pharma, Inc. (a)(b)	21,300	134,115
Relia, Inc.	26,800	293,392
RENOVA, Inc. (b)	17,000	254,189
ReproCELL, Inc. (a)(b)	48,600	88,005
Resorttrust, Inc.	51,574	817,263
Restar Holdings Corp.	10,500	170,727
Retail Partners Co. Ltd. (a)	10,500	107,611
Rheon Automatic Machinery Co. Ltd. (a)	10,500	102,957
Ricoh Leasing Co. Ltd. (a)	7,700	220,430
Riken Corp.	7,000	136,381
Riken Keiki Co. Ltd.	16,768	715,623
Riken Technos Corp.	54,700	242,079
Riken Vitamin Co. Ltd.	10,500	151,713
Ringer Hut Co. Ltd. (a)(b)	17,400	295,731
Riso Kagaku Corp. (a)	9,200	159,474
Rock Field Co. Ltd. (a)	17,400	204,606
Rokko Butter Co. Ltd.	17,400	176,236
Rorze Corp.	17,034	1,489,787
Round One Corp. (a)	148,700	570,935
Royal Holdings Co. Ltd. (a)	17,400	364,368
RS Technologies Co. Ltd.	9,800	238,944
Ryobi Ltd. (a)	16,400	189,643
Ryosan Co. Ltd. (a)	10,000	246,450
S Foods, Inc.	17,400	372,474
Sac's Bar Holdings, Inc.	36,900	229,291
Sagami Holdings Corp. (a)	25,400	244,858
Saizeriya Co. Ltd.	17,600	435,735
Sakai Chemical Industry Co. Ltd. (a)	26,953	358,455
Sakai Moving Service Co. Ltd.	4,200	146,112
Sakata INX Corp.	26,200	203,749
Sakata Seed Corp.	19,000	558,194
Sakura Internet, Inc. (a)	46,700	217,552
Sala Corp.	66,000	373,416
SAMTY Co. Ltd. (a)	18,700	309,255
San-A Co. Ltd.	10,200	312,691
San-Ai Obbli Co. Ltd.	45,200	465,619
SanBio Co. Ltd. (a)(b)	17,400	89,687
Sanei Architecture Planning Co. Ltd.	19,900	234,900
Sangetsu Corp.	38,100	639,533
San-In Godo Bank Ltd.	90,500	502,513
Sanken Electric Co. Ltd. (a)	16,818	1,334,421
Sanki Engineering Co. Ltd.	28,100	309,102
Sankyo Tateyama, Inc.	31,000	166,774
Sanoh Industrial Co. Ltd. (a)	45,800	226,780
Sansan, Inc. (b)	34,100	384,070
Sanyo Chemical Industries Ltd.	5,400	173,251
Sanyo Denki Co. Ltd.	5,000	231,047
Security Description	Shares	Value
Sanyo Electric Railway Co. Ltd. (a)	7,800	$ 133,507
Sanyo Special Steel Co. Ltd.	20,287	373,760
Sanyo Trading Co. Ltd.	30,700	279,573
Sapporo Holdings Ltd.	44,442	1,137,013
Sato Holdings Corp.	30,040	494,083
Seikagaku Corp. (a)	24,800	151,494
Seiko Group Corp.	11,800	256,676
Seiren Co. Ltd. (a)	45,812	802,717
Sekisui Jushi Corp. (a)	17,500	273,368
Sekisui Kasei Co. Ltd.	25,400	79,584
Senko Group Holdings Co. Ltd.	51,800	367,804
Senshu Ikeda Holdings, Inc.	158,260	275,876
Septeni Holdings Co. Ltd.	21,200	57,504
Seria Co. Ltd.	21,000	413,720
Shibaura Machine Co. Ltd.	10,200	241,416
Shibuya Corp.	17,400	326,454
Shiga Bank Ltd. (a)	30,800	619,980
Shikoku Bank Ltd. (a)	24,000	157,067
Shikoku Electric Power Co., Inc. (b)	71,500	404,535
Shikoku Kasei Holdings Corp.	26,400	278,302
Shima Seiki Manufacturing Ltd. (a)	23,645	334,537
Shinagawa Refractories Co. Ltd.	6,400	219,761
Shin-Etsu Polymer Co. Ltd.	25,000	280,074
Shinmaywa Industries Ltd. (a)	26,000	230,521
Shizuoka Gas Co. Ltd. (a)	30,600	264,178
Shochiku Co. Ltd. (a)	17,093	1,467,976
Shoei Co. Ltd.	20,800	433,535
Shoei Foods Corp.	7,200	218,288
Siix Corp.	23,900	253,205
Sinfonia Technology Co. Ltd.	48,280	571,713
Sinko Industries Ltd. (a)	17,400	216,242
Sintokogio Ltd. (a)	38,800	242,846
SKY Perfect JSAT Holdings, Inc.	64,600	250,944
Snow Peak, Inc. (a)	9,300	142,550
Sodick Co. Ltd.	28,300	161,605
Solasia Pharma KK (b)	332,000	122,233
Solasto Corp.	26,900	128,143
Sosei Group Corp. (a)(b)	39,900	679,640
Sotetsu Holdings, Inc. (a)	43,600	742,992
Sourcenext Corp. (a)(b)	25,000	41,138
S-Pool, Inc.	29,600	132,332
ST Corp. (a)	10,400	122,137
St. Marc Holdings Co. Ltd. (a)	10,000	130,213
Star Asia Investment Corp. REIT	720	296,461
Star Micronics Co. Ltd.	22,400	303,458
Starts Corp., Inc.	17,900	342,022
Starts Proceed Investment Corp. REIT	178	304,669
Starzen Co. Ltd. (a)	9,600	156,958
Stella Chemifa Corp. (a)	7,200	142,875
StemRIM, Inc. (a)(b)	21,800	170,023

See accompanying notes to financial statements.
187

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Studio Alice Co. Ltd. (a)	17,400	$ 280,173
Sumida Corp.	21,300	266,150
Sumitomo Densetsu Co. Ltd. (a)	18,300	351,177
Sumitomo Mitsui Construction Co. Ltd.	87,160	251,480
Sumitomo Osaka Cement Co. Ltd. (a)	22,179	621,592
Sumitomo Seika Chemicals Co. Ltd.	2,400	77,992
Sumitomo Warehouse Co. Ltd. (a)	45,726	747,269
Sun Corp.	9,000	130,581
Sun Frontier Fudousan Co. Ltd.	10,000	96,251
Sun-Wa Technos Corp.	23,200	338,700
Suruga Bank Ltd.	149,300	520,514
SWCC Showa Holdings Co. Ltd.	4,500	64,073
SymBio Pharmaceuticals Ltd. (a)(b)	26,800	86,991
Syuppin Co. Ltd. (a)	23,200	149,042
T Hasegawa Co. Ltd. (a)	10,500	234,394
T RAD Co. Ltd. (a)(b)	11,200	197,424
Tachi-S Co. Ltd.	22,700	204,674
Tadano Ltd.	73,400	575,221
Taihei Dengyo Kaisha Ltd. (a)	12,500	380,851
Taiho Kogyo Co. Ltd.	25,500	121,666
Taikisha Ltd.	10,500	290,330
Taiko Pharmaceutical Co. Ltd. (b)	39,900	114,523
Taiyo Holdings Co. Ltd. (a)	21,600	405,740
Takamatsu Construction Group Co. Ltd. (a)	7,900	120,438
Takaoka Toko Co. Ltd. (a)	1,900	33,563
Takara Holdings, Inc. (a)	47,300	363,217
Takara Standard Co. Ltd.	31,800	350,997
Takasago International Corp. (a)	26,400	519,113
Takasago Thermal Engineering Co. Ltd.	38,100	603,749
Takashimaya Co. Ltd.	67,000	973,108
Takeuchi Manufacturing Co. Ltd.	24,300	535,334
Takuma Co. Ltd.	39,900	397,831
Tamron Co. Ltd.	10,000	236,306
Tamura Corp. (a)	53,800	333,092
Tanseisha Co. Ltd. (a)	25,800	149,267
Tatsuta Electric Wire & Cable Co. Ltd. (b)	53,100	283,673
Tayca Corp.	10,500	92,622
TechMatrix Corp. (a)	28,400	316,670
Teikoku Electric Manufacturing Co. Ltd.	3,600	66,325
Teikoku Sen-I Co. Ltd.	17,400	216,111
TerraSky Co. Ltd. (b)	3,000	41,250
TKC Corp. (a)	21,400	590,112
Security Description	Shares	Value
TKP Corp. (b)	7,800	$ 167,850
Toa Corp. (f)	21,700	134,514
Toa Corp. (a)(f)	8,000	159,531
TOA ROAD Corp. (a)	15,800	445,187
Toagosei Co. Ltd.	141,888	1,313,442
Tobishima Corp.	10,410	82,442
TOC Co. Ltd. (a)	82,560	393,911
Tocalo Co. Ltd.	36,500	355,429
Toho Bank Ltd. (a)	90,000	146,743
Toho Titanium Co. Ltd. (a)	25,900	429,104
Toho Zinc Co. Ltd. (a)	6,800	103,975
Tokai Carbon Co. Ltd.	61,500	582,238
TOKAI Holdings Corp.	49,200	322,726
Tokai Rika Co. Ltd. (a)	21,700	265,278
Tokai Tokyo Financial Holdings, Inc. (a)	132,500	364,377
Tokushu Tokai Paper Co. Ltd.	5,100	112,661
Tokuyama Corp.	17,800	281,531
Tokyo Kiraboshi Financial Group, Inc.	10,000	197,235
Tokyo Seimitsu Co. Ltd.	24,155	929,248
Tokyo Steel Manufacturing Co. Ltd. (a)	58,675	602,224
Tokyotokeiba Co. Ltd.	8,900	270,497
Tokyu Construction Co. Ltd.	39,900	202,363
Tokyu REIT, Inc.	615	836,389
Tomoe Engineering Co. Ltd.	2,800	50,892
TOMONY Holdings, Inc. (a)	101,480	269,160
Tomy Co. Ltd.	62,400	694,375
Tonami Holdings Co. Ltd. (a)	4,200	130,017
Topcon Corp.	60,578	811,105
Topre Corp. (a)	27,200	250,766
Topy Industries Ltd.	24,698	366,694
Torex Semiconductor Ltd. (a)	21,500	385,769
Toridoll Holdings Corp. (a)	23,600	482,498
Torii Pharmaceutical Co. Ltd.	5,600	133,804
Torikizoku Holdings Co. Ltd. (a)	17,400	277,950
Tosei REIT Investment Corp.	232	231,669
Tosho Co. Ltd. (a)	9,000	77,835
Totetsu Kogyo Co. Ltd. (a)	10,500	213,724
Towa Bank Ltd. (a)	30,600	125,076
Towa Pharmaceutical Co. Ltd.	10,000	142,385
Toyo Construction Co. Ltd.	39,900	274,614
Toyo Corp. (a)	5,668	58,047
Toyo Gosei Co. Ltd. (a)	2,000	135,247
Toyo Ink SC Holdings Co. Ltd.	24,300	375,391
Toyo Kanetsu KK (a)	7,500	147,757
Toyo Tanso Co. Ltd.	8,300	256,003
Toyobo Co. Ltd.	42,778	333,957
TPR Co. Ltd.	19,300	194,175
Trancom Co. Ltd. (a)	3,800	211,286
Transcosmos, Inc.	10,500	247,333
TRE Holdings Corp. (a)	46,339	497,894
Tri Chemical Laboratories, Inc.	30,995	564,286
Trusco Nakayama Corp.	24,700	416,275
TS Tech Co. Ltd.	26,000	328,004

See accompanying notes to financial statements.
188

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
TSI Holdings Co. Ltd.	77,700	$ 370,139
Tsubaki Nakashima Co. Ltd.	29,600	212,398
Tsubakimoto Chain Co.	20,700	500,041
Tsugami Corp.	39,900	429,909
Tsukishima Kikai Co. Ltd. (a)	29,900	244,430
Tsukuba Bank Ltd.	118,500	189,650
Tsurumi Manufacturing Co. Ltd. (a)	17,400	271,021
UACJ Corp.	10,000	197,986
Uchida Yoko Co. Ltd.	6,800	251,123
Union Tool Co.	7,200	178,255
Unipres Corp. (a)	20,400	141,017
United Arrows Ltd. (a)	10,400	149,956
United Super Markets Holdings, Inc.	37,700	315,559
UNITED, Inc.	5,300	50,973
Unitika Ltd. (b)	6,400	10,627
Universal Entertainment Corp. (b)	17,400	321,225
UT Group Co. Ltd. (a)(b)	10,500	193,764
V Technology Co. Ltd.	3,872	81,635
Valor Holdings Co. Ltd.	36,400	526,759
Valqua Ltd.	10,476	271,169
ValueCommerce Co. Ltd.	17,400	222,256
V-Cube, Inc. (a)	7,200	28,185
Vector, Inc.	20,400	233,138
Vision, Inc. (a)(b)	18,100	217,733
Vital KSK Holdings, Inc.	30,700	206,220
VT Holdings Co. Ltd.	90,500	344,755
Wacom Co. Ltd. (a)	83,200	431,347
Wakachiku Construction Co. Ltd. (a)	3,800	109,069
Wakita & Co. Ltd.	17,400	159,109
Warabeya Nichiyo Holdings Co. Ltd.	17,400	236,637
Watahan & Co. Ltd. (a)	24,900	266,044
WATAMI Co. Ltd. (a)	18,800	127,838
WDB Holdings Co. Ltd. (a)	7,500	111,917
WealthNavi, Inc. (a)(b)	13,500	120,809
West Holdings Corp. (a)	17,900	435,765
World Co. Ltd. (a)	10,000	111,278
World Holdings Co. Ltd. (a)	9,000	173,522
W-Scope Corp. (a)(b)	22,700	213,884
YAKUODO Holdings Co. Ltd. (a)	7,700	144,176
YAMABIKO Corp.	25,000	247,201
Yamagata Bank Ltd. (a)	15,600	118,738
Yamaguchi Financial Group, Inc.	73,200	446,603
Yamaichi Electronics Co. Ltd. (a)	18,800	277,854
YA-MAN Ltd. (a)	10,400	92,833
Yamanashi Chuo Bank Ltd. (a)	24,900	213,658
Yamashin-Filter Corp.	35,500	90,691
Yamazen Corp.	54,500	416,459
Yellow Hat Ltd.	21,600	295,866
Yodogawa Steel Works Ltd. (a)	21,100	430,751
Security Description	Shares	Value
Yokogawa Bridge Holdings Corp.	20,900	$ 339,827
Yokowo Co. Ltd. (a)	23,000	361,184
Yondoshi Holdings, Inc.	10,400	139,485
Yonex Co. Ltd.	28,500	307,078
Yorozu Corp. (a)	10,400	66,187
Yoshinoya Holdings Co. Ltd. (a)	35,400	646,611
Yuasa Trading Co. Ltd.	10,300	292,926
Yurtec Corp.	35,700	222,371
Zenrin Co. Ltd.	49,965	313,102
ZERIA Pharmaceutical Co. Ltd. (a)	24,900	420,020
ZIGExN Co. Ltd.	39,900	144,502
Zojirushi Corp. (a)	26,300	315,189
		254,633,769
JERSEY — 0.1%
JTC PLC (d)	67,028	582,624
LUXEMBOURG — 0.0% (e)
Arrival SA (b)	138,838	18,604
B&S Group Sarl (a)(d)	22,084	98,132
		116,736
MACAU — 0.0% (e)
MECOM Power & Construction Ltd. (a)	647,999	135,379
MALAYSIA — 0.0% (e)
Frencken Group Ltd.	236,500	201,004
MALTA — 0.1%
Catena Media PLC (a)(b)	27,806	84,736
Kambi Group PLC (b)	13,545	242,305
		327,041
MEXICO — 0.1%
Borr Drilling Ltd. (b)	119,998	916,733
MYANMAR — 0.0% (e)
Yoma Strategic Holdings Ltd. (b)	949,800	75,724
NETHERLANDS — 1.0%
AMG Advanced Metallurgical Group NV	14,937	636,474
Brunel International NV	20,267	281,404
CM.com NV (a)(b)	4,726	46,262
Corbion NV	17,536	576,132
Flow Traders Ltd.	21,050	611,080
ForFarmers NV (a)	11,480	40,598
Fugro NV (b)	32,954	418,536
Heijmans NV CVA	28,336	389,131
Koninklijke BAM Groep NV (b)	52,923	126,151
Merus NV (a)(b)	21,090	388,056
NSI NV REIT	14,966	377,228
Ordina NV	43,978	284,768
Pharming Group NV (a)(b)	445,454	592,855
PostNL NV (a)	217,034	394,488

See accompanying notes to financial statements.
189

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shop Apotheke Europe NV (b)(d)	6,610	$ 599,075
SIF Holding NV (a)	9,416	122,760
Sligro Food Group NV	7,955	136,209
TKH Group NV	7,257	377,977
TomTom NV (a)(b)	51,603	423,003
Van Lanschot Kempen NV ADR	8,366	255,862
Vastned Retail NV REIT (a)	14,669	338,664
		7,416,713
NEW ZEALAND — 0.5%
Air New Zealand Ltd. (b)	311,480	149,081
Argosy Property Ltd. (a)	434,953	302,062
Heartland Group Holdings Ltd. (a)	190,727	186,152
Kiwi Property Group Ltd.	895,752	509,989
KMD Brands Ltd. (a)	211,312	145,428
Oceania Healthcare Ltd.	173,320	79,160
Pacific Edge Ltd. (a)(b)	501,715	134,976
Precinct Properties New Zealand Ltd. (a)	547,050	434,672
Pushpay Holdings Ltd. (b)	560,808	487,709
SKY Network Television Ltd.	36,588	57,686
SKYCITY Entertainment Group Ltd.	395,418	591,270
Summerset Group Holdings Ltd.	56,854	313,022
Vital Healthcare Property Trust REIT	306,225	448,320
		3,839,527
NORWAY — 1.7%
Aker Solutions ASA	186,710	678,161
ArcticZymes Technologies ASA (a)(b)	36,613	144,940
Avance Gas Holding Ltd. (d)	99,116	646,855
Bergenbio ASA (a)(b)	104,287	47,936
Bonheur ASA	5,037	111,820
Borregaard ASA	19,618	327,432
BW Offshore Ltd.	125,685	356,662
Crayon Group Holding ASA (b)(d)	17,203	140,770
Elmera Group ASA (a)(d)	24,018	38,413
Europris ASA (d)	99,165	687,890
FLEX LNG Ltd. (a)	26,457	871,534
FREYR Battery SA (a)(b)	31,207	277,430
Grieg Seafood ASA	32,831	256,269
Hexagon Composites ASA (b)	28,069	89,248
IDEX Biometrics ASA (b)	712,905	67,287
Kahoot! ASA (a)(b)	198,739	454,668
Kid ASA (d)	14,040	113,815
Kitron ASA	246,353	865,626
LINK Mobility Group Holding ASA (a)(b)	137,321	110,401
Nykode Therapeutics ASA (b)	40,690	84,775
Odfjell Drilling Ltd. (b)	594	1,500
Opera Ltd. ADR	24,298	247,111
Security Description	Shares	Value
Pexip Holding ASA (a)(b)	41,774	$ 58,993
PGS ASA (b)	494,770	455,885
PhotoCure ASA (b)	17,230	99,450
Protector Forsikring ASA	65,978	875,667
SFL Corp. Ltd.	73,500	698,250
SpareBank 1 Nord Norge	45,382	381,755
SpareBank 1 SMN (a)	47,075	555,563
Stolt-Nielsen Ltd.	14,515	461,515
TGS ASA	57,392	1,028,038
Veidekke ASA	86,311	916,422
XXL ASA (d)	57,410	13,836
		12,165,917
PERU — 0.0% (e)
Hochschild Mining PLC	236,076	246,652
PORTUGAL — 0.3%
Altri SGPS SA (a)	139,915	721,443
Greenvolt-Energias Renovaveis SA (a)(b)	35,032	252,341
Mota-Engil SGPS SA	45,806	79,028
REN - Redes Energeticas Nacionais SGPS SA	319,465	937,123
		1,989,935
SINGAPORE — 1.0%
AEM Holdings Ltd. (a)	50,400	120,546
AIMS APAC REIT	299,304	297,154
BW LPG Ltd. (d)	78,887	590,159
CapitaLand China Trust REIT	433,234	364,952
Capitaland India Trust (a)	517,100	423,932
CDL Hospitality Trusts Stapled Security	509,880	456,363
Ezion Holdings Ltd. (b)(c)	4,945,500	—
Ezra Holdings Ltd. (a)(b)(c)	1,444,295	—
Far East Hospitality Trust Stapled Security	291,200	128,128
Hyflux Ltd. (a)(b)(c)	33,300	—
iFAST Corp. Ltd.	82,300	303,932
IGG, Inc. (a)(b)	508,000	199,319
Keppel Pacific Oak U.S. REIT	481,000	182,780
Lendlease Global Commercial REIT	909,297	465,061
Manulife U.S. Real Estate Investment Trust	853,955	183,600
Midas Holdings Ltd. (a)(b)(c)	1,078,700	—
Oceanus Group Ltd. (a)(b)	10,180,200	91,883
OUE Commercial Real Estate Investment Trust	1,326,618	314,305
Prestige Biopharm Ltd. (b)	7,390	64,372
Prime U.S. REIT	231,300	74,016
Raffles Medical Group Ltd.	589,074	660,163
Sasseur Real Estate Investment Trust (a)	248,600	139,301
Sheng Siong Group Ltd.	478,800	608,606
Singapore Post Ltd.	894,900	336,542
Starhill Global REIT (a)	915,601	358,101
Swiber Holdings Ltd. (a)(b)(c)	100,100	—

See accompanying notes to financial statements.
190

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
TDCX, Inc. ADR (b)	14,229	$ 126,638
Technics Oil & Gas Ltd. (b)(c)	1,254	—
UMS Holdings Ltd.	598,192	499,412
		6,989,265
SOUTH AFRICA — 0.0% (e)
Great Basin Gold Ltd. (b)(c)	266,255	—
Scatec ASA (d)	30,383	201,565
		201,565
SOUTH KOREA — 11.9%
AbClon, Inc. (b)	10,884	177,241
ABLBio, Inc. (b)	17,668	289,072
Ace Technologies Corp. (b)	12,328	48,579
Advanced Process Systems Corp.	9,078	155,501
AfreecaTV Co. Ltd.	5,943	387,116
Ahnlab, Inc.	3,306	157,447
Air Busan Co. Ltd. (b)	30,473	93,279
Alchera, Inc. (b)	11,186	110,842
Amicogen, Inc. (b)	15,097	198,301
Amotech Co. Ltd. (b)	16,685	236,847
Anam Electronics Co. Ltd. (b)	102,377	177,726
Ananti, Inc. (b)	23,720	123,533
Anterogen Co. Ltd. (b)	3,450	59,097
APAM Corp. (b)(c)	6,724	—
Aprogen Biologics (b)	1,731	485
Aprogen, Inc. (b)	17,024	19,497
AptaBio Therapeutics, Inc. (b)	6,941	54,809
Asiana Airlines, Inc. (b)	17,921	190,106
BGF Co. Ltd.	37,245	124,021
BH Co. Ltd. (a)	18,923	363,387
Binex Co. Ltd. (b)	18,412	133,651
Binggrae Co. Ltd.	1,759	56,140
Bioneer Corp. (b)	11,121	370,316
Biosolution Co. Ltd. (b)	3,888	41,184
BNC Korea Co. Ltd. (b)	23,156	70,792
Boditech Med, Inc.	11,793	96,203
Boryung	31,233	208,964
Bukwang Pharmaceutical Co. Ltd. (b)	22,026	135,521
BusinessOn Communication Co. Ltd.	2,799	19,028
Cafe24 Corp. (b)	14,968	109,801
CammSys Corp. (b)	152,725	230,756
Cellid Co. Ltd. (b)	3,764	26,600
Cellivery Therapeutics, Inc. (a)(b)	22,930	117,657
Cellumed Co. Ltd. (b)	44,497	184,229
Chabiotech Co. Ltd. (b)	31,157	299,161
Chong Kun Dang Pharmaceutical Corp.	5,474	326,291
Chongkundang Holdings Corp.	2,273	88,346
CJ CGV Co. Ltd. (b)	8,059	96,013
CJ Freshway Corp.	2,283	51,996
Classys, Inc.	11,697	195,422
Security Description	Shares	Value
CMG Pharmaceutical Co. Ltd. (b)	62,103	$ 98,031
CNK International Co. Ltd. (b)(c)	16,071	—
Com2uS Holdings Corp. (b)	2,052	75,816
Com2uSCorp	7,753	430,573
Connectwave Co. Ltd. (b)	9,504	99,504
CORESTEMCHEMON, Inc. (b)	7,380	43,083
Cosmax, Inc. (b)	6,862	426,948
CosmoAM&T Co. Ltd. (b)	11,994	1,417,887
Cosmochemical Co. Ltd. (b)	15,869	607,650
Creative & Innovative System (b)	18,009	198,509
CrystalGenomics, Inc. (b)	31,054	79,075
Cuckoo Homesys Co. Ltd.	7,552	153,726
CUROCOM Co. Ltd. (b)	55,455	18,487
Dae Han Flour Mills Co. Ltd.	594	65,932
Daea TI Co. Ltd. (b)	36,878	93,480
Daeduck Co. Ltd.	20,125	103,419
Daeduck Electronics Co. Ltd.	33,379	607,660
Daejoo Electronic Materials Co. Ltd.	5,345	418,370
Daesang Corp.	19,462	293,160
Daesung Holdings Co. Ltd.	8,702	917,091
Daewon Media Co. Ltd.	6,565	72,365
Daewon Pharmaceutical Co. Ltd.	14,171	156,639
Daewoong Co. Ltd.	24,450	285,283
Daewoong Pharmaceutical Co. Ltd.	1,205	97,374
Daishin Securities Co. Ltd. Preference Shares	69,583	664,375
Danal Co. Ltd. (b)	26,060	99,888
Daou Technology, Inc.	21,786	349,754
Dasan Networks, Inc. (b)	11,555	34,216
Dawonsys Co. Ltd. (b)	24,333	260,928
Dentium Co. Ltd.	6,926	743,221
Devsisters Co. Ltd. (a)(b)	5,226	226,807
DGB Financial Group, Inc.	113,534	601,747
DI Dong Il Corp.	7,639	145,522
DIAC Co. Ltd. (b)(c)	33,459	74,983
DIO Corp. (b)	6,346	121,134
DL Holdings Co. Ltd.	3,463	141,781
DMS Co. Ltd.	50,045	261,402
Dong-A Socio Holdings Co. Ltd.	4,995	325,365
Dong-A ST Co. Ltd.	5,376	226,297
Dongjin Semichem Co. Ltd.	25,058	635,184
Dongkoo Bio & Pharma Co. Ltd.	3,933	18,489
DongKook Pharmaceutical Co. Ltd.	18,747	223,924
Dongkuk Steel Mill Co. Ltd.	25,805	241,826
Dongsuh Cos., Inc.	22,108	333,356
Dongsung Finetec Co. Ltd.	10,606	88,882
Dongsung Pharmaceutical Co. Ltd. (b)	30,105	143,605

See accompanying notes to financial statements.
191

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Dongwha Enterprise Co. Ltd. (b)	3,105	$ 135,710
Dongwha Pharm Co. Ltd.	35,562	227,000
Dongwon F&B Co. Ltd.	484	59,670
Dongwon Industries Co. Ltd.	3,933	154,680
Dongyang Steel Pipe Co. Ltd. (b)	165,920	135,479
Doosan Co. Ltd. (a)	5,037	378,786
Doosan Tesna, Inc.	3,003	91,115
DoubleUGames Co. Ltd.	7,547	256,233
Dreamtech Co. Ltd.	12,532	97,322
Duk San Neolux Co. Ltd. (b)	5,861	218,125
E Investment&Development Co. Ltd. (b)	55,907	78,760
Echo Marketing, Inc.	63,224	611,916
Eco&Dream Co. Ltd. (b)	6,068	223,964
Ecopro Co. Ltd.	208	79,647
Ecopro HN Co. Ltd.	3,820	225,060
EM-Tech Co. Ltd.	21,597	415,566
ENF Technology Co. Ltd.	24,834	417,763
Enplus Co. Ltd. (b)	29,203	253,481
Enzychem Lifesciences Corp. (b)	28,983	42,856
Eo Technics Co. Ltd.	2,467	168,844
Eoflow Co. Ltd. (a)(b)	18,506	398,024
Eone Diagnomics Genome Center Co. Ltd. (b)	55,224	62,527
E-TRON Co. Ltd. (b)	406,185	73,321
Eubiologics Co. Ltd. (b)	16,016	88,578
Eugene Corp.	47,105	122,661
Eugene Investment & Securities Co. Ltd.	130,348	247,810
Eugene Technology Co. Ltd.	4,846	118,000
Eutilex Co. Ltd. (b)	8,007	32,044
Fila Holdings Corp.	14,655	410,883
Fine M-Tec Co. Ltd. (b)	12,896	99,059
Fine Technix Co. Ltd. (b)	7,075	14,646
Foosung Co. Ltd. (a)	42,810	515,950
FSN Co. Ltd. (b)	49,236	146,742
GAEASOFT (b)	12,642	75,162
GC Cell Corp.	7,195	229,360
GemVax & Kael Co. Ltd. (b)	14,744	160,821
GeneOne Life Science, Inc. (b)	38,985	190,456
Genexine, Inc. (b)	15,963	151,188
Genome & Co. (b)	5,598	84,969
Genomictree, Inc. (b)	6,953	61,366
Giantstep, Inc. (b)	6,579	101,072
GOLFZON Co. Ltd.	2,430	238,735
Golfzon Newdin Holdings Co. Ltd.	3,438	13,680
Gradiant Corp.	7,253	87,525
Grand Korea Leisure Co. Ltd. (b)	17,740	273,217
Gravity Co. Ltd. ADR (a)	1,526	88,203
Green Cross Holdings Corp.	16,949	200,756
G-SMATT GLOBAL Co. Ltd. (b)(c)	4,929	—
Security Description	Shares	Value
HAESUNG DS Co. Ltd.	18,445	$ 748,086
Hana Tour Service, Inc. (b)	6,376	298,756
Hanall Biopharma Co. Ltd. (b)	18,324	258,283
Hancom, Inc. (b)	10,636	134,885
Handsome Co. Ltd.	13,401	268,154
Hanil Cement Co. Ltd.	12,921	128,530
Hanjin Shipping Co. Ltd. (b)(c)	1,732	—
Hanjin Transportation Co. Ltd.	5,817	91,152
Hankook & Co. Co. Ltd.	16,915	155,267
Hankook Shell Oil Co. Ltd.	917	162,008
Hanmi Semiconductor Co. Ltd.	34,962	555,912
Hansae Co. Ltd.	13,151	156,881
Hansol Chemical Co. Ltd.	3,328	612,249
Hansol Holdings Co. Ltd.	59,263	145,216
Hansol Paper Co. Ltd.	29,301	264,910
Hanwha General Insurance Co. Ltd. (b)	53,158	173,130
Hanwha Investment & Securities Co. Ltd. (b)	102,031	211,609
Harim Holdings Co. Ltd.	75,086	924,552
HDC Holdings Co. Ltd.	17,764	92,242
HDC Hyundai Development Co-Engineering & Construction Class E	17,178	148,972
Hecto Innovation Co. Ltd.	27,789	278,989
Helixmith Co. Ltd. (b)	15,033	106,583
HFR, Inc. (b)	5,026	121,032
HJ Magnolia Yongpyong Hotel & Resort Corp. (b)	48,174	118,044
HL Holdings Corp.	3,350	80,543
HLB Global Co. Ltd. (b)	16,362	76,415
HLB Life Science Co. Ltd. (a)(b)	43,916	369,045
Hlb Pharma Ceutical Co. Ltd. (b)	9,140	92,744
HLB Therapeutics Co. Ltd. (b)	33,170	134,785
Homecast Co. Ltd. (b)	22,120	72,043
HS Industries Co. Ltd.	41,241	120,696
Humasis Co. Ltd. (b)	65,556	229,120
Humedix Co. Ltd.	1,548	27,408
Huons Co. Ltd.	5,347	130,199
Huons Global Co. Ltd.	3,210	48,599
Hyosung Advanced Materials Corp.	591	196,115
Hyosung Chemical Corp. (b)	2,178	217,658
Hyosung Heavy Industries Corp. (b)	5,734	293,780
Hyosung TNC Corp.	686	233,436
Hyundai Bioland Co. Ltd.	31,959	292,132
Hyundai Bioscience Co. Ltd. (b)	32,385	513,692
Hyundai Construction Equipment Co. Ltd.	8,560	342,571
HYUNDAI Corp.	3,148	39,512
Hyundai Department Store Co. Ltd.	4,909	206,262

See accompanying notes to financial statements.
192

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hyundai Doosan Infracore Co. Ltd.	44,466	$ 257,195
Hyundai Electric & Energy System Co. Ltd.	12,159	353,978
Hyundai Elevator Co. Ltd.	12,002	292,248
Hyundai Ezwel Co. Ltd.	22,908	121,592
Hyundai Greenfood Co. Ltd.	41,139	229,103
Hyundai Home Shopping Network Corp.	4,784	178,226
Hyundai Livart Furniture Co. Ltd. (b)	15,483	94,074
Icure Pharm, Inc. (b)	17,276	54,209
Il Dong Pharmaceutical Co. Ltd. (b)	10,831	180,953
Iljin Diamond Co. Ltd.	3,638	53,626
Ilyang Pharmaceutical Co. Ltd.	9,638	124,450
InBody Co. Ltd.	10,122	226,255
Innocean Worldwide, Inc.	6,777	211,610
InnoWireless Co. Ltd.	6,433	140,831
Innox Advanced Materials Co. Ltd.	7,202	222,668
Inscobee, Inc. (b)	65,652	70,249
Insun ENT Co. Ltd. (b)	45,353	300,995
Intellian Technologies, Inc. (a)	3,567	256,459
Interojo Co. Ltd.	5,130	118,019
iNtRON Biotechnology, Inc. (a)(b)	17,848	102,960
IS Dongseo Co. Ltd. (b)	7,235	226,467
ISC Co. Ltd.	1	31
Jahwa Electronics Co. Ltd. (b)	27,828	650,891
JB Financial Group Co. Ltd.	120,059	806,019
Jeil Pharmaceutical Co. Ltd.	5,771	82,098
Jeisys Medical, Inc.	55,698	368,368
Jeju Air Co. Ltd. (b)	12,719	154,365
Jenax, Inc. (b)(c)	1,564	—
JETEMA Co. Ltd. (b)	8,436	129,147
Jin Air Co. Ltd. (b)	26,240	347,488
JoyCity Corp. (b)	34,862	119,701
JW Pharmaceutical Corp.	8,244	131,400
JW Shinyak Corp. (b)	16,015	37,828
JYP Entertainment Corp.	23,935	1,423,028
Kangstem Biotech Co. Ltd. (b)	23,360	54,100
KC Co. Ltd.	7,184	120,851
KEPCO Plant Service & Engineering Co. Ltd.	17,817	517,327
KG DONGBUSTEEL (a)	16,247	125,923
KG Eco Technology Service Co. Ltd.	14,741	208,119
Kginicis Co. Ltd.	18,908	184,599
KGMobilians Co. Ltd.	13,554	69,027
KH FEELUX Co. Ltd. (b)	41,265	13,503
KH Vatec Co. Ltd. (a)	9,356	134,104
KINX, Inc.	5,659	266,899
KMW Co. Ltd. (b)	17,591	302,000
Koh Young Technology, Inc.	27,850	361,536
Kolmar BNH Co. Ltd.	33,761	614,614
Kolmar Korea Co. Ltd.	10,758	346,246
Security Description	Shares	Value
Kolon Industries, Inc.	10,945	$ 374,123
KoMiCo Ltd.	2,871	110,928
Komipharm International Co. Ltd. (b)	18,858	97,488
KONA I Co. Ltd. (b)	7,528	103,912
Korea Electric Terminal Co. Ltd.	3,349	159,237
Korea Electronic Power Industrial Development Co. Ltd.	17,132	107,120
Korea Line Corp. (b)	108,561	181,790
Korea Petrochemical Ind Co. Ltd.	3,065	431,315
Korea Pharma Co. Ltd.	3,199	49,637
Korea Real Estate Investment & Trust Co. Ltd.	66,236	67,109
Korea United Pharm, Inc.	8,673	138,904
Korean Reinsurance Co.	127,896	714,217
KT Skylife Co. Ltd.	6,919	41,508
Kukdo Chemical Co. Ltd.	2,992	108,248
Kuk-il Paper Manufacturing Co. Ltd. (b)	36,435	22,390
Kumho Tire Co., Inc. (b)	62,031	178,205
KUMHOE&C Co. Ltd.	17,295	82,367
Kwang Dong Pharmaceutical Co. Ltd.	21,977	93,185
L&C Bio Co. Ltd.	5,332	105,260
LabGenomics Co. Ltd. (b)	13,460	53,350
LB Semicon, Inc. (b)	13,397	91,690
LegoChem Biosciences, Inc. (b)	13,054	369,003
LEMON Co. Ltd. (b)	11,035	87,731
LF Corp.	3,086	41,128
Lime Co. Ltd. (b)(c)	2,258	—
Lock&Lock Co. Ltd.	4,719	21,894
Lotte Chilsung Beverage Co. Ltd.	3,281	415,591
Lotte Confectionery Co. Ltd.	2,275	191,178
LOTTE Fine Chemical Co. Ltd.	16,719	750,002
LOTTE Himart Co. Ltd.	5,036	47,116
Lotte Tour Development Co. Ltd. (a)(b)	9,087	95,976
LS Corp. (a)	9,193	562,095
LS Electric Co. Ltd.	13,386	580,949
LX INTERNATIONAL Corp.	27,947	621,474
LX Semicon Co. Ltd. (a)	5,926	509,822
M2N Co. Ltd. (b)	17,388	66,248
Macrogen, Inc.	9,401	145,869
Maeil Dairies Co. Ltd.	1,095	40,247
Magnachip Semiconductor Corp. (b)	27,986	259,710
Mcnex Co. Ltd.	5,632	135,409
ME2ON Co. Ltd. (b)	46,721	139,605
Medipost Co. Ltd. (b)	10,124	112,606
MedPacto, Inc. (b)	6,997	103,247
Medytox, Inc.	3,387	576,273
Meerecompany, Inc.	487	16,890

See accompanying notes to financial statements.
193

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MegaStudyEdu Co. Ltd.	5,661	$ 253,513
Mezzion Pharma Co. Ltd. (b)	11,501	141,526
MiCo Ltd. (b)	11,139	91,210
Miwon Commercial Co. Ltd.	1,127	147,514
Modetour Network, Inc. (b)	9,244	131,007
Myoung Shin Industrial Co. Ltd. (b)	8,178	133,175
Namhae Chemical Corp.	23,998	166,826
Namsun Aluminum Co. Ltd. (b)	43,626	82,604
Naturecell Co. Ltd. (a)(b)	38,767	536,011
Neowiz (b)	12,910	396,666
NEPES Corp. (b)	11,608	211,768
NewGLAB Pharma Co. Ltd. (b)	15,902	16,893
NEXTIN, Inc.	4,144	211,680
NHN Corp. (b)	19,234	388,566
NHN KCP Corp. (a)	16,276	157,403
NICE Holdings Co. Ltd.	6,459	60,529
NICE Information Service Co. Ltd.	32,290	305,575
NKMax Co. Ltd. (b)	16,485	131,693
NongShim Co. Ltd.	3,175	924,319
NOVAREX Co. Ltd.	13,541	92,052
Okins Electronics Co. Ltd. (b)	9,490	140,908
OliX Pharmaceuticals, Inc. (b)	5,813	100,020
OptoElectronics Solutions Co. Ltd.	2,632	41,850
OPTRON-TEC, Inc. (b)	67,346	173,299
Orion Holdings Corp.	14,958	195,556
Oscotec, Inc. (b)	14,810	206,249
Ottogi Corp.	1,489	512,403
Paradise Co. Ltd. (b)	29,875	385,299
Park Systems Corp.	2,292	268,135
Partron Co. Ltd.	8,977	56,888
Peptron, Inc.	21,906	122,163
PharmaResearch Co. Ltd.	3,426	184,741
Pharmicell Co. Ltd. (b)	45,296	317,665
PI Advanced Materials Co. Ltd.	10,562	305,051
POLUS BioPharm, Inc. (b)(c)	21,662	—
Poongsan Corp.	19,212	557,832
Posco ICT Co. Ltd.	9,950	72,608
Power Logics Co. Ltd. (b)	18,320	86,685
Prestige Biologics Co. Ltd. (b)	15,459	62,223
PSK Holdings, Inc.	2	15
PSK, Inc.	24,896	398,726
RAPHAS Co. Ltd. (b)	4,625	92,546
Reyon Pharmaceutical Co. Ltd.	4,203	57,887
RFHIC Corp.	5,587	117,804
RFTech Co. Ltd. (b)	13,142	49,616
Rsupport Co. Ltd.	22,419	74,394
S&S Tech Corp.	5,178	160,887
Sam Chun Dang Pharm Co. Ltd.	7,096	440,962
Sambu Engineering & Construction Co. Ltd. (b)	85,421	78,148
Samick THK Co. Ltd.	22,014	247,390
Samjin Pharmaceutical Co. Ltd.	12,069	196,538
Security Description	Shares	Value
Samsung Pharmaceutical Co. Ltd. (b)	35,056	$ 69,743
Samwha Capacitor Co. Ltd.	4,342	162,594
Samyang Holdings Corp.	4,740	274,165
Sang-A Frontec Co. Ltd.	4,441	110,526
Sangsangin Co. Ltd.	28,727	109,449
SaraminHR Co. Ltd.	5,710	106,143
Seah Besteel Holdings Corp.	8,416	146,424
Sebang Global Battery Co. Ltd.	2,704	115,484
Seegene, Inc.	13,414	255,534
Seobu T&D	17,339	103,087
Seohan Co. Ltd.	183,250	139,072
Seojin System Co. Ltd. (b)	8,777	122,366
Seoul Semiconductor Co. Ltd.	28,181	248,939
Seoul Viosys Co. Ltd. (b)	7,776	30,164
SFA Engineering Corp.	23,233	701,353
SFA Semicon Co. Ltd. (b)	36,902	160,437
SGC Energy Co. Ltd.	5,430	126,798
Shin Poong Pharmaceutical Co. Ltd. (b)	11,444	158,318
Shinsegae Information & Communication Co. Ltd.	30,484	370,908
Shinsegae International, Inc.	7,293	121,284
Shinsung E&G Co. Ltd. (b)	243,132	342,329
SIMMTECH Co. Ltd.	9,283	226,397
Sindoh Co. Ltd.	1,754	45,404
SK Chemicals Co. Ltd.	3,260	186,558
SK D&D Co. Ltd.	5,230	77,133
SK Discovery Co. Ltd.	4,613	111,972
SK Networks Co. Ltd.	82,453	285,325
SK oceanplant Co. Ltd. (b)	11,384	173,316
SK Rent A Car Co. Ltd.	3,637	21,316
SK Securities Co. Ltd.	364,144	197,477
SL Corp.	4,923	105,505
SM Entertainment Co. Ltd. (a)	11,082	793,365
Solid, Inc.	19,539	83,898
SOLUM Co. Ltd. (b)	17,425	299,150
Solus Advanced Materials Co. Ltd.	10,365	374,202
Songwon Industrial Co. Ltd.	18,066	259,781
Soulbrain Holdings Co. Ltd.	4,929	106,012
SPC Samlip Co. Ltd.	2,028	106,241
Ssangyong Motor Co. (b)(c)	28,147	29,945
ST Pharm Co. Ltd.	9,419	535,397
STCUBE (a)(b)	20,575	287,957
STIC Investments, Inc.	16,660	68,849
Sugentech, Inc.	14,506	90,255
Suheung Co. Ltd.	1,808	40,900
Sungshin Cement Co. Ltd.	17,449	144,353
Synopex, Inc. (b)	37,509	80,098
T&R Biofab Co. Ltd. (b)	12,799	138,524
Taekwang Industrial Co. Ltd.	457	253,099
Taeyoung Engineering & Construction Co. Ltd.	27,184	75,381
Taihan Electric Wire Co. Ltd. (a)(b)	650,463	754,464
Taihan Fiberoptics Co. Ltd. (b)	27,276	50,913

See accompanying notes to financial statements.
194

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
TechWing, Inc.	43,467	$ 255,757
Tego Science, Inc. (b)	695	6,438
Telcon RF Pharmaceutical, Inc. (b)	45,962	37,600
Theragen Etex Co. Ltd. (b)	21,881	77,819
TKG Huchems Co. Ltd.	24,792	415,152
Tokai Carbon Korea Co. Ltd.	1,908	153,449
Toptec Co. Ltd.	11,240	86,511
Tovis Co. Ltd.	9,146	81,494
TSE Co. Ltd.	3,208	107,438
TY Holdings Co. Ltd.	26,106	212,361
UBCare Co. Ltd.	29,881	144,602
Ubiquoss Holdings, Inc.	3,769	40,561
Unid Co. Ltd.	2,288	136,206
Union Semiconductor Equipment & Materials Co. Ltd.	59,919	418,377
Unison Co. Ltd. (b)	75,279	93,213
UTI, Inc. (b)	5,379	93,172
Value Added Technology Co. Ltd.	4,505	112,465
Vaxcell-Bio Therapeutics Co. Ltd. (a)(b)	7,428	222,238
VICTEK Co. Ltd. (b)	19,184	74,564
Webcash Corp. (b)	9,189	104,253
Webzen, Inc.	13,463	175,598
Wellbiotec Co. Ltd. (b)	33,060	33,419
Wemade Co. Ltd. (a)	10,829	417,572
Wemade Play Co. Ltd. (b)	1,301	16,099
Whanin Pharmaceutical Co. Ltd.	11,005	138,128
Wins Co. Ltd.	8,227	83,417
WiSoL Co. Ltd.	7,448	40,391
Wonik Holdings Co. Ltd. (b)	120,324	348,444
WONIK IPS Co. Ltd.	19,718	530,872
Woojeon Co. Ltd. (b)(c)	76	—
Woongjin Thinkbig Co. Ltd.	9,533	21,968
Woori Technology Investment Co. Ltd. (a)(b)	85,130	301,128
Woori Technology, Inc. (b)	112,152	126,207
Wysiwyg Studios Co. Ltd. (b)	15,240	182,386
YG Entertainment, Inc.	4,734	206,182
Young Poong Corp.	669	298,567
Youngone Corp.	12,243	429,307
Yuanta Securities Korea Co. Ltd.	88,815	182,153
Yungjin Pharmaceutical Co. Ltd. (b)	62,236	140,310
Zinus, Inc.	4,610	99,859
		84,475,058
SPAIN — 1.2%
Abengoa SA Class B (b)(c)	11,916,424	—
Aedas Homes SA (d)	14,986	211,986
Amper SA (a)(b)	863,493	143,536
Applus Services SA	89,955	703,179
Security Description	Shares	Value
Atresmedia Corp. de Medios de Comunicacion SA	60,461	$ 228,200
Audax Renovables SA (a)(b)	94,021	116,859
Befesa SA (d)	12,366	560,510
Construcciones y Auxiliar de Ferrocarriles SA	13,542	376,645
Distribuidora Internacional de Alimentacion SA (b)	8,943,203	143,802
Ence Energia y Celulosa SA (a)	64,025	238,591
Ercros SA	74,499	352,491
Faes Farma SA	227,741	779,402
Global Dominion Access SA (d)	50,074	196,394
Grupo Ezentis SA (a)(b)	337,896	32,819
Indra Sistemas SA	63,002	852,184
Lar Espana Real Estate Socimi SA REIT	29,461	157,639
Let's GOWEX SA (a)(b)(c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	140,136	151,109
Mediaset Espana Comunicacion SA (a)(b)	84,756	277,170
Melia Hotels International SA (a)(b)	19,739	127,600
Miquel y Costas & Miquel SA	16,502	217,653
Neinor Homes SA (d)	28,433	279,873
Obrascon Huarte Lain SA (b)	129,524	74,512
Oryzon Genomics SA (a)(b)	28,791	70,067
Pharma Mar SA (a)	7,322	351,769
Prosegur Cash SA (a)(d)	244,338	187,415
Prosegur Cia de Seguridad SA	67,782	134,838
Sacyr SA	279,759	899,675
Talgo SA (a)(d)	44,906	152,463
Tecnicas Reunidas SA (b)	47,903	525,646
Tubacex SA (b)	96,061	254,130
		8,798,157
SWEDEN — 3.8%
AcadeMedia AB (d)	60,510	301,104
AddNode Group AB Class B	29,003	348,778
AFRY AB	35,813	644,800
Alimak Group AB (a)(d)	47,208	336,434
Alleima AB (b)	85,251	421,094
Ambea AB (d)	31,069	108,761
Arjo AB Class B	93,223	363,738
Attendo AB (b)(d)	57,109	163,569
Beijer Alma AB (a)	12,532	249,563
Betsson AB Class B (b)	59,932	569,870
BHG Group AB (a)(b)	51,090	47,126
BICO Group AB (a)(b)	44,381	231,887
BioArctic AB (b)(d)	13,047	316,312
BioGaia AB Class B	36,963	326,764
Biotage AB	41,368	527,395
Bonava AB Class B (a)	70,514	147,834
BoneSupport Holding AB (b)(d)	26,169	210,724
Boozt AB (a)(b)(d)	23,403	285,046

See accompanying notes to financial statements.
195

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Bravida Holding AB (d)	46,332	$ 521,872
Bufab AB	26,302	701,333
Bure Equity AB	22,584	537,945
Byggmax Group AB	36,766	130,477
Calliditas Therapeutics AB Class B (a)(b)	17,153	207,268
Camurus AB (b)	17,972	380,253
Cantargia AB (a)(b)	172,562	112,744
Cell Impact AB (b)	64,396	56,636
Cellavision AB	21,292	379,864
Cibus Nordic Real Estate AB	18,648	194,760
Cint Group AB (b)	76,064	103,501
Clas Ohlson AB Class B (a)	31,516	234,329
Cloetta AB Class B	128,707	271,575
Coor Service Management Holding AB (d)	51,093	325,935
Creades AB Class A	23,217	179,900
Dios Fastigheter AB	44,952	298,465
Duni AB (b)	19,716	177,965
Dustin Group AB (b)(d)	50,373	183,916
Electrolux Professional AB Class B	65,235	340,973
Eolus Vind AB Class B (a)	12,748	101,005
Fagerhult AB	30,771	183,981
Fasadgruppen Group AB	16,985	169,694
Ferronordic AB (b)	6,153	50,555
Fingerprint Cards AB Class B (a)(b)	185,063	58,787
G5 Entertainment AB (a)	4,066	83,990
GARO AB	20,632	152,309
Genovis AB (a)(b)	43,802	280,058
Granges AB	59,514	566,756
Hansa Biopharma AB (b)	35,764	176,758
Hemnet Group AB	20,291	341,655
Hoist Finance AB (b)(d)	85,858	185,965
Humana AB (b)	15,329	21,819
Instalco AB (a)	102,117	492,192
Intervacc AB (b)	34,981	35,084
INVISIO AB	11,687	240,625
Inwido AB	36,190	384,601
K-fast Holding AB (a)(b)	70,929	140,223
KNOW IT AB	26,535	528,164
Lindab International AB	27,447	419,796
Maha Energy AB (a)(b)	111,865	106,800
MEKO AB	17,259	205,552
MIPS AB	12,380	625,116
Modern Times Group MTG AB Class B (b)	58,212	422,603
Munters Group AB (d)	61,243	564,322
Mycronic AB	13,441	330,271
NCAB Group AB	38,149	224,416
NCC AB Class B (a)	46,860	415,296
New Wave Group AB Class B	65,880	1,129,602
Nobia AB	61,750	105,938
Nolato AB Class B	71,200	360,822
Nordic Waterproofing Holding AB	9,551	149,949
Security Description	Shares	Value
Note AB (b)	20,131	$ 448,842
NP3 Fastigheter AB (a)	10,324	186,179
Nyfosa AB	67,999	472,145
Oncopeptides AB (a)(b)(d)	61,644	65,630
OW Bunker AS (a)(b)(c)	9,828	—
Paradox Interactive AB	21,566	537,614
Platzer Fastigheter Holding AB Class B	19,715	152,860
PowerCell Sweden AB (b)	27,453	310,945
Pricer AB Class B	63,523	90,051
Ratos AB Class B (a)	36,127	110,163
Re:NewCell AB (a)(b)	8,994	70,515
Resurs Holding AB (d)	106,580	237,426
SAS AB (a)(b)	7,028	271
Scandi Standard AB (b)	33,899	169,666
Sdiptech AB Class B (b)	15,768	365,554
Sedana Medical AB (a)(b)	55,701	114,845
SkiStar AB	25,225	303,102
Smart Eye AB (a)(b)	12,605	59,490
SolTech Energy Sweden AB (a)(b)	67,436	97,159
Stillfront Group AB (b)	186,760	361,109
Storytel AB (a)(b)	29,198	99,987
Surgical Science Sweden AB (b)	11,232	183,273
Svolder AB Class B	32,045	180,103
SwedenCare AB (a)	48,821	119,916
Tethys Oil AB	38,191	201,460
Tobii AB (b)	46,273	95,584
Tobii Dynavox AB (b)	46,273	116,223
Troax Group AB	17,287	359,258
Vestum AB (a)(b)	97,648	120,676
Vimian Group AB (a)(b)	73,133	231,186
Vitec Software Group AB Class B	15,559	800,491
VNV Global AB (a)(b)	64,683	126,627
Xvivo Perfusion AB (b)	13,655	321,308
		27,304,872
SWITZERLAND — 2.4%
AC Immune SA (a)(b)	57,378	134,265
Accelleron Industries AG (b)	26,795	634,422
Aluflexpack AG (b)	7,907	163,930
Arbonia AG	23,638	282,554
Aryzta AG (b)	540,744	917,468
Ascom Holding AG (a)	46,298	408,474
Autoneum Holding AG (a)(b)	1,646	245,040
Basilea Pharmaceutica AG (b)	4,131	226,548
Bell Food Group AG (b)	941	288,413
Bossard Holding AG Class A	1,748	441,042
Burckhardt Compression Holding AG	1,605	997,909
Burkhalter Holding AG	1,353	128,850
Bystronic AG	309	223,239
Coltene Holding AG (b)	2,659	209,565
Comet Holding AG	2,229	617,303

See accompanying notes to financial statements.
196

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Feintool International Holding AG	2,548	$ 64,847
Gurit Holding AG Class BR (a)	2,718	246,347
Huber & Suhner AG	7,280	623,966
Implenia AG	9,565	401,007
Inficon Holding AG	401	433,241
Intershop Holding AG	287	209,230
Kardex Holding AG	4,472	969,247
Komax Holding AG	2,552	713,739
Leonteq AG	4,226	235,921
Medartis Holding AG (b)(d)	1,738	135,836
Medmix AG (d)	7,467	155,952
Metall Zug AG Class B	104	215,730
Meyer Burger Technology AG (b)	1,463,102	1,029,801
Mobilezone Holding AG	21,251	347,069
Molecular Partners AG (a)(b)	16,150	95,993
Orior AG	6,686	595,010
Relief Therapeutics Holding AG (a)(b)	1,340,812	28,620
Rieter Holding AG (a)	1,690	177,223
Schweiter Technologies AG Bearer Shares	401	303,751
Sensirion Holding AG (b)(d)	4,692	513,601
SKAN Group AG	3,053	279,718
u-blox Holding AG (b)	4,299	601,404
Valiant Holding AG	7,679	825,437
Vetropack Holding AG	6,973	351,875
V-ZUG Holding AG (b)	1,426	128,934
Ypsomed Holding AG	2,311	486,713
Zehnder Group AG	3,330	271,561
Zur Rose Group AG (a)(b)	8,109	374,405
		16,735,200
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (a)(b)	127,846	165,031
TURKEY — 0.1%
Eldorado Gold Corp. (a)(b)	82,521	853,655
UNITED KINGDOM — 6.4%
4imprint Group PLC	13,334	795,489
888 Holdings PLC (b)	150,790	96,299
ABRDN PROPERTY INCOME TRUST Ltd. REIT	196,256	130,794
AG Barr PLC	53,440	333,023
AJ Bell PLC	137,548	587,086
Alphawave IP Group PLC Class WI (a)(b)	90,629	131,332
Amryt Pharma PLC ADR (b)	19,376	282,502
AO World PLC (b)	185,722	148,115
Argo Blockchain PLC (a)(b)	255,120	44,162
Ascential PLC (b)	125,596	374,257
ASOS PLC (a)(b)	30,455	308,968
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	189,207	534,096
Auction Technology Group PLC (b)	49,971	379,370
Security Description	Shares	Value
Autolus Therapeutics PLC ADR (a)(b)	53,326	$ 98,120
Avon Rubber PLC	19,162	219,514
Bicycle Therapeutics PLC ADR (b)	8,822	187,644
Bodycote PLC	55,502	447,781
Bytes Technology Group PLC	122,258	587,128
Capita PLC (b)	888,591	402,124
Capricorn Energy PLC (a)(b)	317,332	915,780
Card Factory PLC (b)	231,496	248,737
Cazoo Group Ltd. (b)	11,541	28,737
Chemring Group PLC	116,984	402,113
Civitas Social Housing PLC REIT	299,736	199,017
Clarkson PLC	14,050	536,799
CLS Holdings PLC REIT	70,809	117,670
CMC Markets PLC (a)(d)	43,159	93,814
Coats Group PLC	664,342	605,391
Compass Pathways PLC ADR (a)(b)	16,406	162,912
Concentric AB	11,022	225,339
Crest Nicholson Holdings PLC	57,582	155,495
Currys PLC	290,071	210,712
Custodian Property Income REIT PLC	89,484	98,693
De La Rue PLC (a)(b)	85,081	54,388
DEV Clever Holdings PLC (b)(c)	399,295	111,084
Devro PLC	176,134	714,321
Dignity PLC (b)	25,698	168,404
DiscoverIE Group PLC	35,869	341,940
Domino's Pizza Group PLC	78,140	276,902
ECORA RESOURCES PLC	143,554	209,802
Elementis PLC (b)	303,815	447,402
Empiric Student Property PLC REIT	419,989	468,924
EnQuest PLC (b)	821,199	188,047
Essentra PLC	169,829	406,111
Exscientia PLC ADR (b)	28,658	151,887
FDM Group Holdings PLC	45,501	407,883
Firstgroup PLC	292,757	376,097
Forterra PLC (d)	226,013	554,995
Foxtons Group PLC	282,596	140,640
Genius Sports Ltd. (a)(b)	46,778	232,954
Genuit Group PLC	98,065	338,294
Global Ship Lease, Inc. Class A	8,535	159,946
Great Portland Estates PLC REIT	94,184	590,421
Gym Group PLC (a)(b)(d)	183,941	209,694
Halfords Group PLC	99,207	214,418
Hammerson PLC REIT	1,482,789	478,333
Helical PLC REIT	47,434	175,949
Hill & Smith PLC	40,989	680,137
Hilton Food Group PLC	29,030	248,387
Hollywood Bowl Group PLC	51,156	147,377
Hunting PLC	44,782	130,675

See accompanying notes to financial statements.
197

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hyve Group PLC (b)	88,612	$ 123,369
Ibstock PLC (d)	238,921	509,589
IntegraFin Holdings PLC	150,632	506,597
IP Group PLC	543,131	371,705
J D Wetherspoon PLC (a)(b)	89,280	789,290
James Fisher & Sons PLC (b)	27,991	100,367
John Wood Group PLC (b)	234,460	579,796
Johnston Press PLC (b)(c)	358	—
Jupiter Fund Management PLC	287,164	481,112
Just Group PLC	540,778	574,032
Keller Group PLC	61,842	519,194
Kier Group PLC (b)	207,711	175,154
Lancashire Holdings Ltd.	77,123	526,857
Lb-shell PLC (b)(c)	571	—
Luceco PLC (d)	109,851	166,250
Marshalls PLC	115,750	448,249
Marston's PLC (b)	625,788	277,469
Mitie Group PLC	683,506	691,309
Molten Ventures PLC (b)	68,782	232,685
Moneysupermarket.com Group PLC	250,598	771,531
Moonpig Group PLC (b)	82,122	125,300
Morgan Advanced Materials PLC	197,982	692,769
Morgan Sindall Group PLC	25,705	537,132
National Express Group PLC (b)	211,882	318,832
NCC Group PLC	123,070	155,518
Odfjell Technology Ltd. (b)	98	495
On the Beach Group PLC (b)(d)	86,213	153,075
Oxford Biomedica PLC (b)	38,710	207,965
Oxford Instruments PLC	24,175	748,774
Pagegroup PLC	122,137	689,238
PayPoint PLC	37,222	209,405
Petrofac Ltd. (a)(b)	109,675	106,791
Picton Property Income Ltd. REIT	200,784	172,044
Playtech PLC (b)	189,295	1,233,464
Premier Foods PLC	274,773	414,487
PZ Cussons PLC	222,762	510,104
Quilter PLC (d)	500,528	521,467
Rathbones Group PLC	28,601	676,861
Reach PLC	150,721	140,328
Redde Northgate PLC	51,567	220,291
Regional REIT Ltd. (d)	202,852	135,942
Renewi PLC (b)	33,320	250,075
Restaurant Group PLC (b)	323,655	162,955
S4 Capital PLC (b)	192,625	387,266
Sabre Insurance Group PLC (d)	133,954	187,159
Savills PLC	49,653	608,716
Schroder Real Estate Investment Trust Ltd.	645,795	347,744
Senior PLC	464,167	901,053
Shaftesbury Capital PLC REIT	255,725	362,671
SIG PLC (b)	378,120	202,907
Security Description	Shares	Value
Spire Healthcare Group PLC (b)(d)	114,593	$ 301,088
SThree PLC	50,455	259,834
Supermarket Income REIT PLC	576,945	617,773
Synthomer PLC	177,615	256,287
THG PLC (a)(b)	359,844	300,327
TORM PLC Class A	39,883	1,226,176
TP ICAP Group PLC	292,413	651,159
Treatt PLC (a)	22,872	164,590
Triple Point Social Housing REIT PLC (d)	204,118	107,767
TT Electronics PLC	58,501	135,408
Tyman PLC	132,519	394,067
U.K. Commercial Property REIT Ltd. (a)	524,110	333,090
Vanquis Banking Group PLC	198,425	581,953
Verona Pharma PLC (b)	18,180	365,054
Vertical Aerospace Ltd. (a)(b)	26,332	55,824
Vesuvius PLC	58,196	297,756
Victrex PLC	21,090	415,402
Volution Group PLC	84,455	449,547
Wincanton PLC	53,779	143,629
Workspace Group PLC REIT	57,553	310,833
		45,307,372
UNITED STATES — 1.5%
Access Bio, Inc.	22,191	151,707
Adaptimmune Therapeutics PLC ADR (a)(b)	77,603	84,587
Ameridge Corp. (b)	1,798	2,511
Argonaut Gold, Inc. (b)	468,744	218,206
Avadel Pharmaceuticals PLC ADR (a)(b)	23,318	213,593
Carnival PLC (a)(b)	61,614	559,333
Civeo Corp. (b)	9,265	191,322
DHT Holdings, Inc.	70,304	759,986
Diversified Energy Co. PLC	343,172	401,402
Dole PLC (a)	23,800	279,412
Energy Fuels, Inc. (a)(b)	99,024	551,698
Ferroglobe PLC (b)(c)	19,857	—
Ferroglobe PLC (b)	33,461	165,297
Fiverr International Ltd. (b)	12,208	426,303
Hecla Mining Co. (a)	7,714	48,830
IMAX Corp. (b)	39,156	751,012
Leonardo DRS, Inc. (a)(b)	29,468	382,200
Maxeon Solar Technologies Ltd. (a)(b)	25,073	665,438
MDA Ltd. (a)(b)	25,026	129,443
MeiraGTx Holdings PLC (b)	20,797	107,521
Nitro Software Ltd. (b)	116,522	170,909
Nordic American Tankers Ltd. (a)	110,153	436,206
Paysafe Ltd. (b)	13,505	233,231
PolyPeptide Group AG (b)(d)	6,782	137,414
PureTech Health PLC (b)	113,907	311,961
REC Silicon ASA (a)(b)	343,468	569,490

See accompanying notes to financial statements.
198

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
RHI Magnesita NV	9,956	$ 275,746
Riskified Ltd. Class A (b)	30,675	173,007
Sinch AB (a)(b)(d)	298,964	803,807
Stratasys Ltd. (b)	34,723	573,971
UroGen Pharma Ltd. (b)	17,019	157,256
Viemed Healthcare, Inc. (a)(b)	28,277	273,086
Zymeworks, Inc. (a)(b)	23,369	211,256
		10,417,141
VIETNAM — 0.0% (e)
XP Power Ltd. (a)	12,762	321,114
TOTAL COMMON STOCKS (Cost $856,896,272)		701,879,630

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Kelsian Group Ltd.(expiring 05/04/23) (b) (Cost $0)	8,039	1,615
WARRANTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
PointsBet Holdings Ltd. (expiring 07/08/24) (b) (Cost $0)	4,680	—
FRANCE — 0.0% (e)
CGG SA (expiring 05/17/23) (b)(c)	1,729	—
Vantiva SA (expiring 09/22/24) (a)(b)	4,594	95
		95
ITALY — 0.0% (e)
Webuild SpA (expiring 08/02/30) (a)(b)(c) (Cost $0)	19,800	—
MACAU — 0.0% (e)
MECOM Power & Construction Ltd. (expiring 05/24/23) (a)(b) (Cost $0)	43,200	440
SINGAPORE — 0.0% (e)
Ezion Holdings Ltd. (expiring 04/16/23) (a)(b)(c) (Cost $0)	389,064	—
TOTAL WARRANTS (Cost $0)		535
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g)(h)	499,206	$ 499,256
State Street Navigator Securities Lending Portfolio II (i)(j)	67,361,189	67,361,189
TOTAL SHORT-TERM INVESTMENTS (Cost $67,860,521)		67,860,445
TOTAL INVESTMENTS — 108.1% (Cost $924,756,793)		769,742,225
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(57,730,157)
NET ASSETS — 100.0%		$ 712,012,068
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $595,821, representing 0.08% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
199

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$700,836,033	$447,776	$595,821	$701,879,630
Rights	—	1,615	—	1,615
Warrants	535	0(a)	—	535
Short-Term Investments	67,860,445	—	—	67,860,445
TOTAL INVESTMENTS	$768,697,013	$449,391	$595,821	$769,742,225
(a)	Fund held Level 2 securities that were valued at $0 at March 31, 2023
Sector Breakdown as of March 31, 2023

% of Net Assets
Industrials	20.9%
Information Technology	13.4
Materials	12.4
Consumer Discretionary	11.9
Financials	9.0
Health Care	8.4
Real Estate	7.1
Consumer Staples	6.0
Communication Services	4.3
Energy	4.2
Utilities	1.0
Short-Term Investments	9.5
Liabilities in Excess of Other Assets	(8.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,021,298	$ 1,021,502	$14,965,767	$15,488,073	$235	$(175)	499,206	$ 499,256	$ 25,659
State Street Navigator Securities Lending Portfolio II	57,887,537	57,887,537	71,073,317	61,599,666	—	—	67,361,189	67,361,189	634,672
Total		$58,909,039	$86,039,084	$77,087,739	$235	$(175)		$67,860,445	$660,331
See accompanying notes to financial statements.
200

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 3.2%
Wheaton Precious Metals Corp.	382,295	$ 18,386,656
CANADA — 29.7%
Agnico Eagle Mines Ltd.	367,262	18,697,567
ARC Resources Ltd. (a)	106,786	1,209,613
Barrick Gold Corp.	1,298,240	24,068,306
Cameco Corp. (a)	186,057	4,865,376
Canadian Natural Resources Ltd. (a)	406,027	22,438,216
Cenovus Energy, Inc. (a)	506,607	8,826,832
Franco-Nevada Corp.	149,795	21,819,255
Imperial Oil Ltd. (a)	54,287	2,756,970
Ivanhoe Mines Ltd. Class A (a)(b)	544,273	4,910,462
Nutrien Ltd. (a)	331,763	24,467,628
Suncor Energy, Inc. (a)	372,400	11,546,092
Teck Resources Ltd. Class B (a)	468,308	17,076,883
Tourmaline Oil Corp.	105,339	4,383,709
West Fraser Timber Co. Ltd. (a)	55,505	3,953,657
		171,020,566
UNITED STATES — 64.5%
Archer-Daniels-Midland Co.	388,252	30,928,154
CF Industries Holdings, Inc.	158,257	11,472,050
Chevron Corp.	278,195	45,390,296
ConocoPhillips	249,492	24,752,101
Corteva, Inc.	477,551	28,801,101
Coterra Energy, Inc.	132,482	3,251,108
Devon Energy Corp.	158,943	8,044,105
Diamondback Energy, Inc.	54,361	7,347,976
EOG Resources, Inc.	175,022	20,062,772
EQT Corp.	95,099	3,034,609
Exxon Mobil Corp.	504,860	55,362,948
Freeport-McMoRan, Inc.	1,269,756	51,945,718
Hess Corp.	67,332	8,910,717
Marathon Oil Corp.	143,705	3,443,172
Security Description	Shares	Value
Mosaic Co.	283,150	$ 12,990,922
Newmont Corp.	637,723	31,261,182
Occidental Petroleum Corp.	140,395	8,764,860
Pioneer Natural Resources Co.	73,815	15,075,976
		370,839,767
ZAMBIA — 2.5%
First Quantum Minerals Ltd. (a)	616,105	14,144,443
TOTAL COMMON STOCKS (Cost $586,341,856)		574,391,432

SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c)(d)	1,023,276	1,023,378
State Street Navigator Securities Lending Portfolio II (e)(f)	57,509,342	57,509,342
TOTAL SHORT-TERM INVESTMENTS (Cost $58,532,801)		58,532,720
TOTAL INVESTMENTS — 110.1% (Cost $644,874,657)		632,924,152
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%		(57,916,062)
NET ASSETS — 100.0%		$ 575,008,090
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$574,391,432	$—	$—	$574,391,432
Short-Term Investments	58,532,720	—	—	58,532,720
TOTAL INVESTMENTS	$632,924,152	$—	$—	$632,924,152
See accompanying notes to financial statements.
201

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Industry Breakdown as of March 31, 2023

% of Net Assets
Oil, Gas & Consumable Fuels	45.1%
Metals & Mining	35.2
Chemicals	13.5
Food Products	5.4
Paper & Forest Products	0.7
Short-Term Investments	10.2
Liabilities in Excess of Other Assets	(10.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	909,485	$ 909,667	$ 19,516,310	$ 19,845,268	$(1,453)	$(168)	1,023,276	$ 1,023,378	$ 23,191
State Street Navigator Securities Lending Portfolio II	24,265,645	24,265,645	255,377,062	222,133,365	—	—	57,509,342	57,509,342	91,272
Total		$25,175,312	$274,893,372	$241,978,633	$(1,453)	$(168)		$58,532,720	$114,463
See accompanying notes to financial statements.
202

[This Page Intentionally Left Blank]
203

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2023 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio Emerging Markets ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,242,525,473	$ 440,400,078	$15,137,962,761	$6,842,565,281
Investments in affiliated issuers, at value	14,195,822	16,861,231	673,028,113	227,701,982
Total Investments	1,256,721,295	457,261,309	15,810,990,874	7,070,267,263
Foreign currency, at value	1,034,715	691,409	75,582,218	38,993,112
Net cash at broker	929,143	—	1,155,620	30,995
Cash	—	33	269,726	27,344
Receivable from broker — accumulated variation margin on futures contracts	163,190	—	1,763,995	1,118,287
Receivable for investments sold	125,623	258,533	6,555	511,444,806
Receivable for fund shares sold	2,021,720	—	—	—
Dividends receivable — unaffiliated issuers	5,508,381	2,599,998	68,165,025	12,960,251
Dividends receivable — affiliated issuers	8,497	2,608	112,935	122,550
Securities lending income receivable — unaffiliated issuers	811	10,684	218,059	131,210
Securities lending income receivable — affiliated issuers	2,103	15,065	587,662	160,647
Receivable for foreign taxes recoverable	535,559	827,541	18,842,904	96,928
Other Receivable	—	—	6,975	—
TOTAL ASSETS	1,267,051,037	461,667,180	15,977,702,548	7,635,353,393
LIABILITIES
Payable upon return of securities loaned	11,128,839	16,758,171	664,126,808	192,792,410
Payable for investments purchased	5,373,453	234,135	1,615	511,526,065
Payable for fund shares repurchased	—	—	—	—
Deferred foreign taxes payable	—	—	37,817	11,875,035
Advisory fee payable	525,681	219,492	506,325	630,603
Trustees’ fees and expenses payable	509	376	1,460	684
Accrued expenses and other liabilities	—	—	—	106
TOTAL LIABILITIES	17,028,482	17,212,174	664,674,025	716,824,903
NET ASSETS	$1,250,022,555	$ 444,455,006	$15,313,028,523	$6,918,528,490
NET ASSETS CONSIST OF:
Paid-in Capital	$1,614,466,595	$1,305,287,934	$14,807,351,520	$7,562,305,337
Total distributable earnings (loss)**	(364,444,040)	(860,832,928)	505,677,003	(643,776,847)
NET ASSETS	$1,250,022,555	$ 444,455,006	$15,313,028,523	$6,918,528,490
NET ASSET VALUE PER SHARE
Net asset value per share	$ 41.12	$ 26.24	$ 32.02	$ 34.15
Shares outstanding (unlimited amount authorized, $0.01 par value)	30,400,000	16,935,379	478,200,000	202,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,364,846,786	$ 607,951,340	$14,424,515,496	$7,134,991,187
Investments in affiliated issuers	14,195,959	16,861,241	673,028,859	227,701,982
Total cost of investments	$1,379,042,745	$ 624,812,581	$15,097,544,355	$7,362,693,169
Foreign currency, at cost	$ 1,037,860	$ 690,686	$ 75,291,217	$ 35,515,583
* Includes investments in securities on loan, at value	$ 16,334,317	$ 38,944,419	$ 1,015,405,237	$ 326,755,032
** Includes deferred foreign taxes	$ —	$ —	$ 37,817	$ 11,875,035
See accompanying notes to financial statements.
204

SPDR Portfolio Europe ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF

$ 388,598,461	$594,199,446	$1,268,509,486	$3,702,729,345	$ 701,881,780	$ 574,391,432
8,300,772	23,297,601	15,615,415	179,342,910	67,860,445	58,532,720
396,899,233	617,497,047	1,284,124,901	3,882,072,255	769,742,225	632,924,152
652,860	974,617	2,904,618	15,367,205	3,864,651	568,164
—	88,143	382,394	2,526,533	—	—
186	45,537	401	839	35	—
—	102,365	282,965	545,391	—	—
42,460	6,136	293,371,118	—	411,981	29,158,337
—	—	—	—	—	—
983,387	1,180,492	63,575	13,538,199	5,051,144	792,418
1,932	6,758	17,382	97,701	1,922	6,527
12,157	8,207	59,049	57,587	108,378	3,410
4,774	19,380	34,189	70,872	92,728	18,430
764,344	257,756	—	98,596	362,094	—
—	—	—	7,622	211	—
399,361,333	620,186,438	1,581,240,592	3,914,382,800	779,635,369	663,471,438

7,826,737	22,071,195	10,575,631	166,195,446	67,361,189	57,509,342
81	—	293,427,647	2,595,872	—	29,418,398
—	—	—	—	—	1,340,359
—	—	—	—	23,455	—
29,069	46,752	613,604	1,252,374	238,582	195,171
79	54	437	387	75	78
—	—	—	—	—	—
7,855,966	22,118,001	304,617,319	170,044,079	67,623,301	88,463,348
$ 391,505,367	$598,068,437	$1,276,623,273	$3,744,338,721	$ 712,012,068	$ 575,008,090

$ 495,687,929	$625,296,437	$ 2,011,091,457	$4,137,193,224	$ 916,178,126	$ 743,482,041
(104,182,562)	(27,228,000)	(734,468,184)	(392,854,503)	(204,166,058)	(168,473,951)
$ 391,505,367	$598,068,437	$1,276,623,273	$3,744,338,721	$ 712,012,068	$ 575,008,090

$ 38.01	$ 49.84	$ 82.36	$ 56.99	$ 30.96	$ 53.61
10,300,370	12,000,000	15,500,000	65,700,000	23,000,000	10,725,000

$ 413,379,001	$610,395,299	$1,663,720,928	$3,698,064,969	$ 856,896,272	$ 586,341,856
8,300,819	23,342,695	15,615,910	179,343,576	67,860,521	58,532,801
$ 421,679,820	$633,737,994	$1,679,336,838	$3,877,408,545	$ 924,756,793	$ 644,874,657
$ 650,196	$ 947,529	$ 2,903,913	$ 15,307,398	$ 3,844,578	$ 564,044
$ 11,679,113	$ 30,110,789	$ 38,003,421	$ 291,130,142	$ 144,554,571	$ 78,294,336
$ —	$ —	$ —	$ —	$ 23,455	$ —
205

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2023 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio Emerging Markets ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 25,331,625	$ 9,564,301	$ 190,964,330	$ 71,501,290
Dividend income — affiliated issuers	46,200	12,992	950,143	748,401
Unaffiliated securities lending income	28,875	70,850	1,447,519	812,179
Affiliated securities lending income	24,842	146,787	2,398,564	1,006,822
Foreign taxes withheld	(568,551)	1,196,935	(17,359,735)	(6,326,529)
TOTAL INVESTMENT INCOME (LOSS)	24,862,991	10,991,865	178,400,821	67,742,163
EXPENSES
Advisory fee	3,039,737	1,386,519	2,695,999	3,384,129
Trustees’ fees and expenses	7,143	3,262	74,302	34,966
Proxy voting expenses	28,959	13,329	208,568	103,025
Miscellaneous expenses	22,257	—	82,281	187
TOTAL EXPENSES	3,098,096	1,403,110	3,061,150	3,522,307
NET INVESTMENT INCOME (LOSS)	$ 21,764,895	$ 9,588,755	$ 175,339,671	$ 64,219,856
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(17,090,906)	(18,403,334)	(40,911,503)	(17,330,980)
Investments — affiliated issuers	867	(18)	(2,447)	—
In-kind redemptions — unaffiliated issuers	—	(6,895,126)	10,287,395	—
In-kind redemptions — affiliated issuers	—	—	—	—
Foreign currency transactions	33,054	17,423	3,399,599	(3,737,005)
Futures contracts	(844,292)	—	7,603,940	(718,166)
Net realized gain (loss)	(17,901,277)	(25,281,055)	(19,623,016)	(21,786,151)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	84,186,316	62,001,821	2,634,425,983	575,986,448
Investments — affiliated issuers	(175)	(33)	(746)	—
Foreign currency translations	132,935	178,778	2,240,899	4,267,667
Futures contracts	1,129,327	—	9,231,041	5,392,359
Net change in unrealized appreciation/depreciation	85,448,403	62,180,566	2,645,897,177	585,646,474
NET REALIZED AND UNREALIZED GAIN (LOSS)	67,547,126	36,899,511	2,626,274,161	563,860,323
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 89,312,021	$ 46,488,266	$2,801,613,832	$628,080,179
* Includes foreign capital gain taxes	$ —	$ —	$ —	$ (237,739)
* Includes foreign deferred taxes	$ —	$ —	$ (37,817)	$ (11,875,035)
See accompanying notes to financial statements.
206

SPDR Portfolio Europe ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF

$ 3,665,071	$ 6,008,971	$ 8,581,483	66,571,410	$ 9,710,567	$ 10,484,811
5,585	27,064	96,390	558,723	25,659	23,191
19,022	29,924	412,059	178,632	635,608	14,848
24,164	100,314	167,786	557,275	634,672	91,272
(333,924)	(271,599)	(100,424)	(3,105,682)	(781,622)	(452,234)
3,379,918	5,894,674	9,157,294	64,760,358	10,224,884	10,161,888

128,125	240,400	3,444,756	7,145,945	1,358,067	1,162,643
1,056	2,798	7,793	21,357	4,014	3,715
6,448	10,212	24,615	39,563	13,798	9,756
7,865	7,864	—	3,251	10,422	—
143,494	261,274	3,477,164	7,210,116	1,386,301	1,176,114
$ 3,236,424	$ 5,633,400	$ 5,680,130	$ 57,550,242	$ 8,838,583	$ 8,985,774

(973,022)	(4,121,211)	(27,039,893)	(35,659,742)	(5,199,500)	(11,423,798)
(45)	(882)	(338)	(5,539)	235	(1,453)
535,151	10,724,943	(6,172,373)	88,938,226	4,095,798	32,781,035
—	5,265	—	—	—	—
69,607	(5,565)	26,505	665,133	267,461	22,086
—	5,435	(338,837)	(106,781)	—	—
(368,309)	6,607,985	(33,524,936)	53,831,297	(836,006)	21,377,870

60,440,752	65,201,297	189,368,775	403,198,343	111,880,395	22,067,965
(60)	57,964	(495)	(1,518)	(175)	(168)
59,347	68,695	2,457	588,773	38,063	33,913
—	102,302	1,103,952	4,521,421	—	—
60,500,039	65,430,258	190,474,689	408,307,019	111,918,283	22,101,710
60,131,730	72,038,243	156,949,753	462,138,316	111,082,277	43,479,580
$63,368,154	$77,671,643	$162,629,883	$519,688,558	$119,920,860	$ 52,465,354
$ —	$ (10)	$ —	$ —	$ —	$ —
$ —	$ —	$ —	$ —	$ (23,455)	$ —
207

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF		SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 21,764,895	$ 31,864,563	$ 9,588,755	$ 21,927,839
Net realized gain (loss)	(17,901,277)	60,502,184	(25,281,055)	4,892,210
Net change in unrealized appreciation/depreciation	85,448,403	(375,392,279)	62,180,566	(222,390,303)
Net increase (decrease) in net assets resulting from operations	89,312,021	(283,025,532)	46,488,266	(195,570,254)
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(20,898,266)	(51,747,058)	(8,775,798)	(38,225,567)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	114,594,270	104,792,437	11,292,137	124,693,501
Cost of shares redeemed	—	(325,043,418)	(66,005,421)	(319,669,287)
Net income equalization	—	—	—	—
Other Capital	9,362	1,275	12,451	13,401
Net increase (decrease) in net assets from beneficial interest transactions	114,603,632	(220,249,706)	(54,700,833)	(194,962,385)
Net increase (decrease) in net assets during the period	183,017,387	(555,022,296)	(16,988,365)	(428,758,206)
Net assets at beginning of period	1,067,005,168	1,622,027,464	461,443,371	890,201,577
NET ASSETS AT END OF PERIOD	$1,250,022,555	$1,067,005,168	$444,455,006	$ 461,443,371
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,800,000	2,000,000	400,000	3,900,000
Shares redeemed	—	(6,150,000)	(2,550,000)	(9,750,000)
Net increase (decrease) from share transactions	2,800,000	(4,150,000)	(2,150,000)	(5,850,000)
See accompanying notes to financial statements.
208

SPDR Portfolio Developed World ex-US ETF		SPDR Portfolio Emerging Markets ETF		SPDR Portfolio Europe ETF
Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22

$ 175,339,671	$ 365,850,601	$ 64,219,856	$ 184,946,064	$ 3,236,424	$ 7,368,605
(19,623,016)	45,778,436	(21,786,151)	(107,670,784)	(368,309)	7,252,302
2,645,897,177	(3,953,075,956)	585,646,474	(1,720,155,306)	60,500,039	(82,439,506)
2,801,613,832	(3,541,446,919)	628,080,179	(1,642,880,026)	63,368,154	(67,818,599)
—	—	—	—	267,735	(5,912)
(151,026,554)	(431,836,669)	(120,518,930)	(198,515,427)	(2,796,517)	(7,877,357)

2,476,836,000	2,976,215,415	1,256,232,765	1,404,455,109	164,426,200	167,247,055
(30,152,035)	(473,403,401)	—	(205,371,868)	(9,478,004)	(212,818,051)
—	—	—	—	(267,735)	5,912
78,658	248,413	1,187,719	1,560,751	—	—
2,446,762,623	2,503,060,427	1,257,420,484	1,200,643,992	154,680,461	(45,565,084)
5,097,349,901	(1,470,223,161)	1,764,981,733	(640,751,461)	215,519,833	(121,266,952)
10,215,678,622	11,685,901,783	5,153,546,757	5,794,298,218	175,985,534	297,252,486
$15,313,028,523	$10,215,678,622	$6,918,528,490	$ 5,153,546,757	$391,505,367	$ 175,985,534

85,000,000	87,000,000	37,400,000	35,500,000	4,550,000	4,200,000
(1,000,000)	(14,400,000)	—	(5,600,000)	(300,000)	(5,400,000)
84,000,000	72,600,000	37,400,000	29,900,000	4,250,000	(1,200,000)
209

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio MSCI Global Stock Market ETF		SPDR S&P China ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,633,400	$ 11,215,146	$ 5,680,130	$ 31,585,529
Net realized gain (loss)	6,607,985	42,462,998	(33,524,936)	(9,927,588)
Net change in unrealized appreciation/depreciation	65,430,258	(162,028,240)	190,474,689	(627,103,104)
Net increase (decrease) in net assets resulting from operations	77,671,643	(108,350,096)	162,629,883	(605,445,163)
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(5,949,951)	(13,156,236)	(19,656,071)	(26,378,545)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	137,527,617	177,325,378	231,680,581	393,080,881
Cost of shares redeemed	(48,339,478)	(166,910,642)	(220,559,085)	(351,659,315)
Net income equalization	—	—	—	—
Other Capital	13,976	19,835	350,059	608,885
Net increase (decrease) in net assets from beneficial interest transactions	89,202,115	10,434,571	11,471,555	42,030,451
Net increase (decrease) in net assets during the period	160,923,807	(111,071,761)	154,445,367	(589,793,257)
Net assets at beginning of period	437,144,630	548,216,391	1,122,177,906	1,711,971,163
NET ASSETS AT END OF PERIOD	$598,068,437	$ 437,144,630	$1,276,623,273	$1,122,177,906
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,800,000	3,300,000	2,800,000	4,200,000
Shares redeemed	(1,000,000)	(3,100,000)	(3,050,000)	(3,900,000)
Net increase (decrease) from share transactions	1,800,000	200,000	(250,000)	300,000
See accompanying notes to financial statements.
210

SPDR S&P Global Natural Resources ETF		SPDR S&P International Small Cap ETF		SPDR S&P North American Natural Resources ETF
Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22

$ 57,550,242	$ 127,861,026	$ 8,838,583	$ 16,981,062	$ 8,985,774	$ 15,944,446
53,831,297	229,356,868	(836,006)	(1,739,313)	21,377,870	88,527,496
408,307,019	(535,810,041)	111,918,283	(273,540,189)	22,101,710	(38,335,789)
519,688,558	(178,592,147)	119,920,860	(258,298,440)	52,465,354	66,136,153
—	—	—	—	705,587	69,741
(81,980,296)	(123,099,941)	(8,801,216)	(23,622,360)	(12,257,702)	(14,078,044)

568,021,828	1,934,497,758	26,591,274	61,068,157	263,425,914	442,597,882
(269,687,855)	(867,488,977)	(26,136,037)	(6,727,111)	(250,731,036)	(440,714,264)
—	—	—	—	(705,587)	(69,741)
118	10,772	14,711	5,786	—	—
298,334,091	1,067,019,553	469,948	54,346,832	11,989,291	1,813,877
736,042,353	765,327,465	111,589,592	(227,573,968)	52,902,530	53,941,727
3,008,296,368	2,242,968,903	600,422,476	827,996,444	522,105,560	468,163,833
$3,744,338,721	$3,008,296,368	$712,012,068	$ 600,422,476	$ 575,008,090	$ 522,105,560

9,700,000	32,800,000	900,000	1,800,000	4,750,000	8,225,000
(4,650,000)	(15,750,000)	(900,000)	(200,000)	(4,950,000)	(9,050,000)
5,050,000	17,050,000	—	1,600,000	(200,000)	(825,000)
211

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 38.66	$ 51.09	$ 39.46	$ 51.86	$ 47.58	$ 47.66
Income (loss) from investment operations:
Net investment income (loss) (b)	0.74	1.07	1.20	1.17	1.42	1.43
Net realized and unrealized gain (loss) (c)	2.42	(11.76)	11.86	(11.73)	4.50	0.27
Total from investment operations	3.16	(10.69)	13.06	(10.56)	5.92	1.70
Net equalization credits and charges (b)	—	—	—	—	(0.02)	(0.00)(d)
Other capital	0.00(d)	0.00(d)	—	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(0.70)	(1.74)	(1.43)	(1.84)	(1.62)	(1.78)
Net asset value, end of period	$ 41.12	$ 38.66	$ 51.09	$ 39.46	$ 51.86	$ 47.58
Total return (e)	8.25%	(21.53)%	33.36%	(20.65)%	12.68%	3.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,250,023	$1,067,005	$1,622,027	$1,463,802	$2,219,749	$2,298,271
Ratios to average net assets:
Total expenses	0.51%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.58%(f)	2.12%	2.51%	2.63%	2.92%	3.00%
Portfolio turnover rate (g)	3%(h)	11%	6%	18%	7%	11%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
212

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 24.18	$ 35.70	$ 29.69	$ 39.47	$ 38.32	$ 38.37
Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	1.04	1.26	0.91	1.12	1.26
Net realized and unrealized gain (loss) (c)	2.03	(10.83)	5.70	(7.44)	1.51	(0.33)
Total from investment operations	2.57	(9.79)	6.96	(6.53)	2.63	0.93
Net equalization credits and charges (b)	—	—	—	—	0.41	0.19
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.51)	(1.73)	(0.95)	(3.25)	(1.89)	(1.17)
Net asset value, end of period	$ 26.24	$ 24.18	$ 35.70	$ 29.69	$ 39.47	$ 38.32
Total return (e)	10.82%	(28.54)%	23.46%	(17.76)%	8.31%	2.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$444,455	$461,443	$890,202	$845,809	$2,093,103	$2,990,341
Ratios to average net assets:
Total expenses	0.60%(f)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	4.08%(f)	3.20%	3.61%	2.64%	2.93%	3.18%
Portfolio turnover rate (g)	3%(h)	14%	8%	14%	9%	15%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
213

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 25.91	$ 36.34	$ 29.21	$ 29.29	$ 30.76	$ 30.52
Income (loss) from investment operations:
Net investment income (loss) (b)	0.39	1.00	0.98	0.72	0.96	0.97
Net realized and unrealized gain (loss) (c)	6.06	(10.25)	6.98	(0.09)	(1.57)	0.03
Total from investment operations	6.45	(9.25)	7.96	0.63	(0.61)	1.00
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.34)	(1.18)	(0.83)	(0.71)	(0.86)	(0.76)
Net asset value, end of period	$ 32.02	$ 25.91	$ 36.34	$ 29.21	$ 29.29	$ 30.76
Total return (e)	24.95%	(26.07)%	27.30%	2.16%	(1.92)%	3.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,313,029	$10,215,679	$11,685,902	$7,946,348	$4,808,920	$3,371,743
Ratios to average net assets:
Total expenses	0.05%(f)	0.04%	0.04%	0.04%	0.04%	0.05%
Net investment income (loss)	2.60%(f)	3.03%	2.78%	2.52%	3.34%	3.09%
Portfolio turnover rate (g)	2%(h)	3%	2%	3%	4%	3%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
214

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)(b)
Net asset value, beginning of period	$ 31.20	$ 42.83	$ 36.29	$ 34.39	$ 34.81	$ 36.06
Income (loss) from investment operations:
Net investment income (loss) (c)	0.35	1.23	0.94	0.90	1.26(d)	1.04
Net realized and unrealized gain (loss) (e)	3.24	(11.46)	6.46	2.01	(0.88)	(1.71)
Total from investment operations	3.59	(10.23)	7.40	2.91	0.38	(0.67)
Other capital	0.01	0.01	0.01	0.01	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.65)	(1.41)	(0.87)	(1.02)	(0.82)	(0.60)
Net asset value, end of period	$ 34.15	$ 31.20	$ 42.83	$ 36.29	$ 34.39	$ 34.81
Total return (f)	11.63%	(24.51)%	20.38%	8.56%	1.18%(d)	(1.88)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,918,528	$5,153,547	$5,794,298	$4,340,644	$2,668,386	$1,486,248
Ratios to average net assets:
Total expenses	0.11%(g)	0.11%	0.11%	0.11%	0.11%	0.12%
Net investment income (loss)	2.09%(g)	3.23%	2.18%	2.60%	3.63%(d)	2.78%
Portfolio turnover rate (h)	1%(i)	8%	12%	8%	17%	10%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.26 per share and 0.75% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been 0.42%.
(e)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
215

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Europe ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 29.09	$ 41.00	$ 32.78	$ 33.30	$ 33.70	$ 35.49
Income (loss) from investment operations:
Net investment income (loss) (b)	0.40	1.03	1.08	0.81	1.13	1.14
Net realized and unrealized gain (loss) (c)	8.79	(11.74)	7.97	(0.51)	(0.40)	(1.68)
Total from investment operations	9.19	(10.71)	9.05	0.30	0.73	(0.54)
Net equalization credits and charges (c)	0.03	(0.00)(d)	0.26	(0.04)	0.04	(0.06)
Distributions to shareholders from:
Net investment income	(0.30)	(1.20)	(1.09)	(0.78)	(1.17)	(1.19)
Net asset value, end of period	$ 38.01	$ 29.09	$ 41.00	$ 32.78	$ 33.30	$ 33.70
Total return (e)	31.78%	(26.62)%	28.48%	0.93%	2.34%	(1.68)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$391,505	$175,986	$297,252	$134,396	$186,500	$188,731
Ratios to average net assets:
Total expenses	0.10%(f)	0.09%	0.09%	0.09%	0.29%	0.29%
Net investment income (loss)	2.27%(f)	2.67%	2.68%	2.47%	3.47%	3.25%
Portfolio turnover rate (g)	4%(h)	5%	7%	3%	67%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per Unit.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
216

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio MSCI Global Stock Market ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)
Net asset value, beginning of period	$ 42.86	$ 54.82	$ 43.13	$ 39.97	$ 40.56	$ 37.64
Income (loss) from investment operations:
Net investment income (loss) (c)	0.50	1.11	1.07	0.88	1.01	0.86
Net realized and unrealized gain (loss) (d)	7.05	(11.84)	11.50	3.15	(0.79)	2.94
Total from investment operations	7.55	(10.73)	12.57	4.03	0.22	3.80
Other capital	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.00(e)	—
Distributions to shareholders from:
Net investment income	(0.57)	(1.23)	(0.88)	(0.87)	(0.81)	(0.88)
Net asset value, end of period	$ 49.84	$ 42.86	$ 54.82	$ 43.13	$ 39.97	$ 40.56
Total return (f)	17.70%	(20.04)%	29.28%	10.12%	0.73%	10.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$598,068	$437,145	$548,216	$401,070	$167,887	$105,443
Ratios to average net assets:
Total expenses	0.10%(g)	0.09%	0.09%	0.09%	0.25%	0.25%
Net investment income (loss)	2.11%(g)	2.10%	2.05%	2.17%	2.62%	2.16%
Portfolio turnover rate (h)	3%(i)	5%	3%	5%	5%	4%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on September 20, 2019, the SPDR Portfolio MSCI Global Stock Market ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
217

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 71.25	$ 110.81	$ 117.85	$ 90.56	$ 97.16	$ 101.90
Income (loss) from investment operations:
Net investment income (loss) (b)	0.38	1.98	1.31	1.36	1.70	1.74
Net realized and unrealized gain (loss) (c)	12.04	(39.92)	(7.10)	27.30	(6.39)	(4.21)
Total from investment operations	12.42	(37.94)	(5.79)	28.66	(4.69)	(2.47)
Other capital	0.02	0.04	0.04	0.03	0.06	—
Distributions to shareholders from:
Net investment income	(1.33)	(1.66)	(1.29)	(1.40)	(1.97)	(2.27)
Net asset value, end of period	$ 82.36	$ 71.25	$ 110.81	$ 117.85	$ 90.56	$ 97.16
Total return (d)	17.55%	(34.60)%	(5.04)%	31.89%	(4.73)%	(2.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,276,623	$1,122,178	$1,711,971	$1,425,931	$1,122,942	$1,039,601
Ratios to average net assets:
Total expenses	0.60%(e)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	0.97%(e)	2.11%	1.02%	1.33%	1.81%	1.62%
Portfolio turnover rate (f)	7%(g)	11%	15%	9%	23%	3%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
218

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 49.60	$ 51.44	$ 37.55	$ 43.09	$ 50.61	$ 45.84
Income (loss) from investment operations:
Net investment income (loss) (b)	0.92	2.39	2.07	1.37	1.81	1.49
Net realized and unrealized gain (loss) (c)	7.80	(1.90)	13.27	(5.47)	(7.67)	4.52
Total from investment operations	8.72	0.49	15.34	(4.10)	(5.86)	6.01
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(1.33)	(2.33)	(1.45)	(1.44)	(1.66)	(1.24)
Net asset value, end of period	$ 56.99	$ 49.60	$ 51.44	$ 37.55	$ 43.09	$ 50.61
Total return (e)	17.58%	0.33%	41.09%	(9.97)%	(11.50)%	13.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,744,339	$3,008,296	$2,242,969	$1,041,035	$1,044,867	$1,553,821
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.22%(f)	4.25%	4.17%	3.45%	4.03%	3.03%
Portfolio turnover rate (g)	7%(h)	21%	11%	16%	16%	19%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
219

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 26.11	$ 38.69	$ 30.32	$ 29.36	$ 34.43	$ 34.90
Income (loss) from investment operations:
Net investment income (loss) (b)	0.38	0.76	0.65	0.57	0.71	0.74
Net realized and unrealized gain (loss) (c)	4.85	(12.26)	8.38	1.40	(4.63)	0.71
Total from investment operations	5.23	(11.50)	9.03	1.97	(3.92)	1.45
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.38)	(1.08)	(0.66)	(1.01)	(1.15)	(0.91)
Net realized gains	—	—	—	—	—	(1.01)
Total distributions	(0.38)	(1.08)	(0.66)	(1.01)	(1.15)	(1.92)
Net asset value, end of period	$ 30.96	$ 26.11	$ 38.69	$ 30.32	$ 29.36	$ 34.43
Total return (e)	20.12%	(30.36)%	29.91%	6.71%	(11.28)%	4.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$712,012	$600,422	$827,996	$694,262	$786,808	$871,116
Ratios to average net assets:
Total expenses	0.41%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.60%(f)	2.25%	1.76%	1.99%	2.35%	2.11%
Portfolio turnover rate (g)	2%(h)	13%	16%	21%	15%	29%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
220

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 47.79	$ 39.84	$ 28.49	$ 31.37	$ 34.28	$ 33.67
Income (loss) from investment operations:
Net investment income (loss) (b)	0.73	1.40	1.00	0.74	0.67	0.54
Net realized and unrealized gain (loss) (c)	5.99	7.75	11.42	(2.85)	(2.95)	0.72
Total from investment operations	6.72	9.15	12.42	(2.11)	(2.28)	1.26
Net equalization credits and charges (b)	0.06	0.01	(0.07)	(0.03)	0.01	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.96)	(1.21)	(1.00)	(0.74)	(0.64)	(0.50)
Net realized gains	—	—	—	—	—	(0.15)
Total distributions	(0.96)	(1.21)	(1.00)	(0.74)	(0.64)	(0.65)
Net asset value, end of period	$ 53.61	$ 47.79	$ 39.84	$ 28.49	$ 31.37	$ 34.28
Total return (e)	14.15%	22.91%	43.64%	(7.09)%	(6.50)%	3.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$575,008	$522,106	$468,164	$416,018	$717,554	$714,707
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.71%(f)	2.80%	2.68%	2.47%	2.11%	1.57%
Portfolio turnover rate (g)	10%(h)	33%	35%	22%	19%	20%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
221

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2023, the Trust consists of twenty-six (26) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR S&P China ETF and SPDR S&P North American Natural Resources ETF, which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled
222

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“U.S. REITs”). U.S. REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the U.S. REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
223

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU"), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as "EU Reclaims" in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of a Fund’s shareholders.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 2023:
SPDR Portfolio Europe ETF
SPDR S&P North American Natural Resources ETF
Distributions
The following Funds declare and distribute from net investment income, if any, to their shareholders quarterly:
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Europe ETF
224

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2023, the Funds entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of March 31, 2023, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$ 163,190	$—	$ 163,190
SPDR Portfolio Developed World Ex-US ETF
Futures Contracts	—	—	—	1,763,995	—	1,763,995
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	1,118,287	—	1,118,287
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	102,365	—	102,365
SPDR S&P China ETF
Futures Contracts	—	—	—	282,965	—	282,965
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	545,391	—	545,391

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	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$ (844,292)	$—	$ (844,292)
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	7,603,940	—	7,603,940
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	(718,166)	—	(718,166)
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	5,435	—	5,435
SPDR S&P China ETF
Futures Contracts	—	—	—	(338,837)	—	(338,837)
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	(106,781)	—	(106,781)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$1,129,327	$—	$1,129,327
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	9,231,041	—	9,231,041
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	5,392,359	—	5,392,359
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	102,302	—	102,302
SPDR S&P China ETF
Futures Contracts	—	—	—	1,103,952	—	1,103,952
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	4,521,421	—	4,521,421
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR Portfolio Developed World ex-US ETF	0.04
SPDR Portfolio Emerging Markets ETF	0.11
SPDR Portfolio Europe ETF	0.09
SPDR Portfolio MSCI Global Stock Market ETF	0.09
SPDR S&P China ETF	0.59
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March 31, 2023 (Unaudited)

Annual Rate
SPDR S&P Global Natural Resources ETF	0.40%
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2024. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2024 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2023 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2023, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$ 38,602,571	$ 32,014,127
SPDR Dow Jones International Real Estate ETF	14,788,399	11,962,870
SPDR Portfolio Developed World ex-US ETF	429,997,146	230,887,598
SPDR Portfolio Emerging Markets ETF	871,754,728	51,288,920
SPDR Portfolio Europe ETF	12,393,374	11,176,133
SPDR Portfolio MSCI Global Stock Market ETF	21,883,069	14,296,170
SPDR S&P China ETF	181,189,817	78,845,732
SPDR S&P Global Natural Resources ETF	463,832,474	262,562,453
SPDR S&P International Small Cap ETF	15,018,722	11,806,647
SPDR S&P North American Natural Resources ETF	75,743,052	66,752,884
For the period ended March 31, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$ 111,759,458	$ —	$ —
SPDR Dow Jones International Real Estate ETF	10,200,828	65,250,565	(6,895,126)
SPDR Portfolio Developed World ex-US ETF	2,252,274,928	26,794,427	10,287,395
SPDR Portfolio Emerging Markets ETF	381,137,657	1,898	—
SPDR Portfolio Europe ETF	162,504,388	9,377,952	535,151
SPDR Portfolio MSCI Global Stock Market ETF	125,121,380	45,450,771	10,730,208
SPDR S&P China ETF	55,591,536	160,647,923	(6,172,373)
SPDR S&P Global Natural Resources ETF	344,168,423	267,390,811	88,938,226
SPDR S&P International Small Cap ETF	20,963,361	21,082,261	4,095,798
SPDR S&P North American Natural Resources ETF	252,495,054	250,544,084	32,781,035
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2022, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$ 1,384,320,064	$ 158,466,594	$ 285,902,924	$(127,436,330)
SPDR Dow Jones International Real Estate ETF	633,330,958	4,504,106	180,573,755	(176,069,649)
SPDR Portfolio Developed World ex-US ETF	15,123,545,896	1,957,210,631	1,268,003,726	689,206,905
SPDR Portfolio Emerging Markets ETF	7,406,465,618	895,171,586	1,230,253,641	(335,082,055)
SPDR Portfolio Europe ETF	421,964,333	15,992,949	41,058,049	(25,065,100)
SPDR Portfolio MSCI Global Stock Market ETF	634,249,175	48,795,377	65,445,203	(16,649,826)
SPDR S&P China ETF	1,686,477,277	77,810,330	479,880,277	(402,069,947)
SPDR S&P Global Natural Resources ETF	3,919,530,527	299,403,289	336,317,279	(36,913,990)
SPDR S&P International Small Cap ETF	931,183,793	74,963,091	236,404,659	(161,441,568)
SPDR S&P North American Natural Resources ETF	645,293,322	18,188,728	30,557,898	(12,369,170)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 16,334,317	$ 11,128,839	$ 6,037,606	$ 17,166,445
SPDR Dow Jones International Real Estate ETF	38,944,419	16,758,171	24,040,954	40,799,125
SPDR Portfolio Developed World ex-US ETF	1,015,405,237	664,126,808	397,331,255	1,061,458,063
SPDR Portfolio Emerging Markets ETF	326,755,032	192,792,410	156,271,711	349,064,121
SPDR Portfolio Europe ETF	11,679,113	7,826,737	4,444,434	12,271,171
SPDR Portfolio MSCI Global Stock Market ETF	30,110,789	22,071,195	9,469,437	31,540,632
SPDR S&P China ETF	38,003,421	10,575,631	32,030,800	42,606,431
SPDR S&P Global Natural Resources ETF	291,130,142	166,195,446	136,662,502	302,857,948
SPDR S&P International Small Cap ETF	144,554,571	67,361,189	85,746,098	153,107,287
SPDR S&P North American Natural Resources ETF	78,294,336	57,509,342	23,947,856	81,457,198
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2023:
		Remaining Contractual Maturity of the Agreements as of March 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$ 11,128,839	$—	$—	$—	$ 11,128,839	$ 11,128,839
SPDR Dow Jones International Real Estate ETF	Common Stocks	16,758,171	—	—	—	16,758,171	16,758,171
SPDR Portfolio Developed World Ex-US ETF	Common Stocks	664,126,673	—	—	—	664,126,673	664,126,673
SPDR Portfolio Developed World Ex-US ETF	Warrants	135	—	—	—	135	135
SPDR Portfolio Emerging Markets ETF	Common Stocks	192,792,410	—	—	—	192,792,410	192,792,410
SPDR Portfolio Europe ETF	Common Stocks	7,826,668	—	—	—	7,826,668	7,826,668
SPDR Portfolio Europe ETF	Rights	37	—	—	—	37	37
SPDR Portfolio Europe ETF	Warrants	32	—	—	—	32	32
SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	22,071,195	—	—	—	22,071,195	22,071,195
SPDR S&P China ETF	Common Stocks	10,575,631	—	—	—	10,575,631	10,575,631
SPDR S&P Global Natural Resources ETF	Common Stocks	166,195,446	—	—	—	166,195,446	166,195,446
SPDR S&P International Small Cap ETF	Common Stocks	67,360,004	—	—	—	67,360,004	67,360,004
SPDR S&P International Small Cap ETF	Warrants	1,185	—	—	—	1,185	1,185
SPDR S&P North American Natural Resources ETF	Common Stocks	57,509,342	—	—	—	57,509,342	57,509,342
230

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

10.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
SPDR Portfolio Emerging Markets ETF
SPDR S&P International Small Cap ETF
 The Fund had no outstanding loans as of March 31, 2023
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID -19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
   12.     Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
March 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2022 to March 31, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Dow Jones Global Real Estate ETF	0.51%	$1,082.50	$2.65	$1,022.40	$2.57
SPDR Dow Jones International Real Estate ETF	0.60	1,108.20	3.15	1,021.90	3.02
SPDR Portfolio Developed World ex-US ETF	0.05	1,249.50	0.28	1,024.70	0.25
SPDR Portfolio Emerging Markets ETF	0.11	1,116.30	0.58	1,024.40	0.56
SPDR Portfolio Europe ETF	0.10	1,317.80	0.58	1,024.40	0.50
SPDR Portfolio MSCI Global Stock Market ETF	0.10	1,177.00	0.54	1,024.40	0.50
SPDR S&P China ETF	0.60	1,175.50	3.25	1,021.90	3.02
SPDR S&P Global Natural Resources ETF	0.40	1,175.80	2.17	1,022.90	2.02
SPDR S&P International Small Cap ETF	0.41	1,201.20	2.25	1,022.90	2.07
SPDR S&P North American Natural Resources ETF	0.35	1,141.50	1.87	1,023.20	1.77
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
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OTHER INFORMATION  (continued)
March 31, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGAFM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period from December 31, 2021 through December 31, 2022 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
234

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2023 State Street Corporation - All Rights Reserved
SPDRISRASAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	The schedule of investments is included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ann M. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	June 2, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	June 2, 2023